UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Bond Index Fund Investor Shares - VBISX

Vanguard Short-Term Bond Index Fund ETF Shares - BSV

Vanguard Short-Term Bond Index Fund Admiral™ Shares - VBIRX

Vanguard Short-Term Bond Index Fund Institutional Shares - VBITX

Vanguard Short-Term Bond Index Fund Institutional Plus Shares - VBIPX

Vanguard Intermediate-Term Bond Index Fund Investor Shares - VBIIX

Vanguard Intermediate-Term Bond Index Fund ETF Shares - BIV

Vanguard Intermediate-Term Bond Index Fund Admiral™ Shares - VBILX

Vanguard Intermediate-Term Bond Index Fund Institutional Shares - VBIMX

Vanguard Intermediate-Term Bond Index Fund Institutional Plus Shares - VBIUX

Vanguard Long-Term Bond Index Fund ETF Shares - BLV

Vanguard Long-Term Bond Index Fund Admiral™ Shares - VBLAX

Vanguard Long-Term Bond Index Fund Institutional Shares - VBLLX

Vanguard Long-Term Bond Index Fund Institutional Plus Shares - VBLIX

Vanguard Inflation-Protected Securities Fund Investor Shares - VIPSX

Vanguard Inflation-Protected Securities Fund Admiral™ Shares - VAIPX

Vanguard Inflation-Protected Securities Fund Institutional Shares - VIPIX

Vanguard Total Bond Market Index Fund Investor Shares - VBMFX

Vanguard Total Bond Market Index Fund ETF Shares - BND

Vanguard Total Bond Market Index Fund Admiral™ Shares - VBTLX

Vanguard Total Bond Market Index Fund Institutional Shares - VBTIX

Vanguard Total Bond Market Index Fund Institutional Plus Shares - VBMPX

Vanguard Total Bond Market Index Fund Institutional Select Shares - VTBSX

Vanguard Total Bond Market II Index Fund Investor Shares - VTBIX

Vanguard Total Bond Market II Index Fund Institutional Shares - VTBNX

Vanguard Short-Term Bond Index Fund
Investor Shares (VBISX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$64,146
Number of Portfolio Holdings	2,919
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	25.3%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.6%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR132

Vanguard Short-Term Bond Index Fund
ETF Shares (BSV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$64,146
Number of Portfolio Holdings	2,919
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	25.3%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.6%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR924

Vanguard Short-Term Bond Index Fund
Admiral™ Shares (VBIRX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$64,146
Number of Portfolio Holdings	2,919
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	25.3%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.6%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5132

Vanguard Short-Term Bond Index Fund
Institutional Shares (VBITX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$64,146
Number of Portfolio Holdings	2,919
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	25.3%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.6%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR732

Vanguard Short-Term Bond Index Fund
Institutional Plus Shares (VBIPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$64,146
Number of Portfolio Holdings	2,919
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	25.3%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.6%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR733

Vanguard Intermediate-Term Bond Index Fund
Investor Shares (VBIIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$45,084
Number of Portfolio Holdings	2,275
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	36.7%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	57.3%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR314

Vanguard Intermediate-Term Bond Index Fund
ETF Shares (BIV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$45,084
Number of Portfolio Holdings	2,275
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	36.7%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	57.3%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR925

Vanguard Intermediate-Term Bond Index Fund
Admiral™ Shares (VBILX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$45,084
Number of Portfolio Holdings	2,275
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	36.7%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	57.3%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5314

Vanguard Intermediate-Term Bond Index Fund
Institutional Shares (VBIMX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$45,084
Number of Portfolio Holdings	2,275
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	36.7%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	57.3%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR504

Vanguard Intermediate-Term Bond Index Fund
Institutional Plus Shares (VBIUX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$45,084
Number of Portfolio Holdings	2,275
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	36.7%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	57.3%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1874

Vanguard Long-Term Bond Index Fund
ETF Shares (BLV) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,417
Number of Portfolio Holdings	3,039
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	42.7%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	50.9%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR927

Vanguard Long-Term Bond Index Fund
Admiral™ Shares (VBLAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,417
Number of Portfolio Holdings	3,039
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	42.7%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	50.9%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2022

Vanguard Long-Term Bond Index Fund
Institutional Shares (VBLLX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,417
Number of Portfolio Holdings	3,039
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	42.7%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	50.9%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR545

Vanguard Long-Term Bond Index Fund
Institutional Plus Shares (VBLIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,417
Number of Portfolio Holdings	3,039
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Corporate Bonds	42.7%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	50.9%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1872

Vanguard Inflation-Protected Securities Fund
Investor Shares (VIPSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$27,250
Number of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2025)
0 - 5 Years	49.1%
5 - 10 Years	37.0%
10 - 15 Years	0.6%
15 - 20 Years	5.4%
20 - 25 Years	3.3%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR119

Vanguard Inflation-Protected Securities Fund
Admiral™ Shares (VAIPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$27,250
Number of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2025)
0 - 5 Years	49.1%
5 - 10 Years	37.0%
10 - 15 Years	0.6%
15 - 20 Years	5.4%
20 - 25 Years	3.3%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5119

Vanguard Inflation-Protected Securities Fund
Institutional Shares (VIPIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$27,250
Number of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Distribution by Stated Maturity % of Net Asset (as of June 30, 2025)
0 - 5 Years	49.1%
5 - 10 Years	37.0%
10 - 15 Years	0.6%
15 - 20 Years	5.4%
20 - 25 Years	3.3%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1190

Vanguard Total Bond Market Index Fund
Investor Shares (VBMFX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.15%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR84

Vanguard Total Bond Market Index Fund
ETF Shares (BND) Nasdaq
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR928

Vanguard Total Bond Market Index Fund
Admiral™ Shares (VBTLX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR584

Vanguard Total Bond Market Index Fund
Institutional Shares (VBTIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.027%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR222

Vanguard Total Bond Market Index Fund
Institutional Plus Shares (VBMPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR850

Vanguard Total Bond Market Index Fund
Institutional Select Shares (VTBSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$359,835
Number of Portfolio Holdings	17,695
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Corporate Bonds	25.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	67.8%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1884

Vanguard Total Bond Market II Index Fund
Investor Shares (VTBIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.09%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$317,369
Number of Portfolio Holdings	16,031
Portfolio Turnover Rate	55%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.0%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR635

Vanguard Total Bond Market II Index Fund
Institutional Shares (VTBNX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$317,369
Number of Portfolio Holdings	16,031
Portfolio Turnover Rate	55%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.0%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR660

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
Short-Term Bond Index Fund	1
Intermediate-Term Bond Index Fund	55
Long-Term Bond Index Fund	103

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.6%)
U.S. Government Securities (67.9%)
United States Treasury Note/Bond	0.625%	7/31/26	126,963	122,475
United States Treasury Note/Bond	1.875%	7/31/26	135,055	132,053
United States Treasury Note/Bond	4.375%	7/31/26	413,534	415,182
United States Treasury Note/Bond	1.500%	8/15/26	283,845	276,172
United States Treasury Note/Bond	4.375%	8/15/26	257,145	258,240
United States Treasury Note/Bond	6.750%	8/15/26	8,100	8,333
United States Treasury Note/Bond	0.750%	8/31/26	310,530	299,261
United States Treasury Note/Bond	1.375%	8/31/26	136,075	132,099
United States Treasury Note/Bond	3.750%	8/31/26	408,083	407,095
United States Treasury Note/Bond	4.625%	9/15/26	236,075	237,993
United States Treasury Note/Bond	0.875%	9/30/26	328,910	316,807
United States Treasury Note/Bond	1.625%	9/30/26	75,115	73,041
United States Treasury Note/Bond	3.500%	9/30/26	402,612	400,552
United States Treasury Note/Bond	4.625%	10/15/26	235,278	237,383
United States Treasury Note/Bond	1.125%	10/31/26	328,532	316,802
United States Treasury Note/Bond	1.625%	10/31/26	131,895	128,046
United States Treasury Note/Bond	4.125%	10/31/26	408,362	409,511
United States Treasury Note/Bond	2.000%	11/15/26	235,178	229,299
United States Treasury Note/Bond	4.625%	11/15/26	318,495	321,593
United States Treasury Note/Bond	6.500%	11/15/26	27,000	27,991
United States Treasury Note/Bond	1.250%	11/30/26	337,545	325,480
United States Treasury Note/Bond	1.625%	11/30/26	118,099	114,501
United States Treasury Note/Bond	4.250%	11/30/26	519,104	521,801
United States Treasury Note/Bond	4.375%	12/15/26	314,624	316,971
United States Treasury Note/Bond	1.250%	12/31/26	254,240	244,736
United States Treasury Note/Bond	1.750%	12/31/26	140,145	135,913
United States Treasury Note/Bond	4.250%	12/31/26	432,886	435,439
United States Treasury Note/Bond	4.000%	1/15/27	359,610	360,467
United States Treasury Note/Bond	1.500%	1/31/27	464,555	448,096
United States Treasury Note/Bond	4.125%	1/31/27	474,504	476,710
United States Treasury Note/Bond	2.250%	2/15/27	260,300	253,935
United States Treasury Note/Bond	4.125%	2/15/27	334,411	336,005
United States Treasury Note/Bond	6.625%	2/15/27	2,000	2,090
United States Treasury Note/Bond	1.125%	2/28/27	87,510	83,763
United States Treasury Note/Bond	1.875%	2/28/27	306,319	296,878
United States Treasury Note/Bond	4.125%	2/28/27	429,627	431,909
United States Treasury Note/Bond	4.250%	3/15/27	345,128	347,743
United States Treasury Note/Bond	0.625%	3/31/27	162,020	153,463
United States Treasury Note/Bond	2.500%	3/31/27	297,820	291,445
United States Treasury Note/Bond	3.875%	3/31/27	311,812	312,336
United States Treasury Note/Bond	4.500%	4/15/27	337,218	341,407
United States Treasury Note/Bond	0.500%	4/30/27	204,650	192,963
United States Treasury Note/Bond	2.750%	4/30/27	284,904	279,829
United States Treasury Note/Bond	3.750%	4/30/27	423,216	423,183
United States Treasury Note/Bond	2.375%	5/15/27	325,340	317,270
United States Treasury Note/Bond	4.500%	5/15/27	260,594	264,035
United States Treasury Note/Bond	0.500%	5/31/27	179,920	169,244
United States Treasury Note/Bond	2.625%	5/31/27	264,828	259,355
United States Treasury Note/Bond	3.875%	5/31/27	261,285	261,908
United States Treasury Note/Bond	4.625%	6/15/27	303,094	308,114
United States Treasury Note/Bond	0.500%	6/30/27	210,040	197,077
United States Treasury Note/Bond	3.250%	6/30/27	275,110	272,617
United States Treasury Note/Bond	3.750%	6/30/27	454,330	454,614
United States Treasury Note/Bond	4.375%	7/15/27	296,130	299,809
United States Treasury Note/Bond	0.375%	7/31/27	257,315	240,117
United States Treasury Note/Bond	2.750%	7/31/27	277,732	272,308
United States Treasury Note/Bond	2.250%	8/15/27	269,101	261,017
United States Treasury Note/Bond	3.750%	8/15/27	276,414	276,533
United States Treasury Note/Bond	6.375%	8/15/27	9,718	10,223
1

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.500%	8/31/27	240,730	224,735
United States Treasury Note/Bond	3.125%	8/31/27	261,805	258,573
United States Treasury Note/Bond	3.375%	9/15/27	339,754	337,418
United States Treasury Note/Bond	0.375%	9/30/27	283,050	262,816
United States Treasury Note/Bond	4.125%	9/30/27	256,485	258,799
United States Treasury Note/Bond	3.875%	10/15/27	246,251	247,097
United States Treasury Note/Bond	0.500%	10/31/27	269,200	250,020
United States Treasury Note/Bond	4.125%	10/31/27	213,754	215,700
United States Treasury Note/Bond	2.250%	11/15/27	274,960	265,873
United States Treasury Note/Bond	4.125%	11/15/27	332,622	335,714
United States Treasury Note/Bond	6.125%	11/15/27	9,140	9,620
United States Treasury Note/Bond	0.625%	11/30/27	304,980	283,500
United States Treasury Note/Bond	3.875%	11/30/27	260,565	261,552
United States Treasury Note/Bond	4.000%	12/15/27	261,507	263,356
United States Treasury Note/Bond	0.625%	12/31/27	334,425	310,022
United States Treasury Note/Bond	3.875%	12/31/27	259,817	260,913
United States Treasury Note/Bond	4.250%	1/15/28	301,495	305,417
United States Treasury Note/Bond	0.750%	1/31/28	359,730	333,706
United States Treasury Note/Bond	3.500%	1/31/28	269,992	268,632
United States Treasury Note/Bond	2.750%	2/15/28	362,420	353,770
United States Treasury Note/Bond	4.250%	2/15/28	297,792	301,828
United States Treasury Note/Bond	1.125%	2/29/28	355,884	332,765
United States Treasury Note/Bond	4.000%	2/29/28	264,441	266,414
United States Treasury Note/Bond	3.875%	3/15/28	309,218	310,704
United States Treasury Note/Bond	1.250%	3/31/28	354,080	331,549
United States Treasury Note/Bond	3.625%	3/31/28	211,936	211,563
United States Treasury Note/Bond	3.750%	4/15/28	107,528	107,675
United States Treasury Note/Bond	1.250%	4/30/28	361,310	337,698
United States Treasury Note/Bond	3.500%	4/30/28	248,642	247,292
United States Treasury Note/Bond	2.875%	5/15/28	375,150	366,768
United States Treasury Note/Bond	3.750%	5/15/28	188,062	188,363
United States Treasury Note/Bond	1.250%	5/31/28	362,250	337,940
United States Treasury Note/Bond	3.625%	5/31/28	237,868	237,357
United States Treasury Note/Bond	3.875%	6/15/28	225,152	226,348
United States Treasury Note/Bond	1.250%	6/30/28	328,545	305,855
United States Treasury Note/Bond	4.000%	6/30/28	269,586	271,882
United States Treasury Note/Bond	1.000%	7/31/28	365,230	336,696
United States Treasury Note/Bond	4.125%	7/31/28	252,102	255,155
United States Treasury Note/Bond	2.875%	8/15/28	379,771	370,395
United States Treasury Note/Bond	5.500%	8/15/28	9,000	9,470
United States Treasury Note/Bond	1.125%	8/31/28	380,297	351,151
United States Treasury Note/Bond	4.375%	8/31/28	293,848	299,633
United States Treasury Note/Bond	1.250%	9/30/28	356,934	330,192
United States Treasury Note/Bond	4.625%	9/30/28	298,854	307,166
United States Treasury Note/Bond	1.375%	10/31/28	329,825	305,784
United States Treasury Note/Bond	4.875%	10/31/28	301,243	312,092
United States Treasury Note/Bond	3.125%	11/15/28	356,320	349,639
United States Treasury Note/Bond	5.250%	11/15/28	62,880	65,749
United States Treasury Note/Bond	1.500%	11/30/28	318,005	295,521
United States Treasury Note/Bond	4.375%	11/30/28	321,678	328,413
United States Treasury Note/Bond	1.375%	12/31/28	338,375	312,600
United States Treasury Note/Bond	3.750%	12/31/28	351,003	351,332
United States Treasury Note/Bond	1.750%	1/31/29	335,360	313,273
United States Treasury Note/Bond	4.000%	1/31/29	403,645	407,303
United States Treasury Note/Bond	2.625%	2/15/29	417,120	401,641
United States Treasury Note/Bond	5.250%	2/15/29	7,760	8,163
United States Treasury Note/Bond	1.875%	2/28/29	377,760	354,032
United States Treasury Note/Bond	4.250%	2/28/29	431,772	439,429
United States Treasury Note/Bond	2.375%	3/31/29	307,780	293,257
United States Treasury Note/Bond	4.125%	3/31/29	441,779	447,819
United States Treasury Note/Bond	2.875%	4/30/29	288,800	279,978
United States Treasury Note/Bond	4.625%	4/30/29	450,003	464,101
United States Treasury Note/Bond	2.375%	5/15/29	287,000	273,009
United States Treasury Note/Bond	2.750%	5/31/29	247,000	238,181
United States Treasury Note/Bond	4.500%	5/31/29	425,789	437,465
United States Treasury Note/Bond	3.250%	6/30/29	238,945	234,595
United States Treasury Note/Bond	4.250%	6/30/29	414,829	422,607
United States Treasury Note/Bond	2.625%	7/31/29	241,010	230,842
United States Treasury Note/Bond	4.000%	7/31/29	408,856	412,689
United States Treasury Note/Bond	1.625%	8/15/29	166,410	153,240
2

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/31/29	197,825	193,065
	United States Treasury Note/Bond	3.625%	8/31/29	430,105	428,022
	United States Treasury Note/Bond	3.500%	9/30/29	440,192	435,790
	United States Treasury Note/Bond	3.875%	9/30/29	204,160	205,117
	United States Treasury Note/Bond	4.000%	10/31/29	202,215	204,127
	United States Treasury Note/Bond	4.125%	10/31/29	382,227	387,751
	United States Treasury Note/Bond	1.750%	11/15/29	186,110	171,352
	United States Treasury Note/Bond	3.875%	11/30/29	180,310	181,099
	United States Treasury Note/Bond	4.125%	11/30/29	397,085	402,948
	United States Treasury Note/Bond	3.875%	12/31/29	201,135	201,999
	United States Treasury Note/Bond	4.375%	12/31/29	427,227	437,874
	United States Treasury Note/Bond	3.500%	1/31/30	237,655	234,907
	United States Treasury Note/Bond	4.250%	1/31/30	397,981	405,910
	United States Treasury Note/Bond	1.500%	2/15/30	269,660	244,021
	United States Treasury Note/Bond	4.000%	2/28/30	593,195	599,081
	United States Treasury Note/Bond	3.625%	3/31/30	189,700	188,337
	United States Treasury Note/Bond	4.000%	3/31/30	457,597	461,887
	United States Treasury Note/Bond	3.500%	4/30/30	200,000	197,438
	United States Treasury Note/Bond	3.875%	4/30/30	252,748	253,775
	United States Treasury Note/Bond	0.625%	5/15/30	445,150	382,968
	United States Treasury Note/Bond	3.750%	5/31/30	201,000	200,560
[1]	United States Treasury Note/Bond	4.000%	5/31/30	523,892	529,008
	United States Treasury Note/Bond	3.875%	6/30/30	783,201	786,138
					43,556,252
Agency Bonds and Notes (0.7%)
	Federal Farm Credit Banks	4.375%	7/6/26	20,025	20,094
	Federal Farm Credit Banks	4.625%	7/17/26	19,745	19,865
	Federal Farm Credit Banks	5.000%	7/30/26	11,630	11,749
	Federal Farm Credit Banks	4.500%	8/14/26	9,050	9,101
	Federal Farm Credit Banks	4.875%	8/28/26	2,680	2,707
	Federal Farm Credit Banks	4.750%	9/1/26	100	101
	Federal Farm Credit Banks	4.500%	3/26/27	17,000	17,184
	Federal Farm Credit Banks	4.750%	5/6/27	5,189	5,273
	Federal Farm Credit Banks	4.500%	5/20/27	3,643	3,687
	Federal Farm Credit Banks	4.625%	11/15/27	4,630	4,718
	Federal Farm Credit Banks	4.250%	2/24/28	1,650	1,670
	Federal Farm Credit Banks	4.500%	6/7/28	2,250	2,296
	Federal Farm Credit Banks	4.500%	9/22/28	13,711	14,019
	Federal Farm Credit Banks	4.250%	12/15/28	2,823	2,866
	Federal Farm Credit Banks	4.125%	3/20/29	100	101
	Federal Farm Credit Banks	4.375%	4/10/29	100	102
	Federal Farm Credit Banks	4.750%	4/30/29	3,414	3,531
	Federal Farm Credit Banks	3.500%	9/10/29	2,210	2,184
	Federal Farm Credit Banks	4.000%	4/1/30	1,650	1,661
[2]	Federal Home Loan Banks	1.100%	8/20/26	100	97
	Federal Home Loan Banks	3.625%	9/4/26	13,195	13,144
	Federal Home Loan Banks	1.875%	9/11/26	34,930	34,075
	Federal Home Loan Banks	4.625%	9/11/26	37,550	37,822
	Federal Home Loan Banks	4.000%	10/9/26	14,900	14,908
	Federal Home Loan Banks	4.625%	11/17/26	28,510	28,767
	Federal Home Loan Banks	1.250%	12/21/26	29,545	28,430
	Federal Home Loan Banks	4.125%	1/15/27	8,450	8,485
[2]	Federal Home Loan Banks	0.900%	2/26/27	100	95
	Federal Home Loan Banks	4.000%	3/10/27	10,725	10,751
	Federal Home Loan Banks	3.000%	3/12/27	240	237
	Federal Home Loan Banks	4.500%	3/12/27	5,000	5,053
	Federal Home Loan Banks	4.750%	4/9/27	12,550	12,744
	Federal Home Loan Banks	3.875%	6/4/27	14,660	14,675
	Federal Home Loan Banks	4.250%	12/10/27	2,915	2,948
	Federal Home Loan Banks	4.500%	3/10/28	10,100	10,291
	Federal Home Loan Banks	3.250%	6/9/28	240	237
	Federal Home Loan Banks	4.000%	6/30/28	38,330	38,650
	Federal Home Loan Banks	4.375%	9/8/28	14,950	15,226
	Federal Home Loan Banks	3.250%	11/16/28	435	429
	Federal Home Loan Banks	4.750%	12/8/28	1,105	1,139
[2,3]	Federal Home Loan Mortgage Corp.	0.800%	10/28/26	100	96
[2,3]	Federal Home Loan Mortgage Corp.	4.814%	8/20/29	240	240
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	35,150	34,281
[2]	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,843
3

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Private Export Funding Corp.	4.300%	12/15/28	2,650	2,677
[2]	Private Export Funding Corp.	3.650%	3/15/30	2,250	2,203
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,725	12,530
	Tennessee Valley Authority	3.875%	3/15/28	13,415	13,439
					469,421
Total U.S. Government and Agency Obligations (Cost $43,843,466)					44,025,673
Corporate Bonds (25.3%)
Communications (1.2%)
	Alphabet Inc.	1.998%	8/15/26	8,377	8,194
	Alphabet Inc.	0.800%	8/15/27	6,746	6,334
	Alphabet Inc.	4.000%	5/15/30	7,250	7,254
	America Movil SAB de CV	3.625%	4/22/29	5,600	5,428
	America Movil SAB de CV	2.875%	5/7/30	4,900	4,527
	AppLovin Corp.	5.125%	12/1/29	8,285	8,397
	AT&T Inc.	3.800%	2/15/27	5,923	5,877
	AT&T Inc.	4.250%	3/1/27	10,151	10,139
	AT&T Inc.	2.300%	6/1/27	19,850	19,132
	AT&T Inc.	1.650%	2/1/28	15,139	14,206
[2]	AT&T Inc.	4.100%	2/15/28	10,490	10,446
	AT&T Inc.	4.350%	3/1/29	13,192	13,220
[2]	AT&T Inc.	4.300%	2/15/30	11,695	11,661
	AT&T Inc.	4.700%	8/15/30	11,475	11,579
	Baidu Inc.	1.625%	2/23/27	2,785	2,668
	Baidu Inc.	3.625%	7/6/27	5,740	5,669
	Baidu Inc.	4.375%	3/29/28	3,973	3,982
	Baidu Inc.	3.425%	4/7/30	2,300	2,206
	Booking Holdings Inc.	3.550%	3/15/28	4,820	4,745
	Booking Holdings Inc.	4.625%	4/13/30	3,771	3,816
	Charter Communications Operating LLC	6.150%	11/10/26	7,309	7,451
	Charter Communications Operating LLC	3.750%	2/15/28	13,960	13,689
	Charter Communications Operating LLC	2.250%	1/15/29	8,750	8,064
	Charter Communications Operating LLC	5.050%	3/30/29	9,005	9,096
	Charter Communications Operating LLC	6.100%	6/1/29	12,330	12,910
	Comcast Corp.	2.350%	1/15/27	14,699	14,298
	Comcast Corp.	3.300%	2/1/27	3,596	3,547
	Comcast Corp.	3.300%	4/1/27	6,228	6,135
	Comcast Corp.	3.150%	2/15/28	13,820	13,465
	Comcast Corp.	3.550%	5/1/28	7,529	7,404
	Comcast Corp.	4.150%	10/15/28	26,632	26,585
	Comcast Corp.	4.550%	1/15/29	2,662	2,692
	Comcast Corp.	5.100%	6/1/29	4,635	4,784
	Comcast Corp.	2.650%	2/1/30	9,415	8,746
	Comcast Corp.	3.400%	4/1/30	7,050	6,765
	Deutsche Telekom International Finance BV	8.750%	6/15/30	14,100	16,649
[2]	Discovery Communications LLC	3.950%	3/20/28	950	907
[2]	Discovery Communications LLC	4.125%	5/15/29	435	404
[2]	Discovery Communications LLC	3.625%	5/15/30	140	124
	Expedia Group Inc.	4.625%	8/1/27	6,481	6,507
	Expedia Group Inc.	3.250%	2/15/30	11,354	10,721
	FactSet Research Systems Inc.	2.900%	3/1/27	5,087	4,966
	Fox Corp.	4.709%	1/25/29	14,876	15,003
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,599	2,613
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	3,181	3,210
	Meta Platforms Inc.	3.500%	8/15/27	20,374	20,182
	Meta Platforms Inc.	4.600%	5/15/28	11,340	11,550
	Meta Platforms Inc.	4.300%	8/15/29	6,452	6,513
	Netflix Inc.	4.875%	4/15/28	17,153	17,506
	Netflix Inc.	5.875%	11/15/28	18,997	20,025
	Netflix Inc.	6.375%	5/15/29	4,689	5,047
	Paramount Global	2.900%	1/15/27	2,748	2,674
	Paramount Global	3.375%	2/15/28	120	116
	Paramount Global	3.700%	6/1/28	4,795	4,660
	Paramount Global	4.200%	6/1/29	8,245	8,026
	Rogers Communications Inc.	2.900%	11/15/26	4,504	4,407
	Rogers Communications Inc.	3.200%	3/15/27	4,386	4,301
	Rogers Communications Inc.	5.000%	2/15/29	10,560	10,713
	Sprint Capital Corp.	6.875%	11/15/28	27,520	29,541
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,195	4,154
4

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,020	3,066
	Telefonica Emisiones SA	4.103%	3/8/27	7,876	7,836
	TELUS Corp.	2.800%	2/16/27	5,570	5,432
	T-Mobile USA Inc.	3.750%	4/15/27	25,067	24,814
	T-Mobile USA Inc.	4.750%	2/1/28	9,706	9,719
	T-Mobile USA Inc.	2.050%	2/15/28	7,235	6,838
	T-Mobile USA Inc.	4.950%	3/15/28	4,065	4,134
	T-Mobile USA Inc.	4.800%	7/15/28	5,975	6,056
	T-Mobile USA Inc.	4.850%	1/15/29	1,322	1,342
	T-Mobile USA Inc.	2.625%	2/15/29	2,550	2,395
	T-Mobile USA Inc.	2.400%	3/15/29	4,034	3,754
	T-Mobile USA Inc.	3.375%	4/15/29	13,523	13,022
	T-Mobile USA Inc.	4.200%	10/1/29	10,815	10,741
	T-Mobile USA Inc.	3.875%	4/15/30	30,870	29,973
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	5,842	5,700
	Uber Technologies Inc.	4.300%	1/15/30	11,650	11,608
	Verizon Communications Inc.	2.100%	3/22/28	32,579	30,869
	Verizon Communications Inc.	4.016%	12/3/29	13,016	12,841
	Verizon Communications Inc.	3.150%	3/22/30	8,450	8,001
[4]	Verizon Communications Inc.	5.401%	7/2/37	37,574	37,790
	Walt Disney Co.	3.375%	11/15/26	4,631	4,590
	Walt Disney Co.	2.000%	9/1/29	7,340	6,739
	Walt Disney Co.	3.800%	3/22/30	3,231	3,181
[2]	Warnermedia Holdings Inc.	3.755%	3/15/27	745	726
[2]	Warnermedia Holdings Inc.	4.054%	3/15/29	555	517
					767,314
Consumer Discretionary (1.8%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	14,945	14,671
[4]	Alibaba Group Holding Ltd.	4.875%	5/26/30	4,700	4,800
	Amazon.com Inc.	3.300%	4/13/27	36,734	36,321
	Amazon.com Inc.	3.150%	8/22/27	18,140	17,843
	Amazon.com Inc.	4.550%	12/1/27	13,488	13,669
	Amazon.com Inc.	1.650%	5/12/28	7,535	7,077
	Amazon.com Inc.	3.450%	4/13/29	10,840	10,636
	Amazon.com Inc.	4.650%	12/1/29	10,865	11,111
	Amazon.com Inc.	1.500%	6/3/30	10,113	8,946
[2]	American Honda Finance Corp.	5.250%	7/7/26	2,706	2,729
[2]	American Honda Finance Corp.	2.300%	9/9/26	4,361	4,258
[2]	American Honda Finance Corp.	4.400%	10/5/26	9,390	9,397
[2]	American Honda Finance Corp.	2.350%	1/8/27	1,834	1,780
	American Honda Finance Corp.	4.900%	3/12/27	4,159	4,196
[2]	American Honda Finance Corp.	4.900%	7/9/27	3,100	3,138
[2]	American Honda Finance Corp.	4.450%	10/22/27	3,960	3,973
	American Honda Finance Corp.	4.550%	3/3/28	4,213	4,234
[2]	American Honda Finance Corp.	2.000%	3/24/28	7,125	6,694
[2]	American Honda Finance Corp.	5.125%	7/7/28	7,705	7,865
	American Honda Finance Corp.	5.650%	11/15/28	10,980	11,402
	American Honda Finance Corp.	4.900%	3/13/29	1,390	1,411
[2]	American Honda Finance Corp.	4.400%	9/5/29	4,380	4,361
	American Honda Finance Corp.	4.800%	3/5/30	3,962	3,993
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	1,219	1,216
	AutoNation Inc.	3.800%	11/15/27	4,080	4,017
	AutoNation Inc.	4.750%	6/1/30	4,944	4,919
	AutoZone Inc.	5.050%	7/15/26	5,880	5,922
	AutoZone Inc.	3.750%	6/1/27	6,666	6,603
	AutoZone Inc.	4.500%	2/1/28	2,870	2,892
	AutoZone Inc.	6.250%	11/1/28	2,245	2,380
	AutoZone Inc.	3.750%	4/18/29	3,000	2,934
	AutoZone Inc.	5.100%	7/15/29	5,750	5,898
	AutoZone Inc.	4.000%	4/15/30	5,561	5,444
	AutoZone Inc.	5.125%	6/15/30	2,400	2,461
	Best Buy Co. Inc.	4.450%	10/1/28	1,760	1,764
	BorgWarner Inc.	2.650%	7/1/27	8,445	8,169
	BorgWarner Inc.	4.950%	8/15/29	1,035	1,049
	Brunswick Corp.	5.850%	3/18/29	3,005	3,097
	Choice Hotels International Inc.	3.700%	12/1/29	3,266	3,105
	Darden Restaurants Inc.	3.850%	5/1/27	4,720	4,681
	Darden Restaurants Inc.	4.350%	10/15/27	2,090	2,094
	Darden Restaurants Inc.	4.550%	10/15/29	2,935	2,929
5

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DR Horton Inc.	1.300%	10/15/26	840	808
	DR Horton Inc.	1.400%	10/15/27	1,695	1,594
	eBay Inc.	3.600%	6/5/27	2,469	2,442
	eBay Inc.	5.950%	11/22/27	1,894	1,967
	eBay Inc.	2.700%	3/11/30	5,250	4,866
	Ford Motor Co.	4.346%	12/8/26	3,999	3,973
	Ford Motor Co.	9.625%	4/22/30	3,230	3,717
	Ford Motor Credit Co. LLC	4.542%	8/1/26	6,922	6,874
	Ford Motor Credit Co. LLC	5.125%	11/5/26	7,030	7,016
	Ford Motor Credit Co. LLC	4.271%	1/9/27	16,790	16,513
	Ford Motor Credit Co. LLC	5.850%	5/17/27	9,873	9,951
	Ford Motor Credit Co. LLC	4.950%	5/28/27	11,013	10,943
	Ford Motor Credit Co. LLC	4.125%	8/17/27	10,485	10,245
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,164	2,089
	Ford Motor Credit Co. LLC	7.350%	11/4/27	1,932	2,006
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,348	5,015
	Ford Motor Credit Co. LLC	6.800%	5/12/28	3,242	3,351
	Ford Motor Credit Co. LLC	6.798%	11/7/28	18,259	18,921
	Ford Motor Credit Co. LLC	2.900%	2/10/29	613	557
	Ford Motor Credit Co. LLC	5.800%	3/8/29	7,225	7,242
	Ford Motor Credit Co. LLC	5.113%	5/3/29	8,526	8,338
	Ford Motor Credit Co. LLC	5.303%	9/6/29	19,265	18,923
	Ford Motor Credit Co. LLC	5.875%	11/7/29	11,595	11,631
	Ford Motor Credit Co. LLC	7.200%	6/10/30	3,000	3,155
	Fortune Brands Innovations Inc.	3.250%	9/15/29	4,390	4,160
	General Motors Co.	6.800%	10/1/27	1,430	1,489
	General Motors Co.	5.350%	4/15/28	2,950	2,995
	General Motors Co.	5.400%	10/15/29	485	495
	General Motors Co.	5.625%	4/15/30	6,100	6,237
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,243	11,163
	General Motors Financial Co. Inc.	4.350%	1/17/27	14,680	14,595
	General Motors Financial Co. Inc.	2.350%	2/26/27	7,201	6,940
	General Motors Financial Co. Inc.	5.000%	4/9/27	14,523	14,613
	General Motors Financial Co. Inc.	5.000%	7/15/27	1,975	1,987
	General Motors Financial Co. Inc.	5.350%	7/15/27	3,669	3,723
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,833	5,601
	General Motors Financial Co. Inc.	3.850%	1/5/28	1,789	1,751
	General Motors Financial Co. Inc.	6.000%	1/9/28	427	440
	General Motors Financial Co. Inc.	5.050%	4/4/28	1,915	1,930
	General Motors Financial Co. Inc.	2.400%	4/10/28	4,470	4,202
	General Motors Financial Co. Inc.	5.800%	6/23/28	6,973	7,184
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,738	2,546
	General Motors Financial Co. Inc.	5.800%	1/7/29	2,220	2,287
	General Motors Financial Co. Inc.	4.300%	4/6/29	3,444	3,368
	General Motors Financial Co. Inc.	5.550%	7/15/29	14,610	14,922
	General Motors Financial Co. Inc.	4.900%	10/6/29	10,795	10,782
	General Motors Financial Co. Inc.	5.350%	1/7/30	21,693	21,946
	General Motors Financial Co. Inc.	5.850%	4/6/30	281	290
	General Motors Financial Co. Inc.	3.600%	6/21/30	3,715	3,475
	General Motors Financial Co. Inc.	5.450%	7/15/30	2,300	2,333
	Genuine Parts Co.	4.950%	8/15/29	3,301	3,353
	GXO Logistics Inc.	1.650%	7/15/26	4,675	4,521
	GXO Logistics Inc.	6.250%	5/6/29	5,160	5,391
	Home Depot Inc.	2.125%	9/15/26	4,875	4,762
	Home Depot Inc.	4.950%	9/30/26	2,025	2,044
	Home Depot Inc.	2.500%	4/15/27	8,512	8,285
	Home Depot Inc.	2.875%	4/15/27	7,027	6,890
	Home Depot Inc.	2.800%	9/14/27	4,391	4,279
	Home Depot Inc.	1.500%	9/15/28	6,229	5,762
	Home Depot Inc.	3.900%	12/6/28	7,220	7,198
	Home Depot Inc.	4.900%	4/15/29	4,050	4,157
	Home Depot Inc.	2.950%	6/15/29	12,410	11,874
	Home Depot Inc.	4.750%	6/25/29	8,965	9,153
	Home Depot Inc.	2.700%	4/15/30	10,930	10,210
	Honda Motor Co. Ltd.	2.534%	3/10/27	14,492	14,067
[5]	Honda Motor Co. Ltd.	4.436%	7/8/28	8,550	8,560
[5]	Honda Motor Co. Ltd.	4.688%	7/8/30	8,750	8,764
	Hyatt Hotels Corp.	5.750%	1/30/27	3,500	3,572
	Hyatt Hotels Corp.	5.050%	3/30/28	1,887	1,908
	Hyatt Hotels Corp.	5.250%	6/30/29	5,575	5,672
6

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	5.750%	4/23/30	4,405	4,556
	JD.com Inc.	3.375%	1/14/30	4,795	4,589
	Las Vegas Sands Corp.	5.900%	6/1/27	4,250	4,340
	Las Vegas Sands Corp.	5.625%	6/15/28	1,400	1,428
	Las Vegas Sands Corp.	3.900%	8/8/29	2,265	2,155
	Las Vegas Sands Corp.	6.000%	6/14/30	3,250	3,352
	Lear Corp.	4.250%	5/15/29	5,954	5,851
	Leggett & Platt Inc.	3.500%	11/15/27	3,878	3,763
	Leggett & Platt Inc.	4.400%	3/15/29	3,003	2,923
	Leland Stanford Junior University	1.289%	6/1/27	3,584	3,422
	Lennar Corp.	4.750%	11/29/27	4,535	4,567
	Lowe's Cos. Inc.	3.350%	4/1/27	10,551	10,393
	Lowe's Cos. Inc.	3.100%	5/3/27	8,852	8,678
	Lowe's Cos. Inc.	1.300%	4/15/28	5,843	5,408
	Lowe's Cos. Inc.	1.700%	9/15/28	3,037	2,810
	Lowe's Cos. Inc.	3.650%	4/5/29	6,377	6,227
	Lowe's Cos. Inc.	4.500%	4/15/30	8,713	8,777
	Magna International Inc.	5.050%	3/14/29	6,410	6,540
	Magna International Inc.	2.450%	6/15/30	2,860	2,592
	Marriott International Inc.	5.000%	10/15/27	3,696	3,756
[2]	Marriott International Inc.	4.000%	4/15/28	5,385	5,335
	Marriott International Inc.	5.550%	10/15/28	2,303	2,388
[2]	Marriott International Inc.	4.650%	12/1/28	2,580	2,598
	Marriott International Inc.	4.875%	5/15/29	1,600	1,623
[2]	Marriott International Inc.	4.625%	6/15/30	11,568	11,606
	Masco Corp.	1.500%	2/15/28	5,620	5,216
[2]	McDonald's Corp.	3.500%	3/1/27	6,261	6,191
[2]	McDonald's Corp.	3.800%	4/1/28	7,950	7,883
	McDonald's Corp.	4.800%	8/14/28	5,690	5,795
[2]	McDonald's Corp.	5.000%	5/17/29	5,115	5,255
[2]	McDonald's Corp.	2.625%	9/1/29	6,095	5,725
	McDonald's Corp.	4.600%	5/15/30	4,193	4,238
	Mohawk Industries Inc.	5.850%	9/18/28	3,257	3,390
	NIKE Inc.	2.750%	3/27/27	5,987	5,857
	NIKE Inc.	2.850%	3/27/30	13,019	12,264
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,680	3,747
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,900	1,875
	O'Reilly Automotive Inc.	3.900%	6/1/29	7,030	6,906
	Owens Corning	3.400%	8/15/26	3,751	3,710
	Owens Corning	5.500%	6/15/27	1,200	1,227
	Owens Corning	3.950%	8/15/29	3,325	3,257
	Owens Corning	3.875%	6/1/30	3,400	3,285
	Polaris Inc.	6.950%	3/15/29	3,257	3,424
	PulteGroup Inc.	5.000%	1/15/27	3,620	3,646
	PVH Corp.	5.500%	6/13/30	8,200	8,258
	Ralph Lauren Corp.	2.950%	6/15/30	4,529	4,234
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,217	2,343
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	1,250	1,218
	Sands China Ltd.	2.300%	3/8/27	1,545	1,482
	Sands China Ltd.	5.400%	8/8/28	11,386	11,474
	Sands China Ltd.	2.850%	3/8/29	3,725	3,420
	Sands China Ltd.	4.375%	6/18/30	4,000	3,824
	Snap-on Inc.	3.250%	3/1/27	2,051	2,021
	Starbucks Corp.	2.000%	3/12/27	3,410	3,284
	Starbucks Corp.	4.500%	5/15/28	3,100	3,116
	Starbucks Corp.	3.550%	8/15/29	7,230	7,032
	Starbucks Corp.	2.250%	3/12/30	3,212	2,913
	Starbucks Corp.	4.800%	5/15/30	3,050	3,088
	Tapestry Inc.	5.100%	3/11/30	6,098	6,178
	TJX Cos. Inc.	2.250%	9/15/26	5,204	5,097
	TJX Cos. Inc.	3.875%	4/15/30	3,696	3,646
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,320	4,299
	Toll Brothers Finance Corp.	3.800%	11/1/29	955	927
	Toyota Motor Corp.	5.275%	7/13/26	2,860	2,888
	Toyota Motor Corp.	4.186%	6/30/27	3,725	3,732
	Toyota Motor Corp.	5.118%	7/13/28	9,048	9,298
	Toyota Motor Corp.	2.760%	7/2/29	2,285	2,163
	Toyota Motor Corp.	4.450%	6/30/30	4,350	4,368
	Toyota Motor Credit Corp.	4.550%	8/7/26	3,690	3,703
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	4,880	4,921
7

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,860	5,954
	Toyota Motor Credit Corp.	4.600%	1/8/27	7,715	7,772
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,695	1,638
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	5,825	5,910
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	9,060	8,896
	Toyota Motor Credit Corp.	4.500%	5/14/27	6,195	6,237
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,840	2,670
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,954	6,016
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	2,140	2,149
	Toyota Motor Credit Corp.	5.450%	11/10/27	2,761	2,841
	Toyota Motor Credit Corp.	4.625%	1/12/28	2,795	2,829
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,545	3,341
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	4,960	5,118
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	4,625	4,683
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,545	3,477
	Toyota Motor Credit Corp.	5.050%	5/16/29	1,475	1,516
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	9,566	9,631
	Toyota Motor Credit Corp.	4.950%	1/9/30	6,293	6,438
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,000	8,603
	Toyota Motor Credit Corp.	4.800%	5/15/30	4,950	5,027
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	5,000	5,031
					1,137,364
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,462	4,842
	Altria Group Inc.	4.875%	2/4/28	1,500	1,520
	Altria Group Inc.	6.200%	11/1/28	1,535	1,620
	Altria Group Inc.	4.800%	2/14/29	15,210	15,384
	Altria Group Inc.	3.400%	5/6/30	4,500	4,275
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	28,535	29,039
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	10,025	9,674
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,796	1,764
	Archer-Daniels-Midland Co.	3.250%	3/27/30	4,020	3,838
	Avery Dennison Corp.	4.875%	12/6/28	4,068	4,130
	BAT Capital Corp.	3.215%	9/6/26	5,474	5,398
	BAT Capital Corp.	4.700%	4/2/27	2,968	2,982
	BAT Capital Corp.	3.557%	8/15/27	7,317	7,198
	BAT Capital Corp.	2.259%	3/25/28	6,435	6,088
	BAT Capital Corp.	3.462%	9/6/29	4,000	3,844
	BAT Capital Corp.	4.906%	4/2/30	6,000	6,080
	BAT International Finance plc	4.448%	3/16/28	7,765	7,781
	BAT International Finance plc	5.931%	2/2/29	13,565	14,236
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,694	4,637
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	4,308	4,284
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	5,387	5,328
	Campbell's Co.	5.200%	3/19/27	1,440	1,461
	Campbell's Co.	4.150%	3/15/28	7,932	7,900
	Campbell's Co.	5.200%	3/21/29	3,955	4,049
	Campbell's Co.	2.375%	4/24/30	1,900	1,721
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,645	3,573
	Clorox Co.	3.100%	10/1/27	1,744	1,704
	Clorox Co.	4.400%	5/1/29	5,015	5,035
	Clorox Co.	1.800%	5/15/30	2,405	2,125
	Coca-Cola Co.	3.375%	3/25/27	7,491	7,429
	Coca-Cola Co.	1.450%	6/1/27	8,236	7,863
	Coca-Cola Co.	1.000%	3/15/28	4,475	4,153
	Coca-Cola Co.	2.125%	9/6/29	5,090	4,726
	Coca-Cola Co.	1.650%	6/1/30	7,350	6,521
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	5,545	5,715
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	5,800	5,411
	Colgate-Palmolive Co.	3.100%	8/15/27	5,320	5,229
	Colgate-Palmolive Co.	4.600%	3/1/28	5,870	5,973
	Colgate-Palmolive Co.	4.200%	5/1/30	1,750	1,757
	Conagra Brands Inc.	4.850%	11/1/28	8,935	9,021
	Constellation Brands Inc.	3.700%	12/6/26	8,448	8,380
	Constellation Brands Inc.	3.500%	5/9/27	1,400	1,378
	Constellation Brands Inc.	4.350%	5/9/27	5,388	5,389
	Constellation Brands Inc.	3.600%	2/15/28	5,562	5,464
	Constellation Brands Inc.	4.650%	11/15/28	11,935	12,022
	Constellation Brands Inc.	4.800%	1/15/29	1,725	1,744
8

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	2.875%	5/1/30	2,850	2,637
	Constellation Brands Inc.	4.800%	5/1/30	915	922
	Costco Wholesale Corp.	3.000%	5/18/27	4,100	4,038
	Costco Wholesale Corp.	1.375%	6/20/27	10,171	9,701
	Costco Wholesale Corp.	1.600%	4/20/30	5,245	4,679
	Diageo Capital plc	5.300%	10/24/27	9,890	10,140
	Diageo Capital plc	2.375%	10/24/29	5,224	4,846
	Diageo Investment Corp.	5.125%	8/15/30	5,500	5,666
	Dollar General Corp.	3.875%	4/15/27	4,299	4,262
	Dollar General Corp.	4.625%	11/1/27	3,250	3,270
	Dollar General Corp.	4.125%	5/1/28	6,624	6,578
	Dollar General Corp.	5.200%	7/5/28	2,465	2,515
	Dollar Tree Inc.	4.200%	5/15/28	12,055	11,948
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,920	3,857
	Estee Lauder Cos. Inc.	4.375%	5/15/28	6,415	6,437
	Estee Lauder Cos. Inc.	2.600%	4/15/30	3,000	2,765
	General Mills Inc.	4.700%	1/30/27	3,385	3,404
	General Mills Inc.	3.200%	2/10/27	8,665	8,523
	General Mills Inc.	4.200%	4/17/28	12,397	12,377
	General Mills Inc.	4.875%	1/30/30	2,000	2,033
	General Mills Inc.	2.875%	4/15/30	4,110	3,823
	Haleon US Capital LLC	3.375%	3/24/27	13,379	13,189
	Haleon US Capital LLC	3.375%	3/24/29	6,223	6,015
	Hershey Co.	2.300%	8/15/26	4,050	3,973
	Hershey Co.	4.550%	2/24/28	1,644	1,665
	Hershey Co.	4.250%	5/4/28	1,015	1,023
	Hormel Foods Corp.	4.800%	3/30/27	2,475	2,501
	Hormel Foods Corp.	1.700%	6/3/28	5,385	5,035
	Hormel Foods Corp.	1.800%	6/11/30	5,800	5,157
	Ingredion Inc.	3.200%	10/1/26	3,402	3,349
	Ingredion Inc.	2.900%	6/1/30	3,000	2,773
	J M Smucker Co.	3.375%	12/15/27	3,480	3,420
	J M Smucker Co.	5.900%	11/15/28	3,145	3,305
	J M Smucker Co.	2.375%	3/15/30	846	770
	JBS USA Holding Lux Sarl	2.500%	1/15/27	8,015	7,774
	Kellanova	4.300%	5/15/28	4,550	4,577
	Kenvue Inc.	5.050%	3/22/28	6,517	6,674
	Kenvue Inc.	5.000%	3/22/30	2,190	2,257
	Keurig Dr Pepper Inc.	2.550%	9/15/26	1,129	1,107
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	3,305	3,346
	Keurig Dr Pepper Inc.	3.430%	6/15/27	5,982	5,887
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,830	13,940
	Keurig Dr Pepper Inc.	5.050%	3/15/29	4,140	4,231
	Keurig Dr Pepper Inc.	3.950%	4/15/29	5,530	5,442
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,750	2,592
	Keurig Dr Pepper Inc.	4.600%	5/15/30	750	754
	Kimberly-Clark Corp.	3.200%	4/25/29	4,611	4,472
	Kimberly-Clark Corp.	3.100%	3/26/30	3,525	3,362
	Kraft Heinz Foods Co.	3.875%	5/15/27	17,904	17,765
	Kraft Heinz Foods Co.	3.750%	4/1/30	2,590	2,508
	Kroger Co.	2.650%	10/15/26	6,694	6,559
	Kroger Co.	3.700%	8/1/27	2,794	2,769
	Kroger Co.	4.500%	1/15/29	3,695	3,727
	Kroger Co.	1.700%	1/15/31	3,000	2,588
	McCormick & Co. Inc.	3.400%	8/15/27	5,554	5,459
	Molson Coors Beverage Co.	3.000%	7/15/26	13,469	13,269
	Mondelez International Inc.	2.625%	3/17/27	9,725	9,480
	Mondelez International Inc.	4.750%	2/20/29	3,280	3,338
	Mondelez International Inc.	2.750%	4/13/30	3,000	2,784
	Mondelez International Inc.	4.500%	5/6/30	4,240	4,235
	PepsiCo Inc.	2.375%	10/6/26	6,581	6,451
	PepsiCo Inc.	4.400%	2/7/27	3,625	3,650
	PepsiCo Inc.	2.625%	3/19/27	9,711	9,496
	PepsiCo Inc.	3.000%	10/15/27	11,880	11,621
	PepsiCo Inc.	4.450%	2/7/28	3,495	3,538
	PepsiCo Inc.	3.600%	2/18/28	1,705	1,691
	PepsiCo Inc.	4.450%	5/15/28	5,645	5,731
	PepsiCo Inc.	7.000%	3/1/29	5,220	5,730
	PepsiCo Inc.	2.625%	7/29/29	5,468	5,168
	PepsiCo Inc.	2.750%	3/19/30	5,025	4,709
9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	1.625%	5/1/30	5,180	4,596
	Philip Morris International Inc.	4.750%	2/12/27	4,905	4,948
	Philip Morris International Inc.	4.375%	11/1/27	1,825	1,833
	Philip Morris International Inc.	5.125%	11/17/27	16,325	16,650
	Philip Morris International Inc.	4.875%	2/15/28	20,220	20,558
	Philip Morris International Inc.	4.125%	4/28/28	4,425	4,416
	Philip Morris International Inc.	4.875%	2/13/29	6,978	7,099
	Philip Morris International Inc.	3.375%	8/15/29	5,895	5,687
	Philip Morris International Inc.	4.625%	11/1/29	7,740	7,814
	Philip Morris International Inc.	5.625%	11/17/29	7,710	8,095
	Philip Morris International Inc.	5.125%	2/15/30	11,880	12,224
	Philip Morris International Inc.	4.375%	4/30/30	4,645	4,633
	Philip Morris International Inc.	2.100%	5/1/30	4,405	3,968
	Philip Morris International Inc.	1.750%	11/1/30	3,330	2,902
	Procter & Gamble Co.	2.450%	11/3/26	4,325	4,243
	Procter & Gamble Co.	1.900%	2/1/27	155	150
	Procter & Gamble Co.	2.800%	3/25/27	11,459	11,245
	Procter & Gamble Co.	2.850%	8/11/27	4,700	4,597
	Procter & Gamble Co.	3.950%	1/26/28	5,310	5,339
	Procter & Gamble Co.	4.350%	1/29/29	10,110	10,250
	Procter & Gamble Co.	3.000%	3/25/30	7,650	7,299
	Procter & Gamble Co.	4.050%	5/1/30	2,175	2,176
	Sysco Corp.	3.300%	7/15/26	3,706	3,663
	Sysco Corp.	5.750%	1/17/29	7,728	8,064
	Sysco Corp.	2.400%	2/15/30	2,650	2,423
	Sysco Corp.	5.100%	9/23/30	4,204	4,310
	Target Corp.	1.950%	1/15/27	5,110	4,951
	Target Corp.	4.350%	6/15/28	2,736	2,753
	Target Corp.	3.375%	4/15/29	8,765	8,528
	Tyson Foods Inc.	4.350%	3/1/29	6,395	6,355
	Tyson Foods Inc.	5.400%	3/15/29	4,525	4,664
	Unilever Capital Corp.	2.000%	7/28/26	6,462	6,316
	Unilever Capital Corp.	2.900%	5/5/27	1,900	1,865
	Unilever Capital Corp.	4.250%	8/12/27	1,285	1,291
	Unilever Capital Corp.	3.500%	3/22/28	4,829	4,767
	Unilever Capital Corp.	4.875%	9/8/28	9,320	9,550
	Unilever Capital Corp.	2.125%	9/6/29	6,185	5,700
	Walmart Inc.	1.050%	9/17/26	7,380	7,136
	Walmart Inc.	4.100%	4/28/27	4,750	4,771
	Walmart Inc.	3.950%	9/9/27	7,740	7,747
	Walmart Inc.	3.900%	4/15/28	2,550	2,554
	Walmart Inc.	3.700%	6/26/28	11,094	11,056
	Walmart Inc.	1.500%	9/22/28	9,190	8,521
	Walmart Inc.	2.375%	9/24/29	1,500	1,407
	Walmart Inc.	7.550%	2/15/30	2,760	3,166
	Walmart Inc.	4.350%	4/28/30	5,770	5,835
					913,077
Energy (1.4%)
[4]	APA Corp.	4.250%	1/15/30	2,115	2,023
	Baker Hughes Holdings LLC	2.061%	12/15/26	2,580	2,500
	Baker Hughes Holdings LLC	3.337%	12/15/27	5,109	5,007
	Boardwalk Pipelines LP	4.450%	7/15/27	956	956
	Boardwalk Pipelines LP	4.800%	5/3/29	2,410	2,437
	BP Capital Markets America Inc.	3.543%	4/6/27	6,044	5,984
	BP Capital Markets America Inc.	3.937%	9/21/28	8,013	7,951
	BP Capital Markets America Inc.	4.234%	11/6/28	16,070	16,083
	BP Capital Markets America Inc.	4.699%	4/10/29	7,725	7,840
	BP Capital Markets America Inc.	4.868%	11/25/29	8,370	8,552
	BP Capital Markets plc	3.279%	9/19/27	3,985	3,911
	BP Capital Markets plc	3.723%	11/28/28	5,296	5,212
	Canadian Natural Resources Ltd.	3.850%	6/1/27	7,873	7,797
[4]	Canadian Natural Resources Ltd.	5.000%	12/15/29	6,825	6,886
	Cenovus Energy Inc.	4.250%	4/15/27	4,212	4,199
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,697	10,801
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	8,480	8,180
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,288
	Cheniere Energy Partners LP	4.500%	10/1/29	8,400	8,309
	Chevron Corp.	1.995%	5/11/27	5,012	4,842
	Chevron Corp.	2.236%	5/11/30	8,775	8,016
10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	4.405%	2/26/27	931	939
	Chevron USA Inc.	1.018%	8/12/27	3,125	2,940
	Chevron USA Inc.	3.850%	1/15/28	4,016	4,007
	Chevron USA Inc.	4.475%	2/26/28	2,905	2,940
	Chevron USA Inc.	4.687%	4/15/30	3,586	3,659
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	9,943	9,996
	ConocoPhillips Co.	4.700%	1/15/30	11,275	11,432
	Continental Resources Inc.	4.375%	1/15/28	7,413	7,309
	Coterra Energy Inc.	3.900%	5/15/27	9,052	8,941
	Coterra Energy Inc.	4.375%	3/15/29	680	673
	DCP Midstream Operating LP	5.625%	7/15/27	4,075	4,163
	DCP Midstream Operating LP	5.125%	5/15/29	3,920	3,980
	Diamondback Energy Inc.	3.250%	12/1/26	6,385	6,293
	Diamondback Energy Inc.	5.200%	4/18/27	7,275	7,377
	Diamondback Energy Inc.	3.500%	12/1/29	6,635	6,345
	Diamondback Energy Inc.	5.150%	1/30/30	9,605	9,818
	Enbridge Inc.	1.600%	10/4/26	2,384	2,304
	Enbridge Inc.	5.900%	11/15/26	5,470	5,572
	Enbridge Inc.	4.250%	12/1/26	6,760	6,750
	Enbridge Inc.	5.250%	4/5/27	4,345	4,410
	Enbridge Inc.	3.700%	7/15/27	4,838	4,778
	Enbridge Inc.	4.600%	6/20/28	1,150	1,159
	Enbridge Inc.	6.000%	11/15/28	4,840	5,083
	Enbridge Inc.	5.300%	4/5/29	4,855	4,989
	Enbridge Inc.	3.125%	11/15/29	5,845	5,523
	Enbridge Inc.	4.900%	6/20/30	2,975	3,005
	Enbridge Inc.	7.375%	3/15/55	2,800	2,912
	Energy Transfer LP	3.900%	7/15/26	4,861	4,831
	Energy Transfer LP	4.400%	3/15/27	7,728	7,729
	Energy Transfer LP	4.200%	4/15/27	5,882	5,862
[2]	Energy Transfer LP	5.500%	6/1/27	6,700	6,821
	Energy Transfer LP	4.000%	10/1/27	1,786	1,773
	Energy Transfer LP	5.550%	2/15/28	9,325	9,595
	Energy Transfer LP	4.950%	5/15/28	5,564	5,641
	Energy Transfer LP	4.950%	6/15/28	4,998	5,070
	Energy Transfer LP	6.100%	12/1/28	3,228	3,391
	Energy Transfer LP	5.250%	4/15/29	9,512	9,740
	Energy Transfer LP	5.250%	7/1/29	9,087	9,313
	Energy Transfer LP	5.200%	4/1/30	8,779	8,970
	Energy Transfer LP	3.750%	5/15/30	13,335	12,796
	Eni USA Inc.	7.300%	11/15/27	485	516
	Enterprise Products Operating LLC	4.600%	1/11/27	845	850
	Enterprise Products Operating LLC	4.300%	6/20/28	3,500	3,516
	Enterprise Products Operating LLC	4.150%	10/16/28	4,625	4,625
	Enterprise Products Operating LLC	3.125%	7/31/29	4,618	4,417
	Enterprise Products Operating LLC	2.800%	1/31/30	10,234	9,594
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	6,810	6,732
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	4,458	4,383
[5]	EOG Resources Inc.	4.400%	7/15/28	2,325	2,339
	EOG Resources Inc.	4.375%	4/15/30	4,336	4,336
	EQT Corp.	3.900%	10/1/27	3,758	3,707
	EQT Corp.	5.700%	4/1/28	1,151	1,183
[4]	EQT Corp.	4.500%	1/15/29	5,669	5,599
[4]	EQT Corp.	6.375%	4/1/29	4,080	4,207
[4]	EQT Corp.	7.500%	6/1/30	4,110	4,517
	Expand Energy Corp.	5.375%	2/1/29	3,305	3,309
	Expand Energy Corp.	5.375%	3/15/30	6,900	6,923
	Exxon Mobil Corp.	2.275%	8/16/26	5,585	5,476
	Exxon Mobil Corp.	3.294%	3/19/27	2,875	2,852
	Exxon Mobil Corp.	3.482%	3/19/30	15,255	14,832
	Halliburton Co.	2.920%	3/1/30	11,630	10,822
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	2,800	2,774
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	2,140	2,042
	Hess Corp.	4.300%	4/1/27	4,363	4,354
	Hess Corp.	7.875%	10/1/29	2,410	2,712
	Kinder Morgan Inc.	1.750%	11/15/26	3,784	3,659
	Kinder Morgan Inc.	4.300%	3/1/28	8,445	8,452
	Kinder Morgan Inc.	5.100%	8/1/29	2,410	2,463
	Kinder Morgan Inc.	5.150%	6/1/30	750	766
	Marathon Petroleum Corp.	5.125%	12/15/26	7,035	7,096
11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Petroleum Corp.	3.800%	4/1/28	4,025	3,969
	Marathon Petroleum Corp.	5.150%	3/1/30	5,640	5,751
	MPLX LP	4.125%	3/1/27	12,921	12,857
	MPLX LP	4.250%	12/1/27	1,329	1,324
	MPLX LP	4.000%	3/15/28	4,914	4,864
	MPLX LP	4.800%	2/15/29	5,585	5,637
	Northwest Pipeline LLC	4.000%	4/1/27	2,886	2,866
	Occidental Petroleum Corp.	8.500%	7/15/27	1,500	1,589
	Occidental Petroleum Corp.	6.375%	9/1/28	4,595	4,779
	Occidental Petroleum Corp.	5.200%	8/1/29	7,945	7,971
	ONEOK Inc.	4.850%	7/15/26	3,226	3,232
	ONEOK Inc.	5.550%	11/1/26	3,597	3,646
	ONEOK Inc.	4.000%	7/13/27	3,616	3,594
	ONEOK Inc.	4.250%	9/24/27	22,815	22,784
	ONEOK Inc.	4.550%	7/15/28	5,565	5,583
	ONEOK Inc.	5.650%	11/1/28	4,220	4,372
	ONEOK Inc.	4.350%	3/15/29	4,205	4,174
	ONEOK Inc.	5.375%	6/1/29	2,645	2,701
	ONEOK Inc.	3.400%	9/1/29	1,715	1,638
	ONEOK Inc.	4.400%	10/15/29	3,595	3,568
	Ovintiv Inc.	5.650%	5/15/28	5,645	5,805
	Patterson-UTI Energy Inc.	3.950%	2/1/28	4,955	4,799
	Phillips 66	3.900%	3/15/28	6,189	6,126
	Phillips 66 Co.	3.550%	10/1/26	4,531	4,482
	Phillips 66 Co.	4.950%	12/1/27	6,031	6,124
	Plains All American Pipeline LP	4.500%	12/15/26	6,535	6,545
	Plains All American Pipeline LP	3.550%	12/15/29	4,440	4,243
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,212	13,291
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,529	9,481
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	10,644	10,624
[2]	Shell Finance US Inc.	2.375%	11/7/29	10,287	9,568
[2]	Shell Finance US Inc.	2.750%	4/6/30	7,610	7,139
	Shell International Finance BV	2.500%	9/12/26	11,767	11,565
	Shell International Finance BV	3.875%	11/13/28	7,532	7,509
[4]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	2,480	2,498
[4]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	6,675	6,696
	Spectra Energy Partners LP	3.375%	10/15/26	6,166	6,080
	Targa Resources Corp.	5.200%	7/1/27	5,830	5,908
	Targa Resources Corp.	6.150%	3/1/29	6,530	6,870
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,853
	Targa Resources Partners LP	5.000%	1/15/28	4,932	4,935
	Targa Resources Partners LP	5.500%	3/1/30	4,210	4,271
	TC PipeLines LP	3.900%	5/25/27	4,310	4,259
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,074	2,231
	TotalEnergies Capital International SA	3.455%	2/19/29	7,555	7,386
	TotalEnergies Capital International SA	2.829%	1/10/30	24,875	23,565
	TotalEnergies Capital SA	3.883%	10/11/28	2,887	2,873
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,285	10,253
	TransCanada PipeLines Ltd.	4.100%	4/15/30	5,925	5,806
	TransCanada PipeLines Ltd.	7.000%	6/1/65	4,300	4,310
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	613	607
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	2,282	2,153
	Valero Energy Corp.	2.150%	9/15/27	2,458	2,344
	Valero Energy Corp.	4.350%	6/1/28	5,772	5,773
	Valero Energy Corp.	4.000%	4/1/29	5,685	5,584
	Valero Energy Corp.	5.150%	2/15/30	670	684
	Valero Energy Partners LP	4.500%	3/15/28	5,211	5,222
	Western Midstream Operating LP	4.500%	3/1/28	3,200	3,181
	Western Midstream Operating LP	4.750%	8/15/28	1,816	1,817
	Western Midstream Operating LP	6.350%	1/15/29	4,843	5,072
	Western Midstream Operating LP	4.050%	2/1/30	5,080	4,888
	Williams Cos. Inc.	3.750%	6/15/27	4,270	4,222
	Williams Cos. Inc.	5.300%	8/15/28	7,127	7,324
	Williams Cos. Inc.	4.900%	3/15/29	8,970	9,095
	Williams Cos. Inc.	4.625%	6/30/30	2,975	2,978
	Woodside Finance Ltd.	4.900%	5/19/28	3,480	3,501
	Woodside Finance Ltd.	5.400%	5/19/30	8,517	8,634
					894,729
12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (10.3%)
	ACE Capital Trust II	9.700%	4/1/30	2,000	2,386
[2]	Aegon Ltd.	5.500%	4/11/48	5,043	5,066
	AerCap Ireland Capital DAC	2.450%	10/29/26	24,485	23,856
	AerCap Ireland Capital DAC	6.100%	1/15/27	5,465	5,587
	AerCap Ireland Capital DAC	6.450%	4/15/27	8,910	9,202
	AerCap Ireland Capital DAC	3.650%	7/21/27	3,296	3,248
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,252	6,156
	AerCap Ireland Capital DAC	4.875%	4/1/28	6,040	6,103
	AerCap Ireland Capital DAC	5.750%	6/6/28	2,108	2,181
	AerCap Ireland Capital DAC	3.000%	10/29/28	36,237	34,528
	AerCap Ireland Capital DAC	5.100%	1/19/29	5,585	5,683
	AerCap Ireland Capital DAC	4.625%	9/10/29	3,727	3,728
	AerCap Ireland Capital DAC	6.950%	3/10/55	4,060	4,238
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,000	1,876
	Aflac Inc.	2.875%	10/15/26	2,505	2,463
	Aflac Inc.	3.600%	4/1/30	5,940	5,769
	Air Lease Corp.	1.875%	8/15/26	5,624	5,468
	Air Lease Corp.	3.625%	4/1/27	4,235	4,189
	Air Lease Corp.	5.850%	12/15/27	4,240	4,387
	Air Lease Corp.	2.100%	9/1/28	5,950	5,547
	Air Lease Corp.	4.625%	10/1/28	2,305	2,319
	Air Lease Corp.	5.100%	3/1/29	3,015	3,079
	Air Lease Corp.	3.250%	10/1/29	3,025	2,881
[2]	Air Lease Corp.	3.000%	2/1/30	1,740	1,628
	Allstate Corp.	3.280%	12/15/26	5,592	5,514
	Allstate Corp.	5.050%	6/24/29	3,354	3,442
	Ally Financial Inc.	4.750%	6/9/27	2,926	2,943
	Ally Financial Inc.	7.100%	11/15/27	1,960	2,066
	Ally Financial Inc.	2.200%	11/2/28	3,361	3,101
	Ally Financial Inc.	5.737%	5/15/29	850	865
	Ally Financial Inc.	6.992%	6/13/29	1,655	1,740
	American Express Co.	1.650%	11/4/26	9,592	9,277
	American Express Co.	2.550%	3/4/27	11,500	11,200
	American Express Co.	5.389%	7/28/27	7,806	7,882
	American Express Co.	5.850%	11/5/27	6,285	6,511
	American Express Co.	5.098%	2/16/28	11,505	11,637
	American Express Co.	5.043%	7/26/28	4,225	4,285
	American Express Co.	4.731%	4/25/29	8,950	9,047
	American Express Co.	4.050%	5/3/29	180	180
	American Express Co.	5.282%	7/27/29	6,755	6,946
	American Express Co.	5.532%	4/25/30	11,733	12,197
	American Express Co.	5.085%	1/30/31	17,480	17,878
	American Express Co.	5.016%	4/25/31	8,800	8,989
	American Financial Group Inc.	5.250%	4/2/30	1,800	1,863
	American International Group Inc.	4.850%	5/7/30	3,655	3,712
	American International Group Inc.	3.400%	6/30/30	2,000	1,903
	American National Group Inc.	5.000%	6/15/27	6,129	6,156
	American National Group Inc.	5.750%	10/1/29	3,225	3,303
	Ameriprise Financial Inc.	5.700%	12/15/28	4,010	4,201
	Aon Corp.	2.850%	5/28/27	5,302	5,169
	Aon Corp.	3.750%	5/2/29	7,071	6,920
	Aon Corp.	2.800%	5/15/30	5,885	5,456
	Aon North America Inc.	5.125%	3/1/27	2,859	2,894
	Aon North America Inc.	5.150%	3/1/29	8,931	9,148
	Apollo Debt Solutions BDC	6.900%	4/13/29	5,660	5,904
	Arch Capital Finance LLC	4.011%	12/15/26	3,800	3,783
	Ares Capital Corp.	2.150%	7/15/26	5,819	5,670
	Ares Capital Corp.	7.000%	1/15/27	6,440	6,648
	Ares Capital Corp.	2.875%	6/15/27	1,435	1,387
	Ares Capital Corp.	2.875%	6/15/28	4,746	4,473
	Ares Capital Corp.	5.875%	3/1/29	1,475	1,503
	Ares Capital Corp.	5.950%	7/15/29	6,610	6,764
	Ares Capital Corp.	5.500%	9/1/30	4,400	4,385
	Ares Management Corp.	6.375%	11/10/28	3,185	3,375
	Ares Strategic Income Fund	5.700%	3/15/28	5,110	5,150
[4]	Ares Strategic Income Fund	5.450%	9/9/28	2,200	2,200
	Ares Strategic Income Fund	6.350%	8/15/29	4,343	4,453
	Ares Strategic Income Fund	5.600%	2/15/30	4,545	4,533
[4]	Ares Strategic Income Fund	5.800%	9/9/30	3,200	3,210
13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	4.600%	12/15/27	1,885	1,900
	Arthur J Gallagher & Co.	4.850%	12/15/29	1,505	1,527
	Associated Banc-Corp.	6.455%	8/29/30	2,005	2,059
	Assurant Inc.	4.900%	3/27/28	1,820	1,834
	Assurant Inc.	3.700%	2/22/30	2,985	2,841
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	1,830	1,924
[4]	Athene Global Funding	5.583%	1/9/29	1,250	1,284
	Athene Holding Ltd.	4.125%	1/12/28	6,389	6,326
	Athene Holding Ltd.	6.150%	4/3/30	2,425	2,573
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	9,240	9,287
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	4,833	4,880
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	4,335	4,404
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	7,050	7,169
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,635	2,537
	AXIS Specialty Finance plc	4.000%	12/6/27	2,440	2,415
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,593	2,512
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	2,875	2,851
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	7,125	7,366
	Banco Santander SA	5.179%	11/19/25	10,067	10,079
	Banco Santander SA	4.250%	4/11/27	13,381	13,347
	Banco Santander SA	5.294%	8/18/27	10,172	10,340
	Banco Santander SA	1.722%	9/14/27	12,508	12,081
	Banco Santander SA	6.527%	11/7/27	8,215	8,436
	Banco Santander SA	3.800%	2/23/28	5,630	5,532
	Banco Santander SA	5.552%	3/14/28	5,170	5,253
	Banco Santander SA	4.175%	3/24/28	12,242	12,167
[2]	Banco Santander SA	5.365%	7/15/28	3,800	3,868
	Banco Santander SA	5.588%	8/8/28	11,320	11,691
	Banco Santander SA	6.607%	11/7/28	8,910	9,502
	Banco Santander SA	3.306%	6/27/29	7,430	7,127
	Banco Santander SA	5.565%	1/17/30	5,905	6,125
	Banco Santander SA	5.538%	3/14/30	6,605	6,802
	Bank of America Corp.	6.220%	9/15/26	5,589	5,705
[2]	Bank of America Corp.	4.250%	10/22/26	19,145	19,112
	Bank of America Corp.	1.734%	7/22/27	65,778	63,943
[2]	Bank of America Corp.	4.183%	11/25/27	20,890	20,813
[2]	Bank of America Corp.	3.824%	1/20/28	20,453	20,279
[2]	Bank of America Corp.	2.551%	2/4/28	11,214	10,900
	Bank of America Corp.	4.376%	4/27/28	25,215	25,210
[2]	Bank of America Corp.	3.593%	7/21/28	315	310
[2]	Bank of America Corp.	4.948%	7/22/28	37,169	37,595
	Bank of America Corp.	6.204%	11/10/28	23,281	24,227
[2]	Bank of America Corp.	3.419%	12/20/28	15,650	15,295
[2]	Bank of America Corp.	3.970%	3/5/29	20,814	20,580
	Bank of America Corp.	5.202%	4/25/29	33,165	33,893
[2]	Bank of America Corp.	2.087%	6/14/29	9,380	8,792
[2]	Bank of America Corp.	4.271%	7/23/29	14,203	14,164
	Bank of America Corp.	5.819%	9/15/29	36,375	37,917
[2]	Bank of America Corp.	3.974%	2/7/30	11,990	11,806
[2]	Bank of America Corp.	2.884%	10/22/30	10,494	9,820
	Bank of America Corp.	5.162%	1/24/31	38,594	39,560
[2]	Bank of America Corp.	2.496%	2/13/31	30,585	27,941
[2]	Bank of Montreal	1.250%	9/15/26	11,016	10,633
[2]	Bank of Montreal	2.650%	3/8/27	9,880	9,645
	Bank of Montreal	4.567%	9/10/27	8,015	8,031
[2]	Bank of Montreal	4.700%	9/14/27	3,680	3,715
	Bank of Montreal	5.203%	2/1/28	13,872	14,196
	Bank of Montreal	5.717%	9/25/28	5,495	5,728
	Bank of Montreal	4.640%	9/10/30	4,445	4,483
[2]	Bank of Montreal	6.709%	Perpetual	117	117
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,530	1,502
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,262	3,164
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	7,712	7,607
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,785	7,694
	Bank of New York Mellon Corp.	4.441%	6/9/28	2,325	2,338
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	4,239	3,957
	Bank of New York Mellon Corp.	4.890%	7/21/28	5,375	5,447
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	11,545	11,954
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,205	3,087
	Bank of New York Mellon Corp.	4.543%	2/1/29	10,315	10,394
14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.729%	4/20/29	950	963
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	10,245	10,874
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	6,095	6,238
	Bank of New York Mellon Corp.	4.942%	2/11/31	16,475	16,815
	Bank of Nova Scotia	2.700%	8/3/26	13,616	13,403
	Bank of Nova Scotia	1.300%	9/15/26	7,564	7,308
	Bank of Nova Scotia	2.951%	3/11/27	11,730	11,504
[2]	Bank of Nova Scotia	5.400%	6/4/27	3,355	3,432
	Bank of Nova Scotia	5.250%	6/12/28	6,244	6,433
	Bank of Nova Scotia	4.932%	2/14/29	4,030	4,079
[2]	Bank of Nova Scotia	5.450%	8/1/29	13,475	13,995
	Bank of Nova Scotia	5.130%	2/14/31	10,181	10,368
	Barclays plc	7.325%	11/2/26	5,340	5,384
	Barclays plc	2.279%	11/24/27	14,198	13,764
	Barclays plc	4.337%	1/10/28	2,460	2,453
	Barclays plc	5.674%	3/12/28	7,885	8,036
	Barclays plc	4.836%	5/9/28	10,031	10,049
	Barclays plc	5.501%	8/9/28	14,551	14,835
	Barclays plc	4.837%	9/10/28	446	449
	Barclays plc	7.385%	11/2/28	22,569	23,959
	Barclays plc	5.086%	2/25/29	6,270	6,349
[2]	Barclays plc	4.972%	5/16/29	3,361	3,396
	Barclays plc	6.490%	9/13/29	8,854	9,356
	Barclays plc	5.690%	3/12/30	14,245	14,741
[2]	Barclays plc	5.088%	6/20/30	9,537	9,572
	Barclays plc	4.942%	9/10/30	14,168	14,272
	Barclays plc	5.367%	2/25/31	16,213	16,555
	Barings BDC Inc.	7.000%	2/15/29	3,780	3,898
[4]	Barings Private Credit Corp.	6.150%	6/11/30	4,225	4,177
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	2,250	2,195
	BGC Group Inc.	8.000%	5/25/28	3,715	3,973
	BGC Group Inc.	6.600%	6/10/29	280	290
[4]	BGC Group Inc.	6.150%	4/2/30	4,255	4,316
	BlackRock Funding Inc.	4.600%	7/26/27	4,140	4,191
	Blackrock Inc.	3.200%	3/15/27	1,653	1,631
	Blackrock Inc.	3.250%	4/30/29	5,050	4,907
	Blackrock Inc.	2.400%	4/30/30	6,225	5,728
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,355	1,401
	Blackstone Private Credit Fund	2.625%	12/15/26	4,978	4,809
	Blackstone Private Credit Fund	3.250%	3/15/27	5,774	5,613
	Blackstone Private Credit Fund	4.950%	9/26/27	1,095	1,091
	Blackstone Private Credit Fund	7.300%	11/27/28	4,530	4,835
	Blackstone Private Credit Fund	4.000%	1/15/29	3,130	3,005
	Blackstone Private Credit Fund	5.950%	7/16/29	2,560	2,610
	Blackstone Private Credit Fund	5.600%	11/22/29	2,870	2,889
	Blackstone Private Credit Fund	5.250%	4/1/30	2,500	2,478
	Blackstone Secured Lending Fund	2.750%	9/16/26	1,519	1,479
	Blackstone Secured Lending Fund	2.125%	2/15/27	1,114	1,064
	Blackstone Secured Lending Fund	5.875%	11/15/27	4,770	4,872
	Blackstone Secured Lending Fund	5.350%	4/13/28	5,200	5,237
	Blackstone Secured Lending Fund	2.850%	9/30/28	3,950	3,677
	Blackstone Secured Lending Fund	5.300%	6/30/30	3,000	2,972
	Blue Owl Capital Corp.	3.400%	7/15/26	4,600	4,524
	Blue Owl Capital Corp.	2.625%	1/15/27	5,584	5,396
	Blue Owl Capital Corp.	2.875%	6/11/28	10,537	9,820
	Blue Owl Capital Corp.	5.950%	3/15/29	9,240	9,289
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/27	362	360
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,055	6,349
	Blue Owl Credit Income Corp.	7.950%	6/13/28	6,565	7,023
	Blue Owl Credit Income Corp.	6.600%	9/15/29	4,930	5,077
	Blue Owl Credit Income Corp.	5.800%	3/15/30	6,565	6,584
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,820	2,702
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	3,175	3,191
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	3,925	4,005
[2]	BPCE SA	3.375%	12/2/26	4,210	4,164
	Brighthouse Financial Inc.	5.625%	5/15/30	3,646	3,741
	Brookfield Finance Inc.	3.900%	1/25/28	6,195	6,122
	Brookfield Finance Inc.	4.850%	3/29/29	8,615	8,697
	Brookfield Finance Inc.	4.350%	4/15/30	3,840	3,792
	Brown & Brown Inc.	4.600%	12/23/26	2,875	2,888
15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown & Brown Inc.	4.700%	6/23/28	1,225	1,236
	Brown & Brown Inc.	4.500%	3/15/29	2,100	2,099
	Brown & Brown Inc.	4.900%	6/23/30	5,200	5,249
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,025	2,050
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	3,186	3,145
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,015	4,086
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	3,565	3,571
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	8,815	8,984
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,650	4,880
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	5,208	5,263
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	8,320	8,562
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	4,454	4,456
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	10,170	10,413
	Capital One Financial Corp.	3.750%	7/28/26	6,664	6,602
	Capital One Financial Corp.	4.100%	2/9/27	16,530	16,454
	Capital One Financial Corp.	3.750%	3/9/27	10,300	10,219
	Capital One Financial Corp.	7.149%	10/29/27	7,255	7,500
	Capital One Financial Corp.	4.927%	5/10/28	8,490	8,555
	Capital One Financial Corp.	5.468%	2/1/29	9,636	9,866
	Capital One Financial Corp.	6.312%	6/8/29	11,982	12,580
	Capital One Financial Corp.	5.700%	2/1/30	11,316	11,705
	Capital One Financial Corp.	3.273%	3/1/30	4,290	4,104
	Capital One Financial Corp.	5.463%	7/26/30	7,171	7,381
[2]	Capital One NA	3.450%	7/27/26	1,820	1,800
[2]	Capital One NA	4.650%	9/13/28	7,368	7,405
[2]	Capital One NA	2.700%	2/6/30	1,980	1,823
	Carlyle Secured Lending Inc.	6.750%	2/18/30	1,665	1,702
	Cboe Global Markets Inc.	3.650%	1/12/27	5,920	5,871
	Charles Schwab Corp.	3.200%	3/2/27	6,253	6,158
	Charles Schwab Corp.	2.450%	3/3/27	14,339	13,937
	Charles Schwab Corp.	3.300%	4/1/27	6,250	6,167
	Charles Schwab Corp.	3.200%	1/25/28	1,425	1,395
	Charles Schwab Corp.	2.000%	3/20/28	7,273	6,883
	Charles Schwab Corp.	4.000%	2/1/29	605	601
	Charles Schwab Corp.	5.643%	5/19/29	9,320	9,657
	Charles Schwab Corp.	3.250%	5/22/29	5,335	5,152
	Charles Schwab Corp.	2.750%	10/1/29	1,410	1,324
	Charles Schwab Corp.	6.196%	11/17/29	10,995	11,665
	Chubb INA Holdings LLC	4.650%	8/15/29	4,950	5,036
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,915	4,206
	Citibank NA	4.929%	8/6/26	1,535	1,546
[2]	Citibank NA	5.488%	12/4/26	15,648	15,901
	Citibank NA	4.876%	11/19/27	35,090	35,310
	Citibank NA	5.803%	9/29/28	17,431	18,228
	Citibank NA	4.838%	8/6/29	7,350	7,505
	Citigroup Inc.	3.200%	10/21/26	2,944	2,904
	Citigroup Inc.	4.300%	11/20/26	7,777	7,764
	Citigroup Inc.	4.450%	9/29/27	12,776	12,784
[2]	Citigroup Inc.	3.887%	1/10/28	9,267	9,183
[2]	Citigroup Inc.	3.070%	2/24/28	62,412	61,053
	Citigroup Inc.	4.643%	5/7/28	5,675	5,692
	Citigroup Inc.	4.658%	5/24/28	26,339	26,441
[2]	Citigroup Inc.	3.668%	7/24/28	6,505	6,403
	Citigroup Inc.	4.125%	7/25/28	14,319	14,220
[2]	Citigroup Inc.	3.520%	10/27/28	18,775	18,386
	Citigroup Inc.	4.786%	3/4/29	300	302
[2]	Citigroup Inc.	4.075%	4/23/29	15,047	14,899
	Citigroup Inc.	5.174%	2/13/30	14,595	14,886
	Citigroup Inc.	4.542%	9/19/30	15,335	15,259
[2]	Citigroup Inc.	2.976%	11/5/30	10,400	9,728
[2]	Citigroup Inc.	4.412%	3/31/31	19,010	18,803
	Citigroup Inc.	4.952%	5/7/31	5,835	5,902
[2]	Citigroup Inc.	2.572%	6/3/31	30,000	27,204
	Citigroup Inc.	5.592%	11/19/34	7,090	7,196
	Citizens Bank NA	4.575%	8/9/28	6,847	6,859
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,324
	Citizens Financial Group Inc.	5.841%	1/23/30	4,365	4,519
	Citizens Financial Group Inc.	3.250%	4/30/30	2,188	2,049
	Citizens Financial Group Inc.	5.253%	3/5/31	3,000	3,040
	CME Group Inc.	3.750%	6/15/28	3,170	3,150
16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	4.400%	3/15/30	6,340	6,384
	CNA Financial Corp.	3.450%	8/15/27	5,783	5,672
	CNA Financial Corp.	3.900%	5/1/29	2,890	2,832
	CNO Financial Group Inc.	5.250%	5/30/29	3,130	3,159
	Comerica Inc.	4.000%	2/1/29	3	3
	Comerica Inc.	5.982%	1/30/30	4,565	4,675
	Commonwealth Bank of Australia	4.577%	11/27/26	8,385	8,445
	Commonwealth Bank of Australia	4.423%	3/14/28	4,200	4,239
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,591	8,528
	Cooperatieve Rabobank UA	5.500%	10/5/26	7,263	7,383
	Cooperatieve Rabobank UA	4.883%	1/21/28	7,070	7,219
	Cooperatieve Rabobank UA	4.800%	1/9/29	4,860	4,951
	Cooperatieve Rabobank UA	4.494%	10/17/29	6,600	6,671
	Corebridge Financial Inc.	3.650%	4/5/27	30,737	30,351
	Corebridge Financial Inc.	3.850%	4/5/29	8,776	8,602
	Corebridge Financial Inc.	6.875%	12/15/52	7,660	7,897
	Deutsche Bank AG	7.146%	7/13/27	8,175	8,383
	Deutsche Bank AG	5.371%	9/9/27	2,687	2,753
	Deutsche Bank AG	2.311%	11/16/27	10,890	10,567
	Deutsche Bank AG	2.552%	1/7/28	11,342	11,015
	Deutsche Bank AG	5.706%	2/8/28	4,327	4,399
	Deutsche Bank AG	6.720%	1/18/29	8,710	9,145
	Deutsche Bank AG	5.414%	5/10/29	6,840	7,084
	Deutsche Bank AG	6.819%	11/20/29	13,745	14,654
	Deutsche Bank AG	4.999%	9/11/30	5,850	5,888
	Deutsche Bank AG	5.297%	5/9/31	8,650	8,786
	Deutsche Bank AG	4.875%	12/1/32	3,732	3,690
	Eaton Vance Corp.	3.500%	4/6/27	6,492	6,408
	Enact Holdings Inc.	6.250%	5/28/29	4,250	4,411
	Enstar Finance LLC	5.500%	1/15/42	3,952	3,887
	Enstar Group Ltd.	4.950%	6/1/29	3,277	3,298
	Equitable Holdings Inc.	4.350%	4/20/28	8,769	8,750
	Essent Group Ltd.	6.250%	7/1/29	2,820	2,921
	F&G Annuities & Life Inc.	7.400%	1/13/28	2,960	3,105
	F&G Annuities & Life Inc.	6.500%	6/4/29	1,725	1,781
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	3,088	3,116
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	3,060	3,050
	Fidelity National Financial Inc.	4.500%	8/15/28	3,630	3,621
	Fidelity National Financial Inc.	3.400%	6/15/30	3,500	3,271
	Fifth Third Bancorp	2.550%	5/5/27	3,483	3,374
	Fifth Third Bancorp	1.707%	11/1/27	5,875	5,672
	Fifth Third Bancorp	4.055%	4/25/28	4,225	4,197
	Fifth Third Bancorp	6.361%	10/27/28	990	1,032
	Fifth Third Bancorp	6.339%	7/27/29	15,897	16,740
	Fifth Third Bancorp	4.772%	7/28/30	6,066	6,100
[2]	Fifth Third Bank NA	2.250%	2/1/27	1,436	1,393
	First American Financial Corp.	4.000%	5/15/30	2,630	2,521
	First Horizon Corp.	5.514%	3/7/31	12,999	13,186
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	5,246	5,445
	FNB Corp.	5.722%	12/11/30	4,470	4,496
	Franklin BSP Capital Corp.	7.200%	6/15/29	1,060	1,099
	FS KKR Capital Corp.	2.625%	1/15/27	5,110	4,904
	FS KKR Capital Corp.	3.125%	10/12/28	3,235	2,965
	FS KKR Capital Corp.	7.875%	1/15/29	4,078	4,307
	FS KKR Capital Corp.	6.875%	8/15/29	3,235	3,319
	FS KKR Capital Corp.	6.125%	1/15/30	3,820	3,800
	GATX Corp.	3.250%	9/15/26	2,255	2,222
	GATX Corp.	5.400%	3/15/27	250	254
	GATX Corp.	3.850%	3/30/27	5,797	5,739
	GATX Corp.	4.550%	11/7/28	2,815	2,819
	GATX Corp.	4.700%	4/1/29	515	519
	GATX Corp.	4.000%	6/30/30	2,900	2,822
	Globe Life Inc.	4.550%	9/15/28	2,761	2,775
	Goldman Sachs Group Inc.	3.500%	11/16/26	4,345	4,295
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,964	5,101
	Goldman Sachs Group Inc.	3.850%	1/26/27	11,821	11,744
	Goldman Sachs Group Inc.	1.542%	9/10/27	14,949	14,435
	Goldman Sachs Group Inc.	1.948%	10/21/27	52,038	50,402
	Goldman Sachs Group Inc.	2.640%	2/24/28	19,225	18,674
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,676	15,465
17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.937%	4/23/28	5,441	5,486
	Goldman Sachs Group Inc.	4.482%	8/23/28	22,991	23,019
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	13,955	13,726
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	23,099	22,969
	Goldman Sachs Group Inc.	6.484%	10/24/29	7,265	7,708
	Goldman Sachs Group Inc.	2.600%	2/7/30	15,130	13,986
	Goldman Sachs Group Inc.	5.727%	4/25/30	16,577	17,255
	Goldman Sachs Group Inc.	4.692%	10/23/30	7,675	7,697
[2]	Goldman Sachs Group Inc.	5.207%	1/28/31	9,250	9,464
	Goldman Sachs Group Inc.	5.218%	4/23/31	41,886	42,951
[4]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	600	606
[4]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	3,500	3,549
	Golub Capital BDC Inc.	2.500%	8/24/26	4,775	4,647
	Golub Capital BDC Inc.	2.050%	2/15/27	1,409	1,343
	Golub Capital BDC Inc.	7.050%	12/5/28	3,195	3,359
	Golub Capital BDC Inc.	6.000%	7/15/29	7,845	7,950
	Golub Capital Private Credit Fund	5.800%	9/12/29	1,975	1,974
	Golub Capital Private Credit Fund	5.875%	5/1/30	3,000	2,998
	Hercules Capital Inc.	2.625%	9/16/26	857	830
	Hercules Capital Inc.	3.375%	1/20/27	644	624
	Hercules Capital Inc.	6.000%	6/16/30	4,000	4,001
	Horace Mann Educators Corp.	7.250%	9/15/28	3,925	4,190
[4]	HPS Corporate Lending Fund	5.300%	6/5/27	650	651
	HPS Corporate Lending Fund	5.450%	1/14/28	3,750	3,762
	HPS Corporate Lending Fund	6.750%	1/30/29	3,000	3,102
	HPS Corporate Lending Fund	6.250%	9/30/29	3,100	3,158
[4]	HPS Corporate Lending Fund	5.850%	6/5/30	4,500	4,493
	HSBC Holdings plc	7.336%	11/3/26	399	403
	HSBC Holdings plc	2.251%	11/22/27	13,379	12,964
[2]	HSBC Holdings plc	4.041%	3/13/28	32,501	32,233
	HSBC Holdings plc	5.597%	5/17/28	10,849	11,056
	HSBC Holdings plc	4.755%	6/9/28	8,340	8,368
	HSBC Holdings plc	5.210%	8/11/28	21,565	21,869
	HSBC Holdings plc	7.390%	11/3/28	11,582	12,295
	HSBC Holdings plc	5.130%	11/19/28	2,710	2,744
	HSBC Holdings plc	4.899%	3/3/29	6,310	6,362
	HSBC Holdings plc	6.161%	3/9/29	18,918	19,669
[2]	HSBC Holdings plc	4.583%	6/19/29	23,147	23,179
	HSBC Holdings plc	2.206%	8/17/29	24,434	22,754
	HSBC Holdings plc	4.950%	3/31/30	7,648	7,774
[2]	HSBC Holdings plc	3.973%	5/22/30	29,425	28,644
	HSBC Holdings plc	5.286%	11/19/30	1,780	1,818
	HSBC Holdings plc	5.130%	3/3/31	10,386	10,518
	HSBC Holdings plc	5.240%	5/13/31	12,752	12,988
[2]	HSBC Holdings plc	2.848%	6/4/31	8,500	7,766
	HSBC USA Inc.	5.294%	3/4/27	4,160	4,229
	HSBC USA Inc.	4.650%	6/3/28	1,250	1,260
	Huntington Bancshares Inc.	4.443%	8/4/28	5,855	5,852
	Huntington Bancshares Inc.	6.208%	8/21/29	9,521	9,988
	Huntington Bancshares Inc.	2.550%	2/4/30	5,000	4,576
	Huntington Bancshares Inc.	5.272%	1/15/31	6,825	6,991
	Huntington National Bank	4.871%	4/12/28	4,130	4,159
	Huntington National Bank	4.552%	5/17/28	4,220	4,233
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	2,249	2,218
	ING Groep NV	3.950%	3/29/27	7,557	7,522
	ING Groep NV	4.017%	3/28/28	13,800	13,712
	ING Groep NV	4.550%	10/2/28	7,760	7,794
	ING Groep NV	4.858%	3/25/29	2,175	2,198
	ING Groep NV	5.335%	3/19/30	9,500	9,749
	ING Groep NV	5.066%	3/25/31	2,935	2,986
	Intercontinental Exchange Inc.	3.100%	9/15/27	4,154	4,059
	Intercontinental Exchange Inc.	4.000%	9/15/27	12,307	12,254
	Intercontinental Exchange Inc.	3.625%	9/1/28	11,505	11,281
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,478	2,486
	Intercontinental Exchange Inc.	2.100%	6/15/30	7,000	6,275
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,957	6,007
	Jefferies Financial Group Inc.	6.450%	6/8/27	2,070	2,145
	Jefferies Financial Group Inc.	5.875%	7/21/28	2,844	2,950
	Jefferies Financial Group Inc.	4.150%	1/23/30	6,290	6,145
	JPMorgan Chase & Co.	2.950%	10/1/26	14,485	14,274
18

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	7.625%	10/15/26	3,780	3,945
	JPMorgan Chase & Co.	4.125%	12/15/26	30,794	30,763
	JPMorgan Chase & Co.	8.000%	4/29/27	7,285	7,776
	JPMorgan Chase & Co.	1.470%	9/22/27	15,568	15,019
	JPMorgan Chase & Co.	5.040%	1/23/28	10,162	10,271
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	30,404	30,138
	JPMorgan Chase & Co.	2.947%	2/24/28	13,062	12,765
	JPMorgan Chase & Co.	5.571%	4/22/28	31,720	32,369
	JPMorgan Chase & Co.	4.323%	4/26/28	9,929	9,922
	JPMorgan Chase & Co.	4.979%	7/22/28	3,198	3,239
	JPMorgan Chase & Co.	4.851%	7/25/28	31,583	31,910
	JPMorgan Chase & Co.	4.505%	10/22/28	6,225	6,244
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	12,079	11,831
	JPMorgan Chase & Co.	4.915%	1/24/29	9,130	9,252
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	15,920	15,774
	JPMorgan Chase & Co.	2.069%	6/1/29	10,100	9,479
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	5,400	5,378
	JPMorgan Chase & Co.	5.299%	7/24/29	6,977	7,164
	JPMorgan Chase & Co.	6.087%	10/23/29	25,100	26,383
	JPMorgan Chase & Co.	5.012%	1/23/30	26,060	26,541
	JPMorgan Chase & Co.	5.581%	4/22/30	10,840	11,258
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	15,106	14,707
	JPMorgan Chase & Co.	4.565%	6/14/30	100	100
	JPMorgan Chase & Co.	4.995%	7/22/30	11,130	11,332
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	20,179	18,810
	JPMorgan Chase & Co.	4.603%	10/22/30	39,225	39,362
	JPMorgan Chase & Co.	5.140%	1/24/31	8,580	8,802
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	14,700	14,672
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	30,165	27,569
	JPMorgan Chase & Co.	5.103%	4/22/31	6,703	6,869
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	17,454	16,134
[2]	KeyBank NA	5.850%	11/15/27	10,690	11,034
[2]	KeyBank NA	6.950%	2/1/28	1,235	1,302
[2]	KeyBank NA	3.900%	4/13/29	1,830	1,767
[2]	KeyCorp	2.250%	4/6/27	9,649	9,306
[2]	KeyCorp	4.100%	4/30/28	3,690	3,667
[2]	KeyCorp	2.550%	10/1/29	1,225	1,131
[2]	KeyCorp	5.121%	4/4/31	3,250	3,288
	Lazard Group LLC	3.625%	3/1/27	3,760	3,696
	Lazard Group LLC	4.500%	9/19/28	1,144	1,140
	Lazard Group LLC	4.375%	3/11/29	2,735	2,706
	Lincoln National Corp.	3.625%	12/12/26	5,334	5,270
	Lincoln National Corp.	3.800%	3/1/28	2,655	2,611
	Lincoln National Corp.	3.050%	1/15/30	2,273	2,137
	Lloyds Banking Group plc	3.750%	1/11/27	7,948	7,878
	Lloyds Banking Group plc	5.462%	1/5/28	6,616	6,705
	Lloyds Banking Group plc	3.750%	3/18/28	9,624	9,505
	Lloyds Banking Group plc	4.375%	3/22/28	20,721	20,694
	Lloyds Banking Group plc	4.550%	8/16/28	4,391	4,405
[2]	Lloyds Banking Group plc	3.574%	11/7/28	7,442	7,283
	Lloyds Banking Group plc	5.087%	11/26/28	3,155	3,196
	Lloyds Banking Group plc	5.871%	3/6/29	8,945	9,249
	Lloyds Banking Group plc	5.721%	6/5/30	9,020	9,370
	Loews Corp.	3.200%	5/15/30	2,950	2,793
	LPL Holdings Inc.	5.700%	5/20/27	2,855	2,909
	LPL Holdings Inc.	4.900%	4/3/28	1,800	1,813
	LPL Holdings Inc.	6.750%	11/17/28	1,735	1,851
	LPL Holdings Inc.	5.200%	3/15/30	4,240	4,304
	LPL Holdings Inc.	5.150%	6/15/30	2,500	2,531
	M&T Bank Corp.	4.553%	8/16/28	4,936	4,944
[2]	M&T Bank Corp.	4.833%	1/16/29	1,615	1,628
	M&T Bank Corp.	7.413%	10/30/29	9,150	9,928
	M&T Bank Corp.	5.179%	7/8/31	1,550	1,576
	Main Street Capital Corp.	3.000%	7/14/26	1,861	1,821
	Main Street Capital Corp.	6.500%	6/4/27	3,055	3,124
	Main Street Capital Corp.	6.950%	3/1/29	1,880	1,957
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,203	3,127
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,631	8,707
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	2,225	2,240
	Manulife Financial Corp.	2.484%	5/19/27	5,504	5,341
19

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Manulife Financial Corp.	4.061%	2/24/32	3,762	3,718
	Marex Group plc	5.829%	5/8/28	1,350	1,367
	Marex Group plc	6.404%	11/4/29	3,645	3,751
	Markel Group Inc.	3.500%	11/1/27	1,815	1,781
	Markel Group Inc.	3.350%	9/17/29	2,305	2,219
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	5,355	5,397
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	9,141	9,179
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	6,242	6,316
	Mastercard Inc.	2.950%	11/21/26	9,538	9,405
	Mastercard Inc.	3.300%	3/26/27	10,516	10,405
	Mastercard Inc.	4.100%	1/15/28	2,512	2,521
	Mastercard Inc.	4.875%	3/9/28	9,525	9,747
	Mastercard Inc.	4.550%	3/15/28	1,773	1,798
	Mastercard Inc.	2.950%	6/1/29	7,574	7,273
	Mastercard Inc.	3.350%	3/26/30	17,080	16,475
	Mercury General Corp.	4.400%	3/15/27	4,875	4,833
	MetLife Inc.	4.550%	3/23/30	5,690	5,767
	MGIC Investment Corp.	5.250%	8/15/28	1,232	1,232
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	7,001	6,877
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,356	36,242
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,131	9,957
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,040	10,657
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	9,588	9,288
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	17,425	17,321
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,426	5,395
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,343	4,396
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	10,341	10,296
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	2,910	2,973
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,620	6,765
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	11,743	11,192
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	5,537	5,080
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	7,190	7,371
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	15,580	15,948
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	2,728	2,825
	Mizuho Financial Group Inc.	2.839%	9/13/26	7,304	7,180
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,915	3,878
	Mizuho Financial Group Inc.	1.554%	7/9/27	11,000	10,682
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,925	2,912
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,926	9,118
	Mizuho Financial Group Inc.	5.667%	5/27/29	3,517	3,640
	Mizuho Financial Group Inc.	5.778%	7/6/29	9,650	10,019
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	2,833	2,817
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,784	1,701
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	4,605	4,358
	Mizuho Financial Group Inc.	5.098%	5/13/31	3,985	4,059
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,032	4,213
[5]	Mizuho Financial Group Inc.	4.711%	7/8/31	4,800	4,800
[2]	Morgan Stanley	3.125%	7/27/26	7,631	7,536
[2]	Morgan Stanley	6.250%	8/9/26	4,280	4,366
[2]	Morgan Stanley	4.350%	9/8/26	24,414	24,380
	Morgan Stanley	3.625%	1/20/27	12,240	12,138
	Morgan Stanley	3.950%	4/23/27	8,718	8,663
[2]	Morgan Stanley	1.512%	7/20/27	40,194	38,997
	Morgan Stanley	2.475%	1/21/28	19,390	18,827
	Morgan Stanley	4.210%	4/20/28	37,351	37,259
	Morgan Stanley	6.296%	10/18/28	20,786	21,655
[2]	Morgan Stanley	3.772%	1/24/29	14,088	13,872
	Morgan Stanley	5.123%	2/1/29	8,545	8,694
[2]	Morgan Stanley	5.164%	4/20/29	17,434	17,777
	Morgan Stanley	5.449%	7/20/29	26,005	26,741
	Morgan Stanley	5.173%	1/16/30	33,130	33,828
	Morgan Stanley	5.656%	4/18/30	23,935	24,876
	Morgan Stanley	5.042%	7/19/30	13,425	13,655
	Morgan Stanley	4.654%	10/18/30	35,045	35,117
	Morgan Stanley	5.230%	1/15/31	24,447	25,068
[2]	Morgan Stanley	2.699%	1/22/31	36,075	33,249
[2]	Morgan Stanley	3.622%	4/1/31	17,882	17,142
	Morgan Stanley	5.192%	4/17/31	8,100	8,306
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	10,055	10,270
	Morgan Stanley Bank NA	4.447%	10/15/27	16,880	16,904
20

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	6,800	6,857
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	21,282	21,733
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	3,685	3,730
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	205	204
	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	1,875	1,917
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	3,250	3,266
[4]	MSD Investment Corp.	6.250%	5/31/30	3,000	2,974
	Nasdaq Inc.	5.350%	6/28/28	4,220	4,347
[2]	National Australia Bank Ltd.	2.500%	7/12/26	17,443	17,150
	National Australia Bank Ltd.	5.087%	6/11/27	4,195	4,273
	National Australia Bank Ltd.	4.944%	1/12/28	5,570	5,688
	National Australia Bank Ltd.	4.308%	6/13/28	2,474	2,490
	National Australia Bank Ltd.	4.900%	6/13/28	15,800	16,191
	National Australia Bank Ltd.	4.787%	1/10/29	3,205	3,272
	National Australia Bank Ltd.	4.901%	1/14/30	2,916	2,997
	National Australia Bank Ltd.	4.534%	6/13/30	2,000	2,023
	National Bank of Canada	5.600%	12/18/28	9,105	9,453
	National Bank of Canada	4.500%	10/10/29	5,586	5,579
	NatWest Group plc	7.472%	11/10/26	14,505	14,647
	NatWest Group plc	5.583%	3/1/28	335	341
[2]	NatWest Group plc	3.073%	5/22/28	15,738	15,344
	NatWest Group plc	5.516%	9/30/28	12,861	13,138
[2]	NatWest Group plc	4.892%	5/18/29	22,757	22,977
[2]	NatWest Group plc	4.445%	5/8/30	6,785	6,729
	NatWest Group plc	4.964%	8/15/30	6,940	7,021
	NatWest Group plc	5.115%	5/23/31	7,200	7,322
	NatWest Group plc	6.475%	6/1/34	6,085	6,363
	Nomura Holdings Inc.	1.653%	7/14/26	2,430	2,360
	Nomura Holdings Inc.	2.329%	1/22/27	14,425	13,950
	Nomura Holdings Inc.	5.594%	7/2/27	4,550	4,651
	Nomura Holdings Inc.	5.386%	7/6/27	5,172	5,259
	Nomura Holdings Inc.	6.070%	7/12/28	5,065	5,284
	Nomura Holdings Inc.	2.172%	7/14/28	5,418	5,057
	Nomura Holdings Inc.	3.103%	1/16/30	8,870	8,280
[5]	Nomura Holdings Inc.	4.904%	7/1/30	2,650	2,659
	North Haven Private Income Fund LLC	5.750%	2/1/30	500	498
	Northern Trust Corp.	4.000%	5/10/27	7,172	7,165
	Northern Trust Corp.	3.650%	8/3/28	3,600	3,553
	Northern Trust Corp.	3.150%	5/3/29	1,285	1,240
	Northern Trust Corp.	1.950%	5/1/30	5,930	5,324
[2]	Northern Trust Corp.	3.375%	5/8/32	645	626
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/30	650	668
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	1,431	1,372
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	3,680	3,645
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	2,495	2,690
	Oaktree Strategic Credit Fund	6.500%	7/23/29	2,030	2,079
	Old Republic International Corp.	3.875%	8/26/26	5,131	5,096
	ORIX Corp.	5.000%	9/13/27	4,185	4,235
	ORIX Corp.	4.650%	9/10/29	3,758	3,784
	PartnerRe Finance B LLC	3.700%	7/2/29	6,755	6,552
[2]	PNC Bank NA	3.100%	10/25/27	5,019	4,896
[2]	PNC Bank NA	4.050%	7/26/28	4,232	4,199
[2]	PNC Bank NA	2.700%	10/22/29	5,735	5,339
	PNC Financial Services Group Inc.	1.150%	8/13/26	7,292	7,046
	PNC Financial Services Group Inc.	3.150%	5/19/27	14,654	14,389
	PNC Financial Services Group Inc.	5.102%	7/23/27	6,830	6,881
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,335	8,571
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,811	10,042
	PNC Financial Services Group Inc.	3.450%	4/23/29	8,050	7,835
	PNC Financial Services Group Inc.	5.582%	6/12/29	18,591	19,257
	PNC Financial Services Group Inc.	2.550%	1/22/30	17,347	16,081
	PNC Financial Services Group Inc.	5.492%	5/14/30	21,810	22,591
	PNC Financial Services Group Inc.	5.222%	1/29/31	13,985	14,356
	PNC Financial Services Group Inc.	4.899%	5/13/31	5,900	5,978
	Principal Financial Group Inc.	2.125%	6/15/30	3,400	3,031
	Progressive Corp.	2.500%	3/15/27	6,673	6,500
	Progressive Corp.	4.000%	3/1/29	4,604	4,576
	Progressive Corp.	3.200%	3/26/30	2,975	2,840
[2]	Prudential Financial Inc.	3.878%	3/27/28	989	984
[2]	Prudential Financial Inc.	4.500%	9/15/47	1,410	1,387
21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Prudential Financial Inc.	5.700%	9/15/48	2,841	2,874
	Prudential Funding Asia plc	3.125%	4/14/30	5,930	5,599
	Radian Group Inc.	4.875%	3/15/27	400	401
	Radian Group Inc.	6.200%	5/15/29	4,710	4,896
	Raymond James Financial Inc.	4.650%	4/1/30	3,000	3,043
	Regions Financial Corp.	1.800%	8/12/28	8,097	7,483
	Regions Financial Corp.	5.722%	6/6/30	4,495	4,643
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,043	1,037
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,390	3,328
	Reinsurance Group of America Inc.	3.150%	6/15/30	3,500	3,270
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,382
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	10,182	9,853
[2]	Royal Bank of Canada	1.150%	7/14/26	6,502	6,304
[2]	Royal Bank of Canada	1.400%	11/2/26	7,571	7,310
[2]	Royal Bank of Canada	4.875%	1/19/27	4,405	4,450
[2]	Royal Bank of Canada	2.050%	1/21/27	3,170	3,074
	Royal Bank of Canada	3.625%	5/4/27	2,268	2,247
[2]	Royal Bank of Canada	5.069%	7/23/27	5,355	5,394
[2]	Royal Bank of Canada	4.240%	8/3/27	12,835	12,854
[2]	Royal Bank of Canada	4.510%	10/18/27	4,515	4,523
[2]	Royal Bank of Canada	4.900%	1/12/28	13,510	13,753
[2]	Royal Bank of Canada	5.200%	8/1/28	7,107	7,315
[2]	Royal Bank of Canada	4.522%	10/18/28	3,565	3,580
[2]	Royal Bank of Canada	4.965%	1/24/29	5,400	5,478
[2]	Royal Bank of Canada	4.950%	2/1/29	2,767	2,832
[2]	Royal Bank of Canada	4.969%	8/2/30	12,000	12,165
[2]	Royal Bank of Canada	4.650%	10/18/30	15,000	15,030
[2]	Royal Bank of Canada	5.153%	2/4/31	17,800	18,163
	Santander Holdings USA Inc.	3.244%	10/5/26	17,121	16,858
	Santander Holdings USA Inc.	4.400%	7/13/27	10,632	10,617
	Santander Holdings USA Inc.	2.490%	1/6/28	10,505	10,169
	Santander Holdings USA Inc.	6.499%	3/9/29	7,268	7,577
	Santander Holdings USA Inc.	5.353%	9/6/30	4,250	4,326
	Santander Holdings USA Inc.	5.741%	3/20/31	5,155	5,293
	Santander UK Group Holdings plc	2.469%	1/11/28	20,766	20,131
	Santander UK Group Holdings plc	6.534%	1/10/29	10,706	11,187
	Santander UK Group Holdings plc	4.858%	9/11/30	7,105	7,093
	SiriusPoint Ltd.	7.000%	4/5/29	1,171	1,233
	Sixth Street Lending Partners	6.500%	3/11/29	4,793	4,949
	Sixth Street Lending Partners	5.750%	1/15/30	4,000	4,008
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	1,076	1,052
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	936	985
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,425	4,532
	State Street Bank & Trust Co.	4.782%	11/23/29	5,220	5,329
	State Street Corp.	5.272%	8/3/26	7,931	8,014
	State Street Corp.	4.993%	3/18/27	7,040	7,145
	State Street Corp.	2.203%	2/7/28	6,219	6,026
	State Street Corp.	4.536%	2/28/28	3,790	3,833
	State Street Corp.	4.543%	4/24/28	2,120	2,136
	State Street Corp.	4.530%	2/20/29	8,565	8,634
	State Street Corp.	5.684%	11/21/29	7,730	8,076
	State Street Corp.	2.400%	1/24/30	2,835	2,638
	State Street Corp.	4.729%	2/28/30	8,700	8,828
	State Street Corp.	4.834%	4/24/30	6,650	6,777
[2]	State Street Corp.	3.031%	11/1/34	5,530	5,109
	Stifel Financial Corp.	4.000%	5/15/30	2,375	2,284
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	3,480	3,532
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	3,023	2,970
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	26,785	25,865
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,893	16,615
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,345	18,126
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	13,199	12,787
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	282	277
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	14,168	14,579
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	9,465	9,859
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,920	6,857
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,150	20,550
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	2,779	2,863
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,430	16,511
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	16,450	15,278
22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	3,115	3,210
	Synchrony Bank	5.625%	8/23/27	15,382	15,689
	Synchrony Financial	3.700%	8/4/26	4,507	4,463
	Synchrony Financial	5.150%	3/19/29	5,575	5,596
	Synchrony Financial	5.450%	3/6/31	3,100	3,128
	Synovus Bank	5.625%	2/15/28	3,740	3,781
	Synovus Financial Corp.	6.168%	11/1/30	11,715	12,010
[2]	Toronto-Dominion Bank	5.532%	7/17/26	7,505	7,597
[2]	Toronto-Dominion Bank	1.250%	9/10/26	18,022	17,398
[2]	Toronto-Dominion Bank	1.950%	1/12/27	8,835	8,542
[2]	Toronto-Dominion Bank	2.800%	3/10/27	12,669	12,375
[2]	Toronto-Dominion Bank	4.980%	4/5/27	6,720	6,807
	Toronto-Dominion Bank	4.108%	6/8/27	17,535	17,492
[2]	Toronto-Dominion Bank	4.693%	9/15/27	13,862	13,993
	Toronto-Dominion Bank	5.156%	1/10/28	9,270	9,464
	Toronto-Dominion Bank	4.861%	1/31/28	2,425	2,458
[2]	Toronto-Dominion Bank	5.523%	7/17/28	11,644	12,047
	Toronto-Dominion Bank	4.783%	12/17/29	9,868	9,981
	Toronto-Dominion Bank	5.146%	9/10/34	5,282	5,296
[2]	Truist Bank	3.800%	10/30/26	11,011	10,907
[2]	Truist Financial Corp.	1.125%	8/3/27	3,752	3,529
[2]	Truist Financial Corp.	4.123%	6/6/28	15,438	15,391
[2]	Truist Financial Corp.	4.873%	1/26/29	13,605	13,759
[2]	Truist Financial Corp.	1.887%	6/7/29	5,275	4,908
[2]	Truist Financial Corp.	5.435%	1/24/30	9,340	9,619
	UBS AG	1.250%	8/7/26	9,065	8,772
	UBS AG	4.864%	1/10/28	4,870	4,909
	UBS AG	7.500%	2/15/28	25,139	27,112
	UBS AG	5.650%	9/11/28	10,350	10,779
	Unum Group	4.000%	6/15/29	175	172
[2]	US Bancorp	2.375%	7/22/26	10,883	10,681
[2]	US Bancorp	3.150%	4/27/27	16,450	16,161
	US Bancorp	6.787%	10/26/27	5,640	5,808
[2]	US Bancorp	3.900%	4/26/28	2,330	2,315
[2]	US Bancorp	4.548%	7/22/28	10,631	10,657
	US Bancorp	4.653%	2/1/29	3,310	3,332
	US Bancorp	5.775%	6/12/29	8,982	9,322
[2]	US Bancorp	3.000%	7/30/29	2,160	2,045
	US Bancorp	5.384%	1/23/30	18,980	19,547
	US Bancorp	5.100%	7/23/30	9,455	9,651
	US Bancorp	5.046%	2/12/31	3,500	3,564
	US Bancorp	5.083%	5/15/31	14,850	15,150
	US Bank NA	4.507%	10/22/27	8,420	8,430
	Visa Inc.	1.900%	4/15/27	14,597	14,100
	Visa Inc.	0.750%	8/15/27	2,984	2,800
	Visa Inc.	2.750%	9/15/27	995	972
[2]	Voya Financial Inc.	4.700%	1/23/48	1,835	1,755
	Wachovia Corp.	7.574%	8/1/26	184	190
	Webster Financial Corp.	4.100%	3/25/29	1,660	1,621
	Wells Fargo & Co.	3.000%	10/23/26	27,581	27,109
[2]	Wells Fargo & Co.	4.300%	7/22/27	15,955	15,956
[2]	Wells Fargo & Co.	4.900%	1/24/28	9,210	9,277
[2]	Wells Fargo & Co.	3.526%	3/24/28	36,698	36,213
[2]	Wells Fargo & Co.	5.707%	4/22/28	26,050	26,637
[2]	Wells Fargo & Co.	3.584%	5/22/28	20,174	19,869
[2]	Wells Fargo & Co.	4.808%	7/25/28	30,986	31,242
[2]	Wells Fargo & Co.	5.574%	7/25/29	34,321	35,434
	Wells Fargo & Co.	5.198%	1/23/30	24,760	25,352
[2]	Wells Fargo & Co.	2.879%	10/30/30	21,955	20,513
	Wells Fargo & Co.	5.244%	1/24/31	27,495	28,205
[2]	Wells Fargo & Co.	2.572%	2/11/31	20,095	18,399
[2]	Wells Fargo & Co.	4.478%	4/4/31	14,680	14,606
	Wells Fargo & Co.	5.150%	4/23/31	9,219	9,443
[2]	Wells Fargo Bank NA	5.450%	8/7/26	7,472	7,568
	Wells Fargo Bank NA	5.254%	12/11/26	7,955	8,072
	Westpac Banking Corp.	2.700%	8/19/26	1,291	1,271
[2]	Westpac Banking Corp.	4.600%	10/20/26	4,080	4,106
	Westpac Banking Corp.	3.350%	3/8/27	8,477	8,383
	Westpac Banking Corp.	5.457%	11/18/27	14,540	14,998
	Westpac Banking Corp.	3.400%	1/25/28	8,882	8,749
23

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	5.535%	11/17/28	9,400	9,837
	Westpac Banking Corp.	1.953%	11/20/28	5,337	4,979
	Westpac Banking Corp.	5.050%	4/16/29	4,810	4,959
[2]	Westpac Banking Corp.	4.322%	11/23/31	7,922	7,872
	Westpac Banking Corp.	4.110%	7/24/34	7,299	7,053
	Willis North America Inc.	4.650%	6/15/27	9,903	9,964
	Willis North America Inc.	4.500%	9/15/28	989	992
	Willis North America Inc.	2.950%	9/15/29	4,195	3,949
	Wintrust Financial Corp.	4.850%	6/6/29	260	254
	Zions Bancorp NA	3.250%	10/29/29	2,890	2,662
					6,590,910
Health Care (2.2%)
	Abbott Laboratories	3.750%	11/30/26	6,868	6,847
	Abbott Laboratories	1.150%	1/30/28	5,020	4,696
	Abbott Laboratories	1.400%	6/30/30	2,000	1,760
	AbbVie Inc.	2.950%	11/21/26	23,002	22,628
	AbbVie Inc.	4.800%	3/15/27	18,095	18,274
	AbbVie Inc.	4.650%	3/15/28	8,470	8,594
	AbbVie Inc.	4.250%	11/14/28	12,593	12,655
	AbbVie Inc.	4.800%	3/15/29	10,430	10,634
	AbbVie Inc.	3.200%	11/21/29	38,270	36,598
	AbbVie Inc.	4.875%	3/15/30	12,230	12,527
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,571	4,522
	Agilent Technologies Inc.	3.050%	9/22/26	3,998	3,937
	Agilent Technologies Inc.	2.750%	9/15/29	2,955	2,768
	Agilent Technologies Inc.	2.300%	3/12/31	3,000	2,658
	Amgen Inc.	2.600%	8/19/26	6,460	6,344
	Amgen Inc.	2.200%	2/21/27	20,267	19,611
	Amgen Inc.	5.150%	3/2/28	27,820	28,421
	Amgen Inc.	1.650%	8/15/28	5,440	5,028
	Amgen Inc.	4.050%	8/18/29	8,565	8,464
	Amgen Inc.	2.450%	2/21/30	6,855	6,278
	Amgen Inc.	5.250%	3/2/30	16,572	17,082
[2]	Ascension Health	2.532%	11/15/29	5,280	4,924
	AstraZeneca Finance LLC	4.800%	2/26/27	8,880	8,981
	AstraZeneca Finance LLC	4.875%	3/3/28	5,649	5,773
	AstraZeneca Finance LLC	1.750%	5/28/28	7,283	6,829
	AstraZeneca Finance LLC	4.850%	2/26/29	5,569	5,693
	AstraZeneca plc	3.125%	6/12/27	5,890	5,802
	AstraZeneca plc	4.000%	1/17/29	7,745	7,714
	AstraZeneca plc	1.375%	8/6/30	6,000	5,207
	Baxter International Inc.	2.600%	8/15/26	5,924	5,812
	Baxter International Inc.	1.915%	2/1/27	13,306	12,813
	Baxter International Inc.	2.272%	12/1/28	3,440	3,202
	Baxter International Inc.	3.950%	4/1/30	3,000	2,931
	Becton Dickinson & Co.	3.700%	6/6/27	13,740	13,583
	Becton Dickinson & Co.	4.693%	2/13/28	6,214	6,275
	Becton Dickinson & Co.	5.081%	6/7/29	7,960	8,136
	Becton Dickinson & Co.	2.823%	5/20/30	2,000	1,851
	Biogen Inc.	2.250%	5/1/30	3,500	3,153
	Biogen Inc.	5.050%	1/15/31	2,000	2,036
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,740	3,668
	Boston Scientific Corp.	2.650%	6/1/30	7,000	6,481
	Bristol-Myers Squibb Co.	4.900%	2/22/27	1,875	1,900
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,190	4,861
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,770	4,712
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,790	9,743
	Bristol-Myers Squibb Co.	4.900%	2/22/29	8,055	8,248
	Bristol-Myers Squibb Co.	3.400%	7/26/29	15,917	15,424
	Cardinal Health Inc.	4.700%	11/15/26	2,720	2,734
	Cardinal Health Inc.	3.410%	6/15/27	3,742	3,686
	Cardinal Health Inc.	5.125%	2/15/29	4,250	4,356
	Cardinal Health Inc.	5.000%	11/15/29	3,930	4,007
	Cencora Inc.	3.450%	12/15/27	5,206	5,107
	Cencora Inc.	4.625%	12/15/27	2,125	2,142
	Cencora Inc.	4.850%	12/15/29	4,100	4,163
	Cencora Inc.	2.800%	5/15/30	3,000	2,787
	Centene Corp.	4.250%	12/15/27	13,490	13,290
	Centene Corp.	2.450%	7/15/28	17,193	15,985
24

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	4.625%	12/15/29	17,238	16,779
	Centene Corp.	3.375%	2/15/30	11,000	10,130
[2]	CHRISTUS Health	4.341%	7/1/28	1,680	1,680
[2]	Cigna Group	3.400%	3/1/27	13,993	13,794
	Cigna Group	4.375%	10/15/28	22,685	22,715
	Cigna Group	5.000%	5/15/29	5,830	5,961
	Cigna Group	2.400%	3/15/30	5,395	4,922
	CommonSpirit Health	6.073%	11/1/27	10,205	10,566
	CommonSpirit Health	3.347%	10/1/29	4,975	4,756
	CVS Health Corp.	3.000%	8/15/26	4,425	4,355
	CVS Health Corp.	3.625%	4/1/27	4,386	4,330
	CVS Health Corp.	1.300%	8/21/27	11,070	10,377
	CVS Health Corp.	4.300%	3/25/28	29,647	29,522
	CVS Health Corp.	5.000%	1/30/29	2,549	2,588
	CVS Health Corp.	5.400%	6/1/29	3,015	3,101
	CVS Health Corp.	3.250%	8/15/29	17,259	16,400
	CVS Health Corp.	5.125%	2/21/30	8,320	8,472
	CVS Health Corp.	3.750%	4/1/30	3,850	3,693
	CVS Health Corp.	1.750%	8/21/30	6,000	5,184
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	4,375	3,993
	DH Europe Finance II Sarl	2.600%	11/15/29	5,030	4,697
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,345	4,341
	Elevance Health Inc.	4.500%	10/30/26	2,260	2,267
	Elevance Health Inc.	3.650%	12/1/27	1,190	1,176
	Elevance Health Inc.	4.101%	3/1/28	17,023	16,975
	Elevance Health Inc.	5.150%	6/15/29	2,367	2,437
	Elevance Health Inc.	2.875%	9/15/29	4,980	4,691
	Elevance Health Inc.	2.250%	5/15/30	6,458	5,828
	Eli Lilly & Co.	4.500%	2/9/27	6,284	6,335
	Eli Lilly & Co.	5.500%	3/15/27	3,050	3,125
	Eli Lilly & Co.	4.150%	8/14/27	4,825	4,848
	Eli Lilly & Co.	4.550%	2/12/28	5,980	6,058
	Eli Lilly & Co.	4.500%	2/9/29	7,575	7,689
	Eli Lilly & Co.	3.375%	3/15/29	9,588	9,379
	Eli Lilly & Co.	4.200%	8/14/29	8,036	8,062
	Eli Lilly & Co.	4.750%	2/12/30	4,975	5,102
	GE HealthCare Technologies Inc.	5.650%	11/15/27	12,773	13,162
	GE HealthCare Technologies Inc.	4.800%	8/14/29	6,990	7,090
	GE HealthCare Technologies Inc.	5.857%	3/15/30	5,000	5,281
	Gilead Sciences Inc.	2.950%	3/1/27	9,410	9,242
	Gilead Sciences Inc.	1.200%	10/1/27	2,340	2,196
	Gilead Sciences Inc.	4.800%	11/15/29	3,045	3,109
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	9,050	9,010
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	6,001	6,050
	GlaxoSmithKline Capital plc	4.315%	3/12/27	2,839	2,856
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,924	5,752
	HCA Inc.	5.375%	9/1/26	6,402	6,435
	HCA Inc.	4.500%	2/15/27	3,005	3,006
	HCA Inc.	3.125%	3/15/27	5,740	5,621
	HCA Inc.	5.000%	3/1/28	3,800	3,855
	HCA Inc.	5.200%	6/1/28	5,150	5,262
	HCA Inc.	5.625%	9/1/28	9,075	9,343
	HCA Inc.	5.875%	2/1/29	6,590	6,840
	HCA Inc.	3.375%	3/15/29	4,375	4,198
	HCA Inc.	4.125%	6/15/29	14,650	14,394
	HCA Inc.	5.250%	3/1/30	5,015	5,141
	Humana Inc.	3.950%	3/15/27	2,985	2,974
	Humana Inc.	5.750%	3/1/28	2,560	2,640
	Humana Inc.	5.750%	12/1/28	3,127	3,254
	Humana Inc.	3.700%	3/23/29	5,705	5,530
	Humana Inc.	3.125%	8/15/29	3,745	3,531
	Humana Inc.	4.875%	4/1/30	3,055	3,079
	Icon Investments Six DAC	5.849%	5/8/29	2,940	3,047
	Illumina Inc.	4.650%	9/9/26	2,335	2,338
	Illumina Inc.	5.750%	12/13/27	7,185	7,364
	IQVIA Inc.	5.700%	5/15/28	6,160	6,318
	IQVIA Inc.	6.250%	2/1/29	7,695	8,041
	Johnson & Johnson	4.500%	3/1/27	3,321	3,355
	Johnson & Johnson	2.950%	3/3/27	14,818	14,597
	Johnson & Johnson	0.950%	9/1/27	2,501	2,353
25

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.900%	1/15/28	7,915	7,728
	Johnson & Johnson	4.550%	3/1/28	4,002	4,070
	Johnson & Johnson	4.800%	6/1/29	7,515	7,725
	Johnson & Johnson	4.700%	3/1/30	4,247	4,346
	Kaiser Foundation Hospitals	3.150%	5/1/27	9,092	8,922
	Laboratory Corp. of America Holdings	2.950%	12/1/29	4,075	3,832
	Laboratory Corp. of America Holdings	4.350%	4/1/30	3,995	3,968
	McKesson Corp.	3.950%	2/16/28	1,560	1,554
	McKesson Corp.	4.900%	7/15/28	4	4
	McKesson Corp.	4.250%	9/15/29	1,560	1,558
	McKesson Corp.	4.650%	5/30/30	6,000	6,048
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,685	7,721
	Merck & Co. Inc.	1.700%	6/10/27	18,729	17,952
	Merck & Co. Inc.	4.050%	5/17/28	3,975	3,993
	Merck & Co. Inc.	3.400%	3/7/29	10,704	10,437
	Merck & Co. Inc.	1.450%	6/24/30	5,000	4,373
	Mylan Inc.	4.550%	4/15/28	5,970	5,918
	Novartis Capital Corp.	2.000%	2/14/27	16,222	15,753
	Novartis Capital Corp.	3.100%	5/17/27	4,879	4,809
	Novartis Capital Corp.	3.800%	9/18/29	7,045	6,985
	Pfizer Inc.	3.000%	12/15/26	9,833	9,697
	Pfizer Inc.	2.625%	4/1/30	2,900	2,698
	Pfizer Inc.	1.700%	5/28/30	7,915	7,008
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	31,455	31,708
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	9,485	9,613
	Pharmacia LLC	6.600%	12/1/28	10,327	11,086
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,767	2,706
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,775	2,565
	Quest Diagnostics Inc.	4.600%	12/15/27	2,565	2,588
	Quest Diagnostics Inc.	4.200%	6/30/29	1,635	1,627
	Quest Diagnostics Inc.	4.625%	12/15/29	3,330	3,362
	Quest Diagnostics Inc.	2.950%	6/30/30	4,700	4,373
	Revvity Inc.	1.900%	9/15/28	3,030	2,806
	Revvity Inc.	3.300%	9/15/29	6,595	6,248
	Royalty Pharma plc	1.750%	9/2/27	6,945	6,576
	Royalty Pharma plc	5.150%	9/2/29	1,570	1,601
	Sanofi SA	3.625%	6/19/28	5,540	5,484
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	565	558
	Smith & Nephew plc	5.150%	3/20/27	1,769	1,791
	Solventum Corp.	5.450%	2/25/27	6,920	7,032
	Solventum Corp.	5.400%	3/1/29	7,792	8,025
[2]	SSM Health Care Corp.	3.823%	6/1/27	1,324	1,314
	SSM Health Care Corp.	4.894%	6/1/28	3,795	3,856
	Stryker Corp.	4.550%	2/10/27	5,310	5,340
	Stryker Corp.	4.700%	2/10/28	4,165	4,220
	Stryker Corp.	3.650%	3/7/28	5,557	5,484
	Stryker Corp.	4.250%	9/11/29	3,050	3,047
	Stryker Corp.	4.850%	2/10/30	3,525	3,596
	Stryker Corp.	1.950%	6/15/30	6,000	5,353
[2]	Sutter Health	3.695%	8/15/28	850	836
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	11,498	11,708
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	12,000	10,744
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	955	962
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	6,900	6,975
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	5,528	5,617
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,907	4,544
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	2,055	2,109
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,950	6,514
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	1,500	1,543
	UnitedHealth Group Inc.	4.750%	7/15/26	2,245	2,253
	UnitedHealth Group Inc.	3.450%	1/15/27	5,835	5,773
	UnitedHealth Group Inc.	3.375%	4/15/27	8,040	7,925
	UnitedHealth Group Inc.	3.700%	5/15/27	6,670	6,609
	UnitedHealth Group Inc.	5.250%	2/15/28	6,124	6,286
	UnitedHealth Group Inc.	3.850%	6/15/28	8,280	8,209
	UnitedHealth Group Inc.	4.400%	6/15/28	1,150	1,156
	UnitedHealth Group Inc.	3.875%	12/15/28	5,538	5,466
	UnitedHealth Group Inc.	4.250%	1/15/29	5,798	5,786
	UnitedHealth Group Inc.	4.700%	4/15/29	2,740	2,772
	UnitedHealth Group Inc.	4.000%	5/15/29	5,430	5,366
26

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.875%	8/15/29	6,355	5,998
	UnitedHealth Group Inc.	4.800%	1/15/30	7,570	7,688
	UnitedHealth Group Inc.	5.300%	2/15/30	6,960	7,204
	UnitedHealth Group Inc.	2.000%	5/15/30	7,300	6,532
	Universal Health Services Inc.	1.650%	9/1/26	8,875	8,569
	Universal Health Services Inc.	4.625%	10/15/29	3,130	3,095
	Viatris Inc.	2.700%	6/22/30	8,000	7,127
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	3,220	3,319
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	3,535	3,623
	Zoetis Inc.	3.900%	8/20/28	908	901
	Zoetis Inc.	2.000%	5/15/30	4,500	4,043
					1,393,237
Industrials (1.7%)
[2]	3M Co.	2.250%	9/19/26	2,149	2,097
	3M Co.	2.875%	10/15/27	6,290	6,112
[2]	3M Co.	3.625%	9/14/28	3,850	3,786
[2]	3M Co.	3.375%	3/1/29	4,665	4,517
	3M Co.	2.375%	8/26/29	3,630	3,366
	3M Co.	4.800%	3/15/30	7,663	7,790
	AGCO Corp.	5.450%	3/21/27	4,550	4,614
	Allegion plc	3.500%	10/1/29	3,600	3,450
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,195	2,155
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	125	122
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	1,698	1,627
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,845	1,784
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	108	103
	Amphenol Corp.	5.050%	4/5/27	5,530	5,617
	Amphenol Corp.	4.375%	6/12/28	3,525	3,549
	Amphenol Corp.	5.050%	4/5/29	2,920	3,004
	Amphenol Corp.	4.350%	6/1/29	3,410	3,426
	Boeing Co.	2.700%	2/1/27	6,549	6,364
	Boeing Co.	5.040%	5/1/27	18,308	18,446
	Boeing Co.	6.259%	5/1/27	6,900	7,099
	Boeing Co.	3.250%	2/1/28	9,337	9,056
	Boeing Co.	3.200%	3/1/29	2,355	2,242
	Boeing Co.	6.298%	5/1/29	27,175	28,731
	Boeing Co.	5.150%	5/1/30	24,671	25,124
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,295	4,236
	Canadian Pacific Railway Co.	1.750%	12/2/26	10,061	9,713
	Canadian Pacific Railway Co.	4.800%	3/30/30	8,285	8,417
	Carrier Global Corp.	2.493%	2/15/27	4,130	4,020
	Carrier Global Corp.	2.722%	2/15/30	12,025	11,186
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,940	4,772
	Caterpillar Financial Services Corp.	4.450%	10/16/26	4,240	4,261
	Caterpillar Financial Services Corp.	4.500%	1/7/27	3,400	3,425
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	10,911	10,534
	Caterpillar Financial Services Corp.	5.000%	5/14/27	5,065	5,150
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,904	11,789
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,227	1,152
	Caterpillar Financial Services Corp.	4.400%	10/15/27	5,560	5,596
	Caterpillar Financial Services Corp.	4.600%	11/15/27	3,880	3,926
	Caterpillar Financial Services Corp.	4.400%	3/3/28	1,645	1,658
	Caterpillar Financial Services Corp.	4.700%	11/15/29	3,920	3,992
	Caterpillar Financial Services Corp.	4.800%	1/8/30	2,695	2,760
	Caterpillar Inc.	2.600%	4/9/30	2,450	2,278
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,190	4,167
	CNH Industrial Capital LLC	4.750%	3/21/28	1,100	1,108
	CNH Industrial Capital LLC	4.550%	4/10/28	5,650	5,673
	CNH Industrial Capital LLC	5.500%	1/12/29	3,705	3,827
	CNH Industrial Capital LLC	5.100%	4/20/29	3,505	3,577
[2]	CNH Industrial NV	3.850%	11/15/27	2,955	2,926
	CSX Corp.	2.600%	11/1/26	6,412	6,275
	CSX Corp.	3.250%	6/1/27	1,580	1,555
	CSX Corp.	4.250%	3/15/29	5,745	5,745
	Cummins Inc.	4.250%	5/9/28	1,700	1,708
	Cummins Inc.	4.900%	2/20/29	2,565	2,625
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	400	409
	Deere & Co.	5.375%	10/16/29	480	502
	Deere & Co.	3.100%	4/15/30	2,425	2,305
27

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delta Air Lines Inc.	4.950%	7/10/28	2,885	2,901
[4]	Delta Air Lines Inc.	4.750%	10/20/28	8,880	8,898
	Delta Air Lines Inc.	3.750%	10/28/29	8,040	7,687
	Delta Air Lines Inc.	5.250%	7/10/30	2,500	2,519
	Eaton Capital ULC	4.450%	5/9/30	2,400	2,411
	Eaton Corp.	3.103%	9/15/27	5,349	5,251
	Emerson Electric Co.	0.875%	10/15/26	4,299	4,131
	Emerson Electric Co.	1.800%	10/15/27	5,238	4,989
	Emerson Electric Co.	2.000%	12/21/28	6,630	6,181
[4]	FedEx Corp.	3.100%	8/5/29	15,265	14,441
	General Dynamics Corp.	3.500%	4/1/27	4,665	4,628
	General Dynamics Corp.	2.625%	11/15/27	4,255	4,123
	HEICO Corp.	5.250%	8/1/28	2,061	2,115
	Hexcel Corp.	4.200%	2/15/27	2,449	2,428
	Honeywell International Inc.	2.500%	11/1/26	5,984	5,852
	Honeywell International Inc.	1.100%	3/1/27	9,736	9,269
	Honeywell International Inc.	4.650%	7/30/27	14,240	14,381
	Honeywell International Inc.	4.950%	2/15/28	5,010	5,120
	Honeywell International Inc.	4.250%	1/15/29	5,615	5,627
	Honeywell International Inc.	2.700%	8/15/29	5,185	4,891
	Honeywell International Inc.	4.875%	9/1/29	9,870	10,097
	Howmet Aerospace Inc.	5.900%	2/1/27	7,585	7,765
	Howmet Aerospace Inc.	3.000%	1/15/29	3,452	3,300
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,524
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,705	2,518
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	13,001	13,367
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	11,205	10,942
	IDEX Corp.	4.950%	9/1/29	2,410	2,447
	Illinois Tool Works Inc.	2.650%	11/15/26	6,821	6,708
	Ingersoll Rand Inc.	5.197%	6/15/27	5,120	5,204
	Ingersoll Rand Inc.	5.400%	8/14/28	1,270	1,309
	Ingersoll Rand Inc.	5.176%	6/15/29	4,780	4,907
	Jacobs Engineering Group Inc.	6.350%	8/18/28	7,365	7,745
[2]	John Deere Capital Corp.	5.150%	9/8/26	4,335	4,386
[2]	John Deere Capital Corp.	2.250%	9/14/26	4,874	4,762
[2]	John Deere Capital Corp.	1.300%	10/13/26	6,250	6,034
[2]	John Deere Capital Corp.	4.850%	3/5/27	10,210	10,346
[2]	John Deere Capital Corp.	4.900%	6/11/27	125	127
[2]	John Deere Capital Corp.	3.050%	1/6/28	1,015	991
	John Deere Capital Corp.	4.650%	1/7/28	2,855	2,899
[2]	John Deere Capital Corp.	4.750%	1/20/28	14,430	14,666
[2]	John Deere Capital Corp.	4.900%	3/3/28	6,025	6,156
[2]	John Deere Capital Corp.	4.250%	6/5/28	2,800	2,817
[2]	John Deere Capital Corp.	4.950%	7/14/28	13,231	13,552
	John Deere Capital Corp.	4.500%	1/16/29	15,265	15,431
[2]	John Deere Capital Corp.	3.450%	3/7/29	3,960	3,866
[2]	John Deere Capital Corp.	3.350%	4/18/29	3,695	3,589
[2]	John Deere Capital Corp.	4.850%	6/11/29	9,716	9,956
[2]	John Deere Capital Corp.	4.850%	10/11/29	1,610	1,654
[2]	John Deere Capital Corp.	4.550%	6/5/30	4,500	4,543
[2]	John Deere Capital Corp.	4.700%	6/10/30	5,000	5,085
	Johnson Controls International plc	5.500%	4/19/29	3,840	3,987
	Keysight Technologies Inc.	4.600%	4/6/27	5,775	5,797
	Kirby Corp.	4.200%	3/1/28	4,608	4,567
	L3Harris Technologies Inc.	5.400%	1/15/27	4,715	4,795
	L3Harris Technologies Inc.	4.400%	6/15/28	7,964	7,983
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	10,143	10,171
	L3Harris Technologies Inc.	2.900%	12/15/29	3,750	3,525
	Lennox International Inc.	5.500%	9/15/28	3,295	3,396
	LKQ Corp.	5.750%	6/15/28	11,880	12,240
	Lockheed Martin Corp.	5.100%	11/15/27	8,570	8,788
	Lockheed Martin Corp.	4.500%	2/15/29	7,060	7,127
	MasTec Inc.	5.900%	6/15/29	2,925	3,029
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,493
	Norfolk Southern Corp.	3.800%	8/1/28	7,515	7,437
	Norfolk Southern Corp.	2.550%	11/1/29	3,455	3,209
	Northrop Grumman Corp.	3.200%	2/1/27	6,280	6,183
	Northrop Grumman Corp.	3.250%	1/15/28	17,271	16,875
	Northrop Grumman Corp.	4.400%	5/1/30	2,950	2,953
	Northrop Grumman Corp.	4.650%	7/15/30	1,700	1,715
28

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oshkosh Corp.	3.100%	3/1/30	3,560	3,335
	Otis Worldwide Corp.	2.293%	4/5/27	4,859	4,704
	Otis Worldwide Corp.	5.250%	8/16/28	6,680	6,874
	Otis Worldwide Corp.	2.565%	2/15/30	5,995	5,529
[2]	PACCAR Financial Corp.	5.050%	8/10/26	1,260	1,273
[2]	PACCAR Financial Corp.	4.500%	11/25/26	4,865	4,900
	PACCAR Financial Corp.	5.000%	5/13/27	3,500	3,561
	PACCAR Financial Corp.	4.250%	6/23/27	2,400	2,412
	PACCAR Financial Corp.	4.450%	8/6/27	4,915	4,969
	PACCAR Financial Corp.	4.600%	1/10/28	5,135	5,204
	PACCAR Financial Corp.	4.550%	3/3/28	2,715	2,754
[2]	PACCAR Financial Corp.	4.950%	8/10/28	2,625	2,692
[2]	PACCAR Financial Corp.	4.600%	1/31/29	5,238	5,313
	PACCAR Financial Corp.	4.000%	9/26/29	4,290	4,267
	PACCAR Financial Corp.	4.550%	5/8/30	3,000	3,040
	Parker-Hannifin Corp.	3.250%	3/1/27	4,025	3,968
	Parker-Hannifin Corp.	4.250%	9/15/27	7,765	7,790
	Parker-Hannifin Corp.	3.250%	6/14/29	16,550	15,895
	Parker-Hannifin Corp.	4.500%	9/15/29	9,350	9,442
	Pentair Finance Sarl	4.500%	7/1/29	2,380	2,376
	Regal Rexnord Corp.	6.050%	4/15/28	8,347	8,593
[2]	Regal Rexnord Corp.	6.300%	2/15/30	8,320	8,719
	Republic Services Inc.	2.900%	7/1/26	4,808	4,742
	Republic Services Inc.	3.950%	5/15/28	1,197	1,192
	Republic Services Inc.	4.875%	4/1/29	4,550	4,649
	Republic Services Inc.	2.300%	3/1/30	8,425	7,714
	RTX Corp.	5.750%	11/8/26	16,990	17,305
	RTX Corp.	3.500%	3/15/27	8,733	8,630
	RTX Corp.	3.125%	5/4/27	13,276	13,021
	RTX Corp.	4.125%	11/16/28	16,884	16,823
[2]	Ryder System Inc.	1.750%	9/1/26	3,483	3,379
[2]	Ryder System Inc.	2.850%	3/1/27	2,675	2,609
[2]	Ryder System Inc.	5.650%	3/1/28	5,120	5,290
[2]	Ryder System Inc.	5.250%	6/1/28	5,810	5,960
	Ryder System Inc.	6.300%	12/1/28	3,765	3,991
[2]	Ryder System Inc.	5.375%	3/15/29	3,084	3,172
[2]	Ryder System Inc.	4.950%	9/1/29	955	972
[2]	Ryder System Inc.	4.900%	12/1/29	875	888
	Ryder System Inc.	5.000%	3/15/30	6,273	6,360
[2]	Ryder System Inc.	4.850%	6/15/30	1,600	1,615
	Southwest Airlines Co.	5.125%	6/15/27	7,076	7,140
	Southwest Airlines Co.	3.450%	11/16/27	2,030	1,977
	Southwest Airlines Co.	2.625%	2/10/30	5,000	4,558
	Teledyne Technologies Inc.	2.250%	4/1/28	5,536	5,256
	Textron Inc.	3.650%	3/15/27	5,587	5,516
	Textron Inc.	3.000%	6/1/30	5,100	4,740
	Trane Technologies Financing Ltd.	3.800%	3/21/29	5,685	5,591
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,944
	Trimble Inc.	4.900%	6/15/28	3,478	3,532
	Tyco Electronics Group SA	3.125%	8/15/27	5,687	5,569
	Union Pacific Corp.	3.950%	9/10/28	11,990	11,929
	Union Pacific Corp.	3.700%	3/1/29	5,890	5,794
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,516	3,457
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	6,376	6,506
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	2,486	2,343
	United Parcel Service Inc.	2.400%	11/15/26	4,928	4,815
	United Parcel Service Inc.	3.050%	11/15/27	7,960	7,784
	Veralto Corp.	5.350%	9/18/28	5,525	5,695
	Waste Connections Inc.	3.500%	5/1/29	2,745	2,684
	Waste Connections Inc.	2.600%	2/1/30	5,120	4,764
	Waste Management Inc.	4.950%	7/3/27	3,426	3,485
	Waste Management Inc.	3.150%	11/15/27	5,350	5,241
	Waste Management Inc.	4.500%	3/15/28	3,210	3,244
	Waste Management Inc.	4.875%	2/15/29	7,246	7,423
	Waste Management Inc.	2.000%	6/1/29	4,070	3,755
	Waste Management Inc.	4.625%	2/15/30	5,830	5,913
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	5,705	5,634
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	8,253	8,300
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	1,200	1,216
	Xylem Inc.	3.250%	11/1/26	2,524	2,487
29

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xylem Inc.	1.950%	1/30/28	4,230	3,998
					1,103,466
Materials (0.6%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,527	5,309
	Air Products and Chemicals Inc.	2.050%	5/15/30	6,135	5,541
	Albemarle Corp.	4.650%	6/1/27	3,835	3,822
	Amcor Finance USA Inc.	4.500%	5/15/28	2,935	2,938
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	2,655	2,675
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	17,790	18,093
	Amcor Group Finance plc	5.450%	5/23/29	2,820	2,900
[4]	Amrize Finance US LLC	4.600%	4/7/27	883	887
[4]	Amrize Finance US LLC	4.700%	4/7/28	883	891
[4]	Amrize Finance US LLC	4.950%	4/7/30	8,815	8,933
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	4,407	4,218
	ArcelorMittal SA	6.550%	11/29/27	11,628	12,122
	Berry Global Inc.	1.650%	1/15/27	6,845	6,566
	Berry Global Inc.	5.500%	4/15/28	3,635	3,729
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	6,146	6,219
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	6,865	6,973
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,873	2,947
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	3,163	3,242
	Cabot Corp.	4.000%	7/1/29	2,642	2,580
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,400	3,335
	CRH SMW Finance DAC	5.200%	5/21/29	4,585	4,700
	CRH SMW Finance DAC	5.125%	1/9/30	6,385	6,543
	Dow Chemical Co.	4.800%	11/30/28	3,515	3,566
	DuPont de Nemours Inc.	4.725%	11/15/28	14,710	14,941
	Eastman Chemical Co.	4.500%	12/1/28	3,710	3,720
	Eastman Chemical Co.	5.000%	8/1/29	20,574	20,864
	Ecolab Inc.	2.700%	11/1/26	8,488	8,332
	Ecolab Inc.	5.250%	1/15/28	2,480	2,554
	Ecolab Inc.	4.300%	6/15/28	1,200	1,209
	FMC Corp.	3.200%	10/1/26	6,415	6,297
	FMC Corp.	3.450%	10/1/29	2,155	2,007
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,575	4,579
	Freeport-McMoRan Inc.	4.125%	3/1/28	3,250	3,211
	Freeport-McMoRan Inc.	4.375%	8/1/28	356	354
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	702
	Freeport-McMoRan Inc.	4.250%	3/1/30	3,175	3,113
	Huntsman International LLC	4.500%	5/1/29	4,885	4,632
	Kinross Gold Corp.	4.500%	7/15/27	5,215	5,222
	LYB International Finance II BV	3.500%	3/2/27	4,395	4,331
	Mosaic Co.	4.050%	11/15/27	7,115	7,065
	Mosaic Co.	5.375%	11/15/28	2,900	2,977
	Newmont Corp.	3.250%	5/13/30	13,665	13,036
	Nucor Corp.	4.300%	5/23/27	4,400	4,414
	Nucor Corp.	3.950%	5/1/28	1,227	1,222
	Nucor Corp.	2.700%	6/1/30	6,000	5,543
	Nucor Corp.	4.650%	6/1/30	2,043	2,059
	Nutrien Ltd.	4.000%	12/15/26	5,021	4,992
	Nutrien Ltd.	5.200%	6/21/27	3,705	3,761
	Nutrien Ltd.	4.900%	3/27/28	4,588	4,653
	Nutrien Ltd.	4.200%	4/1/29	4,680	4,634
	Nutrien Ltd.	2.950%	5/13/30	3,000	2,793
	Packaging Corp. of America	3.400%	12/15/27	4,092	4,006
	PPG Industries Inc.	3.750%	3/15/28	1,476	1,458
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,245	5,680
	Rio Tinto Finance USA plc	4.375%	3/12/27	665	669
	Rio Tinto Finance USA plc	4.500%	3/14/28	2,629	2,650
	Rio Tinto Finance USA plc	4.875%	3/14/30	3,930	4,007
	RPM International Inc.	3.750%	3/15/27	6,038	5,965
	RPM International Inc.	4.550%	3/1/29	1,205	1,203
	Sherwin-Williams Co.	3.450%	6/1/27	10,238	10,100
[2]	Sherwin-Williams Co.	4.550%	3/1/28	3,055	3,082
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	12,845	13,168
	Sonoco Products Co.	4.450%	9/1/26	2,590	2,588
	Sonoco Products Co.	2.250%	2/1/27	2,965	2,863
	Sonoco Products Co.	4.600%	9/1/29	2,125	2,120
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,502
30

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	3.450%	4/15/30	4,400	4,187
	Suzano Austria GmbH	2.500%	9/15/28	1,991	1,850
	Suzano Austria GmbH	6.000%	1/15/29	11,625	11,970
	Suzano Austria GmbH	5.000%	1/15/30	4,750	4,741
	Suzano International Finance BV	5.500%	1/17/27	4,629	4,680
	Vulcan Materials Co.	3.900%	4/1/27	4,981	4,949
	Vulcan Materials Co.	4.950%	12/1/29	2,000	2,038
	Vulcan Materials Co.	3.500%	6/1/30	4,300	4,115
	Westlake Corp.	3.600%	8/15/26	5,057	5,005
	WestRock MWV LLC	8.200%	1/15/30	1,655	1,894
	WRKCo Inc.	4.000%	3/15/28	4,654	4,610
	WRKCo Inc.	3.900%	6/1/28	4,297	4,241
	WRKCo Inc.	4.900%	3/15/29	5,175	5,242
					382,529
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	2,127	1,994
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,475	1,459
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,977	1,827
	American Homes 4 Rent LP	4.250%	2/15/28	3,899	3,876
	American Homes 4 Rent LP	4.900%	2/15/29	1,759	1,778
	American Tower Corp.	1.450%	9/15/26	6,964	6,729
	American Tower Corp.	3.375%	10/15/26	12,558	12,400
	American Tower Corp.	2.750%	1/15/27	5,198	5,074
	American Tower Corp.	3.125%	1/15/27	4,694	4,602
	American Tower Corp.	3.650%	3/15/27	5,175	5,113
	American Tower Corp.	3.600%	1/15/28	5,391	5,293
	American Tower Corp.	5.500%	3/15/28	5,058	5,200
	American Tower Corp.	5.250%	7/15/28	5,425	5,560
	American Tower Corp.	5.800%	11/15/28	6,355	6,631
	American Tower Corp.	5.200%	2/15/29	2,734	2,799
	American Tower Corp.	3.950%	3/15/29	2,036	1,996
	American Tower Corp.	3.800%	8/15/29	8,180	7,954
	American Tower Corp.	5.000%	1/31/30	3,790	3,863
	American Tower Corp.	4.900%	3/15/30	4,370	4,434
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	2,794	2,745
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,738	3,685
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	2,859	2,792
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	4,335	4,185
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	3,960	3,616
	Boston Properties LP	2.750%	10/1/26	5,385	5,266
	Boston Properties LP	6.750%	12/1/27	6,445	6,767
	Boston Properties LP	4.500%	12/1/28	6,092	6,043
	Boston Properties LP	3.400%	6/21/29	1,839	1,744
	Boston Properties LP	2.900%	3/15/30	3,835	3,522
	Brixmor Operating Partnership LP	3.900%	3/15/27	5,045	5,000
	Brixmor Operating Partnership LP	2.250%	4/1/28	330	312
	Brixmor Operating Partnership LP	4.125%	5/15/29	4,409	4,337
	Camden Property Trust	4.100%	10/15/28	2,625	2,612
	Camden Property Trust	3.150%	7/1/29	3,305	3,157
	CBRE Services Inc.	5.500%	4/1/29	1,550	1,602
	CBRE Services Inc.	4.800%	6/15/30	2,425	2,435
	COPT Defense Properties LP	2.000%	1/15/29	3,606	3,285
	Crown Castle Inc.	1.050%	7/15/26	4,460	4,296
	Crown Castle Inc.	2.900%	3/15/27	4,379	4,263
	Crown Castle Inc.	5.000%	1/11/28	11,846	11,967
	Crown Castle Inc.	3.800%	2/15/28	6,475	6,358
	Crown Castle Inc.	4.800%	9/1/28	4,070	4,094
	Crown Castle Inc.	4.300%	2/15/29	3,760	3,712
	Crown Castle Inc.	5.600%	6/1/29	1,500	1,549
	Crown Castle Inc.	4.900%	9/1/29	5,335	5,380
	CubeSmart LP	3.125%	9/1/26	3,355	3,299
	CubeSmart LP	2.250%	12/15/28	3,486	3,250
	CubeSmart LP	4.375%	2/15/29	3,690	3,663
	Digital Realty Trust LP	3.700%	8/15/27	4,076	4,025
	Digital Realty Trust LP	5.550%	1/15/28	7,821	8,025
	Digital Realty Trust LP	3.600%	7/1/29	6,430	6,233
	DOC DR LLC	4.300%	3/15/27	4,847	4,837
	DOC DR LLC	3.950%	1/15/28	1,910	1,893
	EPR Properties	4.750%	12/15/26	2,051	2,048
31

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EPR Properties	4.500%	6/1/27	1,926	1,916
	EPR Properties	4.950%	4/15/28	4,590	4,585
	EPR Properties	3.750%	8/15/29	3,070	2,927
	Equinix Inc.	2.900%	11/18/26	7,371	7,224
	Equinix Inc.	1.800%	7/15/27	5,200	4,954
	Equinix Inc.	1.550%	3/15/28	3,164	2,948
	Equinix Inc.	2.000%	5/15/28	765	716
	Equinix Inc.	3.200%	11/18/29	6,875	6,523
	ERP Operating LP	2.850%	11/1/26	4,418	4,338
	ERP Operating LP	3.250%	8/1/27	1,871	1,835
	ERP Operating LP	4.150%	12/1/28	4,523	4,522
	ERP Operating LP	3.000%	7/1/29	2,705	2,574
	ERP Operating LP	2.500%	2/15/30	2,025	1,869
	Essex Portfolio LP	3.625%	5/1/27	5,287	5,225
	Essex Portfolio LP	1.700%	3/1/28	1,512	1,409
	Essex Portfolio LP	4.000%	3/1/29	2,655	2,615
	Essex Portfolio LP	3.000%	1/15/30	3,200	2,992
	Extra Space Storage LP	3.500%	7/1/26	2,758	2,730
	Extra Space Storage LP	5.700%	4/1/28	6,110	6,312
	Extra Space Storage LP	3.900%	4/1/29	4,684	4,586
	Extra Space Storage LP	4.000%	6/15/29	1,463	1,436
	Federal Realty OP LP	3.250%	7/15/27	2,756	2,689
	Federal Realty OP LP	5.375%	5/1/28	4,395	4,505
	Federal Realty OP LP	3.200%	6/15/29	2,296	2,184
	GLP Capital LP	5.750%	6/1/28	3,990	4,091
	GLP Capital LP	5.300%	1/15/29	4,740	4,792
	GLP Capital LP	4.000%	1/15/30	10,350	9,948
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,848	3,799
	Healthcare Realty Holdings LP	3.750%	7/1/27	115	113
	Healthcare Realty Holdings LP	3.100%	2/15/30	2,242	2,083
	Healthpeak OP LLC	3.250%	7/15/26	3,872	3,825
	Healthpeak OP LLC	2.125%	12/1/28	2,481	2,305
	Healthpeak OP LLC	3.500%	7/15/29	6,908	6,669
	Healthpeak OP LLC	3.000%	1/15/30	5,720	5,364
	Highwoods Realty LP	3.875%	3/1/27	3,242	3,184
	Highwoods Realty LP	4.125%	3/15/28	3,025	2,964
	Highwoods Realty LP	4.200%	4/15/29	2,093	2,036
	Highwoods Realty LP	3.050%	2/15/30	145	132
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	3,430	3,237
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,724	3,486
	Jones Lang LaSalle Inc.	6.875%	12/1/28	3,095	3,322
	Kilroy Realty LP	4.750%	12/15/28	1,711	1,698
	Kilroy Realty LP	4.250%	8/15/29	2,555	2,467
	Kilroy Realty LP	3.050%	2/15/30	3,620	3,276
	Kimco Realty OP LLC	2.800%	10/1/26	5,386	5,279
	Kimco Realty OP LLC	3.800%	4/1/27	3,120	3,093
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,189
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,224
	LXP Industrial Trust	6.750%	11/15/28	1,890	2,000
	Mid-America Apartments LP	1.100%	9/15/26	1,828	1,761
	Mid-America Apartments LP	3.600%	6/1/27	3,920	3,880
	Mid-America Apartments LP	4.200%	6/15/28	2,791	2,787
	Mid-America Apartments LP	3.950%	3/15/29	3,663	3,616
	NNN REIT Inc.	3.600%	12/15/26	6,842	6,763
	NNN REIT Inc.	3.500%	10/15/27	835	821
	NNN REIT Inc.	4.300%	10/15/28	4,602	4,590
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,609	5,638
	Omega Healthcare Investors Inc.	3.625%	10/1/29	3,765	3,585
	Omega Healthcare Investors Inc.	5.200%	7/1/30	2,900	2,917
	Piedmont Operating Partnership LP	9.250%	7/20/28	3,993	4,448
	Piedmont Operating Partnership LP	6.875%	7/15/29	3,015	3,176
	Prologis LP	3.250%	10/1/26	4,738	4,681
	Prologis LP	2.125%	4/15/27	5,393	5,213
	Prologis LP	3.375%	12/15/27	1,843	1,811
	Prologis LP	4.875%	6/15/28	5,525	5,638
	Prologis LP	3.875%	9/15/28	3,046	3,017
	Prologis LP	4.000%	9/15/28	3,510	3,488
	Prologis LP	2.250%	4/15/30	6,025	5,478
	Public Storage Operating Co.	1.500%	11/9/26	2,935	2,835
	Public Storage Operating Co.	3.094%	9/15/27	2,159	2,113
32

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	1.850%	5/1/28	1,604	1,507
	Public Storage Operating Co.	1.950%	11/9/28	6,506	6,060
	Public Storage Operating Co.	5.125%	1/15/29	3,025	3,119
	Public Storage Operating Co.	3.385%	5/1/29	3,180	3,084
	Public Storage Operating Co.	4.375%	7/1/30	2,900	2,892
	Realty Income Corp.	4.125%	10/15/26	4,657	4,647
	Realty Income Corp.	3.000%	1/15/27	4,939	4,850
	Realty Income Corp.	3.200%	1/15/27	1,612	1,585
	Realty Income Corp.	3.950%	8/15/27	5,153	5,123
	Realty Income Corp.	3.400%	1/15/28	4,736	4,645
	Realty Income Corp.	3.650%	1/15/28	5,305	5,242
	Realty Income Corp.	2.100%	3/15/28	2,620	2,481
	Realty Income Corp.	2.200%	6/15/28	3,914	3,697
	Realty Income Corp.	4.700%	12/15/28	584	592
	Realty Income Corp.	4.750%	2/15/29	3,730	3,776
	Realty Income Corp.	4.000%	7/15/29	40	40
	Realty Income Corp.	3.100%	12/15/29	6,979	6,619
	Realty Income Corp.	3.400%	1/15/30	1,345	1,288
	Realty Income Corp.	4.850%	3/15/30	3,325	3,384
	Regency Centers LP	3.600%	2/1/27	3,605	3,573
	Regency Centers LP	4.125%	3/15/28	1,974	1,969
	Regency Centers LP	2.950%	9/15/29	2,313	2,188
	Rexford Industrial Realty LP	5.000%	6/15/28	1,730	1,746
	Sabra Health Care LP	5.125%	8/15/26	5,227	5,234
	Sabra Health Care LP	3.900%	10/15/29	2,710	2,582
	Simon Property Group LP	3.250%	11/30/26	1,573	1,551
	Simon Property Group LP	3.375%	6/15/27	4,275	4,210
	Simon Property Group LP	3.375%	12/1/27	4,467	4,386
	Simon Property Group LP	1.750%	2/1/28	4,355	4,108
	Simon Property Group LP	2.450%	9/13/29	7,300	6,783
	Store Capital LLC	4.500%	3/15/28	4,870	4,820
[4]	Store Capital LLC	5.400%	4/30/30	1,340	1,356
	Sun Communities Operating LP	2.300%	11/1/28	3,360	3,143
	Tanger Properties LP	3.125%	9/1/26	3,021	2,965
	Tanger Properties LP	3.875%	7/15/27	2,721	2,684
[2]	UDR Inc.	2.950%	9/1/26	2,687	2,641
[2]	UDR Inc.	4.400%	1/26/29	3,419	3,417
[2]	UDR Inc.	3.200%	1/15/30	3,225	3,054
	Ventas Realty LP	3.250%	10/15/26	3,627	3,572
	Ventas Realty LP	3.850%	4/1/27	1,059	1,050
	Ventas Realty LP	4.000%	3/1/28	2,795	2,769
	Ventas Realty LP	4.400%	1/15/29	5,213	5,200
	Ventas Realty LP	3.000%	1/15/30	2,575	2,415
	VICI Properties LP	4.750%	2/15/28	2,195	2,208
	VICI Properties LP	4.950%	2/15/30	3,000	3,017
	Welltower OP LLC	4.250%	4/15/28	4,750	4,758
	Welltower OP LLC	2.050%	1/15/29	857	794
	Welltower OP LLC	4.125%	3/15/29	3,967	3,943
	Welltower OP LLC	3.100%	1/15/30	4,175	3,953
	Welltower OP LLC	4.500%	7/1/30	2,475	2,486
	Weyerhaeuser Co.	4.000%	11/15/29	4,200	4,125
	Weyerhaeuser Co.	4.000%	4/15/30	3,500	3,413
	WP Carey Inc.	4.250%	10/1/26	2,790	2,783
	WP Carey Inc.	3.850%	7/15/29	1,750	1,704
					652,256
Technology (2.1%)
	Accenture Capital Inc.	3.900%	10/4/27	6,315	6,297
	Accenture Capital Inc.	4.050%	10/4/29	12,340	12,259
	Adobe Inc.	2.150%	2/1/27	9,083	8,831
	Adobe Inc.	4.850%	4/4/27	2,612	2,651
	Adobe Inc.	4.750%	1/17/28	3,200	3,257
	Adobe Inc.	4.800%	4/4/29	4,610	4,726
	Adobe Inc.	4.950%	1/17/30	4,820	4,979
	Advanced Micro Devices Inc.	4.319%	3/24/28	2,650	2,670
	Analog Devices Inc.	3.500%	12/5/26	9,739	9,657
	Analog Devices Inc.	3.450%	6/15/27	4,718	4,671
	Analog Devices Inc.	4.250%	6/15/28	4,650	4,671
	Analog Devices Inc.	4.500%	6/15/30	5,300	5,342
	Apple Inc.	2.450%	8/4/26	20,804	20,451
33

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.050%	9/11/26	8,374	8,182
	Apple Inc.	3.350%	2/9/27	874	865
	Apple Inc.	3.200%	5/11/27	16,882	16,670
	Apple Inc.	3.000%	11/13/27	9,885	9,698
	Apple Inc.	1.200%	2/8/28	19,492	18,196
	Apple Inc.	4.000%	5/10/28	23,790	23,869
	Apple Inc.	4.000%	5/12/28	6,250	6,263
	Apple Inc.	1.400%	8/5/28	8,549	7,922
	Apple Inc.	3.250%	8/8/29	6,745	6,554
	Apple Inc.	2.200%	9/11/29	7,353	6,826
	Apple Inc.	4.200%	5/12/30	6,426	6,455
	Applied Materials Inc.	3.300%	4/1/27	9,365	9,250
	Applied Materials Inc.	4.800%	6/15/29	2,745	2,807
	Arrow Electronics Inc.	3.875%	1/12/28	4,914	4,820
	Atlassian Corp.	5.250%	5/15/29	2,810	2,884
	Autodesk Inc.	3.500%	6/15/27	4,230	4,178
	Automatic Data Processing Inc.	1.700%	5/15/28	3,662	3,444
	Avnet Inc.	6.250%	3/15/28	2,280	2,369
	Broadcom Corp.	3.875%	1/15/27	19,890	19,766
	Broadcom Inc.	3.459%	9/15/26	9,285	9,198
	Broadcom Inc.	5.050%	7/12/27	5,781	5,867
	Broadcom Inc.	4.150%	2/15/28	3,160	3,151
	Broadcom Inc.	4.800%	4/15/28	9,880	10,024
	Broadcom Inc.	4.110%	9/15/28	4,616	4,597
[4]	Broadcom Inc.	4.000%	4/15/29	8,550	8,435
	Broadcom Inc.	4.750%	4/15/29	12,488	12,649
	Broadcom Inc.	5.050%	7/12/29	27,691	28,357
	Broadcom Inc.	5.050%	4/15/30	14,157	14,497
	Cadence Design Systems Inc.	4.200%	9/10/27	3,310	3,316
	Cadence Design Systems Inc.	4.300%	9/10/29	5,105	5,109
	CDW LLC	2.670%	12/1/26	7,020	6,845
	CDW LLC	3.250%	2/15/29	8,603	8,155
	CDW LLC	5.100%	3/1/30	3,260	3,289
	CGI Inc.	1.450%	9/14/26	3,023	2,920
[4]	CGI Inc.	4.950%	3/14/30	4,200	4,244
	Cintas Corp. No. 2	3.700%	4/1/27	11,678	11,593
	Cintas Corp. No. 2	4.200%	5/1/28	3,850	3,860
	Cisco Systems Inc.	2.500%	9/20/26	9,061	8,902
	Cisco Systems Inc.	4.800%	2/26/27	4,445	4,500
	Cisco Systems Inc.	4.550%	2/24/28	4,553	4,614
	Cisco Systems Inc.	4.850%	2/26/29	25,470	26,095
	Cisco Systems Inc.	4.750%	2/24/30	18,888	19,308
	Concentrix Corp.	6.650%	8/2/26	3,200	3,258
	Concentrix Corp.	6.600%	8/2/28	4,011	4,210
	Dell International LLC	4.900%	10/1/26	8,284	8,323
	Dell International LLC	6.100%	7/15/27	3,975	4,108
	Dell International LLC	5.250%	2/1/28	9,965	10,205
	Dell International LLC	4.750%	4/1/28	2,543	2,573
	Dell International LLC	5.300%	10/1/29	9,940	10,227
	Dell International LLC	4.350%	2/1/30	1,475	1,463
	Dell International LLC	5.000%	4/1/30	8,253	8,386
	DXC Technology Co.	1.800%	9/15/26	7,486	7,233
	DXC Technology Co.	2.375%	9/15/28	4,225	3,930
	Equifax Inc.	5.100%	12/15/27	6,147	6,244
	Equifax Inc.	5.100%	6/1/28	10,875	11,084
	Equifax Inc.	4.800%	9/15/29	4,231	4,267
	Fidelity National Information Services Inc.	1.650%	3/1/28	2,330	2,174
	Fiserv Inc.	3.200%	7/1/26	16,900	16,710
	Fiserv Inc.	2.250%	6/1/27	2,276	2,192
	Fiserv Inc.	5.450%	3/2/28	9,875	10,147
	Fiserv Inc.	5.375%	8/21/28	3,849	3,959
	Fiserv Inc.	4.200%	10/1/28	6,561	6,527
	Fiserv Inc.	3.500%	7/1/29	19,835	19,099
	Flex Ltd.	4.875%	6/15/29	4,645	4,676
	Genpact Luxembourg Sarl	6.000%	6/4/29	1,905	1,975
	Global Payments Inc.	2.150%	1/15/27	5,884	5,693
	Global Payments Inc.	4.950%	8/15/27	2,199	2,225
	Global Payments Inc.	2.900%	5/15/30	11,208	10,311
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	7,140	7,152
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	2,870	2,873
34

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	8,200	8,406
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	19,601	19,505
	HP Inc.	3.000%	6/17/27	9,807	9,572
	HP Inc.	4.750%	1/15/28	16,090	16,277
	HP Inc.	4.000%	4/15/29	5,089	4,980
	HP Inc.	5.400%	4/25/30	4,825	4,955
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	4,880	4,928
	Intel Corp.	3.750%	3/25/27	10,456	10,350
	Intel Corp.	3.150%	5/11/27	4,817	4,717
	Intel Corp.	3.750%	8/5/27	8,729	8,613
	Intel Corp.	4.875%	2/10/28	15,469	15,671
	Intel Corp.	1.600%	8/12/28	3,650	3,353
	Intel Corp.	2.450%	11/15/29	23,156	21,173
	Intel Corp.	3.900%	3/25/30	4,594	4,453
	International Business Machines Corp.	3.300%	1/27/27	3,653	3,606
	International Business Machines Corp.	1.700%	5/15/27	8,489	8,117
	International Business Machines Corp.	6.220%	8/1/27	3,520	3,665
	International Business Machines Corp.	4.500%	2/6/28	11,015	11,114
	International Business Machines Corp.	3.500%	5/15/29	18,098	17,588
[2]	International Business Machines Corp.	4.800%	2/10/30	6,135	6,233
	International Business Machines Corp.	1.950%	5/15/30	7,725	6,891
	Intuit Inc.	5.125%	9/15/28	7,330	7,562
	Jabil Inc.	4.250%	5/15/27	4,070	4,059
	Jabil Inc.	5.450%	2/1/29	2,050	2,103
	KLA Corp.	4.100%	3/15/29	7,798	7,789
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,863	4,713
	Kyndryl Holdings Inc.	2.700%	10/15/28	4,046	3,821
	Lam Research Corp.	4.000%	3/15/29	6,370	6,327
	Leidos Inc.	4.375%	5/15/30	4,400	4,339
	Marvell Technology Inc.	2.450%	4/15/28	6,280	5,969
[2]	Marvell Technology Inc.	4.875%	6/22/28	3,720	3,765
	Marvell Technology Inc.	5.750%	2/15/29	3,040	3,164
	Marvell Technology Inc.	4.750%	7/15/30	1,725	1,733
	Microchip Technology Inc.	4.900%	3/15/28	4,930	4,988
	Microchip Technology Inc.	5.050%	3/15/29	10,250	10,409
	Microchip Technology Inc.	5.050%	2/15/30	3,575	3,627
	Micron Technology Inc.	5.375%	4/15/28	5,105	5,244
	Micron Technology Inc.	5.327%	2/6/29	3,310	3,388
	Micron Technology Inc.	6.750%	11/1/29	7,266	7,855
	Microsoft Corp.	2.400%	8/8/26	14,705	14,458
	Microsoft Corp.	3.400%	9/15/26	8,617	8,563
	Microsoft Corp.	3.300%	2/6/27	25,687	25,432
	Moody's Corp.	4.250%	2/1/29	1,503	1,503
	Motorola Solutions Inc.	4.600%	2/23/28	5,459	5,497
	Motorola Solutions Inc.	5.000%	4/15/29	2,505	2,548
	Motorola Solutions Inc.	4.600%	5/23/29	350	352
	NetApp Inc.	2.375%	6/22/27	5,398	5,190
	Nokia OYJ	4.375%	6/12/27	4,315	4,293
	Nordson Corp.	5.600%	9/15/28	2,520	2,599
	NVIDIA Corp.	3.200%	9/16/26	7,137	7,073
	NXP BV	3.150%	5/1/27	6,423	6,290
	NXP BV	4.400%	6/1/27	2,970	2,976
	NXP BV	4.300%	6/18/29	7,594	7,522
	NXP BV	3.400%	5/1/30	5,000	4,734
	Oracle Corp.	2.650%	7/15/26	22,954	22,537
	Oracle Corp.	2.800%	4/1/27	12,561	12,243
	Oracle Corp.	3.250%	11/15/27	643	628
	Oracle Corp.	2.300%	3/25/28	16,834	15,982
	Oracle Corp.	4.800%	8/3/28	9,840	10,000
[2]	Oracle Corp.	4.200%	9/27/29	22,536	22,372
	Oracle Corp.	2.950%	4/1/30	19,711	18,396
	Oracle Corp.	2.875%	3/25/31	5,842	5,326
	Paychex Inc.	5.100%	4/15/30	18,591	19,037
	PayPal Holdings Inc.	2.650%	10/1/26	10,345	10,159
	PayPal Holdings Inc.	3.900%	6/1/27	4	4
	PayPal Holdings Inc.	4.450%	3/6/28	1,295	1,306
	PayPal Holdings Inc.	2.850%	10/1/29	8,790	8,297
	PayPal Holdings Inc.	2.300%	6/1/30	5,725	5,210
	Qorvo Inc.	4.375%	10/15/29	2,652	2,578
	QUALCOMM Inc.	3.250%	5/20/27	17,431	17,216
35

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	4.750%	8/9/27	3,320	3,348
	RELX Capital Inc.	4.000%	3/18/29	5,630	5,588
	RELX Capital Inc.	4.750%	3/27/30	1,697	1,720
	Roper Technologies Inc.	3.800%	12/15/26	3,566	3,538
	Roper Technologies Inc.	4.200%	9/15/28	5,615	5,600
	Roper Technologies Inc.	4.500%	10/15/29	2,800	2,805
	Roper Technologies Inc.	2.000%	6/30/30	3,425	3,044
	S&P Global Inc.	2.950%	1/22/27	2,344	2,304
	S&P Global Inc.	2.450%	3/1/27	8,143	7,925
	S&P Global Inc.	4.750%	8/1/28	4,710	4,777
	S&P Global Inc.	2.700%	3/1/29	7,320	6,939
	S&P Global Inc.	4.250%	5/1/29	4,980	4,980
	Salesforce Inc.	3.700%	4/11/28	7,940	7,888
	Salesforce Inc.	1.500%	7/15/28	5,768	5,361
	Synopsys Inc.	4.550%	4/1/27	1,760	1,769
	Synopsys Inc.	4.650%	4/1/28	2,395	2,419
	Synopsys Inc.	4.850%	4/1/30	11,454	11,615
	TD SYNNEX Corp.	1.750%	8/9/26	4,732	4,577
	Texas Instruments Inc.	1.125%	9/15/26	4,105	3,967
	Texas Instruments Inc.	4.600%	2/15/28	3,215	3,265
	Texas Instruments Inc.	4.500%	5/23/30	9,100	9,201
	TSMC Arizona Corp.	1.750%	10/25/26	3,890	3,763
	TSMC Arizona Corp.	3.875%	4/22/27	5,770	5,741
	TSMC Arizona Corp.	4.125%	4/22/29	370	368
	Verisk Analytics Inc.	4.125%	3/15/29	4,545	4,515
	VMware LLC	1.400%	8/15/26	16,798	16,253
	VMware LLC	4.650%	5/15/27	5,770	5,804
	VMware LLC	3.900%	8/21/27	11,817	11,721
	VMware LLC	1.800%	8/15/28	5,333	4,934
	VMware LLC	4.700%	5/15/30	4,540	4,559
	Workday Inc.	3.500%	4/1/27	8,576	8,468
	Workday Inc.	3.700%	4/1/29	4,625	4,519
					1,370,847
Utilities (1.6%)
	AEP Texas Inc.	5.450%	5/15/29	1,277	1,320
	AEP Transmission Co. LLC	3.100%	12/1/26	7,465	7,352
	AES Corp.	5.450%	6/1/28	9,870	10,090
	Alabama Power Co.	3.750%	9/1/27	4,171	4,151
	Ameren Corp.	5.700%	12/1/26	4,425	4,498
	Ameren Corp.	1.950%	3/15/27	945	911
	Ameren Corp.	1.750%	3/15/28	2,776	2,591
	Ameren Corp.	5.000%	1/15/29	2,830	2,882
	American Electric Power Co. Inc.	5.750%	11/1/27	2,576	2,658
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	5,045	5,047
	American Electric Power Co. Inc.	5.200%	1/15/29	5,919	6,072
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	2,797	2,900
	American Electric Power Co. Inc.	3.875%	2/15/62	5,375	5,155
	American Water Capital Corp.	2.950%	9/1/27	5,233	5,106
	American Water Capital Corp.	3.750%	9/1/28	4,420	4,361
	American Water Capital Corp.	3.450%	6/1/29	4,125	4,002
	American Water Capital Corp.	2.800%	5/1/30	1,638	1,523
[2]	Appalachian Power Co.	3.300%	6/1/27	1,134	1,112
	Arizona Public Service Co.	2.600%	8/15/29	7,594	7,090
	Atmos Energy Corp.	3.000%	6/15/27	4,433	4,346
	Atmos Energy Corp.	2.625%	9/15/29	3,575	3,347
	Avangrid Inc.	3.800%	6/1/29	3,185	3,110
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,575	2,526
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,798	4,694
	Black Hills Corp.	3.150%	1/15/27	3,700	3,622
	Black Hills Corp.	5.950%	3/15/28	2,550	2,642
	Black Hills Corp.	3.050%	10/15/29	2,747	2,572
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,700	2,640
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,270	4,182
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	2,831	2,919
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	3,073	3,128
	CenterPoint Energy Inc.	5.400%	6/1/29	2,346	2,427
	CenterPoint Energy Inc.	2.950%	3/1/30	4,250	3,957
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	2,250	2,338
	CenterPoint Energy Inc.	6.700%	5/15/55	2,925	2,957
36

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	8,964	9,180
[2]	CMS Energy Corp.	4.750%	6/1/50	2,870	2,775
	Commonwealth Edison Co.	3.700%	8/15/28	3,200	3,161
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	4,562	4,499
	Connecticut Light & Power Co.	4.950%	1/15/30	4,425	4,528
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,946	7,913
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,700	2,595
	Constellation Energy Generation LLC	5.600%	3/1/28	3,966	4,104
	Consumers Energy Co.	4.650%	3/1/28	6,411	6,494
	Consumers Energy Co.	4.900%	2/15/29	3,895	3,980
	Consumers Energy Co.	4.600%	5/30/29	5,607	5,671
	Consumers Energy Co.	4.700%	1/15/30	5,175	5,255
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,133	6,026
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,375	1,360
	Dominion Energy Inc.	4.600%	5/15/28	2,415	2,433
	Dominion Energy Inc.	4.250%	6/1/28	440	439
[2]	Dominion Energy Inc.	3.375%	4/1/30	8,200	7,797
	Dominion Energy Inc.	5.000%	6/15/30	4,580	4,674
[2]	Dominion Energy Inc.	6.875%	2/1/55	5,820	6,111
	DTE Electric Co.	4.850%	12/1/26	90	91
	DTE Electric Co.	4.250%	5/14/27	825	826
	DTE Energy Co.	2.850%	10/1/26	5,444	5,347
	DTE Energy Co.	4.950%	7/1/27	2,154	2,180
	DTE Energy Co.	4.875%	6/1/28	3,220	3,268
	DTE Energy Co.	5.100%	3/1/29	10,545	10,757
[2]	DTE Energy Co.	3.400%	6/15/29	3,481	3,342
	DTE Energy Co.	5.200%	4/1/30	12,172	12,462
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,388	5,304
	Duke Energy Carolinas LLC	3.950%	11/15/28	700	699
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,965	6,492
	Duke Energy Carolinas LLC	4.850%	3/15/30	2,015	2,060
	Duke Energy Corp.	2.650%	9/1/26	5,317	5,217
	Duke Energy Corp.	3.150%	8/15/27	1,385	1,357
	Duke Energy Corp.	5.000%	12/8/27	7,920	8,063
	Duke Energy Corp.	4.300%	3/15/28	6,475	6,488
	Duke Energy Corp.	3.400%	6/15/29	3,568	3,437
	Duke Energy Corp.	2.450%	6/1/30	4,930	4,475
	Duke Energy Corp.	3.250%	1/15/82	2,175	2,088
	Duke Energy Florida LLC	3.200%	1/15/27	6,165	6,087
	Duke Energy Florida LLC	2.500%	12/1/29	6,426	5,966
	Duke Energy Florida LLC	1.750%	6/15/30	4,295	3,792
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,290	2,063
	Duke Energy Progress LLC	4.350%	3/6/27	1,685	1,693
	Duke Energy Progress LLC	3.700%	9/1/28	2,905	2,870
	Duke Energy Progress LLC	3.450%	3/15/29	5,965	5,810
	Edison International	5.250%	11/15/28	9,630	9,524
	Edison International	5.450%	6/15/29	5,320	5,261
	Edison International	6.950%	11/15/29	6,842	7,113
	Enel Americas SA	4.000%	10/25/26	4,862	4,828
	Enel Chile SA	4.875%	6/12/28	6,850	6,876
	Entergy Arkansas LLC	4.000%	6/1/28	1,750	1,744
	Entergy Corp.	2.950%	9/1/26	8,654	8,510
	Entergy Corp.	2.800%	6/15/30	3,440	3,177
	Entergy Corp.	7.125%	12/1/54	9,105	9,421
	Entergy Louisiana LLC	2.400%	10/1/26	5,657	5,532
	Entergy Texas Inc.	4.000%	3/30/29	1,970	1,945
	Essential Utilities Inc.	4.800%	8/15/27	3,850	3,892
	Essential Utilities Inc.	3.566%	5/1/29	2,855	2,768
	Evergy Inc.	2.900%	9/15/29	7,225	6,790
	Evergy Inc.	6.650%	6/1/55	2,900	2,942
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,872	4,789
[2]	Evergy Metro Inc.	2.250%	6/1/30	2,300	2,076
[2]	Eversource Energy	1.400%	8/15/26	3,285	3,175
	Eversource Energy	5.000%	1/1/27	1,812	1,828
	Eversource Energy	4.600%	7/1/27	7,140	7,174
[2]	Eversource Energy	3.300%	1/15/28	6,020	5,862
	Eversource Energy	5.450%	3/1/28	13,580	13,932
	Eversource Energy	5.950%	2/1/29	4,204	4,396
[2]	Eversource Energy	4.250%	4/1/29	2,180	2,161
	Exelon Corp.	2.750%	3/15/27	6,491	6,335
37

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.150%	3/15/28	7,636	7,807
	Exelon Corp.	5.150%	3/15/29	4,564	4,684
	Exelon Corp.	4.050%	4/15/30	8,000	7,875
[2]	FirstEnergy Corp.	3.900%	7/15/27	9,525	9,419
	Florida Power & Light Co.	5.050%	4/1/28	7,149	7,325
	Florida Power & Light Co.	4.400%	5/15/28	8,805	8,875
	Florida Power & Light Co.	5.150%	6/15/29	2,215	2,292
	Fortis Inc.	3.055%	10/4/26	1,272	1,250
	Georgia Power Co.	3.250%	3/30/27	4,878	4,810
	Georgia Power Co.	4.650%	5/16/28	3,169	3,214
[2]	Georgia Power Co.	2.650%	9/15/29	4,195	3,935
	Georgia Power Co.	4.550%	3/15/30	6,629	6,697
	Interstate Power & Light Co.	4.100%	9/26/28	4,100	4,067
	Interstate Power & Light Co.	2.300%	6/1/30	1,438	1,296
	MidAmerican Energy Co.	3.650%	4/15/29	8,045	7,895
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,239
	National Fuel Gas Co.	5.500%	10/1/26	3,315	3,350
	National Fuel Gas Co.	4.750%	9/1/28	4,675	4,679
	National Fuel Gas Co.	5.500%	3/15/30	1,340	1,377
	National Grid plc	5.602%	6/12/28	4,980	5,154
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,955	4,861
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	3,608	3,666
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	3,325	3,325
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,624	4,533
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	4,050	4,115
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	7,720	7,897
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	5,355	5,457
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	3,175	3,110
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	3,659	3,768
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	3,550	3,631
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	2,115	2,209
[2]	Nevada Power Co.	3.700%	5/1/29	3,370	3,296
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	12,186	11,752
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	8,630	8,518
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	12,020	12,098
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	5,075	5,146
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,333	9,464
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,165	6,941
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	5,355	5,003
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	6,715	6,877
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	11,350	10,231
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	2,222	2,290
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,635	2,519
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,005	2,985
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	7,295	6,985
	NiSource Inc.	3.490%	5/15/27	9,583	9,439
	NiSource Inc.	5.250%	3/30/28	8,932	9,142
	NiSource Inc.	5.200%	7/1/29	1,820	1,868
	NiSource Inc.	2.950%	9/1/29	1,835	1,731
	NiSource Inc.	3.600%	5/1/30	6,040	5,802
	NiSource Inc.	6.950%	11/30/54	2,550	2,657
	NSTAR Electric Co.	3.200%	5/15/27	3,390	3,333
	NSTAR Electric Co.	3.250%	5/15/29	1,320	1,270
	NSTAR Electric Co.	4.850%	3/1/30	3,103	3,156
	NSTAR Electric Co.	3.950%	4/1/30	719	705
	OGE Energy Corp.	5.450%	5/15/29	2,840	2,945
[2]	Ohio Power Co.	2.600%	4/1/30	1	1
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	2,240	2,252
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,030	8,066
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	3,150	3,184
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,145	2,918
	ONE Gas Inc.	5.100%	4/1/29	4,530	4,645
	Pacific Gas & Electric Co.	3.300%	3/15/27	6,075	5,934
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,975	5,661
	Pacific Gas & Electric Co.	3.300%	12/1/27	19,405	18,772
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,105	2,000
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,545	4,409
	Pacific Gas & Electric Co.	6.100%	1/15/29	12,669	13,125
	Pacific Gas & Electric Co.	5.550%	5/15/29	825	838
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,512	4,372
38

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pinnacle West Capital Corp.	4.900%	5/15/28	1,250	1,267
	Pinnacle West Capital Corp.	5.150%	5/15/30	1,275	1,305
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	1,007	988
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,390	4,321
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	1,250	1,207
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,075	2,840
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,805	3,939
	Public Service Enterprise Group Inc.	5.875%	10/15/28	4,380	4,585
	Public Service Enterprise Group Inc.	5.200%	4/1/29	5,525	5,685
	Puget Energy Inc.	2.379%	6/15/28	3,028	2,860
	Puget Energy Inc.	4.100%	6/15/30	3,200	3,093
	San Diego Gas & Electric Co.	4.950%	8/15/28	2,332	2,380
	Sempra	3.250%	6/15/27	4,728	4,631
	Sempra	3.400%	2/1/28	3,382	3,302
	Sempra	3.700%	4/1/29	3,300	3,216
	Sempra	4.125%	4/1/52	5,130	4,939
	Sempra	6.875%	10/1/54	6,049	6,117
	Sempra	6.625%	4/1/55	2,000	1,925
	Southern California Edison Co.	4.400%	9/6/26	2,070	2,067
	Southern California Edison Co.	4.875%	2/1/27	2,639	2,654
	Southern California Edison Co.	5.850%	11/1/27	5,540	5,677
	Southern California Edison Co.	5.300%	3/1/28	11,347	11,492
	Southern California Edison Co.	5.650%	10/1/28	5,690	5,828
[2]	Southern California Edison Co.	4.200%	3/1/29	6,045	5,918
	Southern California Edison Co.	5.150%	6/1/29	1,150	1,164
	Southern California Edison Co.	5.250%	3/15/30	5,085	5,133
	Southern California Gas Co.	2.950%	4/15/27	1,440	1,411
	Southern Co.	3.250%	7/1/26	12,461	12,327
	Southern Co.	5.113%	8/1/27	4,335	4,400
	Southern Co.	4.850%	6/15/28	4,396	4,473
	Southern Co.	5.500%	3/15/29	6,375	6,637
[2]	Southern Co.	3.700%	4/30/30	6,035	5,839
[2]	Southern Co.	3.750%	9/15/51	7,880	7,765
	Southwest Gas Corp.	5.800%	12/1/27	2,071	2,137
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,214
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	3,348	3,277
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	4,212	4,171
	Tampa Electric Co.	4.900%	3/1/29	3,375	3,445
	Union Electric Co.	2.950%	6/15/27	3,769	3,695
	Union Electric Co.	3.500%	3/15/29	5,020	4,899
	United Utilities plc	6.875%	8/15/28	2,800	3,005
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,777	4,696
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	8,988	8,893
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	4,741	4,500
	WEC Energy Group Inc.	5.600%	9/12/26	1,342	1,360
	WEC Energy Group Inc.	5.150%	10/1/27	6,172	6,286
	WEC Energy Group Inc.	4.750%	1/15/28	12,389	12,528
	WEC Energy Group Inc.	2.200%	12/15/28	2,140	1,994
	Wisconsin Electric Power Co.	5.000%	5/15/29	2,245	2,304
	Wisconsin Power & Light Co.	3.000%	7/1/29	2,294	2,178
	Wisconsin Public Service Corp.	4.550%	12/1/29	1,650	1,669
	Xcel Energy Inc.	3.350%	12/1/26	2,895	2,853
	Xcel Energy Inc.	1.750%	3/15/27	5,341	5,111
	Xcel Energy Inc.	4.750%	3/21/28	1,423	1,437
	Xcel Energy Inc.	4.000%	6/15/28	1,261	1,251
	Xcel Energy Inc.	2.600%	12/1/29	3,306	3,061
	Xcel Energy Inc.	3.400%	6/1/30	3,400	3,226
					1,052,225
Total Corporate Bonds (Cost $16,088,239)					16,257,954
Sovereign Bonds (4.7%)
[2]	African Development Bank	0.875%	7/22/26	16,575	16,046
	African Development Bank	4.625%	1/4/27	13,463	13,610
	African Development Bank	4.125%	2/25/27	12,220	12,271
[2]	African Development Bank	4.375%	11/3/27	18,855	19,108
	African Development Bank	4.375%	3/14/28	19,340	19,645
	African Development Bank	3.875%	6/12/28	10,413	10,450
	African Development Bank	3.500%	9/18/29	5,955	5,879
[2]	Asian Development Bank	2.625%	1/12/27	13,851	13,597
39

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Asian Development Bank	4.125%	1/12/27	21,445	21,529
[2]	Asian Development Bank	1.500%	1/20/27	29,039	28,015
[2]	Asian Development Bank	2.375%	8/10/27	355	345
[2]	Asian Development Bank	3.125%	8/20/27	31,700	31,294
[2]	Asian Development Bank	2.500%	11/2/27	9,820	9,546
[2]	Asian Development Bank	4.375%	1/14/28	21,585	21,907
[2]	Asian Development Bank	2.750%	1/19/28	12,530	12,228
[2]	Asian Development Bank	3.750%	4/25/28	29,905	29,910
[2]	Asian Development Bank	1.250%	6/9/28	10,205	9,499
[2]	Asian Development Bank	4.500%	8/25/28	38,045	38,876
[2]	Asian Development Bank	4.375%	3/6/29	20,230	20,644
[2]	Asian Development Bank	1.875%	3/15/29	245	229
[2]	Asian Development Bank	3.625%	8/28/29	21,571	21,429
[2]	Asian Development Bank	1.875%	1/24/30	650	597
[2]	Asian Development Bank	4.125%	5/30/30	32,831	33,238
	Asian Infrastructure Investment Bank	4.875%	9/14/26	17,445	17,636
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,467	9,469
	Asian Infrastructure Investment Bank	4.000%	1/18/28	21,526	21,662
	Asian Infrastructure Investment Bank	4.125%	1/18/29	9,910	10,022
	Asian Infrastructure Investment Bank	4.500%	1/16/30	11,842	12,165
[2]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/27	300	323
	Canadian Government Bond	3.750%	4/26/28	20,002	20,023
	Canadian Government Bond	4.625%	4/30/29	17,655	18,181
	Canadian Government Bond	4.000%	3/18/30	21,035	21,198
	Corp. Andina de Fomento	2.250%	2/8/27	5,425	5,264
	Corp. Andina de Fomento	6.000%	4/26/27	10,515	10,848
	Corp. Andina de Fomento	4.125%	1/7/28	7,125	7,131
	Corp. Andina de Fomento	5.000%	1/24/29	9,110	9,359
	Corp. Andina de Fomento	5.000%	1/22/30	14,577	15,027
	Council of Europe Development Bank	0.875%	9/22/26	3,175	3,061
	Council of Europe Development Bank	4.625%	6/11/27	5,171	5,247
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,668
	Council of Europe Development Bank	4.125%	1/24/29	4,205	4,248
	Council of Europe Development Bank	4.500%	1/15/30	11,121	11,420
	Equinor ASA	3.000%	4/6/27	9,390	9,236
	Equinor ASA	7.250%	9/23/27	4,690	5,004
	Equinor ASA	4.250%	6/2/28	485	488
	Equinor ASA	3.625%	9/10/28	5,836	5,756
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	7,675	7,793
	European Bank for Reconstruction & Development	4.125%	1/25/29	8,455	8,548
	European Investment Bank	0.750%	10/26/26	11,407	10,950
[2]	European Investment Bank	1.375%	3/15/27	28,604	27,461
	European Investment Bank	4.375%	3/19/27	26,430	26,673
	European Investment Bank	2.375%	5/24/27	2,715	2,645
	European Investment Bank	0.625%	10/21/27	1,155	1,076
	European Investment Bank	3.250%	11/15/27	15,026	14,864
	European Investment Bank	3.875%	3/15/28	38,065	38,212
	European Investment Bank	3.875%	6/15/28	22,130	22,227
	European Investment Bank	4.500%	10/16/28	22,510	23,037
	European Investment Bank	4.000%	2/15/29	23,572	23,757
	European Investment Bank	1.750%	3/15/29	16,160	15,043
	European Investment Bank	4.750%	6/15/29	42,010	43,499
	European Investment Bank	1.625%	10/9/29	8,810	8,066
	European Investment Bank	3.750%	11/15/29	27,630	27,576
	European Investment Bank	4.500%	3/14/30	33,399	34,369
[6]	Export Development Canada	3.000%	5/25/27	17,545	17,278
[6]	Export Development Canada	3.750%	9/7/27	14,290	14,286
[6]	Export Development Canada	3.875%	2/14/28	19,045	19,102
[6]	Export Development Canada	4.125%	2/13/29	19,880	20,103
[6]	Export Development Canada	4.000%	6/20/30	11,495	11,570
	Export-Import Bank of Korea	3.250%	8/12/26	4,865	4,814
	Export-Import Bank of Korea	1.125%	12/29/26	6,787	6,489
	Export-Import Bank of Korea	4.625%	1/11/27	4,245	4,277
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,390
	Export-Import Bank of Korea	2.375%	4/21/27	4,515	4,379
	Export-Import Bank of Korea	4.250%	9/15/27	6,430	6,443
	Export-Import Bank of Korea	4.125%	10/17/27	2,800	2,799
	Export-Import Bank of Korea	5.000%	1/11/28	5,947	6,070
	Export-Import Bank of Korea	4.625%	1/14/28	10,000	10,119
	Export-Import Bank of Korea	5.125%	9/18/28	6,120	6,301
40

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.500%	1/11/29	2,690	2,718
	Export-Import Bank of Korea	4.000%	9/11/29	3,000	2,980
	Export-Import Bank of Korea	4.875%	1/14/30	9,600	9,875
	Inter-American Development Bank	2.000%	7/23/26	11,557	11,322
	Inter-American Development Bank	4.375%	2/1/27	13,065	13,166
	Inter-American Development Bank	2.375%	7/7/27	29,405	28,612
	Inter-American Development Bank	0.625%	9/16/27	385	360
	Inter-American Development Bank	4.000%	1/12/28	32,465	32,657
	Inter-American Development Bank	1.125%	7/20/28	2,950	2,727
	Inter-American Development Bank	4.125%	2/15/29	37,611	38,031
	Inter-American Development Bank	3.500%	9/14/29	19,935	19,700
	Inter-American Development Bank	4.500%	2/15/30	30,619	31,480
	Inter-American Development Bank	3.750%	6/14/30	24,442	24,345
	Inter-American Investment Corp.	3.625%	2/17/27	1,675	1,666
	Inter-American Investment Corp.	4.125%	2/15/28	10,250	10,320
	Inter-American Investment Corp.	4.750%	9/19/28	3,950	4,055
	Inter-American Investment Corp.	4.250%	2/14/29	5,895	5,963
	Inter-American Investment Corp.	4.250%	4/1/30	5,592	5,663
	International Bank for Reconstruction & Development	0.875%	7/15/26	19,149	18,552
	International Bank for Reconstruction & Development	4.000%	8/27/26	19,969	19,982
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	10,313	10,045
	International Bank for Reconstruction & Development	3.125%	6/15/27	22,368	22,083
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	2,660	2,584
	International Bank for Reconstruction & Development	0.750%	11/24/27	43,460	40,494
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	28,845	27,042
	International Bank for Reconstruction & Development	3.625%	5/5/28	14,714	14,671
	International Bank for Reconstruction & Development	3.500%	7/12/28	35,572	35,316
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,830	29,548
	International Bank for Reconstruction & Development	1.125%	9/13/28	30,695	28,269
	International Bank for Reconstruction & Development	3.625%	9/21/29	11,025	10,946
	International Bank for Reconstruction & Development	3.875%	10/16/29	49,028	49,144
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	15,781	14,496
	International Bank for Reconstruction & Development	3.875%	2/14/30	23,475	23,518
	International Bank for Reconstruction & Development	4.125%	3/20/30	29,735	30,103
[2]	International Finance Corp.	0.750%	10/8/26	6,470	6,220
[2]	International Finance Corp.	4.375%	1/15/27	8,411	8,474
[2]	International Finance Corp.	4.500%	1/21/28	17,122	17,436
[2]	International Finance Corp.	4.500%	7/13/28	9,471	9,673
[2]	International Finance Corp.	4.250%	7/2/29	11,315	11,503
[2]	International Finance Corp.	3.875%	7/2/30	10,240	10,258
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	4,701	4,594
[2,7]	Japan Bank for International Cooperation	2.250%	11/4/26	12,910	12,609
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	15,518	15,198
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	10,015	9,805
[7]	Japan Bank for International Cooperation	4.625%	7/22/27	10,044	10,176
[7]	Japan Bank for International Cooperation	4.375%	10/5/27	6,520	6,585
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	14,220	13,840
[5,7]	Japan Bank for International Cooperation	3.875%	7/3/28	3,480	3,481
[7]	Japan Bank for International Cooperation	4.625%	7/19/28	5,535	5,649
[7]	Japan Bank for International Cooperation	4.875%	10/18/28	8,125	8,366
[7]	Japan Bank for International Cooperation	2.000%	10/17/29	9,220	8,498
[7]	Japan International Cooperation Agency	2.750%	4/27/27	4,284	4,182
[7]	Japan International Cooperation Agency	3.250%	5/25/27	10,435	10,275
[7]	Japan International Cooperation Agency	4.000%	5/23/28	6,075	6,076
[7]	Japan International Cooperation Agency	4.750%	5/21/29	2,337	2,395
[7]	Japan International Cooperation Agency	4.250%	5/22/30	2,444	2,465
[8]	KFW	4.625%	8/7/26	29,974	30,183
[8]	KFW	1.000%	10/1/26	18,555	17,902
[8]	KFW	4.375%	3/1/27	24,356	24,572
[8]	KFW	3.000%	5/20/27	35,666	35,153
[8]	KFW	4.000%	6/28/27	13,210	13,267
[8]	KFW	3.500%	8/27/27	5,435	5,408
[8]	KFW	3.750%	2/15/28	32,490	32,513
[2,8]	KFW	3.875%	5/15/28	15,292	15,357
[8]	KFW	3.875%	6/15/28	42,165	42,348
[8]	KFW	4.000%	3/15/29	26,834	27,042
[8]	KFW	1.750%	9/14/29	225	207
[8]	KFW	4.625%	3/18/30	15,862	16,418
[8]	KFW	3.750%	7/15/30	12,854	12,807
	Korea Development Bank	0.800%	7/19/26	200	193
41

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	2.000%	9/12/26	7,205	7,021
	Korea Development Bank	5.375%	10/23/26	4,375	4,441
	Korea Development Bank	4.625%	2/15/27	2,865	2,887
	Korea Development Bank	2.250%	2/24/27	465	451
	Korea Development Bank	1.375%	4/25/27	6,695	6,375
	Korea Development Bank	4.125%	10/16/27	3,000	2,999
	Korea Development Bank	4.625%	2/3/28	5,500	5,567
	Korea Development Bank	4.375%	2/15/28	13,525	13,616
	Korea Development Bank	5.375%	10/23/28	3,175	3,295
	Korea Development Bank	4.500%	2/15/29	4,200	4,245
	Korea Development Bank	4.875%	2/3/30	6,750	6,941
[2,8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	10,643	10,395
[2,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	8,616	8,648
[8]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	8,968	9,230
[8]	Landwirtschaftliche Rentenbank	4.125%	5/28/30	6,055	6,137
	Nordic Investment Bank	3.375%	9/8/27	385	382
	Nordic Investment Bank	4.375%	3/14/28	17,840	18,118
	Nordic Investment Bank	4.250%	2/28/29	8,220	8,348
	Nordic Investment Bank	3.750%	5/9/30	9,378	9,345
[9]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	10,830	10,973
[9]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	12,811	13,012
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,695	11,656
[9]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,180	11,311
[9]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	2,099	2,113
[2,9]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	5,810	5,869
[9]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	295	294
[9]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	9,536	9,784
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	4,385	4,385
	Province of Alberta	4.500%	6/26/29	14,420	14,712
	Province of British Columbia	0.900%	7/20/26	18,350	17,759
	Province of British Columbia	4.700%	1/24/28	17,602	17,957
	Province of British Columbia	4.800%	11/15/28	16,540	16,995
	Province of British Columbia	4.900%	4/24/29	18,000	18,608
[2]	Province of Manitoba	1.500%	10/25/28	6,305	5,837
	Province of Ontario	3.100%	5/19/27	20,175	19,879
	Province of Ontario	1.050%	5/21/27	10,000	9,486
	Province of Ontario	4.200%	1/18/29	10,965	11,065
	Province of Ontario	3.700%	9/17/29	16,940	16,770
	Province of Ontario	2.000%	10/2/29	9,465	8,746
	Province of Ontario	4.700%	1/15/30	17,568	18,094
	Province of Quebec	2.750%	4/12/27	7,050	6,905
	Province of Quebec	3.625%	4/13/28	20,876	20,748
	Province of Quebec	4.500%	4/3/29	25,313	25,818
[2]	Province of Quebec	7.500%	9/15/29	7,835	8,890
	Province of Saskatchewan	3.250%	6/8/27	7,570	7,475
	Province of Saskatchewan	4.650%	1/28/30	3,160	3,242
[2]	Republic of Chile	2.750%	1/31/27	11,476	11,180
[2]	Republic of Chile	3.240%	2/6/28	9,970	9,691
[2]	Republic of Chile	4.850%	1/22/29	4,845	4,913
[2]	Republic of Indonesia	4.150%	9/20/27	6,535	6,529
	Republic of Indonesia	3.500%	1/11/28	9,200	9,054
[2]	Republic of Indonesia	4.550%	1/11/28	7,170	7,229
	Republic of Indonesia	4.100%	4/24/28	4,280	4,273
	Republic of Indonesia	4.750%	2/11/29	5,940	6,048
[2]	Republic of Indonesia	4.400%	3/10/29	3,010	3,029
	Republic of Indonesia	3.400%	9/18/29	2,930	2,833
[2]	Republic of Indonesia	5.250%	1/15/30	4,900	5,079
	Republic of Indonesia	2.850%	2/14/30	7,400	6,928
	Republic of Korea	2.750%	1/19/27	3,500	3,435
	Republic of Korea	4.500%	7/3/29	9,745	9,912
	Republic of Panama	8.875%	9/30/27	4,381	4,749
[2]	Republic of Panama	3.875%	3/17/28	8,448	8,187
	Republic of Panama	9.375%	4/1/29	4,715	5,317
[2]	Republic of Panama	3.160%	1/23/30	4,000	3,604
	Republic of Peru	4.125%	8/25/27	3,435	3,431
	Republic of Peru	2.844%	6/20/30	3,700	3,386
[2]	Republic of Poland	5.500%	11/16/27	8,166	8,415
[2]	Republic of Poland	4.625%	3/18/29	9,230	9,351
[2]	Republic of Poland	4.875%	2/12/30	17,265	17,587
	Republic of the Philippines	3.229%	3/29/27	4,360	4,274
42

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	5.170%	10/13/27	7,700	7,848
	Republic of the Philippines	3.000%	2/1/28	8,115	7,837
	Republic of the Philippines	4.625%	7/17/28	1,725	1,737
	Republic of the Philippines	3.750%	1/14/29	13,075	12,832
	Republic of the Philippines	9.500%	2/2/30	11,415	13,762
	Republic of the Philippines	2.457%	5/5/30	5,800	5,300
[2]	State of Israel	3.250%	1/17/28	6,940	6,696
[2]	State of Israel	5.375%	3/12/29	13,200	13,440
[2]	State of Israel	2.500%	1/15/30	5,600	5,056
[2]	State of Israel	5.375%	2/19/30	13,300	13,588
[2]	Svensk Exportkredit AB	4.875%	9/14/26	3,395	3,429
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,465	8,226
[2,5]	Svensk Exportkredit AB	3.875%	8/4/27	16,383	16,399
[2]	Svensk Exportkredit AB	3.750%	9/13/27	8,895	8,880
	Svensk Exportkredit AB	3.750%	5/8/28	5,900	5,888
	Svensk Exportkredit AB	4.125%	6/14/28	5,930	5,978
[2]	Svensk Exportkredit AB	4.250%	2/1/29	1,585	1,603
	United Mexican States	4.150%	3/28/27	18,349	18,260
	United Mexican States	3.750%	1/11/28	2,538	2,496
[2]	United Mexican States	5.400%	2/9/28	11,275	11,506
	United Mexican States	4.500%	4/22/29	17,951	17,726
[2]	United Mexican States	5.000%	5/7/29	5,180	5,207
[2]	United Mexican States	3.250%	4/16/30	10,360	9,553
[2]	United Mexican States	6.000%	5/13/30	10,600	10,995
Total Sovereign Bonds (Cost $2,984,729)					3,003,605
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	7,019
	California GO	5.125%	9/1/29	3,500	3,645
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	7,314
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	1,450	1,453
[10]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,475	11,063
	Oregon GO	5.892%	6/1/27	3,311	3,390
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	2,500	2,534
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,122
	University of California Revenue	1.316%	5/15/27	4,890	4,666
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	2,200	2,170
Total Taxable Municipal Bonds (Cost $44,998)					45,376
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[11]	Vanguard Market Liquidity Fund (Cost $687,606)	4.355%		6,876,744	687,606
Total Investments (99.8%) (Cost $63,649,038)					64,020,214
Other Assets and Liabilities—Net (0.2%)					125,725
Net Assets (100%)					64,145,939
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $115 have been segregated as initial margin for recently closed futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $181,997, representing 0.3% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $62,961,432)	63,332,608
Affiliated Issuers (Cost $687,606)	687,606
Total Investments in Securities	64,020,214
Investment in Vanguard	1,674
Cash	717
Receivables for Investment Securities Sold	1,157,575
Receivables for Accrued Income	514,500
Receivables for Capital Shares Issued	29,345
Other Assets	242
Total Assets	65,724,267
Liabilities
Payables for Investment Securities Purchased	1,550,175
Payables for Capital Shares Redeemed	18,016
Payables for Distributions	9,173
Payables to Vanguard	961
Variation Margin Payable—Futures Contracts	3
Total Liabilities	1,578,328
Net Assets	64,145,939
At June 30, 2025, net assets consisted of:

Paid-in Capital	66,179,533
Total Distributable Earnings (Loss)	(2,033,594)
Net Assets	64,145,939

Investor Shares—Net Assets
Applicable to 3,574,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,797
Net Asset Value Per Share—Investor Shares	$10.29

ETF Shares—Net Assets
Applicable to 487,979,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,397,587
Net Asset Value Per Share—ETF Shares	$78.69

Admiral™ Shares—Net Assets
Applicable to 1,165,329,147 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,995,442
Net Asset Value Per Share—Admiral Shares	$10.29

Institutional Shares—Net Assets
Applicable to 613,227,665 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,312,655
Net Asset Value Per Share—Institutional Shares	$10.29

Institutional Plus Shares—Net Assets
Applicable to 719,211,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,403,458
Net Asset Value Per Share—Institutional Plus Shares	$10.29
See accompanying Notes, which are an integral part of the Financial Statements.
44

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	1,167,624
Total Income	1,167,624
Expenses
The Vanguard Group—Note B
Investment Advisory Services	937
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	3,691
Management and Administrative—Admiral Shares	3,097
Management and Administrative—Institutional Shares	1,016
Management and Administrative—Institutional Plus Shares	892
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	597
Marketing and Distribution—Admiral Shares	340
Marketing and Distribution—Institutional Shares	102
Marketing and Distribution—Institutional Plus Shares	108
Custodian Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	710
Shareholders’ Reports and Proxy Fees—Admiral Shares	73
Shareholders’ Reports and Proxy Fees—Institutional Shares	22
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	15
Trustees’ Fees and Expenses	17
Other Expenses	15
Total Expenses	11,696
Net Investment Income	1,155,928
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(146,822)
Futures Contracts	145
Realized Net Gain (Loss)	(146,677)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,096,105
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,356
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,077, ($56), and ($13), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,257 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,155,928	1,963,254
Realized Net Gain (Loss)	(146,677)	(558,145)
Change in Unrealized Appreciation (Depreciation)	1,096,105	746,379
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,356	2,151,488
Distributions
Investor Shares	(675)	(1,454)
ETF Shares	(553,471)	(1,107,790)
Admiral Shares	(228,313)	(423,630)
Institutional Shares	(113,724)	(187,737)
Institutional Plus Shares	(137,208)	(243,863)
Total Distributions	(1,033,391)	(1,964,474)
Capital Share Transactions
Investor Shares	(2,181)	(15,111)
ETF Shares	4,272,555	1,523,865
Admiral Shares	(350,092)	(1,129,370)
Institutional Shares	496,275	325,042
Institutional Plus Shares	284,934	144,142
Net Increase (Decrease) from Capital Share Transactions	4,701,491	848,568
Total Increase (Decrease)	5,773,456	1,035,582
Net Assets
Beginning of Period	58,372,483	57,336,901
End of Period	64,145,939	58,372,483
See accompanying Notes, which are an integral part of the Financial Statements.
46

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.188	.330	.236	.133	.116	.185
Net Realized and Unrealized Gain (Loss) on Investments	.160	.032	.230	(.726)	(.241)	.300
Total from Investment Operations	.348	.362	.466	(.593)	(.125)	.485
Distributions
Dividends from Net Investment Income	(.188)	(.332)	(.236)	(.134)	(.116)	(.185)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)	—
Total Distributions	(.188)	(.332)	(.236)	(.137)	(.145)	(.185)
Net Asset Value, End of Period	$10.29	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return[2]	3.46%	3.64%	4.79%	-5.61%	-1.15%	4.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$38	$53	$51	$74	$91
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.26%	2.37%	1.31%	1.08%	1.71%
Portfolio Turnover Rate[4]	30%	56%	64%	41%	37%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.19	$76.96	$75.21	$80.81	$82.81	$80.55
Investment Operations
Net Investment Income[1]	1.477	2.618	1.863	1.106	.960	1.474
Net Realized and Unrealized Gain (Loss) on Investments	1.238	.226	1.780	(5.580)	(1.785)	2.267
Total from Investment Operations	2.715	2.844	3.643	(4.474)	(.825)	3.741
Distributions
Dividends from Net Investment Income	(1.215)	(2.614)	(1.893)	(1.105)	(.953)	(1.481)
Distributions from Realized Capital Gains	—	—	—	(.021)	(.222)	—
Total Distributions	(1.215)	(2.614)	(1.893)	(1.126)	(1.175)	(1.481)
Net Asset Value, End of Period	$78.69	$77.19	$76.96	$75.21	$80.81	$82.81
Total Return	3.54%	3.75%	4.91%	-5.55%	-1.00%	4.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,398	$33,454	$31,830	$37,679	$42,076	$29,618
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.39%	2.46%	1.44%	1.17%	1.79%
Portfolio Turnover Rate[3]	30%	56%	64%	41%	37%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.192	.340	.242	.141	.124	.192
Net Realized and Unrealized Gain (Loss) on Investments	.160	.031	.231	(.726)	(.241)	.301
Total from Investment Operations	.352	.371	.473	(.585)	(.117)	.493
Distributions
Dividends from Net Investment Income	(.192)	(.341)	(.243)	(.142)	(.124)	(.193)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)	—
Total Distributions	(.192)	(.341)	(.243)	(.145)	(.153)	(.193)
Net Asset Value, End of Period	$10.29	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return[2]	3.50%	3.73%	4.87%	-5.54%	-1.08%	4.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,995	$12,154	$13,248	$15,056	$18,410	$18,543
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.36%	2.44%	1.40%	1.16%	1.77%
Portfolio Turnover Rate[4]	30%	56%	64%	41%	37%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.193	.343	.245	.143	.126	.195
Net Realized and Unrealized Gain (Loss) on Investments	.160	.029	.230	(.726)	(.240)	.301
Total from Investment Operations	.353	.372	.475	(.583)	(.114)	.496
Distributions
Dividends from Net Investment Income	(.193)	(.342)	(.245)	(.144)	(.127)	(.196)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)	—
Total Distributions	(.193)	(.342)	(.245)	(.147)	(.156)	(.196)
Net Asset Value, End of Period	$10.29	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return	3.51%	3.75%	4.88%	-5.52%	-1.06%	4.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,313	$5,722	$5,379	$5,580	$6,790	$6,134
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.39%	2.47%	1.42%	1.17%	1.80%
Portfolio Turnover Rate[3]	30%	56%	64%	41%	37%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87	$10.57
Investment Operations
Net Investment Income[1]	.194	.343	.247	.145	.127	.196
Net Realized and Unrealized Gain (Loss) on Investments	.160	.030	.229	(.727)	(.240)	.301
Total from Investment Operations	.354	.373	.476	(.582)	(.113)	.497
Distributions
Dividends from Net Investment Income	(.194)	(.343)	(.246)	(.145)	(.128)	(.197)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)	—
Total Distributions	(.194)	(.343)	(.246)	(.148)	(.157)	(.197)
Net Asset Value, End of Period	$10.29	$10.13	$10.10	$9.87	$10.60	$10.87
Total Return	3.52%	3.76%	4.90%	-5.51%	-1.05%	4.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,403	$7,004	$6,827	$6,723	$7,774	$6,817
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.40%	2.48%	1.43%	1.18%	1.81%
Portfolio Turnover Rate[3]	30%	56%	64%	41%	37%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
52

Short-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,674,000, representing less than 0.01% of the fund’s net assets and 0.67% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	44,025,673	—	44,025,673
Corporate Bonds	—	16,257,954	—	16,257,954
Sovereign Bonds	—	3,003,605	—	3,003,605
Taxable Municipal Bonds	—	45,376	—	45,376
Temporary Cash Investments	687,606	—	—	687,606
Total	687,606	63,332,608	—	64,020,214
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	63,696,708
Gross Unrealized Appreciation	623,262
Gross Unrealized Depreciation	(299,756)
Net Unrealized Appreciation (Depreciation)	323,506
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $2,331,882,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $3,866,441,000 of investment securities and sold $3,813,753,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,818,438,000 and $14,645,126,000, respectively. In addition, the fund purchased and sold investment securities of $6,207,537,000 and $2,088,759,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
53

Short-Term Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,947	681	9,813	975
Issued in Lieu of Cash Distributions	675	66	1,430	141
Redeemed	(9,803)	(964)	(26,354)	(2,615)
Net Increase (Decrease)—Investor Shares	(2,181)	(217)	(15,111)	(1,499)
ETF Shares
Issued	6,416,216	82,200	3,630,935	47,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,143,661)	(27,600)	(2,107,070)	(27,300)
Net Increase (Decrease)—ETF Shares	4,272,555	54,600	1,523,865	19,800
Admiral Shares
Issued	1,321,523	129,677	2,615,349	258,701
Issued in Lieu of Cash Distributions	195,692	19,110	358,033	35,417
Redeemed	(1,867,307)	(182,972)	(4,102,752)	(405,982)
Net Increase (Decrease)—Admiral Shares	(350,092)	(34,185)	(1,129,370)	(111,864)
Institutional Shares
Issued	932,155	91,273	1,420,283	140,627
Issued in Lieu of Cash Distributions	107,267	10,474	178,092	17,613
Redeemed	(543,147)	(53,197)	(1,273,333)	(125,995)
Net Increase (Decrease)—Institutional Shares	496,275	48,550	325,042	32,245
Institutional Plus Shares
Issued	703,757	68,953	1,335,212	132,502
Issued in Lieu of Cash Distributions	118,095	11,531	208,315	20,608
Redeemed	(536,918)	(52,545)	(1,399,385)	(137,604)
Net Increase (Decrease)—Institutional Plus Shares	284,934	27,939	144,142	15,506
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
54

Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (57.3%)
U.S. Government Securities (56.8%)
	United States Treasury Note/Bond	3.875%	6/30/30	52,320	52,516
	United States Treasury Note/Bond	4.000%	7/31/30	76,940	77,616
[1]	United States Treasury Note/Bond	0.625%	8/15/30	664,317	566,486
	United States Treasury Note/Bond	4.125%	8/31/30	200,085	202,977
	United States Treasury Note/Bond	4.625%	9/30/30	328,854	341,212
	United States Treasury Note/Bond	4.875%	10/31/30	330,838	347,264
	United States Treasury Note/Bond	0.875%	11/15/30	907,082	778,106
	United States Treasury Note/Bond	4.375%	11/30/30	422,860	433,795
	United States Treasury Note/Bond	3.750%	12/31/30	306,528	305,019
	United States Treasury Note/Bond	4.000%	1/31/31	372,152	374,798
	United States Treasury Note/Bond	1.125%	2/15/31	869,699	752,527
	United States Treasury Note/Bond	5.375%	2/15/31	75,041	80,529
	United States Treasury Note/Bond	4.250%	2/28/31	386,337	393,822
	United States Treasury Note/Bond	4.125%	3/31/31	373,817	378,577
	United States Treasury Note/Bond	4.625%	4/30/31	403,284	418,786
	United States Treasury Note/Bond	1.625%	5/15/31	855,059	754,089
	United States Treasury Note/Bond	4.625%	5/31/31	405,501	421,056
	United States Treasury Note/Bond	4.250%	6/30/31	392,754	399,995
	United States Treasury Note/Bond	4.125%	7/31/31	384,289	388,733
	United States Treasury Note/Bond	1.250%	8/15/31	956,490	818,135
	United States Treasury Note/Bond	3.750%	8/31/31	448,144	443,943
	United States Treasury Note/Bond	3.625%	9/30/31	397,073	390,465
	United States Treasury Note/Bond	4.125%	10/31/31	298,379	301,503
	United States Treasury Note/Bond	1.375%	11/15/31	933,293	798,512
	United States Treasury Note/Bond	4.125%	11/30/31	400,931	405,003
	United States Treasury Note/Bond	4.500%	12/31/31	295,445	304,678
	United States Treasury Note/Bond	4.375%	1/31/32	158,750	162,533
	United States Treasury Note/Bond	1.875%	2/15/32	860,319	755,770
	United States Treasury Note/Bond	4.125%	2/29/32	445,475	449,616
	United States Treasury Note/Bond	4.125%	3/31/32	247,800	250,026
	United States Treasury Note/Bond	4.000%	4/30/32	233,811	234,122
	United States Treasury Note/Bond	2.875%	5/15/32	850,168	793,313
	United States Treasury Note/Bond	4.125%	5/31/32	667,849	673,562
	United States Treasury Note/Bond	4.000%	6/30/32	304,770	304,996
	United States Treasury Note/Bond	2.750%	8/15/32	841,204	776,010
	United States Treasury Note/Bond	4.125%	11/15/32	836,191	841,940
	United States Treasury Note/Bond	3.500%	2/15/33	915,397	882,572
	United States Treasury Note/Bond	3.375%	5/15/33	882,992	841,809
	United States Treasury Note/Bond	3.875%	8/15/33	934,950	920,962
	United States Treasury Note/Bond	4.500%	11/15/33	941,751	967,428
	United States Treasury Note/Bond	4.000%	2/15/34	998,098	987,883
	United States Treasury Note/Bond	4.375%	5/15/34	1,012,708	1,028,610
	United States Treasury Note/Bond	3.875%	8/15/34	984,200	961,133
	United States Treasury Note/Bond	4.250%	11/15/34	938,334	941,523
	United States Treasury Note/Bond	4.625%	2/15/35	917,562	946,880
	United States Treasury Note/Bond	4.250%	5/15/35	971,308	972,826
					25,623,656
Agency Bonds and Notes (0.5%)
	Federal Home Loan Banks	4.750%	3/10/34	14,900	15,262
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	20,644	23,635
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	36,012	40,827
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	63,690	55,049
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	38,604	43,652
[3]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,514
	Tennessee Valley Authority	1.500%	9/15/31	4,185	3,585
55

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	4.375%	8/1/34	11,127	11,024
	Tennessee Valley Authority	4.875%	5/15/35	15,663	16,039
					212,587
Total U.S. Government and Agency Obligations (Cost $26,291,613)					25,836,243
Corporate Bonds (36.7%)
Communications (2.4%)
	Alphabet Inc.	1.100%	8/15/30	18,554	16,023
	Alphabet Inc.	4.500%	5/15/35	8,865	8,747
	America Movil SAB de CV	4.700%	7/21/32	8,325	8,256
	America Movil SAB de CV	5.000%	1/20/33	5,129	5,140
	America Movil SAB de CV	6.375%	3/1/35	7,493	8,178
	AppLovin Corp.	5.375%	12/1/31	14,970	15,234
	AppLovin Corp.	5.500%	12/1/34	3,750	3,808
	AT&T Inc.	2.750%	6/1/31	13,938	12,631
	AT&T Inc.	2.250%	2/1/32	40,319	34,715
	AT&T Inc.	2.550%	12/1/33	28,319	23,706
	AT&T Inc.	5.400%	2/15/34	3,422	3,522
	AT&T Inc.	4.500%	5/15/35	13,779	13,128
	AT&T Inc.	5.375%	8/15/35	21,456	21,837
	Baidu Inc.	2.375%	8/23/31	7,550	6,731
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	14,348	14,329
	Booking Holdings Inc.	4.625%	4/13/30	6,588	6,666
	British Telecommunications plc	9.625%	12/15/30	23,397	28,782
	Charter Communications Operating LLC	2.800%	4/1/31	15,171	13,527
	Charter Communications Operating LLC	2.300%	2/1/32	11,005	9,277
	Charter Communications Operating LLC	4.400%	4/1/33	10,173	9,570
	Charter Communications Operating LLC	6.650%	2/1/34	7,117	7,616
	Charter Communications Operating LLC	6.550%	6/1/34	11,715	12,493
	Charter Communications Operating LLC	6.384%	10/23/35	3,500	3,676
	Comcast Corp.	4.250%	10/15/30	3,726	3,707
	Comcast Corp.	1.950%	1/15/31	10,971	9,613
	Comcast Corp.	1.500%	2/15/31	4,716	4,026
	Comcast Corp.	4.950%	5/15/32	4,135	4,205
	Comcast Corp.	4.250%	1/15/33	10,901	10,531
	Comcast Corp.	4.650%	2/15/33	17,854	17,718
	Comcast Corp.	7.050%	3/15/33	1,090	1,239
	Comcast Corp.	4.800%	5/15/33	15,537	15,493
	Comcast Corp.	5.300%	6/1/34	23,233	23,801
	Comcast Corp.	4.200%	8/15/34	9,500	8,977
	Comcast Corp.	5.300%	5/15/35	5,625	5,730
	Comcast Corp.	5.650%	6/15/35	5,800	6,068
[3]	Discovery Communications LLC	3.625%	5/15/30	325	287
	Electronic Arts Inc.	1.850%	2/15/31	2,536	2,201
	Expedia Group Inc.	2.950%	3/15/31	6,063	5,523
	Expedia Group Inc.	5.400%	2/15/35	9,387	9,451
	FactSet Research Systems Inc.	3.450%	3/1/32	6,028	5,493
	Fox Corp.	6.500%	10/13/33	9,038	9,774
	Grupo Televisa SAB	8.500%	3/11/32	1,820	2,030
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,948
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,350	3,875
	Koninklijke KPN NV	8.375%	10/1/30	4,375	5,126
	Meta Platforms Inc.	4.800%	5/15/30	9,348	9,636
	Meta Platforms Inc.	4.550%	8/15/31	11,178	11,337
	Meta Platforms Inc.	3.850%	8/15/32	26,370	25,360
	Meta Platforms Inc.	4.950%	5/15/33	4,142	4,244
	Meta Platforms Inc.	4.750%	8/15/34	25,454	25,570
	Netflix Inc.	4.900%	8/15/34	4,105	4,183
	Omnicom Group Inc.	4.200%	6/1/30	4,944	4,878
	Omnicom Group Inc.	2.600%	8/1/31	7,412	6,566
	Orange SA	9.000%	3/1/31	19,510	23,699
	Paramount Global	7.875%	7/30/30	10,198	11,308
	Paramount Global	4.950%	1/15/31	20,810	20,227
	Paramount Global	4.200%	5/19/32	8,558	7,815
56

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	5.500%	5/15/33	3,715	3,587
	Rogers Communications Inc.	3.800%	3/15/32	17,037	15,832
	Rogers Communications Inc.	5.300%	2/15/34	13,220	13,235
	Sprint Capital Corp.	8.750%	3/15/32	27,818	33,748
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,965	3,757
	Take-Two Interactive Software Inc.	5.600%	6/12/34	2,917	3,022
	Telefonica Europe BV	8.250%	9/15/30	10,950	12,662
	TELUS Corp.	3.400%	5/13/32	7,361	6,704
	Tencent Music Entertainment Group	2.000%	9/3/30	6,002	5,307
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	7,985	9,289
	T-Mobile USA Inc.	2.550%	2/15/31	21,437	19,205
	T-Mobile USA Inc.	2.875%	2/15/31	7,125	6,488
	T-Mobile USA Inc.	3.500%	4/15/31	5,072	4,765
	T-Mobile USA Inc.	2.700%	3/15/32	8,839	7,786
	T-Mobile USA Inc.	5.125%	5/15/32	5,903	6,016
	T-Mobile USA Inc.	5.200%	1/15/33	12,257	12,452
	T-Mobile USA Inc.	5.050%	7/15/33	33,304	33,502
	T-Mobile USA Inc.	5.150%	4/15/34	16,824	17,041
	T-Mobile USA Inc.	4.700%	1/15/35	1,363	1,321
	T-Mobile USA Inc.	5.300%	5/15/35	4,340	4,394
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	3,277	3,743
	Uber Technologies Inc.	4.800%	9/15/34	12,792	12,593
	VeriSign Inc.	2.700%	6/15/31	7,170	6,415
	VeriSign Inc.	5.250%	6/1/32	4,141	4,219
	Verizon Communications Inc.	1.500%	9/18/30	165	143
	Verizon Communications Inc.	1.680%	10/30/30	14,226	12,307
	Verizon Communications Inc.	7.750%	12/1/30	1,971	2,268
	Verizon Communications Inc.	1.750%	1/20/31	25,098	21,664
	Verizon Communications Inc.	2.550%	3/21/31	32,740	29,370
	Verizon Communications Inc.	2.355%	3/15/32	43,336	37,344
	Verizon Communications Inc.	5.050%	5/9/33	4,702	4,766
	Verizon Communications Inc.	4.500%	8/10/33	21,423	20,812
	Verizon Communications Inc.	4.400%	11/1/34	30,845	29,286
	Verizon Communications Inc.	4.780%	2/15/35	16,921	16,492
	Verizon Communications Inc.	5.250%	4/2/35	25,158	25,365
	Walt Disney Co.	2.650%	1/13/31	21,327	19,659
	Walt Disney Co.	6.550%	3/15/33	3,007	3,393
	Walt Disney Co.	6.400%	12/15/35	9,500	10,687
[3]	Warnermedia Holdings Inc.	4.279%	3/15/32	1,550	1,307
	Weibo Corp.	3.375%	7/8/30	7,115	6,620
					1,091,797
Consumer Discretionary (2.2%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	15,269	13,495
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,605	7,311
[4]	Alibaba Group Holding Ltd.	5.250%	5/26/35	7,100	7,180
	Amazon.com Inc.	2.100%	5/12/31	26,030	23,113
	Amazon.com Inc.	3.600%	4/13/32	17,982	17,208
	Amazon.com Inc.	4.700%	12/1/32	24,603	25,048
	Amazon.com Inc.	4.800%	12/5/34	11,475	11,708
[3]	American Honda Finance Corp.	5.050%	7/10/31	4,645	4,707
[3]	American Honda Finance Corp.	4.850%	10/23/31	6,935	6,951
[3]	American Honda Finance Corp.	4.900%	1/10/34	4,592	4,537
	American Honda Finance Corp.	5.200%	3/5/35	6,423	6,389
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	7,474	6,689
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	4,650	4,486
	AutoNation Inc.	2.400%	8/1/31	3,688	3,172
	AutoNation Inc.	3.850%	3/1/32	7,503	6,909
	AutoNation Inc.	5.890%	3/15/35	4,235	4,294
	AutoZone Inc.	1.650%	1/15/31	5,116	4,381
	AutoZone Inc.	4.750%	8/1/32	3,580	3,564
	AutoZone Inc.	4.750%	2/1/33	6,519	6,454
	AutoZone Inc.	5.200%	8/1/33	4,705	4,761
	AutoZone Inc.	6.550%	11/1/33	4,385	4,841
	Best Buy Co. Inc.	1.950%	10/1/30	2,539	2,224
57

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	5.400%	8/15/34	6,655	6,732
	Brunswick Corp.	2.400%	8/18/31	6,568	5,589
	Brunswick Corp.	4.400%	9/15/32	4,250	3,967
	Choice Hotels International Inc.	3.700%	1/15/31	5,230	4,853
	Choice Hotels International Inc.	5.850%	8/1/34	8,567	8,637
	Cornell University	4.835%	6/15/34	13,750	13,797
	Darden Restaurants Inc.	6.300%	10/10/33	2,082	2,231
	Dick's Sporting Goods Inc.	3.150%	1/15/32	3,034	2,721
	DR Horton Inc.	4.850%	10/15/30	4,835	4,878
	DR Horton Inc.	5.000%	10/15/34	3,830	3,790
	eBay Inc.	2.600%	5/10/31	6,450	5,787
	eBay Inc.	6.300%	11/22/32	2,610	2,850
[3]	Emory University	2.143%	9/1/30	6,436	5,792
	Ferguson Enterprises Inc.	5.000%	10/3/34	6,375	6,326
	Ford Motor Co.	3.250%	2/12/32	28,036	23,640
	Ford Motor Co.	6.100%	8/19/32	4,102	4,095
	Ford Motor Credit Co. LLC	4.000%	11/13/30	15,305	13,966
	Ford Motor Credit Co. LLC	6.050%	3/5/31	10,140	10,120
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,555	2,250
	Ford Motor Credit Co. LLC	6.054%	11/5/31	21,935	21,823
	Ford Motor Credit Co. LLC	6.532%	3/19/32	952	966
	Ford Motor Credit Co. LLC	7.122%	11/7/33	20,284	21,047
	Ford Motor Credit Co. LLC	6.125%	3/8/34	19,983	19,443
	Ford Motor Credit Co. LLC	6.500%	2/7/35	3,957	3,954
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,584	1,487
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,975	7,311
	General Motors Co.	5.600%	10/15/32	11,645	11,832
	General Motors Co.	5.000%	4/1/35	3,910	3,688
	General Motors Co.	6.250%	4/15/35	5,400	5,555
	General Motors Financial Co. Inc.	5.450%	7/15/30	3,450	3,500
	General Motors Financial Co. Inc.	2.350%	1/8/31	3,650	3,160
	General Motors Financial Co. Inc.	5.750%	2/8/31	11,931	12,258
	General Motors Financial Co. Inc.	2.700%	6/10/31	12,112	10,590
	General Motors Financial Co. Inc.	5.600%	6/18/31	8,715	8,890
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,810	5,099
	General Motors Financial Co. Inc.	5.625%	4/4/32	15,490	15,659
	General Motors Financial Co. Inc.	6.400%	1/9/33	3,775	3,973
	General Motors Financial Co. Inc.	5.950%	4/4/34	18,524	18,792
	General Motors Financial Co. Inc.	5.450%	9/6/34	5,048	4,936
	General Motors Financial Co. Inc.	5.900%	1/7/35	12,737	12,794
	General Motors Financial Co. Inc.	6.150%	7/15/35	8,500	8,682
	Genuine Parts Co.	1.875%	11/1/30	5,227	4,520
	Genuine Parts Co.	6.875%	11/1/33	5,085	5,659
	GXO Logistics Inc.	2.650%	7/15/31	7,332	6,381
	GXO Logistics Inc.	6.500%	5/6/34	4,340	4,532
	Hasbro Inc.	6.050%	5/14/34	3,655	3,769
	Home Depot Inc.	1.375%	3/15/31	16,564	14,053
	Home Depot Inc.	4.850%	6/25/31	8,120	8,330
	Home Depot Inc.	1.875%	9/15/31	11,623	10,016
	Home Depot Inc.	3.250%	4/15/32	11,755	10,884
	Home Depot Inc.	4.500%	9/15/32	9,315	9,354
	Home Depot Inc.	4.950%	6/25/34	8,605	8,705
[5]	Honda Motor Co. Ltd.	4.688%	7/8/30	11,350	11,368
	Honda Motor Co. Ltd.	2.967%	3/10/32	8,982	8,042
[5]	Honda Motor Co. Ltd.	5.337%	7/8/35	8,400	8,423
	Hyatt Hotels Corp.	5.375%	12/15/31	5,665	5,755
	Hyatt Hotels Corp.	5.750%	3/30/32	2,060	2,115
	Hyatt Hotels Corp.	5.500%	6/30/34	2,535	2,538
[3]	Johns Hopkins University	4.705%	7/1/32	5,207	5,264
	Las Vegas Sands Corp.	6.000%	6/14/30	2,000	2,063
	Las Vegas Sands Corp.	6.200%	8/15/34	5,290	5,404
	Lear Corp.	2.600%	1/15/32	100	86
	Leland Stanford Junior University	4.679%	3/1/35	2,520	2,512
	Lennar Corp.	5.200%	7/30/30	3,275	3,337
	Lowe's Cos. Inc.	1.700%	10/15/30	7,553	6,578
58

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	2.625%	4/1/31	16,072	14,497
	Lowe's Cos. Inc.	3.750%	4/1/32	19,273	18,172
	Lowe's Cos. Inc.	5.000%	4/15/33	8,155	8,237
	Lowe's Cos. Inc.	5.150%	7/1/33	5,106	5,211
	Magna International Inc.	5.500%	3/21/33	4,280	4,386
	Magna International Inc.	5.875%	6/1/35	2,400	2,460
[3]	Marriott International Inc.	2.850%	4/15/31	12,106	10,995
[3]	Marriott International Inc.	3.500%	10/15/32	8,430	7,665
[3]	Marriott International Inc.	2.750%	10/15/33	3,984	3,389
	Marriott International Inc.	5.300%	5/15/34	8,280	8,379
	Marriott International Inc.	5.350%	3/15/35	9,214	9,290
	Masco Corp.	2.000%	10/1/30	3,319	2,878
	Masco Corp.	2.000%	2/15/31	6,898	5,933
[3]	McDonald's Corp.	3.600%	7/1/30	13,208	12,778
[3]	McDonald's Corp.	4.600%	9/9/32	6,401	6,410
	McDonald's Corp.	4.950%	8/14/33	5,025	5,120
	McDonald's Corp.	4.950%	3/3/35	10,832	10,823
	MDC Holdings Inc.	2.500%	1/15/31	5,085	4,458
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	6,924	8,232
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,654
	Meritage Homes Corp.	5.650%	3/15/35	4,087	4,101
	NVR Inc.	3.000%	5/15/30	7,062	6,575
	O'Reilly Automotive Inc.	4.700%	6/15/32	3,765	3,742
	O'Reilly Automotive Inc.	5.000%	8/19/34	3,950	3,923
	Owens Corning	5.700%	6/15/34	7,870	8,172
[3]	President & Fellows of Harvard College	4.609%	2/15/35	4,847	4,806
	PulteGroup Inc.	6.375%	5/15/33	5,115	5,484
	PulteGroup Inc.	6.000%	2/15/35	832	871
	Ralph Lauren Corp.	5.000%	6/15/32	8,500	8,631
	Rollins Inc.	5.250%	2/24/35	3,280	3,291
	Ross Stores Inc.	1.875%	4/15/31	3,790	3,248
	Sands China Ltd.	3.250%	8/8/31	4,450	3,925
	Stanley Black & Decker Inc.	3.000%	5/15/32	4,650	4,090
	Starbucks Corp.	2.550%	11/15/30	13,803	12,514
	Starbucks Corp.	4.900%	2/15/31	5,414	5,527
	Starbucks Corp.	3.000%	2/14/32	7,479	6,764
	Starbucks Corp.	4.800%	2/15/33	5,095	5,100
	Starbucks Corp.	5.000%	2/15/34	2,690	2,706
	Starbucks Corp.	5.400%	5/15/35	4,625	4,710
	Tapestry Inc.	5.500%	3/11/35	6,707	6,732
	Toll Brothers Finance Corp.	5.600%	6/15/35	4,850	4,889
	Toyota Motor Corp.	5.053%	6/30/35	6,425	6,481
	Toyota Motor Credit Corp.	5.550%	11/20/30	11,390	11,991
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,280	3,691
	Toyota Motor Credit Corp.	5.100%	3/21/31	5,045	5,183
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,302	4,548
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	6,775	6,784
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,650	4,063
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,372	4,385
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	5,571	5,567
	Toyota Motor Credit Corp.	5.350%	1/9/35	8,888	9,120
	Tractor Supply Co.	1.750%	11/1/30	6,592	5,712
	Tractor Supply Co.	5.250%	5/15/33	6,425	6,550
[3]	Yale University	1.482%	4/15/30	9,830	8,706
					1,011,119
Consumer Staples (2.1%)
	Altria Group Inc.	2.450%	2/4/32	14,805	12,771
	Altria Group Inc.	5.625%	2/6/35	4,770	4,866
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	2,000	1,951
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	7,870	7,594
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	1,414	1,454
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	7,247	7,400
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	330	355
	Archer-Daniels-Midland Co.	2.900%	3/1/32	7,400	6,675
59

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	5.750%	3/15/33	5,930	6,188
	BAT Capital Corp.	6.343%	8/2/30	11,359	12,237
	BAT Capital Corp.	5.834%	2/20/31	8,425	8,864
	BAT Capital Corp.	2.726%	3/25/31	12,560	11,317
	BAT Capital Corp.	4.742%	3/16/32	8,950	8,883
	BAT Capital Corp.	5.350%	8/15/32	9,173	9,383
	BAT Capital Corp.	7.750%	10/19/32	5,100	5,890
	BAT Capital Corp.	6.421%	8/2/33	6,725	7,320
	BAT Capital Corp.	6.000%	2/20/34	6,742	7,105
	Brown-Forman Corp.	4.750%	4/15/33	5,430	5,442
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,630	7,809
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	6,785	6,579
	Campbell's Co.	5.400%	3/21/34	7,755	7,875
	Campbell's Co.	4.750%	3/23/35	5,340	5,126
	Church & Dwight Co. Inc.	2.300%	12/15/31	4,970	4,333
	Church & Dwight Co. Inc.	5.600%	11/15/32	3,955	4,163
	Clorox Co.	4.600%	5/1/32	5,868	5,863
	Coca-Cola Co.	1.650%	6/1/30	12,555	11,139
	Coca-Cola Co.	2.000%	3/5/31	3,635	3,232
	Coca-Cola Co.	1.375%	3/15/31	14,369	12,342
	Coca-Cola Co.	2.250%	1/5/32	8,972	7,937
	Coca-Cola Co.	5.000%	5/13/34	5,350	5,509
	Coca-Cola Co.	4.650%	8/14/34	5,929	5,960
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	4,194	4,322
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	6,090	4,983
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	4,615	4,585
	Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,967
	Colgate-Palmolive Co.	4.600%	3/1/33	530	536
	Constellation Brands Inc.	2.250%	8/1/31	8,507	7,379
	Constellation Brands Inc.	4.750%	5/9/32	7,166	7,112
	Constellation Brands Inc.	4.900%	5/1/33	6,685	6,622
	Costco Wholesale Corp.	1.750%	4/20/32	13,370	11,440
	Diageo Capital plc	2.125%	4/29/32	4,390	3,742
	Diageo Capital plc	5.500%	1/24/33	11,635	12,114
	Diageo Capital plc	5.625%	10/5/33	7,675	8,069
	Diageo Investment Corp.	5.125%	8/15/30	2,735	2,818
	Diageo Investment Corp.	5.625%	4/15/35	4,126	4,313
	Diageo Investment Corp.	7.450%	4/15/35	3,240	3,851
	Dollar General Corp.	5.000%	11/1/32	5,951	5,968
	Dollar General Corp.	5.450%	7/5/33	600	614
	Dollar Tree Inc.	2.650%	12/1/31	5,453	4,812
	Estee Lauder Cos. Inc.	1.950%	3/15/31	6,737	5,867
	Estee Lauder Cos. Inc.	4.650%	5/15/33	6,305	6,208
	Estee Lauder Cos. Inc.	5.000%	2/14/34	3,130	3,136
	Flowers Foods Inc.	2.400%	3/15/31	4,554	3,986
	General Mills Inc.	4.950%	3/29/33	8,765	8,783
	General Mills Inc.	5.250%	1/30/35	6,325	6,356
	Haleon US Capital LLC	3.625%	3/24/32	17,125	16,020
	Hershey Co.	4.950%	2/24/32	3,095	3,165
	Hershey Co.	4.500%	5/4/33	3,990	3,959
	Hershey Co.	5.100%	2/24/35	2,000	2,031
	J M Smucker Co.	2.125%	3/15/32	3,156	2,673
	J M Smucker Co.	6.200%	11/15/33	10,235	10,988
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,125	6,631
	JBS USA Holding Lux Sarl	3.625%	1/15/32	6,055	5,539
	JBS USA Holding Lux Sarl	5.750%	4/1/33	18,465	18,987
	JBS USA Holding Lux Sarl	6.750%	3/15/34	16,272	17,768
[4]	JBS USA LUX Sarl	5.950%	4/20/35	8,725	9,039
[3]	Kellanova	7.450%	4/1/31	6,697	7,686
	Kenvue Inc.	4.850%	5/22/32	5,100	5,159
	Kenvue Inc.	4.900%	3/22/33	12,660	12,835
	Keurig Dr Pepper Inc.	3.200%	5/1/30	4,240	3,997
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,796	3,350
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,824	7,043
	Keurig Dr Pepper Inc.	4.050%	4/15/32	4,099	3,939
60

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	5.300%	3/15/34	6,805	6,968
	Keurig Dr Pepper Inc.	5.150%	5/15/35	3,275	3,266
	Kimberly-Clark Corp.	2.000%	11/2/31	6,805	6,004
	Kraft Heinz Foods Co.	4.250%	3/1/31	13,789	13,569
	Kraft Heinz Foods Co.	5.400%	3/15/35	3,000	3,041
	Kroger Co.	1.700%	1/15/31	6,809	5,874
	Kroger Co.	7.500%	4/1/31	890	1,021
	Kroger Co.	5.000%	9/15/34	18,450	18,348
	McCormick & Co. Inc.	1.850%	2/15/31	7,426	6,440
	McCormick & Co. Inc.	4.950%	4/15/33	2,135	2,154
	McCormick & Co. Inc.	4.700%	10/15/34	5,405	5,241
	Mondelez International Inc.	1.500%	2/4/31	3,108	2,655
	Mondelez International Inc.	3.000%	3/17/32	7,138	6,439
	Mondelez International Inc.	1.875%	10/15/32	3,712	3,101
	Mondelez International Inc.	4.750%	8/28/34	3,065	3,024
	Mondelez International Inc.	5.125%	5/6/35	4,000	4,013
	PepsiCo Inc.	1.625%	5/1/30	10,000	8,872
	PepsiCo Inc.	1.950%	10/21/31	10,983	9,540
	PepsiCo Inc.	3.900%	7/18/32	16,909	16,342
	PepsiCo Inc.	4.800%	7/17/34	2,430	2,446
	PepsiCo Inc.	5.000%	2/7/35	10,825	10,983
	Philip Morris International Inc.	5.500%	9/7/30	4,909	5,132
	Philip Morris International Inc.	1.750%	11/1/30	6,842	5,963
	Philip Morris International Inc.	5.125%	2/13/31	13,665	14,073
	Philip Morris International Inc.	4.750%	11/1/31	7,660	7,715
	Philip Morris International Inc.	5.750%	11/17/32	13,769	14,550
	Philip Morris International Inc.	5.375%	2/15/33	25,069	25,892
	Philip Morris International Inc.	5.625%	9/7/33	4,802	5,032
	Philip Morris International Inc.	5.250%	2/13/34	16,582	16,907
	Philip Morris International Inc.	4.900%	11/1/34	3,080	3,064
	Philip Morris International Inc.	4.875%	4/30/35	5,000	4,933
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,298	8,004
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,296	8,373
	Pilgrim's Pride Corp.	6.250%	7/1/33	8,075	8,540
	Pilgrim's Pride Corp.	6.875%	5/15/34	5,180	5,686
	Procter & Gamble Co.	1.200%	10/29/30	21,105	18,208
	Procter & Gamble Co.	1.950%	4/23/31	5,988	5,317
	Procter & Gamble Co.	2.300%	2/1/32	1,365	1,223
	Procter & Gamble Co.	4.050%	1/26/33	3,361	3,314
	Procter & Gamble Co.	4.550%	1/29/34	9,283	9,312
	Procter & Gamble Co.	4.600%	5/1/35	5,000	4,999
	Reynolds American Inc.	5.700%	8/15/35	4,000	4,081
	Sysco Corp.	2.400%	2/15/30	5,340	4,882
	Sysco Corp.	5.100%	9/23/30	3,475	3,563
	Sysco Corp.	2.450%	12/14/31	5,950	5,211
	Sysco Corp.	6.000%	1/17/34	1,380	1,479
	Sysco Corp.	5.400%	3/23/35	4,540	4,617
	Target Corp.	4.500%	9/15/32	8,986	8,935
	Target Corp.	4.400%	1/15/33	2,735	2,694
	Target Corp.	4.500%	9/15/34	11,595	11,239
	Target Corp.	5.000%	4/15/35	9,246	9,239
	Tyson Foods Inc.	5.700%	3/15/34	10,375	10,735
	Unilever Capital Corp.	1.375%	9/14/30	5,839	5,075
	Unilever Capital Corp.	1.750%	8/12/31	7,845	6,791
	Unilever Capital Corp.	5.900%	11/15/32	2,504	2,730
	Unilever Capital Corp.	5.000%	12/8/33	10,015	10,285
	Unilever Capital Corp.	4.625%	8/12/34	8,375	8,313
	Walmart Inc.	1.800%	9/22/31	8,098	7,055
	Walmart Inc.	4.150%	9/9/32	6,301	6,226
	Walmart Inc.	4.100%	4/15/33	15,478	15,126
	Walmart Inc.	4.900%	4/28/35	13,620	13,799
					944,607
Energy (2.6%)
[4]	APA Corp.	6.100%	2/15/35	2,910	2,848
61

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	3.400%	2/15/31	2,995	2,766
	Boardwalk Pipelines LP	3.600%	9/1/32	3,018	2,734
	Boardwalk Pipelines LP	5.625%	8/1/34	6,990	7,096
	BP Capital Markets America Inc.	1.749%	8/10/30	9,241	8,123
	BP Capital Markets America Inc.	2.721%	1/12/32	16,594	14,841
	BP Capital Markets America Inc.	4.812%	2/13/33	24,015	23,980
	BP Capital Markets America Inc.	4.893%	9/11/33	13,495	13,516
	BP Capital Markets America Inc.	4.989%	4/10/34	6,553	6,593
	BP Capital Markets America Inc.	5.227%	11/17/34	14,501	14,743
	Burlington Resources LLC	7.200%	8/15/31	1,375	1,566
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10,490	9,629
	Canadian Natural Resources Ltd.	7.200%	1/15/32	900	991
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,158	3,352
[4]	Canadian Natural Resources Ltd.	5.400%	12/15/34	8,625	8,567
	Cenovus Energy Inc.	2.650%	1/15/32	4,650	4,018
	Cheniere Energy Inc.	5.650%	4/15/34	12,629	12,940
	Cheniere Energy Partners LP	4.000%	3/1/31	17,135	16,297
	Cheniere Energy Partners LP	3.250%	1/31/32	17,120	15,341
	Cheniere Energy Partners LP	5.950%	6/30/33	9,988	10,422
	Cheniere Energy Partners LP	5.750%	8/15/34	7,290	7,485
	Chevron USA Inc.	4.819%	4/15/32	4,924	5,024
	Chevron USA Inc.	4.980%	4/15/35	2,274	2,302
	CNOOC Petroleum North America ULC	5.875%	3/10/35	205	226
	ConocoPhillips	2.400%	2/15/31	3,845	3,419
	ConocoPhillips	5.900%	10/15/32	1,766	1,904
	ConocoPhillips Co.	4.850%	1/15/32	12,229	12,361
	ConocoPhillips Co.	5.000%	1/15/35	14,555	14,546
	Coterra Energy Inc.	5.600%	3/15/34	5,045	5,087
	Coterra Energy Inc.	5.400%	2/15/35	4,915	4,865
	DCP Midstream Operating LP	3.250%	2/15/32	6,599	5,825
	Devon Energy Corp.	5.200%	9/15/34	8,280	8,041
	Diamondback Energy Inc.	3.125%	3/24/31	10,957	10,043
	Diamondback Energy Inc.	6.250%	3/15/33	8,746	9,315
	Diamondback Energy Inc.	5.400%	4/18/34	11,275	11,303
	Diamondback Energy Inc.	5.550%	4/1/35	14,610	14,768
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	5,768	6,006
	Enbridge Inc.	6.200%	11/15/30	7,445	7,968
	Enbridge Inc.	5.700%	3/8/33	22,735	23,580
	Enbridge Inc.	2.500%	8/1/33	10,905	9,075
	Enbridge Inc.	5.625%	4/5/34	11,696	12,031
	Enbridge Inc.	5.550%	6/20/35	9,155	9,307
	Enbridge Inc.	7.200%	6/27/54	6,200	6,372
	Energy Transfer LP	6.400%	12/1/30	5,740	6,191
	Energy Transfer LP	5.750%	2/15/33	16,256	16,875
	Energy Transfer LP	6.550%	12/1/33	28,432	30,847
	Energy Transfer LP	5.600%	9/1/34	8,595	8,725
	Energy Transfer LP	4.900%	3/15/35	4,780	4,580
	Energy Transfer LP	5.700%	4/1/35	10,645	10,841
	Enterprise Products Operating LLC	4.600%	1/15/31	9,650	9,720
	Enterprise Products Operating LLC	5.350%	1/31/33	8,031	8,325
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	5,799	6,529
	Enterprise Products Operating LLC	4.850%	1/31/34	8,089	8,061
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	2,300	2,555
	Enterprise Products Operating LLC	4.950%	2/15/35	7,315	7,291
[5]	EOG Resources Inc.	5.000%	7/15/32	15,675	15,859
[4]	EQT Corp.	4.750%	1/15/31	10,760	10,593
	EQT Corp.	5.750%	2/1/34	5,865	6,062
	Expand Energy Corp.	4.750%	2/1/32	9,390	9,118
	Expand Energy Corp.	5.700%	1/15/35	6,350	6,448
	Exxon Mobil Corp.	2.610%	10/15/30	19,515	18,063
	Helmerich & Payne Inc.	2.900%	9/29/31	3,691	3,087
[4]	Helmerich & Payne Inc.	5.500%	12/1/34	4,680	4,257
	Hess Corp.	7.300%	8/15/31	7,260	8,239
	Hess Corp.	7.125%	3/15/33	4,135	4,684
	HF Sinclair Corp.	4.500%	10/1/30	3,808	3,694
62

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HF Sinclair Corp.	5.750%	1/15/31	6,890	7,057
	HF Sinclair Corp.	6.250%	1/15/35	5,850	5,939
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	905	1,038
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,064	1,200
	Kinder Morgan Inc.	2.000%	2/15/31	9,335	8,142
[3]	Kinder Morgan Inc.	7.800%	8/1/31	1,620	1,866
[3]	Kinder Morgan Inc.	7.750%	1/15/32	4,429	5,113
	Kinder Morgan Inc.	4.800%	2/1/33	6,395	6,301
	Kinder Morgan Inc.	5.200%	6/1/33	19,313	19,418
	Kinder Morgan Inc.	5.400%	2/1/34	6,695	6,782
	Kinder Morgan Inc.	5.300%	12/1/34	4,000	4,008
	Marathon Petroleum Corp.	5.700%	3/1/35	13,575	13,764
	MPLX LP	2.650%	8/15/30	14,283	12,930
	MPLX LP	4.950%	9/1/32	8,815	8,732
	MPLX LP	5.000%	3/1/33	9,445	9,316
	MPLX LP	5.500%	6/1/34	7,365	7,400
	MPLX LP	5.400%	4/1/35	8,409	8,346
	Occidental Petroleum Corp.	8.875%	7/15/30	8,626	9,877
	Occidental Petroleum Corp.	6.625%	9/1/30	6,187	6,544
	Occidental Petroleum Corp.	6.125%	1/1/31	11,144	11,555
	Occidental Petroleum Corp.	7.500%	5/1/31	9,587	10,558
	Occidental Petroleum Corp.	7.875%	9/15/31	6,348	7,131
	Occidental Petroleum Corp.	5.550%	10/1/34	12,240	12,012
	ONEOK Inc.	5.800%	11/1/30	4,878	5,107
	ONEOK Inc.	6.350%	1/15/31	3,890	4,159
	ONEOK Inc.	4.750%	10/15/31	6,450	6,394
	ONEOK Inc.	6.100%	11/15/32	7,668	8,108
	ONEOK Inc.	6.050%	9/1/33	13,610	14,291
	ONEOK Inc.	5.650%	9/1/34	9,635	9,763
	ONEOK Inc.	5.050%	11/1/34	12,595	12,259
	Ovintiv Inc.	7.200%	11/1/31	3,324	3,611
	Ovintiv Inc.	7.375%	11/1/31	5,315	5,808
	Ovintiv Inc.	6.250%	7/15/33	8,556	8,831
	Ovintiv Inc.	6.500%	8/15/34	4,435	4,605
	Patterson-UTI Energy Inc.	7.150%	10/1/33	3,372	3,452
	Phillips 66	2.150%	12/15/30	9,956	8,771
	Phillips 66	4.650%	11/15/34	3,207	3,061
	Phillips 66 Co.	5.250%	6/15/31	7,250	7,451
	Phillips 66 Co.	5.300%	6/30/33	8,275	8,372
	Pioneer Natural Resources Co.	1.900%	8/15/30	12,502	11,085
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,148	6,348
	Plains All American Pipeline LP	3.800%	9/15/30	7,813	7,468
	Plains All American Pipeline LP	5.700%	9/15/34	6,220	6,332
	Plains All American Pipeline LP	5.950%	6/15/35	7,240	7,445
[3]	Shell Finance US Inc.	4.125%	5/11/35	11,905	11,249
[4]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	12,915	12,773
	Suncor Energy Inc.	7.150%	2/1/32	4,845	5,350
	Suncor Energy Inc.	5.950%	12/1/34	4,485	4,651
	Targa Resources Corp.	4.900%	9/15/30	4,625	4,666
	Targa Resources Corp.	4.200%	2/1/33	8,640	8,096
	Targa Resources Corp.	6.125%	3/15/33	10,555	11,134
	Targa Resources Corp.	6.500%	3/30/34	5,655	6,080
	Targa Resources Corp.	5.500%	2/15/35	6,630	6,656
	Targa Resources Partners LP	4.875%	2/1/31	8,575	8,502
	Targa Resources Partners LP	4.000%	1/15/32	8,380	7,799
	TotalEnergies Capital SA	5.150%	4/5/34	11,120	11,390
	TotalEnergies Capital SA	4.724%	9/10/34	12,270	12,191
	TransCanada PipeLines Ltd.	4.625%	3/1/34	11,980	11,483
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,502	4,585
	Valero Energy Corp.	2.800%	12/1/31	3,098	2,760
	Valero Energy Corp.	7.500%	4/15/32	4,335	4,958
	Western Midstream Operating LP	6.150%	4/1/33	5,436	5,652
	Western Midstream Operating LP	5.450%	11/15/34	8,230	8,073
	Williams Cos. Inc.	3.500%	11/15/30	11,085	10,483
[3]	Williams Cos. Inc.	7.500%	1/15/31	80	90
63

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	2.600%	3/15/31	13,292	11,912
	Williams Cos. Inc.	8.750%	3/15/32	2,954	3,555
	Williams Cos. Inc.	4.650%	8/15/32	7,744	7,597
	Williams Cos. Inc.	5.650%	3/15/33	5,890	6,121
	Williams Cos. Inc.	5.150%	3/15/34	12,735	12,720
	Williams Cos. Inc.	5.600%	3/15/35	7,840	8,061
	Woodside Finance Ltd.	5.700%	5/19/32	4,300	4,376
	Woodside Finance Ltd.	5.100%	9/12/34	11,320	10,916
	Woodside Finance Ltd.	6.000%	5/19/35	10,130	10,346
					1,153,835
Financials (11.9%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	5,577	5,948
	AerCap Ireland Capital DAC	3.300%	1/30/32	50,481	45,732
	AerCap Ireland Capital DAC	3.400%	10/29/33	15,473	13,635
	AerCap Ireland Capital DAC	5.300%	1/19/34	1,130	1,138
	AerCap Ireland Capital DAC	4.950%	9/10/34	8,230	8,053
	AerCap Ireland Capital DAC	6.500%	1/31/56	4,100	4,110
	Affiliated Managers Group Inc.	5.500%	8/20/34	3,945	3,936
	Air Lease Corp.	3.125%	12/1/30	10,603	9,798
[3]	Air Lease Corp.	5.200%	7/15/31	8,170	8,351
[3]	Air Lease Corp.	2.875%	1/15/32	1,213	1,079
	Allstate Corp.	1.450%	12/15/30	7,052	6,013
	Allstate Corp.	5.250%	3/30/33	7,271	7,452
	Allstate Corp.	5.350%	6/1/33	2,935	3,035
	Allstate Corp.	5.550%	5/9/35	5,000	5,194
[3]	Ally Financial Inc.	8.000%	11/1/31	21,577	24,570
	Ally Financial Inc.	6.184%	7/26/35	3,233	3,292
	American Express Co.	6.489%	10/30/31	11,280	12,291
	American Express Co.	4.989%	5/26/33	8,203	8,219
	American Express Co.	4.420%	8/3/33	9,929	9,683
	American Express Co.	5.043%	5/1/34	12,160	12,267
	American Express Co.	5.625%	7/28/34	5,644	5,778
	American Express Co.	5.284%	7/26/35	15,053	15,253
	American Express Co.	5.442%	1/30/36	8,815	8,996
	American Express Co.	5.667%	4/25/36	18,815	19,490
	American International Group Inc.	5.125%	3/27/33	6,986	7,102
	American International Group Inc.	3.875%	1/15/35	4,345	3,970
	American International Group Inc.	5.450%	5/7/35	5,395	5,527
	American National Group Inc.	6.000%	7/15/35	5,900	5,926
	Ameriprise Financial Inc.	4.500%	5/13/32	2,599	2,579
	Ameriprise Financial Inc.	5.150%	5/15/33	7,688	7,883
	Ameriprise Financial Inc.	5.200%	4/15/35	7,455	7,507
	Aon Corp.	2.600%	12/2/31	6,745	5,975
	Aon Corp.	5.000%	9/12/32	5,485	5,577
	Aon Corp.	5.350%	2/28/33	4,382	4,513
	Aon North America Inc.	5.300%	3/1/31	9,195	9,514
	Aon North America Inc.	5.450%	3/1/34	10,670	10,960
	Apollo Debt Solutions BDC	6.700%	7/29/31	8,595	8,922
[4]	Apollo Debt Solutions BDC	6.550%	3/15/32	3,975	4,065
	Apollo Global Management Inc.	6.375%	11/15/33	4,310	4,709
	Apollo Global Management Inc.	6.000%	12/15/54	4,340	4,247
	Arch Capital Group Ltd.	7.350%	5/1/34	142	164
	Ares Capital Corp.	5.500%	9/1/30	6,200	6,179
	Ares Capital Corp.	3.200%	11/15/31	9,485	8,264
[3]	Ares Capital Corp.	5.800%	3/8/32	6,005	5,981
[4]	Ares Strategic Income Fund	5.800%	9/9/30	4,950	4,966
	Ares Strategic Income Fund	6.200%	3/21/32	6,425	6,455
	Arthur J Gallagher & Co.	2.400%	11/9/31	4,511	3,949
	Arthur J Gallagher & Co.	5.000%	2/15/32	1,665	1,687
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,275	5,445
	Arthur J Gallagher & Co.	6.500%	2/15/34	2,052	2,249
	Arthur J Gallagher & Co.	5.450%	7/15/34	4,290	4,394
	Arthur J Gallagher & Co.	5.150%	2/15/35	13,550	13,558
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,580	3,307
64

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	3.500%	1/15/31	8,684	8,172
	Athene Holding Ltd.	5.875%	1/15/34	12,615	13,058
	Athene Holding Ltd.	6.625%	10/15/54	5,205	5,125
	Athene Holding Ltd.	6.875%	6/28/55	5,000	4,974
	AXA SA	8.600%	12/15/30	5,815	6,925
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	8,110	9,210
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	5,480	5,701
	Banco Santander SA	3.490%	5/28/30	8,146	7,738
	Banco Santander SA	2.749%	12/3/30	14,015	12,484
	Banco Santander SA	2.958%	3/25/31	11,372	10,386
	Banco Santander SA	5.439%	7/15/31	12,124	12,593
	Banco Santander SA	3.225%	11/22/32	9,200	8,242
	Banco Santander SA	6.921%	8/8/33	15,146	16,409
	Banco Santander SA	6.938%	11/7/33	10,845	12,252
	Banco Santander SA	6.350%	3/14/34	11,430	11,961
	Banco Santander SA	6.033%	1/17/35	9,290	9,785
[3]	Bank of America Corp.	1.898%	7/23/31	22,550	19,806
[3]	Bank of America Corp.	1.922%	10/24/31	28,612	24,940
[3]	Bank of America Corp.	2.651%	3/11/32	19,494	17,483
	Bank of America Corp.	2.687%	4/22/32	45,822	41,144
	Bank of America Corp.	2.299%	7/21/32	17,212	14,997
[3]	Bank of America Corp.	2.972%	2/4/33	48,636	43,544
	Bank of America Corp.	4.571%	4/27/33	32,630	32,090
[3]	Bank of America Corp.	5.015%	7/22/33	34,371	34,777
	Bank of America Corp.	5.288%	4/25/34	41,731	42,581
	Bank of America Corp.	5.872%	9/15/34	36,078	38,077
	Bank of America Corp.	5.468%	1/23/35	40,388	41,489
[3]	Bank of America Corp.	5.425%	8/15/35	8,445	8,440
	Bank of America Corp.	5.518%	10/25/35	37,237	37,145
	Bank of America Corp.	5.511%	1/24/36	45,034	46,316
	Bank of America Corp.	5.744%	2/12/36	21,615	21,957
	Bank of America Corp.	5.464%	5/9/36	7,370	7,562
	Bank of America Corp.	2.482%	9/21/36	21,187	17,958
	Bank of America Corp.	3.846%	3/8/37	22,165	20,278
	Bank of Montreal	5.511%	6/4/31	7,630	7,977
	Bank of Montreal	3.088%	1/10/37	9,254	8,031
[3]	Bank of New York Mellon Corp.	1.800%	7/28/31	4,310	3,743
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,334	4,706
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,955	7,110
[3]	Bank of New York Mellon Corp.	4.289%	6/13/33	9,945	9,674
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	25,560	27,111
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,831	6,755
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	6,579	6,602
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,615	7,283
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	9,035	9,150
	Bank of New York Mellon Corp.	5.225%	11/20/35	7,000	7,116
	Bank of New York Mellon Corp.	5.316%	6/6/36	2,650	2,707
	Bank of New York Mellon Corp.	5.606%	7/21/39	1,915	1,949
	Bank of Nova Scotia	2.150%	8/1/31	5,296	4,626
	Bank of Nova Scotia	2.450%	2/2/32	6,335	5,510
	Bank of Nova Scotia	4.740%	11/10/32	5,633	5,628
	Bank of Nova Scotia	5.650%	2/1/34	7,257	7,608
	Bank of Nova Scotia	4.588%	5/4/37	12,239	11,566
	BankUnited Inc.	5.125%	6/11/30	2,170	2,146
	Barclays plc	2.667%	3/10/32	6,032	5,355
	Barclays plc	2.894%	11/24/32	12,915	11,437
	Barclays plc	5.746%	8/9/33	4,360	4,519
	Barclays plc	7.437%	11/2/33	17,086	19,378
	Barclays plc	6.224%	5/9/34	16,920	17,961
	Barclays plc	7.119%	6/27/34	13,895	15,161
	Barclays plc	6.692%	9/13/34	14,805	16,172
	Barclays plc	5.335%	9/10/35	18,827	18,696
	Barclays plc	3.564%	9/23/35	9,646	8,862
	Barclays plc	5.785%	2/25/36	19,814	20,252
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	6,717	5,875
65

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	7,997	7,371
	BlackRock Funding Inc.	5.000%	3/14/34	9,898	10,116
	Blackrock Inc.	1.900%	1/28/31	10,332	9,091
	Blackrock Inc.	2.100%	2/25/32	7,257	6,260
	Blackrock Inc.	4.750%	5/25/33	11,467	11,594
	Blackstone Private Credit Fund	6.250%	1/25/31	3,135	3,224
	Blackstone Private Credit Fund	6.000%	1/29/32	6,620	6,660
	Blackstone Private Credit Fund	6.000%	11/22/34	8,494	8,317
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	4,725	4,704
	Blue Owl Capital Corp.	6.200%	7/15/30	1,975	1,996
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,180	6,364
	Blue Owl Finance LLC	3.125%	6/10/31	5,815	5,163
	Blue Owl Finance LLC	4.375%	2/15/32	3,300	3,083
	Blue Owl Finance LLC	6.250%	4/18/34	8,275	8,510
	Brookfield Asset Management Ltd.	5.795%	4/24/35	6,250	6,416
	Brookfield Capital Finance LLC	6.087%	6/14/33	5,414	5,743
	Brookfield Finance I UK plc	2.340%	1/30/32	5,020	4,271
	Brookfield Finance Inc.	2.724%	4/15/31	5,804	5,245
	Brookfield Finance Inc.	6.350%	1/5/34	6,019	6,459
	Brookfield Finance Inc.	5.675%	1/15/35	3,565	3,656
	Brown & Brown Inc.	2.375%	3/15/31	6,694	5,891
	Brown & Brown Inc.	4.200%	3/17/32	5,480	5,242
	Brown & Brown Inc.	5.250%	6/23/32	925	943
	Brown & Brown Inc.	5.650%	6/11/34	5,067	5,202
	Brown & Brown Inc.	5.550%	6/23/35	8,500	8,671
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	10,442	9,720
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	9,965	10,678
[3]	Capital One Financial Corp.	7.624%	10/30/31	8,489	9,591
	Capital One Financial Corp.	2.359%	7/29/32	9,899	8,392
	Capital One Financial Corp.	6.700%	11/29/32	7,740	8,445
	Capital One Financial Corp.	5.268%	5/10/33	9,398	9,482
	Capital One Financial Corp.	5.817%	2/1/34	20,242	20,875
	Capital One Financial Corp.	6.377%	6/8/34	21,636	23,018
	Capital One Financial Corp.	7.964%	11/2/34	6,399	7,438
	Capital One Financial Corp.	6.051%	2/1/35	5,243	5,471
	Capital One Financial Corp.	6.183%	1/30/36	14,930	15,175
	Cboe Global Markets Inc.	1.625%	12/15/30	6,765	5,830
	Charles Schwab Corp.	2.300%	5/13/31	18,279	16,262
	Charles Schwab Corp.	2.900%	3/3/32	12,900	11,601
	Charles Schwab Corp.	5.853%	5/19/34	8,942	9,485
	Charles Schwab Corp.	6.136%	8/24/34	12,179	13,171
	Chubb INA Holdings LLC	1.375%	9/15/30	15,269	13,281
	Chubb INA Holdings LLC	5.000%	3/15/34	11,795	12,013
	CI Financial Corp.	3.200%	12/17/30	2,823	2,492
[3]	Citibank NA	5.570%	4/30/34	18,020	18,752
	Citigroup Inc.	2.561%	5/1/32	4,631	4,103
	Citigroup Inc.	6.625%	6/15/32	7,230	7,883
	Citigroup Inc.	3.057%	1/25/33	20,783	18,581
	Citigroup Inc.	3.785%	3/17/33	46,509	43,395
	Citigroup Inc.	4.910%	5/24/33	14,020	13,987
	Citigroup Inc.	6.000%	10/31/33	2,220	2,335
	Citigroup Inc.	6.270%	11/17/33	21,864	23,549
	Citigroup Inc.	6.174%	5/25/34	38,596	40,298
	Citigroup Inc.	5.827%	2/13/35	22,289	22,721
	Citigroup Inc.	5.449%	6/11/35	13,465	13,763
	Citigroup Inc.	6.020%	1/24/36	18,680	19,180
[3]	Citigroup Inc.	5.333%	3/27/36	24,228	24,415
	Citigroup Inc.	5.411%	9/19/39	11,520	11,197
	Citizens Financial Group Inc.	5.718%	7/23/32	12,450	12,892
	Citizens Financial Group Inc.	2.638%	9/30/32	2,922	2,459
	Citizens Financial Group Inc.	6.645%	4/25/35	8,618	9,293
	Citizens Financial Group Inc.	5.641%	5/21/37	3,590	3,554
	CME Group Inc.	2.650%	3/15/32	6,161	5,518
	CNA Financial Corp.	2.050%	8/15/30	5,085	4,477
	CNA Financial Corp.	5.500%	6/15/33	3,263	3,347
66

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNA Financial Corp.	5.125%	2/15/34	8,558	8,569
	CNO Financial Group Inc.	6.450%	6/15/34	6,845	7,186
	Comerica Bank	5.332%	8/25/33	4,000	3,888
	Corebridge Financial Inc.	3.900%	4/5/32	16,640	15,619
	Corebridge Financial Inc.	6.050%	9/15/33	3,185	3,352
	Corebridge Financial Inc.	5.750%	1/15/34	10,390	10,796
	Corebridge Financial Inc.	6.375%	9/15/54	6,901	6,885
	Credit Suisse USA LLC	7.125%	7/15/32	9,005	10,248
	Deutsche Bank AG	5.882%	7/8/31	3,613	3,704
[3]	Deutsche Bank AG	3.547%	9/18/31	19,216	17,959
	Deutsche Bank AG	3.729%	1/14/32	10,079	9,225
	Deutsche Bank AG	3.035%	5/28/32	2,046	1,835
	Deutsche Bank AG	3.742%	1/7/33	13,257	11,917
	Deutsche Bank AG	7.079%	2/10/34	12,085	12,884
	Deutsche Bank AG	5.403%	9/11/35	9,280	9,228
	Enstar Group Ltd.	4.950%	6/1/29	1	—
	Enstar Group Ltd.	3.100%	9/1/31	2,853	2,536
	Equitable Holdings Inc.	5.594%	1/11/33	4,315	4,487
	Equitable Holdings Inc.	6.700%	3/28/55	3,940	4,026
	F&G Annuities & Life Inc.	6.250%	10/4/34	4,235	4,207
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	6,635	6,160
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	5,185	5,335
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	6,335	6,612
[4]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	3,000	3,041
	Fifth Third Bancorp	5.631%	1/29/32	10,447	10,872
	Fifth Third Bancorp	4.337%	4/25/33	6,806	6,501
	First American Financial Corp.	2.400%	8/15/31	5,422	4,645
	First American Financial Corp.	5.450%	9/30/34	4,730	4,648
	First Citizens BancShares Inc.	6.254%	3/12/40	4,804	4,794
	Franklin Resources Inc.	1.600%	10/30/30	9,333	8,037
	GATX Corp.	3.500%	6/1/32	946	862
	GATX Corp.	4.900%	3/15/33	3,125	3,092
	GATX Corp.	5.450%	9/15/33	6,385	6,512
	GATX Corp.	6.050%	3/15/34	2,360	2,502
	GATX Corp.	6.900%	5/1/34	1,940	2,149
	GATX Corp.	5.500%	6/15/35	4,200	4,249
	Globe Life Inc.	2.150%	8/15/30	3,658	3,233
	Goldman Sachs Group Inc.	1.992%	1/27/32	27,165	23,517
	Goldman Sachs Group Inc.	2.615%	4/22/32	37,469	33,328
	Goldman Sachs Group Inc.	2.383%	7/21/32	38,990	34,052
	Goldman Sachs Group Inc.	2.650%	10/21/32	36,390	32,100
	Goldman Sachs Group Inc.	6.125%	2/15/33	4,762	5,206
	Goldman Sachs Group Inc.	3.102%	2/24/33	31,735	28,570
	Goldman Sachs Group Inc.	6.561%	10/24/34	3,289	3,639
	Goldman Sachs Group Inc.	5.851%	4/25/35	5,754	6,035
	Goldman Sachs Group Inc.	5.330%	7/23/35	52,501	53,125
	Goldman Sachs Group Inc.	5.016%	10/23/35	28,290	27,948
	Goldman Sachs Group Inc.	5.536%	1/28/36	15,030	15,415
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	4,975	5,033
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	8,505	8,513
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	5,800	5,906
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,908	3,479
	HPS Corporate Lending Fund	5.950%	4/14/32	5,650	5,620
[3]	HSBC Holdings plc	2.848%	6/4/31	1,798	1,643
[3]	HSBC Holdings plc	2.357%	8/18/31	19,256	17,096
	HSBC Holdings plc	2.804%	5/24/32	20,850	18,515
	HSBC Holdings plc	2.871%	11/22/32	25,936	22,931
	HSBC Holdings plc	4.762%	3/29/33	15,318	14,973
	HSBC Holdings plc	5.402%	8/11/33	26,952	27,651
	HSBC Holdings plc	8.113%	11/3/33	17,105	19,758
	HSBC Holdings plc	6.254%	3/9/34	16,214	17,336
	HSBC Holdings plc	6.547%	6/20/34	18,188	19,297
	HSBC Holdings plc	7.399%	11/13/34	17,297	19,351
	HSBC Holdings plc	5.719%	3/4/35	12,215	12,669
	HSBC Holdings plc	5.874%	11/18/35	14,424	14,586
67

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.450%	3/3/36	11,532	11,594
	HSBC Holdings plc	5.790%	5/13/36	16,649	17,134
	Huntington Bancshares Inc.	5.023%	5/17/33	4,507	4,453
	Huntington Bancshares Inc.	5.709%	2/2/35	5,110	5,221
	Huntington Bancshares Inc.	2.487%	8/15/36	9,749	8,189
	Huntington Bancshares Inc.	6.141%	11/18/39	5,890	6,011
	ING Groep NV	2.727%	4/1/32	2,707	2,430
	ING Groep NV	4.252%	3/28/33	10,837	10,419
	ING Groep NV	6.114%	9/11/34	9,304	9,886
	ING Groep NV	5.550%	3/19/35	10,945	11,211
	ING Groep NV	5.525%	3/25/36	6,700	6,819
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	1.850%	9/15/32	17,500	14,527
	Intercontinental Exchange Inc.	4.600%	3/15/33	11,021	10,967
	Jackson Financial Inc.	3.125%	11/23/31	4,538	4,024
	Janus Henderson US Holdings Inc.	5.450%	9/10/34	2,875	2,854
	Jefferies Financial Group Inc.	2.625%	10/15/31	11,154	9,705
	Jefferies Financial Group Inc.	2.750%	10/15/32	2,080	1,755
	Jefferies Financial Group Inc.	6.200%	4/14/34	12,705	13,270
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	1,862	2,200
	JPMorgan Chase & Co.	1.764%	11/19/31	11,860	10,277
	JPMorgan Chase & Co.	1.953%	2/4/32	36,847	31,966
	JPMorgan Chase & Co.	2.580%	4/22/32	19,559	17,468
	JPMorgan Chase & Co.	2.545%	11/8/32	26,278	23,132
	JPMorgan Chase & Co.	2.963%	1/25/33	32,741	29,418
	JPMorgan Chase & Co.	4.586%	4/26/33	18,120	17,937
	JPMorgan Chase & Co.	4.912%	7/25/33	40,002	40,232
	JPMorgan Chase & Co.	5.717%	9/14/33	30,209	31,476
	JPMorgan Chase & Co.	5.350%	6/1/34	35,147	36,197
	JPMorgan Chase & Co.	6.254%	10/23/34	25,906	28,173
	JPMorgan Chase & Co.	5.336%	1/23/35	27,705	28,339
	JPMorgan Chase & Co.	5.766%	4/22/35	21,860	22,957
	JPMorgan Chase & Co.	5.294%	7/22/35	27,841	28,344
	JPMorgan Chase & Co.	4.946%	10/22/35	29,335	29,032
	JPMorgan Chase & Co.	5.502%	1/24/36	33,449	34,466
	JPMorgan Chase & Co.	5.572%	4/22/36	22,538	23,380
	Kemper Corp.	2.400%	9/30/30	4,340	3,815
	Kemper Corp.	3.800%	2/23/32	3,360	3,063
[3]	KeyBank NA	4.900%	8/8/32	7,491	7,227
	KeyBank NA	5.000%	1/26/33	9,920	9,781
[3]	KeyCorp	4.789%	6/1/33	9,433	9,194
	KeyCorp	6.401%	3/6/35	3,952	4,216
	Lazard Group LLC	6.000%	3/15/31	4,360	4,578
	Lincoln National Corp.	3.400%	1/15/31	3,442	3,214
	Lloyds Banking Group plc	4.976%	8/11/33	9,856	9,785
	Lloyds Banking Group plc	7.953%	11/15/33	8,450	9,662
	Lloyds Banking Group plc	5.679%	1/5/35	11,936	12,250
	Lloyds Banking Group plc	5.590%	11/26/35	6,725	6,836
	Lloyds Banking Group plc	6.068%	6/13/36	10,150	10,428
	LPL Holdings Inc.	6.000%	5/20/34	3,716	3,849
	LPL Holdings Inc.	5.650%	3/15/35	3,365	3,382
	LPL Holdings Inc.	5.750%	6/15/35	4,000	4,045
	M&T Bank Corp.	5.179%	7/8/31	1,975	2,008
	M&T Bank Corp.	6.082%	3/13/32	7,152	7,549
	M&T Bank Corp.	5.053%	1/27/34	11,371	11,211
[3]	M&T Bank Corp.	5.385%	1/16/36	8,345	8,306
	Manulife Financial Corp.	3.703%	3/16/32	6,285	5,957
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	4,903	4,390
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	11,235	11,404
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	5,363	4,692
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,595	5,960
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,024	6,244
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,492	4,585
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	16,461	16,449
	Mastercard Inc.	1.900%	3/15/31	3,975	3,508
68

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	2.000%	11/18/31	9,118	7,947
	Mastercard Inc.	4.350%	1/15/32	10,699	10,654
	Mastercard Inc.	4.950%	3/15/32	6,100	6,276
	Mastercard Inc.	4.850%	3/9/33	3,970	4,044
	Mastercard Inc.	4.875%	5/9/34	6,145	6,220
	Mastercard Inc.	4.550%	1/15/35	12,645	12,428
	MetLife Inc.	6.500%	12/15/32	5,681	6,372
	MetLife Inc.	5.375%	7/15/33	9,420	9,806
	MetLife Inc.	5.300%	12/15/34	13,138	13,492
	MetLife Inc.	5.700%	6/15/35	8,500	8,999
[3]	MetLife Inc.	6.350%	3/15/55	8,465	8,691
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	11,415	10,133
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	35,413	30,842
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	9,965	8,811
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,945	19,177
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	11,469	11,794
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,287	9,524
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	17,270	17,623
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	4,908	5,044
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	9,410	9,686
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	17,693	15,742
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	12,302	10,768
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,823	5,953
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,438	1,245
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,310
	Mizuho Financial Group Inc.	5.754%	5/27/34	9,180	9,537
	Mizuho Financial Group Inc.	5.748%	7/6/34	13,520	14,061
	Mizuho Financial Group Inc.	5.579%	5/26/35	3,493	3,584
[5]	Mizuho Financial Group Inc.	5.323%	7/8/36	13,000	13,030
[3]	Morgan Stanley	1.794%	2/13/32	23,233	19,872
[3]	Morgan Stanley	1.928%	4/28/32	16,130	13,792
[3]	Morgan Stanley	2.239%	7/21/32	25,073	21,715
[3]	Morgan Stanley	2.511%	10/20/32	16,567	14,515
	Morgan Stanley	2.943%	1/21/33	8,726	7,787
	Morgan Stanley	4.889%	7/20/33	19,787	19,810
	Morgan Stanley	6.342%	10/18/33	34,025	36,945
[3]	Morgan Stanley	5.250%	4/21/34	18,218	18,536
[3]	Morgan Stanley	5.424%	7/21/34	36,145	37,040
	Morgan Stanley	6.627%	11/1/34	15,071	16,615
	Morgan Stanley	5.466%	1/18/35	21,160	21,641
	Morgan Stanley	5.831%	4/19/35	19,115	20,038
	Morgan Stanley	5.320%	7/19/35	26,640	26,962
	Morgan Stanley	5.587%	1/18/36	43,340	44,563
	Morgan Stanley	5.664%	4/17/36	18,794	19,482
	Morgan Stanley	2.484%	9/16/36	25,476	21,644
	Morgan Stanley	5.297%	4/20/37	20,155	20,057
	Morgan Stanley	5.948%	1/19/38	20,902	21,498
	Morgan Stanley	5.942%	2/7/39	7,935	8,146
	Nasdaq Inc.	1.650%	1/15/31	5,233	4,518
	Nasdaq Inc.	5.550%	2/15/34	9,193	9,576
	NatWest Group plc	6.016%	3/2/34	15,819	16,732
	NatWest Group plc	5.778%	3/1/35	7,089	7,359
[3]	NatWest Group plc	3.032%	11/28/35	5,608	5,055
	Nomura Holdings Inc.	2.679%	7/16/30	4,670	4,234
	Nomura Holdings Inc.	2.608%	7/14/31	6,763	5,962
	Nomura Holdings Inc.	2.999%	1/22/32	4,370	3,864
	Nomura Holdings Inc.	6.181%	1/18/33	4,675	4,981
	Nomura Holdings Inc.	5.783%	7/3/34	18,920	19,556
[5]	Nomura Holdings Inc.	5.491%	6/29/35	6,300	6,339
	Northern Trust Corp.	6.125%	11/2/32	8,266	8,925
	Old Republic International Corp.	5.750%	3/28/34	2,705	2,786
	ORIX Corp.	2.250%	3/9/31	4,675	4,118
	ORIX Corp.	4.000%	4/13/32	4,728	4,482
	ORIX Corp.	5.200%	9/13/32	4,124	4,189
	ORIX Corp.	5.400%	2/25/35	5,910	5,985
69

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PartnerRe Finance B LLC	4.500%	10/1/50	4,040	3,763
	PNC Financial Services Group Inc.	4.812%	10/21/32	4,000	4,010
	PNC Financial Services Group Inc.	4.626%	6/6/33	3,985	3,871
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,692	21,998
	PNC Financial Services Group Inc.	5.068%	1/24/34	15,500	15,562
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,689	9,199
	PNC Financial Services Group Inc.	6.875%	10/20/34	16,979	18,974
	PNC Financial Services Group Inc.	5.676%	1/22/35	11,130	11,559
	PNC Financial Services Group Inc.	5.401%	7/23/35	17,135	17,445
	PNC Financial Services Group Inc.	5.575%	1/29/36	23,025	23,737
	Primerica Inc.	2.800%	11/19/31	5,390	4,768
	Principal Financial Group Inc.	5.375%	3/15/33	3,560	3,656
	Progressive Corp.	3.000%	3/15/32	2,145	1,957
	Progressive Corp.	4.950%	6/15/33	5,225	5,335
[3]	Prudential Financial Inc.	5.750%	7/15/33	5,693	6,080
	Prudential Financial Inc.	5.200%	3/14/35	4,195	4,236
[3]	Prudential Financial Inc.	3.700%	10/1/50	10,009	9,139
	Prudential Financial Inc.	5.125%	3/1/52	6,151	5,937
	Prudential Financial Inc.	6.000%	9/1/52	8,996	9,068
	Prudential Financial Inc.	6.750%	3/1/53	2,941	3,081
	Prudential Financial Inc.	6.500%	3/15/54	8,805	9,074
	Prudential Funding Asia plc	3.625%	3/24/32	3,075	2,860
	Regions Financial Corp.	5.502%	9/6/35	8,320	8,337
	Reinsurance Group of America Inc.	6.000%	9/15/33	3,654	3,828
	Reinsurance Group of America Inc.	5.750%	9/15/34	3,937	4,048
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	8,146	8,377
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	6,600	6,776
[3]	Royal Bank of Canada	2.300%	11/3/31	22,759	19,967
	Royal Bank of Canada	3.875%	5/4/32	4,490	4,295
[3]	Royal Bank of Canada	5.000%	2/1/33	21,230	21,561
[3]	Royal Bank of Canada	5.150%	2/1/34	11,257	11,527
	Santander Holdings USA Inc.	7.660%	11/9/31	6,665	7,438
	Santander Holdings USA Inc.	6.342%	5/31/35	3,445	3,602
	Santander UK Group Holdings plc	2.896%	3/15/32	5,775	5,147
	Selective Insurance Group Inc.	5.900%	4/15/35	895	916
[4]	Sixth Street Lending Partners	6.125%	7/15/30	7,250	7,384
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	1,500	1,504
	State Street Corp.	2.200%	3/3/31	10,780	9,553
	State Street Corp.	2.623%	2/7/33	1,645	1,449
	State Street Corp.	4.164%	8/4/33	6,391	6,142
	State Street Corp.	4.821%	1/26/34	7,745	7,724
	State Street Corp.	5.159%	5/18/34	5,115	5,222
	State Street Corp.	6.123%	11/21/34	7,099	7,571
	State Street Corp.	5.146%	2/28/36	10,455	10,561
	Stewart Information Services Corp.	3.600%	11/15/31	4,125	3,690
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	14,167	12,638
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	4,560	4,024
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	975	1,011
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,488	12,609
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	6,585	6,819
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,749	15,484
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	9,350	9,816
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	4,865	5,159
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	14,054	14,512
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	7,774	8,046
	Synchrony Financial	2.875%	10/28/31	5,704	4,951
[3]	Toronto-Dominion Bank	2.000%	9/10/31	5,269	4,601
[3]	Toronto-Dominion Bank	2.450%	1/12/32	5,255	4,584
	Toronto-Dominion Bank	5.298%	1/30/32	4,620	4,745
[3]	Toronto-Dominion Bank	3.200%	3/10/32	15,074	13,714
	Toronto-Dominion Bank	4.456%	6/8/32	14,862	14,583
	TPG Operating Group II LP	5.875%	3/5/34	2,525	2,624
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,869	3,214
[3]	Truist Financial Corp.	4.916%	7/28/33	8,280	8,073
[3]	Truist Financial Corp.	6.123%	10/28/33	7,830	8,310
70

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Truist Financial Corp.	5.122%	1/26/34	9,390	9,386
[3]	Truist Financial Corp.	5.867%	6/8/34	15,055	15,720
[3]	Truist Financial Corp.	5.711%	1/24/35	14,810	15,346
[3]	US Bancorp	1.375%	7/22/30	10,980	9,495
[3]	US Bancorp	2.677%	1/27/33	5,705	5,002
[3]	US Bancorp	4.967%	7/22/33	7,419	7,327
	US Bancorp	5.850%	10/21/33	17,380	18,284
	US Bancorp	4.839%	2/1/34	22,987	22,714
	US Bancorp	5.836%	6/12/34	7,985	8,386
	US Bancorp	5.678%	1/23/35	19,892	20,658
	US Bancorp	5.424%	2/12/36	4,755	4,848
	US Bancorp	2.491%	11/3/36	14,432	12,237
	Visa Inc.	1.100%	2/15/31	7,265	6,197
	Voya Financial Inc.	5.000%	9/20/34	4,655	4,550
[3]	Wells Fargo & Co.	3.350%	3/2/33	33,518	30,623
[3]	Wells Fargo & Co.	4.897%	7/25/33	16,554	16,552
	Wells Fargo & Co.	5.389%	4/24/34	44,713	45,785
[3]	Wells Fargo & Co.	5.557%	7/25/34	35,925	37,099
	Wells Fargo & Co.	6.491%	10/23/34	19,715	21,551
	Wells Fargo & Co.	5.499%	1/23/35	20,763	21,299
	Wells Fargo & Co.	5.211%	12/3/35	41,810	41,982
	Wells Fargo & Co.	5.605%	4/23/36	20,566	21,229
	Western Union Co.	2.750%	3/15/31	6,025	5,277
	Westpac Banking Corp.	2.150%	6/3/31	12,198	10,827
	Westpac Banking Corp.	5.405%	8/10/33	3,400	3,430
	Westpac Banking Corp.	6.820%	11/17/33	5,092	5,596
	Westpac Banking Corp.	2.668%	11/15/35	17,840	15,743
[3]	Westpac Banking Corp.	5.618%	11/20/35	12,740	12,791
	Westpac Banking Corp.	3.020%	11/18/36	12,985	11,385
	Willis North America Inc.	5.350%	5/15/33	6,637	6,798
	Zions Bancorp NA	6.816%	11/19/35	2,645	2,749
					5,366,024
Health Care (3.3%)
	AbbVie Inc.	4.950%	3/15/31	17,569	18,030
	AbbVie Inc.	5.050%	3/15/34	27,740	28,247
	AbbVie Inc.	4.550%	3/15/35	14,463	14,044
	AbbVie Inc.	5.200%	3/15/35	1,800	1,839
	AbbVie Inc.	4.500%	5/14/35	25,609	24,741
	Adventist Health System	5.430%	3/1/32	2,925	2,957
	Adventist Health System	5.757%	12/1/34	3,950	3,956
	Agilent Technologies Inc.	2.300%	3/12/31	8,060	7,140
	Agilent Technologies Inc.	4.750%	9/9/34	5,235	5,154
	Amgen Inc.	2.300%	2/25/31	15,257	13,561
	Amgen Inc.	2.000%	1/15/32	10,165	8,676
	Amgen Inc.	3.350%	2/22/32	7,059	6,535
	Amgen Inc.	4.200%	3/1/33	4,972	4,779
	Amgen Inc.	5.250%	3/2/33	35,600	36,461
	AstraZeneca Finance LLC	4.900%	2/26/31	16,495	16,945
	AstraZeneca Finance LLC	2.250%	5/28/31	766	686
	AstraZeneca Finance LLC	4.875%	3/3/33	5,005	5,091
	AstraZeneca Finance LLC	5.000%	2/26/34	12,125	12,362
	AstraZeneca plc	1.375%	8/6/30	10,978	9,528
	Banner Health	1.897%	1/1/31	3,090	2,704
	Baxter International Inc.	1.730%	4/1/31	9,040	7,717
	Baxter International Inc.	2.539%	2/1/32	15,173	13,236
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	1,282	1,127
	Becton Dickinson & Co.	1.957%	2/11/31	1,992	1,729
	Becton Dickinson & Co.	4.298%	8/22/32	8,089	7,831
	Becton Dickinson & Co.	5.110%	2/8/34	5,895	5,905
	Biogen Inc.	5.750%	5/15/35	6,100	6,271
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,605	6,085
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,595
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,639	4,456
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,717	11,870
71

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.750%	2/1/31	9,310	9,918
	Bristol-Myers Squibb Co.	5.100%	2/22/31	10,063	10,415
	Bristol-Myers Squibb Co.	2.950%	3/15/32	13,344	12,099
	Bristol-Myers Squibb Co.	5.900%	11/15/33	6,882	7,394
	Bristol-Myers Squibb Co.	5.200%	2/22/34	22,945	23,493
	Cardinal Health Inc.	5.450%	2/15/34	4,435	4,561
	Cardinal Health Inc.	5.350%	11/15/34	8,640	8,805
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,645	2,310
	Cencora Inc.	2.700%	3/15/31	12,256	11,070
	Cencora Inc.	5.125%	2/15/34	3,115	3,140
	Cencora Inc.	5.150%	2/15/35	6,845	6,905
	Centene Corp.	3.000%	10/15/30	21,989	19,650
	Centene Corp.	2.500%	3/1/31	16,238	13,992
	Centene Corp.	2.625%	8/1/31	10,406	8,922
	Cigna Group	2.375%	3/15/31	16,202	14,403
	Cigna Group	5.125%	5/15/31	2,305	2,371
	Cigna Group	5.400%	3/15/33	9,090	9,392
	Cigna Group	5.250%	2/15/34	9,580	9,728
	CommonSpirit Health	2.782%	10/1/30	4,278	3,921
	CommonSpirit Health	5.205%	12/1/31	9,480	9,727
	CommonSpirit Health	5.318%	12/1/34	6,125	6,154
	CVS Health Corp.	1.750%	8/21/30	14,320	12,373
	CVS Health Corp.	5.250%	1/30/31	8,045	8,223
	CVS Health Corp.	1.875%	2/28/31	19,158	16,407
	CVS Health Corp.	5.550%	6/1/31	3,725	3,871
	CVS Health Corp.	2.125%	9/15/31	7,620	6,517
	CVS Health Corp.	5.250%	2/21/33	12,473	12,556
	CVS Health Corp.	5.300%	6/1/33	13,063	13,159
	CVS Health Corp.	5.700%	6/1/34	6,075	6,254
	Elevance Health Inc.	2.550%	3/15/31	10,004	8,983
	Elevance Health Inc.	4.950%	11/1/31	9,700	9,840
	Elevance Health Inc.	5.500%	10/15/32	7,020	7,321
	Elevance Health Inc.	4.750%	2/15/33	8,653	8,594
	Elevance Health Inc.	5.375%	6/15/34	8,115	8,294
	Elevance Health Inc.	5.950%	12/15/34	1,420	1,502
	Elevance Health Inc.	5.200%	2/15/35	10,263	10,365
	Eli Lilly & Co.	4.900%	2/12/32	8,745	8,981
	Eli Lilly & Co.	4.700%	2/27/33	3,695	3,728
	Eli Lilly & Co.	4.700%	2/9/34	13,765	13,756
	Eli Lilly & Co.	4.600%	8/14/34	7,824	7,754
	Eli Lilly & Co.	5.100%	2/12/35	12,750	13,050
	GE HealthCare Technologies Inc.	4.800%	1/15/31	2,125	2,142
	GE HealthCare Technologies Inc.	5.905%	11/22/32	16,000	17,016
	GE HealthCare Technologies Inc.	5.500%	6/15/35	4,346	4,450
	Gilead Sciences Inc.	5.250%	10/15/33	10,481	10,833
	Gilead Sciences Inc.	5.100%	6/15/35	8,850	8,956
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,655	2,776
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	8,442	8,433
	HCA Inc.	3.500%	9/1/30	25,300	23,922
	HCA Inc.	5.450%	4/1/31	14,645	15,098
	HCA Inc.	2.375%	7/15/31	8,437	7,349
	HCA Inc.	5.500%	3/1/32	6,685	6,899
	HCA Inc.	3.625%	3/15/32	18,260	16,829
	HCA Inc.	5.500%	6/1/33	7,214	7,390
	HCA Inc.	5.600%	4/1/34	11,836	12,122
	HCA Inc.	5.450%	9/15/34	12,801	12,898
	HCA Inc.	5.750%	3/1/35	17,200	17,684
	Humana Inc.	5.375%	4/15/31	11,518	11,777
	Humana Inc.	2.150%	2/3/32	12,643	10,599
	Humana Inc.	5.875%	3/1/33	5,880	6,087
	Humana Inc.	5.950%	3/15/34	7,625	7,918
	Humana Inc.	5.550%	5/1/35	6,125	6,156
	Icon Investments Six DAC	6.000%	5/8/34	3,885	3,962
	Illumina Inc.	2.550%	3/23/31	6,395	5,624
	Johnson & Johnson	1.300%	9/1/30	17,545	15,275
72

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.900%	6/1/31	12,500	12,935
	Johnson & Johnson	4.850%	3/1/32	11,782	12,110
	Johnson & Johnson	4.375%	12/5/33	1,220	1,222
	Johnson & Johnson	4.950%	6/1/34	75	78
	Johnson & Johnson	5.000%	3/1/35	16,251	16,671
	Laboratory Corp. of America Holdings	2.700%	6/1/31	2,385	2,146
	Laboratory Corp. of America Holdings	4.550%	4/1/32	5,150	5,073
	Laboratory Corp. of America Holdings	4.800%	10/1/34	7,485	7,330
	McKesson Corp.	4.950%	5/30/32	5,850	5,927
	McKesson Corp.	5.100%	7/15/33	3,972	4,066
	McKesson Corp.	5.250%	5/30/35	6,250	6,355
	Medtronic Global Holdings SCA	4.500%	3/30/33	9,424	9,316
	Medtronic Inc.	4.375%	3/15/35	13,260	12,827
	Merck & Co. Inc.	2.150%	12/10/31	27,380	23,899
	Merck & Co. Inc.	4.500%	5/17/33	11,540	11,499
	Novartis Capital Corp.	2.200%	8/14/30	12,784	11,642
	Novartis Capital Corp.	4.000%	9/18/31	8,710	8,580
	Novartis Capital Corp.	4.200%	9/18/34	10,090	9,722
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,165	2,592
	OhioHealth Corp.	2.297%	11/15/31	2,795	2,471
	Orlando Health Obligated Group	5.475%	10/1/35	2,500	2,561
	Pfizer Inc.	1.700%	5/28/30	9,240	8,182
	Pfizer Inc.	1.750%	8/18/31	10,624	9,199
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	41,956	41,882
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,740	1,455
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	3,300	3,356
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,900	4,953
	Quest Diagnostics Inc.	2.800%	6/30/31	3,498	3,174
	Quest Diagnostics Inc.	6.400%	11/30/33	4,988	5,468
	Quest Diagnostics Inc.	5.000%	12/15/34	7,228	7,194
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,359	8,998
	Revvity Inc.	2.550%	3/15/31	4,132	3,631
	Revvity Inc.	2.250%	9/15/31	5,626	4,816
	Royalty Pharma plc	2.200%	9/2/30	8,521	7,549
	Royalty Pharma plc	2.150%	9/2/31	5,807	4,989
	Royalty Pharma plc	5.400%	9/2/34	1,275	1,292
	Smith & Nephew plc	2.032%	10/14/30	4,042	3,542
	Smith & Nephew plc	5.400%	3/20/34	6,105	6,197
	Solventum Corp.	5.450%	3/13/31	7,415	7,697
	Solventum Corp.	5.600%	3/23/34	12,360	12,718
[3]	Stanford Health Care	3.310%	8/15/30	2,787	2,659
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,819	5,227
	Stryker Corp.	4.625%	9/11/34	4,996	4,915
	Stryker Corp.	5.200%	2/10/35	9,335	9,505
[3]	Sutter Health	2.294%	8/15/30	6,125	5,532
[3]	Sutter Health	5.537%	8/15/35	5,525	5,714
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	9,190	9,336
[5]	Takeda US Financing Inc.	5.200%	7/7/35	9,400	9,401
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	11,265	9,823
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,529	6,672
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	12,295	12,568
	UnitedHealth Group Inc.	4.650%	1/15/31	6,275	6,307
	UnitedHealth Group Inc.	4.900%	4/15/31	10,595	10,764
	UnitedHealth Group Inc.	2.300%	5/15/31	17,538	15,482
	UnitedHealth Group Inc.	4.950%	1/15/32	11,075	11,213
	UnitedHealth Group Inc.	4.200%	5/15/32	11,124	10,764
	UnitedHealth Group Inc.	5.350%	2/15/33	13,693	14,094
	UnitedHealth Group Inc.	4.500%	4/15/33	15,125	14,738
	UnitedHealth Group Inc.	5.000%	4/15/34	8,363	8,354
	UnitedHealth Group Inc.	5.150%	7/15/34	17,120	17,280
	UnitedHealth Group Inc.	5.300%	6/15/35	8,384	8,544
	Universal Health Services Inc.	2.650%	10/15/30	8,510	7,584
	Universal Health Services Inc.	5.050%	10/15/34	4,275	4,084
	UPMC	5.035%	5/15/33	4,300	4,313
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	11,587	10,245
73

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	7,386	7,406
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	2,785	2,854
	Zoetis Inc.	5.600%	11/16/32	7,121	7,520
					1,472,563
Industrials (2.1%)
	3M Co.	5.150%	3/15/35	4,866	4,905
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,553	4,859
	AGCO Corp.	5.800%	3/21/34	6,020	6,110
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,631	4,775
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,550	3,646
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,806	5,157
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,021	2,774
	Amphenol Corp.	2.200%	9/15/31	7,025	6,155
	Amphenol Corp.	5.250%	4/5/34	5,150	5,299
	Amphenol Corp.	5.000%	1/15/35	9,725	9,826
	Boeing Co.	3.625%	2/1/31	15,861	14,943
	Boeing Co.	6.388%	5/1/31	8,840	9,508
	Boeing Co.	6.125%	2/15/33	5,000	5,280
	Boeing Co.	3.600%	5/1/34	7,605	6,704
	Boeing Co.	6.528%	5/1/34	22,547	24,519
	Boeing Co.	3.250%	2/1/35	6,850	5,767
	Canadian National Railway Co.	3.850%	8/5/32	4,825	4,589
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,620	14,582
	Canadian Pacific Railway Co.	5.200%	3/30/35	6,658	6,748
	Carrier Global Corp.	2.700%	2/15/31	4,989	4,539
	Carrier Global Corp.	5.900%	3/15/34	6,954	7,404
	Caterpillar Inc.	5.200%	5/15/35	2,625	2,675
	CSX Corp.	4.100%	11/15/32	18,532	17,961
	CSX Corp.	5.050%	6/15/35	7,500	7,538
	Cummins Inc.	1.500%	9/1/30	3,893	3,395
	Cummins Inc.	4.700%	2/15/31	9,230	9,303
	Cummins Inc.	5.150%	2/20/34	5,830	5,949
	Cummins Inc.	5.300%	5/9/35	9,250	9,393
	Deere & Co.	5.450%	1/16/35	8,931	9,301
	Eaton Corp.	4.000%	11/2/32	6,100	5,895
	Eaton Corp.	4.150%	3/15/33	10,703	10,396
	Embraer Netherlands Finance BV	5.980%	2/11/35	5,200	5,363
	Emerson Electric Co.	1.950%	10/15/30	5,579	4,977
	Emerson Electric Co.	2.200%	12/21/31	9,035	7,950
	Emerson Electric Co.	5.000%	3/15/35	2,011	2,041
[4]	FedEx Corp.	4.250%	5/15/30	7,199	7,060
[4]	FedEx Corp.	2.400%	5/15/31	8,791	7,725
[4]	FedEx Corp.	4.900%	1/15/34	2,565	2,496
	Flowserve Corp.	3.500%	10/1/30	4,500	4,216
	Flowserve Corp.	2.800%	1/15/32	2,125	1,849
	GE Capital Funding LLC	4.550%	5/15/32	5,749	5,711
	General Dynamics Corp.	2.250%	6/1/31	2,494	2,227
[3]	General Electric Co.	6.750%	3/15/32	3,349	3,792
	HEICO Corp.	5.350%	8/1/33	5,035	5,153
	Hexcel Corp.	5.875%	2/26/35	878	893
	Honeywell International Inc.	1.750%	9/1/31	6,915	5,902
	Honeywell International Inc.	4.950%	9/1/31	5,762	5,916
	Honeywell International Inc.	4.750%	2/1/32	7,515	7,578
	Honeywell International Inc.	5.000%	2/15/33	13,160	13,369
	Honeywell International Inc.	4.500%	1/15/34	5,165	5,059
	Honeywell International Inc.	5.000%	3/1/35	13,180	13,259
	Howmet Aerospace Inc.	4.850%	10/15/31	3,597	3,649
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	9,450	9,747
	IDEX Corp.	2.625%	6/15/31	1,245	1,111
	Ingersoll Rand Inc.	5.314%	6/15/31	4,025	4,169
	Ingersoll Rand Inc.	5.700%	8/14/33	9,115	9,543
	Ingersoll Rand Inc.	5.450%	6/15/34	6,510	6,689
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,705	2,814
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,578	1,478
74

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3,381	2,959
	John Deere Capital Corp.	1.450%	1/15/31	5,311	4,583
[3]	John Deere Capital Corp.	4.900%	3/7/31	10,510	10,768
	John Deere Capital Corp.	4.400%	9/8/31	9,920	9,901
[3]	John Deere Capital Corp.	3.900%	6/7/32	9,254	8,908
[3]	John Deere Capital Corp.	4.350%	9/15/32	5,386	5,324
[3]	John Deere Capital Corp.	5.150%	9/8/33	13,904	14,373
[3]	John Deere Capital Corp.	5.100%	4/11/34	8,125	8,301
[3]	John Deere Capital Corp.	5.050%	6/12/34	7,774	7,905
	Johnson Controls International plc	1.750%	9/15/30	5,190	4,553
	Johnson Controls International plc	2.000%	9/16/31	4,079	3,499
	Johnson Controls International plc	4.900%	12/1/32	6,430	6,459
	Kennametal Inc.	2.800%	3/1/31	1,571	1,409
	Keysight Technologies Inc.	4.950%	10/15/34	3,930	3,879
	L3Harris Technologies Inc.	1.800%	1/15/31	9,619	8,323
	L3Harris Technologies Inc.	5.250%	6/1/31	9,600	9,910
	L3Harris Technologies Inc.	5.400%	7/31/33	13,941	14,334
	L3Harris Technologies Inc.	5.350%	6/1/34	4,085	4,174
	LKQ Corp.	6.250%	6/15/33	3,135	3,308
	Lockheed Martin Corp.	4.700%	12/15/31	3,350	3,392
	Lockheed Martin Corp.	3.900%	6/15/32	7,514	7,233
	Lockheed Martin Corp.	5.250%	1/15/33	6,201	6,437
	Lockheed Martin Corp.	4.750%	2/15/34	8,360	8,331
	Lockheed Martin Corp.	4.800%	8/15/34	5,425	5,408
	Norfolk Southern Corp.	5.050%	8/1/30	10,662	11,008
	Norfolk Southern Corp.	2.300%	5/15/31	4,579	4,065
	Norfolk Southern Corp.	3.000%	3/15/32	15,151	13,731
	Norfolk Southern Corp.	4.450%	3/1/33	6,423	6,284
	Norfolk Southern Corp.	5.550%	3/15/34	16,199	16,937
	Norfolk Southern Corp.	5.100%	5/1/35	2,125	2,135
	Northrop Grumman Corp.	4.650%	7/15/30	2,450	2,472
	Northrop Grumman Corp.	4.700%	3/15/33	8,645	8,606
	Northrop Grumman Corp.	4.900%	6/1/34	7,270	7,250
	nVent Finance Sarl	2.750%	11/15/31	2,045	1,775
	nVent Finance Sarl	5.650%	5/15/33	5,665	5,768
	Otis Worldwide Corp.	5.125%	11/19/31	4,995	5,144
[3]	PACCAR Financial Corp.	5.000%	3/22/34	3,270	3,325
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,335	4,132
	Pentair Finance Sarl	5.900%	7/15/32	3,310	3,458
	Regal Rexnord Corp.	6.400%	4/15/33	9,480	10,015
	Republic Services Inc.	4.750%	7/15/30	958	976
	Republic Services Inc.	1.450%	2/15/31	5,945	5,072
	Republic Services Inc.	1.750%	2/15/32	1,675	1,410
	Republic Services Inc.	2.375%	3/15/33	3,742	3,197
	Republic Services Inc.	5.000%	12/15/33	2,950	3,009
	Republic Services Inc.	5.000%	4/1/34	7,065	7,169
	Republic Services Inc.	5.150%	3/15/35	17,299	17,628
	Rockwell Automation Inc.	1.750%	8/15/31	2,920	2,509
	RTX Corp.	2.250%	7/1/30	6,665	6,026
	RTX Corp.	6.000%	3/15/31	11,442	12,291
	RTX Corp.	2.375%	3/15/32	15,617	13,592
	RTX Corp.	5.150%	2/27/33	9,532	9,739
	RTX Corp.	6.100%	3/15/34	14,340	15,497
	RTX Corp.	5.400%	5/1/35	1,078	1,109
[3]	Ryder System Inc.	4.850%	6/15/30	2,450	2,473
	Ryder System Inc.	6.600%	12/1/33	5,776	6,350
	Teledyne Technologies Inc.	2.750%	4/1/31	8,555	7,763
	Textron Inc.	6.100%	11/15/33	4,525	4,823
	Textron Inc.	5.500%	5/15/35	3,785	3,841
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,105	3,201
	Trane Technologies Financing Ltd.	5.100%	6/13/34	4,270	4,332
	Trimble Inc.	6.100%	3/15/33	6,696	7,112
	Triton Container International Ltd.	3.250%	3/15/32	5,155	4,473
	Tyco Electronics Group SA	2.500%	2/4/32	5,920	5,222
	Union Pacific Corp.	2.375%	5/20/31	4,630	4,165
75

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.800%	2/14/32	8,591	7,750
	Union Pacific Corp.	4.500%	1/20/33	4,999	4,968
	Union Pacific Corp.	5.100%	2/20/35	4,890	4,970
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,007	7,147
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	2,400	2,144
	United Parcel Service Inc.	4.650%	10/15/30	2,550	2,585
	United Parcel Service Inc.	4.875%	3/3/33	9,007	9,154
	United Parcel Service Inc.	5.250%	5/14/35	2,420	2,472
	Veralto Corp.	5.450%	9/18/33	7,150	7,373
	Vontier Corp.	2.950%	4/1/31	5,407	4,839
	Waste Connections Inc.	2.200%	1/15/32	8,015	6,916
	Waste Connections Inc.	3.200%	6/1/32	4,233	3,865
	Waste Connections Inc.	4.200%	1/15/33	7,649	7,396
	Waste Connections Inc.	5.000%	3/1/34	3,200	3,231
	Waste Management Inc.	1.500%	3/15/31	9,990	8,547
	Waste Management Inc.	4.950%	7/3/31	5,185	5,324
	Waste Management Inc.	4.800%	3/15/32	6,005	6,102
	Waste Management Inc.	4.150%	4/15/32	8,312	8,138
	Waste Management Inc.	4.625%	2/15/33	4,270	4,277
	Waste Management Inc.	4.875%	2/15/34	10,290	10,435
	Waste Management Inc.	4.950%	3/15/35	12,825	12,880
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	3,130	3,240
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	7,800	7,915
	WW Grainger Inc.	4.450%	9/15/34	4,385	4,281
	Xylem Inc.	2.250%	1/30/31	4,872	4,321
					964,656
Materials (1.1%)
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,610	5,655
	Air Products and Chemicals Inc.	4.850%	2/8/34	12,934	12,965
	Albemarle Corp.	5.050%	6/1/32	4,828	4,646
	Amcor Finance USA Inc.	5.625%	5/26/33	5,379	5,575
	Amcor Flexibles North America Inc.	2.690%	5/25/31	7,104	6,361
[4]	Amcor Flexibles North America Inc.	5.500%	3/17/35	9,138	9,274
[4]	Amrize Finance US LLC	5.400%	4/7/35	2,787	2,828
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,750	6,328
	AptarGroup Inc.	3.600%	3/15/32	1,330	1,226
	ArcelorMittal SA	6.800%	11/29/32	10,466	11,504
	ArcelorMittal SA	6.000%	6/17/34	3,545	3,718
	Berry Global Inc.	5.800%	6/15/31	9,948	10,461
	Berry Global Inc.	5.650%	1/15/34	7,934	8,205
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,560	7,840
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	3,077	3,151
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,895	5,914
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	12,544	12,842
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	5,072	5,177
	Cabot Corp.	5.000%	6/30/32	3,525	3,523
	Carlisle Cos. Inc.	2.200%	3/1/32	4,635	3,922
	CF Industries Inc.	5.150%	3/15/34	6,825	6,798
	CRH America Finance Inc.	5.400%	5/21/34	5,780	5,926
	CRH America Finance Inc.	5.500%	1/9/35	10,990	11,268
	Dow Chemical Co.	2.100%	11/15/30	4,510	3,976
	Dow Chemical Co.	6.300%	3/15/33	4,391	4,725
	Dow Chemical Co.	5.350%	3/15/35	5,116	5,089
	Eagle Materials Inc.	2.500%	7/1/31	7,385	6,553
	Eastman Chemical Co.	5.750%	3/8/33	9,417	9,803
	Eastman Chemical Co.	5.625%	2/20/34	10,694	10,896
	Ecolab Inc.	1.300%	1/30/31	3,775	3,208
	Ecolab Inc.	2.125%	2/1/32	6,095	5,258
	EIDP Inc.	2.300%	7/15/30	5,025	4,578
	EIDP Inc.	5.125%	5/15/32	1,550	1,579
	EIDP Inc.	4.800%	5/15/33	5,025	4,997
	FMC Corp.	5.650%	5/18/33	3,785	3,743
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	5,091
	Freeport-McMoRan Inc.	5.400%	11/14/34	6,380	6,483
76

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gerdau Trade Inc.	5.750%	6/9/35	5,425	5,428
	Huntsman International LLC	2.950%	6/15/31	5,180	4,354
	Huntsman International LLC	5.700%	10/15/34	3,360	3,120
	Kinross Gold Corp.	6.250%	7/15/33	3,925	4,220
	Linde Inc.	1.100%	8/10/30	8,550	7,353
	Lubrizol Corp.	6.500%	10/1/34	3,050	3,444
	LYB International Finance III LLC	2.250%	10/1/30	4,780	4,234
	LYB International Finance III LLC	5.625%	5/15/33	2,677	2,741
	LYB International Finance III LLC	5.500%	3/1/34	7,240	7,231
	LYB International Finance III LLC	6.150%	5/15/35	1,345	1,396
	Martin Marietta Materials Inc.	2.400%	7/15/31	7,559	6,664
	Martin Marietta Materials Inc.	5.150%	12/1/34	6,350	6,378
	Mosaic Co.	5.450%	11/15/33	4,260	4,356
	NewMarket Corp.	2.700%	3/18/31	3,515	3,145
	Newmont Corp.	2.250%	10/1/30	12,843	11,595
	Newmont Corp.	2.600%	7/15/32	9,158	8,127
	Newmont Corp.	5.350%	3/15/34	23,450	24,069
[3]	Newmont Corp.	5.875%	4/1/35	1,667	1,780
	Nucor Corp.	3.125%	4/1/32	2,190	1,994
	Nucor Corp.	5.100%	6/1/35	6,058	6,078
	Nutrien Ltd.	5.250%	3/12/32	8,707	8,869
	Nutrien Ltd.	5.400%	6/21/34	5,084	5,161
	Packaging Corp. of America	5.700%	12/1/33	3,652	3,813
	Reliance Inc.	2.150%	8/15/30	5,415	4,799
	Rio Tinto Alcan Inc.	6.125%	12/15/33	11,036	11,965
	Rio Tinto Finance USA plc	5.000%	3/14/32	4,512	4,589
	Rio Tinto Finance USA plc	5.250%	3/14/35	15,687	15,956
	RPM International Inc.	2.950%	1/15/32	2,803	2,472
	Sherwin-Williams Co.	4.800%	9/1/31	3,020	3,054
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	10,762	10,956
	Smurfit Westrock Financing DAC	5.418%	1/15/35	7,810	7,908
	Sonoco Products Co.	2.850%	2/1/32	4,300	3,781
	Sonoco Products Co.	5.000%	9/1/34	5,865	5,708
	Steel Dynamics Inc.	3.250%	1/15/31	6,719	6,264
	Steel Dynamics Inc.	5.375%	8/15/34	3,790	3,845
	Steel Dynamics Inc.	5.250%	5/15/35	6,025	6,029
	Suzano Austria GmbH	3.750%	1/15/31	10,339	9,672
[3]	Suzano Austria GmbH	3.125%	1/15/32	8,405	7,411
	Vale Overseas Ltd.	3.750%	7/8/30	12,863	12,144
	Vale Overseas Ltd.	6.125%	6/12/33	12,215	12,801
	Vale Overseas Ltd.	8.250%	1/17/34	2,772	3,321
	Vulcan Materials Co.	5.350%	12/1/34	6,280	6,390
	WRKCo Inc.	4.200%	6/1/32	3,200	3,075
	WRKCo Inc.	3.000%	6/15/33	7,245	6,335
	Yamana Gold Inc.	2.630%	8/15/31	3,719	3,282
					518,393
Real Estate (2.2%)
	Agree LP	4.800%	10/1/32	3,970	3,929
	Agree LP	5.625%	6/15/34	1,337	1,370
	Agree LP	5.600%	6/15/35	5,575	5,675
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	3,007	3,006
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	10,533	10,619
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	3,103	2,868
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	11,249	9,337
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,585	6,071
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	5,951	5,021
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	3,023	3,055
	American Assets Trust LP	3.375%	2/1/31	6,372	5,710
	American Assets Trust LP	6.150%	10/1/34	4,405	4,405
	American Homes 4 Rent LP	2.375%	7/15/31	3,720	3,238
	American Homes 4 Rent LP	3.625%	4/15/32	5,390	4,975
	American Homes 4 Rent LP	5.500%	2/1/34	5,580	5,675
	American Homes 4 Rent LP	5.500%	7/15/34	3,867	3,916
	American Homes 4 Rent LP	5.250%	3/15/35	5,225	5,189
77

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	1.875%	10/15/30	7,251	6,306
	American Tower Corp.	2.700%	4/15/31	8,583	7,698
	American Tower Corp.	2.300%	9/15/31	9,823	8,526
	American Tower Corp.	4.050%	3/15/32	6,935	6,623
	American Tower Corp.	5.650%	3/15/33	7,958	8,285
	American Tower Corp.	5.550%	7/15/33	7,919	8,170
	American Tower Corp.	5.400%	1/31/35	12,915	13,189
	American Tower Corp.	5.350%	3/15/35	2,525	2,574
	Americold Realty Operating Partnership LP	5.600%	5/15/32	2,770	2,783
	Americold Realty Operating Partnership LP	5.409%	9/12/34	5,005	4,901
	AvalonBay Communities Inc.	2.050%	1/15/32	7,541	6,497
	AvalonBay Communities Inc.	5.000%	2/15/33	5,912	5,995
	AvalonBay Communities Inc.	5.300%	12/7/33	3,578	3,684
[5]	AvalonBay Communities Inc.	5.000%	8/1/35	3,550	3,531
	Boston Properties LP	3.250%	1/30/31	10,615	9,727
	Boston Properties LP	2.550%	4/1/32	5,082	4,287
	Boston Properties LP	2.450%	10/1/33	10,856	8,680
	Boston Properties LP	6.500%	1/15/34	2,053	2,199
	Boston Properties LP	5.750%	1/15/35	7,530	7,575
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,993
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,672	5,816
	Brixmor Operating Partnership LP	5.200%	4/1/32	1,980	2,000
	Brixmor Operating Partnership LP	5.500%	2/15/34	2,275	2,299
	Brixmor Operating Partnership LP	5.750%	2/15/35	3,341	3,431
	Broadstone Net Lease LLC	2.600%	9/15/31	3,208	2,729
	CBRE Services Inc.	2.500%	4/1/31	4,730	4,182
	CBRE Services Inc.	5.950%	8/15/34	8,000	8,426
	CBRE Services Inc.	5.500%	6/15/35	2,575	2,593
	COPT Defense Properties LP	2.750%	4/15/31	5,171	4,575
	COPT Defense Properties LP	2.900%	12/1/33	4,216	3,479
	Cousins Properties LP	5.375%	2/15/32	5,300	5,355
	Cousins Properties LP	5.875%	10/1/34	3,485	3,586
	Crown Castle Inc.	3.300%	7/1/30	7,869	7,364
	Crown Castle Inc.	2.250%	1/15/31	12,996	11,306
	Crown Castle Inc.	2.100%	4/1/31	8,116	6,964
	Crown Castle Inc.	2.500%	7/15/31	6,935	6,051
	Crown Castle Inc.	5.100%	5/1/33	1,526	1,520
	Crown Castle Inc.	5.800%	3/1/34	9,180	9,510
	Crown Castle Inc.	5.200%	9/1/34	4,132	4,092
	CubeSmart LP	2.000%	2/15/31	1,955	1,695
	CubeSmart LP	2.500%	2/15/32	5,923	5,094
	DOC DR LLC	2.625%	11/1/31	3,581	3,152
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	6,840	7,006
	Equinix Inc.	2.150%	7/15/30	6,627	5,896
	Equinix Inc.	2.500%	5/15/31	10,939	9,694
	Equinix Inc.	3.900%	4/15/32	7,665	7,255
	ERP Operating LP	1.850%	8/1/31	6,720	5,804
	ERP Operating LP	4.950%	6/15/32	6,260	6,327
	ERP Operating LP	4.650%	9/15/34	6,070	5,890
	Essential Properties LP	2.950%	7/15/31	4,880	4,339
	Essex Portfolio LP	1.650%	1/15/31	1,540	1,306
	Essex Portfolio LP	2.550%	6/15/31	4	4
	Essex Portfolio LP	2.650%	3/15/32	7,780	6,796
	Essex Portfolio LP	5.500%	4/1/34	4,610	4,717
	Essex Portfolio LP	5.375%	4/1/35	6,490	6,587
	Extra Space Storage LP	2.200%	10/15/30	4,380	3,869
	Extra Space Storage LP	5.900%	1/15/31	6,659	7,038
	Extra Space Storage LP	2.550%	6/1/31	5,062	4,472
	Extra Space Storage LP	2.400%	10/15/31	5,950	5,171
	Extra Space Storage LP	2.350%	3/15/32	8,136	6,907
	Extra Space Storage LP	5.400%	2/1/34	5,635	5,718
	Extra Space Storage LP	5.350%	1/15/35	3,405	3,429
	Extra Space Storage LP	5.400%	6/15/35	4,100	4,122
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,384
	GLP Capital LP	4.000%	1/15/31	6,278	5,921
78

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	3.250%	1/15/32	6,775	5,976
	GLP Capital LP	6.750%	12/1/33	3,480	3,721
	GLP Capital LP	5.625%	9/15/34	7,120	7,101
	Healthcare Realty Holdings LP	2.000%	3/15/31	7,157	6,132
	Healthpeak OP LLC	2.875%	1/15/31	4,375	3,990
	Healthpeak OP LLC	5.250%	12/15/32	6,020	6,120
	Healthpeak OP LLC	5.375%	2/15/35	3,395	3,430
	Highwoods Realty LP	2.600%	2/1/31	4,227	3,652
	Highwoods Realty LP	7.650%	2/1/34	3,911	4,422
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	8,604	7,998
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	2,724	2,388
	Host Hotels & Resorts LP	5.700%	7/1/34	5,960	5,992
	Host Hotels & Resorts LP	5.500%	4/15/35	3,409	3,375
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,576	2,664
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,670	8,213
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,844	3,644
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	3,011	3,062
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,498	2,064
	Kilroy Realty LP	2.500%	11/15/32	4,825	3,881
	Kilroy Realty LP	2.650%	11/15/33	3,280	2,578
	Kimco Realty OP LLC	2.700%	10/1/30	5,134	4,714
	Kimco Realty OP LLC	2.250%	12/1/31	1,685	1,460
	Kimco Realty OP LLC	3.200%	4/1/32	9,129	8,318
	Kimco Realty OP LLC	4.600%	2/1/33	5,552	5,469
	Kimco Realty OP LLC	6.400%	3/1/34	3,993	4,344
	Kimco Realty OP LLC	4.850%	3/1/35	4,340	4,248
	Kite Realty Group LP	4.950%	12/15/31	4,165	4,178
	Kite Realty Group LP	5.200%	8/15/32	1,925	1,941
	Kite Realty Group LP	5.500%	3/1/34	3,794	3,867
	Kite Realty Group Trust	4.750%	9/15/30	3,018	3,009
[5]	Ladder Capital Finance Holdings LLLP	5.500%	8/1/30	1,925	1,938
	LXP Industrial Trust	2.700%	9/15/30	3,440	3,077
	LXP Industrial Trust	2.375%	10/1/31	3,763	3,185
	Mid-America Apartments LP	1.700%	2/15/31	90	77
	Mid-America Apartments LP	5.300%	2/15/32	3,870	3,999
	Mid-America Apartments LP	5.000%	3/15/34	3,135	3,157
	Mid-America Apartments LP	4.950%	3/1/35	1,930	1,916
	National Health Investors Inc.	3.000%	2/1/31	7,326	6,504
[5]	NNN REIT Inc.	4.600%	2/15/31	3,850	3,830
	NNN REIT Inc.	5.600%	10/15/33	6,155	6,361
	NNN REIT Inc.	5.500%	6/15/34	4,200	4,303
	Omega Healthcare Investors Inc.	5.200%	7/1/30	4,200	4,225
	Omega Healthcare Investors Inc.	3.375%	2/1/31	3,096	2,831
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,592	6,548
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/32	4,000	4,036
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/35	2,769	2,682
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,675	2,398
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,566	2,139
	Prologis LP	1.750%	7/1/30	3,117	2,739
	Prologis LP	1.250%	10/15/30	6,921	5,917
	Prologis LP	2.250%	1/15/32	2,649	2,296
	Prologis LP	4.625%	1/15/33	7,270	7,231
	Prologis LP	4.750%	6/15/33	7,460	7,429
	Prologis LP	5.125%	1/15/34	8,452	8,559
	Prologis LP	5.000%	3/15/34	7,606	7,623
	Prologis LP	5.000%	1/31/35	3,336	3,333
	Prologis LP	5.250%	5/15/35	10,480	10,617
	Public Storage Operating Co.	4.375%	7/1/30	4,200	4,188
	Public Storage Operating Co.	2.300%	5/1/31	935	830
	Public Storage Operating Co.	2.250%	11/9/31	12,351	10,786
	Public Storage Operating Co.	5.100%	8/1/33	6,347	6,513
	Public Storage Operating Co.	5.000%	7/1/35	4,200	4,184
	Rayonier LP	2.750%	5/17/31	4,195	3,711
	Realty Income Corp.	3.250%	1/15/31	11,863	11,109
	Realty Income Corp.	3.200%	2/15/31	8,704	8,086
79

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	5.625%	10/13/32	9,760	10,209
	Realty Income Corp.	2.850%	12/15/32	6,599	5,778
	Realty Income Corp.	4.900%	7/15/33	6,408	6,387
	Realty Income Corp.	5.125%	2/15/34	7,234	7,318
	Realty Income Corp.	5.125%	4/15/35	5,645	5,653
	Regency Centers LP	5.250%	1/15/34	4,830	4,899
	Regency Centers LP	5.100%	1/15/35	1,520	1,523
	Rexford Industrial Realty LP	2.150%	9/1/31	8,989	7,704
	Sabra Health Care LP	3.200%	12/1/31	5,892	5,258
	Safehold GL Holdings LLC	2.800%	6/15/31	4,721	4,226
	Safehold GL Holdings LLC	5.650%	1/15/35	5,721	5,711
	Simon Property Group LP	2.650%	7/15/30	7,675	7,077
	Simon Property Group LP	2.200%	2/1/31	5,986	5,303
	Simon Property Group LP	2.250%	1/15/32	7,912	6,827
	Simon Property Group LP	5.500%	3/8/33	2,438	2,543
	Simon Property Group LP	6.250%	1/15/34	5,375	5,845
	Simon Property Group LP	4.750%	9/26/34	8,465	8,241
	Store Capital LLC	2.750%	11/18/30	4,258	3,755
	Store Capital LLC	2.700%	12/1/31	3,413	2,895
	Sun Communities Operating LP	2.700%	7/15/31	7,551	6,689
	Sun Communities Operating LP	4.200%	4/15/32	5,432	5,158
	Tanger Properties LP	2.750%	9/1/31	4,301	3,773
	UDR Inc.	3.000%	8/15/31	4,814	4,386
[3]	UDR Inc.	2.100%	8/1/32	2,238	1,853
[3]	UDR Inc.	1.900%	3/15/33	5,185	4,144
[3]	UDR Inc.	2.100%	6/15/33	2,395	1,929
	UDR Inc.	5.125%	9/1/34	3,955	3,916
	Ventas Realty LP	4.750%	11/15/30	6,697	6,725
	Ventas Realty LP	2.500%	9/1/31	1,232	1,085
	Ventas Realty LP	5.100%	7/15/32	3,600	3,642
	Ventas Realty LP	5.625%	7/1/34	2,548	2,624
	Ventas Realty LP	5.000%	1/15/35	4,574	4,495
	VICI Properties LP	5.125%	11/15/31	7,380	7,387
	VICI Properties LP	5.125%	5/15/32	15,580	15,526
	VICI Properties LP	5.625%	4/1/35	5,481	5,525
	Welltower OP LLC	4.500%	7/1/30	3,500	3,516
	Welltower OP LLC	2.750%	1/15/31	11,190	10,227
	Welltower OP LLC	2.750%	1/15/32	5,120	4,571
	Welltower OP LLC	3.850%	6/15/32	3,308	3,133
	Welltower OP LLC	5.125%	7/1/35	4,800	4,816
	Weyerhaeuser Co.	3.375%	3/9/33	10,336	9,246
	WP Carey Inc.	2.400%	2/1/31	6,573	5,783
	WP Carey Inc.	2.450%	2/1/32	3,695	3,170
	WP Carey Inc.	2.250%	4/1/33	3,726	3,035
					974,967
Technology (3.2%)
	Accenture Capital Inc.	4.250%	10/4/31	11,305	11,188
	Accenture Capital Inc.	4.500%	10/4/34	15,345	14,928
	Adobe Inc.	5.300%	1/17/35	5,725	5,986
	Advanced Micro Devices Inc.	3.924%	6/1/32	4,400	4,243
	Analog Devices Inc.	2.100%	10/1/31	11,184	9,773
	Apple Inc.	1.650%	5/11/30	19,667	17,516
	Apple Inc.	1.250%	8/20/30	9,326	8,092
	Apple Inc.	1.650%	2/8/31	30,411	26,555
	Apple Inc.	1.700%	8/5/31	6,046	5,256
	Apple Inc.	4.500%	5/12/32	4,700	4,759
	Apple Inc.	3.350%	8/8/32	12,015	11,334
	Apple Inc.	4.750%	5/12/35	8,450	8,517
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,551
	Arrow Electronics Inc.	2.950%	2/15/32	4,565	4,015
	Arrow Electronics Inc.	5.875%	4/10/34	3,925	4,052
	Atlassian Corp.	5.500%	5/15/34	4,275	4,386
	Autodesk Inc.	2.400%	12/15/31	10,615	9,313
	Automatic Data Processing Inc.	1.250%	9/1/30	6,364	5,510
80

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	4.750%	5/8/32	7,025	7,128
	Automatic Data Processing Inc.	4.450%	9/9/34	5,405	5,293
	Avnet Inc.	5.500%	6/1/32	4,026	4,058
	Block Financial LLC	3.875%	8/15/30	8,145	7,744
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,575	5,716
	Broadcom Inc.	4.150%	11/15/30	21,687	21,338
[4]	Broadcom Inc.	2.450%	2/15/31	44,543	39,829
[3]	Broadcom Inc.	4.550%	2/15/32	4,870	4,825
[4]	Broadcom Inc.	4.150%	4/15/32	3,565	3,433
	Broadcom Inc.	5.200%	4/15/32	11,750	12,078
	Broadcom Inc.	4.300%	11/15/32	7,910	7,667
[4]	Broadcom Inc.	2.600%	2/15/33	16,330	13,971
[4]	Broadcom Inc.	3.419%	4/15/33	29,084	26,343
[4]	Broadcom Inc.	3.469%	4/15/34	38,978	34,768
	Broadcom Inc.	4.800%	10/15/34	10,270	10,142
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	9,566	8,526
	Cadence Design Systems Inc.	4.700%	9/10/34	9,068	8,957
	CDW LLC	3.569%	12/1/31	8,654	7,975
	CDW LLC	5.550%	8/22/34	3,427	3,442
	CGI Inc.	2.300%	9/14/31	4,795	4,154
	Cintas Corp. No. 2	4.000%	5/1/32	7,245	6,996
	Cisco Systems Inc.	4.950%	2/26/31	29,777	30,626
	Cisco Systems Inc.	4.950%	2/24/32	8,884	9,103
	Cisco Systems Inc.	5.050%	2/26/34	20,210	20,686
	Cisco Systems Inc.	5.100%	2/24/35	17,065	17,466
	Concentrix Corp.	6.850%	8/2/33	2,380	2,488
	Dell International LLC	4.350%	2/1/30	5,050	5,008
	Dell International LLC	6.200%	7/15/30	7,061	7,551
	Dell International LLC	5.300%	4/1/32	9,987	10,198
	Dell International LLC	5.750%	2/1/33	5,090	5,337
	Dell International LLC	5.400%	4/15/34	2,290	2,332
	Dell International LLC	4.850%	2/1/35	10,500	10,130
	Dell International LLC	5.500%	4/1/35	8,457	8,542
	Equifax Inc.	2.350%	9/15/31	12,648	11,028
	Fidelity National Information Services Inc.	2.250%	3/1/31	9,381	8,238
	Fiserv Inc.	2.650%	6/1/30	8,585	7,868
	Fiserv Inc.	5.350%	3/15/31	150	155
	Fiserv Inc.	5.600%	3/2/33	7,536	7,813
	Fiserv Inc.	5.625%	8/21/33	11,360	11,797
	Fiserv Inc.	5.450%	3/15/34	6,313	6,456
	Fiserv Inc.	5.150%	8/12/34	9,230	9,252
	Flex Ltd.	5.250%	1/15/32	4,860	4,913
	Fortinet Inc.	2.200%	3/15/31	6,915	6,090
	Global Payments Inc.	2.900%	5/15/30	4,459	4,102
	Global Payments Inc.	2.900%	11/15/31	7,451	6,590
	Global Payments Inc.	5.400%	8/15/32	6,808	6,946
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	13,500	13,443
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	17,690	17,164
	HP Inc.	2.650%	6/17/31	11,685	10,322
	HP Inc.	4.200%	4/15/32	5,330	5,093
	HP Inc.	6.100%	4/25/35	9,166	9,487
	Hubbell Inc.	2.300%	3/15/31	2,780	2,464
	IBM International Capital Pte. Ltd.	4.750%	2/5/31	4,650	4,711
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	5,515	5,501
	Intel Corp.	5.125%	2/10/30	2,490	2,545
	Intel Corp.	5.000%	2/21/31	3,645	3,702
	Intel Corp.	2.000%	8/12/31	11,433	9,823
	Intel Corp.	4.150%	8/5/32	12,470	11,825
	Intel Corp.	4.000%	12/15/32	1,740	1,630
	Intel Corp.	5.200%	2/10/33	26,780	27,006
	International Business Machines Corp.	1.950%	5/15/30	5,980	5,334
	International Business Machines Corp.	2.720%	2/9/32	1,040	926
[3]	International Business Machines Corp.	5.000%	2/10/32	10,659	10,875
	International Business Machines Corp.	4.400%	7/27/32	5,601	5,521
	International Business Machines Corp.	5.875%	11/29/32	5,415	5,839
81

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.750%	2/6/33	6,335	6,361
[3]	International Business Machines Corp.	5.200%	2/10/35	5,480	5,559
	Intuit Inc.	1.650%	7/15/30	4,875	4,306
	Intuit Inc.	5.200%	9/15/33	10,505	10,872
	Jabil Inc.	3.000%	1/15/31	6,783	6,186
	Juniper Networks Inc.	2.000%	12/10/30	3,622	3,150
	KLA Corp.	4.650%	7/15/32	8,310	8,358
	KLA Corp.	4.700%	2/1/34	5,100	5,077
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,861	6,194
	Kyndryl Holdings Inc.	6.350%	2/20/34	4,958	5,297
	Lam Research Corp.	1.900%	6/15/30	7,775	6,939
	Leidos Inc.	4.375%	5/15/30	3,959	3,904
	Leidos Inc.	2.300%	2/15/31	10,260	8,982
	Leidos Inc.	5.400%	3/15/32	2,485	2,543
	Leidos Inc.	5.750%	3/15/33	6,502	6,783
	Leidos Inc.	5.500%	3/15/35	4,755	4,827
	Marvell Technology Inc.	4.750%	7/15/30	2,500	2,511
	Marvell Technology Inc.	2.950%	4/15/31	3,638	3,310
	Marvell Technology Inc.	5.950%	9/15/33	3,810	4,022
	Marvell Technology Inc.	5.450%	7/15/35	2,975	2,996
	Micron Technology Inc.	5.300%	1/15/31	3,564	3,648
	Micron Technology Inc.	2.703%	4/15/32	8,500	7,390
	Micron Technology Inc.	5.875%	2/9/33	9,743	10,158
	Micron Technology Inc.	5.875%	9/15/33	7,535	7,876
	Micron Technology Inc.	5.800%	1/15/35	12,070	12,469
	Microsoft Corp.	1.350%	9/15/30	4,504	3,943
	Moody's Corp.	2.000%	8/19/31	5,740	4,981
	Moody's Corp.	4.250%	8/8/32	2,180	2,128
	Moody's Corp.	5.000%	8/5/34	4,275	4,316
	Motorola Solutions Inc.	2.300%	11/15/30	8,588	7,633
	Motorola Solutions Inc.	2.750%	5/24/31	4,557	4,094
	Motorola Solutions Inc.	5.600%	6/1/32	5,415	5,634
	Motorola Solutions Inc.	5.200%	8/15/32	4,500	4,576
	Motorola Solutions Inc.	5.400%	4/15/34	6,496	6,624
	NetApp Inc.	5.500%	3/17/32	4,707	4,855
	NetApp Inc.	5.700%	3/17/35	5,294	5,438
	Nordson Corp.	5.800%	9/15/33	4,244	4,489
	NVIDIA Corp.	2.850%	4/1/30	13,186	12,505
	NVIDIA Corp.	2.000%	6/15/31	3,867	3,431
	NXP BV	2.500%	5/11/31	10,780	9,515
	NXP BV	2.650%	2/15/32	8,419	7,321
	NXP BV	5.000%	1/15/33	4,455	4,441
	Oracle Corp.	4.650%	5/6/30	3,292	3,323
	Oracle Corp.	2.875%	3/25/31	44,545	40,612
	Oracle Corp.	5.250%	2/3/32	8,082	8,292
	Oracle Corp.	6.250%	11/9/32	16,793	18,163
	Oracle Corp.	4.900%	2/6/33	8,180	8,199
	Oracle Corp.	4.300%	7/8/34	8,947	8,488
	Oracle Corp.	4.700%	9/27/34	17,622	17,112
	Oracle Corp.	5.500%	8/3/35	10,392	10,623
	Paychex Inc.	5.350%	4/15/32	8,030	8,243
	Paychex Inc.	5.600%	4/15/35	10,283	10,628
	PayPal Holdings Inc.	2.300%	6/1/30	9,435	8,586
	PayPal Holdings Inc.	5.150%	6/1/34	6,555	6,650
	PayPal Holdings Inc.	5.100%	4/1/35	5,761	5,780
	QUALCOMM Inc.	2.150%	5/20/30	4,579	4,165
	QUALCOMM Inc.	1.650%	5/20/32	10,512	8,740
	QUALCOMM Inc.	4.250%	5/20/32	2,935	2,901
	QUALCOMM Inc.	4.750%	5/20/32	1,930	1,954
	QUALCOMM Inc.	5.400%	5/20/33	6,905	7,280
	Quanta Services Inc.	2.900%	10/1/30	8,998	8,301
	Quanta Services Inc.	2.350%	1/15/32	4,146	3,573
	Quanta Services Inc.	5.250%	8/9/34	6,455	6,533
	RELX Capital Inc.	3.000%	5/22/30	6,785	6,394
	RELX Capital Inc.	4.750%	5/20/32	4,799	4,830
82

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RELX Capital Inc.	5.250%	3/27/35	1,797	1,837
	Roper Technologies Inc.	1.750%	2/15/31	4,727	4,058
	Roper Technologies Inc.	4.750%	2/15/32	2,355	2,360
	Roper Technologies Inc.	4.900%	10/15/34	8,970	8,853
	S&P Global Inc.	1.250%	8/15/30	7,497	6,456
	S&P Global Inc.	2.900%	3/1/32	13,555	12,315
	S&P Global Inc.	5.250%	9/15/33	4,852	5,037
	Salesforce Inc.	1.950%	7/15/31	13,833	12,126
	ServiceNow Inc.	1.400%	9/1/30	16,332	14,149
	Skyworks Solutions Inc.	3.000%	6/1/31	6,458	5,689
	Synopsys Inc.	5.000%	4/1/32	12,603	12,764
	Synopsys Inc.	5.150%	4/1/35	20,396	20,561
	TD SYNNEX Corp.	6.100%	4/12/34	3,045	3,199
	Teledyne FLIR LLC	2.500%	8/1/30	6,103	5,523
	Texas Instruments Inc.	1.900%	9/15/31	6,449	5,628
	Texas Instruments Inc.	4.900%	3/14/33	5,935	6,069
	Texas Instruments Inc.	4.850%	2/8/34	10,693	10,848
	TSMC Arizona Corp.	2.500%	10/25/31	12,565	11,276
	TSMC Arizona Corp.	4.250%	4/22/32	7,675	7,554
	Verisk Analytics Inc.	5.750%	4/1/33	4,770	5,016
	Verisk Analytics Inc.	5.250%	6/5/34	2,584	2,636
	Verisk Analytics Inc.	5.250%	3/15/35	4,811	4,837
	VMware LLC	4.700%	5/15/30	6,290	6,316
	VMware LLC	2.200%	8/15/31	13,466	11,685
	Western Digital Corp.	3.100%	2/1/32	5,540	4,907
	Workday Inc.	3.800%	4/1/32	10,537	9,905
					1,435,899
Utilities (3.6%)
[3]	AEP Texas Inc.	2.100%	7/1/30	5,745	5,104
	AEP Texas Inc.	4.700%	5/15/32	5,310	5,231
	AEP Texas Inc.	5.400%	6/1/33	4,641	4,713
	AEP Texas Inc.	5.700%	5/15/34	4,520	4,620
	AEP Transmission Co. LLC	5.150%	4/1/34	2,975	3,011
	AES Corp.	2.450%	1/15/31	10,513	9,190
	AES Corp.	5.800%	3/15/32	8,595	8,727
[3]	Alabama Power Co.	1.450%	9/15/30	8,679	7,523
	Alabama Power Co.	3.050%	3/15/32	5,706	5,205
	Alabama Power Co.	3.940%	9/1/32	2,303	2,208
	Alabama Power Co.	5.850%	11/15/33	4,075	4,342
	Alabama Power Co.	5.100%	4/2/35	692	698
	Ameren Corp.	3.500%	1/15/31	11,864	11,209
	Ameren Corp.	5.375%	3/15/35	13,219	13,303
	Ameren Illinois Co.	1.550%	11/15/30	2,885	2,496
	Ameren Illinois Co.	3.850%	9/1/32	2,949	2,791
	Ameren Illinois Co.	4.950%	6/1/33	7,163	7,258
	American Electric Power Co. Inc.	5.950%	11/1/32	2,770	2,937
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,844
	American Electric Power Co. Inc.	6.950%	12/15/54	2,630	2,749
	American Water Capital Corp.	2.300%	6/1/31	5,540	4,869
	American Water Capital Corp.	4.450%	6/1/32	3,690	3,644
	American Water Capital Corp.	5.150%	3/1/34	6,800	6,900
	American Water Capital Corp.	5.250%	3/1/35	7,600	7,700
[3]	Appalachian Power Co.	2.700%	4/1/31	5,890	5,294
[3]	Appalachian Power Co.	4.500%	8/1/32	4,235	4,129
	Appalachian Power Co.	5.650%	4/1/34	3,230	3,326
	Arizona Public Service Co.	6.350%	12/15/32	2,603	2,808
	Arizona Public Service Co.	5.550%	8/1/33	4,505	4,614
	Arizona Public Service Co.	5.700%	8/15/34	5,000	5,159
	Atlantic City Electric Co.	2.300%	3/15/31	4,245	3,761
	Atmos Energy Corp.	1.500%	1/15/31	9,277	7,927
	Atmos Energy Corp.	5.450%	10/15/32	1,750	1,830
	Atmos Energy Corp.	5.900%	11/15/33	4,768	5,116
[3]	Atmos Energy Corp.	5.200%	8/15/35	2,900	2,936
	Baltimore Gas & Electric Co.	2.250%	6/15/31	7,419	6,595
83

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/34	2,230	2,282
	Baltimore Gas & Electric Co.	5.450%	6/1/35	3,625	3,715
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,010	8,744
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	8,525	7,264
	Black Hills Corp.	4.350%	5/1/33	3,630	3,418
	Black Hills Corp.	6.150%	5/15/34	5,385	5,662
	Black Hills Corp.	6.000%	1/15/35	3,790	3,934
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,573	4,061
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,695	2,437
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,197	10,244
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	5,150	5,201
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	5,000	4,998
	CenterPoint Energy Inc.	2.650%	6/1/31	2,778	2,479
[3]	CenterPoint Energy Inc.	6.850%	2/15/55	2,005	2,076
	CenterPoint Energy Inc.	6.700%	5/15/55	6,150	6,218
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	10,057	8,760
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	1,000	973
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	541	555
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	4,175	4,243
[3]	CMS Energy Corp.	4.750%	6/1/50	7,764	7,507
	CMS Energy Corp.	6.500%	6/1/55	3,424	3,435
[3]	Commonwealth Edison Co.	3.150%	3/15/32	4,810	4,382
	Commonwealth Edison Co.	4.900%	2/1/33	2,235	2,252
	Commonwealth Edison Co.	5.300%	6/1/34	4,065	4,185
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	6,510	5,682
	Connecticut Light & Power Co.	4.900%	7/1/33	2,700	2,702
	Connecticut Light & Power Co.	4.950%	8/15/34	3,215	3,218
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	3,526	3,163
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,657	4,799
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	3,730	3,882
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,880	1,943
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	5,565	5,636
	Constellation Energy Generation LLC	5.800%	3/1/33	4,408	4,663
	Constellation Energy Generation LLC	6.125%	1/15/34	5,750	6,197
	Consumers Energy Co.	4.500%	1/15/31	1,900	1,906
	Consumers Energy Co.	3.600%	8/15/32	9,093	8,450
	Consumers Energy Co.	4.625%	5/15/33	1,685	1,668
	Consumers Energy Co.	5.050%	5/15/35	6,938	6,988
	Dominion Energy Inc.	5.000%	6/15/30	8,000	8,164
[3]	Dominion Energy Inc.	2.250%	8/15/31	3,435	3,004
[3]	Dominion Energy Inc.	4.350%	8/15/32	7,697	7,391
	Dominion Energy Inc.	5.375%	11/15/32	6,712	6,888
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,175	5,211
	Dominion Energy Inc.	5.450%	3/15/35	5,266	5,313
[3]	Dominion Energy Inc.	7.000%	6/1/54	8,493	9,092
	Dominion Energy Inc.	6.625%	5/15/55	10,433	10,619
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	4,783	4,190
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,607	2,885
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	3,115	3,193
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	4,955	5,065
[3]	DTE Electric Co.	2.625%	3/1/31	5,590	5,083
[3]	DTE Electric Co.	3.000%	3/1/32	5,432	4,931
	DTE Electric Co.	5.200%	4/1/33	3,356	3,450
	DTE Electric Co.	5.200%	3/1/34	4,775	4,879
	DTE Electric Co.	5.250%	5/15/35	2,700	2,750
	DTE Energy Co.	5.850%	6/1/34	10,357	10,831
	Duke Energy Carolinas LLC	2.550%	4/15/31	9,016	8,155
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,644	5,069
	Duke Energy Carolinas LLC	4.950%	1/15/33	10,680	10,860
	Duke Energy Carolinas LLC	4.850%	1/15/34	2,282	2,279
[3]	Duke Energy Carolinas LLC	5.250%	3/15/35	4,920	5,029
	Duke Energy Corp.	2.450%	6/1/30	3,868	3,511
	Duke Energy Corp.	2.550%	6/15/31	9,474	8,443
	Duke Energy Corp.	4.500%	8/15/32	11,117	10,879
	Duke Energy Corp.	5.750%	9/15/33	6,410	6,742
84

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.450%	6/15/34	2,185	2,246
	Duke Energy Corp.	6.450%	9/1/54	8,785	9,066
	Duke Energy Florida LLC	1.750%	6/15/30	2,578	2,276
	Duke Energy Florida LLC	2.400%	12/15/31	4,592	4,062
	Duke Energy Florida LLC	5.875%	11/15/33	1,470	1,568
	Duke Energy Indiana LLC	5.250%	3/1/34	3,600	3,678
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,290	5,440
	Duke Energy Ohio Inc.	5.300%	6/15/35	1,250	1,270
	Duke Energy Progress LLC	2.000%	8/15/31	5,107	4,437
	Duke Energy Progress LLC	3.400%	4/1/32	206	191
	Duke Energy Progress LLC	5.250%	3/15/33	3,801	3,923
	Duke Energy Progress LLC	5.100%	3/15/34	4,595	4,663
	Duke Energy Progress LLC	5.050%	3/15/35	9,426	9,472
	Edison International	5.250%	3/15/32	7,060	6,692
	Entergy Arkansas LLC	5.150%	1/15/33	4,245	4,348
	Entergy Arkansas LLC	5.300%	9/15/33	2,240	2,297
	Entergy Arkansas LLC	5.450%	6/1/34	3,980	4,098
	Entergy Corp.	2.800%	6/15/30	3,997	3,691
	Entergy Corp.	2.400%	6/15/31	9,044	7,999
	Entergy Louisiana LLC	3.050%	6/1/31	5,055	4,665
	Entergy Louisiana LLC	2.350%	6/15/32	3,075	2,653
	Entergy Louisiana LLC	5.350%	3/15/34	4,451	4,567
	Entergy Louisiana LLC	5.150%	9/15/34	4,540	4,571
	Entergy Mississippi LLC	5.000%	9/1/33	2,870	2,870
	Entergy Texas Inc.	1.750%	3/15/31	3,719	3,208
	Entergy Texas Inc.	5.250%	4/15/35	5,040	5,086
	Essential Utilities Inc.	5.375%	1/15/34	5,205	5,288
	Evergy Inc.	6.650%	6/1/55	3,900	3,957
	Evergy Kansas Central Inc.	5.250%	3/15/35	3,040	3,073
	Evergy Metro Inc.	4.950%	4/15/33	3,006	3,003
	Evergy Metro Inc.	5.400%	4/1/34	5,740	5,865
[4]	Evergy Missouri West Inc.	5.650%	6/1/34	1,500	1,534
[3]	Eversource Energy	1.650%	8/15/30	6,183	5,367
	Eversource Energy	2.550%	3/15/31	4,690	4,177
	Eversource Energy	5.850%	4/15/31	12,690	13,358
	Eversource Energy	3.375%	3/1/32	5,793	5,278
	Eversource Energy	5.125%	5/15/33	10,360	10,360
	Eversource Energy	5.950%	7/15/34	1,810	1,896
	Exelon Corp.	5.125%	3/15/31	7,705	7,897
	Exelon Corp.	3.350%	3/15/32	704	649
	Exelon Corp.	5.300%	3/15/33	6,500	6,663
	Exelon Corp.	5.450%	3/15/34	7,485	7,690
	Exelon Corp.	5.625%	6/15/35	2,283	2,349
	Exelon Corp.	6.500%	3/15/55	8,195	8,334
[3]	FirstEnergy Corp.	2.250%	9/1/30	7,012	6,224
	FirstEnergy Transmission LLC	5.000%	1/15/35	2,865	2,835
	Florida Power & Light Co.	4.625%	5/15/30	3,383	3,430
	Florida Power & Light Co.	2.450%	2/3/32	13,934	12,307
	Florida Power & Light Co.	5.100%	4/1/33	7,069	7,231
	Florida Power & Light Co.	4.800%	5/15/33	7,065	7,090
	Florida Power & Light Co.	5.625%	4/1/34	1,813	1,917
	Florida Power & Light Co.	5.300%	6/15/34	6,274	6,469
	Georgia Power Co.	4.850%	3/15/31	4,199	4,292
	Georgia Power Co.	4.700%	5/15/32	3,510	3,516
	Georgia Power Co.	4.950%	5/17/33	10,268	10,355
	Georgia Power Co.	5.250%	3/15/34	1,860	1,897
	Georgia Power Co.	5.200%	3/15/35	10,192	10,336
	Idaho Power Co.	5.200%	8/15/34	1,870	1,904
	Interstate Power & Light Co.	5.700%	10/15/33	2,865	2,972
	Interstate Power & Light Co.	4.950%	9/30/34	2,115	2,073
	Interstate Power & Light Co.	5.600%	6/29/35	5,000	5,139
	IPALCO Enterprises Inc.	4.250%	5/1/30	1,439	1,383
	IPALCO Enterprises Inc.	5.750%	4/1/34	3,215	3,229
	Jersey Central Power & Light Co.	5.100%	1/15/35	5,800	5,789
[3]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,475
85

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,405	3,517
	MidAmerican Energy Co.	6.750%	12/30/31	5,472	6,167
	National Fuel Gas Co.	2.950%	3/1/31	3,550	3,167
	National Fuel Gas Co.	5.950%	3/15/35	3,945	4,034
	National Grid plc	5.809%	6/12/33	7,333	7,712
	National Grid plc	5.418%	1/11/34	4,546	4,670
	National Grid USA	5.803%	4/1/35	555	569
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	8,027	8,229
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,574	3,850
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	2,484	2,112
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,455	3,976
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,400	2,304
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	11,299	12,006
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,725	2,739
	Nevada Power Co.	6.250%	5/15/55	2,475	2,464
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	4,397	3,813
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	30,495	31,413
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,084	6,156
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	10,813	10,910
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	5,150	5,200
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	18,790	19,168
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	3,595	3,735
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	6,200	6,342
	NiSource Inc.	1.700%	2/15/31	7,378	6,318
	NiSource Inc.	5.400%	6/30/33	3,884	3,978
	NiSource Inc.	5.350%	4/1/34	5,800	5,902
	NiSource Inc.	5.350%	7/15/35	8,900	8,972
	NiSource Inc.	6.375%	3/31/55	3,855	3,882
	Northern States Power Co.	2.250%	4/1/31	3,277	2,952
	Northern States Power Co.	5.050%	5/15/35	10,715	10,825
	NSTAR Electric Co.	5.400%	6/1/34	4,312	4,423
	NSTAR Electric Co.	5.200%	3/1/35	4,764	4,806
[3]	Ohio Power Co.	1.625%	1/15/31	9,898	8,401
	Ohio Power Co.	5.000%	6/1/33	3,475	3,472
	Ohio Power Co.	5.650%	6/1/34	4,640	4,764
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,901	4,034
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,643	4,482
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	7,027	6,941
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,715	11,260
[4]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	5,985	6,103
	Pacific Gas & Electric Co.	4.550%	7/1/30	32,597	31,814
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,606	17,019
	Pacific Gas & Electric Co.	3.250%	6/1/31	7,797	7,006
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,833	4,532
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,850	10,062
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,495	6,694
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,250	6,529
	Pacific Gas & Electric Co.	6.950%	3/15/34	12,620	13,568
	Pacific Gas & Electric Co.	5.700%	3/1/35	5,470	5,427
	PacifiCorp	2.700%	9/15/30	3,746	3,421
	PacifiCorp	5.300%	2/15/31	4,614	4,755
	PacifiCorp	7.700%	11/15/31	330	384
	PacifiCorp	5.450%	2/15/34	9,045	9,174
	PacifiCorp	7.375%	9/15/55	7,785	8,102
	PECO Energy Co.	4.900%	6/15/33	1,279	1,299
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	870	855
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	6,443	5,735
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	3,130	3,224
	Potomac Electric Power Co.	5.200%	3/15/34	2,305	2,349
	PPL Capital Funding Inc.	5.250%	9/1/34	6,100	6,151
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,128	5,207
	PPL Electric Utilities Corp.	4.850%	2/15/34	3,835	3,840
	Progress Energy Inc.	7.000%	10/30/31	5,295	5,981
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,015	4,354
[3]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,459
86

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Colorado	5.350%	5/15/34	4,675	4,744
[3]	Public Service Co. of New Hampshire	2.200%	6/15/31	1,005	884
	Public Service Co. of New Hampshire	5.350%	10/1/33	4,815	4,985
	Public Service Co. of Oklahoma	5.200%	1/15/35	6,070	6,070
[3]	Public Service Electric & Gas Co.	1.900%	8/15/31	2,175	1,882
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,778	8,950
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	4,095	4,166
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	7,715	7,670
	Public Service Electric & Gas Co.	5.200%	8/1/33	3,265	3,362
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	3,750	3,847
	Public Service Electric & Gas Co.	4.850%	8/1/34	5,500	5,490
[3]	Public Service Electric & Gas Co.	5.050%	3/1/35	1,897	1,919
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,895	10,287
	Public Service Enterprise Group Inc.	5.450%	4/1/34	2,057	2,105
	Public Service Enterprise Group Inc.	5.400%	3/15/35	5,380	5,445
[4]	Puget Energy Inc.	5.725%	3/15/35	6,284	6,332
	Puget Sound Energy Inc.	5.330%	6/15/34	6,025	6,138
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,342	5,524
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,780
	San Diego Gas & Electric Co.	5.400%	4/15/35	7,062	7,212
	Sempra	5.500%	8/1/33	7,464	7,621
	Sempra	6.400%	10/1/54	10,775	10,214
	Sempra	6.625%	4/1/55	2,575	2,479
[3]	Southern California Edison Co.	2.500%	6/1/31	4,151	3,601
	Southern California Edison Co.	5.450%	6/1/31	7,345	7,481
	Southern California Edison Co.	2.750%	2/1/32	4,265	3,669
	Southern California Edison Co.	5.950%	11/1/32	7,160	7,353
	Southern California Edison Co.	6.000%	1/15/34	5,125	5,254
	Southern California Edison Co.	5.200%	6/1/34	7,465	7,245
	Southern California Edison Co.	5.450%	3/1/35	7,115	6,988
	Southern California Gas Co.	5.200%	6/1/33	3,115	3,156
	Southern California Gas Co.	5.050%	9/1/34	4,818	4,850
	Southern California Gas Co.	5.450%	6/15/35	2,150	2,194
	Southern Co.	5.700%	10/15/32	5,258	5,528
	Southern Co.	5.200%	6/15/33	9,855	10,039
	Southern Co.	5.700%	3/15/34	2,460	2,572
	Southern Co.	4.850%	3/15/35	9,730	9,521
[3]	Southern Co.	6.375%	3/15/55	15,095	15,550
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	3,857	3,318
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,655	4,730
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,094	4,294
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	5,460	5,404
	Southwest Gas Corp.	2.200%	6/15/30	5,450	4,898
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,759
	Southwestern Electric Power Co.	5.300%	4/1/33	4,096	4,127
	Southwestern Public Service Co.	5.300%	5/15/35	5,855	5,872
	Spire Missouri Inc.	4.800%	2/15/33	2,863	2,852
[3]	Spire Missouri Inc.	5.150%	8/15/34	2,617	2,659
	System Energy Resources Inc.	5.300%	12/15/34	4,785	4,730
	Tampa Electric Co.	2.400%	3/15/31	4,259	3,817
	Tampa Electric Co.	5.150%	3/1/35	4,363	4,385
	Tucson Electric Power Co.	1.500%	8/1/30	3,648	3,147
	Tucson Electric Power Co.	3.250%	5/15/32	3,085	2,795
	Tucson Electric Power Co.	5.200%	9/15/34	3,485	3,500
	Union Electric Co.	2.150%	3/15/32	5,471	4,712
	Union Electric Co.	5.200%	4/1/34	4,450	4,526
	Union Electric Co.	5.250%	4/15/35	1,813	1,850
	Virginia Electric & Power Co.	2.300%	11/15/31	4,832	4,225
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,306
	Virginia Electric & Power Co.	5.000%	4/1/33	4,745	4,793
	Virginia Electric & Power Co.	5.300%	8/15/33	5,777	5,899
	Virginia Electric & Power Co.	5.000%	1/15/34	440	441
	Virginia Electric & Power Co.	5.050%	8/15/34	5,487	5,503
	Virginia Electric & Power Co.	5.150%	3/15/35	4,250	4,268
	WEC Energy Group Inc.	1.800%	10/15/30	2,053	1,799
87

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,664	4,711
	Wisconsin Electric Power Co.	5.625%	5/15/33	3,100	3,293
	Wisconsin Electric Power Co.	4.600%	10/1/34	2,880	2,846
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,670
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,545	2,550
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,234	2,284
	Xcel Energy Inc.	2.350%	11/15/31	4,093	3,548
	Xcel Energy Inc.	4.600%	6/1/32	7,241	7,083
	Xcel Energy Inc.	5.450%	8/15/33	8,495	8,677
	Xcel Energy Inc.	5.500%	3/15/34	4,021	4,086
	Xcel Energy Inc.	5.600%	4/15/35	3,225	3,290
					1,630,696
Total Corporate Bonds (Cost $16,605,094)					16,564,556
Sovereign Bonds (4.7%)
	African Development Bank	4.500%	6/12/35	5,637	5,720
[3]	African Development Bank	5.750%	Perpetual	2,790	2,677
[3]	Asian Development Bank	0.750%	10/8/30	6,063	5,166
[3]	Asian Development Bank	1.500%	3/4/31	10,373	9,101
	Asian Development Bank	3.125%	4/27/32	6,955	6,575
[3]	Asian Development Bank	3.875%	9/28/32	11,000	10,868
[3]	Asian Development Bank	4.000%	1/12/33	19,215	19,098
[3]	Asian Development Bank	3.875%	6/14/33	19,985	19,651
[3]	Asian Development Bank	4.125%	1/12/34	25,675	25,503
	Asian Development Bank	4.375%	3/22/35	16,236	16,378
	Asian Infrastructure Investment Bank	4.250%	3/13/34	11,250	11,270
	Asian Infrastructure Investment Bank	4.500%	5/21/35	3,694	3,766
[3]	European Bank for Reconstruction & Development	4.250%	3/13/34	11,770	11,761
	European Investment Bank	3.625%	7/15/30	40,480	40,068
	European Investment Bank	0.750%	9/23/30	11,665	9,968
	European Investment Bank	1.250%	2/14/31	41,324	35,861
	European Investment Bank	1.625%	5/13/31	14,751	12,999
	European Investment Bank	4.375%	10/10/31	15,295	15,630
	European Investment Bank	4.250%	8/16/32	34,280	34,723
	European Investment Bank	3.750%	2/14/33	43,077	42,198
	European Investment Bank	4.125%	2/13/34	40,410	40,190
	European Investment Bank	4.625%	2/12/35	22,423	23,078
[6]	Export Development Canada	4.750%	6/5/34	8,210	8,505
	Export-Import Bank of Korea	1.250%	9/21/30	4,040	3,487
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,279
	Export-Import Bank of Korea	2.125%	1/18/32	9,345	8,057
	Export-Import Bank of Korea	4.500%	9/15/32	4,240	4,218
	Export-Import Bank of Korea	5.125%	1/11/33	8,070	8,313
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,882
	Export-Import Bank of Korea	5.250%	1/14/35	5,210	5,441
[3]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,966
[3]	Inter-American Development Bank	1.125%	1/13/31	38,907	33,546
[3]	Inter-American Development Bank	3.625%	9/17/31	13,390	13,111
[3]	Inter-American Development Bank	3.500%	4/12/33	23,624	22,646
[3]	Inter-American Development Bank	4.500%	9/13/33	25,925	26,458
	Inter-American Development Bank	4.375%	7/17/34	20,730	20,937
	International Bank for Reconstruction & Development	4.000%	7/25/30	35,990	36,224
	International Bank for Reconstruction & Development	0.750%	8/26/30	25,053	21,429
	International Bank for Reconstruction & Development	4.000%	1/10/31	30,110	30,234
	International Bank for Reconstruction & Development	1.250%	2/10/31	40,067	34,710
	International Bank for Reconstruction & Development	4.500%	4/10/31	38,125	39,236
	International Bank for Reconstruction & Development	1.625%	11/3/31	49,760	43,162
[3]	International Bank for Reconstruction & Development	4.625%	1/15/32	55,725	57,630
	International Bank for Reconstruction & Development	2.500%	3/29/32	30,901	28,111
	International Bank for Reconstruction & Development	4.000%	5/6/32	21,596	21,535
	International Bank for Reconstruction & Development	4.750%	11/14/33	21,130	21,947
	International Bank for Reconstruction & Development	3.875%	8/28/34	28,333	27,544
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	20	21
	International Finance Corp.	0.750%	8/27/30	8,430	7,210
88

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Japan Bank for International Cooperation	1.250%	1/21/31	13,176	11,323
[7]	Japan Bank for International Cooperation	4.375%	1/24/31	10,880	11,026
[7]	Japan Bank for International Cooperation	1.875%	4/15/31	22,299	19,749
[7]	Japan Bank for International Cooperation	4.625%	4/17/34	6,036	6,125
[7]	Japan International Cooperation Agency	1.000%	7/22/30	5,080	4,362
[7]	Japan International Cooperation Agency	1.750%	4/28/31	4,728	4,131
[8]	KFW	0.750%	9/30/30	22,704	19,395
[8]	KFW	4.750%	10/29/30	19,471	20,286
[8]	KFW	4.125%	7/15/33	37,820	37,704
[8]	KFW	4.375%	2/28/34	15,330	15,502
	Korea Development Bank	1.625%	1/19/31	3,835	3,344
	Korea Development Bank	2.000%	10/25/31	2,821	2,479
	Korea Development Bank	4.250%	9/8/32	4,415	4,322
	Korea Development Bank	4.375%	2/15/33	8,575	8,416
	Korea Development Bank	5.625%	10/23/33	1,560	1,660
[8]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,845	11,052
[3,8]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,625	9,082
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	18,090	18,045
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	17,160	18,112
	Province of Alberta	1.300%	7/22/30	17,469	15,307
	Province of Alberta	4.500%	1/24/34	11,262	11,249
	Province of British Columbia	1.300%	1/29/31	17,080	14,705
	Province of British Columbia	4.200%	7/6/33	18,035	17,708
	Province of British Columbia	4.750%	6/12/34	20,312	20,619
	Province of British Columbia	4.800%	6/11/35	12,207	12,370
	Province of Manitoba	4.300%	7/27/33	9,555	9,413
	Province of Manitoba	4.900%	5/31/34	10,017	10,254
	Province of Ontario	1.125%	10/7/30	13,503	11,648
	Province of Ontario	1.600%	2/25/31	12,082	10,575
	Province of Ontario	1.800%	10/14/31	8,460	7,329
[3]	Province of Ontario	2.125%	1/21/32	13,008	11,428
	Province of Ontario	5.050%	4/24/34	14,000	14,525
	Province of Ontario	4.850%	6/11/35	5,700	5,804
	Province of Quebec	1.900%	4/21/31	7,770	6,887
	Province of Quebec	4.500%	9/8/33	12,520	12,539
	Province of Quebec	4.250%	9/5/34	20,940	20,460
[3]	Republic of Chile	2.450%	1/31/31	12,402	11,073
[3]	Republic of Chile	2.550%	1/27/32	12,623	11,072
[3]	Republic of Chile	2.550%	7/27/33	17,743	14,961
[3]	Republic of Chile	3.500%	1/31/34	13,415	12,026
	Republic of Indonesia	3.850%	10/15/30	14,170	13,800
	Republic of Indonesia	1.850%	3/12/31	10,455	9,046
[3]	Republic of Indonesia	2.150%	7/28/31	11,680	10,178
[3]	Republic of Indonesia	3.550%	3/31/32	6,175	5,759
[3]	Republic of Indonesia	4.650%	9/20/32	12,074	11,979
[3]	Republic of Indonesia	4.850%	1/11/33	10,375	10,400
[3]	Republic of Indonesia	4.700%	2/10/34	5,608	5,510
[3]	Republic of Indonesia	4.750%	9/10/34	8,905	8,739
[3]	Republic of Indonesia	5.600%	1/15/35	9,275	9,680
	Republic of Korea	1.000%	9/16/30	4,600	3,946
	Republic of Korea	1.750%	10/15/31	5,175	4,499
[3]	Republic of Panama	7.500%	3/1/31	10,925	11,642
[3]	Republic of Panama	2.252%	9/29/32	19,942	15,219
[3]	Republic of Panama	3.298%	1/19/33	8,466	6,899
[3]	Republic of Panama	6.400%	2/14/35	18,885	18,388
	Republic of Peru	2.844%	6/20/30	3,956	3,620
[3]	Republic of Peru	2.783%	1/23/31	30,115	27,011
[3]	Republic of Peru	1.862%	12/1/32	7,663	6,126
	Republic of Peru	8.750%	11/21/33	17,282	21,116
[3]	Republic of Peru	3.000%	1/15/34	19,665	16,538
[3]	Republic of Peru	5.375%	2/8/35	9,929	9,914
[3]	Republic of Poland	5.750%	11/16/32	12,580	13,279
[3]	Republic of Poland	4.875%	10/4/33	20,935	20,817
[3]	Republic of Poland	5.125%	9/18/34	23,645	23,730
[3]	Republic of Poland	5.375%	2/12/35	23,275	23,730
89

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	7.750%	1/14/31	17,659	20,489
	Republic of the Philippines	1.648%	6/10/31	10,344	8,781
	Republic of the Philippines	1.950%	1/6/32	6,710	5,694
	Republic of the Philippines	6.375%	1/15/32	8,682	9,499
	Republic of the Philippines	3.556%	9/29/32	5,905	5,480
	Republic of the Philippines	5.609%	4/13/33	7,400	7,754
	Republic of the Philippines	5.000%	7/17/33	10,580	10,692
	Republic of the Philippines	5.250%	5/14/34	10,365	10,571
	Republic of the Philippines	6.375%	10/23/34	13,945	15,341
	Republic of the Philippines	5.500%	2/4/35	10,245	10,651
	Republic of the Philippines	4.750%	3/5/35	5,775	5,667
[3]	State of Israel	2.750%	7/3/30	16,245	14,678
[3]	State of Israel	4.500%	1/17/33	15,948	15,164
[3]	State of Israel	5.500%	3/12/34	25,885	26,182
[3]	State of Israel	5.625%	2/19/35	20,120	20,482
[3]	Svensk Exportkredit AB	4.875%	10/4/30	11,526	11,997
[3]	United Mexican States	2.659%	5/24/31	26,096	22,586
[3]	United Mexican States	8.300%	8/15/31	5,480	6,478
[3]	United Mexican States	4.750%	4/27/32	20,803	19,814
[3,5]	United Mexican States	5.850%	7/2/32	32,948	33,403
[3]	United Mexican States	7.500%	4/8/33	6,070	6,741
[3]	United Mexican States	4.875%	5/19/33	17,935	16,948
[3]	United Mexican States	3.500%	2/12/34	24,030	20,274
[3]	United Mexican States	6.750%	9/27/34	15,450	16,408
[3]	United Mexican States	6.350%	2/9/35	22,780	23,305
Total Sovereign Bonds (Cost $2,148,538)					2,105,799
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	325	324
	California GO Prere.	4.500%	4/1/28	465	471
	California GO	2.500%	10/1/29	2,850	2,680
	California GO	1.750%	11/1/30	5,000	4,418
	California GO	5.750%	10/1/31	1,200	1,286
	California GO	6.000%	3/1/33	3,100	3,369
	California GO	4.500%	4/1/33	1,535	1,524
	California GO	7.500%	4/1/34	10,300	11,945
	California GO	5.150%	9/1/34	2,575	2,642
	Connecticut GO	5.850%	3/15/32	9,085	9,746
	Cook County IL GO	6.229%	11/15/34	925	977
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,737
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	8,300	8,516
	Illinois GO	5.100%	6/1/33	55,123	55,288
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,427
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,410	2,420
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	2,421	2,455
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,738
	Massachusetts GO	4.500%	8/1/31	5,150	5,138
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,356
	Massachusetts SO Revenue	4.110%	7/15/31	1,653	1,649
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	1,876
	New York City NY GO	5.206%	10/1/31	3,070	3,106
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	716
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	7,723	7,899
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,418
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,942
Total Taxable Municipal Bonds (Cost $163,589)					161,063
90

Intermediate-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[9]	Vanguard Market Liquidity Fund (Cost $188,652)	4.355%	1,886,712	188,653
Total Investments (99.5%) (Cost $45,397,486)				44,856,314
Other Assets and Liabilities—Net (0.5%)				227,407
Net Assets (100%)				45,083,721
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $176 have been segregated as initial margin for recently closed futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $239,063, representing 0.5% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
91

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,208,834)	44,667,661
Affiliated Issuers (Cost $188,652)	188,653
Total Investments in Securities	44,856,314
Investment in Vanguard	1,161
Cash	128
Receivables for Investment Securities Sold	963,894
Receivables for Accrued Income	441,315
Receivables for Capital Shares Issued	48,871
Variation Margin Receivable—Futures Contracts	27
Other Assets	86
Total Assets	46,311,796
Liabilities
Payables for Investment Securities Purchased	1,173,897
Payables for Capital Shares Redeemed	43,857
Payables for Distributions	9,540
Payables to Vanguard	781
Total Liabilities	1,228,075
Net Assets	45,083,721
At June 30, 2025, net assets consisted of:

Paid-in Capital	49,048,089
Total Distributable Earnings (Loss)	(3,964,368)
Net Assets	45,083,721

Investor Shares—Net Assets
Applicable to 4,076,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,611
Net Asset Value Per Share—Investor Shares	$10.45

ETF Shares—Net Assets
Applicable to 302,454,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,387,237
Net Asset Value Per Share—ETF Shares	$77.32

Admiral™ Shares—Net Assets
Applicable to 1,708,783,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,862,165
Net Asset Value Per Share—Admiral Shares	$10.45

Institutional Shares—Net Assets
Applicable to 266,081,622 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,781,335
Net Asset Value Per Share—Institutional Shares	$10.45

Institutional Plus Shares—Net Assets
Applicable to 96,658,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,010,373
Net Asset Value Per Share—Institutional Plus Shares	$10.45
See accompanying Notes, which are an integral part of the Financial Statements.
92

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	893,311
Total Income	893,311
Expenses
The Vanguard Group—Note B
Investment Advisory Services	672
Management and Administrative—Investor Shares	28
Management and Administrative—ETF Shares	2,102
Management and Administrative—Admiral Shares	4,465
Management and Administrative—Institutional Shares	444
Management and Administrative—Institutional Plus Shares	135
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	465
Marketing and Distribution—Admiral Shares	495
Marketing and Distribution—Institutional Shares	47
Marketing and Distribution—Institutional Plus Shares	17
Custodian Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	542
Shareholders’ Reports and Proxy Fees—Admiral Shares	125
Shareholders’ Reports and Proxy Fees—Institutional Shares	34
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	19
Trustees’ Fees and Expenses	12
Other Expenses	14
Total Expenses	9,651
Net Investment Income	883,660
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(383,586)
Futures Contracts	642
Realized Net Gain (Loss)	(382,944)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,770,296
Net Increase (Decrease) in Net Assets Resulting from Operations	2,271,012
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,188, ($26), and ($10), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $15,304 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
93

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	883,660	1,497,882
Realized Net Gain (Loss)	(382,944)	(708,238)
Change in Unrealized Appreciation (Depreciation)	1,770,296	(217,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,271,012	571,723
Distributions
Investor Shares	(824)	(1,707)
ETF Shares	(371,492)	(699,751)
Admiral Shares	(353,644)	(644,889)
Institutional Shares	(55,686)	(109,355)
Institutional Plus Shares	(24,151)	(42,767)
Total Distributions	(805,797)	(1,498,469)
Capital Share Transactions
Investor Shares	(3,464)	(7,264)
ETF Shares	1,874,553	4,420,197
Admiral Shares	(39,013)	677,667
Institutional Shares	(63,581)	(106,166)
Institutional Plus Shares	(405,684)	450,248
Net Increase (Decrease) from Capital Share Transactions	1,362,811	5,434,682
Total Increase (Decrease)	2,828,026	4,507,936
Net Assets
Beginning of Period	42,255,695	37,747,759
End of Period	45,083,721	42,255,695
See accompanying Notes, which are an integral part of the Financial Statements.
94

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.202	.376	.311	.228	.221	.271
Net Realized and Unrealized Gain (Loss) on Investments	.320	(.230)	.281	(1.806)	(.529)	.868
Total from Investment Operations	.522	.146	.592	(1.578)	(.308)	1.139
Distributions
Dividends from Net Investment Income	(.202)	(.376)	(.312)	(.229)	(.219)	(.271)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)	(.088)
Total Distributions	(.202)	(.376)	(.312)	(.232)	(.392)	(.359)
Net Asset Value, End of Period	$10.45	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return[2]	5.19%	1.43%	5.99%	-13.34%	-2.44%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$45	$53	$63	$103	$170
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.97%	3.67%	3.07%	2.13%	1.81%	2.18%
Portfolio Turnover Rate[4]	33%	55%	63%	46%	46%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
95

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$74.66	$76.37	$74.25	$87.63	$92.73	$87.08
Investment Operations
Net Investment Income[1]	1.533	2.861	2.394	1.783	1.715	2.080
Net Realized and Unrealized Gain (Loss) on Investments	2.392	(1.739)	2.087	(13.370)	(3.817)	6.313
Total from Investment Operations	3.925	1.122	4.481	(11.587)	(2.102)	8.393
Distributions
Dividends from Net Investment Income	(1.265)	(2.832)	(2.361)	(1.772)	(1.719)	(2.094)
Distributions from Realized Capital Gains	—	—	—	(.021)	(1.279)	(.649)
Total Distributions	(1.265)	(2.832)	(2.361)	(1.793)	(2.998)	(2.743)
Net Asset Value, End of Period	$77.32	$74.66	$76.37	$74.25	$87.63	$92.73
Total Return	5.30%	1.49%	6.16%	-13.30%	-2.27%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,387	$20,731	$16,751	$12,916	$14,359	$15,482
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.08%	3.78%	3.21%	2.27%	1.91%	2.27%
Portfolio Turnover Rate[3]	33%	55%	63%	46%	46%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
96

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.206	.384	.321	.238	.229	.280
Net Realized and Unrealized Gain (Loss) on Investments	.320	(.230)	.279	(1.807)	(.527)	.869
Total from Investment Operations	.526	.154	.600	(1.569)	(.298)	1.149
Distributions
Dividends from Net Investment Income	(.206)	(.384)	(.320)	(.238)	(.229)	(.281)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)	(.088)
Total Distributions	(.206)	(.384)	(.320)	(.241)	(.402)	(.369)
Net Asset Value, End of Period	$10.45	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return[2]	5.23%	1.51%	6.07%	-13.27%	-2.36%	9.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,862	$17,346	$17,061	$15,779	$18,773	$20,241
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.06%	3.75%	3.17%	2.24%	1.88%	2.25%
Portfolio Turnover Rate[4]	33%	55%	63%	46%	46%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
97

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.207	.386	.322	.240	.232	.283
Net Realized and Unrealized Gain (Loss) on Investments	.320	(.230)	.280	(1.807)	(.527)	.868
Total from Investment Operations	.527	.156	.602	(1.567)	(.295)	1.151
Distributions
Dividends from Net Investment Income	(.207)	(.386)	(.322)	(.240)	(.232)	(.283)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)	(.088)
Total Distributions	(.207)	(.386)	(.322)	(.243)	(.405)	(.371)
Net Asset Value, End of Period	$10.45	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return	5.24%	1.53%	6.09%	-13.25%	-2.34%	9.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,781	$2,759	$2,931	$2,706	$3,271	$3,527
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.07%	3.77%	3.18%	2.26%	1.90%	2.28%
Portfolio Turnover Rate[3]	33%	55%	63%	46%	46%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
98

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59	$11.81
Investment Operations
Net Investment Income[1]	.208	.389	.322	.242	.233	.285
Net Realized and Unrealized Gain (Loss) on Investments	.320	(.232)	.281	(1.808)	(.527)	.868
Total from Investment Operations	.528	.157	.603	(1.566)	(.294)	1.153
Distributions
Dividends from Net Investment Income	(.208)	(.387)	(.323)	(.241)	(.233)	(.285)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)	(.088)
Total Distributions	(.208)	(.387)	(.323)	(.244)	(.406)	(.373)
Net Asset Value, End of Period	$10.45	$10.13	$10.36	$10.08	$11.89	$12.59
Total Return	5.25%	1.54%	6.10%	-13.24%	-2.33%	9.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,010	$1,376	$951	$1,655	$1,786	$1,777
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.09%	3.79%	3.18%	2.28%	1.91%	2.29%
Portfolio Turnover Rate[3]	33%	55%	63%	46%	46%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
99

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
100

Intermediate-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,161,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	25,836,243	—	25,836,243
Corporate Bonds	—	16,564,556	—	16,564,556
Sovereign Bonds	—	2,105,799	—	2,105,799
Taxable Municipal Bonds	—	161,063	—	161,063
Temporary Cash Investments	188,653	—	—	188,653
Total	188,653	44,667,661	—	44,856,314
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,440,962
Gross Unrealized Appreciation	606,160
Gross Unrealized Depreciation	(1,190,808)
Net Unrealized Appreciation (Depreciation)	(584,648)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $3,050,739,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $3,673,646,000 of investment securities and sold $4,513,731,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,639,430,000 and $10,031,046,000, respectively. In addition, the fund purchased and sold investment securities of $2,592,269,000 and $918,786,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
101

Intermediate-Term Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,730	462	8,792	859
Issued in Lieu of Cash Distributions	824	80	1,707	167
Redeemed	(9,018)	(885)	(17,763)	(1,727)
Net Increase (Decrease)—Investor Shares	(3,464)	(343)	(7,264)	(701)
ETF Shares
Issued	2,808,709	37,100	4,557,017	60,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(934,156)	(12,300)	(136,820)	(1,800)
Net Increase (Decrease)—ETF Shares	1,874,553	24,800	4,420,197	58,300
Admiral Shares
Issued	1,990,392	194,202	4,353,047	424,446
Issued in Lieu of Cash Distributions	298,811	28,900	545,346	53,263
Redeemed	(2,328,216)	(226,878)	(4,220,726)	(411,625)
Net Increase (Decrease)—Admiral Shares	(39,013)	(3,776)	677,667	66,084
Institutional Shares
Issued	419,472	40,931	604,553	59,131
Issued in Lieu of Cash Distributions	51,654	4,997	101,327	9,899
Redeemed	(534,707)	(52,216)	(812,046)	(79,561)
Net Increase (Decrease)—Institutional Shares	(63,581)	(6,288)	(106,166)	(10,531)
Institutional Plus Shares
Issued	76,381	7,462	537,443	52,635
Issued in Lieu of Cash Distributions	24,047	2,328	42,767	4,174
Redeemed	(506,112)	(48,963)	(129,962)	(12,726)
Net Increase (Decrease)—Institutional Plus Shares	(405,684)	(39,173)	450,248	44,083
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
102

Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (50.9%)
U.S. Government Securities (50.6%)
United States Treasury Note/Bond	4.500%	2/15/36	6,713	6,879
United States Treasury Note/Bond	4.750%	2/15/37	4,440	4,620
United States Treasury Note/Bond	5.000%	5/15/37	6,965	7,398
United States Treasury Note/Bond	4.375%	2/15/38	7,801	7,786
United States Treasury Note/Bond	4.500%	5/15/38	11,414	11,539
United States Treasury Note/Bond	3.500%	2/15/39	11,857	10,693
United States Treasury Note/Bond	4.250%	5/15/39	20,242	19,694
United States Treasury Note/Bond	4.500%	8/15/39	19,858	19,771
United States Treasury Note/Bond	4.375%	11/15/39	23,936	23,450
United States Treasury Note/Bond	4.625%	2/15/40	23,010	23,128
United States Treasury Note/Bond	1.125%	5/15/40	70,290	43,646
United States Treasury Note/Bond	4.375%	5/15/40	20,785	20,297
United States Treasury Note/Bond	1.125%	8/15/40	79,241	48,683
United States Treasury Note/Bond	3.875%	8/15/40	22,355	20,553
United States Treasury Note/Bond	1.375%	11/15/40	86,095	54,805
United States Treasury Note/Bond	4.250%	11/15/40	21,110	20,227
United States Treasury Note/Bond	1.875%	2/15/41	103,886	71,393
United States Treasury Note/Bond	4.750%	2/15/41	23,282	23,568
United States Treasury Note/Bond	2.250%	5/15/41	81,055	58,841
United States Treasury Note/Bond	4.375%	5/15/41	20,840	20,182
United States Treasury Note/Bond	1.750%	8/15/41	115,617	76,704
United States Treasury Note/Bond	3.750%	8/15/41	20,920	18,734
United States Treasury Note/Bond	2.000%	11/15/41	98,131	67,438
United States Treasury Note/Bond	3.125%	11/15/41	22,557	18,483
United States Treasury Note/Bond	2.375%	2/15/42	80,861	58,779
United States Treasury Note/Bond	3.125%	2/15/42	21,900	17,869
United States Treasury Note/Bond	3.000%	5/15/42	19,265	15,374
United States Treasury Note/Bond	3.250%	5/15/42	65,891	54,484
United States Treasury Note/Bond	2.750%	8/15/42	11,378	8,701
United States Treasury Note/Bond	3.375%	8/15/42	50,423	42,310
United States Treasury Note/Bond	2.750%	11/15/42	14,248	10,846
United States Treasury Note/Bond	4.000%	11/15/42	82,855	75,566
United States Treasury Note/Bond	3.125%	2/15/43	10,012	8,044
United States Treasury Note/Bond	3.875%	2/15/43	98,351	88,009
United States Treasury Note/Bond	2.875%	5/15/43	17,460	13,446
United States Treasury Note/Bond	3.875%	5/15/43	43,178	38,564
United States Treasury Note/Bond	3.625%	8/15/43	37,284	32,051
United States Treasury Note/Bond	4.375%	8/15/43	72,760	69,364
United States Treasury Note/Bond	3.750%	11/15/43	35,955	31,403
United States Treasury Note/Bond	4.750%	11/15/43	67,365	67,281
United States Treasury Note/Bond	3.625%	2/15/44	38,309	32,777
United States Treasury Note/Bond	4.500%	2/15/44	66,854	64,600
United States Treasury Note/Bond	3.375%	5/15/44	37,815	31,084
United States Treasury Note/Bond	4.625%	5/15/44	67,552	66,241
United States Treasury Note/Bond	3.125%	8/15/44	48,434	38,163
United States Treasury Note/Bond	4.125%	8/15/44	70,369	64,473
United States Treasury Note/Bond	3.000%	11/15/44	40,233	30,967
United States Treasury Note/Bond	4.625%	11/15/44	68,035	66,608
United States Treasury Note/Bond	2.500%	2/15/45	57,386	40,383
United States Treasury Note/Bond	4.750%	2/15/45	67,550	67,204
United States Treasury Note/Bond	3.000%	5/15/45	24,653	18,880
United States Treasury Note/Bond	5.000%	5/15/45	30,050	30,867
United States Treasury Note/Bond	2.875%	8/15/45	34,107	25,493
United States Treasury Note/Bond	3.000%	11/15/45	22,735	17,314
United States Treasury Note/Bond	2.500%	2/15/46	40,635	28,152
United States Treasury Note/Bond	2.500%	5/15/46	41,586	28,709
United States Treasury Note/Bond	2.250%	8/15/46	52,781	34,570
United States Treasury Note/Bond	2.875%	11/15/46	24,454	18,004
United States Treasury Note/Bond	3.000%	2/15/47	45,224	33,952
103

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	5/15/47	36,187	27,094
	United States Treasury Note/Bond	2.750%	8/15/47	49,851	35,536
	United States Treasury Note/Bond	2.750%	11/15/47	49,291	35,043
	United States Treasury Note/Bond	3.000%	2/15/48	59,945	44,528
	United States Treasury Note/Bond	3.125%	5/15/48	64,441	48,875
	United States Treasury Note/Bond	3.000%	8/15/48	69,998	51,754
	United States Treasury Note/Bond	3.375%	11/15/48	68,006	53,786
	United States Treasury Note/Bond	3.000%	2/15/49	76,586	56,437
	United States Treasury Note/Bond	2.875%	5/15/49	74,470	53,441
	United States Treasury Note/Bond	2.250%	8/15/49	69,611	43,656
	United States Treasury Note/Bond	2.375%	11/15/49	65,131	41,888
	United States Treasury Note/Bond	2.000%	2/15/50	83,060	48,775
[1]	United States Treasury Note/Bond	1.250%	5/15/50	100,735	48,388
	United States Treasury Note/Bond	1.375%	8/15/50	104,600	51,560
	United States Treasury Note/Bond	1.625%	11/15/50	107,372	56,555
	United States Treasury Note/Bond	1.875%	2/15/51	119,199	66,956
	United States Treasury Note/Bond	2.375%	5/15/51	117,228	74,334
	United States Treasury Note/Bond	2.000%	8/15/51	121,994	70,337
	United States Treasury Note/Bond	1.875%	11/15/51	101,950	56,710
	United States Treasury Note/Bond	2.250%	2/15/52	97,978	59,863
	United States Treasury Note/Bond	2.875%	5/15/52	94,699	66,659
	United States Treasury Note/Bond	3.000%	8/15/52	91,126	65,785
	United States Treasury Note/Bond	4.000%	11/15/52	91,275	79,834
	United States Treasury Note/Bond	3.625%	2/15/53	90,849	74,159
	United States Treasury Note/Bond	3.625%	5/15/53	93,166	75,992
	United States Treasury Note/Bond	4.125%	8/15/53	106,261	94,917
	United States Treasury Note/Bond	4.750%	11/15/53	105,067	104,107
	United States Treasury Note/Bond	4.250%	2/15/54	109,892	100,264
	United States Treasury Note/Bond	4.625%	5/15/54	117,987	114,613
	United States Treasury Note/Bond	4.250%	8/15/54	106,133	96,946
	United States Treasury Note/Bond	4.500%	11/15/54	109,483	104,368
	United States Treasury Note/Bond	4.625%	2/15/55	107,082	104,280
	United States Treasury Note/Bond	4.750%	5/15/55	86,800	86,302
					4,262,786
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/36	900	982
	Federal Home Loan Banks	5.500%	7/15/36	2,805	3,052
[2,3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	240	126
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,391	3,720
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	930	1,069
	Tennessee Valley Authority	5.880%	4/1/36	2,434	2,689
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,113
	Tennessee Valley Authority	6.150%	1/15/38	385	432
	Tennessee Valley Authority	5.500%	6/15/38	1,240	1,315
	Tennessee Valley Authority	5.250%	9/15/39	3,795	3,892
	Tennessee Valley Authority	4.875%	1/15/48	811	767
	Tennessee Valley Authority	4.250%	9/15/52	985	826
	Tennessee Valley Authority	5.250%	2/1/55	2,000	1,951
	Tennessee Valley Authority	5.375%	4/1/56	970	964
	Tennessee Valley Authority	4.625%	9/15/60	1,110	971
	Tennessee Valley Authority	4.250%	9/15/65	2,990	2,409
					26,278
Total U.S. Government and Agency Obligations (Cost $5,157,201)					4,289,064
Corporate Bonds (42.7%)
Communications (4.7%)
	Alphabet Inc.	1.900%	8/15/40	1,635	1,097
	Alphabet Inc.	2.050%	8/15/50	5,410	3,021
	Alphabet Inc.	5.250%	5/15/55	1,160	1,142
	Alphabet Inc.	2.250%	8/15/60	500	266
	Alphabet Inc.	5.300%	5/15/65	1,000	979
	America Movil SAB de CV	6.125%	11/15/37	250	265
	America Movil SAB de CV	6.125%	3/30/40	3,782	3,948
	America Movil SAB de CV	4.375%	7/16/42	2,049	1,726
	America Movil SAB de CV	4.375%	4/22/49	1,706	1,393
	AT&T Inc.	5.250%	3/1/37	957	956
	AT&T Inc.	4.900%	8/15/37	750	719
	AT&T Inc.	4.850%	3/1/39	4,455	4,212
	AT&T Inc.	3.500%	6/1/41	7,064	5,540
104

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.300%	12/15/42	1,930	1,626
	AT&T Inc.	4.650%	6/1/44	985	850
	AT&T Inc.	4.800%	6/15/44	983	871
	AT&T Inc.	4.350%	6/15/45	962	797
	AT&T Inc.	4.750%	5/15/46	3,945	3,443
[2]	AT&T Inc.	5.150%	11/15/46	1,545	1,423
	AT&T Inc.	4.500%	3/9/48	3,800	3,161
	AT&T Inc.	4.550%	3/9/49	895	744
	AT&T Inc.	5.150%	2/15/50	260	234
	AT&T Inc.	3.650%	6/1/51	5,456	3,869
	AT&T Inc.	3.500%	9/15/53	13,156	8,907
	AT&T Inc.	3.550%	9/15/55	15,950	10,759
	AT&T Inc.	6.050%	8/15/56	1,100	1,124
	AT&T Inc.	5.700%	3/1/57	500	482
	AT&T Inc.	3.800%	12/1/57	10,504	7,349
	AT&T Inc.	3.650%	9/15/59	14,118	9,467
	AT&T Inc.	3.850%	6/1/60	1,903	1,331
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	4,876	3,921
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	2,480	2,332
	Charter Communications Operating LLC	6.384%	10/23/35	3,185	3,346
	Charter Communications Operating LLC	5.375%	4/1/38	1,995	1,880
	Charter Communications Operating LLC	3.500%	6/1/41	752	546
	Charter Communications Operating LLC	3.500%	3/1/42	3,339	2,382
	Charter Communications Operating LLC	6.484%	10/23/45	7,536	7,466
	Charter Communications Operating LLC	5.375%	5/1/47	3,409	2,956
	Charter Communications Operating LLC	5.750%	4/1/48	4,309	3,921
	Charter Communications Operating LLC	5.125%	7/1/49	1,147	953
	Charter Communications Operating LLC	4.800%	3/1/50	5,701	4,566
	Charter Communications Operating LLC	3.700%	4/1/51	3,956	2,637
	Charter Communications Operating LLC	3.900%	6/1/52	4,649	3,186
	Charter Communications Operating LLC	5.250%	4/1/53	1,444	1,231
	Charter Communications Operating LLC	3.850%	4/1/61	2,740	1,755
	Charter Communications Operating LLC	4.400%	12/1/61	5,090	3,570
	Charter Communications Operating LLC	3.950%	6/30/62	2,473	1,592
	Charter Communications Operating LLC	5.500%	4/1/63	1,315	1,112
	Comcast Corp.	4.400%	8/15/35	2,157	2,044
	Comcast Corp.	3.200%	7/15/36	2,475	2,067
	Comcast Corp.	3.900%	3/1/38	1,995	1,728
	Comcast Corp.	4.600%	10/15/38	2,567	2,376
	Comcast Corp.	3.250%	11/1/39	5,470	4,279
	Comcast Corp.	3.750%	4/1/40	5,083	4,212
	Comcast Corp.	4.650%	7/15/42	4	4
	Comcast Corp.	3.400%	7/15/46	2,514	1,784
	Comcast Corp.	3.969%	11/1/47	2,640	2,029
	Comcast Corp.	4.000%	3/1/48	2,034	1,570
	Comcast Corp.	4.700%	10/15/48	1,850	1,584
	Comcast Corp.	3.999%	11/1/49	3,287	2,501
	Comcast Corp.	3.450%	2/1/50	3,812	2,621
	Comcast Corp.	2.800%	1/15/51	3,912	2,342
	Comcast Corp.	2.887%	11/1/51	12,693	7,716
	Comcast Corp.	2.450%	8/15/52	1,915	1,041
	Comcast Corp.	5.350%	5/15/53	2,721	2,520
	Comcast Corp.	5.650%	6/1/54	1,805	1,755
	Comcast Corp.	2.937%	11/1/56	11,629	6,827
	Comcast Corp.	4.950%	10/15/58	1,380	1,181
	Comcast Corp.	2.650%	8/15/62	2,140	1,116
	Comcast Corp.	2.987%	11/1/63	6,110	3,435
	Comcast Corp.	5.500%	5/15/64	3,100	2,886
	Electronic Arts Inc.	2.950%	2/15/51	3,875	2,419
	Fox Corp.	5.476%	1/25/39	2,527	2,469
	Fox Corp.	5.576%	1/25/49	1,051	985
	Grupo Televisa SAB	6.625%	1/15/40	957	895
	Grupo Televisa SAB	5.000%	5/13/45	1,245	895
	Grupo Televisa SAB	6.125%	1/31/46	1,545	1,273
	Grupo Televisa SAB	5.250%	5/24/49	1,021	729
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	890	661
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	798	740
	Meta Platforms Inc.	4.450%	8/15/52	4,549	3,834
	Meta Platforms Inc.	5.600%	5/15/53	5,442	5,440
	Meta Platforms Inc.	5.400%	8/15/54	5,050	4,923
105

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.650%	8/15/62	1,903	1,604
	Meta Platforms Inc.	5.750%	5/15/63	1,527	1,541
	Meta Platforms Inc.	5.550%	8/15/64	3,947	3,858
	NBCUniversal Media LLC	4.450%	1/15/43	2,575	2,216
	Orange SA	5.375%	1/13/42	625	609
	Orange SA	5.500%	2/6/44	1,071	1,054
	Paramount Global	6.875%	4/30/36	2,266	2,321
	Paramount Global	4.850%	7/1/42	1,683	1,328
	Paramount Global	4.375%	3/15/43	3,395	2,500
	Paramount Global	5.850%	9/1/43	1,165	1,012
	Paramount Global	5.250%	4/1/44	877	698
	Paramount Global	4.900%	8/15/44	1	1
	Paramount Global	4.600%	1/15/45	2,535	1,878
	Paramount Global	4.950%	5/19/50	1,707	1,305
	Rogers Communications Inc.	4.500%	3/15/42	1,600	1,365
	Rogers Communications Inc.	5.450%	10/1/43	1,190	1,117
	Rogers Communications Inc.	5.000%	3/15/44	4,014	3,573
	Rogers Communications Inc.	4.300%	2/15/48	846	682
	Rogers Communications Inc.	4.350%	5/1/49	1,141	917
	Rogers Communications Inc.	4.550%	3/15/52	3,220	2,619
	Telefonica Emisiones SA	7.045%	6/20/36	2,279	2,532
	Telefonica Emisiones SA	4.665%	3/6/38	550	495
	Telefonica Emisiones SA	5.213%	3/8/47	2,818	2,492
	Telefonica Emisiones SA	4.895%	3/6/48	3,301	2,777
	Telefonica Emisiones SA	5.520%	3/1/49	2,534	2,312
	TELUS Corp.	4.600%	11/16/48	1,210	1,010
	TELUS Corp.	4.300%	6/15/49	501	391
	Time Warner Cable LLC	6.550%	5/1/37	912	942
	Time Warner Cable LLC	7.300%	7/1/38	75	82
	Time Warner Cable LLC	6.750%	6/15/39	1,861	1,930
	Time Warner Cable LLC	5.875%	11/15/40	1,317	1,264
	Time Warner Cable LLC	5.500%	9/1/41	1,195	1,086
	Time Warner Cable LLC	4.500%	9/15/42	2,320	1,847
	T-Mobile USA Inc.	4.375%	4/15/40	2,910	2,574
	T-Mobile USA Inc.	3.000%	2/15/41	4,181	3,057
	T-Mobile USA Inc.	4.500%	4/15/50	4,158	3,435
	T-Mobile USA Inc.	3.300%	2/15/51	4,540	3,008
	T-Mobile USA Inc.	3.400%	10/15/52	5,662	3,778
	T-Mobile USA Inc.	5.650%	1/15/53	237	229
	T-Mobile USA Inc.	5.750%	1/15/54	3,272	3,204
	T-Mobile USA Inc.	6.000%	6/15/54	2,375	2,416
	T-Mobile USA Inc.	5.250%	6/15/55	1,600	1,459
	T-Mobile USA Inc.	5.875%	11/15/55	1,976	1,981
	T-Mobile USA Inc.	3.600%	11/15/60	3,439	2,289
	T-Mobile USA Inc.	5.800%	9/15/62	2,105	2,063
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	989	842
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,197	955
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,008	1,672
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,240	1,516
	Uber Technologies Inc.	5.350%	9/15/54	2,145	2,004
	Verizon Communications Inc.	4.272%	1/15/36	1,678	1,551
	Verizon Communications Inc.	5.250%	3/16/37	3,087	3,074
[4]	Verizon Communications Inc.	5.401%	7/2/37	1,400	1,408
	Verizon Communications Inc.	4.812%	3/15/39	2,070	1,942
	Verizon Communications Inc.	2.650%	11/20/40	3,325	2,345
	Verizon Communications Inc.	3.400%	3/22/41	9,236	7,121
	Verizon Communications Inc.	2.850%	9/3/41	2,066	1,461
	Verizon Communications Inc.	4.750%	11/1/41	3,319	2,987
	Verizon Communications Inc.	3.850%	11/1/42	1,115	890
	Verizon Communications Inc.	4.125%	8/15/46	3,172	2,547
	Verizon Communications Inc.	4.862%	8/21/46	4,104	3,664
	Verizon Communications Inc.	5.500%	3/16/47	500	486
	Verizon Communications Inc.	4.522%	9/15/48	2,757	2,331
	Verizon Communications Inc.	4.000%	3/22/50	308	235
	Verizon Communications Inc.	2.875%	11/20/50	3,776	2,351
	Verizon Communications Inc.	3.550%	3/22/51	6,521	4,665
	Verizon Communications Inc.	3.875%	3/1/52	1,731	1,285
	Verizon Communications Inc.	4.672%	3/15/55	2,225	1,875
	Verizon Communications Inc.	2.987%	10/30/56	7,118	4,285
	Verizon Communications Inc.	3.000%	11/20/60	3,778	2,222
106

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.700%	3/22/61	5,704	3,933
	Vodafone Group plc	6.150%	2/27/37	1,055	1,129
	Vodafone Group plc	5.250%	5/30/48	2,130	1,949
	Vodafone Group plc	4.875%	6/19/49	4,870	4,188
	Vodafone Group plc	4.250%	9/17/50	1,454	1,132
	Vodafone Group plc	5.625%	2/10/53	982	926
	Vodafone Group plc	5.750%	6/28/54	1,112	1,066
	Vodafone Group plc	5.750%	2/10/63	915	857
	Vodafone Group plc	5.875%	6/28/64	1,685	1,615
	Walt Disney Co.	6.400%	12/15/35	1,656	1,863
	Walt Disney Co.	6.150%	3/1/37	968	1,056
	Walt Disney Co.	6.650%	11/15/37	445	509
	Walt Disney Co.	4.625%	3/23/40	755	720
	Walt Disney Co.	3.500%	5/13/40	4,944	4,057
	Walt Disney Co.	6.150%	2/15/41	519	554
	Walt Disney Co.	5.400%	10/1/43	1,279	1,271
	Walt Disney Co.	4.750%	9/15/44	2,387	2,154
	Walt Disney Co.	4.750%	11/15/46	1,782	1,603
	Walt Disney Co.	2.750%	9/1/49	4,334	2,726
	Walt Disney Co.	4.700%	3/23/50	751	670
	Walt Disney Co.	3.600%	1/13/51	5,373	3,966
	Walt Disney Co.	3.800%	5/13/60	2,920	2,131
[2]	Warnermedia Holdings Inc.	5.050%	3/15/42	290	195
[2]	Warnermedia Holdings Inc.	5.141%	3/15/52	195	120
					392,889
Consumer Discretionary (2.4%)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,801	2,472
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,660	1,154
	Alibaba Group Holding Ltd.	4.200%	12/6/47	2,570	2,058
	Alibaba Group Holding Ltd.	3.150%	2/9/51	2,266	1,470
[4]	Alibaba Group Holding Ltd.	5.625%	11/26/54	370	360
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,499	1,192
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,200	742
	Amazon.com Inc.	3.875%	8/22/37	5,505	4,978
	Amazon.com Inc.	2.875%	5/12/41	1,039	775
	Amazon.com Inc.	4.950%	12/5/44	1,915	1,855
	Amazon.com Inc.	4.050%	8/22/47	5,050	4,173
	Amazon.com Inc.	2.500%	6/3/50	4,857	2,919
	Amazon.com Inc.	3.100%	5/12/51	5,935	4,000
	Amazon.com Inc.	3.950%	4/13/52	974	769
	Amazon.com Inc.	4.250%	8/22/57	4,155	3,404
	Amazon.com Inc.	2.700%	6/3/60	3,557	2,042
	Amazon.com Inc.	3.250%	5/12/61	4,220	2,747
	Amazon.com Inc.	4.100%	4/13/62	2,194	1,714
[2]	American University	3.672%	4/1/49	2,805	2,111
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	585	443
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	960	823
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	2,535	1,523
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	985	706
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	290	260
	BorgWarner Inc.	4.375%	3/15/45	723	597
[2]	Brown University	2.924%	9/1/50	881	581
	Brunswick Corp.	5.100%	4/1/52	536	411
[2]	California Endowment	2.498%	4/1/51	780	453
	California Institute of Technology	4.321%	8/1/45	2,325	1,989
	California Institute of Technology	4.700%	11/1/11	750	612
	California Institute of Technology	3.650%	9/1/19	685	434
[2]	Case Western Reserve University	5.405%	6/1/22	350	326
	Darden Restaurants Inc.	4.550%	2/15/48	625	509
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2	1
	DR Horton Inc.	5.500%	10/15/35	1,027	1,046
[2]	Duke University	2.682%	10/1/44	1,194	849
[2]	Duke University	2.757%	10/1/50	505	321
[2]	Duke University	2.832%	10/1/55	1,597	975
	eBay Inc.	4.000%	7/15/42	1,501	1,218
	eBay Inc.	3.650%	5/10/51	815	590
[2]	Emory University	2.969%	9/1/50	1,000	651
[2]	Ford Foundation	2.415%	6/1/50	221	130
[2]	Ford Foundation	2.815%	6/1/70	4	2
107

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Co.	4.750%	1/15/43	3,853	2,964
	Ford Motor Co.	5.291%	12/8/46	1,736	1,398
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,440	1,151
	General Motors Co.	6.600%	4/1/36	1,636	1,730
	General Motors Co.	5.150%	4/1/38	2,100	1,949
	General Motors Co.	6.250%	10/2/43	2,472	2,424
	General Motors Co.	5.200%	4/1/45	2,472	2,119
	General Motors Co.	6.750%	4/1/46	525	537
	General Motors Co.	5.400%	4/1/48	926	806
	General Motors Co.	5.950%	4/1/49	1,295	1,208
	General Motors Financial Co. Inc.	6.150%	7/15/35	1,750	1,787
[2]	George Washington University	4.300%	9/15/44	981	830
	George Washington University	4.868%	9/15/45	645	585
[2]	George Washington University	4.126%	9/15/48	759	606
[2]	Georgetown University	4.315%	4/1/49	743	614
[2]	Georgetown University	2.943%	4/1/50	707	456
[2]	Georgetown University	5.215%	10/1/18	550	484
	Harley-Davidson Inc.	4.625%	7/28/45	840	677
	Hasbro Inc.	6.350%	3/15/40	644	660
	Hasbro Inc.	5.100%	5/15/44	332	288
	Home Depot Inc.	5.875%	12/16/36	3,770	4,043
	Home Depot Inc.	3.300%	4/15/40	2,275	1,816
	Home Depot Inc.	5.400%	9/15/40	1,734	1,759
	Home Depot Inc.	5.950%	4/1/41	980	1,035
	Home Depot Inc.	4.200%	4/1/43	1,471	1,255
	Home Depot Inc.	4.875%	2/15/44	2,081	1,921
	Home Depot Inc.	4.400%	3/15/45	1,832	1,577
	Home Depot Inc.	4.250%	4/1/46	3,497	2,928
	Home Depot Inc.	3.900%	6/15/47	2,001	1,575
	Home Depot Inc.	4.500%	12/6/48	510	437
	Home Depot Inc.	3.125%	12/15/49	2,916	1,962
	Home Depot Inc.	3.350%	4/15/50	2,696	1,891
	Home Depot Inc.	2.375%	3/15/51	2,062	1,163
	Home Depot Inc.	3.625%	4/15/52	2,313	1,683
	Home Depot Inc.	4.950%	9/15/52	1,440	1,308
	Home Depot Inc.	5.300%	6/25/54	3,400	3,263
	Home Depot Inc.	3.500%	9/15/56	928	645
	Home Depot Inc.	5.400%	6/25/64	1,402	1,339
[5]	Honda Motor Co. Ltd.	5.337%	7/8/35	1,900	1,905
[2]	Howard University	5.209%	10/1/52	725	633
	JD.com Inc.	4.125%	1/14/50	670	527
[2]	Johns Hopkins University	4.083%	7/1/53	460	367
[2]	Johns Hopkins University	2.813%	1/1/60	583	344
	Lear Corp.	5.250%	5/15/49	735	632
	Lear Corp.	3.550%	1/15/52	980	627
	Leggett & Platt Inc.	3.500%	11/15/51	1,084	691
	Leland Stanford Junior University	3.647%	5/1/48	1,956	1,503
	Leland Stanford Junior University	2.413%	6/1/50	535	317
	Lowe's Cos. Inc.	5.000%	4/15/40	830	783
	Lowe's Cos. Inc.	2.800%	9/15/41	1,251	874
	Lowe's Cos. Inc.	4.250%	9/15/44	448	355
	Lowe's Cos. Inc.	3.700%	4/15/46	1,621	1,206
	Lowe's Cos. Inc.	4.050%	5/3/47	2,480	1,930
	Lowe's Cos. Inc.	4.550%	4/5/49	2,011	1,654
	Lowe's Cos. Inc.	5.125%	4/15/50	720	642
	Lowe's Cos. Inc.	3.000%	10/15/50	3,650	2,281
	Lowe's Cos. Inc.	3.500%	4/1/51	2,185	1,497
	Lowe's Cos. Inc.	4.250%	4/1/52	888	695
	Lowe's Cos. Inc.	5.625%	4/15/53	870	837
	Lowe's Cos. Inc.	5.750%	7/1/53	1,155	1,130
	Lowe's Cos. Inc.	4.450%	4/1/62	2,755	2,138
	Lowe's Cos. Inc.	5.800%	9/15/62	1,600	1,548
	Lowe's Cos. Inc.	5.850%	4/1/63	1,285	1,252
	Magna International Inc.	5.875%	6/1/35	575	589
	Marriott International Inc.	5.500%	4/15/37	2,516	2,516
	Masco Corp.	4.500%	5/15/47	749	608
	Masco Corp.	3.125%	2/15/51	580	362
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	726	488
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	737	417
	Massachusetts Institute of Technology	3.067%	4/1/52	940	631
108

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	5.618%	6/1/55	750	771
	Massachusetts Institute of Technology	5.600%	7/1/11	740	741
	Massachusetts Institute of Technology	4.678%	7/1/14	740	614
	Massachusetts Institute of Technology	3.885%	7/1/16	441	305
[2]	McDonald's Corp.	4.700%	12/9/35	1,703	1,662
[2]	McDonald's Corp.	6.300%	10/15/37	1,019	1,115
[2]	McDonald's Corp.	6.300%	3/1/38	2,006	2,192
[2]	McDonald's Corp.	5.700%	2/1/39	977	1,013
[2]	McDonald's Corp.	4.875%	7/15/40	1,005	947
[2]	McDonald's Corp.	3.700%	2/15/42	874	692
[2]	McDonald's Corp.	3.625%	5/1/43	540	416
[2]	McDonald's Corp.	4.600%	5/26/45	944	819
[2]	McDonald's Corp.	4.875%	12/9/45	1,951	1,759
[2]	McDonald's Corp.	4.450%	3/1/47	1,668	1,410
[2]	McDonald's Corp.	4.450%	9/1/48	1,030	861
[2]	McDonald's Corp.	3.625%	9/1/49	1,700	1,234
[2]	McDonald's Corp.	4.200%	4/1/50	2,235	1,776
[2]	McDonald's Corp.	5.150%	9/9/52	1,412	1,294
	McDonald's Corp.	5.450%	8/14/53	580	557
	MDC Holdings Inc.	6.000%	1/15/43	1,978	1,783
	NIKE Inc.	3.250%	3/27/40	1,850	1,473
	NIKE Inc.	3.625%	5/1/43	980	779
	NIKE Inc.	3.875%	11/1/45	1,044	832
	NIKE Inc.	3.375%	11/1/46	1,040	752
[2]	Northeastern University	2.894%	10/1/50	745	485
	Northwestern University	4.940%	12/1/35	1,150	1,159
[2]	Northwestern University	4.643%	12/1/44	977	912
[2]	Northwestern University	2.640%	12/1/50	374	231
[2]	Northwestern University	3.662%	12/1/57	972	696
	Owens Corning	7.000%	12/1/36	1,205	1,353
	Owens Corning	4.300%	7/15/47	979	789
	Owens Corning	4.400%	1/30/48	752	614
	Owens Corning	5.950%	6/15/54	970	980
	President & Fellows of Harvard College	4.875%	10/15/40	628	607
	President & Fellows of Harvard College	3.150%	7/15/46	1,445	1,035
	President & Fellows of Harvard College	2.517%	10/15/50	792	481
	President & Fellows of Harvard College	3.745%	11/15/52	470	360
	President & Fellows of Harvard College	3.300%	7/15/56	845	577
[2]	Rockefeller Foundation	2.492%	10/1/50	685	408
	Snap-on Inc.	4.100%	3/1/48	679	547
	Snap-on Inc.	3.100%	5/1/50	1,010	680
	Stanley Black & Decker Inc.	5.200%	9/1/40	810	770
	Stanley Black & Decker Inc.	4.850%	11/15/48	963	809
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,440	820
	Starbucks Corp.	4.300%	6/15/45	905	735
	Starbucks Corp.	3.750%	12/1/47	1,192	880
	Starbucks Corp.	4.500%	11/15/48	1,170	972
	Starbucks Corp.	4.450%	8/15/49	1,355	1,113
	Starbucks Corp.	3.350%	3/12/50	105	71
	Starbucks Corp.	3.500%	11/15/50	1,330	926
	Thomas Jefferson University	3.847%	11/1/57	1,118	775
	TJX Cos. Inc.	4.500%	4/15/50	957	835
[2]	Trustees of Boston College	3.129%	7/1/52	420	284
[2]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	625	598
	Trustees of Princeton University	5.700%	3/1/39	34	36
[2]	Trustees of Princeton University	2.516%	7/1/50	1,205	742
	Trustees of Princeton University	4.201%	3/1/52	740	620
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	920	532
	Trustees of the University of Pennsylvania	4.674%	9/1/12	505	414
	Trustees of the University of Pennsylvania	3.610%	2/15/19	440	280
[2]	University of Chicago	2.761%	4/1/45	735	569
[2]	University of Chicago	2.547%	4/1/50	1,408	901
[2]	University of Chicago	4.003%	10/1/53	3	2
[2]	University of Miami	4.063%	4/1/52	750	583
[2]	University of Notre Dame du Lac	3.438%	2/15/45	1,162	893
[2]	University of Notre Dame du Lac	3.394%	2/15/48	823	608
[2]	University of Southern California	3.028%	10/1/39	1,296	1,040
[2]	University of Southern California	3.841%	10/1/47	1,005	792
	University of Southern California	2.805%	10/1/50	921	583
[2]	University of Southern California	2.945%	10/1/51	915	588
109

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Southern California	4.976%	10/1/53	220	203
	University of Southern California	5.250%	10/1/11	425	393
[2]	University of Southern California	3.226%	10/1/20	381	218
[2]	Washington University	3.524%	4/15/54	875	627
	Washington University	4.349%	4/15/22	670	513
[2]	William Marsh Rice University	3.574%	5/15/45	1,724	1,355
[2]	William Marsh Rice University	3.774%	5/15/55	585	443
[2]	Yale University	2.402%	4/15/50	432	257
					203,728
Consumer Staples (3.2%)
	Altria Group Inc.	5.800%	2/14/39	3,702	3,750
	Altria Group Inc.	3.400%	2/4/41	1,249	926
	Altria Group Inc.	4.250%	8/9/42	1,312	1,068
	Altria Group Inc.	4.500%	5/2/43	891	742
	Altria Group Inc.	5.375%	1/31/44	787	743
	Altria Group Inc.	3.875%	9/16/46	3,523	2,601
	Altria Group Inc.	5.950%	2/14/49	2,176	2,165
	Altria Group Inc.	4.450%	5/6/50	2,430	1,907
	Altria Group Inc.	3.700%	2/4/51	3,632	2,513
	Altria Group Inc.	6.200%	2/14/59	230	231
	Altria Group Inc.	4.000%	2/4/61	960	677
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,317	9,091
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	17,454	15,988
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,543	1,504
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,134	2,855
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,022	5,130
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,661	5,755
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	648	819
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,138	2,018
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	3,126	2,654
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	6,719	6,677
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	185	162
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,105	3,181
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,040	1,081
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	611
	Archer-Daniels-Midland Co.	4.500%	3/15/49	505	431
	Archer-Daniels-Midland Co.	2.700%	9/15/51	985	598
	BAT Capital Corp.	5.625%	8/15/35	1,730	1,759
	BAT Capital Corp.	4.390%	8/15/37	3,935	3,520
	BAT Capital Corp.	7.079%	8/2/43	1,535	1,694
	BAT Capital Corp.	4.540%	8/15/47	4,529	3,659
	BAT Capital Corp.	4.758%	9/6/49	985	812
	BAT Capital Corp.	5.282%	4/2/50	1,834	1,621
	BAT Capital Corp.	5.650%	3/16/52	925	862
	BAT Capital Corp.	7.081%	8/2/53	1,630	1,815
	BAT Capital Corp.	6.250%	8/15/55	849	859
	Brown-Forman Corp.	4.500%	7/15/45	1,505	1,297
	Campbell's Co.	4.800%	3/15/48	1,597	1,389
	Campbell's Co.	3.125%	4/24/50	908	589
	Campbell's Co.	5.250%	10/13/54	865	787
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,180	923
	Coca-Cola Co.	2.500%	6/1/40	1,605	1,170
	Coca-Cola Co.	2.875%	5/5/41	1,755	1,317
	Coca-Cola Co.	4.200%	3/25/50	1,155	965
	Coca-Cola Co.	2.600%	6/1/50	4,870	3,002
	Coca-Cola Co.	3.000%	3/5/51	1,620	1,079
	Coca-Cola Co.	2.500%	3/15/51	2,134	1,280
	Coca-Cola Co.	5.300%	5/13/54	504	490
	Coca-Cola Co.	5.200%	1/14/55	3,071	2,939
	Coca-Cola Co.	2.750%	6/1/60	905	539
	Coca-Cola Co.	5.400%	5/13/64	1,800	1,758
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	815	768
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	710	596
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	885	695
	Conagra Brands Inc.	5.300%	11/1/38	2,639	2,524
	Conagra Brands Inc.	5.400%	11/1/48	921	831
	Constellation Brands Inc.	4.500%	5/9/47	1,265	1,051
	Constellation Brands Inc.	4.100%	2/15/48	1,160	902
	Constellation Brands Inc.	5.250%	11/15/48	1,096	1,006
110

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	3.750%	5/1/50	975	709
	Diageo Capital plc	5.875%	9/30/36	1,105	1,184
	Diageo Capital plc	3.875%	4/29/43	1,330	1,069
	Diageo Investment Corp.	4.250%	5/11/42	737	630
	Dollar General Corp.	4.125%	4/3/50	1,997	1,503
	Dollar Tree Inc.	3.375%	12/1/51	1,108	703
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,895	2,039
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	306
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,080	843
	Estee Lauder Cos. Inc.	3.125%	12/1/49	775	496
	General Mills Inc.	3.000%	2/1/51	1,169	748
	Haleon US Capital LLC	4.000%	3/24/52	1,696	1,310
	Hershey Co.	3.125%	11/15/49	1,608	1,079
	Hormel Foods Corp.	3.050%	6/3/51	1,040	681
	Ingredion Inc.	3.900%	6/1/50	555	407
	J M Smucker Co.	6.500%	11/15/43	1,125	1,193
	J M Smucker Co.	6.500%	11/15/53	1,535	1,641
[4,5]	JBS USA Holding Lux Sarl	5.500%	1/15/36	1,550	1,548
	JBS USA Holding Lux Sarl	4.375%	2/2/52	958	742
	JBS USA Holding Lux Sarl	6.500%	12/1/52	2,972	3,081
	JBS USA Holding Lux Sarl	7.250%	11/15/53	2,436	2,746
[4,5]	JBS USA Holding Lux Sarl	6.250%	3/1/56	1,750	1,756
[4,5]	JBS USA Holding Lux Sarl	6.375%	4/15/66	925	930
[4]	JBS USA LUX Sarl	6.375%	2/25/55	1,595	1,631
	Kellanova	4.500%	4/1/46	1,164	996
	Kellanova	5.750%	5/16/54	590	581
	Kenvue Inc.	5.100%	3/22/43	1,247	1,204
	Kenvue Inc.	5.050%	3/22/53	2,390	2,219
	Kenvue Inc.	5.200%	3/22/63	990	916
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,225	1,029
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,695	1,397
	Keurig Dr Pepper Inc.	3.800%	5/1/50	296	219
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,835	1,233
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,976	1,626
	Kimberly-Clark Corp.	6.625%	8/1/37	1,312	1,516
	Kimberly-Clark Corp.	5.300%	3/1/41	874	864
	Kimberly-Clark Corp.	3.200%	7/30/46	1,373	964
	Kimberly-Clark Corp.	2.875%	2/7/50	750	485
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	953
	Kraft Heinz Foods Co.	6.875%	1/26/39	1,205	1,334
	Kraft Heinz Foods Co.	6.500%	2/9/40	530	569
	Kraft Heinz Foods Co.	5.000%	6/4/42	1,010	911
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,061	1,868
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,931	4,796
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,630	2,257
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,156	1,080
	Kroger Co.	6.900%	4/15/38	419	471
	Kroger Co.	5.400%	7/15/40	1,329	1,302
	Kroger Co.	5.000%	4/15/42	489	446
	Kroger Co.	5.150%	8/1/43	1,299	1,204
	Kroger Co.	3.875%	10/15/46	636	483
	Kroger Co.	4.450%	2/1/47	2,624	2,172
	Kroger Co.	4.650%	1/15/48	1,160	983
	Kroger Co.	3.950%	1/15/50	1,662	1,251
	Kroger Co.	5.500%	9/15/54	2,829	2,683
	Kroger Co.	5.650%	9/15/64	1,765	1,672
	McCormick & Co. Inc.	4.200%	8/15/47	531	423
	Mead Johnson Nutrition Co.	5.900%	11/1/39	665	690
	Mead Johnson Nutrition Co.	4.600%	6/1/44	2,419	2,110
	Molson Coors Beverage Co.	5.000%	5/1/42	2,107	1,921
	Molson Coors Beverage Co.	4.200%	7/15/46	2,801	2,235
	Mondelez International Inc.	2.625%	9/4/50	1,862	1,103
	PepsiCo Inc.	2.625%	10/21/41	2,300	1,626
	PepsiCo Inc.	4.000%	3/5/42	1,448	1,225
	PepsiCo Inc.	3.600%	8/13/42	530	426
	PepsiCo Inc.	4.250%	10/22/44	13	11
	PepsiCo Inc.	4.450%	4/14/46	1,889	1,668
	PepsiCo Inc.	3.450%	10/6/46	2,286	1,706
	PepsiCo Inc.	4.000%	5/2/47	1,343	1,092
	PepsiCo Inc.	3.375%	7/29/49	1,600	1,147
111

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.875%	10/15/49	1,394	916
	PepsiCo Inc.	3.625%	3/19/50	3	2
	PepsiCo Inc.	2.750%	10/21/51	874	545
	PepsiCo Inc.	3.875%	3/19/60	695	522
	Philip Morris International Inc.	6.375%	5/16/38	2,102	2,332
	Philip Morris International Inc.	4.375%	11/15/41	1,580	1,375
	Philip Morris International Inc.	4.500%	3/20/42	1,222	1,077
	Philip Morris International Inc.	3.875%	8/21/42	61	50
	Philip Morris International Inc.	4.125%	3/4/43	1,166	974
	Philip Morris International Inc.	4.875%	11/15/43	1,522	1,393
	Philip Morris International Inc.	4.250%	11/10/44	1,698	1,438
	Procter & Gamble Co.	5.550%	3/5/37	1	1
	Procter & Gamble Co.	3.550%	3/25/40	856	729
	Procter & Gamble Co.	3.500%	10/25/47	403	309
	Procter & Gamble Co.	3.600%	3/25/50	195	148
	Reynolds American Inc.	5.700%	8/15/35	976	996
	Reynolds American Inc.	7.250%	6/15/37	522	582
	Reynolds American Inc.	6.150%	9/15/43	1,395	1,414
	Reynolds American Inc.	5.850%	8/15/45	3,432	3,312
	Sysco Corp.	6.600%	4/1/40	1,692	1,846
	Sysco Corp.	4.500%	4/1/46	515	431
	Sysco Corp.	4.450%	3/15/48	1,280	1,062
	Sysco Corp.	3.300%	2/15/50	1,255	840
	Sysco Corp.	6.600%	4/1/50	1,980	2,145
	Sysco Corp.	3.150%	12/14/51	4	3
	Target Corp.	5.250%	2/15/36	1,625	1,640
	Target Corp.	6.500%	10/15/37	940	1,052
	Target Corp.	7.000%	1/15/38	750	870
	Target Corp.	4.000%	7/1/42	810	681
	Target Corp.	3.625%	4/15/46	2,172	1,639
	Target Corp.	3.900%	11/15/47	1,196	924
	Target Corp.	2.950%	1/15/52	3,100	1,963
	Target Corp.	4.800%	1/15/53	1,023	905
	Tyson Foods Inc.	4.550%	6/2/47	1,073	891
	Tyson Foods Inc.	5.100%	9/28/48	3,355	3,003
[2]	Unilever Capital Corp.	2.625%	8/12/51	1,627	992
	Walmart Inc.	5.250%	9/1/35	2,845	2,986
	Walmart Inc.	6.200%	4/15/38	988	1,111
	Walmart Inc.	3.950%	6/28/38	2,518	2,313
	Walmart Inc.	5.625%	4/1/40	982	1,046
	Walmart Inc.	5.000%	10/25/40	1,864	1,882
	Walmart Inc.	5.625%	4/15/41	510	541
	Walmart Inc.	4.000%	4/11/43	1,071	912
	Walmart Inc.	3.625%	12/15/47	1,072	831
	Walmart Inc.	4.050%	6/29/48	3,233	2,673
	Walmart Inc.	2.950%	9/24/49	940	635
	Walmart Inc.	2.650%	9/22/51	3,105	1,938
	Walmart Inc.	4.500%	9/9/52	1,699	1,486
	Walmart Inc.	4.500%	4/15/53	1,435	1,256
					267,030
Energy (4.0%)
	Apache Corp.	6.000%	1/15/37	826	817
	Apache Corp.	5.100%	9/1/40	1,448	1,220
	Apache Corp.	5.350%	7/1/49	630	502
	Baker Hughes Holdings LLC	5.125%	9/15/40	697	670
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,186	930
	BP Capital Markets America Inc.	3.060%	6/17/41	3,134	2,313
	BP Capital Markets America Inc.	3.000%	2/24/50	3,599	2,310
	BP Capital Markets America Inc.	2.772%	11/10/50	2,961	1,810
	BP Capital Markets America Inc.	2.939%	6/4/51	4,000	2,510
	BP Capital Markets America Inc.	3.001%	3/17/52	3,915	2,470
	BP Capital Markets America Inc.	3.379%	2/8/61	2,692	1,737
	Canadian Natural Resources Ltd.	6.500%	2/15/37	925	972
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,385	1,435
	Canadian Natural Resources Ltd.	6.750%	2/1/39	560	599
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,454	1,241
	Cenovus Energy Inc.	5.250%	6/15/37	1,581	1,493
	Cenovus Energy Inc.	6.750%	11/15/39	895	960
	Cenovus Energy Inc.	5.400%	6/15/47	926	821
112

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	3.750%	2/15/52	1,180	801
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,579	2,108
[4,5]	Cheniere Energy Partners LP	5.550%	10/30/35	1,725	1,739
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,600	1,439
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,850	1,385
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,729	2,016
	Columbia Pipeline Group Inc.	5.800%	6/1/45	900	870
	ConocoPhillips	5.900%	5/15/38	1,632	1,719
	ConocoPhillips	6.500%	2/1/39	2,382	2,659
	ConocoPhillips	4.875%	10/1/47	710	628
	ConocoPhillips Co.	3.758%	3/15/42	1,405	1,124
	ConocoPhillips Co.	4.300%	11/15/44	1,656	1,378
	ConocoPhillips Co.	3.800%	3/15/52	1,995	1,448
	ConocoPhillips Co.	5.300%	5/15/53	1,967	1,816
	ConocoPhillips Co.	5.550%	3/15/54	1,070	1,022
	ConocoPhillips Co.	5.500%	1/15/55	1,830	1,735
	ConocoPhillips Co.	4.025%	3/15/62	3,347	2,410
	ConocoPhillips Co.	5.700%	9/15/63	1,175	1,126
	ConocoPhillips Co.	5.650%	1/15/65	1,030	978
	Continental Resources Inc.	4.900%	6/1/44	1,227	965
	Coterra Energy Inc.	5.900%	2/15/55	1,170	1,089
	DCP Midstream Operating LP	5.600%	4/1/44	765	699
	Devon Energy Corp.	5.600%	7/15/41	1,960	1,811
	Devon Energy Corp.	5.000%	6/15/45	2,325	1,936
	Devon Energy Corp.	5.750%	9/15/54	1,180	1,063
	Diamondback Energy Inc.	4.400%	3/24/51	1,125	869
	Diamondback Energy Inc.	4.250%	3/15/52	987	744
	Diamondback Energy Inc.	6.250%	3/15/53	195	193
	Diamondback Energy Inc.	5.750%	4/18/54	3,085	2,864
	Diamondback Energy Inc.	5.900%	4/18/64	2,143	1,988
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	1,805	1,728
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	650	673
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	460	402
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	870	736
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	227	261
	Enbridge Energy Partners LP	5.500%	9/15/40	780	753
	Enbridge Energy Partners LP	7.375%	10/15/45	990	1,133
	Enbridge Inc.	4.500%	6/10/44	1,107	910
	Enbridge Inc.	5.500%	12/1/46	967	923
	Enbridge Inc.	3.400%	8/1/51	4,080	2,705
	Enbridge Inc.	6.700%	11/15/53	1,087	1,176
	Enbridge Inc.	5.950%	4/5/54	2,365	2,341
	Energy Transfer LP	6.625%	10/15/36	963	1,040
[2]	Energy Transfer LP	5.800%	6/15/38	840	844
	Energy Transfer LP	7.500%	7/1/38	970	1,109
	Energy Transfer LP	6.050%	6/1/41	1,819	1,817
	Energy Transfer LP	6.500%	2/1/42	2,030	2,108
	Energy Transfer LP	5.150%	2/1/43	754	659
	Energy Transfer LP	5.950%	10/1/43	1,035	991
	Energy Transfer LP	5.300%	4/1/44	280	250
	Energy Transfer LP	5.000%	5/15/44	699	602
	Energy Transfer LP	5.150%	3/15/45	1,001	882
	Energy Transfer LP	5.350%	5/15/45	257	232
	Energy Transfer LP	6.125%	12/15/45	1,461	1,436
	Energy Transfer LP	5.300%	4/15/47	1,795	1,581
	Energy Transfer LP	5.400%	10/1/47	2,198	1,960
	Energy Transfer LP	6.000%	6/15/48	1,601	1,540
	Energy Transfer LP	6.250%	4/15/49	5,066	5,003
	Energy Transfer LP	5.000%	5/15/50	2,169	1,815
	Energy Transfer LP	5.950%	5/15/54	3,215	3,055
	Energy Transfer LP	6.050%	9/1/54	2,212	2,125
	Energy Transfer LP	6.200%	4/1/55	1,132	1,115
	Enterprise Products Operating LLC	5.200%	1/15/36	1,450	1,461
	Enterprise Products Operating LLC	7.550%	4/15/38	980	1,164
	Enterprise Products Operating LLC	6.125%	10/15/39	845	901
	Enterprise Products Operating LLC	5.700%	2/15/42	865	872
	Enterprise Products Operating LLC	4.850%	8/15/42	1,435	1,312
	Enterprise Products Operating LLC	4.450%	2/15/43	1,080	934
	Enterprise Products Operating LLC	4.850%	3/15/44	638	576
	Enterprise Products Operating LLC	5.100%	2/15/45	2,800	2,603
113

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.900%	5/15/46	942	847
	Enterprise Products Operating LLC	4.250%	2/15/48	2,090	1,695
	Enterprise Products Operating LLC	4.800%	2/1/49	1,539	1,342
	Enterprise Products Operating LLC	4.200%	1/31/50	2,305	1,829
	Enterprise Products Operating LLC	3.700%	1/31/51	1,445	1,046
	Enterprise Products Operating LLC	3.200%	2/15/52	2,674	1,746
	Enterprise Products Operating LLC	3.300%	2/15/53	2,166	1,434
	Enterprise Products Operating LLC	4.950%	10/15/54	2,007	1,755
	Enterprise Products Operating LLC	5.550%	2/16/55	2,875	2,773
	Enterprise Products Operating LLC	3.950%	1/31/60	1,925	1,405
[5]	EOG Resources Inc.	5.350%	1/15/36	2,450	2,484
	EOG Resources Inc.	4.950%	4/15/50	998	886
	EOG Resources Inc.	5.650%	12/1/54	790	773
[5]	EOG Resources Inc.	5.950%	7/15/55	725	738
	Exxon Mobil Corp.	2.995%	8/16/39	1,693	1,321
	Exxon Mobil Corp.	4.227%	3/19/40	4,022	3,596
	Exxon Mobil Corp.	3.567%	3/6/45	754	579
	Exxon Mobil Corp.	4.114%	3/1/46	4,732	3,886
	Exxon Mobil Corp.	3.095%	8/16/49	2,255	1,510
	Exxon Mobil Corp.	4.327%	3/19/50	4,545	3,773
	Exxon Mobil Corp.	3.452%	4/15/51	4,119	2,919
	Halliburton Co.	4.850%	11/15/35	3,155	3,037
	Halliburton Co.	6.700%	9/15/38	2,056	2,256
	Halliburton Co.	4.500%	11/15/41	1,265	1,084
	Halliburton Co.	4.750%	8/1/43	2,121	1,843
	Halliburton Co.	5.000%	11/15/45	3,349	2,964
	Hess Corp.	6.000%	1/15/40	781	822
	Hess Corp.	5.600%	2/15/41	2,477	2,460
	Hess Corp.	5.800%	4/1/47	415	412
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	975	1,034
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	990	1,097
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	881	935
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	948	1,010
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,000	961
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	842	753
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	635	551
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	2,085	1,856
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	971	917
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	950	881
	Kinder Morgan Inc.	5.550%	6/1/45	2,838	2,682
	Kinder Morgan Inc.	5.050%	2/15/46	1,508	1,333
	Kinder Morgan Inc.	5.200%	3/1/48	1,890	1,701
	Kinder Morgan Inc.	3.250%	8/1/50	1,129	731
	Kinder Morgan Inc.	3.600%	2/15/51	1,095	755
	Kinder Morgan Inc.	5.950%	8/1/54	2,265	2,228
	Marathon Petroleum Corp.	6.500%	3/1/41	2,615	2,729
	Marathon Petroleum Corp.	4.750%	9/15/44	1,922	1,601
	Marathon Petroleum Corp.	5.000%	9/15/54	1,056	864
	MPLX LP	4.500%	4/15/38	4,509	3,992
	MPLX LP	5.200%	3/1/47	1,144	1,000
	MPLX LP	5.200%	12/1/47	1,600	1,395
	MPLX LP	4.700%	4/15/48	1,790	1,452
	MPLX LP	5.500%	2/15/49	2,824	2,555
	MPLX LP	4.950%	3/14/52	2,057	1,704
	MPLX LP	5.650%	3/1/53	865	796
	MPLX LP	5.950%	4/1/55	676	644
	NOV Inc.	3.950%	12/1/42	1,813	1,361
	Occidental Petroleum Corp.	6.450%	9/15/36	3,358	3,438
	Occidental Petroleum Corp.	6.200%	3/15/40	1,276	1,244
	Occidental Petroleum Corp.	6.600%	3/15/46	2,144	2,115
	Occidental Petroleum Corp.	4.400%	4/15/46	581	427
	Occidental Petroleum Corp.	4.200%	3/15/48	525	360
	Occidental Petroleum Corp.	6.050%	10/1/54	1,260	1,154
	ONEOK Inc.	5.150%	10/15/43	820	728
	ONEOK Inc.	5.600%	4/1/44	1,410	1,286
	ONEOK Inc.	5.050%	4/1/45	1,108	941
	ONEOK Inc.	4.250%	9/15/46	627	477
	ONEOK Inc.	5.450%	6/1/47	940	835
	ONEOK Inc.	4.950%	7/13/47	995	835
	ONEOK Inc.	5.200%	7/15/48	1,505	1,310
114

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.450%	9/1/49	950	730
	ONEOK Inc.	3.950%	3/1/50	1,809	1,288
	ONEOK Inc.	4.500%	3/15/50	1,650	1,272
	ONEOK Inc.	7.150%	1/15/51	1,119	1,205
	ONEOK Inc.	6.625%	9/1/53	1,910	1,986
	ONEOK Inc.	5.700%	11/1/54	2,300	2,122
	ONEOK Inc.	5.850%	11/1/64	1,355	1,258
	ONEOK Partners LP	6.650%	10/1/36	895	962
	ONEOK Partners LP	6.850%	10/15/37	970	1,059
	ONEOK Partners LP	6.125%	2/1/41	947	947
	ONEOK Partners LP	6.200%	9/15/43	971	967
	Ovintiv Inc.	6.625%	8/15/37	1,313	1,343
	Ovintiv Inc.	6.500%	2/1/38	1,070	1,079
	Ovintiv Inc.	7.100%	7/15/53	20	21
	Phillips 66	5.875%	5/1/42	3,775	3,754
	Phillips 66	4.875%	11/15/44	2,178	1,892
	Phillips 66	3.300%	3/15/52	1,815	1,168
	Phillips 66 Co.	4.680%	2/15/45	645	541
	Phillips 66 Co.	4.900%	10/1/46	1,660	1,404
	Plains All American Pipeline LP	6.650%	1/15/37	3	3
	Plains All American Pipeline LP	5.150%	6/1/42	1,110	989
	Plains All American Pipeline LP	4.300%	1/31/43	485	385
	Plains All American Pipeline LP	4.700%	6/15/44	1,338	1,112
	Plains All American Pipeline LP	4.900%	2/15/45	1,310	1,117
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	985	1,031
[2]	Shell Finance US Inc.	4.550%	8/12/43	2,089	1,844
[2]	Shell Finance US Inc.	4.375%	5/11/45	4,680	3,961
[2]	Shell Finance US Inc.	4.000%	5/10/46	3,907	3,113
[2]	Shell Finance US Inc.	3.750%	9/12/46	1,744	1,343
[2]	Shell Finance US Inc.	3.250%	4/6/50	2,567	1,758
	Shell International Finance BV	6.375%	12/15/38	2,017	2,240
	Shell International Finance BV	5.500%	3/25/40	1,920	1,956
	Shell International Finance BV	2.875%	11/26/41	2,299	1,657
	Shell International Finance BV	3.625%	8/21/42	1,497	1,173
	Shell International Finance BV	3.125%	11/7/49	825	552
	Shell International Finance BV	3.000%	11/26/51	2,216	1,426
[4]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	880	836
	Spectra Energy Partners LP	5.950%	9/25/43	782	768
	Spectra Energy Partners LP	4.500%	3/15/45	923	759
	Suncor Energy Inc.	6.800%	5/15/38	754	815
	Suncor Energy Inc.	6.850%	6/1/39	1,077	1,173
	Suncor Energy Inc.	4.000%	11/15/47	1,040	770
	Suncor Energy Inc.	3.750%	3/4/51	1,100	772
	Targa Resources Corp.	5.550%	8/15/35	1,371	1,378
	Targa Resources Corp.	5.650%	2/15/36	700	706
	Targa Resources Corp.	4.950%	4/15/52	765	638
	Targa Resources Corp.	6.250%	7/1/52	200	198
	Targa Resources Corp.	6.500%	2/15/53	1,460	1,499
	Targa Resources Corp.	6.125%	5/15/55	2,106	2,062
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	100	116
	TotalEnergies Capital International SA	2.986%	6/29/41	915	675
	TotalEnergies Capital International SA	3.461%	7/12/49	1,825	1,295
	TotalEnergies Capital International SA	3.127%	5/29/50	4,285	2,829
	TotalEnergies Capital International SA	3.386%	6/29/60	2,055	1,350
	TotalEnergies Capital SA	5.488%	4/5/54	1,505	1,448
	TotalEnergies Capital SA	5.275%	9/10/54	1,235	1,157
	TotalEnergies Capital SA	5.638%	4/5/64	2,640	2,559
	TotalEnergies Capital SA	5.425%	9/10/64	2,505	2,343
	TransCanada PipeLines Ltd.	5.850%	3/15/36	845	871
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,023	2,121
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,839	3,222
	TransCanada PipeLines Ltd.	7.625%	1/15/39	237	277
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,070	1,111
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	755	725
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	700	595
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,135	953
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	870	660
	Valero Energy Corp.	6.625%	6/15/37	2,425	2,613
	Valero Energy Corp.	4.900%	3/15/45	400	351
	Valero Energy Corp.	3.650%	12/1/51	1,611	1,084
115

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.000%	6/1/52	380	269
	Western Midstream Operating LP	5.450%	4/1/44	992	863
	Western Midstream Operating LP	5.300%	3/1/48	1,965	1,644
	Western Midstream Operating LP	5.500%	8/15/48	880	753
	Western Midstream Operating LP	5.250%	2/1/50	987	831
	Williams Cos. Inc.	5.300%	9/30/35	1,200	1,201
	Williams Cos. Inc.	6.300%	4/15/40	2,070	2,200
	Williams Cos. Inc.	5.400%	3/4/44	1,530	1,438
	Williams Cos. Inc.	5.750%	6/24/44	920	903
	Williams Cos. Inc.	5.100%	9/15/45	2,530	2,294
	Williams Cos. Inc.	4.850%	3/1/48	2,215	1,919
	Williams Cos. Inc.	3.500%	10/15/51	1,493	1,024
	Williams Cos. Inc.	5.300%	8/15/52	740	676
	Williams Cos. Inc.	5.800%	11/15/54	935	914
	Williams Cos. Inc.	6.000%	3/15/55	725	725
	Woodside Finance Ltd.	5.700%	9/12/54	1,225	1,106
					339,190
Financials (6.0%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,338	1,873
	Aflac Inc.	4.000%	10/15/46	1,414	1,108
	Alleghany Corp.	4.900%	9/15/44	865	789
	Alleghany Corp.	3.250%	8/15/51	1,460	980
	Allstate Corp.	5.950%	4/1/36	1,005	1,070
	Allstate Corp.	4.200%	12/15/46	894	730
	Allstate Corp.	3.850%	8/10/49	1,663	1,271
[2]	Allstate Corp.	6.500%	5/15/57	750	769
	American Express Co.	4.050%	12/3/42	1,446	1,224
	American Financial Group Inc.	4.500%	6/15/47	975	790
	American International Group Inc.	4.500%	7/16/44	990	864
	American International Group Inc.	4.750%	4/1/48	1,523	1,351
	American International Group Inc.	4.375%	6/30/50	2,080	1,741
	American National Group Inc.	6.000%	7/15/35	1,125	1,130
	Aon Corp.	6.250%	9/30/40	435	462
	Aon Corp.	2.900%	8/23/51	1,455	899
	Aon Corp.	3.900%	2/28/52	1,472	1,090
	Aon Global Ltd.	4.600%	6/14/44	892	773
	Aon Global Ltd.	4.750%	5/15/45	1,309	1,145
	Aon North America Inc.	5.750%	3/1/54	3,445	3,395
	Apollo Global Management Inc.	5.800%	5/21/54	1,740	1,721
	Arch Capital Finance LLC	5.031%	12/15/46	810	733
	Arch Capital Group Ltd.	3.635%	6/30/50	1,434	1,048
	Arch Capital Group US Inc.	5.144%	11/1/43	951	886
	Ares Management Corp.	5.600%	10/11/54	975	921
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,352	940
	Arthur J Gallagher & Co.	3.050%	3/9/52	910	574
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,270	1,246
	Arthur J Gallagher & Co.	6.750%	2/15/54	980	1,086
	Arthur J Gallagher & Co.	5.750%	7/15/54	950	931
	Arthur J Gallagher & Co.	5.550%	2/15/55	1,230	1,180
	Athene Holding Ltd.	3.950%	5/25/51	1,365	963
	Athene Holding Ltd.	3.450%	5/15/52	1,435	914
	Athene Holding Ltd.	6.250%	4/1/54	1,540	1,519
	Athene Holding Ltd.	6.625%	5/19/55	1,750	1,799
	Bank of America Corp.	6.110%	1/29/37	4,476	4,729
[2]	Bank of America Corp.	4.244%	4/24/38	2,817	2,566
	Bank of America Corp.	7.750%	5/14/38	988	1,180
[2]	Bank of America Corp.	4.078%	4/23/40	4,296	3,731
[2]	Bank of America Corp.	2.676%	6/19/41	10,341	7,370
[2]	Bank of America Corp.	5.875%	2/7/42	1,360	1,421
	Bank of America Corp.	3.311%	4/22/42	8,209	6,302
[2]	Bank of America Corp.	5.000%	1/21/44	3,716	3,511
[2]	Bank of America Corp.	4.875%	4/1/44	1,098	1,017
[2]	Bank of America Corp.	3.946%	1/23/49	987	773
[2]	Bank of America Corp.	4.330%	3/15/50	5,555	4,613
[2]	Bank of America Corp.	4.083%	3/20/51	10,695	8,502
[2]	Bank of America Corp.	2.831%	10/24/51	2,240	1,400
[2]	Bank of America Corp.	3.483%	3/13/52	990	706
	Bank of America Corp.	2.972%	7/21/52	4,383	2,831
[2]	Bank of America NA	6.000%	10/15/36	711	751
116

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.811%	3/10/42	1,820	1,425
	Barclays plc	3.330%	11/24/42	1,933	1,433
	Barclays plc	5.250%	8/17/45	2,296	2,203
	Barclays plc	4.950%	1/10/47	2,823	2,564
	Barclays plc	6.036%	3/12/55	2,030	2,082
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	390	422
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,327	1,226
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,033	911
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,954	4,163
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,955	1,653
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	1,200	775
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,020	3,883
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,473	1,374
	BlackRock Funding Inc.	5.250%	3/14/54	2,999	2,880
	BlackRock Funding Inc.	5.350%	1/8/55	1,229	1,198
	Blue Owl Finance LLC	4.125%	10/7/51	675	460
	Brighthouse Financial Inc.	4.700%	6/22/47	1,738	1,331
	Brookfield Finance Inc.	4.700%	9/20/47	1,273	1,085
	Brookfield Finance Inc.	3.500%	3/30/51	945	641
	Brookfield Finance Inc.	3.625%	2/15/52	995	685
	Brookfield Finance Inc.	5.968%	3/4/54	1,397	1,396
	Brookfield Finance Inc.	5.813%	3/3/55	800	783
	Brookfield Finance LLC	3.450%	4/15/50	1,210	821
	Brown & Brown Inc.	4.950%	3/17/52	985	850
	Brown & Brown Inc.	6.250%	6/23/55	1,600	1,650
	Chubb Corp.	6.000%	5/11/37	713	774
[2]	Chubb Corp.	6.500%	5/15/38	600	675
	Chubb INA Holdings LLC	6.700%	5/15/36	555	631
	Chubb INA Holdings LLC	4.150%	3/13/43	1,807	1,540
	Chubb INA Holdings LLC	4.350%	11/3/45	1,285	1,112
	Chubb INA Holdings LLC	2.850%	12/15/51	2,642	1,694
	Chubb INA Holdings LLC	3.050%	12/15/61	1,807	1,117
	Citigroup Inc.	6.125%	8/25/36	1,056	1,093
[2]	Citigroup Inc.	3.878%	1/24/39	3,722	3,207
	Citigroup Inc.	8.125%	7/15/39	1,774	2,233
[2]	Citigroup Inc.	5.316%	3/26/41	2,204	2,152
	Citigroup Inc.	5.875%	1/30/42	1,360	1,407
	Citigroup Inc.	6.675%	9/13/43	1,729	1,888
	Citigroup Inc.	5.300%	5/6/44	1,630	1,525
	Citigroup Inc.	4.650%	7/30/45	907	797
	Citigroup Inc.	4.750%	5/18/46	4,189	3,586
[2]	Citigroup Inc.	4.281%	4/24/48	1,722	1,416
	Citigroup Inc.	4.650%	7/23/48	4,085	3,523
	Citigroup Inc.	5.612%	3/4/56	3,125	3,065
	CME Group Inc.	5.300%	9/15/43	1,113	1,116
	CME Group Inc.	4.150%	6/15/48	1,025	865
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,234	2,199
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,369	1,380
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,959	2,795
	Corebridge Financial Inc.	4.350%	4/5/42	1,160	972
	Corebridge Financial Inc.	4.400%	4/5/52	2,780	2,224
	Equitable Holdings Inc.	5.000%	4/20/48	1,824	1,612
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	765	675
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,410	963
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,135	1,323
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	1,425	1,449
	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	255	252
[4]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	400	408
	Fidelity National Financial Inc.	3.200%	9/17/51	725	450
	Fifth Third Bancorp	8.250%	3/1/38	378	455
	Franklin Resources Inc.	2.950%	8/12/51	1,260	772
	GATX Corp.	3.100%	6/1/51	1,649	1,027
	GATX Corp.	6.050%	6/5/54	1,160	1,159
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,755	2,643
	Goldman Sachs Group Inc.	6.450%	5/1/36	761	813
	Goldman Sachs Group Inc.	6.750%	10/1/37	9,528	10,455
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,305	5,495
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,314	2,085
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,773	4,035
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,095	3,808
117

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.436%	2/24/43	3,302	2,519
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,867	1,678
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,395	1,254
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,008	894
	Goldman Sachs Group Inc.	5.561%	11/19/45	7,350	7,238
	Goldman Sachs Group Inc.	5.734%	1/28/56	2,727	2,730
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	1,075	1,095
	Hartford Insurance Group Inc.	5.950%	10/15/36	926	967
	Hartford Insurance Group Inc.	6.100%	10/1/41	613	635
	Hartford Insurance Group Inc.	4.300%	4/15/43	1,030	867
	Hartford Insurance Group Inc.	3.600%	8/19/49	1,557	1,139
	Hartford Insurance Group Inc.	2.900%	9/15/51	920	575
[2]	HSBC Bank USA NA	5.625%	8/15/35	845	867
[2]	HSBC Bank USA NA	7.000%	1/15/39	210	241
[2]	HSBC Holdings plc	6.500%	5/2/36	3,614	3,832
	HSBC Holdings plc	6.500%	9/15/37	1,907	2,040
[2]	HSBC Holdings plc	6.500%	9/15/37	2,445	2,591
[2]	HSBC Holdings plc	6.800%	6/1/38	1,075	1,163
	HSBC Holdings plc	6.100%	1/14/42	1,660	1,755
	HSBC Holdings plc	6.332%	3/9/44	2,950	3,171
	HSBC Holdings plc	5.250%	3/14/44	2,880	2,729
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,469	1,063
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,387	1,144
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,388	1,559
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,947	2,663
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,520	1,531
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,720	1,603
	Invesco Finance plc	5.375%	11/30/43	746	705
	Jackson Financial Inc.	4.000%	11/23/51	980	666
	Jefferies Financial Group Inc.	6.250%	1/15/36	1,000	1,039
	Jefferies Financial Group Inc.	6.500%	1/20/43	456	475
	JPMorgan Chase & Co.	6.400%	5/15/38	2,285	2,538
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	5,142	4,536
	JPMorgan Chase & Co.	5.500%	10/15/40	3,094	3,155
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	4,004	3,063
	JPMorgan Chase & Co.	5.600%	7/15/41	1,892	1,942
	JPMorgan Chase & Co.	2.525%	11/19/41	2,601	1,824
	JPMorgan Chase & Co.	5.400%	1/6/42	3,063	3,070
	JPMorgan Chase & Co.	3.157%	4/22/42	1,355	1,023
	JPMorgan Chase & Co.	5.625%	8/16/43	1,701	1,713
	JPMorgan Chase & Co.	4.850%	2/1/44	1,935	1,800
	JPMorgan Chase & Co.	4.950%	6/1/45	1,794	1,640
	JPMorgan Chase & Co.	5.534%	11/29/45	4,910	4,925
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	4,770	4,016
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,346	3,521
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	3,899	3,119
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	1,996	1,575
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	5,756	3,872
	JPMorgan Chase & Co.	3.328%	4/22/52	4,717	3,304
	Legg Mason Inc.	5.625%	1/15/44	70	70
	Lincoln National Corp.	7.000%	6/15/40	575	637
	Lloyds Banking Group plc	5.300%	12/1/45	809	753
	Lloyds Banking Group plc	3.369%	12/14/46	2,568	1,831
	Lloyds Banking Group plc	4.344%	1/9/48	2,827	2,248
	Loews Corp.	4.125%	5/15/43	797	676
	Manulife Financial Corp.	5.375%	3/4/46	918	905
	Markel Group Inc.	5.000%	4/5/46	710	630
	Markel Group Inc.	4.300%	11/1/47	722	572
	Markel Group Inc.	5.000%	5/20/49	1,190	1,041
	Markel Group Inc.	4.150%	9/17/50	995	763
	Markel Group Inc.	3.450%	5/7/52	995	669
	Markel Group Inc.	6.000%	5/16/54	960	960
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,955	1,857
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,484	2,099
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	2,931	2,409
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,574	1,420
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	580	364
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	730	785
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	620	601
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	873	842
118

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	2,555	2,463
	Mastercard Inc.	3.800%	11/21/46	1,050	839
	Mastercard Inc.	3.650%	6/1/49	1,230	940
	Mastercard Inc.	3.850%	3/26/50	2,855	2,253
	Mastercard Inc.	2.950%	3/15/51	2,740	1,807
[2]	MetLife Inc.	6.400%	12/15/36	1,445	1,502
[2]	MetLife Inc.	10.750%	8/1/39	825	1,105
	MetLife Inc.	5.875%	2/6/41	1,678	1,739
	MetLife Inc.	4.875%	11/13/43	1,495	1,372
	MetLife Inc.	4.721%	12/15/44	1,410	1,255
	MetLife Inc.	4.050%	3/1/45	2,033	1,663
	MetLife Inc.	5.000%	7/15/52	2,035	1,845
	MetLife Inc.	5.250%	1/15/54	2,230	2,100
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	992	918
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,095	1,010
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,079	1,788
[2]	Morgan Stanley	3.971%	7/22/38	1,232	1,073
[2]	Morgan Stanley	4.457%	4/22/39	4,230	3,915
	Morgan Stanley	3.217%	4/22/42	2,919	2,218
	Morgan Stanley	6.375%	7/24/42	4,315	4,717
	Morgan Stanley	4.300%	1/27/45	5,404	4,605
[2]	Morgan Stanley	4.375%	1/22/47	2,626	2,240
[2]	Morgan Stanley	5.597%	3/24/51	4,637	4,599
[2]	Morgan Stanley	2.802%	1/25/52	2,035	1,258
	Morgan Stanley	5.516%	11/19/55	5,015	4,903
	Nasdaq Inc.	2.500%	12/21/40	1,801	1,249
	Nasdaq Inc.	3.250%	4/28/50	457	308
	Nasdaq Inc.	3.950%	3/7/52	680	509
	Nasdaq Inc.	5.950%	8/15/53	1,050	1,071
	Nasdaq Inc.	6.100%	6/28/63	1,317	1,346
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	610	604
	Old Republic International Corp.	3.850%	6/11/51	1,005	715
	Principal Financial Group Inc.	4.625%	9/15/42	1,435	1,274
	Principal Financial Group Inc.	4.350%	5/15/43	892	759
	Principal Financial Group Inc.	5.500%	3/15/53	555	534
	Progressive Corp.	4.350%	4/25/44	870	744
	Progressive Corp.	4.125%	4/15/47	2,128	1,749
	Progressive Corp.	4.200%	3/15/48	1,019	843
	Progressive Corp.	3.950%	3/26/50	895	701
[2]	Prudential Financial Inc.	5.700%	12/14/36	1,205	1,265
[2]	Prudential Financial Inc.	6.625%	12/1/37	758	852
[2]	Prudential Financial Inc.	3.000%	3/10/40	1,071	809
[2]	Prudential Financial Inc.	6.625%	6/21/40	4	4
[2]	Prudential Financial Inc.	4.600%	5/15/44	1,090	963
	Prudential Financial Inc.	3.905%	12/7/47	1,601	1,251
	Prudential Financial Inc.	3.935%	12/7/49	2,533	1,938
[2]	Prudential Financial Inc.	4.350%	2/25/50	1,937	1,609
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,956	1,437
	Raymond James Financial Inc.	3.750%	4/1/51	1,695	1,236
[2]	Regions Bank	6.450%	6/26/37	770	797
	Regions Financial Corp.	7.375%	12/10/37	585	651
	Reinsurance Group of America Inc.	6.650%	9/15/55	1,110	1,107
	Selective Insurance Group Inc.	5.375%	3/1/49	605	542
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,072	728
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	650	470
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	2,070	2,207
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,500	1,523
	Transatlantic Holdings Inc.	8.000%	11/30/39	688	865
	Travelers Cos. Inc.	6.750%	6/20/36	301	344
[2]	Travelers Cos. Inc.	6.250%	6/15/37	244	269
	Travelers Cos. Inc.	5.350%	11/1/40	1,400	1,405
	Travelers Cos. Inc.	4.600%	8/1/43	848	752
	Travelers Cos. Inc.	4.300%	8/25/45	786	664
	Travelers Cos. Inc.	3.750%	5/15/46	547	424
	Travelers Cos. Inc.	4.000%	5/30/47	1,355	1,085
	Travelers Cos. Inc.	4.100%	3/4/49	1,670	1,345
	Travelers Cos. Inc.	3.050%	6/8/51	1,630	1,072
	Travelers Cos. Inc.	5.450%	5/25/53	986	963
	UBS AG	4.500%	6/26/48	1,485	1,280
	UBS Group AG	4.875%	5/15/45	2,668	2,398
119

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unum Group	5.750%	8/15/42	810	784
	Unum Group	4.500%	12/15/49	280	222
	Unum Group	4.125%	6/15/51	910	678
	Unum Group	6.000%	6/15/54	595	586
	Visa Inc.	4.150%	12/14/35	2,860	2,723
	Visa Inc.	2.700%	4/15/40	1,819	1,373
	Visa Inc.	4.300%	12/14/45	5,080	4,418
	Visa Inc.	3.650%	9/15/47	785	612
	Visa Inc.	2.000%	8/15/50	3,230	1,755
	Voya Financial Inc.	5.700%	7/15/43	1,544	1,501
	W R Berkley Corp.	4.750%	8/1/44	1,325	1,158
	W R Berkley Corp.	3.550%	3/30/52	575	397
	W R Berkley Corp.	3.150%	9/30/61	995	611
	Wachovia Corp.	5.500%	8/1/35	2,223	2,258
[2]	Wells Fargo & Co.	5.950%	12/15/36	1,186	1,216
[2]	Wells Fargo & Co.	3.068%	4/30/41	4,300	3,251
	Wells Fargo & Co.	5.375%	11/2/43	2,681	2,543
	Wells Fargo & Co.	5.606%	1/15/44	3,812	3,693
[2]	Wells Fargo & Co.	4.650%	11/4/44	2,768	2,366
	Wells Fargo & Co.	3.900%	5/1/45	2,859	2,274
[2]	Wells Fargo & Co.	4.900%	11/17/45	3,682	3,236
[2]	Wells Fargo & Co.	4.400%	6/14/46	2,754	2,249
[2]	Wells Fargo & Co.	4.750%	12/7/46	4,109	3,518
[2]	Wells Fargo & Co.	5.013%	4/4/51	7,712	7,025
[2]	Wells Fargo & Co.	4.611%	4/25/53	7,952	6,773
[2]	Wells Fargo Bank NA	5.850%	2/1/37	2,221	2,306
[2]	Wells Fargo Bank NA	6.600%	1/15/38	994	1,100
	Western Union Co.	6.200%	11/17/36	985	1,004
	Westpac Banking Corp.	4.421%	7/24/39	1,524	1,377
	Westpac Banking Corp.	2.963%	11/16/40	1,755	1,298
	Westpac Banking Corp.	3.133%	11/18/41	2,033	1,475
	Willis North America Inc.	5.050%	9/15/48	458	407
	Willis North America Inc.	3.875%	9/15/49	966	713
	Willis North America Inc.	5.900%	3/5/54	927	920
	XL Group Ltd.	5.250%	12/15/43	830	796
					506,677
Health Care (7.0%)
	Abbott Laboratories	4.750%	11/30/36	3,197	3,179
	Abbott Laboratories	6.150%	11/30/37	1,663	1,843
	Abbott Laboratories	6.000%	4/1/39	861	946
	Abbott Laboratories	5.300%	5/27/40	2,633	2,690
	Abbott Laboratories	4.750%	4/15/43	1,105	1,048
	Abbott Laboratories	4.900%	11/30/46	2,543	2,406
	AbbVie Inc.	4.300%	5/14/36	2,177	2,053
	AbbVie Inc.	4.050%	11/21/39	8,152	7,142
	AbbVie Inc.	4.625%	10/1/42	540	487
	AbbVie Inc.	4.400%	11/6/42	5,578	4,900
	AbbVie Inc.	4.850%	6/15/44	3,811	3,509
	AbbVie Inc.	4.750%	3/15/45	1,342	1,210
	AbbVie Inc.	4.700%	5/14/45	5,681	5,088
	AbbVie Inc.	4.450%	5/14/46	980	844
	AbbVie Inc.	4.875%	11/14/48	2,628	2,381
	AbbVie Inc.	4.250%	11/21/49	10,410	8,578
	AbbVie Inc.	5.400%	3/15/54	4,205	4,090
	AbbVie Inc.	5.600%	3/15/55	3,525	3,525
	AbbVie Inc.	5.500%	3/15/64	2,085	2,022
	Adventist Health System	3.630%	3/1/49	1,595	1,077
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	980	806
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	460	327
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	541
	Aetna Inc.	6.625%	6/15/36	750	806
	Aetna Inc.	6.750%	12/15/37	1,134	1,226
	Aetna Inc.	4.500%	5/15/42	963	793
	Aetna Inc.	4.750%	3/15/44	898	761
	AHS Hospital Corp.	5.024%	7/1/45	735	685
[2]	AHS Hospital Corp.	2.780%	7/1/51	920	567
[2]	Allina Health System	3.887%	4/15/49	865	656
	Amgen Inc.	6.400%	2/1/39	1,605	1,754
	Amgen Inc.	3.150%	2/21/40	2,254	1,735
120

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.950%	10/1/41	656	604
	Amgen Inc.	5.150%	11/15/41	1,514	1,427
	Amgen Inc.	5.650%	6/15/42	780	776
	Amgen Inc.	5.600%	3/2/43	4,777	4,738
	Amgen Inc.	4.400%	5/1/45	3,992	3,393
	Amgen Inc.	4.563%	6/15/48	3,692	3,139
	Amgen Inc.	3.375%	2/21/50	217	152
	Amgen Inc.	4.663%	6/15/51	5,953	5,096
	Amgen Inc.	3.000%	1/15/52	580	373
	Amgen Inc.	4.200%	2/22/52	2,898	2,266
	Amgen Inc.	4.875%	3/1/53	2,085	1,820
	Amgen Inc.	5.650%	3/2/53	7,515	7,340
	Amgen Inc.	2.770%	9/1/53	532	315
	Amgen Inc.	4.400%	2/22/62	2,142	1,668
	Amgen Inc.	5.750%	3/2/63	3,546	3,447
[2]	Ascension Health	3.106%	11/15/39	820	641
	Ascension Health	3.945%	11/15/46	1,891	1,514
[2]	Ascension Health	4.847%	11/15/53	1,482	1,316
	AstraZeneca plc	6.450%	9/15/37	5,271	5,917
	AstraZeneca plc	4.000%	9/18/42	3,001	2,543
	AstraZeneca plc	4.375%	11/16/45	1,122	977
	AstraZeneca plc	2.125%	8/6/50	1,116	620
	AstraZeneca plc	3.000%	5/28/51	1,269	850
	Banner Health	2.907%	1/1/42	825	585
	Banner Health	2.913%	1/1/51	716	454
[2]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	550	319
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,006	685
	Baxalta Inc.	5.250%	6/23/45	860	801
	Baxter International Inc.	3.500%	8/15/46	1,178	841
	Baxter International Inc.	3.132%	12/1/51	1,817	1,159
	Baylor Scott & White Holdings	4.185%	11/15/45	340	283
	Baylor Scott & White Holdings	3.967%	11/15/46	1,426	1,138
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	1,437	904
	Becton Dickinson & Co.	4.685%	12/15/44	2	2
	Becton Dickinson & Co.	4.669%	6/6/47	2,566	2,201
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	970	603
	Biogen Inc.	3.150%	5/1/50	3,195	2,011
	Biogen Inc.	3.250%	2/15/51	2,911	1,863
	Biogen Inc.	6.450%	5/15/55	595	612
	Boston Scientific Corp.	6.500%	11/15/35	315	353
	Boston Scientific Corp.	4.550%	3/1/39	1,060	1,004
	Boston Scientific Corp.	7.375%	1/15/40	44	53
	Boston Scientific Corp.	4.700%	3/1/49	1,010	909
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,821	2,506
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,258	993
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4	3
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,716	3,293
	Bristol-Myers Squibb Co.	4.350%	11/15/47	793	662
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,943	3,389
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,771	5,483
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,692	988
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,727	2,713
	Bristol-Myers Squibb Co.	6.250%	11/15/53	912	976
	Bristol-Myers Squibb Co.	5.550%	2/22/54	5,075	4,944
	Bristol-Myers Squibb Co.	3.900%	3/15/62	630	451
	Bristol-Myers Squibb Co.	6.400%	11/15/63	2,345	2,538
	Bristol-Myers Squibb Co.	5.650%	2/22/64	3,165	3,071
	Cardinal Health Inc.	4.600%	3/15/43	1,145	985
	Cardinal Health Inc.	4.500%	11/15/44	1,122	942
	Cardinal Health Inc.	4.900%	9/15/45	1,278	1,132
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,190	792
	Cencora Inc.	4.250%	3/1/45	754	618
	Cencora Inc.	4.300%	12/15/47	1,291	1,043
	Children's Health System of Texas	2.511%	8/15/50	235	137
[2]	Children's Hospital	2.928%	7/15/50	270	169
[2]	Children's Hospital Corp.	4.115%	1/1/47	1,379	1,130
[2]	Children's Hospital Corp.	2.585%	2/1/50	1,020	615
	Children's Hospital Medical Center	4.268%	5/15/44	750	635
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	920	557
	Cigna Group	4.800%	8/15/38	3,575	3,356
121

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	3.200%	3/15/40	1,588	1,214
[2]	Cigna Group	6.125%	11/15/41	516	536
[2]	Cigna Group	4.800%	7/15/46	2,200	1,912
[2]	Cigna Group	3.875%	10/15/47	1,295	972
	Cigna Group	4.900%	12/15/48	4,890	4,268
	Cigna Group	3.400%	3/15/50	1,400	949
	Cigna Group	3.400%	3/15/51	3,390	2,275
	Cigna Group	5.600%	2/15/54	1,580	1,511
[2]	City of Hope	5.623%	11/15/43	625	602
[2]	City of Hope	4.378%	8/15/48	645	512
	Cleveland Clinic Foundation	4.858%	1/1/14	875	736
[2]	CommonSpirit Health	4.350%	11/1/42	1,957	1,642
	CommonSpirit Health	3.817%	10/1/49	945	697
	CommonSpirit Health	4.187%	10/1/49	1,012	786
	CommonSpirit Health	3.910%	10/1/50	1,377	1,017
	CommonSpirit Health	5.548%	12/1/54	790	742
[2]	Community Health Network Inc.	3.099%	5/1/50	120	76
[2]	Corewell Health Obligated Group	3.487%	7/15/49	775	552
[2]	Cottage Health Obligated Group	3.304%	11/1/49	855	593
	CVS Health Corp.	4.875%	7/20/35	1,138	1,091
	CVS Health Corp.	4.780%	3/25/38	7,673	7,040
	CVS Health Corp.	6.125%	9/15/39	1,620	1,658
	CVS Health Corp.	4.125%	4/1/40	1,014	846
	CVS Health Corp.	5.300%	12/5/43	1,440	1,309
	CVS Health Corp.	5.125%	7/20/45	6,891	6,095
	CVS Health Corp.	5.050%	3/25/48	13,030	11,255
	CVS Health Corp.	5.625%	2/21/53	2,420	2,237
	CVS Health Corp.	5.875%	6/1/53	1,359	1,299
	CVS Health Corp.	6.050%	6/1/54	1,260	1,234
	CVS Health Corp.	6.000%	6/1/63	905	864
	Danaher Corp.	4.375%	9/15/45	787	679
	Danaher Corp.	2.600%	10/1/50	2,095	1,263
	Danaher Corp.	2.800%	12/10/51	1,960	1,222
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	644	494
	DH Europe Finance II Sarl	3.250%	11/15/39	882	708
	DH Europe Finance II Sarl	3.400%	11/15/49	1,238	880
	Dignity Health	4.500%	11/1/42	750	629
	Dignity Health	5.267%	11/1/64	505	447
[2]	Duke University Health System Inc.	3.920%	6/1/47	985	779
	Elevance Health Inc.	5.850%	1/15/36	992	1,042
	Elevance Health Inc.	6.375%	6/15/37	1,216	1,312
	Elevance Health Inc.	4.625%	5/15/42	956	837
	Elevance Health Inc.	4.650%	1/15/43	1,639	1,436
	Elevance Health Inc.	5.100%	1/15/44	1,954	1,798
	Elevance Health Inc.	4.650%	8/15/44	848	737
	Elevance Health Inc.	4.375%	12/1/47	1,626	1,326
	Elevance Health Inc.	4.550%	3/1/48	2,323	1,933
	Elevance Health Inc.	3.700%	9/15/49	1,095	784
	Elevance Health Inc.	3.125%	5/15/50	1,780	1,156
	Elevance Health Inc.	3.600%	3/15/51	1,165	820
	Elevance Health Inc.	4.550%	5/15/52	1,050	859
	Elevance Health Inc.	6.100%	10/15/52	980	998
	Elevance Health Inc.	5.125%	2/15/53	1,734	1,547
	Elevance Health Inc.	5.650%	6/15/54	1,090	1,045
	Elevance Health Inc.	5.700%	2/15/55	2,205	2,136
	Elevance Health Inc.	5.850%	11/1/64	1,915	1,860
	Eli Lilly & Co.	3.950%	3/15/49	1,055	846
	Eli Lilly & Co.	2.250%	5/15/50	2,645	1,513
	Eli Lilly & Co.	4.875%	2/27/53	2,670	2,447
	Eli Lilly & Co.	5.000%	2/9/54	3,975	3,714
	Eli Lilly & Co.	5.050%	8/14/54	757	711
	Eli Lilly & Co.	5.500%	2/12/55	2,330	2,348
	Eli Lilly & Co.	4.150%	3/15/59	2,215	1,762
	Eli Lilly & Co.	2.500%	9/15/60	945	521
	Eli Lilly & Co.	4.950%	2/27/63	2,400	2,179
	Eli Lilly & Co.	5.100%	2/9/64	3,125	2,905
	Eli Lilly & Co.	5.200%	8/14/64	710	672
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	790	591
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,392	1,500
	Gilead Sciences Inc.	4.600%	9/1/35	2,278	2,213
122

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.000%	9/1/36	2,031	1,852
	Gilead Sciences Inc.	2.600%	10/1/40	3,331	2,389
	Gilead Sciences Inc.	5.650%	12/1/41	976	994
	Gilead Sciences Inc.	4.800%	4/1/44	2,439	2,227
	Gilead Sciences Inc.	4.500%	2/1/45	3,718	3,241
	Gilead Sciences Inc.	4.750%	3/1/46	4,453	3,986
	Gilead Sciences Inc.	4.150%	3/1/47	1,025	838
	Gilead Sciences Inc.	2.800%	10/1/50	3,348	2,102
	Gilead Sciences Inc.	5.550%	10/15/53	1,095	1,081
	Gilead Sciences Inc.	5.500%	11/15/54	775	760
	Gilead Sciences Inc.	5.600%	11/15/64	1,255	1,234
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,711	5,234
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	957	823
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,025	717
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	750	469
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,425	1,166
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	1,385	966
	HCA Inc.	5.125%	6/15/39	908	853
	HCA Inc.	5.500%	6/15/47	2,790	2,594
	HCA Inc.	5.250%	6/15/49	2,846	2,530
	HCA Inc.	3.500%	7/15/51	2,682	1,777
	HCA Inc.	4.625%	3/15/52	3,900	3,134
	HCA Inc.	5.900%	6/1/53	2,074	2,003
	HCA Inc.	6.000%	4/1/54	1,819	1,778
	HCA Inc.	5.950%	9/15/54	3,060	2,974
	HCA Inc.	6.200%	3/1/55	2,095	2,109
	HCA Inc.	6.100%	4/1/64	1,340	1,307
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	995	752
	Humana Inc.	4.625%	12/1/42	604	504
	Humana Inc.	4.950%	10/1/44	1,716	1,482
	Humana Inc.	4.800%	3/15/47	890	737
	Humana Inc.	3.950%	8/15/49	470	339
	Humana Inc.	5.500%	3/15/53	325	292
	Humana Inc.	5.750%	4/15/54	1,675	1,561
	Humana Inc.	6.000%	5/1/55	950	916
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	910	721
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	470
	Inova Health System Foundation	4.068%	5/15/52	1,220	969
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	755	539
[2]	Iowa Health System	3.665%	2/15/50	975	713
	Johns Hopkins Health System Corp.	3.837%	5/15/46	823	646
	Johnson & Johnson	3.550%	3/1/36	1,391	1,254
	Johnson & Johnson	3.625%	3/3/37	1,973	1,763
	Johnson & Johnson	5.950%	8/15/37	500	553
	Johnson & Johnson	3.400%	1/15/38	2,305	1,984
	Johnson & Johnson	5.850%	7/15/38	969	1,058
	Johnson & Johnson	2.100%	9/1/40	2,725	1,874
	Johnson & Johnson	4.500%	9/1/40	2,813	2,688
	Johnson & Johnson	4.850%	5/15/41	935	917
	Johnson & Johnson	3.700%	3/1/46	3,007	2,412
	Johnson & Johnson	3.750%	3/3/47	2,406	1,928
	Johnson & Johnson	3.500%	1/15/48	1,337	1,021
	Johnson & Johnson	2.250%	9/1/50	1,885	1,103
	Johnson & Johnson	5.250%	6/1/54	1,145	1,138
	Johnson & Johnson	2.450%	9/1/60	1,840	1,023
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,642	1,890
	Kaiser Foundation Hospitals	4.875%	4/1/42	930	863
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,083	1,707
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,451	1,004
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,327	1,508
	Koninklijke Philips NV	6.875%	3/11/38	990	1,087
	Koninklijke Philips NV	5.000%	3/15/42	970	876
	Laboratory Corp. of America Holdings	4.700%	2/1/45	765	670
[2]	Mass General Brigham Inc.	3.765%	7/1/48	821	626
[2]	Mass General Brigham Inc.	3.192%	7/1/49	961	653
[2]	Mass General Brigham Inc.	3.342%	7/1/60	1,090	712
[2]	Mayo Clinic	3.774%	11/15/43	740	598
[2]	Mayo Clinic	4.128%	11/15/52	835	667
[2]	Mayo Clinic	3.196%	11/15/61	775	487
[2]	McLaren Health Care Corp.	4.386%	5/15/48	950	784
123

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	MedStar Health Inc.	3.626%	8/15/49	972	684
	Medtronic Inc.	4.625%	3/15/45	2,991	2,689
	Memorial Health Services	3.447%	11/1/49	900	638
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	5	5
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	132	86
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	710	565
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,448	1,162
	Merck & Co. Inc.	3.900%	3/7/39	2,767	2,432
	Merck & Co. Inc.	2.350%	6/24/40	1,475	1,036
	Merck & Co. Inc.	3.600%	9/15/42	1,002	795
	Merck & Co. Inc.	4.150%	5/18/43	2,874	2,453
	Merck & Co. Inc.	4.900%	5/17/44	1,505	1,408
	Merck & Co. Inc.	3.700%	2/10/45	4,134	3,258
	Merck & Co. Inc.	4.000%	3/7/49	2,652	2,110
	Merck & Co. Inc.	2.450%	6/24/50	2,841	1,664
	Merck & Co. Inc.	2.750%	12/10/51	1,208	742
	Merck & Co. Inc.	5.000%	5/17/53	1,275	1,172
	Merck & Co. Inc.	2.900%	12/10/61	4,265	2,486
	Merck & Co. Inc.	5.150%	5/17/63	912	840
[2]	Methodist Hospital	2.705%	12/1/50	753	459
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,654	1,344
	Montefiore Obligated Group	4.287%	9/1/50	605	407
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	600	444
[2]	Mount Sinai Hospital	3.981%	7/1/48	448	324
[2]	Mount Sinai Hospital	3.737%	7/1/49	455	305
[2]	Mount Sinai Hospital	3.391%	7/1/50	652	402
	Mylan Inc.	5.400%	11/29/43	871	732
[2]	MyMichigan Health	3.409%	6/1/50	406	285
	New York & Presbyterian Hospital	4.024%	8/1/45	1,040	850
	New York & Presbyterian Hospital	4.063%	8/1/56	1	1
	New York & Presbyterian Hospital	2.606%	8/1/60	695	379
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	995	681
	Northwell Healthcare Inc.	3.979%	11/1/46	1,030	791
	Northwell Healthcare Inc.	4.260%	11/1/47	974	773
	Northwell Healthcare Inc.	3.809%	11/1/49	860	618
	Novant Health Inc.	2.637%	11/1/36	1,640	1,290
	Novant Health Inc.	3.168%	11/1/51	829	549
	Novant Health Inc.	3.318%	11/1/61	605	384
	Novartis Capital Corp.	3.700%	9/21/42	1,085	887
	Novartis Capital Corp.	4.400%	5/6/44	2,693	2,401
	Novartis Capital Corp.	4.000%	11/20/45	3,113	2,595
	Novartis Capital Corp.	2.750%	8/14/50	1,215	779
	Novartis Capital Corp.	4.700%	9/18/54	740	662
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	290	173
[2]	NYU Langone Hospitals	5.750%	7/1/43	761	770
	NYU Langone Hospitals	4.784%	7/1/44	683	617
[2]	NYU Langone Hospitals	4.368%	7/1/47	1,050	899
[2]	NYU Langone Hospitals	3.380%	7/1/55	750	506
	OhioHealth Corp.	2.834%	11/15/41	830	594
[2]	OhioHealth Corp.	3.042%	11/15/50	650	441
	Orlando Health Obligated Group	5.475%	10/1/35	500	512
	Orlando Health Obligated Group	4.089%	10/1/48	515	409
	Orlando Health Obligated Group	3.327%	10/1/50	680	476
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	120	100
	Pfizer Inc.	4.000%	12/15/36	1,367	1,251
	Pfizer Inc.	4.100%	9/15/38	1,686	1,512
	Pfizer Inc.	7.200%	3/15/39	4,378	5,197
	Pfizer Inc.	2.550%	5/28/40	1,880	1,348
	Pfizer Inc.	4.300%	6/15/43	1,502	1,302
	Pfizer Inc.	4.400%	5/15/44	1,545	1,352
	Pfizer Inc.	4.125%	12/15/46	1,342	1,102
	Pfizer Inc.	4.200%	9/15/48	2,936	2,416
	Pfizer Inc.	4.000%	3/15/49	1,075	848
	Pfizer Inc.	2.700%	5/28/50	2,055	1,275
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	5,142	4,905
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	9,407	8,880
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,157	6,641
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,470	900
	Presbyterian Healthcare Services	4.875%	8/1/52	1,755	1,553
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	2,360	1,723
124

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	980	552
	Quest Diagnostics Inc.	4.700%	3/30/45	29	25
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	559	370
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,467	876
	Revvity Inc.	3.625%	3/15/51	1,065	731
	Royalty Pharma plc	3.300%	9/2/40	1,895	1,426
	Royalty Pharma plc	3.550%	9/2/50	3,369	2,281
[2]	Stanford Health Care	3.795%	11/15/48	1,018	777
	Stanford Health Care	3.027%	8/15/51	1,960	1,273
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	980	696
	Stryker Corp.	4.100%	4/1/43	720	595
	Stryker Corp.	4.375%	5/15/44	215	184
	Stryker Corp.	4.625%	3/15/46	2,100	1,856
	Stryker Corp.	2.900%	6/15/50	877	574
	Summa Health	3.511%	11/15/51	350	286
[2]	Sutter Health	3.161%	8/15/40	960	743
[2]	Sutter Health	4.091%	8/15/48	790	630
[2]	Sutter Health	3.361%	8/15/50	785	544
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,708	2,020
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	915	911
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,756	2,455
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,161	2,002
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	550	534
[5]	Takeda US Financing Inc.	5.900%	7/7/55	1,300	1,306
	Texas Health Resources	2.328%	11/15/50	910	510
[2]	Texas Health Resources	4.330%	11/15/55	2,250	1,838
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,791	1,284
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	878	852
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,717	1,410
	Toledo Hospital	5.750%	11/15/38	700	699
[2]	Trinity Health Corp.	2.632%	12/1/40	1,665	1,197
	Trinity Health Corp.	4.125%	12/1/45	750	615
[2]	Trinity Health Corp.	3.434%	12/1/48	695	513
	UnitedHealth Group Inc.	4.625%	7/15/35	1,766	1,706
	UnitedHealth Group Inc.	5.800%	3/15/36	2,274	2,388
	UnitedHealth Group Inc.	6.500%	6/15/37	2,705	2,969
	UnitedHealth Group Inc.	6.625%	11/15/37	1,705	1,896
	UnitedHealth Group Inc.	6.875%	2/15/38	1,250	1,420
	UnitedHealth Group Inc.	3.500%	8/15/39	2,004	1,617
	UnitedHealth Group Inc.	2.750%	5/15/40	753	546
	UnitedHealth Group Inc.	5.700%	10/15/40	1	1
	UnitedHealth Group Inc.	5.950%	2/15/41	1,202	1,236
	UnitedHealth Group Inc.	3.050%	5/15/41	2,194	1,612
	UnitedHealth Group Inc.	4.375%	3/15/42	1,427	1,226
	UnitedHealth Group Inc.	3.950%	10/15/42	993	804
	UnitedHealth Group Inc.	4.250%	3/15/43	3,500	2,937
	UnitedHealth Group Inc.	5.500%	7/15/44	2,840	2,767
	UnitedHealth Group Inc.	4.750%	7/15/45	2,756	2,438
	UnitedHealth Group Inc.	4.200%	1/15/47	807	648
	UnitedHealth Group Inc.	4.250%	4/15/47	1,591	1,287
	UnitedHealth Group Inc.	3.750%	10/15/47	2,765	2,055
	UnitedHealth Group Inc.	4.250%	6/15/48	2,195	1,764
	UnitedHealth Group Inc.	4.450%	12/15/48	727	602
	UnitedHealth Group Inc.	3.700%	8/15/49	2,187	1,593
	UnitedHealth Group Inc.	2.900%	5/15/50	795	495
	UnitedHealth Group Inc.	3.250%	5/15/51	4,399	2,916
	UnitedHealth Group Inc.	4.750%	5/15/52	2,865	2,443
	UnitedHealth Group Inc.	5.875%	2/15/53	2,105	2,108
	UnitedHealth Group Inc.	5.050%	4/15/53	3,133	2,795
	UnitedHealth Group Inc.	5.375%	4/15/54	2,955	2,761
	UnitedHealth Group Inc.	5.625%	7/15/54	4,281	4,150
	UnitedHealth Group Inc.	5.950%	6/15/55	850	864
	UnitedHealth Group Inc.	3.875%	8/15/59	2,303	1,624
	UnitedHealth Group Inc.	4.950%	5/15/62	1,255	1,079
	UnitedHealth Group Inc.	6.050%	2/15/63	1,944	1,971
	UnitedHealth Group Inc.	5.200%	4/15/63	2,895	2,576
	UnitedHealth Group Inc.	5.500%	4/15/64	1,855	1,733
	UnitedHealth Group Inc.	5.750%	7/15/64	3,630	3,530
	Utah Acquisition Sub Inc.	5.250%	6/15/46	1,415	1,145
	Viatris Inc.	3.850%	6/22/40	1,613	1,191
125

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Viatris Inc.	4.000%	6/22/50	2,621	1,746
[2]	WakeMed	3.286%	10/1/52	538	362
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	126	78
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	1,495	925
	Wyeth LLC	5.950%	4/1/37	751	802
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	780	449
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,015	847
	Zoetis Inc.	4.700%	2/1/43	2,696	2,461
	Zoetis Inc.	3.950%	9/12/47	1,110	886
	Zoetis Inc.	3.000%	5/15/50	1,020	671
					588,258
Industrials (3.6%)
[2]	3M Co.	5.700%	3/15/37	801	839
[2]	3M Co.	3.875%	6/15/44	465	373
[2]	3M Co.	3.125%	9/19/46	1,165	795
[2]	3M Co.	3.625%	10/15/47	1,525	1,125
[2]	3M Co.	4.000%	9/14/48	1,390	1,099
	3M Co.	3.250%	8/26/49	1,893	1,284
	3M Co.	3.700%	4/15/50	988	724
	Amphenol Corp.	5.375%	11/15/54	245	240
	Boeing Co.	3.550%	3/1/38	28	22
	Boeing Co.	3.500%	3/1/39	2,064	1,609
	Boeing Co.	6.875%	3/15/39	1,092	1,191
	Boeing Co.	5.875%	2/15/40	1,561	1,558
	Boeing Co.	5.705%	5/1/40	5,285	5,213
	Boeing Co.	3.375%	6/15/46	1,187	809
	Boeing Co.	3.650%	3/1/47	2,316	1,618
	Boeing Co.	3.625%	3/1/48	1,028	709
	Boeing Co.	3.900%	5/1/49	1,560	1,120
	Boeing Co.	3.750%	2/1/50	233	165
	Boeing Co.	5.805%	5/1/50	8,117	7,787
	Boeing Co.	6.858%	5/1/54	3,580	3,921
	Boeing Co.	3.950%	8/1/59	1,396	953
	Boeing Co.	5.930%	5/1/60	5,305	5,040
	Boeing Co.	7.008%	5/1/64	2,785	3,059
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	54	59
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,495	1,630
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,297	1,356
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,016	975
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	480	477
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,126	1,061
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	868	768
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,562	1,368
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	978	862
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,672	1,608
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,232	2,084
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,550	1,372
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,970	2,490
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,841	1,469
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,820	1,493
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,385	1,926
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,615	1,188
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,883	1,248
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,322	1,611
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	3,780	2,390
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	913	864
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	2,365	2,340
	Burlington Northern Santa Fe LLC	5.800%	3/15/56	1,620	1,668
	Canadian National Railway Co.	6.200%	6/1/36	1,032	1,130
	Canadian National Railway Co.	6.375%	11/15/37	2,359	2,616
	Canadian National Railway Co.	3.650%	2/3/48	587	448
	Canadian National Railway Co.	2.450%	5/1/50	1,110	652
	Canadian National Railway Co.	4.400%	8/5/52	860	730
	Canadian Pacific Railway Co.	4.800%	9/15/35	457	446
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,135	1,205
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,310	1,680
	Canadian Pacific Railway Co.	4.300%	5/15/43	483	413
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,063	945
	Canadian Pacific Railway Co.	4.950%	8/15/45	986	901
126

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	3.500%	5/1/50	955	680
	Canadian Pacific Railway Co.	3.100%	12/2/51	3,240	2,129
	Canadian Pacific Railway Co.	4.200%	11/15/69	948	713
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,293	1,317
	Carrier Global Corp.	3.377%	4/5/40	3,610	2,865
	Carrier Global Corp.	3.577%	4/5/50	2,255	1,656
	Carrier Global Corp.	6.200%	3/15/54	711	762
	Caterpillar Inc.	5.300%	9/15/35	1,515	1,568
	Caterpillar Inc.	6.050%	8/15/36	985	1,077
	Caterpillar Inc.	5.200%	5/27/41	167	166
	Caterpillar Inc.	3.803%	8/15/42	3,124	2,579
	Caterpillar Inc.	3.250%	9/19/49	1,692	1,185
	Caterpillar Inc.	3.250%	4/9/50	950	664
	Caterpillar Inc.	5.500%	5/15/55	565	562
	Caterpillar Inc.	4.750%	5/15/64	1,066	938
	CSX Corp.	5.050%	6/15/35	2,200	2,211
	CSX Corp.	6.000%	10/1/36	750	805
	CSX Corp.	6.150%	5/1/37	970	1,052
	CSX Corp.	6.220%	4/30/40	1,079	1,165
	CSX Corp.	4.750%	5/30/42	606	554
	CSX Corp.	4.100%	3/15/44	844	701
	CSX Corp.	3.800%	11/1/46	1,398	1,088
	CSX Corp.	4.300%	3/1/48	1,434	1,192
	CSX Corp.	4.750%	11/15/48	1,663	1,473
	CSX Corp.	4.500%	3/15/49	851	723
	CSX Corp.	3.350%	9/15/49	1,405	983
	CSX Corp.	3.800%	4/15/50	974	739
	CSX Corp.	3.950%	5/1/50	540	420
	CSX Corp.	2.500%	5/15/51	1,643	950
	CSX Corp.	4.500%	11/15/52	1,012	854
	CSX Corp.	4.500%	8/1/54	30	25
	CSX Corp.	4.900%	3/15/55	555	497
	CSX Corp.	4.250%	11/1/66	1,385	1,067
	CSX Corp.	4.650%	3/1/68	1,139	935
	Cummins Inc.	4.875%	10/1/43	673	629
	Cummins Inc.	2.600%	9/1/50	1,305	776
	Cummins Inc.	5.450%	2/20/54	1,665	1,613
	Deere & Co.	3.900%	6/9/42	2,192	1,865
	Deere & Co.	2.875%	9/7/49	979	644
	Deere & Co.	3.750%	4/15/50	1,776	1,378
	Deere & Co.	5.700%	1/19/55	1,085	1,120
	Dover Corp.	5.375%	10/15/35	617	639
	Dover Corp.	5.375%	3/1/41	1,258	1,224
	Eaton Corp.	4.150%	11/2/42	1,463	1,258
	Eaton Corp.	3.915%	9/15/47	863	685
	Eaton Corp.	4.700%	8/23/52	4	4
	Emerson Electric Co.	2.800%	12/21/51	2,837	1,788
[4]	FedEx Corp.	3.250%	5/15/41	1,810	1,296
[4]	FedEx Corp.	5.100%	1/15/44	1,323	1,165
[4]	FedEx Corp.	4.100%	2/1/45	1,006	769
[4]	FedEx Corp.	4.750%	11/15/45	1,033	862
[4]	FedEx Corp.	4.550%	4/1/46	2,253	1,831
[4]	FedEx Corp.	4.400%	1/15/47	2,339	1,841
[4]	FedEx Corp.	4.950%	10/17/48	1,621	1,371
[4]	FedEx Corp.	5.250%	5/15/50	2,405	2,126
	Fortive Corp.	4.300%	6/15/46	1,071	880
	General Dynamics Corp.	4.950%	8/15/35	750	753
	General Dynamics Corp.	4.250%	4/1/40	2,019	1,813
	General Dynamics Corp.	3.600%	11/15/42	1,085	869
[2]	General Electric Co.	5.875%	1/14/38	1,726	1,841
	General Electric Co.	4.350%	5/1/50	1,070	902
	Honeywell International Inc.	5.700%	3/15/36	1,660	1,748
	Honeywell International Inc.	5.375%	3/1/41	465	470
	Honeywell International Inc.	3.812%	11/21/47	1,295	1,005
	Honeywell International Inc.	5.250%	3/1/54	2,955	2,802
	Honeywell International Inc.	5.350%	3/1/64	1,030	974
	Howmet Aerospace Inc.	5.950%	2/1/37	320	340
	Illinois Tool Works Inc.	4.875%	9/15/41	1,288	1,205
	Illinois Tool Works Inc.	3.900%	9/1/42	1,933	1,605
	Ingersoll Rand Inc.	5.700%	6/15/54	890	880
127

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Johnson Controls International plc	6.000%	1/15/36	34	36
[2]	Johnson Controls International plc	4.625%	7/2/44	811	700
	Johnson Controls International plc	4.500%	2/15/47	864	728
[2]	Johnson Controls International plc	4.950%	7/2/64	850	712
	L3Harris Technologies Inc.	5.054%	4/27/45	560	523
	L3Harris Technologies Inc.	5.600%	7/31/53	1,395	1,366
	L3Harris Technologies Inc.	5.500%	8/15/54	1,110	1,076
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,251
	Lockheed Martin Corp.	4.070%	12/15/42	2,419	2,034
	Lockheed Martin Corp.	3.800%	3/1/45	716	564
	Lockheed Martin Corp.	4.700%	5/15/46	2,164	1,927
	Lockheed Martin Corp.	4.090%	9/15/52	3,303	2,600
	Lockheed Martin Corp.	4.150%	6/15/53	2,802	2,221
	Lockheed Martin Corp.	5.700%	11/15/54	2,462	2,482
	Lockheed Martin Corp.	5.200%	2/15/55	990	926
	Lockheed Martin Corp.	4.300%	6/15/62	1	1
	Lockheed Martin Corp.	5.900%	11/15/63	275	283
	Lockheed Martin Corp.	5.200%	2/15/64	1,775	1,634
[2]	Nature Conservancy	3.957%	3/1/52	1,800	1,397
	Norfolk Southern Corp.	4.837%	10/1/41	1,881	1,734
	Norfolk Southern Corp.	3.950%	10/1/42	1,098	896
	Norfolk Southern Corp.	4.650%	1/15/46	3,126	2,737
	Norfolk Southern Corp.	3.942%	11/1/47	1,058	829
	Norfolk Southern Corp.	4.100%	5/15/49	1,400	1,106
	Norfolk Southern Corp.	3.400%	11/1/49	2,405	1,685
	Norfolk Southern Corp.	4.050%	8/15/52	1,671	1,292
	Norfolk Southern Corp.	3.700%	3/15/53	2,725	1,977
	Norfolk Southern Corp.	4.550%	6/1/53	849	718
	Norfolk Southern Corp.	5.350%	8/1/54	1,485	1,420
	Norfolk Southern Corp.	3.155%	5/15/55	843	540
	Norfolk Southern Corp.	5.950%	3/15/64	985	1,011
	Norfolk Southern Corp.	4.100%	5/15/21	1,045	720
	Northrop Grumman Corp.	5.150%	5/1/40	852	833
	Northrop Grumman Corp.	5.050%	11/15/40	1,217	1,172
	Northrop Grumman Corp.	4.750%	6/1/43	1,477	1,335
	Northrop Grumman Corp.	3.850%	4/15/45	647	511
	Northrop Grumman Corp.	4.030%	10/15/47	3,072	2,449
	Northrop Grumman Corp.	5.250%	5/1/50	1,770	1,663
	Northrop Grumman Corp.	4.950%	3/15/53	2,182	1,959
	Northrop Grumman Corp.	5.200%	6/1/54	1,205	1,122
	Otis Worldwide Corp.	3.112%	2/15/40	1,976	1,519
	Otis Worldwide Corp.	3.362%	2/15/50	1,029	712
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	450	488
	Parker-Hannifin Corp.	4.100%	3/1/47	1,443	1,164
	Parker-Hannifin Corp.	4.000%	6/14/49	1,859	1,464
	Precision Castparts Corp.	3.900%	1/15/43	825	671
	Precision Castparts Corp.	4.375%	6/15/45	788	670
	Republic Services Inc.	6.200%	3/1/40	847	923
	Republic Services Inc.	5.700%	5/15/41	195	202
	Republic Services Inc.	3.050%	3/1/50	1,090	735
	Rockwell Automation Inc.	4.200%	3/1/49	1,165	960
	Rockwell Automation Inc.	2.800%	8/15/61	754	438
	RTX Corp.	6.125%	7/15/38	1,153	1,244
	RTX Corp.	4.450%	11/16/38	2,357	2,173
	RTX Corp.	4.875%	10/15/40	990	930
	RTX Corp.	4.700%	12/15/41	1,082	981
	RTX Corp.	4.500%	6/1/42	6,434	5,698
	RTX Corp.	4.800%	12/15/43	890	804
	RTX Corp.	4.150%	5/15/45	962	789
	RTX Corp.	3.750%	11/1/46	1,943	1,482
	RTX Corp.	4.350%	4/15/47	2,476	2,068
	RTX Corp.	4.050%	5/4/47	1,430	1,139
	RTX Corp.	4.625%	11/16/48	1,791	1,542
	RTX Corp.	3.125%	7/1/50	3,556	2,354
	RTX Corp.	2.820%	9/1/51	910	561
	RTX Corp.	3.030%	3/15/52	975	624
	RTX Corp.	5.375%	2/27/53	2,745	2,625
	RTX Corp.	6.400%	3/15/54	2,174	2,380
	Trane Technologies Financing Ltd.	4.650%	11/1/44	420	371
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	929	949
128

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyco Electronics Group SA	7.125%	10/1/37	280	322
	Union Pacific Corp.	3.600%	9/15/37	888	771
[2]	Union Pacific Corp.	3.550%	8/15/39	846	708
	Union Pacific Corp.	3.200%	5/20/41	896	685
	Union Pacific Corp.	4.050%	3/1/46	945	766
	Union Pacific Corp.	3.350%	8/15/46	2,455	1,767
	Union Pacific Corp.	4.000%	4/15/47	2,355	1,880
	Union Pacific Corp.	3.250%	2/5/50	2,152	1,486
	Union Pacific Corp.	2.950%	3/10/52	978	623
	Union Pacific Corp.	3.500%	2/14/53	853	604
	Union Pacific Corp.	5.600%	12/1/54	509	506
	Union Pacific Corp.	3.875%	2/1/55	976	735
	Union Pacific Corp.	3.950%	8/15/59	1,187	876
	Union Pacific Corp.	3.839%	3/20/60	3,518	2,531
	Union Pacific Corp.	3.550%	5/20/61	1,172	784
	Union Pacific Corp.	5.150%	1/20/63	1,543	1,406
	Union Pacific Corp.	3.750%	2/5/70	1,052	712
	Union Pacific Corp.	3.799%	4/6/71	1,916	1,312
	Union Pacific Corp.	3.850%	2/14/72	1,635	1,128
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,116	2,158
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	669	666
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	1,239	1,251
	United Parcel Service Inc.	6.200%	1/15/38	1,796	1,960
	United Parcel Service Inc.	5.200%	4/1/40	263	258
	United Parcel Service Inc.	4.875%	11/15/40	1,058	1,000
	United Parcel Service Inc.	3.625%	10/1/42	831	647
	United Parcel Service Inc.	3.400%	11/15/46	974	702
	United Parcel Service Inc.	3.750%	11/15/47	1,676	1,269
	United Parcel Service Inc.	4.250%	3/15/49	1,472	1,195
	United Parcel Service Inc.	3.400%	9/1/49	1,111	776
	United Parcel Service Inc.	5.300%	4/1/50	1,132	1,072
	United Parcel Service Inc.	5.050%	3/3/53	1,681	1,529
	United Parcel Service Inc.	5.950%	5/14/55	2,150	2,207
	United Parcel Service Inc.	5.600%	5/22/64	1,210	1,166
	United Parcel Service Inc.	6.050%	5/14/65	1,800	1,843
	Valmont Industries Inc.	5.000%	10/1/44	59	53
	Valmont Industries Inc.	5.250%	10/1/54	289	261
	Waste Connections Inc.	5.250%	9/1/35	750	766
	Waste Connections Inc.	3.050%	4/1/50	540	355
	Waste Connections Inc.	2.950%	1/15/52	1,791	1,139
	Waste Management Inc.	2.950%	6/1/41	835	618
	Waste Management Inc.	4.150%	7/15/49	1,320	1,078
	Waste Management Inc.	2.500%	11/15/50	922	549
	Waste Management Inc.	5.350%	10/15/54	1,390	1,341
	WW Grainger Inc.	4.600%	6/15/45	1,340	1,184
	WW Grainger Inc.	3.750%	5/15/46	769	597
	WW Grainger Inc.	4.200%	5/15/47	871	714
	Xylem Inc.	4.375%	11/1/46	1,071	878
					301,656
Materials (1.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,889	1,376
	Air Products and Chemicals Inc.	2.800%	5/15/50	517	327
	Albemarle Corp.	5.450%	12/1/44	1,095	915
	Albemarle Corp.	5.650%	6/1/52	955	801
	ArcelorMittal SA	7.000%	10/15/39	935	1,035
	ArcelorMittal SA	6.750%	3/1/41	530	559
	ArcelorMittal SA	6.350%	6/17/54	950	962
	Barrick Mining Corp.	6.450%	10/15/35	576	633
	Barrick North America Finance LLC	5.700%	5/30/41	936	941
	Barrick North America Finance LLC	5.750%	5/1/43	2,476	2,499
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,136	1,178
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,188	4,918
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	960	950
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	879	766
	CF Industries Inc.	4.950%	6/1/43	990	881
	CF Industries Inc.	5.375%	3/15/44	1,143	1,062
	Dow Chemical Co.	9.400%	5/15/39	382	500
	Dow Chemical Co.	5.250%	11/15/41	1,973	1,803
	Dow Chemical Co.	4.375%	11/15/42	2,173	1,769
129

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dow Chemical Co.	5.550%	11/30/48	735	674
Dow Chemical Co.	4.800%	5/15/49	1,315	1,075
Dow Chemical Co.	3.600%	11/15/50	2,960	2,005
Dow Chemical Co.	6.900%	5/15/53	1,535	1,652
Dow Chemical Co.	5.950%	3/15/55	660	629
DuPont de Nemours Inc.	5.319%	11/15/38	837	866
DuPont de Nemours Inc.	5.419%	11/15/48	3,903	3,934
Eastman Chemical Co.	4.800%	9/1/42	1,751	1,538
Eastman Chemical Co.	4.650%	10/15/44	3,417	2,888
Ecolab Inc.	2.125%	8/15/50	1,030	560
Ecolab Inc.	2.700%	12/15/51	1,509	926
FMC Corp.	4.500%	10/1/49	977	722
Freeport-McMoRan Inc.	5.450%	3/15/43	2,628	2,488
International Flavors & Fragrances Inc.	5.000%	9/26/48	593	511
International Paper Co.	5.000%	9/15/35	738	726
International Paper Co.	7.300%	11/15/39	350	402
International Paper Co.	6.000%	11/15/41	1,027	1,042
International Paper Co.	4.800%	6/15/44	1,192	1,038
International Paper Co.	5.150%	5/15/46	405	366
International Paper Co.	4.400%	8/15/47	1,550	1,249
International Paper Co.	4.350%	8/15/48	1,330	1,064
Linde Inc.	3.550%	11/7/42	1,413	1,114
Linde Inc.	2.000%	8/10/50	692	363
LYB International Finance BV	5.250%	7/15/43	1,305	1,163
LYB International Finance BV	4.875%	3/15/44	1,606	1,358
LYB International Finance III LLC	3.375%	10/1/40	1,568	1,159
LYB International Finance III LLC	4.200%	10/15/49	1,897	1,407
LYB International Finance III LLC	4.200%	5/1/50	1,415	1,046
LYB International Finance III LLC	3.800%	10/1/60	1,175	761
LyondellBasell Industries NV	4.625%	2/26/55	1,080	849
Martin Marietta Materials Inc.	3.200%	7/15/51	2,240	1,481
Martin Marietta Materials Inc.	5.500%	12/1/54	960	925
Mosaic Co.	4.875%	11/15/41	772	687
Mosaic Co.	5.625%	11/15/43	778	746
Newmont Corp.	6.250%	10/1/39	1,250	1,350
Newmont Corp.	4.875%	3/15/42	5,116	4,762
Newmont Corp.	5.450%	6/9/44	750	731
Newmont Corp.	4.200%	5/13/50	925	747
Nucor Corp.	6.400%	12/1/37	1,745	1,924
Nucor Corp.	3.850%	4/1/52	1,730	1,312
Nucor Corp.	2.979%	12/15/55	520	319
Nutrien Ltd.	5.875%	12/1/36	1,089	1,129
Nutrien Ltd.	5.625%	12/1/40	980	970
Nutrien Ltd.	4.900%	6/1/43	575	514
Nutrien Ltd.	5.250%	1/15/45	1,105	1,020
Nutrien Ltd.	5.000%	4/1/49	1,746	1,551
Nutrien Ltd.	3.950%	5/13/50	125	93
Nutrien Ltd.	5.800%	3/27/53	4,216	4,182
Packaging Corp. of America	4.050%	12/15/49	342	261
Packaging Corp. of America	3.050%	10/1/51	1,213	764
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,569	2,523
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,120	1,288
Rio Tinto Finance USA plc	4.750%	3/22/42	1,325	1,201
Rio Tinto Finance USA plc	4.125%	8/21/42	825	696
Rio Tinto Finance USA plc	5.125%	3/9/53	991	912
Rio Tinto Finance USA plc	5.750%	3/14/55	2,062	2,066
Rio Tinto Finance USA plc	5.875%	3/14/65	539	542
RPM International Inc.	4.250%	1/15/48	765	631
Sherwin-Williams Co.	4.550%	8/1/45	936	792
Sherwin-Williams Co.	4.500%	6/1/47	2,063	1,728
Sherwin-Williams Co.	3.800%	8/15/49	1,376	1,015
Sherwin-Williams Co.	3.300%	5/15/50	196	132
Smurfit Kappa Treasury ULC	5.777%	4/3/54	2,110	2,085
Sonoco Products Co.	5.750%	11/1/40	995	989
Southern Copper Corp.	7.500%	7/27/35	1,596	1,834
Southern Copper Corp.	6.750%	4/16/40	1,815	1,982
Southern Copper Corp.	5.250%	11/8/42	2,013	1,873
Southern Copper Corp.	5.875%	4/23/45	2,640	2,608
Steel Dynamics Inc.	3.250%	10/15/50	729	480
Steel Dynamics Inc.	5.750%	5/15/55	603	584
130

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	6.875%	11/21/36	1,260	1,367
	Vale Overseas Ltd.	6.875%	11/10/39	1,335	1,448
	Vale Overseas Ltd.	6.400%	6/28/54	2,678	2,636
	Vale SA	5.625%	9/11/42	1,000	970
	Vulcan Materials Co.	4.500%	6/15/47	1,100	927
	Vulcan Materials Co.	4.700%	3/1/48	985	852
	Vulcan Materials Co.	5.700%	12/1/54	1,095	1,087
	Westlake Corp.	2.875%	8/15/41	1,845	1,248
	Westlake Corp.	5.000%	8/15/46	76	66
	Westlake Corp.	4.375%	11/15/47	1,690	1,318
	Westlake Corp.	3.125%	8/15/51	779	479
					123,277
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	600	606
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,550	1,299
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,070	789
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,560	946
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,220	1,495
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,340	1,254
	American Homes 4 Rent LP	3.375%	7/15/51	705	465
	American Homes 4 Rent LP	4.300%	4/15/52	367	285
	American Tower Corp.	3.700%	10/15/49	1,310	957
	American Tower Corp.	3.100%	6/15/50	979	642
	American Tower Corp.	2.950%	1/15/51	2,430	1,536
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	610	481
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	700	565
	Camden Property Trust	3.350%	11/1/49	629	446
	CBRE Services Inc.	5.500%	6/15/35	1,050	1,057
	Crown Castle Inc.	2.900%	4/1/41	2,397	1,711
	Crown Castle Inc.	5.200%	2/15/49	1,800	1,608
	Crown Castle Inc.	4.000%	11/15/49	748	555
	Crown Castle Inc.	4.150%	7/1/50	520	397
	Crown Castle Inc.	3.250%	1/15/51	1,531	998
	Equinix Inc.	3.000%	7/15/50	1,026	641
	Equinix Inc.	2.950%	9/15/51	28	17
	Equinix Inc.	3.400%	2/15/52	1,185	793
	ERP Operating LP	4.500%	7/1/44	442	384
	ERP Operating LP	4.000%	8/1/47	647	505
	Essex Portfolio LP	4.500%	3/15/48	461	388
	Essex Portfolio LP	2.650%	9/1/50	624	369
	Extra Space Storage LP	5.400%	6/15/35	795	799
	Federal Realty OP LP	4.500%	12/1/44	855	722
	GLP Capital LP	6.250%	9/15/54	890	869
	Healthpeak OP LLC	6.750%	2/1/41	625	685
	Kilroy Realty LP	6.250%	1/15/36	700	697
	Kimco Realty OP LLC	4.250%	4/1/45	45	37
	Kimco Realty OP LLC	4.125%	12/1/46	1,275	1,009
	Kimco Realty OP LLC	4.450%	9/1/47	516	430
	Kimco Realty OP LLC	3.700%	10/1/49	665	483
	Mid-America Apartments LP	2.875%	9/15/51	765	482
	NNN REIT Inc.	4.800%	10/15/48	80	69
	NNN REIT Inc.	3.500%	4/15/51	1,912	1,316
	NNN REIT Inc.	3.000%	4/15/52	1,231	758
	Prologis LP	4.375%	9/15/48	853	709
	Prologis LP	3.050%	3/1/50	870	568
	Prologis LP	3.000%	4/15/50	192	125
	Prologis LP	2.125%	10/15/50	840	446
	Prologis LP	5.250%	6/15/53	1,613	1,515
	Prologis LP	5.250%	3/15/54	880	826
	Public Storage Operating Co.	5.350%	8/1/53	915	878
	Realty Income Corp.	4.650%	3/15/47	1,235	1,074
	Realty Income Corp.	5.375%	9/1/54	515	494
	Regency Centers LP	4.650%	3/15/49	614	531
	Simon Property Group LP	6.750%	2/1/40	987	1,117
	Simon Property Group LP	4.750%	3/15/42	1,015	914
	Simon Property Group LP	4.250%	10/1/44	776	640
	Simon Property Group LP	4.250%	11/30/46	1,000	813
	Simon Property Group LP	3.250%	9/13/49	2,446	1,643
	Simon Property Group LP	3.800%	7/15/50	1,265	936
131

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	5.850%	3/8/53	800	801
	Simon Property Group LP	6.650%	1/15/54	1,020	1,125
	Ventas Realty LP	5.700%	9/30/43	848	826
	Ventas Realty LP	4.875%	4/15/49	55	47
	VICI Properties LP	5.625%	5/15/52	1,025	944
	VICI Properties LP	6.125%	4/1/54	485	478
	Welltower OP LLC	6.500%	3/15/41	720	794
	Welltower OP LLC	4.950%	9/1/48	1,000	918
	Weyerhaeuser Co.	4.000%	3/9/52	670	503
					49,210
Technology (3.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	985	824
	Analog Devices Inc.	2.800%	10/1/41	1,720	1,251
	Analog Devices Inc.	2.950%	10/1/51	2,890	1,877
	Apple Inc.	4.500%	2/23/36	300	299
	Apple Inc.	2.375%	2/8/41	2,094	1,463
	Apple Inc.	3.850%	5/4/43	5,153	4,312
	Apple Inc.	4.450%	5/6/44	1,330	1,217
	Apple Inc.	3.450%	2/9/45	3,928	3,047
	Apple Inc.	4.375%	5/13/45	3,684	3,257
	Apple Inc.	4.650%	2/23/46	4,671	4,271
	Apple Inc.	3.850%	8/4/46	6,308	5,107
	Apple Inc.	3.750%	9/12/47	2,729	2,151
	Apple Inc.	3.750%	11/13/47	2,271	1,790
	Apple Inc.	2.950%	9/11/49	2,286	1,535
	Apple Inc.	2.650%	5/11/50	647	405
	Apple Inc.	2.400%	8/20/50	4,145	2,454
	Apple Inc.	2.650%	2/8/51	6,111	3,796
	Apple Inc.	2.700%	8/5/51	3,211	2,009
	Apple Inc.	3.950%	8/8/52	3,710	2,954
	Apple Inc.	4.850%	5/10/53	974	927
	Apple Inc.	2.550%	8/20/60	4,263	2,457
	Apple Inc.	2.800%	2/8/61	3,797	2,247
	Apple Inc.	2.850%	8/5/61	3,934	2,355
	Apple Inc.	4.100%	8/8/62	855	673
	Applied Materials Inc.	5.100%	10/1/35	1,345	1,384
	Applied Materials Inc.	5.850%	6/15/41	540	571
	Applied Materials Inc.	4.350%	4/1/47	1,020	874
	Applied Materials Inc.	2.750%	6/1/50	300	188
[4]	Broadcom Inc.	3.137%	11/15/35	11,021	9,296
[4]	Broadcom Inc.	3.187%	11/15/36	5,085	4,215
[4]	Broadcom Inc.	4.926%	5/15/37	2,590	2,512
[4]	Broadcom Inc.	3.500%	2/15/41	4,880	3,861
[4]	Broadcom Inc.	3.750%	2/15/51	2,020	1,510
	Cisco Systems Inc.	5.900%	2/15/39	3,543	3,814
	Cisco Systems Inc.	5.500%	1/15/40	2,358	2,435
	Cisco Systems Inc.	5.300%	2/26/54	3,080	2,985
	Cisco Systems Inc.	5.500%	2/24/55	888	885
	Cisco Systems Inc.	5.350%	2/26/64	1,470	1,418
	Corning Inc.	4.700%	3/15/37	1,015	979
	Corning Inc.	5.750%	8/15/40	963	975
	Corning Inc.	4.750%	3/15/42	1,285	1,151
	Corning Inc.	5.350%	11/15/48	100	94
	Corning Inc.	3.900%	11/15/49	750	569
	Corning Inc.	4.375%	11/15/57	1,130	904
	Corning Inc.	5.450%	11/15/79	1,964	1,793
	Dell International LLC	8.100%	7/15/36	823	991
	Dell International LLC	3.375%	12/15/41	2,292	1,712
	Dell International LLC	8.350%	7/15/46	1,131	1,439
	Dell International LLC	3.450%	12/15/51	1,565	1,074
	Fidelity National Information Services Inc.	3.100%	3/1/41	815	599
	Fidelity National Information Services Inc.	4.500%	8/15/46	786	644
	Fiserv Inc.	4.400%	7/1/49	4,790	3,922
	Global Payments Inc.	4.150%	8/15/49	1,593	1,181
	Global Payments Inc.	5.950%	8/15/52	1,424	1,370
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,121	2,175
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	3,912	3,610
	HP Inc.	6.000%	9/15/41	1,311	1,322
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	978	914
132

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.600%	3/25/40	965	848
	Intel Corp.	2.800%	8/12/41	2,375	1,595
	Intel Corp.	4.250%	12/15/42	885	711
	Intel Corp.	5.625%	2/10/43	453	430
	Intel Corp.	4.900%	7/29/45	2,390	2,032
	Intel Corp.	4.100%	5/19/46	1,932	1,450
	Intel Corp.	3.734%	12/8/47	2,527	1,780
	Intel Corp.	3.250%	11/15/49	5,570	3,525
	Intel Corp.	4.750%	3/25/50	2,260	1,842
	Intel Corp.	3.050%	8/12/51	3,129	1,859
	Intel Corp.	4.900%	8/5/52	3,325	2,748
	Intel Corp.	5.700%	2/10/53	3,046	2,832
	Intel Corp.	5.600%	2/21/54	1,100	1,008
	Intel Corp.	3.100%	2/15/60	5,735	3,211
	Intel Corp.	3.200%	8/12/61	1,445	820
	Intel Corp.	5.050%	8/5/62	1,449	1,179
	Intel Corp.	5.900%	2/10/63	2,305	2,167
	International Business Machines Corp.	4.150%	5/15/39	5,093	4,486
	International Business Machines Corp.	2.850%	5/15/40	1,565	1,155
	International Business Machines Corp.	4.000%	6/20/42	2,560	2,120
	International Business Machines Corp.	4.700%	2/19/46	2,260	1,991
	International Business Machines Corp.	4.250%	5/15/49	5,498	4,429
	International Business Machines Corp.	2.950%	5/15/50	1,510	961
	International Business Machines Corp.	3.430%	2/9/52	1,305	897
	International Business Machines Corp.	5.100%	2/6/53	1,575	1,434
[2]	International Business Machines Corp.	5.700%	2/10/55	997	986
	International Business Machines Corp.	7.125%	12/1/96	290	351
	Intuit Inc.	5.500%	9/15/53	1,795	1,781
	Juniper Networks Inc.	5.950%	3/15/41	780	776
	KLA Corp.	5.000%	3/15/49	185	171
	KLA Corp.	3.300%	3/1/50	1,074	745
	KLA Corp.	4.950%	7/15/52	2,657	2,418
	KLA Corp.	5.250%	7/15/62	1,305	1,222
	Kyndryl Holdings Inc.	4.100%	10/15/41	60	48
	Lam Research Corp.	4.875%	3/15/49	174	159
	Lam Research Corp.	2.875%	6/15/50	2,544	1,641
	Lam Research Corp.	3.125%	6/15/60	1,595	994
	Marvell Technology Inc.	5.450%	7/15/35	600	604
	Micron Technology Inc.	6.050%	11/1/35	1,000	1,046
	Micron Technology Inc.	3.366%	11/1/41	1,345	989
	Micron Technology Inc.	3.477%	11/1/51	1,004	683
	Microsoft Corp.	4.200%	11/3/35	505	498
	Microsoft Corp.	3.450%	8/8/36	5,842	5,246
	Microsoft Corp.	4.100%	2/6/37	2,157	2,060
	Microsoft Corp.	4.500%	10/1/40	1,605	1,549
	Microsoft Corp.	3.700%	8/8/46	4,466	3,595
	Microsoft Corp.	4.250%	2/6/47	505	449
	Microsoft Corp.	4.500%	6/15/47	105	95
	Microsoft Corp.	2.525%	6/1/50	7,844	4,849
	Microsoft Corp.	2.500%	9/15/50	5,217	3,201
	Microsoft Corp.	2.921%	3/17/52	14,061	9,328
	Microsoft Corp.	3.950%	8/8/56	1,179	939
	Microsoft Corp.	2.675%	6/1/60	7,838	4,631
	Microsoft Corp.	3.041%	3/17/62	2,473	1,587
	Moody's Corp.	2.750%	8/19/41	476	336
	Moody's Corp.	5.250%	7/15/44	1,965	1,872
	Moody's Corp.	3.250%	5/20/50	776	522
	Moody's Corp.	3.750%	2/25/52	290	216
	Moody's Corp.	3.100%	11/29/61	960	595
	Motorola Solutions Inc.	5.500%	9/1/44	1,750	1,712
	NVIDIA Corp.	3.500%	4/1/40	2,465	2,076
	NVIDIA Corp.	3.500%	4/1/50	2,252	1,684
	NVIDIA Corp.	3.700%	4/1/60	1,706	1,254
	NXP BV	3.250%	5/11/41	1,673	1,230
	NXP BV	3.125%	2/15/42	1,150	818
	NXP BV	3.250%	11/30/51	2,466	1,592
	Oracle Corp.	5.500%	8/3/35	3,000	3,067
	Oracle Corp.	3.850%	7/15/36	1,685	1,481
	Oracle Corp.	3.800%	11/15/37	4,740	4,054
	Oracle Corp.	6.500%	4/15/38	2,021	2,197
133

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.125%	7/8/39	939	987
	Oracle Corp.	3.600%	4/1/40	5,710	4,570
	Oracle Corp.	5.375%	7/15/40	5,219	5,095
	Oracle Corp.	3.650%	3/25/41	4,350	3,424
	Oracle Corp.	4.125%	5/15/45	4,590	3,647
	Oracle Corp.	4.000%	7/15/46	6,210	4,789
	Oracle Corp.	4.000%	11/15/47	2,110	1,614
	Oracle Corp.	3.600%	4/1/50	8,541	5,969
	Oracle Corp.	3.950%	3/25/51	6,100	4,501
	Oracle Corp.	6.900%	11/9/52	2,790	3,102
	Oracle Corp.	5.550%	2/6/53	1,010	949
	Oracle Corp.	5.375%	9/27/54	3,555	3,245
	Oracle Corp.	6.000%	8/3/55	3,025	3,020
	Oracle Corp.	3.850%	4/1/60	6,245	4,303
	Oracle Corp.	4.100%	3/25/61	4,270	3,081
	Oracle Corp.	5.500%	9/27/64	1,965	1,787
	Oracle Corp.	6.125%	8/3/65	2,045	2,045
	PayPal Holdings Inc.	3.250%	6/1/50	1,221	831
	PayPal Holdings Inc.	5.050%	6/1/52	1,063	980
	PayPal Holdings Inc.	5.500%	6/1/54	1,305	1,277
	PayPal Holdings Inc.	5.250%	6/1/62	825	756
	QUALCOMM Inc.	4.800%	5/20/45	2,804	2,555
	QUALCOMM Inc.	4.300%	5/20/47	1,744	1,462
	QUALCOMM Inc.	3.250%	5/20/50	151	104
	QUALCOMM Inc.	4.500%	5/20/52	1,405	1,189
	QUALCOMM Inc.	6.000%	5/20/53	1,150	1,209
	S&P Global Inc.	3.250%	12/1/49	2,076	1,462
	S&P Global Inc.	3.700%	3/1/52	986	744
	S&P Global Inc.	2.300%	8/15/60	555	283
	S&P Global Inc.	3.900%	3/1/62	1,115	832
	Salesforce Inc.	2.700%	7/15/41	1,460	1,049
	Salesforce Inc.	2.900%	7/15/51	2,465	1,576
	Salesforce Inc.	3.050%	7/15/61	1,772	1,083
	Synopsys Inc.	5.700%	4/1/55	3,203	3,183
	Texas Instruments Inc.	3.875%	3/15/39	1,379	1,218
	Texas Instruments Inc.	4.150%	5/15/48	1,783	1,469
	Texas Instruments Inc.	2.700%	9/15/51	1,132	686
	Texas Instruments Inc.	5.000%	3/14/53	1,235	1,139
	Texas Instruments Inc.	5.150%	2/8/54	1,405	1,325
	Texas Instruments Inc.	5.050%	5/18/63	1,628	1,495
[2]	TR Finance LLC	5.500%	8/15/35	754	763
[2]	TR Finance LLC	5.850%	4/15/40	740	760
[2]	TR Finance LLC	5.650%	11/23/43	400	389
	TSMC Arizona Corp.	3.125%	10/25/41	1,670	1,291
	TSMC Arizona Corp.	3.250%	10/25/51	1,576	1,137
	TSMC Arizona Corp.	4.500%	4/22/52	1,440	1,295
	Verisk Analytics Inc.	3.625%	5/15/50	123	88
					330,659
Utilities (5.9%)
[2]	AEP Texas Inc.	4.150%	5/1/49	710	537
[2]	AEP Texas Inc.	3.450%	1/15/50	930	634
	AEP Texas Inc.	3.450%	5/15/51	858	575
	AEP Texas Inc.	5.250%	5/15/52	975	878
	AEP Transmission Co. LLC	4.000%	12/1/46	943	745
	AEP Transmission Co. LLC	3.750%	12/1/47	566	429
	AEP Transmission Co. LLC	3.800%	6/15/49	1,475	1,099
	AEP Transmission Co. LLC	3.150%	9/15/49	390	259
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	970	713
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	495	302
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	1,190	1,000
	AEP Transmission Co. LLC	5.400%	3/15/53	869	840
	Alabama Power Co.	6.125%	5/15/38	930	1,003
	Alabama Power Co.	6.000%	3/1/39	452	486
	Alabama Power Co.	3.850%	12/1/42	520	418
	Alabama Power Co.	4.150%	8/15/44	887	732
	Alabama Power Co.	3.750%	3/1/45	2,278	1,781
	Alabama Power Co.	4.300%	1/2/46	1,191	997
[2]	Alabama Power Co.	3.700%	12/1/47	1,241	945
[2]	Alabama Power Co.	4.300%	7/15/48	472	390
134

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	3.450%	10/1/49	989	703
	Alabama Power Co.	3.125%	7/15/51	927	618
	Alabama Power Co.	3.000%	3/15/52	1,030	666
	Ameren Illinois Co.	4.150%	3/15/46	992	813
	Ameren Illinois Co.	3.700%	12/1/47	520	392
	Ameren Illinois Co.	4.500%	3/15/49	722	612
	Ameren Illinois Co.	2.900%	6/15/51	944	594
	Ameren Illinois Co.	5.900%	12/1/52	139	143
	Ameren Illinois Co.	5.550%	7/1/54	10	10
	Ameren Illinois Co.	5.625%	3/1/55	531	525
	American Electric Power Co. Inc.	3.250%	3/1/50	1,120	731
	American Water Capital Corp.	6.593%	10/15/37	404	454
	American Water Capital Corp.	4.300%	12/1/42	1,050	896
	American Water Capital Corp.	4.300%	9/1/45	645	545
	American Water Capital Corp.	3.750%	9/1/47	581	441
	American Water Capital Corp.	4.200%	9/1/48	1,003	807
	American Water Capital Corp.	4.150%	6/1/49	630	504
	American Water Capital Corp.	3.450%	5/1/50	744	525
	American Water Capital Corp.	3.250%	6/1/51	1,495	1,009
	American Water Capital Corp.	5.450%	3/1/54	1,200	1,160
	Appalachian Power Co.	7.000%	4/1/38	951	1,058
	Appalachian Power Co.	4.400%	5/15/44	530	431
	Appalachian Power Co.	4.450%	6/1/45	1,285	1,042
[2]	Appalachian Power Co.	4.500%	3/1/49	1,016	821
	Arizona Public Service Co.	5.050%	9/1/41	1,052	961
	Arizona Public Service Co.	4.500%	4/1/42	875	745
	Arizona Public Service Co.	4.350%	11/15/45	1,045	856
	Arizona Public Service Co.	3.750%	5/15/46	910	678
	Arizona Public Service Co.	4.200%	8/15/48	575	446
	Arizona Public Service Co.	4.250%	3/1/49	1,192	935
	Arizona Public Service Co.	3.350%	5/15/50	665	451
[2]	Atmos Energy Corp.	5.200%	8/15/35	575	582
	Atmos Energy Corp.	5.500%	6/15/41	1,000	1,008
	Atmos Energy Corp.	4.150%	1/15/43	614	515
	Atmos Energy Corp.	4.125%	10/15/44	817	678
	Atmos Energy Corp.	4.300%	10/1/48	589	488
	Atmos Energy Corp.	4.125%	3/15/49	325	259
	Atmos Energy Corp.	3.375%	9/15/49	1,687	1,173
	Atmos Energy Corp.	2.850%	2/15/52	638	394
	Atmos Energy Corp.	5.750%	10/15/52	605	605
	Atmos Energy Corp.	6.200%	11/15/53	840	909
	Atmos Energy Corp.	5.000%	12/15/54	1,140	1,036
	Avista Corp.	4.350%	6/1/48	849	697
	Avista Corp.	4.000%	4/1/52	902	665
	Baltimore Gas & Electric Co.	6.350%	10/1/36	903	983
	Baltimore Gas & Electric Co.	3.500%	8/15/46	643	473
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,502	1,136
	Baltimore Gas & Electric Co.	4.250%	9/15/48	230	186
	Baltimore Gas & Electric Co.	3.200%	9/15/49	638	432
	Baltimore Gas & Electric Co.	5.400%	6/1/53	785	749
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/54	1,735	1,719
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,694	2,897
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,217	1,296
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,578	1,485
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	981	845
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,614	1,218
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	714	591
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,516	1,212
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,695	1,653
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	976	816
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	553	427
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	729	634
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,072	835
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	86	70
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,740	1,216
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	865	622
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	912	816
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	699	662
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	617	623
	Cleco Corporate Holdings LLC	4.973%	5/1/46	513	439
135

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CMS Energy Corp.	4.875%	3/1/44	780	696
	CMS Energy Corp.	6.500%	6/1/55	462	463
	Commonwealth Edison Co.	5.900%	3/15/36	1,917	2,042
	Commonwealth Edison Co.	6.450%	1/15/38	770	850
	Commonwealth Edison Co.	4.600%	8/15/43	960	844
	Commonwealth Edison Co.	4.700%	1/15/44	1,205	1,077
	Commonwealth Edison Co.	3.650%	6/15/46	2,380	1,807
[2]	Commonwealth Edison Co.	3.750%	8/15/47	1,459	1,106
	Commonwealth Edison Co.	4.000%	3/1/48	1,606	1,270
	Commonwealth Edison Co.	4.000%	3/1/49	880	686
[2]	Commonwealth Edison Co.	3.200%	11/15/49	927	627
	Commonwealth Edison Co.	3.000%	3/1/50	739	479
[2]	Commonwealth Edison Co.	3.125%	3/15/51	646	429
[2]	Commonwealth Edison Co.	2.750%	9/1/51	435	265
	Commonwealth Edison Co.	5.300%	2/1/53	1,080	1,024
	Commonwealth Edison Co.	5.950%	6/1/55	1,250	1,295
	Connecticut Light & Power Co.	4.300%	4/15/44	592	501
	Connecticut Light & Power Co.	4.000%	4/1/48	555	437
	Connecticut Light & Power Co.	5.250%	1/15/53	1,713	1,606
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	969	1,020
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,651	2,851
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	985	1,120
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	855	867
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,600	1,643
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	685	579
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	878	714
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	990	854
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	904	773
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	890	687
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	782	600
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	892	760
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,465	1,154
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	975	761
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	3	2
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,826	1,926
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	230	235
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	970	968
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,431	1,205
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	1,380	1,338
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	825	649
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	580	429
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,405	1,141
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,285	891
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,270	749
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	320	218
	Constellation Energy Generation LLC	6.250%	10/1/39	890	951
	Constellation Energy Generation LLC	5.600%	6/15/42	1,356	1,330
	Constellation Energy Generation LLC	6.500%	10/1/53	2,030	2,184
	Constellation Energy Generation LLC	5.750%	3/15/54	1,970	1,934
	Consumers Energy Co.	3.950%	5/15/43	654	535
	Consumers Energy Co.	3.250%	8/15/46	1,333	976
	Consumers Energy Co.	3.950%	7/15/47	617	490
	Consumers Energy Co.	4.050%	5/15/48	533	427
	Consumers Energy Co.	4.350%	4/15/49	844	714
	Consumers Energy Co.	3.750%	2/15/50	1,281	972
	Consumers Energy Co.	3.100%	8/15/50	1,235	825
	Consumers Energy Co.	3.500%	8/1/51	2,266	1,673
	Consumers Energy Co.	2.650%	8/15/52	555	339
	Dayton Power & Light Co.	3.950%	6/15/49	1,063	788
	Delmarva Power & Light Co.	4.150%	5/15/45	843	691
[2]	Dominion Energy Inc.	3.300%	4/15/41	2,219	1,638
[2]	Dominion Energy Inc.	4.900%	8/1/41	1,168	1,055
[2]	Dominion Energy Inc.	4.050%	9/15/42	1,345	1,067
	Dominion Energy Inc.	4.700%	12/1/44	1,336	1,144
[2]	Dominion Energy Inc.	4.600%	3/15/49	750	615
[2]	Dominion Energy Inc.	4.850%	8/15/52	529	448
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	780	829
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	705	697
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	787	699
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	471	422
136

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	DTE Electric Co.	4.000%	4/1/43	645	528
	DTE Electric Co.	4.300%	7/1/44	570	480
	DTE Electric Co.	3.700%	3/15/45	1,764	1,366
	DTE Electric Co.	3.750%	8/15/47	1,077	819
	DTE Electric Co.	3.950%	3/1/49	1,518	1,191
	DTE Electric Co.	2.950%	3/1/50	762	497
[2]	DTE Electric Co.	3.250%	4/1/51	1,564	1,071
	DTE Electric Co.	5.400%	4/1/53	540	527
	DTE Electric Co.	5.850%	5/15/55	805	826
	Duke Energy Carolinas LLC	6.100%	6/1/37	887	944
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,555	1,657
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,257	1,342
	Duke Energy Carolinas LLC	5.300%	2/15/40	998	997
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,406	1,204
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,555	1,284
	Duke Energy Carolinas LLC	3.750%	6/1/45	750	583
	Duke Energy Carolinas LLC	3.875%	3/15/46	715	557
	Duke Energy Carolinas LLC	3.700%	12/1/47	820	616
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,411	1,102
	Duke Energy Carolinas LLC	3.200%	8/15/49	745	504
	Duke Energy Carolinas LLC	3.450%	4/15/51	830	587
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,033	990
	Duke Energy Carolinas LLC	5.400%	1/15/54	615	592
	Duke Energy Corp.	3.300%	6/15/41	751	564
	Duke Energy Corp.	3.750%	9/1/46	2,112	1,562
	Duke Energy Corp.	3.950%	8/15/47	1,262	948
	Duke Energy Corp.	4.200%	6/15/49	940	729
	Duke Energy Corp.	3.500%	6/15/51	1,300	892
	Duke Energy Corp.	5.000%	8/15/52	1,475	1,293
	Duke Energy Corp.	6.100%	9/15/53	725	738
	Duke Energy Corp.	5.800%	6/15/54	1,990	1,946
	Duke Energy Florida LLC	6.350%	9/15/37	1,241	1,355
	Duke Energy Florida LLC	6.400%	6/15/38	1,182	1,298
	Duke Energy Florida LLC	5.650%	4/1/40	688	705
	Duke Energy Florida LLC	3.400%	10/1/46	1,127	806
	Duke Energy Florida LLC	4.200%	7/15/48	1,022	820
	Duke Energy Florida LLC	3.000%	12/15/51	1,065	674
	Duke Energy Florida LLC	5.950%	11/15/52	320	329
	Duke Energy Florida LLC	6.200%	11/15/53	1,435	1,528
	Duke Energy Indiana LLC	6.120%	10/15/35	911	968
	Duke Energy Indiana LLC	6.350%	8/15/38	971	1,059
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,000	911
	Duke Energy Indiana LLC	3.750%	5/15/46	885	672
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	930	632
	Duke Energy Indiana LLC	2.750%	4/1/50	1,378	846
	Duke Energy Indiana LLC	5.400%	4/1/53	500	477
	Duke Energy Indiana LLC	5.900%	5/15/55	300	308
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,099	817
	Duke Energy Ohio Inc.	4.300%	2/1/49	83	67
	Duke Energy Ohio Inc.	5.550%	3/15/54	575	562
	Duke Energy Progress LLC	6.300%	4/1/38	953	1,034
	Duke Energy Progress LLC	4.100%	5/15/42	1,019	848
	Duke Energy Progress LLC	4.100%	3/15/43	512	423
	Duke Energy Progress LLC	4.150%	12/1/44	2,034	1,662
	Duke Energy Progress LLC	4.200%	8/15/45	1,479	1,219
	Duke Energy Progress LLC	3.700%	10/15/46	67	51
	Duke Energy Progress LLC	3.600%	9/15/47	1,092	798
	Duke Energy Progress LLC	2.500%	8/15/50	632	369
	Duke Energy Progress LLC	2.900%	8/15/51	1,360	847
	Duke Energy Progress LLC	4.000%	4/1/52	1,092	836
	Duke Energy Progress LLC	5.350%	3/15/53	1,392	1,324
	Duke Energy Progress LLC	5.550%	3/15/55	1,165	1,139
	El Paso Electric Co.	5.000%	12/1/44	410	359
	Emera US Finance LP	4.750%	6/15/46	1,242	1,032
	Entergy Arkansas LLC	4.200%	4/1/49	762	607
	Entergy Arkansas LLC	2.650%	6/15/51	1,280	751
	Entergy Arkansas LLC	3.350%	6/15/52	887	594
	Entergy Arkansas LLC	5.750%	6/1/54	1,595	1,584
	Entergy Corp.	3.750%	6/15/50	1,360	969
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,322
137

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	929	740
	Entergy Louisiana LLC	4.200%	4/1/50	597	474
	Entergy Louisiana LLC	2.900%	3/15/51	1,401	868
	Entergy Louisiana LLC	4.750%	9/15/52	605	523
	Entergy Louisiana LLC	5.700%	3/15/54	1,375	1,357
	Entergy Louisiana LLC	5.800%	3/15/55	1,710	1,712
	Entergy Mississippi LLC	3.850%	6/1/49	847	629
	Entergy Mississippi LLC	5.850%	6/1/54	800	802
	Entergy Mississippi LLC	5.800%	4/15/55	928	930
	Entergy Texas Inc.	4.500%	3/30/39	630	571
	Entergy Texas Inc.	3.550%	9/30/49	976	687
	Entergy Texas Inc.	5.800%	9/1/53	920	910
	Essential Utilities Inc.	4.276%	5/1/49	990	777
	Essential Utilities Inc.	3.351%	4/15/50	1,379	911
	Essential Utilities Inc.	5.300%	5/1/52	930	847
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,448	1,196
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,115	913
	Evergy Kansas Central Inc.	4.250%	12/1/45	132	108
	Evergy Kansas Central Inc.	3.450%	4/15/50	557	387
	Evergy Metro Inc.	5.300%	10/1/41	955	918
	Evergy Metro Inc.	4.200%	6/15/47	632	505
	Evergy Metro Inc.	4.200%	3/15/48	655	522
[2]	Evergy Metro Inc.	4.125%	4/1/49	945	735
	Eversource Energy	3.450%	1/15/50	1,555	1,091
	Exelon Corp.	5.625%	6/15/35	985	1,014
	Exelon Corp.	5.100%	6/15/45	1,093	995
	Exelon Corp.	4.700%	4/15/50	2,387	2,015
	Exelon Corp.	4.100%	3/15/52	510	391
	Exelon Corp.	5.600%	3/15/53	1,300	1,250
	Exelon Corp.	5.875%	3/15/55	462	461
[2]	FirstEnergy Corp.	4.850%	7/15/47	30	26
[2]	FirstEnergy Corp.	3.400%	3/1/50	2,035	1,382
	Florida Power & Light Co.	5.650%	2/1/37	753	788
	Florida Power & Light Co.	5.950%	2/1/38	715	768
	Florida Power & Light Co.	5.960%	4/1/39	960	1,025
	Florida Power & Light Co.	5.690%	3/1/40	1,059	1,105
	Florida Power & Light Co.	5.250%	2/1/41	990	981
	Florida Power & Light Co.	4.125%	2/1/42	1,060	901
	Florida Power & Light Co.	4.050%	6/1/42	999	844
	Florida Power & Light Co.	4.050%	10/1/44	762	628
	Florida Power & Light Co.	3.700%	12/1/47	989	750
	Florida Power & Light Co.	3.950%	3/1/48	1,053	838
	Florida Power & Light Co.	4.125%	6/1/48	675	547
	Florida Power & Light Co.	3.990%	3/1/49	1,115	877
	Florida Power & Light Co.	3.150%	10/1/49	1,412	953
	Florida Power & Light Co.	2.875%	12/4/51	2,529	1,598
	Florida Power & Light Co.	5.300%	4/1/53	1,807	1,729
	Florida Power & Light Co.	5.600%	6/15/54	1,040	1,037
	Florida Power & Light Co.	5.700%	3/15/55	604	612
	Florida Power & Light Co.	5.800%	3/15/65	389	394
[2]	Georgia Power Co.	4.750%	9/1/40	850	792
	Georgia Power Co.	4.300%	3/15/42	1,180	1,019
	Georgia Power Co.	4.300%	3/15/43	699	594
[2]	Georgia Power Co.	3.700%	1/30/50	1,170	873
[2]	Georgia Power Co.	3.250%	3/15/51	930	638
	Iberdrola International BV	6.750%	7/15/36	701	796
[2]	Idaho Power Co.	4.200%	3/1/48	561	453
[2]	Idaho Power Co.	5.500%	3/15/53	1,360	1,302
[2]	Idaho Power Co.	5.800%	4/1/54	985	991
[2]	Idaho Power Co.	5.700%	3/15/55	240	236
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	1,090	920
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	804	596
	Indiana Michigan Power Co.	3.250%	5/1/51	869	569
	Indiana Michigan Power Co.	5.625%	4/1/53	90	88
	Interstate Power & Light Co.	6.250%	7/15/39	479	508
	Interstate Power & Light Co.	3.700%	9/15/46	1,415	1,040
	Interstate Power & Light Co.	3.100%	11/30/51	891	569
	Interstate Power & Light Co.	5.450%	9/30/54	1,160	1,111
	ITC Holdings Corp.	5.300%	7/1/43	531	486
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	750	719
138

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	1,734	1,658
	Kentucky Utilities Co.	5.125%	11/1/40	1,029	991
	Kentucky Utilities Co.	4.375%	10/1/45	2,242	1,886
	Kentucky Utilities Co.	3.300%	6/1/50	1,425	968
	Louisville Gas & Electric Co.	4.250%	4/1/49	180	143
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,284
	MidAmerican Energy Co.	4.250%	5/1/46	970	800
	MidAmerican Energy Co.	3.950%	8/1/47	1,521	1,201
	MidAmerican Energy Co.	3.650%	8/1/48	2,065	1,541
	MidAmerican Energy Co.	4.250%	7/15/49	978	795
	MidAmerican Energy Co.	5.850%	9/15/54	1,010	1,040
	MidAmerican Energy Co.	5.300%	2/1/55	1,865	1,771
[2]	Mississippi Power Co.	4.250%	3/15/42	980	836
[2]	Mississippi Power Co.	3.100%	7/30/51	200	131
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	760	640
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	824
[2]	Nevada Power Co.	6.650%	4/1/36	173	191
[2]	Nevada Power Co.	6.750%	7/1/37	1,167	1,302
[2]	Nevada Power Co.	3.125%	8/1/50	900	574
[2]	Nevada Power Co.	5.900%	5/1/53	845	842
	Nevada Power Co.	6.000%	3/15/54	885	901
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	2,225	2,056
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	960	923
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	3,105	3,116
	NiSource Inc.	5.350%	7/15/35	1,800	1,815
	NiSource Inc.	5.950%	6/15/41	998	1,016
	NiSource Inc.	5.250%	2/15/43	1,170	1,094
	NiSource Inc.	4.800%	2/15/44	1,212	1,071
	NiSource Inc.	5.650%	2/1/45	2,260	2,205
	NiSource Inc.	4.375%	5/15/47	972	800
	NiSource Inc.	3.950%	3/30/48	971	750
	NiSource Inc.	5.850%	4/1/55	2,165	2,145
	Northern States Power Co.	6.250%	6/1/36	1,025	1,128
	Northern States Power Co.	6.200%	7/1/37	1,022	1,114
	Northern States Power Co.	5.350%	11/1/39	645	654
	Northern States Power Co.	4.125%	5/15/44	885	733
	Northern States Power Co.	4.000%	8/15/45	919	739
	Northern States Power Co.	3.600%	9/15/47	570	425
	Northern States Power Co.	2.900%	3/1/50	215	140
	Northern States Power Co.	2.600%	6/1/51	615	371
	Northern States Power Co.	4.500%	6/1/52	920	781
	Northern States Power Co.	5.100%	5/15/53	980	907
	Northern States Power Co.	5.400%	3/15/54	995	963
	Northern States Power Co.	5.650%	6/15/54	980	989
	Northern States Power Co.	5.650%	5/15/55	1,400	1,398
	Northwest Natural Holding Co.	7.000%	9/15/55	550	556
	NorthWestern Corp.	4.176%	11/15/44	949	771
	NSTAR Electric Co.	5.500%	3/15/40	447	453
	NSTAR Electric Co.	4.950%	9/15/52	881	784
	Oglethorpe Power Corp.	5.950%	11/1/39	635	653
	Oglethorpe Power Corp.	5.375%	11/1/40	1,342	1,311
	Oglethorpe Power Corp.	4.500%	4/1/47	935	765
	Oglethorpe Power Corp.	5.050%	10/1/48	772	682
	Oglethorpe Power Corp.	5.250%	9/1/50	715	636
	Oglethorpe Power Corp.	6.200%	12/1/53	50	51
	Oglethorpe Power Corp.	5.800%	6/1/54	685	666
	Oglethorpe Power Corp.	5.900%	2/1/55	900	884
	Ohio Edison Co.	6.875%	7/15/36	655	736
	Ohio Power Co.	4.150%	4/1/48	810	626
	Ohio Power Co.	4.000%	6/1/49	934	707
[2]	Ohio Power Co.	2.900%	10/1/51	655	399
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,241	987
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	875	853
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	271	270
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	278	333
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,235	1,211
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,435	1,265
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	50	39
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	934	704
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,024	806
139

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,072	799
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	667	485
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,034	608
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,595	1,417
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	842	788
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	1,180	1,143
[4]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	500	502
	ONE Gas Inc.	4.658%	2/1/44	820	722
	ONE Gas Inc.	4.500%	11/1/48	853	714
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,276	2,725
	Pacific Gas & Electric Co.	3.300%	8/1/40	1,755	1,258
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,360	1,052
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,825	1,478
	Pacific Gas & Electric Co.	4.300%	3/15/45	845	639
	Pacific Gas & Electric Co.	4.250%	3/15/46	735	546
	Pacific Gas & Electric Co.	4.000%	12/1/46	1,435	1,026
	Pacific Gas & Electric Co.	3.950%	12/1/47	465	327
	Pacific Gas & Electric Co.	4.950%	7/1/50	5,937	4,784
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,710	1,095
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,450	1,206
	Pacific Gas & Electric Co.	6.750%	1/15/53	2,240	2,257
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,395	1,398
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,435	1,299
	Pacific Gas & Electric Co.	6.150%	3/1/55	395	370
	PacifiCorp	6.100%	8/1/36	875	916
	PacifiCorp	6.250%	10/15/37	803	849
	PacifiCorp	6.350%	7/15/38	1,365	1,453
	PacifiCorp	6.000%	1/15/39	922	951
	PacifiCorp	4.100%	2/1/42	1,017	820
	PacifiCorp	4.125%	1/15/49	2,867	2,195
	PacifiCorp	4.150%	2/15/50	1,514	1,155
	PacifiCorp	3.300%	3/15/51	1,350	873
	PacifiCorp	5.350%	12/1/53	1,335	1,202
	PacifiCorp	5.800%	1/15/55	2,673	2,560
	PECO Energy Co.	5.950%	10/1/36	1,055	1,122
	PECO Energy Co.	4.150%	10/1/44	858	712
	PECO Energy Co.	3.700%	9/15/47	753	571
	PECO Energy Co.	3.900%	3/1/48	778	608
	PECO Energy Co.	3.000%	9/15/49	815	535
	PECO Energy Co.	3.050%	3/15/51	680	445
	PECO Energy Co.	2.850%	9/15/51	992	625
	PECO Energy Co.	4.600%	5/15/52	819	700
	PECO Energy Co.	5.250%	9/15/54	680	644
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	605	525
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	763	554
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	90	60
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	514	456
	Potomac Electric Power Co.	6.500%	11/15/37	960	1,072
	Potomac Electric Power Co.	4.150%	3/15/43	970	804
	Potomac Electric Power Co.	5.500%	3/15/54	755	736
	PPL Electric Utilities Corp.	6.250%	5/15/39	612	675
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,245	1,035
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,413	1,123
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,006	817
	PPL Electric Utilities Corp.	5.250%	5/15/53	935	894
	Progress Energy Inc.	6.000%	12/1/39	1,285	1,340
[2]	Public Service Co. of Colorado	6.250%	9/1/37	976	1,048
	Public Service Co. of Colorado	6.500%	8/1/38	351	385
	Public Service Co. of Colorado	3.600%	9/15/42	855	659
	Public Service Co. of Colorado	4.300%	3/15/44	440	362
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	746
	Public Service Co. of Colorado	4.100%	6/15/48	989	768
	Public Service Co. of Colorado	4.050%	9/15/49	301	229
[2]	Public Service Co. of Colorado	2.700%	1/15/51	867	513
[2]	Public Service Co. of Colorado	4.500%	6/1/52	1,563	1,272
	Public Service Co. of Colorado	5.250%	4/1/53	1,109	1,017
	Public Service Co. of Colorado	5.750%	5/15/54	775	764
	Public Service Co. of Colorado	5.850%	5/15/55	700	695
	Public Service Co. of New Hampshire	3.600%	7/1/49	790	572
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	590
140

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Oklahoma	5.450%	1/15/36	1,125	1,133
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	853	904
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	875	721
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	680	535
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,762	1,371
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	931	693
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,377	1,103
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	845	654
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	852	590
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	526	328
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,089	580
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	702	660
	Public Service Electric & Gas Co.	5.450%	8/1/53	838	821
[2]	Public Service Electric & Gas Co.	5.450%	3/1/54	510	500
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,285	1,232
[2]	Public Service Electric & Gas Co.	5.500%	3/1/55	412	407
	Puget Sound Energy Inc.	6.274%	3/15/37	552	595
	Puget Sound Energy Inc.	5.757%	10/1/39	345	356
	Puget Sound Energy Inc.	5.795%	3/15/40	1,110	1,137
	Puget Sound Energy Inc.	5.638%	4/15/41	810	802
	Puget Sound Energy Inc.	4.300%	5/20/45	114	94
	Puget Sound Energy Inc.	4.223%	6/15/48	1,790	1,429
	Puget Sound Energy Inc.	3.250%	9/15/49	1,326	887
	Puget Sound Energy Inc.	5.685%	6/15/54	1,120	1,099
	San Diego Gas & Electric Co.	6.000%	6/1/39	975	1,023
	San Diego Gas & Electric Co.	4.500%	8/15/40	508	453
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	150	111
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,015	788
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	877	586
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,555	1,117
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,100	1,026
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,460	1,404
	Sempra	3.800%	2/1/38	1,879	1,557
	Sempra	6.000%	10/15/39	1,059	1,073
	Sempra	4.000%	2/1/48	1,502	1,109
	Sierra Pacific Power Co.	5.900%	3/15/54	525	527
[2]	Southern California Edison Co.	5.350%	7/15/35	950	926
	Southern California Edison Co.	5.625%	2/1/36	878	854
[2]	Southern California Edison Co.	5.550%	1/15/37	876	844
[2]	Southern California Edison Co.	5.950%	2/1/38	1,045	1,044
	Southern California Edison Co.	6.050%	3/15/39	615	614
	Southern California Edison Co.	5.500%	3/15/40	1,033	970
	Southern California Edison Co.	4.500%	9/1/40	1,472	1,230
	Southern California Edison Co.	4.050%	3/15/42	4	3
	Southern California Edison Co.	4.650%	10/1/43	1,620	1,309
[2]	Southern California Edison Co.	3.600%	2/1/45	755	520
	Southern California Edison Co.	4.000%	4/1/47	2,416	1,736
[2]	Southern California Edison Co.	4.125%	3/1/48	755	548
[2]	Southern California Edison Co.	4.875%	3/1/49	1,141	914
	Southern California Edison Co.	3.650%	2/1/50	2,400	1,599
[2]	Southern California Edison Co.	2.950%	2/1/51	2,345	1,368
[2]	Southern California Edison Co.	3.650%	6/1/51	920	607
	Southern California Edison Co.	3.450%	2/1/52	1,225	773
[2]	Southern California Edison Co.	5.450%	6/1/52	675	582
	Southern California Edison Co.	5.700%	3/1/53	750	674
	Southern California Edison Co.	5.875%	12/1/53	645	589
	Southern California Edison Co.	5.750%	4/15/54	460	412
	Southern California Edison Co.	5.900%	3/1/55	650	595
	Southern California Edison Co.	6.200%	9/15/55	650	622
	Southern California Gas Co.	5.125%	11/15/40	1,006	962
	Southern California Gas Co.	3.750%	9/15/42	3	2
[2]	Southern California Gas Co.	4.125%	6/1/48	963	748
[2]	Southern California Gas Co.	3.950%	2/15/50	878	658
	Southern California Gas Co.	6.350%	11/15/52	995	1,065
	Southern California Gas Co.	5.750%	6/1/53	720	708
	Southern California Gas Co.	6.000%	6/15/55	550	561
	Southern Co.	4.250%	7/1/36	1,870	1,714
	Southern Co.	4.400%	7/1/46	2,082	1,734
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	962	984
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	915	769
141

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,115	1,626
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	975	793
	Southern Power Co.	5.150%	9/15/41	991	935
	Southern Power Co.	5.250%	7/15/43	1,091	1,023
[2]	Southern Power Co.	4.950%	12/15/46	184	159
	Southwest Gas Corp.	3.800%	9/29/46	1,260	925
	Southwest Gas Corp.	4.150%	6/1/49	535	408
	Southwestern Electric Power Co.	6.200%	3/15/40	980	1,023
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	900	677
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	806	589
	Southwestern Electric Power Co.	3.250%	11/1/51	1,358	875
	Southwestern Public Service Co.	4.500%	8/15/41	986	855
	Southwestern Public Service Co.	3.400%	8/15/46	610	424
	Southwestern Public Service Co.	3.700%	8/15/47	5	4
[2]	Southwestern Public Service Co.	4.400%	11/15/48	350	280
[2]	Southwestern Public Service Co.	3.150%	5/1/50	961	626
	Southwestern Public Service Co.	6.000%	6/1/54	990	1,000
	Tampa Electric Co.	4.350%	5/15/44	580	486
	Tampa Electric Co.	4.300%	6/15/48	9	7
	Tampa Electric Co.	4.450%	6/15/49	980	805
	Tampa Electric Co.	3.625%	6/15/50	908	646
	Tampa Electric Co.	3.450%	3/15/51	635	437
	Toledo Edison Co.	6.150%	5/15/37	617	667
	Tucson Electric Power Co.	4.850%	12/1/48	915	794
	Tucson Electric Power Co.	5.500%	4/15/53	800	760
	Tucson Electric Power Co.	5.900%	4/15/55	984	979
	Union Electric Co.	5.300%	8/1/37	794	803
	Union Electric Co.	8.450%	3/15/39	646	824
	Union Electric Co.	3.650%	4/15/45	740	567
	Union Electric Co.	4.000%	4/1/48	510	399
	Union Electric Co.	3.250%	10/1/49	2,271	1,560
	Union Electric Co.	2.625%	3/15/51	2,527	1,502
	Union Electric Co.	3.900%	4/1/52	870	662
	Union Electric Co.	5.450%	3/15/53	1,205	1,162
	Union Electric Co.	5.250%	1/15/54	525	486
	Union Electric Co.	5.125%	3/15/55	790	732
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	1,007	1,062
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	1,688	1,775
	Virginia Electric & Power Co.	6.350%	11/30/37	3,071	3,305
	Virginia Electric & Power Co.	4.000%	1/15/43	911	736
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	424	372
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	909	742
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	1,215	941
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	1,643	1,234
	Virginia Electric & Power Co.	4.600%	12/1/48	730	619
	Virginia Electric & Power Co.	3.300%	12/1/49	857	575
	Virginia Electric & Power Co.	2.450%	12/15/50	992	558
	Virginia Electric & Power Co.	2.950%	11/15/51	2,027	1,265
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	892	752
	Virginia Electric & Power Co.	5.450%	4/1/53	1,000	951
	Virginia Electric & Power Co.	5.700%	8/15/53	820	809
	Virginia Electric & Power Co.	5.650%	3/15/55	1,800	1,774
[2]	Washington Gas Light Co.	3.796%	9/15/46	895	673
[2]	Washington Gas Light Co.	3.650%	9/15/49	505	363
	Wisconsin Electric Power Co.	5.700%	12/1/36	700	742
	Wisconsin Electric Power Co.	4.300%	10/15/48	712	581
	Wisconsin Power & Light Co.	6.375%	8/15/37	640	701
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	479
	Wisconsin Public Service Corp.	3.671%	12/1/42	690	537
	Wisconsin Public Service Corp.	4.752%	11/1/44	929	825
	Wisconsin Public Service Corp.	2.850%	12/1/51	810	498
	Xcel Energy Inc.	6.500%	7/1/36	907	976
	Xcel Energy Inc.	3.500%	12/1/49	816	559
					493,952
Total Corporate Bonds (Cost $4,132,743)					3,596,526
Sovereign Bonds (2.9%)
	Equinor ASA	3.625%	4/6/40	664	554
	Equinor ASA	5.100%	8/17/40	1,290	1,274
142

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	4.250%	11/23/41	1,095	967
	Equinor ASA	3.950%	5/15/43	1,849	1,548
	Equinor ASA	4.800%	11/8/43	710	656
	Equinor ASA	3.250%	11/18/49	1,873	1,308
	Equinor ASA	3.700%	4/6/50	2,133	1,609
	European Investment Bank	4.875%	2/15/36	783	821
	Export-Import Bank of Korea	2.500%	6/29/41	845	597
[2]	Inter-American Development Bank	3.875%	10/28/41	1,294	1,144
	Inter-American Development Bank	3.200%	8/7/42	554	444
	Inter-American Development Bank	4.375%	1/24/44	729	678
[6]	KFW	0.000%	4/18/36	3,276	2,048
[6]	KFW	0.000%	6/29/37	3,054	1,802
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	1,329	1,585
[2]	Oriental Republic of Uruguay	5.442%	2/14/37	2,215	2,271
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	1,383	1,172
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	6,387	5,892
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	4,369	3,871
[2]	Oriental Republic of Uruguay	5.250%	9/10/60	2,165	1,960
	Province of British Columbia	7.250%	9/1/36	270	327
[2]	Republic of Chile	4.950%	1/5/36	2,842	2,789
[2]	Republic of Chile	5.650%	1/13/37	2,190	2,261
[2]	Republic of Chile	3.100%	5/7/41	5,047	3,754
[2]	Republic of Chile	4.340%	3/7/42	4,011	3,472
	Republic of Chile	3.860%	6/21/47	1,278	990
[2]	Republic of Chile	3.500%	1/25/50	3,685	2,624
[2]	Republic of Chile	4.000%	1/31/52	1,190	918
[2]	Republic of Chile	5.330%	1/5/54	2,520	2,367
[2]	Republic of Chile	3.100%	1/22/61	2,784	1,686
[2]	Republic of Chile	3.250%	9/21/71	2,088	1,269
[2]	Republic of Hungary	7.625%	3/29/41	2,695	3,032
	Republic of Indonesia	4.350%	1/11/48	2,970	2,483
	Republic of Indonesia	5.350%	2/11/49	1,362	1,315
	Republic of Indonesia	3.700%	10/30/49	2,395	1,788
	Republic of Indonesia	3.500%	2/14/50	1,415	1,012
	Republic of Indonesia	4.200%	10/15/50	1,425	1,149
	Republic of Indonesia	3.050%	3/12/51	3,548	2,333
[2]	Republic of Indonesia	4.300%	3/31/52	1,560	1,264
[2]	Republic of Indonesia	5.450%	9/20/52	575	554
[2]	Republic of Indonesia	5.650%	1/11/53	1,080	1,069
[2]	Republic of Indonesia	5.100%	2/10/54	2,220	2,061
[2]	Republic of Indonesia	5.150%	9/10/54	705	662
[2]	Republic of Indonesia	3.200%	9/23/61	1,053	661
	Republic of Indonesia	4.450%	4/15/70	1,656	1,314
	Republic of Indonesia	3.350%	3/12/71	1,265	792
[2]	Republic of Italy	4.000%	10/17/49	3,528	2,550
[2]	Republic of Italy	3.875%	5/6/51	4,490	3,079
	Republic of Korea	4.125%	6/10/44	1,798	1,562
	Republic of Korea	3.875%	9/20/48	489	398
[2]	Republic of Panama	6.700%	1/26/36	3,232	3,215
[2]	Republic of Panama	6.875%	1/31/36	2,516	2,507
[2]	Republic of Panama	8.000%	3/1/38	1,190	1,274
[2]	Republic of Panama	4.500%	5/15/47	1,970	1,360
[2]	Republic of Panama	4.500%	4/16/50	3,952	2,666
[2]	Republic of Panama	4.300%	4/29/53	3,088	1,993
[2]	Republic of Panama	6.853%	3/28/54	2,290	2,099
[2]	Republic of Panama	4.500%	4/1/56	3,835	2,491
[2]	Republic of Panama	7.875%	3/1/57	870	888
[2]	Republic of Panama	3.870%	7/23/60	4,950	2,809
[2]	Republic of Panama	4.500%	1/19/63	1,695	1,090
[2]	Republic of Peru	5.500%	3/30/36	2,596	2,600
[2]	Republic of Peru	6.550%	3/14/37	1,337	1,449
[2]	Republic of Peru	3.300%	3/11/41	2,208	1,642
	Republic of Peru	5.625%	11/18/50	4,126	3,926
[2]	Republic of Peru	3.550%	3/10/51	2,765	1,898
[2]	Republic of Peru	5.875%	8/8/54	2,616	2,527
[2]	Republic of Peru	6.200%	6/30/55	2,235	2,246
[2]	Republic of Peru	2.780%	12/1/60	3,430	1,848
[2]	Republic of Peru	3.600%	1/15/72	1,605	990
[2]	Republic of Peru	3.230%	7/28/21	1,852	994
[2]	Republic of Poland	5.500%	4/4/53	4,010	3,728
143

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Poland	5.500%	3/18/54	5,620	5,210
	Republic of the Philippines	5.000%	1/13/37	1,885	1,871
	Republic of the Philippines	3.950%	1/20/40	3,309	2,851
	Republic of the Philippines	3.700%	3/1/41	3,120	2,529
	Republic of the Philippines	3.700%	2/2/42	4,625	3,707
	Republic of the Philippines	2.950%	5/5/45	2,645	1,804
	Republic of the Philippines	2.650%	12/10/45	2,407	1,555
	Republic of the Philippines	3.200%	7/6/46	3,630	2,548
	Republic of the Philippines	4.200%	3/29/47	1,900	1,548
	Republic of the Philippines	5.950%	10/13/47	965	994
	Republic of the Philippines	5.500%	1/17/48	2,233	2,181
	Republic of the Philippines	5.600%	5/14/49	1,335	1,313
	Republic of the Philippines	5.175%	9/5/49	1,300	1,205
	Republic of the Philippines	5.900%	2/4/50	1,020	1,044
[2]	State of Israel	4.500%	1/30/43	3,853	3,195
[2]	State of Israel	4.125%	1/17/48	2,075	1,563
[2]	State of Israel	3.375%	1/15/50	2,672	1,730
[2]	State of Israel	3.875%	7/3/50	2,475	1,738
[2]	State of Israel	5.750%	3/12/54	4,740	4,399
[2]	State of Israel	4.500%	4/3/20	1,588	1,122
[2]	United Mexican States	6.000%	5/7/36	6,534	6,450
[2]	United Mexican States	6.875%	5/13/37	6,325	6,604
[2,5]	United Mexican States	6.625%	1/29/38	4,552	4,621
	United Mexican States	6.050%	1/11/40	4,769	4,555
[2]	United Mexican States	4.280%	8/14/41	3,954	3,047
[2]	United Mexican States	4.750%	3/8/44	5,932	4,679
	United Mexican States	5.550%	1/21/45	4,413	3,966
	United Mexican States	4.600%	1/23/46	4,055	3,059
	United Mexican States	4.350%	1/15/47	1,979	1,429
	United Mexican States	4.600%	2/10/48	2,837	2,112
[2]	United Mexican States	4.500%	1/31/50	3,187	2,326
[2]	United Mexican States	5.000%	4/27/51	4,282	3,328
[2]	United Mexican States	4.400%	2/12/52	3,478	2,444
[2]	United Mexican States	6.338%	5/4/53	4,798	4,412
[2]	United Mexican States	6.400%	5/7/54	3,685	3,395
[2]	United Mexican States	7.375%	5/13/55	3,795	3,923
[2]	United Mexican States	3.771%	5/24/61	5,268	3,104
[2]	United Mexican States	5.750%	10/12/10	4,022	3,183
Total Sovereign Bonds (Cost $280,685)					240,720
Taxable Municipal Bonds (1.9%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	230	183
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	425	478
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	605	641
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	395	469
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,611
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,035	2,140
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,330	1,507
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	635	713
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	489
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	603
	California GO Prere.	4.600%	4/1/28	1,350	1,372
	California GO	7.550%	4/1/39	4,795	5,747
	California GO	7.300%	10/1/39	3,005	3,475
	California GO	7.350%	11/1/39	1,450	1,685
	California GO	7.625%	3/1/40	2,365	2,831
	California GO	7.600%	11/1/40	3,410	4,112
	California GO	5.200%	3/1/43	500	478
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,192
	California State University Systemwide Revenue	2.897%	11/1/51	650	450
	California State University Systemwide Revenue	2.975%	11/1/51	1,085	726
	California State University Systemwide Revenue	2.719%	11/1/52	725	476
	California State University Systemwide Revenue	2.939%	11/1/52	725	482
	California State University Systemwide Revenue	5.183%	11/1/53	300	285
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	650	662
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	441
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,020	1,054
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	717
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	261
144

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	599
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,116	3,451
	Clark County NV Airport System Revenue	6.820%	7/1/45	650	724
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	905
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	750	629
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	495
	Dallas County TX Hospital District GO	5.621%	8/15/44	525	526
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	795	812
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	790	713
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	790
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	806
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	498
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	575	430
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	443
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	553
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	490
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	345
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	715	609
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	700	736
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	934
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,031	2,193
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,679	1,792
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	407	451
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	410
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	417
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	805
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	574
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	594
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	685	602
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,044
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	725	716
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,364
	Houston TX GO	3.961%	3/1/47	1,135	945
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/46	400	275
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	641
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	576
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	752
[7]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	403
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,040	1,162
[8]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	424
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	975	1,024
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	675	708
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	525	617
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,329
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	1,750	1,759
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	545	571
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	575	570
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	636	605
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	571
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	381
	Massachusetts GO	5.456%	12/1/39	1,485	1,507
	Massachusetts GO	2.900%	9/1/49	580	389
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,039
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	810
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	887
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	575	616
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	80	72
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/46	730	844
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,435
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	957
	Michigan State University Revenue	4.165%	8/15/22	850	612
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	520
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	900	632
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	421
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	877
145

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,264	2,706
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,060	3,505
	New York City NY GO	4.610%	9/1/37	525	510
	New York City NY GO	5.517%	10/1/37	775	787
	New York City NY GO	6.271%	12/1/37	850	911
	New York City NY GO	5.264%	10/1/44	525	509
	New York City NY GO	5.094%	10/1/49	675	637
	New York City NY GO	5.263%	10/1/52	300	289
	New York City NY GO	5.828%	10/1/53	1,400	1,443
	New York City NY GO	5.114%	10/1/54	750	706
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	632
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	530	530
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	614
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	546
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	913
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	998
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	800
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	280	304
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,160	1,369
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,380	1,420
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	783
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	820	846
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,360	1,497
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,217
	Ohio State University General Receipts Revenue	4.800%	6/1/11	872	730
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	706
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	586
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	943
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,075
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/54	500	493
	Pennsylvania State University Revenue	2.790%	9/1/43	750	554
	Pennsylvania State University Revenue	2.840%	9/1/50	780	512
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	595	590
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	675	703
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	745
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	940
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	851
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	552
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	572
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,588
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	750	704
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	582
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,320	2,786
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	942
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	535	341
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	460	469
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	490
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	662
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	317
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	455	302
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	990
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	550	436
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	591
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	945	884
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	783
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	555
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	705
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	590	595
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	920	943
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	515	574
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	600	628
	Texas GO	5.517%	4/1/39	2,165	2,228
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,333
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,190
	Texas Transportation Commission GO	4.681%	4/1/40	450	434
[8]	Tucson City AZ COP	2.856%	7/1/47	625	448
	United Nations Development Corp. NY Revenue	6.536%	8/1/55	475	496
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	720
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	918
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,075	908
146

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	984
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	348
	University of California Revenue	3.071%	5/15/51	1,000	662
	University of California Revenue	4.858%	5/15/12	1,440	1,194
	University of California Revenue	4.767%	5/15/15	800	652
	University of Michigan Revenue	2.437%	4/1/40	905	672
	University of Michigan Revenue	2.562%	4/1/50	500	309
	University of Michigan Revenue	3.504%	4/1/52	600	442
	University of Michigan Revenue	3.504%	4/1/52	500	368
	University of Michigan Revenue	4.454%	4/1/22	2,075	1,627
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	549
[7]	University of Oregon Revenue	3.424%	3/1/60	650	450
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	675	427
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	996
	University of Texas Financing System Revenue	3.354%	8/15/47	800	585
	University of Texas Financing System Revenue	2.439%	8/15/49	600	359
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	521
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	721
	University of Virginia Revenue	2.256%	9/1/50	1,675	954
	University of Virginia Revenue	4.179%	9/1/17	875	652
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	812
Total Taxable Municipal Bonds (Cost $180,357)					163,511
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[9]	Vanguard Market Liquidity Fund (Cost $30,103)	4.355%		301,060	30,103
Total Investments (98.8%) (Cost $9,781,089)					8,319,924
Other Assets and Liabilities—Net (1.2%)					97,119
Net Assets (100%)					8,417,043
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $520 have been segregated as initial margin for recently closed futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $43,773, representing 0.5% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
147

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,750,986)	8,289,821
Affiliated Issuers (Cost $30,103)	30,103
Total Investments in Securities	8,319,924
Investment in Vanguard	228
Receivables for Investment Securities Sold	84,300
Receivables for Accrued Income	98,064
Receivables for Capital Shares Issued	626
Variation Margin Receivable—Futures Contracts	111
Other Assets	9
Total Assets	8,503,262
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	82,952
Payables for Capital Shares Redeemed	2,105
Payables for Distributions	1,030
Payables to Vanguard	126
Total Liabilities	86,219
Net Assets	8,417,043
At June 30, 2025, net assets consisted of:

Paid-in Capital	11,306,322
Total Distributable Earnings (Loss)	(2,889,279)
Net Assets	8,417,043

ETF Shares—Net Assets
Applicable to 82,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,718,054
Net Asset Value Per Share—ETF Shares	$69.48

Admiral™ Shares—Net Assets
Applicable to 163,252,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,716,046
Net Asset Value Per Share—Admiral Shares	$10.51

Institutional Shares—Net Assets
Applicable to 77,128,116 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	810,638
Net Asset Value Per Share—Institutional Shares	$10.51

Institutional Plus Shares—Net Assets
Applicable to 16,393,801 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	172,305
Net Asset Value Per Share—Institutional Plus Shares	$10.51
See accompanying Notes, which are an integral part of the Financial Statements.
148

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	198,224
Total Income	198,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—ETF Shares	411
Management and Administrative—Admiral Shares	430
Management and Administrative—Institutional Shares	134
Management and Administrative—Institutional Plus Shares	23
Marketing and Distribution—ETF Shares	147
Marketing and Distribution—Admiral Shares	39
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—Institutional Plus Shares	2
Custodian Fees	23
Shareholders’ Reports and Proxy Fees—ETF Shares	216
Shareholders’ Reports and Proxy Fees—Admiral Shares	22
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	1,611
Net Investment Income	196,613
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(252,083)
Futures Contracts	187
Realized Net Gain (Loss)	(251,896)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	346,193
Net Increase (Decrease) in Net Assets Resulting from Operations	290,910
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $578, ($5), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($81,103) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
149

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	196,613	391,483
Realized Net Gain (Loss)	(251,896)	(450,249)
Change in Unrealized Appreciation (Depreciation)	346,193	(344,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	290,910	(403,710)
Distributions
ETF Shares	(110,380)	(254,955)
Admiral Shares	(40,087)	(81,767)
Institutional Shares	(18,767)	(38,786)
Institutional Plus Shares	(4,403)	(16,131)
Total Distributions	(173,637)	(391,639)
Capital Share Transactions
ETF Shares	211,576	(284,346)
Admiral Shares	(30,936)	(60,605)
Institutional Shares	(144,053)	95,815
Institutional Plus Shares	(25,835)	(152,239)
Net Increase (Decrease) from Capital Share Transactions	10,752	(401,375)
Total Increase (Decrease)	128,025	(1,196,724)
Net Assets
Beginning of Period	8,289,018	9,485,742
End of Period	8,417,043	8,289,018
See accompanying Notes, which are an integral part of the Financial Statements.
150

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.42	$74.61	$72.35	$103.14	$109.58	$99.92
Investment Operations
Net Investment Income[1]	1.612	3.180	3.075	2.916	2.966	3.242
Net Realized and Unrealized Gain (Loss) on Investments	.781[2]	(6.165)[2]	2.216[2]	(30.687)[2]	(5.939)[2]	12.817
Total from Investment Operations	2.393	(2.985)	5.291	(27.771)	(2.973)	16.059
Distributions
Dividends from Net Investment Income	(1.333)	(3.205)	(3.031)	(2.915)	(2.955)	(3.236)
Distributions from Realized Capital Gains	—	—	—	(.104)	(.512)	(3.163)
Total Distributions	(1.333)	(3.205)	(3.031)	(3.019)	(3.467)	(6.399)
Net Asset Value, End of Period	$69.48	$68.42	$74.61	$72.35	$103.14	$109.58
Total Return	3.52%	-4.09%	7.53%	-27.20%	-2.63%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,718	$5,419	$6,237	$4,218	$6,271	$5,808
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[3]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.74%	4.44%	4.25%	3.54%	2.88%	2.96%
Portfolio Turnover Rate[4]	12%	26%	25%	25%	30%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
151

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.243	.480	.463	.439	.446	.490
Net Realized and Unrealized Gain (Loss) on Investments	.120	(.941)	.339	(4.664)	(.902)	1.950
Total from Investment Operations	.363	(.461)	.802	(4.225)	(.456)	2.440
Distributions
Dividends from Net Investment Income	(.243)	(.479)	(.462)	(.439)	(.446)	(.490)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)	(.480)
Total Distributions	(.243)	(.479)	(.462)	(.455)	(.524)	(.970)
Net Asset Value, End of Period	$10.51	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	3.52%	-4.16%	7.52%	-27.22%	-2.66%	16.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,716	$1,728	$1,949	$1,884	$2,831	$3,267
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.71%	4.41%	4.21%	3.52%	2.86%	2.95%
Portfolio Turnover Rate[4]	12%	26%	25%	25%	30%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
152

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.244	.482	.465	.442	.449	.494
Net Realized and Unrealized Gain (Loss) on Investments	.120	(.940)	.340	(4.665)	(.902)	1.949
Total from Investment Operations	.364	(.458)	.805	(4.223)	(.453)	2.443
Distributions
Dividends from Net Investment Income	(.244)	(.482)	(.465)	(.441)	(.449)	(.493)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)	(.480)
Total Distributions	(.244)	(.482)	(.465)	(.457)	(.527)	(.973)
Net Asset Value, End of Period	$10.51	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	3.53%	-4.13%	7.54%	-27.20%	-2.64%	16.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$811	$946	$922	$963	$1,501	$1,649
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.73%	4.44%	4.24%	3.53%	2.88%	2.98%
Portfolio Turnover Rate[4]	12%	26%	25%	25%	30%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
153

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65	$15.18
Investment Operations
Net Investment Income[1]	.245	.483	.467	.442	.452	.498
Net Realized and Unrealized Gain (Loss) on Investments	.120	(.940)	.339	(4.664)	(.903)	1.947
Total from Investment Operations	.365	(.457)	.806	(4.222)	(.451)	2.445
Distributions
Dividends from Net Investment Income	(.245)	(.483)	(.466)	(.442)	(.451)	(.495)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)	(.480)
Total Distributions	(.245)	(.483)	(.466)	(.458)	(.529)	(.975)
Net Asset Value, End of Period	$10.51	$10.39	$11.33	$10.99	$15.67	$16.65
Total Return[2]	3.53%	-4.12%	7.55%	-27.20%	-2.63%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$172	$196	$377	$357	$1,052	$1,362
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[3]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.74%	4.44%	4.25%	3.50%	2.90%	3.02%
Portfolio Turnover Rate[4]	12%	26%	25%	25%	30%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
154

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
155

Long-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,289,064	—	4,289,064
Corporate Bonds	—	3,596,526	—	3,596,526
Sovereign Bonds	—	240,720	—	240,720
Taxable Municipal Bonds	—	163,511	—	163,511
Temporary Cash Investments	30,103	—	—	30,103
Total	30,103	8,289,821	—	8,319,924
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,823,128
Gross Unrealized Appreciation	41,412
Gross Unrealized Depreciation	(1,544,616)
Net Unrealized Appreciation (Depreciation)	(1,503,204)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $1,157,482,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $339,420,000 of investment securities and sold $548,887,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $687,885,000 and $615,662,000, respectively. In addition, the fund purchased and sold investment securities of $1,383,240,000 and $1,224,829,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
156

Long-Term Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,457,770	21,300	1,611,901	22,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,246,194)	(18,200)	(1,896,247)	(26,600)
Net Increase (Decrease)—ETF Shares	211,576	3,100	(284,346)	(4,400)
Admiral Shares
Issued[1]	94,456	9,038	232,853	21,249
Issued in Lieu of Cash Distributions	34,507	3,283	70,430	6,506
Redeemed	(159,899)	(15,332)	(363,888)	(33,567)
Net Increase (Decrease)—Admiral Shares	(30,936)	(3,011)	(60,605)	(5,812)
Institutional Shares
Issued[1]	59,740	5,689	354,809	33,119
Issued in Lieu of Cash Distributions	17,306	1,647	36,681	3,389
Redeemed	(221,099)	(21,211)	(295,675)	(26,869)
Net Increase (Decrease)—Institutional Shares	(144,053)	(13,875)	95,815	9,639
Institutional Plus Shares
Issued[1]	108	11	32,149	3,024
Issued in Lieu of Cash Distributions	4,273	406	15,667	1,445
Redeemed	(30,216)	(2,887)	(200,055)	(18,901)
Net Increase (Decrease)—Institutional Plus Shares	(25,835)	(2,470)	(152,239)	(14,432)
1	Includes purchase fees for fiscal 2025 and 2024 of $669 and $2,368, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3142 082025
157

Financial Statements
For the six-months ended June 30, 2025
Vanguard Total Bond Market Index Fund

Contents
Financial Statements	1

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.8%)
U.S. Government Securities (47.6%)
	United States Treasury Note/Bond	4.500%	7/15/26	536,856	539,645
	United States Treasury Note/Bond	0.625%	7/31/26	699,509	674,780
	United States Treasury Note/Bond	4.375%	7/31/26	1,002,516	1,006,510
	United States Treasury Note/Bond	1.500%	8/15/26	697,414	678,562
	United States Treasury Note/Bond	4.375%	8/15/26	512,871	515,055
	United States Treasury Note/Bond	0.750%	8/31/26	757,664	730,169
	United States Treasury Note/Bond	1.375%	8/31/26	325,567	316,054
	United States Treasury Note/Bond	3.750%	8/31/26	806,576	804,623
	United States Treasury Note/Bond	4.625%	9/15/26	549,070	553,531
	United States Treasury Note/Bond	0.875%	9/30/26	745,885	718,439
	United States Treasury Note/Bond	1.625%	9/30/26	260,845	253,641
	United States Treasury Note/Bond	3.500%	9/30/26	945,372	940,534
	United States Treasury Note/Bond	4.625%	10/15/26	556,649	561,628
	United States Treasury Note/Bond	1.125%	10/31/26	714,382	688,876
	United States Treasury Note/Bond	1.625%	10/31/26	366,660	355,961
	United States Treasury Note/Bond	4.125%	10/31/26	1,157,289	1,160,544
	United States Treasury Note/Bond	2.000%	11/15/26	589,806	575,061
	United States Treasury Note/Bond	4.625%	11/15/26	698,065	704,855
	United States Treasury Note/Bond	1.250%	11/30/26	537,070	517,874
	United States Treasury Note/Bond	1.625%	11/30/26	294,060	285,100
[1]	United States Treasury Note/Bond	4.250%	11/30/26	1,576,394	1,584,583
	United States Treasury Note/Bond	4.375%	12/15/26	607,216	611,746
	United States Treasury Note/Bond	1.250%	12/31/26	739,005	711,379
	United States Treasury Note/Bond	1.750%	12/31/26	386,329	374,664
	United States Treasury Note/Bond	4.250%	12/31/26	571,034	574,402
	United States Treasury Note/Bond	4.000%	1/15/27	646,128	647,668
	United States Treasury Note/Bond	1.500%	1/31/27	1,008,274	972,551
	United States Treasury Note/Bond	4.125%	1/31/27	926,094	930,399
	United States Treasury Note/Bond	2.250%	2/15/27	599,105	584,455
	United States Treasury Note/Bond	4.125%	2/15/27	590,061	592,873
	United States Treasury Note/Bond	1.125%	2/28/27	102,485	98,097
	United States Treasury Note/Bond	1.875%	2/28/27	680,415	659,444
	United States Treasury Note/Bond	4.125%	2/28/27	1,049,155	1,054,728
	United States Treasury Note/Bond	4.250%	3/15/27	795,310	801,337
	United States Treasury Note/Bond	2.500%	3/31/27	642,578	628,823
	United States Treasury Note/Bond	3.875%	3/31/27	447,079	447,830
	United States Treasury Note/Bond	4.500%	4/15/27	690,814	699,395
	United States Treasury Note/Bond	0.500%	4/30/27	458,278	432,106
	United States Treasury Note/Bond	2.750%	4/30/27	637,630	626,272
	United States Treasury Note/Bond	3.750%	4/30/27	1,113,926	1,113,839
	United States Treasury Note/Bond	2.375%	5/15/27	741,704	723,306
	United States Treasury Note/Bond	4.500%	5/15/27	864,392	875,805
	United States Treasury Note/Bond	0.500%	5/31/27	632,895	595,342
	United States Treasury Note/Bond	2.625%	5/31/27	660,010	646,371
	United States Treasury Note/Bond	3.875%	5/31/27	1,201,824	1,204,688
	United States Treasury Note/Bond	4.625%	6/15/27	576,167	585,710
	United States Treasury Note/Bond	0.500%	6/30/27	481,700	451,970
	United States Treasury Note/Bond	3.250%	6/30/27	543,980	539,050
	United States Treasury Note/Bond	3.750%	6/30/27	508,593	508,911
	United States Treasury Note/Bond	4.375%	7/15/27	533,055	539,677
	United States Treasury Note/Bond	0.375%	7/31/27	714,219	666,483
	United States Treasury Note/Bond	2.750%	7/31/27	850,372	833,763
	United States Treasury Note/Bond	2.250%	8/15/27	510,174	494,849
	United States Treasury Note/Bond	3.750%	8/15/27	529,457	529,684
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	35,331
	United States Treasury Note/Bond	0.500%	8/31/27	595,300	555,745
	United States Treasury Note/Bond	3.125%	8/31/27	678,774	670,395
	United States Treasury Note/Bond	3.375%	9/15/27	718,428	713,489
	United States Treasury Note/Bond	0.375%	9/30/27	778,577	722,921
	United States Treasury Note/Bond	4.125%	9/30/27	530,129	534,913

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	10/15/27	759,783	762,395
United States Treasury Note/Bond	0.500%	10/31/27	595,852	553,398
United States Treasury Note/Bond	4.125%	10/31/27	498,878	503,419
United States Treasury Note/Bond	2.250%	11/15/27	747,369	722,670
United States Treasury Note/Bond	4.125%	11/15/27	796,135	803,537
United States Treasury Note/Bond	0.625%	11/30/27	732,460	680,873
United States Treasury Note/Bond	3.875%	11/30/27	861,829	865,095
United States Treasury Note/Bond	4.000%	12/15/27	411,073	413,979
United States Treasury Note/Bond	0.625%	12/31/27	669,455	620,606
United States Treasury Note/Bond	3.875%	12/31/27	540,577	542,858
United States Treasury Note/Bond	4.250%	1/15/28	662,897	671,520
United States Treasury Note/Bond	0.750%	1/31/28	859,127	796,975
United States Treasury Note/Bond	3.500%	1/31/28	651,649	648,366
United States Treasury Note/Bond	2.750%	2/15/28	762,836	744,629
United States Treasury Note/Bond	4.250%	2/15/28	620,260	628,667
United States Treasury Note/Bond	1.125%	2/29/28	746,970	698,446
United States Treasury Note/Bond	4.000%	2/29/28	510,769	514,580
United States Treasury Note/Bond	3.875%	3/15/28	882,424	886,664
United States Treasury Note/Bond	1.250%	3/31/28	698,505	654,057
United States Treasury Note/Bond	3.625%	3/31/28	667,555	666,382
United States Treasury Note/Bond	3.750%	4/15/28	450,486	451,102
United States Treasury Note/Bond	1.250%	4/30/28	1,085,933	1,014,966
United States Treasury Note/Bond	3.500%	4/30/28	485,431	482,795
United States Treasury Note/Bond	2.875%	5/15/28	761,736	744,716
United States Treasury Note/Bond	3.750%	5/15/28	957,744	959,278
United States Treasury Note/Bond	1.250%	5/31/28	866,900	808,723
United States Treasury Note/Bond	3.625%	5/31/28	677,585	676,129
United States Treasury Note/Bond	3.875%	6/15/28	429,550	431,832
United States Treasury Note/Bond	1.250%	6/30/28	692,633	644,798
United States Treasury Note/Bond	4.000%	6/30/28	618,851	624,121
United States Treasury Note/Bond	1.000%	7/31/28	794,506	732,435
United States Treasury Note/Bond	4.125%	7/31/28	484,886	490,758
United States Treasury Note/Bond	2.875%	8/15/28	1,034,354	1,008,818
United States Treasury Note/Bond	5.500%	8/15/28	55,365	58,254
United States Treasury Note/Bond	1.125%	8/31/28	784,274	724,167
United States Treasury Note/Bond	4.375%	8/31/28	551,648	562,509
United States Treasury Note/Bond	1.250%	9/30/28	712,115	658,762
United States Treasury Note/Bond	4.625%	9/30/28	625,504	642,901
United States Treasury Note/Bond	1.375%	10/31/28	788,060	730,618
United States Treasury Note/Bond	4.875%	10/31/28	606,647	628,496
United States Treasury Note/Bond	3.125%	11/15/28	817,900	802,564
United States Treasury Note/Bond	5.250%	11/15/28	45,485	47,560
United States Treasury Note/Bond	1.500%	11/30/28	761,490	707,650
United States Treasury Note/Bond	4.375%	11/30/28	786,350	802,814
United States Treasury Note/Bond	1.375%	12/31/28	683,301	631,253
United States Treasury Note/Bond	3.750%	12/31/28	681,738	682,377
United States Treasury Note/Bond	1.750%	1/31/29	681,906	636,996
United States Treasury Note/Bond	4.000%	1/31/29	730,722	737,344
United States Treasury Note/Bond	2.625%	2/15/29	823,322	792,769
United States Treasury Note/Bond	5.250%	2/15/29	52,478	55,200
United States Treasury Note/Bond	1.875%	2/28/29	649,645	608,839
United States Treasury Note/Bond	4.250%	2/28/29	852,128	867,240
United States Treasury Note/Bond	2.375%	3/31/29	648,205	617,618
United States Treasury Note/Bond	4.125%	3/31/29	816,806	827,973
United States Treasury Note/Bond	2.875%	4/30/29	527,428	511,317
United States Treasury Note/Bond	4.625%	4/30/29	856,260	883,085
United States Treasury Note/Bond	2.375%	5/15/29	721,368	686,201
United States Treasury Note/Bond	2.750%	5/31/29	610,270	588,481
United States Treasury Note/Bond	4.500%	5/31/29	881,700	905,878
United States Treasury Note/Bond	3.250%	6/30/29	593,308	582,508
United States Treasury Note/Bond	4.250%	6/30/29	934,209	951,725
United States Treasury Note/Bond	2.625%	7/31/29	554,359	530,972
United States Treasury Note/Bond	4.000%	7/31/29	595,667	601,251
United States Treasury Note/Bond	1.625%	8/15/29	523,103	481,704
United States Treasury Note/Bond	6.125%	8/15/29	59,381	64,609
United States Treasury Note/Bond	3.125%	8/31/29	342,719	334,472
United States Treasury Note/Bond	3.625%	8/31/29	807,582	803,670
United States Treasury Note/Bond	3.500%	9/30/29	861,719	853,102
United States Treasury Note/Bond	3.875%	9/30/29	476,877	479,112
United States Treasury Note/Bond	4.000%	10/31/29	427,175	431,213

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.125%	10/31/29	851,655	863,964
United States Treasury Note/Bond	1.750%	11/15/29	330,827	304,593
United States Treasury Note/Bond	3.875%	11/30/29	524,640	526,935
United States Treasury Note/Bond	4.125%	11/30/29	822,792	834,941
United States Treasury Note/Bond	3.875%	12/31/29	466,039	468,042
United States Treasury Note/Bond	4.375%	12/31/29	353,935	362,756
United States Treasury Note/Bond	3.500%	1/31/30	446,995	441,827
United States Treasury Note/Bond	4.250%	1/31/30	686,161	699,831
United States Treasury Note/Bond	1.500%	2/15/30	630,949	570,960
United States Treasury Note/Bond	4.000%	2/28/30	1,306,276	1,319,236
United States Treasury Note/Bond	3.625%	3/31/30	401,535	398,649
United States Treasury Note/Bond	4.000%	3/31/30	804,516	812,058
United States Treasury Note/Bond	3.500%	4/30/30	402,665	397,506
United States Treasury Note/Bond	3.875%	4/30/30	781,630	784,806
United States Treasury Note/Bond	0.625%	5/15/30	1,127,947	970,387
United States Treasury Note/Bond	6.250%	5/15/30	47,443	52,469
United States Treasury Note/Bond	3.750%	5/31/30	533,006	531,840
United States Treasury Note/Bond	4.000%	5/31/30	582,878	588,570
United States Treasury Note/Bond	3.750%	6/30/30	440,635	439,533
United States Treasury Note/Bond	3.875%	6/30/30	717,175	719,864
United States Treasury Note/Bond	4.000%	7/31/30	468,132	472,246
United States Treasury Note/Bond	0.625%	8/15/30	1,386,589	1,182,392
United States Treasury Note/Bond	4.125%	8/31/30	487,455	494,500
United States Treasury Note/Bond	4.625%	9/30/30	488,561	506,920
United States Treasury Note/Bond	4.875%	10/31/30	442,945	464,937
United States Treasury Note/Bond	0.875%	11/15/30	1,397,599	1,198,878
United States Treasury Note/Bond	4.375%	11/30/30	473,200	485,437
United States Treasury Note/Bond	3.750%	12/31/30	509,805	507,296
United States Treasury Note/Bond	4.000%	1/31/31	583,424	587,572
United States Treasury Note/Bond	1.125%	2/15/31	1,297,996	1,123,121
United States Treasury Note/Bond	5.375%	2/15/31	295,202	316,788
United States Treasury Note/Bond	4.250%	2/28/31	545,474	556,043
United States Treasury Note/Bond	4.125%	3/31/31	549,942	556,945
United States Treasury Note/Bond	4.625%	4/30/31	574,360	596,437
United States Treasury Note/Bond	1.625%	5/15/31	1,346,397	1,187,406
United States Treasury Note/Bond	4.625%	5/31/31	546,714	567,686
United States Treasury Note/Bond	4.250%	6/30/31	542,896	552,906
United States Treasury Note/Bond	4.125%	7/31/31	631,937	639,244
United States Treasury Note/Bond	1.250%	8/15/31	1,481,185	1,266,934
United States Treasury Note/Bond	3.750%	8/31/31	649,469	643,380
United States Treasury Note/Bond	3.625%	9/30/31	563,459	554,083
United States Treasury Note/Bond	4.125%	10/31/31	560,715	566,585
United States Treasury Note/Bond	1.375%	11/15/31	1,528,324	1,307,612
United States Treasury Note/Bond	4.125%	11/30/31	550,384	555,974
United States Treasury Note/Bond	4.500%	12/31/31	613,941	633,127
United States Treasury Note/Bond	4.375%	1/31/32	638,922	654,146
United States Treasury Note/Bond	1.875%	2/15/32	1,368,922	1,202,566
United States Treasury Note/Bond	4.125%	2/29/32	531,114	536,052
United States Treasury Note/Bond	4.125%	3/31/32	670,465	676,489
United States Treasury Note/Bond	4.000%	4/30/32	628,633	629,467
United States Treasury Note/Bond	2.875%	5/15/32	1,403,711	1,309,838
United States Treasury Note/Bond	4.125%	5/31/32	620,453	625,761
United States Treasury Note/Bond	4.000%	6/30/32	719,638	720,173
United States Treasury Note/Bond	2.750%	8/15/32	1,348,725	1,244,199
United States Treasury Note/Bond	4.125%	11/15/32	1,221,517	1,229,915
United States Treasury Note/Bond	3.500%	2/15/33	1,303,093	1,256,365
United States Treasury Note/Bond	3.375%	5/15/33	1,353,896	1,290,749
United States Treasury Note/Bond	3.875%	8/15/33	1,464,484	1,442,574
United States Treasury Note/Bond	4.500%	11/15/33	1,492,160	1,532,844
United States Treasury Note/Bond	4.000%	2/15/34	1,551,281	1,535,405
United States Treasury Note/Bond	4.375%	5/15/34	1,545,385	1,569,652
United States Treasury Note/Bond	3.875%	8/15/34	1,536,396	1,500,387
United States Treasury Note/Bond	4.250%	11/15/34	1,508,843	1,513,971
United States Treasury Note/Bond	4.625%	2/15/35	1,411,437	1,456,537
United States Treasury Note/Bond	4.250%	5/15/35	1,403,397	1,405,590
United States Treasury Note/Bond	4.500%	2/15/36	57,653	59,076
United States Treasury Note/Bond	4.750%	2/15/37	39,225	40,817
United States Treasury Note/Bond	5.000%	5/15/37	60,925	64,716
United States Treasury Note/Bond	4.375%	2/15/38	144,063	143,793
United States Treasury Note/Bond	4.500%	5/15/38	103,986	105,127

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.500%	2/15/39	147,391	132,928
	United States Treasury Note/Bond	4.250%	5/15/39	128,544	125,069
	United States Treasury Note/Bond	4.500%	8/15/39	122,972	122,434
	United States Treasury Note/Bond	4.375%	11/15/39	209,899	205,635
	United States Treasury Note/Bond	4.625%	2/15/40	205,527	206,579
	United States Treasury Note/Bond	1.125%	5/15/40	428,791	266,252
	United States Treasury Note/Bond	4.375%	5/15/40	336,181	328,289
	United States Treasury Note/Bond	1.125%	8/15/40	589,492	362,169
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	194,789
	United States Treasury Note/Bond	1.375%	11/15/40	678,149	431,684
	United States Treasury Note/Bond	4.250%	11/15/40	160,292	153,586
	United States Treasury Note/Bond	1.875%	2/15/41	913,867	628,034
	United States Treasury Note/Bond	4.750%	2/15/41	74,915	75,837
	United States Treasury Note/Bond	2.250%	5/15/41	666,364	483,739
	United States Treasury Note/Bond	1.750%	8/15/41	850,665	564,363
	United States Treasury Note/Bond	3.750%	8/15/41	100,545	90,039
	United States Treasury Note/Bond	2.000%	11/15/41	791,620	544,022
	United States Treasury Note/Bond	3.125%	11/15/41	96,254	78,868
	United States Treasury Note/Bond	2.375%	2/15/42	665,868	484,029
	United States Treasury Note/Bond	3.125%	2/15/42	178,642	145,761
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	130,713
	United States Treasury Note/Bond	3.250%	5/15/42	514,149	425,137
	United States Treasury Note/Bond	2.750%	8/15/42	268,969	205,688
	United States Treasury Note/Bond	3.375%	8/15/42	433,618	363,850
	United States Treasury Note/Bond	2.750%	11/15/42	283,400	215,727
	United States Treasury Note/Bond	4.000%	11/15/42	487,291	444,425
	United States Treasury Note/Bond	3.125%	2/15/43	389,801	313,165
	United States Treasury Note/Bond	3.875%	2/15/43	432,360	386,895
	United States Treasury Note/Bond	2.875%	5/15/43	415,385	319,895
	United States Treasury Note/Bond	3.875%	5/15/43	449,766	401,697
[2]	United States Treasury Note/Bond	3.625%	8/15/43	306,820	263,757
	United States Treasury Note/Bond	4.375%	8/15/43	477,144	454,871
	United States Treasury Note/Bond	3.750%	11/15/43	352,191	307,603
	United States Treasury Note/Bond	4.750%	11/15/43	480,784	480,183
	United States Treasury Note/Bond	3.625%	2/15/44	336,062	287,530
	United States Treasury Note/Bond	4.500%	2/15/44	478,820	462,679
	United States Treasury Note/Bond	3.375%	5/15/44	333,936	274,493
	United States Treasury Note/Bond	4.625%	5/15/44	491,762	482,215
	United States Treasury Note/Bond	3.125%	8/15/44	371,359	292,605
	United States Treasury Note/Bond	4.125%	8/15/44	518,907	475,428
	United States Treasury Note/Bond	3.000%	11/15/44	365,447	281,280
	United States Treasury Note/Bond	4.625%	11/15/44	480,685	470,602
	United States Treasury Note/Bond	2.500%	2/15/45	247,601	174,240
	United States Treasury Note/Bond	4.750%	2/15/45	475,212	472,781
	United States Treasury Note/Bond	3.000%	5/15/45	232,697	178,204
	United States Treasury Note/Bond	5.000%	5/15/45	252,665	259,534
	United States Treasury Note/Bond	2.875%	8/15/45	258,303	193,072
	United States Treasury Note/Bond	3.000%	11/15/45	178,075	135,615
	United States Treasury Note/Bond	2.500%	2/15/46	314,825	218,115
	United States Treasury Note/Bond	2.500%	5/15/46	425,980	294,076
	United States Treasury Note/Bond	2.250%	8/15/46	314,904	206,250
	United States Treasury Note/Bond	2.875%	11/15/46	272,637	200,729
	United States Treasury Note/Bond	3.000%	2/15/47	397,975	298,777
	United States Treasury Note/Bond	3.000%	5/15/47	270,609	202,608
	United States Treasury Note/Bond	2.750%	8/15/47	411,833	293,576
	United States Treasury Note/Bond	2.750%	11/15/47	418,554	297,566
	United States Treasury Note/Bond	3.000%	2/15/48	525,696	390,494
	United States Treasury Note/Bond	3.125%	5/15/48	620,719	470,776
	United States Treasury Note/Bond	3.000%	8/15/48	561,597	415,231
	United States Treasury Note/Bond	3.375%	11/15/48	671,967	531,458
	United States Treasury Note/Bond	3.000%	2/15/49	593,426	437,304
	United States Treasury Note/Bond	2.875%	5/15/49	605,175	434,284
	United States Treasury Note/Bond	2.250%	8/15/49	450,869	282,762
	United States Treasury Note/Bond	2.375%	11/15/49	503,261	323,660
	United States Treasury Note/Bond	2.000%	2/15/50	651,700	382,696
	United States Treasury Note/Bond	1.250%	5/15/50	476,665	228,967
	United States Treasury Note/Bond	1.375%	8/15/50	795,919	392,332
	United States Treasury Note/Bond	1.625%	11/15/50	811,967	427,678
	United States Treasury Note/Bond	1.875%	2/15/51	949,610	533,414
	United States Treasury Note/Bond	2.375%	5/15/51	993,693	630,102

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	8/15/51	992,141	572,031
	United States Treasury Note/Bond	1.875%	11/15/51	937,583	521,531
	United States Treasury Note/Bond	2.250%	2/15/52	921,417	562,964
	United States Treasury Note/Bond	2.875%	5/15/52	826,147	581,530
	United States Treasury Note/Bond	3.000%	8/15/52	796,345	574,893
	United States Treasury Note/Bond	4.000%	11/15/52	685,944	599,960
	United States Treasury Note/Bond	3.625%	2/15/53	815,621	665,782
	United States Treasury Note/Bond	3.625%	5/15/53	827,534	674,990
	United States Treasury Note/Bond	4.125%	8/15/53	808,310	722,016
	United States Treasury Note/Bond	4.750%	11/15/53	795,023	787,756
	United States Treasury Note/Bond	4.250%	2/15/54	974,638	889,243
	United States Treasury Note/Bond	4.625%	5/15/54	856,604	832,110
	United States Treasury Note/Bond	4.250%	8/15/54	883,358	806,892
	United States Treasury Note/Bond	4.500%	11/15/54	820,242	781,921
	United States Treasury Note/Bond	4.625%	2/15/55	899,139	875,606
	United States Treasury Note/Bond	4.750%	5/15/55	684,435	680,505
					171,279,227
Agency Bonds and Notes (0.7%)
[3,4]	AID-Israel	5.500%	9/18/33	10,195	10,886
	Federal Farm Credit Banks	4.500%	8/14/26	32,860	33,047
	Federal Farm Credit Banks	4.875%	8/28/26	5,806	5,864
	Federal Farm Credit Banks	3.875%	10/16/26	3,079	3,075
	Federal Farm Credit Banks	4.750%	5/6/27	16,716	16,988
	Federal Farm Credit Banks	4.500%	5/20/27	17,097	17,304
	Federal Farm Credit Banks	4.000%	8/6/27	22,756	22,843
	Federal Farm Credit Banks	3.750%	8/16/27	13,201	13,185
	Federal Farm Credit Banks	4.250%	1/14/28	10,711	10,836
	Federal Farm Credit Banks	4.250%	2/24/28	8,000	8,097
	Federal Farm Credit Banks	4.500%	6/7/28	12,705	12,966
	Federal Farm Credit Banks	4.500%	9/22/28	500	511
	Federal Farm Credit Banks	4.250%	12/15/28	6,248	6,344
	Federal Farm Credit Banks	4.125%	3/20/29	16,570	16,765
	Federal Farm Credit Banks	4.750%	4/30/29	7,570	7,829
	Federal Farm Credit Banks	3.500%	9/10/29	4,989	4,931
	Federal Farm Credit Banks	4.000%	4/1/30	9,050	9,111
	Federal Home Loan Banks	3.625%	9/4/26	11,300	11,256
	Federal Home Loan Banks	4.625%	9/11/26	3,780	3,807
	Federal Home Loan Banks	4.000%	10/9/26	9,450	9,455
	Federal Home Loan Banks	4.625%	11/17/26	48,605	49,044
	Federal Home Loan Banks	1.250%	12/21/26	84,765	81,567
	Federal Home Loan Banks	4.125%	1/15/27	30,170	30,294
[3]	Federal Home Loan Banks	2.010%	2/17/27	450	436
[3]	Federal Home Loan Banks	0.900%	2/26/27	460	438
	Federal Home Loan Banks	4.000%	3/10/27	10,700	10,726
	Federal Home Loan Banks	4.750%	4/9/27	34,305	34,835
	Federal Home Loan Banks	3.250%	6/9/28	7,175	7,075
	Federal Home Loan Banks	4.000%	6/30/28	87,150	87,877
	Federal Home Loan Banks	3.250%	11/16/28	388,020	382,236
	Federal Home Loan Banks	4.750%	12/8/28	2,660	2,743
	Federal Home Loan Banks	4.750%	3/10/34	9,680	9,915
	Federal Home Loan Banks	5.625%	3/14/36	40	44
	Federal Home Loan Banks	5.500%	7/15/36	56,545	61,524
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,931	213,954
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	97,319	111,421
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	17,879	20,269
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	90,350	88,115
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	281,570	263,277
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	42,514	46,290
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	31,679	36,057
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	76,687	88,305
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	298,665	258,142
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	33,570	37,960
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	12,835	14,078
[3]	Private Export Funding Corp.	3.900%	10/15/27	4,900	4,887
[3]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,789
[3]	Private Export Funding Corp.	4.300%	12/15/28	5,750	5,808
[3]	Private Export Funding Corp.	3.650%	3/15/30	4,650	4,553
[3]	Private Export Funding Corp.	4.600%	2/15/34	5,425	5,447
[3]	Resolution Funding Corp.	8.625%	1/15/30	110	131

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tennessee Valley Authority	2.875%	2/1/27	35,520	34,975
	Tennessee Valley Authority	3.875%	3/15/28	42,205	42,282
	Tennessee Valley Authority	7.125%	5/1/30	28,955	32,878
	Tennessee Valley Authority	1.500%	9/15/31	14,225	12,187
[3]	Tennessee Valley Authority	4.700%	7/15/33	7,950	8,083
	Tennessee Valley Authority	4.375%	8/1/34	11,243	11,139
	Tennessee Valley Authority	4.875%	5/15/35	8,434	8,636
	Tennessee Valley Authority	4.650%	6/15/35	15,509	15,607
	Tennessee Valley Authority	5.880%	4/1/36	11,765	12,998
	Tennessee Valley Authority	6.150%	1/15/38	3,275	3,676
	Tennessee Valley Authority	5.500%	6/15/38	3,060	3,245
	Tennessee Valley Authority	5.250%	9/15/39	39,840	40,858
	Tennessee Valley Authority	3.500%	12/15/42	4,150	3,373
	Tennessee Valley Authority	4.875%	1/15/48	6,951	6,577
	Tennessee Valley Authority	4.250%	9/15/52	12,065	10,119
	Tennessee Valley Authority	5.250%	2/1/55	13,000	12,683
	Tennessee Valley Authority	5.375%	4/1/56	31,885	31,687
	Tennessee Valley Authority	4.625%	9/15/60	12,323	10,779
	Tennessee Valley Authority	4.250%	9/15/65	33,025	26,606
					2,521,725
Conventional Mortgage-Backed Securities (19.5%)
[3,5]	Fannie Mae Pool	6.000%	3/1/35	26	26
[3,5]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	55	57
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	10,445	10,066
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	127,917	123,331
[3,5]	Freddie Mac Gold Pool	3.000%	1/1/26–12/1/47	508,617	468,884
[3,5]	Freddie Mac Gold Pool	3.500%	9/1/25–7/1/48	777,369	723,561
[3,5]	Freddie Mac Gold Pool	4.000%	7/1/25–2/1/49	476,609	455,144
[3,5]	Freddie Mac Gold Pool	4.500%	7/1/25–1/1/49	223,257	219,493
[3,5]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	72,928	73,720
[3,5]	Freddie Mac Gold Pool	5.500%	9/1/25–6/1/41	46,226	47,812
[3,5]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	18,175	19,145
[3,5]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	2,674	2,831
[3,5]	Freddie Mac Gold Pool	7.500%	9/1/25–2/1/32	93	96
[3,5]	Freddie Mac Gold Pool	8.000%	9/1/25–11/1/31	166	174
[3,5]	Freddie Mac Gold Pool	8.500%	11/1/25–7/1/31	12	13
[3,5]	Freddie Mac Gold Pool	9.000%	5/1/27–9/1/30	5	5
[3]	Ginnie Mae I Pool	3.000%	1/15/26–11/15/44	35,392	32,107
[3]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	52,703	49,270
[3]	Ginnie Mae I Pool	4.000%	9/15/25–6/15/46	66,252	63,809
[3]	Ginnie Mae I Pool	4.500%	8/15/33–2/15/49	63,339	62,551
[3]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	29,388	29,700
[3]	Ginnie Mae I Pool	5.500%	2/15/41	34	35
[3]	Ginnie Mae I Pool	6.000%	10/15/29–6/15/41	1,342	1,385
[3]	Ginnie Mae I Pool	6.500%	3/15/26–1/15/39	3,595	3,730
[3]	Ginnie Mae I Pool	7.000%	9/15/25–9/15/36	735	760
[3]	Ginnie Mae I Pool	7.500%	11/15/25–5/15/32	310	320
[3]	Ginnie Mae I Pool	8.000%	8/15/25–11/15/30	120	122
[3]	Ginnie Mae I Pool	8.500%	12/15/25–3/15/31	28	29
[3]	Ginnie Mae I Pool	9.000%	10/15/26–1/15/31	48	50
[3]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	56,414	43,921
[3]	Ginnie Mae II Pool	2.000%	8/20/50–5/20/52	2,223,923	1,813,440
[3,6]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/55	2,174,722	1,851,288
[3]	Ginnie Mae II Pool	3.000%	10/20/26–2/20/53	2,208,989	1,967,283
[3]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/55	1,746,918	1,608,254
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/55	1,267,839	1,195,917
[3,6]	Ginnie Mae II Pool	4.500%	8/20/33–7/15/55	1,663,463	1,606,712
[3,6]	Ginnie Mae II Pool	5.000%	12/20/32–7/15/55	2,228,029	2,196,796
[3,6]	Ginnie Mae II Pool	5.500%	1/20/49–7/15/55	2,531,560	2,540,585
[3,6]	Ginnie Mae II Pool	6.000%	9/20/33–7/15/55	1,608,200	1,636,551
[3]	Ginnie Mae II Pool	6.500%	3/20/31–5/20/55	589,245	607,807
[3]	Ginnie Mae II Pool	7.000%	3/20/28–9/20/54	111,106	115,052
[3]	Ginnie Mae II Pool	7.500%	8/20/30–12/20/53	5,527	5,716
[3]	Ginnie Mae II Pool	8.500%	10/20/30	2	2
[3,5]	UMBS Pool	1.500%	7/1/35–6/1/52	2,847,754	2,306,930
[3,5,6]	UMBS Pool	2.000%	11/1/27–7/25/55	12,204,384	10,010,447
[3,5,6]	UMBS Pool	2.500%	11/1/26–7/25/55	8,578,434	7,284,657
[3,5,6]	UMBS Pool	3.000%	11/1/25–7/25/55	5,361,163	4,762,848
[3,5,6]	UMBS Pool	3.500%	8/1/25–7/25/55	3,168,422	2,911,410

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	UMBS Pool	4.000%	7/1/25–2/1/55	2,896,774	2,733,915
[3,5,6]	UMBS Pool	4.500%	6/1/26–7/25/55	2,637,180	2,550,189
[3,5,6]	UMBS Pool	5.000%	9/1/25–7/25/55	4,084,151	4,032,917
[3,5,6]	UMBS Pool	5.500%	11/1/25–7/25/55	5,597,516	5,627,576
[3,5,6]	UMBS Pool	6.000%	1/1/26–7/25/55	5,116,125	5,226,287
[3,5,6]	UMBS Pool	6.500%	11/1/52–8/25/55	2,464,656	2,558,616
[3,5,6]	UMBS Pool	7.000%	9/1/25–8/25/55	539,855	568,974
[3,5]	UMBS Pool	7.500%	8/1/25–1/1/54	26,153	27,917
[3,5]	UMBS Pool	8.000%	10/1/25–9/1/31	88	90
[3,5]	UMBS Pool	8.500%	8/1/26–5/1/32	39	39
[3,5]	UMBS Pool	9.000%	12/1/26–8/1/30	5	6
					70,180,368
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	160	165
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.185%	6.307%	5/1/36	18	19
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.190%	6.440%	12/1/36	2	2
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.235%	6.360%	12/1/35	2	2
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.268%	6.518%	5/1/33	2	2
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.268%	7.268%	9/1/33	1	1
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.275%	6.775%	11/1/32	1	1
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	52	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/41	175	178
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	319	325
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.335%	6.335%	1/1/35	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.068%	7/1/36	108	111
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.460%	6.460%	2/1/37	1	1
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	211	218
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	739	762
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	183	189
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/43	214	220
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.292%	9/1/43	75	77
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.241%	7/1/43	797	820
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.585%	6.585%	10/1/34	1	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.472%	11/1/33	51	52
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.599%	6.833%	6/1/43	255	263
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	260	270
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.622%	4/1/37	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	84	86
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	46	47
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	51	52
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.644%	7.394%	8/1/35	288	296
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.673%	6.842%	6/1/42	306	317
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.149%	10/1/42	188	195
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	60	62
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/40	75	78
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	187	194
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.198%	9/1/42	530	549
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	111	115
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	119	123
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	40	41
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.126%	10/1/42	355	368
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.657%	4/1/36	100	104
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/39	41	42
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.972%	8/1/39	468	485
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	7.460%	7/1/35	165	171
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.366%	9/1/34	62	63
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.738%	7.246%	9/1/43	411	427
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	22	23
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.748%	5/1/35	66	68
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	7.111%	7/1/41	584	607
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.697%	2/1/36	74	76
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	151	157
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.739%	5/1/42	255	265
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.399%	4/1/36	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	35	36
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.189%	7/1/42	244	253
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.752%	5/1/42	26	28
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	7.245%	3/1/42	139	145

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/42	350	365
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	811	844
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.687%	11/1/39	147	153
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	468	486
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	316	327
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	85	89
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	123	128
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	7.598%	9/1/33	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	151	157
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	61	64
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	241	250
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	51	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/41	36	38
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/41	219	228
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.660%	12/1/41	279	289
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	320	333
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	229	238
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/41	130	135
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	117	122
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.827%	7.375%	9/1/40	121	126
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	345	360
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	226	236
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.888%	2/1/42	299	310
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	86	89
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/40	80	83
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	210	219
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	201	209
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.875%	6.875%	4/1/37	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.037%	11/1/34	106	110
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/37	125	130
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	7.445%	10/1/36	136	141
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/37	263	264
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.411%	6.165%	7/1/34	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	251	258
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	64	65
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.664%	11/1/34	257	262
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.204%	11/1/36	67	68
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	48	49
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	7.315%	12/1/34	17	17
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	6.909%	11/1/33	1	1
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/36	195	199
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/37	16	17
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.461%	6.485%	3/1/37	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	6.425%	4/1/37	1	1
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.459%	3/1/37	14	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	94	96
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.137%	11/1/43	94	97
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	41	43
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	126	129
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	73	75
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/37	81	83
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/35	11	12
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	41	43
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	124	128
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	169	175
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.448%	12/1/34	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.625%	5/1/33	7	7
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.699%	3/1/36	6	7
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/38	33	34
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.780%	6.780%	3/1/36	1	1
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	7.200%	6/1/37	140	145
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.793%	7.189%	6/1/41	6	6
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.869%	2/1/42	88	91
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.842%	7.327%	3/1/42	57	59
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	65	67
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	70	73
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	355	369
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.987%	5/1/40	38	39
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	86	89
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	230	237

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.606%	6/1/40	65	68
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.886%	7.635%	8/1/37	128	133
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/42	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/40	72	75
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.836%	12/1/39	42	44
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	213	220
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	46	47
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	107	112
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	67	70
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	60	62
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.913%	3/1/37	111	115
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	59	62
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	5/1/37–6/1/37	242	244
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/37	25	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.375%	1/1/37	295	301
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/41–8/20/41	488	495
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/43	1,757	1,779
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	6/20/29–6/20/43	1,355	1,377
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/41–1/20/44	2,422	2,459
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	314	319
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	81	83
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	42	43
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	109	111
					27,241
Total U.S. Government and Agency Obligations (Cost $258,756,888)					244,008,561
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	804	803
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	647
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	3,036	3,037
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,635
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,311	3,334
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,190	1,211
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	2,000	1,998
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	925	922
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	28,272
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	12,686	12,703
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	19,700	19,802
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	5,700	5,819
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	7,400	7,484
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	7,400	7,643
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	11,600	11,832
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,507
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/15/29	12,000	12,151
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/30	9,000	9,055
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/32	8,000	8,114
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	74	74
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,128
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,528	2,537
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,500	1,531
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	3,450	3,483
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,047
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	14,500	14,562
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	13,625	13,827
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/30	2,500	2,517
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,085
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,550
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,330
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	5,150	5,036
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,325
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,311
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,832
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,660
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,981
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,729
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,256
[3]	BANK Series 2017-BNK8	4.227%	11/15/50	1,955	1,596
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	3,544	3,472
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,804

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	907	897
[3]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,458
[3]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	2,024
[3]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,485
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,523
[3]	BANK Series 2018-BNK12	4.474%	5/15/61	2,100	2,064
[3]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,260
[3]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,501
[3]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,573
[3]	BANK Series 2018-BNK14	4.128%	9/15/60	1,193	1,180
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,536
[3]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,496
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,663
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,482
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	7,144
[3]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,681
[3]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	20,038
[3]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,411
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	14,826
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	9,503
[3]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	19,919
[3]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,936
[3]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	15,808
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,963
[3]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,696
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	7,521
[3]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,480
[3]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	10,772
[3]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	3,338
[3]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	9,415
[3]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,920
[3]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	8,351
[3]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,447
[3]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,445
[3]	BANK Series 2020-BNK29	1.997%	11/15/53	6,188	5,292
[3]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	4,044
[3]	BANK Series 2020-BNK30	2.111%	12/15/53	550	465
[3]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,860
[3]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,639
[3]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,783
[3]	BANK Series 2021-BNK33	2.556%	5/15/64	9,535	8,457
[3]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	8,407
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	5,052
[3]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	7,471
[3]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,251
[3]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	7,225
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	11,193
[3]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,301
[3]	BANK Series 2023-5YR2	6.656%	7/15/56	7,750	8,175
[3]	BANK Series 2023-5YR2	7.379%	7/15/56	2,575	2,732
[3]	BANK Series 2023-5YR3	6.724%	9/15/56	3,850	4,080
[3]	BANK Series 2023-5YR3	7.559%	9/15/56	4,059	4,340
[3]	BANK Series 2023-5YR3	7.559%	9/15/56	2,000	2,099
[3]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,141
[3]	BANK Series 2023-5YR4	7.274%	12/15/56	650	696
[3]	BANK Series 2023-BNK45	5.203%	2/15/56	3,875	3,932
[3]	BANK Series 2023-BNK45	5.651%	2/15/56	2,200	2,231
[3]	BANK Series 2023-BNK46	5.745%	8/15/56	7,700	8,063
[3]	BANK Series 2023-BNK46	6.385%	8/15/56	1,784	1,914
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	5,990	6,202
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	10,820	11,379
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	6,800	6,833
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	5,800	5,816
[3]	BANK Series 2025-BNK49	5.623%	3/15/58	9,500	9,927
[3]	BANK Series 2025-BNK49	6.025%	3/15/58	3,650	3,834
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,969
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,464
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	32,500	34,216
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	13,200	14,010
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	20,833

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	14,805
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,219
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,434
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,998
[3]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	20,375	20,426
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	17,122
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,511
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,197
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,991
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,802
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,234
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	7,137
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,468
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	8,397
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,761
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,146
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,607
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,684
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,060
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	269
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,875	4,001
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,300	1,347
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,575	2,672
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	1,025	1,063
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	7,700	8,201
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	4,100	4,355
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	1,300	1,373
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	5,200	5,787
[3]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/56	1,550	1,718
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,382
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	2,000	2,094
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,500	2,624
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	3,100	3,202
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	500	518
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	6,000	6,344
[3]	BBCMS Mortgage Trust Series 2024-C26	5.943%	5/15/57	2,000	2,050
[3]	BBCMS Mortgage Trust Series 2024-C26	6.094%	5/15/57	6,000	6,288
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	3,500	3,597
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	11,500	11,913
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/62	9,000	9,285
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	4,000	4,204
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,497
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,785
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,521
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	17,234
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	7,938
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,940
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	18,335
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,162
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,730
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,687
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,970
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,196
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	22,243
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,467
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,228
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,651	2,594
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	6,114
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,900
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,488
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,297
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	15,087
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,907
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,372
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	12,753
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	12,340
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	23,207
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,165
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	1,343	1,245
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,895

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,459
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,921
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	922
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,806
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	467
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	7,236
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	733
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	5,242
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,769
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,163
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	10,446
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,652
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,627
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,381
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,908
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,140
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,648
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,570
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	980
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,775
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	921
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	11,637
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	4,118
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	12,704
[3]	Benchmark Mortgage Trust Series 2022-B32	3.527%	1/15/55	4,200	3,643
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,862
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	3,008
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	5,085
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,571
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	12,925	13,618
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	4,150	4,399
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	5,225	5,391
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,600	2,705
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,300	1,363
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	4,140	4,381
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	3,150	3,270
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	650	677
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	5,250	5,478
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/57	4,250	4,440
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	5,925	6,062
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	2,500	2,567
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/58	18,000	18,878
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,365
[3]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/54	4,275	4,294
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,417
[3]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	1,875	1,900
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	2,000	2,101
[3]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	1,000	1,061
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	1,800	1,930
[3]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	3,800	4,056
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,875	3,925
[3]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/56	810	825
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	3,100	3,233
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	1,000	1,044
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	7,720	8,147
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,580	2,777
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,442
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	5,150	5,321
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	900	934
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	4,850	5,148
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,108
[3]	BMO Mortgage Trust Series 2024-5C4	7.253%	5/15/57	5,600	5,854
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	8,685	9,045
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,800	10,284
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	6,900	7,211
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	2,530	2,605
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	9,000	9,413
[3]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/58	14,000	14,529
[3]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	664	666
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,925	1,941

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	8,175	8,203
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	4,100	4,133
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	2,300	2,299
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	2,400	2,402
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/28	3,000	3,017
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/28	850	856
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	196	196
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	547
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,363	1,371
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	518	527
[3]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,404
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/29	4,000	4,034
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/32	1,000	1,016
[3]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	3,562	3,572
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,867
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,522
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	7,423
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	3,075
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	19,403
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	25,787
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	20,850	20,870
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	68	68
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,394
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	1,431	1,424
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	3,073
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,154	3,144
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,467
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	1,777	1,781
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,550	1,561
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	2,300	2,315
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,035	1,046
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	168	168
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,305
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	827	823
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,578
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	1,073	1,071
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,416
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	3,413	3,416
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	2,050	2,058
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	4,071	4,086
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,550	1,567
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	3,172	3,191
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	2,080	2,114
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,700	1,725
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,050	2,119
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,600	2,616
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	900	914
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,366
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	6,200	6,264
[3]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	4,100	4,169
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	4,175	4,206
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,600	1,621
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	7,000	7,094
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/30	3,000	3,062
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/30	1,300	1,312
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/30	700	712
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,400	1,415
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,250	1,270
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	791	779
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	1,500	1,509
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	1,250	1,264
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/30	750	754
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/31	650	657
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/30	4,400	4,428
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/31	2,600	2,629
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,760
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	7,048
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,407
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,268
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	5,032

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,892
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,420
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,494	1,474
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,392
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,687
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	527	525
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	7,296
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,499	6,024
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	16,642
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,770
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,164
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,823
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	14,016
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,565
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	13,154
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,615
[3]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,196
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	8,740	8,841
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	7,720	7,957
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	13,300	13,397
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	7,200	7,329
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,880	6,485
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,778
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,700	1,705
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/30	9,650	9,706
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/32	5,600	5,640
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,621	2,516
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,760	1,727
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	4,994	4,977
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,969	1,958
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	279	278
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,416
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,429
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,734
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,532
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	3,062
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,744
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,040	1,016
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	10,458
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	2,043
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,415	2,384
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	17,037
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	3,995	3,947
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,277
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	7,226
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	20,996
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	14,879
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	13,173
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,376
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	6,775	6,714
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	433	432
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	687
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	904	897
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,424
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/27	494	492
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	671
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	1,476	1,483
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,200	3,210
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	775	781
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	5,150	5,218
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	1,050	1,079
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,950	2,965
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,200	1,219
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	3,500	3,548
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,570
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	1,365	1,370
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/32	3,250	3,292
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	751	707
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	300
[3]	COMM Mortgage Trust Series 2014-CR14	3.793%	2/10/47	654	628

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2014-CR15	4.019%	2/10/47	664	648
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	79	78
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,020	8,844
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,262	1,259
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	14,635	14,568
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	119	119
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,250	3,237
[3]	COMM Mortgage Trust Series 2015-CR27	4.485%	10/10/48	1,200	1,169
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	109	109
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,545	7,514
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	13,660	13,592
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	147	147
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	317	314
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	2,009
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,436
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,287
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	18,063
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,757
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,647	1,633
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.959%	4/15/50	2,250	2,146
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,196	2,162
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	3,473	3,460
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.169%	8/15/48	2,625	2,450
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	4,743	4,724
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,495
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,976
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,163
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,745
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	15,552
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	16,264
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	26,321
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	15,156
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	14,389
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,340
[3]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	135	135
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,147
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,451
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,771
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	7,181
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,213
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,899
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,726
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,077
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,723
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,934
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	28,416
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,398
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	20,675	20,656
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	20,650	20,776
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	1,416	1,405
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	920	920
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/32	2,500	2,510
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	2,320	2,280
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,654	1,639
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	373	373
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,296
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,024	1,025
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,472
[3]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	444	444
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	578
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	676	678
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,071
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	611	613
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	525	534
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	239	240
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,300	1,311
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,250	3,270
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	2,562	2,578
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	460	459
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/28	2,200	2,203

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,746	2,696
[3,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,638	4,616
[3,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	2,813	2,777
[3,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,364	3,319
[3,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	12,604	12,401
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	6,907	6,787
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,909	2,857
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	16,383	16,079
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	14,408	14,115
[3,5]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/26	15,275	14,955
[3,5]	Fannie Mae-Aces Series 2016-M13	2.608%	9/25/26	4,696	4,596
[3,5]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/26	8,733	8,522
[3,5]	Fannie Mae-Aces Series 2017-M2	2.907%	2/25/27	4,235	4,149
[3,5]	Fannie Mae-Aces Series 2017-M3	2.546%	12/25/26	7,542	7,354
[3,5]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	10,269	10,014
[3,5]	Fannie Mae-Aces Series 2017-M5	3.109%	4/25/29	780	754
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,354	9,175
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	10,586	10,382
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	3,404	3,252
[3,5]	Fannie Mae-Aces Series 2017-M12	3.162%	6/25/27	11,738	11,499
[3,5]	Fannie Mae-Aces Series 2017-M13	3.032%	9/25/27	1,001	977
[3,5]	Fannie Mae-Aces Series 2017-M14	2.904%	11/25/27	3,856	3,747
[3,5]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/27	12,840	12,579
[3,5]	Fannie Mae-Aces Series 2018-M1	3.087%	12/25/27	6,334	6,179
[3,5]	Fannie Mae-Aces Series 2018-M2	3.001%	1/25/28	23,957	23,311
[3,5]	Fannie Mae-Aces Series 2018-M3	3.165%	2/25/30	2,645	2,533
[3,5]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/28	8,515	8,293
[3,5]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/28	6,445	6,282
[3,5]	Fannie Mae-Aces Series 2018-M8	3.413%	6/25/28	5,084	4,981
[3,5]	Fannie Mae-Aces Series 2018-M10	3.467%	7/25/28	3,494	3,426
[3,5]	Fannie Mae-Aces Series 2018-M12	3.748%	8/25/30	2,530	2,465
[3,5]	Fannie Mae-Aces Series 2018-M13	3.868%	9/25/30	8,453	8,277
[3,5]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	9,479	9,335
[3,5]	Fannie Mae-Aces Series 2019-M1	3.662%	9/25/28	17,088	16,820
[3,5]	Fannie Mae-Aces Series 2019-M2	3.743%	11/25/28	10,230	10,044
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	15,546	15,050
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	9,779	9,523
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,853	10,445
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	12,276	11,822
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	39,890	38,103
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	12,905	12,130
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,701	7,002
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	6,485	5,978
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	22,895	21,523
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,383	5,008
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	3,902	3,791
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	12,470
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,156	5,675
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	9,685	8,698
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	8,418
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	15,682
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	13,712	12,157
[3,5]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	15,325	13,271
[3,5]	Fannie Mae-Aces Series 2020-M53	1.747%	11/25/32	29,000	24,255
[3,5]	Fannie Mae-Aces Series 2021-M1	1.433%	11/25/30	8,700	7,517
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	3,175	2,753
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/31	15,100	12,940
[3,5]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/31	14,675	12,659
[3,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	20,925	17,922
[3,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	3,120	2,680
[3,5]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	9,000	7,322
[3,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	18,150	15,592
[3,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	20,350	17,331
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	4,575	3,928
[3,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	6,150	5,240
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	9,409
[3,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	10,050	8,654
[3,5]	Fannie Mae-Aces Series 2022-M10	1.992%	1/25/32	39,175	33,907
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.649%	4/25/33	10,090	10,097
[3,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	9,570	9,572

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	3,800	3,808
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/34	50,000	49,114
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	1,271	1,267
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	4,236	4,223
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	6,570	6,532
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	3,584	3,556
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	14,207	14,055
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	13,823	13,645
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,270	11,095
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	17,131	16,842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,361
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,410
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,265
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,325	12,180
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,694
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	28,902
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,985
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,953
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,882
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,804
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,739	13,485
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,793
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,871
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	7,193
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,487
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,967
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,836
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	35,692
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,848
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,464
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	10,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	484	480
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	11,209
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	30,934
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,600
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,574
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	35,785
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	37,935
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	485	481
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,968
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,881
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	10,325
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,912
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	20,004
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,855
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,230	22,371
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	15,057
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	15,116
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,968
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	24,818
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	11,486
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	20,054
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	18,036
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	15,734
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	23,943
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	5,144
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	22,888
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,806
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,767
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,475
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,774
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	10,162
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	13,597
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	17,260
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	16,799
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	22,107
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	3,076
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	15,171
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,630	1,491

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	9,518
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	663	610
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	9,502
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	19,517
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	16,344
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	38,245
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	20,445
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	24,622
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	13,593
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,071	2,807
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	23,165
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,718
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	23,028
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,809
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	11,273
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,001	923
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	10,361
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,778
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	9,141
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,751
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,902
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,177	2,039
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	47,125	44,605
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K150	3.710%	9/25/32	49,000	46,906
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,482
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	15,000	14,398
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,689
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	8,101
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,985
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	5,131
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	5,109
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,683
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	6,150	6,145
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,562
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	13,450	13,219
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,458
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,925
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	13,350	12,976
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	3,037
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	9,580	9,594
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	15,150	15,166
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	7,800	8,008
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,328
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	13,600	14,039
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	5,150	5,123
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/34	17,000	17,004
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	8,350	8,468
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/34	13,000	12,551
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/34	8,100	8,145
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K170	5.000%	2/25/35	7,500	7,732
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	10,040	10,221
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	7,500	7,609
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	7,000	7,134
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	12,500	12,715
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	9,050	9,236
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,950	6,110
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,750	3,832
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	5,050	5,179
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	7,750	7,888
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	11,500	11,942
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	9,950	10,362
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	9,675	10,034
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,200	30,342
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	8,200	8,474
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	3,500	3,568
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	8,000	8,106
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/29	2,500	2,504
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/30	5,800	5,855
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/30	31,000	31,366
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K539	4.410%	1/25/30	22,800	23,006

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/30	27,000	27,249
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	17,624	17,497
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,122	18,875
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	23,232
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	8,021
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,388	22,183
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,194
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,698
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,747
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,589	5,236
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	14,603
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,657
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,605
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	2,125	1,974
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	10,225	10,326
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	10,100	10,145
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	12,100	12,198
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	5,500	5,677
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,880
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	6,000	6,202
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	15,500	15,621
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	16,000	16,306
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/32	14,000	14,354
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/32	44,640	45,146
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	4,050
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	22,348
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	5,026
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	12,196
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	19,368
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,603
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,515
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	10,857
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	15,446
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,664
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,996
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,537	2,994
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,579
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,885
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,310
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,652
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	9,738	9,668
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/35	31,950	32,938
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	6,652	6,704
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,405	1,434
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,750	3,814
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	2,022	2,026
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,800	1,809
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,300	1,310
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/28	2,000	2,016
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	900	909
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	781	773
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	364	364
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,171
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	1,414	1,414
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,732
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	1,861	1,863
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,300	1,307
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,558	3,578
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	800	810
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	5,800	5,858
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,150	2,202
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	7,500	7,573
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,430	6,544
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	8,000	8,102
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,250	1,274
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	9,145
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,792
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	7,000	7,077
[3]	FREMF 2025-K541 Mortgage Trust Series K541	4.348%	2/25/30	31,750	31,957
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	665	666

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	537	537
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	550	551
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	1,025	1,027
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,018	1,020
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	525	527
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,025	1,031
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	5,625	5,642
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,300	1,308
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,300	1,310
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,040
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,060
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	5,000	5,059
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	1,850	1,850
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	1,600	1,596
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/28	4,300	4,329
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	1,300	1,308
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/28	2,100	2,113
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/29	1,500	1,512
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	1,935	1,927
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,433
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	85	85
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	912
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	782	779
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	644
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	1,093	1,091
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,729
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	3,370	3,373
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,609
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	1,925	1,928
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	800	803
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	3,126	3,125
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	4,125	4,135
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	1,975	1,987
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,294	1,315
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	3,225	3,262
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	3,075	3,155
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,300	1,307
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	800	809
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,305
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,183
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	8,500	8,587
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	7,425	7,566
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	2,000	2,011
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/29	3,500	3,531
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	750	762
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/30	1,000	1,005
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/31	600	606
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	456	440
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	34	34
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.521%	9/10/47	1,675	1,570
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,652	1,566
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	585	584
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,571
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,368
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	11,201
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,881
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,855
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	8,163
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,173
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,924
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	567
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	793
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	12,830
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,364
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,725
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	3,066
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	7,291
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,382
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,415

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	16,200	15,109
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	3,775	3,479
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,757
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,837
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,926
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,849
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	6,271
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	918
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,043	1,035
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	107	107
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,042
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	2,433	2,438
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	4,125	4,153
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	6,058	6,105
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	2,050	2,101
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,527
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	1,150	1,152
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	3,000	3,006
[3]	Harley-Davidson Motorcycle Trust Series 2025-A	4.710%	7/17/28	2,500	2,508
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	168	168
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	1,045
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	572	571
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	772
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	1,517	1,521
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,300	1,308
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,295	2,302
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	775	781
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	6,815	6,859
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	1,060	1,072
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,021
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	900	921
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	7,400	7,463
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	1,000	1,015
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	10,018
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	8,825	8,873
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	4,490	4,500
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	1,400	1,408
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/29	9,500	9,592
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/31	3,000	3,039
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/29	1,250	1,252
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/31	750	754
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	718	713
[3]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	792	791
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	2,675	2,676
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,675	1,677
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	2,690	2,707
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	906	922
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,600	2,628
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,300	1,335
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	6,500	6,558
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	1,750	1,782
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	5,500	5,556
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	3,500	3,554
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	1,380	1,390
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/31	4,100	4,132
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/29	3,500	3,522
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/30	1,000	1,010
[3]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	4,930	4,943
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,668
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	2,281	2,287
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	1,025	1,033
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	3,376	3,394
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,025	1,038
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	8,625	8,700
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,430	1,459
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,962
[3]	John Deere Owner Trust Series 2024-B	5.190%	5/15/31	3,000	3,075
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	2,113	2,110
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/32	1,500	1,506
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,560

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,995
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	676
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,708
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,525
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.652%	2/15/47	722	698
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,320	1,280
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	26	26
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,403
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	175	172
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,933
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	1,233	1,204
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	179	176
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,738
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	73	70
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	2,054	2,049
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,845
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	2,287	2,282
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	193	193
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,818
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,081	4,062
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	335	333
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.853%	3/17/49	330	325
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,905
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,087
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	10,418
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,254
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,979
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	16,756
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	11,229
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	993
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,317
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,913
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	856
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,211	3,140
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,874
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,127
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,735
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,294
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	13,022
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,540
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	14,038
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,281
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	2,541	2,542
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	3,125	3,127
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,531
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,150	2,187
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	2,770	2,769
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	1,400	1,398
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/29	2,500	2,528
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/31	1,300	1,320
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	585	578
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	2,413	2,413
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	725	726
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	5,200	5,268
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	4,100	4,262
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	11,300	11,362
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	800	812
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/29	5,000	5,066
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/31	4,000	4,095
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,731
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	828	826
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	2,945	2,938
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,590	2,581
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,485
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,362
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	50	50
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,872
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	116	116
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,233
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	11,410

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,820
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	13,350
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,545
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,953
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	5,054
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,584
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	8,131
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,075
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,701
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,341
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	11,445
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	11,354
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,724
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,361
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,906
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	14,311
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,777
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,337
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,684	3,571
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	8,222
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	10,222
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,677
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,669
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,421
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,628
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	788
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	446
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	9,251
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.919%	4/15/55	10,450	9,735
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	5,225	5,474
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,632	3,789
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	2,150	2,303
[3]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	463	464
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	650	652
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,950	2,961
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	850	855
[3]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	13,012	13,152
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	10,399	10,526
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	4,000	4,045
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	1,375	1,393
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	1,127	1,119
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	378	377
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	2,071
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	1,912	1,912
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,052
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	5,738	5,750
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	850	858
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,500	1,512
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,500	3,596
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,500	3,540
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	2,550	2,606
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	2,125	2,130
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	1,150	1,158
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/29	3,100	3,131
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/30	1,075	1,086
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	606	602
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,759
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	464	464
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	847	844
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	685	678
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	273	273
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,607
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	141	141
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,490	1,490
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,025	1,025
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	507	508
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,625	1,634
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	966	967
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	1,025	1,039
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	133	133

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,950	1,960
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,430	1,453
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	2,226	2,232
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,800	1,823
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	4,620	4,738
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,277	4,295
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,800	2,852
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	5,150	5,341
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	3,125	3,140
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	800	814
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	1,208	1,209
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,050	1,056
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,566
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,140
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	7,650	7,688
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	2,500	2,507
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	2,500	2,510
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,798
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	6,150	6,220
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	12,850	13,083
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	16,500	16,719
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	18,000	18,265
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	5,000	5,046
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	4,500	4,569
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	686	685
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	871	864
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	959	948
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	686	684
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	1,041
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	1,906	1,900
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	645
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	2,117	2,118
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,275	1,278
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	3,421	3,427
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,550	1,559
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	4,018	4,040
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	950	963
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,930	3,976
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	3,100	3,188
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	6,700	6,740
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,550	1,572
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,213
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	9,000	9,085
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	5,000	5,081
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,140	2,156
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/29	8,200	8,276
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/30	7,200	7,326
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,880
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,656
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,848
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,084
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	9,413
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,919
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,759
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,834
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,410
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,132
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	8,062
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,221
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,321	6,235
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	15,570
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,115
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	15,523
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	10,283
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,618
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,913
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,840
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,724
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,047
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,756

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,859
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	5,035
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,500
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	6,038
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,500
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,095
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,397
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	12,950	12,950
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	11,635	11,734
[3]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,600	2,606
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	3,400	3,468
[3]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	3,350	3,357
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,084
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,539
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	11,825	11,840
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	1,500	1,518
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/31	9,000	9,139
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	7,400	7,432
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	5,581	5,605
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	3,080	3,106
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,558
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,815
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/28	3,500	3,524
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/30	750	756
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	716	714
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,937	2,950
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	850	861
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	3,400	3,452
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,600	2,669
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	3,000	3,031
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,150	1,160
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,913
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	93	93
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,932
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	4,087	4,075
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	13,505
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,710
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,650
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,607
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,312	2,267
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,609
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	712	708
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,884
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,505
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,135
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	11,215
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,139
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,385
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,153
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,240
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,860
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,075
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,960
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,076	3,976
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	8,311
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,382
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	15,575
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,676
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	10,419
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	10,020
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	6,010
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,548
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	4,021
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,967
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,342
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	10,473
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,631
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,340
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	10,039
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	6,045

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	11,720
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	2,041
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,424
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	5,163
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	7,000	7,304
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/57	2,500	2,617
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	3,925	4,008
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	11,175	11,320
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	5,500	5,526
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/30	8,500	8,567
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	422	410
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,520
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	956	931
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,482	1,475
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,937	2,907
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	796	792
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	516
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	1,176	1,173
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,562
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	1,176	1,173
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,316
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	3,748	3,752
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,585	1,592
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	3,192	3,194
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,150	4,174
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,423	2,434
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	525	531
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,400	2,425
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,028
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	5,625	5,656
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,750	1,771
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	5,500	5,555
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,555
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	2,500	2,510
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	1,975	1,986
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/30	2,300	2,329
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	1,300	1,329
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/30	1,750	1,763
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	800	811
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	829	830
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	800	801
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/28	2,000	2,005
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	1,500	1,506
[3]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	3,951	3,963
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,600	2,637
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,854,585)					7,531,142
Corporate Bonds (25.4%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/27	10,976	10,305
	Alphabet Inc.	1.100%	8/15/30	62,076	53,608
	Alphabet Inc.	4.500%	5/15/35	12,950	12,777
	Alphabet Inc.	1.900%	8/15/40	13,911	9,336
	Alphabet Inc.	2.050%	8/15/50	36,670	20,475
	Alphabet Inc.	5.250%	5/15/55	7,525	7,408
	Alphabet Inc.	2.250%	8/15/60	18,982	10,091
	Alphabet Inc.	5.300%	5/15/65	6,990	6,845
	America Movil SAB de CV	3.625%	4/22/29	12,857	12,463
	America Movil SAB de CV	2.875%	5/7/30	8,561	7,910
	America Movil SAB de CV	4.700%	7/21/32	10,250	10,166
	America Movil SAB de CV	5.000%	1/20/33	7,908	7,925
	America Movil SAB de CV	6.375%	3/1/35	12,598	13,750
	America Movil SAB de CV	6.125%	11/15/37	6,547	6,941
	America Movil SAB de CV	6.125%	3/30/40	26,507	27,668
	America Movil SAB de CV	4.375%	7/16/42	17,299	14,575
	America Movil SAB de CV	4.375%	4/22/49	15,741	12,856
	AppLovin Corp.	5.125%	12/1/29	12,782	12,954
	AppLovin Corp.	5.375%	12/1/31	31,980	32,545
	AppLovin Corp.	5.950%	12/1/54	9,870	9,637

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	2.950%	7/15/26	1,991	1,961
	AT&T Inc.	3.800%	2/15/27	10,006	9,928
	AT&T Inc.	4.250%	3/1/27	21,643	21,617
	AT&T Inc.	2.300%	6/1/27	30,435	29,334
	AT&T Inc.	1.650%	2/1/28	36,545	34,294
[3]	AT&T Inc.	4.100%	2/15/28	25,286	25,179
	AT&T Inc.	4.350%	3/1/29	24,309	24,360
[3]	AT&T Inc.	4.300%	2/15/30	39,653	39,536
	AT&T Inc.	4.700%	8/15/30	6,985	7,049
	AT&T Inc.	2.250%	2/1/32	28,018	24,124
	AT&T Inc.	2.550%	12/1/33	20,931	17,521
	AT&T Inc.	4.500%	5/15/35	36,729	34,995
	AT&T Inc.	5.375%	8/15/35	7,745	7,883
	AT&T Inc.	5.250%	3/1/37	10,458	10,444
	AT&T Inc.	4.900%	8/15/37	9,019	8,643
	AT&T Inc.	6.300%	1/15/38	400	432
	AT&T Inc.	4.850%	3/1/39	34,942	33,040
	AT&T Inc.	3.500%	6/1/41	42,117	33,032
	AT&T Inc.	5.550%	8/15/41	1,675	1,650
	AT&T Inc.	4.300%	12/15/42	25,077	21,128
	AT&T Inc.	4.650%	6/1/44	16,093	13,889
	AT&T Inc.	4.350%	6/15/45	18,273	15,137
	AT&T Inc.	4.750%	5/15/46	57,123	49,849
[3]	AT&T Inc.	5.150%	11/15/46	11,626	10,705
	AT&T Inc.	5.450%	3/1/47	5,990	5,691
	AT&T Inc.	4.500%	3/9/48	33,042	27,489
	AT&T Inc.	4.550%	3/9/49	12,627	10,490
	AT&T Inc.	3.650%	6/1/51	41,148	29,182
	AT&T Inc.	3.500%	9/15/53	85,557	57,922
	AT&T Inc.	3.550%	9/15/55	103,620	69,896
	AT&T Inc.	6.050%	8/15/56	17,500	17,878
	AT&T Inc.	3.800%	12/1/57	116,741	81,678
	AT&T Inc.	3.650%	9/15/59	109,006	73,099
	AT&T Inc.	3.850%	6/1/60	27,178	19,002
	Baidu Inc.	3.625%	7/6/27	14,170	13,994
	Baidu Inc.	4.375%	3/29/28	10,472	10,495
	Baidu Inc.	4.875%	11/14/28	6,779	6,894
	Baidu Inc.	3.425%	4/7/30	5,785	5,548
	Baidu Inc.	2.375%	10/9/30	4,584	4,154
	Baidu Inc.	2.375%	8/23/31	7,842	6,991
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	54,886	54,811
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	297	231
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	20,083	18,884
	Booking Holdings Inc.	3.550%	3/15/28	10,198	10,039
	Booking Holdings Inc.	4.625%	4/13/30	33,477	33,875
	British Telecommunications plc	5.125%	12/4/28	8,020	8,197
	British Telecommunications plc	9.625%	12/15/30	35,887	44,146
	Charter Communications Operating LLC	6.150%	11/10/26	20,370	20,765
	Charter Communications Operating LLC	3.750%	2/15/28	20,336	19,941
	Charter Communications Operating LLC	4.200%	3/15/28	24,569	24,351
	Charter Communications Operating LLC	2.250%	1/15/29	28,219	26,005
	Charter Communications Operating LLC	5.050%	3/30/29	19,947	20,148
	Charter Communications Operating LLC	6.100%	6/1/29	20,765	21,742
	Charter Communications Operating LLC	2.800%	4/1/31	7,419	6,615
	Charter Communications Operating LLC	2.300%	2/1/32	17,200	14,499
	Charter Communications Operating LLC	4.400%	4/1/33	24,870	23,395
	Charter Communications Operating LLC	6.650%	2/1/34	14,075	15,061
	Charter Communications Operating LLC	6.550%	6/1/34	28,381	30,265
	Charter Communications Operating LLC	6.384%	10/23/35	30,681	32,228
	Charter Communications Operating LLC	3.500%	6/1/41	32,123	23,310
	Charter Communications Operating LLC	3.500%	3/1/42	25,630	18,287
	Charter Communications Operating LLC	6.484%	10/23/45	65,949	65,340
	Charter Communications Operating LLC	5.375%	5/1/47	54,012	46,839
	Charter Communications Operating LLC	5.750%	4/1/48	37,649	34,258
	Charter Communications Operating LLC	5.125%	7/1/49	20,423	16,963
	Charter Communications Operating LLC	4.800%	3/1/50	63,680	51,000
	Charter Communications Operating LLC	3.700%	4/1/51	37,547	25,026
	Charter Communications Operating LLC	3.900%	6/1/52	13,548	9,284
	Charter Communications Operating LLC	5.250%	4/1/53	4,377	3,731
	Charter Communications Operating LLC	6.834%	10/23/55	5,685	5,817

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	3.850%	4/1/61	20,233	12,960
	Charter Communications Operating LLC	4.400%	12/1/61	20,365	14,284
	Charter Communications Operating LLC	3.950%	6/30/62	9,690	6,236
	Charter Communications Operating LLC	5.500%	4/1/63	8,670	7,329
	Comcast Corp.	2.350%	1/15/27	19,419	18,889
	Comcast Corp.	3.300%	2/1/27	22,671	22,360
	Comcast Corp.	3.300%	4/1/27	11,543	11,371
	Comcast Corp.	3.150%	2/15/28	24,616	23,984
	Comcast Corp.	3.550%	5/1/28	5,696	5,602
	Comcast Corp.	4.150%	10/15/28	59,053	58,948
	Comcast Corp.	4.550%	1/15/29	17,194	17,386
	Comcast Corp.	5.100%	6/1/29	10,175	10,503
	Comcast Corp.	2.650%	2/1/30	28,944	26,887
	Comcast Corp.	3.400%	4/1/30	23,818	22,856
	Comcast Corp.	4.250%	10/15/30	30,302	30,149
	Comcast Corp.	1.950%	1/15/31	7,584	6,645
	Comcast Corp.	1.500%	2/15/31	4,502	3,843
	Comcast Corp.	4.950%	5/15/32	6,225	6,330
	Comcast Corp.	4.250%	1/15/33	9,897	9,561
	Comcast Corp.	7.050%	3/15/33	9,714	11,044
	Comcast Corp.	4.800%	5/15/33	4,467	4,454
	Comcast Corp.	4.200%	8/15/34	19,623	18,542
	Comcast Corp.	5.300%	5/15/35	13,705	13,961
	Comcast Corp.	5.650%	6/15/35	8,484	8,876
	Comcast Corp.	4.400%	8/15/35	36,076	34,182
	Comcast Corp.	6.500%	11/15/35	8,073	8,964
	Comcast Corp.	3.200%	7/15/36	15,285	12,769
	Comcast Corp.	6.450%	3/15/37	13,994	15,350
	Comcast Corp.	3.900%	3/1/38	7,705	6,675
	Comcast Corp.	4.600%	10/15/38	37,627	34,829
	Comcast Corp.	6.550%	7/1/39	2,920	3,221
	Comcast Corp.	3.250%	11/1/39	13,536	10,589
	Comcast Corp.	3.750%	4/1/40	29,752	24,654
	Comcast Corp.	4.650%	7/15/42	10,716	9,495
	Comcast Corp.	4.750%	3/1/44	2,269	2,002
	Comcast Corp.	4.600%	8/15/45	21,168	18,238
	Comcast Corp.	3.400%	7/15/46	40,795	28,947
	Comcast Corp.	4.000%	8/15/47	15,909	12,291
	Comcast Corp.	3.969%	11/1/47	20,161	15,494
	Comcast Corp.	4.000%	3/1/48	21,954	16,946
	Comcast Corp.	4.700%	10/15/48	25,629	21,951
	Comcast Corp.	3.999%	11/1/49	12,305	9,362
	Comcast Corp.	3.450%	2/1/50	25,149	17,291
	Comcast Corp.	2.800%	1/15/51	25,286	15,141
	Comcast Corp.	2.887%	11/1/51	85,696	52,092
	Comcast Corp.	2.450%	8/15/52	16,699	9,079
	Comcast Corp.	5.350%	5/15/53	6,169	5,713
	Comcast Corp.	2.937%	11/1/56	85,898	50,426
	Comcast Corp.	4.950%	10/15/58	15,297	13,091
	Comcast Corp.	2.650%	8/15/62	13,640	7,113
	Comcast Corp.	2.987%	11/1/63	42,994	24,174
	Comcast Corp.	5.500%	5/15/64	4,223	3,931
	Deutsche Telekom International Finance BV	8.750%	6/15/30	58,399	68,958
	Deutsche Telekom International Finance BV	9.250%	6/1/32	2,049	2,557
[3]	Discovery Communications LLC	3.950%	3/20/28	2,365	2,259
[3]	Discovery Communications LLC	4.125%	5/15/29	2,125	1,975
[3]	Discovery Communications LLC	3.625%	5/15/30	140	124
	Discovery Communications LLC	5.000%	9/20/37	11,608	7,612
[3]	Discovery Communications LLC	6.350%	6/1/40	7,430	4,922
	Electronic Arts Inc.	1.850%	2/15/31	5,971	5,183
	Electronic Arts Inc.	2.950%	2/15/51	8,437	5,267
	Expedia Group Inc.	4.625%	8/1/27	12,427	12,476
	Expedia Group Inc.	3.800%	2/15/28	14,829	14,609
	Expedia Group Inc.	3.250%	2/15/30	14,787	13,963
	Expedia Group Inc.	2.950%	3/15/31	5,664	5,160
	Expedia Group Inc.	5.400%	2/15/35	5,290	5,326
	FactSet Research Systems Inc.	2.900%	3/1/27	4,994	4,876
	FactSet Research Systems Inc.	3.450%	3/1/32	6,778	6,176
	Fox Corp.	4.709%	1/25/29	76,351	77,004
	Fox Corp.	3.500%	4/8/30	8,869	8,485

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	6.500%	10/13/33	7,050	7,624
	Fox Corp.	5.476%	1/25/39	13,996	13,674
	Fox Corp.	5.576%	1/25/49	20,570	19,273
	Grupo Televisa SAB	8.500%	3/11/32	4,070	4,540
	Grupo Televisa SAB	6.625%	1/15/40	7,696	7,201
	Grupo Televisa SAB	5.000%	5/13/45	14,298	10,277
	Grupo Televisa SAB	6.125%	1/31/46	7,318	6,031
	Grupo Televisa SAB	5.250%	5/24/49	9,094	6,495
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,233	5,261
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,459	5,509
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,665	6,829
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	3,796	2,818
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,398	5,933
	Koninklijke KPN NV	8.375%	10/1/30	6,045	7,083
	Meta Platforms Inc.	3.500%	8/15/27	22,993	22,776
	Meta Platforms Inc.	4.600%	5/15/28	22,270	22,682
	Meta Platforms Inc.	4.300%	8/15/29	14,460	14,597
	Meta Platforms Inc.	4.800%	5/15/30	4,354	4,488
	Meta Platforms Inc.	4.550%	8/15/31	13,909	14,107
	Meta Platforms Inc.	3.850%	8/15/32	48,144	46,300
	Meta Platforms Inc.	4.950%	5/15/33	700	717
	Meta Platforms Inc.	4.750%	8/15/34	11,318	11,370
	Meta Platforms Inc.	4.450%	8/15/52	31,832	26,828
	Meta Platforms Inc.	5.600%	5/15/53	34,769	34,754
	Meta Platforms Inc.	5.400%	8/15/54	38,370	37,408
	Meta Platforms Inc.	4.650%	8/15/62	34,260	28,883
	Meta Platforms Inc.	5.750%	5/15/63	24,354	24,571
	Meta Platforms Inc.	5.550%	8/15/64	37,582	36,738
	NBCUniversal Media LLC	4.450%	1/15/43	5,300	4,561
	Netflix Inc.	4.875%	4/15/28	37,890	38,670
	Netflix Inc.	5.875%	11/15/28	45,363	47,817
	Netflix Inc.	6.375%	5/15/29	20,144	21,682
[8]	Netflix Inc.	5.375%	11/15/29	6,682	6,980
[8]	Netflix Inc.	4.875%	6/15/30	9,059	9,269
	Omnicom Group Inc.	2.450%	4/30/30	10,078	9,190
	Omnicom Group Inc.	4.200%	6/1/30	8,802	8,684
	Omnicom Group Inc.	2.600%	8/1/31	11,805	10,457
	Omnicom Group Inc.	5.300%	11/1/34	5,510	5,557
	Orange SA	9.000%	3/1/31	31,385	38,124
	Orange SA	5.375%	1/13/42	18,656	18,189
	Orange SA	5.500%	2/6/44	6,554	6,451
	Paramount Global	2.900%	1/15/27	8,722	8,489
	Paramount Global	3.375%	2/15/28	4,833	4,675
	Paramount Global	3.700%	6/1/28	8,775	8,528
	Paramount Global	4.200%	6/1/29	4,331	4,216
	Paramount Global	7.875%	7/30/30	29,681	32,912
	Paramount Global	4.950%	1/15/31	14,604	14,195
	Paramount Global	4.200%	5/19/32	23,883	21,809
	Paramount Global	5.500%	5/15/33	8,502	8,208
	Paramount Global	6.875%	4/30/36	21,963	22,494
	Paramount Global	5.900%	10/15/40	5,169	4,709
	Paramount Global	4.850%	7/1/42	16,319	12,880
	Paramount Global	4.375%	3/15/43	39,479	29,072
	Paramount Global	5.850%	9/1/43	40,672	35,335
	Paramount Global	5.250%	4/1/44	4,650	3,699
	Paramount Global	4.900%	8/15/44	11,690	9,022
	Paramount Global	4.600%	1/15/45	17,563	13,012
	Paramount Global	4.950%	5/19/50	14,266	10,903
	Rogers Communications Inc.	2.900%	11/15/26	9,339	9,138
	Rogers Communications Inc.	5.000%	2/15/29	23,510	23,850
	Rogers Communications Inc.	3.800%	3/15/32	22,552	20,956
	Rogers Communications Inc.	5.300%	2/15/34	33,865	33,902
	Rogers Communications Inc.	7.500%	8/15/38	1,804	2,088
	Rogers Communications Inc.	4.500%	3/15/42	23,670	20,190
	Rogers Communications Inc.	4.500%	3/15/43	11,517	9,696
	Rogers Communications Inc.	5.000%	3/15/44	6,944	6,181
	Rogers Communications Inc.	4.300%	2/15/48	6,926	5,585
	Rogers Communications Inc.	4.350%	5/1/49	12,609	10,133
	Rogers Communications Inc.	3.700%	11/15/49	7,755	5,666
	Rogers Communications Inc.	4.550%	3/15/52	27,423	22,304

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sprint Capital Corp.	6.875%	11/15/28	31,348	33,651
	Sprint Capital Corp.	8.750%	3/15/32	46,899	56,897
	Take-Two Interactive Software Inc.	3.700%	4/14/27	7,053	6,984
	Take-Two Interactive Software Inc.	4.950%	3/28/28	9,385	9,528
	Take-Two Interactive Software Inc.	4.000%	4/14/32	6,365	6,031
	TCI Communications Inc.	7.125%	2/15/28	7,217	7,735
	Telefonica Emisiones SA	4.103%	3/8/27	20,811	20,705
	Telefonica Emisiones SA	4.665%	3/6/38	9,970	8,974
	Telefonica Emisiones SA	5.213%	3/8/47	11,730	10,373
	Telefonica Emisiones SA	4.895%	3/6/48	7,484	6,295
	Telefonica Emisiones SA	5.520%	3/1/49	15,973	14,576
	Telefonica Europe BV	8.250%	9/15/30	13,584	15,708
	TELUS Corp.	2.800%	2/16/27	11,931	11,636
	TELUS Corp.	3.400%	5/13/32	11,624	10,586
	TELUS Corp.	4.600%	11/16/48	3,765	3,141
	TELUS Corp.	4.300%	6/15/49	13,013	10,150
	Tencent Music Entertainment Group	2.000%	9/3/30	7,319	6,471
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,341	3,887
	Time Warner Cable LLC	6.550%	5/1/37	27,661	28,575
	Time Warner Cable LLC	6.750%	6/15/39	18,906	19,606
	Time Warner Cable LLC	5.875%	11/15/40	3,055	2,932
	Time Warner Cable LLC	5.500%	9/1/41	3,045	2,767
	Time Warner Cable LLC	4.500%	9/15/42	11,682	9,299
	T-Mobile USA Inc.	3.750%	4/15/27	64,437	63,787
	T-Mobile USA Inc.	5.375%	4/15/27	1,338	1,339
	T-Mobile USA Inc.	4.750%	2/1/28	17,144	17,168
	T-Mobile USA Inc.	2.050%	2/15/28	32,175	30,411
	T-Mobile USA Inc.	4.950%	3/15/28	14,924	15,178
	T-Mobile USA Inc.	4.800%	7/15/28	16,543	16,768
	T-Mobile USA Inc.	2.625%	2/15/29	15,730	14,771
	T-Mobile USA Inc.	2.400%	3/15/29	3,430	3,192
	T-Mobile USA Inc.	3.375%	4/15/29	13,100	12,615
	T-Mobile USA Inc.	4.200%	10/1/29	2,690	2,672
	T-Mobile USA Inc.	3.875%	4/15/30	152,102	147,684
	T-Mobile USA Inc.	2.550%	2/15/31	43,041	38,559
	T-Mobile USA Inc.	2.875%	2/15/31	19,318	17,591
	T-Mobile USA Inc.	3.500%	4/15/31	35,347	33,208
	T-Mobile USA Inc.	2.250%	11/15/31	10,781	9,348
	T-Mobile USA Inc.	2.700%	3/15/32	13,615	11,993
	T-Mobile USA Inc.	5.125%	5/15/32	8,383	8,544
	T-Mobile USA Inc.	5.200%	1/15/33	23,221	23,590
	T-Mobile USA Inc.	5.050%	7/15/33	36,815	37,034
	T-Mobile USA Inc.	5.750%	1/15/34	1,027	1,075
	T-Mobile USA Inc.	5.150%	4/15/34	12,125	12,282
	T-Mobile USA Inc.	4.375%	4/15/40	32,044	28,346
	T-Mobile USA Inc.	3.000%	2/15/41	32,340	23,644
	T-Mobile USA Inc.	4.500%	4/15/50	46,696	38,579
	T-Mobile USA Inc.	3.300%	2/15/51	59,922	39,704
	T-Mobile USA Inc.	3.400%	10/15/52	28,310	18,891
	T-Mobile USA Inc.	5.650%	1/15/53	17,477	16,889
	T-Mobile USA Inc.	5.750%	1/15/54	16,730	16,381
	T-Mobile USA Inc.	5.250%	6/15/55	8,415	7,673
	T-Mobile USA Inc.	5.875%	11/15/55	7,465	7,483
	T-Mobile USA Inc.	3.600%	11/15/60	28,381	18,895
	T-Mobile USA Inc.	5.800%	9/15/62	7,008	6,868
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	15,938	15,550
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	3,284	3,227
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,839	7,811
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	12,123	9,672
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	10,881	9,059
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	9,531	6,450
	Uber Technologies Inc.	4.300%	1/15/30	40,718	40,570
	Uber Technologies Inc.	4.800%	9/15/34	19,002	18,707
	Uber Technologies Inc.	5.350%	9/15/54	14,415	13,471
	VeriSign Inc.	2.700%	6/15/31	9,602	8,591
	VeriSign Inc.	5.250%	6/1/32	7,408	7,547
	Verizon Communications Inc.	2.100%	3/22/28	52,894	50,117
	Verizon Communications Inc.	4.016%	12/3/29	57,510	56,736
	Verizon Communications Inc.	3.150%	3/22/30	29,372	27,812
	Verizon Communications Inc.	1.500%	9/18/30	17,525	15,139

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	1.680%	10/30/30	22,590	19,543
	Verizon Communications Inc.	7.750%	12/1/30	5,811	6,686
	Verizon Communications Inc.	1.750%	1/20/31	33,602	29,004
	Verizon Communications Inc.	2.550%	3/21/31	51,790	46,458
	Verizon Communications Inc.	2.355%	3/15/32	71,725	61,808
	Verizon Communications Inc.	5.050%	5/9/33	19,564	19,831
	Verizon Communications Inc.	4.500%	8/10/33	38,321	37,228
	Verizon Communications Inc.	4.400%	11/1/34	38,480	36,535
	Verizon Communications Inc.	4.780%	2/15/35	23,325	22,734
	Verizon Communications Inc.	5.250%	4/2/35	18,528	18,680
	Verizon Communications Inc.	5.850%	9/15/35	1,330	1,403
	Verizon Communications Inc.	4.272%	1/15/36	17,992	16,629
	Verizon Communications Inc.	5.250%	3/16/37	19,598	19,515
[8]	Verizon Communications Inc.	5.401%	7/2/37	150,974	151,843
	Verizon Communications Inc.	4.812%	3/15/39	15,652	14,683
	Verizon Communications Inc.	2.650%	11/20/40	89,205	62,924
	Verizon Communications Inc.	3.400%	3/22/41	54,735	42,204
	Verizon Communications Inc.	2.850%	9/3/41	16,561	11,710
	Verizon Communications Inc.	4.750%	11/1/41	10,552	9,495
	Verizon Communications Inc.	3.850%	11/1/42	10,222	8,156
	Verizon Communications Inc.	6.550%	9/15/43	5,566	6,103
	Verizon Communications Inc.	4.125%	8/15/46	20,129	16,161
	Verizon Communications Inc.	4.862%	8/21/46	39,231	35,024
	Verizon Communications Inc.	5.500%	3/16/47	6,184	6,017
	Verizon Communications Inc.	4.522%	9/15/48	16,808	14,208
	Verizon Communications Inc.	4.000%	3/22/50	21,077	16,077
	Verizon Communications Inc.	2.875%	11/20/50	39,391	24,522
	Verizon Communications Inc.	3.550%	3/22/51	13,907	9,948
	Verizon Communications Inc.	3.875%	3/1/52	1,435	1,066
	Verizon Communications Inc.	2.987%	10/30/56	66,862	40,252
	Verizon Communications Inc.	3.000%	11/20/60	24,300	14,290
	Verizon Communications Inc.	3.700%	3/22/61	44,288	30,537
	Vodafone Group plc	6.150%	2/27/37	5,649	6,048
	Vodafone Group plc	5.250%	5/30/48	22,436	20,530
	Vodafone Group plc	4.875%	6/19/49	54,919	47,234
	Vodafone Group plc	4.250%	9/17/50	24,100	18,767
	Vodafone Group plc	5.625%	2/10/53	23,136	21,811
	Vodafone Group plc	5.125%	6/19/59	4,063	3,574
	Vodafone Group plc	5.750%	2/10/63	4,750	4,448
	Vodafone Group plc	5.875%	6/28/64	13,030	12,491
	Walt Disney Co.	3.375%	11/15/26	8,849	8,770
	Walt Disney Co.	3.700%	3/23/27	8,620	8,608
	Walt Disney Co.	2.200%	1/13/28	10,094	9,677
	Walt Disney Co.	2.000%	9/1/29	19,930	18,299
	Walt Disney Co.	3.800%	3/22/30	12,165	11,978
	Walt Disney Co.	2.650%	1/13/31	12,568	11,585
	Walt Disney Co.	6.550%	3/15/33	10,358	11,688
	Walt Disney Co.	6.200%	12/15/34	10,548	11,773
	Walt Disney Co.	6.400%	12/15/35	44,209	49,733
	Walt Disney Co.	6.150%	3/1/37	12,843	14,013
	Walt Disney Co.	6.650%	11/15/37	4,300	4,920
	Walt Disney Co.	4.625%	3/23/40	13,095	12,486
	Walt Disney Co.	3.500%	5/13/40	24,135	19,806
	Walt Disney Co.	6.150%	2/15/41	1,344	1,434
	Walt Disney Co.	5.400%	10/1/43	9,995	9,930
	Walt Disney Co.	4.750%	9/15/44	19,333	17,449
	Walt Disney Co.	4.950%	10/15/45	2,816	2,594
	Walt Disney Co.	7.750%	12/1/45	225	283
	Walt Disney Co.	4.750%	11/15/46	8,968	8,069
	Walt Disney Co.	2.750%	9/1/49	26,075	16,401
	Walt Disney Co.	4.700%	3/23/50	800	713
	Walt Disney Co.	3.600%	1/13/51	23,645	17,455
	Walt Disney Co.	3.800%	5/13/60	15,384	11,225
[3]	Warnermedia Holdings Inc.	3.755%	3/15/27	1,640	1,599
[3]	Warnermedia Holdings Inc.	4.054%	3/15/29	2,165	2,016
[3]	Warnermedia Holdings Inc.	4.279%	3/15/32	1,785	1,505
[3]	Warnermedia Holdings Inc.	5.050%	3/15/42	1,060	712
[3]	Warnermedia Holdings Inc.	5.141%	3/15/52	1,905	1,175

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weibo Corp.	3.375%	7/8/30	10,000	9,305
					6,740,114
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	29,815	29,269
[8]	Alibaba Group Holding Ltd.	4.875%	5/26/30	13,180	13,461
	Alibaba Group Holding Ltd.	2.125%	2/9/31	18,691	16,520
	Alibaba Group Holding Ltd.	4.500%	11/28/34	10,111	9,720
[8]	Alibaba Group Holding Ltd.	5.250%	5/26/35	16,550	16,737
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,143	8,952
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,006	8,349
	Alibaba Group Holding Ltd.	4.200%	12/6/47	24,723	19,798
	Alibaba Group Holding Ltd.	3.150%	2/9/51	19,218	12,468
[8]	Alibaba Group Holding Ltd.	5.625%	11/26/54	3,280	3,195
	Alibaba Group Holding Ltd.	4.400%	12/6/57	15,792	12,558
	Alibaba Group Holding Ltd.	3.250%	2/9/61	13,577	8,396
	Amazon.com Inc.	3.300%	4/13/27	25,054	24,772
	Amazon.com Inc.	1.200%	6/3/27	24,133	22,907
	Amazon.com Inc.	3.150%	8/22/27	54,554	53,659
	Amazon.com Inc.	4.550%	12/1/27	14,262	14,453
	Amazon.com Inc.	1.650%	5/12/28	50,232	47,178
	Amazon.com Inc.	3.450%	4/13/29	35,532	34,862
	Amazon.com Inc.	4.650%	12/1/29	18,645	19,067
	Amazon.com Inc.	1.500%	6/3/30	24,455	21,634
	Amazon.com Inc.	2.100%	5/12/31	66,234	58,811
	Amazon.com Inc.	3.600%	4/13/32	10,876	10,408
	Amazon.com Inc.	4.700%	12/1/32	26,908	27,395
	Amazon.com Inc.	4.800%	12/5/34	10,355	10,565
	Amazon.com Inc.	3.875%	8/22/37	67,652	61,170
	Amazon.com Inc.	2.875%	5/12/41	44,019	32,849
	Amazon.com Inc.	4.950%	12/5/44	7,932	7,683
	Amazon.com Inc.	4.050%	8/22/47	35,376	29,235
	Amazon.com Inc.	2.500%	6/3/50	38,753	23,287
	Amazon.com Inc.	3.100%	5/12/51	63,145	42,560
	Amazon.com Inc.	4.250%	8/22/57	22,597	18,513
	Amazon.com Inc.	2.700%	6/3/60	35,085	20,143
	Amazon.com Inc.	3.250%	5/12/61	39,078	25,442
	Amazon.com Inc.	4.100%	4/13/62	8,035	6,276
[3]	American Honda Finance Corp.	5.250%	7/7/26	11,911	12,012
[3]	American Honda Finance Corp.	1.300%	9/9/26	3,619	3,491
[3]	American Honda Finance Corp.	2.300%	9/9/26	9,468	9,245
[3]	American Honda Finance Corp.	4.400%	10/5/26	13,955	13,966
[3]	American Honda Finance Corp.	2.350%	1/8/27	5,893	5,720
	American Honda Finance Corp.	4.900%	3/12/27	17,765	17,925
[3]	American Honda Finance Corp.	4.900%	7/9/27	6,560	6,640
[3]	American Honda Finance Corp.	4.450%	10/22/27	11,685	11,722
	American Honda Finance Corp.	4.550%	3/3/28	9,233	9,279
[3]	American Honda Finance Corp.	2.000%	3/24/28	16,112	15,137
[3]	American Honda Finance Corp.	5.125%	7/7/28	10,692	10,913
	American Honda Finance Corp.	5.650%	11/15/28	7,810	8,110
[3]	American Honda Finance Corp.	2.250%	1/12/29	3,840	3,562
[3]	American Honda Finance Corp.	4.400%	9/5/29	6,845	6,816
	American Honda Finance Corp.	4.800%	3/5/30	8,927	8,998
	American Honda Finance Corp.	4.600%	4/17/30	16,415	16,420
[3]	American Honda Finance Corp.	1.800%	1/13/31	14,007	12,024
[3]	American Honda Finance Corp.	5.050%	7/10/31	15,435	15,639
[3]	American Honda Finance Corp.	4.850%	10/23/31	11,285	11,310
[3]	American Honda Finance Corp.	4.900%	1/10/34	19,372	19,140
	American Honda Finance Corp.	5.200%	3/5/35	9,886	9,834
[3]	American University	3.672%	4/1/49	5,149	3,875
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	2,520	2,484
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	335	334
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	1,495	1,442
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	1,441	1,091
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	3,315	2,841
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	15,024	9,024
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	13,635	9,774
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	14,920	13,371
	AutoNation Inc.	3.800%	11/15/27	8,255	8,127
	AutoNation Inc.	1.950%	8/1/28	3,020	2,801

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoNation Inc.	4.750%	6/1/30	6,604	6,571
	AutoNation Inc.	2.400%	8/1/31	5,522	4,750
	AutoNation Inc.	3.850%	3/1/32	2,020	1,860
	AutoNation Inc.	5.890%	3/15/35	1,334	1,352
	AutoZone Inc.	5.050%	7/15/26	7,252	7,304
	AutoZone Inc.	3.750%	6/1/27	13,439	13,313
	AutoZone Inc.	4.500%	2/1/28	3,295	3,320
	AutoZone Inc.	6.250%	11/1/28	6,968	7,387
	AutoZone Inc.	3.750%	4/18/29	10,719	10,481
	AutoZone Inc.	5.100%	7/15/29	7,200	7,385
	AutoZone Inc.	4.000%	4/15/30	21,572	21,120
	AutoZone Inc.	5.125%	6/15/30	5,500	5,639
	AutoZone Inc.	1.650%	1/15/31	8,661	7,417
	AutoZone Inc.	4.750%	8/1/32	23,179	23,076
	AutoZone Inc.	4.750%	2/1/33	10,170	10,069
	AutoZone Inc.	5.200%	8/1/33	5,570	5,637
	AutoZone Inc.	6.550%	11/1/33	4,591	5,068
	Best Buy Co. Inc.	4.450%	10/1/28	17,200	17,241
	Best Buy Co. Inc.	1.950%	10/1/30	1,768	1,549
	BorgWarner Inc.	2.650%	7/1/27	14,707	14,226
	BorgWarner Inc.	5.400%	8/15/34	2,800	2,833
	BorgWarner Inc.	4.375%	3/15/45	7,265	6,000
[3]	Brown University	2.924%	9/1/50	8,006	5,280
	Brunswick Corp.	5.850%	3/18/29	4,124	4,251
	Brunswick Corp.	2.400%	8/18/31	9,080	7,726
	Brunswick Corp.	4.400%	9/15/32	6,790	6,337
	Brunswick Corp.	5.100%	4/1/52	5,290	4,052
[3]	California Endowment	2.498%	4/1/51	4,184	2,429
	California Institute of Technology	4.321%	8/1/45	2,382	2,038
	California Institute of Technology	4.700%	11/1/11	9,152	7,469
	California Institute of Technology	3.650%	9/1/19	7,040	4,460
[3]	Case Western Reserve University	5.405%	6/1/22	4,265	3,970
	Choice Hotels International Inc.	3.700%	12/1/29	7,090	6,740
	Choice Hotels International Inc.	3.700%	1/15/31	4,710	4,371
	Choice Hotels International Inc.	5.850%	8/1/34	9,105	9,180
	Claremont Mckenna College	3.775%	1/1/22	10,300	6,540
	Cornell University	4.835%	6/15/34	6,525	6,547
	Darden Restaurants Inc.	3.850%	5/1/27	9,010	8,936
	Darden Restaurants Inc.	4.350%	10/15/27	2,354	2,359
	Darden Restaurants Inc.	4.550%	10/15/29	5,065	5,054
	Darden Restaurants Inc.	6.300%	10/10/33	1,102	1,181
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,289
	Dick's Sporting Goods Inc.	3.150%	1/15/32	1,371	1,230
	Dick's Sporting Goods Inc.	4.100%	1/15/52	8,720	6,220
	DR Horton Inc.	1.400%	10/15/27	4,917	4,624
	DR Horton Inc.	4.850%	10/15/30	18,050	18,211
	DR Horton Inc.	5.500%	10/15/35	16,970	17,279
[3]	Duke University	2.682%	10/1/44	11,133	7,912
[3]	Duke University	2.757%	10/1/50	4,780	3,035
[3]	Duke University	2.832%	10/1/55	14,138	8,633
	eBay Inc.	3.600%	6/5/27	14,456	14,299
	eBay Inc.	2.700%	3/11/30	20,173	18,698
	eBay Inc.	2.600%	5/10/31	13,433	12,052
	eBay Inc.	4.000%	7/15/42	10,947	8,880
	eBay Inc.	3.650%	5/10/51	14,755	10,686
[3]	Emory University	2.143%	9/1/30	7,500	6,750
[3]	Emory University	2.969%	9/1/50	8,867	5,773
	Ferguson Enterprises Inc.	5.000%	10/3/34	9,915	9,838
[3]	Ford Foundation	2.415%	6/1/50	5,830	3,424
[3]	Ford Foundation	2.815%	6/1/70	14,915	8,311
	Ford Motor Co.	4.346%	12/8/26	3,427	3,405
	Ford Motor Co.	9.625%	4/22/30	1,657	1,907
	Ford Motor Co.	7.450%	7/16/31	1,812	1,964
	Ford Motor Co.	3.250%	2/12/32	35,005	29,516
	Ford Motor Co.	6.100%	8/19/32	1,767	1,764
	Ford Motor Co.	4.750%	1/15/43	34,439	26,492
	Ford Motor Co.	7.400%	11/1/46	2,428	2,492
	Ford Motor Credit Co. LLC	4.542%	8/1/26	3,473	3,449
	Ford Motor Credit Co. LLC	5.125%	11/5/26	22,170	22,125
	Ford Motor Credit Co. LLC	4.271%	1/9/27	13,237	13,019

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	5.800%	3/5/27	1,040	1,048
Ford Motor Credit Co. LLC	5.850%	5/17/27	12,719	12,819
Ford Motor Credit Co. LLC	4.950%	5/28/27	15,390	15,292
Ford Motor Credit Co. LLC	4.125%	8/17/27	15,217	14,868
Ford Motor Credit Co. LLC	3.815%	11/2/27	11,742	11,334
Ford Motor Credit Co. LLC	7.350%	11/4/27	9,794	10,171
Ford Motor Credit Co. LLC	2.900%	2/16/28	6,978	6,544
Ford Motor Credit Co. LLC	6.800%	5/12/28	9,710	10,037
Ford Motor Credit Co. LLC	6.798%	11/7/28	26,948	27,924
Ford Motor Credit Co. LLC	2.900%	2/10/29	5,586	5,079
Ford Motor Credit Co. LLC	5.800%	3/8/29	13,605	13,637
Ford Motor Credit Co. LLC	5.113%	5/3/29	30,126	29,460
Ford Motor Credit Co. LLC	5.303%	9/6/29	36,054	35,414
Ford Motor Credit Co. LLC	5.875%	11/7/29	26,045	26,127
Ford Motor Credit Co. LLC	7.350%	3/6/30	17,775	18,758
Ford Motor Credit Co. LLC	7.200%	6/10/30	12,798	13,461
Ford Motor Credit Co. LLC	4.000%	11/13/30	39,496	36,039
Ford Motor Credit Co. LLC	6.050%	3/5/31	11,279	11,257
Ford Motor Credit Co. LLC	3.625%	6/17/31	14,093	12,409
Ford Motor Credit Co. LLC	6.054%	11/5/31	75,938	75,550
Ford Motor Credit Co. LLC	6.532%	3/19/32	3,810	3,867
Ford Motor Credit Co. LLC	7.122%	11/7/33	30,994	32,159
Ford Motor Credit Co. LLC	6.125%	3/8/34	11,695	11,379
Ford Motor Credit Co. LLC	6.500%	2/7/35	8,149	8,142
Fortune Brands Innovations Inc.	3.250%	9/15/29	13,455	12,751
Fortune Brands Innovations Inc.	4.000%	3/25/32	3,475	3,263
Fortune Brands Innovations Inc.	5.875%	6/1/33	9,465	9,921
Fortune Brands Innovations Inc.	4.500%	3/25/52	4,311	3,446
General Motors Co.	5.350%	4/15/28	6,550	6,650
General Motors Co.	5.000%	10/1/28	8,789	8,869
General Motors Co.	5.400%	10/15/29	2,887	2,947
General Motors Co.	5.625%	4/15/30	13,275	13,572
General Motors Co.	5.600%	10/15/32	2,946	2,993
General Motors Co.	5.000%	4/1/35	22,043	20,791
General Motors Co.	6.250%	4/15/35	10,250	10,545
General Motors Co.	6.600%	4/1/36	19,196	20,296
General Motors Co.	5.150%	4/1/38	12,434	11,539
General Motors Co.	6.250%	10/2/43	27,390	26,854
General Motors Co.	5.200%	4/1/45	15,876	13,610
General Motors Co.	6.750%	4/1/46	12,950	13,249
General Motors Co.	5.400%	4/1/48	10,473	9,112
General Motors Financial Co. Inc.	4.000%	10/6/26	27,077	26,885
General Motors Financial Co. Inc.	4.350%	1/17/27	26,478	26,324
General Motors Financial Co. Inc.	5.000%	4/9/27	6,484	6,524
General Motors Financial Co. Inc.	5.400%	5/8/27	9,665	9,807
General Motors Financial Co. Inc.	5.000%	7/15/27	3,595	3,616
General Motors Financial Co. Inc.	5.350%	7/15/27	7,981	8,098
General Motors Financial Co. Inc.	2.700%	8/20/27	9,907	9,514
General Motors Financial Co. Inc.	3.850%	1/5/28	9,507	9,307
General Motors Financial Co. Inc.	5.050%	4/4/28	5,116	5,155
General Motors Financial Co. Inc.	2.400%	4/10/28	17,700	16,640
General Motors Financial Co. Inc.	5.800%	6/23/28	18,649	19,214
General Motors Financial Co. Inc.	2.400%	10/15/28	788	733
General Motors Financial Co. Inc.	5.800%	1/7/29	4,507	4,643
General Motors Financial Co. Inc.	4.300%	4/6/29	14,478	14,159
General Motors Financial Co. Inc.	5.550%	7/15/29	44,315	45,262
General Motors Financial Co. Inc.	4.900%	10/6/29	12,150	12,135
General Motors Financial Co. Inc.	5.350%	1/7/30	44,970	45,495
General Motors Financial Co. Inc.	5.850%	4/6/30	221	228
General Motors Financial Co. Inc.	3.600%	6/21/30	17,720	16,577
General Motors Financial Co. Inc.	5.450%	7/15/30	5,700	5,782
General Motors Financial Co. Inc.	2.350%	1/8/31	9,973	8,635
General Motors Financial Co. Inc.	5.750%	2/8/31	11,332	11,643
General Motors Financial Co. Inc.	2.700%	6/10/31	15,548	13,595
General Motors Financial Co. Inc.	5.600%	6/18/31	13,526	13,797
General Motors Financial Co. Inc.	3.100%	1/12/32	1,063	933
General Motors Financial Co. Inc.	5.625%	4/4/32	4,111	4,156
General Motors Financial Co. Inc.	6.400%	1/9/33	7,140	7,515
General Motors Financial Co. Inc.	6.100%	1/7/34	14,769	15,205
General Motors Financial Co. Inc.	5.950%	4/4/34	15,655	15,882

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.450%	9/6/34	1,793	1,753
	General Motors Financial Co. Inc.	5.900%	1/7/35	30,379	30,514
	General Motors Financial Co. Inc.	6.150%	7/15/35	13,275	13,559
	Genuine Parts Co.	6.500%	11/1/28	5,065	5,378
	Genuine Parts Co.	4.950%	8/15/29	17,771	18,049
	Genuine Parts Co.	1.875%	11/1/30	6,860	5,932
	Genuine Parts Co.	6.875%	11/1/33	7,760	8,636
[3]	George Washington University	4.300%	9/15/44	7,110	6,013
	George Washington University	4.868%	9/15/45	8,009	7,259
[3]	George Washington University	4.126%	9/15/48	13,377	10,681
[3]	Georgetown University	4.315%	4/1/49	10,010	8,268
[3]	Georgetown University	2.943%	4/1/50	9,608	6,191
	Georgetown University	5.115%	4/1/53	4,155	3,827
[3]	Georgetown University	5.215%	10/1/18	3,932	3,462
	GXO Logistics Inc.	1.650%	7/15/26	6,574	6,357
	GXO Logistics Inc.	6.250%	5/6/29	6,044	6,315
	GXO Logistics Inc.	2.650%	7/15/31	9,670	8,416
	GXO Logistics Inc.	6.500%	5/6/34	7,970	8,322
	Harley-Davidson Inc.	4.625%	7/28/45	15,335	12,355
	Hasbro Inc.	3.550%	11/19/26	8,822	8,705
	Hasbro Inc.	3.500%	9/15/27	9,556	9,339
	Hasbro Inc.	3.900%	11/19/29	12,459	12,009
	Hasbro Inc.	6.350%	3/15/40	7,359	7,543
	Hasbro Inc.	5.100%	5/15/44	3,987	3,459
	Home Depot Inc.	2.125%	9/15/26	3,829	3,741
	Home Depot Inc.	4.950%	9/30/26	9,540	9,632
	Home Depot Inc.	2.500%	4/15/27	21,025	20,465
	Home Depot Inc.	2.800%	9/14/27	24,904	24,271
	Home Depot Inc.	0.900%	3/15/28	2,468	2,276
	Home Depot Inc.	1.500%	9/15/28	6,553	6,062
	Home Depot Inc.	3.900%	12/6/28	6,183	6,164
	Home Depot Inc.	4.900%	4/15/29	1,325	1,360
	Home Depot Inc.	2.950%	6/15/29	27,867	26,664
	Home Depot Inc.	4.750%	6/25/29	17,039	17,396
	Home Depot Inc.	2.700%	4/15/30	29,444	27,503
	Home Depot Inc.	1.375%	3/15/31	17,922	15,206
	Home Depot Inc.	4.850%	6/25/31	11,575	11,874
	Home Depot Inc.	1.875%	9/15/31	15,370	13,245
	Home Depot Inc.	3.250%	4/15/32	38,567	35,710
	Home Depot Inc.	4.500%	9/15/32	14,074	14,133
	Home Depot Inc.	4.950%	6/25/34	22,500	22,761
	Home Depot Inc.	5.875%	12/16/36	63,036	67,596
	Home Depot Inc.	3.300%	4/15/40	26,076	20,815
	Home Depot Inc.	5.400%	9/15/40	13,827	14,024
	Home Depot Inc.	5.950%	4/1/41	2,642	2,789
	Home Depot Inc.	4.200%	4/1/43	9,322	7,951
	Home Depot Inc.	4.875%	2/15/44	2,239	2,067
	Home Depot Inc.	4.400%	3/15/45	3,139	2,703
	Home Depot Inc.	4.250%	4/1/46	12,983	10,869
	Home Depot Inc.	3.900%	6/15/47	20,322	15,992
	Home Depot Inc.	4.500%	12/6/48	3,664	3,141
	Home Depot Inc.	3.125%	12/15/49	32,100	21,596
	Home Depot Inc.	3.350%	4/15/50	33,574	23,550
	Home Depot Inc.	2.375%	3/15/51	5,055	2,851
	Home Depot Inc.	2.750%	9/15/51	12,442	7,618
	Home Depot Inc.	3.625%	4/15/52	45,351	32,990
	Home Depot Inc.	4.950%	9/15/52	12,469	11,329
	Home Depot Inc.	5.300%	6/25/54	13,109	12,579
	Home Depot Inc.	3.500%	9/15/56	14,510	10,088
	Home Depot Inc.	5.400%	6/25/64	1,599	1,527
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,768	3,657
[6]	Honda Motor Co. Ltd.	4.436%	7/8/28	21,900	21,926
[6]	Honda Motor Co. Ltd.	4.688%	7/8/30	17,200	17,228
	Honda Motor Co. Ltd.	2.967%	3/10/32	14,756	13,211
[6]	Honda Motor Co. Ltd.	5.337%	7/8/35	14,500	14,539
[3]	Howard University	5.209%	10/1/52	4,440	3,875
	Hyatt Hotels Corp.	5.750%	1/30/27	7,217	7,366
	Hyatt Hotels Corp.	5.050%	3/30/28	3,950	3,993
	Hyatt Hotels Corp.	4.375%	9/15/28	12,538	12,495
	Hyatt Hotels Corp.	5.250%	6/30/29	7,045	7,167

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	5.750%	4/23/30	25,115	25,975
	Hyatt Hotels Corp.	5.375%	12/15/31	10,445	10,611
	Hyatt Hotels Corp.	5.750%	3/30/32	3,175	3,260
	Hyatt Hotels Corp.	5.500%	6/30/34	7,240	7,248
	JD.com Inc.	3.375%	1/14/30	10,156	9,720
	JD.com Inc.	4.125%	1/14/50	3,885	3,058
[3]	Johns Hopkins University	4.705%	7/1/32	6,935	7,010
[3]	Johns Hopkins University	4.083%	7/1/53	6,014	4,804
[3]	Johns Hopkins University	2.813%	1/1/60	11,702	6,904
	Las Vegas Sands Corp.	5.900%	6/1/27	15,010	15,326
	Las Vegas Sands Corp.	5.625%	6/15/28	3,325	3,392
	Las Vegas Sands Corp.	3.900%	8/8/29	5,482	5,216
	Las Vegas Sands Corp.	6.000%	8/15/29	11,887	12,212
	Las Vegas Sands Corp.	6.000%	6/14/30	5,675	5,853
	Las Vegas Sands Corp.	6.200%	8/15/34	12,416	12,684
	Lear Corp.	3.800%	9/15/27	5,231	5,153
	Lear Corp.	4.250%	5/15/29	10,799	10,612
	Lear Corp.	3.500%	5/30/30	7,500	7,075
	Lear Corp.	2.600%	1/15/32	4,478	3,867
	Lear Corp.	5.250%	5/15/49	14,731	12,669
	Lear Corp.	3.550%	1/15/52	3,680	2,354
	Leggett & Platt Inc.	3.500%	11/15/27	14,220	13,798
	Leggett & Platt Inc.	4.400%	3/15/29	7,365	7,168
	Leggett & Platt Inc.	3.500%	11/15/51	4,920	3,135
	Leland Stanford Junior University	1.289%	6/1/27	5,418	5,172
	Leland Stanford Junior University	4.679%	3/1/35	4,300	4,286
	Leland Stanford Junior University	3.647%	5/1/48	13,431	10,324
	Leland Stanford Junior University	2.413%	6/1/50	9,166	5,436
	Lennar Corp.	5.000%	6/15/27	5,442	5,480
	Lennar Corp.	4.750%	11/29/27	18,349	18,478
	Lennar Corp.	5.200%	7/30/30	5,125	5,222
	Lowe's Cos. Inc.	3.350%	4/1/27	10,341	10,186
	Lowe's Cos. Inc.	3.100%	5/3/27	17,915	17,563
	Lowe's Cos. Inc.	1.300%	4/15/28	7,919	7,330
	Lowe's Cos. Inc.	1.700%	9/15/28	18,157	16,799
	Lowe's Cos. Inc.	6.500%	3/15/29	3,490	3,743
	Lowe's Cos. Inc.	3.650%	4/5/29	10,674	10,423
	Lowe's Cos. Inc.	4.500%	4/15/30	15,738	15,854
	Lowe's Cos. Inc.	1.700%	10/15/30	10,447	9,099
	Lowe's Cos. Inc.	2.625%	4/1/31	31,219	28,160
	Lowe's Cos. Inc.	3.750%	4/1/32	31,995	30,167
	Lowe's Cos. Inc.	5.000%	4/15/33	4,215	4,257
	Lowe's Cos. Inc.	5.150%	7/1/33	27,500	28,065
	Lowe's Cos. Inc.	5.000%	4/15/40	12,158	11,474
	Lowe's Cos. Inc.	2.800%	9/15/41	3,815	2,665
	Lowe's Cos. Inc.	3.700%	4/15/46	6,318	4,701
	Lowe's Cos. Inc.	4.050%	5/3/47	18,207	14,168
	Lowe's Cos. Inc.	4.550%	4/5/49	30,554	25,124
	Lowe's Cos. Inc.	5.125%	4/15/50	8,370	7,460
	Lowe's Cos. Inc.	3.000%	10/15/50	19,710	12,320
	Lowe's Cos. Inc.	3.500%	4/1/51	11,287	7,736
	Lowe's Cos. Inc.	4.250%	4/1/52	7,737	6,054
	Lowe's Cos. Inc.	5.625%	4/15/53	7,537	7,252
	Lowe's Cos. Inc.	5.750%	7/1/53	7,905	7,731
	Lowe's Cos. Inc.	4.450%	4/1/62	34,795	27,001
	Lowe's Cos. Inc.	5.800%	9/15/62	1,955	1,891
	Lowe's Cos. Inc.	5.850%	4/1/63	4,225	4,118
	Magna International Inc.	5.050%	3/14/29	10,295	10,504
	Magna International Inc.	2.450%	6/15/30	8,304	7,526
	Magna International Inc.	5.500%	3/21/33	7,405	7,588
	Magna International Inc.	5.875%	6/1/35	3,900	3,998
[3]	Marriott International Inc.	4.000%	4/15/28	12,191	12,078
	Marriott International Inc.	5.550%	10/15/28	15,631	16,209
[3]	Marriott International Inc.	4.650%	12/1/28	4,570	4,602
	Marriott International Inc.	4.875%	5/15/29	7,945	8,059
	Marriott International Inc.	4.800%	3/15/30	7,750	7,826
[3]	Marriott International Inc.	4.625%	6/15/30	23,334	23,410
[3]	Marriott International Inc.	2.850%	4/15/31	22,273	20,229
[3]	Marriott International Inc.	3.500%	10/15/32	11,705	10,643
[3]	Marriott International Inc.	2.750%	10/15/33	9,810	8,345

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	5.300%	5/15/34	8,205	8,303
	Marriott International Inc.	5.350%	3/15/35	14,265	14,383
	Marriott International Inc.	5.500%	4/15/37	7,163	7,164
	Masco Corp.	3.500%	11/15/27	7,167	7,014
	Masco Corp.	1.500%	2/15/28	8,670	8,047
	Masco Corp.	2.000%	10/1/30	4,081	3,539
	Masco Corp.	2.000%	2/15/31	8,653	7,442
	Masco Corp.	4.500%	5/15/47	7,270	5,900
	Masco Corp.	3.125%	2/15/51	1,054	658
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	6,523	5,938
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	8,607	5,780
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	7,652	4,333
	Massachusetts Institute of Technology	3.067%	4/1/52	8,035	5,391
	Massachusetts Institute of Technology	5.618%	6/1/55	4,480	4,608
	Massachusetts Institute of Technology	5.600%	7/1/11	11,126	11,146
	Massachusetts Institute of Technology	4.678%	7/1/14	7,636	6,336
	Massachusetts Institute of Technology	3.885%	7/1/16	6,855	4,736
	Mattel Inc.	5.450%	11/1/41	4,100	3,649
[3]	McDonald's Corp.	3.500%	3/1/27	16,114	15,934
[3]	McDonald's Corp.	3.500%	7/1/27	8,420	8,316
[3]	McDonald's Corp.	3.800%	4/1/28	23,006	22,812
	McDonald's Corp.	4.800%	8/14/28	13,205	13,449
[3]	McDonald's Corp.	5.000%	5/17/29	8,234	8,459
[3]	McDonald's Corp.	2.625%	9/1/29	17,328	16,277
[3]	McDonald's Corp.	2.125%	3/1/30	16,182	14,689
	McDonald's Corp.	4.600%	5/15/30	2,827	2,858
[3]	McDonald's Corp.	3.600%	7/1/30	19,223	18,597
[3]	McDonald's Corp.	4.600%	9/9/32	5,080	5,087
	McDonald's Corp.	4.950%	8/14/33	17,430	17,758
	McDonald's Corp.	4.950%	3/3/35	41,896	41,860
[3]	McDonald's Corp.	4.700%	12/9/35	19,476	19,002
[3]	McDonald's Corp.	6.300%	10/15/37	1,616	1,769
[3]	McDonald's Corp.	6.300%	3/1/38	10,529	11,505
[3]	McDonald's Corp.	5.700%	2/1/39	10,320	10,697
[3]	McDonald's Corp.	4.875%	7/15/40	2,361	2,226
[3]	McDonald's Corp.	3.700%	2/15/42	7,759	6,140
[3]	McDonald's Corp.	3.625%	5/1/43	4,719	3,640
[3]	McDonald's Corp.	4.600%	5/26/45	11,968	10,389
[3]	McDonald's Corp.	4.875%	12/9/45	23,239	20,952
[3]	McDonald's Corp.	4.450%	3/1/47	13,564	11,464
[3]	McDonald's Corp.	4.450%	9/1/48	5,276	4,412
[3]	McDonald's Corp.	4.200%	4/1/50	13,590	10,800
[3]	McDonald's Corp.	5.150%	9/9/52	8,260	7,569
	McDonald's Corp.	5.450%	8/14/53	1,335	1,282
	MDC Holdings Inc.	2.500%	1/15/31	1,163	1,020
	MDC Holdings Inc.	6.000%	1/15/43	12,356	11,140
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	10,952	13,021
[8]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,654
	Meritage Homes Corp.	5.650%	3/15/35	3,082	3,093
	Mohawk Industries Inc.	5.850%	9/18/28	6,620	6,890
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	6,261
	NIKE Inc.	2.375%	11/1/26	8,997	8,806
	NIKE Inc.	2.750%	3/27/27	8,585	8,398
	NIKE Inc.	2.850%	3/27/30	29,056	27,372
	NIKE Inc.	3.250%	3/27/40	12,210	9,725
	NIKE Inc.	3.625%	5/1/43	2,842	2,259
	NIKE Inc.	3.875%	11/1/45	4,044	3,223
	NIKE Inc.	3.375%	11/1/46	2,555	1,847
	NIKE Inc.	3.375%	3/27/50	21,784	15,427
[3]	Northeastern University	2.894%	10/1/50	4,075	2,653
	Northwestern University	4.940%	12/1/35	9,290	9,366
[3]	Northwestern University	4.643%	12/1/44	13,981	13,049
[3]	Northwestern University	2.640%	12/1/50	5,813	3,594
[3]	Northwestern University	3.662%	12/1/57	8,287	5,934
	NVR Inc.	3.000%	5/15/30	11,635	10,832
	O'Reilly Automotive Inc.	5.750%	11/20/26	4,645	4,730
	O'Reilly Automotive Inc.	3.600%	9/1/27	21,894	21,606
	O'Reilly Automotive Inc.	4.350%	6/1/28	5,233	5,248
	O'Reilly Automotive Inc.	3.900%	6/1/29	15,665	15,389
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,231	8,147

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,785	4,114
	O'Reilly Automotive Inc.	4.700%	6/15/32	7,037	6,993
	O'Reilly Automotive Inc.	5.000%	8/19/34	7,625	7,573
	Owens Corning	3.400%	8/15/26	5,255	5,198
	Owens Corning	5.500%	6/15/27	3,530	3,608
	Owens Corning	3.950%	8/15/29	5,545	5,432
	Owens Corning	3.875%	6/1/30	5,000	4,830
	Owens Corning	5.700%	6/15/34	10,370	10,768
	Owens Corning	7.000%	12/1/36	2,268	2,547
	Owens Corning	4.300%	7/15/47	9,845	7,936
	Owens Corning	4.400%	1/30/48	5,315	4,339
	Owens Corning	5.950%	6/15/54	11,330	11,442
[3]	President & Fellows of Harvard College	4.609%	2/15/35	8,130	8,061
	President & Fellows of Harvard College	4.875%	10/15/40	6,312	6,100
	President & Fellows of Harvard College	3.150%	7/15/46	11,582	8,298
	President & Fellows of Harvard College	2.517%	10/15/50	13,570	8,243
	President & Fellows of Harvard College	3.745%	11/15/52	7,663	5,871
	President & Fellows of Harvard College	3.300%	7/15/56	14,564	9,953
	PulteGroup Inc.	5.000%	1/15/27	7,152	7,203
	PulteGroup Inc.	7.875%	6/15/32	1,939	2,251
	PulteGroup Inc.	6.375%	5/15/33	8,056	8,637
	PulteGroup Inc.	6.000%	2/15/35	2,232	2,336
	PVH Corp.	5.500%	6/13/30	18,250	18,380
	Ralph Lauren Corp.	2.950%	6/15/30	10,997	10,280
	Ralph Lauren Corp.	5.000%	6/15/32	15,050	15,281
[3]	Rockefeller Foundation	2.492%	10/1/50	17,989	10,704
	Rollins Inc.	5.250%	2/24/35	3,026	3,036
	Ross Stores Inc.	1.875%	4/15/31	8,065	6,912
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	4,587	4,847
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,313	8,097
	Sands China Ltd.	2.300%	3/8/27	8,794	8,435
	Sands China Ltd.	5.400%	8/8/28	23,045	23,223
	Sands China Ltd.	2.850%	3/8/29	8,805	8,084
	Sands China Ltd.	4.375%	6/18/30	10,986	10,503
	Sands China Ltd.	3.250%	8/8/31	6,721	5,928
	Snap-on Inc.	3.250%	3/1/27	3,497	3,446
	Snap-on Inc.	4.100%	3/1/48	5,219	4,206
	Snap-on Inc.	3.100%	5/1/50	8,266	5,564
	Stanley Black & Decker Inc.	4.250%	11/15/28	3,848	3,824
	Stanley Black & Decker Inc.	2.300%	3/15/30	24,645	22,067
	Stanley Black & Decker Inc.	5.200%	9/1/40	8,940	8,502
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,630	5,573
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,240	1,275
	Starbucks Corp.	2.000%	3/12/27	5,430	5,229
	Starbucks Corp.	4.500%	5/15/28	6,905	6,940
	Starbucks Corp.	3.550%	8/15/29	11,750	11,429
	Starbucks Corp.	2.250%	3/12/30	16,676	15,121
	Starbucks Corp.	4.800%	5/15/30	6,680	6,763
	Starbucks Corp.	2.550%	11/15/30	31,134	28,227
	Starbucks Corp.	4.900%	2/15/31	5,895	6,018
	Starbucks Corp.	3.000%	2/14/32	5,985	5,413
	Starbucks Corp.	4.800%	2/15/33	13,855	13,868
	Starbucks Corp.	5.000%	2/15/34	3,759	3,781
	Starbucks Corp.	5.400%	5/15/35	7,180	7,312
	Starbucks Corp.	4.300%	6/15/45	8,079	6,560
	Starbucks Corp.	3.750%	12/1/47	5,770	4,260
	Starbucks Corp.	4.500%	11/15/48	11,076	9,200
	Starbucks Corp.	4.450%	8/15/49	1,545	1,269
	Starbucks Corp.	3.350%	3/12/50	930	627
	Starbucks Corp.	3.500%	11/15/50	7,542	5,253
[3]	Tapestry Inc.	4.125%	7/15/27	3,080	3,060
	Tapestry Inc.	5.100%	3/11/30	11,867	12,022
	Tapestry Inc.	3.050%	3/15/32	1,505	1,341
	Tapestry Inc.	5.500%	3/11/35	12,344	12,390
	Thomas Jefferson University	3.847%	11/1/57	6,783	4,702
	TJX Cos. Inc.	2.250%	9/15/26	22,995	22,522
	TJX Cos. Inc.	1.150%	5/15/28	6,910	6,386
	TJX Cos. Inc.	3.875%	4/15/30	10,166	10,027
	TJX Cos. Inc.	1.600%	5/15/31	6,350	5,477
	TJX Cos. Inc.	4.500%	4/15/50	6,376	5,562

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toll Brothers Finance Corp.	4.875%	3/15/27	880	883
	Toll Brothers Finance Corp.	4.350%	2/15/28	15,660	15,584
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,660	5,493
	Toll Brothers Finance Corp.	5.600%	6/15/35	7,400	7,459
	Toyota Motor Corp.	5.275%	7/13/26	4,329	4,371
	Toyota Motor Corp.	4.186%	6/30/27	8,100	8,115
	Toyota Motor Corp.	5.118%	7/13/28	6,778	6,965
	Toyota Motor Corp.	3.669%	7/20/28	2,713	2,690
	Toyota Motor Corp.	2.760%	7/2/29	12,302	11,648
	Toyota Motor Corp.	4.450%	6/30/30	9,550	9,590
	Toyota Motor Corp.	5.123%	7/13/33	2,560	2,632
	Toyota Motor Corp.	5.053%	6/30/35	9,950	10,037
	Toyota Motor Credit Corp.	4.550%	8/7/26	11,245	11,285
[3]	Toyota Motor Credit Corp.	5.000%	8/14/26	8,885	8,960
	Toyota Motor Credit Corp.	5.400%	11/20/26	12,900	13,107
	Toyota Motor Credit Corp.	4.600%	1/8/27	16,525	16,647
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,703	13,514
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,425	4,277
[3]	Toyota Motor Credit Corp.	5.000%	3/19/27	12,055	12,230
	Toyota Motor Credit Corp.	4.500%	5/14/27	13,900	13,994
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,249	8,696
[3]	Toyota Motor Credit Corp.	4.350%	10/8/27	7,965	7,998
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,308	6,491
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	8,291	8,071
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	9,668	9,112
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	12,012	12,395
[3]	Toyota Motor Credit Corp.	4.650%	1/5/29	8,647	8,755
	Toyota Motor Credit Corp.	3.650%	1/8/29	12,960	12,711
	Toyota Motor Credit Corp.	5.050%	5/16/29	7,085	7,280
[3]	Toyota Motor Credit Corp.	4.450%	6/29/29	7,542	7,593
	Toyota Motor Credit Corp.	4.550%	8/9/29	319	322
	Toyota Motor Credit Corp.	4.950%	1/9/30	16,870	17,257
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	16,107	14,640
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	20,358	19,461
	Toyota Motor Credit Corp.	4.800%	5/15/30	10,900	11,070
[3]	Toyota Motor Credit Corp.	4.550%	5/17/30	20,113	20,238
	Toyota Motor Credit Corp.	5.550%	11/20/30	14,350	15,108
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	8,485	7,318
	Toyota Motor Credit Corp.	5.100%	3/21/31	22,591	23,207
	Toyota Motor Credit Corp.	1.900%	9/12/31	22,184	19,030
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	20,265	20,293
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,025	3,517
	Toyota Motor Credit Corp.	4.700%	1/12/33	3,395	3,405
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	7,731	7,725
	Toyota Motor Credit Corp.	5.350%	1/9/35	17,405	17,858
	Tractor Supply Co.	1.750%	11/1/30	7,864	6,815
	Tractor Supply Co.	5.250%	5/15/33	6,255	6,377
[3]	Trustees of Boston College	3.129%	7/1/52	5,433	3,672
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	4,125	3,948
	Trustees of Princeton University	5.700%	3/1/39	10,060	10,709
[3]	Trustees of Princeton University	2.516%	7/1/50	20,575	12,665
	Trustees of Princeton University	4.201%	3/1/52	9,775	8,186
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,311	3,647
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,392	3,600
	Trustees of the University of Pennsylvania	3.610%	2/15/19	3,879	2,464
[3]	University of Chicago	2.761%	4/1/45	6,363	4,928
[3]	University of Chicago	2.547%	4/1/50	10,959	7,016
	University of Chicago	3.000%	10/1/52	130	86
[3]	University of Chicago	4.003%	10/1/53	11,284	8,881
[3]	University of Miami	4.063%	4/1/52	8,150	6,338
[3]	University of Notre Dame du Lac	3.438%	2/15/45	21,835	16,778
[3]	University of Notre Dame du Lac	3.394%	2/15/48	11,724	8,661
[3]	University of Southern California	3.028%	10/1/39	12,755	10,232
[3]	University of Southern California	3.841%	10/1/47	18,940	14,935
	University of Southern California	2.805%	10/1/50	8,447	5,346
[3]	University of Southern California	2.945%	10/1/51	9,515	6,118
	University of Southern California	4.976%	10/1/53	6,295	5,804
	University of Southern California	5.250%	10/1/11	3,523	3,261
[3]	University of Southern California	3.226%	10/1/20	2,549	1,460
[3]	Washington University	3.524%	4/15/54	15,428	11,053

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington University	4.349%	4/15/22	6,820	5,221
[3]	William Marsh Rice University	3.574%	5/15/45	12,743	10,017
[3]	William Marsh Rice University	3.774%	5/15/55	4,445	3,364
[3]	Yale University	1.482%	4/15/30	12,477	11,051
[3]	Yale University	2.402%	4/15/50	11,127	6,616
					6,061,927
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	5,497	5,966
	Altria Group Inc.	2.625%	9/16/26	19,609	19,224
	Altria Group Inc.	4.875%	2/4/28	1,400	1,419
	Altria Group Inc.	4.800%	2/14/29	26,396	26,698
	Altria Group Inc.	3.400%	5/6/30	7,565	7,187
	Altria Group Inc.	2.450%	2/4/32	20,911	18,038
	Altria Group Inc.	5.625%	2/6/35	7,085	7,227
	Altria Group Inc.	5.800%	2/14/39	23,260	23,561
	Altria Group Inc.	3.400%	2/4/41	37,870	28,076
	Altria Group Inc.	4.250%	8/9/42	9,957	8,108
	Altria Group Inc.	4.500%	5/2/43	19,610	16,338
	Altria Group Inc.	3.875%	9/16/46	32,323	23,863
	Altria Group Inc.	5.950%	2/14/49	22,798	22,680
	Altria Group Inc.	4.450%	5/6/50	15,555	12,206
	Altria Group Inc.	3.700%	2/4/51	14,740	10,200
	Altria Group Inc.	6.200%	2/14/59	3,245	3,255
	Altria Group Inc.	4.000%	2/4/61	400	282
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	81,547	79,566
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	140,662	128,846
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	25,702	25,053
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	37,660	34,308
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	69,968	71,204
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	31,443	30,341
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	11,155	11,474
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	11,120	11,355
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	3,432	3,688
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,574	16,039
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	22,456	22,830
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	6,711	8,484
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,746	13,917
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,902	23,687
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	48,130	47,833
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	19,748	20,228
	Archer-Daniels-Midland Co.	2.500%	8/11/26	16,048	15,759
	Archer-Daniels-Midland Co.	3.250%	3/27/30	12,037	11,492
	Archer-Daniels-Midland Co.	2.900%	3/1/32	18,672	16,843
	Archer-Daniels-Midland Co.	5.935%	10/1/32	5,027	5,452
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,223	1,199
	Archer-Daniels-Midland Co.	5.375%	9/15/35	4,678	4,863
	Archer-Daniels-Midland Co.	3.750%	9/15/47	4,680	3,523
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,480	4,678
	Archer-Daniels-Midland Co.	2.700%	9/15/51	9,530	5,790
	Avery Dennison Corp.	4.875%	12/6/28	7,184	7,293
	Avery Dennison Corp.	2.650%	4/30/30	10,774	9,890
	Avery Dennison Corp.	5.750%	3/15/33	8,045	8,394
	BAT Capital Corp.	3.215%	9/6/26	21,051	20,759
	BAT Capital Corp.	4.700%	4/2/27	14,813	14,885
	BAT Capital Corp.	3.557%	8/15/27	14,226	13,995
	BAT Capital Corp.	2.259%	3/25/28	31,845	30,126
	BAT Capital Corp.	3.462%	9/6/29	11,550	11,099
	BAT Capital Corp.	4.906%	4/2/30	20,035	20,303
	BAT Capital Corp.	6.343%	8/2/30	7,865	8,473
	BAT Capital Corp.	5.834%	2/20/31	13,710	14,424
	BAT Capital Corp.	2.726%	3/25/31	18,345	16,530
	BAT Capital Corp.	4.742%	3/16/32	13,735	13,632
	BAT Capital Corp.	5.350%	8/15/32	13,372	13,678
	BAT Capital Corp.	7.750%	10/19/32	10,170	11,744
	BAT Capital Corp.	6.421%	8/2/33	19,245	20,947
	BAT Capital Corp.	6.000%	2/20/34	11,619	12,244
	BAT Capital Corp.	5.625%	8/15/35	15,610	15,871
	BAT Capital Corp.	4.390%	8/15/37	32,793	29,338
	BAT Capital Corp.	7.079%	8/2/43	9,745	10,753

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.540%	8/15/47	18,457	14,912
	BAT Capital Corp.	4.758%	9/6/49	6,916	5,700
	BAT Capital Corp.	5.282%	4/2/50	12,411	10,969
	BAT Capital Corp.	5.650%	3/16/52	7,680	7,154
	BAT Capital Corp.	7.081%	8/2/53	12,916	14,386
	BAT Capital Corp.	6.250%	8/15/55	8,035	8,129
	BAT International Finance plc	4.448%	3/16/28	12,072	12,096
	BAT International Finance plc	5.931%	2/2/29	13,623	14,297
	Brown-Forman Corp.	4.750%	4/15/33	13,465	13,496
	Brown-Forman Corp.	4.000%	4/15/38	2,985	2,625
	Brown-Forman Corp.	4.500%	7/15/45	6,227	5,368
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,802	11,658
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,046	8,965
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	6,786	6,748
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	7,574	7,491
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,977	11,743
	Campbell's Co.	5.200%	3/19/27	7,407	7,516
	Campbell's Co.	4.150%	3/15/28	22,407	22,317
	Campbell's Co.	5.200%	3/21/29	7,375	7,550
	Campbell's Co.	2.375%	4/24/30	5,995	5,430
	Campbell's Co.	5.400%	3/21/34	11,503	11,681
	Campbell's Co.	4.750%	3/23/35	11,245	10,794
	Campbell's Co.	4.800%	3/15/48	1,564	1,360
	Campbell's Co.	3.125%	4/24/50	5,801	3,761
	Church & Dwight Co. Inc.	3.150%	8/1/27	5,596	5,485
	Church & Dwight Co. Inc.	3.950%	8/1/47	6,084	4,758
	Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	8,221
	Clorox Co.	3.100%	10/1/27	7,872	7,691
	Clorox Co.	3.900%	5/15/28	6,550	6,495
	Clorox Co.	1.800%	5/15/30	8,746	7,728
	Clorox Co.	4.600%	5/1/32	6,934	6,928
	Coca-Cola Co.	3.375%	3/25/27	3,968	3,935
	Coca-Cola Co.	2.900%	5/25/27	11,056	10,854
	Coca-Cola Co.	1.450%	6/1/27	17,260	16,479
	Coca-Cola Co.	1.500%	3/5/28	12,265	11,536
	Coca-Cola Co.	1.000%	3/15/28	15,392	14,286
	Coca-Cola Co.	2.125%	9/6/29	10,147	9,422
	Coca-Cola Co.	3.450%	3/25/30	13,125	12,747
	Coca-Cola Co.	1.650%	6/1/30	30,382	26,956
	Coca-Cola Co.	2.000%	3/5/31	3,593	3,195
	Coca-Cola Co.	1.375%	3/15/31	16,484	14,158
	Coca-Cola Co.	2.250%	1/5/32	18,082	15,996
	Coca-Cola Co.	5.000%	5/13/34	8,453	8,704
	Coca-Cola Co.	4.650%	8/14/34	9,852	9,903
	Coca-Cola Co.	4.125%	3/25/40	1,595	1,443
	Coca-Cola Co.	2.500%	6/1/40	12,213	8,900
	Coca-Cola Co.	2.875%	5/5/41	6,987	5,242
	Coca-Cola Co.	4.200%	3/25/50	11,145	9,311
	Coca-Cola Co.	2.600%	6/1/50	25,398	15,655
	Coca-Cola Co.	3.000%	3/5/51	6,305	4,200
	Coca-Cola Co.	2.500%	3/15/51	32,408	19,433
	Coca-Cola Co.	5.300%	5/13/54	3,751	3,649
	Coca-Cola Co.	5.200%	1/14/55	22,831	21,848
	Coca-Cola Co.	2.750%	6/1/60	9,051	5,387
	Coca-Cola Co.	5.400%	5/13/64	20,377	19,905
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	9,045	9,323
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	5,676	5,850
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	12,951	12,083
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	10,059	8,231
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	7,143	7,097
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,800	11,120
	Colgate-Palmolive Co.	3.100%	8/15/27	7,405	7,279
	Colgate-Palmolive Co.	4.600%	3/1/28	6,999	7,121
	Colgate-Palmolive Co.	4.200%	5/1/30	3,050	3,063
	Colgate-Palmolive Co.	3.250%	8/15/32	18,065	16,755
	Colgate-Palmolive Co.	4.600%	3/1/33	4,230	4,277
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	6,312	5,302
	Conagra Brands Inc.	5.300%	10/1/26	9,411	9,507
	Conagra Brands Inc.	1.375%	11/1/27	15,279	14,258
	Conagra Brands Inc.	7.000%	10/1/28	3,628	3,884

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	4.850%	11/1/28	7,822	7,897
	Conagra Brands Inc.	8.250%	9/15/30	5,097	5,940
	Conagra Brands Inc.	5.300%	11/1/38	17,640	16,871
	Conagra Brands Inc.	5.400%	11/1/48	2,646	2,388
[3]	Conopco Inc.	7.250%	12/15/26	1,658	1,723
	Constellation Brands Inc.	3.700%	12/6/26	13,133	13,028
	Constellation Brands Inc.	3.500%	5/9/27	11,090	10,920
	Constellation Brands Inc.	3.600%	2/15/28	14,733	14,474
	Constellation Brands Inc.	4.650%	11/15/28	8,087	8,146
	Constellation Brands Inc.	4.800%	1/15/29	8,375	8,465
	Constellation Brands Inc.	3.150%	8/1/29	17,026	16,175
	Constellation Brands Inc.	2.875%	5/1/30	3,953	3,658
	Constellation Brands Inc.	4.800%	5/1/30	1,995	2,010
	Constellation Brands Inc.	2.250%	8/1/31	14,247	12,358
	Constellation Brands Inc.	4.750%	5/9/32	5,681	5,638
	Constellation Brands Inc.	4.900%	5/1/33	13,064	12,941
	Constellation Brands Inc.	4.500%	5/9/47	15,928	13,229
	Constellation Brands Inc.	4.100%	2/15/48	10,195	7,931
	Constellation Brands Inc.	5.250%	11/15/48	4,703	4,315
	Costco Wholesale Corp.	3.000%	5/18/27	19,674	19,378
	Costco Wholesale Corp.	1.375%	6/20/27	21,884	20,872
	Costco Wholesale Corp.	1.600%	4/20/30	36,055	32,167
	Costco Wholesale Corp.	1.750%	4/20/32	21,160	18,106
	Delhaize America LLC	9.000%	4/15/31	3,805	4,561
	Diageo Capital plc	5.300%	10/24/27	6,630	6,797
	Diageo Capital plc	2.375%	10/24/29	13,567	12,586
	Diageo Capital plc	2.000%	4/29/30	12,438	11,187
	Diageo Capital plc	2.125%	4/29/32	17,624	15,021
	Diageo Capital plc	5.500%	1/24/33	8,695	9,053
	Diageo Capital plc	5.625%	10/5/33	3,109	3,269
	Diageo Capital plc	5.875%	9/30/36	5,293	5,669
	Diageo Capital plc	3.875%	4/29/43	9,083	7,303
	Diageo Investment Corp.	5.125%	8/15/30	9,708	10,001
	Diageo Investment Corp.	5.625%	4/15/35	6,225	6,508
	Diageo Investment Corp.	7.450%	4/15/35	2,930	3,482
	Diageo Investment Corp.	4.250%	5/11/42	6,197	5,294
	Dollar General Corp.	3.875%	4/15/27	4,582	4,543
	Dollar General Corp.	4.625%	11/1/27	6,695	6,737
	Dollar General Corp.	4.125%	5/1/28	8,932	8,871
	Dollar General Corp.	5.200%	7/5/28	2,965	3,025
	Dollar General Corp.	3.500%	4/3/30	40,159	38,116
	Dollar General Corp.	5.000%	11/1/32	730	732
	Dollar General Corp.	5.450%	7/5/33	1,050	1,074
	Dollar General Corp.	4.125%	4/3/50	4,510	3,394
	Dollar Tree Inc.	4.200%	5/15/28	25,543	25,315
	Dollar Tree Inc.	2.650%	12/1/31	7,336	6,474
	Dollar Tree Inc.	3.375%	12/1/51	5,291	3,355
	Estee Lauder Cos. Inc.	3.150%	3/15/27	9,794	9,636
	Estee Lauder Cos. Inc.	4.375%	5/15/28	10,274	10,309
	Estee Lauder Cos. Inc.	2.375%	12/1/29	13,554	12,495
	Estee Lauder Cos. Inc.	2.600%	4/15/30	14,176	13,064
	Estee Lauder Cos. Inc.	1.950%	3/15/31	13,189	11,487
	Estee Lauder Cos. Inc.	4.650%	5/15/33	9,468	9,322
	Estee Lauder Cos. Inc.	6.000%	5/15/37	5,377	5,785
	Estee Lauder Cos. Inc.	4.375%	6/15/45	7,646	6,245
	Estee Lauder Cos. Inc.	4.150%	3/15/47	6,387	4,985
	Estee Lauder Cos. Inc.	3.125%	12/1/49	11,602	7,424
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,879	1,780
	Flowers Foods Inc.	3.500%	10/1/26	6,067	5,979
	Flowers Foods Inc.	2.400%	3/15/31	6,595	5,772
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1	1
	General Mills Inc.	4.700%	1/30/27	5,035	5,064
	General Mills Inc.	3.200%	2/10/27	15,734	15,476
	General Mills Inc.	4.200%	4/17/28	25,845	25,803
	General Mills Inc.	4.875%	1/30/30	8,225	8,359
	General Mills Inc.	2.875%	4/15/30	9,273	8,625
	General Mills Inc.	2.250%	10/14/31	3,504	3,049
	General Mills Inc.	4.950%	3/29/33	11,005	11,028
	General Mills Inc.	5.250%	1/30/35	9,545	9,592
	General Mills Inc.	3.000%	2/1/51	8,065	5,157

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haleon US Capital LLC	3.375%	3/24/27	25,854	25,487
	Haleon US Capital LLC	3.375%	3/24/29	13,104	12,667
	Haleon US Capital LLC	3.625%	3/24/32	29,595	27,685
	Haleon US Capital LLC	4.000%	3/24/52	13,087	10,107
	Hershey Co.	2.300%	8/15/26	9,827	9,639
	Hershey Co.	4.550%	2/24/28	2,641	2,675
	Hershey Co.	4.250%	5/4/28	3,555	3,584
	Hershey Co.	2.450%	11/15/29	4,689	4,362
	Hershey Co.	1.700%	6/1/30	4,873	4,318
	Hershey Co.	4.500%	5/4/33	6,366	6,316
	Hershey Co.	3.375%	8/15/46	915	667
	Hershey Co.	3.125%	11/15/49	6,576	4,411
	Hershey Co.	2.650%	6/1/50	4,596	2,800
	Hormel Foods Corp.	4.800%	3/30/27	5,375	5,432
	Hormel Foods Corp.	1.700%	6/3/28	9,916	9,272
	Hormel Foods Corp.	1.800%	6/11/30	13,838	12,305
	Hormel Foods Corp.	3.050%	6/3/51	8,700	5,701
	Ingredion Inc.	3.200%	10/1/26	5,820	5,730
	Ingredion Inc.	2.900%	6/1/30	11,314	10,459
	Ingredion Inc.	3.900%	6/1/50	2,065	1,515
	J M Smucker Co.	3.375%	12/15/27	14,290	14,043
	J M Smucker Co.	5.900%	11/15/28	5,590	5,875
	J M Smucker Co.	2.375%	3/15/30	10,775	9,808
	J M Smucker Co.	2.125%	3/15/32	2,209	1,871
	J M Smucker Co.	6.200%	11/15/33	18,955	20,350
	J M Smucker Co.	4.250%	3/15/35	6,654	6,172
	J M Smucker Co.	6.500%	11/15/43	12,785	13,558
	JBS USA Holding Lux Sarl	2.500%	1/15/27	5,965	5,785
	JBS USA Holding Lux Sarl	5.125%	2/1/28	16,978	17,400
	JBS USA Holding Lux Sarl	5.500%	1/15/30	5,026	5,164
	JBS USA Holding Lux Sarl	3.750%	12/1/31	10,703	9,961
	JBS USA Holding Lux Sarl	3.625%	1/15/32	5,952	5,444
	JBS USA Holding Lux Sarl	5.750%	4/1/33	22,690	23,332
	JBS USA Holding Lux Sarl	6.750%	3/15/34	15,419	16,837
[6,8]	JBS USA Holding Lux Sarl	5.500%	1/15/36	12,200	12,183
	JBS USA Holding Lux Sarl	4.375%	2/2/52	15,776	12,212
	JBS USA Holding Lux Sarl	6.500%	12/1/52	34,394	35,652
	JBS USA Holding Lux Sarl	7.250%	11/15/53	12,705	14,322
[6,8]	JBS USA Holding Lux Sarl	6.250%	3/1/56	14,600	14,647
[6,8]	JBS USA Holding Lux Sarl	6.375%	4/15/66	8,000	8,044
[8]	JBS USA LUX Sarl	5.950%	4/20/35	12,810	13,271
[8]	JBS USA LUX Sarl	6.375%	2/25/55	8,525	8,719
	Kellanova	3.400%	11/15/27	8,572	8,443
	Kellanova	4.300%	5/15/28	7,223	7,266
	Kellanova	2.100%	6/1/30	2,795	2,509
[3]	Kellanova	7.450%	4/1/31	9,660	11,086
	Kellanova	4.500%	4/1/46	9,330	7,987
	Kellanova	5.750%	5/16/54	3,915	3,853
	Kenvue Inc.	5.050%	3/22/28	15,710	16,089
	Kenvue Inc.	5.000%	3/22/30	11,590	11,945
	Kenvue Inc.	4.850%	5/22/32	10,055	10,172
	Kenvue Inc.	4.900%	3/22/33	23,941	24,272
	Kenvue Inc.	5.100%	3/22/43	9,900	9,561
	Kenvue Inc.	5.050%	3/22/53	9,945	9,236
	Kenvue Inc.	5.200%	3/22/63	10,860	10,049
	Keurig Dr Pepper Inc.	2.550%	9/15/26	10,299	10,094
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/27	8,030	8,130
	Keurig Dr Pepper Inc.	3.430%	6/15/27	12,152	11,959
	Keurig Dr Pepper Inc.	4.350%	5/15/28	700	701
	Keurig Dr Pepper Inc.	5.050%	3/15/29	7,700	7,869
	Keurig Dr Pepper Inc.	3.950%	4/15/29	18,054	17,767
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,894	23,468
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,690	9,435
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/31	9,895	10,213
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,960	11,494
	Keurig Dr Pepper Inc.	5.300%	3/15/34	6,955	7,121
	Keurig Dr Pepper Inc.	5.150%	5/15/35	2,815	2,808
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,319	4,466
	Keurig Dr Pepper Inc.	4.420%	12/15/46	5,717	4,711
	Keurig Dr Pepper Inc.	5.085%	5/25/48	2,910	2,601

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	3.800%	5/1/50	13,329	9,849
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,676	3,813
	Keurig Dr Pepper Inc.	4.500%	4/15/52	15,770	12,978
	Kimberly-Clark Corp.	1.050%	9/15/27	5,601	5,264
	Kimberly-Clark Corp.	3.950%	11/1/28	5,140	5,129
	Kimberly-Clark Corp.	3.200%	4/25/29	10,488	10,171
	Kimberly-Clark Corp.	3.100%	3/26/30	10,367	9,887
	Kimberly-Clark Corp.	2.000%	11/2/31	11,611	10,244
	Kimberly-Clark Corp.	6.625%	8/1/37	3,408	3,939
	Kimberly-Clark Corp.	5.300%	3/1/41	10,284	10,166
	Kimberly-Clark Corp.	3.200%	7/30/46	7,105	4,990
	Kimberly-Clark Corp.	3.900%	5/4/47	5,765	4,516
	Kimberly-Clark Corp.	2.875%	2/7/50	3,139	2,029
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	3,424	3,495
	Kraft Heinz Foods Co.	3.875%	5/15/27	21,357	21,191
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,335	5,166
	Kraft Heinz Foods Co.	5.400%	3/15/35	5,000	5,068
	Kraft Heinz Foods Co.	5.000%	7/15/35	14,825	14,653
	Kraft Heinz Foods Co.	6.875%	1/26/39	11,687	12,943
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,020	11,824
	Kraft Heinz Foods Co.	5.000%	6/4/42	17,107	15,426
	Kraft Heinz Foods Co.	5.200%	7/15/45	26,001	23,562
	Kraft Heinz Foods Co.	4.375%	6/1/46	29,775	24,076
	Kraft Heinz Foods Co.	4.875%	10/1/49	17,435	14,964
	Kraft Heinz Foods Co.	5.500%	6/1/50	13,801	12,889
	Kroger Co.	2.650%	10/15/26	17,018	16,675
	Kroger Co.	3.700%	8/1/27	3,752	3,718
[3]	Kroger Co.	7.700%	6/1/29	5,250	5,860
	Kroger Co.	8.000%	9/15/29	4,085	4,611
	Kroger Co.	2.200%	5/1/30	4,753	4,299
	Kroger Co.	7.500%	4/1/31	7,603	8,720
	Kroger Co.	5.000%	9/15/34	28,260	28,104
	Kroger Co.	6.900%	4/15/38	7,598	8,550
	Kroger Co.	5.000%	4/15/42	7,292	6,649
	Kroger Co.	5.150%	8/1/43	6,150	5,702
	Kroger Co.	3.875%	10/15/46	14,760	11,212
	Kroger Co.	4.450%	2/1/47	23,000	19,040
	Kroger Co.	4.650%	1/15/48	7,386	6,257
	Kroger Co.	5.400%	1/15/49	8,495	7,959
	Kroger Co.	5.500%	9/15/54	27,281	25,874
	Kroger Co.	5.650%	9/15/64	21,367	20,247
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	10,355
	McCormick & Co. Inc.	2.500%	4/15/30	8,092	7,412
	McCormick & Co. Inc.	1.850%	2/15/31	5,931	5,144
	McCormick & Co. Inc.	4.950%	4/15/33	1,540	1,553
	McCormick & Co. Inc.	4.700%	10/15/34	9,490	9,202
	McCormick & Co. Inc.	4.200%	8/15/47	5,838	4,654
	Mead Johnson Nutrition Co.	5.900%	11/1/39	8,550	8,873
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,603	5,759
	Molson Coors Beverage Co.	3.000%	7/15/26	32,382	31,901
	Molson Coors Beverage Co.	5.000%	5/1/42	18,725	17,071
	Molson Coors Beverage Co.	4.200%	7/15/46	22,876	18,250
	Mondelez International Inc.	2.625%	3/17/27	11,075	10,796
	Mondelez International Inc.	4.750%	2/20/29	5,659	5,759
	Mondelez International Inc.	2.750%	4/13/30	14,709	13,652
	Mondelez International Inc.	1.500%	2/4/31	11,620	9,925
	Mondelez International Inc.	3.000%	3/17/32	6,417	5,789
	Mondelez International Inc.	1.875%	10/15/32	8,880	7,419
	Mondelez International Inc.	4.750%	8/28/34	4,860	4,795
	Mondelez International Inc.	2.625%	9/4/50	16,094	9,536
	PepsiCo Inc.	2.375%	10/6/26	19,323	18,942
	PepsiCo Inc.	5.125%	11/10/26	7,018	7,110
	PepsiCo Inc.	4.400%	2/7/27	5,060	5,095
	PepsiCo Inc.	2.625%	3/19/27	13,131	12,840
	PepsiCo Inc.	3.000%	10/15/27	9,738	9,526
	PepsiCo Inc.	4.450%	2/7/28	5,945	6,018
	PepsiCo Inc.	3.600%	2/18/28	9,242	9,166
	PepsiCo Inc.	4.450%	5/15/28	4,025	4,086
	PepsiCo Inc.	2.625%	7/29/29	19,345	18,283
	PepsiCo Inc.	2.750%	3/19/30	38,628	36,201

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	1.625%	5/1/30	9,651	8,562
PepsiCo Inc.	1.400%	2/25/31	13,066	11,207
PepsiCo Inc.	1.950%	10/21/31	6,785	5,894
PepsiCo Inc.	5.000%	2/7/35	15,000	15,219
PepsiCo Inc.	3.500%	3/19/40	12,290	10,193
PepsiCo Inc.	2.625%	10/21/41	9,263	6,550
PepsiCo Inc.	4.000%	3/5/42	9,197	7,780
PepsiCo Inc.	3.600%	8/13/42	10,519	8,463
PepsiCo Inc.	4.250%	10/22/44	4,529	3,959
PepsiCo Inc.	4.450%	4/14/46	15,373	13,571
PepsiCo Inc.	3.450%	10/6/46	23,363	17,435
PepsiCo Inc.	4.000%	5/2/47	7,433	6,043
PepsiCo Inc.	3.375%	7/29/49	9,525	6,830
PepsiCo Inc.	2.875%	10/15/49	10,324	6,782
PepsiCo Inc.	3.625%	3/19/50	9,525	7,190
PepsiCo Inc.	2.750%	10/21/51	15,887	9,910
PepsiCo Inc.	4.200%	7/18/52	3,681	3,014
PepsiCo Inc.	4.650%	2/15/53	3,547	3,129
PepsiCo Inc.	3.875%	3/19/60	4,830	3,625
Pepsico Singapore Financing I Pte. Ltd.	4.650%	2/16/27	45	45
Philip Morris International Inc.	4.750%	2/12/27	11,844	11,948
Philip Morris International Inc.	3.125%	8/17/27	6,012	5,880
Philip Morris International Inc.	4.375%	11/1/27	5,665	5,691
Philip Morris International Inc.	5.125%	11/17/27	20,065	20,465
Philip Morris International Inc.	4.875%	2/15/28	21,718	22,082
Philip Morris International Inc.	3.125%	3/2/28	6,425	6,262
Philip Morris International Inc.	4.125%	4/28/28	9,800	9,780
Philip Morris International Inc.	5.250%	9/7/28	8,254	8,500
Philip Morris International Inc.	4.875%	2/13/29	10,794	10,981
Philip Morris International Inc.	3.375%	8/15/29	12,649	12,204
Philip Morris International Inc.	4.625%	11/1/29	9,775	9,869
Philip Morris International Inc.	5.625%	11/17/29	16,240	17,051
Philip Morris International Inc.	5.125%	2/15/30	13,711	14,108
Philip Morris International Inc.	4.375%	4/30/30	10,250	10,223
Philip Morris International Inc.	2.100%	5/1/30	16,412	14,782
Philip Morris International Inc.	5.500%	9/7/30	7,777	8,131
Philip Morris International Inc.	1.750%	11/1/30	12,785	11,143
Philip Morris International Inc.	5.125%	2/13/31	17,285	17,801
Philip Morris International Inc.	4.750%	11/1/31	11,715	11,799
Philip Morris International Inc.	5.750%	11/17/32	23,445	24,775
Philip Morris International Inc.	5.375%	2/15/33	29,903	30,884
Philip Morris International Inc.	5.625%	9/7/33	9,788	10,256
Philip Morris International Inc.	5.250%	2/13/34	24,467	24,947
Philip Morris International Inc.	4.900%	11/1/34	3,049	3,033
Philip Morris International Inc.	6.375%	5/16/38	15,885	17,623
Philip Morris International Inc.	4.375%	11/15/41	24,908	21,678
Philip Morris International Inc.	4.500%	3/20/42	11,033	9,725
Philip Morris International Inc.	3.875%	8/21/42	18,275	14,875
Philip Morris International Inc.	4.125%	3/4/43	10,555	8,821
Philip Morris International Inc.	4.875%	11/15/43	11,372	10,410
Philip Morris International Inc.	4.250%	11/10/44	11,026	9,340
Pilgrim's Pride Corp.	4.250%	4/15/31	13,425	12,950
Pilgrim's Pride Corp.	3.500%	3/1/32	17,333	15,612
Pilgrim's Pride Corp.	6.250%	7/1/33	18,240	19,289
Pilgrim's Pride Corp.	6.875%	5/15/34	8,814	9,675
Procter & Gamble Co.	2.450%	11/3/26	16,547	16,232
Procter & Gamble Co.	2.800%	3/25/27	19,692	19,324
Procter & Gamble Co.	2.850%	8/11/27	3,885	3,800
Procter & Gamble Co.	4.350%	1/29/29	13,671	13,861
Procter & Gamble Co.	3.000%	3/25/30	34,493	32,912
Procter & Gamble Co.	4.050%	5/1/30	4,250	4,251
Procter & Gamble Co.	1.200%	10/29/30	23,004	19,846
Procter & Gamble Co.	4.050%	1/26/33	6,224	6,137
Procter & Gamble Co.	4.550%	1/29/34	22,408	22,479
Procter & Gamble Co.	4.600%	5/1/35	4,300	4,299
Procter & Gamble Co.	5.550%	3/5/37	3,350	3,628
Procter & Gamble Co.	3.550%	3/25/40	6,412	5,460
Procter & Gamble Co.	3.500%	10/25/47	10,637	8,163
Procter & Gamble Co.	3.600%	3/25/50	6,694	5,095
Reynolds American Inc.	5.700%	8/15/35	15,455	15,769

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reynolds American Inc.	7.250%	6/15/37	4,338	4,839
[3]	Reynolds American Inc.	8.125%	5/1/40	2,569	3,037
[3]	Reynolds American Inc.	7.000%	8/4/41	3,350	3,512
	Reynolds American Inc.	6.150%	9/15/43	9,986	10,120
	Reynolds American Inc.	5.850%	8/15/45	35,187	33,953
	Sysco Corp.	3.300%	7/15/26	20,866	20,624
	Sysco Corp.	3.250%	7/15/27	23,569	23,122
	Sysco Corp.	5.750%	1/17/29	6,725	7,017
	Sysco Corp.	2.400%	2/15/30	4,710	4,306
	Sysco Corp.	5.950%	4/1/30	11,971	12,670
	Sysco Corp.	5.100%	9/23/30	3,564	3,654
	Sysco Corp.	2.450%	12/14/31	8,096	7,090
	Sysco Corp.	6.000%	1/17/34	2,355	2,525
	Sysco Corp.	6.600%	4/1/40	9,793	10,686
	Sysco Corp.	4.850%	10/1/45	7,880	6,970
	Sysco Corp.	4.500%	4/1/46	4,789	4,011
	Sysco Corp.	4.450%	3/15/48	8,421	6,987
	Sysco Corp.	3.300%	2/15/50	8,280	5,541
	Sysco Corp.	6.600%	4/1/50	16,241	17,590
	Sysco Corp.	3.150%	12/14/51	9,922	6,339
	Target Corp.	1.950%	1/15/27	7,030	6,811
	Target Corp.	4.350%	6/15/28	6,722	6,763
	Target Corp.	3.375%	4/15/29	15,174	14,763
	Target Corp.	2.350%	2/15/30	759	700
	Target Corp.	2.650%	9/15/30	11,478	10,611
	Target Corp.	4.500%	9/15/32	14,341	14,259
	Target Corp.	4.400%	1/15/33	4,690	4,620
	Target Corp.	4.500%	9/15/34	22,811	22,110
	Target Corp.	5.000%	4/15/35	10,256	10,249
	Target Corp.	5.250%	2/15/36	12,400	12,511
	Target Corp.	6.500%	10/15/37	6,322	7,077
	Target Corp.	7.000%	1/15/38	10,847	12,579
	Target Corp.	4.000%	7/1/42	14,343	12,062
	Target Corp.	3.625%	4/15/46	11,964	9,030
	Target Corp.	3.900%	11/15/47	2,912	2,250
	Target Corp.	2.950%	1/15/52	3,785	2,397
	Target Corp.	4.800%	1/15/53	7,217	6,387
	Tyson Foods Inc.	3.550%	6/2/27	17,372	17,136
	Tyson Foods Inc.	4.350%	3/1/29	18,118	18,004
	Tyson Foods Inc.	5.400%	3/15/29	2,595	2,675
	Tyson Foods Inc.	5.700%	3/15/34	13,540	14,010
	Tyson Foods Inc.	5.150%	8/15/44	14,877	13,545
	Tyson Foods Inc.	4.550%	6/2/47	5,390	4,475
	Tyson Foods Inc.	5.100%	9/28/48	19,754	17,682
	Unilever Capital Corp.	2.000%	7/28/26	10,905	10,658
	Unilever Capital Corp.	2.900%	5/5/27	16,550	16,244
	Unilever Capital Corp.	4.250%	8/12/27	7,202	7,234
	Unilever Capital Corp.	3.500%	3/22/28	4,124	4,071
	Unilever Capital Corp.	4.875%	9/8/28	8,010	8,208
	Unilever Capital Corp.	2.125%	9/6/29	21,120	19,464
	Unilever Capital Corp.	1.375%	9/14/30	5,374	4,671
	Unilever Capital Corp.	1.750%	8/12/31	7,425	6,427
	Unilever Capital Corp.	5.900%	11/15/32	9,824	10,710
	Unilever Capital Corp.	5.000%	12/8/33	11,950	12,272
	Unilever Capital Corp.	4.625%	8/12/34	13,415	13,315
[3]	Unilever Capital Corp.	2.625%	8/12/51	14,515	8,852
	Walmart Inc.	3.050%	7/8/26	1,778	1,760
	Walmart Inc.	1.050%	9/17/26	5,235	5,062
	Walmart Inc.	4.100%	4/28/27	14,250	14,312
	Walmart Inc.	3.950%	9/9/27	12,712	12,723
	Walmart Inc.	3.900%	4/15/28	10,790	10,807
	Walmart Inc.	3.700%	6/26/28	30,921	30,816
	Walmart Inc.	1.500%	9/22/28	15,725	14,581
	Walmart Inc.	3.250%	7/8/29	24,048	23,431
	Walmart Inc.	2.375%	9/24/29	21,583	20,238
	Walmart Inc.	7.550%	2/15/30	2,023	2,321
	Walmart Inc.	4.000%	4/15/30	2,355	2,357
	Walmart Inc.	4.350%	4/28/30	24,715	24,994
	Walmart Inc.	1.800%	9/22/31	5,757	5,015
	Walmart Inc.	4.150%	9/9/32	16,115	15,922

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.100%	4/15/33	24,242	23,691
	Walmart Inc.	4.900%	4/28/35	38,731	39,240
	Walmart Inc.	5.250%	9/1/35	17,961	18,848
	Walmart Inc.	6.500%	8/15/37	1,438	1,652
	Walmart Inc.	6.200%	4/15/38	15,764	17,719
	Walmart Inc.	3.950%	6/28/38	24,424	22,436
	Walmart Inc.	5.625%	4/1/40	4,593	4,890
	Walmart Inc.	5.000%	10/25/40	5,909	5,967
	Walmart Inc.	2.500%	9/22/41	830	585
	Walmart Inc.	4.000%	4/11/43	22,106	18,818
	Walmart Inc.	4.300%	4/22/44	4,440	3,949
	Walmart Inc.	3.625%	12/15/47	10,482	8,128
	Walmart Inc.	4.050%	6/29/48	9,796	8,099
	Walmart Inc.	2.950%	9/24/49	9,891	6,679
	Walmart Inc.	4.500%	9/9/52	14,949	13,074
	Walmart Inc.	4.500%	4/15/53	15,870	13,892
					5,708,927
Energy (1.8%)
[8]	APA Corp.	6.100%	2/15/35	2,930	2,867
[8]	APA Corp.	6.750%	2/15/55	3,840	3,634
	Apache Corp.	6.000%	1/15/37	5,958	5,893
	Apache Corp.	5.100%	9/1/40	17,303	14,575
	Apache Corp.	5.350%	7/1/49	5,300	4,219
	Baker Hughes Holdings LLC	2.061%	12/15/26	8,400	8,141
	Baker Hughes Holdings LLC	3.337%	12/15/27	15,680	15,367
	Baker Hughes Holdings LLC	3.138%	11/7/29	7,454	7,111
	Baker Hughes Holdings LLC	4.486%	5/1/30	6,789	6,806
	Baker Hughes Holdings LLC	4.080%	12/15/47	12,442	9,751
	Boardwalk Pipelines LP	4.450%	7/15/27	7,605	7,604
	Boardwalk Pipelines LP	3.600%	9/1/32	5,986	5,422
	Boardwalk Pipelines LP	5.625%	8/1/34	10,065	10,218
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	12,905	12,686
	BP Capital Markets America Inc.	3.543%	4/6/27	14,083	13,944
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	4,619	4,575
	BP Capital Markets America Inc.	5.017%	11/17/27	14,175	14,438
	BP Capital Markets America Inc.	3.937%	9/21/28	13,003	12,903
	BP Capital Markets America Inc.	4.234%	11/6/28	27,075	27,098
	BP Capital Markets America Inc.	4.970%	10/17/29	8,090	8,296
	BP Capital Markets America Inc.	4.868%	11/25/29	17,500	17,880
	BP Capital Markets America Inc.	3.633%	4/6/30	19,626	19,052
	BP Capital Markets America Inc.	1.749%	8/10/30	9,545	8,390
	BP Capital Markets America Inc.	2.721%	1/12/32	19,437	17,383
	BP Capital Markets America Inc.	4.812%	2/13/33	26,686	26,647
	BP Capital Markets America Inc.	4.893%	9/11/33	47,449	47,524
	BP Capital Markets America Inc.	5.227%	11/17/34	22,190	22,561
	BP Capital Markets America Inc.	3.060%	6/17/41	39,115	28,865
	BP Capital Markets America Inc.	3.000%	2/24/50	42,134	27,047
	BP Capital Markets America Inc.	2.772%	11/10/50	19,839	12,126
	BP Capital Markets America Inc.	2.939%	6/4/51	30,918	19,399
	BP Capital Markets America Inc.	3.001%	3/17/52	9,662	6,096
	BP Capital Markets America Inc.	3.379%	2/8/61	22,330	14,408
	BP Capital Markets plc	3.279%	9/19/27	30,008	29,451
	BP Capital Markets plc	3.723%	11/28/28	16,979	16,710
	Burlington Resources LLC	7.200%	8/15/31	5,413	6,164
	Burlington Resources LLC	5.950%	10/15/36	200	211
	Canadian Natural Resources Ltd.	3.850%	6/1/27	23,876	23,644
[8]	Canadian Natural Resources Ltd.	5.000%	12/15/29	7,550	7,617
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,764	8,963
	Canadian Natural Resources Ltd.	7.200%	1/15/32	6,413	7,061
	Canadian Natural Resources Ltd.	6.450%	6/30/33	5,909	6,271
[8]	Canadian Natural Resources Ltd.	5.400%	12/15/34	3,000	2,980
	Canadian Natural Resources Ltd.	5.850%	2/1/35	5,438	5,529
	Canadian Natural Resources Ltd.	6.500%	2/15/37	6,338	6,663
	Canadian Natural Resources Ltd.	6.250%	3/15/38	13,770	14,271
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,844	1,971
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10,293	8,787
	Cenovus Energy Inc.	4.250%	4/15/27	5,505	5,488
	Cenovus Energy Inc.	2.650%	1/15/32	11,420	9,869
	Cenovus Energy Inc.	5.250%	6/15/37	4,263	4,025

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	6.750%	11/15/39	5,386	5,775
	Cenovus Energy Inc.	5.400%	6/15/47	6,516	5,774
	Cenovus Energy Inc.	3.750%	2/15/52	13,683	9,294
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	33,312	33,636
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	23,680	22,843
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	8,513	6,959
	Cheniere Energy Inc.	4.625%	10/15/28	19,485	19,456
	Cheniere Energy Inc.	5.650%	4/15/34	20,235	20,733
	Cheniere Energy Partners LP	4.500%	10/1/29	26,253	25,968
	Cheniere Energy Partners LP	4.000%	3/1/31	30,393	28,907
	Cheniere Energy Partners LP	3.250%	1/31/32	24,440	21,900
	Cheniere Energy Partners LP	5.950%	6/30/33	8,128	8,481
	Cheniere Energy Partners LP	5.750%	8/15/34	15,125	15,530
[6,8]	Cheniere Energy Partners LP	5.550%	10/30/35	15,900	16,027
	Chevron Corp.	2.236%	5/11/30	24,073	21,990
	Chevron USA Inc.	4.405%	2/26/27	2,045	2,062
	Chevron USA Inc.	1.018%	8/12/27	7,299	6,868
	Chevron USA Inc.	3.850%	1/15/28	11,092	11,068
	Chevron USA Inc.	4.475%	2/26/28	5,881	5,951
	Chevron USA Inc.	3.250%	10/15/29	7,261	7,044
	Chevron USA Inc.	4.687%	4/15/30	6,948	7,090
	Chevron USA Inc.	4.819%	4/15/32	7,660	7,815
	Chevron USA Inc.	4.980%	4/15/35	3,006	3,042
	Chevron USA Inc.	5.250%	11/15/43	6,825	6,650
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,585	5,332
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,660	8,689
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	4,295	3,216
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,760	5,592
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	2,780	2,462
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	18,436	18,535
	CNOOC Petroleum North America ULC	5.875%	3/10/35	9,260	10,195
	CNOOC Petroleum North America ULC	6.400%	5/15/37	15,927	18,574
	Columbia Pipeline Group Inc.	5.800%	6/1/45	3,888	3,760
	ConocoPhillips	4.300%	8/15/28	14,016	14,054
	ConocoPhillips	2.400%	2/15/31	6,630	5,896
	ConocoPhillips	5.900%	10/15/32	10,303	11,110
	ConocoPhillips	5.900%	5/15/38	5,365	5,652
	ConocoPhillips	6.500%	2/1/39	19,664	21,947
	ConocoPhillips	4.875%	10/1/47	7,086	6,271
	ConocoPhillips Co.	4.700%	1/15/30	22,595	22,909
	ConocoPhillips Co.	4.850%	1/15/32	19,079	19,286
	ConocoPhillips Co.	5.000%	1/15/35	14,310	14,301
	ConocoPhillips Co.	3.758%	3/15/42	11,376	9,102
	ConocoPhillips Co.	4.300%	11/15/44	13,032	10,842
	ConocoPhillips Co.	3.800%	3/15/52	15,910	11,548
	ConocoPhillips Co.	5.300%	5/15/53	14,634	13,513
	ConocoPhillips Co.	5.550%	3/15/54	13,535	12,930
	ConocoPhillips Co.	5.500%	1/15/55	34,645	32,845
	ConocoPhillips Co.	4.025%	3/15/62	23,120	16,646
	ConocoPhillips Co.	5.700%	9/15/63	9,640	9,234
	ConocoPhillips Co.	5.650%	1/15/65	17,405	16,526
	Continental Resources Inc.	4.375%	1/15/28	13,057	12,875
	Continental Resources Inc.	4.900%	6/1/44	10,922	8,589
	Coterra Energy Inc.	3.900%	5/15/27	18,046	17,824
	Coterra Energy Inc.	4.375%	3/15/29	7,637	7,560
	Coterra Energy Inc.	5.400%	2/15/35	3,375	3,341
	Coterra Energy Inc.	5.900%	2/15/55	10,490	9,764
	DCP Midstream Operating LP	5.625%	7/15/27	5,509	5,628
	DCP Midstream Operating LP	5.125%	5/15/29	6,315	6,412
	DCP Midstream Operating LP	3.250%	2/15/32	6,849	6,046
	DCP Midstream Operating LP	5.600%	4/1/44	6,905	6,305
	Devon Energy Corp.	5.250%	10/15/27	5,605	5,616
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,571
	Devon Energy Corp.	4.500%	1/15/30	10,468	10,351
	Devon Energy Corp.	7.875%	9/30/31	10,718	12,346
	Devon Energy Corp.	7.950%	4/15/32	4,420	5,075
	Devon Energy Corp.	5.600%	7/15/41	16,742	15,470
	Devon Energy Corp.	4.750%	5/15/42	8,751	7,325
	Diamondback Energy Inc.	3.250%	12/1/26	10,813	10,658
	Diamondback Energy Inc.	5.200%	4/18/27	11,625	11,787

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	3.500%	12/1/29	17,331	16,574
	Diamondback Energy Inc.	5.150%	1/30/30	11,575	11,831
	Diamondback Energy Inc.	3.125%	3/24/31	13,281	12,173
	Diamondback Energy Inc.	6.250%	3/15/33	14,585	15,534
	Diamondback Energy Inc.	5.400%	4/18/34	16,527	16,568
	Diamondback Energy Inc.	5.550%	4/1/35	11,504	11,628
	Diamondback Energy Inc.	4.400%	3/24/51	9,929	7,671
	Diamondback Energy Inc.	4.250%	3/15/52	11,259	8,484
	Diamondback Energy Inc.	6.250%	3/15/53	22,330	22,073
	Diamondback Energy Inc.	5.750%	4/18/54	18,422	17,103
	Diamondback Energy Inc.	5.900%	4/18/64	13,790	12,792
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	6,370	6,632
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	11,740	11,241
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	4,275	4,425
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	6,160	5,813
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,175	3,653
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,158	4,361
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	10,215	11,765
	Enbridge Energy Partners LP	5.500%	9/15/40	5,651	5,456
	Enbridge Energy Partners LP	7.375%	10/15/45	11,832	13,540
	Enbridge Inc.	1.600%	10/4/26	3,543	3,424
	Enbridge Inc.	5.900%	11/15/26	10,583	10,781
	Enbridge Inc.	4.250%	12/1/26	14,084	14,063
	Enbridge Inc.	5.250%	4/5/27	10,284	10,438
	Enbridge Inc.	3.700%	7/15/27	13,749	13,578
	Enbridge Inc.	4.600%	6/20/28	2,500	2,519
	Enbridge Inc.	6.000%	11/15/28	10,185	10,697
	Enbridge Inc.	5.300%	4/5/29	9,795	10,065
	Enbridge Inc.	3.125%	11/15/29	14,827	14,010
	Enbridge Inc.	4.900%	6/20/30	6,675	6,743
	Enbridge Inc.	6.200%	11/15/30	10,185	10,900
	Enbridge Inc.	5.700%	3/8/33	32,571	33,782
	Enbridge Inc.	2.500%	8/1/33	15,185	12,636
	Enbridge Inc.	5.625%	4/5/34	11,312	11,636
	Enbridge Inc.	5.550%	6/20/35	8,125	8,260
	Enbridge Inc.	4.500%	6/10/44	9,886	8,124
	Enbridge Inc.	5.500%	12/1/46	6,770	6,462
	Enbridge Inc.	3.400%	8/1/51	16,992	11,264
	Enbridge Inc.	6.700%	11/15/53	24,945	26,997
	Enbridge Inc.	5.950%	4/5/54	15,865	15,701
	Enbridge Inc.	7.200%	6/27/54	10,270	10,554
	Enbridge Inc.	7.375%	3/15/55	5,535	5,756
	Energy Transfer LP	3.900%	7/15/26	6,625	6,585
	Energy Transfer LP	4.400%	3/15/27	13,688	13,689
	Energy Transfer LP	4.200%	4/15/27	9,105	9,073
[3]	Energy Transfer LP	5.500%	6/1/27	18,208	18,537
	Energy Transfer LP	4.000%	10/1/27	12,235	12,148
	Energy Transfer LP	5.550%	2/15/28	2,605	2,680
	Energy Transfer LP	4.950%	5/15/28	21,322	21,616
	Energy Transfer LP	4.950%	6/15/28	18,015	18,275
	Energy Transfer LP	5.250%	4/15/29	18,732	19,181
	Energy Transfer LP	5.250%	7/1/29	5,868	6,014
	Energy Transfer LP	5.200%	4/1/30	1,862	1,903
	Energy Transfer LP	3.750%	5/15/30	17,175	16,480
	Energy Transfer LP	6.400%	12/1/30	7,255	7,825
	Energy Transfer LP	5.750%	2/15/33	10,605	11,009
	Energy Transfer LP	6.550%	12/1/33	4,347	4,716
	Energy Transfer LP	5.550%	5/15/34	15,129	15,327
	Energy Transfer LP	5.600%	9/1/34	18,480	18,760
	Energy Transfer LP	4.900%	3/15/35	7,498	7,184
	Energy Transfer LP	5.700%	4/1/35	6,920	7,047
	Energy Transfer LP	6.625%	10/15/36	7,014	7,572
[3]	Energy Transfer LP	5.800%	6/15/38	12,005	12,063
	Energy Transfer LP	7.500%	7/1/38	7,599	8,689
	Energy Transfer LP	6.050%	6/1/41	6,911	6,903
	Energy Transfer LP	6.500%	2/1/42	13,430	13,948
	Energy Transfer LP	6.100%	2/15/42	11,581	11,479
	Energy Transfer LP	4.950%	1/15/43	1,840	1,574
	Energy Transfer LP	5.150%	2/1/43	3,620	3,163
	Energy Transfer LP	5.950%	10/1/43	5,243	5,020

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.300%	4/1/44	9,591	8,577
	Energy Transfer LP	5.150%	3/15/45	11,593	10,219
	Energy Transfer LP	5.350%	5/15/45	12,310	11,104
	Energy Transfer LP	6.125%	12/15/45	22,503	22,120
	Energy Transfer LP	5.300%	4/15/47	11,928	10,507
	Energy Transfer LP	5.400%	10/1/47	13,839	12,339
	Energy Transfer LP	6.000%	6/15/48	22,412	21,556
	Energy Transfer LP	6.250%	4/15/49	23,499	23,206
	Energy Transfer LP	5.000%	5/15/50	30,803	25,773
	Energy Transfer LP	5.950%	5/15/54	39,010	37,072
	Energy Transfer LP	6.050%	9/1/54	35,178	33,800
	Energy Transfer LP	6.200%	4/1/55	15,025	14,796
	Enterprise Products Operating LLC	4.600%	1/11/27	565	568
	Enterprise Products Operating LLC	3.950%	2/15/27	6,483	6,460
	Enterprise Products Operating LLC	4.300%	6/20/28	7,700	7,735
	Enterprise Products Operating LLC	3.125%	7/31/29	55,565	53,145
	Enterprise Products Operating LLC	2.800%	1/31/30	10,695	10,026
	Enterprise Products Operating LLC	4.600%	1/15/31	14,750	14,857
	Enterprise Products Operating LLC	5.350%	1/31/33	4,152	4,304
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	9,273	10,440
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	4,409	4,897
	Enterprise Products Operating LLC	4.950%	2/15/35	17,140	17,084
	Enterprise Products Operating LLC	5.200%	1/15/36	12,000	12,095
	Enterprise Products Operating LLC	7.550%	4/15/38	4,680	5,561
	Enterprise Products Operating LLC	6.125%	10/15/39	9,288	9,901
	Enterprise Products Operating LLC	5.950%	2/1/41	9,369	9,729
	Enterprise Products Operating LLC	4.850%	8/15/42	12,482	11,413
	Enterprise Products Operating LLC	4.450%	2/15/43	14,807	12,812
	Enterprise Products Operating LLC	4.850%	3/15/44	14,857	13,405
	Enterprise Products Operating LLC	5.100%	2/15/45	9,330	8,672
	Enterprise Products Operating LLC	4.900%	5/15/46	21,400	19,233
	Enterprise Products Operating LLC	4.250%	2/15/48	19,557	15,864
	Enterprise Products Operating LLC	4.800%	2/1/49	18,212	15,875
	Enterprise Products Operating LLC	4.200%	1/31/50	22,938	18,202
	Enterprise Products Operating LLC	3.700%	1/31/51	13,356	9,667
	Enterprise Products Operating LLC	3.200%	2/15/52	13,680	8,931
	Enterprise Products Operating LLC	3.300%	2/15/53	14,882	9,851
	Enterprise Products Operating LLC	4.950%	10/15/54	10,153	8,879
	Enterprise Products Operating LLC	5.550%	2/16/55	18,365	17,713
	Enterprise Products Operating LLC	3.950%	1/31/60	13,588	9,918
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	5,389	5,327
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	9,183	9,028
[6]	EOG Resources Inc.	4.400%	7/15/28	5,275	5,307
	EOG Resources Inc.	4.375%	4/15/30	16,777	16,779
[6]	EOG Resources Inc.	5.000%	7/15/32	12,400	12,546
	EOG Resources Inc.	3.900%	4/1/35	1,132	1,036
[6]	EOG Resources Inc.	5.350%	1/15/36	19,375	19,641
	EOG Resources Inc.	4.950%	4/15/50	14,446	12,830
	EOG Resources Inc.	5.650%	12/1/54	12,840	12,559
[6]	EOG Resources Inc.	5.950%	7/15/55	5,725	5,828
	EQT Corp.	3.900%	10/1/27	8,348	8,236
	EQT Corp.	5.700%	4/1/28	6,635	6,822
	EQT Corp.	5.000%	1/15/29	8,217	8,282
	EQT Corp.	7.000%	2/1/30	6,772	7,334
	EQT Corp.	5.750%	2/1/34	11,595	11,985
	Expand Energy Corp.	5.375%	3/15/30	2,195	2,202
	Expand Energy Corp.	4.750%	2/1/32	28,305	27,485
	Expand Energy Corp.	5.700%	1/15/35	12,365	12,555
	Exxon Mobil Corp.	2.275%	8/16/26	17,452	17,112
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,446
	Exxon Mobil Corp.	2.440%	8/16/29	20,013	18,863
	Exxon Mobil Corp.	3.482%	3/19/30	25,540	24,832
	Exxon Mobil Corp.	2.610%	10/15/30	29,568	27,368
	Exxon Mobil Corp.	2.995%	8/16/39	11,592	9,047
	Exxon Mobil Corp.	4.227%	3/19/40	27,954	24,992
	Exxon Mobil Corp.	3.567%	3/6/45	14,078	10,819
	Exxon Mobil Corp.	4.114%	3/1/46	26,261	21,566
	Exxon Mobil Corp.	3.095%	8/16/49	21,690	14,524
	Exxon Mobil Corp.	4.327%	3/19/50	35,315	29,315
	Exxon Mobil Corp.	3.452%	4/15/51	39,184	27,768

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	2.920%	3/1/30	19,023	17,701
	Halliburton Co.	4.850%	11/15/35	16,800	16,171
	Halliburton Co.	6.700%	9/15/38	13,520	14,835
	Halliburton Co.	7.450%	9/15/39	23,891	27,970
	Halliburton Co.	4.500%	11/15/41	6,456	5,534
	Halliburton Co.	4.750%	8/1/43	11,606	10,086
	Halliburton Co.	5.000%	11/15/45	29,117	25,770
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	6,930	6,865
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	4,915	4,690
	Helmerich & Payne Inc.	2.900%	9/29/31	10,870	9,090
[8]	Helmerich & Payne Inc.	5.500%	12/1/34	5,535	5,035
	Hess Corp.	4.300%	4/1/27	14,246	14,217
	Hess Corp.	7.875%	10/1/29	7,055	7,939
	Hess Corp.	7.300%	8/15/31	8,611	9,772
	Hess Corp.	6.000%	1/15/40	11,183	11,777
	Hess Corp.	5.600%	2/15/41	18,408	18,278
	Hess Corp.	5.800%	4/1/47	10,794	10,725
	HF Sinclair Corp.	5.000%	2/1/28	250	250
	HF Sinclair Corp.	4.500%	10/1/30	7,823	7,588
	HF Sinclair Corp.	5.750%	1/15/31	8,760	8,972
	HF Sinclair Corp.	6.250%	1/15/35	10,775	10,940
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,050	1,180
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	620	711
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	4,816	5,433
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	8,709	9,007
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,296	18,344
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	10,117	11,215
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	7,268	7,742
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,074	8,083
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	3,273	3,395
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	7,879	7,574
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,217	4,667
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,679	10,126
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,475	4,874
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,363	8,844
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	4,711	4,367
	Kinder Morgan Inc.	1.750%	11/15/26	6,873	6,645
	Kinder Morgan Inc.	4.300%	3/1/28	30,164	30,189
	Kinder Morgan Inc.	5.100%	8/1/29	4,530	4,630
	Kinder Morgan Inc.	5.150%	6/1/30	2,775	2,835
	Kinder Morgan Inc.	2.000%	2/15/31	9,985	8,709
[3]	Kinder Morgan Inc.	7.800%	8/1/31	5,321	6,130
[3]	Kinder Morgan Inc.	7.750%	1/15/32	6,917	7,985
	Kinder Morgan Inc.	5.300%	12/1/34	19,739	19,778
	Kinder Morgan Inc.	5.850%	6/1/35	9,100	9,431
	Kinder Morgan Inc.	5.550%	6/1/45	23,287	22,010
	Kinder Morgan Inc.	5.050%	2/15/46	13,410	11,854
	Kinder Morgan Inc.	5.200%	3/1/48	3,488	3,140
	Kinder Morgan Inc.	3.250%	8/1/50	6,110	3,955
	Kinder Morgan Inc.	3.600%	2/15/51	4,724	3,256
	Kinder Morgan Inc.	5.950%	8/1/54	10,145	9,979
	Marathon Petroleum Corp.	5.125%	12/15/26	23,308	23,510
	Marathon Petroleum Corp.	3.800%	4/1/28	9,960	9,821
	Marathon Petroleum Corp.	5.150%	3/1/30	7,885	8,040
	Marathon Petroleum Corp.	5.700%	3/1/35	23,590	23,919
	Marathon Petroleum Corp.	6.500%	3/1/41	15,385	16,056
	Marathon Petroleum Corp.	4.750%	9/15/44	11,287	9,404
	Marathon Petroleum Corp.	4.500%	4/1/48	6,521	5,052
	Marathon Petroleum Corp.	5.000%	9/15/54	4,693	3,842
	MPLX LP	4.125%	3/1/27	10,442	10,390
	MPLX LP	4.250%	12/1/27	21,689	21,613
	MPLX LP	4.000%	3/15/28	18,284	18,099
	MPLX LP	2.650%	8/15/30	19,372	17,537
	MPLX LP	4.950%	9/1/32	11,905	11,793
	MPLX LP	5.000%	3/1/33	14,910	14,706
	MPLX LP	5.500%	6/1/34	8,845	8,888
	MPLX LP	5.400%	4/1/35	5,416	5,375
	MPLX LP	4.500%	4/15/38	20,767	18,386
	MPLX LP	5.200%	3/1/47	12,935	11,301
	MPLX LP	5.200%	12/1/47	4,203	3,664

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	4.700%	4/15/48	11,005	8,927
MPLX LP	5.500%	2/15/49	18,153	16,421
MPLX LP	5.650%	3/1/53	4,847	4,462
MPLX LP	5.950%	4/1/55	5,429	5,172
NOV Inc.	3.600%	12/1/29	6,842	6,564
NOV Inc.	3.950%	12/1/42	15,073	11,313
Occidental Petroleum Corp.	8.500%	7/15/27	7,526	7,973
Occidental Petroleum Corp.	6.375%	9/1/28	8,566	8,909
Occidental Petroleum Corp.	5.200%	8/1/29	16,200	16,254
Occidental Petroleum Corp.	8.875%	7/15/30	13,236	15,155
Occidental Petroleum Corp.	6.625%	9/1/30	13,152	13,910
Occidental Petroleum Corp.	6.125%	1/1/31	16,006	16,597
Occidental Petroleum Corp.	7.500%	5/1/31	12,281	13,525
Occidental Petroleum Corp.	7.875%	9/15/31	6,881	7,729
Occidental Petroleum Corp.	5.375%	1/1/32	3,372	3,348
Occidental Petroleum Corp.	5.550%	10/1/34	9,145	8,974
Occidental Petroleum Corp.	6.450%	9/15/36	24,561	25,146
Occidental Petroleum Corp.	7.950%	6/15/39	5,702	6,430
Occidental Petroleum Corp.	6.200%	3/15/40	6,651	6,486
Occidental Petroleum Corp.	6.600%	3/15/46	14,271	14,075
Occidental Petroleum Corp.	4.400%	4/15/46	8,801	6,467
Occidental Petroleum Corp.	4.200%	3/15/48	5,540	3,797
Occidental Petroleum Corp.	6.050%	10/1/54	13,225	12,110
ONEOK Inc.	4.850%	7/15/26	7,243	7,256
ONEOK Inc.	5.550%	11/1/26	6,329	6,415
ONEOK Inc.	4.000%	7/13/27	15,219	15,126
ONEOK Inc.	4.250%	9/24/27	14,881	14,861
ONEOK Inc.	4.550%	7/15/28	14,676	14,724
ONEOK Inc.	5.650%	11/1/28	5,590	5,792
ONEOK Inc.	4.350%	3/15/29	13,287	13,189
ONEOK Inc.	5.375%	6/1/29	7,150	7,302
ONEOK Inc.	3.400%	9/1/29	15,434	14,737
ONEOK Inc.	3.100%	3/15/30	15,520	14,509
ONEOK Inc.	3.250%	6/1/30	3,552	3,329
ONEOK Inc.	5.800%	11/1/30	9,896	10,361
ONEOK Inc.	6.350%	1/15/31	4,211	4,502
ONEOK Inc.	4.750%	10/15/31	10,135	10,048
ONEOK Inc.	6.050%	9/1/33	12,525	13,152
ONEOK Inc.	5.650%	9/1/34	11,925	12,083
ONEOK Inc.	5.050%	11/1/34	26,950	26,230
ONEOK Inc.	6.000%	6/15/35	1,915	1,989
ONEOK Inc.	5.600%	4/1/44	14,830	13,528
ONEOK Inc.	5.050%	4/1/45	6,070	5,152
ONEOK Inc.	4.250%	9/15/46	6,453	4,910
ONEOK Inc.	5.450%	6/1/47	9,960	8,845
ONEOK Inc.	4.950%	7/13/47	12,418	10,416
ONEOK Inc.	4.200%	10/3/47	13,586	10,217
ONEOK Inc.	5.200%	7/15/48	10,753	9,358
ONEOK Inc.	4.850%	2/1/49	7,610	6,193
ONEOK Inc.	4.450%	9/1/49	11,752	9,035
ONEOK Inc.	3.950%	3/1/50	8,775	6,249
ONEOK Inc.	4.500%	3/15/50	6,406	4,937
ONEOK Inc.	7.150%	1/15/51	8,737	9,407
ONEOK Inc.	6.625%	9/1/53	21,935	22,809
ONEOK Inc.	5.700%	11/1/54	9,170	8,459
ONEOK Inc.	5.850%	11/1/64	10,210	9,477
ONEOK Partners LP	6.650%	10/1/36	10,026	10,771
ONEOK Partners LP	6.850%	10/15/37	3,971	4,336
ONEOK Partners LP	6.125%	2/1/41	7,699	7,701
ONEOK Partners LP	6.200%	9/15/43	4,186	4,168
Ovintiv Inc.	5.650%	5/15/28	10,363	10,656
Ovintiv Inc.	7.375%	11/1/31	6,666	7,284
Ovintiv Inc.	6.250%	7/15/33	5,563	5,742
Ovintiv Inc.	6.500%	8/15/34	1,717	1,783
Ovintiv Inc.	6.625%	8/15/37	14,799	15,133
Ovintiv Inc.	6.500%	2/1/38	5,295	5,337
Ovintiv Inc.	7.100%	7/15/53	5,845	6,049
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,425	6,222
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,753	4,684
Patterson-UTI Energy Inc.	7.150%	10/1/33	8,035	8,226

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	3.900%	3/15/28	11,252	11,137
	Phillips 66	2.150%	12/15/30	21,118	18,604
	Phillips 66	4.650%	11/15/34	11,055	10,552
	Phillips 66	5.875%	5/1/42	3,643	3,623
	Phillips 66	4.875%	11/15/44	20,757	18,030
	Phillips 66 Co.	3.550%	10/1/26	3,238	3,203
	Phillips 66 Co.	4.950%	12/1/27	4,048	4,110
	Phillips 66 Co.	3.750%	3/1/28	7,294	7,187
	Phillips 66 Co.	3.150%	12/15/29	10,866	10,299
	Phillips 66 Co.	5.250%	6/15/31	12,295	12,636
	Phillips 66 Co.	5.300%	6/30/33	14,915	15,090
	Phillips 66 Co.	4.950%	3/15/35	5,849	5,673
	Phillips 66 Co.	4.680%	2/15/45	8,390	7,041
	Phillips 66 Co.	4.900%	10/1/46	6,073	5,135
	Pioneer Natural Resources Co.	1.900%	8/15/30	20,501	18,177
	Pioneer Natural Resources Co.	2.150%	1/15/31	13,088	11,624
	Plains All American Pipeline LP	4.500%	12/15/26	12,745	12,764
	Plains All American Pipeline LP	3.550%	12/15/29	12,722	12,157
	Plains All American Pipeline LP	3.800%	9/15/30	10,922	10,440
	Plains All American Pipeline LP	5.700%	9/15/34	2,175	2,214
	Plains All American Pipeline LP	5.950%	6/15/35	17,640	18,139
	Plains All American Pipeline LP	6.650%	1/15/37	4,174	4,509
	Plains All American Pipeline LP	5.150%	6/1/42	8,715	7,769
	Plains All American Pipeline LP	4.300%	1/31/43	1,370	1,088
	Plains All American Pipeline LP	4.700%	6/15/44	10,760	8,940
	Plains All American Pipeline LP	4.900%	2/15/45	8,276	7,056
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	28,844	29,016
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	26,009	25,879
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	35,285	35,217
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	9,007	9,432
[8]	Schlumberger Holdings Corp.	2.650%	6/26/30	19,760	18,214
[3]	Shell Finance US Inc.	2.375%	11/7/29	28,325	26,345
[3]	Shell Finance US Inc.	2.750%	4/6/30	22,312	20,930
[3]	Shell Finance US Inc.	4.125%	5/11/35	5,029	4,752
[3]	Shell Finance US Inc.	4.550%	8/12/43	17,959	15,855
[3]	Shell Finance US Inc.	4.375%	5/11/45	40,107	33,946
[3]	Shell Finance US Inc.	4.000%	5/10/46	31,249	24,897
[3]	Shell Finance US Inc.	3.750%	9/12/46	11,723	9,025
[3]	Shell Finance US Inc.	3.250%	4/6/50	23,287	15,947
	Shell International Finance BV	2.500%	9/12/26	13,768	13,532
	Shell International Finance BV	3.875%	11/13/28	14,499	14,455
	Shell International Finance BV	6.375%	12/15/38	38,470	42,732
	Shell International Finance BV	5.500%	3/25/40	14,025	14,290
	Shell International Finance BV	2.875%	11/26/41	7,276	5,244
	Shell International Finance BV	3.125%	11/7/49	21,765	14,568
	Shell International Finance BV	3.000%	11/26/51	13,062	8,406
[8]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	6,645	6,692
[8]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	10,950	10,985
[8]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	17,945	17,748
[8]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	9,865	9,377
	Spectra Energy Partners LP	3.375%	10/15/26	14,544	14,342
	Spectra Energy Partners LP	4.500%	3/15/45	13,947	11,468
	Suncor Energy Inc.	7.150%	2/1/32	8,868	9,792
	Suncor Energy Inc.	5.950%	12/1/34	5,102	5,290
	Suncor Energy Inc.	6.800%	5/15/38	7,951	8,599
	Suncor Energy Inc.	6.500%	6/15/38	1,805	1,921
	Suncor Energy Inc.	4.000%	11/15/47	10,509	7,779
	Suncor Energy Inc.	3.750%	3/4/51	25,829	18,133
	Targa Resources Corp.	6.150%	3/1/29	17,595	18,510
	Targa Resources Corp.	4.900%	9/15/30	7,075	7,138
	Targa Resources Corp.	4.200%	2/1/33	12,375	11,596
	Targa Resources Corp.	6.125%	3/15/33	11,764	12,409
	Targa Resources Corp.	6.500%	3/30/34	3,200	3,441
	Targa Resources Corp.	5.500%	2/15/35	36,030	36,173
	Targa Resources Corp.	5.550%	8/15/35	10,949	11,004
	Targa Resources Corp.	5.650%	2/15/36	5,000	5,046
	Targa Resources Corp.	6.250%	7/1/52	6,440	6,379
	Targa Resources Corp.	6.500%	2/15/53	12,410	12,740
	Targa Resources Corp.	6.125%	5/15/55	11,839	11,593
	Targa Resources Partners LP	6.500%	7/15/27	4,075	4,078

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	5.000%	1/15/28	9,763	9,770
	Targa Resources Partners LP	6.875%	1/15/29	6,760	6,898
	Targa Resources Partners LP	5.500%	3/1/30	10,622	10,775
	Targa Resources Partners LP	4.875%	2/1/31	11,383	11,286
	Targa Resources Partners LP	4.000%	1/15/32	21,000	19,544
	TC PipeLines LP	3.900%	5/25/27	6,143	6,070
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,400	1,458
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	5,245	5,643
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	2,184	2,526
	Texas Eastern Transmission LP	7.000%	7/15/32	7,795	8,633
	TotalEnergies Capital International SA	3.455%	2/19/29	16,875	16,497
	TotalEnergies Capital International SA	2.829%	1/10/30	17,433	16,515
	TotalEnergies Capital International SA	2.986%	6/29/41	9,311	6,868
	TotalEnergies Capital International SA	3.461%	7/12/49	12,046	8,548
	TotalEnergies Capital International SA	3.127%	5/29/50	37,259	24,601
	TotalEnergies Capital International SA	3.386%	6/29/60	5,265	3,458
	TotalEnergies Capital SA	3.883%	10/11/28	9,393	9,349
	TotalEnergies Capital SA	5.150%	4/5/34	16,135	16,527
	TotalEnergies Capital SA	4.724%	9/10/34	41,965	41,693
	TotalEnergies Capital SA	5.488%	4/5/54	24,132	23,222
	TotalEnergies Capital SA	5.275%	9/10/54	12,280	11,503
	TotalEnergies Capital SA	5.638%	4/5/64	18,600	18,029
	TotalEnergies Capital SA	5.425%	9/10/64	36,240	33,897
	TransCanada PipeLines Ltd.	4.250%	5/15/28	16,081	16,031
	TransCanada PipeLines Ltd.	4.100%	4/15/30	18,184	17,818
	TransCanada PipeLines Ltd.	4.625%	3/1/34	22,972	22,020
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,682	4,768
	TransCanada PipeLines Ltd.	5.850%	3/15/36	7,711	7,949
	TransCanada PipeLines Ltd.	6.200%	10/15/37	30,410	31,883
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,503	6,245
	TransCanada PipeLines Ltd.	6.100%	6/1/40	15,706	16,304
	TransCanada PipeLines Ltd.	7.000%	6/1/65	23,055	23,110
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	9,286	9,199
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	22,233	20,978
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,575	3,431
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	4,539	3,861
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	9,636	8,088
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,318	4,791
	Valero Energy Corp.	2.150%	9/15/27	7,525	7,177
	Valero Energy Corp.	5.150%	2/15/30	1,585	1,617
	Valero Energy Corp.	2.800%	12/1/31	7,001	6,238
	Valero Energy Corp.	7.500%	4/15/32	9,387	10,737
	Valero Energy Corp.	6.625%	6/15/37	21,228	22,876
	Valero Energy Corp.	4.900%	3/15/45	9,750	8,555
	Valero Energy Partners LP	4.500%	3/15/28	7,667	7,683
	Western Midstream Operating LP	4.500%	3/1/28	2,343	2,329
	Western Midstream Operating LP	4.050%	2/1/30	16,422	15,801
	Western Midstream Operating LP	6.150%	4/1/33	3,720	3,868
	Western Midstream Operating LP	5.450%	11/15/34	9,430	9,250
	Western Midstream Operating LP	5.450%	4/1/44	9,136	7,951
	Western Midstream Operating LP	5.300%	3/1/48	10,600	8,868
	Western Midstream Operating LP	5.500%	8/15/48	2,927	2,504
	Western Midstream Operating LP	5.250%	2/1/50	18,220	15,347
	Williams Cos. Inc.	3.750%	6/15/27	20,954	20,718
	Williams Cos. Inc.	5.300%	8/15/28	9,620	9,886
	Williams Cos. Inc.	4.800%	11/15/29	9,140	9,255
	Williams Cos. Inc.	4.625%	6/30/30	6,625	6,631
	Williams Cos. Inc.	3.500%	11/15/30	15,013	14,198
[3]	Williams Cos. Inc.	7.500%	1/15/31	535	605
	Williams Cos. Inc.	2.600%	3/15/31	22,080	19,787
	Williams Cos. Inc.	4.650%	8/15/32	6,602	6,477
	Williams Cos. Inc.	5.650%	3/15/33	9,010	9,363
	Williams Cos. Inc.	5.150%	3/15/34	13,425	13,409
	Williams Cos. Inc.	5.600%	3/15/35	11,552	11,878
	Williams Cos. Inc.	5.300%	9/30/35	9,525	9,535
	Williams Cos. Inc.	6.300%	4/15/40	19,390	20,608
	Williams Cos. Inc.	5.800%	11/15/43	5,080	5,036
	Williams Cos. Inc.	5.400%	3/4/44	8,367	7,861
	Williams Cos. Inc.	5.750%	6/24/44	8,929	8,768
	Williams Cos. Inc.	4.900%	1/15/45	10,076	8,847

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.100%	9/15/45	16,698	15,142
	Williams Cos. Inc.	4.850%	3/1/48	11,747	10,175
	Williams Cos. Inc.	3.500%	10/15/51	5,352	3,669
	Williams Cos. Inc.	5.300%	8/15/52	8,455	7,723
	Williams Cos. Inc.	5.800%	11/15/54	10,360	10,124
	Williams Cos. Inc.	6.000%	3/15/55	5,830	5,832
	Woodside Finance Ltd.	4.900%	5/19/28	7,650	7,697
	Woodside Finance Ltd.	5.400%	5/19/30	18,783	19,040
	Woodside Finance Ltd.	5.700%	5/19/32	7,025	7,150
	Woodside Finance Ltd.	5.100%	9/12/34	16,250	15,670
	Woodside Finance Ltd.	6.000%	5/19/35	15,327	15,654
	Woodside Finance Ltd.	5.700%	9/12/54	12,075	10,901
					6,474,341
Financials (7.4%)
	ACE Capital Trust II	9.700%	4/1/30	3,306	3,944
[3]	Aegon Ltd.	5.500%	4/11/48	6,909	6,940
	AerCap Ireland Capital DAC	2.450%	10/29/26	49,367	48,098
	AerCap Ireland Capital DAC	6.100%	1/15/27	4,027	4,117
	AerCap Ireland Capital DAC	3.650%	7/21/27	46,959	46,271
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,918	4,938
	AerCap Ireland Capital DAC	3.875%	1/23/28	21,296	20,970
	AerCap Ireland Capital DAC	4.875%	4/1/28	10,250	10,356
	AerCap Ireland Capital DAC	5.750%	6/6/28	12,364	12,795
	AerCap Ireland Capital DAC	3.000%	10/29/28	67,803	64,606
	AerCap Ireland Capital DAC	4.625%	9/10/29	33,680	33,689
	AerCap Ireland Capital DAC	6.150%	9/30/30	11,030	11,763
	AerCap Ireland Capital DAC	5.375%	12/15/31	10,060	10,288
	AerCap Ireland Capital DAC	3.300%	1/30/32	67,935	61,544
	AerCap Ireland Capital DAC	3.400%	10/29/33	26,922	23,724
	AerCap Ireland Capital DAC	4.950%	9/10/34	19,065	18,655
	AerCap Ireland Capital DAC	3.850%	10/29/41	21,762	17,430
	AerCap Ireland Capital DAC	6.950%	3/10/55	2,150	2,244
	AerCap Ireland Capital DAC	6.500%	1/31/56	2,000	2,005
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,092	9,467
	Affiliated Managers Group Inc.	5.500%	8/20/34	4,925	4,914
	Aflac Inc.	2.875%	10/15/26	6,136	6,033
	Aflac Inc.	3.600%	4/1/30	22,700	22,047
	Aflac Inc.	4.000%	10/15/46	3,500	2,742
	Aflac Inc.	4.750%	1/15/49	5,633	4,880
	Air Lease Corp.	1.875%	8/15/26	11,931	11,601
	Air Lease Corp.	2.200%	1/15/27	10,460	10,130
	Air Lease Corp.	3.625%	4/1/27	2,622	2,593
	Air Lease Corp.	3.625%	12/1/27	15,570	15,333
	Air Lease Corp.	5.850%	12/15/27	10,000	10,346
	Air Lease Corp.	2.100%	9/1/28	7,853	7,321
	Air Lease Corp.	4.625%	10/1/28	9,076	9,133
	Air Lease Corp.	3.250%	10/1/29	8,115	7,729
[3]	Air Lease Corp.	3.000%	2/1/30	1,465	1,371
	Air Lease Corp.	3.125%	12/1/30	5,633	5,206
[3]	Air Lease Corp.	5.200%	7/15/31	5,045	5,157
[3]	Air Lease Corp.	2.875%	1/15/32	12,170	10,826
	Alleghany Corp.	4.900%	9/15/44	6,055	5,520
	Alleghany Corp.	3.250%	8/15/51	6,440	4,321
	Allstate Corp.	3.280%	12/15/26	715	705
	Allstate Corp.	5.050%	6/24/29	5,003	5,134
	Allstate Corp.	1.450%	12/15/30	9,991	8,519
	Allstate Corp.	5.250%	3/30/33	5,650	5,791
	Allstate Corp.	5.350%	6/1/33	2,340	2,420
	Allstate Corp.	5.550%	5/9/35	9,821	10,203
	Allstate Corp.	5.950%	4/1/36	3,763	4,008
	Allstate Corp.	4.500%	6/15/43	10,625	9,225
	Allstate Corp.	4.200%	12/15/46	9,076	7,412
	Allstate Corp.	3.850%	8/10/49	16,666	12,740
[3]	Allstate Corp.	6.500%	5/15/57	6,951	7,126
	Ally Financial Inc.	4.750%	6/9/27	7,503	7,546
	Ally Financial Inc.	7.100%	11/15/27	3,748	3,951
	Ally Financial Inc.	2.200%	11/2/28	11,850	10,935
	Ally Financial Inc.	5.737%	5/15/29	1,850	1,884
	Ally Financial Inc.	6.992%	6/13/29	1,683	1,770

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Financial Inc.	8.000%	11/1/31	24,946	28,407
	Ally Financial Inc.	8.000%	11/1/31	7,988	9,027
	American Express Co.	1.650%	11/4/26	16,102	15,574
	American Express Co.	2.550%	3/4/27	33,767	32,887
	American Express Co.	3.300%	5/3/27	33,600	33,089
	American Express Co.	5.389%	7/28/27	14,235	14,374
	American Express Co.	5.098%	2/16/28	14,024	14,185
	American Express Co.	5.043%	7/26/28	8,480	8,599
	American Express Co.	4.731%	4/25/29	17,550	17,741
	American Express Co.	5.282%	7/27/29	14,871	15,292
	American Express Co.	5.532%	4/25/30	20,653	21,470
	American Express Co.	5.085%	1/30/31	10,500	10,739
	American Express Co.	5.016%	4/25/31	20,285	20,720
	American Express Co.	6.489%	10/30/31	28,500	31,055
	American Express Co.	4.989%	5/26/33	10,215	10,235
	American Express Co.	4.420%	8/3/33	20,599	20,089
	American Express Co.	5.043%	5/1/34	25,104	25,326
	American Express Co.	5.625%	7/28/34	8,305	8,503
	American Express Co.	5.915%	4/25/35	7,660	8,005
	American Express Co.	5.284%	7/26/35	22,774	23,076
	American Express Co.	5.442%	1/30/36	29,530	30,135
	American Express Co.	5.667%	4/25/36	22,250	23,049
	American Express Co.	4.050%	12/3/42	13,540	11,457
[3]	American Express Credit Corp.	3.300%	5/3/27	200	197
	American Financial Group Inc.	5.250%	4/2/30	6,184	6,399
	American Financial Group Inc.	4.500%	6/15/47	6,185	5,013
	American International Group Inc.	3.400%	6/30/30	12,270	11,675
	American International Group Inc.	5.125%	3/27/33	6,237	6,341
	American International Group Inc.	3.875%	1/15/35	5,231	4,779
	American International Group Inc.	5.450%	5/7/35	8,000	8,196
	American International Group Inc.	4.750%	4/1/48	23,214	20,592
	American International Group Inc.	4.375%	6/30/50	13,222	11,064
	American National Group Inc.	5.000%	6/15/27	6,926	6,956
	American National Group Inc.	5.750%	10/1/29	4,360	4,466
	American National Group Inc.	6.000%	7/15/35	9,150	9,190
	Ameriprise Financial Inc.	2.875%	9/15/26	11,646	11,476
	Ameriprise Financial Inc.	5.700%	12/15/28	6,480	6,789
	Ameriprise Financial Inc.	4.500%	5/13/32	6,460	6,410
	Ameriprise Financial Inc.	5.150%	5/15/33	7,125	7,306
	Ameriprise Financial Inc.	5.200%	4/15/35	20,565	20,708
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	4,320	4,060
[3]	Aon Corp.	8.205%	1/1/27	2,643	2,783
	Aon Corp.	2.850%	5/28/27	5,034	4,908
	Aon Corp.	4.500%	12/15/28	10,319	10,379
	Aon Corp.	3.750%	5/2/29	11,745	11,495
	Aon Corp.	2.800%	5/15/30	23,781	22,046
	Aon Corp.	5.350%	2/28/33	3,420	3,522
	Aon Corp.	6.250%	9/30/40	5,850	6,211
	Aon Corp.	2.900%	8/23/51	7,894	4,879
	Aon Corp.	3.900%	2/28/52	12,635	9,355
	Aon Global Ltd.	4.600%	6/14/44	12,097	10,489
	Aon Global Ltd.	4.750%	5/15/45	3,507	3,068
	Aon North America Inc.	5.125%	3/1/27	3,957	4,006
	Aon North America Inc.	5.150%	3/1/29	12,490	12,793
	Aon North America Inc.	5.300%	3/1/31	8,670	8,971
	Aon North America Inc.	5.450%	3/1/34	39,807	40,890
	Aon North America Inc.	5.750%	3/1/54	45,737	45,078
	Apollo Debt Solutions BDC	6.900%	4/13/29	21,885	22,830
	Apollo Debt Solutions BDC	6.700%	7/29/31	9,302	9,656
[8]	Apollo Debt Solutions BDC	6.550%	3/15/32	5,300	5,421
	Apollo Global Management Inc.	6.375%	11/15/33	6,875	7,511
	Apollo Global Management Inc.	5.800%	5/21/54	10,800	10,680
	Apollo Global Management Inc.	6.000%	12/15/54	5,755	5,631
	Arch Capital Finance LLC	4.011%	12/15/26	11,601	11,550
	Arch Capital Finance LLC	5.031%	12/15/46	4,762	4,310
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,278
	Arch Capital Group Ltd.	3.635%	6/30/50	12,970	9,478
	Arch Capital Group US Inc.	5.144%	11/1/43	5,983	5,571
	Ares Capital Corp.	2.150%	7/15/26	30,655	29,870
	Ares Capital Corp.	7.000%	1/15/27	11,696	12,073

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.875%	6/15/27	2,338	2,260
	Ares Capital Corp.	2.875%	6/15/28	6,579	6,200
	Ares Capital Corp.	5.875%	3/1/29	19,105	19,473
	Ares Capital Corp.	5.950%	7/15/29	14,523	14,862
	Ares Capital Corp.	5.500%	9/1/30	11,870	11,830
	Ares Capital Corp.	3.200%	11/15/31	7,065	6,156
[3]	Ares Capital Corp.	5.800%	3/8/32	13,035	12,983
	Ares Management Corp.	5.600%	10/11/54	6,250	5,905
	Ares Strategic Income Fund	5.700%	3/15/28	13,560	13,665
[8]	Ares Strategic Income Fund	5.450%	9/9/28	5,275	5,276
	Ares Strategic Income Fund	6.350%	8/15/29	10,520	10,787
	Ares Strategic Income Fund	5.600%	2/15/30	5,040	5,027
[8]	Ares Strategic Income Fund	5.800%	9/9/30	8,250	8,277
	Ares Strategic Income Fund	6.200%	3/21/32	12,760	12,820
	Arthur J Gallagher & Co.	4.600%	12/15/27	2,550	2,570
	Arthur J Gallagher & Co.	4.850%	12/15/29	3,672	3,726
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,560	5,743
	Arthur J Gallagher & Co.	5.000%	2/15/32	2,365	2,397
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,245	5,414
	Arthur J Gallagher & Co.	6.500%	2/15/34	6,025	6,604
	Arthur J Gallagher & Co.	5.450%	7/15/34	3,698	3,787
	Arthur J Gallagher & Co.	5.150%	2/15/35	11,830	11,837
	Arthur J Gallagher & Co.	3.500%	5/20/51	12,195	8,477
	Arthur J Gallagher & Co.	3.050%	3/9/52	6,410	4,042
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,910	8,745
	Arthur J Gallagher & Co.	5.750%	7/15/54	6,780	6,647
	Arthur J Gallagher & Co.	5.550%	2/15/55	14,540	13,951
	Associated Banc-Corp.	6.455%	8/29/30	5,655	5,807
	Assurant Inc.	4.900%	3/27/28	3,874	3,904
	Assurant Inc.	3.700%	2/22/30	5,146	4,897
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	4,690	4,930
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	6,231	5,756
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	5,934	4,045
	Athene Holding Ltd.	4.125%	1/12/28	12,739	12,613
	Athene Holding Ltd.	6.150%	4/3/30	18,460	19,588
	Athene Holding Ltd.	3.500%	1/15/31	12,361	11,633
	Athene Holding Ltd.	5.875%	1/15/34	11,995	12,416
	Athene Holding Ltd.	3.950%	5/25/51	6,659	4,700
	Athene Holding Ltd.	3.450%	5/15/52	9,886	6,299
	Athene Holding Ltd.	6.250%	4/1/54	17,355	17,113
	Athene Holding Ltd.	6.625%	10/15/54	8,695	8,562
	Athene Holding Ltd.	6.625%	5/19/55	6,370	6,548
	Athene Holding Ltd.	6.875%	6/28/55	7,800	7,759
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	16,745	16,829
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	10,615	10,784
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	14,850	15,100
	AXA SA	8.600%	12/15/30	11,754	13,998
	AXIS Specialty Finance LLC	3.900%	7/15/29	4,130	4,020
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,268	3,147
	AXIS Specialty Finance plc	4.000%	12/6/27	15,699	15,540
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,258	3,157
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	6,400	6,346
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	9,230	9,542
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	11,575	13,144
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	14,425	15,006
	Banco Santander SA	5.179%	11/19/25	21,783	21,808
	Banco Santander SA	4.250%	4/11/27	14,687	14,650
	Banco Santander SA	5.294%	8/18/27	9,127	9,278
	Banco Santander SA	6.527%	11/7/27	22,005	22,597
	Banco Santander SA	3.800%	2/23/28	18,630	18,304
	Banco Santander SA	5.552%	3/14/28	13,555	13,773
	Banco Santander SA	4.175%	3/24/28	21,290	21,160
	Banco Santander SA	4.379%	4/12/28	21,341	21,279
[3]	Banco Santander SA	5.365%	7/15/28	11,515	11,722
	Banco Santander SA	5.588%	8/8/28	23,986	24,773
	Banco Santander SA	6.607%	11/7/28	38,490	41,046
	Banco Santander SA	3.306%	6/27/29	16,985	16,292
	Banco Santander SA	5.538%	3/14/30	12,860	13,243
	Banco Santander SA	3.490%	5/28/30	13,579	12,898
	Banco Santander SA	2.749%	12/3/30	22,502	20,043

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	2.958%	3/25/31	10,143	9,264
	Banco Santander SA	5.439%	7/15/31	9,895	10,277
	Banco Santander SA	6.921%	8/8/33	32,419	35,122
	Banco Santander SA	6.938%	11/7/33	24,555	27,740
	Banco Santander SA	6.350%	3/14/34	20,960	21,934
	Banco Santander SA	6.033%	1/17/35	11,825	12,455
[3]	Bank of America Corp.	4.450%	3/3/26	1	1
[3]	Bank of America Corp.	4.827%	7/22/26	26	26
	Bank of America Corp.	6.220%	9/15/26	4,782	4,881
[3]	Bank of America Corp.	4.250%	10/22/26	38,127	38,060
	Bank of America Corp.	1.734%	7/22/27	54,984	53,450
	Bank of America Corp.	5.933%	9/15/27	26,070	26,525
[3]	Bank of America Corp.	3.248%	10/21/27	50,653	49,691
[3]	Bank of America Corp.	4.183%	11/25/27	58,708	58,492
[3]	Bank of America Corp.	3.824%	1/20/28	35,068	34,769
[3]	Bank of America Corp.	2.551%	2/4/28	12,023	11,686
[3]	Bank of America Corp.	3.705%	4/24/28	47,070	46,521
	Bank of America Corp.	4.376%	4/27/28	23,678	23,673
[3]	Bank of America Corp.	3.593%	7/21/28	70,442	69,353
[3]	Bank of America Corp.	4.948%	7/22/28	10,618	10,740
	Bank of America Corp.	6.204%	11/10/28	500	520
[3]	Bank of America Corp.	3.419%	12/20/28	110,377	107,871
[3]	Bank of America Corp.	3.970%	3/5/29	27,972	27,657
	Bank of America Corp.	5.202%	4/25/29	41,077	41,979
	Bank of America Corp.	4.623%	5/9/29	30,997	31,200
[3]	Bank of America Corp.	2.087%	6/14/29	63,219	59,259
[3]	Bank of America Corp.	4.271%	7/23/29	94,408	94,146
	Bank of America Corp.	5.819%	9/15/29	35,320	36,818
[3]	Bank of America Corp.	3.194%	7/23/30	32,202	30,656
[3]	Bank of America Corp.	2.884%	10/22/30	10,041	9,396
[3]	Bank of America Corp.	2.496%	2/13/31	95,948	87,654
[3]	Bank of America Corp.	2.592%	4/29/31	65,084	59,516
[3]	Bank of America Corp.	1.898%	7/23/31	6,266	5,503
[3]	Bank of America Corp.	1.922%	10/24/31	31,165	27,166
	Bank of America Corp.	2.687%	4/22/32	111,244	99,886
	Bank of America Corp.	2.299%	7/21/32	61,098	53,236
	Bank of America Corp.	2.572%	10/20/32	53,506	47,098
[3]	Bank of America Corp.	2.972%	2/4/33	9,170	8,210
	Bank of America Corp.	4.571%	4/27/33	23,935	23,539
[3]	Bank of America Corp.	5.015%	7/22/33	20,300	20,540
	Bank of America Corp.	5.288%	4/25/34	86,642	88,407
	Bank of America Corp.	5.872%	9/15/34	16,661	17,584
	Bank of America Corp.	5.468%	1/23/35	17,764	18,248
[3]	Bank of America Corp.	5.425%	8/15/35	15,587	15,578
	Bank of America Corp.	5.518%	10/25/35	55,113	54,977
	Bank of America Corp.	5.511%	1/24/36	79,980	82,258
	Bank of America Corp.	5.744%	2/12/36	30,515	30,998
	Bank of America Corp.	2.482%	9/21/36	34,311	29,082
	Bank of America Corp.	6.110%	1/29/37	35,211	37,203
	Bank of America Corp.	3.846%	3/8/37	18,600	17,016
[3]	Bank of America Corp.	4.244%	4/24/38	40,204	36,622
	Bank of America Corp.	7.750%	5/14/38	22,738	27,151
[3]	Bank of America Corp.	4.078%	4/23/40	42,492	36,903
[3]	Bank of America Corp.	2.676%	6/19/41	82,660	58,908
[3]	Bank of America Corp.	5.875%	2/7/42	20,474	21,395
	Bank of America Corp.	3.311%	4/22/42	53,624	41,167
[3]	Bank of America Corp.	5.000%	1/21/44	14,620	13,814
[3]	Bank of America Corp.	4.875%	4/1/44	9,583	8,877
[3]	Bank of America Corp.	4.750%	4/21/45	11,957	10,607
[3]	Bank of America Corp.	4.330%	3/15/50	42,019	34,894
[3]	Bank of America Corp.	4.083%	3/20/51	114,520	91,034
[3]	Bank of America Corp.	2.831%	10/24/51	5,755	3,598
[3]	Bank of America Corp.	3.483%	3/13/52	7,545	5,379
	Bank of America Corp.	2.972%	7/21/52	34,175	22,073
	Bank of America NA	5.526%	8/18/26	31,518	31,967
[3]	Bank of America NA	6.000%	10/15/36	21,210	22,403
[3]	Bank of Montreal	2.650%	3/8/27	18,830	18,382
	Bank of Montreal	5.370%	6/4/27	720	735
	Bank of Montreal	4.567%	9/10/27	7,920	7,936
[3]	Bank of Montreal	4.700%	9/14/27	8,841	8,925

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.203%	2/1/28	3,756	3,844
	Bank of Montreal	5.717%	9/25/28	13,183	13,742
	Bank of Montreal	5.511%	6/4/31	14,055	14,694
[3]	Bank of Montreal	3.803%	12/15/32	29,293	28,532
	Bank of Montreal	3.088%	1/10/37	15,025	13,039
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	19,185	18,828
[3]	Bank of New York Mellon Corp.	1.050%	10/15/26	640	615
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,489	8,233
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,538	28,148
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,319	10,151
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	20,265	20,029
	Bank of New York Mellon Corp.	4.441%	6/9/28	5,050	5,078
[3]	Bank of New York Mellon Corp.	3.992%	6/13/28	40	40
[3]	Bank of New York Mellon Corp.	1.650%	7/14/28	8,842	8,254
	Bank of New York Mellon Corp.	4.890%	7/21/28	12,725	12,895
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	9,683	9,327
	Bank of New York Mellon Corp.	4.543%	2/1/29	13,362	13,464
	Bank of New York Mellon Corp.	4.729%	4/20/29	2,865	2,904
[3]	Bank of New York Mellon Corp.	3.850%	4/26/29	3,133	3,101
[3]	Bank of New York Mellon Corp.	3.300%	8/23/29	9,879	9,485
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	27,945	29,660
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	24,085	24,649
	Bank of New York Mellon Corp.	4.942%	2/11/31	32,740	33,415
	Bank of New York Mellon Corp.	2.500%	1/26/32	10,539	9,297
	Bank of New York Mellon Corp.	5.060%	7/22/32	45,285	46,293
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	29,901	31,716
	Bank of New York Mellon Corp.	4.706%	2/1/34	25,006	24,728
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	31,665	31,774
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	18,677	20,563
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	19,880	20,134
	Bank of New York Mellon Corp.	5.225%	11/20/35	200	203
	Bank of New York Mellon Corp.	5.316%	6/6/36	3,905	3,989
	Bank of Nova Scotia	2.700%	8/3/26	24,493	24,111
	Bank of Nova Scotia	1.300%	9/15/26	18,273	17,653
	Bank of Nova Scotia	5.350%	12/7/26	7,754	7,866
	Bank of Nova Scotia	1.950%	2/2/27	8,113	7,852
[3]	Bank of Nova Scotia	5.400%	6/4/27	5,315	5,437
	Bank of Nova Scotia	5.250%	6/12/28	14,297	14,729
	Bank of Nova Scotia	4.404%	9/8/28	6,600	6,612
	Bank of Nova Scotia	4.932%	2/14/29	7,340	7,430
[3]	Bank of Nova Scotia	5.450%	8/1/29	4,620	4,798
	Bank of Nova Scotia	4.850%	2/1/30	8,572	8,732
	Bank of Nova Scotia	5.130%	2/14/31	14,222	14,483
	Bank of Nova Scotia	2.450%	2/2/32	8,290	7,210
	Bank of Nova Scotia	4.740%	11/10/32	9,068	9,060
	Bank of Nova Scotia	5.650%	2/1/34	10,556	11,066
	Bank of Nova Scotia	4.588%	5/4/37	20,340	19,222
	Barclays plc	7.325%	11/2/26	26,360	26,579
	Barclays plc	6.496%	9/13/27	15,085	15,427
	Barclays plc	2.279%	11/24/27	1,305	1,265
	Barclays plc	4.337%	1/10/28	18,648	18,592
	Barclays plc	5.674%	3/12/28	10,563	10,765
	Barclays plc	4.836%	5/9/28	38,927	38,996
	Barclays plc	5.501%	8/9/28	14,815	15,105
	Barclays plc	4.837%	9/10/28	24,407	24,591
	Barclays plc	7.385%	11/2/28	27,871	29,587
	Barclays plc	5.086%	2/25/29	13,400	13,569
[3]	Barclays plc	4.972%	5/16/29	31,004	31,325
	Barclays plc	6.490%	9/13/29	22,891	24,189
	Barclays plc	5.690%	3/12/30	13,660	14,136
[3]	Barclays plc	5.088%	6/20/30	22,029	22,111
	Barclays plc	4.942%	9/10/30	25,537	25,725
	Barclays plc	5.367%	2/25/31	15,170	15,490
	Barclays plc	2.645%	6/24/31	29,117	26,311
	Barclays plc	2.667%	3/10/32	7,968	7,073
	Barclays plc	2.894%	11/24/32	13,764	12,188
	Barclays plc	5.746%	8/9/33	17,335	17,967
	Barclays plc	7.437%	11/2/33	57,707	65,449
	Barclays plc	6.224%	5/9/34	20,471	21,730
	Barclays plc	7.119%	6/27/34	21,676	23,651

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	6.692%	9/13/34	21,000	22,939
	Barclays plc	5.335%	9/10/35	20,674	20,531
	Barclays plc	3.564%	9/23/35	27,955	25,683
	Barclays plc	5.785%	2/25/36	25,577	26,143
	Barclays plc	3.811%	3/10/42	7,520	5,888
	Barclays plc	3.330%	11/24/42	8,667	6,425
	Barclays plc	5.250%	8/17/45	9,399	9,016
	Barclays plc	4.950%	1/10/47	25,133	22,831
	Barclays plc	6.036%	3/12/55	10,525	10,793
[8]	Barings Private Credit Corp.	6.150%	6/11/30	9,325	9,220
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	12,257	11,956
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	5,814	5,269
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	3,966	3,656
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,626	9,327
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,571	10,692
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,912	7,857
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	27,535	23,138
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	27,154	22,953
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	25,266	16,315
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	9,256	5,556
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	49,034	37,928
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,544	5,172
	BGC Group Inc.	8.000%	5/25/28	5,108	5,463
[8]	BGC Group Inc.	6.150%	4/2/30	3,214	3,260
	BlackRock Funding Inc.	4.600%	7/26/27	7,400	7,491
	BlackRock Funding Inc.	5.000%	3/14/34	13,087	13,376
	BlackRock Funding Inc.	4.900%	1/8/35	11,705	11,845
	BlackRock Funding Inc.	5.250%	3/14/54	20,326	19,519
	BlackRock Funding Inc.	5.350%	1/8/55	9,817	9,570
	Blackrock Inc.	3.200%	3/15/27	9,466	9,341
	Blackrock Inc.	3.250%	4/30/29	13,490	13,109
	Blackrock Inc.	2.400%	4/30/30	10,285	9,463
	Blackrock Inc.	1.900%	1/28/31	16,855	14,830
	Blackrock Inc.	2.100%	2/25/32	15,875	13,695
	Blackrock Inc.	4.750%	5/25/33	8,752	8,849
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,855	1,917
	Blackstone Private Credit Fund	2.625%	12/15/26	13,169	12,722
	Blackstone Private Credit Fund	3.250%	3/15/27	2,195	2,134
	Blackstone Private Credit Fund	4.950%	9/26/27	10,050	10,009
	Blackstone Private Credit Fund	7.300%	11/27/28	1,275	1,361
	Blackstone Private Credit Fund	5.950%	7/16/29	6,905	7,039
	Blackstone Private Credit Fund	5.600%	11/22/29	14,420	14,517
	Blackstone Private Credit Fund	5.250%	4/1/30	4,075	4,039
	Blackstone Private Credit Fund	6.250%	1/25/31	19,485	20,039
	Blackstone Private Credit Fund	6.000%	1/29/32	12,365	12,440
	Blackstone Private Credit Fund	6.000%	11/22/34	6,769	6,628
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	5,500	5,475
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,373	7,180
	Blackstone Secured Lending Fund	5.875%	11/15/27	13,309	13,594
	Blackstone Secured Lending Fund	5.350%	4/13/28	10,500	10,576
	Blackstone Secured Lending Fund	2.850%	9/30/28	5,476	5,098
	Blackstone Secured Lending Fund	5.300%	6/30/30	4,900	4,854
	Blue Owl Capital Corp.	3.400%	7/15/26	8,511	8,370
	Blue Owl Capital Corp.	2.625%	1/15/27	10,626	10,267
	Blue Owl Capital Corp.	2.875%	6/11/28	28,674	26,722
	Blue Owl Capital Corp.	5.950%	3/15/29	22,165	22,282
	Blue Owl Capital Corp.	6.200%	7/15/30	3,000	3,032
	Blue Owl Credit Income Corp.	7.950%	6/13/28	14,780	15,810
	Blue Owl Credit Income Corp.	6.600%	9/15/29	11,130	11,463
	Blue Owl Credit Income Corp.	5.800%	3/15/30	14,165	14,206
	Blue Owl Credit Income Corp.	6.650%	3/15/31	2,940	3,028
	Blue Owl Finance LLC	6.250%	4/18/34	12,870	13,235
	Blue Owl Finance LLC	4.125%	10/7/51	2,040	1,392
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	8,646	8,283
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	10,565	10,618
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	14,880	15,183
[3]	BPCE SA	3.375%	12/2/26	8,245	8,154
	Brighthouse Financial Inc.	5.625%	5/15/30	8,058	8,269
	Brighthouse Financial Inc.	4.700%	6/22/47	7,046	5,396
	Brighthouse Financial Inc.	3.850%	12/22/51	9,423	6,052

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Asset Management Ltd.	5.795%	4/24/35	5,150	5,287
	Brookfield Capital Finance LLC	6.087%	6/14/33	6,508	6,903
	Brookfield Finance Inc.	3.900%	1/25/28	11,659	11,522
	Brookfield Finance Inc.	4.850%	3/29/29	18,824	19,004
	Brookfield Finance Inc.	4.350%	4/15/30	11,545	11,400
	Brookfield Finance Inc.	2.724%	4/15/31	5,487	4,958
	Brookfield Finance Inc.	6.350%	1/5/34	11,609	12,458
	Brookfield Finance Inc.	5.675%	1/15/35	16,125	16,535
	Brookfield Finance Inc.	4.700%	9/20/47	6,916	5,894
	Brookfield Finance Inc.	3.500%	3/30/51	7,097	4,812
	Brookfield Finance Inc.	3.625%	2/15/52	7,033	4,843
	Brookfield Finance Inc.	5.968%	3/4/54	10,820	10,812
	Brookfield Finance Inc.	5.813%	3/3/55	7,500	7,339
	Brookfield Finance LLC	3.450%	4/15/50	15,659	10,626
	Brown & Brown Inc.	4.600%	12/23/26	6,500	6,530
	Brown & Brown Inc.	4.700%	6/23/28	2,600	2,623
	Brown & Brown Inc.	4.500%	3/15/29	8,711	8,705
	Brown & Brown Inc.	4.900%	6/23/30	2,600	2,624
	Brown & Brown Inc.	2.375%	3/15/31	18,817	16,561
	Brown & Brown Inc.	4.200%	3/17/32	4,480	4,286
	Brown & Brown Inc.	5.250%	6/23/32	1,340	1,366
	Brown & Brown Inc.	5.650%	6/11/34	4,660	4,784
	Brown & Brown Inc.	5.550%	6/23/35	12,925	13,185
	Brown & Brown Inc.	4.950%	3/17/52	7,825	6,754
	Brown & Brown Inc.	6.250%	6/23/55	13,020	13,429
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	6,865	6,950
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,765	10,628
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	8,620	8,773
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	12,745	12,766
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	16,206	16,516
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	13,891	14,579
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	11,180	11,298
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	5,510	5,671
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	7,220	7,393
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	25,730	23,952
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	18,176	19,476
	Capital One Financial Corp.	3.750%	7/28/26	38,456	38,098
	Capital One Financial Corp.	4.100%	2/9/27	34,663	34,504
	Capital One Financial Corp.	3.750%	3/9/27	46,353	45,988
	Capital One Financial Corp.	3.650%	5/11/27	17,253	17,065
	Capital One Financial Corp.	7.149%	10/29/27	7,381	7,630
	Capital One Financial Corp.	1.878%	11/2/27	15,058	14,548
	Capital One Financial Corp.	3.800%	1/31/28	53,600	52,912
	Capital One Financial Corp.	4.927%	5/10/28	11,359	11,446
	Capital One Financial Corp.	5.468%	2/1/29	9,445	9,671
	Capital One Financial Corp.	6.312%	6/8/29	8,410	8,829
	Capital One Financial Corp.	5.700%	2/1/30	24,134	24,964
	Capital One Financial Corp.	3.273%	3/1/30	16,033	15,338
[3]	Capital One Financial Corp.	7.624%	10/30/31	11,071	12,508
	Capital One Financial Corp.	2.618%	11/2/32	10,118	8,829
	Capital One Financial Corp.	5.817%	2/1/34	45,026	46,434
	Capital One Financial Corp.	6.377%	6/8/34	29,922	31,834
	Capital One Financial Corp.	6.051%	2/1/35	15,427	16,096
	Capital One Financial Corp.	6.183%	1/30/36	28,255	28,718
[3]	Capital One NA	3.450%	7/27/26	20,013	19,788
[3]	Capital One NA	4.650%	9/13/28	18,632	18,726
[3]	Capital One NA	2.700%	2/6/30	7,547	6,947
	Carlyle Secured Lending Inc.	6.750%	2/18/30	1,485	1,518
	Cboe Global Markets Inc.	3.650%	1/12/27	16,441	16,305
	Cboe Global Markets Inc.	1.625%	12/15/30	7,760	6,688
	Charles Schwab Corp.	5.875%	8/24/26	13,830	14,064
	Charles Schwab Corp.	3.200%	3/2/27	15,510	15,275
	Charles Schwab Corp.	2.450%	3/3/27	20,463	19,889
	Charles Schwab Corp.	3.300%	4/1/27	25,521	25,182
	Charles Schwab Corp.	3.200%	1/25/28	9,196	9,003
	Charles Schwab Corp.	2.000%	3/20/28	4,785	4,528
	Charles Schwab Corp.	4.000%	2/1/29	12,360	12,274
	Charles Schwab Corp.	5.643%	5/19/29	15,610	16,174
	Charles Schwab Corp.	3.250%	5/22/29	11,375	10,985
	Charles Schwab Corp.	2.750%	10/1/29	11,808	11,086

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	1.650%	3/11/31	16,400	14,096
	Charles Schwab Corp.	2.300%	5/13/31	16,187	14,401
	Charles Schwab Corp.	1.950%	12/1/31	20,226	17,297
	Charles Schwab Corp.	2.900%	3/3/32	33,504	30,131
	Charles Schwab Corp.	6.136%	8/24/34	14,137	15,288
	Chubb Corp.	6.000%	5/11/37	8,958	9,721
[3]	Chubb Corp.	6.500%	5/15/38	8,360	9,403
	Chubb INA Holdings LLC	1.375%	9/15/30	19,851	17,267
	Chubb INA Holdings LLC	5.000%	3/15/34	13,360	13,606
	Chubb INA Holdings LLC	6.700%	5/15/36	2,220	2,524
	Chubb INA Holdings LLC	4.150%	3/13/43	1,968	1,678
	Chubb INA Holdings LLC	4.350%	11/3/45	40,082	34,677
	Chubb INA Holdings LLC	2.850%	12/15/51	5,540	3,552
	Chubb INA Holdings LLC	3.050%	12/15/61	5,715	3,532
	CI Financial Corp.	3.200%	12/17/30	11,016	9,724
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,950	7,467
	Cincinnati Financial Corp.	6.125%	11/1/34	6,189	6,578
	Citibank NA	4.929%	8/6/26	9,995	10,064
[3]	Citibank NA	5.488%	12/4/26	31,612	32,124
	Citibank NA	4.576%	5/29/27	250	251
	Citibank NA	4.876%	11/19/27	44,541	44,820
	Citibank NA	5.803%	9/29/28	32,127	33,597
	Citibank NA	4.838%	8/6/29	11,014	11,246
[3]	Citibank NA	4.914%	5/29/30	7,750	7,898
[3]	Citibank NA	5.570%	4/30/34	27,265	28,373
	Citigroup Inc.	4.600%	3/9/26	1	1
	Citigroup Inc.	3.200%	10/21/26	66,503	65,589
	Citigroup Inc.	4.300%	11/20/26	9,421	9,405
	Citigroup Inc.	4.450%	9/29/27	61,893	61,933
[3]	Citigroup Inc.	3.887%	1/10/28	74,458	73,784
[3]	Citigroup Inc.	3.070%	2/24/28	3,875	3,791
	Citigroup Inc.	4.643%	5/7/28	12,210	12,246
	Citigroup Inc.	4.658%	5/24/28	6,852	6,879
[3]	Citigroup Inc.	3.668%	7/24/28	52,401	51,583
	Citigroup Inc.	4.125%	7/25/28	14,158	14,060
[3]	Citigroup Inc.	3.520%	10/27/28	31,397	30,746
	Citigroup Inc.	4.786%	3/4/29	25,440	25,623
[3]	Citigroup Inc.	4.075%	4/23/29	15,186	15,036
	Citigroup Inc.	5.174%	2/13/30	24,502	24,991
[3]	Citigroup Inc.	3.980%	3/20/30	23,662	23,183
	Citigroup Inc.	4.542%	9/19/30	22,670	22,558
[3]	Citigroup Inc.	2.976%	11/5/30	33,632	31,459
[3]	Citigroup Inc.	2.666%	1/29/31	36,757	33,676
[3]	Citigroup Inc.	4.412%	3/31/31	64,010	63,312
	Citigroup Inc.	4.952%	5/7/31	13,580	13,736
[3]	Citigroup Inc.	2.572%	6/3/31	5,887	5,338
	Citigroup Inc.	6.625%	6/15/32	8,026	8,751
	Citigroup Inc.	2.520%	11/3/32	16,991	14,853
	Citigroup Inc.	3.057%	1/25/33	66,852	59,771
	Citigroup Inc.	5.875%	2/22/33	8,430	8,753
	Citigroup Inc.	3.785%	3/17/33	99,142	92,503
	Citigroup Inc.	6.000%	10/31/33	16,303	17,145
	Citigroup Inc.	6.270%	11/17/33	36,564	39,381
	Citigroup Inc.	6.174%	5/25/34	11,775	12,294
	Citigroup Inc.	5.827%	2/13/35	11,044	11,258
	Citigroup Inc.	6.020%	1/24/36	13,625	13,989
	Citigroup Inc.	6.125%	8/25/36	17,223	17,834
[3]	Citigroup Inc.	3.878%	1/24/39	26,185	22,561
	Citigroup Inc.	8.125%	7/15/39	31,884	40,135
[3]	Citigroup Inc.	5.316%	3/26/41	16,705	16,308
	Citigroup Inc.	5.875%	1/30/42	11,355	11,746
	Citigroup Inc.	2.904%	11/3/42	7,355	5,215
	Citigroup Inc.	6.675%	9/13/43	7,785	8,502
	Citigroup Inc.	4.950%	11/7/43	5,019	4,447
	Citigroup Inc.	5.300%	5/6/44	24,609	23,026
	Citigroup Inc.	4.650%	7/30/45	13,783	12,108
	Citigroup Inc.	4.750%	5/18/46	49,182	42,103
[3]	Citigroup Inc.	4.281%	4/24/48	14,961	12,307
	Citigroup Inc.	4.650%	7/23/48	24,770	21,365
	Citigroup Inc.	5.612%	3/4/56	20,863	20,464

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Bank NA	4.575%	8/9/28	9,586	9,603
	Citizens Financial Group Inc.	2.850%	7/27/26	31,336	30,787
	Citizens Financial Group Inc.	5.841%	1/23/30	8,327	8,621
	Citizens Financial Group Inc.	2.500%	2/6/30	6,913	6,270
	Citizens Financial Group Inc.	3.250%	4/30/30	3,171	2,970
	Citizens Financial Group Inc.	5.253%	3/5/31	11,840	11,997
	Citizens Financial Group Inc.	5.718%	7/23/32	14,760	15,284
	Citizens Financial Group Inc.	2.638%	9/30/32	14,433	12,146
	Citizens Financial Group Inc.	6.645%	4/25/35	7,702	8,305
	CME Group Inc.	3.750%	6/15/28	4,789	4,759
	CME Group Inc.	4.400%	3/15/30	9,020	9,082
	CME Group Inc.	2.650%	3/15/32	6,657	5,962
	CME Group Inc.	5.300%	9/15/43	10,304	10,328
	CME Group Inc.	4.150%	6/15/48	5,225	4,412
	CNA Financial Corp.	3.450%	8/15/27	10,335	10,137
	CNA Financial Corp.	3.900%	5/1/29	5,138	5,036
	CNA Financial Corp.	2.050%	8/15/30	6,195	5,454
	CNA Financial Corp.	5.500%	6/15/33	5,469	5,610
	CNA Financial Corp.	5.125%	2/15/34	7,373	7,382
	CNO Financial Group Inc.	5.250%	5/30/29	9,502	9,590
	CNO Financial Group Inc.	6.450%	6/15/34	10,446	10,966
	Comerica Bank	5.332%	8/25/33	5,865	5,700
	Comerica Inc.	4.000%	2/1/29	6,659	6,506
	Comerica Inc.	5.982%	1/30/30	10,735	10,994
	Commonwealth Bank of Australia	4.577%	11/27/26	12,235	12,322
	Commonwealth Bank of Australia	4.423%	3/14/28	10,235	10,331
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	21,588	21,429
	Cooperatieve Rabobank UA	5.500%	10/5/26	16,430	16,700
	Cooperatieve Rabobank UA	5.041%	3/5/27	2,228	2,262
	Cooperatieve Rabobank UA	4.372%	5/27/27	1,050	1,057
	Cooperatieve Rabobank UA	4.883%	1/21/28	13,500	13,784
	Cooperatieve Rabobank UA	4.800%	1/9/29	14,265	14,533
	Cooperatieve Rabobank UA	4.494%	10/17/29	13,465	13,609
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	22,936	22,574
	Cooperatieve Rabobank UA	5.750%	12/1/43	17,991	18,133
	Cooperatieve Rabobank UA	5.250%	8/4/45	20,126	19,013
	Corebridge Financial Inc.	3.650%	4/5/27	13,808	13,635
	Corebridge Financial Inc.	3.850%	4/5/29	19,852	19,458
	Corebridge Financial Inc.	3.900%	4/5/32	20,052	18,822
	Corebridge Financial Inc.	6.050%	9/15/33	5,825	6,130
	Corebridge Financial Inc.	5.750%	1/15/34	12,049	12,520
	Corebridge Financial Inc.	4.350%	4/5/42	9,320	7,813
	Corebridge Financial Inc.	4.400%	4/5/52	20,696	16,555
	Corebridge Financial Inc.	6.875%	12/15/52	12,840	13,238
	Corebridge Financial Inc.	6.375%	9/15/54	10,465	10,440
	Credit Suisse USA LLC	7.125%	7/15/32	19,301	21,966
	Deutsche Bank AG	2.129%	11/24/26	30,032	29,729
	Deutsche Bank AG	7.146%	7/13/27	17,185	17,623
	Deutsche Bank AG	2.311%	11/16/27	27,539	26,722
	Deutsche Bank AG	2.552%	1/7/28	8,482	8,238
	Deutsche Bank AG	5.706%	2/8/28	7,225	7,346
	Deutsche Bank AG	6.720%	1/18/29	44,309	46,520
	Deutsche Bank AG	6.819%	11/20/29	19,720	21,024
	Deutsche Bank AG	4.999%	9/11/30	15,900	16,003
	Deutsche Bank AG	5.297%	5/9/31	14,150	14,372
	Deutsche Bank AG	5.882%	7/8/31	4,617	4,733
[3]	Deutsche Bank AG	3.547%	9/18/31	10,636	9,940
	Deutsche Bank AG	3.729%	1/14/32	17,869	16,355
	Deutsche Bank AG	3.035%	5/28/32	12,000	10,764
	Deutsche Bank AG	4.875%	12/1/32	17,312	17,116
	Deutsche Bank AG	3.742%	1/7/33	17,234	15,492
	Deutsche Bank AG	7.079%	2/10/34	10,464	11,155
	Deutsche Bank AG	5.403%	9/11/35	24,215	24,080
	Eaton Vance Corp.	3.500%	4/6/27	4,655	4,595
	Enact Holdings Inc.	6.250%	5/28/29	10,755	11,161
	Enstar Finance LLC	5.500%	1/15/42	8,128	7,995
	Enstar Group Ltd.	4.950%	6/1/29	6,420	6,461
	Enstar Group Ltd.	3.100%	9/1/31	6,523	5,799
	Equitable Holdings Inc.	4.350%	4/20/28	20,271	20,227
	Equitable Holdings Inc.	5.594%	1/11/33	6,915	7,191

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	5.000%	4/20/48	18,656	16,484
	Equitable Holdings Inc.	6.700%	3/28/55	6,095	6,228
	Essent Group Ltd.	6.250%	7/1/29	6,925	7,172
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	5,265	4,648
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,785	8,734
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	13,005	8,059
	F&G Annuities & Life Inc.	6.500%	6/4/29	7,091	7,321
	F&G Annuities & Life Inc.	6.250%	10/4/34	7,160	7,112
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	13,157	13,275
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	7,073	7,049
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	3,820	3,547
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	10,275	10,572
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	5,025	5,244
[8]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	5,435	5,510
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	14,265	14,507
	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	7,835	7,730
[8]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	5,400	5,513
	Fidelity National Financial Inc.	4.500%	8/15/28	9,735	9,712
	Fidelity National Financial Inc.	3.400%	6/15/30	12,931	12,086
	Fidelity National Financial Inc.	2.450%	3/15/31	4,639	4,026
	Fidelity National Financial Inc.	3.200%	9/17/51	11,675	7,249
	Fifth Third Bancorp	2.550%	5/5/27	17,146	16,608
	Fifth Third Bancorp	1.707%	11/1/27	10,362	10,004
	Fifth Third Bancorp	3.950%	3/14/28	21,069	20,868
	Fifth Third Bancorp	4.055%	4/25/28	3,579	3,556
	Fifth Third Bancorp	6.339%	7/27/29	16,935	17,833
	Fifth Third Bancorp	4.772%	7/28/30	10,104	10,161
	Fifth Third Bancorp	4.895%	9/6/30	9,450	9,556
	Fifth Third Bancorp	5.631%	1/29/32	13,720	14,278
	Fifth Third Bancorp	8.250%	3/1/38	17,188	20,702
[3]	Fifth Third Bank NA	2.250%	2/1/27	8,001	7,760
	First American Financial Corp.	4.000%	5/15/30	2,461	2,359
	First American Financial Corp.	2.400%	8/15/31	9,708	8,316
	First American Financial Corp.	5.450%	9/30/34	7,320	7,192
[3]	First Horizon Bank	5.750%	5/1/30	7,270	7,439
	First Horizon Corp.	5.514%	3/7/31	10,635	10,788
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,196	6,431
	FNB Corp.	5.722%	12/11/30	5,092	5,121
	Franklin Resources Inc.	1.600%	10/30/30	21,099	18,168
	Franklin Resources Inc.	2.950%	8/12/51	6,653	4,076
	FS KKR Capital Corp.	2.625%	1/15/27	3,141	3,014
	FS KKR Capital Corp.	3.125%	10/12/28	9,990	9,157
	FS KKR Capital Corp.	6.875%	8/15/29	1,180	1,211
	FS KKR Capital Corp.	6.125%	1/15/30	18,788	18,691
	GATX Corp.	3.250%	9/15/26	4,235	4,173
	GATX Corp.	5.400%	3/15/27	1,532	1,553
	GATX Corp.	3.850%	3/30/27	14,206	14,065
	GATX Corp.	3.500%	3/15/28	7,278	7,106
	GATX Corp.	4.550%	11/7/28	10,653	10,669
	GATX Corp.	4.700%	4/1/29	5,540	5,582
	GATX Corp.	4.000%	6/30/30	5,420	5,275
	GATX Corp.	1.900%	6/1/31	5,975	5,072
	GATX Corp.	3.500%	6/1/32	6,765	6,165
	GATX Corp.	5.450%	9/15/33	6,050	6,170
	GATX Corp.	6.050%	3/15/34	280	297
	GATX Corp.	6.900%	5/1/34	9,440	10,458
	GATX Corp.	5.500%	6/15/35	4,885	4,941
	GATX Corp.	5.200%	3/15/44	2,016	1,841
	GATX Corp.	4.500%	3/30/45	1,952	1,589
	GATX Corp.	3.100%	6/1/51	7,442	4,634
	GATX Corp.	6.050%	6/5/54	16,700	16,689
	Globe Life Inc.	4.550%	9/15/28	7,062	7,097
	Globe Life Inc.	2.150%	8/15/30	6,660	5,886
	Goldman Sachs Capital I	6.345%	2/15/34	17,608	18,286
	Goldman Sachs Group Inc.	3.500%	11/16/26	71,767	70,947
	Goldman Sachs Group Inc.	5.950%	1/15/27	17,188	17,663
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,185	35,949
	Goldman Sachs Group Inc.	1.542%	9/10/27	20,764	20,050
	Goldman Sachs Group Inc.	1.948%	10/21/27	40,673	39,394
	Goldman Sachs Group Inc.	2.640%	2/24/28	28,429	27,614

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.615%	3/15/28	35,100	34,629
	Goldman Sachs Group Inc.	4.937%	4/23/28	10,705	10,794
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	37,409	36,891
	Goldman Sachs Group Inc.	4.482%	8/23/28	13,043	13,059
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	88,335	86,886
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,903	26,752
	Goldman Sachs Group Inc.	6.484%	10/24/29	16,394	17,395
	Goldman Sachs Group Inc.	3.800%	3/15/30	72,680	70,918
	Goldman Sachs Group Inc.	5.727%	4/25/30	26,670	27,761
	Goldman Sachs Group Inc.	4.692%	10/23/30	11,470	11,504
[3]	Goldman Sachs Group Inc.	5.207%	1/28/31	40,990	41,938
	Goldman Sachs Group Inc.	5.218%	4/23/31	23,437	24,033
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,274	26,208
	Goldman Sachs Group Inc.	2.615%	4/22/32	21,805	19,395
	Goldman Sachs Group Inc.	2.383%	7/21/32	21,339	18,636
	Goldman Sachs Group Inc.	2.650%	10/21/32	42,893	37,836
	Goldman Sachs Group Inc.	6.125%	2/15/33	9,613	10,510
	Goldman Sachs Group Inc.	3.102%	2/24/33	34,224	30,810
	Goldman Sachs Group Inc.	6.561%	10/24/34	2,270	2,511
	Goldman Sachs Group Inc.	5.851%	4/25/35	2,375	2,491
	Goldman Sachs Group Inc.	5.330%	7/23/35	7,190	7,275
	Goldman Sachs Group Inc.	5.016%	10/23/35	36,435	35,995
	Goldman Sachs Group Inc.	5.536%	1/28/36	80,000	82,048
	Goldman Sachs Group Inc.	6.450%	5/1/36	21,657	23,144
	Goldman Sachs Group Inc.	6.750%	10/1/37	64,932	71,249
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	64,172	55,929
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	59,244	53,381
	Goldman Sachs Group Inc.	6.250%	2/1/41	25,109	26,855
	Goldman Sachs Group Inc.	3.210%	4/22/42	30,708	22,953
	Goldman Sachs Group Inc.	2.908%	7/21/42	1,235	883
	Goldman Sachs Group Inc.	3.436%	2/24/43	2,850	2,174
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	30,160	27,106
	Goldman Sachs Group Inc.	5.150%	5/22/45	40,704	36,590
	Goldman Sachs Group Inc.	5.561%	11/19/45	40,085	39,474
	Goldman Sachs Group Inc.	5.734%	1/28/56	30,246	30,282
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	1,265	1,278
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	1,775	1,800
	Golub Capital BDC Inc.	2.500%	8/24/26	3,402	3,311
	Golub Capital BDC Inc.	2.050%	2/15/27	4,970	4,736
	Golub Capital BDC Inc.	7.050%	12/5/28	5,823	6,121
	Golub Capital BDC Inc.	6.000%	7/15/29	24,499	24,827
	Golub Capital Private Credit Fund	5.800%	9/12/29	5,895	5,891
	Golub Capital Private Credit Fund	5.875%	5/1/30	7,500	7,494
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	15,325	15,503
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	11,430	11,440
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	10,125	10,310
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,759	2,456
	Hartford Insurance Group Inc.	2.800%	8/19/29	7,917	7,446
	Hartford Insurance Group Inc.	5.950%	10/15/36	4,545	4,748
	Hartford Insurance Group Inc.	6.100%	10/1/41	6,091	6,313
	Hartford Insurance Group Inc.	4.300%	4/15/43	7,440	6,266
	Hartford Insurance Group Inc.	4.400%	3/15/48	5,309	4,449
	Hartford Insurance Group Inc.	3.600%	8/19/49	17,661	12,918
	Hartford Insurance Group Inc.	2.900%	9/15/51	5,830	3,645
	Hercules Capital Inc.	6.000%	6/16/30	9,400	9,402
[8]	HPS Corporate Lending Fund	5.300%	6/5/27	950	952
	HPS Corporate Lending Fund	5.450%	1/14/28	2,442	2,450
	HPS Corporate Lending Fund	6.750%	1/30/29	12,467	12,891
	HPS Corporate Lending Fund	6.250%	9/30/29	5,400	5,501
[8]	HPS Corporate Lending Fund	5.850%	6/5/30	7,870	7,858
	HPS Corporate Lending Fund	5.950%	4/14/32	14,808	14,731
[3]	HSBC Bank USA NA	5.875%	11/1/34	5,079	5,370
[3]	HSBC Bank USA NA	7.000%	1/15/39	10,486	12,025
	HSBC Holdings plc	7.336%	11/3/26	20,652	20,841
	HSBC Holdings plc	5.887%	8/14/27	450	456
	HSBC Holdings plc	2.251%	11/22/27	20,946	20,297
[3]	HSBC Holdings plc	4.041%	3/13/28	36,640	36,338
	HSBC Holdings plc	5.597%	5/17/28	21,355	21,763
	HSBC Holdings plc	4.755%	6/9/28	47,526	47,685
	HSBC Holdings plc	5.210%	8/11/28	26,904	27,283

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	2.013%	9/22/28	59,714	56,568
	HSBC Holdings plc	7.390%	11/3/28	23,828	25,295
	HSBC Holdings plc	5.130%	11/19/28	5,670	5,742
	HSBC Holdings plc	4.899%	3/3/29	15,585	15,713
	HSBC Holdings plc	6.161%	3/9/29	22,900	23,810
[3]	HSBC Holdings plc	4.583%	6/19/29	34,895	34,944
	HSBC Holdings plc	2.206%	8/17/29	29,639	27,601
	HSBC Holdings plc	4.950%	3/31/30	20,473	20,811
[3]	HSBC Holdings plc	3.973%	5/22/30	43,678	42,518
	HSBC Holdings plc	5.286%	11/19/30	29,825	30,464
	HSBC Holdings plc	5.130%	3/3/31	8,200	8,304
[3]	HSBC Holdings plc	2.848%	6/4/31	20,680	18,895
[3]	HSBC Holdings plc	2.357%	8/18/31	20,641	18,325
	HSBC Holdings plc	5.733%	5/17/32	13,680	14,222
[3]	HSBC Holdings plc	7.625%	5/17/32	8,235	9,053
	HSBC Holdings plc	2.804%	5/24/32	49,756	44,184
	HSBC Holdings plc	2.871%	11/22/32	42,897	37,927
[3]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,192
	HSBC Holdings plc	4.762%	3/29/33	19,732	19,288
	HSBC Holdings plc	5.402%	8/11/33	12,025	12,337
	HSBC Holdings plc	8.113%	11/3/33	25,802	29,804
	HSBC Holdings plc	6.254%	3/9/34	29,847	31,912
	HSBC Holdings plc	6.547%	6/20/34	13,705	14,541
	HSBC Holdings plc	7.399%	11/13/34	28,300	31,660
	HSBC Holdings plc	5.719%	3/4/35	17,070	17,704
	HSBC Holdings plc	5.874%	11/18/35	27,979	28,294
	HSBC Holdings plc	5.450%	3/3/36	30,600	30,765
[3]	HSBC Holdings plc	6.500%	5/2/36	22,844	24,221
	HSBC Holdings plc	5.790%	5/13/36	26,148	26,910
[3]	HSBC Holdings plc	6.500%	9/15/37	46,304	49,069
[3]	HSBC Holdings plc	6.800%	6/1/38	13,358	14,449
	HSBC Holdings plc	6.100%	1/14/42	9,368	9,904
	HSBC Holdings plc	6.332%	3/9/44	29,850	32,083
	HSBC Holdings plc	5.250%	3/14/44	33,754	31,984
	HSBC USA Inc.	5.294%	3/4/27	14,255	14,490
	HSBC USA Inc.	4.650%	6/3/28	4,900	4,940
	Huntington Bancshares Inc.	6.208%	8/21/29	20,660	21,673
	Huntington Bancshares Inc.	2.550%	2/4/30	19,000	17,389
	Huntington Bancshares Inc.	5.272%	1/15/31	14,815	15,174
	Huntington Bancshares Inc.	5.023%	5/17/33	10,099	9,977
	Huntington Bancshares Inc.	5.709%	2/2/35	16,412	16,769
	Huntington Bancshares Inc.	6.141%	11/18/39	14,160	14,451
[3]	Huntington National Bank	4.270%	11/25/26	5,750	5,680
	Huntington National Bank	4.871%	4/12/28	8,055	8,111
	Huntington National Bank	4.552%	5/17/28	22,868	22,938
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,050	7,941
	ING Groep NV	3.950%	3/29/27	20,413	20,318
	ING Groep NV	6.083%	9/11/27	16,194	16,493
	ING Groep NV	4.017%	3/28/28	6,117	6,078
	ING Groep NV	4.550%	10/2/28	16,600	16,674
	ING Groep NV	4.858%	3/25/29	6,500	6,567
	ING Groep NV	4.050%	4/9/29	5,892	5,817
	ING Groep NV	5.335%	3/19/30	3,453	3,543
	ING Groep NV	5.066%	3/25/31	8,430	8,576
	ING Groep NV	2.727%	4/1/32	6,059	5,440
	ING Groep NV	4.252%	3/28/33	13,053	12,550
	ING Groep NV	6.114%	9/11/34	10,515	11,173
	ING Groep NV	5.550%	3/19/35	20,035	20,522
	ING Groep NV	5.525%	3/25/36	4,000	4,071
	Intercontinental Exchange Inc.	3.100%	9/15/27	6,041	5,903
	Intercontinental Exchange Inc.	3.625%	9/1/28	14,385	14,105
	Intercontinental Exchange Inc.	3.750%	9/21/28	12,232	12,043
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,311	8,338
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,356	19,144
	Intercontinental Exchange Inc.	1.850%	9/15/32	38,448	31,916
	Intercontinental Exchange Inc.	4.600%	3/15/33	26,096	25,969
	Intercontinental Exchange Inc.	2.650%	9/15/40	16,216	11,734
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,194	7,584
	Intercontinental Exchange Inc.	3.000%	6/15/50	34,450	22,495
	Intercontinental Exchange Inc.	4.950%	6/15/52	10,848	9,804

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	3.000%	9/15/60	26,839	16,308
	Intercontinental Exchange Inc.	5.200%	6/15/62	8,422	7,851
	Invesco Finance plc	5.375%	11/30/43	11,517	10,885
	Jackson Financial Inc.	3.125%	11/23/31	8,227	7,294
	Jackson Financial Inc.	4.000%	11/23/51	8,039	5,460
	Jefferies Financial Group Inc.	4.850%	1/15/27	8,326	8,396
	Jefferies Financial Group Inc.	6.450%	6/8/27	3,250	3,368
	Jefferies Financial Group Inc.	5.875%	7/21/28	5,934	6,154
	Jefferies Financial Group Inc.	4.150%	1/23/30	15,322	14,970
	Jefferies Financial Group Inc.	2.625%	10/15/31	3,665	3,189
	Jefferies Financial Group Inc.	6.200%	4/14/34	23,635	24,685
	Jefferies Financial Group Inc.	6.250%	1/15/36	9,648	10,022
	Jefferies Financial Group Inc.	6.500%	1/20/43	5,079	5,288
	JPMorgan Chase & Co.	2.950%	10/1/26	59,612	58,745
	JPMorgan Chase & Co.	7.625%	10/15/26	12,767	13,324
	JPMorgan Chase & Co.	4.125%	12/15/26	21,484	21,463
	JPMorgan Chase & Co.	8.000%	4/29/27	16,018	17,097
	JPMorgan Chase & Co.	1.470%	9/22/27	24,318	23,461
	JPMorgan Chase & Co.	4.250%	10/1/27	24,787	24,896
	JPMorgan Chase & Co.	3.625%	12/1/27	20,289	20,013
	JPMorgan Chase & Co.	5.040%	1/23/28	35,325	35,704
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	80,624	79,919
	JPMorgan Chase & Co.	2.947%	2/24/28	6,199	6,058
	JPMorgan Chase & Co.	5.571%	4/22/28	26,161	26,696
	JPMorgan Chase & Co.	4.323%	4/26/28	26,244	26,226
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	31,936	31,469
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	15,326	14,722
	JPMorgan Chase & Co.	4.979%	7/22/28	13,855	14,032
	JPMorgan Chase & Co.	4.851%	7/25/28	21,523	21,746
	JPMorgan Chase & Co.	4.505%	10/22/28	11,355	11,389
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	47,414	46,441
	JPMorgan Chase & Co.	4.915%	1/24/29	24,950	25,282
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	38,944	38,587
	JPMorgan Chase & Co.	2.069%	6/1/29	39,370	36,949
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	38,605	38,450
	JPMorgan Chase & Co.	5.299%	7/24/29	44,993	46,196
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	26,889	26,942
	JPMorgan Chase & Co.	5.012%	1/23/30	25,478	25,948
	JPMorgan Chase & Co.	5.581%	4/22/30	45,546	47,304
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	14,397	14,016
	JPMorgan Chase & Co.	4.565%	6/14/30	3,608	3,623
	JPMorgan Chase & Co.	4.995%	7/22/30	34,314	34,936
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	6,067	7,168
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	82,728	77,117
	JPMorgan Chase & Co.	4.603%	10/22/30	22,290	22,368
	JPMorgan Chase & Co.	5.140%	1/24/31	55,065	56,488
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	38,550	38,477
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	25,293	23,116
	JPMorgan Chase & Co.	5.103%	4/22/31	14,909	15,278
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	50,650	46,819
	JPMorgan Chase & Co.	1.764%	11/19/31	27,845	24,129
	JPMorgan Chase & Co.	1.953%	2/4/32	38,162	33,107
	JPMorgan Chase & Co.	2.580%	4/22/32	30,972	27,661
	JPMorgan Chase & Co.	2.545%	11/8/32	49,638	43,696
	JPMorgan Chase & Co.	2.963%	1/25/33	59,111	53,111
	JPMorgan Chase & Co.	4.586%	4/26/33	8,517	8,431
	JPMorgan Chase & Co.	4.912%	7/25/33	58,518	58,855
	JPMorgan Chase & Co.	5.717%	9/14/33	27,046	28,180
	JPMorgan Chase & Co.	5.350%	6/1/34	54,287	55,909
	JPMorgan Chase & Co.	5.336%	1/23/35	33,521	34,288
	JPMorgan Chase & Co.	5.766%	4/22/35	32,846	34,494
	JPMorgan Chase & Co.	5.294%	7/22/35	37,115	37,785
	JPMorgan Chase & Co.	4.946%	10/22/35	72,465	71,717
	JPMorgan Chase & Co.	5.502%	1/24/36	8,555	8,815
	JPMorgan Chase & Co.	5.572%	4/22/36	54,624	56,664
	JPMorgan Chase & Co.	6.400%	5/15/38	27,860	30,948
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	50,496	44,546
	JPMorgan Chase & Co.	5.500%	10/15/40	19,816	20,206
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	42,359	32,400
	JPMorgan Chase & Co.	5.600%	7/15/41	16,476	16,910

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.525%	11/19/41	35,904	25,176
	JPMorgan Chase & Co.	5.400%	1/6/42	20,779	20,823
	JPMorgan Chase & Co.	3.157%	4/22/42	27,870	21,034
	JPMorgan Chase & Co.	5.625%	8/16/43	17,730	17,854
	JPMorgan Chase & Co.	4.850%	2/1/44	10,618	9,879
	JPMorgan Chase & Co.	4.950%	6/1/45	19,121	17,476
	JPMorgan Chase & Co.	5.534%	11/29/45	31,690	31,790
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	20,979	17,664
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	33,941	27,497
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	79,497	63,587
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	29,352	23,168
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	36,533	24,573
	JPMorgan Chase & Co.	3.328%	4/22/52	23,776	16,654
	JPMorgan Chase Bank NA	5.110%	12/8/26	5,620	5,692
	Kemper Corp.	2.400%	9/30/30	6,700	5,890
	Kemper Corp.	3.800%	2/23/32	6,490	5,917
[3]	KeyBank NA	5.850%	11/15/27	11,231	11,593
[3]	KeyBank NA	4.390%	12/14/27	2,745	2,746
[3]	KeyBank NA	6.950%	2/1/28	3,953	4,168
[3]	KeyBank NA	4.900%	8/8/32	18,200	17,557
	KeyBank NA	5.000%	1/26/33	18,190	17,935
[3]	KeyCorp	2.250%	4/6/27	3,618	3,489
[3]	KeyCorp	4.100%	4/30/28	7,300	7,254
[3]	KeyCorp	2.550%	10/1/29	17,900	16,523
[3]	KeyCorp	5.121%	4/4/31	6,540	6,616
[3]	KeyCorp	4.789%	6/1/33	7,435	7,247
	KeyCorp	6.401%	3/6/35	9,975	10,640
	Lazard Group LLC	3.625%	3/1/27	14,122	13,882
	Lazard Group LLC	4.500%	9/19/28	8,142	8,113
	Lazard Group LLC	4.375%	3/11/29	7,758	7,675
	Lazard Group LLC	6.000%	3/15/31	4,570	4,799
	Legg Mason Inc.	5.625%	1/15/44	8,618	8,573
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,881
	Lincoln National Corp.	3.800%	3/1/28	11,296	11,111
	Lincoln National Corp.	3.050%	1/15/30	7,922	7,446
	Lincoln National Corp.	3.400%	1/15/31	5,135	4,795
	Lincoln National Corp.	6.300%	10/9/37	5,154	5,388
	Lincoln National Corp.	7.000%	6/15/40	8,507	9,431
	Lloyds Banking Group plc	3.750%	1/11/27	31,823	31,544
	Lloyds Banking Group plc	5.985%	8/7/27	21,378	21,699
	Lloyds Banking Group plc	3.750%	3/18/28	3,465	3,422
	Lloyds Banking Group plc	4.375%	3/22/28	43,200	43,144
	Lloyds Banking Group plc	4.550%	8/16/28	18,675	18,737
[3]	Lloyds Banking Group plc	3.574%	11/7/28	50,153	49,083
	Lloyds Banking Group plc	5.087%	11/26/28	8,375	8,485
	Lloyds Banking Group plc	5.871%	3/6/29	7,620	7,879
	Lloyds Banking Group plc	5.721%	6/5/30	1,220	1,267
	Lloyds Banking Group plc	4.976%	8/11/33	33,085	32,847
	Lloyds Banking Group plc	7.953%	11/15/33	7,220	8,255
	Lloyds Banking Group plc	5.679%	1/5/35	21,458	22,022
	Lloyds Banking Group plc	5.590%	11/26/35	10,880	11,060
	Lloyds Banking Group plc	6.068%	6/13/36	4,875	5,009
	Lloyds Banking Group plc	5.300%	12/1/45	4,392	4,087
	Lloyds Banking Group plc	3.369%	12/14/46	16,250	11,589
	Lloyds Banking Group plc	4.344%	1/9/48	14,224	11,309
	Loews Corp.	3.200%	5/15/30	9,440	8,937
	Loews Corp.	6.000%	2/1/35	3,843	4,182
	Loews Corp.	4.125%	5/15/43	7,862	6,670
	LPL Holdings Inc.	5.700%	5/20/27	6,845	6,975
	LPL Holdings Inc.	4.900%	4/3/28	4,350	4,382
	LPL Holdings Inc.	6.750%	11/17/28	7,135	7,612
	LPL Holdings Inc.	5.200%	3/15/30	9,800	9,948
	LPL Holdings Inc.	6.000%	5/20/34	6,695	6,935
	LPL Holdings Inc.	5.650%	3/15/35	6,700	6,734
	LPL Holdings Inc.	5.750%	6/15/35	6,500	6,573
	M&T Bank Corp.	4.553%	8/16/28	14,360	14,384
[3]	M&T Bank Corp.	4.833%	1/16/29	3,470	3,499
	M&T Bank Corp.	7.413%	10/30/29	13,731	14,899
	M&T Bank Corp.	5.179%	7/8/31	24,570	24,982
	M&T Bank Corp.	6.082%	3/13/32	13,008	13,730

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	5.053%	1/27/34	30,287	29,862
[3]	M&T Bank Corp.	5.385%	1/16/36	3,765	3,747
	Main Street Capital Corp.	3.000%	7/14/26	7,995	7,823
	Main Street Capital Corp.	6.500%	6/4/27	6,200	6,341
	Main Street Capital Corp.	6.950%	3/1/29	740	770
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,617	6,460
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	18,623	18,788
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	14,750	14,847
[3]	Manulife Financial Corp.	4.061%	2/24/32	10,400	10,279
	Manulife Financial Corp.	3.703%	3/16/32	9,170	8,691
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,572
	Marex Group plc	5.829%	5/8/28	7,125	7,214
	Marex Group plc	6.404%	11/4/29	8,660	8,912
	Markel Group Inc.	3.500%	11/1/27	6,995	6,864
	Markel Group Inc.	3.350%	9/17/29	3,881	3,737
	Markel Group Inc.	5.000%	4/5/46	6,438	5,716
	Markel Group Inc.	4.300%	11/1/47	5,483	4,345
	Markel Group Inc.	5.000%	5/20/49	6,576	5,752
	Markel Group Inc.	4.150%	9/17/50	6,875	5,271
	Markel Group Inc.	3.450%	5/7/52	5,285	3,552
	Markel Group Inc.	6.000%	5/16/54	7,885	7,884
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	10,955	11,041
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	8,589	8,625
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	11,388	11,524
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	10,206	9,139
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	13,780	13,987
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,463	3,689
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	5,729	6,115
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,974	7,229
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	5,719	5,837
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	25,790	25,772
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	25,468	24,188
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,588	5,567
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	6,766	5,561
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	13,585	12,255
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	1,143	717
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,607	4,953
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,815	2,730
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	14,472	14,549
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,601	5,401
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	7,738	7,459
	Mastercard Inc.	2.950%	11/21/26	24,845	24,500
	Mastercard Inc.	3.300%	3/26/27	17,970	17,781
	Mastercard Inc.	4.100%	1/15/28	7,966	7,995
	Mastercard Inc.	3.500%	2/26/28	6,241	6,165
	Mastercard Inc.	4.875%	3/9/28	8,630	8,831
	Mastercard Inc.	4.550%	3/15/28	2,971	3,013
	Mastercard Inc.	2.950%	6/1/29	13,359	12,829
	Mastercard Inc.	3.350%	3/26/30	19,465	18,776
	Mastercard Inc.	1.900%	3/15/31	6,736	5,945
	Mastercard Inc.	2.000%	11/18/31	9,909	8,636
	Mastercard Inc.	4.350%	1/15/32	16,918	16,846
	Mastercard Inc.	4.950%	3/15/32	8,920	9,177
	Mastercard Inc.	4.875%	5/9/34	7,564	7,657
	Mastercard Inc.	4.550%	1/15/35	26,120	25,672
	Mastercard Inc.	3.800%	11/21/46	11,183	8,938
	Mastercard Inc.	3.950%	2/26/48	16,007	12,892
	Mastercard Inc.	3.650%	6/1/49	13,721	10,481
	Mastercard Inc.	3.850%	3/26/50	20,617	16,268
	Mastercard Inc.	2.950%	3/15/51	9,443	6,228
	Mercury General Corp.	4.400%	3/15/27	4,959	4,916
	MetLife Inc.	4.550%	3/23/30	24,355	24,684
	MetLife Inc.	5.375%	7/15/33	16,022	16,679
	MetLife Inc.	6.375%	6/15/34	5,486	6,072
	MetLife Inc.	5.300%	12/15/34	15,906	16,335
[3]	MetLife Inc.	6.400%	12/15/36	10,213	10,616
[3]	MetLife Inc.	10.750%	8/1/39	3,596	4,816
	MetLife Inc.	5.875%	2/6/41	19,324	20,030
	MetLife Inc.	4.125%	8/13/42	12,108	10,177
	MetLife Inc.	4.875%	11/13/43	14,830	13,611

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	4.721%	12/15/44	8,024	7,140
	MetLife Inc.	4.050%	3/1/45	13,115	10,728
	MetLife Inc.	4.600%	5/13/46	4,078	3,611
	MetLife Inc.	5.000%	7/15/52	19,890	18,034
	MetLife Inc.	5.250%	1/15/54	17,181	16,182
[3]	MetLife Inc.	6.350%	3/15/55	13,030	13,377
	MGIC Investment Corp.	5.250%	8/15/28	3,416	3,416
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	16,733	16,435
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	59,117	58,583
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	18,076	17,537
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	27,153	26,686
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	350	338
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	27,339	26,482
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	20,609	20,486
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	11,630	11,564
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	14,866	15,049
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	6,215	6,188
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	14,387	14,700
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	13,129	13,459
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	23,308	22,861
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	27,675	28,282
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,302	24,115
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,448	30,686
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,210	12,517
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,351	11,852
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	7,410	7,585
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	30,981	26,982
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	14,583	12,753
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	21,730	19,214
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	9,963	9,586
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	6,665	6,747
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	16,951	17,432
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	35,324	36,225
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,785	40,597
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	10,223	10,505
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	5,000	5,147
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,754	2,549
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	5,374	4,956
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	21,712	18,677
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,148	3,118
	Mizuho Financial Group Inc.	1.554%	7/9/27	11,495	11,163
	Mizuho Financial Group Inc.	4.018%	3/5/28	21,821	21,723
	Mizuho Financial Group Inc.	5.667%	5/27/29	8,355	8,648
	Mizuho Financial Group Inc.	5.778%	7/6/29	11,060	11,483
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,140	17,041
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,495	29,808
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,033	5,630
	Mizuho Financial Group Inc.	5.098%	5/13/31	4,800	4,889
[6]	Mizuho Financial Group Inc.	4.711%	7/8/31	12,150	12,150
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	7,278	6,475
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,986	1,738
	Mizuho Financial Group Inc.	2.564%	9/13/31	12,080	10,539
	Mizuho Financial Group Inc.	2.172%	5/22/32	26,030	22,505
	Mizuho Financial Group Inc.	5.748%	7/6/34	38,420	39,957
	Mizuho Financial Group Inc.	5.579%	5/26/35	5,823	5,974
[6]	Mizuho Financial Group Inc.	5.323%	7/8/36	16,150	16,187
	Morgan Stanley	5.000%	11/24/25	32,219	32,232
[3]	Morgan Stanley	3.125%	7/27/26	42,244	41,718
[3]	Morgan Stanley	6.250%	8/9/26	22,349	22,798
[3]	Morgan Stanley	4.350%	9/8/26	56,052	55,973
	Morgan Stanley	3.625%	1/20/27	45,058	44,683
	Morgan Stanley	3.950%	4/23/27	60,154	59,771
[3]	Morgan Stanley	1.512%	7/20/27	22,469	21,800
	Morgan Stanley	2.475%	1/21/28	16,966	16,473
[3]	Morgan Stanley	5.652%	4/13/28	20,760	21,221
	Morgan Stanley	4.210%	4/20/28	24,886	24,825
[3]	Morgan Stanley	3.591%	7/22/28	55,277	54,304
	Morgan Stanley	6.296%	10/18/28	30,391	31,662
[3]	Morgan Stanley	3.772%	1/24/29	17,062	16,800
	Morgan Stanley	5.123%	2/1/29	42,388	43,128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	4.994%	4/12/29	26,522	26,911
[3]	Morgan Stanley	5.164%	4/20/29	35,810	36,514
	Morgan Stanley	5.449%	7/20/29	32,396	33,313
	Morgan Stanley	6.407%	11/1/29	2,000	2,119
[3]	Morgan Stanley	4.431%	1/23/30	35,768	35,686
	Morgan Stanley	5.656%	4/18/30	122,241	127,045
	Morgan Stanley	5.042%	7/19/30	29,010	29,507
	Morgan Stanley	4.654%	10/18/30	25,925	25,979
	Morgan Stanley	5.230%	1/15/31	141,040	144,623
[3]	Morgan Stanley	2.699%	1/22/31	78,277	72,145
[3]	Morgan Stanley	3.622%	4/1/31	53,209	51,009
	Morgan Stanley	5.192%	4/17/31	7,520	7,711
[3]	Morgan Stanley	1.794%	2/13/32	63,529	54,338
	Morgan Stanley	7.250%	4/1/32	28,720	33,068
[3]	Morgan Stanley	1.928%	4/28/32	27,942	23,892
[3]	Morgan Stanley	2.239%	7/21/32	45,900	39,753
[3]	Morgan Stanley	2.511%	10/20/32	21,701	19,012
	Morgan Stanley	2.943%	1/21/33	27,532	24,571
	Morgan Stanley	6.342%	10/18/33	41,415	44,970
[3]	Morgan Stanley	5.424%	7/21/34	11,970	12,266
	Morgan Stanley	6.627%	11/1/34	31,460	34,684
	Morgan Stanley	5.466%	1/18/35	43,821	44,817
	Morgan Stanley	5.831%	4/19/35	50,735	53,185
	Morgan Stanley	5.320%	7/19/35	80,805	81,783
	Morgan Stanley	5.587%	1/18/36	49,155	50,542
	Morgan Stanley	5.664%	4/17/36	40,000	41,465
	Morgan Stanley	2.484%	9/16/36	41,791	35,504
	Morgan Stanley	5.297%	4/20/37	18,418	18,329
	Morgan Stanley	5.948%	1/19/38	23,704	24,379
[3]	Morgan Stanley	3.971%	7/22/38	27,838	24,240
	Morgan Stanley	5.942%	2/7/39	10,140	10,410
[3]	Morgan Stanley	4.457%	4/22/39	32,523	30,099
	Morgan Stanley	3.217%	4/22/42	15,317	11,640
	Morgan Stanley	6.375%	7/24/42	39,453	43,128
	Morgan Stanley	4.300%	1/27/45	54,855	46,743
[3]	Morgan Stanley	4.375%	1/22/47	13,494	11,510
[3]	Morgan Stanley	5.597%	3/24/51	23,028	22,837
[3]	Morgan Stanley	2.802%	1/25/52	33,520	20,724
	Morgan Stanley	5.516%	11/19/55	22,267	21,768
[3]	Morgan Stanley Bank NA	5.882%	10/30/26	23,882	24,392
	Morgan Stanley Bank NA	4.447%	10/15/27	36,915	36,968
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	30,336	30,591
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	41,805	42,691
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	14,749	14,928
	Morgan Stanley Bank NA	5.016%	1/12/29	29,840	30,302
	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	1,850	1,892
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	9,175	9,219
[8]	MSD Investment Corp.	6.250%	5/31/30	4,350	4,312
[3]	Munich Re America Corp.	7.450%	12/15/26	4,415	4,629
	Nasdaq Inc.	5.350%	6/28/28	2,343	2,413
	Nasdaq Inc.	1.650%	1/15/31	9,550	8,245
	Nasdaq Inc.	5.550%	2/15/34	6,114	6,369
	Nasdaq Inc.	2.500%	12/21/40	10,232	7,097
	Nasdaq Inc.	3.250%	4/28/50	8,546	5,752
	Nasdaq Inc.	3.950%	3/7/52	3,220	2,409
	Nasdaq Inc.	5.950%	8/15/53	10,020	10,219
	Nasdaq Inc.	6.100%	6/28/63	11,890	12,154
[3]	National Australia Bank Ltd.	2.500%	7/12/26	27,991	27,522
	National Australia Bank Ltd.	5.087%	6/11/27	8,060	8,210
	National Australia Bank Ltd.	4.308%	6/13/28	5,750	5,787
	National Australia Bank Ltd.	4.900%	6/13/28	21,410	21,940
	National Australia Bank Ltd.	4.787%	1/10/29	11,570	11,813
	National Australia Bank Ltd.	4.901%	1/14/30	6,300	6,474
	National Australia Bank Ltd.	4.534%	6/13/30	4,500	4,551
	National Bank of Canada	5.600%	12/18/28	10,715	11,125
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	3,225	3,191
	NatWest Group plc	7.472%	11/10/26	9,780	9,876
	NatWest Group plc	5.583%	3/1/28	2,160	2,198
[3]	NatWest Group plc	3.073%	5/22/28	24,094	23,491
	NatWest Group plc	5.516%	9/30/28	7,875	8,045

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	NatWest Group plc	4.892%	5/18/29	45,010	45,445
	NatWest Group plc	5.808%	9/13/29	12,145	12,604
[3]	NatWest Group plc	5.076%	1/27/30	46,596	47,266
[3]	NatWest Group plc	4.445%	5/8/30	5,625	5,578
	NatWest Group plc	4.964%	8/15/30	10,382	10,503
	NatWest Group plc	6.016%	3/2/34	10,195	10,783
	NatWest Group plc	6.475%	6/1/34	13,395	14,007
	NatWest Group plc	5.778%	3/1/35	22,000	22,838
[3]	NatWest Group plc	3.032%	11/28/35	23,863	21,510
	New Mountain Finance Corp.	6.875%	2/1/29	2,848	2,901
	NMI Holdings Inc.	6.000%	8/15/29	3,432	3,528
	Nomura Holdings Inc.	1.653%	7/14/26	19,275	18,718
	Nomura Holdings Inc.	2.329%	1/22/27	7,040	6,808
	Nomura Holdings Inc.	5.594%	7/2/27	2,055	2,101
	Nomura Holdings Inc.	5.386%	7/6/27	18,580	18,894
	Nomura Holdings Inc.	6.070%	7/12/28	3,640	3,798
	Nomura Holdings Inc.	2.172%	7/14/28	13,822	12,900
	Nomura Holdings Inc.	5.605%	7/6/29	10,795	11,181
	Nomura Holdings Inc.	3.103%	1/16/30	47,342	44,192
[6]	Nomura Holdings Inc.	4.904%	7/1/30	6,350	6,371
	Nomura Holdings Inc.	2.679%	7/16/30	5,583	5,062
	Nomura Holdings Inc.	2.608%	7/14/31	3,130	2,759
	Nomura Holdings Inc.	2.999%	1/22/32	9,050	8,003
	Nomura Holdings Inc.	5.783%	7/3/34	19,779	20,443
[6]	Nomura Holdings Inc.	5.491%	6/29/35	5,600	5,634
	North Haven Private Income Fund LLC	5.750%	2/1/30	1,011	1,006
	Northern Trust Corp.	4.000%	5/10/27	2,030	2,028
	Northern Trust Corp.	3.650%	8/3/28	8,837	8,723
	Northern Trust Corp.	3.150%	5/3/29	13,129	12,665
	Northern Trust Corp.	1.950%	5/1/30	6,828	6,130
[3]	Northern Trust Corp.	3.375%	5/8/32	20,194	19,609
	Northern Trust Corp.	6.125%	11/2/32	14,433	15,584
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	8,855	8,490
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	3,900	3,862
[3]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,735	1,871
	Oaktree Strategic Credit Fund	6.500%	7/23/29	5,240	5,368
	Old Republic International Corp.	3.875%	8/26/26	6,168	6,126
	Old Republic International Corp.	5.750%	3/28/34	5,468	5,632
	Old Republic International Corp.	3.850%	6/11/51	9,875	7,023
	ORIX Corp.	3.700%	7/18/27	4,793	4,729
	ORIX Corp.	5.000%	9/13/27	2,977	3,013
	ORIX Corp.	4.650%	9/10/29	4,226	4,256
	ORIX Corp.	2.250%	3/9/31	9,563	8,424
	ORIX Corp.	5.400%	2/25/35	7,805	7,905
	PartnerRe Finance B LLC	3.700%	7/2/29	9,079	8,807
	PartnerRe Finance B LLC	4.500%	10/1/50	3,254	3,031
[3]	PNC Bank NA	3.100%	10/25/27	12,384	12,081
[3]	PNC Bank NA	3.250%	1/22/28	14,112	13,775
[3]	PNC Bank NA	4.050%	7/26/28	24,966	24,774
[3]	PNC Bank NA	2.700%	10/22/29	13,233	12,319
	PNC Financial Services Group Inc.	2.600%	7/23/26	11,614	11,427
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,975	13,722
	PNC Financial Services Group Inc.	5.102%	7/23/27	7,645	7,703
	PNC Financial Services Group Inc.	6.615%	10/20/27	10,612	10,912
	PNC Financial Services Group Inc.	5.300%	1/21/28	5,500	5,583
	PNC Financial Services Group Inc.	3.450%	4/23/29	43,208	42,053
	PNC Financial Services Group Inc.	5.582%	6/12/29	21,664	22,440
	PNC Financial Services Group Inc.	2.550%	1/22/30	31,413	29,121
	PNC Financial Services Group Inc.	5.492%	5/14/30	35,060	36,315
	PNC Financial Services Group Inc.	5.222%	1/29/31	21,630	22,203
	PNC Financial Services Group Inc.	4.899%	5/13/31	13,200	13,375
	PNC Financial Services Group Inc.	4.812%	10/21/32	104,935	105,192
	PNC Financial Services Group Inc.	6.037%	10/28/33	31,517	33,506
	PNC Financial Services Group Inc.	5.068%	1/24/34	12,754	12,805
	PNC Financial Services Group Inc.	5.939%	8/18/34	12,445	13,176
	PNC Financial Services Group Inc.	6.875%	10/20/34	32,825	36,682
	PNC Financial Services Group Inc.	5.676%	1/22/35	47,315	49,138
	PNC Financial Services Group Inc.	5.575%	1/29/36	59,430	61,266
	Primerica Inc.	2.800%	11/19/31	7,699	6,811
	Principal Financial Group Inc.	3.100%	11/15/26	11,165	10,977

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	2.125%	6/15/30	13,312	11,867
	Principal Financial Group Inc.	5.375%	3/15/33	2,020	2,075
	Principal Financial Group Inc.	6.050%	10/15/36	890	948
	Principal Financial Group Inc.	4.625%	9/15/42	6,013	5,340
	Principal Financial Group Inc.	4.350%	5/15/43	6,140	5,225
	Principal Financial Group Inc.	4.300%	11/15/46	8,356	6,969
	Principal Financial Group Inc.	5.500%	3/15/53	4,115	3,963
	Progressive Corp.	2.450%	1/15/27	9,219	8,992
	Progressive Corp.	4.000%	3/1/29	9,722	9,662
	Progressive Corp.	6.625%	3/1/29	4,170	4,500
	Progressive Corp.	3.200%	3/26/30	9,161	8,746
	Progressive Corp.	3.000%	3/15/32	11,175	10,197
	Progressive Corp.	6.250%	12/1/32	1,558	1,712
	Progressive Corp.	4.950%	6/15/33	5,125	5,233
	Progressive Corp.	4.350%	4/25/44	4,725	4,039
	Progressive Corp.	4.125%	4/15/47	16,983	13,959
	Progressive Corp.	4.200%	3/15/48	6,542	5,412
	Progressive Corp.	3.950%	3/26/50	8,310	6,510
	Progressive Corp.	3.700%	3/15/52	7,600	5,664
[3]	Prudential Financial Inc.	3.878%	3/27/28	5,380	5,354
[3]	Prudential Financial Inc.	2.100%	3/10/30	4,424	4,026
[3]	Prudential Financial Inc.	5.750%	7/15/33	3,290	3,514
	Prudential Financial Inc.	5.200%	3/14/35	3,770	3,807
[3]	Prudential Financial Inc.	5.700%	12/14/36	11,714	12,296
[3]	Prudential Financial Inc.	6.625%	12/1/37	6,750	7,588
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,611	4,240
[3]	Prudential Financial Inc.	6.625%	6/21/40	7,266	8,170
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,876	2,624
[3]	Prudential Financial Inc.	4.600%	5/15/44	6,447	5,696
[3]	Prudential Financial Inc.	4.500%	9/15/47	8,821	8,678
	Prudential Financial Inc.	3.905%	12/7/47	27,742	21,670
[3]	Prudential Financial Inc.	5.700%	9/15/48	9,294	9,402
	Prudential Financial Inc.	3.935%	12/7/49	30,800	23,563
[3]	Prudential Financial Inc.	3.700%	10/1/50	13,025	11,893
[3]	Prudential Financial Inc.	3.700%	3/13/51	13,868	10,190
	Prudential Financial Inc.	5.125%	3/1/52	8,610	8,311
	Prudential Financial Inc.	6.000%	9/1/52	13,794	13,905
	Prudential Financial Inc.	6.750%	3/1/53	3,692	3,868
	Prudential Financial Inc.	6.500%	3/15/54	13,243	13,647
	Prudential Funding Asia plc	3.125%	4/14/30	13,979	13,200
	Prudential Funding Asia plc	3.625%	3/24/32	6,278	5,839
	Radian Group Inc.	6.200%	5/15/29	9,197	9,560
	Raymond James Financial Inc.	4.650%	4/1/30	14,236	14,440
	Raymond James Financial Inc.	4.950%	7/15/46	14,452	13,001
	Raymond James Financial Inc.	3.750%	4/1/51	10,275	7,495
[3]	Regions Bank	6.450%	6/26/37	7,585	7,855
	Regions Financial Corp.	1.800%	8/12/28	9,617	8,887
	Regions Financial Corp.	5.722%	6/6/30	11,375	11,749
	Regions Financial Corp.	5.502%	9/6/35	13,820	13,849
	Regions Financial Corp.	7.375%	12/10/37	5,313	5,916
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,804	4,778
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,989	14,715
	Reinsurance Group of America Inc.	3.150%	6/15/30	6,489	6,063
	Reinsurance Group of America Inc.	6.000%	9/15/33	5,110	5,354
	Reinsurance Group of America Inc.	5.750%	9/15/34	9,020	9,274
	Reinsurance Group of America Inc.	6.650%	9/15/55	9,080	9,052
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,350	5,266
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	5,352	5,179
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	11,007	11,320
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	8,600	8,829
[3]	Royal Bank of Canada	1.150%	7/14/26	27,272	26,443
[3]	Royal Bank of Canada	5.200%	7/20/26	825	834
[3]	Royal Bank of Canada	1.400%	11/2/26	27,470	26,524
[3]	Royal Bank of Canada	4.875%	1/19/27	12,099	12,224
[3]	Royal Bank of Canada	2.050%	1/21/27	6,109	5,924
	Royal Bank of Canada	3.625%	5/4/27	16,485	16,332
[3]	Royal Bank of Canada	5.069%	7/23/27	11,220	11,302
[3]	Royal Bank of Canada	4.240%	8/3/27	9,150	9,163
[3]	Royal Bank of Canada	4.510%	10/18/27	9,245	9,261
[3]	Royal Bank of Canada	6.000%	11/1/27	25,593	26,601

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	4.900%	1/12/28	15,539	15,819
[3]	Royal Bank of Canada	4.522%	10/18/28	8,290	8,325
[3]	Royal Bank of Canada	4.965%	1/24/29	14,125	14,329
[3]	Royal Bank of Canada	4.950%	2/1/29	7,225	7,395
[3]	Royal Bank of Canada	4.969%	8/2/30	14,015	14,208
[3]	Royal Bank of Canada	5.153%	2/4/31	41,600	42,450
[3]	Royal Bank of Canada	4.970%	5/2/31	43,464	44,105
[3]	Royal Bank of Canada	2.300%	11/3/31	40,602	35,620
	Royal Bank of Canada	3.875%	5/4/32	12,672	12,121
[3]	Royal Bank of Canada	5.000%	2/1/33	42,011	42,665
[3]	Royal Bank of Canada	5.000%	5/2/33	12,015	12,178
[3]	Royal Bank of Canada	5.150%	2/1/34	9,105	9,323
	Santander Holdings USA Inc.	3.244%	10/5/26	57,760	56,871
	Santander Holdings USA Inc.	4.400%	7/13/27	30,693	30,651
	Santander Holdings USA Inc.	6.499%	3/9/29	10,900	11,364
	Santander Holdings USA Inc.	6.174%	1/9/30	11,080	11,529
	Santander Holdings USA Inc.	7.660%	11/9/31	10,135	11,310
	Santander Holdings USA Inc.	6.342%	5/31/35	8,965	9,375
	Santander UK Group Holdings plc	6.833%	11/21/26	12,160	12,259
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	7,879	7,726
	Santander UK Group Holdings plc	6.534%	1/10/29	32,089	33,531
	Santander UK Group Holdings plc	2.896%	3/15/32	17,758	15,826
	Selective Insurance Group Inc.	5.900%	4/15/35	1,370	1,402
	Selective Insurance Group Inc.	5.375%	3/1/49	3,870	3,465
	SiriusPoint Ltd.	7.000%	4/5/29	2,450	2,579
	Sixth Street Lending Partners	6.500%	3/11/29	8,170	8,436
	Sixth Street Lending Partners	5.750%	1/15/30	16,570	16,603
[8]	Sixth Street Lending Partners	6.125%	7/15/30	15,017	15,295
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	5,920	6,231
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,730	4,845
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	2,500	2,507
[8]	Societe Generale SA	3.000%	1/22/30	200	186
	State Street Bank & Trust Co.	4.782%	11/23/29	15,975	16,308
	State Street Corp.	5.272%	8/3/26	17,275	17,455
	State Street Corp.	4.993%	3/18/27	13,415	13,615
	State Street Corp.	4.536%	2/28/28	10,000	10,114
	State Street Corp.	4.543%	4/24/28	4,050	4,080
	State Street Corp.	5.684%	11/21/29	15,325	16,011
[3]	State Street Corp.	4.141%	12/3/29	7,850	7,829
	State Street Corp.	2.400%	1/24/30	23,583	21,940
	State Street Corp.	4.729%	2/28/30	11,435	11,603
	State Street Corp.	4.834%	4/24/30	5,135	5,233
	State Street Corp.	2.200%	3/3/31	10,397	9,214
	State Street Corp.	3.152%	3/30/31	3,238	3,061
	State Street Corp.	4.821%	1/26/34	34,820	34,726
	State Street Corp.	5.159%	5/18/34	10,700	10,925
[3]	State Street Corp.	3.031%	11/1/34	40,572	37,482
	State Street Corp.	6.123%	11/21/34	8,830	9,417
	State Street Corp.	5.146%	2/28/36	16,000	16,162
	Stewart Information Services Corp.	3.600%	11/15/31	5,320	4,759
	Stifel Financial Corp.	4.000%	5/15/30	4,088	3,932
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	18,626	18,906
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,579	18,255
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,230	18,570
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	20,622	20,283
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	12,847	12,694
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	4,690	4,543
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	6,328	6,225
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	400	392
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	23,344	24,021
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,740	14,480
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,154	30,868
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	45,285	42,013
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	13,368	13,394
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	2,455	2,529
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	26,247	24,864
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	15,965	14,946
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	19,225	20,173
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	43,017	39,952
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	9,010	9,284

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,936	3,511
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,680	2,365
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,417	4,644
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,227	6,290
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	7,730	8,005
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	22,635	23,763
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	26,860	28,199
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	10,815	11,468
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	18,700	19,309
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,578	4,470
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,754	2,713
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	14,988	15,979
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	12,860	13,055
[8]	Swedbank AB	1.538%	11/16/26	13,138	12,681
	Synchrony Bank	5.625%	8/23/27	1,285	1,311
	Synchrony Financial	3.700%	8/4/26	10,194	10,095
	Synchrony Financial	3.950%	12/1/27	10,572	10,395
	Synchrony Financial	5.150%	3/19/29	10,681	10,721
	Synchrony Financial	5.935%	8/2/30	3,340	3,430
	Synchrony Financial	5.450%	3/6/31	8,700	8,777
	Synovus Bank	5.625%	2/15/28	6,361	6,431
	Synovus Financial Corp.	6.168%	11/1/30	6,045	6,197
[3]	Toronto-Dominion Bank	5.532%	7/17/26	6,455	6,534
[3]	Toronto-Dominion Bank	1.250%	9/10/26	14,344	13,848
	Toronto-Dominion Bank	5.264%	12/11/26	9,868	10,005
[3]	Toronto-Dominion Bank	1.950%	1/12/27	11,715	11,327
[3]	Toronto-Dominion Bank	2.800%	3/10/27	30,536	29,828
[3]	Toronto-Dominion Bank	4.980%	4/5/27	10,345	10,478
	Toronto-Dominion Bank	4.108%	6/8/27	20,516	20,465
[3]	Toronto-Dominion Bank	4.693%	9/15/27	30,915	31,207
	Toronto-Dominion Bank	5.156%	1/10/28	16,736	17,086
	Toronto-Dominion Bank	4.861%	1/31/28	5,519	5,593
[3]	Toronto-Dominion Bank	5.523%	7/17/28	8,260	8,546
[3]	Toronto-Dominion Bank	4.994%	4/5/29	10,350	10,559
[3]	Toronto-Dominion Bank	3.625%	9/15/31	7,638	7,551
[3]	Toronto-Dominion Bank	2.450%	1/12/32	7,173	6,257
	Toronto-Dominion Bank	5.298%	1/30/32	10,881	11,176
[3]	Toronto-Dominion Bank	3.200%	3/10/32	54,880	49,927
	Toronto-Dominion Bank	4.456%	6/8/32	25,467	24,990
	Toronto-Dominion Bank	5.146%	9/10/34	8,790	8,814
	TPG Operating Group II LP	5.875%	3/5/34	12,868	13,373
	Transatlantic Holdings Inc.	8.000%	11/30/39	7,638	9,601
	Travelers Cos. Inc.	6.750%	6/20/36	3,808	4,354
[3]	Travelers Cos. Inc.	6.250%	6/15/37	12,682	13,968
	Travelers Cos. Inc.	5.350%	11/1/40	3,716	3,730
	Travelers Cos. Inc.	4.600%	8/1/43	7,925	7,026
	Travelers Cos. Inc.	4.300%	8/25/45	4,768	4,028
	Travelers Cos. Inc.	3.750%	5/15/46	8,960	6,947
	Travelers Cos. Inc.	4.000%	5/30/47	6,150	4,925
	Travelers Cos. Inc.	4.100%	3/4/49	11,131	8,968
	Travelers Cos. Inc.	2.550%	4/27/50	11,547	6,899
	Travelers Cos. Inc.	3.050%	6/8/51	10,182	6,699
	Travelers Cos. Inc.	5.450%	5/25/53	5,509	5,380
	Travelers Property Casualty Corp.	6.375%	3/15/33	5,544	6,211
[3]	Truist Bank	3.800%	10/30/26	17,748	17,581
[3]	Truist Bank	2.250%	3/11/30	8,457	7,611
[3]	Truist Financial Corp.	1.125%	8/3/27	13,139	12,357
[3]	Truist Financial Corp.	4.873%	1/26/29	18,680	18,892
[3]	Truist Financial Corp.	3.875%	3/19/29	19,075	18,635
[3]	Truist Financial Corp.	1.887%	6/7/29	13,210	12,291
[3]	Truist Financial Corp.	7.161%	10/30/29	7,590	8,212
[3]	Truist Financial Corp.	1.950%	6/5/30	11,653	10,314
[3]	Truist Financial Corp.	4.916%	7/28/33	16,450	16,038
[3]	Truist Financial Corp.	6.123%	10/28/33	15,745	16,711
[3]	Truist Financial Corp.	5.122%	1/26/34	37,730	37,713
[3]	Truist Financial Corp.	5.867%	6/8/34	10,453	10,915
[3]	Truist Financial Corp.	5.711%	1/24/35	5,560	5,761
	UBS AG	1.250%	8/7/26	22,225	21,506
	UBS AG	5.000%	7/9/27	17,404	17,671
	UBS AG	4.864%	1/10/28	11,215	11,305

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS AG	7.500%	2/15/28	37,230	40,152
	UBS AG	5.650%	9/11/28	21,670	22,568
	UBS AG	4.500%	6/26/48	10,810	9,318
[8]	UBS Group AG	4.194%	4/1/31	3,250	3,179
	UBS Group AG	4.875%	5/15/45	33,122	29,775
	Unum Group	4.000%	6/15/29	4,355	4,273
	Unum Group	5.750%	8/15/42	6,798	6,579
	Unum Group	4.500%	12/15/49	7,276	5,763
	Unum Group	4.125%	6/15/51	9,845	7,333
	Unum Group	6.000%	6/15/54	1,982	1,950
[3]	US Bancorp	2.375%	7/22/26	25,281	24,812
[3]	US Bancorp	3.150%	4/27/27	18,153	17,835
	US Bancorp	6.787%	10/26/27	12,533	12,906
[3]	US Bancorp	3.900%	4/26/28	9,027	8,970
[3]	US Bancorp	4.548%	7/22/28	35,255	35,342
	US Bancorp	4.653%	2/1/29	31,576	31,783
	US Bancorp	5.775%	6/12/29	20,242	21,009
[3]	US Bancorp	3.000%	7/30/29	18,198	17,226
	US Bancorp	5.384%	1/23/30	11,975	12,333
[3]	US Bancorp	1.375%	7/22/30	18,199	15,738
	US Bancorp	5.100%	7/23/30	46,818	47,787
	US Bancorp	5.046%	2/12/31	4,800	4,887
	US Bancorp	5.083%	5/15/31	11,625	11,860
[3]	US Bancorp	2.677%	1/27/33	11,490	10,075
[3]	US Bancorp	4.967%	7/22/33	17,630	17,410
	US Bancorp	5.850%	10/21/33	11,260	11,846
	US Bancorp	4.839%	2/1/34	37,070	36,630
	US Bancorp	5.836%	6/12/34	49,825	52,325
	US Bancorp	5.678%	1/23/35	30,020	31,176
	US Bancorp	5.424%	2/12/36	4,800	4,894
	US Bancorp	2.491%	11/3/36	15,855	13,444
	US Bank NA	4.507%	10/22/27	17,140	17,160
	Visa Inc.	1.900%	4/15/27	15,987	15,442
	Visa Inc.	0.750%	8/15/27	7,318	6,867
	Visa Inc.	2.750%	9/15/27	11,484	11,219
	Visa Inc.	2.050%	4/15/30	20,331	18,500
	Visa Inc.	1.100%	2/15/31	15,533	13,249
	Visa Inc.	4.150%	12/14/35	26,062	24,815
	Visa Inc.	2.700%	4/15/40	14,963	11,296
	Visa Inc.	4.300%	12/14/45	36,372	31,634
	Visa Inc.	3.650%	9/15/47	13,634	10,622
	Visa Inc.	2.000%	8/15/50	26,350	14,317
	Voya Financial Inc.	5.700%	7/15/43	11,404	11,086
	Voya Financial Inc.	4.800%	6/15/46	4,049	3,498
[3]	Voya Financial Inc.	4.700%	1/23/48	4,309	4,122
	W R Berkley Corp.	4.000%	5/12/50	5,320	4,056
	W R Berkley Corp.	3.550%	3/30/52	9,285	6,409
	W R Berkley Corp.	3.150%	9/30/61	10,285	6,317
	Wachovia Corp.	5.500%	8/1/35	28,455	28,899
	Wachovia Corp.	6.550%	10/15/35	2,875	3,106
	Webster Financial Corp.	4.100%	3/25/29	3,975	3,881
	Wells Fargo & Co.	3.000%	10/23/26	52,821	51,916
[3]	Wells Fargo & Co.	4.300%	7/22/27	27,275	27,277
[3]	Wells Fargo & Co.	4.900%	1/24/28	30,750	30,974
[3]	Wells Fargo & Co.	5.707%	4/22/28	20,500	20,962
[3]	Wells Fargo & Co.	3.584%	5/22/28	42,594	41,949
[3]	Wells Fargo & Co.	2.393%	6/2/28	40,940	39,454
[3]	Wells Fargo & Co.	4.808%	7/25/28	33,294	33,569
[3]	Wells Fargo & Co.	4.150%	1/24/29	10,688	10,654
	Wells Fargo & Co.	4.970%	4/23/29	12,391	12,567
[3]	Wells Fargo & Co.	5.574%	7/25/29	52,268	53,963
	Wells Fargo & Co.	6.303%	10/23/29	40,393	42,698
[3]	Wells Fargo & Co.	7.950%	11/15/29	813	912
	Wells Fargo & Co.	5.198%	1/23/30	9,159	9,378
[3]	Wells Fargo & Co.	2.879%	10/30/30	53,387	49,880
	Wells Fargo & Co.	5.244%	1/24/31	24,560	25,194
[3]	Wells Fargo & Co.	2.572%	2/11/31	38,526	35,275
[3]	Wells Fargo & Co.	4.478%	4/4/31	32,956	32,790
	Wells Fargo & Co.	5.150%	4/23/31	20,888	21,396
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,400	6,761

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	4.897%	7/25/33	70,104	70,096
	Wells Fargo & Co.	5.389%	4/24/34	64,548	66,096
[3]	Wells Fargo & Co.	5.557%	7/25/34	56,096	57,929
	Wells Fargo & Co.	6.491%	10/23/34	3,200	3,498
	Wells Fargo & Co.	5.499%	1/23/35	42,305	43,398
	Wells Fargo & Co.	5.375%	2/7/35	2,245	2,354
	Wells Fargo & Co.	5.211%	12/3/35	34,915	35,058
	Wells Fargo & Co.	5.605%	4/23/36	35,042	36,171
[3]	Wells Fargo & Co.	5.950%	12/15/36	4,739	4,857
[3]	Wells Fargo & Co.	3.068%	4/30/41	52,128	39,409
	Wells Fargo & Co.	5.375%	11/2/43	19,224	18,232
	Wells Fargo & Co.	5.606%	1/15/44	24,485	23,721
[3]	Wells Fargo & Co.	4.650%	11/4/44	33,906	28,982
	Wells Fargo & Co.	3.900%	5/1/45	25,289	20,115
[3]	Wells Fargo & Co.	4.900%	11/17/45	43,450	38,189
[3]	Wells Fargo & Co.	4.400%	6/14/46	27,572	22,519
[3]	Wells Fargo & Co.	4.750%	12/7/46	28,096	24,056
[3]	Wells Fargo & Co.	5.013%	4/4/51	82,000	74,691
[3]	Wells Fargo & Co.	4.611%	4/25/53	58,241	49,610
[3]	Wells Fargo Bank NA	5.450%	8/7/26	34,615	35,062
	Wells Fargo Bank NA	5.254%	12/11/26	27,730	28,137
	Wells Fargo Bank NA	5.950%	8/26/36	10,424	10,902
[3]	Wells Fargo Bank NA	5.850%	2/1/37	21,815	22,649
[3]	Wells Fargo Bank NA	6.600%	1/15/38	16,928	18,735
	Western Union Co.	2.750%	3/15/31	5,090	4,458
	Western Union Co.	6.200%	11/17/36	7,565	7,710
	Western Union Co.	6.200%	6/21/40	1,618	1,634
	Westpac Banking Corp.	2.700%	8/19/26	28,302	27,864
[3]	Westpac Banking Corp.	4.600%	10/20/26	8,030	8,081
	Westpac Banking Corp.	3.350%	3/8/27	25,741	25,456
	Westpac Banking Corp.	3.400%	1/25/28	9,118	8,981
	Westpac Banking Corp.	5.535%	11/17/28	12,517	13,098
	Westpac Banking Corp.	1.953%	11/20/28	9,334	8,707
	Westpac Banking Corp.	5.050%	4/16/29	9,680	9,980
	Westpac Banking Corp.	2.650%	1/16/30	5,997	5,615
	Westpac Banking Corp.	2.150%	6/3/31	11,696	10,382
[3]	Westpac Banking Corp.	4.322%	11/23/31	36,316	36,085
	Westpac Banking Corp.	5.405%	8/10/33	11,125	11,224
	Westpac Banking Corp.	6.820%	11/17/33	4,685	5,149
	Westpac Banking Corp.	4.110%	7/24/34	12,022	11,617
	Westpac Banking Corp.	2.668%	11/15/35	22,101	19,503
[3]	Westpac Banking Corp.	5.618%	11/20/35	25,255	25,356
	Westpac Banking Corp.	3.020%	11/18/36	15,708	13,773
	Westpac Banking Corp.	4.421%	7/24/39	10,444	9,437
	Westpac Banking Corp.	2.963%	11/16/40	11,859	8,774
	Westpac Banking Corp.	3.133%	11/18/41	12,680	9,201
	Willis North America Inc.	4.650%	6/15/27	4,936	4,967
	Willis North America Inc.	4.500%	9/15/28	7,471	7,492
	Willis North America Inc.	2.950%	9/15/29	8,138	7,660
	Willis North America Inc.	5.350%	5/15/33	8,360	8,563
	Willis North America Inc.	5.050%	9/15/48	7,934	7,052
	Willis North America Inc.	3.875%	9/15/49	11,964	8,828
	Willis North America Inc.	5.900%	3/5/54	7,300	7,244
	Wintrust Financial Corp.	4.850%	6/6/29	3,927	3,835
	XL Group Ltd.	5.250%	12/15/43	6,865	6,581
	Zions Bancorp NA	3.250%	10/29/29	6,620	6,098
	Zions Bancorp NA	6.816%	11/19/35	8,130	8,450
					26,605,307
Health Care (2.8%)
	Abbott Laboratories	3.750%	11/30/26	15,260	15,214
	Abbott Laboratories	1.150%	1/30/28	11,085	10,370
	Abbott Laboratories	1.400%	6/30/30	6,432	5,661
	Abbott Laboratories	4.750%	11/30/36	17,672	17,571
	Abbott Laboratories	6.150%	11/30/37	5,345	5,924
	Abbott Laboratories	6.000%	4/1/39	4,279	4,702
	Abbott Laboratories	5.300%	5/27/40	6,839	6,987
	Abbott Laboratories	4.750%	4/15/43	4,869	4,616
	Abbott Laboratories	4.900%	11/30/46	39,413	37,286
	AbbVie Inc.	2.950%	11/21/26	53,632	52,761

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.800%	3/15/27	36,505	36,867
	AbbVie Inc.	4.650%	3/15/28	18,025	18,288
	AbbVie Inc.	4.250%	11/14/28	24,055	24,174
	AbbVie Inc.	4.800%	3/15/29	37,262	37,991
	AbbVie Inc.	3.200%	11/21/29	89,438	85,530
	AbbVie Inc.	4.875%	3/15/30	14,360	14,709
	AbbVie Inc.	4.950%	3/15/31	30,634	31,438
	AbbVie Inc.	5.050%	3/15/34	42,286	43,059
	AbbVie Inc.	4.550%	3/15/35	31,387	30,478
	AbbVie Inc.	5.200%	3/15/35	16,472	16,828
	AbbVie Inc.	4.500%	5/14/35	44,166	42,669
	AbbVie Inc.	4.300%	5/14/36	12,758	12,030
	AbbVie Inc.	4.050%	11/21/39	58,446	51,208
	AbbVie Inc.	4.625%	10/1/42	7,007	6,318
	AbbVie Inc.	4.400%	11/6/42	26,861	23,596
	AbbVie Inc.	4.850%	6/15/44	26,158	24,087
	AbbVie Inc.	4.750%	3/15/45	8,512	7,673
	AbbVie Inc.	4.700%	5/14/45	21,777	19,503
	AbbVie Inc.	4.450%	5/14/46	25,962	22,348
	AbbVie Inc.	4.875%	11/14/48	23,146	20,969
	AbbVie Inc.	4.250%	11/21/49	89,397	73,662
	AbbVie Inc.	5.400%	3/15/54	47,240	45,943
	AbbVie Inc.	5.500%	3/15/64	25,410	24,645
	Adventist Health System	5.430%	3/1/32	5,613	5,675
	Adventist Health System	5.757%	12/1/34	5,805	5,814
	Adventist Health System	3.630%	3/1/49	5,360	3,619
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,102	5,048
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	4,903	4,439
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	8,495	6,990
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	8,795	6,255
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,985	3,258
	Aetna Inc.	6.625%	6/15/36	14,795	15,895
	Aetna Inc.	6.750%	12/15/37	7,337	7,929
	Aetna Inc.	4.500%	5/15/42	7,337	6,046
	Aetna Inc.	4.750%	3/15/44	5,329	4,515
	Agilent Technologies Inc.	3.050%	9/22/26	6,474	6,375
	Agilent Technologies Inc.	2.750%	9/15/29	7,255	6,796
	Agilent Technologies Inc.	2.100%	6/4/30	9,040	8,099
	Agilent Technologies Inc.	2.300%	3/12/31	11,207	9,928
	Agilent Technologies Inc.	4.750%	9/9/34	7,900	7,778
	AHS Hospital Corp.	5.024%	7/1/45	5,959	5,555
[3]	AHS Hospital Corp.	2.780%	7/1/51	7,555	4,658
[3]	Allina Health System	3.887%	4/15/49	5,107	3,873
	Amgen Inc.	2.600%	8/19/26	23,835	23,406
	Amgen Inc.	2.200%	2/21/27	28,516	27,593
	Amgen Inc.	3.200%	11/2/27	14,965	14,581
	Amgen Inc.	5.150%	3/2/28	28,545	29,162
	Amgen Inc.	1.650%	8/15/28	19,475	18,001
	Amgen Inc.	3.000%	2/22/29	9,786	9,349
	Amgen Inc.	4.050%	8/18/29	23,560	23,282
	Amgen Inc.	2.450%	2/21/30	21,040	19,271
	Amgen Inc.	5.250%	3/2/30	31,815	32,794
	Amgen Inc.	2.300%	2/25/31	30,040	26,700
	Amgen Inc.	2.000%	1/15/32	12,309	10,506
	Amgen Inc.	3.350%	2/22/32	12,487	11,559
	Amgen Inc.	4.200%	3/1/33	8,816	8,474
	Amgen Inc.	5.250%	3/2/33	69,930	71,621
	Amgen Inc.	3.150%	2/21/40	29,538	22,738
	Amgen Inc.	2.800%	8/15/41	5,396	3,891
	Amgen Inc.	4.950%	10/1/41	18,306	16,858
	Amgen Inc.	5.150%	11/15/41	11,714	11,038
	Amgen Inc.	5.600%	3/2/43	45,501	45,129
	Amgen Inc.	4.400%	5/1/45	29,801	25,329
	Amgen Inc.	4.563%	6/15/48	7,053	5,997
	Amgen Inc.	3.375%	2/21/50	10,052	7,064
	Amgen Inc.	4.663%	6/15/51	32,593	27,902
	Amgen Inc.	3.000%	1/15/52	5,956	3,832
	Amgen Inc.	4.200%	2/22/52	16,326	12,764
	Amgen Inc.	4.875%	3/1/53	8,856	7,729
	Amgen Inc.	5.650%	3/2/53	68,830	67,229

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.770%	9/1/53	8,226	4,877
	Amgen Inc.	4.400%	2/22/62	8,055	6,274
	Amgen Inc.	5.750%	3/2/63	43,155	41,955
[3]	Ascension Health	2.532%	11/15/29	16,094	15,008
[3]	Ascension Health	3.106%	11/15/39	20,971	16,386
	Ascension Health	3.945%	11/15/46	16,747	13,404
[3]	Ascension Health	4.847%	11/15/53	10,110	8,974
	AstraZeneca Finance LLC	4.800%	2/26/27	16,628	16,816
	AstraZeneca Finance LLC	4.875%	3/3/28	16,511	16,875
	AstraZeneca Finance LLC	1.750%	5/28/28	15,345	14,389
	AstraZeneca Finance LLC	4.850%	2/26/29	10,284	10,513
	AstraZeneca Finance LLC	4.900%	3/3/30	11,886	12,191
	AstraZeneca Finance LLC	4.900%	2/26/31	17,125	17,592
	AstraZeneca Finance LLC	2.250%	5/28/31	14,449	12,932
	AstraZeneca Finance LLC	4.875%	3/3/33	18,585	18,904
	AstraZeneca Finance LLC	5.000%	2/26/34	10,868	11,080
	AstraZeneca plc	3.125%	6/12/27	10,534	10,376
	AstraZeneca plc	4.000%	1/17/29	9,059	9,023
	AstraZeneca plc	1.375%	8/6/30	18,321	15,901
	AstraZeneca plc	6.450%	9/15/37	36,647	41,138
	AstraZeneca plc	4.000%	9/18/42	18,938	16,051
	AstraZeneca plc	4.375%	11/16/45	14,641	12,748
	AstraZeneca plc	4.375%	8/17/48	3,472	2,965
	AstraZeneca plc	2.125%	8/6/50	9,913	5,506
	AstraZeneca plc	3.000%	5/28/51	8,866	5,936
	Banner Health	2.338%	1/1/30	7,751	7,114
	Banner Health	1.897%	1/1/31	4,398	3,848
	Banner Health	2.907%	1/1/42	3,664	2,600
[3]	Banner Health	3.181%	1/1/50	4,310	2,888
	Banner Health	2.913%	1/1/51	5,480	3,476
[3]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	3,890	2,254
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,015	4,774
	Baxalta Inc.	5.250%	6/23/45	6,624	6,167
	Baxter International Inc.	2.600%	8/15/26	8,262	8,106
	Baxter International Inc.	1.915%	2/1/27	23,415	22,547
	Baxter International Inc.	2.272%	12/1/28	21,359	19,884
	Baxter International Inc.	3.950%	4/1/30	9,675	9,453
	Baxter International Inc.	1.730%	4/1/31	19,699	16,815
	Baxter International Inc.	2.539%	2/1/32	22,146	19,318
	Baxter International Inc.	3.500%	8/15/46	6,056	4,325
	Baxter International Inc.	3.132%	12/1/51	11,289	7,203
[3]	BayCare Health System Inc.	3.831%	11/15/50	13,370	10,240
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,935
	Baylor Scott & White Holdings	4.185%	11/15/45	6,154	5,117
	Baylor Scott & White Holdings	3.967%	11/15/46	2,569	2,050
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	11,550	7,268
	Becton Dickinson & Co.	3.700%	6/6/27	27,509	27,195
	Becton Dickinson & Co.	4.693%	2/13/28	8,958	9,046
	Becton Dickinson & Co.	5.081%	6/7/29	6,215	6,353
	Becton Dickinson & Co.	2.823%	5/20/30	6,545	6,057
	Becton Dickinson & Co.	1.957%	2/11/31	9,747	8,458
	Becton Dickinson & Co.	4.298%	8/22/32	13,600	13,166
	Becton Dickinson & Co.	5.110%	2/8/34	2,191	2,195
	Becton Dickinson & Co.	4.685%	12/15/44	7,753	6,742
	Becton Dickinson & Co.	4.669%	6/6/47	25,350	21,748
	Becton Dickinson & Co.	3.794%	5/20/50	9,255	6,883
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	7,295	4,535
	Biogen Inc.	2.250%	5/1/30	27,163	24,473
	Biogen Inc.	5.750%	5/15/35	2,950	3,033
	Biogen Inc.	3.150%	5/1/50	34,754	21,880
	Biogen Inc.	3.250%	2/15/51	9,110	5,830
	Biogen Inc.	6.450%	5/15/55	4,630	4,766
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,461	5,356
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	11,320	10,429
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,666	3,673
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,750	7,444
	Boston Scientific Corp.	4.000%	3/1/29	1,000	994
	Boston Scientific Corp.	2.650%	6/1/30	13,461	12,462
	Boston Scientific Corp.	4.550%	3/1/39	11,803	11,175
	Boston Scientific Corp.	7.375%	1/15/40	4,685	5,677

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	4.700%	3/1/49	11,639	10,474
	Bristol-Myers Squibb Co.	4.900%	2/22/27	5,185	5,253
	Bristol-Myers Squibb Co.	3.250%	2/27/27	5,904	5,830
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,015	5,634
	Bristol-Myers Squibb Co.	3.450%	11/15/27	20,282	20,034
	Bristol-Myers Squibb Co.	3.900%	2/20/28	33,096	32,937
	Bristol-Myers Squibb Co.	4.900%	2/22/29	19,797	20,271
	Bristol-Myers Squibb Co.	3.400%	7/26/29	32,556	31,547
	Bristol-Myers Squibb Co.	1.450%	11/13/30	6,357	5,501
	Bristol-Myers Squibb Co.	5.100%	2/22/31	18,120	18,754
	Bristol-Myers Squibb Co.	2.950%	3/15/32	22,956	20,815
	Bristol-Myers Squibb Co.	5.900%	11/15/33	2,808	3,017
	Bristol-Myers Squibb Co.	5.200%	2/22/34	35,906	36,763
	Bristol-Myers Squibb Co.	4.125%	6/15/39	35,970	31,953
	Bristol-Myers Squibb Co.	2.350%	11/13/40	10	7
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,206	3,896
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,660	11,220
	Bristol-Myers Squibb Co.	4.350%	11/15/47	23,514	19,641
	Bristol-Myers Squibb Co.	4.550%	2/20/48	9,155	7,869
	Bristol-Myers Squibb Co.	4.250%	10/26/49	52,929	42,859
	Bristol-Myers Squibb Co.	2.550%	11/13/50	25,731	15,019
	Bristol-Myers Squibb Co.	3.700%	3/15/52	49,772	36,237
	Bristol-Myers Squibb Co.	5.550%	2/22/54	44,000	42,864
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,785	11,303
	Bristol-Myers Squibb Co.	6.400%	11/15/63	21,012	22,743
	Bristol-Myers Squibb Co.	5.650%	2/22/64	23,574	22,876
	Cardinal Health Inc.	4.700%	11/15/26	5,490	5,518
	Cardinal Health Inc.	3.410%	6/15/27	9,609	9,466
	Cardinal Health Inc.	5.000%	11/15/29	9,290	9,471
	Cardinal Health Inc.	5.450%	2/15/34	6,795	6,987
	Cardinal Health Inc.	5.350%	11/15/34	13,915	14,181
	Cardinal Health Inc.	4.600%	3/15/43	7,390	6,355
	Cardinal Health Inc.	4.500%	11/15/44	6,987	5,864
	Cardinal Health Inc.	4.900%	9/15/45	6,497	5,754
	Cardinal Health Inc.	4.368%	6/15/47	4,395	3,585
	Cardinal Health Inc.	5.750%	11/15/54	8,445	8,322
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	7,556	5,029
	Cencora Inc.	3.450%	12/15/27	9,737	9,551
	Cencora Inc.	4.625%	12/15/27	4,950	4,991
	Cencora Inc.	4.850%	12/15/29	3,800	3,858
	Cencora Inc.	2.800%	5/15/30	8,412	7,816
	Cencora Inc.	2.700%	3/15/31	21,477	19,399
	Cencora Inc.	5.125%	2/15/34	3,432	3,460
	Cencora Inc.	5.150%	2/15/35	9,110	9,190
	Cencora Inc.	4.250%	3/1/45	6,869	5,634
	Cencora Inc.	4.300%	12/15/47	8,679	7,011
	Centene Corp.	4.250%	12/15/27	35,616	35,087
	Centene Corp.	2.450%	7/15/28	30,179	28,059
	Centene Corp.	4.625%	12/15/29	48,391	47,102
	Centene Corp.	3.375%	2/15/30	11,195	10,309
	Centene Corp.	3.000%	10/15/30	36,329	32,465
	Centene Corp.	2.500%	3/1/31	38,410	33,096
	Centene Corp.	2.625%	8/1/31	8,498	7,286
	Children's Health System of Texas	2.511%	8/15/50	6,778	3,945
[3]	Children's Hospital	2.928%	7/15/50	5,250	3,284
[3]	Children's Hospital Corp.	4.115%	1/1/47	5,918	4,849
[3]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,383
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,431
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	5,765	3,491
[3]	CHRISTUS Health	4.341%	7/1/28	6,925	6,926
[3]	Cigna Group	3.400%	3/1/27	19,949	19,666
[3]	Cigna Group	3.050%	10/15/27	10,258	9,996
	Cigna Group	4.375%	10/15/28	38,967	39,018
	Cigna Group	5.000%	5/15/29	13,500	13,803
	Cigna Group	2.400%	3/15/30	20,615	18,807
	Cigna Group	2.375%	3/15/31	21,529	19,139
	Cigna Group	5.400%	3/15/33	9,855	10,183
	Cigna Group	5.250%	2/15/34	25,442	25,835
	Cigna Group	4.800%	8/15/38	29,316	27,522
	Cigna Group	3.200%	3/15/40	13,977	10,682

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cigna Group	6.125%	11/15/41	6,716	6,981
[3]	Cigna Group	4.800%	7/15/46	20,397	17,732
[3]	Cigna Group	3.875%	10/15/47	8,077	6,062
	Cigna Group	4.900%	12/15/48	29,704	25,925
	Cigna Group	3.400%	3/15/50	24,712	16,750
	Cigna Group	3.400%	3/15/51	17,389	11,672
	Cigna Group	5.600%	2/15/54	18,120	17,334
[3]	City of Hope	5.623%	11/15/43	2,925	2,818
[3]	City of Hope	4.378%	8/15/48	9,600	7,613
	Cleveland Clinic Foundation	4.858%	1/1/14	4,905	4,126
	CommonSpirit Health	6.073%	11/1/27	7,095	7,346
	CommonSpirit Health	3.347%	10/1/29	15,907	15,208
	CommonSpirit Health	2.782%	10/1/30	6,608	6,057
	CommonSpirit Health	5.205%	12/1/31	14,595	14,975
	CommonSpirit Health	5.318%	12/1/34	10,280	10,329
[3]	CommonSpirit Health	4.350%	11/1/42	10,715	8,993
	CommonSpirit Health	3.817%	10/1/49	12,280	9,052
	CommonSpirit Health	4.187%	10/1/49	13,252	10,291
	CommonSpirit Health	3.910%	10/1/50	8,794	6,492
	CommonSpirit Health	5.548%	12/1/54	8,156	7,665
[3]	Community Health Network Inc.	3.099%	5/1/50	6,765	4,269
[3]	Corewell Health Obligated Group	3.487%	7/15/49	5,114	3,640
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,155	6,349
	CVS Health Corp.	3.000%	8/15/26	11,366	11,187
	CVS Health Corp.	3.625%	4/1/27	8,258	8,153
	CVS Health Corp.	6.250%	6/1/27	2,897	2,998
	CVS Health Corp.	1.300%	8/21/27	13,687	12,830
	CVS Health Corp.	4.300%	3/25/28	50,835	50,620
	CVS Health Corp.	5.000%	1/30/29	30,083	30,540
	CVS Health Corp.	5.400%	6/1/29	5,550	5,709
	CVS Health Corp.	3.250%	8/15/29	41,275	39,220
	CVS Health Corp.	5.125%	2/21/30	17,705	18,028
	CVS Health Corp.	3.750%	4/1/30	28,846	27,668
	CVS Health Corp.	1.750%	8/21/30	19,067	16,475
	CVS Health Corp.	5.250%	1/30/31	6,856	7,008
	CVS Health Corp.	1.875%	2/28/31	23,702	20,299
	CVS Health Corp.	5.550%	6/1/31	10,818	11,243
	CVS Health Corp.	2.125%	9/15/31	14,030	12,000
	CVS Health Corp.	5.250%	2/21/33	23,591	23,747
	CVS Health Corp.	5.300%	6/1/33	18,870	19,009
	CVS Health Corp.	5.700%	6/1/34	4,137	4,259
	CVS Health Corp.	4.875%	7/20/35	16,492	15,808
	CVS Health Corp.	4.780%	3/25/38	69,380	63,653
	CVS Health Corp.	6.125%	9/15/39	8,841	9,049
	CVS Health Corp.	4.125%	4/1/40	12,260	10,228
	CVS Health Corp.	2.700%	8/21/40	50	35
	CVS Health Corp.	5.300%	12/5/43	9,819	8,927
	CVS Health Corp.	5.125%	7/20/45	45,747	40,461
	CVS Health Corp.	5.050%	3/25/48	104,891	90,601
	CVS Health Corp.	5.625%	2/21/53	16,315	15,078
	CVS Health Corp.	5.875%	6/1/53	14,465	13,825
	CVS Health Corp.	6.050%	6/1/54	14,011	13,725
	CVS Health Corp.	6.000%	6/1/63	11,555	11,038
	Danaher Corp.	4.375%	9/15/45	5,139	4,432
	Danaher Corp.	2.600%	10/1/50	7,870	4,744
	Danaher Corp.	2.800%	12/10/51	17,032	10,615
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,850	3,719
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10,308	9,408
	DH Europe Finance II Sarl	2.600%	11/15/29	13,269	12,390
	DH Europe Finance II Sarl	3.250%	11/15/39	11,754	9,429
	DH Europe Finance II Sarl	3.400%	11/15/49	12,002	8,535
	Dignity Health	4.500%	11/1/42	7,005	5,874
	Dignity Health	5.267%	11/1/64	3,636	3,215
[3]	Duke University Health System Inc.	3.920%	6/1/47	7,597	6,012
	Edwards Lifesciences Corp.	4.300%	6/15/28	8,634	8,625
	Elevance Health Inc.	4.500%	10/30/26	3,418	3,429
	Elevance Health Inc.	3.650%	12/1/27	22,796	22,529
	Elevance Health Inc.	4.101%	3/1/28	22,914	22,849
	Elevance Health Inc.	5.150%	6/15/29	8,550	8,801
	Elevance Health Inc.	2.875%	9/15/29	7,195	6,777

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.750%	2/15/30	5,015	5,074
	Elevance Health Inc.	2.250%	5/15/30	29,981	27,056
	Elevance Health Inc.	2.550%	3/15/31	18,297	16,429
	Elevance Health Inc.	4.950%	11/1/31	14,260	14,467
	Elevance Health Inc.	4.100%	5/15/32	3,782	3,629
	Elevance Health Inc.	5.500%	10/15/32	7,730	8,062
	Elevance Health Inc.	4.750%	2/15/33	12,554	12,468
	Elevance Health Inc.	5.375%	6/15/34	18,155	18,555
	Elevance Health Inc.	5.950%	12/15/34	3,591	3,798
	Elevance Health Inc.	5.200%	2/15/35	15,920	16,079
	Elevance Health Inc.	5.850%	1/15/36	5,853	6,146
	Elevance Health Inc.	6.375%	6/15/37	6,840	7,380
	Elevance Health Inc.	4.625%	5/15/42	9,370	8,208
	Elevance Health Inc.	4.650%	1/15/43	15,411	13,499
	Elevance Health Inc.	5.100%	1/15/44	8,932	8,219
	Elevance Health Inc.	4.650%	8/15/44	12,718	11,059
	Elevance Health Inc.	4.375%	12/1/47	23,644	19,287
	Elevance Health Inc.	4.550%	3/1/48	9,908	8,243
	Elevance Health Inc.	3.700%	9/15/49	12,700	9,096
	Elevance Health Inc.	3.125%	5/15/50	16,020	10,402
	Elevance Health Inc.	3.600%	3/15/51	12,093	8,512
	Elevance Health Inc.	4.550%	5/15/52	9,170	7,502
	Elevance Health Inc.	6.100%	10/15/52	7,132	7,264
	Elevance Health Inc.	5.125%	2/15/53	9,385	8,371
	Elevance Health Inc.	5.650%	6/15/54	8,375	8,029
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,629
	Elevance Health Inc.	5.700%	2/15/55	19,990	19,365
	Elevance Health Inc.	5.850%	11/1/64	10,545	10,242
	Eli Lilly & Co.	4.500%	2/9/27	14,675	14,794
	Eli Lilly & Co.	4.150%	8/14/27	6,265	6,295
	Eli Lilly & Co.	4.550%	2/12/28	13,870	14,050
	Eli Lilly & Co.	4.500%	2/9/29	10,321	10,476
	Eli Lilly & Co.	3.375%	3/15/29	6,699	6,553
	Eli Lilly & Co.	4.200%	8/14/29	13,837	13,882
	Eli Lilly & Co.	4.750%	2/12/30	11,880	12,184
	Eli Lilly & Co.	4.900%	2/12/32	13,440	13,803
	Eli Lilly & Co.	4.700%	2/27/33	20,385	20,566
	Eli Lilly & Co.	4.700%	2/9/34	20,191	20,178
	Eli Lilly & Co.	4.600%	8/14/34	16,384	16,237
	Eli Lilly & Co.	3.950%	5/15/47	2,705	2,188
	Eli Lilly & Co.	3.950%	3/15/49	3,838	3,079
	Eli Lilly & Co.	2.250%	5/15/50	21,885	12,519
	Eli Lilly & Co.	4.875%	2/27/53	16,320	14,960
	Eli Lilly & Co.	5.000%	2/9/54	32,765	30,616
	Eli Lilly & Co.	5.050%	8/14/54	14,315	13,445
	Eli Lilly & Co.	5.500%	2/12/55	15,500	15,623
	Eli Lilly & Co.	4.150%	3/15/59	6,577	5,231
	Eli Lilly & Co.	2.500%	9/15/60	9,502	5,236
	Eli Lilly & Co.	4.950%	2/27/63	16,641	15,112
	Eli Lilly & Co.	5.100%	2/9/64	32,270	29,994
	Eli Lilly & Co.	5.200%	8/14/64	10,390	9,829
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	4,465	3,341
	GE HealthCare Technologies Inc.	5.650%	11/15/27	23,205	23,911
	GE HealthCare Technologies Inc.	4.800%	8/14/29	10,400	10,549
	GE HealthCare Technologies Inc.	5.857%	3/15/30	16,155	17,064
	GE HealthCare Technologies Inc.	4.800%	1/15/31	8,440	8,509
	GE HealthCare Technologies Inc.	5.905%	11/22/32	23,055	24,519
	GE HealthCare Technologies Inc.	5.500%	6/15/35	11,005	11,268
	GE HealthCare Technologies Inc.	6.377%	11/22/52	14,405	15,518
	Gilead Sciences Inc.	2.950%	3/1/27	15,034	14,765
	Gilead Sciences Inc.	1.200%	10/1/27	7,715	7,240
	Gilead Sciences Inc.	4.800%	11/15/29	7,280	7,432
	Gilead Sciences Inc.	5.250%	10/15/33	13,670	14,128
	Gilead Sciences Inc.	5.100%	6/15/35	11,320	11,455
	Gilead Sciences Inc.	4.600%	9/1/35	18,384	17,857
	Gilead Sciences Inc.	4.000%	9/1/36	14,994	13,676
	Gilead Sciences Inc.	2.600%	10/1/40	16,938	12,147
	Gilead Sciences Inc.	5.650%	12/1/41	14,795	15,069
	Gilead Sciences Inc.	4.800%	4/1/44	25,856	23,608
	Gilead Sciences Inc.	4.500%	2/1/45	27,363	23,852

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.750%	3/1/46	24,791	22,188
	Gilead Sciences Inc.	4.150%	3/1/47	22,544	18,424
	Gilead Sciences Inc.	2.800%	10/1/50	14,010	8,797
	Gilead Sciences Inc.	5.550%	10/15/53	15,310	15,116
	Gilead Sciences Inc.	5.500%	11/15/54	8,010	7,860
	Gilead Sciences Inc.	5.600%	11/15/64	10,600	10,420
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	31,537	31,396
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	7,181	7,240
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,711	7,016
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	14,900	14,884
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	35,965	39,958
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,451	4,690
	GlaxoSmithKline Capital plc	4.315%	3/12/27	6,450	6,488
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,888	12,515
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	6,398	4,473
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,525	5,318
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	7,955	4,970
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,946	3,230
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	5,273	3,676
	HCA Inc.	5.375%	9/1/26	17,100	17,189
	HCA Inc.	4.500%	2/15/27	8,759	8,761
	HCA Inc.	3.125%	3/15/27	13,212	12,937
	HCA Inc.	5.000%	3/1/28	9,315	9,449
	HCA Inc.	5.200%	6/1/28	13,595	13,891
	HCA Inc.	5.625%	9/1/28	22,586	23,254
	HCA Inc.	5.875%	2/1/29	6,075	6,305
	HCA Inc.	3.375%	3/15/29	5,088	4,882
	HCA Inc.	4.125%	6/15/29	30,640	30,105
	HCA Inc.	5.250%	3/1/30	9,800	10,046
	HCA Inc.	3.500%	9/1/30	44,085	41,683
	HCA Inc.	5.450%	4/1/31	17,570	18,113
	HCA Inc.	2.375%	7/15/31	11,479	9,999
	HCA Inc.	5.500%	3/1/32	9,800	10,114
	HCA Inc.	3.625%	3/15/32	25,686	23,673
	HCA Inc.	5.500%	6/1/33	16,775	17,184
	HCA Inc.	5.600%	4/1/34	23,290	23,853
	HCA Inc.	5.450%	9/15/34	18,263	18,402
	HCA Inc.	5.750%	3/1/35	20,000	20,563
	HCA Inc.	5.125%	6/15/39	15,443	14,514
	HCA Inc.	4.375%	3/15/42	9,208	7,671
	HCA Inc.	5.500%	6/15/47	26,482	24,623
	HCA Inc.	5.250%	6/15/49	24,725	21,976
	HCA Inc.	3.500%	7/15/51	7,565	5,012
	HCA Inc.	4.625%	3/15/52	25,935	20,844
	HCA Inc.	5.900%	6/1/53	15,949	15,404
	HCA Inc.	6.000%	4/1/54	32,059	31,344
	HCA Inc.	5.950%	9/15/54	6,930	6,735
	HCA Inc.	6.200%	3/1/55	19,575	19,705
	HCA Inc.	6.100%	4/1/64	9,360	9,131
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	6,970	5,266
	Humana Inc.	1.350%	2/3/27	10,679	10,211
	Humana Inc.	3.950%	3/15/27	5,310	5,290
	Humana Inc.	5.750%	3/1/28	5,043	5,200
	Humana Inc.	5.750%	12/1/28	5,915	6,155
	Humana Inc.	3.700%	3/23/29	455	441
	Humana Inc.	3.125%	8/15/29	6,900	6,505
	Humana Inc.	4.875%	4/1/30	9,359	9,432
	Humana Inc.	5.375%	4/15/31	17,500	17,893
	Humana Inc.	2.150%	2/3/32	13,750	11,527
	Humana Inc.	5.875%	3/1/33	10,220	10,580
	Humana Inc.	5.950%	3/15/34	11,675	12,123
	Humana Inc.	5.550%	5/1/35	8,110	8,151
	Humana Inc.	4.625%	12/1/42	12,222	10,206
	Humana Inc.	4.950%	10/1/44	7,287	6,295
	Humana Inc.	4.800%	3/15/47	8,688	7,192
	Humana Inc.	3.950%	8/15/49	4,128	2,977
	Humana Inc.	5.500%	3/15/53	9,995	8,978
	Humana Inc.	5.750%	4/15/54	13,241	12,340
	Humana Inc.	6.000%	5/1/55	9,525	9,181
	Illumina Inc.	4.650%	9/9/26	5,375	5,381

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illumina Inc.	5.750%	12/13/27	7,120	7,297
	Illumina Inc.	2.550%	3/23/31	6,626	5,827
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,510	4,366
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,506
	Inova Health System Foundation	4.068%	5/15/52	6,198	4,923
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,765	5,544
[3]	Iowa Health System	3.665%	2/15/50	7,625	5,577
	Johns Hopkins Health System Corp.	3.837%	5/15/46	10,729	8,420
	Johnson & Johnson	4.500%	3/1/27	7,674	7,752
	Johnson & Johnson	2.950%	3/3/27	25,170	24,794
	Johnson & Johnson	0.950%	9/1/27	9,459	8,898
	Johnson & Johnson	2.900%	1/15/28	49,575	48,403
	Johnson & Johnson	4.550%	3/1/28	8,953	9,106
	Johnson & Johnson	4.800%	6/1/29	5,830	5,993
	Johnson & Johnson	6.950%	9/1/29	2,255	2,515
	Johnson & Johnson	4.700%	3/1/30	19,150	19,598
	Johnson & Johnson	1.300%	9/1/30	23,567	20,518
	Johnson & Johnson	4.850%	3/1/32	15,864	16,305
	Johnson & Johnson	4.950%	5/15/33	5,501	5,698
	Johnson & Johnson	4.375%	12/5/33	6,910	6,920
	Johnson & Johnson	4.950%	6/1/34	2,687	2,792
	Johnson & Johnson	5.000%	3/1/35	24,883	25,526
	Johnson & Johnson	3.550%	3/1/36	16,273	14,667
	Johnson & Johnson	3.625%	3/3/37	13,416	11,991
	Johnson & Johnson	5.950%	8/15/37	11,258	12,452
	Johnson & Johnson	3.400%	1/15/38	11,678	10,053
	Johnson & Johnson	2.100%	9/1/40	34,322	23,605
	Johnson & Johnson	4.500%	9/1/40	7,837	7,489
	Johnson & Johnson	4.850%	5/15/41	1,826	1,791
	Johnson & Johnson	4.500%	12/5/43	17,729	16,404
	Johnson & Johnson	3.700%	3/1/46	26,271	21,069
	Johnson & Johnson	3.750%	3/3/47	13,660	10,949
	Johnson & Johnson	3.500%	1/15/48	11,362	8,676
	Johnson & Johnson	2.250%	9/1/50	4,301	2,518
	Johnson & Johnson	5.250%	6/1/54	12,743	12,663
	Johnson & Johnson	2.450%	9/1/60	5,580	3,102
	Kaiser Foundation Hospitals	3.150%	5/1/27	11,662	11,444
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	49,128	35,138
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,609	13,551
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,143	19,780
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	23,046	15,948
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	16,298	10,562
	Koninklijke Philips NV	6.875%	3/11/38	4,560	5,007
	Koninklijke Philips NV	5.000%	3/15/42	11,159	10,075
	Laboratory Corp. of America Holdings	3.600%	9/1/27	4,498	4,447
	Laboratory Corp. of America Holdings	2.950%	12/1/29	10,328	9,711
	Laboratory Corp. of America Holdings	4.350%	4/1/30	4,880	4,847
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,666	5,099
	Laboratory Corp. of America Holdings	4.550%	4/1/32	7,630	7,516
	Laboratory Corp. of America Holdings	4.800%	10/1/34	10,295	10,082
	Laboratory Corp. of America Holdings	4.700%	2/1/45	16,980	14,865
[3]	Mass General Brigham Inc.	3.765%	7/1/48	3,507	2,673
[3]	Mass General Brigham Inc.	3.192%	7/1/49	9,395	6,385
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,920	2,288
[3]	Mass General Brigham Inc.	3.342%	7/1/60	9,870	6,449
[3]	Mayo Clinic	3.774%	11/15/43	6,741	5,448
[3]	Mayo Clinic	4.000%	11/15/47	3,625	2,873
[3]	Mayo Clinic	4.128%	11/15/52	6,555	5,233
[3]	Mayo Clinic	3.196%	11/15/61	18,034	11,332
	McKesson Corp.	3.950%	2/16/28	3,568	3,554
	McKesson Corp.	4.250%	9/15/29	5,575	5,570
	McKesson Corp.	4.650%	5/30/30	14,100	14,212
	McKesson Corp.	4.950%	5/30/32	9,150	9,270
	McKesson Corp.	5.100%	7/15/33	10,725	10,979
	McKesson Corp.	5.250%	5/30/35	9,500	9,659
[3]	McLaren Health Care Corp.	4.386%	5/15/48	5,380	4,438
[3]	MedStar Health Inc.	3.626%	8/15/49	3,688	2,594
	Medtronic Inc.	4.375%	3/15/35	44,476	43,025
	Medtronic Inc.	4.625%	3/15/45	16,790	15,095
	Memorial Health Services	3.447%	11/1/49	7,300	5,176

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	7,673	7,305
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	6,972	4,547
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	8,800	7,005
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	7,312	5,865
	Merck & Co. Inc.	1.700%	6/10/27	27,443	26,304
	Merck & Co. Inc.	4.050%	5/17/28	7,495	7,528
	Merck & Co. Inc.	3.400%	3/7/29	27,211	26,531
	Merck & Co. Inc.	4.300%	5/17/30	8,253	8,304
	Merck & Co. Inc.	1.450%	6/24/30	11,941	10,443
	Merck & Co. Inc.	2.150%	12/10/31	27,583	24,077
	Merck & Co. Inc.	4.500%	5/17/33	17,536	17,474
	Merck & Co. Inc.	6.500%	12/1/33	13,072	14,825
	Merck & Co. Inc.	3.900%	3/7/39	12,940	11,374
	Merck & Co. Inc.	2.350%	6/24/40	12,477	8,766
	Merck & Co. Inc.	3.600%	9/15/42	8,979	7,120
	Merck & Co. Inc.	4.150%	5/18/43	11,281	9,628
	Merck & Co. Inc.	4.900%	5/17/44	11,923	11,153
	Merck & Co. Inc.	3.700%	2/10/45	28,542	22,497
	Merck & Co. Inc.	4.000%	3/7/49	17,687	14,072
	Merck & Co. Inc.	2.450%	6/24/50	7,085	4,149
	Merck & Co. Inc.	2.750%	12/10/51	27,344	16,801
	Merck & Co. Inc.	5.000%	5/17/53	17,471	16,062
	Merck & Co. Inc.	2.900%	12/10/61	37,295	21,740
	Merck & Co. Inc.	5.150%	5/17/63	3,769	3,470
[3]	Methodist Hospital	2.705%	12/1/50	40,819	24,892
[3]	Montefiore Obligated Group	5.246%	11/1/48	9,990	8,116
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,750	3,511
[3]	Mount Sinai Hospital	3.981%	7/1/48	4,024	2,907
[3]	Mount Sinai Hospital	3.737%	7/1/49	5,617	3,769
[3]	Mount Sinai Hospital	3.391%	7/1/50	5,100	3,147
	Mylan Inc.	4.550%	4/15/28	9,834	9,748
	Mylan Inc.	5.400%	11/29/43	7,065	5,938
	Mylan Inc.	5.200%	4/15/48	6,565	5,209
[3]	MyMichigan Health	3.409%	6/1/50	4,205	2,947
	New York & Presbyterian Hospital	2.256%	8/1/40	5,210	3,580
	New York & Presbyterian Hospital	4.024%	8/1/45	11,512	9,404
	New York & Presbyterian Hospital	4.063%	8/1/56	9,435	7,332
	New York & Presbyterian Hospital	2.606%	8/1/60	3,937	2,147
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	6,352	4,346
	Northwell Healthcare Inc.	3.979%	11/1/46	8,665	6,652
	Northwell Healthcare Inc.	4.260%	11/1/47	11,680	9,273
	Northwell Healthcare Inc.	3.809%	11/1/49	6,279	4,509
[3]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	6,790	4,126
	Novant Health Inc.	2.637%	11/1/36	3,830	3,013
	Novant Health Inc.	3.168%	11/1/51	10,925	7,230
	Novant Health Inc.	3.318%	11/1/61	7,575	4,802
	Novartis Capital Corp.	2.000%	2/14/27	15,935	15,475
	Novartis Capital Corp.	3.100%	5/17/27	22,531	22,208
	Novartis Capital Corp.	3.800%	9/18/29	13,585	13,469
	Novartis Capital Corp.	2.200%	8/14/30	33,217	30,249
	Novartis Capital Corp.	4.000%	9/18/31	4,980	4,906
	Novartis Capital Corp.	4.200%	9/18/34	12,455	12,001
	Novartis Capital Corp.	3.700%	9/21/42	10,302	8,423
	Novartis Capital Corp.	4.400%	5/6/44	20,386	18,177
	Novartis Capital Corp.	4.000%	11/20/45	21,611	18,018
	Novartis Capital Corp.	2.750%	8/14/50	10,033	6,429
	Novartis Capital Corp.	4.700%	9/18/54	8,550	7,649
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,705	2,809
[3]	NYU Langone Hospitals	5.750%	7/1/43	4,930	4,989
	NYU Langone Hospitals	4.784%	7/1/44	4,296	3,883
[3]	NYU Langone Hospitals	4.368%	7/1/47	8,556	7,322
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,475	5,043
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	5,529	4,529
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,863
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,576
[3]	OhioHealth Corp.	3.042%	11/15/50	5,155	3,494
	Orlando Health Obligated Group	5.475%	10/1/35	5,350	5,480
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,184
	Orlando Health Obligated Group	3.327%	10/1/50	4,480	3,138
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	6,095	5,079

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,800	3,614
	Pfizer Inc.	3.000%	12/15/26	20,134	19,856
	Pfizer Inc.	3.600%	9/15/28	905	896
	Pfizer Inc.	3.450%	3/15/29	39,158	38,348
	Pfizer Inc.	2.625%	4/1/30	21,375	19,889
	Pfizer Inc.	1.700%	5/28/30	17,822	15,781
	Pfizer Inc.	1.750%	8/18/31	13,235	11,460
	Pfizer Inc.	4.000%	12/15/36	7,158	6,553
	Pfizer Inc.	4.100%	9/15/38	16,537	14,833
	Pfizer Inc.	3.900%	3/15/39	22,855	19,931
	Pfizer Inc.	7.200%	3/15/39	20,706	24,579
	Pfizer Inc.	2.550%	5/28/40	14,770	10,594
	Pfizer Inc.	4.300%	6/15/43	10,481	9,087
	Pfizer Inc.	4.400%	5/15/44	10,699	9,364
	Pfizer Inc.	4.125%	12/15/46	21,059	17,295
	Pfizer Inc.	4.200%	9/15/48	14,548	11,972
	Pfizer Inc.	4.000%	3/15/49	14,452	11,400
	Pfizer Inc.	2.700%	5/28/50	16,611	10,307
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	60,353	60,839
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	40,988	41,541
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	65,021	64,906
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	35,865	34,209
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	66,108	62,405
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	54,297	50,382
	Pharmacia LLC	6.600%	12/1/28	14,437	15,497
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	5,039
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	4,320	3,015
	Piedmont Healthcare Inc.	2.864%	1/1/52	5,490	3,362
	Presbyterian Healthcare Services	4.875%	8/1/52	4,745	4,199
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,929	5,798
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	18,729	17,310
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	6,000	6,102
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	9,680	9,785
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	6,787	4,954
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	7,060	5,225
	Quest Diagnostics Inc.	4.200%	6/30/29	10,651	10,601
	Quest Diagnostics Inc.	4.625%	12/15/29	3,945	3,982
	Quest Diagnostics Inc.	2.950%	6/30/30	17,367	16,158
	Quest Diagnostics Inc.	2.800%	6/30/31	5,902	5,355
	Quest Diagnostics Inc.	5.000%	12/15/34	13,195	13,133
	Quest Diagnostics Inc.	4.700%	3/30/45	4,064	3,567
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	3,950	2,614
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,111	13,995
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	12,943	7,725
	Revvity Inc.	1.900%	9/15/28	6,669	6,176
	Revvity Inc.	3.300%	9/15/29	11,155	10,568
	Revvity Inc.	2.550%	3/15/31	6,795	5,972
	Revvity Inc.	2.250%	9/15/31	9,360	8,013
	Revvity Inc.	3.625%	3/15/51	5,320	3,653
	Royalty Pharma plc	1.750%	9/2/27	16,544	15,666
	Royalty Pharma plc	5.150%	9/2/29	5,025	5,126
	Royalty Pharma plc	2.200%	9/2/30	18,625	16,500
	Royalty Pharma plc	2.150%	9/2/31	5,250	4,510
	Royalty Pharma plc	5.400%	9/2/34	7,219	7,314
	Royalty Pharma plc	3.300%	9/2/40	12,467	9,382
	Royalty Pharma plc	3.550%	9/2/50	15,477	10,478
	Royalty Pharma plc	3.350%	9/2/51	10,363	6,709
[3]	Rush Obligated Group	3.922%	11/15/29	4,515	4,426
	Sanofi SA	3.625%	6/19/28	12,885	12,754
[3]	Seattle Children's Hospital	2.719%	10/1/50	8,468	5,205
[3]	Sentara Health	2.927%	11/1/51	330	206
[3]	Sharp HealthCare	2.680%	8/1/50	3,905	2,353
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,116	1,102
	Smith & Nephew plc	5.150%	3/20/27	4,223	4,277
	Smith & Nephew plc	2.032%	10/14/30	12,956	11,354
	Smith & Nephew plc	5.400%	3/20/34	10,945	11,109
	Solventum Corp.	5.450%	2/25/27	16,480	16,747
	Solventum Corp.	5.400%	3/1/29	6,988	7,197
	Solventum Corp.	5.450%	3/13/31	22,890	23,760
	Solventum Corp.	5.600%	3/23/34	19,965	20,543

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Solventum Corp.	5.900%	4/30/54	4,380	4,379
	Solventum Corp.	6.000%	5/15/64	4,755	4,714
[3]	SSM Health Care Corp.	3.823%	6/1/27	5,919	5,873
	SSM Health Care Corp.	4.894%	6/1/28	7,200	7,316
[3]	Stanford Health Care	3.310%	8/15/30	2,083	1,987
[3]	Stanford Health Care	3.795%	11/15/48	14,754	11,268
	Stanford Health Care	3.027%	8/15/51	6,320	4,106
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	7,673	6,892
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	10,648	7,559
	Stryker Corp.	4.550%	2/10/27	9,740	9,796
	Stryker Corp.	4.700%	2/10/28	9,800	9,929
	Stryker Corp.	3.650%	3/7/28	9,157	9,037
	Stryker Corp.	4.250%	9/11/29	9,850	9,839
	Stryker Corp.	4.850%	2/10/30	7,300	7,447
	Stryker Corp.	1.950%	6/15/30	8,645	7,712
	Stryker Corp.	4.625%	9/11/34	7,219	7,102
	Stryker Corp.	5.200%	2/10/35	13,422	13,667
	Stryker Corp.	4.100%	4/1/43	5,688	4,703
	Stryker Corp.	4.375%	5/15/44	8,180	6,992
	Stryker Corp.	4.625%	3/15/46	11,365	10,045
	Stryker Corp.	2.900%	6/15/50	3,370	2,204
[3]	Sutter Health	3.695%	8/15/28	5,075	4,994
[3]	Sutter Health	2.294%	8/15/30	8,840	7,984
	Sutter Health	5.164%	8/15/33	6,016	6,091
[3]	Sutter Health	3.161%	8/15/40	7,350	5,685
[3]	Sutter Health	4.091%	8/15/48	5,895	4,699
[3]	Sutter Health	3.361%	8/15/50	12,115	8,399
	Sutter Health	5.547%	8/15/53	2,250	2,220
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	30,216	30,767
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	29,737	26,624
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	9,900	10,057
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,128	14,269
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	9,000	8,961
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	40,649	26,574
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	12,819	8,117
[6]	Takeda US Financing Inc.	5.200%	7/7/35	17,400	17,401
	Texas Health Resources	2.328%	11/15/50	5,154	2,890
[3]	Texas Health Resources	4.330%	11/15/55	3,906	3,191
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	10,020	10,095
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	10,955	11,074
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,925	7,339
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	9,318	9,565
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	12,619	11,827
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	12,204	12,555
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	27,350	23,849
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	14,629	14,953
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	27,820	19,948
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	6,139	6,058
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	6,228	6,046
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,945	6,525
	Toledo Hospital	5.750%	11/15/38	8,589	8,578
[3]	Trinity Health Corp.	2.632%	12/1/40	4,145	2,981
	Trinity Health Corp.	4.125%	12/1/45	7,850	6,434
[3]	Trinity Health Corp.	3.434%	12/1/48	5,377	3,967
	UnitedHealth Group Inc.	4.750%	7/15/26	5,785	5,806
	UnitedHealth Group Inc.	3.450%	1/15/27	13,783	13,637
	UnitedHealth Group Inc.	3.375%	4/15/27	41,079	40,493
	UnitedHealth Group Inc.	4.600%	4/15/27	6,549	6,591
	UnitedHealth Group Inc.	3.700%	5/15/27	9,576	9,488
	UnitedHealth Group Inc.	2.950%	10/15/27	9,586	9,326
	UnitedHealth Group Inc.	5.250%	2/15/28	9,789	10,047
	UnitedHealth Group Inc.	3.850%	6/15/28	7,573	7,508
	UnitedHealth Group Inc.	4.400%	6/15/28	2,575	2,587
	UnitedHealth Group Inc.	3.875%	12/15/28	5,422	5,351
	UnitedHealth Group Inc.	4.250%	1/15/29	16,803	16,768
	UnitedHealth Group Inc.	4.700%	4/15/29	6,115	6,187
	UnitedHealth Group Inc.	4.000%	5/15/29	6,813	6,733
	UnitedHealth Group Inc.	2.875%	8/15/29	22,833	21,550
	UnitedHealth Group Inc.	4.800%	1/15/30	15,260	15,497
	UnitedHealth Group Inc.	5.300%	2/15/30	21,074	21,811

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	11,429	10,227
	UnitedHealth Group Inc.	4.650%	1/15/31	7,125	7,161
	UnitedHealth Group Inc.	4.900%	4/15/31	9,583	9,736
	UnitedHealth Group Inc.	2.300%	5/15/31	27,652	24,410
	UnitedHealth Group Inc.	4.950%	1/15/32	20,874	21,135
	UnitedHealth Group Inc.	5.350%	2/15/33	38,250	39,372
	UnitedHealth Group Inc.	4.500%	4/15/33	17,255	16,813
	UnitedHealth Group Inc.	5.000%	4/15/34	17,005	16,988
	UnitedHealth Group Inc.	5.150%	7/15/34	26,511	26,759
	UnitedHealth Group Inc.	5.300%	6/15/35	12,913	13,160
	UnitedHealth Group Inc.	4.625%	7/15/35	22,053	21,306
	UnitedHealth Group Inc.	5.800%	3/15/36	9,790	10,280
	UnitedHealth Group Inc.	6.500%	6/15/37	7,117	7,812
	UnitedHealth Group Inc.	6.625%	11/15/37	11,059	12,300
	UnitedHealth Group Inc.	6.875%	2/15/38	13,846	15,727
	UnitedHealth Group Inc.	3.500%	8/15/39	16,984	13,708
	UnitedHealth Group Inc.	2.750%	5/15/40	11,891	8,622
	UnitedHealth Group Inc.	5.700%	10/15/40	5,503	5,620
	UnitedHealth Group Inc.	5.950%	2/15/41	3,410	3,508
	UnitedHealth Group Inc.	3.050%	5/15/41	16,009	11,761
	UnitedHealth Group Inc.	4.625%	11/15/41	10,801	9,675
	UnitedHealth Group Inc.	4.375%	3/15/42	5,620	4,830
	UnitedHealth Group Inc.	3.950%	10/15/42	12,822	10,387
	UnitedHealth Group Inc.	4.250%	3/15/43	10,151	8,519
	UnitedHealth Group Inc.	5.500%	7/15/44	12,395	12,077
	UnitedHealth Group Inc.	4.750%	7/15/45	16,585	14,671
	UnitedHealth Group Inc.	4.200%	1/15/47	20,060	16,103
	UnitedHealth Group Inc.	4.250%	4/15/47	15,960	12,912
	UnitedHealth Group Inc.	3.750%	10/15/47	11,646	8,657
	UnitedHealth Group Inc.	4.250%	6/15/48	23,238	18,678
	UnitedHealth Group Inc.	4.450%	12/15/48	6,817	5,644
	UnitedHealth Group Inc.	3.700%	8/15/49	18,809	13,703
	UnitedHealth Group Inc.	2.900%	5/15/50	17,556	10,925
	UnitedHealth Group Inc.	3.250%	5/15/51	32,867	21,786
	UnitedHealth Group Inc.	5.875%	2/15/53	32,861	32,905
	UnitedHealth Group Inc.	5.050%	4/15/53	27,789	24,796
	UnitedHealth Group Inc.	5.375%	4/15/54	23,607	22,056
	UnitedHealth Group Inc.	5.625%	7/15/54	35,945	34,848
	UnitedHealth Group Inc.	5.950%	6/15/55	9,675	9,831
	UnitedHealth Group Inc.	3.875%	8/15/59	11,740	8,278
	UnitedHealth Group Inc.	3.125%	5/15/60	14,812	8,892
	UnitedHealth Group Inc.	6.050%	2/15/63	29,510	29,913
	UnitedHealth Group Inc.	5.200%	4/15/63	21,643	19,258
	UnitedHealth Group Inc.	5.500%	4/15/64	15,020	14,031
	UnitedHealth Group Inc.	5.750%	7/15/64	24,695	24,011
[8]	Universal Health Services Inc.	1.650%	9/1/26	1	—
	Universal Health Services Inc.	1.650%	9/1/26	2,894	2,794
	Universal Health Services Inc.	4.625%	10/15/29	5,910	5,844
	Universal Health Services Inc.	2.650%	10/15/30	11,675	10,405
	Universal Health Services Inc.	5.050%	10/15/34	7,040	6,726
	UPMC	5.035%	5/15/33	8,726	8,752
	Utah Acquisition Sub Inc.	5.250%	6/15/46	8,339	6,749
	Viatris Inc.	2.300%	6/22/27	7,710	7,348
	Viatris Inc.	2.700%	6/22/30	16,372	14,585
	Viatris Inc.	3.850%	6/22/40	10,165	7,503
	Viatris Inc.	4.000%	6/22/50	18,403	12,260
[3]	WakeMed	3.286%	10/1/52	3,730	2,509
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	4,631	2,878
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	4,151	3,591
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,565	5,301
	Wyeth LLC	6.500%	2/1/34	11,407	12,708
	Wyeth LLC	6.000%	2/15/36	9,530	10,249
	Wyeth LLC	5.950%	4/1/37	15,791	16,857
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	3,645	2,099
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,775	5,952
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	7,245	7,426
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	18,882	16,696
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	4,258	4,270
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	4,700	4,817
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,470	2,482

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	4,258	3,552
	Zoetis Inc.	3.000%	9/12/27	15,997	15,610
	Zoetis Inc.	3.900%	8/20/28	10,670	10,591
	Zoetis Inc.	2.000%	5/15/30	5,870	5,273
	Zoetis Inc.	5.600%	11/16/32	11,695	12,350
	Zoetis Inc.	4.700%	2/1/43	9,813	8,957
	Zoetis Inc.	3.950%	9/12/47	7,083	5,655
	Zoetis Inc.	4.450%	8/20/48	12,491	10,527
	Zoetis Inc.	3.000%	5/15/50	4,794	3,154
					10,191,539
Industrials (1.8%)
[3]	3M Co.	2.250%	9/19/26	15,057	14,693
	3M Co.	2.875%	10/15/27	8,119	7,889
[3]	3M Co.	3.625%	9/14/28	2,405	2,365
[3]	3M Co.	3.375%	3/1/29	14,250	13,797
	3M Co.	2.375%	8/26/29	20,561	19,064
	3M Co.	4.800%	3/15/30	11,050	11,234
	3M Co.	3.050%	4/15/30	7,015	6,593
	3M Co.	5.150%	3/15/35	7,169	7,226
[3]	3M Co.	5.700%	3/15/37	1,918	2,009
[3]	3M Co.	3.125%	9/19/46	13,200	9,003
[3]	3M Co.	3.625%	10/15/47	10,527	7,769
[3]	3M Co.	4.000%	9/14/48	8,245	6,516
	3M Co.	3.250%	8/26/49	23,151	15,701
	3M Co.	3.700%	4/15/50	1,524	1,117
	Acuity Brands Lighting Inc.	2.150%	12/15/30	6,842	5,987
	AGCO Corp.	5.450%	3/21/27	2,320	2,353
	AGCO Corp.	5.800%	3/21/34	9,200	9,337
	Allegion plc	3.500%	10/1/29	5,024	4,814
	Allegion US Holding Co. Inc.	3.550%	10/1/27	7,104	6,969
	Allegion US Holding Co. Inc.	5.411%	7/1/32	7,000	7,217
	Allegion US Holding Co. Inc.	5.600%	5/29/34	3,915	4,021
[3]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	3,228	3,170
[3]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	244	238
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	17,423	15,474
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	1,425	1,386
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,426	2,350
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,581	7,267
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,121	4,844
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	4,793	4,633
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,555	4,333
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	6,577	6,040
	Amphenol Corp.	5.050%	4/5/27	10,111	10,270
	Amphenol Corp.	4.375%	6/12/28	8,065	8,121
	Amphenol Corp.	5.050%	4/5/29	7,025	7,227
	Amphenol Corp.	4.350%	6/1/29	7,698	7,734
	Amphenol Corp.	2.800%	2/15/30	16,993	15,943
	Amphenol Corp.	2.200%	9/15/31	9,500	8,323
	Amphenol Corp.	5.250%	4/5/34	7,780	8,006
	Amphenol Corp.	5.000%	1/15/35	13,505	13,646
	Amphenol Corp.	5.375%	11/15/54	4,490	4,392
	Boeing Co.	2.700%	2/1/27	18,490	17,968
	Boeing Co.	5.040%	5/1/27	27,407	27,613
	Boeing Co.	6.259%	5/1/27	13,145	13,525
	Boeing Co.	3.250%	2/1/28	20,224	19,616
	Boeing Co.	3.250%	3/1/28	6,492	6,271
	Boeing Co.	3.200%	3/1/29	13,368	12,727
	Boeing Co.	6.298%	5/1/29	15,970	16,885
	Boeing Co.	2.950%	2/1/30	10,206	9,464
	Boeing Co.	5.150%	5/1/30	71,549	72,864
	Boeing Co.	3.625%	2/1/31	13,310	12,540
	Boeing Co.	6.388%	5/1/31	13,157	14,151
	Boeing Co.	6.125%	2/15/33	12,326	13,016
	Boeing Co.	3.600%	5/1/34	17,327	15,274
	Boeing Co.	6.528%	5/1/34	30,657	33,338
	Boeing Co.	3.250%	2/1/35	12,795	10,772
	Boeing Co.	6.625%	2/15/38	8,439	9,119
	Boeing Co.	3.500%	3/1/39	6,622	5,162
	Boeing Co.	6.875%	3/15/39	14,674	16,007

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	5.875%	2/15/40	10,737	10,713
Boeing Co.	5.705%	5/1/40	21,950	21,649
Boeing Co.	3.850%	11/1/48	6,073	4,356
Boeing Co.	3.900%	5/1/49	18,493	13,280
Boeing Co.	3.750%	2/1/50	19,132	13,514
Boeing Co.	5.805%	5/1/50	99,136	95,108
Boeing Co.	6.858%	5/1/54	24,336	26,653
Boeing Co.	3.825%	3/1/59	9,785	6,636
Boeing Co.	5.930%	5/1/60	38,728	36,794
Boeing Co.	7.008%	5/1/64	32,565	35,771
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,717	5,639
Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,617	5,089
Burlington Northern Santa Fe LLC	6.150%	5/1/37	8,101	8,833
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,592	12,123
Burlington Northern Santa Fe LLC	5.050%	3/1/41	10,484	10,061
Burlington Northern Santa Fe LLC	5.400%	6/1/41	18,791	18,669
Burlington Northern Santa Fe LLC	4.950%	9/15/41	8,825	8,314
Burlington Northern Santa Fe LLC	4.400%	3/15/42	12,016	10,638
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,232	8,088
Burlington Northern Santa Fe LLC	4.450%	3/15/43	18,081	15,937
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,897	7,595
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,344	17,131
Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,220	9,046
Burlington Northern Santa Fe LLC	4.150%	4/1/45	17,922	15,024
Burlington Northern Santa Fe LLC	4.700%	9/1/45	11,441	10,304
Burlington Northern Santa Fe LLC	3.900%	8/1/46	16,994	13,564
Burlington Northern Santa Fe LLC	4.125%	6/15/47	16,248	13,328
Burlington Northern Santa Fe LLC	4.050%	6/15/48	7,211	5,822
Burlington Northern Santa Fe LLC	4.150%	12/15/48	11,805	9,755
Burlington Northern Santa Fe LLC	3.550%	2/15/50	17,070	12,554
Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,167	6,077
Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,919	8,269
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,897	5,625
Burlington Northern Santa Fe LLC	4.450%	1/15/53	8,647	7,293
Burlington Northern Santa Fe LLC	5.200%	4/15/54	28,413	26,878
Burlington Northern Santa Fe LLC	5.500%	3/15/55	31,946	31,615
Burlington Northern Santa Fe LLC	5.800%	3/15/56	11,600	11,942
Canadian National Railway Co.	6.900%	7/15/28	2,365	2,544
Canadian National Railway Co.	3.850%	8/5/32	4,976	4,732
Canadian National Railway Co.	6.250%	8/1/34	3,754	4,124
Canadian National Railway Co.	6.200%	6/1/36	6,883	7,534
Canadian National Railway Co.	6.375%	11/15/37	4,893	5,426
Canadian National Railway Co.	3.200%	8/2/46	7,881	5,622
Canadian National Railway Co.	3.650%	2/3/48	6,249	4,768
Canadian National Railway Co.	2.450%	5/1/50	4,812	2,827
Canadian National Railway Co.	6.125%	11/1/53	975	1,062
Canadian Pacific Railway Co.	1.750%	12/2/26	9,069	8,755
Canadian Pacific Railway Co.	4.000%	6/1/28	5,608	5,575
Canadian Pacific Railway Co.	2.875%	11/15/29	7,940	7,459
Canadian Pacific Railway Co.	2.050%	3/5/30	7,027	6,331
Canadian Pacific Railway Co.	4.800%	3/30/30	3,976	4,040
Canadian Pacific Railway Co.	7.125%	10/15/31	6,471	7,274
Canadian Pacific Railway Co.	2.450%	12/2/31	20,172	17,698
Canadian Pacific Railway Co.	5.200%	3/30/35	3,776	3,827
Canadian Pacific Railway Co.	4.800%	9/15/35	4,758	4,643
Canadian Pacific Railway Co.	5.950%	5/15/37	13,655	14,492
Canadian Pacific Railway Co.	3.000%	12/2/41	13,105	9,529
Canadian Pacific Railway Co.	4.300%	5/15/43	6,850	5,864
Canadian Pacific Railway Co.	4.800%	8/1/45	6,853	6,095
Canadian Pacific Railway Co.	4.950%	8/15/45	5,048	4,612
Canadian Pacific Railway Co.	4.700%	5/1/48	5,788	5,096
Canadian Pacific Railway Co.	3.500%	5/1/50	11,651	8,300
Canadian Pacific Railway Co.	3.100%	12/2/51	33,751	22,177
Canadian Pacific Railway Co.	6.125%	9/15/15	7,580	7,721
Carrier Global Corp.	2.493%	2/15/27	15,055	14,653
Carrier Global Corp.	2.722%	2/15/30	34,026	31,652
Carrier Global Corp.	5.900%	3/15/34	13,867	14,764
Carrier Global Corp.	3.377%	4/5/40	29,937	23,762
Carrier Global Corp.	3.577%	4/5/50	12,831	9,422
Carrier Global Corp.	6.200%	3/15/54	5,702	6,110

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,721	3,651
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,503	5,316
	Caterpillar Financial Services Corp.	4.450%	10/16/26	7,080	7,116
	Caterpillar Financial Services Corp.	4.500%	1/7/27	10,220	10,295
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,151	5,939
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,990	10,884
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	8,257	7,753
	Caterpillar Financial Services Corp.	4.400%	10/15/27	12,855	12,939
	Caterpillar Financial Services Corp.	4.600%	11/15/27	10,180	10,300
	Caterpillar Financial Services Corp.	4.400%	3/3/28	3,900	3,930
	Caterpillar Financial Services Corp.	4.850%	2/27/29	7,830	8,008
	Caterpillar Financial Services Corp.	4.700%	11/15/29	6,350	6,467
	Caterpillar Financial Services Corp.	4.800%	1/8/30	6,895	7,061
	Caterpillar Inc.	2.600%	9/19/29	8,022	7,533
	Caterpillar Inc.	2.600%	4/9/30	18,449	17,153
	Caterpillar Inc.	5.200%	5/15/35	4,850	4,943
	Caterpillar Inc.	5.300%	9/15/35	6,659	6,891
	Caterpillar Inc.	6.050%	8/15/36	10,626	11,617
	Caterpillar Inc.	3.803%	8/15/42	24,482	20,209
	Caterpillar Inc.	4.300%	5/15/44	4,993	4,346
	Caterpillar Inc.	3.250%	9/19/49	17,713	12,407
	Caterpillar Inc.	3.250%	4/9/50	7,612	5,318
	Caterpillar Inc.	5.500%	5/15/55	1,650	1,641
	Caterpillar Inc.	4.750%	5/15/64	5,911	5,203
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,040	8,991
	CNH Industrial Capital LLC	1.450%	7/15/26	4,642	4,496
	CNH Industrial Capital LLC	4.500%	10/8/27	2,890	2,899
	CNH Industrial Capital LLC	4.750%	3/21/28	3,480	3,506
	CNH Industrial Capital LLC	4.550%	4/10/28	7,285	7,315
	CNH Industrial Capital LLC	5.500%	1/12/29	7,433	7,678
	CNH Industrial Capital LLC	5.100%	4/20/29	12,963	13,231
[3]	CNH Industrial NV	3.850%	11/15/27	9,293	9,202
	CSX Corp.	2.600%	11/1/26	8,744	8,557
	CSX Corp.	3.250%	6/1/27	17,171	16,895
	CSX Corp.	3.800%	3/1/28	6,640	6,582
	CSX Corp.	4.250%	3/15/29	23,616	23,616
	CSX Corp.	2.400%	2/15/30	8,620	7,950
	CSX Corp.	4.100%	11/15/32	14,059	13,626
	CSX Corp.	5.200%	11/15/33	3,950	4,082
	CSX Corp.	5.050%	6/15/35	7,995	8,036
	CSX Corp.	6.000%	10/1/36	8,802	9,446
	CSX Corp.	6.150%	5/1/37	11,857	12,855
	CSX Corp.	6.220%	4/30/40	8,959	9,672
	CSX Corp.	5.500%	4/15/41	5,797	5,797
	CSX Corp.	4.750%	5/30/42	5,265	4,816
	CSX Corp.	4.400%	3/1/43	1,735	1,512
	CSX Corp.	4.100%	3/15/44	13,035	10,832
	CSX Corp.	3.800%	11/1/46	7,537	5,866
	CSX Corp.	4.300%	3/1/48	8,325	6,920
	CSX Corp.	4.750%	11/15/48	10,740	9,512
	CSX Corp.	4.500%	3/15/49	18,284	15,532
	CSX Corp.	3.350%	9/15/49	12,796	8,955
	CSX Corp.	3.800%	4/15/50	3,345	2,539
	CSX Corp.	2.500%	5/15/51	5,482	3,169
	CSX Corp.	4.500%	11/15/52	20,721	17,494
	CSX Corp.	4.500%	8/1/54	2,395	2,005
	CSX Corp.	4.900%	3/15/55	2,990	2,678
	CSX Corp.	4.250%	11/1/66	7,833	6,035
	CSX Corp.	4.650%	3/1/68	4,809	3,949
	Cummins Inc.	4.250%	5/9/28	3,875	3,893
	Cummins Inc.	4.900%	2/20/29	7,725	7,906
	Cummins Inc.	1.500%	9/1/30	3,465	3,022
	Cummins Inc.	4.700%	2/15/31	13,325	13,430
	Cummins Inc.	5.150%	2/20/34	6,035	6,158
	Cummins Inc.	5.300%	5/9/35	14,450	14,673
	Cummins Inc.	4.875%	10/1/43	9,816	9,172
	Cummins Inc.	2.600%	9/1/50	8,842	5,258
	Cummins Inc.	5.450%	2/20/54	14,425	13,977
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/32	750	761
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/35	850	864

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	5.375%	10/16/29	10,744	11,241
	Deere & Co.	3.100%	4/15/30	14,120	13,423
	Deere & Co.	7.125%	3/3/31	75	86
	Deere & Co.	5.450%	1/16/35	12,915	13,451
	Deere & Co.	3.900%	6/9/42	10,389	8,841
	Deere & Co.	2.875%	9/7/49	13,952	9,173
	Deere & Co.	3.750%	4/15/50	12,207	9,473
	Deere & Co.	5.700%	1/19/55	10,410	10,744
	Delta Air Lines Inc.	4.950%	7/10/28	8,658	8,707
[8]	Delta Air Lines Inc.	4.750%	10/20/28	1,275	1,278
	Delta Air Lines Inc.	3.750%	10/28/29	4,585	4,383
	Delta Air Lines Inc.	5.250%	7/10/30	7,176	7,229
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,524	7,082
	Dover Corp.	2.950%	11/4/29	4,247	4,003
	Dover Corp.	5.375%	10/15/35	3,475	3,597
	Dover Corp.	5.375%	3/1/41	6,804	6,621
	Eaton Capital ULC	4.450%	5/9/30	6,125	6,154
	Eaton Corp.	3.103%	9/15/27	14,588	14,320
	Eaton Corp.	4.000%	11/2/32	11,397	11,013
	Eaton Corp.	4.150%	11/2/42	13,005	11,184
	Eaton Corp.	3.915%	9/15/47	3,988	3,166
	Eaton Corp.	4.700%	8/23/52	273	243
	Embraer Netherlands Finance BV	5.980%	2/11/35	5,050	5,208
	Emerson Electric Co.	0.875%	10/15/26	12,035	11,564
	Emerson Electric Co.	1.800%	10/15/27	17,092	16,279
	Emerson Electric Co.	2.000%	12/21/28	11,425	10,651
	Emerson Electric Co.	1.950%	10/15/30	10,085	8,997
	Emerson Electric Co.	2.200%	12/21/31	16,522	14,539
	Emerson Electric Co.	5.000%	3/15/35	2,764	2,805
	Emerson Electric Co.	2.750%	10/15/50	12,847	8,066
	Emerson Electric Co.	2.800%	12/21/51	12,395	7,811
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/34	16,406	14,165
[8]	FedEx Corp.	3.400%	2/15/28	5,666	5,525
[8]	FedEx Corp.	4.250%	5/15/30	5,487	5,381
[8]	FedEx Corp.	2.400%	5/15/31	8,187	7,194
[8]	FedEx Corp.	4.900%	1/15/34	5,162	5,024
[8]	FedEx Corp.	3.900%	2/1/35	12,065	10,782
[8]	FedEx Corp.	3.250%	5/15/41	9,860	7,060
[8]	FedEx Corp.	5.100%	1/15/44	2,499	2,200
[8]	FedEx Corp.	4.750%	11/15/45	21,128	17,641
[8]	FedEx Corp.	4.550%	4/1/46	16,666	13,546
[8]	FedEx Corp.	4.400%	1/15/47	10,605	8,347
[8]	FedEx Corp.	4.050%	2/15/48	15,406	11,411
[8]	FedEx Corp.	5.250%	5/15/50	17,630	15,586
	Fortive Corp.	4.300%	6/15/46	6,885	5,655
	GE Capital Funding LLC	4.550%	5/15/32	11,733	11,655
	General Dynamics Corp.	2.125%	8/15/26	8,297	8,122
	General Dynamics Corp.	2.625%	11/15/27	14,729	14,273
	General Dynamics Corp.	3.750%	5/15/28	11,385	11,326
	General Dynamics Corp.	3.625%	4/1/30	15,461	15,089
	General Dynamics Corp.	4.950%	8/15/35	5,400	5,420
	General Dynamics Corp.	4.250%	4/1/40	5,978	5,368
	General Dynamics Corp.	3.600%	11/15/42	2,543	2,036
[3]	General Electric Co.	5.875%	1/14/38	24,275	25,900
	HEICO Corp.	5.250%	8/1/28	5,020	5,151
	HEICO Corp.	5.350%	8/1/33	8,430	8,628
	Hexcel Corp.	5.875%	2/26/35	1,437	1,462
	Honeywell International Inc.	2.500%	11/1/26	25,040	24,487
	Honeywell International Inc.	1.100%	3/1/27	16,535	15,742
	Honeywell International Inc.	4.650%	7/30/27	9,535	9,630
	Honeywell International Inc.	4.950%	2/15/28	7,018	7,171
	Honeywell International Inc.	4.250%	1/15/29	10,204	10,225
	Honeywell International Inc.	2.700%	8/15/29	9,661	9,112
	Honeywell International Inc.	4.700%	2/1/30	12,720	12,905
	Honeywell International Inc.	1.950%	6/1/30	13,603	12,171
	Honeywell International Inc.	1.750%	9/1/31	21,886	18,679
	Honeywell International Inc.	4.950%	9/1/31	19,939	20,471
	Honeywell International Inc.	4.750%	2/1/32	38,010	38,326
	Honeywell International Inc.	5.000%	2/15/33	24,910	25,305
	Honeywell International Inc.	4.500%	1/15/34	8,615	8,438

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.000%	3/1/35	23,305	23,444
	Honeywell International Inc.	5.700%	3/15/36	4,869	5,128
	Honeywell International Inc.	5.700%	3/15/37	8,740	9,155
	Honeywell International Inc.	5.375%	3/1/41	9,479	9,586
	Honeywell International Inc.	3.812%	11/21/47	5,991	4,651
	Honeywell International Inc.	5.250%	3/1/54	16,472	15,620
	Honeywell International Inc.	5.350%	3/1/64	9,252	8,746
	Howmet Aerospace Inc.	4.850%	10/15/31	10,315	10,463
	Howmet Aerospace Inc.	5.950%	2/1/37	8,620	9,168
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,591	12,328
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,514	7,925
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,060	2,118
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	9,806	9,576
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	51,741	53,369
	IDEX Corp.	4.950%	9/1/29	6,660	6,763
	IDEX Corp.	3.000%	5/1/30	5,855	5,445
	Illinois Tool Works Inc.	2.650%	11/15/26	18,861	18,549
	Illinois Tool Works Inc.	4.875%	9/15/41	10,307	9,639
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	15,000
	Ingersoll Rand Inc.	5.197%	6/15/27	11,215	11,398
	Ingersoll Rand Inc.	5.400%	8/14/28	3,890	4,010
	Ingersoll Rand Inc.	5.176%	6/15/29	9,810	10,070
	Ingersoll Rand Inc.	5.314%	6/15/31	5,650	5,852
	Ingersoll Rand Inc.	5.700%	8/14/33	13,078	13,692
	Ingersoll Rand Inc.	5.450%	6/15/34	9,660	9,926
	Ingersoll Rand Inc.	5.700%	6/15/54	8,110	8,023
	Jacobs Engineering Group Inc.	6.350%	8/18/28	8,335	8,765
	Jacobs Engineering Group Inc.	5.900%	3/1/33	5,872	6,109
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	5,941	5,562
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	6,190	5,417
[3]	John Deere Capital Corp.	5.150%	9/8/26	6,088	6,160
[3]	John Deere Capital Corp.	2.250%	9/14/26	25,705	25,114
	John Deere Capital Corp.	4.500%	1/8/27	1,400	1,410
[3]	John Deere Capital Corp.	4.500%	1/8/27	9,277	9,334
[3]	John Deere Capital Corp.	1.700%	1/11/27	12,930	12,483
[3]	John Deere Capital Corp.	4.850%	3/5/27	14,055	14,242
[3]	John Deere Capital Corp.	1.750%	3/9/27	7,766	7,476
[3]	John Deere Capital Corp.	4.900%	6/11/27	9,752	9,909
[3]	John Deere Capital Corp.	2.800%	9/8/27	13,359	13,007
[3]	John Deere Capital Corp.	4.150%	9/15/27	16,297	16,332
[3]	John Deere Capital Corp.	3.050%	1/6/28	17,636	17,218
	John Deere Capital Corp.	4.650%	1/7/28	5,975	6,066
[3]	John Deere Capital Corp.	4.750%	1/20/28	6,517	6,624
[3]	John Deere Capital Corp.	4.900%	3/3/28	13,723	14,021
[3]	John Deere Capital Corp.	4.250%	6/5/28	6,470	6,509
[3]	John Deere Capital Corp.	4.950%	7/14/28	25,681	26,305
	John Deere Capital Corp.	4.500%	1/16/29	6,882	6,957
[3]	John Deere Capital Corp.	3.450%	3/7/29	7,035	6,867
[3]	John Deere Capital Corp.	4.850%	6/11/29	6,997	7,170
[3]	John Deere Capital Corp.	2.800%	7/18/29	13,118	12,428
[3]	John Deere Capital Corp.	4.850%	10/11/29	4,183	4,298
[3]	John Deere Capital Corp.	2.450%	1/9/30	12,737	11,806
[3]	John Deere Capital Corp.	4.550%	6/5/30	10,760	10,864
[3]	John Deere Capital Corp.	4.700%	6/10/30	16,011	16,282
	John Deere Capital Corp.	1.450%	1/15/31	6,243	5,388
[3]	John Deere Capital Corp.	4.900%	3/7/31	18,440	18,894
	John Deere Capital Corp.	4.400%	9/8/31	7,530	7,516
[3]	John Deere Capital Corp.	4.350%	9/15/32	8,710	8,610
[3]	John Deere Capital Corp.	5.150%	9/8/33	13,751	14,215
[3]	John Deere Capital Corp.	5.100%	4/11/34	13,698	13,995
[3]	John Deere Capital Corp.	5.050%	6/12/34	13,265	13,488
	Johnson Controls International plc	5.500%	4/19/29	10,053	10,437
	Johnson Controls International plc	1.750%	9/15/30	9,427	8,271
	Johnson Controls International plc	2.000%	9/16/31	5,701	4,891
	Johnson Controls International plc	4.900%	12/1/32	8,900	8,940
[3]	Johnson Controls International plc	6.000%	1/15/36	3,768	4,037
[3]	Johnson Controls International plc	4.625%	7/2/44	11,347	9,801
	Johnson Controls International plc	4.500%	2/15/47	10,386	8,746
[3]	Johnson Controls International plc	4.950%	7/2/64	5,692	4,771
	Kennametal Inc.	4.625%	6/15/28	8,800	8,828

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keysight Technologies Inc.	4.600%	4/6/27	11,086	11,129
	Keysight Technologies Inc.	3.000%	10/30/29	8,485	7,984
	Keysight Technologies Inc.	4.950%	10/15/34	3,420	3,376
	Kirby Corp.	4.200%	3/1/28	14,291	14,163
	L3Harris Technologies Inc.	3.850%	12/15/26	9,787	9,731
	L3Harris Technologies Inc.	5.400%	1/15/27	18,102	18,409
	L3Harris Technologies Inc.	4.400%	6/15/28	4,684	4,695
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	21,944	22,006
	L3Harris Technologies Inc.	5.050%	6/1/29	9,815	10,041
	L3Harris Technologies Inc.	2.900%	12/15/29	8,901	8,366
	L3Harris Technologies Inc.	1.800%	1/15/31	7,691	6,655
	L3Harris Technologies Inc.	5.250%	6/1/31	10,650	10,993
	L3Harris Technologies Inc.	5.400%	7/31/33	22,655	23,294
	L3Harris Technologies Inc.	5.350%	6/1/34	11,515	11,767
	L3Harris Technologies Inc.	4.854%	4/27/35	12,762	12,488
	L3Harris Technologies Inc.	5.054%	4/27/45	9,652	9,007
	L3Harris Technologies Inc.	5.600%	7/31/53	8,620	8,441
	Lennox International Inc.	1.700%	8/1/27	5,850	5,524
	Lennox International Inc.	5.500%	9/15/28	7,415	7,643
	LKQ Corp.	5.750%	6/15/28	10,801	11,128
	LKQ Corp.	6.250%	6/15/33	8,608	9,082
	Lockheed Martin Corp.	5.100%	11/15/27	18,203	18,666
	Lockheed Martin Corp.	4.450%	5/15/28	8,077	8,166
	Lockheed Martin Corp.	4.500%	2/15/29	6,637	6,700
	Lockheed Martin Corp.	1.850%	6/15/30	2,576	2,291
	Lockheed Martin Corp.	4.700%	12/15/31	5,200	5,265
	Lockheed Martin Corp.	3.900%	6/15/32	10,535	10,141
	Lockheed Martin Corp.	4.750%	2/15/34	13,105	13,060
	Lockheed Martin Corp.	3.600%	3/1/35	12,779	11,573
	Lockheed Martin Corp.	4.500%	5/15/36	10,723	10,316
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,180	12,337
	Lockheed Martin Corp.	4.070%	12/15/42	8,855	7,445
	Lockheed Martin Corp.	3.800%	3/1/45	12,992	10,230
	Lockheed Martin Corp.	4.700%	5/15/46	23,981	21,358
	Lockheed Martin Corp.	2.800%	6/15/50	150	94
	Lockheed Martin Corp.	4.090%	9/15/52	23,713	18,664
	Lockheed Martin Corp.	4.150%	6/15/53	14,940	11,840
	Lockheed Martin Corp.	5.700%	11/15/54	14,195	14,313
	Lockheed Martin Corp.	5.200%	2/15/55	17,012	15,915
	Lockheed Martin Corp.	4.300%	6/15/62	6,684	5,252
	Lockheed Martin Corp.	5.900%	11/15/63	18,006	18,544
	Lockheed Martin Corp.	5.200%	2/15/64	2,180	2,007
	MasTec Inc.	5.900%	6/15/29	7,685	7,959
[3]	Nature Conservancy	3.957%	3/1/52	6,310	4,899
	Norfolk Southern Corp.	7.800%	5/15/27	5,205	5,548
	Norfolk Southern Corp.	3.150%	6/1/27	11,083	10,870
	Norfolk Southern Corp.	3.800%	8/1/28	12,905	12,771
	Norfolk Southern Corp.	2.550%	11/1/29	15,111	14,036
	Norfolk Southern Corp.	5.050%	8/1/30	16,615	17,154
	Norfolk Southern Corp.	2.300%	5/15/31	6,695	5,943
	Norfolk Southern Corp.	3.000%	3/15/32	6,762	6,128
	Norfolk Southern Corp.	5.550%	3/15/34	6,051	6,327
	Norfolk Southern Corp.	5.100%	5/1/35	3,100	3,115
	Norfolk Southern Corp.	4.837%	10/1/41	16,183	14,917
	Norfolk Southern Corp.	3.950%	10/1/42	4,256	3,475
	Norfolk Southern Corp.	4.450%	6/15/45	7,243	6,178
	Norfolk Southern Corp.	4.650%	1/15/46	7,443	6,518
	Norfolk Southern Corp.	3.942%	11/1/47	5,863	4,594
	Norfolk Southern Corp.	4.150%	2/28/48	2,936	2,363
	Norfolk Southern Corp.	4.100%	5/15/49	6,540	5,169
	Norfolk Southern Corp.	3.400%	11/1/49	5,490	3,846
	Norfolk Southern Corp.	3.050%	5/15/50	13,001	8,521
	Norfolk Southern Corp.	4.050%	8/15/52	8,809	6,810
	Norfolk Southern Corp.	3.700%	3/15/53	973	706
	Norfolk Southern Corp.	4.550%	6/1/53	21,253	17,965
	Norfolk Southern Corp.	5.350%	8/1/54	17,525	16,760
	Norfolk Southern Corp.	3.155%	5/15/55	23,584	15,105
	Norfolk Southern Corp.	5.950%	3/15/64	17,345	17,810
	Norfolk Southern Corp.	4.100%	5/15/21	9,624	6,628
	Northrop Grumman Corp.	3.200%	2/1/27	4,109	4,045

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.250%	1/15/28	40,423	39,496
	Northrop Grumman Corp.	4.600%	2/1/29	8,191	8,292
	Northrop Grumman Corp.	4.400%	5/1/30	19,283	19,304
	Northrop Grumman Corp.	4.650%	7/15/30	4,125	4,162
	Northrop Grumman Corp.	4.700%	3/15/33	10,115	10,070
	Northrop Grumman Corp.	4.900%	6/1/34	6,645	6,627
	Northrop Grumman Corp.	5.150%	5/1/40	28,449	27,821
	Northrop Grumman Corp.	4.750%	6/1/43	18,518	16,732
	Northrop Grumman Corp.	3.850%	4/15/45	7,465	5,896
	Northrop Grumman Corp.	4.030%	10/15/47	34,626	27,602
	Northrop Grumman Corp.	5.250%	5/1/50	4,259	4,001
	Northrop Grumman Corp.	4.950%	3/15/53	14,795	13,281
	Northrop Grumman Corp.	5.200%	6/1/54	3,530	3,286
	nVent Finance Sarl	4.550%	4/15/28	6,986	6,993
	nVent Finance Sarl	5.650%	5/15/33	6,535	6,654
	Oshkosh Corp.	4.600%	5/15/28	9,000	9,012
	Oshkosh Corp.	3.100%	3/1/30	4,333	4,059
	Otis Worldwide Corp.	2.293%	4/5/27	8,795	8,515
	Otis Worldwide Corp.	5.250%	8/16/28	9,945	10,234
	Otis Worldwide Corp.	2.565%	2/15/30	23,979	22,117
	Otis Worldwide Corp.	5.125%	11/19/31	2,200	2,266
	Otis Worldwide Corp.	3.112%	2/15/40	11,888	9,138
	Otis Worldwide Corp.	3.362%	2/15/50	6,830	4,725
[3]	PACCAR Financial Corp.	5.050%	8/10/26	4,364	4,409
[3]	PACCAR Financial Corp.	4.500%	11/25/26	9,775	9,845
	PACCAR Financial Corp.	5.000%	5/13/27	9,345	9,506
	PACCAR Financial Corp.	4.250%	6/23/27	5,500	5,528
	PACCAR Financial Corp.	4.450%	8/6/27	10,800	10,918
	PACCAR Financial Corp.	4.550%	3/3/28	6,500	6,593
[3]	PACCAR Financial Corp.	4.950%	8/10/28	3,900	4,000
[3]	PACCAR Financial Corp.	4.600%	1/31/29	4,338	4,400
	PACCAR Financial Corp.	4.000%	9/26/29	9,650	9,598
	PACCAR Financial Corp.	4.550%	5/8/30	6,600	6,688
[3]	PACCAR Financial Corp.	5.000%	3/22/34	6,715	6,828
	Parker-Hannifin Corp.	3.250%	3/1/27	20,524	20,232
	Parker-Hannifin Corp.	3.250%	6/14/29	13,776	13,231
	Parker-Hannifin Corp.	4.500%	9/15/29	14,835	14,981
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	9,293	8,859
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,040	4,385
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	9,077	7,813
	Parker-Hannifin Corp.	4.100%	3/1/47	9,577	7,726
	Parker-Hannifin Corp.	4.000%	6/14/49	11,616	9,147
	Pentair Finance Sarl	4.500%	7/1/29	5,636	5,627
	Pentair Finance Sarl	5.900%	7/15/32	5,290	5,527
	Precision Castparts Corp.	3.900%	1/15/43	5,425	4,412
	Precision Castparts Corp.	4.375%	6/15/45	5,462	4,644
	Regal Rexnord Corp.	6.050%	4/15/28	13,420	13,815
[3]	Regal Rexnord Corp.	6.300%	2/15/30	13,495	14,142
	Regal Rexnord Corp.	6.400%	4/15/33	17,395	18,377
	Republic Services Inc.	2.900%	7/1/26	8,117	8,006
	Republic Services Inc.	3.375%	11/15/27	3,636	3,574
	Republic Services Inc.	3.950%	5/15/28	5,982	5,955
	Republic Services Inc.	4.875%	4/1/29	3,670	3,750
	Republic Services Inc.	5.000%	11/15/29	7,600	7,816
	Republic Services Inc.	2.300%	3/1/30	10,842	9,927
	Republic Services Inc.	4.750%	7/15/30	1,487	1,515
	Republic Services Inc.	1.450%	2/15/31	8,780	7,491
	Republic Services Inc.	1.750%	2/15/32	6,095	5,130
	Republic Services Inc.	5.000%	4/1/34	19,969	20,263
	Republic Services Inc.	5.150%	3/15/35	12,106	12,336
	Republic Services Inc.	6.200%	3/1/40	5,223	5,691
	Republic Services Inc.	5.700%	5/15/41	9,157	9,479
	Republic Services Inc.	3.050%	3/1/50	5,068	3,417
	Rockwell Automation Inc.	3.500%	3/1/29	8,836	8,618
	Rockwell Automation Inc.	1.750%	8/15/31	7,308	6,278
	Rockwell Automation Inc.	4.200%	3/1/49	9,265	7,631
	Rockwell Automation Inc.	2.800%	8/15/61	6,115	3,550
	RTX Corp.	2.650%	11/1/26	4,710	4,616
	RTX Corp.	3.500%	3/15/27	15,711	15,525
	RTX Corp.	3.125%	5/4/27	14,616	14,336

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	7.200%	8/15/27	5,165	5,484
	RTX Corp.	4.125%	11/16/28	53,367	53,173
	RTX Corp.	5.750%	1/15/29	3,601	3,773
	RTX Corp.	2.250%	7/1/30	11,698	10,576
	RTX Corp.	6.000%	3/15/31	4,840	5,199
	RTX Corp.	1.900%	9/1/31	17,379	14,871
	RTX Corp.	2.375%	3/15/32	14,603	12,709
	RTX Corp.	5.150%	2/27/33	17,308	17,685
	RTX Corp.	6.100%	3/15/34	26,246	28,364
	RTX Corp.	5.400%	5/1/35	7,070	7,275
	RTX Corp.	6.050%	6/1/36	14,133	15,259
	RTX Corp.	6.125%	7/15/38	8,173	8,816
	RTX Corp.	4.450%	11/16/38	15,170	13,986
	RTX Corp.	4.700%	12/15/41	9,086	8,236
	RTX Corp.	4.500%	6/1/42	38,852	34,408
	RTX Corp.	4.800%	12/15/43	14,933	13,489
	RTX Corp.	4.150%	5/15/45	15,314	12,559
	RTX Corp.	3.750%	11/1/46	14,714	11,224
	RTX Corp.	4.350%	4/15/47	18,663	15,588
	RTX Corp.	4.050%	5/4/47	7,979	6,354
	RTX Corp.	4.625%	11/16/48	5,357	4,613
	RTX Corp.	3.125%	7/1/50	9,582	6,342
	RTX Corp.	2.820%	9/1/51	13,608	8,387
	RTX Corp.	3.030%	3/15/52	14,864	9,518
	RTX Corp.	5.375%	2/27/53	21,960	20,998
	RTX Corp.	6.400%	3/15/54	15,665	17,153
[3]	Ryder System Inc.	1.750%	9/1/26	3,854	3,739
[3]	Ryder System Inc.	2.900%	12/1/26	6,858	6,703
[3]	Ryder System Inc.	2.850%	3/1/27	3,268	3,187
[3]	Ryder System Inc.	5.300%	3/15/27	4,795	4,867
[3]	Ryder System Inc.	5.650%	3/1/28	9,832	10,159
[3]	Ryder System Inc.	5.250%	6/1/28	9,968	10,225
	Ryder System Inc.	6.300%	12/1/28	4,500	4,771
[3]	Ryder System Inc.	5.375%	3/15/29	13,730	14,122
[3]	Ryder System Inc.	5.500%	6/1/29	3,875	4,009
[3]	Ryder System Inc.	4.950%	9/1/29	2,785	2,833
[3]	Ryder System Inc.	4.900%	12/1/29	14,645	14,862
	Ryder System Inc.	5.000%	3/15/30	2,354	2,387
[3]	Ryder System Inc.	4.850%	6/15/30	6,950	7,014
	Ryder System Inc.	6.600%	12/1/33	11,405	12,538
	Southwest Airlines Co.	3.000%	11/15/26	8,196	8,026
	Southwest Airlines Co.	5.125%	6/15/27	33,302	33,602
	Southwest Airlines Co.	3.450%	11/16/27	4,288	4,176
	Southwest Airlines Co.	2.625%	2/10/30	4,086	3,724
	Teledyne Technologies Inc.	2.250%	4/1/28	4,372	4,151
	Teledyne Technologies Inc.	2.750%	4/1/31	17,903	16,246
	Textron Inc.	3.650%	3/15/27	12,876	12,713
	Textron Inc.	3.375%	3/1/28	9,679	9,439
	Textron Inc.	3.900%	9/17/29	4,700	4,588
	Textron Inc.	2.450%	3/15/31	4,641	4,119
	Textron Inc.	6.100%	11/15/33	4,930	5,255
	Textron Inc.	5.500%	5/15/35	6,400	6,495
	Timken Co.	4.500%	12/15/28	10,620	10,646
	Timken Co.	4.125%	4/1/32	6,972	6,538
	Trane Technologies Financing Ltd.	3.800%	3/21/29	8,204	8,069
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,715	6,923
	Trane Technologies Financing Ltd.	5.100%	6/13/34	3,670	3,723
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,983	3,518
	Trane Technologies Financing Ltd.	4.500%	3/21/49	5,667	4,741
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	12,048	11,912
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,850	6,999
	Trimble Inc.	4.900%	6/15/28	9,543	9,690
	Triton Container International Ltd.	3.250%	3/15/32	8,160	7,080
	Tyco Electronics Group SA	3.125%	8/15/27	15,617	15,294
	Tyco Electronics Group SA	2.500%	2/4/32	8,465	7,467
	Tyco Electronics Group SA	7.125%	10/1/37	11,220	12,889
	Union Pacific Corp.	2.150%	2/5/27	10,641	10,331
	Union Pacific Corp.	3.000%	4/15/27	2,359	2,316
	Union Pacific Corp.	3.950%	9/10/28	6,546	6,513
	Union Pacific Corp.	3.700%	3/1/29	6,651	6,543

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.400%	2/5/30	4,701	4,339
	Union Pacific Corp.	2.375%	5/20/31	351	316
	Union Pacific Corp.	2.800%	2/14/32	5,212	4,702
	Union Pacific Corp.	3.375%	2/1/35	11,175	9,963
	Union Pacific Corp.	5.100%	2/20/35	7,497	7,620
	Union Pacific Corp.	2.891%	4/6/36	4,022	3,330
	Union Pacific Corp.	3.600%	9/15/37	4,037	3,507
	Union Pacific Corp.	3.200%	5/20/41	17,699	13,532
	Union Pacific Corp.	4.050%	11/15/45	4,374	3,558
	Union Pacific Corp.	4.050%	3/1/46	5,943	4,817
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,502
	Union Pacific Corp.	4.000%	4/15/47	820	655
	Union Pacific Corp.	3.250%	2/5/50	24,760	17,094
	Union Pacific Corp.	3.799%	10/1/51	3,074	2,315
	Union Pacific Corp.	2.950%	3/10/52	19,188	12,216
	Union Pacific Corp.	3.500%	2/14/53	16,270	11,512
	Union Pacific Corp.	4.950%	5/15/53	680	619
	Union Pacific Corp.	5.600%	12/1/54	3,736	3,718
	Union Pacific Corp.	3.950%	8/15/59	6,125	4,518
	Union Pacific Corp.	3.839%	3/20/60	24,049	17,303
	Union Pacific Corp.	3.550%	5/20/61	7,549	5,047
	Union Pacific Corp.	2.973%	9/16/62	14,180	8,244
	Union Pacific Corp.	4.100%	9/15/67	6,500	4,787
	Union Pacific Corp.	3.750%	2/5/70	9,070	6,143
	Union Pacific Corp.	3.799%	4/6/71	25,184	17,244
	Union Pacific Corp.	3.850%	2/14/72	6,519	4,498
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	2,280	2,241
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	13,998	14,283
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	20,831	21,247
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	8,570	8,530
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,612	2,533
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	19,339	18,479
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,945	4,669
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,774	5,529
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,693	4,193
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	14,062	14,191
	United Parcel Service Inc.	2.400%	11/15/26	10,111	9,880
	United Parcel Service Inc.	3.050%	11/15/27	12,621	12,342
	United Parcel Service Inc.	3.400%	3/15/29	12,502	12,190
	United Parcel Service Inc.	2.500%	9/1/29	7,805	7,290
	United Parcel Service Inc.	4.650%	10/15/30	3,780	3,832
	United Parcel Service Inc.	4.875%	3/3/33	14,840	15,083
	United Parcel Service Inc.	5.150%	5/22/34	9,700	9,942
	United Parcel Service Inc.	5.250%	5/14/35	4,075	4,162
	United Parcel Service Inc.	6.200%	1/15/38	12,026	13,122
	United Parcel Service Inc.	5.200%	4/1/40	6,514	6,393
	United Parcel Service Inc.	4.875%	11/15/40	8,031	7,593
	United Parcel Service Inc.	3.625%	10/1/42	12,990	10,115
	United Parcel Service Inc.	3.400%	11/15/46	2,305	1,661
	United Parcel Service Inc.	3.750%	11/15/47	14,415	10,914
	United Parcel Service Inc.	4.250%	3/15/49	14,250	11,570
	United Parcel Service Inc.	3.400%	9/1/49	5,369	3,749
	United Parcel Service Inc.	5.300%	4/1/50	4,010	3,797
	United Parcel Service Inc.	5.050%	3/3/53	12,710	11,559
	United Parcel Service Inc.	5.950%	5/14/55	11,698	12,011
	United Parcel Service Inc.	5.600%	5/22/64	13,825	13,328
	United Parcel Service Inc.	6.050%	5/14/65	6,000	6,142
	Valmont Industries Inc.	5.000%	10/1/44	7,200	6,415
	Valmont Industries Inc.	5.250%	10/1/54	5,075	4,580
	Veralto Corp.	5.500%	9/18/26	9,470	9,584
	Veralto Corp.	5.350%	9/18/28	9,195	9,478
	Veralto Corp.	5.450%	9/18/33	9,200	9,487
	Vontier Corp.	2.400%	4/1/28	7,590	7,157
	Vontier Corp.	2.950%	4/1/31	7,878	7,051
	Waste Connections Inc.	4.250%	12/1/28	6,431	6,454
	Waste Connections Inc.	3.500%	5/1/29	9,956	9,736
	Waste Connections Inc.	2.600%	2/1/30	10,277	9,561
	Waste Connections Inc.	2.200%	1/15/32	15,804	13,638
	Waste Connections Inc.	4.200%	1/15/33	10,192	9,855
	Waste Connections Inc.	5.000%	3/1/34	9,530	9,623

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	5.250%	9/1/35	5,765	5,891
	Waste Connections Inc.	3.050%	4/1/50	15,915	10,465
	Waste Connections Inc.	2.950%	1/15/52	10,405	6,618
	Waste Management Inc.	4.950%	7/3/27	7,680	7,813
	Waste Management Inc.	3.150%	11/15/27	18,615	18,237
	Waste Management Inc.	4.500%	3/15/28	14,210	14,359
	Waste Management Inc.	4.875%	2/15/29	15,460	15,837
	Waste Management Inc.	2.000%	6/1/29	5,026	4,636
	Waste Management Inc.	4.650%	3/15/30	9,795	9,935
	Waste Management Inc.	1.500%	3/15/31	19,265	16,483
	Waste Management Inc.	4.950%	7/3/31	7,455	7,655
	Waste Management Inc.	4.800%	3/15/32	13,425	13,641
	Waste Management Inc.	4.625%	2/15/33	9,107	9,122
	Waste Management Inc.	4.875%	2/15/34	17,928	18,181
	Waste Management Inc.	4.950%	3/15/35	19,575	19,658
	Waste Management Inc.	2.950%	6/1/41	10,042	7,436
	Waste Management Inc.	2.500%	11/15/50	10,258	6,104
	Waste Management Inc.	5.350%	10/15/54	7,180	6,925
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,944	12,783
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	18,060	18,162
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	2,500	2,533
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	4,125	4,186
	WW Grainger Inc.	4.450%	9/15/34	17,912	17,489
	WW Grainger Inc.	3.750%	5/15/46	5,868	4,554
	WW Grainger Inc.	4.200%	5/15/47	5,515	4,523
	Xylem Inc.	3.250%	11/1/26	6,609	6,511
	Xylem Inc.	1.950%	1/30/28	9,655	9,126
	Xylem Inc.	2.250%	1/30/31	7,280	6,456
	Xylem Inc.	4.375%	11/1/46	6,040	4,952
					6,445,405
Materials (0.7%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	8,642	8,302
	Air Products and Chemicals Inc.	2.050%	5/15/30	10,420	9,411
	Air Products and Chemicals Inc.	4.750%	2/8/31	10,510	10,691
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,365	4,400
	Air Products and Chemicals Inc.	4.850%	2/8/34	18,371	18,415
	Air Products and Chemicals Inc.	2.700%	5/15/40	12,953	9,433
	Air Products and Chemicals Inc.	2.800%	5/15/50	12,961	8,194
	Albemarle Corp.	4.650%	6/1/27	8,415	8,386
	Albemarle Corp.	5.050%	6/1/32	9,320	8,969
	Albemarle Corp.	5.450%	12/1/44	7,045	5,887
	Albemarle Corp.	5.650%	6/1/52	7,275	6,099
	Amcor Finance USA Inc.	5.625%	5/26/33	8,649	8,964
[8]	Amcor Flexibles North America Inc.	4.800%	3/17/28	5,429	5,470
[8]	Amcor Flexibles North America Inc.	5.100%	3/17/30	6,596	6,708
	Amcor Flexibles North America Inc.	2.630%	6/19/30	15,417	14,021
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,308	5,648
[8]	Amcor Flexibles North America Inc.	5.500%	3/17/35	9,100	9,235
	Amcor Group Finance plc	5.450%	5/23/29	6,660	6,850
[8]	Amrize Finance US LLC	4.600%	4/7/27	2,168	2,177
[8]	Amrize Finance US LLC	4.700%	4/7/28	2,038	2,056
[8]	Amrize Finance US LLC	4.950%	4/7/30	5,605	5,680
[8]	Amrize Finance US LLC	5.400%	4/7/35	1,440	1,461
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,685	9,269
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,515	7,983
	ArcelorMittal SA	6.550%	11/29/27	18,585	19,374
	ArcelorMittal SA	4.250%	7/16/29	7,257	7,167
	ArcelorMittal SA	6.800%	11/29/32	13,650	15,004
	ArcelorMittal SA	6.000%	6/17/34	8,285	8,689
	ArcelorMittal SA	7.000%	10/15/39	8,405	9,305
	ArcelorMittal SA	6.750%	3/1/41	6,356	6,710
	ArcelorMittal SA	6.350%	6/17/54	2,633	2,666
	Barrick Mining Corp.	6.450%	10/15/35	3,095	3,399
	Barrick North America Finance LLC	5.700%	5/30/41	12,504	12,572
	Barrick North America Finance LLC	5.750%	5/1/43	11,294	11,397
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,444	14,975
	Berry Global Inc.	1.650%	1/15/27	26,256	25,187
	Berry Global Inc.	5.500%	4/15/28	6,670	6,843
	Berry Global Inc.	5.800%	6/15/31	21,530	22,641

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Berry Global Inc.	5.650%	1/15/34	18,785	19,426
BHP Billiton Finance USA Ltd.	5.250%	9/8/26	11,000	11,131
BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,035	13,240
BHP Billiton Finance USA Ltd.	5.100%	9/8/28	8,205	8,416
BHP Billiton Finance USA Ltd.	5.000%	2/21/30	6,702	6,869
BHP Billiton Finance USA Ltd.	5.250%	9/8/30	12,725	13,197
BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,712	16,085
BHP Billiton Finance USA Ltd.	5.300%	2/21/35	7,942	8,106
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,886	12,767
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	32,596	30,902
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	9,815	9,710
Cabot Corp.	4.000%	7/1/29	5,388	5,261
Carlisle Cos. Inc.	3.750%	12/1/27	7,771	7,667
Carlisle Cos. Inc.	2.750%	3/1/30	12,123	11,203
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,585	5,478
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,075	4,425
CF Industries Inc.	5.150%	3/15/34	12,555	12,505
CF Industries Inc.	4.950%	6/1/43	9,790	8,707
CF Industries Inc.	5.375%	3/15/44	10,283	9,552
CRH America Finance Inc.	5.400%	5/21/34	12,510	12,825
CRH America Finance Inc.	5.500%	1/9/35	17,400	17,840
CRH America Finance Inc.	5.875%	1/9/55	4,925	5,021
CRH SMW Finance DAC	5.200%	5/21/29	12,050	12,352
CRH SMW Finance DAC	5.125%	1/9/30	12,460	12,769
Dow Chemical Co.	4.800%	11/30/28	8,214	8,333
Dow Chemical Co.	7.375%	11/1/29	2,665	2,956
Dow Chemical Co.	2.100%	11/15/30	9,040	7,970
Dow Chemical Co.	4.250%	10/1/34	12,485	11,463
Dow Chemical Co.	9.400%	5/15/39	12,500	16,377
Dow Chemical Co.	5.250%	11/15/41	19,638	17,943
Dow Chemical Co.	4.375%	11/15/42	16,573	13,493
Dow Chemical Co.	4.625%	10/1/44	7,232	5,953
Dow Chemical Co.	5.550%	11/30/48	12,265	11,255
Dow Chemical Co.	4.800%	5/15/49	12,913	10,552
Dow Chemical Co.	3.600%	11/15/50	15,180	10,281
Dow Chemical Co.	6.900%	5/15/53	6,625	7,131
Dow Chemical Co.	5.950%	3/15/55	5,511	5,253
DuPont de Nemours Inc.	4.725%	11/15/28	26,693	27,113
DuPont de Nemours Inc.	5.319%	11/15/38	11,426	11,828
DuPont de Nemours Inc.	5.419%	11/15/48	25,854	26,059
Eagle Materials Inc.	2.500%	7/1/31	7,665	6,801
Eastman Chemical Co.	4.500%	12/1/28	3,344	3,353
Eastman Chemical Co.	5.000%	8/1/29	3,764	3,817
Eastman Chemical Co.	5.750%	3/8/33	2,330	2,426
Eastman Chemical Co.	5.625%	2/20/34	17,313	17,640
Eastman Chemical Co.	4.800%	9/1/42	7,297	6,411
Eastman Chemical Co.	4.650%	10/15/44	13,718	11,594
Ecolab Inc.	2.700%	11/1/26	14,519	14,253
Ecolab Inc.	1.650%	2/1/27	4,472	4,306
Ecolab Inc.	3.250%	12/1/27	5,370	5,270
Ecolab Inc.	5.250%	1/15/28	3,126	3,219
Ecolab Inc.	4.300%	6/15/28	2,715	2,735
Ecolab Inc.	2.125%	2/1/32	10,231	8,827
Ecolab Inc.	2.125%	8/15/50	6,770	3,678
Ecolab Inc.	2.700%	12/15/51	19,842	12,171
Ecolab Inc.	2.750%	8/18/55	2,036	1,214
EIDP Inc.	2.300%	7/15/30	6,930	6,313
EIDP Inc.	5.125%	5/15/32	2,500	2,547
EIDP Inc.	4.800%	5/15/33	8,855	8,806
FMC Corp.	3.200%	10/1/26	6,751	6,626
FMC Corp.	3.450%	10/1/29	13,735	12,795
FMC Corp.	5.650%	5/18/33	8,458	8,364
FMC Corp.	4.500%	10/1/49	4,497	3,323
Freeport-McMoRan Inc.	5.000%	9/1/27	6,224	6,229
Freeport-McMoRan Inc.	4.125%	3/1/28	7,642	7,551
Freeport-McMoRan Inc.	4.375%	8/1/28	10,782	10,723
Freeport-McMoRan Inc.	5.250%	9/1/29	10,900	11,078
Freeport-McMoRan Inc.	4.250%	3/1/30	11,959	11,727
Freeport-McMoRan Inc.	4.625%	8/1/30	10,799	10,717
Freeport-McMoRan Inc.	5.450%	3/15/43	24,791	23,471

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia-Pacific LLC	7.750%	11/15/29	8,385	9,546
	Georgia-Pacific LLC	8.875%	5/15/31	5,443	6,646
	Gerdau Trade Inc.	5.750%	6/9/35	6,400	6,403
	Huntsman International LLC	4.500%	5/1/29	13,219	12,534
	Huntsman International LLC	2.950%	6/15/31	5,434	4,568
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,162	4,153
	International Flavors & Fragrances Inc.	5.000%	9/26/48	6,622	5,706
	International Paper Co.	5.000%	9/15/35	6,012	5,918
	International Paper Co.	6.000%	11/15/41	11,518	11,688
	International Paper Co.	4.800%	6/15/44	16,022	13,958
	International Paper Co.	4.400%	8/15/47	5,834	4,699
	International Paper Co.	4.350%	8/15/48	9,512	7,609
	Kinross Gold Corp.	4.500%	7/15/27	1,630	1,632
	Kinross Gold Corp.	6.250%	7/15/33	7,307	7,857
	Linde Inc.	1.100%	8/10/30	11,894	10,228
	Linde Inc.	3.550%	11/7/42	4,260	3,360
	Linde Inc.	2.000%	8/10/50	11,241	5,896
	Lubrizol Corp.	6.500%	10/1/34	8,452	9,543
	LYB International Finance BV	5.250%	7/15/43	4,622	4,117
	LYB International Finance BV	4.875%	3/15/44	17,154	14,509
	LYB International Finance III LLC	2.250%	10/1/30	6,591	5,838
	LYB International Finance III LLC	5.625%	5/15/33	4,408	4,514
	LYB International Finance III LLC	5.500%	3/1/34	17,675	17,652
	LYB International Finance III LLC	6.150%	5/15/35	2,000	2,075
	LYB International Finance III LLC	3.375%	10/1/40	4,399	3,252
	LYB International Finance III LLC	4.200%	10/15/49	9,444	7,005
	LYB International Finance III LLC	4.200%	5/1/50	16,337	12,080
	LYB International Finance III LLC	3.800%	10/1/60	7,605	4,922
	LyondellBasell Industries NV	4.625%	2/26/55	15,582	12,243
	Martin Marietta Materials Inc.	3.450%	6/1/27	7,501	7,374
	Martin Marietta Materials Inc.	3.500%	12/15/27	14,155	13,893
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	8,029	7,384
	Martin Marietta Materials Inc.	2.400%	7/15/31	10,218	9,008
	Martin Marietta Materials Inc.	5.150%	12/1/34	3,220	3,234
	Martin Marietta Materials Inc.	4.250%	12/15/47	12,195	9,900
	Martin Marietta Materials Inc.	3.200%	7/15/51	16,102	10,646
	Martin Marietta Materials Inc.	5.500%	12/1/54	3,490	3,364
	Mosaic Co.	4.050%	11/15/27	9,317	9,252
	Mosaic Co.	5.375%	11/15/28	5,695	5,847
	Mosaic Co.	5.450%	11/15/33	10,488	10,724
	Mosaic Co.	4.875%	11/15/41	4,236	3,768
	Mosaic Co.	5.625%	11/15/43	5,692	5,457
	NewMarket Corp.	2.700%	3/18/31	5,110	4,573
	Newmont Corp.	2.800%	10/1/29	10,158	9,607
	Newmont Corp.	3.250%	5/13/30	50	48
	Newmont Corp.	2.250%	10/1/30	14,780	13,343
	Newmont Corp.	2.600%	7/15/32	15,623	13,864
	Newmont Corp.	5.350%	3/15/34	19,620	20,138
[3]	Newmont Corp.	5.875%	4/1/35	6,019	6,427
	Newmont Corp.	6.250%	10/1/39	16,691	18,032
	Newmont Corp.	4.875%	3/15/42	16,892	15,724
	Newmont Corp.	5.450%	6/9/44	6,529	6,362
	Nucor Corp.	4.300%	5/23/27	5,563	5,581
	Nucor Corp.	3.950%	5/1/28	2,447	2,437
	Nucor Corp.	2.700%	6/1/30	8,441	7,798
	Nucor Corp.	4.650%	6/1/30	5,189	5,229
	Nucor Corp.	3.125%	4/1/32	8,050	7,328
	Nucor Corp.	5.100%	6/1/35	3,677	3,689
	Nucor Corp.	6.400%	12/1/37	5,008	5,521
	Nucor Corp.	2.979%	12/15/55	23,357	14,323
	Nutrien Ltd.	4.000%	12/15/26	8,719	8,669
	Nutrien Ltd.	5.200%	6/21/27	4,805	4,878
	Nutrien Ltd.	4.900%	3/27/28	6,824	6,920
	Nutrien Ltd.	2.950%	5/13/30	3,562	3,316
	Nutrien Ltd.	5.250%	3/12/32	23,092	23,521
	Nutrien Ltd.	5.400%	6/21/34	18,347	18,623
	Nutrien Ltd.	4.125%	3/15/35	8,645	7,884
	Nutrien Ltd.	5.875%	12/1/36	2,542	2,636
	Nutrien Ltd.	5.625%	12/1/40	5,995	5,932
	Nutrien Ltd.	4.900%	6/1/43	7,817	6,986

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	5.250%	1/15/45	20,710	19,112
	Nutrien Ltd.	5.000%	4/1/49	8,940	7,942
	Nutrien Ltd.	5.800%	3/27/53	17,981	17,834
	Packaging Corp. of America	3.400%	12/15/27	6,837	6,693
	Packaging Corp. of America	3.000%	12/15/29	14,676	13,853
	Packaging Corp. of America	4.050%	12/15/49	4,327	3,308
	Packaging Corp. of America	3.050%	10/1/51	9,266	5,835
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,363
	Reliance Inc.	2.150%	8/15/30	8,640	7,658
	Rio Tinto Alcan Inc.	7.250%	3/15/31	6,401	7,340
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	11,103	12,024
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	23,522	14,288
	Rio Tinto Finance USA plc	4.375%	3/12/27	1,312	1,319
	Rio Tinto Finance USA plc	4.500%	3/14/28	6,143	6,191
	Rio Tinto Finance USA plc	4.875%	3/14/30	9,426	9,612
	Rio Tinto Finance USA plc	5.000%	3/14/32	2,321	2,361
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,590	8,705
	Rio Tinto Finance USA plc	5.250%	3/14/35	10,526	10,707
	Rio Tinto Finance USA plc	4.750%	3/22/42	12,283	11,137
	Rio Tinto Finance USA plc	4.125%	8/21/42	12,033	10,158
	Rio Tinto Finance USA plc	5.125%	3/9/53	13,240	12,179
	Rio Tinto Finance USA plc	5.750%	3/14/55	5,564	5,574
	Rio Tinto Finance USA plc	5.875%	3/14/65	3,864	3,885
	RPM International Inc.	3.750%	3/15/27	7,295	7,207
	RPM International Inc.	4.550%	3/1/29	5,223	5,215
	RPM International Inc.	2.950%	1/15/32	4,182	3,688
	RPM International Inc.	5.250%	6/1/45	4,437	4,098
	RPM International Inc.	4.250%	1/15/48	4,465	3,685
	Sherwin-Williams Co.	3.450%	6/1/27	29,933	29,529
[3]	Sherwin-Williams Co.	4.550%	3/1/28	6,075	6,128
	Sherwin-Williams Co.	2.950%	8/15/29	22,792	21,527
	Sherwin-Williams Co.	2.300%	5/15/30	4,903	4,438
	Sherwin-Williams Co.	4.800%	9/1/31	3,885	3,928
	Sherwin-Williams Co.	2.200%	3/15/32	7,595	6,528
	Sherwin-Williams Co.	4.000%	12/15/42	2,737	2,187
	Sherwin-Williams Co.	4.550%	8/1/45	4,569	3,867
	Sherwin-Williams Co.	4.500%	6/1/47	17,426	14,596
	Sherwin-Williams Co.	3.800%	8/15/49	7,588	5,596
	Sherwin-Williams Co.	3.300%	5/15/50	5,814	3,910
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	9,789	10,035
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	14,930	15,200
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	18,298	18,077
	Smurfit Westrock Financing DAC	5.418%	1/15/35	8,260	8,364
	Sonoco Products Co.	4.450%	9/1/26	6,080	6,074
	Sonoco Products Co.	2.250%	2/1/27	3,474	3,354
	Sonoco Products Co.	4.600%	9/1/29	40,625	40,532
	Sonoco Products Co.	3.125%	5/1/30	8,781	8,185
	Sonoco Products Co.	5.000%	9/1/34	7,590	7,386
	Southern Copper Corp.	7.500%	7/27/35	13,438	15,444
	Southern Copper Corp.	6.750%	4/16/40	16,168	17,657
	Southern Copper Corp.	5.250%	11/8/42	18,263	16,993
	Southern Copper Corp.	5.875%	4/23/45	19,541	19,305
	Steel Dynamics Inc.	5.000%	12/15/26	1,880	1,882
	Steel Dynamics Inc.	1.650%	10/15/27	4,285	4,039
	Steel Dynamics Inc.	3.450%	4/15/30	13,318	12,674
	Steel Dynamics Inc.	3.250%	1/15/31	7,649	7,131
	Steel Dynamics Inc.	5.375%	8/15/34	5,295	5,372
	Steel Dynamics Inc.	5.250%	5/15/35	6,169	6,173
	Steel Dynamics Inc.	3.250%	10/15/50	5,675	3,735
	Steel Dynamics Inc.	5.750%	5/15/55	4,145	4,017
	Suzano Austria GmbH	2.500%	9/15/28	6,021	5,595
	Suzano Austria GmbH	6.000%	1/15/29	29,797	30,682
	Suzano Austria GmbH	5.000%	1/15/30	12,911	12,887
	Suzano Austria GmbH	3.750%	1/15/31	16,239	15,191
[3]	Suzano Austria GmbH	3.125%	1/15/32	8,748	7,713
	Suzano International Finance BV	5.500%	1/17/27	11,255	11,378
	Vale Overseas Ltd.	3.750%	7/8/30	20,545	19,397
	Vale Overseas Ltd.	6.125%	6/12/33	21,759	22,803
	Vale Overseas Ltd.	8.250%	1/17/34	5,337	6,394
	Vale Overseas Ltd.	6.875%	11/21/36	15,956	17,315

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vale Overseas Ltd.	6.875%	11/10/39	11,149	12,089
Vale Overseas Ltd.	6.400%	6/28/54	13,350	13,140
Vale SA	5.625%	9/11/42	15,038	14,587
Vulcan Materials Co.	3.900%	4/1/27	2,959	2,940
Vulcan Materials Co.	4.950%	12/1/29	3,850	3,923
Vulcan Materials Co.	3.500%	6/1/30	10,021	9,589
Vulcan Materials Co.	5.350%	12/1/34	7,750	7,885
Vulcan Materials Co.	4.500%	6/15/47	8,044	6,782
Vulcan Materials Co.	5.700%	12/1/54	14,110	14,011
Westlake Corp.	3.600%	8/15/26	16,237	16,071
Westlake Corp.	2.875%	8/15/41	4,735	3,203
Westlake Corp.	5.000%	8/15/46	13,415	11,589
Westlake Corp.	3.125%	8/15/51	8,307	5,112
Westlake Corp.	3.375%	8/15/61	6,725	3,995
WestRock MWV LLC	8.200%	1/15/30	10,840	12,406
WestRock MWV LLC	7.950%	2/15/31	4,086	4,732
WRKCo Inc.	3.375%	9/15/27	17,965	17,557
WRKCo Inc.	4.000%	3/15/28	12,868	12,747
WRKCo Inc.	3.900%	6/1/28	7,398	7,301
WRKCo Inc.	4.900%	3/15/29	18,799	19,041
WRKCo Inc.	4.200%	6/1/32	3,870	3,719
WRKCo Inc.	3.000%	6/15/33	7,969	6,968
Yamana Gold Inc.	2.630%	8/15/31	5,597	4,940
				2,551,944
Real Estate (1.0%)
Agree LP	2.000%	6/15/28	7,735	7,251
Agree LP	4.800%	10/1/32	3,969	3,928
Agree LP	2.600%	6/15/33	5,251	4,370
Agree LP	5.625%	6/15/34	4,571	4,683
Agree LP	5.600%	6/15/35	6,525	6,643
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,926	5,880
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,248	7,171
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,567	4,558
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	7,240	6,690
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,466	9,463
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,228	13,335
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	14,409	13,320
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,509	8,723
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	15,109	12,093
Alexandria Real Estate Equities Inc.	2.950%	3/15/34	9,604	8,104
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	6,216	5,951
Alexandria Real Estate Equities Inc.	5.500%	10/1/35	5,150	5,204
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,071	5,089
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	9,316	6,872
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	6,883	4,174
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	15,102	10,167
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,507	2,195
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	10,865	10,165
American Assets Trust LP	3.375%	2/1/31	6,346	5,687
American Assets Trust LP	6.150%	10/1/34	8,455	8,455
American Homes 4 Rent LP	4.250%	2/15/28	8,500	8,451
American Homes 4 Rent LP	4.900%	2/15/29	8,718	8,813
American Homes 4 Rent LP	3.625%	4/15/32	10,020	9,248
American Homes 4 Rent LP	5.500%	2/1/34	8,530	8,675
American Homes 4 Rent LP	5.500%	7/15/34	6,730	6,816
American Homes 4 Rent LP	5.250%	3/15/35	6,525	6,480
American Homes 4 Rent LP	3.375%	7/15/51	3,132	2,068
American Tower Corp.	1.450%	9/15/26	8,542	8,253
American Tower Corp.	3.375%	10/15/26	25,234	24,917
American Tower Corp.	2.750%	1/15/27	2,974	2,903
American Tower Corp.	3.125%	1/15/27	11,955	11,721
American Tower Corp.	3.650%	3/15/27	8,573	8,469
American Tower Corp.	3.550%	7/15/27	11,815	11,643
American Tower Corp.	3.600%	1/15/28	3,575	3,510
American Tower Corp.	1.500%	1/31/28	9,519	8,866
American Tower Corp.	5.250%	7/15/28	8,252	8,458
American Tower Corp.	5.200%	2/15/29	9,023	9,239
American Tower Corp.	3.950%	3/15/29	11,668	11,440
American Tower Corp.	3.800%	8/15/29	24,616	23,935

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	2.900%	1/15/30	14,436	13,451
	American Tower Corp.	5.000%	1/31/30	5,250	5,351
	American Tower Corp.	4.900%	3/15/30	5,292	5,369
	American Tower Corp.	2.100%	6/15/30	12,899	11,463
	American Tower Corp.	1.875%	10/15/30	15,713	13,665
	American Tower Corp.	2.700%	4/15/31	8,385	7,520
	American Tower Corp.	2.300%	9/15/31	10,236	8,884
	American Tower Corp.	4.050%	3/15/32	9,601	9,169
	American Tower Corp.	5.550%	7/15/33	24,985	25,778
	American Tower Corp.	5.450%	2/15/34	1,619	1,665
	American Tower Corp.	5.400%	1/31/35	17,715	18,091
	American Tower Corp.	3.700%	10/15/49	804	588
	American Tower Corp.	3.100%	6/15/50	863	566
	American Tower Corp.	2.950%	1/15/51	17,233	10,894
	Americold Realty Operating Partnership LP	5.600%	5/15/32	4,510	4,530
	Americold Realty Operating Partnership LP	5.409%	9/12/34	6,625	6,487
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	6,542	6,428
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	13,756	13,561
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	6,369	6,220
	AvalonBay Communities Inc.	1.900%	12/1/28	4,170	3,868
[3]	AvalonBay Communities Inc.	3.300%	6/1/29	4,198	4,053
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	7,340	6,702
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	3,356	3,017
	AvalonBay Communities Inc.	2.050%	1/15/32	9,897	8,527
	AvalonBay Communities Inc.	5.000%	2/15/33	6,803	6,899
	AvalonBay Communities Inc.	5.350%	6/1/34	5,600	5,760
[6]	AvalonBay Communities Inc.	5.000%	8/1/35	5,300	5,271
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	5,045	3,977
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	969	783
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,613
	Boston Properties LP	2.750%	10/1/26	23,622	23,099
	Boston Properties LP	4.500%	12/1/28	4,722	4,684
	Boston Properties LP	3.400%	6/21/29	9,185	8,710
	Boston Properties LP	2.900%	3/15/30	13,399	12,307
	Boston Properties LP	3.250%	1/30/31	13,897	12,734
	Boston Properties LP	2.550%	4/1/32	10,978	9,261
	Boston Properties LP	2.450%	10/1/33	13,875	11,094
	Boston Properties LP	6.500%	1/15/34	4,653	4,983
	Boston Properties LP	5.750%	1/15/35	6,395	6,433
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,414	3,384
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,801	5,485
	Brixmor Operating Partnership LP	4.125%	5/15/29	9,268	9,117
	Brixmor Operating Partnership LP	4.050%	7/1/30	10,804	10,488
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	8,703
	Brixmor Operating Partnership LP	5.200%	4/1/32	3,300	3,333
	Brixmor Operating Partnership LP	5.750%	2/15/35	5,125	5,263
	Broadstone Net Lease LLC	2.600%	9/15/31	4,777	4,063
	Camden Property Trust	4.100%	10/15/28	12,125	12,064
	Camden Property Trust	3.150%	7/1/29	13,106	12,520
	Camden Property Trust	2.800%	5/15/30	19,166	17,831
	Camden Property Trust	3.350%	11/1/49	3,518	2,496
	CBRE Services Inc.	5.500%	4/1/29	5,420	5,602
	CBRE Services Inc.	4.800%	6/15/30	3,900	3,916
	CBRE Services Inc.	2.500%	4/1/31	6,109	5,401
	CBRE Services Inc.	5.950%	8/15/34	1,472	1,550
	CBRE Services Inc.	5.500%	6/15/35	6,665	6,711
	COPT Defense Properties LP	2.000%	1/15/29	5,330	4,856
	COPT Defense Properties LP	2.750%	4/15/31	5,889	5,210
	COPT Defense Properties LP	2.900%	12/1/33	8,949	7,385
	Cousins Properties LP	5.375%	2/15/32	5,855	5,915
	Cousins Properties LP	5.875%	10/1/34	7,250	7,461
	Crown Castle Inc.	2.900%	3/15/27	7,570	7,369
	Crown Castle Inc.	3.650%	9/1/27	17,529	17,232
	Crown Castle Inc.	5.000%	1/11/28	10,781	10,891
	Crown Castle Inc.	3.800%	2/15/28	32,337	31,753
	Crown Castle Inc.	4.800%	9/1/28	8,025	8,073
	Crown Castle Inc.	4.300%	2/15/29	5,076	5,012
	Crown Castle Inc.	5.600%	6/1/29	1,225	1,265
	Crown Castle Inc.	4.900%	9/1/29	6,479	6,534
	Crown Castle Inc.	3.300%	7/1/30	4,266	3,992

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	2.250%	1/15/31	24,370	21,201
Crown Castle Inc.	2.100%	4/1/31	14,644	12,565
Crown Castle Inc.	2.500%	7/15/31	27,464	23,963
Crown Castle Inc.	5.800%	3/1/34	5,600	5,801
Crown Castle Inc.	5.200%	9/1/34	23,579	23,352
Crown Castle Inc.	4.750%	5/15/47	4,744	4,042
Crown Castle Inc.	5.200%	2/15/49	13,751	12,286
Crown Castle Inc.	4.000%	11/15/49	6,864	5,092
Crown Castle Inc.	4.150%	7/1/50	6,998	5,341
Crown Castle Inc.	3.250%	1/15/51	15,654	10,203
CubeSmart LP	3.125%	9/1/26	4,391	4,318
CubeSmart LP	2.250%	12/15/28	5,975	5,571
CubeSmart LP	4.375%	2/15/29	5,690	5,649
CubeSmart LP	3.000%	2/15/30	5,114	4,765
CubeSmart LP	2.500%	2/15/32	13,091	11,258
Digital Realty Trust LP	3.700%	8/15/27	15,061	14,871
Digital Realty Trust LP	5.550%	1/15/28	9,712	9,965
Digital Realty Trust LP	4.450%	7/15/28	13,675	13,692
Digital Realty Trust LP	3.600%	7/1/29	17,302	16,771
DOC DR LLC	4.300%	3/15/27	10,245	10,225
DOC DR LLC	3.950%	1/15/28	4,299	4,261
DOC DR LLC	2.625%	11/1/31	22,375	19,696
EPR Properties	4.750%	12/15/26	3,781	3,776
EPR Properties	4.500%	6/1/27	8,353	8,311
EPR Properties	4.950%	4/15/28	6,071	6,065
EPR Properties	3.750%	8/15/29	6,885	6,564
EPR Properties	3.600%	11/15/31	3,165	2,871
Equinix Inc.	2.900%	11/18/26	16,052	15,732
Equinix Inc.	1.800%	7/15/27	11,838	11,278
Equinix Inc.	1.550%	3/15/28	7,757	7,228
Equinix Inc.	2.000%	5/15/28	4,565	4,273
Equinix Inc.	3.200%	11/18/29	28,429	26,973
Equinix Inc.	2.150%	7/15/30	8,434	7,504
Equinix Inc.	2.500%	5/15/31	12,335	10,931
Equinix Inc.	3.000%	7/15/50	7,436	4,647
Equinix Inc.	2.950%	9/15/51	7,180	4,405
Equinix Inc.	3.400%	2/15/52	8,870	5,936
ERP Operating LP	2.850%	11/1/26	14,863	14,595
ERP Operating LP	3.250%	8/1/27	5,611	5,502
ERP Operating LP	3.500%	3/1/28	16,669	16,400
ERP Operating LP	4.150%	12/1/28	4,958	4,957
ERP Operating LP	3.000%	7/1/29	6,802	6,473
ERP Operating LP	2.500%	2/15/30	8,879	8,195
ERP Operating LP	1.850%	8/1/31	2,277	1,967
ERP Operating LP	4.950%	6/15/32	4,250	4,295
ERP Operating LP	4.650%	9/15/34	10,096	9,797
ERP Operating LP	4.500%	7/1/44	8,972	7,789
ERP Operating LP	4.500%	6/1/45	3,330	2,849
ERP Operating LP	4.000%	8/1/47	4,746	3,701
Essential Properties LP	2.950%	7/15/31	5,345	4,752
Essex Portfolio LP	1.700%	3/1/28	7,545	7,033
Essex Portfolio LP	4.000%	3/1/29	12,430	12,240
Essex Portfolio LP	3.000%	1/15/30	13,613	12,730
Essex Portfolio LP	1.650%	1/15/31	4,042	3,427
Essex Portfolio LP	2.550%	6/15/31	2,300	2,041
Essex Portfolio LP	2.650%	3/15/32	6,907	6,033
Essex Portfolio LP	5.500%	4/1/34	3,145	3,218
Essex Portfolio LP	5.375%	4/1/35	5,375	5,456
Essex Portfolio LP	4.500%	3/15/48	7,755	6,528
Extra Space Storage LP	3.500%	7/1/26	18,950	18,757
Extra Space Storage LP	3.875%	12/15/27	3,069	3,035
Extra Space Storage LP	5.700%	4/1/28	8,800	9,091
Extra Space Storage LP	3.900%	4/1/29	6,714	6,574
Extra Space Storage LP	5.500%	7/1/30	4,910	5,092
Extra Space Storage LP	2.200%	10/15/30	5,059	4,468
Extra Space Storage LP	5.900%	1/15/31	7,176	7,585
Extra Space Storage LP	2.550%	6/1/31	7,000	6,184
Extra Space Storage LP	2.400%	10/15/31	9,018	7,838
Extra Space Storage LP	2.350%	3/15/32	13,472	11,437
Extra Space Storage LP	5.400%	2/1/34	8,112	8,231

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Extra Space Storage LP	5.350%	1/15/35	8,390	8,450
	Extra Space Storage LP	5.400%	6/15/35	9,375	9,426
	Federal Realty OP LP	3.250%	7/15/27	6,295	6,143
	Federal Realty OP LP	5.375%	5/1/28	3,790	3,884
	Federal Realty OP LP	3.200%	6/15/29	6,685	6,358
	Federal Realty OP LP	4.500%	12/1/44	15,043	12,700
	GLP Capital LP	5.750%	6/1/28	7,366	7,552
	GLP Capital LP	5.300%	1/15/29	9,795	9,902
	GLP Capital LP	4.000%	1/15/30	15,745	15,134
	GLP Capital LP	4.000%	1/15/31	12,175	11,483
	GLP Capital LP	3.250%	1/15/32	10,515	9,275
	GLP Capital LP	6.750%	12/1/33	7,270	7,773
	GLP Capital LP	5.625%	9/15/34	9,100	9,075
	GLP Capital LP	6.250%	9/15/54	5,330	5,203
	Healthcare Realty Holdings LP	3.500%	8/1/26	9,981	9,853
	Healthcare Realty Holdings LP	3.750%	7/1/27	8,892	8,769
	Healthcare Realty Holdings LP	3.100%	2/15/30	5,267	4,893
	Healthcare Realty Holdings LP	2.000%	3/15/31	11,420	9,784
	Healthpeak OP LLC	3.250%	7/15/26	19,551	19,315
	Healthpeak OP LLC	2.125%	12/1/28	4,041	3,754
	Healthpeak OP LLC	3.500%	7/15/29	12,817	12,374
	Healthpeak OP LLC	3.000%	1/15/30	19,237	18,041
	Healthpeak OP LLC	2.875%	1/15/31	9,602	8,757
	Healthpeak OP LLC	5.250%	12/15/32	4,448	4,522
	Healthpeak OP LLC	5.375%	2/15/35	4,200	4,243
	Healthpeak OP LLC	6.750%	2/1/41	1,600	1,753
	Highwoods Realty LP	3.875%	3/1/27	7,128	7,000
	Highwoods Realty LP	4.125%	3/15/28	4,964	4,864
	Highwoods Realty LP	4.200%	4/15/29	4,677	4,549
	Highwoods Realty LP	3.050%	2/15/30	9,065	8,279
	Highwoods Realty LP	2.600%	2/1/31	11,404	9,853
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	9,493	8,958
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,265	13,261
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	6,976	6,114
	Host Hotels & Resorts LP	5.700%	7/1/34	10,900	10,959
	Host Hotels & Resorts LP	5.500%	4/15/35	8,555	8,469
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,701	1,759
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	7,817	6,639
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	9,075	8,602
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	5,427	5,519
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,105	6,698
	Jones Lang LaSalle Inc.	6.875%	12/1/28	4,800	5,152
	Kilroy Realty LP	4.750%	12/15/28	7,879	7,820
	Kilroy Realty LP	4.250%	8/15/29	7,328	7,074
	Kilroy Realty LP	3.050%	2/15/30	7,336	6,638
	Kilroy Realty LP	2.500%	11/15/32	5,031	4,047
	Kilroy Realty LP	2.650%	11/15/33	13,205	10,377
	Kimco Realty OP LLC	2.800%	10/1/26	7,533	7,383
	Kimco Realty OP LLC	3.800%	4/1/27	4,821	4,779
	Kimco Realty OP LLC	1.900%	3/1/28	12,205	11,547
	Kimco Realty OP LLC	2.250%	12/1/31	3,099	2,685
	Kimco Realty OP LLC	3.200%	4/1/32	4,424	4,031
	Kimco Realty OP LLC	4.600%	2/1/33	8,125	8,004
	Kimco Realty OP LLC	6.400%	3/1/34	7,617	8,287
	Kimco Realty OP LLC	4.850%	3/1/35	14,180	13,880
	Kimco Realty OP LLC	4.250%	4/1/45	2,100	1,731
	Kimco Realty OP LLC	4.125%	12/1/46	1,055	835
	Kimco Realty OP LLC	4.450%	9/1/47	6,160	5,130
	Kimco Realty OP LLC	3.700%	10/1/49	2,710	1,968
	Kite Realty Group LP	4.000%	10/1/26	8,855	8,776
	Kite Realty Group LP	4.950%	12/15/31	7,900	7,925
	Kite Realty Group LP	5.200%	8/15/32	3,025	3,051
	Kite Realty Group LP	5.500%	3/1/34	4,679	4,769
	Kite Realty Group Trust	4.750%	9/15/30	5,555	5,539
[6]	Ladder Capital Finance Holdings LLLP	5.500%	8/1/30	2,825	2,844
	LXP Industrial Trust	6.750%	11/15/28	3,945	4,175
	LXP Industrial Trust	2.700%	9/15/30	3,396	3,038
	LXP Industrial Trust	2.375%	10/1/31	6,920	5,858
	Mid-America Apartments LP	3.600%	6/1/27	11,165	11,050
	Mid-America Apartments LP	4.200%	6/15/28	5,280	5,272

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-America Apartments LP	3.950%	3/15/29	2,563	2,530
	Mid-America Apartments LP	2.750%	3/15/30	15,699	14,636
	Mid-America Apartments LP	1.700%	2/15/31	9,185	7,892
	Mid-America Apartments LP	5.300%	2/15/32	2,545	2,630
	Mid-America Apartments LP	4.950%	3/1/35	3,515	3,489
	National Health Investors Inc.	3.000%	2/1/31	5,884	5,224
	NNN REIT Inc.	3.600%	12/15/26	3,847	3,803
	NNN REIT Inc.	3.500%	10/15/27	13,638	13,404
	NNN REIT Inc.	4.300%	10/15/28	4,032	4,021
	NNN REIT Inc.	2.500%	4/15/30	5,037	4,593
[6]	NNN REIT Inc.	4.600%	2/15/31	5,750	5,720
	NNN REIT Inc.	5.600%	10/15/33	7,325	7,570
	NNN REIT Inc.	5.500%	6/15/34	6,560	6,721
	NNN REIT Inc.	4.800%	10/15/48	5,839	5,038
	NNN REIT Inc.	3.100%	4/15/50	11,193	7,130
	NNN REIT Inc.	3.500%	4/15/51	4,626	3,184
	NNN REIT Inc.	3.000%	4/15/52	7,288	4,491
	Omega Healthcare Investors Inc.	4.500%	4/1/27	11,100	11,126
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,160	9,208
	Omega Healthcare Investors Inc.	3.625%	10/1/29	6,445	6,137
	Omega Healthcare Investors Inc.	5.200%	7/1/30	6,385	6,423
	Omega Healthcare Investors Inc.	3.375%	2/1/31	23,830	21,791
	Omega Healthcare Investors Inc.	3.250%	4/15/33	6,749	5,821
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,840	6,822
	Piedmont Operating Partnership LP	9.250%	7/20/28	10,751	11,976
	Piedmont Operating Partnership LP	6.875%	7/15/29	8,455	8,906
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,015	3,599
	Piedmont Operating Partnership LP	2.750%	4/1/32	4,055	3,380
	Prologis LP	3.250%	10/1/26	4,205	4,155
	Prologis LP	2.125%	4/15/27	11,944	11,545
	Prologis LP	3.375%	12/15/27	7,936	7,800
	Prologis LP	4.875%	6/15/28	5,894	6,015
	Prologis LP	3.875%	9/15/28	7,868	7,793
	Prologis LP	4.000%	9/15/28	6,055	6,017
	Prologis LP	4.375%	2/1/29	9,180	9,240
	Prologis LP	2.875%	11/15/29	4,817	4,541
	Prologis LP	2.250%	4/15/30	25,016	22,745
	Prologis LP	1.750%	7/1/30	7,737	6,798
	Prologis LP	1.250%	10/15/30	6,212	5,311
	Prologis LP	1.750%	2/1/31	4,265	3,698
	Prologis LP	1.625%	3/15/31	13,461	11,495
	Prologis LP	2.250%	1/15/32	7,931	6,875
	Prologis LP	4.750%	6/15/33	6,756	6,728
	Prologis LP	5.125%	1/15/34	9,546	9,666
	Prologis LP	5.000%	3/15/34	15,006	15,039
	Prologis LP	5.000%	1/31/35	3,800	3,796
	Prologis LP	4.375%	9/15/48	3,914	3,251
	Prologis LP	3.050%	3/1/50	8,270	5,398
	Prologis LP	3.000%	4/15/50	13,508	8,770
	Prologis LP	2.125%	10/15/50	9,206	4,892
	Prologis LP	5.250%	6/15/53	9,657	9,068
	Prologis LP	5.250%	3/15/54	5,595	5,252
	Public Storage Operating Co.	1.500%	11/9/26	9,331	9,012
	Public Storage Operating Co.	3.094%	9/15/27	7,239	7,084
	Public Storage Operating Co.	5.125%	1/15/29	8,269	8,525
	Public Storage Operating Co.	3.385%	5/1/29	11,012	10,678
	Public Storage Operating Co.	4.375%	7/1/30	6,700	6,681
	Public Storage Operating Co.	2.300%	5/1/31	8,360	7,425
	Public Storage Operating Co.	2.250%	11/9/31	7,350	6,419
	Public Storage Operating Co.	5.100%	8/1/33	8,326	8,544
	Public Storage Operating Co.	5.000%	7/1/35	7,200	7,173
	Public Storage Operating Co.	5.350%	8/1/53	10,921	10,481
	Rayonier LP	2.750%	5/17/31	3,223	2,851
	Realty Income Corp.	4.450%	9/15/26	5,376	5,388
	Realty Income Corp.	4.125%	10/15/26	15,317	15,283
	Realty Income Corp.	3.000%	1/15/27	9,610	9,437
	Realty Income Corp.	3.200%	1/15/27	3,979	3,913
	Realty Income Corp.	3.950%	8/15/27	7,752	7,707
	Realty Income Corp.	3.400%	1/15/28	7,826	7,675
	Realty Income Corp.	3.650%	1/15/28	10,793	10,665

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.200%	6/15/28	4,030	3,807
	Realty Income Corp.	4.750%	2/15/29	3,868	3,916
	Realty Income Corp.	3.250%	6/15/29	11,005	10,558
	Realty Income Corp.	4.000%	7/15/29	7,609	7,511
	Realty Income Corp.	3.100%	12/15/29	17,710	16,796
	Realty Income Corp.	3.400%	1/15/30	6,860	6,568
	Realty Income Corp.	3.250%	1/15/31	21,415	20,054
	Realty Income Corp.	3.200%	2/15/31	5,648	5,247
	Realty Income Corp.	2.700%	2/15/32	5,405	4,764
	Realty Income Corp.	5.625%	10/13/32	5,388	5,636
	Realty Income Corp.	2.850%	12/15/32	8,208	7,186
	Realty Income Corp.	1.800%	3/15/33	8,745	7,054
	Realty Income Corp.	5.125%	2/15/34	14,665	14,835
	Realty Income Corp.	5.125%	4/15/35	2,415	2,418
	Realty Income Corp.	4.650%	3/15/47	12,559	10,926
	Realty Income Corp.	5.375%	9/1/54	3,725	3,572
	Regency Centers LP	3.600%	2/1/27	5,254	5,207
	Regency Centers LP	4.125%	3/15/28	3,880	3,870
	Regency Centers LP	2.950%	9/15/29	8,965	8,479
	Regency Centers LP	3.700%	6/15/30	8,465	8,181
	Regency Centers LP	5.250%	1/15/34	5,760	5,843
	Regency Centers LP	5.100%	1/15/35	5,985	5,997
	Regency Centers LP	4.400%	2/1/47	6,090	5,095
	Regency Centers LP	4.650%	3/15/49	3,910	3,383
	Rexford Industrial Realty LP	5.000%	6/15/28	3,420	3,451
	Rexford Industrial Realty LP	2.125%	12/1/30	5,555	4,837
	Rexford Industrial Realty LP	2.150%	9/1/31	5,771	4,946
	Sabra Health Care LP	5.125%	8/15/26	14,590	14,610
	Sabra Health Care LP	3.900%	10/15/29	17,356	16,535
	Sabra Health Care LP	3.200%	12/1/31	1,871	1,670
	Safehold GL Holdings LLC	2.800%	6/15/31	3,264	2,922
	Safehold GL Holdings LLC	2.850%	1/15/32	9,150	7,966
	Safehold GL Holdings LLC	6.100%	4/1/34	2,753	2,869
	Safehold GL Holdings LLC	5.650%	1/15/35	4,490	4,482
	Simon Property Group LP	3.250%	11/30/26	6,645	6,553
	Simon Property Group LP	1.375%	1/15/27	4,899	4,691
	Simon Property Group LP	3.375%	6/15/27	15,663	15,425
	Simon Property Group LP	3.375%	12/1/27	14,900	14,629
	Simon Property Group LP	1.750%	2/1/28	15,900	14,999
	Simon Property Group LP	2.450%	9/13/29	23,048	21,415
	Simon Property Group LP	2.650%	7/15/30	9,668	8,915
	Simon Property Group LP	2.200%	2/1/31	5,830	5,165
	Simon Property Group LP	2.250%	1/15/32	9,225	7,960
	Simon Property Group LP	2.650%	2/1/32	8,096	7,132
	Simon Property Group LP	6.250%	1/15/34	7,460	8,113
	Simon Property Group LP	4.750%	9/26/34	18,400	17,912
	Simon Property Group LP	6.750%	2/1/40	12,513	14,159
	Simon Property Group LP	4.750%	3/15/42	2,571	2,314
	Simon Property Group LP	4.250%	10/1/44	2,359	1,944
	Simon Property Group LP	4.250%	11/30/46	9,840	8,004
	Simon Property Group LP	3.250%	9/13/49	13,962	9,376
	Simon Property Group LP	3.800%	7/15/50	13,377	9,900
	Simon Property Group LP	5.850%	3/8/53	8,210	8,217
	Simon Property Group LP	6.650%	1/15/54	6,765	7,461
	Store Capital LLC	4.500%	3/15/28	6,080	6,018
	Store Capital LLC	4.625%	3/15/29	5,695	5,601
[8]	Store Capital LLC	5.400%	4/30/30	3,010	3,045
	Store Capital LLC	2.750%	11/18/30	3,438	3,032
	Sun Communities Operating LP	2.300%	11/1/28	3,045	2,848
	Sun Communities Operating LP	4.200%	4/15/32	16,180	15,362
	Tanger Properties LP	3.125%	9/1/26	6,160	6,046
	Tanger Properties LP	3.875%	7/15/27	3,320	3,274
	Tanger Properties LP	2.750%	9/1/31	5,380	4,720
[3]	UDR Inc.	2.950%	9/1/26	8,930	8,778
[3]	UDR Inc.	3.500%	7/1/27	3,668	3,617
[3]	UDR Inc.	3.500%	1/15/28	6,670	6,539
[3]	UDR Inc.	3.200%	1/15/30	3,135	2,968
	UDR Inc.	3.000%	8/15/31	8,000	7,288
[3]	UDR Inc.	2.100%	8/1/32	4,009	3,319
[3]	UDR Inc.	1.900%	3/15/33	7,953	6,357

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,182
	UDR Inc.	5.125%	9/1/34	3,560	3,525
	UDR Inc.	3.100%	11/1/34	4,905	4,137
	Ventas Realty LP	3.250%	10/15/26	3,215	3,166
	Ventas Realty LP	3.850%	4/1/27	6,302	6,247
	Ventas Realty LP	4.000%	3/1/28	15,718	15,574
	Ventas Realty LP	4.400%	1/15/29	6,834	6,817
	Ventas Realty LP	3.000%	1/15/30	8,375	7,854
	Ventas Realty LP	4.750%	11/15/30	7,149	7,179
	Ventas Realty LP	5.100%	7/15/32	5,850	5,917
	Ventas Realty LP	5.625%	7/1/34	3,174	3,268
	Ventas Realty LP	5.000%	1/15/35	9,045	8,890
	Ventas Realty LP	5.700%	9/30/43	4,684	4,564
	Ventas Realty LP	4.375%	2/1/45	5,080	4,153
	Ventas Realty LP	4.875%	4/15/49	6,992	5,994
	VICI Properties LP	4.750%	2/15/28	9,165	9,219
	VICI Properties LP	4.950%	2/15/30	13,300	13,377
	VICI Properties LP	5.125%	11/15/31	13,390	13,402
	VICI Properties LP	5.125%	5/15/32	19,712	19,644
	VICI Properties LP	5.750%	4/1/34	13,125	13,412
	VICI Properties LP	5.625%	4/1/35	7,830	7,893
	VICI Properties LP	5.625%	5/15/52	21,020	19,356
	Welltower OP LLC	2.700%	2/15/27	18,667	18,249
	Welltower OP LLC	4.250%	4/15/28	9,180	9,195
	Welltower OP LLC	4.125%	3/15/29	18,024	17,915
	Welltower OP LLC	3.100%	1/15/30	13,617	12,894
	Welltower OP LLC	4.500%	7/1/30	5,175	5,198
	Welltower OP LLC	2.750%	1/15/31	17,030	15,565
	Welltower OP LLC	2.750%	1/15/32	5,450	4,866
	Welltower OP LLC	3.850%	6/15/32	6,027	5,709
	Welltower OP LLC	5.125%	7/1/35	6,275	6,296
	Welltower OP LLC	6.500%	3/15/41	5,252	5,793
	Welltower OP LLC	5.125%	3/15/43	675	624
	Welltower OP LLC	4.950%	9/1/48	4,342	3,985
	Weyerhaeuser Co.	4.000%	11/15/29	4,576	4,495
	Weyerhaeuser Co.	4.000%	4/15/30	13,140	12,812
	Weyerhaeuser Co.	7.375%	3/15/32	6,734	7,605
	Weyerhaeuser Co.	3.375%	3/9/33	7,082	6,335
	Weyerhaeuser Co.	4.000%	3/9/52	4,537	3,406
	WP Carey Inc.	4.250%	10/1/26	4,637	4,626
	WP Carey Inc.	3.850%	7/15/29	5,511	5,365
	WP Carey Inc.	2.250%	4/1/33	14,705	11,978
					3,445,724
Technology (2.2%)
	Accenture Capital Inc.	3.900%	10/4/27	14,475	14,435
	Accenture Capital Inc.	4.050%	10/4/29	14,280	14,186
	Accenture Capital Inc.	4.250%	10/4/31	29,515	29,211
	Accenture Capital Inc.	4.500%	10/4/34	18,670	18,163
	Adobe Inc.	2.150%	2/1/27	13,845	13,461
	Adobe Inc.	4.850%	4/4/27	8,500	8,625
	Adobe Inc.	4.750%	1/17/28	6,750	6,871
	Adobe Inc.	4.950%	1/17/30	8,485	8,764
	Adobe Inc.	2.300%	2/1/30	17,051	15,723
	Adobe Inc.	5.300%	1/17/35	7,750	8,104
	Advanced Micro Devices Inc.	4.319%	3/24/28	5,655	5,698
	Advanced Micro Devices Inc.	4.393%	6/1/52	4,603	3,851
	Amdocs Ltd.	2.538%	6/15/30	8,333	7,543
	Analog Devices Inc.	3.500%	12/5/26	7,503	7,440
	Analog Devices Inc.	3.450%	6/15/27	8,218	8,136
	Analog Devices Inc.	4.250%	6/15/28	10,850	10,900
	Analog Devices Inc.	1.700%	10/1/28	16,990	15,747
	Analog Devices Inc.	4.500%	6/15/30	11,525	11,615
	Analog Devices Inc.	2.100%	10/1/31	15,791	13,799
	Analog Devices Inc.	2.800%	10/1/41	19,861	14,451
	Analog Devices Inc.	2.950%	10/1/51	18,250	11,856
	Apple Inc.	2.450%	8/4/26	50,668	49,809
	Apple Inc.	2.050%	9/11/26	21,089	20,604
	Apple Inc.	3.350%	2/9/27	786	778
	Apple Inc.	3.200%	5/11/27	54,102	53,422

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.900%	9/12/27	41,507	40,626
	Apple Inc.	3.000%	11/13/27	19,174	18,811
	Apple Inc.	1.200%	2/8/28	34,151	31,880
	Apple Inc.	4.000%	5/10/28	36,925	37,048
	Apple Inc.	4.000%	5/12/28	13,615	13,643
	Apple Inc.	1.400%	8/5/28	15,099	13,992
	Apple Inc.	3.250%	8/8/29	2,250	2,186
	Apple Inc.	2.200%	9/11/29	31,987	29,693
	Apple Inc.	4.150%	5/10/30	3,727	3,765
	Apple Inc.	1.650%	5/11/30	26,203	23,337
	Apple Inc.	4.200%	5/12/30	9,415	9,458
	Apple Inc.	1.250%	8/20/30	25,331	21,978
	Apple Inc.	1.650%	2/8/31	38,571	33,680
	Apple Inc.	1.700%	8/5/31	10,263	8,922
	Apple Inc.	4.500%	5/12/32	7,520	7,614
	Apple Inc.	3.350%	8/8/32	17,057	16,091
	Apple Inc.	4.750%	5/12/35	8,390	8,457
	Apple Inc.	4.500%	2/23/36	9,770	9,735
	Apple Inc.	2.375%	2/8/41	29,589	20,666
	Apple Inc.	3.850%	5/4/43	33,548	28,074
	Apple Inc.	4.450%	5/6/44	3,738	3,420
	Apple Inc.	3.450%	2/9/45	35,879	27,833
	Apple Inc.	4.375%	5/13/45	29,998	26,522
	Apple Inc.	4.650%	2/23/46	87,166	79,701
	Apple Inc.	3.850%	8/4/46	34,529	27,953
	Apple Inc.	3.750%	9/12/47	19,854	15,651
	Apple Inc.	3.750%	11/13/47	17,059	13,446
	Apple Inc.	2.950%	9/11/49	12,176	8,175
	Apple Inc.	2.650%	5/11/50	32,465	20,341
	Apple Inc.	2.400%	8/20/50	32,460	19,216
	Apple Inc.	2.650%	2/8/51	42,679	26,513
	Apple Inc.	2.700%	8/5/51	24,922	15,594
	Apple Inc.	3.950%	8/8/52	16,380	13,043
	Apple Inc.	2.550%	8/20/60	10,120	5,832
	Apple Inc.	2.800%	2/8/61	32,614	19,303
	Apple Inc.	2.850%	8/5/61	21,967	13,152
	Applied Materials Inc.	3.300%	4/1/27	15,526	15,335
	Applied Materials Inc.	1.750%	6/1/30	10,150	9,020
	Applied Materials Inc.	5.100%	10/1/35	12,148	12,504
	Applied Materials Inc.	5.850%	6/15/41	9,476	10,019
	Applied Materials Inc.	4.350%	4/1/47	11,454	9,810
	Applied Materials Inc.	2.750%	6/1/50	11,780	7,363
	Arrow Electronics Inc.	3.875%	1/12/28	8,155	7,999
	Arrow Electronics Inc.	2.950%	2/15/32	6,931	6,096
	Arrow Electronics Inc.	5.875%	4/10/34	7,505	7,747
	Atlassian Corp.	5.250%	5/15/29	9,776	10,035
	Atlassian Corp.	5.500%	5/15/34	10,205	10,470
	Autodesk Inc.	3.500%	6/15/27	9,530	9,413
	Autodesk Inc.	2.850%	1/15/30	8,100	7,577
	Autodesk Inc.	2.400%	12/15/31	14,860	13,038
	Automatic Data Processing Inc.	1.700%	5/15/28	20,099	18,903
	Automatic Data Processing Inc.	1.250%	9/1/30	13,310	11,524
	Automatic Data Processing Inc.	4.750%	5/8/32	12,390	12,571
	Automatic Data Processing Inc.	4.450%	9/9/34	6,035	5,910
	Avnet Inc.	6.250%	3/15/28	6,555	6,811
	Avnet Inc.	3.000%	5/15/31	3,937	3,522
	Block Financial LLC	2.500%	7/15/28	7,527	7,095
	Block Financial LLC	3.875%	8/15/30	9,746	9,266
	Booz Allen Hamilton Inc.	5.950%	8/4/33	10,685	10,955
	Broadcom Corp.	3.875%	1/15/27	57,961	57,600
	Broadcom Inc.	3.459%	9/15/26	28,117	27,853
	Broadcom Inc.	5.050%	7/12/27	13,917	14,124
[8]	Broadcom Inc.	1.950%	2/15/28	11,465	10,814
	Broadcom Inc.	4.150%	2/15/28	6,980	6,961
	Broadcom Inc.	4.800%	4/15/28	18,805	19,078
	Broadcom Inc.	4.110%	9/15/28	24,115	24,015
[8]	Broadcom Inc.	4.000%	4/15/29	5,235	5,165
	Broadcom Inc.	4.750%	4/15/29	71,053	71,968
	Broadcom Inc.	5.050%	7/12/29	41,050	42,037
	Broadcom Inc.	4.350%	2/15/30	10,430	10,392

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.000%	4/15/30	12,550	12,823
	Broadcom Inc.	5.050%	4/15/30	33,330	34,131
	Broadcom Inc.	4.150%	11/15/30	20,664	20,331
[8]	Broadcom Inc.	2.450%	2/15/31	76,919	68,779
	Broadcom Inc.	5.150%	11/15/31	13,716	14,109
[3]	Broadcom Inc.	4.550%	2/15/32	11,690	11,582
[8]	Broadcom Inc.	4.150%	4/15/32	16,832	16,207
	Broadcom Inc.	5.200%	4/15/32	14,905	15,321
	Broadcom Inc.	4.300%	11/15/32	29,050	28,156
[8]	Broadcom Inc.	2.600%	2/15/33	18,794	16,079
[8]	Broadcom Inc.	3.419%	4/15/33	7,228	6,547
[8]	Broadcom Inc.	3.469%	4/15/34	56,458	50,360
[8]	Broadcom Inc.	3.137%	11/15/35	50,052	42,220
[8]	Broadcom Inc.	3.187%	11/15/36	30,494	25,277
[8]	Broadcom Inc.	4.926%	5/15/37	32,782	31,797
[8]	Broadcom Inc.	3.500%	2/15/41	27,327	21,620
[8]	Broadcom Inc.	3.750%	2/15/51	13,395	10,015
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	11,385	10,670
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	13,204	11,768
	Cadence Design Systems Inc.	4.200%	9/10/27	4,370	4,378
	Cadence Design Systems Inc.	4.300%	9/10/29	20,175	20,191
	Cadence Design Systems Inc.	4.700%	9/10/34	32,430	32,031
	CDW LLC	2.670%	12/1/26	9,505	9,269
	CDW LLC	4.250%	4/1/28	11,327	11,234
	CDW LLC	3.250%	2/15/29	8,630	8,180
	CDW LLC	5.100%	3/1/30	4,463	4,502
	CDW LLC	3.569%	12/1/31	1,636	1,508
	CDW LLC	5.550%	8/22/34	6,118	6,146
	CGI Inc.	1.450%	9/14/26	14,001	13,526
[8]	CGI Inc.	4.950%	3/14/30	9,900	10,003
	CGI Inc.	2.300%	9/14/31	5,505	4,769
	Cintas Corp. No. 2	3.700%	4/1/27	6,104	6,059
	Cintas Corp. No. 2	4.200%	5/1/28	7,325	7,344
	Cintas Corp. No. 2	4.000%	5/1/32	8,765	8,464
	Cisco Systems Inc.	2.500%	9/20/26	8,871	8,716
	Cisco Systems Inc.	4.800%	2/26/27	19,727	19,970
	Cisco Systems Inc.	4.550%	2/24/28	8,970	9,091
	Cisco Systems Inc.	4.850%	2/26/29	109,734	112,425
	Cisco Systems Inc.	4.750%	2/24/30	13,882	14,190
	Cisco Systems Inc.	4.950%	2/26/31	57,567	59,209
	Cisco Systems Inc.	4.950%	2/24/32	28,402	29,101
	Cisco Systems Inc.	5.050%	2/26/34	43,888	44,922
	Cisco Systems Inc.	5.100%	2/24/35	24,148	24,716
	Cisco Systems Inc.	5.900%	2/15/39	27,863	29,991
	Cisco Systems Inc.	5.500%	1/15/40	26,243	27,095
	Cisco Systems Inc.	5.300%	2/26/54	16,785	16,268
	Cisco Systems Inc.	5.500%	2/24/55	7,170	7,148
	Cisco Systems Inc.	5.350%	2/26/64	12,921	12,462
	Concentrix Corp.	6.650%	8/2/26	10,475	10,665
	Concentrix Corp.	6.600%	8/2/28	9,151	9,604
	Corning Inc.	4.700%	3/15/37	3,911	3,773
	Corning Inc.	5.750%	8/15/40	7,864	7,961
	Corning Inc.	4.750%	3/15/42	12,570	11,262
	Corning Inc.	5.350%	11/15/48	9,481	8,920
	Corning Inc.	3.900%	11/15/49	5,775	4,382
	Corning Inc.	4.375%	11/15/57	5,887	4,710
	Corning Inc.	5.850%	11/15/68	4,805	4,640
	Corning Inc.	5.450%	11/15/79	15,296	13,964
	Dell Inc.	7.100%	4/15/28	3,617	3,864
	Dell Inc.	6.500%	4/15/38	7,633	8,148
	Dell International LLC	4.900%	10/1/26	27,902	28,032
	Dell International LLC	6.100%	7/15/27	6,394	6,608
	Dell International LLC	5.250%	2/1/28	14,830	15,188
	Dell International LLC	4.750%	4/1/28	6,034	6,106
	Dell International LLC	5.300%	10/1/29	2,554	2,628
	Dell International LLC	4.350%	2/1/30	5,960	5,910
	Dell International LLC	5.000%	4/1/30	3,873	3,935
	Dell International LLC	6.200%	7/15/30	7,305	7,812
	Dell International LLC	5.300%	4/1/32	26,647	27,210
	Dell International LLC	5.750%	2/1/33	11,305	11,854

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell International LLC	4.850%	2/1/35	27,252	26,291
Dell International LLC	5.500%	4/1/35	14,723	14,872
Dell International LLC	8.100%	7/15/36	16,450	19,804
Dell International LLC	3.375%	12/15/41	13,325	9,955
Dell International LLC	8.350%	7/15/46	8,206	10,438
Dell International LLC	3.450%	12/15/51	8,390	5,760
DXC Technology Co.	1.800%	9/15/26	12,981	12,543
DXC Technology Co.	2.375%	9/15/28	8,883	8,262
Equifax Inc.	5.100%	12/15/27	3,405	3,459
Equifax Inc.	5.100%	6/1/28	22,222	22,650
Equifax Inc.	4.800%	9/15/29	4,995	5,038
Equifax Inc.	3.100%	5/15/30	10,801	10,101
Equifax Inc.	2.350%	9/15/31	19,740	17,211
Fidelity National Information Services Inc.	1.650%	3/1/28	7,040	6,569
Fidelity National Information Services Inc.	3.750%	5/21/29	8,514	8,278
Fidelity National Information Services Inc.	2.250%	3/1/31	21,421	18,811
Fidelity National Information Services Inc.	3.100%	3/1/41	10,911	8,020
Fidelity National Information Services Inc.	4.500%	8/15/46	2,122	1,738
Fiserv Inc.	3.200%	7/1/26	26,331	26,035
Fiserv Inc.	2.250%	6/1/27	13,388	12,897
Fiserv Inc.	4.200%	10/1/28	13,950	13,878
Fiserv Inc.	3.500%	7/1/29	58,139	55,981
Fiserv Inc.	4.750%	3/15/30	14,120	14,228
Fiserv Inc.	2.650%	6/1/30	15,049	13,792
Fiserv Inc.	5.625%	8/21/33	8,925	9,268
Fiserv Inc.	5.450%	3/15/34	15,759	16,115
Fiserv Inc.	5.150%	8/12/34	15,085	15,120
Fiserv Inc.	4.400%	7/1/49	31,774	26,014
Flex Ltd.	4.875%	6/15/29	11,680	11,757
Flex Ltd.	4.875%	5/12/30	5,136	5,156
Flex Ltd.	5.250%	1/15/32	9,175	9,275
Fortinet Inc.	2.200%	3/15/31	7,695	6,777
Genpact Luxembourg Sarl	6.000%	6/4/29	5,860	6,074
Global Payments Inc.	2.150%	1/15/27	12,552	12,146
Global Payments Inc.	4.950%	8/15/27	4,732	4,787
Global Payments Inc.	4.450%	6/1/28	13,259	13,245
Global Payments Inc.	3.200%	8/15/29	3,793	3,586
Global Payments Inc.	2.900%	5/15/30	15,650	14,398
Global Payments Inc.	2.900%	11/15/31	13,235	11,706
Global Payments Inc.	5.400%	8/15/32	12,990	13,252
Global Payments Inc.	4.150%	8/15/49	11,111	8,234
Global Payments Inc.	5.950%	8/15/52	10,892	10,480
Hewlett Packard Enterprise Co.	4.450%	9/25/26	16,781	16,809
Hewlett Packard Enterprise Co.	4.400%	9/25/27	8,128	8,137
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,900	15,275
Hewlett Packard Enterprise Co.	4.550%	10/15/29	32,127	31,969
Hewlett Packard Enterprise Co.	4.850%	10/15/31	21,946	21,854
Hewlett Packard Enterprise Co.	5.000%	10/15/34	39,137	37,973
Hewlett Packard Enterprise Co.	6.350%	10/15/45	14,013	14,371
Hewlett Packard Enterprise Co.	5.600%	10/15/54	25,806	23,813
HP Inc.	3.000%	6/17/27	21,161	20,655
HP Inc.	4.750%	1/15/28	11,130	11,259
HP Inc.	4.000%	4/15/29	8,630	8,445
HP Inc.	5.400%	4/25/30	13,850	14,223
HP Inc.	3.400%	6/17/30	9,146	8,593
HP Inc.	2.650%	6/17/31	12,224	10,798
HP Inc.	4.200%	4/15/32	8,967	8,568
HP Inc.	6.100%	4/25/35	19,830	20,524
HP Inc.	6.000%	9/15/41	10,731	10,821
Hubbell Inc.	3.150%	8/15/27	3,920	3,826
Hubbell Inc.	3.500%	2/15/28	12,730	12,479
Hubbell Inc.	2.300%	3/15/31	3,950	3,501
IBM International Capital Pte. Ltd.	5.300%	2/5/54	10,565	9,870
Intel Corp.	3.750%	3/25/27	15,173	15,018
Intel Corp.	3.150%	5/11/27	600	588
Intel Corp.	3.750%	8/5/27	10,623	10,482
Intel Corp.	4.875%	2/10/28	20,397	20,663
Intel Corp.	1.600%	8/12/28	13,596	12,489
Intel Corp.	2.450%	11/15/29	55,595	50,833
Intel Corp.	5.125%	2/10/30	12,665	12,947

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.900%	3/25/30	28,837	27,954
	Intel Corp.	2.000%	8/12/31	8,042	6,910
	Intel Corp.	4.150%	8/5/32	15,184	14,398
	Intel Corp.	4.000%	12/15/32	15,538	14,558
	Intel Corp.	5.200%	2/10/33	37,943	38,263
	Intel Corp.	4.600%	3/25/40	6,677	5,865
	Intel Corp.	2.800%	8/12/41	15,167	10,187
	Intel Corp.	4.800%	10/1/41	16,066	14,018
	Intel Corp.	4.250%	12/15/42	22,986	18,453
	Intel Corp.	4.900%	7/29/45	17,188	14,612
	Intel Corp.	4.100%	5/19/46	21,672	16,270
	Intel Corp.	4.100%	5/11/47	1,690	1,267
	Intel Corp.	3.734%	12/8/47	22,302	15,705
	Intel Corp.	3.250%	11/15/49	28,019	17,729
	Intel Corp.	4.750%	3/25/50	29,908	24,374
	Intel Corp.	3.050%	8/12/51	17,138	10,182
	Intel Corp.	4.900%	8/5/52	29,137	24,082
	Intel Corp.	5.700%	2/10/53	37,312	34,691
	Intel Corp.	3.100%	2/15/60	16,910	9,467
	Intel Corp.	3.200%	8/12/61	13,201	7,488
	Intel Corp.	5.050%	8/5/62	14,300	11,638
	Intel Corp.	5.900%	2/10/63	17,995	16,915
	International Business Machines Corp.	3.300%	1/27/27	752	742
	International Business Machines Corp.	1.700%	5/15/27	11,185	10,695
	International Business Machines Corp.	6.220%	8/1/27	5,755	5,991
	International Business Machines Corp.	6.500%	1/15/28	3,945	4,173
	International Business Machines Corp.	4.500%	2/6/28	20,325	20,508
	International Business Machines Corp.	3.500%	5/15/29	35,947	34,933
	International Business Machines Corp.	1.950%	5/15/30	39,215	34,979
	International Business Machines Corp.	5.875%	11/29/32	6,051	6,525
	International Business Machines Corp.	4.750%	2/6/33	15,040	15,101
[3]	International Business Machines Corp.	5.200%	2/10/35	11,700	11,869
	International Business Machines Corp.	4.150%	5/15/39	10,825	9,535
	International Business Machines Corp.	2.850%	5/15/40	11,094	8,190
	International Business Machines Corp.	4.000%	6/20/42	16,675	13,810
	International Business Machines Corp.	4.250%	5/15/49	38,160	30,743
	International Business Machines Corp.	2.950%	5/15/50	6,545	4,166
	International Business Machines Corp.	4.900%	7/27/52	5,107	4,525
	International Business Machines Corp.	5.100%	2/6/53	17,365	15,806
[3]	International Business Machines Corp.	5.700%	2/10/55	20,223	19,998
	Intuit Inc.	1.350%	7/15/27	8,334	7,901
	Intuit Inc.	1.650%	7/15/30	9,828	8,681
	Intuit Inc.	5.200%	9/15/33	13,506	13,978
	Intuit Inc.	5.500%	9/15/53	8,785	8,715
	Jabil Inc.	3.950%	1/12/28	8,760	8,669
	Jabil Inc.	3.600%	1/15/30	9,595	9,171
	Jabil Inc.	3.000%	1/15/31	9,774	8,914
	Juniper Networks Inc.	3.750%	8/15/29	10,418	10,126
	Juniper Networks Inc.	2.000%	12/10/30	5,300	4,609
	Juniper Networks Inc.	5.950%	3/15/41	5,785	5,757
	KLA Corp.	4.100%	3/15/29	15,136	15,119
	KLA Corp.	4.650%	7/15/32	2,300	2,313
	KLA Corp.	5.000%	3/15/49	7,831	7,250
	KLA Corp.	3.300%	3/1/50	16,154	11,198
	KLA Corp.	4.950%	7/15/52	18,208	16,572
	KLA Corp.	5.250%	7/15/62	12,478	11,686
	Kyndryl Holdings Inc.	2.050%	10/15/26	6,585	6,381
	Kyndryl Holdings Inc.	2.700%	10/15/28	5,263	4,971
	Kyndryl Holdings Inc.	3.150%	10/15/31	10,577	9,549
	Kyndryl Holdings Inc.	4.100%	10/15/41	7,965	6,334
	Lam Research Corp.	4.000%	3/15/29	12,662	12,577
	Lam Research Corp.	1.900%	6/15/30	16,041	14,317
	Lam Research Corp.	4.875%	3/15/49	12,126	11,049
	Lam Research Corp.	2.875%	6/15/50	22,594	14,578
	Lam Research Corp.	3.125%	6/15/60	7,320	4,562
	Leidos Inc.	4.375%	5/15/30	2,455	2,421
	Leidos Inc.	2.300%	2/15/31	16,230	14,208
	Leidos Inc.	5.750%	3/15/33	6,182	6,449
	Leidos Inc.	5.500%	3/15/35	5,166	5,245
	Marvell Technology Inc.	2.450%	4/15/28	9,561	9,087

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Marvell Technology Inc.	4.875%	6/22/28	8,952	9,061
	Marvell Technology Inc.	4.750%	7/15/30	3,825	3,842
	Marvell Technology Inc.	5.450%	7/15/35	4,675	4,709
	Microchip Technology Inc.	4.900%	3/15/28	11,200	11,331
	Microchip Technology Inc.	5.050%	3/15/29	50,400	51,182
	Microchip Technology Inc.	5.050%	2/15/30	7,700	7,812
	Micron Technology Inc.	5.375%	4/15/28	10,640	10,930
	Micron Technology Inc.	5.327%	2/6/29	7,985	8,174
	Micron Technology Inc.	6.750%	11/1/29	21,887	23,661
	Micron Technology Inc.	4.663%	2/15/30	11,770	11,768
	Micron Technology Inc.	5.300%	1/15/31	3,000	3,071
	Micron Technology Inc.	2.703%	4/15/32	13,115	11,402
	Micron Technology Inc.	5.875%	2/9/33	12,374	12,901
	Micron Technology Inc.	5.800%	1/15/35	29,405	30,378
	Micron Technology Inc.	6.050%	11/1/35	15,000	15,689
	Micron Technology Inc.	3.366%	11/1/41	6,850	5,036
	Micron Technology Inc.	3.477%	11/1/51	6,407	4,358
	Microsoft Corp.	2.400%	8/8/26	51,454	50,590
	Microsoft Corp.	3.400%	9/15/26	14,766	14,673
	Microsoft Corp.	3.300%	2/6/27	56,869	56,305
	Microsoft Corp.	3.400%	6/15/27	5,061	5,029
	Microsoft Corp.	1.350%	9/15/30	9,889	8,656
	Microsoft Corp.	3.500%	2/12/35	15,802	14,763
	Microsoft Corp.	4.200%	11/3/35	3,758	3,706
	Microsoft Corp.	3.450%	8/8/36	39,253	35,250
	Microsoft Corp.	4.100%	2/6/37	12,664	12,097
	Microsoft Corp.	5.200%	6/1/39	2,785	2,917
	Microsoft Corp.	3.750%	2/12/45	2,190	1,831
	Microsoft Corp.	3.700%	8/8/46	56,851	45,769
	Microsoft Corp.	4.500%	6/15/47	6,009	5,444
	Microsoft Corp.	2.525%	6/1/50	118,598	73,320
	Microsoft Corp.	2.500%	9/15/50	23,662	14,516
	Microsoft Corp.	2.921%	3/17/52	80,267	53,251
	Microsoft Corp.	3.950%	8/8/56	3,767	3,000
	Microsoft Corp.	2.675%	6/1/60	72,194	42,652
	Microsoft Corp.	3.041%	3/17/62	20,390	13,086
	Moody's Corp.	3.250%	1/15/28	4,999	4,895
	Moody's Corp.	4.250%	2/1/29	6,377	6,378
	Moody's Corp.	2.000%	8/19/31	33,905	29,424
	Moody's Corp.	2.750%	8/19/41	11,785	8,306
	Moody's Corp.	5.250%	7/15/44	10,809	10,297
	Moody's Corp.	4.875%	12/17/48	4,313	3,848
	Moody's Corp.	3.250%	5/20/50	4,755	3,201
	Moody's Corp.	3.750%	2/25/52	8,202	6,097
	Moody's Corp.	3.100%	11/29/61	6,628	4,104
	Motorola Solutions Inc.	4.600%	2/23/28	13,730	13,826
	Motorola Solutions Inc.	4.600%	5/23/29	8,383	8,428
	Motorola Solutions Inc.	4.850%	8/15/30	7,750	7,836
	Motorola Solutions Inc.	2.300%	11/15/30	5,875	5,221
	Motorola Solutions Inc.	2.750%	5/24/31	9,175	8,243
	Motorola Solutions Inc.	5.200%	8/15/32	3,075	3,127
	Motorola Solutions Inc.	5.550%	8/15/35	11,625	11,855
	Motorola Solutions Inc.	5.500%	9/1/44	7,480	7,318
	NetApp Inc.	2.375%	6/22/27	7,077	6,805
	NetApp Inc.	2.700%	6/22/30	22,850	20,870
	NetApp Inc.	5.500%	3/17/32	11,098	11,447
	NetApp Inc.	5.700%	3/17/35	9,785	10,051
	Nokia OYJ	4.375%	6/12/27	435	433
	Nokia OYJ	6.625%	5/15/39	7,424	7,700
	Nordson Corp.	5.600%	9/15/28	3,840	3,960
	Nordson Corp.	4.500%	12/15/29	9,298	9,302
	Nordson Corp.	5.800%	9/15/33	6,436	6,807
	NVIDIA Corp.	3.200%	9/16/26	22,817	22,611
	NVIDIA Corp.	1.550%	6/15/28	19,068	17,839
	NVIDIA Corp.	2.850%	4/1/30	6,459	6,125
	NVIDIA Corp.	2.000%	6/15/31	18,832	16,707
	NVIDIA Corp.	3.500%	4/1/40	22,798	19,199
	NVIDIA Corp.	3.500%	4/1/50	53,010	39,634
	NVIDIA Corp.	3.700%	4/1/60	9,788	7,194
	NXP BV	3.150%	5/1/27	8,940	8,754

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	4.400%	6/1/27	385	386
	NXP BV	5.550%	12/1/28	7,536	7,781
	NXP BV	4.300%	6/18/29	20,683	20,487
	NXP BV	3.400%	5/1/30	18,972	17,962
	NXP BV	2.500%	5/11/31	18,096	15,972
	NXP BV	2.650%	2/15/32	11,142	9,689
	NXP BV	3.250%	5/11/41	13,127	9,650
	Oracle Corp.	2.650%	7/15/26	64,051	62,888
	Oracle Corp.	2.800%	4/1/27	40,280	39,260
	Oracle Corp.	2.300%	3/25/28	15,994	15,185
	Oracle Corp.	4.500%	5/6/28	6,949	6,987
	Oracle Corp.	4.800%	8/3/28	5,425	5,513
[3]	Oracle Corp.	4.200%	9/27/29	26,906	26,710
	Oracle Corp.	6.150%	11/9/29	9,995	10,665
	Oracle Corp.	2.950%	4/1/30	44,615	41,638
	Oracle Corp.	4.650%	5/6/30	8,755	8,839
	Oracle Corp.	3.250%	5/15/30	5,692	5,375
	Oracle Corp.	2.875%	3/25/31	93,128	84,905
	Oracle Corp.	5.250%	2/3/32	23,486	24,096
	Oracle Corp.	4.900%	2/6/33	9,625	9,648
	Oracle Corp.	4.300%	7/8/34	19,258	18,271
	Oracle Corp.	4.700%	9/27/34	17,923	17,404
	Oracle Corp.	3.900%	5/15/35	13,097	11,810
	Oracle Corp.	5.500%	8/3/35	33,304	34,044
	Oracle Corp.	3.850%	7/15/36	14,412	12,670
	Oracle Corp.	3.800%	11/15/37	28,410	24,301
	Oracle Corp.	6.500%	4/15/38	3,537	3,845
	Oracle Corp.	6.125%	7/8/39	8,934	9,388
	Oracle Corp.	3.600%	4/1/40	47,178	37,759
	Oracle Corp.	5.375%	7/15/40	50,121	48,931
	Oracle Corp.	3.650%	3/25/41	39,703	31,251
	Oracle Corp.	4.500%	7/8/44	14,483	12,203
	Oracle Corp.	4.125%	5/15/45	28,070	22,304
	Oracle Corp.	4.000%	7/15/46	35,942	27,717
	Oracle Corp.	4.000%	11/15/47	31,486	24,090
	Oracle Corp.	3.600%	4/1/50	73,262	51,200
	Oracle Corp.	3.950%	3/25/51	28,309	20,887
	Oracle Corp.	6.900%	11/9/52	21,678	24,105
	Oracle Corp.	5.550%	2/6/53	47,490	44,600
	Oracle Corp.	5.375%	9/27/54	14,664	13,387
	Oracle Corp.	6.000%	8/3/55	27,183	27,141
	Oracle Corp.	3.850%	4/1/60	44,085	30,379
	Oracle Corp.	4.100%	3/25/61	19,509	14,075
	Oracle Corp.	5.500%	9/27/64	11,382	10,353
	Oracle Corp.	6.125%	8/3/65	31,801	31,807
	Paychex Inc.	5.100%	4/15/30	15,503	15,875
	Paychex Inc.	5.350%	4/15/32	23,500	24,124
	Paychex Inc.	5.600%	4/15/35	16,400	16,951
	PayPal Holdings Inc.	2.650%	10/1/26	25,745	25,282
	PayPal Holdings Inc.	4.450%	3/6/28	4,888	4,929
	PayPal Holdings Inc.	2.850%	10/1/29	24,283	22,920
	PayPal Holdings Inc.	2.300%	6/1/30	14,617	13,302
	PayPal Holdings Inc.	5.150%	6/1/34	15,780	16,009
	PayPal Holdings Inc.	5.100%	4/1/35	5,053	5,070
	PayPal Holdings Inc.	3.250%	6/1/50	23,656	16,092
	PayPal Holdings Inc.	5.050%	6/1/52	6,372	5,875
	PayPal Holdings Inc.	5.500%	6/1/54	12,137	11,880
	PayPal Holdings Inc.	5.250%	6/1/62	16,133	14,788
	Qorvo Inc.	4.375%	10/15/29	11,312	10,998
	QUALCOMM Inc.	3.250%	5/20/27	25,694	25,377
	QUALCOMM Inc.	1.300%	5/20/28	23,097	21,464
	QUALCOMM Inc.	2.150%	5/20/30	8,404	7,644
	QUALCOMM Inc.	1.650%	5/20/32	28,562	23,747
	QUALCOMM Inc.	4.750%	5/20/32	2,835	2,870
	QUALCOMM Inc.	5.400%	5/20/33	11,243	11,853
	QUALCOMM Inc.	4.800%	5/20/45	18,764	17,096
	QUALCOMM Inc.	4.300%	5/20/47	20,958	17,574
	QUALCOMM Inc.	3.250%	5/20/50	11,011	7,576
	QUALCOMM Inc.	4.500%	5/20/52	4,414	3,734
	QUALCOMM Inc.	6.000%	5/20/53	15,536	16,338

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	4.750%	8/9/27	14,795	14,920
	Quanta Services Inc.	2.900%	10/1/30	15,705	14,489
	Quanta Services Inc.	5.250%	8/9/34	9,865	9,984
	Quanta Services Inc.	3.050%	10/1/41	6,776	4,848
	RELX Capital Inc.	4.000%	3/18/29	5,886	5,842
	RELX Capital Inc.	4.750%	3/27/30	3,120	3,162
	RELX Capital Inc.	3.000%	5/22/30	10,183	9,596
	RELX Capital Inc.	4.750%	5/20/32	7,460	7,508
	RELX Capital Inc.	5.250%	3/27/35	3,146	3,216
	Roper Technologies Inc.	3.800%	12/15/26	12,919	12,817
	Roper Technologies Inc.	1.400%	9/15/27	10,495	9,876
	Roper Technologies Inc.	4.200%	9/15/28	14,399	14,361
	Roper Technologies Inc.	2.950%	9/15/29	14,525	13,720
	Roper Technologies Inc.	4.500%	10/15/29	6,060	6,071
	Roper Technologies Inc.	2.000%	6/30/30	11,290	10,035
	Roper Technologies Inc.	4.750%	2/15/32	9,165	9,183
	Roper Technologies Inc.	4.900%	10/15/34	11,512	11,362
	S&P Global Inc.	2.950%	1/22/27	4,150	4,080
	S&P Global Inc.	2.450%	3/1/27	11,486	11,178
	S&P Global Inc.	4.750%	8/1/28	10,870	11,024
	S&P Global Inc.	2.700%	3/1/29	14,157	13,420
	S&P Global Inc.	2.500%	12/1/29	11,573	10,765
	S&P Global Inc.	1.250%	8/15/30	10,469	9,015
	S&P Global Inc.	2.900%	3/1/32	21,881	19,879
	S&P Global Inc.	3.250%	12/1/49	7,893	5,560
	S&P Global Inc.	3.700%	3/1/52	14,184	10,697
	S&P Global Inc.	2.300%	8/15/60	11,073	5,649
	S&P Global Inc.	3.900%	3/1/62	6,685	4,986
	Salesforce Inc.	3.700%	4/11/28	23,173	23,023
	Salesforce Inc.	1.500%	7/15/28	17,110	15,903
	Salesforce Inc.	1.950%	7/15/31	32,532	28,517
	Salesforce Inc.	2.700%	7/15/41	22,293	16,019
	Salesforce Inc.	2.900%	7/15/51	23,932	15,300
	Salesforce Inc.	3.050%	7/15/61	16,215	9,910
	ServiceNow Inc.	1.400%	9/1/30	18,894	16,369
	Skyworks Solutions Inc.	3.000%	6/1/31	12,564	11,067
	Synopsys Inc.	4.550%	4/1/27	3,968	3,988
	Synopsys Inc.	4.650%	4/1/28	10,637	10,746
	Synopsys Inc.	4.850%	4/1/30	4,962	5,032
	Synopsys Inc.	5.000%	4/1/32	20,332	20,591
	Synopsys Inc.	5.150%	4/1/35	23,899	24,092
	Synopsys Inc.	5.700%	4/1/55	9,103	9,047
	TD SYNNEX Corp.	1.750%	8/9/26	9,238	8,936
	TD SYNNEX Corp.	2.375%	8/9/28	10,098	9,475
	Teledyne FLIR LLC	2.500%	8/1/30	6,930	6,272
	Texas Instruments Inc.	1.125%	9/15/26	8,032	7,763
	Texas Instruments Inc.	2.900%	11/3/27	13,726	13,399
	Texas Instruments Inc.	4.600%	2/15/28	3,440	3,493
	Texas Instruments Inc.	2.250%	9/4/29	17,471	16,218
	Texas Instruments Inc.	1.750%	5/4/30	6,550	5,839
	Texas Instruments Inc.	4.500%	5/23/30	9,000	9,100
	Texas Instruments Inc.	1.900%	9/15/31	5,250	4,582
	Texas Instruments Inc.	4.900%	3/14/33	17,380	17,773
	Texas Instruments Inc.	4.850%	2/8/34	13,338	13,531
	Texas Instruments Inc.	3.875%	3/15/39	10,456	9,236
	Texas Instruments Inc.	4.150%	5/15/48	23,516	19,372
	Texas Instruments Inc.	2.700%	9/15/51	5,960	3,612
	Texas Instruments Inc.	4.100%	8/16/52	3,074	2,435
	Texas Instruments Inc.	5.000%	3/14/53	7,303	6,734
	Texas Instruments Inc.	5.150%	2/8/54	8,365	7,888
	Texas Instruments Inc.	5.050%	5/18/63	38,625	35,471
[3]	TR Finance LLC	5.500%	8/15/35	9,005	9,118
[3]	TR Finance LLC	5.850%	4/15/40	5,430	5,576
[3]	TR Finance LLC	5.650%	11/23/43	4,600	4,473
	TSMC Arizona Corp.	1.750%	10/25/26	18,123	17,531
	TSMC Arizona Corp.	3.875%	4/22/27	12,642	12,578
	TSMC Arizona Corp.	4.125%	4/22/29	7,060	7,025
	TSMC Arizona Corp.	2.500%	10/25/31	22,360	20,067
	TSMC Arizona Corp.	4.250%	4/22/32	4,190	4,124
	TSMC Arizona Corp.	3.125%	10/25/41	14,816	11,453

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	3.250%	10/25/51	24,515	17,682
	TSMC Arizona Corp.	4.500%	4/22/52	3,673	3,303
	Verisk Analytics Inc.	4.125%	3/15/29	11,722	11,644
	Verisk Analytics Inc.	5.250%	6/5/34	10,080	10,284
	Verisk Analytics Inc.	5.250%	3/15/35	7,421	7,462
	Verisk Analytics Inc.	3.625%	5/15/50	16,613	11,845
	VMware LLC	1.400%	8/15/26	22,458	21,729
	VMware LLC	4.650%	5/15/27	13,697	13,777
	VMware LLC	3.900%	8/21/27	31,020	30,768
	VMware LLC	1.800%	8/15/28	12,139	11,230
	VMware LLC	4.700%	5/15/30	12,368	12,419
	VMware LLC	2.200%	8/15/31	19,524	16,942
	Western Digital Corp.	2.850%	2/1/29	7,280	6,762
	Western Digital Corp.	3.100%	2/1/32	10,070	8,920
	Workday Inc.	3.500%	4/1/27	14,191	14,012
	Workday Inc.	3.700%	4/1/29	4,559	4,454
	Workday Inc.	3.800%	4/1/32	3,575	3,360
	Xilinx Inc.	2.375%	6/1/30	11,240	10,298
					8,093,635
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/28	11,600	11,458
	AEP Texas Inc.	5.450%	5/15/29	3,837	3,966
[3]	AEP Texas Inc.	2.100%	7/1/30	7,758	6,892
	AEP Texas Inc.	5.700%	5/15/34	5,915	6,045
	AEP Texas Inc.	3.800%	10/1/47	5,700	4,174
[3]	AEP Texas Inc.	4.150%	5/1/49	1,000	757
[3]	AEP Texas Inc.	3.450%	1/15/50	1,820	1,242
	AEP Texas Inc.	3.450%	5/15/51	50	34
	AEP Transmission Co. LLC	3.100%	12/1/26	7,233	7,124
	AEP Transmission Co. LLC	5.150%	4/1/34	2,555	2,586
	AEP Transmission Co. LLC	4.000%	12/1/46	7,175	5,671
	AEP Transmission Co. LLC	3.750%	12/1/47	7,885	5,973
	AEP Transmission Co. LLC	4.250%	9/15/48	6,803	5,499
	AEP Transmission Co. LLC	3.800%	6/15/49	7,466	5,564
	AEP Transmission Co. LLC	3.150%	9/15/49	5,658	3,756
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	3,419	2,511
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	1,297	791
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	7,440	6,252
	AEP Transmission Co. LLC	5.400%	3/15/53	1,364	1,318
	AES Corp.	5.450%	6/1/28	19,700	20,138
	AES Corp.	2.450%	1/15/31	14,236	12,445
	AES Corp.	5.800%	3/15/32	15,610	15,849
	Alabama Power Co.	3.750%	9/1/27	8,611	8,571
[3]	Alabama Power Co.	1.450%	9/15/30	7,467	6,472
	Alabama Power Co.	3.940%	9/1/32	7,281	6,980
	Alabama Power Co.	5.850%	11/15/33	6,617	7,051
	Alabama Power Co.	5.100%	4/2/35	1,918	1,933
	Alabama Power Co.	6.000%	3/1/39	792	851
	Alabama Power Co.	3.850%	12/1/42	3,374	2,714
	Alabama Power Co.	4.150%	8/15/44	4,669	3,851
	Alabama Power Co.	3.750%	3/1/45	6,757	5,283
	Alabama Power Co.	4.300%	1/2/46	13,607	11,387
[3]	Alabama Power Co.	3.700%	12/1/47	12,970	9,877
	Alabama Power Co.	3.450%	10/1/49	14,105	10,019
	Alabama Power Co.	3.125%	7/15/51	9,105	6,075
	Alabama Power Co.	3.000%	3/15/52	1,814	1,173
	Ameren Corp.	5.700%	12/1/26	5,811	5,907
	Ameren Corp.	1.950%	3/15/27	5,415	5,218
	Ameren Corp.	1.750%	3/15/28	6,230	5,816
	Ameren Corp.	5.000%	1/15/29	8,136	8,285
	Ameren Corp.	3.500%	1/15/31	38,254	36,143
	Ameren Corp.	5.375%	3/15/35	16,890	16,997
	Ameren Illinois Co.	3.800%	5/15/28	7,825	7,767
	Ameren Illinois Co.	1.550%	11/15/30	4,720	4,084
	Ameren Illinois Co.	3.850%	9/1/32	3,449	3,264
	Ameren Illinois Co.	4.950%	6/1/33	7,175	7,271
	Ameren Illinois Co.	4.150%	3/15/46	2,340	1,918
	Ameren Illinois Co.	3.700%	12/1/47	6,231	4,697
	Ameren Illinois Co.	4.500%	3/15/49	1,723	1,460

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	3.250%	3/15/50	795	537
	Ameren Illinois Co.	2.900%	6/15/51	6,435	4,049
	Ameren Illinois Co.	5.900%	12/1/52	7,560	7,773
	Ameren Illinois Co.	5.625%	3/1/55	4,403	4,356
	American Electric Power Co. Inc.	5.750%	11/1/27	6,536	6,743
	American Electric Power Co. Inc.	3.200%	11/13/27	600	586
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	11,420	11,425
	American Electric Power Co. Inc.	5.200%	1/15/29	6,275	6,437
	American Electric Power Co. Inc.	5.950%	11/1/32	3,788	4,016
	American Electric Power Co. Inc.	5.625%	3/1/33	23,616	24,572
	American Electric Power Co. Inc.	3.250%	3/1/50	6,362	4,153
	American Electric Power Co. Inc.	6.950%	12/15/54	9,465	9,892
[3]	American Electric Power Co. Inc.	7.050%	12/15/54	10,665	11,059
	American Electric Power Co. Inc.	3.875%	2/15/62	6,653	6,381
	American Water Capital Corp.	2.950%	9/1/27	7,511	7,328
	American Water Capital Corp.	3.750%	9/1/28	4,849	4,784
	American Water Capital Corp.	3.450%	6/1/29	15,703	15,235
	American Water Capital Corp.	2.800%	5/1/30	4,699	4,370
	American Water Capital Corp.	2.300%	6/1/31	6,417	5,640
	American Water Capital Corp.	4.450%	6/1/32	1,284	1,268
	American Water Capital Corp.	5.150%	3/1/34	13,690	13,891
	American Water Capital Corp.	5.250%	3/1/35	28,107	28,477
	American Water Capital Corp.	6.593%	10/15/37	13,185	14,811
	American Water Capital Corp.	4.300%	12/1/42	1,125	960
	American Water Capital Corp.	4.300%	9/1/45	3,716	3,142
	American Water Capital Corp.	4.000%	12/1/46	1,655	1,308
	American Water Capital Corp.	3.750%	9/1/47	9,948	7,553
	American Water Capital Corp.	4.200%	9/1/48	6,060	4,875
	American Water Capital Corp.	4.150%	6/1/49	7,590	6,067
	American Water Capital Corp.	3.450%	5/1/50	2,055	1,450
	American Water Capital Corp.	3.250%	6/1/51	6,130	4,137
[3]	Appalachian Power Co.	3.300%	6/1/27	6,911	6,778
[3]	Appalachian Power Co.	2.700%	4/1/31	19,909	17,895
[3]	Appalachian Power Co.	4.500%	8/1/32	12,763	12,444
	Appalachian Power Co.	5.650%	4/1/34	5,590	5,756
	Appalachian Power Co.	7.000%	4/1/38	11,616	12,925
	Appalachian Power Co.	4.400%	5/15/44	5,171	4,202
	Appalachian Power Co.	4.450%	6/1/45	9,823	7,963
	Arizona Public Service Co.	2.950%	9/15/27	1,550	1,500
	Arizona Public Service Co.	2.600%	8/15/29	5,494	5,129
	Arizona Public Service Co.	2.200%	12/15/31	1,825	1,567
	Arizona Public Service Co.	6.350%	12/15/32	12,974	13,994
	Arizona Public Service Co.	5.550%	8/1/33	10,785	11,045
	Arizona Public Service Co.	5.700%	8/15/34	3,410	3,518
	Arizona Public Service Co.	5.050%	9/1/41	465	425
	Arizona Public Service Co.	4.500%	4/1/42	3,497	2,979
	Arizona Public Service Co.	4.350%	11/15/45	2,430	1,990
	Arizona Public Service Co.	3.750%	5/15/46	1,935	1,441
	Arizona Public Service Co.	4.250%	3/1/49	5,731	4,496
	Arizona Public Service Co.	3.500%	12/1/49	610	417
	Arizona Public Service Co.	2.650%	9/15/50	13,604	7,990
	Atlantic City Electric Co.	2.300%	3/15/31	6,087	5,394
	Atmos Energy Corp.	3.000%	6/15/27	10,960	10,746
	Atmos Energy Corp.	2.625%	9/15/29	11,597	10,857
	Atmos Energy Corp.	1.500%	1/15/31	7,882	6,735
	Atmos Energy Corp.	5.450%	10/15/32	2,410	2,520
	Atmos Energy Corp.	5.900%	11/15/33	10,302	11,054
[3]	Atmos Energy Corp.	5.200%	8/15/35	4,650	4,708
	Atmos Energy Corp.	5.500%	6/15/41	11,345	11,433
	Atmos Energy Corp.	4.150%	1/15/43	8,077	6,777
	Atmos Energy Corp.	4.125%	10/15/44	1,863	1,546
	Atmos Energy Corp.	4.300%	10/1/48	3,506	2,903
	Atmos Energy Corp.	3.375%	9/15/49	19,016	13,224
	Atmos Energy Corp.	2.850%	2/15/52	2,191	1,353
	Atmos Energy Corp.	5.750%	10/15/52	7,350	7,354
	Atmos Energy Corp.	6.200%	11/15/53	5,300	5,734
	Atmos Energy Corp.	5.000%	12/15/54	8,796	7,991
	Avangrid Inc.	3.800%	6/1/29	8,326	8,130
	Avista Corp.	4.350%	6/1/48	4,585	3,763
	Avista Corp.	4.000%	4/1/52	5,674	4,182

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,399	7,258
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/34	2,183	2,234
	Baltimore Gas & Electric Co.	5.450%	6/1/35	5,900	6,046
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,799	1,959
	Baltimore Gas & Electric Co.	3.500%	8/15/46	549	403
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	10,974	8,301
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,730	2,212
	Baltimore Gas & Electric Co.	3.200%	9/15/49	7,110	4,819
	Baltimore Gas & Electric Co.	2.900%	6/15/50	7,274	4,553
	Baltimore Gas & Electric Co.	4.550%	6/1/52	16,605	13,891
	Baltimore Gas & Electric Co.	5.400%	6/1/53	5,348	5,101
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/54	970	961
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	2,165	2,118
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	16,366	15,883
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	30,903	26,332
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,220	12,065
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	6,524	6,949
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,282	7,792
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	12,156	10,465
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	14,919	11,263
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,716	3,073
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,330	13,854
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	32,475	19,920
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	5,494	4,595
	Black Hills Corp.	3.150%	1/15/27	5,870	5,746
	Black Hills Corp.	5.950%	3/15/28	4,470	4,631
	Black Hills Corp.	3.050%	10/15/29	13,127	12,290
	Black Hills Corp.	4.350%	5/1/33	15,523	14,617
	Black Hills Corp.	6.150%	5/15/34	12,305	12,937
	Black Hills Corp.	6.000%	1/15/35	6,830	7,089
	Black Hills Corp.	4.200%	9/15/46	4,060	3,202
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,762	2,701
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,329	2,281
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	6,030	6,218
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	5,458	5,556
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	5,365	4,765
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	3,213	2,905
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	5,044	4,939
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	9,250	9,293
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	12,600	12,724
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	7,350	7,347
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,924	4,569
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,985	3,465
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,990	2,330
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,266	5,064
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	7,054	4,515
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	8,880	6,205
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	1,213	872
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	2,730	2,444
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,778	2,633
	CenterPoint Energy Inc.	5.400%	6/1/29	7,061	7,306
	CenterPoint Energy Inc.	2.950%	3/1/30	14,388	13,394
	CenterPoint Energy Inc.	2.650%	6/1/31	3,816	3,406
[3]	CenterPoint Energy Inc.	6.850%	2/15/55	7,700	7,974
[3]	CenterPoint Energy Inc.	7.000%	2/15/55	5,850	6,080
	CenterPoint Energy Inc.	6.700%	5/15/55	17,645	17,840
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	11,829	12,114
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,640	4,603
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	1,051	915
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,030	4,892
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	1,044	1,072
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,110	2,145
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,935	1,953
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	465
	Cleco Corporate Holdings LLC	4.973%	5/1/46	10,422	8,914
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,202
	CMS Energy Corp.	3.450%	8/15/27	3,996	3,925
	CMS Energy Corp.	4.875%	3/1/44	4,522	4,037
[3]	CMS Energy Corp.	4.750%	6/1/50	14,027	13,562
	CMS Energy Corp.	3.750%	12/1/50	4,872	4,378

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CMS Energy Corp.	6.500%	6/1/55	3,927	3,939
[3]	Commonwealth Edison Co.	2.950%	8/15/27	4,130	4,029
	Commonwealth Edison Co.	3.700%	8/15/28	6,364	6,287
	Commonwealth Edison Co.	2.200%	3/1/30	5,524	5,025
	Commonwealth Edison Co.	4.900%	2/1/33	3,360	3,386
	Commonwealth Edison Co.	5.300%	6/1/34	2,800	2,882
	Commonwealth Edison Co.	5.900%	3/15/36	6,226	6,633
	Commonwealth Edison Co.	6.450%	1/15/38	9,358	10,328
	Commonwealth Edison Co.	4.600%	8/15/43	6,245	5,492
	Commonwealth Edison Co.	4.700%	1/15/44	7,634	6,821
	Commonwealth Edison Co.	3.700%	3/1/45	7,719	5,958
	Commonwealth Edison Co.	4.350%	11/15/45	7,696	6,514
	Commonwealth Edison Co.	3.650%	6/15/46	3,478	2,640
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,569	4,980
	Commonwealth Edison Co.	4.000%	3/1/48	13,592	10,750
	Commonwealth Edison Co.	4.000%	3/1/49	7,751	6,041
[3]	Commonwealth Edison Co.	3.200%	11/15/49	9,511	6,428
	Commonwealth Edison Co.	3.000%	3/1/50	8,469	5,492
[3]	Commonwealth Edison Co.	2.750%	9/1/51	1,243	757
	Commonwealth Edison Co.	5.300%	2/1/53	5,000	4,742
	Commonwealth Edison Co.	5.650%	6/1/54	3,060	3,036
	Commonwealth Edison Co.	5.950%	6/1/55	9,480	9,819
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	7,620	7,515
	Connecticut Light & Power Co.	4.950%	1/15/30	8,500	8,699
	Connecticut Light & Power Co.	4.900%	7/1/33	3,655	3,658
	Connecticut Light & Power Co.	4.950%	8/15/34	1,990	1,992
	Connecticut Light & Power Co.	4.300%	4/15/44	6,520	5,516
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	5,940	4,867
	Connecticut Light & Power Co.	4.000%	4/1/48	14,117	11,116
	Connecticut Light & Power Co.	5.250%	1/15/53	5,710	5,352
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	1,025	1,003
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,895	1,887
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	7,375	7,087
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	14,083	14,511
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,950	3,070
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,500	1,550
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	7,192	7,371
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	15,322	15,517
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	7,794	8,205
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	5,120	5,505
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,569	2,920
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	12,517	12,699
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	11,575	11,886
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,970	6,481
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	16,731	14,430
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	10,500	8,976
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,463	12,712
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	11,582	8,891
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	4,025	3,430
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	10,444	8,223
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	917	607
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	7,198	7,593
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	5,840	5,975
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	7,420	7,402
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	12,854	10,822
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	4,625	4,485
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	6,527	5,133
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	12,859	10,444
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	9,174	6,357
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	795	469
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	7,853	5,338
	Constellation Energy Generation LLC	5.600%	3/1/28	9,744	10,082
	Constellation Energy Generation LLC	5.800%	3/1/33	18,094	19,140
	Constellation Energy Generation LLC	6.125%	1/15/34	7,705	8,305
	Constellation Energy Generation LLC	6.250%	10/1/39	1,930	2,063
	Constellation Energy Generation LLC	5.750%	10/1/41	5,153	5,159
	Constellation Energy Generation LLC	5.600%	6/15/42	11,141	10,929
	Constellation Energy Generation LLC	6.500%	10/1/53	15,425	16,597
	Constellation Energy Generation LLC	5.750%	3/15/54	6,583	6,463
	Consumers Energy Co.	4.650%	3/1/28	3,900	3,950

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	3.800%	11/15/28	5,424	5,377
	Consumers Energy Co.	4.900%	2/15/29	3,015	3,081
	Consumers Energy Co.	4.600%	5/30/29	6,570	6,644
	Consumers Energy Co.	4.700%	1/15/30	7,815	7,935
	Consumers Energy Co.	4.500%	1/15/31	1,950	1,956
	Consumers Energy Co.	3.600%	8/15/32	7,578	7,042
	Consumers Energy Co.	4.625%	5/15/33	6,310	6,247
	Consumers Energy Co.	5.050%	5/15/35	1,450	1,461
	Consumers Energy Co.	3.950%	5/15/43	5,323	4,351
	Consumers Energy Co.	3.250%	8/15/46	9,356	6,850
	Consumers Energy Co.	3.950%	7/15/47	6,964	5,533
	Consumers Energy Co.	4.050%	5/15/48	3,652	2,925
	Consumers Energy Co.	4.350%	4/15/49	14,484	12,251
	Consumers Energy Co.	3.750%	2/15/50	1,567	1,189
	Consumers Energy Co.	3.100%	8/15/50	9,442	6,309
	Consumers Energy Co.	3.500%	8/1/51	10,895	8,043
	Consumers Energy Co.	2.650%	8/15/52	2,947	1,798
	Consumers Energy Co.	4.200%	9/1/52	4,868	3,979
	Dayton Power & Light Co.	3.950%	6/15/49	5,329	3,948
	Delmarva Power & Light Co.	4.150%	5/15/45	3,338	2,738
[3]	Dominion Energy Inc.	2.850%	8/15/26	6,952	6,831
[3]	Dominion Energy Inc.	3.600%	3/15/27	7,799	7,715
	Dominion Energy Inc.	4.600%	5/15/28	7,080	7,132
	Dominion Energy Inc.	4.250%	6/1/28	9,449	9,435
[3]	Dominion Energy Inc.	3.375%	4/1/30	47,781	45,432
	Dominion Energy Inc.	5.000%	6/15/30	4,840	4,939
[3]	Dominion Energy Inc.	2.250%	8/15/31	4,536	3,966
[3]	Dominion Energy Inc.	4.350%	8/15/32	8,754	8,406
	Dominion Energy Inc.	5.375%	11/15/32	9,516	9,766
[3]	Dominion Energy Inc.	6.300%	3/15/33	9,613	10,298
[3]	Dominion Energy Inc.	5.250%	8/1/33	7,419	7,471
	Dominion Energy Inc.	5.450%	3/15/35	6,660	6,719
[3]	Dominion Energy Inc.	5.950%	6/15/35	5,755	6,052
	Dominion Energy Inc.	7.000%	6/15/38	5,185	5,887
[3]	Dominion Energy Inc.	3.300%	4/15/41	13,264	9,791
[3]	Dominion Energy Inc.	4.900%	8/1/41	13,591	12,270
[3]	Dominion Energy Inc.	4.050%	9/15/42	7,291	5,785
	Dominion Energy Inc.	4.700%	12/1/44	5,261	4,505
[3]	Dominion Energy Inc.	4.600%	3/15/49	3,556	2,917
[3]	Dominion Energy Inc.	4.850%	8/15/52	15,858	13,417
[3]	Dominion Energy Inc.	7.000%	6/1/54	3,750	4,014
[3]	Dominion Energy Inc.	6.875%	2/1/55	5,605	5,885
	Dominion Energy Inc.	6.625%	5/15/55	14,780	15,043
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	5,274	4,620
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	7,059
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	3,275	3,348
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	6,352	6,751
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	6,532	6,454
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,925	4,371
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	8,496	9,184
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	5,643	5,059
	DTE Electric Co.	4.850%	12/1/26	3,640	3,682
	DTE Electric Co.	4.250%	5/14/27	1,800	1,803
[3]	DTE Electric Co.	1.900%	4/1/28	2,575	2,430
	DTE Electric Co.	2.250%	3/1/30	27,201	24,870
[3]	DTE Electric Co.	2.625%	3/1/31	9,280	8,438
	DTE Electric Co.	5.200%	4/1/33	12,878	13,239
	DTE Electric Co.	5.200%	3/1/34	19,139	19,557
	DTE Electric Co.	5.250%	5/15/35	11,150	11,357
[3]	DTE Electric Co.	4.000%	4/1/43	7,756	6,345
	DTE Electric Co.	4.300%	7/1/44	1,689	1,423
	DTE Electric Co.	3.700%	3/15/45	5,778	4,474
	DTE Electric Co.	3.750%	8/15/47	5,394	4,103
	DTE Electric Co.	3.950%	3/1/49	6,022	4,724
	DTE Electric Co.	2.950%	3/1/50	9,136	5,957
[3]	DTE Electric Co.	3.250%	4/1/51	1,920	1,314
	DTE Electric Co.	5.850%	5/15/55	7,625	7,820
	DTE Energy Co.	2.850%	10/1/26	42,554	41,795
	DTE Energy Co.	4.950%	7/1/27	2,470	2,499
	DTE Energy Co.	4.875%	6/1/28	8,271	8,394

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Energy Co.	5.100%	3/1/29	25,513	26,026
[3]	DTE Energy Co.	3.400%	6/15/29	14,445	13,867
	DTE Energy Co.	2.950%	3/1/30	4,154	3,876
	DTE Energy Co.	5.200%	4/1/30	8,047	8,239
	DTE Energy Co.	5.850%	6/1/34	25,689	26,865
	Duke Energy Carolinas LLC	2.950%	12/1/26	7,604	7,486
	Duke Energy Carolinas LLC	3.950%	11/15/28	16,496	16,468
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,320	5,614
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,702	6,247
	Duke Energy Carolinas LLC	2.450%	2/1/30	8,483	7,840
	Duke Energy Carolinas LLC	4.850%	3/15/30	5,250	5,368
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,315	5,712
	Duke Energy Carolinas LLC	6.450%	10/15/32	8,309	9,131
	Duke Energy Carolinas LLC	4.950%	1/15/33	12,882	13,100
	Duke Energy Carolinas LLC	4.850%	1/15/34	6,105	6,096
[3]	Duke Energy Carolinas LLC	5.250%	3/15/35	7,630	7,799
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,246	1,327
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,937	8,456
	Duke Energy Carolinas LLC	6.050%	4/15/38	8,175	8,730
	Duke Energy Carolinas LLC	5.300%	2/15/40	11,496	11,489
	Duke Energy Carolinas LLC	4.250%	12/15/41	13,239	11,340
	Duke Energy Carolinas LLC	4.000%	9/30/42	15,594	12,876
	Duke Energy Carolinas LLC	3.875%	3/15/46	17,119	13,338
	Duke Energy Carolinas LLC	3.700%	12/1/47	14,921	11,209
	Duke Energy Carolinas LLC	3.950%	3/15/48	5,360	4,187
	Duke Energy Carolinas LLC	3.200%	8/15/49	9,782	6,620
	Duke Energy Carolinas LLC	3.450%	4/15/51	3,411	2,414
	Duke Energy Carolinas LLC	5.350%	1/15/53	8,137	7,801
	Duke Energy Carolinas LLC	5.400%	1/15/54	790	761
	Duke Energy Corp.	2.650%	9/1/26	16,008	15,708
	Duke Energy Corp.	4.850%	1/5/27	2,120	2,141
	Duke Energy Corp.	3.150%	8/15/27	18,766	18,386
	Duke Energy Corp.	5.000%	12/8/27	6,620	6,739
	Duke Energy Corp.	4.300%	3/15/28	5,590	5,602
	Duke Energy Corp.	3.400%	6/15/29	14,261	13,738
	Duke Energy Corp.	2.450%	6/1/30	19,761	17,937
	Duke Energy Corp.	2.550%	6/15/31	19,228	17,136
	Duke Energy Corp.	4.500%	8/15/32	9,174	8,978
	Duke Energy Corp.	5.750%	9/15/33	11,450	12,044
	Duke Energy Corp.	5.450%	6/15/34	3,241	3,332
	Duke Energy Corp.	3.300%	6/15/41	4,060	3,048
	Duke Energy Corp.	4.800%	12/15/45	6,660	5,767
	Duke Energy Corp.	3.750%	9/1/46	15,746	11,646
	Duke Energy Corp.	3.950%	8/15/47	4,188	3,146
	Duke Energy Corp.	4.200%	6/15/49	8,462	6,564
	Duke Energy Corp.	3.500%	6/15/51	11,900	8,168
	Duke Energy Corp.	5.000%	8/15/52	1,249	1,095
	Duke Energy Corp.	6.100%	9/15/53	19,150	19,499
	Duke Energy Corp.	5.800%	6/15/54	39,015	38,156
	Duke Energy Corp.	3.250%	1/15/82	4,808	4,616
	Duke Energy Florida LLC	3.200%	1/15/27	5,517	5,447
	Duke Energy Florida LLC	3.800%	7/15/28	7,008	6,948
	Duke Energy Florida LLC	2.500%	12/1/29	31,163	28,931
	Duke Energy Florida LLC	1.750%	6/15/30	8,025	7,085
	Duke Energy Florida LLC	2.400%	12/15/31	6,724	5,948
	Duke Energy Florida LLC	6.350%	9/15/37	10,592	11,564
	Duke Energy Florida LLC	6.400%	6/15/38	12,052	13,236
	Duke Energy Florida LLC	5.650%	4/1/40	2,525	2,589
	Duke Energy Florida LLC	3.850%	11/15/42	2,851	2,272
	Duke Energy Florida LLC	3.400%	10/1/46	7,530	5,387
	Duke Energy Florida LLC	4.200%	7/15/48	7,365	5,910
	Duke Energy Florida LLC	3.000%	12/15/51	6,981	4,415
	Duke Energy Florida LLC	5.950%	11/15/52	1,435	1,474
	Duke Energy Florida LLC	6.200%	11/15/53	11,878	12,648
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,976	2,846
	Duke Energy Indiana LLC	5.250%	3/1/34	2,862	2,924
	Duke Energy Indiana LLC	6.120%	10/15/35	2,371	2,520
	Duke Energy Indiana LLC	6.350%	8/15/38	10,092	11,004
	Duke Energy Indiana LLC	6.450%	4/1/39	5,272	5,779
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,587	4,180

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Indiana LLC	3.750%	5/15/46	13,123	9,971
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	5,772	3,920
	Duke Energy Indiana LLC	2.750%	4/1/50	11,299	6,940
	Duke Energy Indiana LLC	5.900%	5/15/55	1,850	1,902
	Duke Energy Ohio Inc.	3.650%	2/1/29	15,985	15,682
	Duke Energy Ohio Inc.	2.125%	6/1/30	5,750	5,180
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,951	9,206
	Duke Energy Ohio Inc.	5.300%	6/15/35	1,975	2,006
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,483	5,560
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,677	2,152
	Duke Energy Ohio Inc.	5.650%	4/1/53	4,058	4,006
	Duke Energy Ohio Inc.	5.550%	3/15/54	4,425	4,324
	Duke Energy Progress LLC	4.350%	3/6/27	5,001	5,026
	Duke Energy Progress LLC	3.700%	9/1/28	9,625	9,508
	Duke Energy Progress LLC	3.450%	3/15/29	14,884	14,498
	Duke Energy Progress LLC	2.000%	8/15/31	12,856	11,170
	Duke Energy Progress LLC	5.250%	3/15/33	10,088	10,411
	Duke Energy Progress LLC	5.100%	3/15/34	6,615	6,714
	Duke Energy Progress LLC	5.050%	3/15/35	7,910	7,949
	Duke Energy Progress LLC	6.300%	4/1/38	6,095	6,613
	Duke Energy Progress LLC	4.100%	5/15/42	4,637	3,860
	Duke Energy Progress LLC	4.100%	3/15/43	7,767	6,417
	Duke Energy Progress LLC	4.375%	3/30/44	8,027	6,798
	Duke Energy Progress LLC	4.150%	12/1/44	10,844	8,862
	Duke Energy Progress LLC	4.200%	8/15/45	9,717	8,010
	Duke Energy Progress LLC	3.700%	10/15/46	6,654	5,020
	Duke Energy Progress LLC	3.600%	9/15/47	9,648	7,049
	Duke Energy Progress LLC	2.500%	8/15/50	5,532	3,225
	Duke Energy Progress LLC	2.900%	8/15/51	9,560	5,957
	Duke Energy Progress LLC	4.000%	4/1/52	6,015	4,607
	Duke Energy Progress LLC	5.350%	3/15/53	2,980	2,835
	Duke Energy Progress LLC	5.550%	3/15/55	9,938	9,720
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,271	2,149
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,914
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,145
[8]	East Ohio Gas Co.	2.000%	6/15/30	975	867
	Edison International	5.750%	6/15/27	28,599	28,802
	Edison International	4.125%	3/15/28	6,892	6,654
	Edison International	5.250%	11/15/28	13,802	13,650
	Edison International	5.450%	6/15/29	13,346	13,199
	Edison International	6.950%	11/15/29	15,194	15,795
	Edison International	5.250%	3/15/32	2,549	2,416
	El Paso Electric Co.	6.000%	5/15/35	2,605	2,690
	El Paso Electric Co.	5.000%	12/1/44	4,618	4,048
	Emera US Finance LP	4.750%	6/15/46	26,368	21,909
	Enel Americas SA	4.000%	10/25/26	7,683	7,629
	Enel Chile SA	4.875%	6/12/28	13,501	13,552
	Entergy Arkansas LLC	4.000%	6/1/28	2,390	2,382
	Entergy Arkansas LLC	5.150%	1/15/33	1,528	1,565
	Entergy Arkansas LLC	5.450%	6/1/34	7,830	8,062
	Entergy Arkansas LLC	4.200%	4/1/49	4,054	3,231
	Entergy Arkansas LLC	2.650%	6/15/51	10,937	6,414
	Entergy Arkansas LLC	5.750%	6/1/54	987	980
	Entergy Corp.	2.950%	9/1/26	11,839	11,642
	Entergy Corp.	1.900%	6/15/28	4,043	3,781
	Entergy Corp.	2.800%	6/15/30	19,420	17,934
	Entergy Corp.	2.400%	6/15/31	10,469	9,259
	Entergy Corp.	3.750%	6/15/50	8,866	6,316
	Entergy Corp.	7.125%	12/1/54	16,475	17,048
	Entergy Louisiana LLC	2.400%	10/1/26	8,418	8,232
	Entergy Louisiana LLC	3.120%	9/1/27	6,267	6,128
	Entergy Louisiana LLC	3.250%	4/1/28	5,637	5,501
	Entergy Louisiana LLC	1.600%	12/15/30	4,500	3,894
	Entergy Louisiana LLC	3.050%	6/1/31	8,812	8,133
	Entergy Louisiana LLC	2.350%	6/15/32	15,747	13,586
	Entergy Louisiana LLC	4.000%	3/15/33	13,790	13,017
	Entergy Louisiana LLC	5.350%	3/15/34	2,822	2,895
	Entergy Louisiana LLC	3.100%	6/15/41	8,062	5,913
	Entergy Louisiana LLC	4.950%	1/15/45	12,110	10,735
	Entergy Louisiana LLC	4.200%	9/1/48	6,900	5,498

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.200%	4/1/50	10,925	8,665
	Entergy Louisiana LLC	2.900%	3/15/51	8,865	5,493
	Entergy Louisiana LLC	4.750%	9/15/52	14,682	12,684
	Entergy Louisiana LLC	5.700%	3/15/54	780	770
	Entergy Louisiana LLC	5.800%	3/15/55	11,550	11,562
	Entergy Mississippi LLC	2.850%	6/1/28	11,619	11,202
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	4,000
	Entergy Mississippi LLC	3.850%	6/1/49	9,850	7,313
	Entergy Mississippi LLC	3.500%	6/1/51	5,030	3,488
	Entergy Mississippi LLC	5.850%	6/1/54	8,600	8,618
	Entergy Mississippi LLC	5.800%	4/15/55	7,750	7,769
	Entergy Texas Inc.	4.000%	3/30/29	5,000	4,936
	Entergy Texas Inc.	1.750%	3/15/31	8,641	7,453
	Entergy Texas Inc.	5.250%	4/15/35	2,216	2,236
	Entergy Texas Inc.	4.500%	3/30/39	809	733
	Entergy Texas Inc.	3.550%	9/30/49	4,159	2,926
	Entergy Texas Inc.	5.800%	9/1/53	2,965	2,933
	Entergy Texas Inc.	5.550%	9/15/54	2,080	1,987
	Essential Utilities Inc.	4.800%	8/15/27	11,915	12,046
	Essential Utilities Inc.	3.566%	5/1/29	11,921	11,556
	Essential Utilities Inc.	2.704%	4/15/30	8,180	7,536
	Essential Utilities Inc.	5.375%	1/15/34	6,444	6,547
	Essential Utilities Inc.	4.276%	5/1/49	6,690	5,253
	Essential Utilities Inc.	3.351%	4/15/50	7,684	5,078
	Essential Utilities Inc.	5.300%	5/1/52	11,500	10,478
	Evergy Inc.	2.900%	9/15/29	24,957	23,454
	Evergy Inc.	6.650%	6/1/55	6,785	6,883
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,484
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	13,269
	Evergy Kansas Central Inc.	5.250%	3/15/35	1,500	1,516
	Evergy Kansas Central Inc.	4.125%	3/1/42	5,630	4,652
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,620
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,539
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,635
	Evergy Kansas Central Inc.	3.450%	4/15/50	3,035	2,108
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,820	2,779
[3]	Evergy Metro Inc.	2.250%	6/1/30	6,971	6,292
	Evergy Metro Inc.	4.950%	4/15/33	4,400	4,395
	Evergy Metro Inc.	5.400%	4/1/34	9,500	9,708
	Evergy Metro Inc.	5.300%	10/1/41	5,177	4,975
	Evergy Metro Inc.	4.200%	6/15/47	7,345	5,874
	Evergy Metro Inc.	4.200%	3/15/48	3,123	2,488
[3]	Evergy Metro Inc.	4.125%	4/1/49	3,293	2,561
[8]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,323
	Eversource Energy	5.000%	1/1/27	7,950	8,022
[3]	Eversource Energy	3.300%	1/15/28	7,986	7,777
	Eversource Energy	5.450%	3/1/28	18,191	18,663
[3]	Eversource Energy	4.250%	4/1/29	12,750	12,639
[3]	Eversource Energy	1.650%	8/15/30	11,115	9,649
	Eversource Energy	2.550%	3/15/31	5,453	4,857
	Eversource Energy	5.850%	4/15/31	23,380	24,611
	Eversource Energy	3.375%	3/1/32	8,877	8,088
	Eversource Energy	5.125%	5/15/33	19,749	19,748
	Eversource Energy	5.500%	1/1/34	7,985	8,137
	Eversource Energy	3.450%	1/15/50	4,258	2,986
	Exelon Corp.	2.750%	3/15/27	2,740	2,674
	Exelon Corp.	5.150%	3/15/28	12,993	13,284
	Exelon Corp.	5.150%	3/15/29	9,114	9,354
	Exelon Corp.	4.050%	4/15/30	23,598	23,228
	Exelon Corp.	5.125%	3/15/31	5,395	5,530
	Exelon Corp.	3.350%	3/15/32	5,506	5,079
	Exelon Corp.	5.450%	3/15/34	21,276	21,858
[3]	Exelon Corp.	4.950%	6/15/35	9,967	9,688
	Exelon Corp.	5.625%	6/15/35	9,059	9,321
	Exelon Corp.	5.100%	6/15/45	6,822	6,207
	Exelon Corp.	4.450%	4/15/46	2,950	2,451
	Exelon Corp.	4.700%	4/15/50	1,400	1,182
	Exelon Corp.	4.100%	3/15/52	5,000	3,836
	Exelon Corp.	5.600%	3/15/53	10,909	10,485
	Exelon Corp.	5.875%	3/15/55	10,759	10,743

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	6.500%	3/15/55	11,050	11,238
[3]	FirstEnergy Corp.	3.900%	7/15/27	11,874	11,742
	FirstEnergy Corp.	2.650%	3/1/30	9,721	8,927
[3]	FirstEnergy Corp.	2.250%	9/1/30	13,365	11,864
[3]	FirstEnergy Corp.	4.850%	7/15/47	10,375	8,824
[3]	FirstEnergy Corp.	3.400%	3/1/50	19,833	13,466
	FirstEnergy Transmission LLC	4.550%	1/15/30	8,050	8,054
	FirstEnergy Transmission LLC	5.000%	1/15/35	5,000	4,947
[3]	Florida Power & Light Co.	3.300%	5/30/27	3,269	3,219
	Florida Power & Light Co.	4.400%	5/15/28	7,276	7,334
	Florida Power & Light Co.	5.150%	6/15/29	7,810	8,083
	Florida Power & Light Co.	4.625%	5/15/30	12,990	13,170
	Florida Power & Light Co.	2.450%	2/3/32	16,299	14,396
	Florida Power & Light Co.	5.100%	4/1/33	5,915	6,050
	Florida Power & Light Co.	4.800%	5/15/33	9,351	9,384
	Florida Power & Light Co.	5.625%	4/1/34	5,065	5,357
	Florida Power & Light Co.	5.300%	6/15/34	4,726	4,873
	Florida Power & Light Co.	4.950%	6/1/35	2,518	2,523
	Florida Power & Light Co.	5.650%	2/1/37	3,752	3,929
	Florida Power & Light Co.	5.950%	2/1/38	10,526	11,310
	Florida Power & Light Co.	5.960%	4/1/39	7,687	8,206
	Florida Power & Light Co.	5.690%	3/1/40	902	941
	Florida Power & Light Co.	5.250%	2/1/41	2,961	2,933
	Florida Power & Light Co.	4.125%	2/1/42	19,387	16,483
	Florida Power & Light Co.	4.050%	6/1/42	9,234	7,801
	Florida Power & Light Co.	3.800%	12/15/42	10,618	8,653
	Florida Power & Light Co.	4.050%	10/1/44	5,440	4,481
	Florida Power & Light Co.	3.700%	12/1/47	13,204	10,012
	Florida Power & Light Co.	3.950%	3/1/48	15,709	12,508
	Florida Power & Light Co.	3.990%	3/1/49	9,968	7,842
	Florida Power & Light Co.	3.150%	10/1/49	17,290	11,666
	Florida Power & Light Co.	2.875%	12/4/51	26,973	17,045
	Florida Power & Light Co.	5.300%	4/1/53	9,040	8,650
	Florida Power & Light Co.	5.600%	6/15/54	12,060	12,027
	Florida Power & Light Co.	5.700%	3/15/55	3,360	3,405
	Florida Power & Light Co.	5.800%	3/15/65	3,791	3,844
	Fortis Inc.	3.055%	10/4/26	6,748	6,631
	Georgia Power Co.	5.004%	2/23/27	6,095	6,184
	Georgia Power Co.	3.250%	3/30/27	8,049	7,936
	Georgia Power Co.	4.650%	5/16/28	12,939	13,121
[3]	Georgia Power Co.	2.650%	9/15/29	12,738	11,948
	Georgia Power Co.	4.550%	3/15/30	13,734	13,875
	Georgia Power Co.	4.850%	3/15/31	6,378	6,519
	Georgia Power Co.	4.950%	5/17/33	25,507	25,724
	Georgia Power Co.	5.250%	3/15/34	9,181	9,365
	Georgia Power Co.	5.200%	3/15/35	21,708	22,014
[3]	Georgia Power Co.	4.750%	9/1/40	7,607	7,090
	Georgia Power Co.	4.300%	3/15/43	3,248	2,759
[3]	Georgia Power Co.	3.700%	1/30/50	3,144	2,345
[3]	Georgia Power Co.	3.250%	3/15/51	11,080	7,598
	Iberdrola International BV	6.750%	7/15/36	7,390	8,389
	Idaho Power Co.	5.200%	8/15/34	2,500	2,545
[3]	Idaho Power Co.	5.500%	3/15/53	10,000	9,572
[3]	Idaho Power Co.	5.800%	4/1/54	1,835	1,846
[3]	Idaho Power Co.	5.700%	3/15/55	7,489	7,368
	Indiana Michigan Power Co.	3.850%	5/15/28	10,585	10,474
	Indiana Michigan Power Co.	6.050%	3/15/37	6,929	7,457
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	6,595	5,565
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	6,192	4,590
	Indiana Michigan Power Co.	3.250%	5/1/51	14,655	9,600
	Interstate Power & Light Co.	4.100%	9/26/28	8,800	8,728
	Interstate Power & Light Co.	3.600%	4/1/29	3,080	2,995
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,473
	Interstate Power & Light Co.	5.700%	10/15/33	3,895	4,041
	Interstate Power & Light Co.	5.600%	6/29/35	3,700	3,803
	Interstate Power & Light Co.	6.250%	7/15/39	3,870	4,108
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,148
	Interstate Power & Light Co.	3.500%	9/30/49	1,921	1,351
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,633
	Interstate Power & Light Co.	5.450%	9/30/54	2,555	2,447

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IPALCO Enterprises Inc.	4.250%	5/1/30	6,725	6,463
	IPALCO Enterprises Inc.	5.750%	4/1/34	13,038	13,093
	ITC Holdings Corp.	3.350%	11/15/27	10,046	9,832
	ITC Holdings Corp.	5.300%	7/1/43	7,312	6,698
	Jersey Central Power & Light Co.	5.100%	1/15/35	3,385	3,379
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	3,114	2,985
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	12,487	11,937
[3]	Kentucky Utilities Co.	5.450%	4/15/33	5,658	5,852
	Kentucky Utilities Co.	5.125%	11/1/40	8,079	7,779
	Kentucky Utilities Co.	4.375%	10/1/45	7,845	6,601
	Kentucky Utilities Co.	3.300%	6/1/50	6,996	4,753
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,955	4,085
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,417	9,891
	MidAmerican Energy Co.	3.100%	5/1/27	7,161	7,046
	MidAmerican Energy Co.	3.650%	4/15/29	17,495	17,168
	MidAmerican Energy Co.	6.750%	12/30/31	3,528	3,976
	MidAmerican Energy Co.	5.350%	1/15/34	795	823
[3]	MidAmerican Energy Co.	5.750%	11/1/35	3,527	3,727
[3]	MidAmerican Energy Co.	5.800%	10/15/36	10,070	10,722
	MidAmerican Energy Co.	4.800%	9/15/43	7,486	6,827
	MidAmerican Energy Co.	4.400%	10/15/44	2,273	1,951
	MidAmerican Energy Co.	4.250%	5/1/46	8,575	7,072
	MidAmerican Energy Co.	3.950%	8/1/47	6,932	5,472
	MidAmerican Energy Co.	3.650%	8/1/48	13,381	9,987
	MidAmerican Energy Co.	4.250%	7/15/49	7,138	5,801
	MidAmerican Energy Co.	3.150%	4/15/50	3,207	2,164
	MidAmerican Energy Co.	5.850%	9/15/54	11,145	11,473
	Mississippi Power Co.	3.950%	3/30/28	3,477	3,460
[3]	Mississippi Power Co.	4.250%	3/15/42	2,916	2,486
[3]	Mississippi Power Co.	3.100%	7/30/51	977	641
	National Fuel Gas Co.	5.500%	10/1/26	3,820	3,861
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,527
	National Fuel Gas Co.	4.750%	9/1/28	11,291	11,300
	National Fuel Gas Co.	5.500%	3/15/30	2,535	2,604
	National Fuel Gas Co.	2.950%	3/1/31	5,265	4,696
	National Fuel Gas Co.	5.950%	3/15/35	5,835	5,967
	National Grid plc	5.602%	6/12/28	15,219	15,752
	National Grid plc	5.809%	6/12/33	30,825	32,419
	National Grid USA	5.803%	4/1/35	3,298	3,379
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,194	5,095
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	5,285	5,369
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	7,600	7,600
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,756	4,662
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,868	3,930
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,782	5,915
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	8,141	8,053
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	10,087	10,280
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,619	9,423
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	14,327	14,752
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	1,855	1,897
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,935	7,299
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	9,403	9,640
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,360	1,145
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	7,768	6,606
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,355	2,774
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	15,224	14,503
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	7,692	7,385
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	13,197	14,023
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	675	679
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	5,597	4,715
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	12,955	10,800
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	520	543
[3]	Nevada Power Co.	3.700%	5/1/29	13,345	13,052
[3]	Nevada Power Co.	2.400%	5/1/30	2,850	2,613
[3]	Nevada Power Co.	6.650%	4/1/36	5,077	5,600
[3]	Nevada Power Co.	6.750%	7/1/37	5,614	6,261
[3]	Nevada Power Co.	3.125%	8/1/50	5,144	3,278
[3]	Nevada Power Co.	5.900%	5/1/53	4,770	4,754
	Nevada Power Co.	6.000%	3/15/54	6,450	6,564
	Nevada Power Co.	6.250%	5/15/55	1,550	1,543

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	1,360	1,312
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,135	21,849
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	11,555	11,717
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	13,408	13,596
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,822	8,546
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	19,466	18,185
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	5,175	5,305
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	15,630	16,007
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,234	27,253
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	13,820	14,236
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	29,025	29,284
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	2,620	2,645
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	35,150	35,857
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	3,116	2,879
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	4,321	4,155
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	24,875	25,841
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	14,088	14,521
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	25,605	25,693
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,253	2,153
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,407	3,384
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	120	115
	NiSource Inc.	3.490%	5/15/27	12,781	12,589
	NiSource Inc.	5.250%	3/30/28	6,154	6,299
	NiSource Inc.	5.200%	7/1/29	14,447	14,832
	NiSource Inc.	2.950%	9/1/29	25,120	23,697
	NiSource Inc.	3.600%	5/1/30	11,621	11,162
	NiSource Inc.	1.700%	2/15/31	20,364	17,438
	NiSource Inc.	5.400%	6/30/33	7,811	7,999
	NiSource Inc.	5.350%	4/1/34	13,701	13,942
	NiSource Inc.	5.350%	7/15/35	14,900	15,020
	NiSource Inc.	5.950%	6/15/41	9,149	9,310
	NiSource Inc.	5.250%	2/15/43	2,304	2,154
	NiSource Inc.	5.650%	2/1/45	3,042	2,968
	NiSource Inc.	4.375%	5/15/47	24,457	20,141
	NiSource Inc.	6.375%	3/31/55	6,645	6,691
	NiSource Inc.	5.850%	4/1/55	13,890	13,761
	Northern States Power Co.	2.250%	4/1/31	3,225	2,905
	Northern States Power Co.	5.050%	5/15/35	3,100	3,132
	Northern States Power Co.	6.250%	6/1/36	5,965	6,563
	Northern States Power Co.	6.200%	7/1/37	7,321	7,979
	Northern States Power Co.	5.350%	11/1/39	12,031	12,202
	Northern States Power Co.	3.400%	8/15/42	5,092	3,909
	Northern States Power Co.	4.000%	8/15/45	5,020	4,037
	Northern States Power Co.	3.600%	5/15/46	741	559
	Northern States Power Co.	3.600%	9/15/47	2,732	2,038
	Northern States Power Co.	2.900%	3/1/50	1,711	1,115
	Northern States Power Co.	3.200%	4/1/52	5,841	3,970
	Northern States Power Co.	4.500%	6/1/52	13,600	11,547
	Northern States Power Co.	5.100%	5/15/53	1,377	1,275
	Northern States Power Co.	5.400%	3/15/54	4,700	4,550
	Northern States Power Co.	5.650%	6/15/54	7,076	7,141
	Northern States Power Co.	5.650%	5/15/55	3,400	3,396
	Northwest Natural Holding Co.	7.000%	9/15/55	4,540	4,590
	NorthWestern Corp.	4.176%	11/15/44	9,030	7,340
	NSTAR Electric Co.	3.200%	5/15/27	7,759	7,629
	NSTAR Electric Co.	3.250%	5/15/29	6,143	5,911
	NSTAR Electric Co.	4.850%	3/1/30	6,270	6,378
	NSTAR Electric Co.	3.950%	4/1/30	2,684	2,631
	NSTAR Electric Co.	5.400%	6/1/34	8,550	8,770
	NSTAR Electric Co.	5.200%	3/1/35	4,292	4,330
	NSTAR Electric Co.	5.500%	3/15/40	286	290
	NSTAR Electric Co.	4.950%	9/15/52	3,076	2,736
	OGE Energy Corp.	5.450%	5/15/29	1,105	1,146
	Oglethorpe Power Corp.	5.950%	11/1/39	1,960	2,015
	Oglethorpe Power Corp.	5.375%	11/1/40	12,360	12,076
	Oglethorpe Power Corp.	4.500%	4/1/47	3,265	2,673
	Oglethorpe Power Corp.	5.050%	10/1/48	2,180	1,926
	Oglethorpe Power Corp.	3.750%	8/1/50	610	428
	Oglethorpe Power Corp.	5.250%	9/1/50	2,163	1,924
	Oglethorpe Power Corp.	6.200%	12/1/53	11,275	11,495

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.800%	6/1/54	8,290	8,054
	Oglethorpe Power Corp.	5.900%	2/1/55	7,200	7,073
	Ohio Edison Co.	6.875%	7/15/36	2,710	3,045
[3]	Ohio Power Co.	1.625%	1/15/31	7,430	6,306
	Ohio Power Co.	5.000%	6/1/33	9,771	9,762
	Ohio Power Co.	5.650%	6/1/34	10,710	10,996
	Ohio Power Co.	4.150%	4/1/48	5,625	4,345
	Ohio Power Co.	4.000%	6/1/49	5,935	4,490
[3]	Ohio Power Co.	2.900%	10/1/51	200	122
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,775	5,714
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,897	3,719
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	9,130
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	7,544	7,800
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,357
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,310
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	9,200	8,966
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	2,190	2,185
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	3,424	3,442
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,105	10,150
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,952
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,555	2,675
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	7,625	7,708
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,095	9,366
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	9,913	11,158
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	6,200	5,985
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	5,526	5,459
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	4,246	4,855
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	5,465	5,743
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	3,583	3,654
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,234	10,039
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,424	1,256
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	7,000	6,701
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,341	7,205
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	783	590
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	5,829	4,586
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	18,818	14,023
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	8,694	6,325
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	4,107	2,415
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,892	2,411
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	15,808	14,040
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	6,707	6,276
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	5,078	4,918
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	4,235	4,252
	ONE Gas Inc.	5.100%	4/1/29	10,956	11,235
	ONE Gas Inc.	2.000%	5/15/30	3,895	3,490
	ONE Gas Inc.	4.658%	2/1/44	9,680	8,520
	ONE Gas Inc.	4.500%	11/1/48	7,299	6,111
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,212	9,975
	Pacific Gas & Electric Co.	5.450%	6/15/27	75	76
	Pacific Gas & Electric Co.	2.100%	8/1/27	13,085	12,399
	Pacific Gas & Electric Co.	3.300%	12/1/27	35,164	34,016
	Pacific Gas & Electric Co.	3.000%	6/15/28	9,601	9,122
	Pacific Gas & Electric Co.	3.750%	7/1/28	20,335	19,725
	Pacific Gas & Electric Co.	6.100%	1/15/29	28,666	29,697
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,500	8,637
	Pacific Gas & Electric Co.	4.550%	7/1/30	37,079	36,188
	Pacific Gas & Electric Co.	2.500%	2/1/31	61,320	53,228
	Pacific Gas & Electric Co.	3.250%	6/1/31	12,547	11,274
	Pacific Gas & Electric Co.	5.900%	6/15/32	10,489	10,715
	Pacific Gas & Electric Co.	6.150%	1/15/33	8,990	9,265
	Pacific Gas & Electric Co.	6.400%	6/15/33	12,135	12,676
	Pacific Gas & Electric Co.	5.800%	5/15/34	32,210	32,203
	Pacific Gas & Electric Co.	5.700%	3/1/35	10,586	10,502
	Pacific Gas & Electric Co.	4.500%	7/1/40	54,540	45,371
	Pacific Gas & Electric Co.	3.300%	8/1/40	6,547	4,692
	Pacific Gas & Electric Co.	4.200%	6/1/41	11,858	9,171
	Pacific Gas & Electric Co.	4.600%	6/15/43	4,260	3,376
	Pacific Gas & Electric Co.	4.750%	2/15/44	14,275	11,563
	Pacific Gas & Electric Co.	4.300%	3/15/45	11,486	8,684
	Pacific Gas & Electric Co.	4.250%	3/15/46	8,334	6,194

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.950%	12/1/47	27,822	19,588
	Pacific Gas & Electric Co.	4.950%	7/1/50	49,550	39,928
	Pacific Gas & Electric Co.	5.250%	3/1/52	17,221	14,322
	Pacific Gas & Electric Co.	6.750%	1/15/53	7,494	7,552
	Pacific Gas & Electric Co.	6.700%	4/1/53	15,230	15,263
	Pacific Gas & Electric Co.	5.900%	10/1/54	7,413	6,712
	Pacific Gas & Electric Co.	6.150%	3/1/55	9,380	8,792
	PacifiCorp	5.100%	2/15/29	9,265	9,454
	PacifiCorp	3.500%	6/15/29	24,239	23,421
	PacifiCorp	2.700%	9/15/30	6,553	5,985
	PacifiCorp	5.300%	2/15/31	7,686	7,921
	PacifiCorp	5.450%	2/15/34	2,815	2,855
	PacifiCorp	5.250%	6/15/35	3,987	3,983
	PacifiCorp	6.100%	8/1/36	6,893	7,218
	PacifiCorp	5.750%	4/1/37	9,875	10,054
	PacifiCorp	6.250%	10/15/37	8,280	8,750
	PacifiCorp	6.350%	7/15/38	4,412	4,697
	PacifiCorp	6.000%	1/15/39	7,115	7,339
	PacifiCorp	4.100%	2/1/42	5,780	4,660
	PacifiCorp	4.125%	1/15/49	10,782	8,256
	PacifiCorp	4.150%	2/15/50	25,879	19,741
	PacifiCorp	3.300%	3/15/51	3,300	2,135
	PacifiCorp	2.900%	6/15/52	15,218	9,041
	PacifiCorp	5.350%	12/1/53	6,515	5,865
	PacifiCorp	5.800%	1/15/55	30,570	29,276
	PacifiCorp	7.375%	9/15/55	14,285	14,867
	PECO Energy Co.	4.900%	6/15/33	1,595	1,620
	PECO Energy Co.	3.700%	9/15/47	2,060	1,562
	PECO Energy Co.	3.900%	3/1/48	3,108	2,429
	PECO Energy Co.	3.000%	9/15/49	7,770	5,099
	PECO Energy Co.	2.800%	6/15/50	7,245	4,547
	PECO Energy Co.	3.050%	3/15/51	5,792	3,787
	PECO Energy Co.	2.850%	9/15/51	3,390	2,134
	PECO Energy Co.	4.600%	5/15/52	14,333	12,247
	PECO Energy Co.	4.375%	8/15/52	4,738	3,926
	PECO Energy Co.	5.250%	9/15/54	16,080	15,228
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	2,825	2,595
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	8,150	6,552
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,855
[3]	PG&E Recovery Funding LLC	4.838%	6/1/33	7,349	7,408
[3]	PG&E Recovery Funding LLC	5.256%	1/15/38	19,340	19,537
[3]	PG&E Recovery Funding LLC	5.231%	6/1/42	8,000	7,963
[3]	PG&E Recovery Funding LLC	5.536%	7/15/47	6,020	5,891
[3]	PG&E Recovery Funding LLC	5.529%	6/1/49	10,500	10,314
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	8,911	8,750
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	3,482	3,447
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,804
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,905
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,540
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	13,382
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	17,105	16,236
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,200	2,757
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,198
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,515	1,468
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,016	4,465
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	10,251	10,559
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	11,460	11,515
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,780	2,411
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,735	3,439
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	4,369	2,923
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	2,550	2,262
	Pinnacle West Capital Corp.	4.900%	5/15/28	2,945	2,985
	Pinnacle West Capital Corp.	5.150%	5/15/30	2,650	2,712
	Potomac Electric Power Co.	5.200%	3/15/34	3,735	3,807
	Potomac Electric Power Co.	6.500%	11/15/37	6,787	7,579
	Potomac Electric Power Co.	4.150%	3/15/43	8,464	7,014
	Potomac Electric Power Co.	5.500%	3/15/54	3,410	3,324
	PPL Capital Funding Inc.	5.250%	9/1/34	2,439	2,459
	PPL Electric Utilities Corp.	5.000%	5/15/33	11,820	12,003
	PPL Electric Utilities Corp.	4.850%	2/15/34	8,120	8,130

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Electric Utilities Corp.	6.250%	5/15/39	9,548	10,529
	PPL Electric Utilities Corp.	4.125%	6/15/44	8,930	7,478
	PPL Electric Utilities Corp.	4.150%	10/1/45	6,902	5,736
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,890	1,503
	PPL Electric Utilities Corp.	4.150%	6/15/48	6,807	5,526
	PPL Electric Utilities Corp.	3.000%	10/1/49	7,750	5,090
	Progress Energy Inc.	7.750%	3/1/31	7,183	8,266
	Progress Energy Inc.	6.000%	12/1/39	2,144	2,236
	Public Service Co. of Colorado	3.700%	6/15/28	5,870	5,801
[3]	Public Service Co. of Colorado	1.900%	1/15/31	6,209	5,391
	Public Service Co. of Colorado	1.875%	6/15/31	7,993	6,870
[3]	Public Service Co. of Colorado	4.100%	6/1/32	6,148	5,885
	Public Service Co. of Colorado	5.350%	5/15/34	30,810	31,267
[3]	Public Service Co. of Colorado	6.250%	9/1/37	3,094	3,321
	Public Service Co. of Colorado	3.600%	9/15/42	5,562	4,284
	Public Service Co. of Colorado	4.300%	3/15/44	2,562	2,109
	Public Service Co. of Colorado	3.800%	6/15/47	3,129	2,335
	Public Service Co. of Colorado	4.100%	6/15/48	5,100	3,962
	Public Service Co. of Colorado	4.050%	9/15/49	3,452	2,626
[3]	Public Service Co. of Colorado	3.200%	3/1/50	9,360	6,226
[3]	Public Service Co. of Colorado	2.700%	1/15/51	24,769	14,656
[3]	Public Service Co. of Colorado	4.500%	6/1/52	5,990	4,876
	Public Service Co. of Colorado	5.250%	4/1/53	12,246	11,229
	Public Service Co. of Colorado	5.750%	5/15/54	18,025	17,763
	Public Service Co. of New Hampshire	5.350%	10/1/33	4,060	4,204
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,714	4,138
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,890	4,528
	Public Service Co. of Oklahoma	5.250%	1/15/33	7,500	7,579
	Public Service Co. of Oklahoma	5.200%	1/15/35	15,025	15,025
	Public Service Co. of Oklahoma	5.450%	1/15/36	8,500	8,562
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	7,759	7,611
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,908	1,891
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,465	1,442
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,300	3,187
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,518	5,097
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	6,246	5,717
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	6,075	6,181
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	6,063	6,028
	Public Service Electric & Gas Co.	5.200%	8/1/33	8,645	8,903
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	8,165	8,375
	Public Service Electric & Gas Co.	4.850%	8/1/34	12,280	12,258
[3]	Public Service Electric & Gas Co.	5.050%	3/1/35	2,889	2,922
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	2,626	2,784
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	902	916
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	6,000	4,947
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,450	1,142
[3]	Public Service Electric & Gas Co.	3.800%	1/1/43	2,637	2,110
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	19,730	15,347
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	8,835	6,578
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	16,769	12,981
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,703	1,180
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	2,170	1,474
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,189	5,109
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	11,472	6,111
	Public Service Electric & Gas Co.	5.450%	8/1/53	2,684	2,630
[3]	Public Service Electric & Gas Co.	5.450%	3/1/54	4,529	4,440
	Public Service Electric & Gas Co.	5.300%	8/1/54	11,366	10,893
[3]	Public Service Electric & Gas Co.	5.500%	3/1/55	3,223	3,185
	Public Service Enterprise Group Inc.	5.850%	11/15/27	15,605	16,154
	Public Service Enterprise Group Inc.	5.875%	10/15/28	8,953	9,372
	Public Service Enterprise Group Inc.	5.200%	4/1/29	9,330	9,599
	Public Service Enterprise Group Inc.	1.600%	8/15/30	15,843	13,701
	Public Service Enterprise Group Inc.	6.125%	10/15/33	9,373	9,977
	Public Service Enterprise Group Inc.	5.450%	4/1/34	1,075	1,100
	Puget Energy Inc.	4.100%	6/15/30	7,249	7,008
[8]	Puget Energy Inc.	5.725%	3/15/35	12,182	12,276
	Puget Sound Energy Inc.	5.330%	6/15/34	5,345	5,445
	Puget Sound Energy Inc.	6.274%	3/15/37	4,150	4,472
	Puget Sound Energy Inc.	5.757%	10/1/39	19,558	20,204
	Puget Sound Energy Inc.	5.795%	3/15/40	1,844	1,889

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	4.300%	5/20/45	7,565	6,216
	Puget Sound Energy Inc.	4.223%	6/15/48	8,576	6,846
	Puget Sound Energy Inc.	3.250%	9/15/49	7,394	4,946
	Puget Sound Energy Inc.	5.685%	6/15/54	4,364	4,281
	San Diego Gas & Electric Co.	4.950%	8/15/28	6,465	6,599
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,270	1,106
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	566	509
	San Diego Gas & Electric Co.	5.400%	4/15/35	4,636	4,735
	San Diego Gas & Electric Co.	4.500%	8/15/40	14,495	12,931
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,148
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,541	5,856
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	8,982	6,004
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	4,975	3,125
	San Diego Gas & Electric Co.	5.350%	4/1/53	4,945	4,612
	San Diego Gas & Electric Co.	5.550%	4/15/54	13,075	12,576
[3]	SCE Recovery Funding LLC	4.697%	6/15/40	4,709	4,570
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,508
[3]	SCE Recovery Funding LLC	3.240%	11/15/46	2,200	1,529
[3]	SCE Recovery Funding LLC	5.112%	12/15/47	4,175	3,901
	Sempra	5.400%	8/1/26	2,814	2,841
	Sempra	3.250%	6/15/27	10,528	10,313
	Sempra	3.400%	2/1/28	14,982	14,627
	Sempra	3.700%	4/1/29	4,335	4,224
	Sempra	3.800%	2/1/38	10,481	8,685
	Sempra	6.000%	10/15/39	17,475	17,713
	Sempra	4.000%	2/1/48	5,456	4,028
	Sempra	4.125%	4/1/52	6,179	5,949
	Sempra	6.400%	10/1/54	6,585	6,242
	Sempra	6.875%	10/1/54	22,531	22,785
	Sempra	6.550%	4/1/55	5,470	5,179
	Sempra	6.625%	4/1/55	10,500	10,107
	Sierra Pacific Power Co.	5.900%	3/15/54	6,575	6,595
	Southern California Edison Co.	4.400%	9/6/26	6,145	6,136
	Southern California Edison Co.	4.875%	2/1/27	5,929	5,963
	Southern California Edison Co.	5.850%	11/1/27	6,535	6,697
[3]	Southern California Edison Co.	3.650%	3/1/28	12,602	12,252
	Southern California Edison Co.	5.650%	10/1/28	8,286	8,488
[3]	Southern California Edison Co.	4.200%	3/1/29	10,107	9,895
	Southern California Edison Co.	6.650%	4/1/29	4,060	4,258
	Southern California Edison Co.	5.150%	6/1/29	11,915	12,063
	Southern California Edison Co.	2.850%	8/1/29	5,884	5,446
	Southern California Edison Co.	2.250%	6/1/30	9,096	7,996
[3]	Southern California Edison Co.	2.500%	6/1/31	7,985	6,928
	Southern California Edison Co.	5.450%	6/1/31	6,470	6,589
	Southern California Edison Co.	2.750%	2/1/32	8,938	7,690
	Southern California Edison Co.	5.950%	11/1/32	21,358	21,935
	Southern California Edison Co.	6.000%	1/15/34	9,174	9,404
	Southern California Edison Co.	5.200%	6/1/34	6,203	6,020
[3]	Southern California Edison Co.	5.750%	4/1/35	15,493	15,801
[3]	Southern California Edison Co.	5.350%	7/15/35	9,678	9,433
	Southern California Edison Co.	5.625%	2/1/36	10,595	10,311
[3]	Southern California Edison Co.	5.550%	1/15/37	7,658	7,375
[3]	Southern California Edison Co.	5.950%	2/1/38	10,586	10,577
	Southern California Edison Co.	6.050%	3/15/39	5,776	5,769
	Southern California Edison Co.	5.500%	3/15/40	8,789	8,251
	Southern California Edison Co.	4.500%	9/1/40	8,220	6,870
	Southern California Edison Co.	4.050%	3/15/42	11,855	8,948
[3]	Southern California Edison Co.	3.900%	3/15/43	2,729	2,011
	Southern California Edison Co.	4.650%	10/1/43	9,957	8,045
[3]	Southern California Edison Co.	3.600%	2/1/45	2,005	1,381
	Southern California Edison Co.	4.000%	4/1/47	1,436	1,032
[3]	Southern California Edison Co.	4.125%	3/1/48	12,865	9,340
[3]	Southern California Edison Co.	4.875%	3/1/49	11,255	9,015
	Southern California Edison Co.	3.650%	2/1/50	10,124	6,747
[3]	Southern California Edison Co.	2.950%	2/1/51	4,675	2,728
[3]	Southern California Edison Co.	3.650%	6/1/51	7,250	4,782
	Southern California Edison Co.	3.450%	2/1/52	2,171	1,370
[3]	Southern California Edison Co.	5.450%	6/1/52	7,705	6,647
	Southern California Edison Co.	5.700%	3/1/53	16,583	14,909
	Southern California Edison Co.	5.875%	12/1/53	20,908	19,096

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.750%	4/15/54	13,635	12,208
	Southern California Edison Co.	5.900%	3/1/55	2,340	2,141
	Southern California Gas Co.	2.950%	4/15/27	5,405	5,295
[3]	Southern California Gas Co.	2.550%	2/1/30	13,917	12,794
	Southern California Gas Co.	5.050%	9/1/34	4,635	4,665
	Southern California Gas Co.	5.450%	6/15/35	3,395	3,464
	Southern California Gas Co.	3.750%	9/15/42	5,790	4,485
[3]	Southern California Gas Co.	4.125%	6/1/48	4,180	3,248
[3]	Southern California Gas Co.	4.300%	1/15/49	11,195	8,996
[3]	Southern California Gas Co.	3.950%	2/15/50	7,612	5,707
	Southern California Gas Co.	6.350%	11/15/52	9,410	10,071
	Southern California Gas Co.	5.750%	6/1/53	11,088	10,898
	Southern California Gas Co.	5.600%	4/1/54	2,045	1,993
	Southern California Gas Co.	6.000%	6/15/55	4,170	4,250
	Southern Co.	3.250%	7/1/26	25,980	25,702
	Southern Co.	5.113%	8/1/27	16,980	17,236
[3]	Southern Co.	1.750%	3/15/28	5,623	5,270
	Southern Co.	4.850%	6/15/28	12,280	12,495
	Southern Co.	5.500%	3/15/29	33,765	35,153
[3]	Southern Co.	3.700%	4/30/30	12,840	12,423
	Southern Co.	5.700%	10/15/32	7,864	8,267
	Southern Co.	5.200%	6/15/33	29,873	30,430
	Southern Co.	5.700%	3/15/34	6,490	6,784
	Southern Co.	4.850%	3/15/35	25,715	25,163
	Southern Co.	4.250%	7/1/36	9,615	8,812
	Southern Co.	4.400%	7/1/46	13,689	11,402
[3]	Southern Co.	3.750%	9/15/51	16,600	16,357
[3]	Southern Co.	6.375%	3/15/55	23,352	24,056
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,027	5,185
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	29,467	29,943
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	9,905	10,388
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	6,730	6,661
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,840	6,998
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	6,051	5,082
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,910	4,543
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,144	9,877
[3]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	1,184	756
	Southern Power Co.	5.150%	9/15/41	11,761	11,101
	Southern Power Co.	5.250%	7/15/43	4,015	3,763
[3]	Southern Power Co.	4.950%	12/15/46	5,205	4,507
	Southwest Gas Corp.	5.800%	12/1/27	2,535	2,616
	Southwest Gas Corp.	3.700%	4/1/28	6,700	6,566
	Southwest Gas Corp.	2.200%	6/15/30	6,760	6,075
	Southwest Gas Corp.	4.050%	3/15/32	7,064	6,699
	Southwest Gas Corp.	3.800%	9/29/46	1,245	914
	Southwest Gas Corp.	4.150%	6/1/49	4,560	3,473
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	6,113	5,983
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	18,470	18,292
	Southwestern Electric Power Co.	5.300%	4/1/33	6,880	6,933
	Southwestern Electric Power Co.	6.200%	3/15/40	9,547	9,961
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	10,285	7,736
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	8,307	6,070
	Southwestern Electric Power Co.	3.250%	11/1/51	16,490	10,629
	Southwestern Public Service Co.	5.300%	5/15/35	8,825	8,850
	Southwestern Public Service Co.	4.500%	8/15/41	6,593	5,720
	Southwestern Public Service Co.	3.400%	8/15/46	16,190	11,255
	Southwestern Public Service Co.	3.700%	8/15/47	7,716	5,652
[3]	Southwestern Public Service Co.	4.400%	11/15/48	4,747	3,802
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	4,872
[3]	Southwestern Public Service Co.	3.150%	5/1/50	7,395	4,817
	Southwestern Public Service Co.	6.000%	6/1/54	2,905	2,935
	Spire Missouri Inc.	4.800%	2/15/33	4,250	4,233
[3]	Spire Missouri Inc.	5.150%	8/15/34	4,225	4,293
	System Energy Resources Inc.	5.300%	12/15/34	5,290	5,229
	Tampa Electric Co.	4.900%	3/1/29	3,933	4,014
	Tampa Electric Co.	2.400%	3/15/31	5,210	4,670
	Tampa Electric Co.	5.150%	3/1/35	3,223	3,240
	Tampa Electric Co.	4.350%	5/15/44	708	594
	Tampa Electric Co.	4.300%	6/15/48	14,281	11,499
	Tampa Electric Co.	4.450%	6/15/49	3,120	2,563

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	3.625%	6/15/50	6,482	4,614
	Tampa Electric Co.	5.000%	7/15/52	4,735	4,191
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,256
	Tucson Electric Power Co.	1.500%	8/1/30	5,416	4,673
	Tucson Electric Power Co.	3.250%	5/15/32	4,871	4,412
	Tucson Electric Power Co.	5.200%	9/15/34	5,045	5,067
	Tucson Electric Power Co.	4.000%	6/15/50	8,500	6,393
	Tucson Electric Power Co.	5.500%	4/15/53	5,065	4,812
	Tucson Electric Power Co.	5.900%	4/15/55	4,051	4,032
	Union Electric Co.	2.950%	6/15/27	7,780	7,627
	Union Electric Co.	3.500%	3/15/29	7,264	7,089
	Union Electric Co.	2.950%	3/15/30	10,359	9,775
	Union Electric Co.	2.150%	3/15/32	8,323	7,169
	Union Electric Co.	5.200%	4/1/34	11,066	11,255
	Union Electric Co.	5.250%	4/15/35	6,805	6,946
	Union Electric Co.	5.300%	8/1/37	4,919	4,972
	Union Electric Co.	8.450%	3/15/39	3,015	3,846
	Union Electric Co.	3.650%	4/15/45	11,210	8,589
	Union Electric Co.	4.000%	4/1/48	13,195	10,335
	Union Electric Co.	3.250%	10/1/49	4,551	3,126
	Union Electric Co.	2.625%	3/15/51	7,991	4,751
	Union Electric Co.	3.900%	4/1/52	9,851	7,498
	Union Electric Co.	5.450%	3/15/53	9,076	8,751
	Union Electric Co.	5.125%	3/15/55	4,151	3,847
	United Utilities plc	6.875%	8/15/28	16,966	18,210
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	16,804	16,518
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	34,876	34,506
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	24,103	23,963
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	11,894	11,289
	Virginia Electric & Power Co.	2.300%	11/15/31	2,199	1,923
	Virginia Electric & Power Co.	2.400%	3/30/32	9,770	8,490
	Virginia Electric & Power Co.	5.000%	4/1/33	11,004	11,116
	Virginia Electric & Power Co.	5.300%	8/15/33	8,067	8,237
	Virginia Electric & Power Co.	5.050%	8/15/34	5,925	5,942
	Virginia Electric & Power Co.	5.150%	3/15/35	6,665	6,694
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,293	2,418
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	9,929	10,441
	Virginia Electric & Power Co.	6.350%	11/30/37	7,546	8,122
	Virginia Electric & Power Co.	4.000%	1/15/43	7,460	6,030
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	9,543	8,370
	Virginia Electric & Power Co.	4.450%	2/15/44	12,832	10,891
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	11,262	9,191
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	7,367	5,706
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	10,346	7,769
	Virginia Electric & Power Co.	4.600%	12/1/48	8,960	7,599
	Virginia Electric & Power Co.	3.300%	12/1/49	2,715	1,821
	Virginia Electric & Power Co.	2.450%	12/15/50	4,230	2,380
	Virginia Electric & Power Co.	2.950%	11/15/51	22,102	13,791
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	4,995	4,213
	Virginia Electric & Power Co.	5.450%	4/1/53	8,733	8,305
	Virginia Electric & Power Co.	5.700%	8/15/53	8,713	8,593
	Virginia Electric & Power Co.	5.550%	8/15/54	1,465	1,417
	Virginia Electric & Power Co.	5.650%	3/15/55	6,500	6,406
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	1,722	1,731
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	10,225	10,376
[3]	Washington Gas Light Co.	3.796%	9/15/46	5,685	4,275
[3]	Washington Gas Light Co.	3.650%	9/15/49	8,200	5,886
	WEC Energy Group Inc.	5.600%	9/12/26	2,344	2,376
	WEC Energy Group Inc.	5.150%	10/1/27	3,202	3,261
	WEC Energy Group Inc.	1.375%	10/15/27	6,086	5,705
	WEC Energy Group Inc.	4.750%	1/15/28	5,308	5,367
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,399
	WEC Energy Group Inc.	1.800%	10/15/30	2,896	2,538
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,105	3,841
	Wisconsin Electric Power Co.	5.000%	5/15/29	3,550	3,643
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,260	7,334
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,405	1,493
	Wisconsin Electric Power Co.	4.600%	10/1/34	2,705	2,673
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,295	1,372
	Wisconsin Electric Power Co.	4.300%	10/15/48	9,665	7,891

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	5.050%	10/1/54	4,050	3,643
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,050	2,968
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,819	4,575
	Wisconsin Power & Light Co.	4.950%	4/1/33	4,000	4,008
	Wisconsin Power & Light Co.	5.375%	3/30/34	12,505	12,786
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,734
	Wisconsin Power & Light Co.	3.650%	4/1/50	5,355	3,826
	Wisconsin Public Service Corp.	4.550%	12/1/29	3,900	3,946
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,764	2,932
	Wisconsin Public Service Corp.	4.752%	11/1/44	110	98
	Wisconsin Public Service Corp.	3.300%	9/1/49	3,455	2,367
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,095	3,746
	Xcel Energy Inc.	3.350%	12/1/26	6,215	6,126
	Xcel Energy Inc.	1.750%	3/15/27	9,932	9,504
	Xcel Energy Inc.	4.000%	6/15/28	8,227	8,163
	Xcel Energy Inc.	2.600%	12/1/29	22,220	20,571
	Xcel Energy Inc.	3.400%	6/1/30	18,808	17,848
	Xcel Energy Inc.	2.350%	11/15/31	3,587	3,109
	Xcel Energy Inc.	4.600%	6/1/32	11,060	10,819
	Xcel Energy Inc.	5.450%	8/15/33	11,484	11,730
	Xcel Energy Inc.	5.600%	4/15/35	12,183	12,430
	Xcel Energy Inc.	6.500%	7/1/36	9,728	10,470
	Xcel Energy Inc.	3.500%	12/1/49	8,836	6,057
					9,150,928
Total Corporate Bonds (Cost $96,872,956)					91,469,791
Sovereign Bonds (3.3%)
[3]	African Development Bank	0.875%	7/22/26	36,078	34,927
	African Development Bank	4.625%	1/4/27	26,580	26,870
	African Development Bank	4.125%	2/25/27	26,645	26,755
[3]	African Development Bank	4.375%	11/3/27	45,330	45,937
	African Development Bank	4.375%	3/14/28	26,910	27,335
	African Development Bank	3.875%	6/12/28	23,270	23,352
	African Development Bank	3.500%	9/18/29	27,575	27,225
	African Development Bank	4.000%	3/18/30	15,095	15,201
	African Development Bank	4.500%	6/12/35	6,065	6,154
[3]	African Development Bank	5.750%	Perpetual	2,945	2,826
[3]	Asian Development Bank	1.750%	8/14/26	4,025	3,929
[3]	Asian Development Bank	2.625%	1/12/27	24,882	24,426
[3]	Asian Development Bank	4.125%	1/12/27	47,460	47,645
[3]	Asian Development Bank	1.500%	1/20/27	64,257	61,992
[3]	Asian Development Bank	3.125%	8/20/27	40,978	40,453
[3]	Asian Development Bank	2.500%	11/2/27	43,726	42,506
[3]	Asian Development Bank	4.375%	1/14/28	11,448	11,619
[3]	Asian Development Bank	2.750%	1/19/28	25,552	24,936
[3]	Asian Development Bank	3.750%	4/25/28	47,894	47,902
[3]	Asian Development Bank	1.250%	6/9/28	11,125	10,356
	Asian Development Bank	5.820%	6/16/28	5,510	5,817
[3]	Asian Development Bank	4.500%	8/25/28	56,725	57,963
[3]	Asian Development Bank	3.125%	9/26/28	12,085	11,851
[3]	Asian Development Bank	4.875%	9/26/28	255	257
[3]	Asian Development Bank	4.375%	3/6/29	40,380	41,206
[3]	Asian Development Bank	3.625%	8/28/29	45,184	44,887
[3]	Asian Development Bank	1.750%	9/19/29	42,077	38,729
[3]	Asian Development Bank	1.875%	1/24/30	27,571	25,332
[3]	Asian Development Bank	4.125%	5/30/30	54,288	54,961
[3]	Asian Development Bank	0.750%	10/8/30	27,757	23,649
[3]	Asian Development Bank	1.500%	3/4/31	33,507	29,399
	Asian Development Bank	3.125%	4/27/32	23,580	22,291
[3]	Asian Development Bank	3.875%	9/28/32	18,685	18,461
[3]	Asian Development Bank	4.000%	1/12/33	36,390	36,169
[3]	Asian Development Bank	3.875%	6/14/33	29,625	29,129
[3]	Asian Development Bank	4.125%	1/12/34	34,080	33,851
	Asian Development Bank	4.375%	3/22/35	49,225	49,654
	Asian Infrastructure Investment Bank	4.875%	9/14/26	24,930	25,203
	Asian Infrastructure Investment Bank	3.750%	9/14/27	26,875	26,881
	Asian Infrastructure Investment Bank	4.000%	1/18/28	33,170	33,380
	Asian Infrastructure Investment Bank	4.125%	1/18/29	29,260	29,590
	Asian Infrastructure Investment Bank	4.500%	1/16/30	25,982	26,691

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	14,670	14,696
	Asian Infrastructure Investment Bank	4.500%	5/21/35	2,995	3,053
	Canadian Government Bond	3.750%	4/26/28	40,365	40,408
	Canadian Government Bond	4.625%	4/30/29	27,980	28,813
	Canadian Government Bond	4.000%	3/18/30	41,986	42,311
	Corp. Andina de Fomento	2.250%	2/8/27	8,415	8,165
	Corp. Andina de Fomento	6.000%	4/26/27	15,095	15,573
	Corp. Andina de Fomento	4.125%	1/7/28	5,690	5,695
	Corp. Andina de Fomento	4.125%	6/30/28	8,817	8,833
	Corp. Andina de Fomento	5.000%	1/24/29	12,800	13,149
	Corp. Andina de Fomento	5.000%	1/22/30	21,449	22,112
	Council of Europe Development Bank	0.875%	9/22/26	20,682	19,938
	Council of Europe Development Bank	4.625%	6/11/27	10,704	10,862
	Council of Europe Development Bank	3.625%	1/26/28	19,400	19,330
[3]	Council of Europe Development Bank	3.625%	5/8/28	5,220	5,204
	Council of Europe Development Bank	4.125%	1/24/29	12,680	12,811
	Council of Europe Development Bank	4.500%	1/15/30	22,400	23,003
	Equinor ASA	3.000%	4/6/27	8,885	8,740
	Equinor ASA	7.250%	9/23/27	7,510	8,013
	Equinor ASA	3.625%	9/10/28	21,596	21,300
[8]	Equinor ASA	6.500%	12/1/28	975	1,046
	Equinor ASA	3.125%	4/6/30	29,370	28,014
	Equinor ASA	2.375%	5/22/30	16,782	15,392
	Equinor ASA	3.625%	4/6/40	8,381	6,992
	Equinor ASA	5.100%	8/17/40	6,771	6,686
	Equinor ASA	4.250%	11/23/41	12,554	11,082
	Equinor ASA	3.950%	5/15/43	17,445	14,607
	Equinor ASA	4.800%	11/8/43	11,385	10,519
	Equinor ASA	3.250%	11/18/49	24,562	17,153
	Equinor ASA	3.700%	4/6/50	13,309	10,040
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	18,775	19,064
	European Bank for Reconstruction & Development	4.125%	1/25/29	22,930	23,181
[3]	European Bank for Reconstruction & Development	4.250%	3/13/34	16,040	16,027
	European Investment Bank	0.750%	10/26/26	8,832	8,478
[3]	European Investment Bank	1.375%	3/15/27	47,280	45,391
	European Investment Bank	4.375%	3/19/27	54,310	54,809
	European Investment Bank	2.375%	5/24/27	20,810	20,272
	European Investment Bank	0.625%	10/21/27	5,064	4,720
	European Investment Bank	3.250%	11/15/27	29,252	28,936
	European Investment Bank	3.875%	3/15/28	66,158	66,413
	European Investment Bank	3.875%	6/15/28	56,555	56,802
	European Investment Bank	4.500%	10/16/28	45,012	46,065
	European Investment Bank	4.000%	2/15/29	42,770	43,105
	European Investment Bank	1.750%	3/15/29	2,405	2,239
	European Investment Bank	4.750%	6/15/29	143,721	148,815
	European Investment Bank	1.625%	10/9/29	16,751	15,336
	European Investment Bank	3.750%	11/15/29	65,340	65,212
	European Investment Bank	4.500%	3/14/30	82,957	85,366
	European Investment Bank	0.875%	5/17/30	10,708	9,311
	European Investment Bank	3.625%	7/15/30	59,485	58,880
	European Investment Bank	0.750%	9/23/30	23,600	20,166
	European Investment Bank	1.250%	2/14/31	11,566	10,037
	European Investment Bank	4.375%	10/10/31	54,057	55,240
	European Investment Bank	4.250%	8/16/32	134,260	135,997
	European Investment Bank	3.750%	2/14/33	36,286	35,546
	European Investment Bank	4.125%	2/13/34	58,830	58,509
	European Investment Bank	4.625%	2/12/35	51,558	53,064
	European Investment Bank	4.875%	2/15/36	35,375	37,096
[9]	Export Development Canada	3.000%	5/25/27	26,070	25,673
[9]	Export Development Canada	3.750%	9/7/27	32,050	32,041
[9]	Export Development Canada	3.875%	2/14/28	30,655	30,747
[9]	Export Development Canada	4.125%	2/13/29	43,755	44,246
[9]	Export Development Canada	4.000%	6/20/30	22,895	23,044
[9]	Export Development Canada	4.750%	6/5/34	13,140	13,611
	Export-Import Bank of Korea	3.250%	8/12/26	4,204	4,160
	Export-Import Bank of Korea	4.625%	1/11/27	12,355	12,447
	Export-Import Bank of Korea	1.625%	1/18/27	9,925	9,551
	Export-Import Bank of Korea	2.375%	4/21/27	6,180	5,993
	Export-Import Bank of Korea	4.000%	9/11/27	9,480	9,455
	Export-Import Bank of Korea	4.250%	9/15/27	13,000	13,025

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.125%	10/17/27	6,600	6,597
	Export-Import Bank of Korea	5.000%	1/11/28	19,449	19,850
	Export-Import Bank of Korea	4.625%	1/14/28	11,700	11,840
	Export-Import Bank of Korea	4.500%	1/11/29	7,255	7,331
	Export-Import Bank of Korea	4.000%	9/11/29	11,975	11,894
	Export-Import Bank of Korea	4.875%	1/14/30	6,500	6,686
	Export-Import Bank of Korea	1.250%	9/21/30	7,925	6,840
	Export-Import Bank of Korea	1.375%	2/9/31	6,090	5,237
	Export-Import Bank of Korea	2.125%	1/18/32	13,939	12,019
	Export-Import Bank of Korea	4.500%	9/15/32	6,885	6,850
	Export-Import Bank of Korea	5.125%	1/11/33	13,540	13,948
	Export-Import Bank of Korea	5.125%	9/18/33	11,280	11,641
	Export-Import Bank of Korea	4.625%	1/11/34	5,615	5,595
	Export-Import Bank of Korea	5.250%	1/14/35	9,925	10,364
	Export-Import Bank of Korea	2.500%	6/29/41	13,595	9,611
[3]	Hong Kong Government International Bond	1.750%	11/24/31	12,515	10,684
[3]	Hydro-Quebec	8.500%	12/1/29	5,476	6,422
	Inter-American Development Bank	2.000%	7/23/26	27,111	26,559
	Inter-American Development Bank	1.500%	1/13/27	6,830	6,591
	Inter-American Development Bank	4.375%	2/1/27	35,010	35,280
	Inter-American Development Bank	2.375%	7/7/27	58,228	56,658
	Inter-American Development Bank	0.625%	9/16/27	42,491	39,692
	Inter-American Development Bank	4.000%	1/12/28	74,260	74,699
	Inter-American Development Bank	1.125%	7/20/28	27,290	25,228
	Inter-American Development Bank	3.125%	9/18/28	46,568	45,659
	Inter-American Development Bank	4.125%	2/15/29	34,175	34,557
	Inter-American Development Bank	2.250%	6/18/29	27,037	25,497
	Inter-American Development Bank	4.500%	2/15/30	21,693	22,303
[3]	Inter-American Development Bank	1.125%	1/13/31	39,995	34,484
[3]	Inter-American Development Bank	3.625%	9/17/31	21,890	21,434
[3]	Inter-American Development Bank	3.500%	4/12/33	34,928	33,483
[3]	Inter-American Development Bank	4.500%	9/13/33	41,455	42,306
	Inter-American Development Bank	4.375%	7/17/34	29,495	29,789
[3]	Inter-American Development Bank	3.875%	10/28/41	8,005	7,078
	Inter-American Development Bank	3.200%	8/7/42	12,398	9,928
	Inter-American Development Bank	4.375%	1/24/44	13,262	12,328
	Inter-American Investment Corp.	3.625%	2/17/27	3,495	3,477
	Inter-American Investment Corp.	4.125%	2/15/28	17,080	17,197
	Inter-American Investment Corp.	4.750%	9/19/28	8,560	8,787
	Inter-American Investment Corp.	4.250%	2/14/29	12,895	13,044
	Inter-American Investment Corp.	4.250%	4/1/30	21,350	21,620
	International Bank for Reconstruction & Development	0.875%	7/15/26	42,231	40,915
	International Bank for Reconstruction & Development	4.000%	8/27/26	22,816	22,831
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	13,064	12,725
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	46,538	45,217
	International Bank for Reconstruction & Development	0.750%	11/24/27	66,690	62,139
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	41,467	38,875
	International Bank for Reconstruction & Development	3.625%	5/5/28	51,804	51,653
	International Bank for Reconstruction & Development	3.500%	7/12/28	71,740	71,224
	International Bank for Reconstruction & Development	4.625%	8/1/28	62,480	64,037
	International Bank for Reconstruction & Development	1.125%	9/13/28	38,184	35,167
	International Bank for Reconstruction & Development	3.625%	9/21/29	41,440	41,142
	International Bank for Reconstruction & Development	3.875%	10/16/29	37,634	37,723
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	21,069	19,354
	International Bank for Reconstruction & Development	3.875%	2/14/30	95,958	96,132
	International Bank for Reconstruction & Development	4.125%	3/20/30	85,715	86,775
	International Bank for Reconstruction & Development	0.875%	5/14/30	29,237	25,417
	International Bank for Reconstruction & Development	4.000%	7/25/30	53,870	54,220
	International Bank for Reconstruction & Development	0.750%	8/26/30	58,250	49,824
	International Bank for Reconstruction & Development	4.000%	1/10/31	41,015	41,184
	International Bank for Reconstruction & Development	1.250%	2/10/31	64,267	55,675
	International Bank for Reconstruction & Development	4.500%	4/10/31	72,372	74,481
	International Bank for Reconstruction & Development	1.625%	11/3/31	119,276	103,461
[3]	International Bank for Reconstruction & Development	4.625%	1/15/32	94,280	97,504
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,851	27,156
	International Bank for Reconstruction & Development	4.000%	5/6/32	65,940	65,752
	International Bank for Reconstruction & Development	4.750%	11/14/33	28,326	29,421
[3]	International Bank for Reconstruction & Development	5.750%	5/2/34	50	50
	International Bank for Reconstruction & Development	3.875%	8/28/34	59,118	57,473
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,842	11,202

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	International Finance Corp.	0.750%	10/8/26	1,325	1,274
[3]	International Finance Corp.	4.375%	1/15/27	22,400	22,568
[3]	International Finance Corp.	4.500%	1/21/28	21,245	21,635
[3]	International Finance Corp.	4.500%	7/13/28	21,081	21,530
[3]	International Finance Corp.	4.250%	7/2/29	33,245	33,798
[3]	International Finance Corp.	3.875%	7/2/30	30,540	30,592
	International Finance Corp.	0.750%	8/27/30	13,300	11,376
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	31,346	30,616
[10]	Japan Bank for International Cooperation	1.625%	1/20/27	1,000	964
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	35,642	34,907
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	10,842	10,615
[10]	Japan Bank for International Cooperation	4.625%	7/22/27	29,360	29,745
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	36,110	35,145
[6,10]	Japan Bank for International Cooperation	3.875%	7/3/28	15,030	15,034
[10]	Japan Bank for International Cooperation	4.625%	7/19/28	10,700	10,921
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	19,409	19,045
[10]	Japan Bank for International Cooperation	4.875%	10/18/28	2,475	2,549
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	22,570	22,271
[10]	Japan Bank for International Cooperation	2.125%	2/16/29	25,193	23,629
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	12,813	11,809
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	14,808	12,726
[10]	Japan Bank for International Cooperation	4.375%	1/24/31	5,123	5,192
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	22,459	19,890
[10]	Japan Bank for International Cooperation	4.625%	4/17/34	6,815	6,916
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,955	11,671
[10]	Japan International Cooperation Agency	3.250%	5/25/27	29,575	29,123
[10]	Japan International Cooperation Agency	4.000%	5/23/28	10,875	10,877
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,695	5,595
[10]	Japan International Cooperation Agency	4.750%	5/21/29	6,237	6,392
[10]	Japan International Cooperation Agency	4.250%	5/22/30	3,926	3,960
[10]	Japan International Cooperation Agency	1.000%	7/22/30	5,141	4,415
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,575	3,124
[11]	KFW	4.625%	8/7/26	60,645	61,068
[11]	KFW	1.000%	10/1/26	62,724	60,515
[11]	KFW	4.375%	3/1/27	49,575	50,016
[11]	KFW	3.000%	5/20/27	36,990	36,458
[11]	KFW	4.000%	6/28/27	61,430	61,696
[11]	KFW	3.500%	8/27/27	25,715	25,587
[11]	KFW	3.750%	2/15/28	62,869	62,914
[11]	KFW	2.875%	4/3/28	29,294	28,649
[3,11]	KFW	3.875%	5/15/28	50,935	51,153
[11]	KFW	3.875%	6/15/28	61,455	61,721
[11]	KFW	4.000%	3/15/29	23,138	23,317
[11]	KFW	1.750%	9/14/29	20,107	18,533
[11]	KFW	4.625%	3/18/30	15,463	16,005
[11]	KFW	3.750%	7/15/30	52,977	52,785
[11]	KFW	0.750%	9/30/30	35,025	29,920
[11]	KFW	4.750%	10/29/30	20,910	21,785
[11]	KFW	4.125%	7/15/33	55,120	54,951
[11]	KFW	4.375%	2/28/34	21,220	21,459
[11]	KFW	0.000%	4/18/36	17,804	11,132
[11]	KFW	0.000%	6/29/37	37,190	21,940
	Korea Development Bank	2.000%	9/12/26	5,885	5,735
	Korea Development Bank	5.375%	10/23/26	9,180	9,319
	Korea Development Bank	4.625%	2/15/27	15,125	15,239
	Korea Development Bank	2.250%	2/24/27	60	58
	Korea Development Bank	1.375%	4/25/27	8,805	8,384
	Korea Development Bank	4.125%	10/16/27	7,060	7,057
	Korea Development Bank	4.625%	2/3/28	13,750	13,918
	Korea Development Bank	4.375%	2/15/28	29,410	29,609
	Korea Development Bank	5.375%	10/23/28	6,865	7,125
	Korea Development Bank	4.500%	2/15/29	16,180	16,353
	Korea Development Bank	4.875%	2/3/30	13,400	13,780
	Korea Development Bank	1.625%	1/19/31	4,000	3,488
	Korea Development Bank	2.000%	10/25/31	10,861	9,544
	Korea Development Bank	4.375%	2/15/33	14,350	14,084
	Korea Development Bank	5.625%	10/23/33	7,465	7,944
[3,11]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,695	18,260
[11]	Landwirtschaftliche Rentenbank	3.875%	9/28/27	2,346	2,352
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,158	15,700

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	21,605	21,685
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	19,481	20,050
[11]	Landwirtschaftliche Rentenbank	4.125%	5/28/30	7,760	7,865
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	29,660	25,519
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	13,000	13,689
	Nordic Investment Bank	4.375%	3/14/28	36,285	36,851
	Nordic Investment Bank	4.250%	2/28/29	19,300	19,601
	Nordic Investment Bank	3.750%	5/9/30	22,317	22,239
[12]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	12,845	13,015
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	21,743	22,084
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,295	18,234
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	24,120	24,404
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	5,179	5,214
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	14,349	14,494
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	14,205	14,158
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	17,328	17,778
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	16,272	16,274
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	31,925	31,846
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	25,974	27,415
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	13,924	16,605
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	12,110	12,416
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	9,116	7,723
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	50,975	47,026
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	34,660	30,710
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	9,890	8,953
	Province of Alberta	3.300%	3/15/28	21,973	21,644
	Province of Alberta	4.500%	6/26/29	17,235	17,584
	Province of Alberta	1.300%	7/22/30	45,953	40,265
	Province of Alberta	4.500%	1/24/34	15,985	15,967
	Province of British Columbia	0.900%	7/20/26	23,364	22,612
	Province of British Columbia	4.700%	1/24/28	40,837	41,660
	Province of British Columbia	4.800%	11/15/28	20,230	20,787
	Province of British Columbia	4.900%	4/24/29	38,640	39,945
	Province of British Columbia	1.300%	1/29/31	21,756	18,731
	Province of British Columbia	4.200%	7/6/33	22,010	21,610
	Province of British Columbia	4.750%	6/12/34	42,626	43,270
	Province of British Columbia	4.800%	6/11/35	29,903	30,303
	Province of British Columbia	7.250%	9/1/36	2,181	2,642
[3]	Province of Manitoba	1.500%	10/25/28	11,515	10,659
	Province of Manitoba	4.300%	7/27/33	15,040	14,816
	Province of Manitoba	4.900%	5/31/34	11,379	11,648
	Province of New Brunswick	3.625%	2/24/28	6,320	6,262
	Province of Ontario	3.100%	5/19/27	43,187	42,553
	Province of Ontario	1.050%	5/21/27	2,715	2,575
	Province of Ontario	4.200%	1/18/29	29,295	29,563
	Province of Ontario	3.700%	9/17/29	37,195	36,823
	Province of Ontario	2.000%	10/2/29	32,800	30,308
	Province of Ontario	4.700%	1/15/30	31,539	32,482
	Province of Ontario	1.125%	10/7/30	27,190	23,454
	Province of Ontario	1.600%	2/25/31	46,530	40,727
	Province of Ontario	1.800%	10/14/31	40,075	34,715
[3]	Province of Ontario	2.125%	1/21/32	3,869	3,399
	Province of Ontario	5.050%	4/24/34	24,429	25,345
	Province of Ontario	4.850%	6/11/35	2,376	2,420
	Province of Quebec	2.750%	4/12/27	47,265	46,293
	Province of Quebec	3.625%	4/13/28	19,405	19,286
	Province of Quebec	4.500%	4/3/29	36,440	37,166
[3]	Province of Quebec	7.500%	9/15/29	19,428	22,045
	Province of Quebec	1.350%	5/28/30	14,862	13,112
	Province of Quebec	1.900%	4/21/31	90,075	79,836
	Province of Quebec	4.500%	9/8/33	20,505	20,536
	Province of Quebec	4.250%	9/5/34	12,205	11,925
	Province of Saskatchewan	3.250%	6/8/27	10,346	10,216
	Province of Saskatchewan	4.650%	1/28/30	11,100	11,390
[3]	Republic of Chile	2.750%	1/31/27	22,357	21,781
[3]	Republic of Chile	3.240%	2/6/28	26,886	26,134
[3]	Republic of Chile	4.850%	1/22/29	14,035	14,233
[3]	Republic of Chile	2.450%	1/31/31	24,213	21,618
[3]	Republic of Chile	2.550%	1/27/32	16,461	14,439
[3]	Republic of Chile	2.550%	7/27/33	35,834	30,216

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Chile	3.500%	1/31/34	19,365	17,360
[3]	Republic of Chile	4.950%	1/5/36	22,612	22,194
[3]	Republic of Chile	5.650%	1/13/37	26,165	27,010
[3]	Republic of Chile	3.100%	5/7/41	37,934	28,212
[3]	Republic of Chile	4.340%	3/7/42	26,545	22,981
[3]	Republic of Chile	3.500%	1/25/50	31,286	22,278
[3]	Republic of Chile	4.000%	1/31/52	18,170	14,021
[3]	Republic of Chile	5.330%	1/5/54	15,732	14,775
[3]	Republic of Chile	3.100%	1/22/61	26,591	16,105
[3]	Republic of Chile	3.250%	9/21/71	14,773	8,979
[3]	Republic of Hungary	7.625%	3/29/41	21,542	24,236
[3]	Republic of Indonesia	4.150%	9/20/27	5,132	5,127
	Republic of Indonesia	3.500%	1/11/28	17,667	17,387
[3]	Republic of Indonesia	4.550%	1/11/28	13,703	13,816
	Republic of Indonesia	4.100%	4/24/28	20,537	20,505
	Republic of Indonesia	4.750%	2/11/29	21,482	21,873
[3]	Republic of Indonesia	4.400%	3/10/29	12,030	12,104
	Republic of Indonesia	3.400%	9/18/29	10,582	10,233
[3]	Republic of Indonesia	5.250%	1/15/30	11,600	12,023
	Republic of Indonesia	2.850%	2/14/30	15,520	14,530
	Republic of Indonesia	3.850%	10/15/30	21,732	21,165
	Republic of Indonesia	1.850%	3/12/31	17,551	15,185
[3]	Republic of Indonesia	2.150%	7/28/31	8,359	7,284
[3]	Republic of Indonesia	3.550%	3/31/32	13,805	12,875
[3]	Republic of Indonesia	4.650%	9/20/32	13,510	13,404
[3]	Republic of Indonesia	4.850%	1/11/33	15,330	15,368
[3]	Republic of Indonesia	4.700%	2/10/34	7,980	7,840
[3]	Republic of Indonesia	4.750%	9/10/34	14,540	14,269
[3]	Republic of Indonesia	5.600%	1/15/35	14,690	15,331
	Republic of Indonesia	4.350%	1/11/48	30,406	25,422
	Republic of Indonesia	5.350%	2/11/49	13,910	13,426
	Republic of Indonesia	3.700%	10/30/49	11,715	8,746
	Republic of Indonesia	3.500%	2/14/50	9,940	7,111
	Republic of Indonesia	4.200%	10/15/50	22,030	17,756
	Republic of Indonesia	3.050%	3/12/51	21,870	14,382
[3]	Republic of Indonesia	4.300%	3/31/52	9,710	7,869
[3]	Republic of Indonesia	5.450%	9/20/52	6,750	6,506
[3]	Republic of Indonesia	5.650%	1/11/53	10,215	10,109
[3]	Republic of Indonesia	5.100%	2/10/54	13,400	12,438
[3]	Republic of Indonesia	5.150%	9/10/54	2,045	1,921
[3]	Republic of Indonesia	3.200%	9/23/61	7,776	4,880
	Republic of Indonesia	4.450%	4/15/70	12,364	9,808
	Republic of Indonesia	3.350%	3/12/71	11,145	6,975
[3]	Republic of Italy	2.875%	10/17/29	22,968	21,607
[3]	Republic of Italy	5.375%	6/15/33	31,555	32,918
[3]	Republic of Italy	4.000%	10/17/49	27,585	19,936
[3]	Republic of Italy	3.875%	5/6/51	37,277	25,559
	Republic of Korea	2.750%	1/19/27	35,077	34,424
	Republic of Korea	3.500%	9/20/28	960	945
	Republic of Korea	2.500%	6/19/29	13,110	12,382
	Republic of Korea	4.500%	7/3/29	13,885	14,123
	Republic of Korea	1.000%	9/16/30	10,685	9,166
	Republic of Korea	1.750%	10/15/31	7,135	6,203
	Republic of Korea	4.125%	6/10/44	10,573	9,185
	Republic of Korea	3.875%	9/20/48	6,728	5,479
	Republic of Panama	8.875%	9/30/27	12,838	13,916
[3]	Republic of Panama	3.875%	3/17/28	15,137	14,670
	Republic of Panama	9.375%	4/1/29	11,934	13,458
[3]	Republic of Panama	3.160%	1/23/30	22,282	20,078
[3]	Republic of Panama	7.500%	3/1/31	15,715	16,747
[3]	Republic of Panama	2.252%	9/29/32	43,858	33,470
[3]	Republic of Panama	3.298%	1/19/33	3,691	3,008
[3]	Republic of Panama	6.400%	2/14/35	28,545	27,794
[3]	Republic of Panama	6.700%	1/26/36	26,275	26,138
[3]	Republic of Panama	6.875%	1/31/36	14,860	14,810
[3]	Republic of Panama	8.000%	3/1/38	8,255	8,837
[3]	Republic of Panama	4.500%	5/15/47	11,719	8,089
[3]	Republic of Panama	4.500%	4/16/50	36,373	24,535
[3]	Republic of Panama	4.300%	4/29/53	21,151	13,650
[3]	Republic of Panama	6.853%	3/28/54	17,975	16,473

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Panama	4.500%	4/1/56	43,893	28,512
[3]	Republic of Panama	7.875%	3/1/57	1,320	1,347
[3]	Republic of Panama	3.870%	7/23/60	44,144	25,052
[3]	Republic of Panama	4.500%	1/19/63	18,030	11,591
	Republic of Peru	4.125%	8/25/27	8,034	8,024
	Republic of Peru	2.844%	6/20/30	2,933	2,684
[3]	Republic of Peru	2.783%	1/23/31	40,310	36,155
[3]	Republic of Peru	1.862%	12/1/32	12,262	9,803
	Republic of Peru	8.750%	11/21/33	27,278	33,330
[3]	Republic of Peru	3.000%	1/15/34	30,345	25,519
[3]	Republic of Peru	5.375%	2/8/35	19,450	19,421
[3]	Republic of Peru	5.500%	3/30/36	20,656	20,692
[3]	Republic of Peru	6.550%	3/14/37	15,816	17,143
[3]	Republic of Peru	3.300%	3/11/41	19,062	14,177
	Republic of Peru	5.625%	11/18/50	33,364	31,743
[3]	Republic of Peru	3.550%	3/10/51	15,756	10,818
[3]	Republic of Peru	5.875%	8/8/54	22,959	22,179
[3]	Republic of Peru	6.200%	6/30/55	15,831	15,910
[3]	Republic of Peru	2.780%	12/1/60	27,538	14,835
[3]	Republic of Peru	3.600%	1/15/72	13,135	8,105
[3]	Republic of Peru	3.230%	7/28/21	15,248	8,186
[3]	Republic of Poland	5.500%	11/16/27	19,879	20,485
[3]	Republic of Poland	4.625%	3/18/29	21,290	21,569
[3]	Republic of Poland	4.875%	2/12/30	40,545	41,300
[3]	Republic of Poland	5.750%	11/16/32	19,965	21,075
[3]	Republic of Poland	4.875%	10/4/33	33,920	33,729
[3]	Republic of Poland	5.125%	9/18/34	38,335	38,472
[3]	Republic of Poland	5.375%	2/12/35	35,500	36,194
[3]	Republic of Poland	5.500%	4/4/53	33,435	31,087
[3]	Republic of Poland	5.500%	3/18/54	42,375	39,285
	Republic of the Philippines	3.229%	3/29/27	7,130	6,989
	Republic of the Philippines	5.170%	10/13/27	6,820	6,951
	Republic of the Philippines	3.000%	2/1/28	25,654	24,774
	Republic of the Philippines	4.625%	7/17/28	8,252	8,309
	Republic of the Philippines	3.750%	1/14/29	14,636	14,364
	Republic of the Philippines	9.500%	2/2/30	24,241	29,225
	Republic of the Philippines	4.375%	3/5/30	6,995	7,008
	Republic of the Philippines	2.457%	5/5/30	13,942	12,739
	Republic of the Philippines	7.750%	1/14/31	26,325	30,544
	Republic of the Philippines	1.648%	6/10/31	13,117	11,135
	Republic of the Philippines	1.950%	1/6/32	10,470	8,885
	Republic of the Philippines	6.375%	1/15/32	14,105	15,432
	Republic of the Philippines	3.556%	9/29/32	11,515	10,686
	Republic of the Philippines	5.609%	4/13/33	11,100	11,632
	Republic of the Philippines	5.000%	7/17/33	16,585	16,761
	Republic of the Philippines	5.250%	5/14/34	14,410	14,696
	Republic of the Philippines	6.375%	10/23/34	24,688	27,159
	Republic of the Philippines	5.500%	2/4/35	16,415	17,065
	Republic of the Philippines	4.750%	3/5/35	14,145	13,880
	Republic of the Philippines	5.000%	1/13/37	13,732	13,627
	Republic of the Philippines	3.950%	1/20/40	26,311	22,669
	Republic of the Philippines	3.700%	3/1/41	26,189	21,227
	Republic of the Philippines	3.700%	2/2/42	26,467	21,212
	Republic of the Philippines	2.950%	5/5/45	18,342	12,509
	Republic of the Philippines	2.650%	12/10/45	19,879	12,845
	Republic of the Philippines	3.200%	7/6/46	29,259	20,536
	Republic of the Philippines	4.200%	3/29/47	5,830	4,750
	Republic of the Philippines	5.950%	10/13/47	9,445	9,732
	Republic of the Philippines	5.500%	1/17/48	18,590	18,154
	Republic of the Philippines	5.600%	5/14/49	13,200	12,984
	Republic of the Philippines	5.175%	9/5/49	13,230	12,267
	Republic of the Philippines	5.900%	2/4/50	13,530	13,854
[3]	State of Israel	3.250%	1/17/28	10,860	10,479
[3]	State of Israel	5.375%	3/12/29	30,745	31,304
[3]	State of Israel	2.500%	1/15/30	4,082	3,685
[3]	State of Israel	5.375%	2/19/30	27,700	28,300
[3]	State of Israel	2.750%	7/3/30	17,815	16,096
[3]	State of Israel	4.500%	1/17/33	32,975	31,354
[3]	State of Israel	5.500%	3/12/34	36,820	37,243
[3]	State of Israel	5.625%	2/19/35	38,381	39,072

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	State of Israel	4.500%	1/30/43	24,577	20,383
[3]	State of Israel	4.125%	1/17/48	13,665	10,293
[3]	State of Israel	3.375%	1/15/50	32,444	21,001
[3]	State of Israel	3.875%	7/3/50	19,553	13,730
[3]	State of Israel	5.750%	3/12/54	40,440	37,530
[3]	State of Israel	4.500%	4/3/20	14,110	9,973
[3]	Svensk Exportkredit AB	4.875%	9/14/26	5,230	5,282
[3]	Svensk Exportkredit AB	2.250%	3/22/27	13,037	12,670
[3,6]	Svensk Exportkredit AB	3.875%	8/4/27	41,656	41,697
[3]	Svensk Exportkredit AB	3.750%	9/13/27	19,650	19,616
	Svensk Exportkredit AB	3.750%	5/8/28	13,420	13,392
	Svensk Exportkredit AB	4.125%	6/14/28	16,625	16,760
[3]	Svensk Exportkredit AB	4.250%	2/1/29	7,020	7,101
[3]	Svensk Exportkredit AB	4.875%	10/4/30	16,100	16,758
	United Mexican States	4.150%	3/28/27	25,616	25,492
	United Mexican States	3.750%	1/11/28	38,074	37,447
[3]	United Mexican States	5.400%	2/9/28	15,655	15,976
	United Mexican States	4.500%	4/22/29	40,586	40,076
[3]	United Mexican States	5.000%	5/7/29	275	276
[3]	United Mexican States	3.250%	4/16/30	16,385	15,108
[3]	United Mexican States	6.000%	5/13/30	3,411	3,538
[3]	United Mexican States	2.659%	5/24/31	44,386	38,415
[3]	United Mexican States	8.300%	8/15/31	9,695	11,461
[3]	United Mexican States	4.750%	4/27/32	20,837	19,846
[3,6]	United Mexican States	5.850%	7/2/32	50,966	51,670
[3]	United Mexican States	7.500%	4/8/33	18,225	20,241
[3]	United Mexican States	4.875%	5/19/33	22,699	21,450
[3]	United Mexican States	3.500%	2/12/34	31,688	26,735
[3]	United Mexican States	6.750%	9/27/34	21,898	23,256
[3]	United Mexican States	6.350%	2/9/35	33,445	34,215
[3]	United Mexican States	6.000%	5/7/36	52,034	51,366
[3]	United Mexican States	6.875%	5/13/37	51,808	54,096
[3,6]	United Mexican States	6.625%	1/29/38	25,920	26,316
	United Mexican States	6.050%	1/11/40	46,103	44,033
[3]	United Mexican States	4.280%	8/14/41	35,975	27,722
[3]	United Mexican States	4.750%	3/8/44	56,986	44,953
	United Mexican States	5.550%	1/21/45	5,536	4,975
	United Mexican States	4.600%	1/23/46	39,174	29,548
	United Mexican States	4.350%	1/15/47	29,485	21,293
	United Mexican States	4.600%	2/10/48	32,480	24,179
[3]	United Mexican States	4.500%	1/31/50	30,405	22,191
[3]	United Mexican States	5.000%	4/27/51	24,685	19,184
[3]	United Mexican States	4.400%	2/12/52	35,765	25,130
[3]	United Mexican States	6.338%	5/4/53	44,149	40,602
[3]	United Mexican States	6.400%	5/7/54	21,300	19,624
[3]	United Mexican States	7.375%	5/13/55	33,224	34,342
[3]	United Mexican States	3.771%	5/24/61	53,521	31,533
[3]	United Mexican States	5.750%	10/12/10	30,246	23,934
Total Sovereign Bonds (Cost $12,497,198)					11,979,806
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	635	633
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	1,450	1,152
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,305
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,183
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,731
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,032
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,505	1,733
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	11,941
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,000	2,232
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	18,939
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	7,112
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	11,660
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,384
	California Earthquake Authority Revenue	5.603%	7/1/27	4,340	4,386
	California GO	1.700%	2/1/28	5,150	4,870

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.500%	4/1/28	7,635	7,548
	California GO Prere.	4.500%	4/1/28	2,695	2,732
	California GO Prere.	4.600%	4/1/28	17,500	17,785
	California GO	3.050%	4/1/29	600	580
	California GO	5.125%	9/1/29	4,925	5,129
	California GO	2.500%	10/1/29	9,035	8,496
	California GO	1.750%	11/1/30	5,000	4,418
	California GO	5.750%	10/1/31	8,200	8,790
	California GO	6.000%	3/1/33	5,000	5,434
	California GO	4.500%	4/1/33	8,895	8,829
	California GO	7.500%	4/1/34	32,655	37,869
	California GO	5.150%	9/1/34	3,625	3,720
	California GO	7.550%	4/1/39	41,470	49,701
	California GO	7.300%	10/1/39	13,946	16,129
	California GO	7.350%	11/1/39	16,775	19,498
	California GO	7.625%	3/1/40	16,025	19,181
	California GO	7.600%	11/1/40	16,105	19,420
	California GO	5.875%	10/1/41	2,550	2,612
	California GO	5.200%	3/1/43	5,600	5,350
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	1,000	907
	California State Taxable Various Purpose GO	5.125%	3/1/38	5,600	5,562
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,636
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,282
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,298
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	2,824
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	3,987
	California State University Systemwide Revenue	5.183%	11/1/53	2,900	2,758
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,437
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,495
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	7,758
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,924
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	3,801
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	7,895
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,514	7,215
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,408	1,559
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,172
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	8,023
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	4,810
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,721
	Connecticut GO	5.090%	10/1/30	8,770	8,815
	Connecticut GO	5.850%	3/15/32	7,595	8,147
	Cook County IL GO	6.229%	11/15/34	4,650	4,913
	Dallas County TX Hospital District GO	5.621%	8/15/44	2,100	2,105
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,110
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	3,611
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	4,962
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,778
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,951
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,368
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,554
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	8,667
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	3,964
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	4,964
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	13,142
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	15,197
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	13,500	13,852
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	7,150	5,730
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,200	1,686
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	14,695	15,867
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,215	6,632
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,440	3,815
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,970
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	3,157
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,501
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,587
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,595
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,490
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	4,615	4,053
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,125	2,844

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,212
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	18,635
	Houston TX GO	6.290%	3/1/32	9,445	9,955
	Houston TX GO	3.961%	3/1/47	1,330	1,107
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/46	2,400	1,651
	Illinois GO	5.100%	6/1/33	89,597	89,864
	Illinois GO	6.630%	2/1/35	6,469	6,796
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,333
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	3,720
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	4,360	4,370
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,040	1,044
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,967
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,428
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	846
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,189
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,484
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,381
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,733
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	2,837
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	5,308
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,587
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	4,377	4,348
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,942	3,998
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	9,300
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,900	5,009
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,163
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,539
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	14,980	15,060
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,900	2,876
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	3,911	3,723
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	2,968
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,582
	Massachusetts GO	4.500%	8/1/31	400	399
	Massachusetts GO	5.456%	12/1/39	5,350	5,430
	Massachusetts GO	2.900%	9/1/49	5,415	3,636
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,718
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,205
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,420
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,152
	Massachusetts SO Revenue	4.110%	7/15/31	3,702	3,693
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,383
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,420
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	765	685
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/46	6,325	7,315
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,547
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,018
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,091
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,300
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,303
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	4,000	2,969
	Mississippi GO	5.245%	11/1/34	1,375	1,389
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,380
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,207
	National Finance Authority NH Revenue	3.300%	4/1/32	3,645	2,580
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,423
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	8,829
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	22,288
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	27,762
	New York City NY GO	4.610%	9/1/37	10,000	9,713
	New York City NY GO	5.517%	10/1/37	9,550	9,701

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	6.271%	12/1/37	5,400	5,787
	New York City NY GO	5.264%	10/1/44	7,285	7,064
	New York City NY GO	5.094%	10/1/49	7,575	7,148
	New York City NY GO	5.263%	10/1/52	1,900	1,828
	New York City NY GO	5.828%	10/1/53	38,650	39,835
	New York City NY GO	5.114%	10/1/54	5,060	4,762
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	395
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	2,968
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,081
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	4,567
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	19,462
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,093
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	460	499
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	17,640	20,814
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,232
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	880
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,715	3,256
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	765	757
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	3,235	3,098
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	4,525	4,669
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	11,948
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	9,037
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,230
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,278
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,728	3,651
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,730
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,431
	Oregon GO	5.892%	6/1/27	2,997	3,068
[14]	Oregon School Boards Association GO	5.528%	6/30/28	839	839
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,578
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/54	5,500	5,418
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,468
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,553
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,354
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,745
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	5,560	5,791
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,524
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	5,920
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,499
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,803
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	15,100	10,796
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,137
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	6,700	6,291
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,463
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	24,273
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	4,843
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,444
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,939
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,570
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,825	3,262
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	897
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,286
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,049
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,193
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	4,022
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,236
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,794
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,633
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,631
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,262
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	6,817

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,841
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	3,790
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,635	11,931
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	5,375	5,449
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	5,772
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,488
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	9,048
	State Public School Building Authority PA Revenue	5.000%	9/15/27	4,217	4,261
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	844
	Texas GO	5.517%	4/1/39	17,465	17,976
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	20,880	21,355
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	21,910	22,131
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	11,578
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,748
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,627
[14]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,082
	United Nations Development Corp. NY Revenue	6.536%	8/1/55	2,000	2,090
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,452
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	14,834
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	2,745
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	4,702
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,041
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,247
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,219
	University of California Revenue	1.316%	5/15/27	15,685	14,964
	University of California Revenue	1.614%	5/15/30	10,355	9,247
	University of California Revenue	3.071%	5/15/51	7,540	4,988
	University of California Revenue	4.858%	5/15/12	17,290	14,339
	University of California Revenue	4.767%	5/15/15	6,058	4,938
	University of Michigan Revenue	2.437%	4/1/40	4,590	3,406
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,760
	University of Michigan Revenue	3.504%	4/1/52	1,500	1,104
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,090
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,423
	University of Minnesota Revenue	4.048%	4/1/52	1,500	1,209
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	3,793
[15]	University of Oregon Revenue	3.424%	3/1/60	7,680	5,314
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	9,225
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	2,767
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,340
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,055
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,379
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,118
	University of Virginia Revenue	2.256%	9/1/50	61,425	34,971
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,554
	University of Virginia Revenue	3.227%	9/1/19	1,395	802
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,100	3,058
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,704
Total Taxable Municipal Bonds (Cost $1,884,661)					1,675,721

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17]	Vanguard Market Liquidity Fund (Cost $2,730,503)	4.355%	27,310,012	2,730,729
Total Investments (99.9%) (Cost $380,596,791)				359,395,750
Other Assets and Liabilities—Net (0.1%)				439,554
Net Assets (100%)				359,835,304
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,420 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $377 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $966,545, representing 0.3% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	319	66,359	167
5-Year U.S. Treasury Note	September 2025	727	79,243	519
10-Year U.S. Treasury Note	September 2025	99	11,100	85
Ultra Long U.S. Treasury Bond	September 2025	783	93,275	1,702
				2,473

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	(1,368)	(156,315)	(1,559)
				914
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $377,866,288)	356,665,021
Affiliated Issuers (Cost $2,730,503)	2,730,729
Total Investments in Securities	359,395,750
Investment in Vanguard	9,201
Cash	5,145
Receivables for Investment Securities Sold	3,675,145
Receivables for Accrued Income	2,859,543
Receivables for Capital Shares Issued	288,325
Variation Margin Receivable—Futures Contracts	534
Other Assets	227
Total Assets	366,233,870
Liabilities
Payables for Investment Securities Purchased	5,995,254
Payables for Capital Shares Redeemed	350,468
Payables for Distributions	48,640
Payables to Vanguard	4,204
Total Liabilities	6,398,566
Net Assets	359,835,304

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	392,502,003
Total Distributable Earnings (Loss)	(32,666,699)
Net Assets	359,835,304

Investor Shares—Net Assets
Applicable to 51,287,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	496,311
Net Asset Value Per Share—Investor Shares	$9.68

ETF Shares—Net Assets
Applicable to 1,785,023,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	131,380,092
Net Asset Value Per Share—ETF Shares	$73.60

Admiral™ Shares—Net Assets
Applicable to 10,416,443,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,801,353
Net Asset Value Per Share—Admiral Shares	$9.68

Institutional Shares—Net Assets
Applicable to 4,566,115,175 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,187,465
Net Asset Value Per Share—Institutional Shares	$9.68

Institutional Plus Shares—Net Assets
Applicable to 3,595,101,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,790,373
Net Asset Value Per Share—Institutional Plus Shares	$9.68

Institutional Select Shares—Net Assets
Applicable to 4,978,746,286 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,179,710
Net Asset Value Per Share—Institutional Select Shares	$9.68
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	6,855,821
Total Income	6,855,821
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,370
Management and Administrative—Investor Shares	359
Management and Administrative—ETF Shares	12,716
Management and Administrative—Admiral Shares	15,908
Management and Administrative—Institutional Shares	4,022
Management and Administrative—Institutional Plus Shares	2,301
Management and Administrative—Institutional Select Shares	1,515
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	2,553
Marketing and Distribution—Admiral Shares	2,747
Marketing and Distribution—Institutional Shares	753
Marketing and Distribution—Institutional Plus Shares	495
Marketing and Distribution—Institutional Select Shares	35
Custodian Fees	225
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,368
Shareholders’ Reports and Proxy Fees—Admiral Shares	317
Shareholders’ Reports and Proxy Fees—Institutional Shares	338
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	236
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	97
Other Expenses	19
Total Expenses	51,387
Net Investment Income	6,804,434
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(1,761,027)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,804,863
Futures Contracts	914
Change in Unrealized Appreciation (Depreciation)	8,805,777
Net Increase (Decrease) in Net Assets Resulting from Operations	13,849,184
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37,631, ($151), and ($295), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($31,599) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,804,434	11,897,736
Realized Net Gain (Loss)	(1,761,027)	(3,018,073)
Change in Unrealized Appreciation (Depreciation)	8,805,777	(4,691,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,849,184	4,188,376
Distributions
Investor Shares	(9,630)	(20,455)
ETF Shares	(2,027,444)	(4,054,718)
Admiral Shares	(1,933,546)	(3,594,969)
Institutional Shares	(856,883)	(1,597,466)
Institutional Plus Shares	(648,152)	(1,172,679)
Institutional Select Shares	(913,032)	(1,459,769)
Total Distributions	(6,388,687)	(11,900,056)
Capital Share Transactions
Investor Shares	(32,034)	(138,095)
ETF Shares	7,051,621	19,278,888
Admiral Shares	(108,064)	2,260,658
Institutional Shares	(1,035,002)	1,898,535
Institutional Plus Shares	1,228,393	395,100
Institutional Select Shares	2,845,965	11,393,710
Net Increase (Decrease) from Capital Share Transactions	9,950,879	35,088,796
Total Increase (Decrease)	17,411,376	27,377,116
Net Assets
Beginning of Period	342,423,928	315,046,812
End of Period	359,835,304	342,423,928
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.180	.338	.289	.228	.202	.247
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.229)	.231	(1.702)	(.407)	.589
Total from Investment Operations	.380	.109	.520	(1.474)	(.205)	.836
Distributions
Dividends from Net Investment Income	(.180)	(.339)	(.290)	(.228)	(.201)	(.247)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)	(.019)
Total Distributions	(.180)	(.339)	(.290)	(.236)	(.225)	(.266)
Net Asset Value, End of Period	$9.68	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return[2]	4.04%	1.14%	5.60%	-13.25%	-1.77%	7.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$496	$518	$670	$795	$1,169	$1,606
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.52%	3.04%	2.26%	1.78%	2.15%
Portfolio Turnover Rate[4,5]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$71.90	$73.57	$71.83	$84.77	$88.03	$83.71
Investment Operations
Net Investment Income[1]	1.411	2.656	2.292	1.830	1.623	1.962
Net Realized and Unrealized Gain (Loss) on Investments	1.460	(1.688)	1.717	(12.903)	(3.085)	4.455
Total from Investment Operations	2.871	.968	4.009	(11.073)	(1.462)	6.417
Distributions
Dividends from Net Investment Income	(1.171)	(2.638)	(2.269)	(1.808)	(1.615)	(1.954)
Distributions from Realized Capital Gains	—	—	—	(.059)	(.183)	(.143)
Total Distributions	(1.171)	(2.638)	(2.269)	(1.867)	(1.798)	(2.097)
Net Asset Value, End of Period	$73.60	$71.90	$73.57	$71.83	$84.77	$88.03
Total Return	4.02%	1.34%	5.70%	-13.15%	-1.66%	7.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$131,380	$121,366	$104,824	$84,879	$84,254	$68,245
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.65%	3.18%	2.41%	1.89%	2.25%
Portfolio Turnover Rate[3,4]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.186	.348	.300	.239	.213	.258
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.230)	.229	(1.703)	(.407)	.590
Total from Investment Operations	.386	.118	.529	(1.464)	(.194)	.848
Distributions
Dividends from Net Investment Income	(.186)	(.348)	(.299)	(.238)	(.212)	(.259)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)	(.019)
Total Distributions	(.186)	(.348)	(.299)	(.246)	(.236)	(.278)
Net Asset Value, End of Period	$9.68	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return[2]	4.10%	1.24%	5.70%	-13.16%	-1.67%	7.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,801	$98,916	$98,946	$94,589	$116,295	$120,909
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.91%	3.63%	3.16%	2.38%	1.88%	2.25%
Portfolio Turnover Rate[4,5]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.186	.350	.301	.240	.214	.260
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.231)	.230	(1.702)	(.406)	.590
Total from Investment Operations	.386	.119	.531	(1.462)	(.192)	.850
Distributions
Dividends from Net Investment Income	(.186)	(.349)	(.301)	(.240)	(.214)	(.261)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)	(.019)
Total Distributions	(.186)	(.349)	(.301)	(.248)	(.238)	(.280)
Net Asset Value, End of Period	$9.68	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	4.10%	1.25%	5.72%	-13.15%	-1.65%	7.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,187	$44,341	$43,463	$40,813	$49,162	$53,018
Ratio of Total Expenses to Average Net Assets	0.027%	0.035%	0.035%[2]	0.035%[2]	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.64%	3.17%	2.39%	1.90%	2.26%
Portfolio Turnover Rate[3,4]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.186	.350	.302	.240	.214	.260
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.230)	.229	(1.702)	(.406)	.590
Total from Investment Operations	.386	.120	.531	(1.462)	(.192)	.850
Distributions
Dividends from Net Investment Income	(.186)	(.350)	(.301)	(.240)	(.214)	(.261)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)	(.019)
Total Distributions	(.186)	(.350)	(.301)	(.248)	(.238)	(.280)
Net Asset Value, End of Period	$9.68	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	4.10%	1.26%	5.72%	-13.14%	-1.65%	7.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,790	$32,901	$33,268	$28,670	$36,314	$32,910
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.65%	3.18%	2.40%	1.90%	2.25%
Portfolio Turnover Rate[3,4]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Investment Operations
Net Investment Income[1]	.187	.353	.304	.243	.217	.262
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.231)	.229	(1.703)	(.407)	.591
Total from Investment Operations	.387	.122	.533	(1.460)	(.190)	.853
Distributions
Dividends from Net Investment Income	(.187)	(.352)	(.303)	(.242)	(.216)	(.264)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)	(.019)
Total Distributions	(.187)	(.352)	(.303)	(.250)	(.240)	(.283)
Net Asset Value, End of Period	$9.68	$9.48	$9.71	$9.48	$11.19	$11.62
Total Return	4.11%	1.28%	5.74%	-13.13%	-1.63%	7.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,180	$44,382	$33,876	$28,845	$29,135	$26,500
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[2]	0.01%[2]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.94%	3.68%	3.20%	2.43%	1.92%	2.28%
Portfolio Turnover Rate[3,4]	21%	36%	36%	40%	69%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 9%, 10%, 12%, 34%, and 29%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts securities with a value of $2,677,000 and cash of $6,129,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Total Bond Market Index Fund
6. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $9,201,000, representing less than 0.01% of the fund’s net assets and 3.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Bond Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	244,008,561	—	244,008,561
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,531,142	—	7,531,142
Corporate Bonds	—	91,469,791	—	91,469,791
Sovereign Bonds	—	11,979,806	—	11,979,806
Taxable Municipal Bonds	—	1,675,721	—	1,675,721
Temporary Cash Investments	2,730,729	—	—	2,730,729
Total	2,730,729	356,665,021	—	359,395,750

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,473	—	—	2,473
Liabilities
Futures Contracts[1]	(1,559)	—	—	(1,559)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	381,249,869
Gross Unrealized Appreciation	2,510,729
Gross Unrealized Depreciation	(24,363,934)
Net Unrealized Appreciation (Depreciation)	(21,853,205)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $9,486,122,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $13,233,035,000 of investment securities and sold $13,757,922,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $63,200,461,000 and $58,146,101,000, respectively. In addition, the fund purchased and sold investment securities of $8,547,114,000 and $3,109,281,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	36,615	3,820	70,519	7,339
Issued in Lieu of Cash Distributions	9,630	1,001	20,455	2,136
Redeemed	(78,279)	(8,184)	(229,069)	(23,852)
Net Increase (Decrease)—Investor Shares	(32,034)	(3,363)	(138,095)	(14,377)
ETF Shares
Issued	11,091,759	152,700	25,270,669	346,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,040,138)	(55,600)	(5,991,781)	(82,900)
Net Increase (Decrease)—ETF Shares	7,051,621	97,100	19,278,888	263,200

Total Bond Market Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	8,977,003	938,935	18,136,673	1,890,857
Issued in Lieu of Cash Distributions	1,714,555	178,188	3,199,099	333,932
Redeemed	(10,799,622)	(1,129,732)	(19,075,114)	(1,988,907)
Net Increase (Decrease)—Admiral Shares	(108,064)	(12,609)	2,260,658	235,882
Institutional Shares
Issued	4,616,590	482,417	11,384,288	1,186,650
Issued in Lieu of Cash Distributions	814,067	84,603	1,511,318	157,751
Redeemed	(6,465,659)	(675,960)	(10,997,071)	(1,146,811)
Net Increase (Decrease)—Institutional Shares	(1,035,002)	(108,940)	1,898,535	197,590
Institutional Plus Shares
Issued	4,737,449	494,974	9,560,553	997,982
Issued in Lieu of Cash Distributions	611,726	63,572	1,095,103	114,308
Redeemed	(4,120,782)	(432,339)	(10,260,556)	(1,070,628)
Net Increase (Decrease)—Institutional Plus Shares	1,228,393	126,207	395,100	41,662
Institutional Select Shares
Issued	5,108,615	536,050	13,782,991	1,436,493
Issued in Lieu of Cash Distributions	912,413	94,820	1,459,761	152,342
Redeemed	(3,175,063)	(331,563)	(3,849,042)	(399,256)
Net Increase (Decrease)—Institutional Select Shares	2,845,965	299,307	11,393,710	1,189,579
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q842 082025

Financial Statements
For the six-months ended June 30, 2025
Vanguard Total Bond Market II Index Fund

Contents
Financial Statements	1

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.2%)
U.S. Government Securities (48.2%)
United States Treasury Note/Bond	4.500%	7/15/26	357,307	359,163
United States Treasury Note/Bond	0.625%	7/31/26	494,787	477,295
United States Treasury Note/Bond	1.875%	7/31/26	82,000	80,177
United States Treasury Note/Bond	4.375%	7/31/26	815,774	819,024
United States Treasury Note/Bond	1.500%	8/15/26	479,832	466,862
United States Treasury Note/Bond	4.375%	8/15/26	288,679	289,908
United States Treasury Note/Bond	0.750%	8/31/26	405,294	390,586
United States Treasury Note/Bond	1.375%	8/31/26	240,805	233,769
United States Treasury Note/Bond	3.750%	8/31/26	725,699	723,941
United States Treasury Note/Bond	4.625%	9/15/26	568,805	573,427
United States Treasury Note/Bond	0.875%	9/30/26	637,391	613,937
United States Treasury Note/Bond	1.625%	9/30/26	56,188	54,636
United States Treasury Note/Bond	3.500%	9/30/26	898,878	894,278
United States Treasury Note/Bond	4.625%	10/15/26	463,886	468,036
United States Treasury Note/Bond	1.125%	10/31/26	647,235	624,127
United States Treasury Note/Bond	1.625%	10/31/26	259,731	252,152
United States Treasury Note/Bond	4.125%	10/31/26	781,343	783,541
United States Treasury Note/Bond	2.000%	11/15/26	483,511	471,423
United States Treasury Note/Bond	4.625%	11/15/26	620,523	626,559
United States Treasury Note/Bond	6.500%	11/15/26	36,215	37,545
United States Treasury Note/Bond	1.250%	11/30/26	835,735	805,864
United States Treasury Note/Bond	1.625%	11/30/26	180,570	175,068
United States Treasury Note/Bond	4.250%	11/30/26	777,353	781,392
United States Treasury Note/Bond	4.375%	12/15/26	462,877	466,330
United States Treasury Note/Bond	1.250%	12/31/26	662,555	637,787
United States Treasury Note/Bond	1.750%	12/31/26	271,253	263,062
United States Treasury Note/Bond	4.250%	12/31/26	849,899	854,912
United States Treasury Note/Bond	4.000%	1/15/27	611,165	612,621
United States Treasury Note/Bond	1.500%	1/31/27	870,357	839,520
United States Treasury Note/Bond	4.125%	1/31/27	781,370	785,003
United States Treasury Note/Bond	2.250%	2/15/27	458,626	447,411
United States Treasury Note/Bond	4.125%	2/15/27	475,506	477,772
United States Treasury Note/Bond	6.625%	2/15/27	39,650	41,433
United States Treasury Note/Bond	1.125%	2/28/27	77,870	74,536
United States Treasury Note/Bond	1.875%	2/28/27	484,626	469,690
United States Treasury Note/Bond	4.125%	2/28/27	651,667	655,129
United States Treasury Note/Bond	4.250%	3/15/27	438,770	442,095
United States Treasury Note/Bond	0.625%	3/31/27	91,965	87,108
United States Treasury Note/Bond	2.500%	3/31/27	415,845	406,943
United States Treasury Note/Bond	3.875%	3/31/27	765,472	766,758
United States Treasury Note/Bond	4.500%	4/15/27	534,126	540,761
United States Treasury Note/Bond	0.500%	4/30/27	173,350	163,450
United States Treasury Note/Bond	2.750%	4/30/27	406,460	399,220
United States Treasury Note/Bond	3.750%	4/30/27	772,616	772,556
United States Treasury Note/Bond	2.375%	5/15/27	426,780	416,194
United States Treasury Note/Bond	4.500%	5/15/27	561,153	568,562
United States Treasury Note/Bond	0.500%	5/31/27	286,412	269,417
United States Treasury Note/Bond	2.625%	5/31/27	467,875	458,207
United States Treasury Note/Bond	3.875%	5/31/27	749,246	751,031
United States Treasury Note/Bond	4.625%	6/15/27	501,299	509,602
United States Treasury Note/Bond	0.500%	6/30/27	308,450	289,413
United States Treasury Note/Bond	3.250%	6/30/27	434,686	430,747
United States Treasury Note/Bond	3.750%	6/30/27	4,420,641	4,423,404
United States Treasury Note/Bond	4.375%	7/15/27	628,238	636,042
United States Treasury Note/Bond	0.375%	7/31/27	395,135	368,726
United States Treasury Note/Bond	2.750%	7/31/27	329,955	323,511
United States Treasury Note/Bond	2.250%	8/15/27	342,539	332,250
United States Treasury Note/Bond	3.750%	8/15/27	627,608	627,878
United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,206
United States Treasury Note/Bond	0.500%	8/31/27	411,980	384,606
1

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.125%	8/31/27	481,085	475,147
United States Treasury Note/Bond	3.375%	9/15/27	643,447	639,023
United States Treasury Note/Bond	0.375%	9/30/27	329,655	306,090
United States Treasury Note/Bond	4.125%	9/30/27	496,756	501,238
United States Treasury Note/Bond	3.875%	10/15/27	675,619	677,941
United States Treasury Note/Bond	0.500%	10/31/27	523,957	486,625
United States Treasury Note/Bond	4.125%	10/31/27	439,439	443,439
United States Treasury Note/Bond	2.250%	11/15/27	345,326	333,914
United States Treasury Note/Bond	4.125%	11/15/27	643,745	649,730
United States Treasury Note/Bond	6.125%	11/15/27	55,808	58,736
United States Treasury Note/Bond	0.625%	11/30/27	640,670	595,548
United States Treasury Note/Bond	3.875%	11/30/27	422,155	423,755
United States Treasury Note/Bond	4.000%	12/15/27	649,633	654,226
United States Treasury Note/Bond	0.625%	12/31/27	790,335	732,665
United States Treasury Note/Bond	3.875%	12/31/27	454,519	456,436
United States Treasury Note/Bond	4.250%	1/15/28	606,305	614,192
United States Treasury Note/Bond	0.750%	1/31/28	763,165	707,955
United States Treasury Note/Bond	3.500%	1/31/28	520,584	517,961
United States Treasury Note/Bond	2.750%	2/15/28	630,335	615,291
United States Treasury Note/Bond	4.250%	2/15/28	637,584	646,227
United States Treasury Note/Bond	1.125%	2/29/28	648,490	606,363
United States Treasury Note/Bond	4.000%	2/29/28	319,540	321,924
United States Treasury Note/Bond	3.875%	3/15/28	671,831	675,059
United States Treasury Note/Bond	1.250%	3/31/28	763,824	715,220
United States Treasury Note/Bond	3.625%	3/31/28	369,885	369,235
United States Treasury Note/Bond	3.750%	4/15/28	590,722	591,530
United States Treasury Note/Bond	1.250%	4/30/28	593,609	554,816
United States Treasury Note/Bond	3.500%	4/30/28	384,416	382,329
United States Treasury Note/Bond	2.875%	5/15/28	466,973	456,539
United States Treasury Note/Bond	3.750%	5/15/28	656,939	657,991
United States Treasury Note/Bond	1.250%	5/31/28	591,770	552,057
United States Treasury Note/Bond	3.625%	5/31/28	376,279	375,471
United States Treasury Note/Bond	3.875%	6/15/28	5,766,632	5,797,267
United States Treasury Note/Bond	1.250%	6/30/28	543,896	506,333
United States Treasury Note/Bond	4.000%	6/30/28	303,670	306,256
United States Treasury Note/Bond	1.000%	7/31/28	731,318	674,184
United States Treasury Note/Bond	4.125%	7/31/28	474,346	480,090
United States Treasury Note/Bond	2.875%	8/15/28	552,424	538,786
United States Treasury Note/Bond	5.500%	8/15/28	45,575	47,953
United States Treasury Note/Bond	1.125%	8/31/28	751,098	693,533
United States Treasury Note/Bond	4.375%	8/31/28	184,713	188,350
United States Treasury Note/Bond	1.250%	9/30/28	660,660	611,162
United States Treasury Note/Bond	4.625%	9/30/28	629,257	646,758
United States Treasury Note/Bond	1.375%	10/31/28	555,620	515,120
United States Treasury Note/Bond	4.875%	10/31/28	336,176	348,284
United States Treasury Note/Bond	3.125%	11/15/28	465,885	457,150
United States Treasury Note/Bond	5.250%	11/15/28	76,342	79,825
United States Treasury Note/Bond	1.500%	11/30/28	597,575	555,325
United States Treasury Note/Bond	4.375%	11/30/28	407,768	416,306
United States Treasury Note/Bond	1.375%	12/31/28	594,900	549,585
United States Treasury Note/Bond	3.750%	12/31/28	483,626	484,079
United States Treasury Note/Bond	1.750%	1/31/29	559,690	522,829
United States Treasury Note/Bond	4.000%	1/31/29	613,847	619,410
United States Treasury Note/Bond	2.625%	2/15/29	649,243	625,150
United States Treasury Note/Bond	5.250%	2/15/29	52,279	54,991
United States Treasury Note/Bond	1.875%	2/28/29	560,800	525,575
United States Treasury Note/Bond	4.250%	2/28/29	233,107	237,241
United States Treasury Note/Bond	2.375%	3/31/29	425,045	404,988
United States Treasury Note/Bond	4.125%	3/31/29	654,459	663,407
United States Treasury Note/Bond	2.875%	4/30/29	403,525	391,199
United States Treasury Note/Bond	4.625%	4/30/29	652,610	673,055
United States Treasury Note/Bond	2.375%	5/15/29	371,560	353,446
United States Treasury Note/Bond	2.750%	5/31/29	416,385	401,519
United States Treasury Note/Bond	4.500%	5/31/29	662,247	680,407
United States Treasury Note/Bond	3.250%	6/30/29	359,400	352,858
United States Treasury Note/Bond	4.250%	6/30/29	711,288	724,625
United States Treasury Note/Bond	2.625%	7/31/29	298,962	286,349
United States Treasury Note/Bond	4.000%	7/31/29	748,031	755,044
United States Treasury Note/Bond	1.625%	8/15/29	288,941	266,074
United States Treasury Note/Bond	6.125%	8/15/29	37,930	41,270
2

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	406,971
	United States Treasury Note/Bond	3.625%	8/31/29	723,239	719,736
	United States Treasury Note/Bond	3.500%	9/30/29	798,127	790,146
	United States Treasury Note/Bond	3.875%	9/30/29	439,284	441,343
	United States Treasury Note/Bond	4.000%	10/31/29	470,184	474,629
	United States Treasury Note/Bond	4.125%	10/31/29	807,806	819,481
	United States Treasury Note/Bond	1.750%	11/15/29	34,710	31,958
	United States Treasury Note/Bond	3.875%	11/30/29	439,984	441,909
	United States Treasury Note/Bond	4.125%	11/30/29	758,402	769,600
	United States Treasury Note/Bond	3.875%	12/31/29	417,725	419,520
	United States Treasury Note/Bond	4.375%	12/31/29	724,753	742,816
	United States Treasury Note/Bond	3.500%	1/31/30	358,635	354,488
	United States Treasury Note/Bond	4.250%	1/31/30	718,260	732,569
	United States Treasury Note/Bond	1.500%	2/15/30	618,598	559,782
	United States Treasury Note/Bond	4.000%	2/28/30	1,124,048	1,135,201
	United States Treasury Note/Bond	3.625%	3/31/30	276,616	274,628
	United States Treasury Note/Bond	4.000%	3/31/30	814,555	822,191
	United States Treasury Note/Bond	3.500%	4/30/30	278,695	275,124
	United States Treasury Note/Bond	3.875%	4/30/30	749,214	752,257
	United States Treasury Note/Bond	0.625%	5/15/30	687,702	591,639
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	71,261
	United States Treasury Note/Bond	3.750%	5/31/30	289,453	288,820
	United States Treasury Note/Bond	4.000%	5/31/30	690,111	696,850
	United States Treasury Note/Bond	3.750%	6/30/30	286,120	285,405
	United States Treasury Note/Bond	3.875%	6/30/30	4,134,375	4,149,879
	United States Treasury Note/Bond	4.000%	7/31/30	285,475	287,984
[1,2]	United States Treasury Note/Bond	0.625%	8/15/30	978,646	834,525
	United States Treasury Note/Bond	4.125%	8/31/30	380,402	385,900
	United States Treasury Note/Bond	4.625%	9/30/30	306,260	317,769
	United States Treasury Note/Bond	4.875%	10/31/30	403,805	423,853
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	932,942
	United States Treasury Note/Bond	4.375%	11/30/30	332,290	340,883
	United States Treasury Note/Bond	3.750%	12/31/30	331,810	330,177
	United States Treasury Note/Bond	4.000%	1/31/31	452,333	455,549
	United States Treasury Note/Bond	1.125%	2/15/31	859,682	743,860
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,675
	United States Treasury Note/Bond	4.250%	2/28/31	410,702	418,659
	United States Treasury Note/Bond	4.125%	3/31/31	468,475	474,441
	United States Treasury Note/Bond	4.625%	4/30/31	488,198	506,963
	United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	907,334
	United States Treasury Note/Bond	4.625%	5/31/31	466,952	484,864
	United States Treasury Note/Bond	4.250%	6/30/31	468,903	477,548
	United States Treasury Note/Bond	4.125%	7/31/31	497,876	503,633
	United States Treasury Note/Bond	1.250%	8/15/31	1,263,758	1,080,957
	United States Treasury Note/Bond	3.750%	8/31/31	255,848	253,449
	United States Treasury Note/Bond	3.625%	9/30/31	471,747	463,897
	United States Treasury Note/Bond	4.125%	10/31/31	366,190	370,024
	United States Treasury Note/Bond	1.375%	11/15/31	1,072,666	917,758
	United States Treasury Note/Bond	4.125%	11/30/31	365,618	369,331
	United States Treasury Note/Bond	4.500%	12/31/31	366,660	378,118
	United States Treasury Note/Bond	4.375%	1/31/32	365,356	374,062
	United States Treasury Note/Bond	1.875%	2/15/32	941,892	827,430
	United States Treasury Note/Bond	4.125%	2/29/32	413,060	416,900
	United States Treasury Note/Bond	4.125%	3/31/32	488,256	492,643
	United States Treasury Note/Bond	4.000%	4/30/32	473,543	474,172
	United States Treasury Note/Bond	2.875%	5/15/32	994,357	927,859
	United States Treasury Note/Bond	4.125%	5/31/32	744,671	751,042
	United States Treasury Note/Bond	4.000%	6/30/32	3,530,911	3,533,532
	United States Treasury Note/Bond	2.750%	8/15/32	938,594	865,853
	United States Treasury Note/Bond	4.125%	11/15/32	953,493	960,048
	United States Treasury Note/Bond	3.500%	2/15/33	891,999	860,012
	United States Treasury Note/Bond	3.375%	5/15/33	793,091	756,101
	United States Treasury Note/Bond	3.875%	8/15/33	898,500	885,058
	United States Treasury Note/Bond	4.500%	11/15/33	966,933	993,297
	United States Treasury Note/Bond	4.000%	2/15/34	1,113,266	1,101,872
	United States Treasury Note/Bond	4.375%	5/15/34	1,158,840	1,177,037
	United States Treasury Note/Bond	3.875%	8/15/34	1,147,145	1,120,259
	United States Treasury Note/Bond	4.250%	11/15/34	1,148,502	1,152,405
	United States Treasury Note/Bond	4.625%	2/15/35	1,228,548	1,267,804
	United States Treasury Note/Bond	4.250%	5/15/35	2,560,164	2,564,165
3

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	2/15/38	48,075	47,985
United States Treasury Note/Bond	4.500%	5/15/38	29,589	29,914
United States Treasury Note/Bond	3.500%	2/15/39	73,194	66,012
United States Treasury Note/Bond	4.250%	5/15/39	122,867	119,546
United States Treasury Note/Bond	4.500%	8/15/39	125,656	125,106
United States Treasury Note/Bond	4.375%	11/15/39	135,905	133,144
United States Treasury Note/Bond	4.625%	2/15/40	159,805	160,623
United States Treasury Note/Bond	1.125%	5/15/40	524,215	325,505
United States Treasury Note/Bond	4.375%	5/15/40	167,346	163,417
United States Treasury Note/Bond	1.125%	8/15/40	628,211	385,957
United States Treasury Note/Bond	3.875%	8/15/40	140,325	129,017
United States Treasury Note/Bond	1.375%	11/15/40	704,330	448,350
United States Treasury Note/Bond	4.250%	11/15/40	141,854	135,919
United States Treasury Note/Bond	1.875%	2/15/41	856,851	588,851
United States Treasury Note/Bond	4.750%	2/15/41	120,722	122,207
United States Treasury Note/Bond	2.250%	5/15/41	651,869	473,216
United States Treasury Note/Bond	4.375%	5/15/41	64,728	62,685
United States Treasury Note/Bond	1.750%	8/15/41	870,649	577,621
United States Treasury Note/Bond	3.750%	8/15/41	95,310	85,351
United States Treasury Note/Bond	2.000%	11/15/41	734,488	504,759
United States Treasury Note/Bond	3.125%	11/15/41	113,056	92,635
United States Treasury Note/Bond	2.375%	2/15/42	591,619	430,056
United States Treasury Note/Bond	3.125%	2/15/42	128,742	105,045
United States Treasury Note/Bond	3.000%	5/15/42	118,000	94,165
United States Treasury Note/Bond	3.250%	5/15/42	567,721	469,434
United States Treasury Note/Bond	2.750%	8/15/42	147,528	112,819
United States Treasury Note/Bond	3.375%	8/15/42	526,879	442,105
United States Treasury Note/Bond	2.750%	11/15/42	243,319	185,217
United States Treasury Note/Bond	4.000%	11/15/42	501,961	457,804
United States Treasury Note/Bond	3.125%	2/15/43	204,159	164,021
United States Treasury Note/Bond	3.875%	2/15/43	333,295	298,247
United States Treasury Note/Bond	2.875%	5/15/43	284,815	219,341
United States Treasury Note/Bond	3.875%	5/15/43	428,496	382,700
United States Treasury Note/Bond	3.625%	8/15/43	229,652	197,420
United States Treasury Note/Bond	4.375%	8/15/43	433,712	413,466
United States Treasury Note/Bond	3.750%	11/15/43	209,806	183,244
United States Treasury Note/Bond	4.750%	11/15/43	527,375	526,716
United States Treasury Note/Bond	3.625%	2/15/44	253,494	216,886
United States Treasury Note/Bond	4.500%	2/15/44	455,680	440,319
United States Treasury Note/Bond	3.375%	5/15/44	244,400	200,895
United States Treasury Note/Bond	4.625%	5/15/44	331,060	324,633
United States Treasury Note/Bond	3.125%	8/15/44	311,150	245,164
United States Treasury Note/Bond	4.125%	8/15/44	457,924	419,555
United States Treasury Note/Bond	3.000%	11/15/44	285,089	219,429
United States Treasury Note/Bond	4.625%	11/15/44	441,288	432,031
United States Treasury Note/Bond	2.500%	2/15/45	274,140	192,915
United States Treasury Note/Bond	4.750%	2/15/45	479,639	477,184
United States Treasury Note/Bond	3.000%	5/15/45	170,254	130,384
United States Treasury Note/Bond	5.000%	5/15/45	677,795	696,223
United States Treasury Note/Bond	2.875%	8/15/45	165,506	123,709
United States Treasury Note/Bond	3.000%	11/15/45	132,327	100,775
United States Treasury Note/Bond	2.500%	2/15/46	367,758	254,787
United States Treasury Note/Bond	2.500%	5/15/46	413,878	285,721
United States Treasury Note/Bond	2.250%	8/15/46	405,843	265,811
United States Treasury Note/Bond	2.875%	11/15/46	294,675	216,954
United States Treasury Note/Bond	3.000%	2/15/47	343,279	257,714
United States Treasury Note/Bond	3.000%	5/15/47	293,251	219,560
United States Treasury Note/Bond	2.750%	8/15/47	354,418	252,647
United States Treasury Note/Bond	2.750%	11/15/47	377,824	268,609
United States Treasury Note/Bond	3.000%	2/15/48	484,371	359,797
United States Treasury Note/Bond	3.125%	5/15/48	517,644	392,601
United States Treasury Note/Bond	3.000%	8/15/48	545,462	403,301
United States Treasury Note/Bond	3.375%	11/15/48	574,303	454,215
United States Treasury Note/Bond	3.000%	2/15/49	606,784	447,148
United States Treasury Note/Bond	2.875%	5/15/49	586,242	420,697
United States Treasury Note/Bond	2.250%	8/15/49	496,149	311,159
United States Treasury Note/Bond	2.375%	11/15/49	562,536	361,781
United States Treasury Note/Bond	2.000%	2/15/50	632,664	371,517
United States Treasury Note/Bond	1.250%	5/15/50	594,411	285,526
United States Treasury Note/Bond	1.375%	8/15/50	731,565	360,610
4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.625%	11/15/50	752,010	396,098
	United States Treasury Note/Bond	1.875%	2/15/51	841,415	472,639
	United States Treasury Note/Bond	2.375%	5/15/51	861,161	546,064
	United States Treasury Note/Bond	2.000%	8/15/51	894,652	515,823
	United States Treasury Note/Bond	1.875%	11/15/51	731,835	407,083
	United States Treasury Note/Bond	2.250%	2/15/52	727,318	444,374
	United States Treasury Note/Bond	2.875%	5/15/52	636,161	447,798
	United States Treasury Note/Bond	3.000%	8/15/52	674,222	486,730
	United States Treasury Note/Bond	4.000%	11/15/52	516,969	452,166
	United States Treasury Note/Bond	3.625%	2/15/53	515,834	421,070
	United States Treasury Note/Bond	3.625%	5/15/53	522,733	426,374
	United States Treasury Note/Bond	4.125%	8/15/53	563,824	503,632
	United States Treasury Note/Bond	4.750%	11/15/53	440,064	436,042
	United States Treasury Note/Bond	4.250%	2/15/54	677,801	618,414
	United States Treasury Note/Bond	4.625%	5/15/54	537,398	522,032
	United States Treasury Note/Bond	4.250%	8/15/54	731,521	668,199
	United States Treasury Note/Bond	4.500%	11/15/54	1,022,336	974,574
	United States Treasury Note/Bond	4.625%	2/15/55	337,782	328,941
	United States Treasury Note/Bond	4.750%	5/15/55	1,638,281	1,628,874
					153,065,710
Agency Bonds and Notes (0.5%)
[3,4]	AID-Israel	5.500%	9/18/33	5,150	5,499
	Federal Farm Credit Banks	4.375%	7/6/26	25,328	25,416
	Federal Farm Credit Banks	4.625%	7/17/26	20,410	20,534
	Federal Farm Credit Banks	5.000%	7/30/26	11,000	11,112
	Federal Farm Credit Banks	4.500%	8/14/26	11,650	11,716
	Federal Farm Credit Banks	4.875%	8/28/26	5,211	5,263
	Federal Farm Credit Banks	3.875%	10/16/26	2,780	2,776
	Federal Farm Credit Banks	4.125%	1/25/27	12,000	12,043
	Federal Farm Credit Banks	4.500%	3/26/27	17,580	17,770
	Federal Farm Credit Banks	4.750%	5/6/27	10,345	10,513
	Federal Farm Credit Banks	4.500%	5/20/27	14,287	14,460
	Federal Farm Credit Banks	4.000%	8/6/27	1,411	1,416
	Federal Farm Credit Banks	3.750%	8/16/27	1,388	1,386
	Federal Farm Credit Banks	4.625%	11/15/27	4,500	4,586
	Federal Farm Credit Banks	4.250%	1/14/28	9,260	9,368
	Federal Farm Credit Banks	4.250%	2/24/28	9,131	9,242
	Federal Farm Credit Banks	4.500%	6/7/28	7,000	7,144
	Federal Farm Credit Banks	4.500%	9/22/28	500	511
	Federal Farm Credit Banks	4.250%	12/15/28	5,657	5,744
	Federal Farm Credit Banks	4.125%	3/20/29	7,000	7,082
	Federal Farm Credit Banks	4.750%	4/30/29	6,827	7,060
	Federal Farm Credit Banks	3.500%	9/10/29	4,475	4,423
	Federal Farm Credit Banks	4.000%	4/1/30	8,500	8,557
	Federal Home Loan Banks	3.625%	9/4/26	26,250	26,148
	Federal Home Loan Banks	1.875%	9/11/26	35,000	34,143
	Federal Home Loan Banks	4.000%	10/9/26	35,000	35,019
	Federal Home Loan Banks	4.625%	11/17/26	42,875	43,262
	Federal Home Loan Banks	1.250%	12/21/26	67,100	64,568
	Federal Home Loan Banks	4.125%	1/15/27	13,175	13,229
	Federal Home Loan Banks	4.000%	3/10/27	37,475	37,566
	Federal Home Loan Banks	4.500%	3/12/27	5,100	5,154
	Federal Home Loan Banks	4.750%	4/9/27	22,000	22,340
	Federal Home Loan Banks	3.875%	6/4/27	11,045	11,057
	Federal Home Loan Banks	3.250%	6/9/28	19,510	19,239
	Federal Home Loan Banks	4.000%	6/30/28	27,675	27,906
	Federal Home Loan Banks	3.250%	11/16/28	62,745	61,810
	Federal Home Loan Banks	4.750%	12/8/28	2,220	2,289
	Federal Home Loan Banks	4.625%	6/8/29	16,530	17,029
	Federal Home Loan Banks	4.750%	3/10/34	16,295	16,691
	Federal Home Loan Banks	5.500%	7/15/36	21,150	23,012
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,360
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	51,980
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	60,678	68,791
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	29,682
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	91,904
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	47,392
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	20,438
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	51,725
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	105,305
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	63,250
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,725
[5]	Federal National Mortgage Assn.	6.210%	8/6/38	300	345
[3]	Private Export Funding Corp.	3.900%	10/15/27	4,150	4,139
[3]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,683
[3]	Private Export Funding Corp.	4.300%	12/15/28	4,875	4,924
[3]	Private Export Funding Corp.	3.650%	3/15/30	4,150	4,064
[3]	Private Export Funding Corp.	4.600%	2/15/34	4,600	4,618
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	25,355
	Tennessee Valley Authority	3.875%	3/15/28	16,000	16,029
	Tennessee Valley Authority	7.125%	5/1/30	9,625	10,929
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,737
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,482
	Tennessee Valley Authority	4.375%	8/1/34	9,877	9,786
	Tennessee Valley Authority	4.875%	5/15/35	13,253	13,571
	Tennessee Valley Authority	4.650%	6/15/35	6,000	6,038
	Tennessee Valley Authority	5.880%	4/1/36	12,795	14,137
	Tennessee Valley Authority	6.150%	1/15/38	665	746
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,523
	Tennessee Valley Authority	5.250%	9/15/39	22,828	23,411
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,479
	Tennessee Valley Authority	4.875%	1/15/48	14,320	13,550
	Tennessee Valley Authority	4.250%	9/15/52	10,475	8,785
	Tennessee Valley Authority	5.250%	2/1/55	12,000	11,707
	Tennessee Valley Authority	5.375%	4/1/56	17,860	17,749
	Tennessee Valley Authority	4.625%	9/15/60	8,838	7,731
	Tennessee Valley Authority	4.250%	9/15/65	8,050	6,485
					1,449,638
Conventional Mortgage-Backed Securities (19.5%)
[3,5]	Fannie Mae Pool	6.500%	9/1/32	19	19
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	7,717	7,435
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	118,099	114,024
[3,5]	Freddie Mac Gold Pool	3.000%	10/1/26–2/1/48	476,085	436,881
[3,5]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	558,640	519,676
[3,5]	Freddie Mac Gold Pool	4.000%	7/1/25–2/1/49	357,342	341,231
[3,5]	Freddie Mac Gold Pool	4.500%	9/1/25–1/1/49	153,379	150,797
[3,5]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	50,990	51,510
[3,5]	Freddie Mac Gold Pool	5.500%	10/1/25–6/1/41	34,407	35,597
[3,5]	Freddie Mac Gold Pool	6.000%	9/1/27–5/1/40	13,752	14,500
[3,5]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	1,466	1,559
[3,5]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	7	7
[3,5]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	11	12
[3]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	31,400	28,433
[3]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	40,998	38,239
[3]	Ginnie Mae I Pool	4.000%	9/15/25–5/15/47	46,983	45,189
[3]	Ginnie Mae I Pool	4.500%	7/15/33–2/15/49	39,274	38,783
[3]	Ginnie Mae I Pool	5.000%	12/15/32–5/15/41	21,293	21,520
[3]	Ginnie Mae I Pool	5.500%	9/15/40–2/15/41	39	40
[3]	Ginnie Mae I Pool	6.000%	12/15/29–6/15/41	693	716
[3]	Ginnie Mae I Pool	6.500%	3/15/28–8/15/39	2,504	2,607
[3]	Ginnie Mae I Pool	7.000%	7/15/27–9/15/36	99	103
[3]	Ginnie Mae I Pool	8.000%	1/15/27	2	2
[3]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	45,632	35,528
[3,6]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/55	1,959,051	1,597,448
[3,6]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/55	1,950,543	1,660,134
[3,6]	Ginnie Mae II Pool	3.000%	10/20/26–7/15/55	1,918,452	1,706,667
[3,6]	Ginnie Mae II Pool	3.500%	9/20/25–8/15/55	1,543,801	1,418,994
[3,6]	Ginnie Mae II Pool	4.000%	9/20/25–7/15/55	1,140,264	1,074,785
[3,6]	Ginnie Mae II Pool	4.500%	8/20/33–7/15/55	1,437,215	1,386,807
[3,6]	Ginnie Mae II Pool	5.000%	12/20/32–7/15/55	1,960,720	1,932,249
[3,6]	Ginnie Mae II Pool	5.500%	10/20/48–7/15/55	2,219,929	2,227,893
[3,6]	Ginnie Mae II Pool	6.000%	9/20/33–8/15/55	1,406,907	1,431,674
[3,6]	Ginnie Mae II Pool	6.500%	10/20/28–8/15/55	546,993	564,042
[3]	Ginnie Mae II Pool	7.000%	8/20/34–9/20/54	103,211	106,851
[3]	Ginnie Mae II Pool	7.500%	12/20/53–2/20/54	6,350	6,567
[3,5]	UMBS Pool	1.500%	7/1/35–4/1/52	2,439,072	1,975,132
[3,5,6]	UMBS Pool	2.000%	11/1/27–7/25/55	10,795,772	8,851,198
[3,5,6]	UMBS Pool	2.500%	11/1/26–7/25/55	7,557,034	6,412,635
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	UMBS Pool	3.000%	11/1/25–7/25/55	4,689,324	4,163,954
[3,5,6]	UMBS Pool	3.500%	8/1/25–7/25/55	2,914,885	2,678,570
[3,5,6]	UMBS Pool	4.000%	7/1/25–7/25/55	2,616,118	2,468,439
[3,5,6]	UMBS Pool	4.500%	3/1/26–7/25/55	2,345,013	2,266,891
[3,5,6]	UMBS Pool	5.000%	9/1/25–7/25/55	3,616,111	3,569,819
[3,5,6]	UMBS Pool	5.500%	11/1/25–7/25/55	4,970,088	4,995,474
[3,5,6]	UMBS Pool	6.000%	1/1/26–7/25/55	4,531,812	4,629,016
[3,5,6]	UMBS Pool	6.500%	11/1/52–8/25/55	2,181,649	2,264,516
[3,5,6]	UMBS Pool	7.000%	8/1/27–8/25/55	475,544	501,187
[3,5]	UMBS Pool	7.500%	7/1/30–1/1/54	22,430	23,949
[3,5]	UMBS Pool	8.000%	12/1/29	3	3
					61,799,302
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	94	96
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	25	26
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/41	107	109
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	281	287
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.068%	7/1/36	54	55
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	7.215%	10/1/37	59	61
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	456	470
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	105	108
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/43	165	170
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.292%	9/1/43	49	50
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.241%	7/1/43	414	425
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.472%	11/1/33	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.599%	6.833%	6/1/43	146	151
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	197	205
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	26	26
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	35	37
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	17	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.644%	7.394%	8/1/35	95	97
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.673%	6.842%	6/1/42	193	200
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.149%	10/1/42	113	118
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	21	22
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/40	38	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	86	89
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.198%	9/1/42	309	320
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	9	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	43	44
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	61	63
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	19	20
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.126%	10/1/42	204	212
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.657%	4/1/36	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/39	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.972%	8/1/39	290	300
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	7.460%	7/1/35	78	81
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.366%	9/1/34	23	23
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.738%	7.246%	9/1/43	238	248
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	8	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.748%	5/1/35	31	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	7.111%	7/1/41	305	317
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.697%	2/1/36	46	48
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	63	65
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.739%	5/1/42	143	149
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.189%	7/1/42	226	235
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.752%	5/1/42	51	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	7.245%	3/1/42	212	220
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/42	223	232
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	433	450
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.870%	2/1/42	455	473
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.687%	11/1/39	92	96
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	245	255
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	105	108
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	51	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	81	85
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	73	76
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	38	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	137	142
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	29	31
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/41	20	21
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/41	119	124
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.660%	12/1/41	165	171
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	231	240
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	113	118
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/41	84	88
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	33	34
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.827%	7.375%	9/1/40	63	65
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	169	177
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	126	132
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.888%	2/1/42	183	190
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/40	39	40
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	117	122
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	97	100
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.037%	11/1/34	86	88
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/37	73	76
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	7.445%	10/1/36	66	69
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/37	166	167
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	77	80
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	20	21
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.664%	11/1/34	104	106
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.204%	11/1/36	23	24
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	15	16
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/36	96	99
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/37	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.461%	6.485%	3/1/37	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.459%	3/1/37	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	36	37
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.137%	11/1/43	186	192
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	28	29
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	85	87
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	26	27
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/37	33	34
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/35	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	16	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	45	46
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	130	135
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/41	209	216
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/38	16	17
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	7.200%	6/1/37	62	64
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.869%	2/1/42	45	47
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.842%	7.327%	3/1/42	32	34
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	49	51
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	44	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	225	235
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.987%	5/1/40	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	41	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	92	95
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.606%	6/1/40	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.886%	7.635%	8/1/37	45	46
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/42	39	41
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/40	56	58
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	123	128
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	20	21
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	50	52
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	58	60
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	35	36
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.913%	3/1/37	38	40
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	19	20
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	6/1/37	68	69
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/37	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.375%	1/1/37	105	107
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/41–8/20/41	796	807
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/43	1,400	1,419
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	6/20/29–6/20/43	1,146	1,164
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/41–3/20/43	1,672	1,698
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	171	174
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	38	38
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	24	24
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	73	74
					17,450
Total U.S. Government and Agency Obligations (Cost $228,741,294)					216,332,100
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	667	666
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	547
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	2,459	2,460
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,133
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	2,810	2,830
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,010	1,028
[3]	Ally Auto Receivables Trust Series 2024-1	5.080%	12/15/28	7,500	7,540
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,500	2,537
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	2,000	1,998
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	920	917
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	23,027
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	10,700	10,714
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	16,575	16,661
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	4,800	4,900
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	6,800	6,877
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	6,820	7,044
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	11,600	11,832
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,507
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/15/29	11,550	11,695
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/30	8,500	8,552
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/32	7,500	7,607
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	60	60
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	932
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,103	2,111
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,250	1,276
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,047
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	12,225	12,277
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	15,000	15,222
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/30	2,400	2,416
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,516
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,857
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,856
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,406
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,441	3,365
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	9,479
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	9,702
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	11,235
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,854
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,074
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,724
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	948
[3]	BANK Series 2017-BNK8	4.227%	11/15/50	2,800	2,286
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	2,691	2,637
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,999
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	717	709
[3]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,293
[3]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,590
[3]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	4,225
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	6,174
[3]	BANK Series 2018-BNK12	4.474%	5/15/61	1,650	1,621
[3]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,196
[3]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	6,129
[3]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,956
[3]	BANK Series 2018-BNK14	4.128%	9/15/60	1,994	1,973
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,398
[3]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,510
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	9,029
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,702
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,928
[3]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	2,041
[3]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,775
[3]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,920
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	3,194
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	7,217
[3]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,370
[3]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,980
[3]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,401
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,715
[3]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,888
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	14,751
[3]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,691
[3]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,674
[3]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,691
[3]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,872
[3]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	2,126
[3]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,843
[3]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,689
[3]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,697
[3]	BANK Series 2020-BNK29	1.997%	11/15/53	5,075	4,340
[3]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,947
[3]	BANK Series 2020-BNK30	2.111%	12/15/53	415	351
[3]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	2,102
[3]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,213
[3]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,755
[3]	BANK Series 2021-BNK33	2.556%	5/15/64	9,971	8,844
[3]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,791
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	4,074
[3]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,942
[3]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,801
[3]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,977
[3]	BANK Series 2022-BNK40	3.504%	3/15/64	2,650	2,435
[3]	BANK Series 2022-BNK41	3.916%	4/15/65	2,550	2,394
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	9,066
[3]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,889
[3]	BANK Series 2023-5YR2	6.656%	7/15/56	6,575	6,935
[3]	BANK Series 2023-5YR2	7.379%	7/15/56	2,200	2,334
[3]	BANK Series 2023-5YR3	6.724%	9/15/56	3,300	3,497
[3]	BANK Series 2023-5YR3	7.559%	9/15/56	3,450	3,688
[3]	BANK Series 2023-5YR3	7.559%	9/15/56	1,650	1,732
[3]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,141
[3]	BANK Series 2023-5YR4	7.274%	12/15/56	600	642
[3]	BANK Series 2023-BNK45	5.203%	2/15/56	3,225	3,272
[3]	BANK Series 2023-BNK45	5.651%	2/15/56	1,825	1,850
[3]	BANK Series 2023-BNK46	5.745%	8/15/56	6,600	6,911
[3]	BANK Series 2023-BNK46	6.385%	8/15/56	1,525	1,636
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	5,510	5,705
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	10,085	10,606
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	7,000	7,034
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	5,900	5,916
[3]	BANK Series 2025-BNK49	5.623%	3/15/58	9,500	9,927
[3]	BANK Series 2025-BNK49	6.025%	3/15/58	3,500	3,677
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	403	396
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,445
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,738
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	37,200	39,164
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	19,500	20,697
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,931
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,764
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	966
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	6,343
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	6,173
[3]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	16,875	16,917
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	10,411
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,798
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,939
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,567
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,441
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,551
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	5,024
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,050
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	6,326
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,218
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	930
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,792
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	9,418
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,060
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	269
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,225	3,330
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,075	1,114
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,200	2,282
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	875	907
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	6,650	7,083
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	3,550	3,771
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	1,100	1,162
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	4,400	4,897
[3]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/56	1,350	1,497
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,382
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,000	4,181
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	1,800	1,884
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,250	2,361
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	2,650	2,737
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	450	466
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	5,300	5,604
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	11,500	11,913
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/62	8,500	8,769
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	5,500	5,780
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,709
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,792
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,987
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,655
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	5,477
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	10,087
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,683
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,891
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,071
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,687
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,978
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,081
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	1,767	1,758
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	10,194
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	7,114
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,798
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,570	2,514
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,336
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	7,181
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,062
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,866
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,429
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,098
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,971
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,938
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	975
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,879
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	931
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	1,209	1,121
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	12,640
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,058
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,034
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	635
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,079
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	337
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	5,156
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	517
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	12,331
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,454
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,741
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	8,318
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,676
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	5,069
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,062
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,654
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,585
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,824
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,660
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	775
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,229
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	729
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	9,284
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,758
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	13,550	11,913
[3]	Benchmark Mortgage Trust Series 2022-B32	3.527%	1/15/55	3,425	2,970
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	3,062
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,457
[3]	Benchmark Mortgage Trust Series 2022-B35	4.591%	5/15/55	10,000	9,639
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,185
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,277
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	10,950	11,537
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	3,525	3,737
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	4,325	4,462
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,175	2,263
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,100	1,153
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	3,520	3,725
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	2,700	2,803
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	550	573
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	8,250	8,608
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/57	7,250	7,574
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	7,200	7,367
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	3,063	3,145
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/58	10,000	10,488
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,747
[3]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/54	3,425	3,440
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,912
[3]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	1,500	1,520
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,300	1,366
[3]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	700	742
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	1,900	2,037
[3]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	3,700	3,950
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,200	3,241
[3]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/56	681	693
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	2,600	2,712
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	875	913
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	6,620	6,986
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,200	2,368
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,603
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,442
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	4,450	4,598
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	800	830
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	9,550	10,138
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,108
[3]	BMO Mortgage Trust Series 2024-5C4	7.253%	5/15/57	5,500	5,749
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,255	11,722
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	5,321	5,544
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,015	9,460
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	6,700	7,002
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	2,530	2,605
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	9,725	10,171
[3]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	575	577
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,650	1,664
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	7,100	7,124
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	3,575	3,604
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	2,300	2,299
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	2,420	2,422
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/28	2,500	2,514
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/28	750	756
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	157	157
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	423
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,156	1,163
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	440	447
[3]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,404
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/29	5,000	5,043
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/32	700	711
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,481
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,721
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,785
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,396
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	14,894
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	22,436
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	17,325	17,342
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	54	54
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,115
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	1,189	1,183
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,602
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,168
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	1,469	1,473
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,300	1,309
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	2,300	2,315
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,035	1,046
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	135	135
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	1,059
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	678	675
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	2,112
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	897	894
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,218
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	2,821	2,824
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	1,725	1,732
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	3,370	3,382
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,300	1,314
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	2,674	2,691
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	1,760	1,789
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,450	1,471
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	1,750	1,809
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,200	2,214
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	800	812
[3]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/29	5,500	5,578
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,366
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	5,650	5,708
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	4,100	4,130
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,600	1,621
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	6,800	6,891
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/30	2,500	2,552
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/30	1,200	1,211
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/30	600	610
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,100	1,112
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,000	1,016
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	628	618
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	1,500	1,509
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	1,250	1,264
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/30	750	754
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/31	650	657
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/30	4,000	4,026
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/31	2,500	2,528
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	966	943
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,454
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,827
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	13,639
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,307
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,313
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,892
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,420
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,086	1,072
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,584
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,723
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	372	370
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	12,565
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	2,863	2,654
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,766
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,631
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	88	88
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,997
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,553
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	9,507
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,321
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,697
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,906
[3]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,396
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	7,520	7,607
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	6,640	6,843
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	11,550	11,635
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	6,200	6,311
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,880	5,382
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,648
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,450	1,454
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/30	8,475	8,524
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/32	4,900	4,935
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	1,763	1,693
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,113	1,092
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,615	1,606
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	170	170
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,899
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,450
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	211	209
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,492
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,645
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,499
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,300
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,456	1,423
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	8,068
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,514
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,270
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,642	6,556
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	15,218
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,751	4,695
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,175
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,881
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,929
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	10,503
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	11,441
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,984
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,879
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	5,600	5,549
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	340	338
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	540
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	749	743
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,179
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/27	400	399
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	572
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	1,476	1,483
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	2,634	2,642
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	625	630
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,400	4,458
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	900	925
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,550	2,563
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,000	1,016
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	2,500	2,534
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,570
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	1,400	1,405
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/32	2,750	2,786
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	490	461
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	182
[3]	COMM Mortgage Trust Series 2014-CR14	3.793%	2/10/47	1,475	1,416
[3]	COMM Mortgage Trust Series 2014-CR15	4.019%	2/10/47	437	427
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	85	84
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,425	6,300
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,051	1,049
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	9,852	9,807
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	72	72
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	2,075	2,066
[3]	COMM Mortgage Trust Series 2015-CR27	4.485%	10/10/48	800	779
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	86	86
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,765
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	9,685	9,637
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	92	92
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	211	209
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,414
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,454
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,467
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	32,089
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,212
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,108	1,098
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.959%	4/15/50	1,525	1,455
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,363	1,342
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	2,099	2,091
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.169%	8/15/48	1,625	1,517
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	3,770	3,755
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	8,246
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,592
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,032
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,736
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	12,383
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,874
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	15,231
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,870
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	11,309
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,837
[3]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	111	111
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	952
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,451
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,771
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	5,796
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,562
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,442
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,844
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,528
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	6,125
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,938
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	23,018
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,644
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	17,200	17,184
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	17,550	17,657
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	1,137	1,128
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	920	920
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/32	2,000	2,008
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	1,993	1,959
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,339	1,326
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	315	314
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,071
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	831	832
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,168
[3]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	358	358
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	427
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	547	549
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	867
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	512	513
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	450	458
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	210	210
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,100	1,109
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,000	3,019
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	2,500	2,515
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	460	459
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/28	2,100	2,103
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	1,791	1,758
[3,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	2,907	2,893
[3,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	1,765	1,742
[3,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,053	2,026
[3,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	6,318	6,216
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	3,388	3,329
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,461	1,435
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	12,111	11,886
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	8,179	8,012
[3,5]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/26	8,348	8,173
[3,5]	Fannie Mae-Aces Series 2016-M13	2.608%	9/25/26	6,455	6,318
[3,5]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/26	6,926	6,759
[3,5]	Fannie Mae-Aces Series 2017-M2	2.907%	2/25/27	3,917	3,838
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Fannie Mae-Aces Series 2017-M3	2.546%	12/25/26	8,645	8,430
[3,5]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	7,246	7,066
[3,5]	Fannie Mae-Aces Series 2017-M5	3.109%	4/25/29	780	754
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	7,089	6,954
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	15,307	15,013
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,341	4,146
[3,5]	Fannie Mae-Aces Series 2017-M12	3.162%	6/25/27	7,371	7,221
[3,5]	Fannie Mae-Aces Series 2017-M14	2.904%	11/25/27	2,966	2,882
[3,5]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/27	80	78
[3,5]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/27	9,533	9,339
[3,5]	Fannie Mae-Aces Series 2018-M1	3.087%	12/25/27	426	415
[3,5]	Fannie Mae-Aces Series 2018-M2	3.001%	1/25/28	17,878	17,395
[3,5]	Fannie Mae-Aces Series 2018-M3	3.165%	2/25/30	2,823	2,704
[3,5]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/28	5,215	5,079
[3,5]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/28	3,632	3,541
[3,5]	Fannie Mae-Aces Series 2018-M8	3.413%	6/25/28	4,020	3,939
[3,5]	Fannie Mae-Aces Series 2018-M10	3.467%	7/25/28	2,790	2,736
[3,5]	Fannie Mae-Aces Series 2018-M12	3.748%	8/25/30	15,800	15,392
[3,5]	Fannie Mae-Aces Series 2018-M13	3.868%	9/25/30	5,358	5,246
[3,5]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	8,470	8,341
[3,5]	Fannie Mae-Aces Series 2019-M1	3.662%	9/25/28	11,211	11,035
[3,5]	Fannie Mae-Aces Series 2019-M2	3.743%	11/25/28	11,894	11,678
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	8,532	8,259
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	54,190	52,773
[3,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	966
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	8,489	8,170
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	12,097	11,650
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,011	22,936
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,045	9,441
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	6,816	6,197
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,083	6,529
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	13,462	12,655
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	6,894	6,414
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	4,984	4,843
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	17,919
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	4,960	4,572
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	6,927	6,222
[3,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	715
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,978
[3,5]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/31	48,572	43,827
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	63,300	55,101
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,647	8,553
[3,5]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	10,825	9,374
[3,5]	Fannie Mae-Aces Series 2020-M53	1.747%	11/25/32	20,000	16,727
[3,5]	Fannie Mae-Aces Series 2021-M1	1.433%	11/25/30	9,985	8,627
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	2,575	2,233
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/31	12,050	10,327
[3,5]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/31	47,775	41,212
[3,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	16,650	14,261
[3,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	2,490	2,139
[3,5]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	2,200	1,790
[3,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	14,425	12,392
[3,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	16,650	14,180
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	3,725	3,198
[3,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	5,400	4,601
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,481
[3,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	8,375	7,212
[3,5]	Fannie Mae-Aces Series 2022-M10	1.992%	1/25/32	37,600	32,544
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.649%	4/25/33	8,600	8,606
[3,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	8,176	8,177
[3,5]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	3,150	3,157
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/34	50,000	49,114
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	523	522
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	2,616	2,608
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	3,881	3,859
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,168	2,151
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	5,701	5,640
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,301	7,207
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,163	5,082
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	8,910	8,759
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	9,227
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,930
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,897
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	16,947	16,748
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	18,029
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	16,007
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	15,344
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	17,280
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,715
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,931
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,688
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,616	13,364
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,742
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,855
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,459
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,906
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	10,158
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,902
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	28,375
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,529
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,171
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	23,578
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	1,451	1,439
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	10,128
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	16,325
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,791
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,761
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	26,705
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,819
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	350	348
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,903
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,567
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,834
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,417
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,040
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	10,165
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,217	17,543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	12,208
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	12,040
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	10,318
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	17,419
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	11,024
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	15,595
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	14,489
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,824
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	19,017
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	4,177
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,976
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	11,159
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	8,258
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,330
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,685
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,492
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	9,418
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	12,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	11,671
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	15,474
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,197
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,789
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,179	1,079
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,867
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	506	465
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,826
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	21,072
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	10,231
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	75
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	15,801
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	19,200
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	11,501
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,559	2,339
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	18,793
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	7,001
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	31,556
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,447
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,983
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	811	747
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,520
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,542
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,483
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,471
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	20,685
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,935	1,813
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	21,325	20,185
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,308
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	20,000	19,197
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	14,436
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,208
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,199
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,027
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,480
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	5,100	5,096
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,894
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	11,400	11,205
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,638
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	9,110
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	45,550	44,275
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,289
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	8,240	8,252
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	13,000	13,013
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	6,700	6,879
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,328
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	14,245	14,705
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	5,150	5,123
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/34	29,750	29,757
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	8,350	8,468
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/34	13,700	13,226
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/34	8,000	8,045
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	8,540	8,694
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	6,440	6,534
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	6,000	6,115
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	10,750	10,935
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	7,750	7,909
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,150	5,288
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,250	3,321
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	4,300	4,410
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	6,700	6,820
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	9,950	10,333
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	8,700	9,060
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	8,500	8,816
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,400	30,550
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	7,000	7,234
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	3,000	3,058
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	8,000	8,106
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/29	3,000	3,005
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/30	5,200	5,249
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/30	30,000	30,354
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	14,449	14,345
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	15,536	15,336
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	18,605
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,180
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,149	19,111
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	23,028
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	9,387
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,245
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,562	4,273
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,655
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,824
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	7,034
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	1,800	1,672
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	8,525	8,609
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	8,640	8,679
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	11,050	11,140
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	4,750	4,903
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,880
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	5,200	5,375
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	13,000	13,102
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	16,000	16,306
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/32	14,300	14,662
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/32	25,000	25,283
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,201
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,487
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,992
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,515
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	21,974
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,697
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	10,360
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,579
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	14,105
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,262
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	17,192
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,807	2,377
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,374
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,973
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,986
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	5,876	5,834
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/35	35,000	36,082
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	5,694	5,738
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,380	1,409
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,200	3,255
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	1,736	1,739
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,550	1,558
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,100	1,109
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/28	1,300	1,310
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	900	909
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	634	628
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	299	298
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	972
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	1,150	1,150
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,856
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	1,536	1,538
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,075	1,081
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,030	3,047
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	650	658
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	4,950	4,999
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	1,850	1,895
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	6,600	6,664
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,420	6,534
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	7,150	7,241
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,000	1,019
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,732
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,693
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	6,000	6,066
[3]	FREMF 2025-K541 Mortgage Trust Series K541	4.348%	2/25/30	30,000	30,196
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	552	552
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	447	447
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	425	426
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	875	877
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	877	878
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	475	477
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	900	905
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	4,900	4,915
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,100	1,107
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,100	1,109
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,040
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,060
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	1,850	1,850
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	1,600	1,596
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/28	5,000	5,033
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	1,000	1,006
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/28	1,900	1,912
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	1,582	1,575
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	8	8
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,186
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	69	69
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	740
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	545
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,392
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	2,729	2,732
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,307
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	1,605	1,607
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	650	652
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	2,593	2,592
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	3,450	3,458
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	1,675	1,686
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,098	1,116
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	2,750	2,782
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	2,650	2,719
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,100	1,105
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	650	658
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,305
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,183
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	7,825	7,905
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	7,250	7,387
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	1,900	1,910
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/29	3,000	3,027
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	750	762
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/30	750	754
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/31	400	404
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	316	304
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	30	30
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.521%	9/10/47	1,175	1,102
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,094	1,036
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	743	742
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,382
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,665
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,970
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	590	581
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,407
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,781
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,621
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,179
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,761
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	567
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	674
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	13,943
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,537
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	13,528
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,486
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,905
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,815
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	12,280	11,453
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	2,875	2,650
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	5,220
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,482
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,543
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,506
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,507
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	668
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	834	828
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	87	87
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	843
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	2,035	2,039
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	3,450	3,473
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	5,184	5,224
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,750	1,793
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,527
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	2,500	2,556
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	1,150	1,152
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	2,563	2,568
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	138	137
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	871
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	696	695
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	647
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	1,253	1,256
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,075	1,081
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	1,920	1,926
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	650	655
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	5,852	5,889
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	900	910
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,021
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	6,450	6,505
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	850	863
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	10,018
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	3,100	3,162
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	8,000	8,044
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/30	3,750	3,776
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	4,050	4,059
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	1,300	1,307
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/29	11,000	11,106
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/31	4,000	4,052
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/29	1,000	1,002
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/31	500	503
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	582	579
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,375	1,377
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	2,282	2,296
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	768	782
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,200	2,224
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,100	1,130
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	5,000	5,051
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	3,500	3,554
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	1,380	1,390
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/31	4,000	4,031
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/29	3,000	3,019
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/30	1,300	1,312
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,139
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	1,909	1,915
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	850	857
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	2,870	2,885
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	875	886
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	7,393	7,457
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,220	1,245
[3]	John Deere Owner Trust Series 2024-A	4.960%	11/15/28	3,600	3,633
[3]	John Deere Owner Trust Series 2024-A	4.910%	2/18/31	8,000	8,136
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,962
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	2,450	2,448
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/32	1,500	1,506
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,800
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	9,037
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,142
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,617
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,871
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.652%	2/15/47	475	459
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	919	892
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	18	18
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,681
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	117	115
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,622
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	844	824
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	116	115
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,786
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	1,313	1,310
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,815
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	3,436	3,429
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	152	152
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,541
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,518	2,507
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	209	209
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,778
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,219
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,524
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,647
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,216
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	13,106
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,791
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	762
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,531
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,166
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	779
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,141	2,094
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	13,046
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,639
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,740
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,697
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,866
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,491
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	11,202
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,290
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	2,106	2,106
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	2,600	2,602
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,531
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,000	2,035
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	2,750	2,749
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	1,350	1,348
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/29	2,200	2,225
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/31	1,100	1,117
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	468	463
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	1,986	1,985
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	600	601
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	4,400	4,457
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	3,550	3,690
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	9,750	9,804
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	650	660
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/29	5,800	5,877
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/31	2,500	2,559
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,781
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	890	887
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	2,377	2,371
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	1,486	1,481
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,166
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,715
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	29	29
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,940
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	79	79
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,529
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,119
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	9,148
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	8,245
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,997
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,343
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,694
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,511
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,128
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,097
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,503
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,557
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,722
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,141
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	7,179
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,834
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,625
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,782
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	11,210
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,374
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	5,361
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	2,718	2,635
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,530
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,874
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	6,154
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,804
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,151
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,750
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	656
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	383
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	7,416
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.919%	4/15/55	8,550	7,965
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	4,350	4,557
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,000	3,130
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	1,900	2,035
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	550	552
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,550	2,560
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	700	704
[3]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	12,700	12,836
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	10,313	10,438
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	3,500	3,539
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	1,500	1,520
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	905	899
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	309	308
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,701
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	1,559	1,559
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	851
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	4,746	4,756
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	700	706
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,100	1,109
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,800	3,904
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,000	3,034
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	1,900	1,904
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	1,250	1,259
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/29	3,500	3,535
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/30	925	935
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	502	500
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,148
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	374	373
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	687	684
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	538	533
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	223	223
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,110
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	116	116
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,232	1,232
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	830	830
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	411	411
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	824	826
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	875	887
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	112	112
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,640	1,649
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,220	1,239
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	1,894	1,900
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,540	1,560
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	3,980	4,082
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	3,673	3,688
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,450	2,495
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	4,400	4,564
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	2,581	2,594
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	650	661
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	999	1,001
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	900	905
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,566
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,140
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	6,780	6,814
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	3,000	3,008
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	1,500	1,501
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	3,000	3,012
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,841
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	5,275	5,335
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	11,050	11,251
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	13,500	13,679
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	16,300	16,540
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	4,500	4,542
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	4,125	4,189
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	550	549
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	719	713
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	793	783
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	565	564
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	868
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	1,293	1,290
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	521
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	1,741	1,742
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,075	1,078
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	2,830	2,835
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,300	1,308
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	3,434	3,452
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	825	836
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,400	3,440
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	2,650	2,725
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	5,750	5,784
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,350	1,369
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,213
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	8,750	8,977
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	9,000	9,085
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	4,200	4,268
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,000	2,015
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/29	8,350	8,427
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/30	6,350	6,461
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,777
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,298
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,703
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,502
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	7,108
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,806
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	4,196
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,718
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,483
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,807
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,587
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,894
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	4,901	4,834
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,456
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,166
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	12,060
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	8,099
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,531
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	10,158
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,840
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,655
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,705
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	10,097
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	9,254
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,028
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,190
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,579
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,625
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,549
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,922
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	10,700	10,700
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,870	9,954
[3]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,200	2,205
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	2,850	2,907
[3]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	2,900	2,906
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,084
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,539
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	10,000	10,013
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	1,500	1,518
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/31	9,000	9,139
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	7,000	7,031
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	4,812	4,833
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	2,660	2,683
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,558
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,815
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/28	3,300	3,323
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/30	750	756
24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	579	578
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,487	2,498
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	725	734
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	2,850	2,893
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,200	2,259
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	3,000	3,031
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,150	1,160
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	482	481
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,849
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,767
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	620	615
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	57	57
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,789
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	3,043	3,034
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,654
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,140
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,169
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,433
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,843
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,899	1,863
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,859
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	442	439
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,407
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	1,003
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	16,076
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,411
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,960
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,739
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,844
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,779
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,520
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,890
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,076	3,976
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,663
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	15,062
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	12,057
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,074
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	8,098
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,841
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	10,418
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,966
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	5,136
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	10,467
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,830
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	8,200
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,499
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,449
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,717
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,704
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	8,029
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,420
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,738
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	4,125
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	6,100	6,365
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/57	2,500	2,617
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	4,500	4,595
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	9,750	9,877
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	5,500	5,526
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/30	9,000	9,070
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	243	236
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,089
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	680	662
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,201	1,196
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,405	2,380
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	642	639
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	418
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	970	967
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,289
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	952	949
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,068
25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	3,118	3,122
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,325	1,331
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	2,632	2,634
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	3,450	3,470
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,070	2,079
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	450	456
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,200	2,223
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,028
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	4,900	4,927
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,500	1,518
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	3,500	3,535
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,555
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	2,475	2,485
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	2,000	2,011
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/30	3,000	3,038
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	1,500	1,533
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/30	1,500	1,511
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	700	709
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	686	687
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	650	651
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/27	5,000	5,053
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/29	3,600	3,650
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/28	2,000	2,005
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	1,500	1,506
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,150	2,181
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,702,252)					6,444,547
Corporate Bonds (25.0%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/27	7,403	6,950
	Alphabet Inc.	1.100%	8/15/30	53,755	46,422
	Alphabet Inc.	4.500%	5/15/35	11,650	11,494
	Alphabet Inc.	1.900%	8/15/40	13,060	8,765
	Alphabet Inc.	2.050%	8/15/50	34,687	19,368
	Alphabet Inc.	5.250%	5/15/55	27,650	27,221
	Alphabet Inc.	2.250%	8/15/60	18,000	9,569
	Alphabet Inc.	5.300%	5/15/65	15,950	15,620
	America Movil SAB de CV	3.625%	4/22/29	9,313	9,028
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,728
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,736
	America Movil SAB de CV	5.000%	1/20/33	6,927	6,942
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,402
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,022
	America Movil SAB de CV	6.125%	3/30/40	19,236	20,079
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,036
	America Movil SAB de CV	4.375%	4/22/49	22,780	18,604
	AppLovin Corp.	5.125%	12/1/29	11,250	11,402
	AppLovin Corp.	5.375%	12/1/31	23,250	23,661
	AppLovin Corp.	5.950%	12/1/54	8,750	8,544
	AT&T Inc.	3.800%	2/15/27	17,926	17,786
	AT&T Inc.	4.250%	3/1/27	11,658	11,644
	AT&T Inc.	2.300%	6/1/27	22,330	21,522
	AT&T Inc.	1.650%	2/1/28	37,901	35,566
[3]	AT&T Inc.	4.100%	2/15/28	15,722	15,655
	AT&T Inc.	4.350%	3/1/29	14,783	14,814
[3]	AT&T Inc.	4.300%	2/15/30	27,431	27,350
	AT&T Inc.	4.700%	8/15/30	5,150	5,197
	AT&T Inc.	2.250%	2/1/32	2,824	2,431
	AT&T Inc.	2.550%	12/1/33	44,171	36,975
	AT&T Inc.	4.500%	5/15/35	38,873	37,038
	AT&T Inc.	5.375%	8/15/35	5,950	6,056
	AT&T Inc.	5.250%	3/1/37	11,000	10,985
	AT&T Inc.	4.900%	8/15/37	15,625	14,973
	AT&T Inc.	4.850%	3/1/39	19,600	18,533
	AT&T Inc.	3.500%	6/1/41	55,097	43,213
	AT&T Inc.	4.300%	12/15/42	16,890	14,230
	AT&T Inc.	4.350%	6/15/45	15,749	13,046
	AT&T Inc.	4.750%	5/15/46	56,750	49,524
	AT&T Inc.	4.500%	3/9/48	20,763	17,273
26

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	4.550%	3/9/49	17,065	14,178
AT&T Inc.	5.150%	2/15/50	5,000	4,493
AT&T Inc.	3.650%	6/1/51	35,445	25,138
AT&T Inc.	3.500%	9/15/53	74,345	50,332
AT&T Inc.	3.550%	9/15/55	91,005	61,386
AT&T Inc.	6.050%	8/15/56	13,400	13,690
AT&T Inc.	3.800%	12/1/57	77,516	54,234
AT&T Inc.	3.650%	9/15/59	112,013	75,115
AT&T Inc.	3.850%	6/1/60	22,790	15,934
Baidu Inc.	1.625%	2/23/27	2,033	1,948
Baidu Inc.	3.625%	7/6/27	5,375	5,308
Baidu Inc.	4.375%	3/29/28	4,025	4,034
Baidu Inc.	4.875%	11/14/28	4,365	4,439
Baidu Inc.	3.425%	4/7/30	4,436	4,254
Baidu Inc.	2.375%	10/9/30	5,000	4,531
Baidu Inc.	2.375%	8/23/31	7,875	7,021
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	49,796	49,728
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	6,000	4,825
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	13,529	12,721
Booking Holdings Inc.	3.550%	3/15/28	170	167
Booking Holdings Inc.	4.625%	4/13/30	35,200	35,619
British Telecommunications plc	5.125%	12/4/28	4,200	4,292
British Telecommunications plc	9.625%	12/15/30	28,483	35,038
Charter Communications Operating LLC	6.150%	11/10/26	34,470	35,138
Charter Communications Operating LLC	3.750%	2/15/28	26,330	25,819
Charter Communications Operating LLC	4.200%	3/15/28	12,250	12,141
Charter Communications Operating LLC	2.250%	1/15/29	27,750	25,573
Charter Communications Operating LLC	5.050%	3/30/29	9,442	9,537
Charter Communications Operating LLC	6.100%	6/1/29	6,562	6,871
Charter Communications Operating LLC	2.800%	4/1/31	16,447	14,665
Charter Communications Operating LLC	2.300%	2/1/32	15,200	12,813
Charter Communications Operating LLC	4.400%	4/1/33	15,325	14,416
Charter Communications Operating LLC	6.650%	2/1/34	9,900	10,594
Charter Communications Operating LLC	6.550%	6/1/34	27,100	28,899
Charter Communications Operating LLC	6.384%	10/23/35	13,400	14,076
Charter Communications Operating LLC	3.500%	6/1/41	22,016	15,976
Charter Communications Operating LLC	3.500%	3/1/42	25,625	18,283
Charter Communications Operating LLC	6.484%	10/23/45	45,600	45,179
Charter Communications Operating LLC	5.375%	5/1/47	55,344	47,994
Charter Communications Operating LLC	5.750%	4/1/48	8,690	7,907
Charter Communications Operating LLC	5.125%	7/1/49	20,300	16,861
Charter Communications Operating LLC	4.800%	3/1/50	58,555	46,895
Charter Communications Operating LLC	3.700%	4/1/51	33,950	22,629
Charter Communications Operating LLC	3.900%	6/1/52	34,960	23,958
Charter Communications Operating LLC	5.250%	4/1/53	3,902	3,326
Charter Communications Operating LLC	6.834%	10/23/55	1,100	1,126
Charter Communications Operating LLC	3.850%	4/1/61	16,500	10,569
Charter Communications Operating LLC	4.400%	12/1/61	17,200	12,064
Charter Communications Operating LLC	3.950%	6/30/62	15,510	9,982
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,797
Comcast Corp.	2.350%	1/15/27	31,886	31,016
Comcast Corp.	3.300%	2/1/27	19,195	18,932
Comcast Corp.	3.300%	4/1/27	6,000	5,911
Comcast Corp.	3.150%	2/15/28	21,300	20,753
Comcast Corp.	3.550%	5/1/28	7,027	6,910
Comcast Corp.	4.150%	10/15/28	76,776	76,639
Comcast Corp.	4.550%	1/15/29	10,611	10,730
Comcast Corp.	5.100%	6/1/29	12,550	12,954
Comcast Corp.	2.650%	2/1/30	21,500	19,972
Comcast Corp.	3.400%	4/1/30	26,955	25,866
Comcast Corp.	4.250%	10/15/30	16,075	15,994
Comcast Corp.	1.950%	1/15/31	4,751	4,163
Comcast Corp.	1.500%	2/15/31	4,061	3,467
Comcast Corp.	4.950%	5/15/32	5,275	5,364
Comcast Corp.	4.250%	1/15/33	10,285	9,936
Comcast Corp.	7.050%	3/15/33	2,200	2,501
Comcast Corp.	4.800%	5/15/33	8,659	8,634
Comcast Corp.	5.300%	6/1/34	7,055	7,227
Comcast Corp.	4.200%	8/15/34	27,034	25,545
Comcast Corp.	5.300%	5/15/35	11,400	11,613
27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	5.650%	6/15/35	6,890	7,208
	Comcast Corp.	4.400%	8/15/35	30,487	28,887
	Comcast Corp.	6.500%	11/15/35	2,791	3,099
	Comcast Corp.	3.200%	7/15/36	9,475	7,915
	Comcast Corp.	6.450%	3/15/37	8,723	9,568
	Comcast Corp.	3.900%	3/1/38	11,000	9,529
	Comcast Corp.	4.600%	10/15/38	31,065	28,755
	Comcast Corp.	3.250%	11/1/39	6,000	4,694
	Comcast Corp.	3.750%	4/1/40	20,050	16,614
	Comcast Corp.	4.650%	7/15/42	16,000	14,177
	Comcast Corp.	4.600%	8/15/45	14,092	12,141
	Comcast Corp.	3.400%	7/15/46	35,239	25,004
	Comcast Corp.	4.000%	8/15/47	12,675	9,792
	Comcast Corp.	3.969%	11/1/47	20,736	15,936
	Comcast Corp.	4.000%	3/1/48	17,738	13,692
	Comcast Corp.	4.700%	10/15/48	12,286	10,523
	Comcast Corp.	3.999%	11/1/49	8,846	6,730
	Comcast Corp.	3.450%	2/1/50	15,950	10,966
	Comcast Corp.	2.800%	1/15/51	17,225	10,314
	Comcast Corp.	2.887%	11/1/51	74,903	45,531
	Comcast Corp.	2.450%	8/15/52	14,475	7,870
	Comcast Corp.	5.350%	5/15/53	20,280	18,780
	Comcast Corp.	6.050%	5/15/55	32,500	33,178
	Comcast Corp.	2.937%	11/1/56	97,291	57,114
	Comcast Corp.	4.950%	10/15/58	11,739	10,046
	Comcast Corp.	2.650%	8/15/62	9,925	5,176
	Comcast Corp.	2.987%	11/1/63	37,622	21,153
	Comcast Corp.	5.500%	5/15/64	4,020	3,742
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	56,274
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,248
[3]	Discovery Communications LLC	3.950%	3/20/28	2,300	2,197
[3]	Discovery Communications LLC	4.125%	5/15/29	1,985	1,845
[3]	Discovery Communications LLC	3.625%	5/15/30	615	544
	Discovery Communications LLC	5.000%	9/20/37	5,350	3,508
[3]	Discovery Communications LLC	6.350%	6/1/40	7,345	4,866
	Electronic Arts Inc.	1.850%	2/15/31	2,594	2,252
	Electronic Arts Inc.	2.950%	2/15/51	6,500	4,058
	Expedia Group Inc.	4.625%	8/1/27	18,000	18,072
	Expedia Group Inc.	3.250%	2/15/30	17,084	16,132
	Expedia Group Inc.	2.950%	3/15/31	6,642	6,051
	Expedia Group Inc.	5.400%	2/15/35	4,599	4,630
	FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,953
	FactSet Research Systems Inc.	3.450%	3/1/32	5,500	5,012
	Fox Corp.	4.709%	1/25/29	67,875	68,456
	Fox Corp.	3.500%	4/8/30	6,648	6,360
	Fox Corp.	6.500%	10/13/33	5,160	5,580
	Fox Corp.	5.476%	1/25/39	10,500	10,259
	Fox Corp.	5.576%	1/25/49	16,820	15,759
	Grupo Televisa SAB	8.500%	3/11/32	275	307
	Grupo Televisa SAB	6.625%	1/15/40	6,845	6,405
	Grupo Televisa SAB	5.000%	5/13/45	22,660	16,287
	Grupo Televisa SAB	6.125%	1/31/46	4,800	3,956
	Grupo Televisa SAB	5.250%	5/24/49	7,000	5,000
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,870
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,349
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,613
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,712
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	3,988
	Koninklijke KPN NV	8.375%	10/1/30	5,000	5,859
	Meta Platforms Inc.	3.500%	8/15/27	10,000	9,906
	Meta Platforms Inc.	4.600%	5/15/28	15,800	16,093
	Meta Platforms Inc.	4.300%	8/15/29	11,414	11,522
	Meta Platforms Inc.	4.800%	5/15/30	4,644	4,787
	Meta Platforms Inc.	4.550%	8/15/31	21,404	21,708
	Meta Platforms Inc.	3.850%	8/15/32	56,606	54,438
	Meta Platforms Inc.	4.950%	5/15/33	7,100	7,275
	Meta Platforms Inc.	4.750%	8/15/34	24,649	24,762
	Meta Platforms Inc.	4.450%	8/15/52	31,150	26,253
	Meta Platforms Inc.	5.600%	5/15/53	40,000	39,982
	Meta Platforms Inc.	5.400%	8/15/54	23,840	23,242
28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.650%	8/15/62	15,700	13,236
	Meta Platforms Inc.	5.750%	5/15/63	18,569	18,735
	Meta Platforms Inc.	5.550%	8/15/64	42,613	41,656
	NBCUniversal Media LLC	4.450%	1/15/43	12,500	10,758
	Netflix Inc.	4.375%	11/15/26	21,587	21,700
	Netflix Inc.	4.875%	4/15/28	30,152	30,772
	Netflix Inc.	5.875%	11/15/28	65,003	68,520
	Netflix Inc.	6.375%	5/15/29	12,394	13,340
[8]	Netflix Inc.	5.375%	11/15/29	6,600	6,894
[8]	Netflix Inc.	4.875%	6/15/30	9,000	9,208
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,812
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,834
	Omnicom Group Inc.	2.600%	8/1/31	8,000	7,087
	Omnicom Group Inc.	5.300%	11/1/34	6,900	6,959
	Orange SA	9.000%	3/1/31	23,215	28,200
	Orange SA	5.375%	1/13/42	11,690	11,397
	Orange SA	5.500%	2/6/44	9,815	9,661
	Paramount Global	2.900%	1/15/27	9,448	9,195
	Paramount Global	3.375%	2/15/28	4,150	4,015
	Paramount Global	3.700%	6/1/28	12,746	12,387
	Paramount Global	4.200%	6/1/29	4,000	3,894
	Paramount Global	7.875%	7/30/30	20,000	22,177
	Paramount Global	4.950%	1/15/31	21,640	21,034
	Paramount Global	4.200%	5/19/32	14,970	13,670
	Paramount Global	5.500%	5/15/33	12,922	12,475
	Paramount Global	6.875%	4/30/36	13,936	14,273
	Paramount Global	5.900%	10/15/40	5,625	5,125
	Paramount Global	4.850%	7/1/42	12,165	9,601
	Paramount Global	4.375%	3/15/43	37,228	27,414
	Paramount Global	5.850%	9/1/43	35,346	30,708
	Paramount Global	5.250%	4/1/44	800	636
	Paramount Global	4.900%	8/15/44	10,115	7,806
	Paramount Global	4.600%	1/15/45	12,430	9,209
	Paramount Global	4.950%	5/19/50	11,774	8,998
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,468
	Rogers Communications Inc.	5.000%	2/15/29	26,180	26,559
	Rogers Communications Inc.	3.800%	3/15/32	21,100	19,607
	Rogers Communications Inc.	5.300%	2/15/34	24,485	24,512
	Rogers Communications Inc.	7.500%	8/15/38	300	347
	Rogers Communications Inc.	4.500%	3/15/42	16,100	13,733
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,411
	Rogers Communications Inc.	5.000%	3/15/44	10,000	8,901
	Rogers Communications Inc.	4.300%	2/15/48	7,850	6,330
	Rogers Communications Inc.	4.350%	5/1/49	10,900	8,760
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,494
	Rogers Communications Inc.	4.550%	3/15/52	22,050	17,934
	Sprint Capital Corp.	6.875%	11/15/28	23,417	25,137
	Sprint Capital Corp.	8.750%	3/15/32	31,111	37,743
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,961
	Take-Two Interactive Software Inc.	4.950%	3/28/28	7,300	7,411
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,354
	TCI Communications Inc.	7.125%	2/15/28	725	777
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	15,496
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	11,494
	Telefonica Emisiones SA	5.213%	3/8/47	6,427	5,683
	Telefonica Emisiones SA	4.895%	3/6/48	13,753	11,569
	Telefonica Emisiones SA	5.520%	3/1/49	14,095	12,863
	Telefonica Europe BV	8.250%	9/15/30	8,362	9,669
	TELUS Corp.	2.800%	2/16/27	8,525	8,314
	TELUS Corp.	3.400%	5/13/32	10,700	9,744
	TELUS Corp.	4.600%	11/16/48	5,000	4,172
	TELUS Corp.	4.300%	6/15/49	5,995	4,676
	Tencent Music Entertainment Group	2.000%	9/3/30	5,630	4,978
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	2,964	3,448
	Time Warner Cable LLC	6.550%	5/1/37	25,905	26,761
	Time Warner Cable LLC	6.750%	6/15/39	14,979	15,533
	Time Warner Cable LLC	5.875%	11/15/40	5,510	5,288
	Time Warner Cable LLC	5.500%	9/1/41	3,000	2,726
	Time Warner Cable LLC	4.500%	9/15/42	13,586	10,815
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	52,710
29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,813
	T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,657
	T-Mobile USA Inc.	2.050%	2/15/28	23,429	22,144
	T-Mobile USA Inc.	4.950%	3/15/28	7,665	7,795
	T-Mobile USA Inc.	4.800%	7/15/28	47,100	47,741
	T-Mobile USA Inc.	4.850%	1/15/29	5,473	5,555
	T-Mobile USA Inc.	2.625%	2/15/29	7,655	7,188
	T-Mobile USA Inc.	2.400%	3/15/29	7,663	7,131
	T-Mobile USA Inc.	3.375%	4/15/29	12,145	11,695
	T-Mobile USA Inc.	4.200%	10/1/29	3,933	3,906
	T-Mobile USA Inc.	3.875%	4/15/30	147,772	143,480
	T-Mobile USA Inc.	2.550%	2/15/31	27,780	24,887
	T-Mobile USA Inc.	2.875%	2/15/31	10,328	9,405
	T-Mobile USA Inc.	3.500%	4/15/31	26,235	24,647
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,671
	T-Mobile USA Inc.	2.700%	3/15/32	12,446	10,963
	T-Mobile USA Inc.	5.125%	5/15/32	3,677	3,747
	T-Mobile USA Inc.	5.200%	1/15/33	13,712	13,930
	T-Mobile USA Inc.	5.050%	7/15/33	36,783	37,002
	T-Mobile USA Inc.	5.150%	4/15/34	11,311	11,457
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	28,530
	T-Mobile USA Inc.	3.000%	2/15/41	26,444	19,334
	T-Mobile USA Inc.	4.500%	4/15/50	41,335	34,150
	T-Mobile USA Inc.	3.300%	2/15/51	42,337	28,053
	T-Mobile USA Inc.	3.400%	10/15/52	34,567	23,066
	T-Mobile USA Inc.	5.650%	1/15/53	13,235	12,790
	T-Mobile USA Inc.	5.750%	1/15/54	13,263	12,986
	T-Mobile USA Inc.	5.250%	6/15/55	5,500	5,015
	T-Mobile USA Inc.	5.875%	11/15/55	6,507	6,523
	T-Mobile USA Inc.	3.600%	11/15/60	22,833	15,201
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	3,837
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	20,216
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	246
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	5,965
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,538
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	4,995
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,030
	Uber Technologies Inc.	4.300%	1/15/30	40,150	40,005
	Uber Technologies Inc.	4.800%	9/15/34	4,900	4,824
	Uber Technologies Inc.	5.350%	9/15/54	15,225	14,228
	VeriSign Inc.	2.700%	6/15/31	6,000	5,368
	VeriSign Inc.	5.250%	6/1/32	5,784	5,892
	Verizon Communications Inc.	2.100%	3/22/28	16,246	15,393
	Verizon Communications Inc.	4.016%	12/3/29	41,471	40,913
	Verizon Communications Inc.	3.150%	3/22/30	37,595	35,599
	Verizon Communications Inc.	1.500%	9/18/30	7,500	6,479
	Verizon Communications Inc.	1.680%	10/30/30	16,168	13,988
	Verizon Communications Inc.	1.750%	1/20/31	22,075	19,054
	Verizon Communications Inc.	2.550%	3/21/31	45,000	40,367
	Verizon Communications Inc.	2.355%	3/15/32	48,254	41,582
	Verizon Communications Inc.	5.050%	5/9/33	10,611	10,756
	Verizon Communications Inc.	4.500%	8/10/33	30,833	29,954
	Verizon Communications Inc.	4.400%	11/1/34	44,787	42,524
	Verizon Communications Inc.	4.780%	2/15/35	36,200	35,282
	Verizon Communications Inc.	5.250%	4/2/35	25,512	25,722
	Verizon Communications Inc.	4.272%	1/15/36	14,971	13,837
	Verizon Communications Inc.	5.250%	3/16/37	12,739	12,685
[8]	Verizon Communications Inc.	5.401%	7/2/37	125,625	126,349
	Verizon Communications Inc.	4.812%	3/15/39	13,216	12,398
	Verizon Communications Inc.	2.650%	11/20/40	105,406	74,352
	Verizon Communications Inc.	3.400%	3/22/41	41,753	32,194
	Verizon Communications Inc.	2.850%	9/3/41	10,600	7,495
	Verizon Communications Inc.	4.750%	11/1/41	6,200	5,579
	Verizon Communications Inc.	3.850%	11/1/42	5,000	3,990
	Verizon Communications Inc.	4.125%	8/15/46	14,730	11,826
	Verizon Communications Inc.	4.862%	8/21/46	24,004	21,430
	Verizon Communications Inc.	4.522%	9/15/48	17,555	14,840
	Verizon Communications Inc.	4.000%	3/22/50	13,350	10,183
	Verizon Communications Inc.	2.875%	11/20/50	58,300	36,293
	Verizon Communications Inc.	3.550%	3/22/51	14,000	10,014
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.875%	3/1/52	1,500	1,114
	Verizon Communications Inc.	4.672%	3/15/55	16,074	13,546
	Verizon Communications Inc.	2.987%	10/30/56	51,505	31,007
	Verizon Communications Inc.	3.000%	11/20/60	21,000	12,349
	Verizon Communications Inc.	3.700%	3/22/61	35,300	24,340
	Vodafone Group plc	6.150%	2/27/37	3,770	4,036
	Vodafone Group plc	5.250%	5/30/48	15,833	14,488
	Vodafone Group plc	4.875%	6/19/49	37,749	32,467
	Vodafone Group plc	4.250%	9/17/50	22,915	17,844
	Vodafone Group plc	5.625%	2/10/53	22,910	21,598
	Vodafone Group plc	5.125%	6/19/59	2,231	1,962
	Vodafone Group plc	5.750%	2/10/63	5,000	4,682
	Vodafone Group plc	5.875%	6/28/64	12,810	12,281
	Walt Disney Co.	3.375%	11/15/26	11,225	11,124
	Walt Disney Co.	3.700%	3/23/27	12,000	11,983
	Walt Disney Co.	2.200%	1/13/28	7,400	7,094
	Walt Disney Co.	2.000%	9/1/29	36,267	33,299
	Walt Disney Co.	3.800%	3/22/30	3,785	3,727
	Walt Disney Co.	2.650%	1/13/31	16,038	14,784
	Walt Disney Co.	6.550%	3/15/33	7,415	8,367
	Walt Disney Co.	6.400%	12/15/35	38,947	43,814
	Walt Disney Co.	6.150%	3/1/37	14,458	15,775
	Walt Disney Co.	4.625%	3/23/40	7,010	6,684
	Walt Disney Co.	3.500%	5/13/40	26,033	21,363
	Walt Disney Co.	5.400%	10/1/43	6,633	6,590
	Walt Disney Co.	4.750%	9/15/44	20,211	18,241
	Walt Disney Co.	4.950%	10/15/45	2,050	1,888
	Walt Disney Co.	4.750%	11/15/46	11,268	10,138
	Walt Disney Co.	2.750%	9/1/49	23,900	15,033
	Walt Disney Co.	3.600%	1/13/51	30,000	22,146
	Walt Disney Co.	3.800%	5/13/60	13,033	9,510
[3]	Warnermedia Holdings Inc.	3.755%	3/15/27	1,385	1,350
[3]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,610	1,499
[3]	Warnermedia Holdings Inc.	4.279%	3/15/32	2,010	1,695
[3]	Warnermedia Holdings Inc.	5.050%	3/15/42	790	531
[3]	Warnermedia Holdings Inc.	5.141%	3/15/52	1,575	972
	Weibo Corp.	3.375%	7/8/30	8,565	7,970
					5,879,287
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	26,135	25,656
[8]	Alibaba Group Holding Ltd.	4.875%	5/26/30	11,700	11,949
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,378	14,475
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,710	7,412
[8]	Alibaba Group Holding Ltd.	5.250%	5/26/35	12,800	12,944
	Alibaba Group Holding Ltd.	4.000%	12/6/37	5,760	5,084
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,442
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,395
	Alibaba Group Holding Ltd.	3.150%	2/9/51	18,144	11,771
[8]	Alibaba Group Holding Ltd.	5.625%	11/26/54	5,875	5,722
	Alibaba Group Holding Ltd.	4.400%	12/6/57	11,575	9,204
	Alibaba Group Holding Ltd.	3.250%	2/9/61	12,254	7,578
	Amazon.com Inc.	3.300%	4/13/27	27,085	26,780
	Amazon.com Inc.	1.200%	6/3/27	24,193	22,964
	Amazon.com Inc.	3.150%	8/22/27	39,805	39,152
	Amazon.com Inc.	4.550%	12/1/27	11,078	11,226
	Amazon.com Inc.	1.650%	5/12/28	19,000	17,845
	Amazon.com Inc.	3.450%	4/13/29	25,000	24,528
	Amazon.com Inc.	4.650%	12/1/29	23,915	24,456
	Amazon.com Inc.	1.500%	6/3/30	25,291	22,373
	Amazon.com Inc.	2.100%	5/12/31	55,500	49,280
	Amazon.com Inc.	3.600%	4/13/32	30,885	29,556
	Amazon.com Inc.	4.700%	12/1/32	38,740	39,441
	Amazon.com Inc.	4.800%	12/5/34	4,870	4,969
	Amazon.com Inc.	3.875%	8/22/37	58,621	53,004
	Amazon.com Inc.	2.875%	5/12/41	54,500	40,671
	Amazon.com Inc.	4.950%	12/5/44	19,336	18,728
	Amazon.com Inc.	4.050%	8/22/47	34,630	28,618
	Amazon.com Inc.	2.500%	6/3/50	39,200	23,556
	Amazon.com Inc.	3.100%	5/12/51	33,540	22,606
31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.950%	4/13/52	8,908	7,029
	Amazon.com Inc.	4.250%	8/22/57	12,425	10,179
	Amazon.com Inc.	2.700%	6/3/60	23,550	13,521
	Amazon.com Inc.	3.250%	5/12/61	23,500	15,300
	Amazon.com Inc.	4.100%	4/13/62	6,061	4,734
[3]	American Honda Finance Corp.	5.250%	7/7/26	13,500	13,615
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,613
[3]	American Honda Finance Corp.	4.400%	10/5/26	13,550	13,560
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,174
	American Honda Finance Corp.	4.900%	3/12/27	18,000	18,162
[3]	American Honda Finance Corp.	4.900%	7/9/27	5,650	5,719
[3]	American Honda Finance Corp.	4.450%	10/22/27	11,200	11,236
	American Honda Finance Corp.	4.550%	3/3/28	8,381	8,422
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,000	6,576
[3]	American Honda Finance Corp.	5.125%	7/7/28	12,938	13,206
	American Honda Finance Corp.	5.650%	11/15/28	7,265	7,544
[3]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,458
	American Honda Finance Corp.	4.900%	3/13/29	3,019	3,065
[3]	American Honda Finance Corp.	4.400%	9/5/29	9,850	9,808
	American Honda Finance Corp.	4.800%	3/5/30	13,541	13,648
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,904
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,786
[3]	American Honda Finance Corp.	5.050%	7/10/31	7,200	7,295
[3]	American Honda Finance Corp.	4.850%	10/23/31	13,100	13,130
[3]	American Honda Finance Corp.	4.900%	1/10/34	15,667	15,479
	American Honda Finance Corp.	5.200%	3/5/35	8,851	8,805
[3]	American University	3.672%	4/1/49	4,830	3,635
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	1,400	1,380
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	2,900	2,798
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	1,825	1,382
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/49	3,890	3,334
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	9,080	5,454
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	9,775	7,007
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	16,600	14,876
	AutoNation Inc.	3.800%	11/15/27	6,075	5,981
	AutoNation Inc.	4.750%	6/1/30	2,553	2,540
	AutoNation Inc.	2.400%	8/1/31	5,868	5,048
	AutoNation Inc.	3.850%	3/1/32	1,250	1,151
	AutoNation Inc.	5.890%	3/15/35	1,265	1,283
	AutoZone Inc.	5.050%	7/15/26	5,610	5,650
	AutoZone Inc.	3.750%	6/1/27	5,600	5,547
	AutoZone Inc.	4.500%	2/1/28	6,366	6,414
	AutoZone Inc.	6.250%	11/1/28	10,500	11,131
	AutoZone Inc.	3.750%	4/18/29	9,657	9,443
	AutoZone Inc.	5.100%	7/15/29	8,750	8,975
	AutoZone Inc.	4.000%	4/15/30	18,664	18,273
	AutoZone Inc.	5.125%	6/15/30	4,700	4,818
	AutoZone Inc.	1.650%	1/15/31	10,138	8,682
	AutoZone Inc.	4.750%	8/1/32	9,000	8,960
	AutoZone Inc.	4.750%	2/1/33	5,000	4,950
	AutoZone Inc.	5.200%	8/1/33	4,000	4,048
	AutoZone Inc.	6.550%	11/1/33	5,275	5,823
	Best Buy Co. Inc.	4.450%	10/1/28	16,000	16,038
	BorgWarner Inc.	2.650%	7/1/27	1,000	967
	BorgWarner Inc.	5.400%	8/15/34	2,000	2,023
	BorgWarner Inc.	4.375%	3/15/45	12,489	10,315
[3]	Brown University	2.924%	9/1/50	6,815	4,494
	Brunswick Corp.	5.850%	3/18/29	3,000	3,092
	Brunswick Corp.	2.400%	8/18/31	9,580	8,151
	Brunswick Corp.	5.100%	4/1/52	4,375	3,351
[3]	California Endowment	2.498%	4/1/51	3,776	2,192
	California Institute of Technology	4.321%	8/1/45	1,606	1,374
	California Institute of Technology	4.700%	11/1/11	5,575	4,550
	California Institute of Technology	3.650%	9/1/19	5,204	3,297
[3]	Case Western Reserve University	5.405%	6/1/22	3,775	3,514
	Choice Hotels International Inc.	3.700%	12/1/29	3,000	2,852
	Choice Hotels International Inc.	3.700%	1/15/31	1,650	1,531
	Choice Hotels International Inc.	5.850%	8/1/34	9,750	9,830
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,206
	Cornell University	4.835%	6/15/34	5,950	5,970
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,240
	Darden Restaurants Inc.	4.350%	10/15/27	3,809	3,817
	Darden Restaurants Inc.	4.550%	10/15/29	4,600	4,590
	Darden Restaurants Inc.	6.300%	10/10/33	2,993	3,207
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,133
	Dick's Sporting Goods Inc.	3.150%	1/15/32	2,167	1,944
	Dick's Sporting Goods Inc.	4.100%	1/15/52	8,800	6,277
	DR Horton Inc.	1.400%	10/15/27	2,000	1,881
	DR Horton Inc.	4.850%	10/15/30	16,750	16,899
	DR Horton Inc.	5.500%	10/15/35	15,423	15,704
[3]	Duke University	2.682%	10/1/44	5,500	3,909
[3]	Duke University	2.757%	10/1/50	3,575	2,270
[3]	Duke University	2.832%	10/1/55	10,675	6,519
	eBay Inc.	3.600%	6/5/27	10,250	10,139
	eBay Inc.	2.700%	3/11/30	25,295	23,446
	eBay Inc.	2.600%	5/10/31	7,900	7,088
	eBay Inc.	6.300%	11/22/32	5,000	5,459
	eBay Inc.	4.000%	7/15/42	7,336	5,951
	eBay Inc.	3.650%	5/10/51	10,325	7,478
[3]	Emory University	2.143%	9/1/30	6,300	5,670
[3]	Emory University	2.969%	9/1/50	4,300	2,800
	Ferguson Enterprises Inc.	5.000%	10/3/34	8,700	8,633
[3]	Ford Foundation	2.415%	6/1/50	2,745	1,612
[3]	Ford Foundation	2.815%	6/1/70	8,638	4,814
	Ford Motor Co.	4.346%	12/8/26	10,440	10,372
	Ford Motor Co.	9.625%	4/22/30	1,800	2,072
	Ford Motor Co.	3.250%	2/12/32	27,765	23,412
	Ford Motor Co.	6.100%	8/19/32	510	509
	Ford Motor Co.	4.750%	1/15/43	42,323	32,556
	Ford Motor Co.	7.400%	11/1/46	1,450	1,488
	Ford Motor Credit Co. LLC	4.542%	8/1/26	8,161	8,105
	Ford Motor Credit Co. LLC	5.125%	11/5/26	19,300	19,261
	Ford Motor Credit Co. LLC	4.271%	1/9/27	19,148	18,833
	Ford Motor Credit Co. LLC	5.800%	3/5/27	630	635
	Ford Motor Credit Co. LLC	5.850%	5/17/27	9,375	9,449
	Ford Motor Credit Co. LLC	4.950%	5/28/27	15,331	15,233
	Ford Motor Credit Co. LLC	4.125%	8/17/27	11,241	10,984
	Ford Motor Credit Co. LLC	3.815%	11/2/27	8,161	7,877
	Ford Motor Credit Co. LLC	7.350%	11/4/27	5,561	5,775
	Ford Motor Credit Co. LLC	2.900%	2/16/28	11,375	10,668
	Ford Motor Credit Co. LLC	6.800%	5/12/28	16,321	16,870
	Ford Motor Credit Co. LLC	6.798%	11/7/28	32,071	33,233
	Ford Motor Credit Co. LLC	2.900%	2/10/29	7,465	6,787
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,365	1,368
	Ford Motor Credit Co. LLC	5.113%	5/3/29	29,423	28,773
	Ford Motor Credit Co. LLC	5.303%	9/6/29	31,131	30,579
	Ford Motor Credit Co. LLC	5.875%	11/7/29	24,100	24,176
	Ford Motor Credit Co. LLC	7.200%	6/10/30	5,347	5,624
	Ford Motor Credit Co. LLC	4.000%	11/13/30	32,409	29,573
	Ford Motor Credit Co. LLC	6.050%	3/5/31	8,582	8,565
	Ford Motor Credit Co. LLC	3.625%	6/17/31	14,359	12,643
	Ford Motor Credit Co. LLC	6.054%	11/5/31	62,855	62,534
	Ford Motor Credit Co. LLC	6.532%	3/19/32	1,905	1,934
	Ford Motor Credit Co. LLC	7.122%	11/7/33	35,184	36,507
	Ford Motor Credit Co. LLC	6.125%	3/8/34	10,000	9,730
	Ford Motor Credit Co. LLC	6.500%	2/7/35	4,331	4,327
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,498
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,250	2,113
	Fortune Brands Innovations Inc.	5.875%	6/1/33	11,390	11,938
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	3,797
	General Motors Co.	4.200%	10/1/27	6,794	6,725
	General Motors Co.	6.800%	10/1/27	8,603	8,959
	General Motors Co.	5.350%	4/15/28	5,550	5,635
	General Motors Co.	5.000%	10/1/28	19,371	19,547
	General Motors Co.	5.400%	10/15/29	1,705	1,741
	General Motors Co.	5.625%	4/15/30	11,350	11,604
	General Motors Co.	5.000%	4/1/35	21,254	20,047
	General Motors Co.	6.250%	4/15/35	7,175	7,381
	General Motors Co.	6.600%	4/1/36	9,436	9,977
	General Motors Co.	5.150%	4/1/38	9,579	8,890
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.250%	10/2/43	17,970	17,619
	General Motors Co.	5.200%	4/1/45	15,582	13,358
	General Motors Co.	6.750%	4/1/46	7,747	7,926
	General Motors Co.	5.400%	4/1/48	5,275	4,589
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	27,903
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,945
	General Motors Financial Co. Inc.	5.000%	4/9/27	13,933	14,019
	General Motors Financial Co. Inc.	5.400%	5/8/27	22,500	22,831
	General Motors Financial Co. Inc.	5.000%	7/15/27	3,065	3,083
	General Motors Financial Co. Inc.	5.350%	7/15/27	11,000	11,162
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,682
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,055
	General Motors Financial Co. Inc.	5.050%	4/4/28	4,605	4,640
	General Motors Financial Co. Inc.	2.400%	4/10/28	19,000	17,863
	General Motors Financial Co. Inc.	5.800%	6/23/28	16,392	16,888
	General Motors Financial Co. Inc.	5.800%	1/7/29	25,000	25,752
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,731	3,812
	General Motors Financial Co. Inc.	4.300%	4/6/29	16,130	15,775
	General Motors Financial Co. Inc.	5.550%	7/15/29	40,750	41,620
	General Motors Financial Co. Inc.	4.900%	10/6/29	11,300	11,286
	General Motors Financial Co. Inc.	5.350%	1/7/30	43,645	44,154
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,300	7,764
	General Motors Financial Co. Inc.	5.450%	7/15/30	4,850	4,920
	General Motors Financial Co. Inc.	2.350%	1/8/31	10,978	9,505
	General Motors Financial Co. Inc.	5.750%	2/8/31	10,250	10,531
	General Motors Financial Co. Inc.	2.700%	6/10/31	29,885	26,130
	General Motors Financial Co. Inc.	5.600%	6/18/31	10,800	11,016
	General Motors Financial Co. Inc.	3.100%	1/12/32	6,715	5,893
	General Motors Financial Co. Inc.	5.625%	4/4/32	3,795	3,836
	General Motors Financial Co. Inc.	6.400%	1/9/33	3,000	3,157
	General Motors Financial Co. Inc.	6.100%	1/7/34	7,500	7,721
	General Motors Financial Co. Inc.	5.950%	4/4/34	11,944	12,117
	General Motors Financial Co. Inc.	5.450%	9/6/34	6,934	6,780
	General Motors Financial Co. Inc.	5.900%	1/7/35	18,279	18,360
	General Motors Financial Co. Inc.	6.150%	7/15/35	12,120	12,379
	Genuine Parts Co.	6.500%	11/1/28	4,532	4,812
	Genuine Parts Co.	4.950%	8/15/29	18,471	18,760
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,188
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,346
[3]	George Washington University	4.300%	9/15/44	3,944	3,336
	George Washington University	4.868%	9/15/45	1,742	1,579
[3]	George Washington University	4.126%	9/15/48	11,456	9,147
[3]	Georgetown University	4.315%	4/1/49	4,837	3,995
[3]	Georgetown University	2.943%	4/1/50	8,380	5,400
	Georgetown University	5.115%	4/1/53	1,500	1,382
[3]	Georgetown University	5.215%	10/1/18	2,694	2,372
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,868
	GXO Logistics Inc.	6.250%	5/6/29	4,000	4,179
	GXO Logistics Inc.	2.650%	7/15/31	7,000	6,092
	GXO Logistics Inc.	6.500%	5/6/34	5,715	5,968
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	6,030
	Hasbro Inc.	3.550%	11/19/26	5,000	4,933
	Hasbro Inc.	3.900%	11/19/29	9,500	9,157
	Hasbro Inc.	6.050%	5/14/34	2,500	2,578
	Hasbro Inc.	6.350%	3/15/40	4,625	4,741
	Hasbro Inc.	5.100%	5/15/44	5,413	4,696
	Home Depot Inc.	2.125%	9/15/26	8,853	8,649
	Home Depot Inc.	4.950%	9/30/26	5,500	5,553
	Home Depot Inc.	2.500%	4/15/27	24,813	24,152
	Home Depot Inc.	2.800%	9/14/27	5,480	5,341
	Home Depot Inc.	0.900%	3/15/28	5,000	4,612
	Home Depot Inc.	1.500%	9/15/28	4,000	3,700
	Home Depot Inc.	2.950%	6/15/29	26,455	25,313
	Home Depot Inc.	4.750%	6/25/29	15,100	15,417
	Home Depot Inc.	2.700%	4/15/30	36,495	34,090
	Home Depot Inc.	1.375%	3/15/31	8,200	6,957
	Home Depot Inc.	4.850%	6/25/31	10,200	10,464
	Home Depot Inc.	1.875%	9/15/31	15,900	13,702
	Home Depot Inc.	3.250%	4/15/32	39,279	36,369
	Home Depot Inc.	4.500%	9/15/32	10,000	10,042
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.950%	6/25/34	22,500	22,761
	Home Depot Inc.	5.875%	12/16/36	52,494	56,291
	Home Depot Inc.	3.300%	4/15/40	25,650	20,475
	Home Depot Inc.	4.200%	4/1/43	5,712	4,872
	Home Depot Inc.	4.400%	3/15/45	11,095	9,552
	Home Depot Inc.	4.250%	4/1/46	13,280	11,118
	Home Depot Inc.	3.900%	6/15/47	23,205	18,261
	Home Depot Inc.	4.500%	12/6/48	15,173	13,009
	Home Depot Inc.	3.125%	12/15/49	33,120	22,283
	Home Depot Inc.	3.350%	4/15/50	24,560	17,227
	Home Depot Inc.	2.375%	3/15/51	9,550	5,387
	Home Depot Inc.	2.750%	9/15/51	4,130	2,529
	Home Depot Inc.	3.625%	4/15/52	29,688	21,596
	Home Depot Inc.	4.950%	9/15/52	14,500	13,174
	Home Depot Inc.	5.300%	6/25/54	13,500	12,954
	Home Depot Inc.	3.500%	9/15/56	10,910	7,585
[6]	Honda Motor Co. Ltd.	4.436%	7/8/28	20,500	20,524
[6]	Honda Motor Co. Ltd.	4.688%	7/8/30	15,200	15,225
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,744
[6]	Honda Motor Co. Ltd.	5.337%	7/8/35	12,900	12,935
[3]	Howard University	5.209%	10/1/52	3,100	2,705
	Hyatt Hotels Corp.	5.750%	1/30/27	4,000	4,083
	Hyatt Hotels Corp.	5.050%	3/30/28	3,525	3,563
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,781
	Hyatt Hotels Corp.	5.250%	6/30/29	5,625	5,723
	Hyatt Hotels Corp.	5.750%	4/23/30	14,720	15,224
	Hyatt Hotels Corp.	5.375%	12/15/31	8,750	8,889
	Hyatt Hotels Corp.	5.750%	3/30/32	2,831	2,907
	Hyatt Hotels Corp.	5.500%	6/30/34	5,800	5,807
	JD.com Inc.	3.375%	1/14/30	8,025	7,681
	JD.com Inc.	4.125%	1/14/50	3,250	2,558
[3]	Johns Hopkins University	4.705%	7/1/32	7,000	7,076
[3]	Johns Hopkins University	4.083%	7/1/53	5,300	4,234
[3]	Johns Hopkins University	2.813%	1/1/60	325	192
	Las Vegas Sands Corp.	3.500%	8/18/26	15,000	14,790
	Las Vegas Sands Corp.	5.900%	6/1/27	20,011	20,432
	Las Vegas Sands Corp.	5.625%	6/15/28	2,825	2,882
	Las Vegas Sands Corp.	3.900%	8/8/29	5,000	4,757
	Las Vegas Sands Corp.	6.000%	8/15/29	6,000	6,164
	Las Vegas Sands Corp.	6.000%	6/14/30	5,200	5,363
	Las Vegas Sands Corp.	6.200%	8/15/34	9,150	9,348
	Lear Corp.	3.800%	9/15/27	3,256	3,208
	Lear Corp.	4.250%	5/15/29	6,850	6,731
	Lear Corp.	3.500%	5/30/30	3,800	3,585
	Lear Corp.	2.600%	1/15/32	4,650	4,016
	Lear Corp.	5.250%	5/15/49	14,990	12,892
	Lear Corp.	3.550%	1/15/52	4,650	2,974
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	12,105
	Leggett & Platt Inc.	3.500%	11/15/51	6,815	4,342
	Leland Stanford Junior University	1.289%	6/1/27	1,075	1,026
	Leland Stanford Junior University	4.679%	3/1/35	3,950	3,938
	Leland Stanford Junior University	3.647%	5/1/48	11,840	9,101
	Leland Stanford Junior University	2.413%	6/1/50	4,795	2,844
	Lennar Corp.	5.000%	6/15/27	5,000	5,035
	Lennar Corp.	4.750%	11/29/27	15,000	15,105
	Lennar Corp.	5.200%	7/30/30	4,450	4,534
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	5,172
	Lowe's Cos. Inc.	3.100%	5/3/27	12,618	12,370
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	8,076
	Lowe's Cos. Inc.	1.700%	9/15/28	18,546	17,158
	Lowe's Cos. Inc.	6.500%	3/15/29	267	286
	Lowe's Cos. Inc.	3.650%	4/5/29	24,003	23,438
	Lowe's Cos. Inc.	4.500%	4/15/30	11,609	11,695
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,710
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	23,904
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	25,693
	Lowe's Cos. Inc.	5.000%	4/15/33	2,000	2,020
	Lowe's Cos. Inc.	5.150%	7/1/33	26,750	27,299
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,394
	Lowe's Cos. Inc.	2.800%	9/15/41	23,967	16,745
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	4.650%	4/15/42	2,500	2,200
	Lowe's Cos. Inc.	4.250%	9/15/44	541	429
	Lowe's Cos. Inc.	3.700%	4/15/46	6,980	5,194
	Lowe's Cos. Inc.	4.050%	5/3/47	19,622	15,269
	Lowe's Cos. Inc.	4.550%	4/5/49	15,320	12,597
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,565
	Lowe's Cos. Inc.	3.000%	10/15/50	21,668	13,544
	Lowe's Cos. Inc.	3.500%	4/1/51	6,775	4,643
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	20,381
	Lowe's Cos. Inc.	5.625%	4/15/53	2,250	2,165
	Lowe's Cos. Inc.	5.750%	7/1/53	5,066	4,954
	Lowe's Cos. Inc.	4.450%	4/1/62	16,650	12,921
	Lowe's Cos. Inc.	5.800%	9/15/62	1,000	968
	Lowe's Cos. Inc.	5.850%	4/1/63	2,560	2,495
	Magna International Inc.	5.050%	3/14/29	12,500	12,754
	Magna International Inc.	2.450%	6/15/30	5,000	4,531
	Magna International Inc.	5.500%	3/21/33	5,500	5,636
	Magna International Inc.	5.875%	6/1/35	3,525	3,613
	Marriott International Inc.	5.550%	10/15/28	18,830	19,527
[3]	Marriott International Inc.	4.650%	12/1/28	15,073	15,179
	Marriott International Inc.	4.900%	4/15/29	16,000	16,273
	Marriott International Inc.	4.875%	5/15/29	8,500	8,622
	Marriott International Inc.	4.800%	3/15/30	6,150	6,210
[3]	Marriott International Inc.	4.625%	6/15/30	16,100	16,152
[3]	Marriott International Inc.	2.850%	4/15/31	25,500	23,160
[3]	Marriott International Inc.	3.500%	10/15/32	7,971	7,248
[3]	Marriott International Inc.	2.750%	10/15/33	5,000	4,254
	Marriott International Inc.	5.300%	5/15/34	7,000	7,084
	Marriott International Inc.	5.350%	3/15/35	9,250	9,326
	Marriott International Inc.	5.500%	4/15/37	10,922	10,924
	Masco Corp.	3.500%	11/15/27	8,550	8,368
	Masco Corp.	1.500%	2/15/28	5,000	4,641
	Masco Corp.	2.000%	10/1/30	3,175	2,754
	Masco Corp.	2.000%	2/15/31	9,000	7,741
	Masco Corp.	4.500%	5/15/47	3,546	2,878
	Masco Corp.	3.125%	2/15/51	4,000	2,496
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	132
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	5,580	3,747
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	1,012	573
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	3,556
	Massachusetts Institute of Technology	5.618%	6/1/55	3,000	3,086
	Massachusetts Institute of Technology	5.600%	7/1/11	8,431	8,446
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	12,410
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,565
	Mattel Inc.	5.450%	11/1/41	3,596	3,200
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	8,860
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	8,889
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	11,378
	McDonald's Corp.	4.800%	8/14/28	12,000	12,222
[3]	McDonald's Corp.	5.000%	5/17/29	6,200	6,369
[3]	McDonald's Corp.	2.625%	9/1/29	13,389	12,577
[3]	McDonald's Corp.	2.125%	3/1/30	16,996	15,428
	McDonald's Corp.	4.600%	5/15/30	2,530	2,557
[3]	McDonald's Corp.	3.600%	7/1/30	18,716	18,106
[3]	McDonald's Corp.	4.600%	9/9/32	2,063	2,066
	McDonald's Corp.	4.950%	8/14/33	7,000	7,132
	McDonald's Corp.	4.950%	3/3/35	34,146	34,117
[3]	McDonald's Corp.	4.700%	12/9/35	16,400	16,001
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	8,800
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	8,078
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	4,253
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	3,316
[3]	McDonald's Corp.	4.600%	5/26/45	13,860	12,031
[3]	McDonald's Corp.	4.875%	12/9/45	20,000	18,032
[3]	McDonald's Corp.	4.450%	3/1/47	11,327	9,573
[3]	McDonald's Corp.	4.450%	9/1/48	3,736	3,124
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	7,947
[3]	McDonald's Corp.	5.150%	9/9/52	15,060	13,801
	MDC Holdings Inc.	3.850%	1/15/30	9,000	8,600
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,594
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MDC Holdings Inc.	6.000%	1/15/43	7,400	6,672
[8]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	915
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	10,486
[8]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,539
	Meritage Homes Corp.	5.650%	3/15/35	2,531	2,540
	Mohawk Industries Inc.	5.850%	9/18/28	4,000	4,163
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,385
	NIKE Inc.	2.375%	11/1/26	7,270	7,115
	NIKE Inc.	2.750%	3/27/27	7,374	7,214
	NIKE Inc.	2.850%	3/27/30	19,749	18,604
	NIKE Inc.	3.250%	3/27/40	14,649	11,668
	NIKE Inc.	3.625%	5/1/43	3,025	2,405
	NIKE Inc.	3.875%	11/1/45	1,575	1,255
	NIKE Inc.	3.375%	11/1/46	8,325	6,017
	NIKE Inc.	3.375%	3/27/50	21,340	15,112
[3]	Northeastern University	2.894%	10/1/50	3,140	2,045
	Northwestern University	4.940%	12/1/35	6,090	6,140
[3]	Northwestern University	4.643%	12/1/44	9,550	8,913
[3]	Northwestern University	2.640%	12/1/50	3,000	1,855
[3]	Northwestern University	3.662%	12/1/57	2,100	1,504
	NVR Inc.	3.000%	5/15/30	9,072	8,446
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,500	3,564
	O'Reilly Automotive Inc.	3.600%	9/1/27	24,495	24,172
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,680
	O'Reilly Automotive Inc.	3.900%	6/1/29	11,216	11,019
	O'Reilly Automotive Inc.	4.200%	4/1/30	17,950	17,766
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,687
	O'Reilly Automotive Inc.	4.700%	6/15/32	3,000	2,981
	O'Reilly Automotive Inc.	5.000%	8/19/34	7,589	7,538
	Owens Corning	3.400%	8/15/26	2,025	2,003
	Owens Corning	5.500%	6/15/27	2,500	2,555
	Owens Corning	3.950%	8/15/29	4,100	4,016
	Owens Corning	3.875%	6/1/30	4,275	4,130
	Owens Corning	5.700%	6/15/34	9,255	9,611
	Owens Corning	7.000%	12/1/36	1,787	2,007
	Owens Corning	4.300%	7/15/47	8,075	6,509
	Owens Corning	4.400%	1/30/48	4,100	3,347
	Owens Corning	5.950%	6/15/54	10,200	10,301
[3]	President & Fellows of Harvard College	4.609%	2/15/35	12,700	12,592
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,556
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,514
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	3,988
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,061
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,255
	PulteGroup Inc.	5.000%	1/15/27	6,780	6,828
	PulteGroup Inc.	6.375%	5/15/33	10,340	11,086
	PulteGroup Inc.	6.000%	2/15/35	2,000	2,093
	PVH Corp.	5.500%	6/13/30	15,575	15,686
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,479
	Ralph Lauren Corp.	5.000%	6/15/32	14,650	14,875
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,010
	Rollins Inc.	5.250%	2/24/35	2,707	2,716
	Ross Stores Inc.	1.875%	4/15/31	10,000	8,570
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	3,823	4,040
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,412	8,193
	Sands China Ltd.	2.300%	3/8/27	7,600	7,290
	Sands China Ltd.	5.400%	8/8/28	21,200	21,364
	Sands China Ltd.	2.850%	3/8/29	7,100	6,519
	Sands China Ltd.	4.375%	6/18/30	7,600	7,266
	Sands China Ltd.	3.250%	8/8/31	6,525	5,755
	Snap-on Inc.	3.250%	3/1/27	4,475	4,410
	Snap-on Inc.	4.100%	3/1/48	4,600	3,707
	Snap-on Inc.	3.100%	5/1/50	5,225	3,517
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,019
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	11,909
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,805
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,248	4,411
	Stanley Black & Decker Inc.	2.750%	11/15/50	10,000	5,694
	Starbucks Corp.	4.850%	2/8/27	11,300	11,403
	Starbucks Corp.	2.000%	3/12/27	10,000	9,629
37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.500%	3/1/28	5,575	5,474
	Starbucks Corp.	4.500%	5/15/28	5,520	5,548
	Starbucks Corp.	4.000%	11/15/28	1,350	1,340
	Starbucks Corp.	3.550%	8/15/29	9,951	9,679
	Starbucks Corp.	2.250%	3/12/30	16,721	15,162
	Starbucks Corp.	4.800%	5/15/30	10,951	11,087
	Starbucks Corp.	2.550%	11/15/30	30,532	27,681
	Starbucks Corp.	4.900%	2/15/31	5,050	5,155
	Starbucks Corp.	3.000%	2/14/32	10,000	9,044
	Starbucks Corp.	4.800%	2/15/33	13,000	13,012
	Starbucks Corp.	5.000%	2/15/34	6,200	6,237
	Starbucks Corp.	5.400%	5/15/35	6,200	6,314
	Starbucks Corp.	4.300%	6/15/45	2,535	2,058
	Starbucks Corp.	3.750%	12/1/47	6,000	4,430
	Starbucks Corp.	4.500%	11/15/48	8,801	7,310
	Starbucks Corp.	3.500%	11/15/50	6,000	4,179
[3]	Tapestry Inc.	4.125%	7/15/27	2,796	2,778
	Tapestry Inc.	5.100%	3/11/30	11,934	12,090
	Tapestry Inc.	5.500%	3/11/35	10,775	10,815
	Thomas Jefferson University	3.847%	11/1/57	3,679	2,551
	TJX Cos. Inc.	2.250%	9/15/26	23,275	22,796
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,978
	TJX Cos. Inc.	3.875%	4/15/30	10,541	10,397
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,830
	TJX Cos. Inc.	4.500%	4/15/50	17,238	15,037
	Toll Brothers Finance Corp.	4.350%	2/15/28	14,000	13,932
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	970
	Toll Brothers Finance Corp.	5.600%	6/15/35	6,645	6,698
	Toyota Motor Corp.	5.275%	7/13/26	3,070	3,100
	Toyota Motor Corp.	4.186%	6/30/27	7,300	7,314
	Toyota Motor Corp.	5.118%	7/13/28	9,487	9,749
	Toyota Motor Corp.	3.669%	7/20/28	6,598	6,542
	Toyota Motor Corp.	2.760%	7/2/29	7,000	6,628
	Toyota Motor Corp.	4.450%	6/30/30	8,550	8,586
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,474
	Toyota Motor Corp.	5.123%	7/13/33	2,000	2,056
	Toyota Motor Corp.	5.053%	6/30/35	8,800	8,877
	Toyota Motor Credit Corp.	4.550%	8/7/26	6,000	6,021
[3]	Toyota Motor Credit Corp.	5.000%	8/14/26	5,500	5,546
	Toyota Motor Credit Corp.	5.400%	11/20/26	10,210	10,374
	Toyota Motor Credit Corp.	4.600%	1/8/27	14,750	14,859
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,935
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	800	773
[3]	Toyota Motor Credit Corp.	5.000%	3/19/27	8,350	8,471
	Toyota Motor Credit Corp.	4.500%	5/14/27	12,000	12,081
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,722
[3]	Toyota Motor Credit Corp.	4.350%	10/8/27	5,750	5,774
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,177
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,475	11,171
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	7,257
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	11,500	11,867
[3]	Toyota Motor Credit Corp.	4.650%	1/5/29	7,500	7,594
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,826
	Toyota Motor Credit Corp.	5.050%	5/16/29	10,500	10,789
	Toyota Motor Credit Corp.	4.550%	8/9/29	218	220
	Toyota Motor Credit Corp.	4.950%	1/9/30	15,900	16,265
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,703
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	20,000	19,119
	Toyota Motor Credit Corp.	4.800%	5/15/30	10,625	10,791
[3]	Toyota Motor Credit Corp.	4.550%	5/17/30	15,445	15,541
	Toyota Motor Credit Corp.	5.550%	11/20/30	10,000	10,528
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,312
	Toyota Motor Credit Corp.	5.100%	3/21/31	15,200	15,614
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	13,725
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	20,750	20,778
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,747
	Toyota Motor Credit Corp.	4.700%	1/12/33	2,500	2,508
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	7,662	7,656
	Toyota Motor Credit Corp.	5.350%	1/9/35	16,656	17,090
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,983
38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tractor Supply Co.	5.250%	5/15/33	3,500	3,568
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	2,737
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	4,000	3,828
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,206
[3]	Trustees of Princeton University	2.516%	7/1/50	7,575	4,663
	Trustees of Princeton University	4.201%	3/1/52	3,300	2,764
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,167
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	3,933
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	38
[3]	University of Chicago	2.547%	4/1/50	8,050	5,153
[3]	University of Chicago	4.003%	10/1/53	5,300	4,171
[3]	University of Miami	4.063%	4/1/52	5,550	4,316
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	6,858
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,002
[3]	University of Southern California	3.028%	10/1/39	9,251	7,421
[3]	University of Southern California	3.841%	10/1/47	9,550	7,531
[3]	University of Southern California	2.945%	10/1/51	12,400	7,974
	University of Southern California	4.976%	10/1/53	3,200	2,950
	University of Southern California	5.250%	10/1/11	2,250	2,083
[3]	University of Southern California	3.226%	10/1/20	1,975	1,131
[3]	Washington University	3.524%	4/15/54	5,620	4,026
	Washington University	4.349%	4/15/22	5,760	4,410
[3]	William Marsh Rice University	3.574%	5/15/45	8,510	6,690
[3]	Yale University	1.482%	4/15/30	5,300	4,694
[3]	Yale University	2.402%	4/15/50	8,065	4,795
					5,230,730
Consumer Staples (1.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,694
	Altria Group Inc.	2.625%	9/16/26	15,784	15,474
	Altria Group Inc.	6.200%	11/1/28	8,250	8,709
	Altria Group Inc.	4.800%	2/14/29	25,775	26,070
	Altria Group Inc.	3.400%	5/6/30	9,000	8,551
	Altria Group Inc.	2.450%	2/4/32	12,350	10,653
	Altria Group Inc.	6.875%	11/1/33	5,000	5,585
	Altria Group Inc.	5.625%	2/6/35	5,875	5,993
	Altria Group Inc.	5.800%	2/14/39	15,760	15,964
	Altria Group Inc.	3.400%	2/4/41	26,500	19,647
	Altria Group Inc.	4.250%	8/9/42	10,376	8,449
	Altria Group Inc.	4.500%	5/2/43	16,209	13,505
	Altria Group Inc.	3.875%	9/16/46	23,289	17,194
	Altria Group Inc.	5.950%	2/14/49	27,928	27,784
	Altria Group Inc.	4.450%	5/6/50	9,990	7,839
	Altria Group Inc.	3.700%	2/4/51	17,557	12,150
	Altria Group Inc.	6.200%	2/14/59	2,521	2,529
	Altria Group Inc.	4.000%	2/4/61	1,100	776
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	76,511	74,653
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	131,931	120,848
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,333
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	21,742	19,807
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	66,642	67,819
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	33,870	32,683
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	10,725	10,951
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	18,575	23,694
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	24,281	24,686
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,896
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,283
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	28,782	24,434
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	46,998	46,708
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	28,180	28,866
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,593
	Archer-Daniels-Midland Co.	2.900%	3/1/32	14,837	13,384
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	575
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,490
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,328
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	11,374
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,038
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,991
	Avery Dennison Corp.	2.650%	4/30/30	8,200	7,527
	Avery Dennison Corp.	5.750%	3/15/33	6,900	7,200
39

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BAT Capital Corp.	3.215%	9/6/26	10,933	10,782
BAT Capital Corp.	4.700%	4/2/27	26,873	27,003
BAT Capital Corp.	3.557%	8/15/27	20,619	20,284
BAT Capital Corp.	2.259%	3/25/28	35,625	33,702
BAT Capital Corp.	3.462%	9/6/29	7,693	7,393
BAT Capital Corp.	4.906%	4/2/30	11,805	11,963
BAT Capital Corp.	6.343%	8/2/30	11,000	11,851
BAT Capital Corp.	5.834%	2/20/31	10,000	10,521
BAT Capital Corp.	2.726%	3/25/31	24,000	21,625
BAT Capital Corp.	4.742%	3/16/32	11,100	11,017
BAT Capital Corp.	5.350%	8/15/32	11,871	12,143
BAT Capital Corp.	6.421%	8/2/33	13,905	15,134
BAT Capital Corp.	6.000%	2/20/34	10,003	10,541
BAT Capital Corp.	5.625%	8/15/35	7,968	8,101
BAT Capital Corp.	4.390%	8/15/37	29,975	26,817
BAT Capital Corp.	7.079%	8/2/43	12,000	13,242
BAT Capital Corp.	4.540%	8/15/47	23,406	18,910
BAT Capital Corp.	5.282%	4/2/50	8,450	7,469
BAT Capital Corp.	5.650%	3/16/52	6,250	5,822
BAT Capital Corp.	7.081%	8/2/53	15,000	16,707
BAT Capital Corp.	6.250%	8/15/55	5,661	5,727
BAT International Finance plc	4.448%	3/16/28	10,500	10,521
BAT International Finance plc	5.931%	2/2/29	11,000	11,544
Brown-Forman Corp.	4.750%	4/15/33	12,000	12,027
Brown-Forman Corp.	4.500%	7/15/45	3,895	3,357
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,278
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,716
Bunge Ltd. Finance Corp.	4.100%	1/7/28	12,055	11,987
Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	11,085
Bunge Ltd. Finance Corp.	4.650%	9/17/34	11,400	11,054
Campbell's Co.	5.200%	3/19/27	6,000	6,088
Campbell's Co.	4.150%	3/15/28	11,950	11,902
Campbell's Co.	5.200%	3/21/29	6,800	6,962
Campbell's Co.	2.375%	4/24/30	5,450	4,937
Campbell's Co.	5.400%	3/21/34	11,383	11,559
Campbell's Co.	4.750%	3/23/35	13,025	12,502
Campbell's Co.	4.800%	3/15/48	4,300	3,740
Campbell's Co.	3.125%	4/24/50	6,998	4,537
Campbell's Co.	5.250%	10/13/54	3,000	2,731
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,504
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,620
Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	7,208
Clorox Co.	3.100%	10/1/27	6,100	5,960
Clorox Co.	3.900%	5/15/28	3,500	3,471
Clorox Co.	1.800%	5/15/30	9,313	8,229
Clorox Co.	4.600%	5/1/32	4,000	3,997
Coca-Cola Co.	3.375%	3/25/27	3,029	3,004
Coca-Cola Co.	2.900%	5/25/27	1,875	1,841
Coca-Cola Co.	1.450%	6/1/27	17,848	17,040
Coca-Cola Co.	1.500%	3/5/28	6,500	6,114
Coca-Cola Co.	1.000%	3/15/28	8,000	7,425
Coca-Cola Co.	2.125%	9/6/29	6,200	5,757
Coca-Cola Co.	3.450%	3/25/30	10,125	9,834
Coca-Cola Co.	1.650%	6/1/30	25,093	22,263
Coca-Cola Co.	2.000%	3/5/31	19,400	17,251
Coca-Cola Co.	1.375%	3/15/31	14,400	12,368
Coca-Cola Co.	2.250%	1/5/32	12,600	11,146
Coca-Cola Co.	5.000%	5/13/34	7,500	7,723
Coca-Cola Co.	4.650%	8/14/34	16,358	16,443
Coca-Cola Co.	4.125%	3/25/40	3,880	3,511
Coca-Cola Co.	2.500%	6/1/40	12,100	8,818
Coca-Cola Co.	2.875%	5/5/41	6,000	4,502
Coca-Cola Co.	4.200%	3/25/50	5,775	4,824
Coca-Cola Co.	2.600%	6/1/50	21,475	13,237
Coca-Cola Co.	3.000%	3/5/51	8,100	5,395
Coca-Cola Co.	2.500%	3/15/51	17,325	10,389
Coca-Cola Co.	5.300%	5/13/54	4,827	4,696
Coca-Cola Co.	5.200%	1/14/55	27,348	26,170
Coca-Cola Co.	2.750%	6/1/60	2,800	1,666
Coca-Cola Co.	5.400%	5/13/64	19,825	19,366
40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	8,350	8,606
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	3,392	3,496
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,689
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,275	3,498
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	6,154	6,115
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	10,800	10,178
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,915
	Colgate-Palmolive Co.	4.600%	3/1/28	10,000	10,175
	Colgate-Palmolive Co.	4.200%	5/1/30	2,600	2,611
	Colgate-Palmolive Co.	3.250%	8/15/32	10,000	9,275
	Colgate-Palmolive Co.	4.600%	3/1/33	2,500	2,528
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,398
	Conagra Brands Inc.	5.300%	10/1/26	7,309	7,384
	Conagra Brands Inc.	1.375%	11/1/27	19,822	18,497
	Conagra Brands Inc.	7.000%	10/1/28	700	749
	Conagra Brands Inc.	4.850%	11/1/28	5,450	5,502
	Conagra Brands Inc.	8.250%	9/15/30	4,010	4,673
	Conagra Brands Inc.	5.300%	11/1/38	21,530	20,592
	Conagra Brands Inc.	5.400%	11/1/48	4,317	3,897
	Constellation Brands Inc.	3.700%	12/6/26	17,788	17,646
	Constellation Brands Inc.	3.500%	5/9/27	13,275	13,071
	Constellation Brands Inc.	4.350%	5/9/27	5,636	5,637
	Constellation Brands Inc.	3.600%	2/15/28	7,070	6,946
	Constellation Brands Inc.	4.800%	1/15/29	7,500	7,581
	Constellation Brands Inc.	3.150%	8/1/29	9,700	9,215
	Constellation Brands Inc.	2.875%	5/1/30	5,808	5,374
	Constellation Brands Inc.	4.800%	5/1/30	1,750	1,763
	Constellation Brands Inc.	2.250%	8/1/31	4,235	3,674
	Constellation Brands Inc.	4.750%	5/9/32	5,000	4,963
	Constellation Brands Inc.	4.900%	5/1/33	13,000	12,878
	Constellation Brands Inc.	4.500%	5/9/47	7,883	6,547
	Constellation Brands Inc.	4.100%	2/15/48	4,550	3,540
	Constellation Brands Inc.	5.250%	11/15/48	4,375	4,014
	Constellation Brands Inc.	3.750%	5/1/50	7,925	5,765
	Costco Wholesale Corp.	3.000%	5/18/27	15,732	15,495
	Costco Wholesale Corp.	1.375%	6/20/27	7,055	6,729
	Costco Wholesale Corp.	1.600%	4/20/30	42,373	37,804
	Costco Wholesale Corp.	1.750%	4/20/32	19,150	16,386
	Delhaize America LLC	9.000%	4/15/31	1,930	2,314
	Diageo Capital plc	5.300%	10/24/27	7,080	7,259
	Diageo Capital plc	2.375%	10/24/29	1,000	928
	Diageo Capital plc	2.000%	4/29/30	8,460	7,609
	Diageo Capital plc	2.125%	4/29/32	9,824	8,373
	Diageo Capital plc	5.500%	1/24/33	14,000	14,576
	Diageo Capital plc	5.625%	10/5/33	10,325	10,855
	Diageo Capital plc	5.875%	9/30/36	1,500	1,607
	Diageo Capital plc	3.875%	4/29/43	17,969	14,449
	Diageo Investment Corp.	5.125%	8/15/30	3,646	3,756
	Diageo Investment Corp.	5.625%	4/15/35	5,286	5,526
	Diageo Investment Corp.	7.450%	4/15/35	1,450	1,723
	Diageo Investment Corp.	4.250%	5/11/42	1,512	1,292
	Dollar General Corp.	3.875%	4/15/27	6,525	6,469
	Dollar General Corp.	4.625%	11/1/27	6,722	6,764
	Dollar General Corp.	4.125%	5/1/28	4,475	4,444
	Dollar General Corp.	5.200%	7/5/28	2,331	2,378
	Dollar General Corp.	3.500%	4/3/30	4,464	4,237
	Dollar General Corp.	5.000%	11/1/32	500	501
	Dollar General Corp.	5.450%	7/5/33	900	921
	Dollar General Corp.	4.125%	4/3/50	8,932	6,722
	Dollar Tree Inc.	4.200%	5/15/28	22,112	21,915
	Dollar Tree Inc.	2.650%	12/1/31	7,784	6,869
	Dollar Tree Inc.	3.375%	12/1/51	4,175	2,647
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,328
	Estee Lauder Cos. Inc.	4.375%	5/15/28	5,000	5,017
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,531
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	14,376
	Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	9,580
	Estee Lauder Cos. Inc.	4.650%	5/15/33	7,362	7,248
	Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,607
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,573
41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Estee Lauder Cos. Inc.	4.150%	3/15/47	5,880	4,589
	Estee Lauder Cos. Inc.	3.125%	12/1/49	3,902	2,497
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,512	1,432
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,449
	Flowers Foods Inc.	2.400%	3/15/31	11,381	9,961
	General Mills Inc.	4.700%	1/30/27	2,175	2,187
	General Mills Inc.	3.200%	2/10/27	12,065	11,867
	General Mills Inc.	4.200%	4/17/28	32,580	32,527
	General Mills Inc.	4.875%	1/30/30	8,250	8,385
	General Mills Inc.	2.875%	4/15/30	6,891	6,409
	General Mills Inc.	2.250%	10/14/31	4,300	3,741
	General Mills Inc.	4.950%	3/29/33	14,987	15,018
	General Mills Inc.	5.250%	1/30/35	8,200	8,240
	General Mills Inc.	5.400%	6/15/40	5,050	4,938
	General Mills Inc.	3.000%	2/1/51	6,265	4,006
	Haleon US Capital LLC	3.375%	3/24/27	29,175	28,761
	Haleon US Capital LLC	3.375%	3/24/29	11,650	11,261
	Haleon US Capital LLC	3.625%	3/24/32	29,500	27,597
	Haleon US Capital LLC	4.000%	3/24/52	9,625	7,434
	Hershey Co.	2.300%	8/15/26	500	490
	Hershey Co.	4.550%	2/24/28	2,276	2,305
	Hershey Co.	4.250%	5/4/28	6,427	6,479
	Hershey Co.	2.450%	11/15/29	5,381	5,005
	Hershey Co.	4.750%	2/24/30	4,050	4,132
	Hershey Co.	1.700%	6/1/30	2,145	1,901
	Hershey Co.	4.500%	5/4/33	6,670	6,617
	Hershey Co.	3.375%	8/15/46	300	219
	Hershey Co.	3.125%	11/15/49	2,035	1,365
	Hershey Co.	2.650%	6/1/50	2,595	1,581
	Hormel Foods Corp.	4.800%	3/30/27	6,000	6,063
	Hormel Foods Corp.	1.700%	6/3/28	14,000	13,090
	Hormel Foods Corp.	1.800%	6/11/30	8,575	7,625
	Hormel Foods Corp.	3.050%	6/3/51	10,002	6,554
	Ingredion Inc.	3.200%	10/1/26	5,041	4,963
	Ingredion Inc.	2.900%	6/1/30	8,075	7,465
	Ingredion Inc.	3.900%	6/1/50	1,650	1,210
	J M Smucker Co.	3.375%	12/15/27	4,220	4,147
	J M Smucker Co.	5.900%	11/15/28	4,259	4,476
	J M Smucker Co.	2.375%	3/15/30	7,875	7,168
	J M Smucker Co.	2.125%	3/15/32	1,628	1,379
	J M Smucker Co.	6.200%	11/15/33	12,000	12,883
	J M Smucker Co.	4.250%	3/15/35	4,550	4,220
	J M Smucker Co.	6.500%	11/15/43	9,270	9,830
	J M Smucker Co.	6.500%	11/15/53	14,800	15,822
	JBS USA Holding Lux Sarl	2.500%	1/15/27	11,500	11,154
	JBS USA Holding Lux Sarl	5.125%	2/1/28	10,000	10,249
	JBS USA Holding Lux Sarl	3.000%	2/2/29	3,057	2,906
	JBS USA Holding Lux Sarl	5.500%	1/15/30	2,558	2,628
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,000	6,514
	JBS USA Holding Lux Sarl	3.000%	5/15/32	3,000	2,626
	JBS USA Holding Lux Sarl	5.750%	4/1/33	19,801	20,361
	JBS USA Holding Lux Sarl	6.750%	3/15/34	17,401	19,001
[6,8]	JBS USA Holding Lux Sarl	5.500%	1/15/36	11,050	11,035
	JBS USA Holding Lux Sarl	4.375%	2/2/52	24,625	19,061
	JBS USA Holding Lux Sarl	6.500%	12/1/52	22,700	23,530
	JBS USA Holding Lux Sarl	7.250%	11/15/53	10,466	11,798
[6,8]	JBS USA Holding Lux Sarl	6.250%	3/1/56	12,500	12,540
[6,8]	JBS USA Holding Lux Sarl	6.375%	4/15/66	6,700	6,737
[8]	JBS USA LUX Sarl	5.950%	4/20/35	11,450	11,862
[8]	JBS USA LUX Sarl	6.375%	2/25/55	9,750	9,972
	Kellanova	3.400%	11/15/27	10,475	10,317
	Kellanova	4.300%	5/15/28	4,850	4,879
	Kellanova	2.100%	6/1/30	4,850	4,354
[3]	Kellanova	7.450%	4/1/31	8,000	9,181
	Kellanova	4.500%	4/1/46	7,650	6,549
	Kellanova	5.750%	5/16/54	3,250	3,199
	Kenvue Inc.	5.050%	3/22/28	10,500	10,753
	Kenvue Inc.	5.000%	3/22/30	12,000	12,368
	Kenvue Inc.	4.850%	5/22/32	7,950	8,043
	Kenvue Inc.	4.900%	3/22/33	22,255	22,563
42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.100%	3/22/43	14,800	14,294
	Kenvue Inc.	5.050%	3/22/53	16,000	14,859
	Kenvue Inc.	5.200%	3/22/63	8,200	7,588
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,391
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/27	6,800	6,884
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,365
	Keurig Dr Pepper Inc.	3.950%	4/15/29	17,535	17,256
	Keurig Dr Pepper Inc.	3.200%	5/1/30	23,750	22,390
	Keurig Dr Pepper Inc.	4.600%	5/15/30	2,000	2,010
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,648
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/31	8,450	8,721
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,571
	Keurig Dr Pepper Inc.	5.300%	3/15/34	11,810	12,092
	Keurig Dr Pepper Inc.	5.150%	5/15/35	6,350	6,333
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,639
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,296
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,246
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,519
	Keurig Dr Pepper Inc.	4.500%	4/15/52	16,000	13,167
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,645
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,567
	Kimberly-Clark Corp.	3.200%	4/25/29	7,875	7,637
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,779
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	6,353
	Kimberly-Clark Corp.	6.625%	8/1/37	300	347
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,180
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,173
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,653
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,167
	Kraft Heinz Foods Co.	3.875%	5/15/27	16,218	16,092
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,921
	Kraft Heinz Foods Co.	5.400%	3/15/35	4,000	4,054
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,773
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	8,860
	Kraft Heinz Foods Co.	4.625%	10/1/39	10,000	8,978
	Kraft Heinz Foods Co.	6.500%	2/9/40	6,875	7,377
	Kraft Heinz Foods Co.	5.000%	6/4/42	11,625	10,483
	Kraft Heinz Foods Co.	5.200%	7/15/45	17,050	15,451
	Kraft Heinz Foods Co.	4.375%	6/1/46	41,586	33,626
	Kraft Heinz Foods Co.	4.875%	10/1/49	11,500	9,870
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	9,759
	Kroger Co.	2.650%	10/15/26	4,107	4,024
	Kroger Co.	4.500%	1/15/29	1,435	1,448
[3]	Kroger Co.	7.700%	6/1/29	4,025	4,493
	Kroger Co.	8.000%	9/15/29	6,150	6,942
	Kroger Co.	2.200%	5/1/30	5,031	4,550
	Kroger Co.	1.700%	1/15/31	6,102	5,264
	Kroger Co.	7.500%	4/1/31	1,125	1,290
	Kroger Co.	5.000%	9/15/34	24,730	24,594
	Kroger Co.	6.900%	4/15/38	3,327	3,744
	Kroger Co.	5.400%	7/15/40	4,010	3,927
	Kroger Co.	5.000%	4/15/42	4,524	4,125
	Kroger Co.	5.150%	8/1/43	2,350	2,179
	Kroger Co.	3.875%	10/15/46	14,619	11,105
	Kroger Co.	4.450%	2/1/47	17,409	14,412
	Kroger Co.	4.650%	1/15/48	3,191	2,703
	Kroger Co.	5.400%	1/15/49	7,185	6,731
	Kroger Co.	3.950%	1/15/50	7,745	5,829
	Kroger Co.	5.500%	9/15/54	19,212	18,221
	Kroger Co.	5.650%	9/15/64	18,314	17,354
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,320
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,756
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	8,144
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	5,044
	McCormick & Co. Inc.	4.700%	10/15/34	6,250	6,060
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,451
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,392
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,335	5,525
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	26,790
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	9,960
43

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Molson Coors Beverage Co.	4.200%	7/15/46	20,725	16,534
Mondelez International Inc.	2.625%	3/17/27	6,000	5,849
Mondelez International Inc.	4.125%	5/7/28	7,500	7,512
Mondelez International Inc.	4.750%	2/20/29	20,650	21,015
Mondelez International Inc.	2.750%	4/13/30	9,006	8,359
Mondelez International Inc.	1.500%	2/4/31	5,100	4,356
Mondelez International Inc.	3.000%	3/17/32	7,750	6,991
Mondelez International Inc.	1.875%	10/15/32	14,245	11,901
Mondelez International Inc.	5.125%	5/6/35	4,000	4,013
Mondelez International Inc.	2.625%	9/4/50	15,275	9,051
PepsiCo Inc.	2.375%	10/6/26	37,221	36,488
PepsiCo Inc.	5.125%	11/10/26	5,000	5,065
PepsiCo Inc.	2.625%	3/19/27	17,500	17,112
PepsiCo Inc.	3.000%	10/15/27	37,525	36,707
PepsiCo Inc.	4.450%	2/7/28	3,000	3,037
PepsiCo Inc.	4.450%	5/15/28	10,675	10,838
PepsiCo Inc.	7.000%	3/1/29	3,527	3,871
PepsiCo Inc.	2.625%	7/29/29	6,909	6,530
PepsiCo Inc.	2.750%	3/19/30	27,510	25,781
PepsiCo Inc.	1.625%	5/1/30	16,520	14,656
PepsiCo Inc.	1.400%	2/25/31	9,200	7,891
PepsiCo Inc.	1.950%	10/21/31	19,900	17,286
PepsiCo Inc.	3.900%	7/18/32	8,951	8,651
PepsiCo Inc.	5.000%	2/7/35	13,635	13,834
PepsiCo Inc.	5.500%	1/15/40	6,500	6,726
PepsiCo Inc.	3.500%	3/19/40	9,500	7,879
PepsiCo Inc.	2.625%	10/21/41	6,353	4,492
PepsiCo Inc.	4.000%	3/5/42	3,900	3,299
PepsiCo Inc.	3.600%	8/13/42	4,100	3,299
PepsiCo Inc.	4.250%	10/22/44	3,525	3,082
PepsiCo Inc.	4.450%	4/14/46	6,925	6,113
PepsiCo Inc.	3.450%	10/6/46	15,075	11,250
PepsiCo Inc.	3.375%	7/29/49	14,020	10,053
PepsiCo Inc.	2.875%	10/15/49	9,400	6,175
PepsiCo Inc.	3.625%	3/19/50	16,308	12,310
PepsiCo Inc.	2.750%	10/21/51	10,500	6,549
PepsiCo Inc.	4.200%	7/18/52	10,760	8,811
PepsiCo Inc.	4.650%	2/15/53	5,000	4,411
PepsiCo Inc.	5.250%	7/17/54	11,100	10,751
PepsiCo Inc.	3.875%	3/19/60	2,000	1,501
Philip Morris International Inc.	4.750%	2/12/27	9,000	9,079
Philip Morris International Inc.	3.125%	8/17/27	11,934	11,673
Philip Morris International Inc.	4.375%	11/1/27	4,450	4,470
Philip Morris International Inc.	5.125%	11/17/27	15,000	15,299
Philip Morris International Inc.	4.875%	2/15/28	15,497	15,756
Philip Morris International Inc.	4.125%	4/28/28	8,250	8,233
Philip Morris International Inc.	5.250%	9/7/28	5,000	5,149
Philip Morris International Inc.	4.875%	2/13/29	8,735	8,886
Philip Morris International Inc.	4.625%	11/1/29	9,250	9,339
Philip Morris International Inc.	5.625%	11/17/29	15,200	15,959
Philip Morris International Inc.	5.125%	2/15/30	27,345	28,137
Philip Morris International Inc.	4.375%	4/30/30	9,375	9,351
Philip Morris International Inc.	2.100%	5/1/30	8,250	7,431
Philip Morris International Inc.	5.500%	9/7/30	13,494	14,108
Philip Morris International Inc.	1.750%	11/1/30	10,199	8,889
Philip Morris International Inc.	5.125%	2/13/31	16,000	16,478
Philip Morris International Inc.	4.750%	11/1/31	9,000	9,064
Philip Morris International Inc.	5.750%	11/17/32	30,000	31,702
Philip Morris International Inc.	5.375%	2/15/33	23,707	24,485
Philip Morris International Inc.	5.625%	9/7/33	11,472	12,020
Philip Morris International Inc.	5.250%	2/13/34	28,047	28,597
Philip Morris International Inc.	4.900%	11/1/34	2,500	2,487
Philip Morris International Inc.	4.875%	4/30/35	15,095	14,892
Philip Morris International Inc.	6.375%	5/16/38	7,600	8,431
Philip Morris International Inc.	4.375%	11/15/41	20,418	17,770
Philip Morris International Inc.	4.500%	3/20/42	8,995	7,929
Philip Morris International Inc.	3.875%	8/21/42	15,802	12,862
Philip Morris International Inc.	4.125%	3/4/43	11,290	9,435
Philip Morris International Inc.	4.875%	11/15/43	3,529	3,230
Philip Morris International Inc.	4.250%	11/10/44	8,935	7,569
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,630
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	8,658
	Pilgrim's Pride Corp.	6.250%	7/1/33	13,000	13,748
	Pilgrim's Pride Corp.	6.875%	5/15/34	5,500	6,037
	Procter & Gamble Co.	2.450%	11/3/26	11,110	10,899
	Procter & Gamble Co.	2.800%	3/25/27	9,395	9,219
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,431
	Procter & Gamble Co.	4.350%	1/29/29	12,700	12,876
	Procter & Gamble Co.	3.000%	3/25/30	30,127	28,746
	Procter & Gamble Co.	4.050%	5/1/30	3,450	3,451
	Procter & Gamble Co.	1.200%	10/29/30	15,351	13,244
	Procter & Gamble Co.	4.050%	1/26/33	9,475	9,342
	Procter & Gamble Co.	4.550%	1/29/34	25,500	25,581
	Procter & Gamble Co.	5.800%	8/15/34	6,200	6,718
	Procter & Gamble Co.	4.600%	5/1/35	5,650	5,649
	Procter & Gamble Co.	5.550%	3/5/37	4,500	4,874
	Procter & Gamble Co.	3.500%	10/25/47	1,675	1,285
	Procter & Gamble Co.	3.600%	3/25/50	4,606	3,506
	Reynolds American Inc.	5.700%	8/15/35	15,788	16,109
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,354
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,647
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,138
	Reynolds American Inc.	6.150%	9/15/43	8,575	8,690
	Reynolds American Inc.	5.850%	8/15/45	23,590	22,763
	Sysco Corp.	3.300%	7/15/26	8,450	8,352
	Sysco Corp.	3.250%	7/15/27	14,864	14,582
	Sysco Corp.	5.750%	1/17/29	6,000	6,261
	Sysco Corp.	2.400%	2/15/30	1,815	1,659
	Sysco Corp.	5.950%	4/1/30	5,058	5,353
	Sysco Corp.	5.100%	9/23/30	8,225	8,433
	Sysco Corp.	2.450%	12/14/31	2,000	1,751
	Sysco Corp.	6.000%	1/17/34	7,250	7,772
	Sysco Corp.	5.400%	3/23/35	6,525	6,636
	Sysco Corp.	6.600%	4/1/40	8,415	9,182
	Sysco Corp.	4.500%	4/1/46	8,950	7,496
	Sysco Corp.	4.450%	3/15/48	7,425	6,161
	Sysco Corp.	3.300%	2/15/50	9,262	6,198
	Sysco Corp.	6.600%	4/1/50	11,472	12,425
	Sysco Corp.	3.150%	12/14/51	7,700	4,919
	Target Corp.	1.950%	1/15/27	7,500	7,266
	Target Corp.	4.350%	6/15/28	6,085	6,122
	Target Corp.	3.375%	4/15/29	11,850	11,529
	Target Corp.	2.350%	2/15/30	1,730	1,596
	Target Corp.	4.500%	9/15/32	11,205	11,141
	Target Corp.	4.400%	1/15/33	8,500	8,373
	Target Corp.	4.500%	9/15/34	20,856	20,216
	Target Corp.	5.000%	4/15/35	9,700	9,693
	Target Corp.	5.250%	2/15/36	11,000	11,099
	Target Corp.	6.500%	10/15/37	5,208	5,830
	Target Corp.	7.000%	1/15/38	3,725	4,320
	Target Corp.	4.000%	7/1/42	12,000	10,092
	Target Corp.	3.625%	4/15/46	11,546	8,715
	Target Corp.	3.900%	11/15/47	1,500	1,159
	Target Corp.	2.950%	1/15/52	5,176	3,278
	Target Corp.	4.800%	1/15/53	5,880	5,204
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,955
	Tyson Foods Inc.	4.350%	3/1/29	17,500	17,390
	Tyson Foods Inc.	5.400%	3/15/29	4,000	4,123
	Tyson Foods Inc.	5.700%	3/15/34	14,000	14,486
	Tyson Foods Inc.	4.875%	8/15/34	4,000	3,902
	Tyson Foods Inc.	5.150%	8/15/44	625	569
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,764
	Tyson Foods Inc.	5.100%	9/28/48	26,085	23,349
	Unilever Capital Corp.	2.000%	7/28/26	5,200	5,082
	Unilever Capital Corp.	2.900%	5/5/27	23,000	22,575
	Unilever Capital Corp.	4.250%	8/12/27	5,000	5,022
	Unilever Capital Corp.	4.875%	9/8/28	7,500	7,685
	Unilever Capital Corp.	2.125%	9/6/29	23,366	21,533
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,173
	Unilever Capital Corp.	1.750%	8/12/31	5,900	5,107
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,375
	Unilever Capital Corp.	5.000%	12/8/33	6,500	6,675
	Unilever Capital Corp.	4.625%	8/12/34	10,000	9,926
[3]	Unilever Capital Corp.	2.625%	8/12/51	12,457	7,597
	Walmart Inc.	3.050%	7/8/26	1,447	1,432
	Walmart Inc.	1.050%	9/17/26	3,500	3,384
	Walmart Inc.	4.100%	4/28/27	10,500	10,546
	Walmart Inc.	3.950%	9/9/27	11,000	11,010
	Walmart Inc.	3.900%	4/15/28	3,000	3,005
	Walmart Inc.	3.700%	6/26/28	14,146	14,098
	Walmart Inc.	3.250%	7/8/29	21,465	20,914
	Walmart Inc.	2.375%	9/24/29	13,623	12,774
	Walmart Inc.	7.550%	2/15/30	2,049	2,351
	Walmart Inc.	4.000%	4/15/30	595	595
	Walmart Inc.	4.350%	4/28/30	12,655	12,798
	Walmart Inc.	1.800%	9/22/31	10,000	8,711
	Walmart Inc.	4.150%	9/9/32	8,600	8,497
	Walmart Inc.	4.100%	4/15/33	13,305	13,002
	Walmart Inc.	4.900%	4/28/35	35,914	36,386
	Walmart Inc.	5.250%	9/1/35	15,067	15,811
	Walmart Inc.	6.500%	8/15/37	1,000	1,149
	Walmart Inc.	6.200%	4/15/38	13,580	15,264
	Walmart Inc.	3.950%	6/28/38	14,675	13,481
	Walmart Inc.	5.625%	4/1/40	4,130	4,397
	Walmart Inc.	5.000%	10/25/40	2,755	2,782
	Walmart Inc.	4.000%	4/11/43	11,385	9,692
	Walmart Inc.	4.300%	4/22/44	7,800	6,937
	Walmart Inc.	3.625%	12/15/47	19,378	15,027
	Walmart Inc.	4.050%	6/29/48	6,337	5,239
	Walmart Inc.	2.950%	9/24/49	13,470	9,096
	Walmart Inc.	2.650%	9/22/51	10,863	6,782
	Walmart Inc.	4.500%	9/9/52	10,750	9,402
	Walmart Inc.	4.500%	4/15/53	14,647	12,822
					4,935,658
Energy (1.8%)
	Apache Corp.	6.000%	1/15/37	4,729	4,677
	Apache Corp.	5.100%	9/1/40	16,835	14,181
	Apache Corp.	5.350%	7/1/49	4,130	3,288
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,361
	Baker Hughes Holdings LLC	4.080%	12/15/47	10,500	8,229
	Boardwalk Pipelines LP	4.450%	7/15/27	21,695	21,692
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,718
	Boardwalk Pipelines LP	5.625%	8/1/34	10,000	10,152
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,124
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,387
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,202
	BP Capital Markets America Inc.	5.017%	11/17/27	12,510	12,742
	BP Capital Markets America Inc.	3.937%	9/21/28	9,750	9,675
	BP Capital Markets America Inc.	4.234%	11/6/28	34,680	34,709
	BP Capital Markets America Inc.	4.699%	4/10/29	5,855	5,942
	BP Capital Markets America Inc.	4.970%	10/17/29	6,120	6,276
	BP Capital Markets America Inc.	4.868%	11/25/29	16,750	17,114
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	13,503
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,684
	BP Capital Markets America Inc.	2.721%	1/12/32	20,000	17,887
	BP Capital Markets America Inc.	4.812%	2/13/33	24,000	23,965
	BP Capital Markets America Inc.	4.893%	9/11/33	43,750	43,819
	BP Capital Markets America Inc.	4.989%	4/10/34	9,611	9,669
	BP Capital Markets America Inc.	5.227%	11/17/34	46,453	47,229
	BP Capital Markets America Inc.	3.060%	6/17/41	37,750	27,857
	BP Capital Markets America Inc.	3.000%	2/24/50	23,664	15,190
	BP Capital Markets America Inc.	2.772%	11/10/50	14,190	8,673
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	17,945
	BP Capital Markets America Inc.	3.001%	3/17/52	11,625	7,334
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	10,582
	BP Capital Markets plc	3.279%	9/19/27	22,573	22,154
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,621
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,232
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	16,166
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Canadian Natural Resources Ltd.	5.000%	12/15/29	9,300	9,383
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	8,261
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,266
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,081
[8]	Canadian Natural Resources Ltd.	5.400%	12/15/34	2,500	2,483
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,266
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,374
	Canadian Natural Resources Ltd.	6.250%	3/15/38	6,243	6,470
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,657
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,403
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,190
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,839
	Cenovus Energy Inc.	5.250%	6/15/37	2,889	2,728
	Cenovus Energy Inc.	6.750%	11/15/39	2,504	2,685
	Cenovus Energy Inc.	5.400%	6/15/47	7,462	6,612
	Cenovus Energy Inc.	3.750%	2/15/52	14,400	9,781
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,620
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	15,676
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,458
	Cheniere Energy Inc.	4.625%	10/15/28	13,674	13,654
	Cheniere Energy Inc.	5.650%	4/15/34	17,590	18,023
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	15,233
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	21,328
	Cheniere Energy Partners LP	3.250%	1/31/32	20,100	18,011
	Cheniere Energy Partners LP	5.950%	6/30/33	11,498	11,998
	Cheniere Energy Partners LP	5.750%	8/15/34	15,300	15,710
[6,8]	Cheniere Energy Partners LP	5.550%	10/30/35	14,450	14,565
	Chevron Corp.	2.236%	5/11/30	18,468	16,870
	Chevron USA Inc.	4.405%	2/26/27	1,836	1,851
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,625
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,779
	Chevron USA Inc.	4.475%	2/26/28	5,350	5,414
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,761
	Chevron USA Inc.	4.687%	4/15/30	6,318	6,447
	Chevron USA Inc.	4.819%	4/15/32	6,855	6,994
	Chevron USA Inc.	4.980%	4/15/35	3,199	3,238
	Chevron USA Inc.	5.250%	11/15/43	6,550	6,382
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,805
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,691
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,145
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	4,429
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	33,050	33,227
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	6,055
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	13,207
	Columbia Pipeline Group Inc.	5.800%	6/1/45	4,535	4,386
	ConocoPhillips	4.300%	8/15/28	10,348	10,376
	ConocoPhillips	2.400%	2/15/31	4,900	4,357
	ConocoPhillips	5.900%	10/15/32	3,625	3,909
	ConocoPhillips	5.900%	5/15/38	10,161	10,704
	ConocoPhillips	6.500%	2/1/39	12,731	14,209
	ConocoPhillips	4.875%	10/1/47	7,794	6,897
	ConocoPhillips Co.	4.700%	1/15/30	20,800	21,089
	ConocoPhillips Co.	4.850%	1/15/32	19,000	19,206
	ConocoPhillips Co.	5.000%	1/15/35	24,700	24,684
	ConocoPhillips Co.	3.758%	3/15/42	8,574	6,860
	ConocoPhillips Co.	4.300%	11/15/44	13,848	11,521
	ConocoPhillips Co.	3.800%	3/15/52	12,530	9,095
	ConocoPhillips Co.	5.300%	5/15/53	12,470	11,515
	ConocoPhillips Co.	5.550%	3/15/54	11,000	10,508
	ConocoPhillips Co.	5.500%	1/15/55	26,600	25,218
	ConocoPhillips Co.	4.025%	3/15/62	18,503	13,322
	ConocoPhillips Co.	5.700%	9/15/63	7,500	7,184
	ConocoPhillips Co.	5.650%	1/15/65	15,840	15,040
	Continental Resources Inc.	4.375%	1/15/28	7,577	7,471
	Continental Resources Inc.	4.900%	6/1/44	8,900	6,999
	Coterra Energy Inc.	3.900%	5/15/27	11,055	10,919
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,247
	Coterra Energy Inc.	5.600%	3/15/34	5,800	5,848
	Coterra Energy Inc.	5.400%	2/15/35	2,400	2,376
	Coterra Energy Inc.	5.900%	2/15/55	10,635	9,899
47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.625%	7/15/27	6,343	6,480
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,542
	DCP Midstream Operating LP	8.125%	8/16/30	3,400	3,956
	DCP Midstream Operating LP	3.250%	2/15/32	6,631	5,854
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,653
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,801
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,129
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,585
	Devon Energy Corp.	7.875%	9/30/31	6,950	8,006
	Devon Energy Corp.	7.950%	4/15/32	3,314	3,805
	Devon Energy Corp.	4.750%	5/15/42	8,480	7,098
	Devon Energy Corp.	5.000%	6/15/45	8,350	6,953
	Diamondback Energy Inc.	3.250%	12/1/26	34,125	33,635
	Diamondback Energy Inc.	5.200%	4/18/27	30,835	31,265
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	8,368
	Diamondback Energy Inc.	5.150%	1/30/30	22,809	23,314
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,847
	Diamondback Energy Inc.	6.250%	3/15/33	10,500	11,183
	Diamondback Energy Inc.	5.400%	4/18/34	15,010	15,048
	Diamondback Energy Inc.	5.550%	4/1/35	13,261	13,404
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,176
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,599
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	7,601
	Diamondback Energy Inc.	5.750%	4/18/54	26,005	24,142
	Diamondback Energy Inc.	5.900%	4/18/64	15,015	13,928
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	14,150	14,733
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	10,250	9,815
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	3,375	3,494
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,718
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,500
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,632
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,442
	Enbridge Energy Partners LP	5.500%	9/15/40	9,573	9,243
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,729
	Enbridge Inc.	1.600%	10/4/26	800	773
	Enbridge Inc.	5.900%	11/15/26	8,233	8,387
	Enbridge Inc.	4.250%	12/1/26	15,400	15,377
	Enbridge Inc.	5.250%	4/5/27	8,635	8,764
	Enbridge Inc.	3.700%	7/15/27	6,675	6,592
	Enbridge Inc.	4.600%	6/20/28	2,225	2,242
	Enbridge Inc.	6.000%	11/15/28	8,180	8,591
	Enbridge Inc.	5.300%	4/5/29	8,600	8,837
	Enbridge Inc.	3.125%	11/15/29	14,295	13,507
	Enbridge Inc.	4.900%	6/20/30	6,025	6,086
	Enbridge Inc.	6.200%	11/15/30	33,300	35,638
	Enbridge Inc.	5.700%	3/8/33	26,395	27,376
	Enbridge Inc.	2.500%	8/1/33	16,100	13,398
	Enbridge Inc.	5.625%	4/5/34	23,800	24,481
	Enbridge Inc.	5.550%	6/20/35	7,200	7,320
	Enbridge Inc.	4.500%	6/10/44	6,495	5,337
	Enbridge Inc.	5.500%	12/1/46	6,615	6,314
	Enbridge Inc.	4.000%	11/15/49	5,750	4,245
	Enbridge Inc.	3.400%	8/1/51	15,800	10,473
	Enbridge Inc.	6.700%	11/15/53	7,676	8,307
	Enbridge Inc.	5.950%	4/5/54	14,400	14,251
	Enbridge Inc.	7.200%	6/27/54	7,945	8,165
	Enbridge Inc.	7.375%	3/15/55	3,750	3,900
	Energy Transfer LP	3.900%	7/15/26	6,000	5,963
	Energy Transfer LP	4.400%	3/15/27	11,100	11,101
	Energy Transfer LP	4.200%	4/15/27	6,900	6,876
[3]	Energy Transfer LP	5.500%	6/1/27	12,000	12,217
	Energy Transfer LP	4.000%	10/1/27	15,000	14,893
	Energy Transfer LP	5.550%	2/15/28	13,700	14,097
	Energy Transfer LP	4.950%	5/15/28	12,200	12,368
	Energy Transfer LP	4.950%	6/15/28	13,110	13,300
	Energy Transfer LP	5.250%	4/15/29	22,800	23,346
	Energy Transfer LP	5.250%	7/1/29	4,244	4,350
	Energy Transfer LP	4.150%	9/15/29	3,000	2,957
	Energy Transfer LP	5.200%	4/1/30	1,405	1,436
	Energy Transfer LP	3.750%	5/15/30	16,180	15,526
48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.400%	12/1/30	10,870	11,724
	Energy Transfer LP	5.750%	2/15/33	17,060	17,709
	Energy Transfer LP	6.550%	12/1/33	21,230	23,033
	Energy Transfer LP	5.550%	5/15/34	12,810	12,978
	Energy Transfer LP	5.600%	9/1/34	13,594	13,800
	Energy Transfer LP	4.900%	3/15/35	4,100	3,928
	Energy Transfer LP	5.700%	4/1/35	36,900	37,579
	Energy Transfer LP	6.625%	10/15/36	11,675	12,604
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	5,818
	Energy Transfer LP	7.500%	7/1/38	6,132	7,011
	Energy Transfer LP	6.050%	6/1/41	5,690	5,683
	Energy Transfer LP	6.500%	2/1/42	11,926	12,386
	Energy Transfer LP	6.100%	2/15/42	2,500	2,478
	Energy Transfer LP	4.950%	1/15/43	2,850	2,438
	Energy Transfer LP	5.150%	2/1/43	5,900	5,156
	Energy Transfer LP	5.950%	10/1/43	4,300	4,117
	Energy Transfer LP	5.300%	4/1/44	10,675	9,546
	Energy Transfer LP	5.150%	3/15/45	11,269	9,934
	Energy Transfer LP	5.350%	5/15/45	13,175	11,885
	Energy Transfer LP	6.125%	12/15/45	14,450	14,204
	Energy Transfer LP	5.300%	4/15/47	10,051	8,854
	Energy Transfer LP	5.400%	10/1/47	13,897	12,391
	Energy Transfer LP	6.000%	6/15/48	11,300	10,869
	Energy Transfer LP	6.250%	4/15/49	27,400	27,059
	Energy Transfer LP	5.000%	5/15/50	30,900	25,855
	Energy Transfer LP	5.950%	5/15/54	39,450	37,490
	Energy Transfer LP	6.050%	9/1/54	19,019	18,274
	Energy Transfer LP	6.200%	4/1/55	12,206	12,020
	Eni USA Inc.	7.300%	11/15/27	1,095	1,165
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,395
	Enterprise Products Operating LLC	4.300%	6/20/28	6,925	6,957
	Enterprise Products Operating LLC	4.150%	10/16/28	5,870	5,870
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	17,159
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	11,155
	Enterprise Products Operating LLC	4.600%	1/15/31	12,925	13,018
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	5,843	6,578
	Enterprise Products Operating LLC	4.850%	1/31/34	11,220	11,181
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	261
	Enterprise Products Operating LLC	4.950%	2/15/35	23,740	23,662
	Enterprise Products Operating LLC	5.200%	1/15/36	10,500	10,583
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,957
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,231
	Enterprise Products Operating LLC	5.950%	2/1/41	5,465	5,675
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,240
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	13,162
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	20,144
	Enterprise Products Operating LLC	5.100%	2/15/45	12,370	11,498
	Enterprise Products Operating LLC	4.900%	5/15/46	16,450	14,784
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	17,433
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	11,592
	Enterprise Products Operating LLC	4.200%	1/31/50	18,142	14,397
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,042
	Enterprise Products Operating LLC	3.200%	2/15/52	7,999	5,222
	Enterprise Products Operating LLC	3.300%	2/15/53	14,300	9,466
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	3,957
	Enterprise Products Operating LLC	5.550%	2/16/55	17,300	16,686
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	8,467
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	5,100	5,042
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	6,715	6,601
[6]	EOG Resources Inc.	4.400%	7/15/28	4,575	4,602
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,696
[6]	EOG Resources Inc.	5.000%	7/15/32	11,050	11,180
	EOG Resources Inc.	3.900%	4/1/35	2,000	1,830
[6]	EOG Resources Inc.	5.350%	1/15/36	17,075	17,309
	EOG Resources Inc.	4.950%	4/15/50	9,900	8,792
	EOG Resources Inc.	5.650%	12/1/54	11,650	11,395
[6]	EOG Resources Inc.	5.950%	7/15/55	5,025	5,115
	EQT Corp.	3.900%	10/1/27	2,795	2,757
	EQT Corp.	5.700%	4/1/28	4,855	4,992
	EQT Corp.	5.000%	1/15/29	6,159	6,208
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EQT Corp.	7.000%	2/1/30	9,600	10,396
[8]	EQT Corp.	4.750%	1/15/31	23,193	22,832
	EQT Corp.	5.750%	2/1/34	7,400	7,649
	Expand Energy Corp.	5.375%	3/15/30	18,915	18,979
	Expand Energy Corp.	4.750%	2/1/32	10,570	10,264
	Expand Energy Corp.	5.700%	1/15/35	12,120	12,306
	Exxon Mobil Corp.	2.275%	8/16/26	37,725	36,989
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	9,190
	Exxon Mobil Corp.	3.482%	3/19/30	33,116	32,198
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	23,561
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	8,979
	Exxon Mobil Corp.	4.227%	3/19/40	31,450	28,118
	Exxon Mobil Corp.	3.567%	3/6/45	16,653	12,797
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	11,004
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	12,344
	Exxon Mobil Corp.	4.327%	3/19/50	31,490	26,140
	Exxon Mobil Corp.	3.452%	4/15/51	26,183	18,555
	Halliburton Co.	2.920%	3/1/30	10,200	9,491
	Halliburton Co.	4.850%	11/15/35	16,325	15,714
	Halliburton Co.	6.700%	9/15/38	16,880	18,522
	Halliburton Co.	7.450%	9/15/39	33,169	38,832
	Halliburton Co.	4.500%	11/15/41	3,500	3,000
	Halliburton Co.	4.750%	8/1/43	14,075	12,232
	Halliburton Co.	5.000%	11/15/45	19,117	16,920
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	5,950	5,895
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	4,200	4,007
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,516
[8]	Helmerich & Payne Inc.	5.500%	12/1/34	6,250	5,685
	Hess Corp.	4.300%	4/1/27	11,460	11,436
	Hess Corp.	7.300%	8/15/31	9,785	11,105
	Hess Corp.	7.125%	3/15/33	5,780	6,548
	Hess Corp.	6.000%	1/15/40	15,050	15,849
	Hess Corp.	5.600%	2/15/41	12,672	12,583
	Hess Corp.	5.800%	4/1/47	2,100	2,087
	HF Sinclair Corp.	4.500%	10/1/30	5,300	5,141
	HF Sinclair Corp.	5.750%	1/15/31	7,600	7,784
	HF Sinclair Corp.	6.250%	1/15/35	10,100	10,254
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,169
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,480
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,171
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,292
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,771	15,266
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	10,267
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,200	4,474
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,000
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,290
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	9,136
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,918
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,800
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,574
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,879
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,437
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,834
	Kinder Morgan Inc.	4.300%	3/1/28	6,851	6,857
	Kinder Morgan Inc.	5.100%	8/1/29	3,600	3,679
	Kinder Morgan Inc.	5.150%	6/1/30	2,200	2,247
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,803
[3]	Kinder Morgan Inc.	7.800%	8/1/31	1,680	1,936
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	9,185
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,867
	Kinder Morgan Inc.	5.200%	6/1/33	7,300	7,340
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	9,262
	Kinder Morgan Inc.	5.850%	6/1/35	16,550	17,152
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	23,369
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,898
	Kinder Morgan Inc.	5.200%	3/1/48	4,100	3,690
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,366
	Kinder Morgan Inc.	3.600%	2/15/51	6,000	4,136
	Kinder Morgan Inc.	5.450%	8/1/52	915	843
	Kinder Morgan Inc.	5.950%	8/1/54	19,400	19,082
50

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	10,087
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,772
Marathon Petroleum Corp.	5.150%	3/1/30	7,085	7,224
Marathon Petroleum Corp.	5.700%	3/1/35	21,145	21,440
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	13,809
Marathon Petroleum Corp.	4.750%	9/15/44	8,395	6,994
Marathon Petroleum Corp.	4.500%	4/1/48	7,685	5,953
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,623
MPLX LP	4.125%	3/1/27	10,525	10,473
MPLX LP	4.250%	12/1/27	8,960	8,928
MPLX LP	4.000%	3/15/28	19,650	19,451
MPLX LP	2.650%	8/15/30	15,341	13,888
MPLX LP	4.950%	9/1/32	9,998	9,904
MPLX LP	5.000%	3/1/33	11,680	11,520
MPLX LP	5.500%	6/1/34	6,725	6,757
MPLX LP	5.400%	4/1/35	4,880	4,843
MPLX LP	5.200%	3/1/47	14,335	12,525
MPLX LP	5.200%	12/1/47	3,120	2,720
MPLX LP	4.700%	4/15/48	17,490	14,188
MPLX LP	5.500%	2/15/49	13,060	11,814
MPLX LP	4.950%	3/14/52	7,000	5,799
MPLX LP	5.650%	3/1/53	8,300	7,641
MPLX LP	5.950%	4/1/55	24,720	23,549
MPLX LP	4.900%	4/15/58	554	446
NOV Inc.	3.600%	12/1/29	3,438	3,298
Occidental Petroleum Corp.	8.500%	7/15/27	5,158	5,464
Occidental Petroleum Corp.	6.375%	9/1/28	5,812	6,045
Occidental Petroleum Corp.	5.200%	8/1/29	13,680	13,725
Occidental Petroleum Corp.	8.875%	7/15/30	12,542	14,361
Occidental Petroleum Corp.	6.625%	9/1/30	14,878	15,735
Occidental Petroleum Corp.	6.125%	1/1/31	13,129	13,614
Occidental Petroleum Corp.	7.500%	5/1/31	9,157	10,084
Occidental Petroleum Corp.	7.875%	9/15/31	4,850	5,448
Occidental Petroleum Corp.	5.375%	1/1/32	6,600	6,552
Occidental Petroleum Corp.	5.550%	10/1/34	15,470	15,182
Occidental Petroleum Corp.	6.450%	9/15/36	18,043	18,473
Occidental Petroleum Corp.	7.950%	6/15/39	2,562	2,889
Occidental Petroleum Corp.	6.200%	3/15/40	8,642	8,427
Occidental Petroleum Corp.	6.600%	3/15/46	14,262	14,066
Occidental Petroleum Corp.	4.400%	4/15/46	4,469	3,284
Occidental Petroleum Corp.	4.200%	3/15/48	4,173	2,860
Occidental Petroleum Corp.	6.050%	10/1/54	11,395	10,435
ONEOK Inc.	4.850%	7/15/26	5,600	5,610
ONEOK Inc.	5.550%	11/1/26	2,087	2,115
ONEOK Inc.	4.000%	7/13/27	9,250	9,194
ONEOK Inc.	4.250%	9/24/27	16,500	16,478
ONEOK Inc.	4.550%	7/15/28	8,241	8,268
ONEOK Inc.	5.650%	11/1/28	7,000	7,253
ONEOK Inc.	4.350%	3/15/29	9,600	9,529
ONEOK Inc.	5.375%	6/1/29	5,680	5,801
ONEOK Inc.	3.400%	9/1/29	13,025	12,437
ONEOK Inc.	3.100%	3/15/30	8,000	7,479
ONEOK Inc.	3.250%	6/1/30	11,150	10,451
ONEOK Inc.	5.800%	11/1/30	5,000	5,235
ONEOK Inc.	6.350%	1/15/31	7,000	7,483
ONEOK Inc.	4.750%	10/15/31	14,250	14,127
ONEOK Inc.	6.050%	9/1/33	10,000	10,500
ONEOK Inc.	5.650%	9/1/34	10,700	10,842
ONEOK Inc.	6.000%	6/15/35	5,428	5,638
ONEOK Inc.	5.150%	10/15/43	3,775	3,351
ONEOK Inc.	5.600%	4/1/44	3,990	3,640
ONEOK Inc.	5.050%	4/1/45	5,130	4,354
ONEOK Inc.	4.250%	9/15/46	5,285	4,021
ONEOK Inc.	5.450%	6/1/47	8,065	7,162
ONEOK Inc.	4.950%	7/13/47	9,164	7,686
ONEOK Inc.	4.200%	10/3/47	10,710	8,054
ONEOK Inc.	5.200%	7/15/48	10,600	9,225
ONEOK Inc.	4.850%	2/1/49	500	407
ONEOK Inc.	4.450%	9/1/49	8,210	6,312
ONEOK Inc.	3.950%	3/1/50	7,450	5,306
51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.500%	3/15/50	4,085	3,148
	ONEOK Inc.	7.150%	1/15/51	2,900	3,122
	ONEOK Inc.	6.625%	9/1/53	23,500	24,436
	ONEOK Inc.	5.700%	11/1/54	20,640	19,039
	ONEOK Inc.	5.850%	11/1/64	9,555	8,869
	ONEOK Partners LP	6.650%	10/1/36	15,153	16,279
	ONEOK Partners LP	6.850%	10/15/37	6,725	7,343
	ONEOK Partners LP	6.125%	2/1/41	750	750
	ONEOK Partners LP	6.200%	9/15/43	4,185	4,167
	Ovintiv Inc.	5.650%	5/15/28	7,472	7,683
	Ovintiv Inc.	7.375%	11/1/31	5,000	5,464
	Ovintiv Inc.	6.250%	7/15/33	5,825	6,012
	Ovintiv Inc.	6.500%	8/15/34	8,443	8,767
	Ovintiv Inc.	6.625%	8/15/37	11,375	11,631
	Ovintiv Inc.	6.500%	2/1/38	2,200	2,217
	Ovintiv Inc.	7.100%	7/15/53	4,000	4,139
	Patterson-UTI Energy Inc.	3.950%	2/1/28	5,400	5,230
	Patterson-UTI Energy Inc.	5.150%	11/15/29	3,800	3,745
	Patterson-UTI Energy Inc.	7.150%	10/1/33	4,385	4,489
	Phillips 66	3.900%	3/15/28	9,896	9,795
	Phillips 66	2.150%	12/15/30	9,000	7,929
	Phillips 66	4.650%	11/15/34	11,150	10,643
	Phillips 66	5.875%	5/1/42	11,111	11,049
	Phillips 66	4.875%	11/15/44	16,940	14,714
	Phillips 66 Co.	3.550%	10/1/26	6,075	6,010
	Phillips 66 Co.	4.950%	12/1/27	2,975	3,021
	Phillips 66 Co.	3.750%	3/1/28	2,000	1,971
	Phillips 66 Co.	3.150%	12/15/29	5,275	5,000
	Phillips 66 Co.	5.250%	6/15/31	25,200	25,899
	Phillips 66 Co.	5.300%	6/30/33	12,750	12,900
	Phillips 66 Co.	4.950%	3/15/35	4,264	4,136
	Phillips 66 Co.	4.680%	2/15/45	4,740	3,978
	Phillips 66 Co.	4.900%	10/1/46	5,000	4,228
	Pioneer Natural Resources Co.	1.900%	8/15/30	13,865	12,293
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,881
	Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,465
	Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,836
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,978
	Plains All American Pipeline LP	5.700%	9/15/34	2,500	2,545
	Plains All American Pipeline LP	5.950%	6/15/35	16,860	17,337
	Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,429
	Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,573
	Plains All American Pipeline LP	4.300%	1/31/43	3,645	2,895
	Plains All American Pipeline LP	4.700%	6/15/44	8,580	7,129
	Plains All American Pipeline LP	4.900%	2/15/45	10,964	9,348
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	38,669	38,900
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,995
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,795	25,745
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,257
[8]	Schlumberger Holdings Corp.	2.650%	6/26/30	8,960	8,259
[3]	Shell Finance US Inc.	2.375%	11/7/29	46,263	43,029
[3]	Shell Finance US Inc.	2.750%	4/6/30	23,705	22,237
[3]	Shell Finance US Inc.	4.125%	5/11/35	38,141	36,038
[3]	Shell Finance US Inc.	4.550%	8/12/43	16,125	14,236
[3]	Shell Finance US Inc.	4.375%	5/11/45	32,387	27,412
[3]	Shell Finance US Inc.	4.000%	5/10/46	23,195	18,480
[3]	Shell Finance US Inc.	3.750%	9/12/46	6,325	4,869
[3]	Shell Finance US Inc.	3.250%	4/6/50	15,515	10,625
	Shell International Finance BV	2.500%	9/12/26	12,897	12,676
	Shell International Finance BV	3.875%	11/13/28	15,336	15,289
	Shell International Finance BV	6.375%	12/15/38	30,923	34,349
	Shell International Finance BV	2.875%	11/26/41	6,580	4,743
	Shell International Finance BV	3.625%	8/21/42	2,427	1,902
	Shell International Finance BV	3.125%	11/7/49	13,195	8,832
	Shell International Finance BV	3.000%	11/26/51	21,200	13,644
[8]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	4,350	4,381
[8]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	11,450	11,486
[8]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	14,225	14,069
[8]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	7,975	7,580
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,074
52

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,084
Spectra Energy Partners LP	4.500%	3/15/45	12,925	10,628
Suncor Energy Inc.	7.150%	2/1/32	6,407	7,075
Suncor Energy Inc.	5.950%	12/1/34	13,095	13,579
Suncor Energy Inc.	6.800%	5/15/38	5,331	5,765
Suncor Energy Inc.	6.500%	6/15/38	500	532
Suncor Energy Inc.	6.850%	6/1/39	7,666	8,352
Suncor Energy Inc.	4.000%	11/15/47	9,295	6,880
Suncor Energy Inc.	3.750%	3/4/51	8,595	6,034
Targa Resources Corp.	6.150%	3/1/29	11,000	11,572
Targa Resources Corp.	4.900%	9/15/30	6,175	6,230
Targa Resources Corp.	4.200%	2/1/33	13,070	12,247
Targa Resources Corp.	6.125%	3/15/33	7,794	8,221
Targa Resources Corp.	5.500%	2/15/35	34,245	34,381
Targa Resources Corp.	5.550%	8/15/35	9,772	9,821
Targa Resources Corp.	5.650%	2/15/36	4,425	4,466
Targa Resources Corp.	4.950%	4/15/52	17,756	14,811
Targa Resources Corp.	6.250%	7/1/52	4,900	4,853
Targa Resources Corp.	6.125%	5/15/55	9,772	9,569
Targa Resources Partners LP	6.500%	7/15/27	4,000	4,003
Targa Resources Partners LP	5.000%	1/15/28	7,000	7,005
Targa Resources Partners LP	6.875%	1/15/29	7,000	7,142
Targa Resources Partners LP	5.500%	3/1/30	10,000	10,144
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,915
Targa Resources Partners LP	4.000%	1/15/32	10,000	9,307
TC PipeLines LP	3.900%	5/25/27	7,100	7,016
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	859
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,304
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	231
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,550
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	18,266
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	10,421
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	11,380
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	993
TotalEnergies Capital International SA	3.127%	5/29/50	35,100	23,175
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	4,597
TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,320
TotalEnergies Capital SA	5.150%	4/5/34	14,400	14,750
TotalEnergies Capital SA	4.724%	9/10/34	12,850	12,767
TotalEnergies Capital SA	5.488%	4/5/54	33,455	32,193
TotalEnergies Capital SA	5.638%	4/5/64	14,385	13,943
TotalEnergies Capital SA	5.425%	9/10/64	14,685	13,735
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	10,069
TransCanada PipeLines Ltd.	4.100%	4/15/30	13,610	13,336
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,101	19,268
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,990	4,064
TransCanada PipeLines Ltd.	5.850%	3/15/36	10,025	10,334
TransCanada PipeLines Ltd.	6.200%	10/15/37	24,155	25,325
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,674
TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,596
TransCanada PipeLines Ltd.	7.000%	6/1/65	23,000	23,055
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	11,095
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	13,725
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,850	3,695
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,923	2,486
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	6,550	5,498
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,400	4,095
Valero Energy Corp.	2.150%	9/15/27	6,600	6,295
Valero Energy Corp.	4.350%	6/1/28	11,262	11,264
Valero Energy Corp.	5.150%	2/15/30	1,420	1,449
Valero Energy Corp.	2.800%	12/1/31	5,150	4,589
Valero Energy Corp.	7.500%	4/15/32	6,631	7,584
Valero Energy Corp.	6.625%	6/15/37	18,035	19,435
Valero Energy Corp.	4.900%	3/15/45	4,900	4,300
Valero Energy Corp.	3.650%	12/1/51	8,400	5,652
Valero Energy Corp.	4.000%	6/1/52	4,500	3,188
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,097
Western Midstream Operating LP	4.500%	3/1/28	4,282	4,256
Western Midstream Operating LP	4.750%	8/15/28	2,157	2,158
Western Midstream Operating LP	6.350%	1/15/29	8,620	9,027
53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.050%	2/1/30	13,573	13,060
	Western Midstream Operating LP	6.150%	4/1/33	5,835	6,067
	Western Midstream Operating LP	5.450%	11/15/34	9,115	8,941
	Western Midstream Operating LP	5.450%	4/1/44	6,600	5,744
	Western Midstream Operating LP	5.300%	3/1/48	7,240	6,057
	Western Midstream Operating LP	5.500%	8/15/48	2,715	2,322
	Western Midstream Operating LP	5.250%	2/1/50	14,000	11,792
	Williams Cos. Inc.	3.750%	6/15/27	13,000	12,853
	Williams Cos. Inc.	5.300%	8/15/28	7,326	7,529
	Williams Cos. Inc.	4.900%	3/15/29	10,970	11,123
	Williams Cos. Inc.	4.800%	11/15/29	7,100	7,189
	Williams Cos. Inc.	4.625%	6/30/30	5,900	5,905
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,831
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	622
	Williams Cos. Inc.	2.600%	3/15/31	12,000	10,754
	Williams Cos. Inc.	4.650%	8/15/32	17,370	17,041
	Williams Cos. Inc.	5.650%	3/15/33	10,910	11,338
	Williams Cos. Inc.	5.150%	3/15/34	19,815	19,792
	Williams Cos. Inc.	5.600%	3/15/35	11,275	11,593
	Williams Cos. Inc.	5.300%	9/30/35	8,500	8,509
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,732
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,691
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,579
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,181
	Williams Cos. Inc.	5.100%	9/15/45	12,038	10,916
	Williams Cos. Inc.	4.850%	3/1/48	8,890	7,700
	Williams Cos. Inc.	3.500%	10/15/51	4,990	3,421
	Williams Cos. Inc.	5.300%	8/15/52	7,130	6,513
	Williams Cos. Inc.	5.800%	11/15/54	8,750	8,551
	Williams Cos. Inc.	6.000%	3/15/55	5,800	5,802
	Woodside Finance Ltd.	4.900%	5/19/28	6,720	6,761
	Woodside Finance Ltd.	5.400%	5/19/30	16,333	16,557
	Woodside Finance Ltd.	5.700%	5/19/32	6,050	6,158
	Woodside Finance Ltd.	5.100%	9/12/34	4,173	4,024
	Woodside Finance Ltd.	6.000%	5/19/35	23,067	23,559
	Woodside Finance Ltd.	5.700%	9/12/54	8,500	7,674
					5,770,315
Financials (7.2%)
	ACE Capital Trust II	9.700%	4/1/30	725	865
[3]	Aegon Ltd.	5.500%	4/11/48	6,000	6,027
	AerCap Ireland Capital DAC	2.450%	10/29/26	32,000	31,178
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,000	3,067
	AerCap Ireland Capital DAC	3.650%	7/21/27	38,210	37,650
	AerCap Ireland Capital DAC	4.625%	10/15/27	6,000	6,024
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	15,410
	AerCap Ireland Capital DAC	4.875%	4/1/28	9,350	9,447
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,000	8,279
	AerCap Ireland Capital DAC	3.000%	10/29/28	52,000	49,548
	AerCap Ireland Capital DAC	5.100%	1/19/29	10,000	10,175
	AerCap Ireland Capital DAC	4.625%	9/10/29	25,550	25,557
	AerCap Ireland Capital DAC	6.150%	9/30/30	13,300	14,184
	AerCap Ireland Capital DAC	5.375%	12/15/31	9,000	9,204
	AerCap Ireland Capital DAC	3.300%	1/30/32	55,500	50,279
	AerCap Ireland Capital DAC	3.400%	10/29/33	21,500	18,946
	AerCap Ireland Capital DAC	5.300%	1/19/34	10,000	10,068
	AerCap Ireland Capital DAC	4.950%	9/10/34	7,141	6,987
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	12,014
	AerCap Ireland Capital DAC	6.950%	3/10/55	2,300	2,401
	AerCap Ireland Capital DAC	6.500%	1/31/56	1,800	1,804
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	10,859
	Affiliated Managers Group Inc.	5.500%	8/20/34	5,000	4,989
	Aflac Inc.	2.875%	10/15/26	4,765	4,685
	Aflac Inc.	3.600%	4/1/30	27,801	27,002
	Aflac Inc.	4.000%	10/15/46	6,700	5,249
	Aflac Inc.	4.750%	1/15/49	9,075	7,863
	Air Lease Corp.	1.875%	8/15/26	10,000	9,723
	Air Lease Corp.	2.200%	1/15/27	5,000	4,842
	Air Lease Corp.	3.625%	4/1/27	1,569	1,552
	Air Lease Corp.	3.625%	12/1/27	6,800	6,696
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	2.100%	9/1/28	5,000	4,661
	Air Lease Corp.	4.625%	10/1/28	6,300	6,339
	Air Lease Corp.	3.250%	10/1/29	4,265	4,062
[3]	Air Lease Corp.	3.000%	2/1/30	1,300	1,216
	Air Lease Corp.	3.125%	12/1/30	10,000	9,241
[3]	Air Lease Corp.	5.200%	7/15/31	12,000	12,266
[3]	Air Lease Corp.	2.875%	1/15/32	19,650	17,480
	Alleghany Corp.	4.900%	9/15/44	4,575	4,171
	Alleghany Corp.	3.250%	8/15/51	11,750	7,884
	Allstate Corp.	3.280%	12/15/26	7,950	7,839
	Allstate Corp.	5.050%	6/24/29	4,493	4,610
	Allstate Corp.	1.450%	12/15/30	14,000	11,937
	Allstate Corp.	5.250%	3/30/33	15,475	15,860
	Allstate Corp.	5.350%	6/1/33	1,700	1,758
	Allstate Corp.	5.550%	5/9/35	14,290	14,846
	Allstate Corp.	5.950%	4/1/36	925	985
	Allstate Corp.	4.500%	6/15/43	5,950	5,166
	Allstate Corp.	4.200%	12/15/46	12,415	10,139
	Allstate Corp.	3.850%	8/10/49	16,280	12,445
[3]	Allstate Corp.	6.500%	5/15/57	5,775	5,920
	Ally Financial Inc.	4.750%	6/9/27	5,000	5,029
	Ally Financial Inc.	7.100%	11/15/27	24,247	25,561
	Ally Financial Inc.	5.737%	5/15/29	16,600	16,902
	Ally Financial Inc.	6.992%	6/13/29	2,895	3,044
[3]	Ally Financial Inc.	8.000%	11/1/31	27,425	31,229
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,543
	American Express Co.	1.650%	11/4/26	9,600	9,285
	American Express Co.	2.550%	3/4/27	31,536	30,714
	American Express Co.	3.300%	5/3/27	38,035	37,457
	American Express Co.	5.389%	7/28/27	11,000	11,107
	American Express Co.	5.850%	11/5/27	8,000	8,288
	American Express Co.	5.098%	2/16/28	47,379	47,922
	American Express Co.	5.043%	7/26/28	9,000	9,127
	American Express Co.	4.731%	4/25/29	14,500	14,657
	American Express Co.	5.282%	7/27/29	26,000	26,735
	American Express Co.	5.532%	4/25/30	7,080	7,360
	American Express Co.	5.085%	1/30/31	10,830	11,076
	American Express Co.	5.016%	4/25/31	49,100	50,153
	American Express Co.	6.489%	10/30/31	10,075	10,978
	American Express Co.	4.989%	5/26/33	5,000	5,010
	American Express Co.	4.420%	8/3/33	9,990	9,743
	American Express Co.	5.043%	5/1/34	11,429	11,530
	American Express Co.	5.625%	7/28/34	4,000	4,095
	American Express Co.	5.915%	4/25/35	10,060	10,513
	American Express Co.	5.284%	7/26/35	14,380	14,571
	American Express Co.	5.442%	1/30/36	28,785	29,375
	American Express Co.	5.667%	4/25/36	35,144	36,405
	American Express Co.	4.050%	12/3/42	11,463	9,699
	American Financial Group Inc.	5.250%	4/2/30	4,057	4,198
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,587
	American International Group Inc.	4.850%	5/7/30	7,000	7,110
	American International Group Inc.	3.400%	6/30/30	12,000	11,418
	American International Group Inc.	5.125%	3/27/33	7,226	7,346
	American International Group Inc.	5.450%	5/7/35	7,000	7,172
	American International Group Inc.	4.500%	7/16/44	4,106	3,584
	American International Group Inc.	4.750%	4/1/48	11,689	10,369
	American International Group Inc.	4.375%	6/30/50	11,645	9,745
	American National Group Inc.	5.000%	6/15/27	5,361	5,384
	American National Group Inc.	5.750%	10/1/29	3,400	3,483
	American National Group Inc.	6.000%	7/15/35	8,400	8,437
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	16,037
	Ameriprise Financial Inc.	5.700%	12/15/28	4,000	4,191
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,977
	Ameriprise Financial Inc.	5.150%	5/15/33	5,000	5,127
	Ameriprise Financial Inc.	5.200%	4/15/35	18,000	18,125
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,350
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,159
	Aon Corp.	2.850%	5/28/27	4,365	4,255
	Aon Corp.	4.500%	12/15/28	10,500	10,561
	Aon Corp.	3.750%	5/2/29	9,459	9,257
55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.800%	5/15/30	16,672	15,456
	Aon Corp.	2.600%	12/2/31	3,000	2,658
	Aon Corp.	5.000%	9/12/32	2,000	2,033
	Aon Corp.	5.350%	2/28/33	14,056	14,475
	Aon Corp.	6.250%	9/30/40	4,650	4,937
	Aon Corp.	2.900%	8/23/51	12,233	7,561
	Aon Corp.	3.900%	2/28/52	10,617	7,861
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,327
	Aon Global Ltd.	4.750%	5/15/45	1,104	966
	Aon North America Inc.	5.125%	3/1/27	3,335	3,376
	Aon North America Inc.	5.150%	3/1/29	15,735	16,117
	Aon North America Inc.	5.300%	3/1/31	8,435	8,728
	Aon North America Inc.	5.450%	3/1/34	28,582	29,360
	Aon North America Inc.	5.750%	3/1/54	23,848	23,504
	Apollo Debt Solutions BDC	6.900%	4/13/29	20,000	20,863
	Apollo Debt Solutions BDC	6.700%	7/29/31	7,500	7,785
[8]	Apollo Debt Solutions BDC	6.550%	3/15/32	6,950	7,108
	Apollo Global Management Inc.	6.375%	11/15/33	5,090	5,561
	Apollo Global Management Inc.	5.800%	5/21/54	9,100	8,999
	Apollo Global Management Inc.	6.000%	12/15/54	5,650	5,528
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,704
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	2,919
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,272
	Arch Capital Group Ltd.	3.635%	6/30/50	9,640	7,044
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	9,160
	Ares Capital Corp.	2.150%	7/15/26	11,000	10,718
	Ares Capital Corp.	7.000%	1/15/27	10,596	10,938
	Ares Capital Corp.	2.875%	6/15/27	6,278	6,068
	Ares Capital Corp.	2.875%	6/15/28	5,000	4,712
	Ares Capital Corp.	5.875%	3/1/29	25,389	25,878
	Ares Capital Corp.	5.950%	7/15/29	8,250	8,442
	Ares Capital Corp.	5.500%	9/1/30	9,050	9,020
	Ares Capital Corp.	3.200%	11/15/31	3,100	2,701
[3]	Ares Capital Corp.	5.800%	3/8/32	16,652	16,586
	Ares Strategic Income Fund	5.700%	3/15/28	12,550	12,647
[8]	Ares Strategic Income Fund	5.450%	9/9/28	4,100	4,101
	Ares Strategic Income Fund	6.350%	8/15/29	9,525	9,767
	Ares Strategic Income Fund	5.600%	2/15/30	8,500	8,478
[8]	Ares Strategic Income Fund	5.800%	9/9/30	6,075	6,095
	Ares Strategic Income Fund	6.200%	3/21/32	12,300	12,358
	Arthur J Gallagher & Co.	4.600%	12/15/27	2,320	2,338
	Arthur J Gallagher & Co.	4.850%	12/15/29	1,660	1,684
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	5,253
	Arthur J Gallagher & Co.	5.000%	2/15/32	1,920	1,946
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,161
	Arthur J Gallagher & Co.	6.500%	2/15/34	9,628	10,553
	Arthur J Gallagher & Co.	5.150%	2/15/35	19,296	19,307
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	6,951
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,261
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,590	8,431
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,000	5,542
	Arthur J Gallagher & Co.	5.750%	7/15/54	5,650	5,539
	Arthur J Gallagher & Co.	5.550%	2/15/55	5,880	5,642
	Associated Banc-Corp.	6.455%	8/29/30	1,000	1,027
	Assurant Inc.	4.900%	3/27/28	1,600	1,612
	Assurant Inc.	3.700%	2/22/30	1,300	1,237
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	3,600	3,784
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,847
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,363
[8]	Athene Global Funding	5.583%	1/9/29	8,500	8,733
	Athene Holding Ltd.	4.125%	1/12/28	12,525	12,401
	Athene Holding Ltd.	6.150%	4/3/30	11,425	12,123
	Athene Holding Ltd.	3.500%	1/15/31	21,558	20,288
	Athene Holding Ltd.	5.875%	1/15/34	10,575	10,946
	Athene Holding Ltd.	3.950%	5/25/51	5,800	4,094
	Athene Holding Ltd.	3.450%	5/15/52	8,775	5,591
	Athene Holding Ltd.	6.250%	4/1/54	9,690	9,555
	Athene Holding Ltd.	6.625%	10/15/54	6,910	6,804
	Athene Holding Ltd.	6.625%	5/19/55	11,350	11,667
	Athene Holding Ltd.	6.875%	6/28/55	6,625	6,590
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	13,750	13,819
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	7,000	7,112
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	14,500	14,744
	AXA SA	8.600%	12/15/30	7,660	9,123
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,531
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,821
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,898
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,907
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	3,150	3,123
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,338
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	8,200	9,312
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	12,000	12,484
	Banco Santander SA	5.179%	11/19/25	12,510	12,525
	Banco Santander SA	4.250%	4/11/27	18,975	18,927
	Banco Santander SA	5.294%	8/18/27	32,500	33,037
	Banco Santander SA	6.527%	11/7/27	22,800	23,414
	Banco Santander SA	3.800%	2/23/28	9,800	9,629
	Banco Santander SA	5.552%	3/14/28	11,200	11,380
	Banco Santander SA	4.175%	3/24/28	25,000	24,847
	Banco Santander SA	4.379%	4/12/28	12,800	12,763
[3]	Banco Santander SA	5.365%	7/15/28	7,800	7,940
	Banco Santander SA	5.588%	8/8/28	10,000	10,328
	Banco Santander SA	6.607%	11/7/28	19,000	20,262
	Banco Santander SA	5.538%	3/14/30	11,200	11,534
	Banco Santander SA	3.490%	5/28/30	2,400	2,280
	Banco Santander SA	2.749%	12/3/30	15,000	13,361
	Banco Santander SA	2.958%	3/25/31	17,900	16,349
	Banco Santander SA	5.439%	7/15/31	22,600	23,473
	Banco Santander SA	6.921%	8/8/33	22,000	23,834
	Banco Santander SA	6.938%	11/7/33	16,640	18,798
	Banco Santander SA	6.350%	3/14/34	33,200	34,743
	Banco Santander SA	6.033%	1/17/35	10,200	10,744
[3]	Bank of America Corp.	4.250%	10/22/26	15,115	15,089
	Bank of America Corp.	1.734%	7/22/27	51,550	50,112
	Bank of America Corp.	5.933%	9/15/27	35,000	35,611
[3]	Bank of America Corp.	3.248%	10/21/27	55,600	54,544
[3]	Bank of America Corp.	4.183%	11/25/27	25,400	25,306
[3]	Bank of America Corp.	3.824%	1/20/28	33,792	33,504
	Bank of America Corp.	4.376%	4/27/28	20,050	20,046
[3]	Bank of America Corp.	3.593%	7/21/28	47,625	46,889
[3]	Bank of America Corp.	4.948%	7/22/28	53,000	53,607
	Bank of America Corp.	6.204%	11/10/28	21,000	21,853
[3]	Bank of America Corp.	3.419%	12/20/28	101,985	99,669
	Bank of America Corp.	4.979%	1/24/29	50,000	50,726
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	9,888
	Bank of America Corp.	5.202%	4/25/29	53,605	54,782
	Bank of America Corp.	4.623%	5/9/29	92,268	92,872
[3]	Bank of America Corp.	2.087%	6/14/29	25,000	23,434
[3]	Bank of America Corp.	4.271%	7/23/29	40,000	39,889
	Bank of America Corp.	5.819%	9/15/29	45,000	46,908
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	9,847
[3]	Bank of America Corp.	3.194%	7/23/30	6,065	5,774
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	36,330
[3]	Bank of America Corp.	2.496%	2/13/31	5,955	5,440
[3]	Bank of America Corp.	2.592%	4/29/31	53,048	48,510
[3]	Bank of America Corp.	1.898%	7/23/31	20,800	18,269
[3]	Bank of America Corp.	1.922%	10/24/31	25,000	21,792
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	11,928
	Bank of America Corp.	2.687%	4/22/32	112,675	101,171
	Bank of America Corp.	2.299%	7/21/32	14,000	12,198
	Bank of America Corp.	2.572%	10/20/32	26,399	23,237
[3]	Bank of America Corp.	2.972%	2/4/33	17,275	15,466
	Bank of America Corp.	4.571%	4/27/33	50	49
[3]	Bank of America Corp.	5.015%	7/22/33	35,500	35,919
	Bank of America Corp.	5.288%	4/25/34	62,955	64,237
	Bank of America Corp.	5.872%	9/15/34	25,000	26,385
	Bank of America Corp.	5.468%	1/23/35	52,765	54,203
[3]	Bank of America Corp.	5.425%	8/15/35	14,200	14,192
	Bank of America Corp.	5.518%	10/25/35	78,248	78,055
	Bank of America Corp.	5.511%	1/24/36	50,440	51,876
57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.744%	2/12/36	18,000	18,285
	Bank of America Corp.	5.464%	5/9/36	64,705	66,390
	Bank of America Corp.	2.482%	9/21/36	31,340	26,564
	Bank of America Corp.	6.110%	1/29/37	13,848	14,631
	Bank of America Corp.	3.846%	3/8/37	32,155	29,417
[3]	Bank of America Corp.	4.244%	4/24/38	36,831	33,549
	Bank of America Corp.	7.750%	5/14/38	18,175	21,703
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	20,327
[3]	Bank of America Corp.	2.676%	6/19/41	76,925	54,821
[3]	Bank of America Corp.	5.875%	2/7/42	5,235	5,470
	Bank of America Corp.	3.311%	4/22/42	47,505	36,469
[3]	Bank of America Corp.	5.000%	1/21/44	14,777	13,962
[3]	Bank of America Corp.	4.875%	4/1/44	7,682	7,116
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	3,925
[3]	Bank of America Corp.	4.443%	1/20/48	10,998	9,396
[3]	Bank of America Corp.	3.946%	1/23/49	17,575	13,767
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	2,159
[3]	Bank of America Corp.	4.083%	3/20/51	104,135	82,779
[3]	Bank of America Corp.	2.831%	10/24/51	75	47
[3]	Bank of America Corp.	3.483%	3/13/52	600	428
	Bank of America Corp.	2.972%	7/21/52	31,750	20,506
	Bank of America NA	5.526%	8/18/26	22,165	22,481
[3]	Bank of America NA	6.000%	10/15/36	7,400	7,816
[3]	Bank of Montreal	2.650%	3/8/27	13,425	13,106
	Bank of Montreal	4.567%	9/10/27	10,300	10,321
[3]	Bank of Montreal	4.700%	9/14/27	1,500	1,514
	Bank of Montreal	5.203%	2/1/28	25,400	25,993
	Bank of Montreal	5.717%	9/25/28	8,300	8,652
	Bank of Montreal	5.511%	6/4/31	10,500	10,977
[3]	Bank of Montreal	3.803%	12/15/32	18,390	17,912
	Bank of Montreal	3.088%	1/10/37	7,600	6,596
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	8,160
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,298
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,771
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,099
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	14,406
	Bank of New York Mellon Corp.	4.441%	6/9/28	4,525	4,550
[3]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,970
	Bank of New York Mellon Corp.	4.890%	7/21/28	21,350	21,635
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	15,000	15,531
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,564
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,875	11,966
	Bank of New York Mellon Corp.	4.729%	4/20/29	1,650	1,673
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	9,000	9,552
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	71,000	72,663
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,699
	Bank of New York Mellon Corp.	4.942%	2/11/31	66,153	67,517
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	8,248
	Bank of New York Mellon Corp.	5.060%	7/22/32	17,500	17,889
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	25,930	27,504
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,500	26,206
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,000	20,069
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	11,065	11,206
	Bank of New York Mellon Corp.	5.316%	6/6/36	3,525	3,601
	Bank of Nova Scotia	2.700%	8/3/26	28,496	28,051
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,661
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,936
[3]	Bank of Nova Scotia	5.400%	6/4/27	4,500	4,603
	Bank of Nova Scotia	5.250%	6/12/28	25,000	25,755
	Bank of Nova Scotia	4.404%	9/8/28	1,280	1,282
	Bank of Nova Scotia	4.932%	2/14/29	6,010	6,084
[3]	Bank of Nova Scotia	5.450%	8/1/29	3,750	3,895
	Bank of Nova Scotia	5.130%	2/14/31	10,850	11,049
	Bank of Nova Scotia	2.450%	2/2/32	20,650	17,960
	Bank of Nova Scotia	4.740%	11/10/32	14,120	14,107
	Bank of Nova Scotia	5.650%	2/1/34	8,450	8,858
	Bank of Nova Scotia	4.588%	5/4/37	25,500	24,099
	BankUnited Inc.	5.125%	6/11/30	5,000	4,946
	Barclays plc	7.325%	11/2/26	15,000	15,125
	Barclays plc	6.496%	9/13/27	11,525	11,786
58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	2.279%	11/24/27	23,530	22,811
	Barclays plc	4.337%	1/10/28	13,206	13,167
	Barclays plc	5.674%	3/12/28	11,775	12,000
	Barclays plc	4.836%	5/9/28	26,410	26,457
	Barclays plc	4.837%	9/10/28	18,531	18,670
	Barclays plc	7.385%	11/2/28	15,000	15,924
	Barclays plc	5.086%	2/25/29	11,480	11,625
[3]	Barclays plc	4.972%	5/16/29	14,400	14,549
	Barclays plc	6.490%	9/13/29	31,205	32,974
	Barclays plc	5.690%	3/12/30	14,600	15,109
[3]	Barclays plc	5.088%	6/20/30	10,530	10,569
	Barclays plc	4.942%	9/10/30	46,118	46,457
	Barclays plc	5.367%	2/25/31	11,650	11,896
	Barclays plc	2.645%	6/24/31	34,800	31,446
	Barclays plc	2.667%	3/10/32	14,250	12,650
	Barclays plc	2.894%	11/24/32	23,935	21,195
	Barclays plc	5.746%	8/9/33	13,345	13,832
	Barclays plc	7.437%	11/2/33	35,100	39,809
	Barclays plc	6.224%	5/9/34	16,885	17,924
	Barclays plc	7.119%	6/27/34	15,259	16,649
	Barclays plc	6.692%	9/13/34	20,415	22,300
	Barclays plc	5.335%	9/10/35	22,972	22,813
	Barclays plc	3.564%	9/23/35	24,475	22,486
	Barclays plc	5.785%	2/25/36	29,963	30,626
	Barclays plc	3.811%	3/10/42	11,600	9,083
	Barclays plc	3.330%	11/24/42	16,000	11,861
	Barclays plc	5.250%	8/17/45	4,000	3,837
	Barclays plc	4.950%	1/10/47	13,800	12,536
	Barclays plc	6.036%	3/12/55	9,000	9,229
[8]	Barings Private Credit Corp.	6.150%	6/11/30	8,175	8,083
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,877
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,813
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,373
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	3,997
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,222
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	21,386
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	6,395	5,406
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,825	22,488
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,002
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	51,085	39,515
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,580
	BGC Group Inc.	8.000%	5/25/28	4,800	5,134
	BlackRock Funding Inc.	4.600%	7/26/27	7,020	7,107
	BlackRock Funding Inc.	4.700%	3/14/29	6,750	6,896
	BlackRock Funding Inc.	5.000%	3/14/34	16,300	16,660
	BlackRock Funding Inc.	4.900%	1/8/35	9,520	9,634
	BlackRock Funding Inc.	5.250%	3/14/54	16,300	15,653
	BlackRock Funding Inc.	5.350%	1/8/55	9,520	9,281
	Blackrock Inc.	3.200%	3/15/27	6,000	5,921
	Blackrock Inc.	3.250%	4/30/29	3,000	2,915
	Blackrock Inc.	2.400%	4/30/30	11,000	10,121
	Blackrock Inc.	1.900%	1/28/31	13,575	11,944
	Blackrock Inc.	2.100%	2/25/32	30,500	26,311
	Blackrock Inc.	4.750%	5/25/33	5,000	5,055
	Blackstone Private Credit Fund	2.625%	12/15/26	7,369	7,119
	Blackstone Private Credit Fund	7.300%	11/27/28	9,400	10,032
	Blackstone Private Credit Fund	5.950%	7/16/29	14,760	15,046
	Blackstone Private Credit Fund	5.600%	11/22/29	14,550	14,647
	Blackstone Private Credit Fund	5.250%	4/1/30	5,600	5,551
	Blackstone Private Credit Fund	6.250%	1/25/31	10,585	10,886
	Blackstone Private Credit Fund	6.000%	1/29/32	6,500	6,539
	Blackstone Private Credit Fund	6.000%	11/22/34	6,800	6,658
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	4,300	4,280
	Blackstone Secured Lending Fund	2.750%	9/16/26	1,000	974
	Blackstone Secured Lending Fund	5.875%	11/15/27	7,600	7,763
	Blackstone Secured Lending Fund	5.350%	4/13/28	6,000	6,043
	Blackstone Secured Lending Fund	2.850%	9/30/28	7,575	7,052
	Blackstone Secured Lending Fund	5.300%	6/30/30	3,800	3,764
	Blue Owl Capital Corp.	3.400%	7/15/26	8,000	7,868
	Blue Owl Capital Corp.	2.625%	1/15/27	9,900	9,566
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Capital Corp.	2.875%	6/11/28	24,790	23,102
	Blue Owl Capital Corp.	5.950%	3/15/29	17,225	17,316
	Blue Owl Capital Corp.	6.200%	7/15/30	2,600	2,628
[3]	Blue Owl Credit Income Corp.	3.125%	9/23/26	1,598	1,555
	Blue Owl Credit Income Corp.	7.950%	6/13/28	5,150	5,509
	Blue Owl Credit Income Corp.	7.750%	1/15/29	3,000	3,194
	Blue Owl Credit Income Corp.	6.600%	9/15/29	9,510	9,794
	Blue Owl Credit Income Corp.	5.800%	3/15/30	9,600	9,628
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,500	6,694
	Blue Owl Finance LLC	3.125%	6/10/31	7,761	6,891
	Blue Owl Finance LLC	6.250%	4/18/34	11,800	12,134
	Blue Owl Finance LLC	4.125%	10/7/51	1,191	812
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	10,446	10,498
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	7,000	7,142
[3]	BPCE SA	3.375%	12/2/26	4,001	3,957
[8]	BPCE SA	3.250%	1/11/28	275	268
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,131
	Brighthouse Financial Inc.	4.700%	6/22/47	6,415	4,913
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,280
	Brookfield Asset Management Ltd.	5.795%	4/24/35	4,150	4,260
	Brookfield Capital Finance LLC	6.087%	6/14/33	12,184	12,924
	Brookfield Finance I UK plc	2.340%	1/30/32	14,385	12,239
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	2,100
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	18,803
	Brookfield Finance Inc.	4.350%	4/15/30	920	908
	Brookfield Finance Inc.	2.724%	4/15/31	3,300	2,982
	Brookfield Finance Inc.	6.350%	1/5/34	14,150	15,185
	Brookfield Finance Inc.	5.675%	1/15/35	15,845	16,248
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	1,916
	Brookfield Finance Inc.	5.968%	3/4/54	9,500	9,493
	Brookfield Finance Inc.	5.813%	3/3/55	6,000	5,871
	Brookfield Finance LLC	3.450%	4/15/50	16,950	11,502
	Brown & Brown Inc.	4.600%	12/23/26	5,625	5,651
	Brown & Brown Inc.	4.700%	6/23/28	2,115	2,133
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,570
	Brown & Brown Inc.	4.900%	6/23/30	2,275	2,296
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,691
	Brown & Brown Inc.	4.200%	3/17/32	9,730	9,308
	Brown & Brown Inc.	5.250%	6/23/32	1,225	1,249
	Brown & Brown Inc.	5.650%	6/11/34	2,500	2,567
	Brown & Brown Inc.	5.550%	6/23/35	11,475	11,706
	Brown & Brown Inc.	4.950%	3/17/52	6,855	5,917
	Brown & Brown Inc.	6.250%	6/23/55	11,500	11,861
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,500	5,568
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	16,745	16,532
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	6,320	6,432
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	6,100	6,110
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	3,490	3,557
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	2,695	2,829
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	7,314	7,391
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	11,500	11,835
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	30,584	28,470
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	17,980	19,266
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,910
	Capital One Financial Corp.	4.100%	2/9/27	15,300	15,230
	Capital One Financial Corp.	3.750%	3/9/27	28,350	28,127
	Capital One Financial Corp.	3.650%	5/11/27	19,440	19,228
	Capital One Financial Corp.	7.149%	10/29/27	5,500	5,685
	Capital One Financial Corp.	1.878%	11/2/27	13,773	13,307
	Capital One Financial Corp.	3.800%	1/31/28	20,375	20,114
	Capital One Financial Corp.	5.468%	2/1/29	58,482	59,879
	Capital One Financial Corp.	6.312%	6/8/29	20,000	20,998
	Capital One Financial Corp.	5.700%	2/1/30	16,314	16,875
	Capital One Financial Corp.	3.273%	3/1/30	11,520	11,020
	Capital One Financial Corp.	5.247%	7/26/30	6,000	6,133
[3]	Capital One Financial Corp.	7.624%	10/30/31	26,016	29,393
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,391
	Capital One Financial Corp.	2.618%	11/2/32	5,850	5,105
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,700
	Capital One Financial Corp.	6.377%	6/8/34	25,078	26,680
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	7.964%	11/2/34	12,000	13,948
	Capital One Financial Corp.	6.051%	2/1/35	27,443	28,634
	Capital One Financial Corp.	5.884%	7/26/35	7,000	7,216
	Capital One Financial Corp.	6.183%	1/30/36	23,000	23,377
[3]	Capital One NA	3.450%	7/27/26	29,330	29,001
[3]	Capital One NA	4.650%	9/13/28	3,000	3,015
[3]	Capital One NA	2.700%	2/6/30	8,000	7,364
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,869
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,024
	Charles Schwab Corp.	5.875%	8/24/26	11,080	11,268
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,447
	Charles Schwab Corp.	2.450%	3/3/27	31,290	30,413
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,666
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,238
	Charles Schwab Corp.	2.000%	3/20/28	10,000	9,464
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,511
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,785
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,432
	Charles Schwab Corp.	6.196%	11/17/29	13,775	14,615
	Charles Schwab Corp.	4.625%	3/22/30	30	30
	Charles Schwab Corp.	1.650%	3/11/31	12,200	10,486
	Charles Schwab Corp.	2.300%	5/13/31	16,000	14,234
	Charles Schwab Corp.	1.950%	12/1/31	16,985	14,525
	Charles Schwab Corp.	2.900%	3/3/32	26,000	23,383
	Charles Schwab Corp.	5.853%	5/19/34	13,000	13,789
	Charles Schwab Corp.	6.136%	8/24/34	14,675	15,870
	Chubb Corp.	6.000%	5/11/37	4,200	4,558
[3]	Chubb Corp.	6.500%	5/15/38	9,705	10,916
	Chubb INA Holdings LLC	1.375%	9/15/30	9,400	8,176
	Chubb INA Holdings LLC	5.000%	3/15/34	21,530	21,927
	Chubb INA Holdings LLC	6.700%	5/15/36	1,810	2,058
	Chubb INA Holdings LLC	4.150%	3/13/43	1,100	938
	Chubb INA Holdings LLC	4.350%	11/3/45	25,692	22,227
	Chubb INA Holdings LLC	2.850%	12/15/51	6,000	3,847
	Chubb INA Holdings LLC	3.050%	12/15/61	7,800	4,820
	CI Financial Corp.	3.200%	12/17/30	10,930	9,648
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,836
	Citibank NA	4.929%	8/6/26	10,000	10,069
[3]	Citibank NA	5.488%	12/4/26	19,000	19,308
	Citibank NA	4.876%	11/19/27	40,000	40,250
	Citibank NA	5.803%	9/29/28	17,970	18,792
	Citibank NA	4.838%	8/6/29	7,195	7,347
[3]	Citibank NA	4.914%	5/29/30	6,800	6,930
[3]	Citibank NA	5.570%	4/30/34	22,500	23,414
	Citigroup Inc.	3.200%	10/21/26	41,250	40,683
	Citigroup Inc.	4.300%	11/20/26	32,600	32,546
	Citigroup Inc.	4.450%	9/29/27	34,810	34,832
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	34,807
	Citigroup Inc.	6.625%	1/15/28	25	26
[3]	Citigroup Inc.	3.070%	2/24/28	20,000	19,564
	Citigroup Inc.	4.643%	5/7/28	60,450	60,628
	Citigroup Inc.	4.658%	5/24/28	5,570	5,592
[3]	Citigroup Inc.	3.668%	7/24/28	48,950	48,186
	Citigroup Inc.	4.125%	7/25/28	600	596
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	29,427
	Citigroup Inc.	4.542%	9/19/30	15,800	15,722
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	35,638
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	77,990
	Citigroup Inc.	4.952%	5/7/31	138,115	139,698
[3]	Citigroup Inc.	2.572%	6/3/31	3,800	3,446
	Citigroup Inc.	2.520%	11/3/32	18,000	15,735
	Citigroup Inc.	3.057%	1/25/33	55,600	49,710
	Citigroup Inc.	5.875%	2/22/33	3,000	3,115
	Citigroup Inc.	3.785%	3/17/33	32,099	29,950
	Citigroup Inc.	4.910%	5/24/33	7,200	7,183
	Citigroup Inc.	6.000%	10/31/33	6,135	6,452
	Citigroup Inc.	6.270%	11/17/33	43,000	46,313
	Citigroup Inc.	6.174%	5/25/34	61,365	64,071
	Citigroup Inc.	5.827%	2/13/35	49,515	50,475
	Citigroup Inc.	6.020%	1/24/36	29,055	29,832
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.125%	8/25/36	11,118	11,513
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	11,309
	Citigroup Inc.	8.125%	7/15/39	13,096	16,485
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	67,529
	Citigroup Inc.	5.875%	1/30/42	13,339	13,798
	Citigroup Inc.	2.904%	11/3/42	2,290	1,624
	Citigroup Inc.	6.675%	9/13/43	1,780	1,944
	Citigroup Inc.	4.950%	11/7/43	8,250	7,310
	Citigroup Inc.	5.300%	5/6/44	8,700	8,140
	Citigroup Inc.	4.650%	7/30/45	8,275	7,269
	Citigroup Inc.	4.750%	5/18/46	9,658	8,268
	Citigroup Inc.	4.650%	7/23/48	19,785	17,065
	Citigroup Inc.	5.612%	3/4/56	27,296	26,774
	Citizens Bank NA	4.575%	8/9/28	6,075	6,086
	Citizens Financial Group Inc.	2.850%	7/27/26	950	933
	Citizens Financial Group Inc.	5.841%	1/23/30	13,825	14,314
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	10,017
	Citizens Financial Group Inc.	3.250%	4/30/30	7,700	7,211
	Citizens Financial Group Inc.	5.253%	3/5/31	10,550	10,690
	Citizens Financial Group Inc.	5.718%	7/23/32	3,400	3,521
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	6,732
	Citizens Financial Group Inc.	6.645%	4/25/35	8,556	9,226
	CME Group Inc.	3.750%	6/15/28	2,671	2,654
	CME Group Inc.	4.400%	3/15/30	9,000	9,062
	CME Group Inc.	5.300%	9/15/43	10,840	10,865
	CME Group Inc.	4.150%	6/15/48	9,762	8,243
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,904
	CNA Financial Corp.	3.900%	5/1/29	11,450	11,222
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,153
	CNA Financial Corp.	5.500%	6/15/33	5,302	5,438
	CNA Financial Corp.	5.125%	2/15/34	5,406	5,413
	CNO Financial Group Inc.	5.250%	5/30/29	5,400	5,450
	CNO Financial Group Inc.	6.450%	6/15/34	8,570	8,997
	Comerica Bank	5.332%	8/25/33	5,110	4,967
	Comerica Inc.	3.800%	7/22/26	850	840
	Comerica Inc.	4.000%	2/1/29	5,370	5,247
	Comerica Inc.	5.982%	1/30/30	10,235	10,482
[8]	Commonwealth Bank of Australia	2.625%	9/6/26	500	492
	Commonwealth Bank of Australia	4.577%	11/27/26	11,250	11,330
	Commonwealth Bank of Australia	4.423%	3/14/28	9,050	9,135
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,847
	Cooperatieve Rabobank UA	5.500%	10/5/26	23,300	23,684
	Cooperatieve Rabobank UA	4.883%	1/21/28	11,500	11,742
	Cooperatieve Rabobank UA	4.800%	1/9/29	8,300	8,456
	Cooperatieve Rabobank UA	4.494%	10/17/29	13,250	13,392
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	653
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	20,610
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	27,559
	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,849
	Corebridge Financial Inc.	3.850%	4/5/29	20,288	19,886
	Corebridge Financial Inc.	3.900%	4/5/32	22,628	21,239
	Corebridge Financial Inc.	6.050%	9/15/33	10,695	11,255
	Corebridge Financial Inc.	5.750%	1/15/34	11,785	12,246
	Corebridge Financial Inc.	4.350%	4/5/42	11,815	9,905
	Corebridge Financial Inc.	4.400%	4/5/52	14,265	11,411
	Corebridge Financial Inc.	6.875%	12/15/52	10,340	10,660
	Corebridge Financial Inc.	6.375%	9/15/54	8,500	8,480
	Credit Suisse USA LLC	7.125%	7/15/32	7,791	8,867
	Deutsche Bank AG	2.129%	11/24/26	23,350	23,114
	Deutsche Bank AG	7.146%	7/13/27	15,370	15,762
	Deutsche Bank AG	2.311%	11/16/27	24,792	24,057
	Deutsche Bank AG	2.552%	1/7/28	3,976	3,861
	Deutsche Bank AG	5.706%	2/8/28	7,000	7,117
	Deutsche Bank AG	6.720%	1/18/29	20,800	21,838
	Deutsche Bank AG	6.819%	11/20/29	17,800	18,977
	Deutsche Bank AG	4.999%	9/11/30	15,000	15,097
	Deutsche Bank AG	5.297%	5/9/31	13,175	13,381
	Deutsche Bank AG	5.882%	7/8/31	2,282	2,339
[3]	Deutsche Bank AG	3.547%	9/18/31	14,000	13,084
	Deutsche Bank AG	3.729%	1/14/32	15,895	14,549
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	3.035%	5/28/32	10,500	9,419
	Deutsche Bank AG	4.875%	12/1/32	14,405	14,242
	Deutsche Bank AG	3.742%	1/7/33	13,126	11,799
	Deutsche Bank AG	7.079%	2/10/34	16,846	17,959
	Deutsche Bank AG	5.403%	9/11/35	13,800	13,723
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,988
	Enact Holdings Inc.	6.250%	5/28/29	9,779	10,148
	Enstar Finance LLC	5.500%	1/15/42	7,055	6,939
	Enstar Group Ltd.	4.950%	6/1/29	5,714	5,751
	Enstar Group Ltd.	3.100%	9/1/31	6,000	5,334
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	15,616
	Equitable Holdings Inc.	5.594%	1/11/33	6,180	6,426
	Equitable Holdings Inc.	5.000%	4/20/48	15,118	13,358
	Equitable Holdings Inc.	6.700%	3/28/55	5,800	5,927
	Essent Group Ltd.	6.250%	7/1/29	5,800	6,007
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,847
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,000	8,198
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,750	7,281
	F&G Annuities & Life Inc.	6.500%	6/4/29	5,000	5,162
	F&G Annuities & Life Inc.	6.250%	10/4/34	5,750	5,711
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	6,054
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,966
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,642
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,820
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	8,570	8,944
[8]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	4,600	4,664
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	11,250	11,441
	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	6,900	6,808
[8]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	4,600	4,697
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,029
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,075
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	6,209
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,139
	Fifth Third Bancorp	1.707%	11/1/27	4,466	4,312
	Fifth Third Bancorp	3.950%	3/14/28	9,400	9,311
	Fifth Third Bancorp	6.361%	10/27/28	10,000	10,425
	Fifth Third Bancorp	6.339%	7/27/29	13,360	14,068
	Fifth Third Bancorp	4.772%	7/28/30	5,000	5,028
	Fifth Third Bancorp	4.895%	9/6/30	3,000	3,034
	Fifth Third Bancorp	5.631%	1/29/32	10,000	10,407
	Fifth Third Bancorp	8.250%	3/1/38	14,786	17,809
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,298
	First American Financial Corp.	4.000%	5/15/30	3,130	3,001
	First American Financial Corp.	2.400%	8/15/31	7,000	5,996
	First American Financial Corp.	5.450%	9/30/34	5,000	4,913
[3]	First Horizon Bank	5.750%	5/1/30	4,595	4,702
	First Horizon Corp.	5.514%	3/7/31	4,800	4,869
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	4,210	4,370
	FNB Corp.	5.722%	12/11/30	4,100	4,123
	Franklin Resources Inc.	1.600%	10/30/30	10,000	8,611
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,451
	FS KKR Capital Corp.	3.125%	10/12/28	4,500	4,125
	FS KKR Capital Corp.	7.875%	1/15/29	4,500	4,752
	FS KKR Capital Corp.	6.125%	1/15/30	14,500	14,425
	GATX Corp.	3.250%	9/15/26	2,800	2,759
	GATX Corp.	3.850%	3/30/27	4,885	4,836
	GATX Corp.	3.500%	3/15/28	7,000	6,834
	GATX Corp.	4.550%	11/7/28	7,215	7,226
	GATX Corp.	4.000%	6/30/30	8,315	8,092
	GATX Corp.	1.900%	6/1/31	6,599	5,602
	GATX Corp.	3.500%	6/1/32	975	889
	GATX Corp.	5.450%	9/15/33	7,500	7,649
	GATX Corp.	6.900%	5/1/34	9,400	10,414
	GATX Corp.	5.500%	6/15/35	3,700	3,743
	GATX Corp.	5.200%	3/15/44	325	297
	GATX Corp.	4.500%	3/30/45	2,175	1,770
	GATX Corp.	3.100%	6/1/51	6,000	3,736
	GATX Corp.	6.050%	6/5/54	6,535	6,531
	Globe Life Inc.	4.550%	9/15/28	3,200	3,216
	Globe Life Inc.	2.150%	8/15/30	4,450	3,933
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,798
	Goldman Sachs Group Inc.	3.500%	11/16/26	54,865	54,238
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,951
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	50,693
	Goldman Sachs Group Inc.	1.542%	9/10/27	19,000	18,347
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	24,214
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,857
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	26,223
	Goldman Sachs Group Inc.	4.937%	4/23/28	77,089	77,729
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	9,442
	Goldman Sachs Group Inc.	4.482%	8/23/28	44,763	44,817
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	40,813
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	23,875	23,741
	Goldman Sachs Group Inc.	6.484%	10/24/29	10,225	10,849
	Goldman Sachs Group Inc.	2.600%	2/7/30	3,700	3,420
	Goldman Sachs Group Inc.	3.800%	3/15/30	36,010	35,137
	Goldman Sachs Group Inc.	5.727%	4/25/30	26,000	27,063
	Goldman Sachs Group Inc.	5.049%	7/23/30	40,000	40,641
[3]	Goldman Sachs Group Inc.	5.207%	1/28/31	18,000	18,416
	Goldman Sachs Group Inc.	5.218%	4/23/31	65,353	67,015
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	22,746
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	60,744
	Goldman Sachs Group Inc.	2.383%	7/21/32	25,565	22,327
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	55,741
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,680	35,722
	Goldman Sachs Group Inc.	5.851%	4/25/35	2,975	3,120
	Goldman Sachs Group Inc.	5.330%	7/23/35	29,025	29,370
	Goldman Sachs Group Inc.	5.016%	10/23/35	31,800	31,416
	Goldman Sachs Group Inc.	5.536%	1/28/36	50,000	51,280
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,650	9,244
	Goldman Sachs Group Inc.	6.750%	10/1/37	56,135	61,596
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	50,068
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	28,251
	Goldman Sachs Group Inc.	6.250%	2/1/41	9,856	10,542
	Goldman Sachs Group Inc.	3.210%	4/22/42	36,440	27,237
	Goldman Sachs Group Inc.	2.908%	7/21/42	8,000	5,718
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,629
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	11,000	9,886
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	27,770
	Goldman Sachs Group Inc.	5.561%	11/19/45	70,100	69,031
	Goldman Sachs Group Inc.	5.734%	1/28/56	30,123	30,159
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	1,075	1,086
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	1,575	1,597
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,210
	Golub Capital BDC Inc.	2.050%	2/15/27	10,093	9,619
	Golub Capital BDC Inc.	7.050%	12/5/28	5,497	5,778
	Golub Capital BDC Inc.	6.000%	7/15/29	14,455	14,648
	Golub Capital Private Credit Fund	5.800%	9/12/29	9,250	9,243
	Golub Capital Private Credit Fund	5.875%	5/1/30	6,800	6,795
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	13,525	13,682
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	10,350	10,359
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	7,950	8,095
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,774
	Hartford Insurance Group Inc.	2.800%	8/19/29	10,106	9,505
	Hartford Insurance Group Inc.	5.950%	10/15/36	120	125
	Hartford Insurance Group Inc.	6.100%	10/1/41	6,380	6,613
	Hartford Insurance Group Inc.	4.300%	4/15/43	490	413
	Hartford Insurance Group Inc.	4.400%	3/15/48	5,070	4,249
	Hartford Insurance Group Inc.	3.600%	8/19/49	12,000	8,778
	Hartford Insurance Group Inc.	2.900%	9/15/51	6,000	3,752
	Hercules Capital Inc.	6.000%	6/16/30	8,195	8,197
[8]	HPS Corporate Lending Fund	5.300%	6/5/27	875	876
	HPS Corporate Lending Fund	6.750%	1/30/29	5,000	5,170
	HPS Corporate Lending Fund	6.250%	9/30/29	3,710	3,780
[8]	HPS Corporate Lending Fund	5.850%	6/5/30	6,750	6,740
	HPS Corporate Lending Fund	5.950%	4/14/32	13,493	13,422
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	529
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,860
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,137
	HSBC Holdings plc	2.251%	11/22/27	18,264	17,698
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	4.041%	3/13/28	12,350	12,248
	HSBC Holdings plc	5.597%	5/17/28	20,325	20,714
	HSBC Holdings plc	4.755%	6/9/28	15,515	15,567
	HSBC Holdings plc	5.210%	8/11/28	19,060	19,329
[3]	HSBC Holdings plc	2.013%	9/22/28	27,174	25,742
	HSBC Holdings plc	7.390%	11/3/28	15,000	15,924
	HSBC Holdings plc	5.130%	11/19/28	5,500	5,570
	HSBC Holdings plc	4.899%	3/3/29	14,600	14,720
	HSBC Holdings plc	6.161%	3/9/29	9,216	9,582
[3]	HSBC Holdings plc	4.583%	6/19/29	40,587	40,643
	HSBC Holdings plc	2.206%	8/17/29	31,700	29,521
	HSBC Holdings plc	4.950%	3/31/30	21,025	21,372
[3]	HSBC Holdings plc	3.973%	5/22/30	24,815	24,156
	HSBC Holdings plc	5.286%	11/19/30	26,493	27,061
	HSBC Holdings plc	5.130%	3/3/31	7,100	7,190
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	32,070
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	14,649
	HSBC Holdings plc	5.733%	5/17/32	11,286	11,733
[3]	HSBC Holdings plc	7.625%	5/17/32	575	632
	HSBC Holdings plc	2.804%	5/24/32	42,900	38,096
	HSBC Holdings plc	2.871%	11/22/32	40,145	35,494
[3]	HSBC Holdings plc	7.350%	11/27/32	600	645
	HSBC Holdings plc	4.762%	3/29/33	18,700	18,279
	HSBC Holdings plc	5.402%	8/11/33	12,575	12,901
	HSBC Holdings plc	8.113%	11/3/33	20,000	23,102
	HSBC Holdings plc	6.254%	3/9/34	46,074	49,261
	HSBC Holdings plc	6.547%	6/20/34	31,500	33,421
	HSBC Holdings plc	7.399%	11/13/34	30,245	33,836
	HSBC Holdings plc	5.719%	3/4/35	14,000	14,520
	HSBC Holdings plc	5.874%	11/18/35	26,606	26,905
	HSBC Holdings plc	5.450%	3/3/36	28,400	28,554
[3]	HSBC Holdings plc	6.500%	5/2/36	15,575	16,514
	HSBC Holdings plc	5.790%	5/13/36	47,452	48,835
[3]	HSBC Holdings plc	6.500%	9/15/37	27,201	28,825
[3]	HSBC Holdings plc	6.800%	6/1/38	5,908	6,391
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,630
	HSBC Holdings plc	6.332%	3/9/44	28,500	30,632
	HSBC Holdings plc	5.250%	3/14/44	30,738	29,126
	HSBC USA Inc.	5.294%	3/4/27	11,312	11,499
	HSBC USA Inc.	4.650%	6/3/28	3,400	3,427
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	15,849
	Huntington Bancshares Inc.	6.208%	8/21/29	9,275	9,730
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,771
	Huntington Bancshares Inc.	5.272%	1/15/31	13,269	13,591
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,594
	Huntington Bancshares Inc.	5.709%	2/2/35	11,852	12,109
	Huntington Bancshares Inc.	2.487%	8/15/36	7,400	6,216
	Huntington Bancshares Inc.	6.141%	11/18/39	12,495	12,752
[3]	Huntington National Bank	4.270%	11/25/26	3,375	3,334
	Huntington National Bank	4.871%	4/12/28	7,200	7,250
	Huntington National Bank	4.552%	5/17/28	5,000	5,015
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	9,087
	ING Groep NV	3.950%	3/29/27	10,900	10,849
	ING Groep NV	6.083%	9/11/27	12,456	12,686
	ING Groep NV	4.017%	3/28/28	10,470	10,404
	ING Groep NV	4.550%	10/2/28	4,000	4,018
	ING Groep NV	4.858%	3/25/29	4,500	4,547
	ING Groep NV	4.050%	4/9/29	3,655	3,608
	ING Groep NV	5.335%	3/19/30	3,192	3,276
	ING Groep NV	5.066%	3/25/31	6,350	6,460
	ING Groep NV	2.727%	4/1/32	3,000	2,693
	ING Groep NV	4.252%	3/28/33	10,000	9,615
	ING Groep NV	5.550%	3/19/35	33,575	34,391
	ING Groep NV	5.525%	3/25/36	3,435	3,496
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,938
	Intercontinental Exchange Inc.	3.625%	9/1/28	10,000	9,805
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,307
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	30,684
	Intercontinental Exchange Inc.	2.100%	6/15/30	16,540	14,827
	Intercontinental Exchange Inc.	5.250%	6/15/31	6,342	6,581
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	19,138
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	23,330
	Intercontinental Exchange Inc.	2.650%	9/15/40	21,940	15,876
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	920
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	12,978
	Intercontinental Exchange Inc.	4.950%	6/15/52	13,000	11,749
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	11,545
	Intercontinental Exchange Inc.	5.200%	6/15/62	11,500	10,720
[8]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,571
	Invesco Finance plc	5.375%	11/30/43	7,125	6,734
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,854
	Jackson Financial Inc.	5.670%	6/8/32	4,000	4,080
	Jackson Financial Inc.	4.000%	11/23/51	5,800	3,939
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,522
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,280
	Jefferies Financial Group Inc.	5.875%	7/21/28	4,065	4,216
	Jefferies Financial Group Inc.	4.150%	1/23/30	9,510	9,291
	Jefferies Financial Group Inc.	2.625%	10/15/31	5,500	4,786
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,375
	Jefferies Financial Group Inc.	6.200%	4/14/34	31,565	32,968
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,174
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,482
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	57,772
	JPMorgan Chase & Co.	7.625%	10/15/26	875	913
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	28,721
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,668
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	26,531
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,643
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,618
	JPMorgan Chase & Co.	5.040%	1/23/28	28,270	28,573
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	9,075	8,996
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,847
	JPMorgan Chase & Co.	5.571%	4/22/28	23,765	24,251
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	29,980
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	14,690	14,475
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	24,111
	JPMorgan Chase & Co.	4.979%	7/22/28	23,800	24,104
	JPMorgan Chase & Co.	4.505%	10/22/28	10,000	10,030
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	64,470
	JPMorgan Chase & Co.	4.915%	1/24/29	36,000	36,479
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	53,436
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	23,331
	JPMorgan Chase & Co.	5.299%	7/24/29	54,705	56,167
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	19,539
	JPMorgan Chase & Co.	5.012%	1/23/30	25,170	25,634
	JPMorgan Chase & Co.	5.581%	4/22/30	107,685	111,841
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,664	16,223
	JPMorgan Chase & Co.	4.995%	7/22/30	45,420	46,243
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	284
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	42,614
	JPMorgan Chase & Co.	4.603%	10/22/30	101,390	101,745
	JPMorgan Chase & Co.	5.140%	1/24/31	29,000	29,750
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	42,947	42,866
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	20,107
	JPMorgan Chase & Co.	5.103%	4/22/31	12,420	12,728
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	27,731
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	25,158
	JPMorgan Chase & Co.	2.580%	4/22/32	28,354	25,323
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	37,122
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,923
	JPMorgan Chase & Co.	4.912%	7/25/33	88,700	89,211
	JPMorgan Chase & Co.	5.717%	9/14/33	1,440	1,500
	JPMorgan Chase & Co.	5.350%	6/1/34	83,072	85,554
	JPMorgan Chase & Co.	6.254%	10/23/34	19,000	20,663
	JPMorgan Chase & Co.	5.336%	1/23/35	34,849	35,646
	JPMorgan Chase & Co.	5.766%	4/22/35	7,235	7,598
	JPMorgan Chase & Co.	4.946%	10/22/35	42,665	42,225
	JPMorgan Chase & Co.	5.502%	1/24/36	31,000	31,943
	JPMorgan Chase & Co.	5.572%	4/22/36	80,629	83,640
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	13,847
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	31,170	27,497
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	27,107
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	25,452
	JPMorgan Chase & Co.	5.600%	7/15/41	500	513
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	10,378
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,583
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	18,563
	JPMorgan Chase & Co.	5.625%	8/16/43	36,510	36,766
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,256
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,344
	JPMorgan Chase & Co.	5.534%	11/29/45	58,830	59,015
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	21,471
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,241
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	44,153
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,369
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	49,000	32,959
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	26,548
	JPMorgan Chase Bank NA	5.110%	12/8/26	18,375	18,610
	Kemper Corp.	2.400%	9/30/30	5,000	4,395
	Kemper Corp.	3.800%	2/23/32	2,450	2,234
[3]	KeyBank NA	5.850%	11/15/27	7,600	7,845
[3]	KeyBank NA	4.390%	12/14/27	1,060	1,060
[3]	KeyBank NA	6.950%	2/1/28	2,750	2,899
[3]	KeyBank NA	4.900%	8/8/32	15,000	14,470
	KeyBank NA	5.000%	1/26/33	16,635	16,402
[3]	KeyCorp	4.100%	4/30/28	18,000	17,887
[3]	KeyCorp	2.550%	10/1/29	9,500	8,769
[3]	KeyCorp	5.121%	4/4/31	6,000	6,070
[3]	KeyCorp	4.789%	6/1/33	2,180	2,125
	KeyCorp	6.401%	3/6/35	16,905	18,033
	Lazard Group LLC	3.625%	3/1/27	5,075	4,989
	Lazard Group LLC	4.500%	9/19/28	9,350	9,316
	Lazard Group LLC	6.000%	3/15/31	5,000	5,250
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,458
	Lincoln National Corp.	3.625%	12/12/26	10,150	10,027
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,590
	Lincoln National Corp.	3.050%	1/15/30	7,814	7,345
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,938
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,338
	Lincoln National Corp.	7.000%	6/15/40	4,251	4,713
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,664
	Lloyds Banking Group plc	5.985%	8/7/27	10,253	10,407
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	22,308
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	20,484
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,164
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	20,772
	Lloyds Banking Group plc	5.087%	11/26/28	7,450	7,548
	Lloyds Banking Group plc	5.871%	3/6/29	10,500	10,857
	Lloyds Banking Group plc	5.721%	6/5/30	8,000	8,310
	Lloyds Banking Group plc	4.976%	8/11/33	25,753	25,568
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	9,147
	Lloyds Banking Group plc	5.679%	1/5/35	19,225	19,730
	Lloyds Banking Group plc	5.590%	11/26/35	8,780	8,925
	Lloyds Banking Group plc	6.068%	6/13/36	4,200	4,315
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	7,979
	Lloyds Banking Group plc	3.369%	12/14/46	29,638	21,137
	Lloyds Banking Group plc	4.344%	1/9/48	325	258
	Loews Corp.	3.200%	5/15/30	6,500	6,154
	Loews Corp.	6.000%	2/1/35	3,575	3,890
	Loews Corp.	4.125%	5/15/43	4,315	3,661
	LPL Holdings Inc.	5.700%	5/20/27	4,800	4,891
	LPL Holdings Inc.	4.900%	4/3/28	3,670	3,697
	LPL Holdings Inc.	6.750%	11/17/28	5,670	6,049
	LPL Holdings Inc.	5.200%	3/15/30	8,800	8,932
	LPL Holdings Inc.	6.000%	5/20/34	5,800	6,008
	LPL Holdings Inc.	5.650%	3/15/35	5,800	5,829
	LPL Holdings Inc.	5.750%	6/15/35	5,750	5,815
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,616
[3]	M&T Bank Corp.	4.833%	1/16/29	1,500	1,512
	M&T Bank Corp.	7.413%	10/30/29	7,300	7,921
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	5.179%	7/8/31	4,500	4,576
	M&T Bank Corp.	6.082%	3/13/32	7,500	7,916
	M&T Bank Corp.	5.053%	1/27/34	22,620	22,303
[3]	M&T Bank Corp.	5.385%	1/16/36	4,000	3,981
	Main Street Capital Corp.	3.000%	7/14/26	5,290	5,176
	Main Street Capital Corp.	6.500%	6/4/27	5,400	5,523
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,834
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	12,584	12,695
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	14,750	14,847
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,822
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	13,763
	Manulife Financial Corp.	5.375%	3/4/46	8,075	7,958
	Marex Group plc	5.829%	5/8/28	8,145	8,246
	Marex Group plc	6.404%	11/4/29	9,200	9,468
	Markel Group Inc.	3.500%	11/1/27	6,175	6,059
	Markel Group Inc.	3.350%	9/17/29	2,555	2,460
	Markel Group Inc.	5.000%	4/5/46	4,650	4,129
	Markel Group Inc.	4.300%	11/1/47	2,200	1,744
	Markel Group Inc.	5.000%	5/20/49	5,941	5,197
	Markel Group Inc.	4.150%	9/17/50	620	475
	Markel Group Inc.	3.450%	5/7/52	12,400	8,334
	Markel Group Inc.	6.000%	5/16/54	6,860	6,859
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	9,190	9,262
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,025	11,071
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	9,530	9,644
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	12,455
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	11,600	11,774
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	1,750
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	6,000	6,392
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,296
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,000	6,219
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	9,100	9,288
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	13,200	13,191
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,475
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,725
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,110
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	21,924	19,778
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,506
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,398
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	10,000	9,697
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	12,215	12,280
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,091	4,909
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	11,020	10,622
	Mastercard Inc.	2.950%	11/21/26	7,850	7,741
	Mastercard Inc.	3.300%	3/26/27	31,347	31,017
	Mastercard Inc.	4.100%	1/15/28	6,903	6,928
	Mastercard Inc.	3.500%	2/26/28	3,720	3,675
	Mastercard Inc.	4.875%	3/9/28	22,635	23,163
	Mastercard Inc.	4.550%	3/15/28	2,100	2,129
	Mastercard Inc.	2.950%	6/1/29	6,375	6,122
	Mastercard Inc.	3.350%	3/26/30	16,000	15,433
	Mastercard Inc.	1.900%	3/15/31	3,575	3,155
	Mastercard Inc.	2.000%	11/18/31	7,000	6,101
	Mastercard Inc.	4.350%	1/15/32	13,878	13,819
	Mastercard Inc.	4.950%	3/15/32	8,200	8,436
	Mastercard Inc.	4.875%	5/9/34	6,800	6,883
	Mastercard Inc.	4.550%	1/15/35	19,402	19,069
	Mastercard Inc.	3.800%	11/21/46	5,700	4,556
	Mastercard Inc.	3.950%	2/26/48	12,610	10,156
	Mastercard Inc.	3.650%	6/1/49	11,030	8,426
	Mastercard Inc.	3.850%	3/26/50	19,406	15,313
	Mastercard Inc.	2.950%	3/15/51	7,000	4,617
	Mercury General Corp.	4.400%	3/15/27	3,265	3,237
	MetLife Inc.	4.550%	3/23/30	16,925	17,153
	MetLife Inc.	5.375%	7/15/33	14,727	15,331
	MetLife Inc.	6.375%	6/15/34	3,445	3,813
	MetLife Inc.	5.300%	12/15/34	20,995	21,561
[3]	MetLife Inc.	6.400%	12/15/36	16,231	16,872
[3]	MetLife Inc.	10.750%	8/1/39	500	670
	MetLife Inc.	5.875%	2/6/41	12,892	13,363
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	4.125%	8/13/42	18,975	15,948
	MetLife Inc.	4.875%	11/13/43	10,919	10,022
	MetLife Inc.	4.721%	12/15/44	9,535	8,484
	MetLife Inc.	4.050%	3/1/45	1,835	1,501
	MetLife Inc.	4.600%	5/13/46	5,000	4,428
	MetLife Inc.	5.000%	7/15/52	11,395	10,332
	MetLife Inc.	5.250%	1/15/54	17,760	16,727
[3]	MetLife Inc.	6.350%	3/15/55	11,610	11,920
[8]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,068
	MGIC Investment Corp.	5.250%	8/15/28	1,755	1,755
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	29,798
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,541
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	41,749
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	9,687
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	21,150	21,024
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	21,577
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,832
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,370	2,360
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	12,036
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	20,393	20,906
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,808
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	15,000	15,329
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	32,619
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	12,711
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	13,495	13,834
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	11,718
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	5,100	5,220
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,709
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	22,488
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	11,671
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	17,319
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	22,700	22,978
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	1,000	1,028
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	23,050	23,638
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,695	40,506
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	8,180	8,406
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	5,000	5,147
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,423
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	692
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	14,151
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,711
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	14,186
	Mizuho Financial Group Inc.	5.667%	5/27/29	5,000	5,175
	Mizuho Financial Group Inc.	5.778%	7/6/29	29,300	30,419
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,568
	Mizuho Financial Group Inc.	5.376%	5/26/30	6,500	6,680
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	16,279
	Mizuho Financial Group Inc.	5.098%	5/13/31	3,600	3,667
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,544
[6]	Mizuho Financial Group Inc.	4.711%	7/8/31	10,025	10,025
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	19,171
	Mizuho Financial Group Inc.	2.564%	9/13/31	15,000	13,087
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	17,689
	Mizuho Financial Group Inc.	5.754%	5/27/34	10,000	10,389
	Mizuho Financial Group Inc.	5.748%	7/6/34	19,740	20,530
	Mizuho Financial Group Inc.	5.579%	5/26/35	10,000	10,260
[6]	Mizuho Financial Group Inc.	5.323%	7/8/36	13,300	13,331
	Morgan Stanley	5.000%	11/24/25	50,940	50,960
[3]	Morgan Stanley	3.125%	7/27/26	53,000	52,339
[3]	Morgan Stanley	6.250%	8/9/26	15,996	16,317
[3]	Morgan Stanley	4.350%	9/8/26	40,070	40,014
	Morgan Stanley	3.625%	1/20/27	27,278	27,051
	Morgan Stanley	3.950%	4/23/27	7,605	7,557
[3]	Morgan Stanley	1.512%	7/20/27	17,900	17,367
	Morgan Stanley	2.475%	1/21/28	20,000	19,419
[3]	Morgan Stanley	3.591%	7/22/28	44,833	44,044
	Morgan Stanley	6.296%	10/18/28	16,060	16,732
[3]	Morgan Stanley	3.772%	1/24/29	1,075	1,059
	Morgan Stanley	5.123%	2/1/29	87,250	88,773
[3]	Morgan Stanley	4.994%	4/12/29	36,770	37,309
69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	5.164%	4/20/29	50,000	50,983
	Morgan Stanley	5.449%	7/20/29	11,643	11,973
	Morgan Stanley	5.173%	1/16/30	37,000	37,780
[3]	Morgan Stanley	4.431%	1/23/30	11,000	10,975
	Morgan Stanley	5.656%	4/18/30	48,850	50,770
	Morgan Stanley	5.042%	7/19/30	55,000	55,942
	Morgan Stanley	4.654%	10/18/30	23,900	23,949
	Morgan Stanley	5.230%	1/15/31	29,655	30,408
[3]	Morgan Stanley	2.699%	1/22/31	49,555	45,673
[3]	Morgan Stanley	3.622%	4/1/31	74,800	71,707
	Morgan Stanley	5.192%	4/17/31	25,790	26,446
[3]	Morgan Stanley	1.794%	2/13/32	92,325	78,968
	Morgan Stanley	7.250%	4/1/32	8,000	9,211
[3]	Morgan Stanley	1.928%	4/28/32	13,850	11,842
[3]	Morgan Stanley	2.511%	10/20/32	20,000	17,522
	Morgan Stanley	4.889%	7/20/33	10,000	10,012
	Morgan Stanley	6.342%	10/18/33	27,060	29,383
[3]	Morgan Stanley	5.250%	4/21/34	21,310	21,683
[3]	Morgan Stanley	5.424%	7/21/34	20,000	20,495
	Morgan Stanley	6.627%	11/1/34	30,000	33,074
	Morgan Stanley	5.466%	1/18/35	38,767	39,648
	Morgan Stanley	5.831%	4/19/35	62,320	65,329
	Morgan Stanley	5.320%	7/19/35	46,050	46,607
	Morgan Stanley	5.587%	1/18/36	64,000	65,806
	Morgan Stanley	5.664%	4/17/36	73,748	76,449
	Morgan Stanley	2.484%	9/16/36	46,200	39,250
	Morgan Stanley	5.297%	4/20/37	10,000	9,951
	Morgan Stanley	5.948%	1/19/38	28,123	28,924
[3]	Morgan Stanley	3.971%	7/22/38	5,950	5,181
	Morgan Stanley	5.942%	2/7/39	11,775	12,088
[3]	Morgan Stanley	4.457%	4/22/39	831	769
	Morgan Stanley	3.217%	4/22/42	13,550	10,298
	Morgan Stanley	6.375%	7/24/42	40,625	44,409
	Morgan Stanley	4.300%	1/27/45	23,994	20,446
[3]	Morgan Stanley	4.375%	1/22/47	225	192
[3]	Morgan Stanley	5.597%	3/24/51	300	297
[3]	Morgan Stanley	2.802%	1/25/52	24,075	14,885
	Morgan Stanley	5.516%	11/19/55	79,391	77,612
[3]	Morgan Stanley Bank NA	5.882%	10/30/26	16,000	16,342
	Morgan Stanley Bank NA	4.447%	10/15/27	23,620	23,654
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	7,470	7,533
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	36,830	37,611
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	10,000	10,121
	Morgan Stanley Bank NA	5.016%	1/12/29	22,955	23,311
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	6,000	6,029
[8]	MSD Investment Corp.	6.250%	5/31/30	4,100	4,064
[3]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,753
	Nasdaq Inc.	5.350%	6/28/28	5,075	5,227
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,785
	Nasdaq Inc.	5.550%	2/15/34	5,036	5,246
	Nasdaq Inc.	2.500%	12/21/40	17,777	12,330
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,213
	Nasdaq Inc.	3.950%	3/7/52	2,999	2,244
	Nasdaq Inc.	5.950%	8/15/53	8,235	8,399
	Nasdaq Inc.	6.100%	6/28/63	9,500	9,711
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	21,936
	National Australia Bank Ltd.	5.087%	6/11/27	7,000	7,130
	National Australia Bank Ltd.	4.944%	1/12/28	6,050	6,178
	National Australia Bank Ltd.	4.308%	6/13/28	5,823	5,861
	National Australia Bank Ltd.	4.900%	6/13/28	21,700	22,237
	National Australia Bank Ltd.	4.787%	1/10/29	8,300	8,475
	National Australia Bank Ltd.	4.901%	1/14/30	5,040	5,179
	National Australia Bank Ltd.	4.534%	6/13/30	4,230	4,278
	National Bank of Canada	5.600%	12/18/28	11,000	11,421
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	742
	NatWest Group plc	7.472%	11/10/26	37,465	37,832
	NatWest Group plc	5.583%	3/1/28	3,200	3,257
[3]	NatWest Group plc	3.073%	5/22/28	37,279	36,346
	NatWest Group plc	5.516%	9/30/28	5,000	5,108
[3]	NatWest Group plc	4.892%	5/18/29	15,800	15,953
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	5.808%	9/13/29	10,990	11,405
[3]	NatWest Group plc	5.076%	1/27/30	30,500	30,939
[3]	NatWest Group plc	4.445%	5/8/30	2,155	2,137
	NatWest Group plc	4.964%	8/15/30	8,400	8,498
	NatWest Group plc	6.016%	3/2/34	17,900	18,933
	NatWest Group plc	6.475%	6/1/34	15,500	16,208
	NatWest Group plc	5.778%	3/1/35	23,000	23,876
[3]	NatWest Group plc	3.032%	11/28/35	5,000	4,507
	NMI Holdings Inc.	6.000%	8/15/29	1,649	1,695
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,653
	Nomura Holdings Inc.	2.329%	1/22/27	17,815	17,229
	Nomura Holdings Inc.	5.594%	7/2/27	2,200	2,249
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	10,169
	Nomura Holdings Inc.	6.070%	7/12/28	23,730	24,758
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	9,333
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	10,357
	Nomura Holdings Inc.	3.103%	1/16/30	12,365	11,542
[6]	Nomura Holdings Inc.	4.904%	7/1/30	5,750	5,769
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	6,149
	Nomura Holdings Inc.	2.999%	1/22/32	10,670	9,435
	Nomura Holdings Inc.	5.783%	7/3/34	36,876	38,115
[6]	Nomura Holdings Inc.	5.491%	6/29/35	4,450	4,477
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,498
	Northern Trust Corp.	3.650%	8/3/28	6,430	6,347
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,052
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,807
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,729
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,900	3,739
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,529
	Old Republic International Corp.	5.750%	3/28/34	4,128	4,252
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,400
	ORIX Corp.	3.700%	7/18/27	8,150	8,042
	ORIX Corp.	4.650%	9/10/29	6,117	6,160
	ORIX Corp.	2.250%	3/9/31	9,000	7,928
	ORIX Corp.	5.400%	2/25/35	6,800	6,887
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,462
	PartnerRe Finance B LLC	4.500%	10/1/50	3,936	3,666
[3]	PNC Bank NA	3.100%	10/25/27	275	268
[3]	PNC Bank NA	3.250%	1/22/28	10,775	10,518
[3]	PNC Bank NA	4.050%	7/26/28	13,750	13,644
[3]	PNC Bank NA	2.700%	10/22/29	9,500	8,844
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,839
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	23,878
	PNC Financial Services Group Inc.	5.102%	7/23/27	10,000	10,075
	PNC Financial Services Group Inc.	6.615%	10/20/27	7,890	8,113
	PNC Financial Services Group Inc.	5.300%	1/21/28	4,000	4,060
	PNC Financial Services Group Inc.	5.354%	12/2/28	10,205	10,445
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	13,042
	PNC Financial Services Group Inc.	5.582%	6/12/29	34,000	35,218
	PNC Financial Services Group Inc.	5.492%	5/14/30	27,500	28,484
	PNC Financial Services Group Inc.	4.899%	5/13/31	50,695	51,367
	PNC Financial Services Group Inc.	4.812%	10/21/32	79,325	79,519
	PNC Financial Services Group Inc.	5.068%	1/24/34	13,255	13,308
	PNC Financial Services Group Inc.	6.875%	10/20/34	15,305	17,103
	PNC Financial Services Group Inc.	5.676%	1/22/35	40,880	42,455
	PNC Financial Services Group Inc.	5.401%	7/23/35	20,165	20,529
	PNC Financial Services Group Inc.	5.575%	1/29/36	38,690	39,886
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	18,173
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,927
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,349
	Principal Financial Group Inc.	5.375%	3/15/33	2,000	2,054
	Principal Financial Group Inc.	6.050%	10/15/36	8,088	8,615
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	3,019
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,220
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,855
	Progressive Corp.	4.000%	3/1/29	6,059	6,022
	Progressive Corp.	6.625%	3/1/29	2,150	2,320
	Progressive Corp.	3.200%	3/26/30	7,617	7,272
	Progressive Corp.	3.000%	3/15/32	10,500	9,581
	Progressive Corp.	6.250%	12/1/32	4,000	4,394
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	4.950%	6/15/33	4,930	5,034
	Progressive Corp.	4.350%	4/25/44	6,219	5,316
	Progressive Corp.	4.125%	4/15/47	10,509	8,638
	Progressive Corp.	3.950%	3/26/50	7,359	5,765
	Progressive Corp.	3.700%	3/15/52	16,210	12,081
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,025	4,006
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,820
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,809
	Prudential Financial Inc.	5.200%	3/14/35	3,340	3,373
[3]	Prudential Financial Inc.	5.700%	12/14/36	8,715	9,148
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,653
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,406
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	9,017
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,313	2,110
[3]	Prudential Financial Inc.	4.600%	5/15/44	5,600	4,948
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,476
	Prudential Financial Inc.	3.905%	12/7/47	26,333	20,570
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	210
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,035
	Prudential Financial Inc.	3.935%	12/7/49	16,712	12,785
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	6,391
[3]	Prudential Financial Inc.	3.700%	3/13/51	16,752	12,309
	Prudential Financial Inc.	5.125%	3/1/52	10,900	10,521
	Prudential Financial Inc.	6.000%	9/1/52	9,200	9,274
	Prudential Financial Inc.	6.750%	3/1/53	3,865	4,049
	Prudential Financial Inc.	6.500%	3/15/54	16,855	17,369
	Prudential Funding Asia plc	3.125%	4/14/30	13,340	12,596
	Prudential Funding Asia plc	3.625%	3/24/32	2,000	1,860
	Radian Group Inc.	6.200%	5/15/29	8,216	8,541
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	20,079
	Raymond James Financial Inc.	4.950%	7/15/46	9,055	8,146
	Raymond James Financial Inc.	3.750%	4/1/51	8,500	6,200
[3]	Regions Bank	6.450%	6/26/37	1,514	1,568
	Regions Financial Corp.	1.800%	8/12/28	7,245	6,695
	Regions Financial Corp.	5.722%	6/6/30	8,100	8,367
	Regions Financial Corp.	5.502%	9/6/35	7,150	7,165
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,795
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,492
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	8,197
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,018
	Reinsurance Group of America Inc.	6.000%	9/15/33	6,060	6,349
	Reinsurance Group of America Inc.	5.750%	9/15/34	10,425	10,719
	Reinsurance Group of America Inc.	6.650%	9/15/55	8,160	8,135
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,470
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	900	871
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	30,278	31,138
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	5,790	5,944
[3]	Royal Bank of Canada	1.150%	7/14/26	450	436
[3]	Royal Bank of Canada	1.400%	11/2/26	7,700	7,435
[3]	Royal Bank of Canada	4.875%	1/19/27	8,300	8,385
[3]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,665
	Royal Bank of Canada	3.625%	5/4/27	27,851	27,593
[3]	Royal Bank of Canada	5.069%	7/23/27	18,100	18,232
[3]	Royal Bank of Canada	4.240%	8/3/27	5,000	5,007
[3]	Royal Bank of Canada	4.510%	10/18/27	6,800	6,812
[3]	Royal Bank of Canada	6.000%	11/1/27	22,150	23,022
[3]	Royal Bank of Canada	4.900%	1/12/28	16,465	16,761
[3]	Royal Bank of Canada	4.522%	10/18/28	6,830	6,859
[3]	Royal Bank of Canada	4.965%	1/24/29	14,895	15,110
[3]	Royal Bank of Canada	4.950%	2/1/29	6,000	6,142
[3]	Royal Bank of Canada	4.969%	8/2/30	12,300	12,469
[3]	Royal Bank of Canada	5.153%	2/4/31	40,222	41,043
[3]	Royal Bank of Canada	4.970%	5/2/31	30,663	31,115
[3]	Royal Bank of Canada	2.300%	11/3/31	38,500	33,776
	Royal Bank of Canada	3.875%	5/4/32	6,865	6,566
[3]	Royal Bank of Canada	5.000%	2/1/33	29,695	30,157
[3]	Royal Bank of Canada	5.000%	5/2/33	10,600	10,743
[3]	Royal Bank of Canada	5.150%	2/1/34	4,300	4,403
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	33,804
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	42,092
72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	6.499%	3/9/29	7,900	8,236
	Santander Holdings USA Inc.	6.174%	1/9/30	7,280	7,575
	Santander Holdings USA Inc.	7.660%	11/9/31	5,500	6,138
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,065
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	12,366
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,922
	Santander UK Group Holdings plc	6.534%	1/10/29	20,650	21,578
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	7,130
	Selective Insurance Group Inc.	5.900%	4/15/35	1,190	1,218
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,449
	SiriusPoint Ltd.	7.000%	4/5/29	1,821	1,917
	Sixth Street Lending Partners	5.750%	1/15/30	16,000	16,032
[8]	Sixth Street Lending Partners	6.125%	7/15/30	10,475	10,669
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	9,870	10,110
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	2,000	2,006
[8]	Societe Generale SA	3.000%	1/22/30	2,000	1,863
	State Street Bank & Trust Co.	4.782%	11/23/29	11,995	12,245
	State Street Corp.	5.272%	8/3/26	13,510	13,651
	State Street Corp.	4.993%	3/18/27	34,000	34,507
	State Street Corp.	4.536%	2/28/28	9,700	9,810
	State Street Corp.	4.543%	4/24/28	3,250	3,274
	State Street Corp.	5.820%	11/4/28	10,000	10,360
	State Street Corp.	4.530%	2/20/29	2,740	2,762
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,244
	State Street Corp.	2.400%	1/24/30	10,130	9,424
	State Street Corp.	4.729%	2/28/30	9,530	9,670
	State Street Corp.	4.834%	4/24/30	10,550	10,752
	State Street Corp.	2.200%	3/3/31	5,000	4,431
	State Street Corp.	4.675%	10/22/32	400	400
	State Street Corp.	4.164%	8/4/33	25,000	24,025
	State Street Corp.	4.821%	1/26/34	26,715	26,643
	State Street Corp.	5.159%	5/18/34	10,000	10,210
[3]	State Street Corp.	3.031%	11/1/34	4,850	4,481
	State Street Corp.	6.123%	11/21/34	5,500	5,865
	State Street Corp.	5.146%	2/28/36	16,240	16,404
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,594
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	24,750	25,122
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,588
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	12,370	11,945
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	16,155
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,976
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	25,753
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	17,534	17,249
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	3,800	3,910
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	14,146
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,695
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	39,275	36,438
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,582
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	7,150	7,366
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	24,076
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	12,732
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	13,620	14,292
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	7,388
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	6,800	7,007
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	17,471
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,812	6,893
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	1,120	960
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	4,000	4,148
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,000	12,185
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	6,500	6,731
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	17,775	18,661
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	20,000	20,997
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	15,700	16,648
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	11,000	11,358
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,398
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,228
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,186
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	11,193	11,933
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	11,500	11,674
	Synchrony Bank	5.625%	8/23/27	5,000	5,100
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synchrony Financial	3.700%	8/4/26	4,325	4,283
	Synchrony Financial	3.950%	12/1/27	4,865	4,783
	Synchrony Financial	5.150%	3/19/29	10,630	10,670
	Synchrony Financial	5.450%	3/6/31	17,700	17,858
	Synovus Bank	5.625%	2/15/28	5,475	5,536
	Synovus Financial Corp.	6.168%	11/1/30	5,300	5,433
[3]	Toronto-Dominion Bank	5.532%	7/17/26	23,000	23,283
[3]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,389
	Toronto-Dominion Bank	5.264%	12/11/26	5,390	5,465
[3]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	8,218
[3]	Toronto-Dominion Bank	2.800%	3/10/27	28,000	27,351
[3]	Toronto-Dominion Bank	4.980%	4/5/27	60,000	60,773
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,864
[3]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	13,224
	Toronto-Dominion Bank	5.156%	1/10/28	13,340	13,619
	Toronto-Dominion Bank	4.861%	1/31/28	5,000	5,067
[3]	Toronto-Dominion Bank	5.523%	7/17/28	38,000	39,314
[3]	Toronto-Dominion Bank	4.994%	4/5/29	8,850	9,029
[3]	Toronto-Dominion Bank	2.000%	9/10/31	7,000	6,113
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,327
[3]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	5,234
	Toronto-Dominion Bank	5.298%	1/30/32	6,000	6,162
[3]	Toronto-Dominion Bank	3.200%	3/10/32	19,670	17,895
	Toronto-Dominion Bank	4.456%	6/8/32	21,880	21,470
	Toronto-Dominion Bank	5.146%	9/10/34	6,950	6,969
	TPG Operating Group II LP	5.875%	3/5/34	11,740	12,200
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,185
	Travelers Cos. Inc.	6.750%	6/20/36	3,125	3,573
[3]	Travelers Cos. Inc.	6.250%	6/15/37	11,380	12,534
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,833
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,056
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	9,525
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	7,970
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,353
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,350
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	6,514
	Travelers Cos. Inc.	5.450%	5/25/53	7,617	7,438
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,897	2,125
[3]	Truist Bank	3.800%	10/30/26	3,450	3,418
[3]	Truist Bank	2.250%	3/11/30	23,944	21,549
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	17,949
[3]	Truist Financial Corp.	4.873%	1/26/29	10,000	10,113
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,457
[3]	Truist Financial Corp.	1.887%	6/7/29	9,425	8,769
[3]	Truist Financial Corp.	7.161%	10/30/29	5,000	5,409
[3]	Truist Financial Corp.	4.916%	7/28/33	13,000	12,675
[3]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,501
[3]	Truist Financial Corp.	5.122%	1/26/34	36,225	36,209
	UBS AG	1.250%	8/7/26	15,735	15,226
	UBS AG	5.000%	7/9/27	23,250	23,607
	UBS AG	4.864%	1/10/28	9,480	9,556
	UBS AG	7.500%	2/15/28	31,577	34,055
	UBS AG	5.650%	9/11/28	17,300	18,017
	UBS AG	4.500%	6/26/48	6,720	5,792
[8]	UBS Group AG	4.282%	1/9/28	5,700	5,673
[8]	UBS Group AG	4.194%	4/1/31	16,143	15,789
	UBS Group AG	4.875%	5/15/45	14,580	13,107
	Unum Group	4.000%	6/15/29	2,000	1,962
	Unum Group	5.750%	8/15/42	6,443	6,235
	Unum Group	4.500%	12/15/49	4,839	3,833
	Unum Group	4.125%	6/15/51	7,000	5,214
	Unum Group	6.000%	6/15/54	4,100	4,035
[3]	US Bancorp	2.375%	7/22/26	17,025	16,709
[3]	US Bancorp	3.150%	4/27/27	21,140	20,769
	US Bancorp	6.787%	10/26/27	8,000	8,238
[3]	US Bancorp	4.548%	7/22/28	24,015	24,074
	US Bancorp	4.653%	2/1/29	40,316	40,580
	US Bancorp	5.775%	6/12/29	27,988	29,048
[3]	US Bancorp	3.000%	7/30/29	9,425	8,922
	US Bancorp	5.384%	1/23/30	27,500	28,321
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Bancorp	1.375%	7/22/30	8,825	7,632
	US Bancorp	5.100%	7/23/30	41,000	41,848
	US Bancorp	5.046%	2/12/31	4,890	4,979
	US Bancorp	5.083%	5/15/31	31,200	31,831
[3]	US Bancorp	2.677%	1/27/33	5,000	4,384
[3]	US Bancorp	4.967%	7/22/33	10,550	10,419
	US Bancorp	5.850%	10/21/33	27,060	28,467
	US Bancorp	4.839%	2/1/34	39,180	38,715
	US Bancorp	5.836%	6/12/34	2,285	2,400
	US Bancorp	5.678%	1/23/35	29,820	30,969
	US Bancorp	5.424%	2/12/36	4,305	4,390
	US Bancorp	2.491%	11/3/36	13,585	11,519
	US Bank NA	4.507%	10/22/27	29,000	29,033
	Visa Inc.	1.900%	4/15/27	11,763	11,362
	Visa Inc.	0.750%	8/15/27	7,500	7,037
	Visa Inc.	2.750%	9/15/27	10,550	10,306
	Visa Inc.	2.050%	4/15/30	19,205	17,476
	Visa Inc.	1.100%	2/15/31	8,200	6,994
	Visa Inc.	4.150%	12/14/35	18,730	17,834
	Visa Inc.	2.700%	4/15/40	14,051	10,608
	Visa Inc.	4.300%	12/14/45	41,060	35,712
	Visa Inc.	3.650%	9/15/47	6,950	5,415
	Visa Inc.	2.000%	8/15/50	16,869	9,165
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,423
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,671
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	11,479
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,302
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,049
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,522
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,378
	Wachovia Corp.	7.500%	4/15/35	1,990	2,286
	Wachovia Corp.	5.500%	8/1/35	5,725	5,814
	Webster Financial Corp.	4.100%	3/25/29	3,000	2,929
	Wells Fargo & Co.	3.000%	10/23/26	37,703	37,057
[3]	Wells Fargo & Co.	4.300%	7/22/27	10,721	10,722
[3]	Wells Fargo & Co.	4.900%	1/24/28	42,000	42,306
[3]	Wells Fargo & Co.	3.526%	3/24/28	55,000	54,273
[3]	Wells Fargo & Co.	5.707%	4/22/28	16,000	16,361
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,806	19,506
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	17,809
[3]	Wells Fargo & Co.	4.808%	7/25/28	64,000	64,529
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,696
	Wells Fargo & Co.	4.970%	4/23/29	30,140	30,567
[3]	Wells Fargo & Co.	5.574%	7/25/29	39,730	41,019
	Wells Fargo & Co.	6.303%	10/23/29	20,000	21,141
	Wells Fargo & Co.	5.198%	1/23/30	58,000	59,387
	Wells Fargo & Co.	5.244%	1/24/31	81,000	83,092
[3]	Wells Fargo & Co.	2.572%	2/11/31	18,855	17,264
[3]	Wells Fargo & Co.	4.478%	4/4/31	88,460	88,015
	Wells Fargo & Co.	5.150%	4/23/31	18,015	18,453
[3]	Wells Fargo & Co.	4.897%	7/25/33	45,010	45,005
	Wells Fargo & Co.	5.389%	4/24/34	61,012	62,475
[3]	Wells Fargo & Co.	5.557%	7/25/34	77,905	80,451
	Wells Fargo & Co.	5.499%	1/23/35	33,200	34,058
	Wells Fargo & Co.	5.605%	4/23/36	38,422	39,660
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,075
[3]	Wells Fargo & Co.	3.068%	4/30/41	31,475	23,795
	Wells Fargo & Co.	5.375%	11/2/43	31,354	29,736
	Wells Fargo & Co.	5.606%	1/15/44	19,195	18,596
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	27,539
	Wells Fargo & Co.	3.900%	5/1/45	13,742	10,930
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	17,905
[3]	Wells Fargo & Co.	4.400%	6/14/46	14,223	11,617
[3]	Wells Fargo & Co.	4.750%	12/7/46	26,443	22,641
[3]	Wells Fargo & Co.	5.013%	4/4/51	66,163	60,265
[3]	Wells Fargo & Co.	4.611%	4/25/53	65,755	56,010
[3]	Wells Fargo Bank NA	5.450%	8/7/26	23,360	23,662
	Wells Fargo Bank NA	5.254%	12/11/26	27,600	28,005
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,870
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,706
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,781
	Western Union Co.	2.750%	3/15/31	4,000	3,503
	Western Union Co.	6.200%	11/17/36	6,140	6,258
	Western Union Co.	6.200%	6/21/40	695	702
	Westpac Banking Corp.	2.700%	8/19/26	16,621	16,364
[3]	Westpac Banking Corp.	4.600%	10/20/26	6,935	6,979
	Westpac Banking Corp.	3.350%	3/8/27	30,390	30,054
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,736
	Westpac Banking Corp.	3.400%	1/25/28	150	148
	Westpac Banking Corp.	5.535%	11/17/28	32,035	33,523
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,764
	Westpac Banking Corp.	5.050%	4/16/29	8,600	8,867
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,661
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	21,324
	Westpac Banking Corp.	5.405%	8/10/33	11,450	11,552
	Westpac Banking Corp.	6.820%	11/17/33	4,200	4,616
	Westpac Banking Corp.	4.110%	7/24/34	9,021	8,717
	Westpac Banking Corp.	2.668%	11/15/35	20,000	17,649
[3]	Westpac Banking Corp.	5.618%	11/20/35	31,390	31,516
	Westpac Banking Corp.	3.020%	11/18/36	8,010	7,023
	Westpac Banking Corp.	4.421%	7/24/39	125	113
	Westpac Banking Corp.	2.963%	11/16/40	28,033	20,740
	Westpac Banking Corp.	3.133%	11/18/41	10,000	7,256
	Willis North America Inc.	4.650%	6/15/27	7,606	7,653
	Willis North America Inc.	4.500%	9/15/28	5,800	5,816
	Willis North America Inc.	2.950%	9/15/29	4,753	4,474
	Willis North America Inc.	5.350%	5/15/33	7,825	8,015
	Willis North America Inc.	5.050%	9/15/48	5,093	4,527
	Willis North America Inc.	3.875%	9/15/49	8,925	6,585
	Willis North America Inc.	5.900%	3/5/54	8,000	7,939
	XL Group Ltd.	5.250%	12/15/43	4,850	4,650
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,846
	Zions Bancorp NA	6.816%	11/19/35	2,900	3,014
					22,990,693
Health Care (2.8%)
	Abbott Laboratories	3.750%	11/30/26	20,486	20,425
	Abbott Laboratories	1.150%	1/30/28	6,500	6,081
	Abbott Laboratories	1.400%	6/30/30	4,000	3,520
	Abbott Laboratories	4.750%	11/30/36	7,510	7,467
	Abbott Laboratories	6.150%	11/30/37	3,830	4,245
	Abbott Laboratories	6.000%	4/1/39	950	1,044
	Abbott Laboratories	5.300%	5/27/40	1,951	1,993
	Abbott Laboratories	4.750%	4/15/43	18,425	17,468
	Abbott Laboratories	4.900%	11/30/46	35,182	33,283
	AbbVie Inc.	2.950%	11/21/26	49,790	48,981
	AbbVie Inc.	4.800%	3/15/27	47,500	47,971
	AbbVie Inc.	4.650%	3/15/28	14,700	14,915
	AbbVie Inc.	4.250%	11/14/28	18,784	18,877
	AbbVie Inc.	4.800%	3/15/29	28,000	28,548
	AbbVie Inc.	3.200%	11/21/29	82,443	78,840
	AbbVie Inc.	4.875%	3/15/30	11,700	11,985
	AbbVie Inc.	4.950%	3/15/31	37,326	38,305
	AbbVie Inc.	5.050%	3/15/34	34,941	35,580
	AbbVie Inc.	4.550%	3/15/35	27,789	26,984
	AbbVie Inc.	5.200%	3/15/35	8,350	8,530
	AbbVie Inc.	4.500%	5/14/35	39,468	38,130
	AbbVie Inc.	4.300%	5/14/36	9,275	8,746
	AbbVie Inc.	4.050%	11/21/39	56,357	49,378
	AbbVie Inc.	4.625%	10/1/42	4,810	4,337
	AbbVie Inc.	4.400%	11/6/42	25,693	22,570
	AbbVie Inc.	4.850%	6/15/44	20,416	18,799
	AbbVie Inc.	4.750%	3/15/45	7,083	6,385
	AbbVie Inc.	4.700%	5/14/45	26,095	23,370
	AbbVie Inc.	4.450%	5/14/46	39,181	33,726
	AbbVie Inc.	4.875%	11/14/48	8,036	7,280
	AbbVie Inc.	4.250%	11/21/49	72,154	59,454
	AbbVie Inc.	5.400%	3/15/54	39,629	38,541
	AbbVie Inc.	5.500%	3/15/64	21,000	20,368
	Adventist Health System	5.430%	3/1/32	4,000	4,044
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Adventist Health System	5.757%	12/1/34	4,925	4,932
	Adventist Health System	3.630%	3/1/49	5,495	3,710
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,851	5,789
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	702
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,010	5,768
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,329
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,026
	Aetna Inc.	6.625%	6/15/36	10,474	11,253
	Aetna Inc.	6.750%	12/15/37	5,500	5,944
	Aetna Inc.	4.500%	5/15/42	4,325	3,564
	Aetna Inc.	4.750%	3/15/44	3,520	2,983
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,597
	Agilent Technologies Inc.	2.750%	9/15/29	6,000	5,620
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,844
	Agilent Technologies Inc.	2.300%	3/12/31	13,000	11,517
	Agilent Technologies Inc.	4.750%	9/9/34	7,325	7,212
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,263
[3]	AHS Hospital Corp.	2.780%	7/1/51	10,000	6,165
[3]	Allina Health System	3.887%	4/15/49	3,750	2,844
	Amgen Inc.	2.600%	8/19/26	21,425	21,039
	Amgen Inc.	2.200%	2/21/27	16,307	15,779
	Amgen Inc.	3.200%	11/2/27	11,859	11,555
	Amgen Inc.	5.150%	3/2/28	21,760	22,230
	Amgen Inc.	1.650%	8/15/28	25,800	23,847
	Amgen Inc.	4.050%	8/18/29	17,770	17,560
	Amgen Inc.	2.450%	2/21/30	10,955	10,034
	Amgen Inc.	5.250%	3/2/30	26,210	27,017
	Amgen Inc.	2.300%	2/25/31	34,442	30,613
	Amgen Inc.	2.000%	1/15/32	12,705	10,844
	Amgen Inc.	3.350%	2/22/32	11,000	10,183
	Amgen Inc.	4.200%	3/1/33	6,325	6,080
	Amgen Inc.	5.250%	3/2/33	55,940	57,293
	Amgen Inc.	3.150%	2/21/40	29,724	22,881
	Amgen Inc.	2.800%	8/15/41	4,355	3,140
	Amgen Inc.	4.950%	10/1/41	12,860	11,843
	Amgen Inc.	5.150%	11/15/41	3,478	3,277
	Amgen Inc.	5.650%	6/15/42	2,170	2,160
	Amgen Inc.	5.600%	3/2/43	26,251	26,036
	Amgen Inc.	4.400%	5/1/45	28,205	23,972
	Amgen Inc.	4.563%	6/15/48	5,023	4,271
	Amgen Inc.	3.375%	2/21/50	10,000	7,027
	Amgen Inc.	4.663%	6/15/51	41,193	35,264
	Amgen Inc.	3.000%	1/15/52	4,203	2,704
	Amgen Inc.	4.200%	2/22/52	22,750	17,787
	Amgen Inc.	4.875%	3/1/53	9,500	8,291
	Amgen Inc.	5.650%	3/2/53	64,975	63,463
	Amgen Inc.	2.770%	9/1/53	6,693	3,968
	Amgen Inc.	4.400%	2/22/62	5,436	4,234
	Amgen Inc.	5.750%	3/2/63	38,740	37,663
[3]	Ascension Health	2.532%	11/15/29	13,426	12,520
[3]	Ascension Health	3.106%	11/15/39	9,450	7,384
	Ascension Health	3.945%	11/15/46	18,010	14,415
[3]	Ascension Health	4.847%	11/15/53	6,500	5,770
	AstraZeneca Finance LLC	4.800%	2/26/27	24,500	24,777
	AstraZeneca Finance LLC	4.875%	3/3/28	15,000	15,331
	AstraZeneca Finance LLC	1.750%	5/28/28	17,500	16,409
	AstraZeneca Finance LLC	4.850%	2/26/29	22,479	22,979
	AstraZeneca Finance LLC	4.900%	3/3/30	13,000	13,334
	AstraZeneca Finance LLC	4.900%	2/26/31	18,500	19,005
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	11,635
	AstraZeneca Finance LLC	4.875%	3/3/33	5,575	5,671
	AstraZeneca Finance LLC	5.000%	2/26/34	11,575	11,801
	AstraZeneca plc	4.000%	1/17/29	11,900	11,852
	AstraZeneca plc	1.375%	8/6/30	16,361	14,200
	AstraZeneca plc	6.450%	9/15/37	36,172	40,605
	AstraZeneca plc	4.000%	9/18/42	15,126	12,820
	AstraZeneca plc	4.375%	11/16/45	10,900	9,491
	AstraZeneca plc	4.375%	8/17/48	8,400	7,174
	AstraZeneca plc	2.125%	8/6/50	10,450	5,805
	AstraZeneca plc	3.000%	5/28/51	7,090	4,747
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banner Health	2.338%	1/1/30	5,000	4,589
	Banner Health	1.897%	1/1/31	1,000	875
	Banner Health	2.907%	1/1/42	3,500	2,483
[3]	Banner Health	3.181%	1/1/50	3,920	2,627
	Banner Health	2.913%	1/1/51	3,150	1,998
[3]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	3,500	2,028
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,250	4,934
	Baxalta Inc.	5.250%	6/23/45	4,188	3,899
	Baxter International Inc.	2.600%	8/15/26	2,789	2,736
	Baxter International Inc.	1.915%	2/1/27	16,400	15,792
	Baxter International Inc.	2.272%	12/1/28	13,000	12,102
	Baxter International Inc.	3.950%	4/1/30	6,025	5,887
	Baxter International Inc.	1.730%	4/1/31	16,375	13,978
	Baxter International Inc.	2.539%	2/1/32	45,000	39,254
	Baxter International Inc.	3.500%	8/15/46	4,750	3,393
	Baxter International Inc.	3.132%	12/1/51	10,495	6,697
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,149
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,909
	Baylor Scott & White Holdings	4.185%	11/15/45	9,355	7,778
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	6,591
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	20,622
	Becton Dickinson & Co.	4.693%	2/13/28	13,387	13,518
	Becton Dickinson & Co.	5.081%	6/7/29	9,078	9,279
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	9,464
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,678
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,649
	Becton Dickinson & Co.	5.110%	2/8/34	6,225	6,235
	Becton Dickinson & Co.	4.685%	12/15/44	7,412	6,445
	Becton Dickinson & Co.	4.669%	6/6/47	17,745	15,223
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	3,892
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,243
	Biogen Inc.	2.250%	5/1/30	18,647	16,800
	Biogen Inc.	5.750%	5/15/35	7,985	8,209
	Biogen Inc.	5.200%	9/15/45	6,221	5,595
	Biogen Inc.	3.150%	5/1/50	22,254	14,011
	Biogen Inc.	3.250%	2/15/51	10,119	6,476
	Biogen Inc.	6.450%	5/15/55	8,110	8,348
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,942
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,726
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,753
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,307
	Boston Scientific Corp.	2.650%	6/1/30	5,425	5,023
	Boston Scientific Corp.	6.500%	11/15/35	2,923	3,273
	Boston Scientific Corp.	4.550%	3/1/39	11,841	11,211
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,999
	Boston Scientific Corp.	4.700%	3/1/49	11,090	9,980
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,000	3,039
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	29,971
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	21,480
	Bristol-Myers Squibb Co.	4.900%	2/22/29	19,239	19,699
	Bristol-Myers Squibb Co.	3.400%	7/26/29	47,725	46,245
	Bristol-Myers Squibb Co.	5.100%	2/22/31	14,125	14,619
	Bristol-Myers Squibb Co.	2.950%	3/15/32	20,000	18,135
	Bristol-Myers Squibb Co.	5.900%	11/15/33	2,000	2,149
	Bristol-Myers Squibb Co.	5.200%	2/22/34	36,300	37,167
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	21,779
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,131
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,000	3,965
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,014	10,647
	Bristol-Myers Squibb Co.	5.000%	8/15/45	6,600	6,111
	Bristol-Myers Squibb Co.	4.350%	11/15/47	14,568	12,168
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,989	12,024
	Bristol-Myers Squibb Co.	4.250%	10/26/49	40,238	32,582
	Bristol-Myers Squibb Co.	2.550%	11/13/50	21,700	12,666
	Bristol-Myers Squibb Co.	3.700%	3/15/52	41,022	29,867
	Bristol-Myers Squibb Co.	5.550%	2/22/54	34,895	33,994
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,250	10,920
	Bristol-Myers Squibb Co.	6.400%	11/15/63	14,700	15,911
	Bristol-Myers Squibb Co.	5.650%	2/22/64	20,958	20,338
	Cardinal Health Inc.	4.700%	11/15/26	5,000	5,026
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	3.410%	6/15/27	9,520	9,378
	Cardinal Health Inc.	5.125%	2/15/29	8,000	8,200
	Cardinal Health Inc.	5.000%	11/15/29	7,500	7,646
	Cardinal Health Inc.	5.450%	2/15/34	6,000	6,170
	Cardinal Health Inc.	5.350%	11/15/34	12,000	12,230
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,569
	Cardinal Health Inc.	4.500%	11/15/44	8,275	6,945
	Cardinal Health Inc.	4.900%	9/15/45	4,580	4,056
	Cardinal Health Inc.	4.368%	6/15/47	4,500	3,671
	Cardinal Health Inc.	5.750%	11/15/54	7,400	7,292
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	3,927
	Cencora Inc.	3.450%	12/15/27	11,525	11,305
	Cencora Inc.	4.625%	12/15/27	3,450	3,478
	Cencora Inc.	4.850%	12/15/29	3,500	3,554
	Cencora Inc.	2.800%	5/15/30	7,250	6,736
	Cencora Inc.	2.700%	3/15/31	15,700	14,181
	Cencora Inc.	5.125%	2/15/34	5,793	5,839
	Cencora Inc.	5.150%	2/15/35	8,150	8,221
	Cencora Inc.	4.250%	3/1/45	5,132	4,209
	Cencora Inc.	4.300%	12/15/47	10,675	8,624
	Centene Corp.	4.250%	12/15/27	25,739	25,357
	Centene Corp.	2.450%	7/15/28	25,984	24,158
	Centene Corp.	4.625%	12/15/29	46,262	45,030
	Centene Corp.	3.375%	2/15/30	10,785	9,932
	Centene Corp.	3.000%	10/15/30	23,030	20,580
	Centene Corp.	2.500%	3/1/31	26,765	23,062
	Centene Corp.	2.625%	8/1/31	14,075	12,067
	Children's Health System of Texas	2.511%	8/15/50	9,950	5,791
[3]	Children's Hospital	2.928%	7/15/50	4,575	2,862
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,290
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,508
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,101
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	7,025	4,254
[3]	CHRISTUS Health	4.341%	7/1/28	17,402	17,405
[3]	Cigna Group	3.400%	3/1/27	32,690	32,226
[3]	Cigna Group	7.875%	5/15/27	362	384
	Cigna Group	4.375%	10/15/28	29,071	29,109
	Cigna Group	5.000%	5/15/29	11,300	11,554
	Cigna Group	2.400%	3/15/30	21,169	19,313
	Cigna Group	2.375%	3/15/31	19,410	17,255
	Cigna Group	5.125%	5/15/31	10,000	10,288
	Cigna Group	5.400%	3/15/33	8,760	9,051
	Cigna Group	5.250%	2/15/34	14,565	14,790
	Cigna Group	4.800%	8/15/38	21,555	20,236
	Cigna Group	3.200%	3/15/40	7,600	5,808
[3]	Cigna Group	6.125%	11/15/41	4,534	4,713
[3]	Cigna Group	5.375%	2/15/42	550	518
[3]	Cigna Group	4.800%	7/15/46	10,465	9,097
[3]	Cigna Group	3.875%	10/15/47	18,104	13,587
	Cigna Group	4.900%	12/15/48	29,539	25,781
	Cigna Group	3.400%	3/15/50	22,480	15,237
	Cigna Group	3.400%	3/15/51	15,015	10,079
	Cigna Group	5.600%	2/15/54	15,000	14,349
[3]	City of Hope	5.623%	11/15/43	2,000	1,927
[3]	City of Hope	4.378%	8/15/48	7,375	5,849
	Cleveland Clinic Foundation	4.858%	1/1/14	4,515	3,798
	CommonSpirit Health	6.073%	11/1/27	4,000	4,142
	CommonSpirit Health	3.347%	10/1/29	7,925	7,577
	CommonSpirit Health	2.782%	10/1/30	3,375	3,094
	CommonSpirit Health	5.205%	12/1/31	12,500	12,826
	CommonSpirit Health	5.318%	12/1/34	7,450	7,486
[3]	CommonSpirit Health	4.350%	11/1/42	4,635	3,890
	CommonSpirit Health	3.817%	10/1/49	6,270	4,622
	CommonSpirit Health	4.187%	10/1/49	14,300	11,105
	CommonSpirit Health	3.910%	10/1/50	7,740	5,714
	CommonSpirit Health	5.548%	12/1/54	6,297	5,918
[3]	Community Health Network Inc.	3.099%	5/1/50	6,115	3,859
[3]	Corewell Health Obligated Group	3.487%	7/15/49	2,855	2,032
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,613
	CVS Health Corp.	3.000%	8/15/26	22,000	21,653
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.625%	4/1/27	6,100	6,022
	CVS Health Corp.	1.300%	8/21/27	25,464	23,870
	CVS Health Corp.	4.300%	3/25/28	23,907	23,806
	CVS Health Corp.	5.000%	1/30/29	17,810	18,081
	CVS Health Corp.	5.400%	6/1/29	12,015	12,359
	CVS Health Corp.	3.250%	8/15/29	52,130	49,534
	CVS Health Corp.	5.125%	2/21/30	13,000	13,237
	CVS Health Corp.	3.750%	4/1/30	18,347	17,598
	CVS Health Corp.	1.750%	8/21/30	16,925	14,624
	CVS Health Corp.	5.250%	1/30/31	8,000	8,177
	CVS Health Corp.	1.875%	2/28/31	25,630	21,950
	CVS Health Corp.	5.550%	6/1/31	8,515	8,849
	CVS Health Corp.	2.125%	9/15/31	5,000	4,277
	CVS Health Corp.	5.250%	2/21/33	20,950	21,089
	CVS Health Corp.	5.300%	6/1/33	16,285	16,405
	CVS Health Corp.	4.875%	7/20/35	16,475	15,792
	CVS Health Corp.	4.780%	3/25/38	55,570	50,983
	CVS Health Corp.	6.125%	9/15/39	4,950	5,067
	CVS Health Corp.	4.125%	4/1/40	9,322	7,777
	CVS Health Corp.	5.300%	12/5/43	5,793	5,267
	CVS Health Corp.	5.125%	7/20/45	43,599	38,561
	CVS Health Corp.	5.050%	3/25/48	98,227	84,845
	CVS Health Corp.	5.625%	2/21/53	14,000	12,939
	CVS Health Corp.	5.875%	6/1/53	12,549	11,994
	CVS Health Corp.	6.050%	6/1/54	11,575	11,339
	CVS Health Corp.	6.000%	6/1/63	10,000	9,552
	Danaher Corp.	4.375%	9/15/45	6,000	5,175
	Danaher Corp.	2.600%	10/1/50	6,202	3,738
	Danaher Corp.	2.800%	12/10/51	10,433	6,503
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,377
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,932
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	8,404
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	11,616
	DH Europe Finance II Sarl	3.400%	11/15/49	10,897	7,749
	Dignity Health	4.500%	11/1/42	6,000	5,031
	Dignity Health	5.267%	11/1/64	6,075	5,372
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	3,799
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,325	6,319
	Elevance Health Inc.	4.500%	10/30/26	2,810	2,819
	Elevance Health Inc.	3.650%	12/1/27	31,571	31,201
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,439
	Elevance Health Inc.	5.150%	6/15/29	7,075	7,283
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,551
	Elevance Health Inc.	4.750%	2/15/30	4,750	4,806
	Elevance Health Inc.	2.250%	5/15/30	30,808	27,802
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,805
	Elevance Health Inc.	4.950%	11/1/31	9,410	9,546
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,743
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,546
	Elevance Health Inc.	4.750%	2/15/33	17,690	17,569
	Elevance Health Inc.	5.375%	6/15/34	11,600	11,856
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,059
	Elevance Health Inc.	5.200%	2/15/35	11,675	11,791
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,260
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,328
	Elevance Health Inc.	4.625%	5/15/42	12,315	10,788
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,368
	Elevance Health Inc.	5.100%	1/15/44	11,855	10,909
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,341
	Elevance Health Inc.	4.375%	12/1/47	15,631	12,750
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,359
	Elevance Health Inc.	3.125%	5/15/50	22,925	14,885
	Elevance Health Inc.	3.600%	3/15/51	15,100	10,629
	Elevance Health Inc.	4.550%	5/15/52	8,070	6,602
	Elevance Health Inc.	6.100%	10/15/52	8,881	9,045
	Elevance Health Inc.	5.125%	2/15/53	9,800	8,741
	Elevance Health Inc.	5.650%	6/15/54	11,600	11,121
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,283
	Elevance Health Inc.	5.700%	2/15/55	10,695	10,360
	Elevance Health Inc.	5.850%	11/1/64	9,260	8,994
80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.500%	2/9/27	20,305	20,470
	Eli Lilly & Co.	4.150%	8/14/27	3,250	3,266
	Eli Lilly & Co.	4.550%	2/12/28	11,700	11,852
	Eli Lilly & Co.	4.500%	2/9/29	22,100	22,431
	Eli Lilly & Co.	3.375%	3/15/29	10,782	10,547
	Eli Lilly & Co.	4.200%	8/14/29	11,482	11,520
	Eli Lilly & Co.	4.750%	2/12/30	14,900	15,282
	Eli Lilly & Co.	4.900%	2/12/32	11,670	11,986
	Eli Lilly & Co.	4.700%	2/27/33	20,005	20,183
	Eli Lilly & Co.	4.700%	2/9/34	17,446	17,435
	Eli Lilly & Co.	4.600%	8/14/34	14,223	14,095
	Eli Lilly & Co.	3.950%	3/15/49	4,628	3,713
	Eli Lilly & Co.	2.250%	5/15/50	24,737	14,150
	Eli Lilly & Co.	4.875%	2/27/53	22,220	20,368
	Eli Lilly & Co.	5.000%	2/9/54	21,950	20,510
	Eli Lilly & Co.	5.050%	8/14/54	9,000	8,453
	Eli Lilly & Co.	5.500%	2/12/55	18,175	18,319
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,591
	Eli Lilly & Co.	2.500%	9/15/60	7,200	3,967
	Eli Lilly & Co.	4.950%	2/27/63	15,750	14,303
	Eli Lilly & Co.	5.100%	2/9/64	19,575	18,195
	Eli Lilly & Co.	5.200%	8/14/64	17,025	16,106
	Eli Lilly & Co.	5.600%	2/12/65	6,150	6,219
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	3,975	2,974
	GE HealthCare Technologies Inc.	5.650%	11/15/27	18,566	19,131
	GE HealthCare Technologies Inc.	4.800%	8/14/29	9,000	9,129
	GE HealthCare Technologies Inc.	5.857%	3/15/30	15,000	15,844
	GE HealthCare Technologies Inc.	4.800%	1/15/31	7,300	7,360
	GE HealthCare Technologies Inc.	5.905%	11/22/32	18,750	19,941
	GE HealthCare Technologies Inc.	5.500%	6/15/35	9,700	9,932
	GE HealthCare Technologies Inc.	6.377%	11/22/52	13,460	14,500
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	24,651
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,223
	Gilead Sciences Inc.	4.800%	11/15/29	5,750	5,870
	Gilead Sciences Inc.	1.650%	10/1/30	8,063	7,044
	Gilead Sciences Inc.	5.250%	10/15/33	13,500	13,953
	Gilead Sciences Inc.	5.100%	6/15/35	11,650	11,789
	Gilead Sciences Inc.	4.600%	9/1/35	14,199	13,792
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,860
	Gilead Sciences Inc.	2.600%	10/1/40	11,066	7,936
	Gilead Sciences Inc.	5.650%	12/1/41	5,610	5,714
	Gilead Sciences Inc.	4.800%	4/1/44	20,456	18,677
	Gilead Sciences Inc.	4.500%	2/1/45	25,575	22,294
	Gilead Sciences Inc.	4.750%	3/1/46	25,569	22,885
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	14,153
	Gilead Sciences Inc.	2.800%	10/1/50	19,390	12,176
	Gilead Sciences Inc.	5.550%	10/15/53	10,965	10,826
	Gilead Sciences Inc.	5.500%	11/15/54	12,200	11,971
	Gilead Sciences Inc.	5.600%	11/15/64	8,775	8,626
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	24,042
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	11,209	11,301
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	8,400	8,782
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	14,800	14,784
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	35,389	39,318
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	14,250	12,260
	GlaxoSmithKline Capital plc	4.315%	3/12/27	5,866	5,901
	GlaxoSmithKline Capital plc	3.375%	6/1/29	8,637	8,387
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,426
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,260
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,514
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,719
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,583
	HCA Inc.	5.375%	9/1/26	10,250	10,304
	HCA Inc.	4.500%	2/15/27	10,413	10,415
	HCA Inc.	3.125%	3/15/27	7,130	6,982
	HCA Inc.	5.000%	3/1/28	8,225	8,343
	HCA Inc.	5.200%	6/1/28	10,611	10,842
	HCA Inc.	5.625%	9/1/28	15,111	15,558
	HCA Inc.	5.875%	2/1/29	6,000	6,227
	HCA Inc.	3.375%	3/15/29	1,940	1,862
81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.125%	6/15/29	25,256	24,815
	HCA Inc.	5.250%	3/1/30	8,800	9,021
	HCA Inc.	3.500%	9/1/30	34,580	32,696
	HCA Inc.	5.450%	4/1/31	19,717	20,327
	HCA Inc.	2.375%	7/15/31	15,000	13,066
	HCA Inc.	5.500%	3/1/32	8,800	9,082
	HCA Inc.	3.625%	3/15/32	24,915	22,963
	HCA Inc.	5.500%	6/1/33	13,263	13,587
	HCA Inc.	5.600%	4/1/34	15,050	15,414
	HCA Inc.	5.450%	9/15/34	14,300	14,409
	HCA Inc.	5.750%	3/1/35	18,000	18,506
	HCA Inc.	5.125%	6/15/39	14,714	13,829
	HCA Inc.	4.375%	3/15/42	7,650	6,373
	HCA Inc.	5.500%	6/15/47	25,829	24,015
	HCA Inc.	5.250%	6/15/49	23,591	20,968
	HCA Inc.	3.500%	7/15/51	31,047	20,571
	HCA Inc.	4.625%	3/15/52	20,540	16,508
	HCA Inc.	5.900%	6/1/53	6,011	5,806
	HCA Inc.	6.000%	4/1/54	32,734	32,004
	HCA Inc.	6.200%	3/1/55	6,050	6,090
	HCA Inc.	6.100%	4/1/64	14,955	14,588
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	6,720	5,077
	Humana Inc.	1.350%	2/3/27	5,745	5,493
	Humana Inc.	3.950%	3/15/27	4,450	4,433
	Humana Inc.	5.750%	3/1/28	6,505	6,708
	Humana Inc.	5.750%	12/1/28	5,000	5,203
	Humana Inc.	3.700%	3/23/29	12,500	12,117
	Humana Inc.	3.125%	8/15/29	2,600	2,451
	Humana Inc.	4.875%	4/1/30	6,150	6,198
	Humana Inc.	5.375%	4/15/31	18,755	19,176
	Humana Inc.	2.150%	2/3/32	12,800	10,730
	Humana Inc.	5.875%	3/1/33	8,955	9,270
	Humana Inc.	5.950%	3/15/34	9,000	9,346
	Humana Inc.	5.550%	5/1/35	8,700	8,744
	Humana Inc.	4.625%	12/1/42	4,730	3,950
	Humana Inc.	4.950%	10/1/44	6,205	5,360
	Humana Inc.	4.800%	3/15/47	3,120	2,583
	Humana Inc.	3.950%	8/15/49	981	707
	Humana Inc.	5.500%	3/15/53	13,355	11,996
	Humana Inc.	5.750%	4/15/54	9,096	8,477
	Humana Inc.	6.000%	5/1/55	6,540	6,304
	Icon Investments Six DAC	6.000%	5/8/34	6,538	6,668
	Illumina Inc.	4.650%	9/9/26	4,750	4,756
	Illumina Inc.	5.750%	12/13/27	5,025	5,150
	Illumina Inc.	2.550%	3/23/31	5,000	4,397
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	4,715
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,099
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,383
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,284
[3]	Iowa Health System	3.665%	2/15/50	5,000	3,657
	IQVIA Inc.	6.250%	2/1/29	5,000	5,225
	Johns Hopkins Health System Corp.	3.837%	5/15/46	7,425	5,827
	Johnson & Johnson	4.500%	3/1/27	6,905	6,975
	Johnson & Johnson	2.950%	3/3/27	8,550	8,422
	Johnson & Johnson	0.950%	9/1/27	6,475	6,091
	Johnson & Johnson	2.900%	1/15/28	29,337	28,644
	Johnson & Johnson	4.550%	3/1/28	8,057	8,195
	Johnson & Johnson	4.800%	6/1/29	15,600	16,037
	Johnson & Johnson	6.950%	9/1/29	2,650	2,956
	Johnson & Johnson	4.700%	3/1/30	11,741	12,016
	Johnson & Johnson	1.300%	9/1/30	11,590	10,091
	Johnson & Johnson	4.850%	3/1/32	14,278	14,675
	Johnson & Johnson	4.950%	5/15/33	2,650	2,745
	Johnson & Johnson	4.375%	12/5/33	9,529	9,543
	Johnson & Johnson	4.950%	6/1/34	2,390	2,484
	Johnson & Johnson	5.000%	3/1/35	19,688	20,197
	Johnson & Johnson	3.550%	3/1/36	13,290	11,979
	Johnson & Johnson	3.625%	3/3/37	11,356	10,150
	Johnson & Johnson	5.950%	8/15/37	5,039	5,574
	Johnson & Johnson	3.400%	1/15/38	19,454	16,748
82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	5.850%	7/15/38	3,797	4,147
	Johnson & Johnson	2.100%	9/1/40	28,235	19,418
	Johnson & Johnson	4.500%	9/1/40	5,000	4,778
	Johnson & Johnson	4.850%	5/15/41	825	809
	Johnson & Johnson	4.500%	12/5/43	11,620	10,751
	Johnson & Johnson	3.700%	3/1/46	20,872	16,739
	Johnson & Johnson	3.750%	3/3/47	21,550	17,273
	Johnson & Johnson	3.500%	1/15/48	13,229	10,102
	Johnson & Johnson	2.250%	9/1/50	4,982	2,916
	Johnson & Johnson	5.250%	6/1/54	9,825	9,764
	Johnson & Johnson	2.450%	9/1/60	8,450	4,698
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	14,400
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	21,930	15,685
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,612
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,144	19,781
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	7,716
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,536
	Koninklijke Philips NV	6.875%	3/11/38	4,600	5,051
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,534
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,215
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,625	7,170
	Laboratory Corp. of America Holdings	4.350%	4/1/30	7,600	7,548
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,500
	Laboratory Corp. of America Holdings	4.550%	4/1/32	6,800	6,699
	Laboratory Corp. of America Holdings	4.800%	10/1/34	10,750	10,528
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,669
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	762
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,226
[3]	Mass General Brigham Inc.	4.117%	7/1/55	7,550	5,915
[3]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,182
[3]	Mayo Clinic	3.774%	11/15/43	5,150	4,162
[3]	Mayo Clinic	4.000%	11/15/47	2,865	2,271
[3]	Mayo Clinic	4.128%	11/15/52	1,150	918
[3]	Mayo Clinic	3.196%	11/15/61	7,000	4,399
	McKesson Corp.	3.950%	2/16/28	2,500	2,490
	McKesson Corp.	4.900%	7/15/28	1,493	1,524
	McKesson Corp.	4.250%	9/15/29	5,275	5,270
	McKesson Corp.	4.650%	5/30/30	12,200	12,297
	McKesson Corp.	4.950%	5/30/32	8,200	8,308
	McKesson Corp.	5.100%	7/15/33	6,650	6,807
	McKesson Corp.	5.250%	5/30/35	8,450	8,591
[3]	McLaren Health Care Corp.	4.386%	5/15/48	4,433	3,657
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	2,814
	Medtronic Global Holdings SCA	4.250%	3/30/28	19,415	19,507
	Medtronic Inc.	4.375%	3/15/35	47,569	46,017
	Medtronic Inc.	4.625%	3/15/45	9,242	8,309
	Memorial Health Services	3.447%	11/1/49	5,000	3,545
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	666
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,304
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	10,631
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	6,700	5,374
	Merck & Co. Inc.	1.700%	6/10/27	20,000	19,170
	Merck & Co. Inc.	4.050%	5/17/28	3,300	3,315
	Merck & Co. Inc.	3.400%	3/7/29	16,470	16,059
	Merck & Co. Inc.	4.300%	5/17/30	7,958	8,007
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,619
	Merck & Co. Inc.	2.150%	12/10/31	26,558	23,182
	Merck & Co. Inc.	4.500%	5/17/33	15,916	15,860
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,408
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,249
	Merck & Co. Inc.	2.350%	6/24/40	5,484	3,853
	Merck & Co. Inc.	3.600%	9/15/42	8,670	6,875
	Merck & Co. Inc.	4.150%	5/18/43	15,489	13,219
	Merck & Co. Inc.	4.900%	5/17/44	13,958	13,057
	Merck & Co. Inc.	3.700%	2/10/45	16,809	13,249
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,584
	Merck & Co. Inc.	2.450%	6/24/50	7,240	4,239
	Merck & Co. Inc.	2.750%	12/10/51	38,230	23,489
	Merck & Co. Inc.	5.000%	5/17/53	15,916	14,632
	Merck & Co. Inc.	2.900%	12/10/61	35,215	20,527
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	5.150%	5/17/63	5,000	4,604
[3]	Methodist Hospital	2.705%	12/1/50	6,500	3,964
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,525
	Montefiore Obligated Group	4.287%	9/1/50	810	545
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,520	3,341
[3]	Mount Sinai Hospital	3.981%	7/1/48	2,650	1,914
[3]	Mount Sinai Hospital	3.737%	7/1/49	5,100	3,422
[3]	Mount Sinai Hospital	3.391%	7/1/50	6,200	3,826
	Mylan Inc.	4.550%	4/15/28	3,538	3,507
	Mylan Inc.	5.400%	11/29/43	4,970	4,177
	Mylan Inc.	5.200%	4/15/48	4,397	3,489
[3]	MyMichigan Health	3.409%	6/1/50	2,875	2,015
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,700
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	7,670
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,555
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,295
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	6,335	4,334
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	5,965
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	6,609
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,012
	Novant Health Inc.	2.637%	11/1/36	7,000	5,508
	Novant Health Inc.	3.168%	11/1/51	11,000	7,280
	Novant Health Inc.	3.318%	11/1/61	8,925	5,658
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,672
	Novartis Capital Corp.	3.100%	5/17/27	26,048	25,674
	Novartis Capital Corp.	3.800%	9/18/29	11,750	11,649
	Novartis Capital Corp.	2.200%	8/14/30	33,485	30,493
	Novartis Capital Corp.	4.000%	9/18/31	4,150	4,088
	Novartis Capital Corp.	4.200%	9/18/34	15,645	15,075
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,231
	Novartis Capital Corp.	4.400%	5/6/44	15,218	13,569
	Novartis Capital Corp.	4.000%	11/20/45	19,011	15,850
	Novartis Capital Corp.	2.750%	8/14/50	13,815	8,852
	Novartis Capital Corp.	4.700%	9/18/54	8,675	7,761
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	1,917
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,625	3,668
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,548
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,086
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,090
	Ochsner Clinic Foundation	5.897%	5/15/45	275	259
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,500	2,867
	OhioHealth Corp.	2.297%	11/15/31	4,650	4,111
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,093
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,050
	Orlando Health Obligated Group	5.475%	10/1/35	4,750	4,865
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,747
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	1,926
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,750
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,676
	Pfizer Inc.	3.600%	9/15/28	5,492	5,438
	Pfizer Inc.	3.450%	3/15/29	32,537	31,864
	Pfizer Inc.	2.625%	4/1/30	11,105	10,333
	Pfizer Inc.	1.700%	5/28/30	16,843	14,914
	Pfizer Inc.	1.750%	8/18/31	9,700	8,399
	Pfizer Inc.	4.000%	12/15/36	20,550	18,813
	Pfizer Inc.	4.100%	9/15/38	9,275	8,319
	Pfizer Inc.	3.900%	3/15/39	14,060	12,261
	Pfizer Inc.	7.200%	3/15/39	19,540	23,195
	Pfizer Inc.	2.550%	5/28/40	20,500	14,703
	Pfizer Inc.	4.300%	6/15/43	8,010	6,945
	Pfizer Inc.	4.400%	5/15/44	14,075	12,319
	Pfizer Inc.	4.125%	12/15/46	13,900	11,415
	Pfizer Inc.	4.200%	9/15/48	17,497	14,399
	Pfizer Inc.	4.000%	3/15/49	14,060	11,090
	Pfizer Inc.	2.700%	5/28/50	15,275	9,478
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	57,443	57,906
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	31,832	32,262
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	44,128	44,050
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	39,874	38,033
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	58,664	55,378
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	45,943	42,630
	Pharmacia LLC	6.600%	12/1/28	5,248	5,633
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,509
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,361
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,450
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,540
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	5,015
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	13,423	12,406
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	7,500	7,627
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	8,700	8,794
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,281
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	5,700	4,219
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	4,600	2,589
	Quest Diagnostics Inc.	4.200%	6/30/29	5,790	5,763
	Quest Diagnostics Inc.	4.625%	12/15/29	3,000	3,028
	Quest Diagnostics Inc.	2.950%	6/30/30	20,401	18,981
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,128
	Quest Diagnostics Inc.	5.000%	12/15/34	10,025	9,978
	Quest Diagnostics Inc.	5.750%	1/30/40	876	873
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,799
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,647
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	14,658
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,241
	Revvity Inc.	1.900%	9/15/28	4,025	3,728
	Revvity Inc.	3.300%	9/15/29	8,350	7,911
	Revvity Inc.	2.550%	3/15/31	6,000	5,273
	Revvity Inc.	2.250%	9/15/31	7,000	5,992
	Revvity Inc.	3.625%	3/15/51	3,500	2,404
	Royalty Pharma plc	1.750%	9/2/27	12,850	12,168
	Royalty Pharma plc	5.150%	9/2/29	4,000	4,080
	Royalty Pharma plc	2.200%	9/2/30	10,200	9,036
	Royalty Pharma plc	5.400%	9/2/34	5,133	5,200
	Royalty Pharma plc	3.300%	9/2/40	12,580	9,467
	Royalty Pharma plc	3.550%	9/2/50	15,505	10,497
	Royalty Pharma plc	3.350%	9/2/51	10,928	7,074
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	2,818
	Sanofi SA	3.625%	6/19/28	10,775	10,665
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,073
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	1,808
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	426	421
	Smith & Nephew plc	5.150%	3/20/27	2,750	2,785
	Smith & Nephew plc	2.032%	10/14/30	9,235	8,093
	Smith & Nephew plc	5.400%	3/20/34	9,450	9,592
	Solventum Corp.	5.450%	2/25/27	15,000	15,243
	Solventum Corp.	5.400%	3/1/29	3,573	3,680
	Solventum Corp.	5.450%	3/13/31	22,150	22,992
	Solventum Corp.	5.600%	3/23/34	18,675	19,216
	Solventum Corp.	5.900%	4/30/54	10,000	9,998
	Solventum Corp.	6.000%	5/15/64	3,175	3,148
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,572
	SSM Health Care Corp.	4.894%	6/1/28	5,550	5,640
[3]	Stanford Health Care	3.795%	11/15/48	5,075	3,876
	Stanford Health Care	3.027%	8/15/51	5,000	3,248
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	6,153
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	10,800	7,667
	Stryker Corp.	4.550%	2/10/27	9,200	9,253
	Stryker Corp.	4.700%	2/10/28	8,800	8,916
	Stryker Corp.	3.650%	3/7/28	5,300	5,230
	Stryker Corp.	4.250%	9/11/29	8,500	8,491
	Stryker Corp.	4.850%	2/10/30	7,180	7,324
	Stryker Corp.	1.950%	6/15/30	4,350	3,881
	Stryker Corp.	4.625%	9/11/34	6,694	6,585
	Stryker Corp.	5.200%	2/10/35	11,668	11,881
	Stryker Corp.	4.100%	4/1/43	4,225	3,494
	Stryker Corp.	4.375%	5/15/44	7,580	6,479
	Stryker Corp.	4.625%	3/15/46	15,404	13,615
	Stryker Corp.	2.900%	6/15/50	7,314	4,784
[3]	Sutter Health	3.695%	8/15/28	3,025	2,977
[3]	Sutter Health	2.294%	8/15/30	6,325	5,713
[3]	Sutter Health	5.213%	8/15/32	1,500	1,541
85

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sutter Health	5.164%	8/15/33	4,200	4,252
[3]	Sutter Health	5.537%	8/15/35	9,000	9,308
[3]	Sutter Health	3.161%	8/15/40	4,125	3,191
[3]	Sutter Health	4.091%	8/15/48	4,400	3,507
[3]	Sutter Health	3.361%	8/15/50	12,302	8,528
	Sutter Health	5.547%	8/15/53	2,648	2,613
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	34,417
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	28,992
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	12,800	13,003
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,926	14,864
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	10,000	9,957
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	32,525	21,263
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	8,598
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	2,112	2,050
[6]	Takeda US Financing Inc.	5.200%	7/7/35	15,050	15,051
	Texas Health Resources	2.328%	11/15/50	3,704	2,077
[3]	Texas Health Resources	4.330%	11/15/55	925	756
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,500	6,549
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	20,500	20,723
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	4,064
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	6,482
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	9,300	9,546
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	12,345	11,570
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	10,000	10,288
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	30,838
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	2,044
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	11,000	11,244
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	26,338	18,885
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	5,000	4,934
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,262
	Toledo Hospital	5.750%	11/15/38	3,850	3,845
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,798
	Trinity Health Corp.	4.125%	12/1/45	10,120	8,294
	UnitedHealth Group Inc.	4.750%	7/15/26	4,700	4,717
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,862
	UnitedHealth Group Inc.	4.600%	4/15/27	6,400	6,441
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,341
	UnitedHealth Group Inc.	5.250%	2/15/28	10,000	10,264
	UnitedHealth Group Inc.	3.850%	6/15/28	16,000	15,862
	UnitedHealth Group Inc.	4.400%	6/15/28	2,275	2,286
	UnitedHealth Group Inc.	4.250%	1/15/29	23,297	23,249
	UnitedHealth Group Inc.	4.700%	4/15/29	4,730	4,786
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,956
	UnitedHealth Group Inc.	4.800%	1/15/30	21,335	21,666
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,624
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	19,789
	UnitedHealth Group Inc.	4.650%	1/15/31	6,250	6,282
	UnitedHealth Group Inc.	4.900%	4/15/31	11,400	11,582
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	26,152
	UnitedHealth Group Inc.	4.950%	1/15/32	13,410	13,577
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	36,757
	UnitedHealth Group Inc.	4.500%	4/15/33	15,000	14,616
	UnitedHealth Group Inc.	5.000%	4/15/34	17,280	17,262
	UnitedHealth Group Inc.	5.150%	7/15/34	43,110	43,513
	UnitedHealth Group Inc.	5.300%	6/15/35	11,325	11,542
	UnitedHealth Group Inc.	4.625%	7/15/35	11,749	11,351
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,200
	UnitedHealth Group Inc.	6.500%	6/15/37	1,185	1,301
	UnitedHealth Group Inc.	6.625%	11/15/37	10,100	11,233
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	15,726
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	14,128
	UnitedHealth Group Inc.	2.750%	5/15/40	16,110	11,681
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	3,806
	UnitedHealth Group Inc.	3.050%	5/15/41	17,380	12,769
	UnitedHealth Group Inc.	4.625%	11/15/41	8,742	7,830
	UnitedHealth Group Inc.	4.375%	3/15/42	7,775	6,683
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	4,779
	UnitedHealth Group Inc.	4.250%	3/15/43	5,557	4,663
	UnitedHealth Group Inc.	5.500%	7/15/44	17,290	16,846
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	17,461
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.200%	1/15/47	14,950	12,001
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	9,656
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	2,869
	UnitedHealth Group Inc.	4.250%	6/15/48	15,182	12,203
	UnitedHealth Group Inc.	4.450%	12/15/48	10,050	8,320
	UnitedHealth Group Inc.	3.700%	8/15/49	11,000	8,014
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	5,952
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	14,157
	UnitedHealth Group Inc.	4.750%	5/15/52	28,005	23,878
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	22,795
	UnitedHealth Group Inc.	5.050%	4/15/53	20,814	18,572
	UnitedHealth Group Inc.	5.375%	4/15/54	19,751	18,453
	UnitedHealth Group Inc.	5.625%	7/15/54	21,875	21,207
	UnitedHealth Group Inc.	5.950%	6/15/55	8,500	8,637
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	10,175
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	6,898
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	11,108
	UnitedHealth Group Inc.	6.050%	2/15/63	16,765	16,994
	UnitedHealth Group Inc.	5.200%	4/15/63	14,400	12,813
	UnitedHealth Group Inc.	5.500%	4/15/64	14,605	13,644
	UnitedHealth Group Inc.	5.750%	7/15/64	21,470	20,876
	Universal Health Services Inc.	4.625%	10/15/29	5,100	5,043
	Universal Health Services Inc.	2.650%	10/15/30	9,524	8,488
	Universal Health Services Inc.	5.050%	10/15/34	5,800	5,541
	UPMC	5.035%	5/15/33	6,000	6,018
	Utah Acquisition Sub Inc.	5.250%	6/15/46	12,450	10,076
	Viatris Inc.	2.300%	6/22/27	14,000	13,343
	Viatris Inc.	2.700%	6/22/30	12,000	10,690
	Viatris Inc.	3.850%	6/22/40	10,100	7,455
	Viatris Inc.	4.000%	6/22/50	13,058	8,699
[3]	WakeMed	3.286%	10/1/52	2,375	1,597
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,424
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,531
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,198
	Wyeth LLC	6.500%	2/1/34	9,080	10,116
	Wyeth LLC	6.000%	2/15/36	6,845	7,361
	Wyeth LLC	5.950%	4/1/37	12,010	12,821
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,346
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,000	5,154
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	6,500	6,662
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	17,795	15,735
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	3,892	3,903
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	4,000	4,100
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	4,250	4,271
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	3,815	3,182
	Zoetis Inc.	3.000%	9/12/27	11,040	10,773
	Zoetis Inc.	3.900%	8/20/28	4,950	4,913
	Zoetis Inc.	2.000%	5/15/30	6,850	6,154
	Zoetis Inc.	5.600%	11/16/32	13,000	13,728
	Zoetis Inc.	4.700%	2/1/43	7,540	6,882
	Zoetis Inc.	3.950%	9/12/47	6,556	5,234
	Zoetis Inc.	4.450%	8/20/48	7,200	6,068
	Zoetis Inc.	3.000%	5/15/50	6,775	4,457
					8,837,574
Industrials (1.8%)
[3]	3M Co.	2.250%	9/19/26	21,512	20,993
[3]	3M Co.	3.625%	9/14/28	9,136	8,984
[3]	3M Co.	3.375%	3/1/29	7,925	7,673
	3M Co.	2.375%	8/26/29	18,045	16,731
	3M Co.	4.800%	3/15/30	18,623	18,932
	3M Co.	3.050%	4/15/30	5,000	4,699
	3M Co.	5.150%	3/15/35	5,927	5,974
[3]	3M Co.	3.875%	6/15/44	1,000	803
[3]	3M Co.	3.125%	9/19/46	11,425	7,793
[3]	3M Co.	3.625%	10/15/47	8,625	6,366
[3]	3M Co.	4.000%	9/14/48	5,050	3,991
	3M Co.	3.250%	8/26/49	13,500	9,156
	3M Co.	3.700%	4/15/50	10,365	7,600
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,390
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AGCO Corp.	5.450%	3/21/27	4,585	4,650
	AGCO Corp.	5.800%	3/21/34	8,025	8,145
	Allegion plc	3.500%	10/1/29	3,455	3,311
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,041
	Allegion US Holding Co. Inc.	5.411%	7/1/32	8,668	8,937
	Allegion US Holding Co. Inc.	5.600%	5/29/34	4,300	4,416
[3]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,255	2,214
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	19,044	16,913
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	602	586
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,876	1,817
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,254	3,118
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,194	3,967
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,722	1,665
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,416	3,250
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,350	2,158
	Amphenol Corp.	5.050%	4/5/27	8,250	8,380
	Amphenol Corp.	4.375%	6/12/28	7,000	7,048
	Amphenol Corp.	5.050%	4/5/29	6,900	7,098
	Amphenol Corp.	4.350%	6/1/29	4,000	4,019
	Amphenol Corp.	2.800%	2/15/30	10,305	9,668
	Amphenol Corp.	2.200%	9/15/31	4,000	3,505
	Amphenol Corp.	5.250%	4/5/34	6,960	7,162
	Amphenol Corp.	5.000%	1/15/35	15,650	15,813
	Amphenol Corp.	5.375%	11/15/54	3,750	3,668
	Boeing Co.	2.700%	2/1/27	7,965	7,740
	Boeing Co.	2.800%	3/1/27	18,461	17,922
	Boeing Co.	5.040%	5/1/27	20,800	20,957
	Boeing Co.	6.259%	5/1/27	11,430	11,760
	Boeing Co.	3.250%	2/1/28	20,758	20,134
	Boeing Co.	3.250%	3/1/28	2,926	2,826
	Boeing Co.	6.298%	5/1/29	12,660	13,385
	Boeing Co.	2.950%	2/1/30	16,251	15,069
	Boeing Co.	5.150%	5/1/30	72,330	73,659
	Boeing Co.	3.625%	2/1/31	13,475	12,695
	Boeing Co.	6.388%	5/1/31	11,430	12,293
	Boeing Co.	6.125%	2/15/33	5,775	6,098
	Boeing Co.	3.600%	5/1/34	18,041	15,904
	Boeing Co.	6.528%	5/1/34	38,575	41,949
	Boeing Co.	3.250%	2/1/35	11,725	9,871
	Boeing Co.	6.625%	2/15/38	1,000	1,081
	Boeing Co.	3.550%	3/1/38	2,322	1,864
	Boeing Co.	3.500%	3/1/39	3,718	2,898
	Boeing Co.	6.875%	3/15/39	5,430	5,923
	Boeing Co.	5.875%	2/15/40	6,105	6,092
	Boeing Co.	5.705%	5/1/40	38,815	38,283
	Boeing Co.	3.375%	6/15/46	7,000	4,768
	Boeing Co.	3.650%	3/1/47	4,324	3,021
	Boeing Co.	3.850%	11/1/48	3,903	2,800
	Boeing Co.	3.750%	2/1/50	24,900	17,588
	Boeing Co.	5.805%	5/1/50	69,871	67,032
	Boeing Co.	6.858%	5/1/54	24,715	27,069
	Boeing Co.	3.825%	3/1/59	3,300	2,238
	Boeing Co.	3.950%	8/1/59	1,520	1,038
	Boeing Co.	5.930%	5/1/60	57,985	55,089
	Boeing Co.	7.008%	5/1/64	18,145	19,932
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,858
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,819
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,275	11,791
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	9,225	9,165
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,409
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,466
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	15,395	13,487
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,803	13,048
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	9,337	8,980
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	17,165
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,581
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,817	8,229
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	7,855
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,164
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,572
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	14,044
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	16,262
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	6,679
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	8,325	5,775
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,333
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	12,550	10,584
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	49,245	46,584
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	28,506	28,210
	Burlington Northern Santa Fe LLC	5.800%	3/15/56	22,375	23,035
	Canadian National Railway Co.	6.900%	7/15/28	300	323
	Canadian National Railway Co.	3.850%	8/5/32	2,000	1,902
	Canadian National Railway Co.	5.850%	11/1/33	5,825	6,225
	Canadian National Railway Co.	6.250%	8/1/34	270	297
	Canadian National Railway Co.	6.200%	6/1/36	5,425	5,938
	Canadian National Railway Co.	6.375%	11/15/37	145	161
	Canadian National Railway Co.	3.200%	8/2/46	12,400	8,846
	Canadian National Railway Co.	3.650%	2/3/48	2,785	2,125
	Canadian National Railway Co.	2.450%	5/1/50	16,661	9,789
	Canadian National Railway Co.	6.125%	11/1/53	5,000	5,447
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,379
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,977
	Canadian Pacific Railway Co.	2.875%	11/15/29	4,000	3,758
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	11,374
	Canadian Pacific Railway Co.	4.800%	3/30/30	3,568	3,625
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,609
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	16,292
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,830
	Canadian Pacific Railway Co.	5.950%	5/15/37	5,205	5,524
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	9,150
	Canadian Pacific Railway Co.	4.300%	5/15/43	4,140	3,544
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,425
	Canadian Pacific Railway Co.	4.950%	8/15/45	5,525	5,048
	Canadian Pacific Railway Co.	4.700%	5/1/48	1,016	895
	Canadian Pacific Railway Co.	3.500%	5/1/50	8,745	6,230
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,830	13,687
	Canadian Pacific Railway Co.	4.200%	11/15/69	7,136	5,367
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,251
	Carrier Global Corp.	2.493%	2/15/27	6,725	6,546
	Carrier Global Corp.	2.722%	2/15/30	27,834	25,892
	Carrier Global Corp.	2.700%	2/15/31	7,387	6,720
	Carrier Global Corp.	5.900%	3/15/34	11,683	12,438
	Carrier Global Corp.	3.377%	4/5/40	21,210	16,835
	Carrier Global Corp.	3.577%	4/5/50	13,140	9,649
	Carrier Global Corp.	6.200%	3/15/54	5,138	5,505
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,671
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,864
	Caterpillar Financial Services Corp.	4.450%	10/16/26	7,000	7,035
	Caterpillar Financial Services Corp.	4.500%	1/7/27	9,850	9,923
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	5,117
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,428
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,662
	Caterpillar Financial Services Corp.	4.400%	10/15/27	8,500	8,555
	Caterpillar Financial Services Corp.	4.600%	11/15/27	9,750	9,865
	Caterpillar Financial Services Corp.	4.400%	3/3/28	3,480	3,507
	Caterpillar Financial Services Corp.	4.850%	2/27/29	6,700	6,852
	Caterpillar Financial Services Corp.	4.700%	11/15/29	5,275	5,372
	Caterpillar Financial Services Corp.	4.800%	1/8/30	6,430	6,585
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,695
	Caterpillar Inc.	2.600%	4/9/30	19,806	18,415
	Caterpillar Inc.	5.200%	5/15/35	4,225	4,306
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,347
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,103
	Caterpillar Inc.	5.200%	5/27/41	15,147	15,032
	Caterpillar Inc.	3.803%	8/15/42	11,854	9,785
	Caterpillar Inc.	4.300%	5/15/44	1,030	897
	Caterpillar Inc.	3.250%	9/19/49	16,942	11,867
	Caterpillar Inc.	3.250%	4/9/50	10,100	7,056
	Caterpillar Inc.	5.500%	5/15/55	1,250	1,243
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,266
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,152
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,421
	CNH Industrial Capital LLC	4.500%	10/8/27	2,300	2,307
	CNH Industrial Capital LLC	4.750%	3/21/28	2,360	2,378
	CNH Industrial Capital LLC	4.550%	4/10/28	3,835	3,851
	CNH Industrial Capital LLC	5.500%	1/12/29	4,500	4,649
	CNH Industrial Capital LLC	5.100%	4/20/29	15,325	15,641
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,456
	CSX Corp.	2.600%	11/1/26	6,400	6,263
	CSX Corp.	3.250%	6/1/27	12,250	12,053
	CSX Corp.	3.800%	3/1/28	18,350	18,189
	CSX Corp.	4.250%	3/15/29	15,539	15,539
	CSX Corp.	2.400%	2/15/30	11,965	11,035
	CSX Corp.	4.100%	11/15/32	36,848	35,713
	CSX Corp.	5.050%	6/15/35	22,187	22,300
	CSX Corp.	6.000%	10/1/36	900	966
	CSX Corp.	6.150%	5/1/37	8,600	9,324
	CSX Corp.	6.220%	4/30/40	7,279	7,858
	CSX Corp.	5.500%	4/15/41	6,300	6,300
	CSX Corp.	4.750%	5/30/42	3,290	3,010
	CSX Corp.	4.100%	3/15/44	8,325	6,918
	CSX Corp.	4.300%	3/1/48	9,325	7,752
	CSX Corp.	4.500%	3/15/49	14,091	11,970
	CSX Corp.	3.350%	9/15/49	1,000	700
	CSX Corp.	3.800%	4/15/50	5,080	3,856
	CSX Corp.	3.950%	5/1/50	6,900	5,373
	CSX Corp.	2.500%	5/15/51	17,500	10,118
	CSX Corp.	4.500%	11/15/52	17,520	14,792
	CSX Corp.	4.500%	8/1/54	1,300	1,088
	CSX Corp.	4.250%	11/1/66	1,625	1,252
	CSX Corp.	4.650%	3/1/68	3,145	2,582
	Cummins Inc.	4.250%	5/9/28	3,375	3,391
	Cummins Inc.	4.900%	2/20/29	8,500	8,699
	Cummins Inc.	1.500%	9/1/30	8,855	7,723
	Cummins Inc.	4.700%	2/15/31	11,700	11,792
	Cummins Inc.	5.150%	2/20/34	7,000	7,143
	Cummins Inc.	5.300%	5/9/35	12,450	12,642
	Cummins Inc.	4.875%	10/1/43	7,390	6,905
	Cummins Inc.	2.600%	9/1/50	4,050	2,408
	Cummins Inc.	5.450%	2/20/54	14,000	13,565
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/30	750	768
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/32	750	761
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/35	750	762
	Deere & Co.	5.375%	10/16/29	5,920	6,194
	Deere & Co.	3.100%	4/15/30	12,838	12,204
	Deere & Co.	5.450%	1/16/35	10,250	10,675
	Deere & Co.	3.900%	6/9/42	7,237	6,159
	Deere & Co.	2.875%	9/7/49	12,300	8,087
	Deere & Co.	3.750%	4/15/50	15,643	12,140
	Deere & Co.	5.700%	1/19/55	7,900	8,154
	Delta Air Lines Inc.	4.375%	4/19/28	3,000	2,983
	Delta Air Lines Inc.	4.950%	7/10/28	7,769	7,813
[8]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,102
	Delta Air Lines Inc.	3.750%	10/28/29	3,127	2,990
	Delta Air Lines Inc.	5.250%	7/10/30	6,118	6,164
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,608	5,279
	Dover Corp.	2.950%	11/4/29	2,600	2,451
	Dover Corp.	5.375%	10/15/35	300	311
	Dover Corp.	5.375%	3/1/41	2,220	2,160
	Eaton Capital ULC	4.450%	5/9/30	4,450	4,471
	Eaton Corp.	3.103%	9/15/27	7,765	7,623
	Eaton Corp.	4.350%	5/18/28	5,000	5,040
	Eaton Corp.	4.000%	11/2/32	15,729	15,199
	Eaton Corp.	4.150%	3/15/33	27,302	26,518
	Eaton Corp.	4.150%	11/2/42	5,511	4,740
	Eaton Corp.	3.915%	9/15/47	1,950	1,548
	Eaton Corp.	4.700%	8/23/52	1,503	1,336
	Embraer Netherlands Finance BV	5.980%	2/11/35	7,400	7,632
	Emerson Electric Co.	0.875%	10/15/26	12,820	12,318
	Emerson Electric Co.	1.800%	10/15/27	9,550	9,095
	Emerson Electric Co.	2.000%	12/21/28	7,800	7,272
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,792
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,679
	Emerson Electric Co.	5.000%	3/15/35	2,552	2,590
	Emerson Electric Co.	5.250%	11/15/39	440	444
	Emerson Electric Co.	2.750%	10/15/50	6,175	3,877
	Emerson Electric Co.	2.800%	12/21/51	14,800	9,327
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/34	16,364	14,129
[8]	FedEx Corp.	3.400%	2/15/28	5,000	4,876
[8]	FedEx Corp.	3.100%	8/5/29	16,125	15,254
[8]	FedEx Corp.	4.250%	5/15/30	13,550	13,288
[8]	FedEx Corp.	2.400%	5/15/31	6,700	5,888
[8]	FedEx Corp.	4.900%	1/15/34	1,700	1,655
[8]	FedEx Corp.	3.900%	2/1/35	4,100	3,664
[8]	FedEx Corp.	3.250%	5/15/41	6,700	4,797
[8]	FedEx Corp.	5.100%	1/15/44	3,107	2,735
[8]	FedEx Corp.	4.750%	11/15/45	13,900	11,606
[8]	FedEx Corp.	4.550%	4/1/46	16,199	13,166
[8]	FedEx Corp.	4.400%	1/15/47	9,400	7,399
[8]	FedEx Corp.	4.050%	2/15/48	4,725	3,500
[8]	FedEx Corp.	4.950%	10/17/48	9,578	8,099
[8]	FedEx Corp.	5.250%	5/15/50	14,781	13,067
	Flowserve Corp.	3.500%	10/1/30	3,920	3,672
	Fortive Corp.	4.300%	6/15/46	6,250	5,133
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,092
	General Dynamics Corp.	4.950%	8/15/35	4,600	4,617
	General Dynamics Corp.	3.600%	11/15/42	537	430
[3]	General Electric Co.	6.875%	1/10/39	5,000	5,856
	General Electric Co.	4.350%	5/1/50	4,948	4,172
	HEICO Corp.	5.250%	8/1/28	6,594	6,766
	HEICO Corp.	5.350%	8/1/33	15,875	16,247
	Hexcel Corp.	5.875%	2/26/35	962	979
	Honeywell International Inc.	2.500%	11/1/26	14,375	14,057
	Honeywell International Inc.	1.100%	3/1/27	16,514	15,722
	Honeywell International Inc.	4.650%	7/30/27	7,025	7,095
	Honeywell International Inc.	4.950%	2/15/28	29,107	29,743
	Honeywell International Inc.	4.250%	1/15/29	8,000	8,017
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,623
	Honeywell International Inc.	4.875%	9/1/29	11,000	11,253
	Honeywell International Inc.	4.700%	2/1/30	39,505	40,081
	Honeywell International Inc.	1.950%	6/1/30	8,303	7,429
	Honeywell International Inc.	1.750%	9/1/31	26,000	22,190
	Honeywell International Inc.	4.950%	9/1/31	10,000	10,267
	Honeywell International Inc.	4.750%	2/1/32	7,640	7,704
	Honeywell International Inc.	5.000%	2/15/33	19,465	19,774
	Honeywell International Inc.	4.500%	1/15/34	15,900	15,574
	Honeywell International Inc.	5.000%	3/1/35	16,015	16,110
	Honeywell International Inc.	5.700%	3/15/36	4,705	4,955
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,180
	Honeywell International Inc.	5.375%	3/1/41	11,990	12,125
	Honeywell International Inc.	3.812%	11/21/47	2,500	1,941
	Honeywell International Inc.	5.250%	3/1/54	13,020	12,347
	Honeywell International Inc.	5.350%	3/1/64	5,980	5,653
	Howmet Aerospace Inc.	4.850%	10/15/31	9,095	9,225
	Howmet Aerospace Inc.	5.950%	2/1/37	7,000	7,445
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,512
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,933
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	2,000	2,056
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,933
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	49,505	51,063
	IDEX Corp.	4.950%	9/1/29	5,690	5,778
	IDEX Corp.	3.000%	5/1/30	2,995	2,785
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	14,310
	Illinois Tool Works Inc.	4.875%	9/15/41	350	327
	Illinois Tool Works Inc.	3.900%	9/1/42	25,803	21,419
	Ingersoll Rand Inc.	5.197%	6/15/27	9,325	9,477
	Ingersoll Rand Inc.	5.400%	8/14/28	1,000	1,031
	Ingersoll Rand Inc.	5.176%	6/15/29	8,730	8,962
	Ingersoll Rand Inc.	5.314%	6/15/31	5,820	6,028
	Ingersoll Rand Inc.	5.700%	8/14/33	11,020	11,538
	Ingersoll Rand Inc.	5.450%	6/15/34	8,600	8,837
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingersoll Rand Inc.	5.700%	6/15/54	6,985	6,910
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,500	4,732
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,903	1,980
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,439	3,220
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	4,464	3,906
[3]	John Deere Capital Corp.	5.150%	9/8/26	5,000	5,059
[3]	John Deere Capital Corp.	2.250%	9/14/26	8,386	8,193
	John Deere Capital Corp.	4.500%	1/8/27	500	503
[3]	John Deere Capital Corp.	4.500%	1/8/27	7,335	7,380
[3]	John Deere Capital Corp.	1.700%	1/11/27	12,500	12,068
[3]	John Deere Capital Corp.	4.850%	3/5/27	18,000	18,239
[3]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,864
[3]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,804
[3]	John Deere Capital Corp.	4.900%	6/11/27	6,905	7,016
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,887
[3]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,493
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,517
	John Deere Capital Corp.	4.650%	1/7/28	5,000	5,076
[3]	John Deere Capital Corp.	4.750%	1/20/28	14,337	14,572
[3]	John Deere Capital Corp.	4.900%	3/3/28	20,040	20,475
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	5,151
[3]	John Deere Capital Corp.	4.250%	6/5/28	5,530	5,563
[3]	John Deere Capital Corp.	4.950%	7/14/28	19,111	19,575
	John Deere Capital Corp.	4.500%	1/16/29	5,669	5,731
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,368
[3]	John Deere Capital Corp.	4.850%	6/11/29	5,833	5,977
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,282
[3]	John Deere Capital Corp.	4.850%	10/11/29	14,500	14,897
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,767
[3]	John Deere Capital Corp.	4.550%	6/5/30	8,400	8,481
[3]	John Deere Capital Corp.	4.700%	6/10/30	11,500	11,695
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,939
[3]	John Deere Capital Corp.	4.900%	3/7/31	4,500	4,611
	John Deere Capital Corp.	4.400%	9/8/31	3,365	3,359
[3]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,908
[3]	John Deere Capital Corp.	5.150%	9/8/33	19,500	20,158
[3]	John Deere Capital Corp.	5.100%	4/11/34	11,500	11,749
[3]	John Deere Capital Corp.	5.050%	6/12/34	10,950	11,134
	Johnson Controls International plc	1.750%	9/15/30	9,575	8,401
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,431
	Johnson Controls International plc	4.900%	12/1/32	6,400	6,429
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,022
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	6,780
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,627
[3]	Johnson Controls International plc	4.950%	7/2/64	5,758	4,826
	Kennametal Inc.	4.625%	6/15/28	6,620	6,641
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,641
	Keysight Technologies Inc.	3.000%	10/30/29	7,947	7,477
	Keysight Technologies Inc.	4.950%	10/15/34	1,650	1,629
	Kirby Corp.	4.200%	3/1/28	9,217	9,135
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,469
	L3Harris Technologies Inc.	5.400%	1/15/27	13,143	13,366
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,632
	L3Harris Technologies Inc.	5.050%	6/1/29	12,700	12,993
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,292
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	16,678
	L3Harris Technologies Inc.	5.250%	6/1/31	12,200	12,593
	L3Harris Technologies Inc.	5.400%	7/31/33	16,750	17,223
	L3Harris Technologies Inc.	5.350%	6/1/34	3,300	3,372
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,278
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,571
	L3Harris Technologies Inc.	5.600%	7/31/53	6,135	6,007
	L3Harris Technologies Inc.	5.500%	8/15/54	6,900	6,690
	Lennox International Inc.	1.700%	8/1/27	2,300	2,172
	Lennox International Inc.	5.500%	9/15/28	5,500	5,669
	LKQ Corp.	5.750%	6/15/28	11,000	11,333
	LKQ Corp.	6.250%	6/15/33	8,000	8,441
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,826
	Lockheed Martin Corp.	4.450%	5/15/28	5,500	5,561
	Lockheed Martin Corp.	4.500%	2/15/29	5,000	5,047
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.700%	12/15/31	29,600	29,973
	Lockheed Martin Corp.	3.900%	6/15/32	3,230	3,109
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	20,761
	Lockheed Martin Corp.	4.750%	2/15/34	19,100	19,034
	Lockheed Martin Corp.	4.800%	8/15/34	7,000	6,979
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	11,085
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,391
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	12,894
	Lockheed Martin Corp.	4.070%	12/15/42	19,965	16,787
	Lockheed Martin Corp.	3.800%	3/1/45	6,690	5,268
	Lockheed Martin Corp.	4.700%	5/15/46	14,833	13,210
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	10,910
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	11,722
	Lockheed Martin Corp.	5.700%	11/15/54	10,060	10,144
	Lockheed Martin Corp.	5.200%	2/15/55	9,668	9,045
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,591
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	17,456
	Lockheed Martin Corp.	5.200%	2/15/64	1,300	1,197
	MasTec Inc.	5.900%	6/15/29	5,900	6,111
[3]	Nature Conservancy	3.957%	3/1/52	4,350	3,377
	Norfolk Southern Corp.	7.800%	5/15/27	1,945	2,073
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,701
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,974
	Norfolk Southern Corp.	2.550%	11/1/29	15,855	14,727
	Norfolk Southern Corp.	5.050%	8/1/30	10,000	10,325
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,438
	Norfolk Southern Corp.	3.000%	3/15/32	16,187	14,670
	Norfolk Southern Corp.	5.550%	3/15/34	13,800	14,428
	Norfolk Southern Corp.	5.100%	5/1/35	2,650	2,663
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,152
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,551
	Norfolk Southern Corp.	4.450%	6/15/45	5,120	4,367
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	8,012
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	906
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,127
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,201
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,752
	Norfolk Southern Corp.	3.050%	5/15/50	21,525	14,107
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,356
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,036
	Norfolk Southern Corp.	4.550%	6/1/53	10,133	8,565
	Norfolk Southern Corp.	5.350%	8/1/54	40,389	38,625
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	11,011
	Norfolk Southern Corp.	5.950%	3/15/64	22,400	23,000
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,372
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	21,837
	Northrop Grumman Corp.	4.600%	2/1/29	7,000	7,087
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,828
	Northrop Grumman Corp.	4.650%	7/15/30	3,400	3,431
	Northrop Grumman Corp.	4.700%	3/15/33	21,000	20,906
	Northrop Grumman Corp.	4.900%	6/1/34	5,150	5,136
	Northrop Grumman Corp.	5.150%	5/1/40	12,330	12,058
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,177
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	8,936
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,166
	Northrop Grumman Corp.	4.030%	10/15/47	28,582	22,784
	Northrop Grumman Corp.	5.250%	5/1/50	3,695	3,471
	Northrop Grumman Corp.	4.950%	3/15/53	11,755	10,552
	Northrop Grumman Corp.	5.200%	6/1/54	12,000	11,171
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,854
	nVent Finance Sarl	5.650%	5/15/33	5,500	5,600
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,385
	Oshkosh Corp.	3.100%	3/1/30	600	562
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	20,116
	Otis Worldwide Corp.	5.250%	8/16/28	8,000	8,232
	Otis Worldwide Corp.	2.565%	2/15/30	31,877	29,401
	Otis Worldwide Corp.	5.125%	11/19/31	1,950	2,008
	Otis Worldwide Corp.	3.112%	2/15/40	5,000	3,844
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	6,403
[3]	PACCAR Financial Corp.	5.050%	8/10/26	2,800	2,829
93

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PACCAR Financial Corp.	4.500%	11/25/26	9,350	9,417
	PACCAR Financial Corp.	5.000%	5/13/27	4,375	4,451
	PACCAR Financial Corp.	4.250%	6/23/27	4,650	4,674
	PACCAR Financial Corp.	4.450%	8/6/27	9,850	9,957
	PACCAR Financial Corp.	4.550%	3/3/28	5,800	5,883
[3]	PACCAR Financial Corp.	4.950%	8/10/28	2,800	2,872
[3]	PACCAR Financial Corp.	4.600%	1/31/29	4,838	4,907
	PACCAR Financial Corp.	4.000%	9/26/29	9,500	9,449
	PACCAR Financial Corp.	4.550%	5/8/30	5,755	5,831
[3]	PACCAR Financial Corp.	5.000%	3/22/34	5,000	5,084
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,846
	Parker-Hannifin Corp.	4.250%	9/15/27	22,261	22,331
	Parker-Hannifin Corp.	3.250%	6/14/29	11,875	11,405
	Parker-Hannifin Corp.	4.500%	9/15/29	10,000	10,099
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,385
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,396
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,192
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,699
	Parker-Hannifin Corp.	4.000%	6/14/49	11,907	9,376
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,408
	Precision Castparts Corp.	4.375%	6/15/45	5,962	5,069
	Regal Rexnord Corp.	6.050%	4/15/28	13,000	13,382
[3]	Regal Rexnord Corp.	6.300%	2/15/30	11,450	11,999
	Regal Rexnord Corp.	6.400%	4/15/33	13,015	13,750
	Republic Services Inc.	2.900%	7/1/26	12,225	12,058
	Republic Services Inc.	3.375%	11/15/27	75	74
	Republic Services Inc.	4.875%	4/1/29	2,000	2,044
	Republic Services Inc.	5.000%	11/15/29	7,495	7,708
	Republic Services Inc.	2.300%	3/1/30	9,075	8,309
	Republic Services Inc.	4.750%	7/15/30	1,311	1,336
	Republic Services Inc.	1.450%	2/15/31	18,500	15,785
	Republic Services Inc.	1.750%	2/15/32	14,325	12,056
	Republic Services Inc.	5.000%	4/1/34	13,300	13,496
	Republic Services Inc.	5.150%	3/15/35	13,815	14,078
	Republic Services Inc.	6.200%	3/1/40	3,790	4,129
	Republic Services Inc.	5.700%	5/15/41	4,500	4,658
	Republic Services Inc.	3.050%	3/1/50	3,917	2,641
	Rockwell Automation Inc.	3.500%	3/1/29	3,088	3,012
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,160
	Rockwell Automation Inc.	4.200%	3/1/49	8,150	6,713
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,103
	RTX Corp.	5.750%	11/8/26	11,500	11,713
	RTX Corp.	3.500%	3/15/27	25,665	25,361
	RTX Corp.	3.125%	5/4/27	15,919	15,614
	RTX Corp.	7.200%	8/15/27	1,010	1,072
	RTX Corp.	4.125%	11/16/28	47,193	47,021
	RTX Corp.	5.750%	1/15/29	2,690	2,818
	RTX Corp.	2.250%	7/1/30	11,625	10,510
	RTX Corp.	6.000%	3/15/31	5,000	5,371
	RTX Corp.	1.900%	9/1/31	10,600	9,071
	RTX Corp.	2.375%	3/15/32	5,680	4,943
	RTX Corp.	5.150%	2/27/33	23,250	23,756
	RTX Corp.	6.100%	3/15/34	18,864	20,387
	RTX Corp.	5.400%	5/1/35	3,225	3,318
	RTX Corp.	6.050%	6/1/36	7,390	7,979
	RTX Corp.	6.125%	7/15/38	4,375	4,719
	RTX Corp.	4.450%	11/16/38	16,346	15,070
	RTX Corp.	4.875%	10/15/40	450	423
	RTX Corp.	4.700%	12/15/41	7,075	6,413
	RTX Corp.	4.500%	6/1/42	24,798	21,962
	RTX Corp.	4.800%	12/15/43	2,325	2,100
	RTX Corp.	4.150%	5/15/45	8,650	7,094
	RTX Corp.	3.750%	11/1/46	14,194	10,827
	RTX Corp.	4.350%	4/15/47	10,625	8,874
	RTX Corp.	4.050%	5/4/47	13,950	11,110
	RTX Corp.	4.625%	11/16/48	10,350	8,913
	RTX Corp.	3.125%	7/1/50	11,400	7,545
	RTX Corp.	2.820%	9/1/51	15,695	9,674
	RTX Corp.	3.030%	3/15/52	18,600	11,911
	RTX Corp.	5.375%	2/27/53	22,375	21,395
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.400%	3/15/54	21,483	23,524
[3]	Ryder System Inc.	1.750%	9/1/26	2,175	2,110
[3]	Ryder System Inc.	2.900%	12/1/26	11,185	10,932
[3]	Ryder System Inc.	2.850%	3/1/27	1,230	1,199
[3]	Ryder System Inc.	5.300%	3/15/27	7,500	7,612
[3]	Ryder System Inc.	5.650%	3/1/28	5,300	5,476
[3]	Ryder System Inc.	5.250%	6/1/28	8,160	8,371
	Ryder System Inc.	6.300%	12/1/28	3,000	3,180
[3]	Ryder System Inc.	5.375%	3/15/29	13,975	14,374
[3]	Ryder System Inc.	5.500%	6/1/29	3,430	3,549
[3]	Ryder System Inc.	4.950%	9/1/29	2,000	2,035
[3]	Ryder System Inc.	4.900%	12/1/29	9,735	9,879
	Ryder System Inc.	5.000%	3/15/30	2,118	2,147
[3]	Ryder System Inc.	4.850%	6/15/30	3,200	3,229
	Ryder System Inc.	6.600%	12/1/33	18,000	19,788
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,403
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,841
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,581
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,469
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	8,545
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	14,065
	Textron Inc.	3.650%	3/15/27	18,682	18,446
	Textron Inc.	3.375%	3/1/28	5,500	5,364
	Textron Inc.	2.450%	3/15/31	3,145	2,791
	Textron Inc.	6.100%	11/15/33	6,900	7,354
	Textron Inc.	5.500%	5/15/35	5,685	5,769
	Timken Co.	4.500%	12/15/28	7,320	7,338
	Timken Co.	4.125%	4/1/32	3,628	3,402
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,915	12,702
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,000	6,186
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,620	2,658
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,050	2,694
	Trane Technologies Financing Ltd.	4.500%	3/21/49	3,475	2,907
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,937
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	731
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,433
	Trimble Inc.	4.900%	6/15/28	4,000	4,062
	Triton Container International Ltd.	3.250%	3/15/32	6,300	5,466
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,889
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,292
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,208
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,320
	Union Pacific Corp.	3.000%	4/15/27	19,123	18,774
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,975
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,919
	Union Pacific Corp.	2.400%	2/5/30	4,655	4,296
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,312
	Union Pacific Corp.	2.800%	2/14/32	2,427	2,189
	Union Pacific Corp.	5.100%	2/20/35	11,124	11,306
	Union Pacific Corp.	2.891%	4/6/36	7,432	6,154
	Union Pacific Corp.	3.600%	9/15/37	4,044	3,513
	Union Pacific Corp.	3.200%	5/20/41	17,342	13,259
	Union Pacific Corp.	3.350%	8/15/46	6,900	4,967
	Union Pacific Corp.	3.250%	2/5/50	27,413	18,926
	Union Pacific Corp.	2.950%	3/10/52	16,340	10,403
	Union Pacific Corp.	3.500%	2/14/53	8,500	6,014
	Union Pacific Corp.	3.950%	8/15/59	5,150	3,799
	Union Pacific Corp.	3.839%	3/20/60	16,132	11,607
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,015
	Union Pacific Corp.	2.973%	9/16/62	17,396	10,113
	Union Pacific Corp.	4.100%	9/15/67	5,726	4,217
	Union Pacific Corp.	3.750%	2/5/70	5,500	3,725
	Union Pacific Corp.	3.799%	4/6/71	21,154	14,484
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,415
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,228	1,207
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	13,012	13,277
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	15,285	15,591
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	5,452	5,427
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,358	2,287
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	14,276	13,641
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,756	2,602
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	221	208
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,973	1,889
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	3,633	3,246
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	11,896	12,005
	United Parcel Service Inc.	2.400%	11/15/26	14,492	14,161
	United Parcel Service Inc.	3.400%	3/15/29	27,550	26,863
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,157
	United Parcel Service Inc.	4.650%	10/15/30	3,000	3,041
	United Parcel Service Inc.	4.875%	3/3/33	30,000	30,491
	United Parcel Service Inc.	5.150%	5/22/34	8,000	8,199
	United Parcel Service Inc.	5.250%	5/14/35	3,575	3,651
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,520
	United Parcel Service Inc.	5.200%	4/1/40	13,700	13,446
	United Parcel Service Inc.	4.875%	11/15/40	5,002	4,729
	United Parcel Service Inc.	3.625%	10/1/42	6,400	4,984
	United Parcel Service Inc.	3.400%	11/15/46	1,725	1,243
	United Parcel Service Inc.	3.750%	11/15/47	375	284
	United Parcel Service Inc.	4.250%	3/15/49	4,961	4,028
	United Parcel Service Inc.	3.400%	9/1/49	7,485	5,226
	United Parcel Service Inc.	5.300%	4/1/50	2,600	2,462
	United Parcel Service Inc.	5.050%	3/3/53	28,250	25,693
	United Parcel Service Inc.	5.950%	5/14/55	10,172	10,444
	United Parcel Service Inc.	5.600%	5/22/64	9,340	9,004
	United Parcel Service Inc.	6.050%	5/14/65	5,195	5,318
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,296
	Valmont Industries Inc.	5.250%	10/1/54	3,275	2,955
	Veralto Corp.	5.500%	9/18/26	8,000	8,096
	Veralto Corp.	5.350%	9/18/28	8,000	8,247
	Veralto Corp.	5.450%	9/18/33	8,000	8,249
	Vontier Corp.	2.400%	4/1/28	5,000	4,715
	Vontier Corp.	2.950%	4/1/31	6,000	5,370
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,251
	Waste Connections Inc.	3.500%	5/1/29	16,870	16,497
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,885
	Waste Connections Inc.	2.200%	1/15/32	12,900	11,132
	Waste Connections Inc.	3.200%	6/1/32	5,000	4,565
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,785
	Waste Connections Inc.	5.000%	3/1/34	4,400	4,443
	Waste Connections Inc.	5.250%	9/1/35	4,975	5,084
	Waste Connections Inc.	3.050%	4/1/50	6,075	3,995
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,025
	Waste Management Inc.	4.950%	7/3/27	5,500	5,595
	Waste Management Inc.	3.150%	11/15/27	2,021	1,980
	Waste Management Inc.	1.150%	3/15/28	5,000	4,636
	Waste Management Inc.	4.500%	3/15/28	10,900	11,014
	Waste Management Inc.	4.875%	2/15/29	13,096	13,415
	Waste Management Inc.	2.000%	6/1/29	2,000	1,845
	Waste Management Inc.	4.650%	3/15/30	16,750	16,989
	Waste Management Inc.	1.500%	3/15/31	17,595	15,054
	Waste Management Inc.	4.950%	7/3/31	5,000	5,134
	Waste Management Inc.	4.800%	3/15/32	12,200	12,396
	Waste Management Inc.	4.150%	4/15/32	10,000	9,791
	Waste Management Inc.	4.625%	2/15/33	15,000	15,025
	Waste Management Inc.	4.875%	2/15/34	14,382	14,585
	Waste Management Inc.	4.950%	3/15/35	17,525	17,600
	Waste Management Inc.	2.950%	6/1/41	6,300	4,665
	Waste Management Inc.	4.100%	3/1/45	5,000	4,169
	Waste Management Inc.	2.500%	11/15/50	8,095	4,817
	Waste Management Inc.	5.350%	10/15/54	8,750	8,439
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	11,129
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	16,175	16,267
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	2,325	2,356
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	13,600	13,800
	WW Grainger Inc.	4.600%	6/15/45	17,800	15,723
	WW Grainger Inc.	3.750%	5/15/46	3,707	2,877
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,522
	Xylem Inc.	3.250%	11/1/26	17,950	17,685
	Xylem Inc.	1.950%	1/30/28	8,000	7,562
	Xylem Inc.	2.250%	1/30/31	4,275	3,791
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xylem Inc.	4.375%	11/1/46	4,480	3,673
					5,646,798
Materials (0.7%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,803
	Air Products and Chemicals Inc.	4.600%	2/8/29	6,500	6,597
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,150	10,071
	Air Products and Chemicals Inc.	4.750%	2/8/31	7,900	8,036
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,950	4,989
	Air Products and Chemicals Inc.	4.850%	2/8/34	10,000	10,024
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	7,678
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	9,199
	Albemarle Corp.	4.650%	6/1/27	5,130	5,113
	Albemarle Corp.	5.050%	6/1/32	5,730	5,514
	Albemarle Corp.	5.450%	12/1/44	3,240	2,707
	Albemarle Corp.	5.650%	6/1/52	5,455	4,573
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,455
	Amcor Finance USA Inc.	5.625%	5/26/33	8,000	8,291
[8]	Amcor Flexibles North America Inc.	4.800%	3/17/28	4,367	4,400
[8]	Amcor Flexibles North America Inc.	5.100%	3/17/30	5,832	5,931
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	9,399
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,507
[8]	Amcor Flexibles North America Inc.	5.500%	3/17/35	10,082	10,232
	Amcor Group Finance plc	5.450%	5/23/29	5,965	6,135
[8]	Amrize Finance US LLC	4.600%	4/7/27	1,828	1,836
[8]	Amrize Finance US LLC	4.700%	4/7/28	1,828	1,844
[8]	Amrize Finance US LLC	4.950%	4/7/30	2,579	2,613
[8]	Amrize Finance US LLC	5.400%	4/7/35	16,893	17,141
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,750	8,374
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	7,014
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,895
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,951
	ArcelorMittal SA	6.800%	11/29/32	10,130	11,135
	ArcelorMittal SA	6.000%	6/17/34	6,770	7,100
	ArcelorMittal SA	7.000%	10/15/39	7,811	8,647
	ArcelorMittal SA	6.750%	3/1/41	5,695	6,012
	ArcelorMittal SA	6.350%	6/17/54	5,700	5,772
	Barrick Mining Corp.	6.450%	10/15/35	1,050	1,153
	Barrick North America Finance LLC	5.700%	5/30/41	19,250	19,355
	Barrick North America Finance LLC	5.750%	5/1/43	3,600	3,633
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,367
	Berry Global Inc.	1.650%	1/15/27	8,000	7,674
	Berry Global Inc.	5.500%	4/15/28	16,160	16,579
	Berry Global Inc.	5.800%	6/15/31	23,125	24,319
	Berry Global Inc.	5.650%	1/15/34	13,000	13,444
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,000	10,119
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	12,500	12,696
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	5,000	5,129
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	5,942	6,091
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	9,925	10,293
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,500	5,518
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	17,200	17,608
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	6,710	6,848
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	8,654
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	27,626
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,775	8,681
	Cabot Corp.	4.000%	7/1/29	2,800	2,734
	Cabot Corp.	5.000%	6/30/32	3,500	3,498
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,009
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	10,124
	Carlisle Cos. Inc.	2.200%	3/1/32	6,100	5,162
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,753
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	4,300	3,749
	CF Industries Inc.	5.150%	3/15/34	8,500	8,466
	CF Industries Inc.	4.950%	6/1/43	8,000	7,115
	CF Industries Inc.	5.375%	3/15/44	8,000	7,431
	CRH America Finance Inc.	5.400%	5/21/34	11,160	11,441
	CRH America Finance Inc.	5.500%	1/9/35	16,000	16,404
	CRH America Finance Inc.	5.875%	1/9/55	4,000	4,078
	CRH SMW Finance DAC	5.200%	5/21/29	10,160	10,415
97

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CRH SMW Finance DAC	5.125%	1/9/30	11,900	12,195
Dow Chemical Co.	4.800%	11/30/28	10,500	10,652
Dow Chemical Co.	7.375%	11/1/29	2,514	2,788
Dow Chemical Co.	2.100%	11/15/30	6,623	5,839
Dow Chemical Co.	6.300%	3/15/33	5,000	5,380
Dow Chemical Co.	5.150%	2/15/34	6,245	6,248
Dow Chemical Co.	4.250%	10/1/34	7,135	6,551
Dow Chemical Co.	9.400%	5/15/39	5,766	7,554
Dow Chemical Co.	5.250%	11/15/41	6,060	5,537
Dow Chemical Co.	4.375%	11/15/42	17,789	14,483
Dow Chemical Co.	4.625%	10/1/44	6,019	4,954
Dow Chemical Co.	5.550%	11/30/48	9,975	9,153
Dow Chemical Co.	4.800%	5/15/49	7,600	6,210
Dow Chemical Co.	3.600%	11/15/50	12,100	8,195
Dow Chemical Co.	5.600%	2/15/54	8,825	8,039
Dow Chemical Co.	5.950%	3/15/55	4,892	4,663
DuPont de Nemours Inc.	4.725%	11/15/28	25,025	25,419
DuPont de Nemours Inc.	5.319%	11/15/38	11,221	11,615
DuPont de Nemours Inc.	5.419%	11/15/48	22,540	22,719
Eagle Materials Inc.	2.500%	7/1/31	5,000	4,437
Eastman Chemical Co.	4.500%	12/1/28	5,389	5,403
Eastman Chemical Co.	5.000%	8/1/29	2,383	2,417
Eastman Chemical Co.	5.750%	3/8/33	26,182	27,256
Eastman Chemical Co.	5.625%	2/20/34	67,224	68,495
Eastman Chemical Co.	4.800%	9/1/42	5,150	4,525
Eastman Chemical Co.	4.650%	10/15/44	9,426	7,966
Ecolab Inc.	2.700%	11/1/26	11,972	11,752
Ecolab Inc.	1.650%	2/1/27	2,000	1,926
Ecolab Inc.	3.250%	12/1/27	4,225	4,146
Ecolab Inc.	5.250%	1/15/28	1,900	1,956
Ecolab Inc.	4.300%	6/15/28	2,125	2,141
Ecolab Inc.	4.800%	3/24/30	3,500	3,586
Ecolab Inc.	1.300%	1/30/31	5,500	4,674
Ecolab Inc.	2.125%	2/1/32	7,000	6,039
Ecolab Inc.	3.950%	12/1/47	2,000	1,593
Ecolab Inc.	2.125%	8/15/50	2,500	1,358
Ecolab Inc.	2.700%	12/15/51	9,850	6,042
Ecolab Inc.	2.750%	8/18/55	3,202	1,909
EIDP Inc.	2.300%	7/15/30	5,000	4,555
EIDP Inc.	5.125%	5/15/32	2,225	2,267
EIDP Inc.	4.800%	5/15/33	8,300	8,254
FMC Corp.	3.200%	10/1/26	7,590	7,450
FMC Corp.	3.450%	10/1/29	11,277	10,505
FMC Corp.	5.650%	5/18/33	6,300	6,230
FMC Corp.	4.500%	10/1/49	4,000	2,956
Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,804
Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	7,213
Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	5,271
Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,931
Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,315
Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,443
Freeport-McMoRan Inc.	5.400%	11/14/34	9,000	9,146
Freeport-McMoRan Inc.	5.450%	3/15/43	19,740	18,689
Georgia-Pacific LLC	7.750%	11/15/29	1,750	1,992
Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,445
Gerdau Trade Inc.	5.750%	6/9/35	5,600	5,603
Huntsman International LLC	4.500%	5/1/29	6,479	6,143
Huntsman International LLC	2.950%	6/15/31	12,800	10,760
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	4,041
International Flavors & Fragrances Inc.	5.000%	9/26/48	6,516	5,615
International Paper Co.	5.000%	9/15/35	4,094	4,030
International Paper Co.	7.300%	11/15/39	5,000	5,740
International Paper Co.	6.000%	11/15/41	11,332	11,499
International Paper Co.	4.800%	6/15/44	12,043	10,492
International Paper Co.	4.400%	8/15/47	2,800	2,255
International Paper Co.	4.350%	8/15/48	8,300	6,639
Kinross Gold Corp.	4.500%	7/15/27	467	468
Kinross Gold Corp.	6.250%	7/15/33	5,000	5,377
Linde Inc.	1.100%	8/10/30	5,000	4,300
Linde Inc.	3.550%	11/7/42	3,800	2,997
98

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	2.000%	8/10/50	10,500	5,507
	Lubrizol Corp.	6.500%	10/1/34	420	474
	LYB International Finance BV	5.250%	7/15/43	9,574	8,529
	LYB International Finance BV	4.875%	3/15/44	9,500	8,035
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,518
	LYB International Finance III LLC	5.625%	5/15/33	5,607	5,742
	LYB International Finance III LLC	5.500%	3/1/34	15,000	14,981
	LYB International Finance III LLC	6.150%	5/15/35	1,700	1,764
	LYB International Finance III LLC	3.375%	10/1/40	6,400	4,731
	LYB International Finance III LLC	4.200%	10/15/49	8,960	6,646
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,178
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,010
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,170
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,639
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,862
	Martin Marietta Materials Inc.	2.400%	7/15/31	16,000	14,105
	Martin Marietta Materials Inc.	5.150%	12/1/34	2,700	2,712
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,454
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,270	6,790
	Martin Marietta Materials Inc.	5.500%	12/1/54	10,425	10,047
	Mosaic Co.	4.050%	11/15/27	3,260	3,237
	Mosaic Co.	5.375%	11/15/28	4,400	4,517
	Mosaic Co.	5.450%	11/15/33	5,305	5,424
	Mosaic Co.	4.875%	11/15/41	4,945	4,399
	Mosaic Co.	5.625%	11/15/43	6,400	6,136
	NewMarket Corp.	2.700%	3/18/31	5,000	4,474
	Newmont Corp.	2.800%	10/1/29	15,830	14,971
	Newmont Corp.	3.250%	5/13/30	1,300	1,240
	Newmont Corp.	2.250%	10/1/30	13,531	12,216
	Newmont Corp.	2.600%	7/15/32	13,600	12,069
	Newmont Corp.	5.350%	3/15/34	70,360	72,218
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,153
	Newmont Corp.	6.250%	10/1/39	18,056	19,507
	Newmont Corp.	4.875%	3/15/42	12,639	11,765
	Newmont Corp.	5.450%	6/9/44	5,894	5,743
	Newmont Corp.	4.200%	5/13/50	3,600	2,909
	Nucor Corp.	4.300%	5/23/27	2,680	2,689
	Nucor Corp.	3.950%	5/1/28	2,700	2,689
	Nucor Corp.	2.700%	6/1/30	7,200	6,652
	Nucor Corp.	4.650%	6/1/30	4,389	4,423
	Nucor Corp.	3.125%	4/1/32	6,000	5,462
	Nucor Corp.	5.100%	6/1/35	3,040	3,050
	Nucor Corp.	6.400%	12/1/37	2,800	3,087
	Nucor Corp.	3.850%	4/1/52	5,000	3,793
	Nucor Corp.	2.979%	12/15/55	16,337	10,018
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,772
	Nutrien Ltd.	5.200%	6/21/27	4,000	4,060
	Nutrien Ltd.	4.900%	3/27/28	17,100	17,342
	Nutrien Ltd.	4.200%	4/1/29	10,000	9,902
	Nutrien Ltd.	2.950%	5/13/30	13,542	12,607
	Nutrien Ltd.	5.250%	3/12/32	51,247	52,200
	Nutrien Ltd.	5.400%	6/21/34	19,445	19,738
	Nutrien Ltd.	4.125%	3/15/35	5,525	5,039
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,824
	Nutrien Ltd.	4.900%	6/1/43	9,310	8,320
	Nutrien Ltd.	5.250%	1/15/45	14,308	13,204
	Nutrien Ltd.	5.000%	4/1/49	13,246	11,767
	Nutrien Ltd.	3.950%	5/13/50	11,000	8,187
	Nutrien Ltd.	5.800%	3/27/53	10,641	10,554
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,622
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,991
	Packaging Corp. of America	5.700%	12/1/33	3,500	3,654
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,217
	Packaging Corp. of America	3.050%	10/1/51	7,400	4,660
	PPG Industries Inc.	3.750%	3/15/28	8,000	7,901
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,555
	Reliance Inc.	2.150%	8/15/30	10,511	9,316
	Rio Tinto Alcan Inc.	6.125%	12/15/33	8,729	9,464
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,283
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,340	1,451
99

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,388
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	11,070
	Rio Tinto Finance USA plc	4.375%	3/12/27	1,171	1,177
	Rio Tinto Finance USA plc	4.500%	3/14/28	4,617	4,653
	Rio Tinto Finance USA plc	4.875%	3/14/30	8,287	8,450
	Rio Tinto Finance USA plc	5.000%	3/14/32	1,038	1,056
	Rio Tinto Finance USA plc	5.000%	3/9/33	20,400	20,672
	Rio Tinto Finance USA plc	5.250%	3/14/35	9,088	9,244
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,111
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,176
	Rio Tinto Finance USA plc	5.125%	3/9/53	22,535	20,730
	Rio Tinto Finance USA plc	5.750%	3/14/55	4,874	4,883
	Rio Tinto Finance USA plc	5.875%	3/14/65	3,233	3,250
	RPM International Inc.	3.750%	3/15/27	5,890	5,819
	RPM International Inc.	4.550%	3/1/29	2,575	2,571
	RPM International Inc.	2.950%	1/15/32	3,300	2,910
	RPM International Inc.	5.250%	6/1/45	3,892	3,594
	RPM International Inc.	4.250%	1/15/48	3,405	2,810
	Sherwin-Williams Co.	3.450%	6/1/27	26,435	26,078
[3]	Sherwin-Williams Co.	4.550%	3/1/28	4,500	4,539
	Sherwin-Williams Co.	4.800%	9/1/31	2,000	2,022
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,598
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	799
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	12,871
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	3,789
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	8,577	8,793
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	11,430	11,636
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	20,977	20,724
	Smurfit Westrock Financing DAC	5.418%	1/15/35	6,250	6,329
	Sonoco Products Co.	4.450%	9/1/26	3,250	3,247
	Sonoco Products Co.	2.250%	2/1/27	8,500	8,206
	Sonoco Products Co.	4.600%	9/1/29	23,750	23,695
	Sonoco Products Co.	3.125%	5/1/30	6,675	6,222
	Sonoco Products Co.	5.000%	9/1/34	8,050	7,834
	Sonoco Products Co.	5.750%	11/1/40	3,021	3,001
	Southern Copper Corp.	7.500%	7/27/35	9,725	11,177
	Southern Copper Corp.	6.750%	4/16/40	12,550	13,706
	Southern Copper Corp.	5.250%	11/8/42	19,245	17,907
	Southern Copper Corp.	5.875%	4/23/45	15,512	15,324
	Steel Dynamics Inc.	5.000%	12/15/26	2,882	2,885
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,016
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	15,792
	Steel Dynamics Inc.	3.250%	1/15/31	4,115	3,837
	Steel Dynamics Inc.	5.375%	8/15/34	3,440	3,490
	Steel Dynamics Inc.	5.250%	5/15/35	5,850	5,854
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	2,971
	Steel Dynamics Inc.	5.750%	5/15/55	3,334	3,231
	Suzano Austria GmbH	2.500%	9/15/28	500	465
	Suzano Austria GmbH	6.000%	1/15/29	22,350	23,014
	Suzano Austria GmbH	5.000%	1/15/30	7,450	7,436
	Suzano Austria GmbH	3.750%	1/15/31	13,400	12,535
[3]	Suzano Austria GmbH	3.125%	1/15/32	15,950	14,064
	Suzano International Finance BV	5.500%	1/17/27	7,435	7,516
	Vale Overseas Ltd.	3.750%	7/8/30	26,100	24,641
	Vale Overseas Ltd.	6.125%	6/12/33	15,550	16,296
	Vale Overseas Ltd.	6.875%	11/21/36	14,269	15,485
	Vale Overseas Ltd.	6.875%	11/10/39	9,915	10,751
	Vale Overseas Ltd.	6.400%	6/28/54	15,400	15,158
	Vale SA	5.625%	9/11/42	9,097	8,824
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,672
	Vulcan Materials Co.	4.950%	12/1/29	3,605	3,674
	Vulcan Materials Co.	3.500%	6/1/30	5,454	5,219
	Vulcan Materials Co.	5.350%	12/1/34	6,750	6,868
	Vulcan Materials Co.	4.500%	6/15/47	6,237	5,258
	Vulcan Materials Co.	4.700%	3/1/48	5,100	4,413
	Vulcan Materials Co.	5.700%	12/1/54	10,090	10,019
	Westlake Corp.	3.600%	8/15/26	7,804	7,724
	Westlake Corp.	3.375%	6/15/30	3,000	2,832
	Westlake Corp.	2.875%	8/15/41	3,600	2,436
	Westlake Corp.	5.000%	8/15/46	13,510	11,671
100

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westlake Corp.	4.375%	11/15/47	975	760
Westlake Corp.	3.125%	8/15/51	6,300	3,877
Westlake Corp.	3.375%	8/15/61	4,700	2,792
WestRock MWV LLC	8.200%	1/15/30	4,304	4,926
WestRock MWV LLC	7.950%	2/15/31	3,000	3,474
WRKCo Inc.	3.375%	9/15/27	9,950	9,724
WRKCo Inc.	4.000%	3/15/28	5,375	5,324
WRKCo Inc.	3.900%	6/1/28	2,300	2,270
WRKCo Inc.	4.900%	3/15/29	17,990	18,222
WRKCo Inc.	4.200%	6/1/32	4,550	4,372
WRKCo Inc.	3.000%	6/15/33	6,000	5,246
Yamana Gold Inc.	2.630%	8/15/31	4,611	4,069
				2,334,923
Real Estate (0.9%)
Agree LP	2.000%	6/15/28	7,475	7,007
Agree LP	4.800%	10/1/32	2,700	2,672
Agree LP	2.600%	6/15/33	3,650	3,037
Agree LP	5.625%	6/15/34	4,731	4,847
Agree LP	5.600%	6/15/35	4,350	4,428
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,987
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,371
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	967
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,723
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,263
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	12,479
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,897
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	19,653
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,400	3,255
Alexandria Real Estate Equities Inc.	5.250%	5/15/36	7,800	7,646
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,116
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,311	6,131
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,245
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	19,000	12,791
Alexandria Real Estate Equities Inc.	5.150%	4/15/53	3,615	3,166
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,755	6,320
American Assets Trust LP	3.375%	2/1/31	4,996	4,477
American Assets Trust LP	6.150%	10/1/34	6,000	6,000
American Homes 4 Rent LP	4.250%	2/15/28	2,015	2,003
American Homes 4 Rent LP	4.900%	2/15/29	6,193	6,261
American Homes 4 Rent LP	4.950%	6/15/30	5,000	5,049
American Homes 4 Rent LP	3.625%	4/15/32	12,219	11,278
American Homes 4 Rent LP	5.500%	2/1/34	6,720	6,834
American Homes 4 Rent LP	5.500%	7/15/34	5,797	5,871
American Homes 4 Rent LP	5.250%	3/15/35	6,000	5,959
American Homes 4 Rent LP	3.375%	7/15/51	3,000	1,980
American Tower Corp.	1.450%	9/15/26	4,700	4,541
American Tower Corp.	3.375%	10/15/26	18,670	18,436
American Tower Corp.	3.125%	1/15/27	20,295	19,898
American Tower Corp.	3.650%	3/15/27	6,000	5,928
American Tower Corp.	3.550%	7/15/27	7,860	7,745
American Tower Corp.	3.600%	1/15/28	2,219	2,179
American Tower Corp.	1.500%	1/31/28	8,680	8,084
American Tower Corp.	5.250%	7/15/28	2,800	2,870
American Tower Corp.	5.800%	11/15/28	8,416	8,781
American Tower Corp.	5.200%	2/15/29	10,000	10,239
American Tower Corp.	3.950%	3/15/29	9,750	9,559
American Tower Corp.	3.800%	8/15/29	13,110	12,748
American Tower Corp.	2.900%	1/15/30	8,090	7,538
American Tower Corp.	5.000%	1/31/30	3,230	3,292
American Tower Corp.	4.900%	3/15/30	4,580	4,647
American Tower Corp.	2.100%	6/15/30	7,000	6,221
American Tower Corp.	1.875%	10/15/30	16,200	14,088
American Tower Corp.	2.300%	9/15/31	7,000	6,076
American Tower Corp.	4.050%	3/15/32	6,000	5,730
American Tower Corp.	5.650%	3/15/33	4,250	4,425
American Tower Corp.	5.550%	7/15/33	23,450	24,194
American Tower Corp.	5.900%	11/15/33	4,000	4,226
American Tower Corp.	5.450%	2/15/34	2,416	2,484
American Tower Corp.	5.400%	1/31/35	24,005	24,515
101

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.700%	10/15/49	4,882	3,568
	American Tower Corp.	3.100%	6/15/50	821	538
	American Tower Corp.	2.950%	1/15/51	9,892	6,253
	Americold Realty Operating Partnership LP	5.600%	5/15/32	3,720	3,737
	Americold Realty Operating Partnership LP	5.409%	9/12/34	5,330	5,219
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,667
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,394
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,077
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,855
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	10,592
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,122
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	17,231
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,592
	AvalonBay Communities Inc.	5.300%	12/7/33	5,000	5,148
	AvalonBay Communities Inc.	5.350%	6/1/34	4,600	4,732
[6]	AvalonBay Communities Inc.	5.000%	8/1/35	4,550	4,525
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,970	2,341
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	808
	Boston Properties LP	2.750%	10/1/26	17,059	16,681
	Boston Properties LP	6.750%	12/1/27	19,000	19,950
	Boston Properties LP	4.500%	12/1/28	4,700	4,662
	Boston Properties LP	3.400%	6/21/29	5,440	5,159
	Boston Properties LP	2.900%	3/15/30	9,914	9,106
	Boston Properties LP	3.250%	1/30/31	12,630	11,573
	Boston Properties LP	2.450%	10/1/33	11,449	9,155
	Boston Properties LP	6.500%	1/15/34	2,920	3,127
	Boston Properties LP	5.750%	1/15/35	10,000	10,060
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,425	3,395
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,209
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,400	8,263
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	17,564
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,358
	Brixmor Operating Partnership LP	5.200%	4/1/32	2,820	2,848
	Brixmor Operating Partnership LP	5.500%	2/15/34	5,457	5,514
	Brixmor Operating Partnership LP	5.750%	2/15/35	4,550	4,672
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	2,063
	Camden Property Trust	4.100%	10/15/28	5,475	5,447
	Camden Property Trust	3.150%	7/1/29	10,165	9,711
	Camden Property Trust	2.800%	5/15/30	27,145	25,254
	Camden Property Trust	3.350%	11/1/49	1,550	1,100
	CBRE Services Inc.	5.500%	4/1/29	14,075	14,547
	CBRE Services Inc.	4.800%	6/15/30	3,400	3,414
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,421
	CBRE Services Inc.	5.950%	8/15/34	1,253	1,320
	CBRE Services Inc.	5.500%	6/15/35	5,850	5,891
	COPT Defense Properties LP	2.000%	1/15/29	4,400	4,008
	COPT Defense Properties LP	2.750%	4/15/31	5,100	4,512
	COPT Defense Properties LP	2.900%	12/1/33	10,650	8,789
	Cousins Properties LP	5.875%	10/1/34	5,700	5,866
	Crown Castle Inc.	1.050%	7/15/26	10,000	9,632
	Crown Castle Inc.	2.900%	3/15/27	3,060	2,979
	Crown Castle Inc.	3.650%	9/1/27	10,000	9,831
	Crown Castle Inc.	5.000%	1/11/28	1,780	1,798
	Crown Castle Inc.	3.800%	2/15/28	23,200	22,781
	Crown Castle Inc.	4.800%	9/1/28	7,000	7,042
	Crown Castle Inc.	4.300%	2/15/29	4,827	4,766
	Crown Castle Inc.	5.600%	6/1/29	4,000	4,131
	Crown Castle Inc.	4.900%	9/1/29	23,500	23,699
	Crown Castle Inc.	2.250%	1/15/31	26,143	22,744
	Crown Castle Inc.	2.100%	4/1/31	12,000	10,297
	Crown Castle Inc.	2.500%	7/15/31	28,000	24,431
	Crown Castle Inc.	5.100%	5/1/33	6,315	6,291
	Crown Castle Inc.	5.800%	3/1/34	4,900	5,076
	Crown Castle Inc.	5.200%	9/1/34	28,230	27,958
	Crown Castle Inc.	5.200%	2/15/49	7,750	6,925
	Crown Castle Inc.	4.150%	7/1/50	4,671	3,565
	Crown Castle Inc.	3.250%	1/15/51	15,000	9,777
	CubeSmart LP	3.125%	9/1/26	5,425	5,335
	CubeSmart LP	2.250%	12/15/28	7,100	6,619
	CubeSmart LP	4.375%	2/15/29	4,925	4,889
102

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CubeSmart LP	3.000%	2/15/30	1,850	1,724
CubeSmart LP	2.000%	2/15/31	600	520
CubeSmart LP	2.500%	2/15/32	10,330	8,884
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,282
Digital Realty Trust LP	5.550%	1/15/28	4,100	4,207
Digital Realty Trust LP	4.450%	7/15/28	8,283	8,294
Digital Realty Trust LP	3.600%	7/1/29	18,375	17,811
DOC DR LLC	4.300%	3/15/27	12,645	12,620
DOC DR LLC	3.950%	1/15/28	3,000	2,974
DOC DR LLC	2.625%	11/1/31	10,000	8,803
EPR Properties	4.500%	6/1/27	5,070	5,045
EPR Properties	4.950%	4/15/28	6,000	5,994
EPR Properties	3.750%	8/15/29	3,432	3,272
EPR Properties	3.600%	11/15/31	2,000	1,814
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	3,899	3,994
Equinix Inc.	2.900%	11/18/26	10,000	9,801
Equinix Inc.	1.800%	7/15/27	13,000	12,385
Equinix Inc.	1.550%	3/15/28	3,000	2,795
Equinix Inc.	2.000%	5/15/28	4,000	3,745
Equinix Inc.	3.200%	11/18/29	24,025	22,795
Equinix Inc.	2.150%	7/15/30	7,250	6,451
Equinix Inc.	2.500%	5/15/31	7,950	7,045
Equinix Inc.	3.900%	4/15/32	9,800	9,276
Equinix Inc.	3.000%	7/15/50	5,500	3,437
Equinix Inc.	2.950%	9/15/51	5,485	3,365
Equinix Inc.	3.400%	2/15/52	9,000	6,023
ERP Operating LP	2.850%	11/1/26	13,030	12,795
ERP Operating LP	3.500%	3/1/28	7,000	6,887
ERP Operating LP	4.150%	12/1/28	8,100	8,099
ERP Operating LP	3.000%	7/1/29	11,195	10,654
ERP Operating LP	2.500%	2/15/30	10,000	9,229
ERP Operating LP	4.950%	6/15/32	2,770	2,800
ERP Operating LP	4.650%	9/15/34	11,851	11,500
ERP Operating LP	4.500%	7/1/44	5,400	4,688
ERP Operating LP	4.500%	6/1/45	3,750	3,208
ERP Operating LP	4.000%	8/1/47	3,038	2,369
Essential Properties LP	2.950%	7/15/31	3,900	3,468
Essex Portfolio LP	1.700%	3/1/28	4,000	3,728
Essex Portfolio LP	4.000%	3/1/29	4,965	4,889
Essex Portfolio LP	3.000%	1/15/30	9,630	9,005
Essex Portfolio LP	1.650%	1/15/31	2,500	2,120
Essex Portfolio LP	2.550%	6/15/31	680	603
Essex Portfolio LP	2.650%	3/15/32	7,260	6,341
Essex Portfolio LP	5.500%	4/1/34	2,000	2,047
Essex Portfolio LP	5.375%	4/1/35	9,700	9,846
Essex Portfolio LP	4.500%	3/15/48	6,839	5,757
Essex Portfolio LP	2.650%	9/1/50	4,489	2,652
Extra Space Storage LP	3.500%	7/1/26	9,625	9,527
Extra Space Storage LP	3.875%	12/15/27	1,000	989
Extra Space Storage LP	5.700%	4/1/28	7,630	7,882
Extra Space Storage LP	3.900%	4/1/29	6,230	6,100
Extra Space Storage LP	4.000%	6/15/29	1,950	1,914
Extra Space Storage LP	5.500%	7/1/30	5,100	5,289
Extra Space Storage LP	2.200%	10/15/30	3,207	2,833
Extra Space Storage LP	5.900%	1/15/31	5,600	5,919
Extra Space Storage LP	2.550%	6/1/31	4,250	3,755
Extra Space Storage LP	2.400%	10/15/31	9,000	7,822
Extra Space Storage LP	2.350%	3/15/32	17,822	15,130
Extra Space Storage LP	5.400%	2/1/34	6,600	6,697
Extra Space Storage LP	5.350%	1/15/35	4,473	4,505
Extra Space Storage LP	5.400%	6/15/35	8,720	8,767
Federal Realty OP LP	3.250%	7/15/27	4,725	4,611
Federal Realty OP LP	5.375%	5/1/28	4,400	4,510
Federal Realty OP LP	3.200%	6/15/29	3,761	3,577
Federal Realty OP LP	3.500%	6/1/30	2,000	1,904
Federal Realty OP LP	4.500%	12/1/44	6,600	5,572
GLP Capital LP	5.750%	6/1/28	4,750	4,870
GLP Capital LP	5.300%	1/15/29	6,225	6,293
GLP Capital LP	4.000%	1/15/30	11,750	11,294
GLP Capital LP	4.000%	1/15/31	5,000	4,716
103

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	3.250%	1/15/32	10,000	8,821
	GLP Capital LP	6.750%	12/1/33	5,810	6,212
	GLP Capital LP	5.625%	9/15/34	8,000	7,978
	GLP Capital LP	6.250%	9/15/54	9,150	8,932
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,258
	Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,413
	Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	3,163
	Healthcare Realty Holdings LP	2.000%	3/15/31	13,900	11,908
	Healthpeak OP LLC	3.250%	7/15/26	5,000	4,940
	Healthpeak OP LLC	3.500%	7/15/29	12,729	12,289
	Healthpeak OP LLC	3.000%	1/15/30	10,300	9,660
	Healthpeak OP LLC	2.875%	1/15/31	6,350	5,791
	Healthpeak OP LLC	5.250%	12/15/32	10,700	10,878
	Healthpeak OP LLC	5.375%	2/15/35	5,865	5,925
	Healthpeak OP LLC	6.750%	2/1/41	1,046	1,146
	Highwoods Realty LP	3.875%	3/1/27	13,850	13,602
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,940
	Highwoods Realty LP	3.050%	2/15/30	11,000	10,046
	Highwoods Realty LP	2.600%	2/1/31	11,053	9,550
	Highwoods Realty LP	7.650%	2/1/34	3,260	3,686
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	9,574	9,035
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	17,025	15,826
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,382
	Host Hotels & Resorts LP	5.700%	7/1/34	6,900	6,937
	Host Hotels & Resorts LP	5.500%	4/15/35	7,900	7,820
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	8,780	8,219
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,576	1,630
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,548
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,635
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	3,028	3,080
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,005	6,615
	Invitation Homes Operating Partnership LP	4.875%	2/1/35	5,309	5,144
	Jones Lang LaSalle Inc.	6.875%	12/1/28	5,000	5,366
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,134
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,872
	Kilroy Realty LP	3.050%	2/15/30	10,025	9,071
	Kilroy Realty LP	2.500%	11/15/32	3,850	3,097
	Kilroy Realty LP	2.650%	11/15/33	11,760	9,241
	Kimco Realty OP LLC	2.800%	10/1/26	1,893	1,855
	Kimco Realty OP LLC	1.900%	3/1/28	16,200	15,326
	Kimco Realty OP LLC	2.700%	10/1/30	4,000	3,672
	Kimco Realty OP LLC	2.250%	12/1/31	3,000	2,599
	Kimco Realty OP LLC	3.200%	4/1/32	7,628	6,951
	Kimco Realty OP LLC	4.600%	2/1/33	9,110	8,974
	Kimco Realty OP LLC	6.400%	3/1/34	7,749	8,431
	Kimco Realty OP LLC	4.850%	3/1/35	5,760	5,638
	Kimco Realty OP LLC	4.250%	4/1/45	325	268
	Kimco Realty OP LLC	4.125%	12/1/46	400	317
	Kimco Realty OP LLC	4.450%	9/1/47	3,480	2,898
	Kimco Realty OP LLC	3.700%	10/1/49	6,021	4,373
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,830
	Kite Realty Group LP	4.950%	12/15/31	7,075	7,098
	Kite Realty Group LP	5.200%	8/15/32	2,625	2,647
	Kite Realty Group LP	5.500%	3/1/34	3,821	3,894
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,991
[6]	Ladder Capital Finance Holdings LLLP	5.500%	8/1/30	2,600	2,617
	LXP Industrial Trust	6.750%	11/15/28	3,300	3,493
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,236
	LXP Industrial Trust	2.375%	10/1/31	6,000	5,079
	Mid-America Apartments LP	1.100%	9/15/26	8,897	8,573
	Mid-America Apartments LP	3.600%	6/1/27	11,338	11,221
	Mid-America Apartments LP	3.950%	3/15/29	6,285	6,204
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,890
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,296
	Mid-America Apartments LP	5.300%	2/15/32	4,155	4,293
	Mid-America Apartments LP	5.000%	3/15/34	3,500	3,525
	Mid-America Apartments LP	4.950%	3/1/35	3,185	3,161
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,512
	National Health Investors Inc.	3.000%	2/1/31	8,500	7,546
	NNN REIT Inc.	3.600%	12/15/26	2,475	2,446
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NNN REIT Inc.	3.500%	10/15/27	1,050	1,032
	NNN REIT Inc.	4.300%	10/15/28	4,437	4,425
	NNN REIT Inc.	2.500%	4/15/30	8,375	7,636
[6]	NNN REIT Inc.	4.600%	2/15/31	5,100	5,073
	NNN REIT Inc.	5.500%	6/15/34	5,800	5,942
	NNN REIT Inc.	4.800%	10/15/48	2,275	1,963
	NNN REIT Inc.	3.100%	4/15/50	8,748	5,573
	NNN REIT Inc.	3.500%	4/15/51	7,200	4,955
	NNN REIT Inc.	3.000%	4/15/52	5,000	3,081
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	8,465
	Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	4,005
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	6,830
	Omega Healthcare Investors Inc.	5.200%	7/1/30	5,600	5,634
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	21,013
	Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,881
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,526
	Piedmont Operating Partnership LP	9.250%	7/20/28	5,138	5,723
	Piedmont Operating Partnership LP	6.875%	7/15/29	4,600	4,846
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	4,157
	Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,501
	Prologis LP	3.250%	10/1/26	3,825	3,779
	Prologis LP	2.125%	4/15/27	8,100	7,829
	Prologis LP	3.375%	12/15/27	2,485	2,442
	Prologis LP	4.875%	6/15/28	8,895	9,077
	Prologis LP	3.875%	9/15/28	2,500	2,476
	Prologis LP	4.000%	9/15/28	2,025	2,012
	Prologis LP	4.375%	2/1/29	4,000	4,026
	Prologis LP	2.875%	11/15/29	1,000	943
	Prologis LP	2.250%	4/15/30	14,009	12,737
	Prologis LP	1.750%	7/1/30	9,000	7,907
	Prologis LP	1.250%	10/15/30	8,000	6,839
	Prologis LP	1.750%	2/1/31	2,000	1,734
	Prologis LP	1.625%	3/15/31	8,377	7,154
	Prologis LP	2.250%	1/15/32	6,750	5,851
	Prologis LP	4.750%	6/15/33	16,700	16,631
	Prologis LP	5.125%	1/15/34	3,797	3,845
	Prologis LP	5.000%	3/15/34	14,828	14,861
	Prologis LP	5.000%	1/31/35	2,011	2,009
	Prologis LP	5.250%	5/15/35	6,000	6,078
	Prologis LP	4.375%	9/15/48	3,500	2,908
	Prologis LP	3.050%	3/1/50	4,800	3,133
	Prologis LP	3.000%	4/15/50	8,089	5,252
	Prologis LP	2.125%	10/15/50	11,618	6,174
	Prologis LP	5.250%	6/15/53	10,200	9,578
	Public Storage Operating Co.	1.500%	11/9/26	2,000	1,932
	Public Storage Operating Co.	3.094%	9/15/27	6,600	6,458
	Public Storage Operating Co.	1.850%	5/1/28	7,000	6,575
	Public Storage Operating Co.	1.950%	11/9/28	6,222	5,796
	Public Storage Operating Co.	5.125%	1/15/29	5,500	5,670
	Public Storage Operating Co.	3.385%	5/1/29	5,855	5,677
	Public Storage Operating Co.	4.375%	7/1/30	5,900	5,883
	Public Storage Operating Co.	2.300%	5/1/31	8,700	7,727
	Public Storage Operating Co.	2.250%	11/9/31	5,000	4,366
	Public Storage Operating Co.	5.100%	8/1/33	9,675	9,928
	Public Storage Operating Co.	5.000%	7/1/35	5,900	5,878
	Public Storage Operating Co.	5.350%	8/1/53	9,860	9,463
	Rayonier LP	2.750%	5/17/31	2,000	1,769
	Realty Income Corp.	4.125%	10/15/26	10,420	10,397
	Realty Income Corp.	3.000%	1/15/27	5,200	5,106
	Realty Income Corp.	3.200%	1/15/27	445	438
	Realty Income Corp.	3.950%	8/15/27	4,350	4,325
	Realty Income Corp.	3.400%	1/15/28	6,000	5,885
	Realty Income Corp.	3.650%	1/15/28	7,725	7,633
	Realty Income Corp.	2.100%	3/15/28	5,000	4,735
	Realty Income Corp.	2.200%	6/15/28	3,945	3,726
	Realty Income Corp.	4.750%	2/15/29	9,960	10,083
	Realty Income Corp.	3.250%	6/15/29	4,053	3,888
	Realty Income Corp.	4.000%	7/15/29	2,650	2,616
	Realty Income Corp.	3.100%	12/15/29	16,600	15,744
	Realty Income Corp.	3.400%	1/15/30	6,570	6,290
105

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.250%	1/15/31	15,696	14,699
	Realty Income Corp.	3.200%	2/15/31	6,547	6,082
	Realty Income Corp.	2.700%	2/15/32	4,050	3,570
	Realty Income Corp.	5.625%	10/13/32	1,150	1,203
	Realty Income Corp.	2.850%	12/15/32	7,000	6,129
	Realty Income Corp.	1.800%	3/15/33	13,000	10,486
	Realty Income Corp.	4.900%	7/15/33	2,500	2,492
	Realty Income Corp.	5.125%	2/15/34	8,970	9,074
	Realty Income Corp.	5.125%	4/15/35	7,230	7,240
	Realty Income Corp.	4.650%	3/15/47	7,155	6,224
	Realty Income Corp.	5.375%	9/1/54	5,050	4,843
	Regency Centers LP	3.600%	2/1/27	1,210	1,199
	Regency Centers LP	4.125%	3/15/28	1,375	1,371
	Regency Centers LP	2.950%	9/15/29	3,977	3,762
	Regency Centers LP	3.700%	6/15/30	5,000	4,832
	Regency Centers LP	5.250%	1/15/34	11,990	12,162
	Regency Centers LP	4.400%	2/1/47	5,650	4,727
	Regency Centers LP	4.650%	3/15/49	4,225	3,655
	Rexford Industrial Realty LP	5.000%	6/15/28	2,600	2,623
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,613
	Rexford Industrial Realty LP	2.150%	9/1/31	6,000	5,142
	Sabra Health Care LP	5.125%	8/15/26	12,500	12,517
	Sabra Health Care LP	3.900%	10/15/29	8,975	8,551
	Sabra Health Care LP	3.200%	12/1/31	3,500	3,123
	Safehold GL Holdings LLC	2.800%	6/15/31	2,000	1,790
	Safehold GL Holdings LLC	2.850%	1/15/32	9,800	8,531
	Safehold GL Holdings LLC	6.100%	4/1/34	1,200	1,250
	Safehold GL Holdings LLC	5.650%	1/15/35	5,328	5,319
	Simon Property Group LP	3.250%	11/30/26	10,986	10,834
	Simon Property Group LP	1.375%	1/15/27	2,500	2,394
	Simon Property Group LP	3.375%	6/15/27	17,557	17,291
	Simon Property Group LP	3.375%	12/1/27	4,700	4,614
	Simon Property Group LP	1.750%	2/1/28	10,250	9,669
	Simon Property Group LP	2.450%	9/13/29	22,561	20,963
	Simon Property Group LP	2.650%	7/15/30	11,500	10,605
	Simon Property Group LP	2.200%	2/1/31	6,800	6,025
	Simon Property Group LP	2.250%	1/15/32	8,435	7,279
	Simon Property Group LP	2.650%	2/1/32	7,500	6,607
	Simon Property Group LP	6.250%	1/15/34	5,500	5,981
	Simon Property Group LP	4.750%	9/26/34	11,235	10,937
	Simon Property Group LP	6.750%	2/1/40	4,000	4,526
	Simon Property Group LP	4.750%	3/15/42	1,448	1,303
	Simon Property Group LP	4.250%	10/1/44	2,613	2,154
	Simon Property Group LP	4.250%	11/30/46	4,700	3,823
	Simon Property Group LP	3.250%	9/13/49	14,333	9,626
	Simon Property Group LP	3.800%	7/15/50	15,450	11,435
	Simon Property Group LP	5.850%	3/8/53	7,333	7,339
	Simon Property Group LP	6.650%	1/15/54	5,500	6,066
	Store Capital LLC	4.500%	3/15/28	2,195	2,173
	Store Capital LLC	4.625%	3/15/29	10,500	10,326
[8]	Store Capital LLC	5.400%	4/30/30	2,750	2,782
	Store Capital LLC	2.750%	11/18/30	1,500	1,323
	Sun Communities Operating LP	4.200%	4/15/32	20,574	19,534
	Tanger Properties LP	3.125%	9/1/26	4,710	4,623
	Tanger Properties LP	3.875%	7/15/27	2,600	2,564
	Tanger Properties LP	2.750%	9/1/31	5,000	4,386
[3]	UDR Inc.	2.950%	9/1/26	7,465	7,338
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,176
[3]	UDR Inc.	3.500%	1/15/28	5,075	4,975
	UDR Inc.	3.000%	8/15/31	3,500	3,188
[3]	UDR Inc.	2.100%	8/1/32	1,500	1,242
[3]	UDR Inc.	1.900%	3/15/33	9,940	7,945
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,182
	UDR Inc.	5.125%	9/1/34	2,550	2,525
	UDR Inc.	3.100%	11/1/34	3,335	2,813
	Ventas Realty LP	3.250%	10/15/26	9,075	8,937
	Ventas Realty LP	3.850%	4/1/27	2,075	2,057
	Ventas Realty LP	4.000%	3/1/28	12,985	12,866
	Ventas Realty LP	3.000%	1/15/30	3,865	3,624
	Ventas Realty LP	4.750%	11/15/30	765	768
106

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	5.100%	7/15/32	5,525	5,589
Ventas Realty LP	5.625%	7/1/34	6,511	6,705
Ventas Realty LP	5.000%	1/15/35	9,547	9,383
Ventas Realty LP	5.700%	9/30/43	1,000	974
Ventas Realty LP	4.375%	2/1/45	9,262	7,571
Ventas Realty LP	4.875%	4/15/49	1,200	1,029
VICI Properties LP	4.750%	2/15/28	6,300	6,337
VICI Properties LP	4.950%	2/15/30	10,000	10,058
VICI Properties LP	5.125%	11/15/31	11,900	11,911
VICI Properties LP	5.125%	5/15/32	15,645	15,591
VICI Properties LP	5.750%	4/1/34	12,500	12,774
VICI Properties LP	5.625%	4/1/35	6,991	7,047
VICI Properties LP	5.625%	5/15/52	17,000	15,654
VICI Properties LP	6.125%	4/1/54	1,865	1,839
Welltower OP LLC	2.700%	2/15/27	9,262	9,055
Welltower OP LLC	4.250%	4/15/28	7,625	7,637
Welltower OP LLC	2.050%	1/15/29	2,933	2,717
Welltower OP LLC	4.125%	3/15/29	12,145	12,072
Welltower OP LLC	3.100%	1/15/30	3,731	3,533
Welltower OP LLC	4.500%	7/1/30	4,500	4,520
Welltower OP LLC	2.750%	1/15/31	16,750	15,309
Welltower OP LLC	2.800%	6/1/31	4,800	4,358
Welltower OP LLC	2.750%	1/15/32	12,175	10,870
Welltower OP LLC	3.850%	6/15/32	4,200	3,978
Welltower OP LLC	5.125%	7/1/35	5,625	5,644
Welltower OP LLC	6.500%	3/15/41	2,000	2,206
Welltower OP LLC	5.125%	3/15/43	950	878
Welltower OP LLC	4.950%	9/1/48	4,450	4,084
Weyerhaeuser Co.	4.000%	11/15/29	11,200	11,001
Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,800
Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,741
Weyerhaeuser Co.	3.375%	3/9/33	9,548	8,541
Weyerhaeuser Co.	4.000%	3/9/52	4,703	3,531
WP Carey Inc.	4.250%	10/1/26	2,350	2,344
WP Carey Inc.	3.850%	7/15/29	2,200	2,142
WP Carey Inc.	2.250%	4/1/33	13,242	10,786
				2,887,682
Technology (2.2%)
Accenture Capital Inc.	3.900%	10/4/27	12,700	12,665
Accenture Capital Inc.	4.050%	10/4/29	13,000	12,914
Accenture Capital Inc.	4.250%	10/4/31	25,835	25,569
Accenture Capital Inc.	4.500%	10/4/34	16,000	15,565
Adobe Inc.	2.150%	2/1/27	10,800	10,501
Adobe Inc.	4.850%	4/4/27	4,220	4,282
Adobe Inc.	4.750%	1/17/28	6,200	6,311
Adobe Inc.	4.950%	1/17/30	7,550	7,799
Adobe Inc.	2.300%	2/1/30	13,150	12,126
Adobe Inc.	5.300%	1/17/35	7,600	7,947
Advanced Micro Devices Inc.	4.319%	3/24/28	4,400	4,433
Advanced Micro Devices Inc.	3.924%	6/1/32	4,750	4,581
Amdocs Ltd.	2.538%	6/15/30	6,100	5,522
Analog Devices Inc.	3.500%	12/5/26	5,965	5,915
Analog Devices Inc.	3.450%	6/15/27	5,625	5,569
Analog Devices Inc.	4.250%	6/15/28	9,625	9,669
Analog Devices Inc.	1.700%	10/1/28	8,000	7,415
Analog Devices Inc.	4.500%	6/15/30	10,600	10,683
Analog Devices Inc.	2.100%	10/1/31	10,000	8,738
Analog Devices Inc.	2.800%	10/1/41	23,000	16,734
Analog Devices Inc.	2.950%	10/1/51	12,000	7,796
Apple Inc.	2.450%	8/4/26	24,982	24,559
Apple Inc.	2.050%	9/11/26	60,086	58,705
Apple Inc.	3.350%	2/9/27	240	238
Apple Inc.	3.200%	5/11/27	36,000	35,547
Apple Inc.	2.900%	9/12/27	37,855	37,051
Apple Inc.	1.200%	2/8/28	28,800	26,885
Apple Inc.	4.000%	5/10/28	11,000	11,037
Apple Inc.	4.000%	5/12/28	11,710	11,734
Apple Inc.	1.400%	8/5/28	12,571	11,649
Apple Inc.	2.200%	9/11/29	21,280	19,754
107

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.150%	5/10/30	4,973	5,024
	Apple Inc.	1.650%	5/11/30	18,500	16,477
	Apple Inc.	4.200%	5/12/30	7,900	7,936
	Apple Inc.	1.250%	8/20/30	11,000	9,544
	Apple Inc.	1.650%	2/8/31	27,800	24,275
	Apple Inc.	1.700%	8/5/31	19,000	16,517
	Apple Inc.	4.500%	5/12/32	6,415	6,495
	Apple Inc.	3.350%	8/8/32	26,800	25,282
	Apple Inc.	4.750%	5/12/35	14,275	14,389
	Apple Inc.	4.500%	2/23/36	7,069	7,043
	Apple Inc.	2.375%	2/8/41	24,150	16,868
	Apple Inc.	3.850%	5/4/43	34,463	28,840
	Apple Inc.	3.450%	2/9/45	28,078	21,781
	Apple Inc.	4.375%	5/13/45	30,889	27,309
	Apple Inc.	4.650%	2/23/46	66,300	60,622
	Apple Inc.	3.850%	8/4/46	31,680	25,647
	Apple Inc.	3.750%	9/12/47	12,824	10,109
	Apple Inc.	3.750%	11/13/47	12,160	9,585
	Apple Inc.	2.950%	9/11/49	24,768	16,629
	Apple Inc.	2.650%	5/11/50	37,820	23,696
	Apple Inc.	2.400%	8/20/50	29,726	17,597
	Apple Inc.	2.650%	2/8/51	14,368	8,926
	Apple Inc.	2.700%	8/5/51	18,000	11,263
	Apple Inc.	3.950%	8/8/52	18,500	14,731
	Apple Inc.	2.550%	8/20/60	11,952	6,888
	Apple Inc.	2.800%	2/8/61	24,665	14,598
	Apple Inc.	2.850%	8/5/61	10,000	5,987
	Apple Inc.	4.100%	8/8/62	1,550	1,221
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,988
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,403
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,665
	Applied Materials Inc.	5.850%	6/15/41	10,905	11,530
	Applied Materials Inc.	4.350%	4/1/47	11,000	9,421
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,073
	Arrow Electronics Inc.	3.875%	1/12/28	6,375	6,253
	Arrow Electronics Inc.	5.150%	8/21/29	19,188	19,502
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,518
	Arrow Electronics Inc.	5.875%	4/10/34	5,700	5,884
	Atlassian Corp.	5.250%	5/15/29	5,915	6,072
	Atlassian Corp.	5.500%	5/15/34	5,700	5,848
	Autodesk Inc.	3.500%	6/15/27	4,150	4,099
	Autodesk Inc.	2.850%	1/15/30	10,300	9,634
	Autodesk Inc.	2.400%	12/15/31	13,819	12,125
	Automatic Data Processing Inc.	1.700%	5/15/28	22,883	21,521
	Automatic Data Processing Inc.	1.250%	9/1/30	5,580	4,831
	Automatic Data Processing Inc.	4.750%	5/8/32	7,770	7,883
	Automatic Data Processing Inc.	4.450%	9/9/34	3,000	2,938
	Avnet Inc.	6.250%	3/15/28	5,000	5,195
	Avnet Inc.	3.000%	5/15/31	2,800	2,505
	Block Financial LLC	2.500%	7/15/28	2,000	1,885
	Block Financial LLC	3.875%	8/15/30	6,950	6,608
	Booz Allen Hamilton Inc.	5.950%	8/4/33	7,800	7,997
	Broadcom Corp.	3.875%	1/15/27	42,704	42,438
	Broadcom Inc.	3.459%	9/15/26	48,778	48,319
	Broadcom Inc.	5.050%	7/12/27	11,636	11,809
[8]	Broadcom Inc.	1.950%	2/15/28	8,000	7,545
	Broadcom Inc.	4.150%	2/15/28	5,690	5,675
	Broadcom Inc.	4.800%	4/15/28	18,370	18,637
	Broadcom Inc.	4.110%	9/15/28	20,000	19,917
[8]	Broadcom Inc.	4.000%	4/15/29	2,000	1,973
	Broadcom Inc.	4.750%	4/15/29	67,111	67,975
	Broadcom Inc.	5.050%	7/12/29	18,334	18,775
	Broadcom Inc.	4.350%	2/15/30	8,900	8,867
	Broadcom Inc.	5.000%	4/15/30	48,100	49,146
	Broadcom Inc.	5.050%	4/15/30	22,500	23,041
[8]	Broadcom Inc.	2.450%	2/15/31	53,750	48,062
	Broadcom Inc.	5.150%	11/15/31	5,752	5,917
[3]	Broadcom Inc.	4.550%	2/15/32	15,790	15,645
[8]	Broadcom Inc.	4.150%	4/15/32	14,000	13,480
	Broadcom Inc.	5.200%	4/15/32	13,540	13,918
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.300%	11/15/32	26,650	25,830
[8]	Broadcom Inc.	2.600%	2/15/33	18,000	15,400
[8]	Broadcom Inc.	3.419%	4/15/33	7,904	7,159
[8]	Broadcom Inc.	3.469%	4/15/34	39,978	35,660
	Broadcom Inc.	4.800%	10/15/34	10,000	9,876
[8]	Broadcom Inc.	3.137%	11/15/35	33,750	28,469
[8]	Broadcom Inc.	3.187%	11/15/36	32,100	26,608
[8]	Broadcom Inc.	4.926%	5/15/37	25,971	25,190
[8]	Broadcom Inc.	3.500%	2/15/41	25,343	20,050
[8]	Broadcom Inc.	3.750%	2/15/51	15,803	11,816
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,200	7,685
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	9,626
	Cadence Design Systems Inc.	4.200%	9/10/27	3,925	3,933
	Cadence Design Systems Inc.	4.300%	9/10/29	16,650	16,663
	Cadence Design Systems Inc.	4.700%	9/10/34	26,850	26,520
	CDW LLC	4.250%	4/1/28	8,481	8,411
	CDW LLC	3.250%	2/15/29	9,169	8,691
	CDW LLC	5.100%	3/1/30	3,778	3,811
	CDW LLC	5.550%	8/22/34	3,778	3,795
	CGI Inc.	1.450%	9/14/26	11,586	11,193
[8]	CGI Inc.	4.950%	3/14/30	8,700	8,790
	CGI Inc.	2.300%	9/14/31	4,600	3,985
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	15,445
	Cintas Corp. No. 2	4.200%	5/1/28	6,450	6,467
	Cintas Corp. No. 2	4.000%	5/1/32	9,700	9,367
	Cintas Corp. No. 2	6.150%	8/15/36	259	284
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,183
	Cisco Systems Inc.	4.800%	2/26/27	23,880	24,174
	Cisco Systems Inc.	4.550%	2/24/28	8,075	8,184
	Cisco Systems Inc.	4.850%	2/26/29	92,470	94,737
	Cisco Systems Inc.	4.750%	2/24/30	11,780	12,042
	Cisco Systems Inc.	4.950%	2/26/31	42,991	44,217
	Cisco Systems Inc.	4.950%	2/24/32	26,051	26,692
	Cisco Systems Inc.	5.050%	2/26/34	43,352	44,373
	Cisco Systems Inc.	5.100%	2/24/35	12,159	12,445
	Cisco Systems Inc.	5.900%	2/15/39	22,966	24,720
	Cisco Systems Inc.	5.500%	1/15/40	10,142	10,471
	Cisco Systems Inc.	5.300%	2/26/54	11,775	11,412
	Cisco Systems Inc.	5.500%	2/24/55	6,530	6,510
	Cisco Systems Inc.	5.350%	2/26/64	12,395	11,955
	Concentrix Corp.	6.600%	8/2/28	9,098	9,548
	Corning Inc.	4.700%	3/15/37	2,475	2,388
	Corning Inc.	5.750%	8/15/40	8,460	8,565
	Corning Inc.	4.750%	3/15/42	5,059	4,532
	Corning Inc.	5.350%	11/15/48	1,500	1,411
	Corning Inc.	5.850%	11/15/68	3,200	3,090
	Corning Inc.	5.450%	11/15/79	16,800	15,337
	Dell Inc.	6.500%	4/15/38	5,200	5,551
	Dell International LLC	4.900%	10/1/26	22,585	22,690
	Dell International LLC	6.100%	7/15/27	22,554	23,308
	Dell International LLC	5.250%	2/1/28	10,490	10,743
	Dell International LLC	4.750%	4/1/28	5,268	5,331
	Dell International LLC	5.300%	10/1/29	2,789	2,870
	Dell International LLC	4.350%	2/1/30	3,700	3,669
	Dell International LLC	5.000%	4/1/30	3,486	3,542
	Dell International LLC	6.200%	7/15/30	4,868	5,206
	Dell International LLC	5.300%	4/1/32	23,381	23,875
	Dell International LLC	5.750%	2/1/33	8,290	8,692
	Dell International LLC	4.850%	2/1/35	28,622	27,613
	Dell International LLC	5.500%	4/1/35	12,914	13,044
	Dell International LLC	8.100%	7/15/36	11,118	13,385
	Dell International LLC	3.375%	12/15/41	10,500	7,844
	Dell International LLC	8.350%	7/15/46	7,046	8,963
	Dell International LLC	3.450%	12/15/51	6,750	4,634
	DXC Technology Co.	1.800%	9/15/26	7,800	7,537
	DXC Technology Co.	2.375%	9/15/28	6,900	6,418
	Equifax Inc.	5.100%	6/1/28	31,800	32,412
	Equifax Inc.	4.800%	9/15/29	3,717	3,749
	Equifax Inc.	3.100%	5/15/30	10,310	9,642
	Equifax Inc.	2.350%	9/15/31	11,000	9,591
109

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,998
Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	6,320
Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	12,909
Fidelity National Information Services Inc.	5.100%	7/15/32	10,000	10,183
Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,615
Fidelity National Information Services Inc.	4.500%	8/15/46	300	246
Fiserv Inc.	3.200%	7/1/26	21,000	20,764
Fiserv Inc.	2.250%	6/1/27	13,700	13,197
Fiserv Inc.	5.450%	3/2/28	20,000	20,551
Fiserv Inc.	4.200%	10/1/28	11,000	10,943
Fiserv Inc.	3.500%	7/1/29	50,226	48,361
Fiserv Inc.	4.750%	3/15/30	12,200	12,293
Fiserv Inc.	2.650%	6/1/30	11,000	10,081
Fiserv Inc.	5.625%	8/21/33	21,887	22,729
Fiserv Inc.	5.450%	3/15/34	12,010	12,281
Fiserv Inc.	5.150%	8/12/34	15,090	15,125
Fiserv Inc.	4.400%	7/1/49	22,550	18,462
Flex Ltd.	4.875%	6/15/29	9,819	9,884
Flex Ltd.	4.875%	5/12/30	4,000	4,016
Flex Ltd.	5.250%	1/15/32	8,000	8,087
Fortinet Inc.	2.200%	3/15/31	5,000	4,403
Genpact Luxembourg Sarl	6.000%	6/4/29	4,125	4,276
Global Payments Inc.	2.150%	1/15/27	8,050	7,789
Global Payments Inc.	4.950%	8/15/27	1,105	1,118
Global Payments Inc.	4.450%	6/1/28	11,060	11,048
Global Payments Inc.	3.200%	8/15/29	2,500	2,364
Global Payments Inc.	2.900%	5/15/30	10,998	10,118
Global Payments Inc.	2.900%	11/15/31	11,600	10,260
Global Payments Inc.	5.400%	8/15/32	9,500	9,692
Global Payments Inc.	4.150%	8/15/49	9,635	7,140
Global Payments Inc.	5.950%	8/15/52	8,270	7,957
Hewlett Packard Enterprise Co.	4.450%	9/25/26	12,200	12,220
Hewlett Packard Enterprise Co.	4.400%	9/25/27	6,050	6,056
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,000	14,352
Hewlett Packard Enterprise Co.	4.550%	10/15/29	23,485	23,370
Hewlett Packard Enterprise Co.	4.850%	10/15/31	24,650	24,547
Hewlett Packard Enterprise Co.	5.000%	10/15/34	42,359	41,099
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,011	13,343
Hewlett Packard Enterprise Co.	5.600%	10/15/54	17,557	16,201
HP Inc.	3.000%	6/17/27	14,610	14,261
HP Inc.	4.750%	1/15/28	8,500	8,599
HP Inc.	4.000%	4/15/29	7,000	6,850
HP Inc.	5.400%	4/25/30	9,750	10,013
HP Inc.	3.400%	6/17/30	16,000	15,032
HP Inc.	2.650%	6/17/31	11,000	9,717
HP Inc.	4.200%	4/15/32	10,345	9,885
HP Inc.	6.100%	4/25/35	14,335	14,837
HP Inc.	6.000%	9/15/41	9,170	9,247
Hubbell Inc.	3.150%	8/15/27	3,425	3,343
Hubbell Inc.	3.500%	2/15/28	4,645	4,553
Hubbell Inc.	2.300%	3/15/31	3,000	2,659
IBM International Capital Pte. Ltd.	4.600%	2/5/29	6,000	6,059
IBM International Capital Pte. Ltd.	5.300%	2/5/54	7,692	7,186
Intel Corp.	3.750%	3/25/27	9,400	9,304
Intel Corp.	3.750%	8/5/27	5,500	5,427
Intel Corp.	4.875%	2/10/28	18,490	18,732
Intel Corp.	1.600%	8/12/28	10,830	9,948
Intel Corp.	4.000%	8/5/29	15,500	15,177
Intel Corp.	2.450%	11/15/29	41,000	37,488
Intel Corp.	5.125%	2/10/30	13,000	13,290
Intel Corp.	3.900%	3/25/30	23,505	22,785
Intel Corp.	4.150%	8/5/32	17,600	16,689
Intel Corp.	4.000%	12/15/32	13,700	12,836
Intel Corp.	5.200%	2/10/33	34,933	35,228
Intel Corp.	4.600%	3/25/40	3,274	2,876
Intel Corp.	2.800%	8/12/41	8,000	5,373
Intel Corp.	4.800%	10/1/41	12,072	10,533
Intel Corp.	4.250%	12/15/42	10,903	8,753
Intel Corp.	5.625%	2/10/43	4,000	3,797
Intel Corp.	4.900%	7/29/45	18,500	15,728
110

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.100%	5/19/46	21,725	16,310
	Intel Corp.	3.734%	12/8/47	19,850	13,978
	Intel Corp.	3.250%	11/15/49	44,204	27,971
	Intel Corp.	4.750%	3/25/50	11,259	9,176
	Intel Corp.	3.050%	8/12/51	7,300	4,337
	Intel Corp.	4.900%	8/5/52	25,000	20,662
	Intel Corp.	5.700%	2/10/53	33,686	31,320
	Intel Corp.	5.600%	2/21/54	10,000	9,162
	Intel Corp.	3.100%	2/15/60	10,100	5,654
	Intel Corp.	3.200%	8/12/61	17,900	10,154
	Intel Corp.	5.050%	8/5/62	17,696	14,402
	Intel Corp.	5.900%	2/10/63	13,365	12,563
	International Business Machines Corp.	1.700%	5/15/27	15,092	14,430
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,056
	International Business Machines Corp.	6.500%	1/15/28	50	53
	International Business Machines Corp.	4.500%	2/6/28	22,980	23,186
	International Business Machines Corp.	4.650%	2/10/28	14,400	14,565
	International Business Machines Corp.	3.500%	5/15/29	29,255	28,430
[3]	International Business Machines Corp.	4.800%	2/10/30	11,300	11,481
	International Business Machines Corp.	1.950%	5/15/30	32,620	29,097
[3]	International Business Machines Corp.	5.000%	2/10/32	14,400	14,692
	International Business Machines Corp.	4.750%	2/6/33	24,285	24,384
[3]	International Business Machines Corp.	5.200%	2/10/35	22,802	23,131
	International Business Machines Corp.	4.150%	5/15/39	10,697	9,422
	International Business Machines Corp.	2.850%	5/15/40	10,810	7,980
	International Business Machines Corp.	4.000%	6/20/42	21,966	18,192
	International Business Machines Corp.	4.700%	2/19/46	1,200	1,057
	International Business Machines Corp.	4.250%	5/15/49	40,865	32,922
	International Business Machines Corp.	2.950%	5/15/50	12,255	7,801
	International Business Machines Corp.	4.900%	7/27/52	7,054	6,250
	International Business Machines Corp.	5.100%	2/6/53	9,490	8,638
[3]	International Business Machines Corp.	5.700%	2/10/55	30,679	30,338
	Intuit Inc.	1.350%	7/15/27	4,500	4,266
	Intuit Inc.	1.650%	7/15/30	9,500	8,391
	Intuit Inc.	5.200%	9/15/33	10,000	10,350
	Intuit Inc.	5.500%	9/15/53	13,500	13,392
	Jabil Inc.	3.950%	1/12/28	6,000	5,937
	Jabil Inc.	3.600%	1/15/30	6,070	5,802
	Jabil Inc.	3.000%	1/15/31	10,500	9,576
	Juniper Networks Inc.	3.750%	8/15/29	9,025	8,772
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,869
	Juniper Networks Inc.	5.950%	3/15/41	8,680	8,639
	KLA Corp.	4.100%	3/15/29	11,041	11,029
	KLA Corp.	4.650%	7/15/32	5,000	5,029
	KLA Corp.	5.000%	3/15/49	5,125	4,745
	KLA Corp.	3.300%	3/1/50	25,025	17,347
	KLA Corp.	4.950%	7/15/52	12,460	11,341
	KLA Corp.	5.250%	7/15/62	8,080	7,567
	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	3,004
	Kyndryl Holdings Inc.	2.700%	10/15/28	4,600	4,345
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	6,049
	Kyndryl Holdings Inc.	6.350%	2/20/34	676	722
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,700	4,533
	Lam Research Corp.	4.000%	3/15/29	11,580	11,503
	Lam Research Corp.	1.900%	6/15/30	10,394	9,277
	Lam Research Corp.	4.875%	3/15/49	11,046	10,065
	Lam Research Corp.	2.875%	6/15/50	19,600	12,646
	Lam Research Corp.	3.125%	6/15/60	4,900	3,054
	Leidos Inc.	4.375%	5/15/30	700	690
	Leidos Inc.	2.300%	2/15/31	32,955	28,849
	Leidos Inc.	5.750%	3/15/33	5,512	5,750
	Leidos Inc.	5.500%	3/15/35	5,279	5,359
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,653
[3]	Marvell Technology Inc.	4.875%	6/22/28	5,708	5,777
	Marvell Technology Inc.	5.750%	2/15/29	4,675	4,865
	Marvell Technology Inc.	4.750%	7/15/30	3,400	3,415
	Marvell Technology Inc.	5.450%	7/15/35	4,100	4,130
	Microchip Technology Inc.	4.900%	3/15/28	9,400	9,510
	Microchip Technology Inc.	5.050%	3/15/29	44,082	44,766
	Microchip Technology Inc.	5.050%	2/15/30	7,150	7,254
111

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	5.375%	4/15/28	8,000	8,218
Micron Technology Inc.	5.327%	2/6/29	5,950	6,091
Micron Technology Inc.	6.750%	11/1/29	15,981	17,276
Micron Technology Inc.	4.663%	2/15/30	8,150	8,149
Micron Technology Inc.	5.300%	1/15/31	2,850	2,917
Micron Technology Inc.	2.703%	4/15/32	11,250	9,781
Micron Technology Inc.	5.875%	2/9/33	10,056	10,484
Micron Technology Inc.	5.800%	1/15/35	21,220	21,922
Micron Technology Inc.	6.050%	11/1/35	10,000	10,459
Micron Technology Inc.	3.366%	11/1/41	12,000	8,821
Micron Technology Inc.	3.477%	11/1/51	3,250	2,210
Microsoft Corp.	2.400%	8/8/26	41,560	40,862
Microsoft Corp.	3.400%	9/15/26	8,000	7,950
Microsoft Corp.	3.300%	2/6/27	51,038	50,532
Microsoft Corp.	3.400%	6/15/27	1,700	1,689
Microsoft Corp.	1.350%	9/15/30	3,800	3,326
Microsoft Corp.	3.500%	2/12/35	23,825	22,259
Microsoft Corp.	3.450%	8/8/36	46,559	41,811
Microsoft Corp.	4.100%	2/6/37	12,172	11,627
Microsoft Corp.	3.500%	11/15/42	2,500	2,024
Microsoft Corp.	3.700%	8/8/46	33,025	26,588
Microsoft Corp.	4.500%	6/15/47	8,930	8,091
Microsoft Corp.	2.525%	6/1/50	102,192	63,177
Microsoft Corp.	2.500%	9/15/50	16,100	9,877
Microsoft Corp.	2.921%	3/17/52	62,454	41,433
Microsoft Corp.	2.675%	6/1/60	86,288	50,979
Moody's Corp.	3.250%	1/15/28	5,500	5,385
Moody's Corp.	4.250%	2/1/29	4,000	4,001
Moody's Corp.	2.000%	8/19/31	31,750	27,554
Moody's Corp.	2.750%	8/19/41	6,000	4,229
Moody's Corp.	5.250%	7/15/44	5,515	5,254
Moody's Corp.	4.875%	12/17/48	4,000	3,568
Moody's Corp.	3.250%	5/20/50	3,225	2,171
Moody's Corp.	3.750%	2/25/52	5,000	3,717
Moody's Corp.	3.100%	11/29/61	8,400	5,202
Motorola Solutions Inc.	4.600%	2/23/28	9,917	9,986
Motorola Solutions Inc.	5.000%	4/15/29	1,650	1,678
Motorola Solutions Inc.	4.600%	5/23/29	7,300	7,339
Motorola Solutions Inc.	4.850%	8/15/30	6,825	6,901
Motorola Solutions Inc.	2.300%	11/15/30	8,500	7,554
Motorola Solutions Inc.	2.750%	5/24/31	5,700	5,121
Motorola Solutions Inc.	5.600%	6/1/32	4,200	4,370
Motorola Solutions Inc.	5.200%	8/15/32	2,700	2,746
Motorola Solutions Inc.	5.550%	8/15/35	10,250	10,453
Motorola Solutions Inc.	5.500%	9/1/44	5,495	5,376
NetApp Inc.	2.375%	6/22/27	4,000	3,846
NetApp Inc.	2.700%	6/22/30	19,176	17,515
NetApp Inc.	5.500%	3/17/32	9,678	9,982
NetApp Inc.	5.700%	3/17/35	8,727	8,964
Nokia OYJ	6.625%	5/15/39	5,250	5,445
Nordson Corp.	5.600%	9/15/28	2,500	2,578
Nordson Corp.	4.500%	12/15/29	6,150	6,153
Nordson Corp.	5.800%	9/15/33	4,987	5,275
NVIDIA Corp.	3.200%	9/16/26	12,155	12,045
NVIDIA Corp.	1.550%	6/15/28	13,000	12,162
NVIDIA Corp.	2.850%	4/1/30	14,018	13,294
NVIDIA Corp.	2.000%	6/15/31	13,000	11,533
NVIDIA Corp.	3.500%	4/1/40	10,800	9,095
NVIDIA Corp.	3.500%	4/1/50	34,760	25,989
NVIDIA Corp.	3.700%	4/1/60	3,507	2,577
NXP BV	3.150%	5/1/27	8,000	7,834
NXP BV	5.550%	12/1/28	5,000	5,163
NXP BV	4.300%	6/18/29	18,000	17,830
NXP BV	3.400%	5/1/30	11,240	10,642
NXP BV	2.500%	5/11/31	16,000	14,122
NXP BV	2.650%	2/15/32	18,910	16,444
NXP BV	3.250%	5/11/41	13,600	9,998
Oracle Corp.	2.650%	7/15/26	57,410	56,367
Oracle Corp.	2.800%	4/1/27	35,411	34,515
Oracle Corp.	2.300%	3/25/28	40,043	38,017
112

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.500%	5/6/28	2,756	2,771
	Oracle Corp.	4.800%	8/3/28	14,325	14,558
[3]	Oracle Corp.	4.200%	9/27/29	23,784	23,611
	Oracle Corp.	6.150%	11/9/29	12,700	13,552
	Oracle Corp.	2.950%	4/1/30	40,649	37,936
	Oracle Corp.	3.250%	5/15/30	10,000	9,443
	Oracle Corp.	2.875%	3/25/31	57,370	52,305
	Oracle Corp.	5.250%	2/3/32	18,338	18,814
	Oracle Corp.	6.250%	11/9/32	16,900	18,279
	Oracle Corp.	4.900%	2/6/33	6,800	6,816
	Oracle Corp.	4.300%	7/8/34	30,283	28,731
	Oracle Corp.	4.700%	9/27/34	19,135	18,581
	Oracle Corp.	3.900%	5/15/35	15,600	14,067
	Oracle Corp.	5.500%	8/3/35	30,956	31,643
	Oracle Corp.	3.850%	7/15/36	16,490	14,497
	Oracle Corp.	3.800%	11/15/37	10,400	8,896
	Oracle Corp.	6.500%	4/15/38	2,179	2,369
	Oracle Corp.	6.125%	7/8/39	5,092	5,351
	Oracle Corp.	3.600%	4/1/40	24,870	19,905
	Oracle Corp.	5.375%	7/15/40	40,800	39,831
	Oracle Corp.	3.650%	3/25/41	28,908	22,754
	Oracle Corp.	4.500%	7/8/44	11,844	9,980
	Oracle Corp.	4.125%	5/15/45	21,375	16,984
	Oracle Corp.	4.000%	7/15/46	35,033	27,016
	Oracle Corp.	4.000%	11/15/47	8,300	6,350
	Oracle Corp.	3.600%	4/1/50	70,020	48,935
	Oracle Corp.	3.950%	3/25/51	11,800	8,706
	Oracle Corp.	6.900%	11/9/52	22,255	24,747
	Oracle Corp.	5.550%	2/6/53	35,895	33,711
	Oracle Corp.	5.375%	9/27/54	23,016	21,011
	Oracle Corp.	6.000%	8/3/55	23,107	23,071
	Oracle Corp.	3.850%	4/1/60	48,674	33,541
	Oracle Corp.	4.100%	3/25/61	15,225	10,984
	Oracle Corp.	5.500%	9/27/64	8,515	7,745
	Oracle Corp.	6.125%	8/3/65	35,044	35,051
	Paychex Inc.	5.100%	4/15/30	16,300	16,691
	Paychex Inc.	5.350%	4/15/32	21,050	21,609
	Paychex Inc.	5.600%	4/15/35	12,510	12,930
	PayPal Holdings Inc.	2.650%	10/1/26	15,300	15,025
	PayPal Holdings Inc.	4.450%	3/6/28	2,747	2,770
	PayPal Holdings Inc.	2.850%	10/1/29	21,109	19,924
	PayPal Holdings Inc.	2.300%	6/1/30	16,750	15,243
	PayPal Holdings Inc.	5.150%	6/1/34	33,445	33,930
	PayPal Holdings Inc.	5.100%	4/1/35	4,317	4,331
	PayPal Holdings Inc.	3.250%	6/1/50	25,000	17,006
	PayPal Holdings Inc.	5.050%	6/1/52	1,000	922
	PayPal Holdings Inc.	5.500%	6/1/54	8,600	8,418
	PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,583
	Qorvo Inc.	4.375%	10/15/29	9,000	8,750
	QUALCOMM Inc.	3.250%	5/20/27	15,500	15,309
	QUALCOMM Inc.	1.300%	5/20/28	19,868	18,463
	QUALCOMM Inc.	2.150%	5/20/30	14,485	13,175
	QUALCOMM Inc.	1.650%	5/20/32	34,598	28,766
	QUALCOMM Inc.	4.750%	5/20/32	2,600	2,632
	QUALCOMM Inc.	5.400%	5/20/33	7,675	8,092
	QUALCOMM Inc.	5.000%	5/20/35	15,000	15,110
	QUALCOMM Inc.	4.800%	5/20/45	18,120	16,509
	QUALCOMM Inc.	4.300%	5/20/47	15,420	12,930
	QUALCOMM Inc.	3.250%	5/20/50	6,840	4,706
	QUALCOMM Inc.	4.500%	5/20/52	11,000	9,307
	QUALCOMM Inc.	6.000%	5/20/53	12,000	12,620
	Quanta Services Inc.	4.750%	8/9/27	13,800	13,917
	Quanta Services Inc.	2.900%	10/1/30	9,025	8,326
	Quanta Services Inc.	5.250%	8/9/34	8,100	8,198
	RELX Capital Inc.	4.000%	3/18/29	14,177	14,072
	RELX Capital Inc.	4.750%	3/27/30	3,516	3,563
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,275
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,360
	RELX Capital Inc.	5.250%	3/27/35	2,758	2,820
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,468
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roper Technologies Inc.	1.400%	9/15/27	17,709	16,664
	Roper Technologies Inc.	4.200%	9/15/28	7,225	7,206
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,725
	Roper Technologies Inc.	4.500%	10/15/29	4,800	4,808
	Roper Technologies Inc.	2.000%	6/30/30	13,776	12,244
	Roper Technologies Inc.	4.750%	2/15/32	2,375	2,380
	Roper Technologies Inc.	4.900%	10/15/34	11,400	11,252
	S&P Global Inc.	2.450%	3/1/27	6,000	5,839
	S&P Global Inc.	4.750%	8/1/28	8,865	8,991
	S&P Global Inc.	2.700%	3/1/29	14,000	13,271
	S&P Global Inc.	2.500%	12/1/29	5,300	4,930
	S&P Global Inc.	1.250%	8/15/30	7,400	6,373
	S&P Global Inc.	2.900%	3/1/32	16,000	14,536
	S&P Global Inc.	5.250%	9/15/33	15,000	15,573
	S&P Global Inc.	3.250%	12/1/49	6,500	4,579
	S&P Global Inc.	3.700%	3/1/52	7,820	5,897
	S&P Global Inc.	2.300%	8/15/60	7,950	4,056
	S&P Global Inc.	3.900%	3/1/62	5,545	4,135
	Salesforce Inc.	3.700%	4/11/28	17,050	16,939
	Salesforce Inc.	1.500%	7/15/28	11,500	10,688
	Salesforce Inc.	1.950%	7/15/31	21,000	18,408
	Salesforce Inc.	2.700%	7/15/41	14,930	10,728
	Salesforce Inc.	2.900%	7/15/51	22,073	14,111
	Salesforce Inc.	3.050%	7/15/61	14,205	8,682
	ServiceNow Inc.	1.400%	9/1/30	15,600	13,515
	Skyworks Solutions Inc.	3.000%	6/1/31	9,500	8,368
	Synopsys Inc.	4.550%	4/1/27	3,438	3,455
	Synopsys Inc.	4.650%	4/1/28	4,585	4,632
	Synopsys Inc.	4.850%	4/1/30	4,181	4,240
	Synopsys Inc.	5.000%	4/1/32	51,186	51,838
	Synopsys Inc.	5.150%	4/1/35	20,405	20,570
	Synopsys Inc.	5.700%	4/1/55	17,403	17,296
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,837
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,630
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	4,073
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,316
	Texas Instruments Inc.	2.900%	11/3/27	7,497	7,319
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,155
	Texas Instruments Inc.	2.250%	9/4/29	29,906	27,761
	Texas Instruments Inc.	4.500%	5/23/30	7,800	7,887
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,404
	Texas Instruments Inc.	4.900%	3/14/33	14,000	14,317
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,158
	Texas Instruments Inc.	4.150%	5/15/48	16,533	13,620
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,424
	Texas Instruments Inc.	4.100%	8/16/52	3,750	2,970
	Texas Instruments Inc.	5.000%	3/14/53	13,262	12,229
	Texas Instruments Inc.	5.150%	2/8/54	8,654	8,160
	Texas Instruments Inc.	5.050%	5/18/63	18,733	17,203
[3]	TR Finance LLC	5.500%	8/15/35	3,075	3,114
[3]	TR Finance LLC	5.850%	4/15/40	4,111	4,222
[3]	TR Finance LLC	5.650%	11/23/43	2,750	2,674
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	12,624
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,691
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,672
	TSMC Arizona Corp.	2.500%	10/25/31	24,400	21,898
	TSMC Arizona Corp.	4.250%	4/22/32	3,350	3,297
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,117
	TSMC Arizona Corp.	3.250%	10/25/51	16,850	12,153
	TSMC Arizona Corp.	4.500%	4/22/52	9,900	8,902
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	10,023
	Verisk Analytics Inc.	5.250%	6/5/34	10,250	10,457
	Verisk Analytics Inc.	5.250%	3/15/35	6,608	6,644
	Verisk Analytics Inc.	3.625%	5/15/50	13,900	9,911
	VMware LLC	1.400%	8/15/26	16,000	15,481
	VMware LLC	4.650%	5/15/27	17,000	17,100
	VMware LLC	3.900%	8/21/27	27,579	27,355
	VMware LLC	1.800%	8/15/28	8,000	7,401
	VMware LLC	4.700%	5/15/30	11,254	11,300
	VMware LLC	2.200%	8/15/31	16,300	14,144
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Digital Corp.	2.850%	2/1/29	5,095	4,733
	Western Digital Corp.	3.100%	2/1/32	5,500	4,872
	Workday Inc.	3.500%	4/1/27	14,875	14,688
	Workday Inc.	3.700%	4/1/29	3,200	3,126
	Workday Inc.	3.800%	4/1/32	10,512	9,881
	Xilinx Inc.	2.375%	6/1/30	8,300	7,605
					7,044,685
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	9,235
	AEP Texas Inc.	5.450%	5/15/29	5,000	5,168
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,980
	AEP Texas Inc.	5.400%	6/1/33	1,359	1,380
	AEP Texas Inc.	5.700%	5/15/34	8,650	8,841
	AEP Texas Inc.	3.800%	10/1/47	6,000	4,394
[3]	AEP Texas Inc.	4.150%	5/1/49	1,000	757
[3]	AEP Texas Inc.	3.450%	1/15/50	6,126	4,179
	AEP Texas Inc.	5.250%	5/15/52	1,450	1,305
	AEP Transmission Co. LLC	3.100%	12/1/26	3,000	2,955
	AEP Transmission Co. LLC	5.150%	4/1/34	2,500	2,530
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,217
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,598
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,516
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	2,925
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	6,035
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	3,250	2,387
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	5,200	3,172
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	5,042
	AEP Transmission Co. LLC	5.400%	3/15/53	905	874
	AES Corp.	5.450%	6/1/28	18,000	18,400
	AES Corp.	2.450%	1/15/31	12,500	10,928
	AES Corp.	5.800%	3/15/32	11,944	12,127
	Alabama Power Co.	3.750%	9/1/27	17,600	17,518
[3]	Alabama Power Co.	1.450%	9/15/30	8,800	7,628
	Alabama Power Co.	3.050%	3/15/32	7,000	6,385
	Alabama Power Co.	3.940%	9/1/32	11,365	10,895
	Alabama Power Co.	5.850%	11/15/33	6,000	6,394
	Alabama Power Co.	5.100%	4/2/35	11,818	11,913
	Alabama Power Co.	6.125%	5/15/38	1,900	2,048
	Alabama Power Co.	6.000%	3/1/39	5,742	6,171
	Alabama Power Co.	3.850%	12/1/42	3,350	2,695
	Alabama Power Co.	4.150%	8/15/44	3,650	3,010
	Alabama Power Co.	3.750%	3/1/45	6,825	5,337
	Alabama Power Co.	4.300%	1/2/46	14,950	12,510
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	3,865
	Alabama Power Co.	3.450%	10/1/49	12,473	8,860
	Alabama Power Co.	3.125%	7/15/51	13,924	9,290
	Alabama Power Co.	3.000%	3/15/52	3,580	2,315
	Ameren Corp.	5.700%	12/1/26	3,065	3,116
	Ameren Corp.	1.950%	3/15/27	6,000	5,782
	Ameren Corp.	1.750%	3/15/28	5,000	4,668
	Ameren Corp.	5.000%	1/15/29	7,100	7,230
	Ameren Corp.	3.500%	1/15/31	27,572	26,051
	Ameren Corp.	5.375%	3/15/35	15,677	15,777
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,839
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,326
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,366
	Ameren Illinois Co.	4.950%	6/1/33	8,175	8,284
	Ameren Illinois Co.	3.700%	12/1/47	8,836	6,661
	Ameren Illinois Co.	4.500%	3/15/49	1,450	1,229
	Ameren Illinois Co.	3.250%	3/15/50	3,165	2,139
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,202
	Ameren Illinois Co.	5.900%	12/1/52	8,500	8,739
	Ameren Illinois Co.	5.550%	7/1/54	700	689
	Ameren Illinois Co.	5.625%	3/1/55	4,007	3,965
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,819
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,855
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	14,094	14,101
	American Electric Power Co. Inc.	5.200%	1/15/29	2,750	2,821
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,244
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,711
	American Electric Power Co. Inc.	5.625%	3/1/33	13,439	13,983
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,317
	American Electric Power Co. Inc.	6.950%	12/15/54	9,105	9,516
[3]	American Electric Power Co. Inc.	7.050%	12/15/54	9,500	9,851
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	7,529
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,732
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,908
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,790
	American Water Capital Corp.	2.300%	6/1/31	15,000	13,184
	American Water Capital Corp.	4.450%	6/1/32	2,200	2,173
	American Water Capital Corp.	5.150%	3/1/34	7,500	7,610
	American Water Capital Corp.	5.250%	3/1/35	24,703	25,028
	American Water Capital Corp.	4.300%	12/1/42	1,000	853
	American Water Capital Corp.	4.000%	12/1/46	1,025	810
	American Water Capital Corp.	3.750%	9/1/47	11,935	9,061
	American Water Capital Corp.	4.200%	9/1/48	5,293	4,258
	American Water Capital Corp.	4.150%	6/1/49	4,800	3,837
	American Water Capital Corp.	3.450%	5/1/50	1,099	776
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,411
[3]	Appalachian Power Co.	2.700%	4/1/31	12,000	10,786
[3]	Appalachian Power Co.	4.500%	8/1/32	8,524	8,311
	Appalachian Power Co.	7.000%	4/1/38	10,752	11,963
	Appalachian Power Co.	4.400%	5/15/44	8,395	6,823
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,533
[3]	Appalachian Power Co.	4.500%	3/1/49	1,291	1,043
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,129
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,801
	Arizona Public Service Co.	6.350%	12/15/32	14,446	15,582
	Arizona Public Service Co.	5.550%	8/1/33	11,840	12,126
	Arizona Public Service Co.	5.700%	8/15/34	5,311	5,480
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,374
	Arizona Public Service Co.	4.500%	4/1/42	875	745
	Arizona Public Service Co.	4.350%	11/15/45	3,000	2,457
	Arizona Public Service Co.	3.750%	5/15/46	2,250	1,676
	Arizona Public Service Co.	4.200%	8/15/48	2,700	2,093
	Arizona Public Service Co.	3.350%	5/15/50	3,269	2,218
	Arizona Public Service Co.	2.650%	9/15/50	10,000	5,873
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,101
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,687
	Atmos Energy Corp.	2.625%	9/15/29	4,750	4,447
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,700
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,778
	Atmos Energy Corp.	5.900%	11/15/33	9,750	10,462
[3]	Atmos Energy Corp.	5.200%	8/15/35	4,200	4,252
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,696
	Atmos Energy Corp.	4.150%	1/15/43	3,435	2,882
	Atmos Energy Corp.	4.125%	10/15/44	4,915	4,080
	Atmos Energy Corp.	3.375%	9/15/49	2,570	1,787
	Atmos Energy Corp.	2.850%	2/15/52	9,304	5,745
	Atmos Energy Corp.	5.750%	10/15/52	6,000	6,003
	Atmos Energy Corp.	6.200%	11/15/53	11,600	12,549
	Atmos Energy Corp.	5.000%	12/15/54	8,638	7,847
	Avangrid Inc.	3.800%	6/1/29	3,900	3,808
	Avista Corp.	4.350%	6/1/48	8,200	6,729
	Avista Corp.	4.000%	4/1/52	4,000	2,948
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,436
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	5,333
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/34	7,525	7,699
	Baltimore Gas & Electric Co.	5.450%	6/1/35	12,250	12,554
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,867
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,366
	Baltimore Gas & Electric Co.	3.200%	9/15/49	4,000	2,711
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,168	2,609
	Baltimore Gas & Electric Co.	4.550%	6/1/52	18,475	15,455
	Baltimore Gas & Electric Co.	5.400%	6/1/53	7,887	7,523
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/54	9,868	9,780
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,950	9,656
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	31,912	27,192
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	18,300	19,678
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,507
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	11,875	11,173
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	4,713
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	11,148	8,416
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	3,313
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	20,575
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	16,845	10,333
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	4,250	3,555
	Black Hills Corp.	3.150%	1/15/27	3,375	3,303
	Black Hills Corp.	5.950%	3/15/28	2,500	2,590
	Black Hills Corp.	3.050%	10/15/29	8,905	8,337
	Black Hills Corp.	2.500%	6/15/30	5,000	4,498
	Black Hills Corp.	4.350%	5/1/33	11,245	10,588
	Black Hills Corp.	6.000%	1/15/35	8,885	9,222
	Black Hills Corp.	4.200%	9/15/46	3,200	2,524
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,681
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	196
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	4,000	4,125
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	4,389	4,468
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,641
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,617
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,448
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	113
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	6,250	6,279
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	9,506	9,599
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	7,950	7,947
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	3,200	2,468
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	391
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,675	1,305
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,279	5,075
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	8,100	5,184
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	6,000	4,193
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	2,625
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	5,521	4,942
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,275
	CenterPoint Energy Inc.	5.400%	6/1/29	13,470	13,937
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,731
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,677
[3]	CenterPoint Energy Inc.	7.000%	2/15/55	6,700	6,963
	CenterPoint Energy Inc.	6.700%	5/15/55	16,425	16,607
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	4,500	4,608
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,984
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	1,000	871
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	18,697	18,184
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	1,590	1,632
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,700	2,744
	Cleco Corporate Holdings LLC	4.973%	5/1/46	8,025	6,864
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,723
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,922
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,324
[3]	CMS Energy Corp.	4.750%	6/1/50	7,600	7,348
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,797
	CMS Energy Corp.	6.500%	6/1/55	3,353	3,363
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,000
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	11,037
[3]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,466
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,519
	Commonwealth Edison Co.	5.300%	6/1/34	2,400	2,471
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,283
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,161
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,198
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,361
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,497
	Commonwealth Edison Co.	3.650%	6/15/46	1,708	1,297
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,549
	Commonwealth Edison Co.	4.000%	3/1/49	5,274	4,110
[3]	Commonwealth Edison Co.	3.200%	11/15/49	8,525	5,762
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	7,782
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,643
[3]	Commonwealth Edison Co.	3.850%	3/15/52	14,230	10,694
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	5.300%	2/1/53	3,500	3,319
	Commonwealth Edison Co.	5.650%	6/1/54	2,250	2,233
	Commonwealth Edison Co.	5.950%	6/1/55	23,225	24,057
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,128
	Connecticut Light & Power Co.	4.950%	1/15/30	8,250	8,443
	Connecticut Light & Power Co.	4.900%	7/1/33	3,000	3,002
	Connecticut Light & Power Co.	4.950%	8/15/34	1,125	1,126
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,594
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	4,650	3,810
	Connecticut Light & Power Co.	4.000%	4/1/48	11,855	9,335
	Connecticut Light & Power Co.	5.250%	1/15/53	1,220	1,144
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	1,487	1,455
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,300	3,171
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	14,292	12,822
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	10,121	10,429
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	17,000	17,694
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	1,250	1,292
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,101
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	14,250	14,432
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,765	11,333
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,014	3,241
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	880
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	8,525	9,691
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,649
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,684
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	100
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	9,577	7,788
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	8,646	7,457
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,610
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	5,500	4,247
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	13,069
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	7,500	6,391
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,781	3,764
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	10,406
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	9,600	9,821
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	15,800	15,761
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,000	4,210
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	1,232	1,195
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	5,843
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,972	18,657
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,197
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	5,180	3,521
	Constellation Energy Generation LLC	5.600%	3/1/28	7,704	7,971
	Constellation Energy Generation LLC	5.800%	3/1/33	19,200	20,310
	Constellation Energy Generation LLC	6.125%	1/15/34	4,700	5,066
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,658
	Constellation Energy Generation LLC	5.600%	6/15/42	9,048	8,876
	Constellation Energy Generation LLC	6.500%	10/1/53	15,000	16,140
	Constellation Energy Generation LLC	5.750%	3/15/54	7,364	7,230
	Consumers Energy Co.	4.650%	3/1/28	2,500	2,532
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,974
	Consumers Energy Co.	4.900%	2/15/29	7,864	8,035
	Consumers Energy Co.	4.600%	5/30/29	4,500	4,551
	Consumers Energy Co.	4.700%	1/15/30	8,090	8,215
	Consumers Energy Co.	4.500%	1/15/31	1,750	1,755
	Consumers Energy Co.	3.600%	8/15/32	8,029	7,461
	Consumers Energy Co.	4.625%	5/15/33	4,500	4,455
	Consumers Energy Co.	5.050%	5/15/35	11,200	11,281
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,182
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,434
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,344
	Consumers Energy Co.	4.050%	5/15/48	4,306	3,449
	Consumers Energy Co.	4.350%	4/15/49	5,400	4,567
	Consumers Energy Co.	3.750%	2/15/50	3,000	2,276
	Consumers Energy Co.	3.100%	8/15/50	10,250	6,848
	Consumers Energy Co.	3.500%	8/1/51	8,082	5,967
	Consumers Energy Co.	2.650%	8/15/52	1,433	874
	Consumers Energy Co.	4.200%	9/1/52	4,204	3,436
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,449
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	9,482
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Dominion Energy Inc.	3.600%	3/15/27	4,000	3,957
	Dominion Energy Inc.	4.600%	5/15/28	4,525	4,558
	Dominion Energy Inc.	4.250%	6/1/28	6,624	6,614
[3]	Dominion Energy Inc.	3.375%	4/1/30	19,524	18,564
	Dominion Energy Inc.	5.000%	6/15/30	5,000	5,102
[3]	Dominion Energy Inc.	2.250%	8/15/31	3,000	2,623
[3]	Dominion Energy Inc.	4.350%	8/15/32	6,530	6,270
	Dominion Energy Inc.	5.375%	11/15/32	14,400	14,779
[3]	Dominion Energy Inc.	6.300%	3/15/33	8,175	8,758
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	6,042
	Dominion Energy Inc.	5.450%	3/15/35	5,910	5,962
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,740
	Dominion Energy Inc.	7.000%	6/15/38	4,900	5,564
[3]	Dominion Energy Inc.	3.300%	4/15/41	10,100	7,456
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	9,150
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,137
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,890
[3]	Dominion Energy Inc.	4.600%	3/15/49	3,100	2,543
[3]	Dominion Energy Inc.	4.850%	8/15/52	7,426	6,283
[3]	Dominion Energy Inc.	7.000%	6/1/54	6,325	6,771
[3]	Dominion Energy Inc.	6.875%	2/1/55	2,800	2,940
	Dominion Energy Inc.	6.625%	5/15/55	11,800	12,010
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	3,066
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,794
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,300	2,357
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	2,750	2,811
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	8,550	9,086
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,507
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	4,844
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	6,500	7,026
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	8,009	7,180
	DTE Electric Co.	4.850%	12/1/26	2,114	2,139
	DTE Electric Co.	4.250%	5/14/27	1,500	1,502
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	6,039
	DTE Electric Co.	2.250%	3/1/30	20,951	19,156
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	7,261
	DTE Electric Co.	5.200%	4/1/33	21,785	22,396
	DTE Electric Co.	5.200%	3/1/34	16,114	16,466
	DTE Electric Co.	5.250%	5/15/35	10,500	10,695
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	1,612
	DTE Electric Co.	3.700%	3/15/45	1,750	1,355
	DTE Electric Co.	3.750%	8/15/47	6,927	5,269
	DTE Electric Co.	3.950%	3/1/49	8,800	6,903
	DTE Electric Co.	2.950%	3/1/50	4,450	2,901
[3]	DTE Electric Co.	3.250%	4/1/51	1,000	684
	DTE Electric Co.	5.400%	4/1/53	5,561	5,432
	DTE Electric Co.	5.850%	5/15/55	26,100	26,767
	DTE Energy Co.	2.850%	10/1/26	33,494	32,896
	DTE Energy Co.	4.950%	7/1/27	1,350	1,366
	DTE Energy Co.	4.875%	6/1/28	4,685	4,755
[3]	DTE Energy Co.	3.400%	6/15/29	16,552	15,889
	DTE Energy Co.	2.950%	3/1/30	2,625	2,449
	DTE Energy Co.	5.200%	4/1/30	6,781	6,942
	DTE Energy Co.	5.850%	6/1/34	23,500	24,576
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,988
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,898
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,593
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,637
	Duke Energy Carolinas LLC	4.850%	3/15/30	4,175	4,269
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,150	5,563
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,491
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,226
	Duke Energy Carolinas LLC	4.950%	1/15/33	26,480	26,927
	Duke Energy Carolinas LLC	4.850%	1/15/34	8,000	7,988
[3]	Duke Energy Carolinas LLC	5.250%	3/15/35	6,350	6,491
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,525	1,624
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,235
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,594
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,584
	Duke Energy Carolinas LLC	4.250%	12/15/41	11,805	10,111
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	4.000%	9/30/42	11,370	9,389
	Duke Energy Carolinas LLC	3.875%	3/15/46	19,224	14,978
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,609
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,510
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	7,928
	Duke Energy Carolinas LLC	3.450%	4/15/51	5,500	3,893
	Duke Energy Carolinas LLC	5.350%	1/15/53	6,463	6,196
	Duke Energy Carolinas LLC	5.400%	1/15/54	20,000	19,258
	Duke Energy Corp.	2.650%	9/1/26	11,575	11,358
	Duke Energy Corp.	4.850%	1/5/27	1,590	1,606
	Duke Energy Corp.	3.150%	8/15/27	10,125	9,920
	Duke Energy Corp.	5.000%	12/8/27	4,930	5,019
	Duke Energy Corp.	4.300%	3/15/28	13,400	13,428
	Duke Energy Corp.	3.400%	6/15/29	13,450	12,957
	Duke Energy Corp.	2.450%	6/1/30	15,000	13,615
	Duke Energy Corp.	2.550%	6/15/31	14,400	12,833
	Duke Energy Corp.	4.500%	8/15/32	15,331	15,003
	Duke Energy Corp.	5.750%	9/15/33	15,000	15,778
	Duke Energy Corp.	5.450%	6/15/34	3,725	3,830
	Duke Energy Corp.	3.300%	6/15/41	1,655	1,243
	Duke Energy Corp.	4.800%	12/15/45	9,966	8,629
	Duke Energy Corp.	3.750%	9/1/46	12,809	9,474
	Duke Energy Corp.	3.950%	8/15/47	13,187	9,906
	Duke Energy Corp.	4.200%	6/15/49	10,234	7,939
	Duke Energy Corp.	3.500%	6/15/51	7,100	4,874
	Duke Energy Corp.	5.000%	8/15/52	2,754	2,415
	Duke Energy Corp.	6.100%	9/15/53	8,300	8,451
	Duke Energy Corp.	5.800%	6/15/54	21,011	20,548
	Duke Energy Corp.	6.450%	9/1/54	6,300	6,501
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,840
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	11,280
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,784
	Duke Energy Florida LLC	2.500%	12/1/29	23,057	21,406
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,269
	Duke Energy Florida LLC	2.400%	12/15/31	1,740	1,539
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,575
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,656
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,459
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	797
	Duke Energy Florida LLC	3.400%	10/1/46	2,665	1,906
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	2,849
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	9,043
	Duke Energy Florida LLC	5.950%	11/15/52	12,595	12,940
	Duke Energy Florida LLC	6.200%	11/15/53	9,595	10,217
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,159	2,065
	Duke Energy Indiana LLC	5.250%	3/1/34	2,000	2,043
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,912
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	4,061
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,061
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,520
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	11,732
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	7,635	5,186
	Duke Energy Indiana LLC	2.750%	4/1/50	8,172	5,019
	Duke Energy Indiana LLC	5.900%	5/15/55	1,650	1,696
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	7,127
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,432
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,583	7,799
	Duke Energy Ohio Inc.	5.300%	6/15/35	1,825	1,854
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,541
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,663
	Duke Energy Ohio Inc.	5.650%	4/1/53	3,010	2,971
	Duke Energy Ohio Inc.	5.550%	3/15/54	3,000	2,931
	Duke Energy Progress LLC	4.350%	3/6/27	3,504	3,522
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,582
	Duke Energy Progress LLC	3.450%	3/15/29	12,912	12,577
	Duke Energy Progress LLC	2.000%	8/15/31	12,400	10,774
	Duke Energy Progress LLC	5.250%	3/15/33	7,600	7,843
	Duke Energy Progress LLC	5.100%	3/15/34	11,000	11,164
	Duke Energy Progress LLC	5.050%	3/15/35	25,222	25,345
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,579
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	5/15/42	5,425	4,516
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,242
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,229
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,126
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,823
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,169
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,064
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,399
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	6,806
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,064
	Duke Energy Progress LLC	5.350%	3/15/53	1,395	1,327
	Duke Energy Progress LLC	5.550%	3/15/55	10,896	10,657
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	1,863	1,763
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,832
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,580
[8]	East Ohio Gas Co.	2.000%	6/15/30	1,000	889
	Edison International	5.750%	6/15/27	16,000	16,114
	Edison International	4.125%	3/15/28	1,647	1,590
	Edison International	5.250%	11/15/28	14,500	14,340
	Edison International	5.450%	6/15/29	12,025	11,892
	Edison International	6.950%	11/15/29	6,200	6,445
	Edison International	5.250%	3/15/32	2,339	2,217
	El Paso Electric Co.	6.000%	5/15/35	800	826
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,805
	Emera US Finance LP	4.750%	6/15/46	16,925	14,063
	Enel Americas SA	4.000%	10/25/26	4,115	4,086
	Enel Chile SA	4.875%	6/12/28	10,875	10,916
	Entergy Arkansas LLC	4.000%	6/1/28	2,000	1,994
	Entergy Arkansas LLC	5.150%	1/15/33	1,500	1,536
	Entergy Arkansas LLC	5.450%	6/1/34	7,365	7,584
	Entergy Arkansas LLC	4.200%	4/1/49	4,668	3,721
	Entergy Arkansas LLC	2.650%	6/15/51	13,359	7,834
	Entergy Arkansas LLC	3.350%	6/15/52	5,000	3,347
	Entergy Corp.	2.950%	9/1/26	8,900	8,752
	Entergy Corp.	1.900%	6/15/28	7,000	6,547
	Entergy Corp.	2.800%	6/15/30	9,541	8,811
	Entergy Corp.	2.400%	6/15/31	7,550	6,677
	Entergy Corp.	3.750%	6/15/50	9,319	6,639
	Entergy Corp.	7.125%	12/1/54	13,500	13,969
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,141
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,476
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,586
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,769
	Entergy Louisiana LLC	3.050%	6/1/31	6,055	5,588
	Entergy Louisiana LLC	2.350%	6/15/32	17,500	15,099
	Entergy Louisiana LLC	4.000%	3/15/33	12,845	12,125
	Entergy Louisiana LLC	5.350%	3/15/34	3,850	3,950
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,185
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,721
	Entergy Louisiana LLC	4.200%	9/1/48	9,306	7,416
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	4,917
	Entergy Louisiana LLC	2.900%	3/15/51	6,738	4,175
	Entergy Louisiana LLC	4.750%	9/15/52	12,140	10,488
	Entergy Louisiana LLC	5.700%	3/15/54	5,612	5,538
	Entergy Louisiana LLC	5.800%	3/15/55	10,250	10,261
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,930
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	4,000
	Entergy Mississippi LLC	3.850%	6/1/49	10,525	7,814
	Entergy Mississippi LLC	3.500%	6/1/51	8,500	5,894
	Entergy Mississippi LLC	5.850%	6/1/54	5,350	5,361
	Entergy Mississippi LLC	5.800%	4/15/55	6,835	6,852
	Entergy Texas Inc.	4.000%	3/30/29	4,962	4,899
	Entergy Texas Inc.	1.750%	3/15/31	6,000	5,175
	Entergy Texas Inc.	5.250%	4/15/35	2,035	2,054
	Entergy Texas Inc.	4.500%	3/30/39	3,000	2,719
	Entergy Texas Inc.	3.550%	9/30/49	5,585	3,929
	Entergy Texas Inc.	5.800%	9/1/53	2,000	1,979
	Entergy Texas Inc.	5.550%	9/15/54	2,750	2,626
	Essential Utilities Inc.	4.800%	8/15/27	10,196	10,308
	Essential Utilities Inc.	3.566%	5/1/29	8,836	8,566
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,528
	Essential Utilities Inc.	5.375%	1/15/34	5,000	5,080
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,376
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,304
	Evergy Inc.	2.900%	9/15/29	22,500	21,145
	Evergy Inc.	6.650%	6/1/55	5,850	5,935
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,139
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,423
	Evergy Kansas Central Inc.	5.250%	3/15/35	1,200	1,213
	Evergy Kansas Central Inc.	4.125%	3/1/42	5,190	4,288
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,322
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,196
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,135
	Evergy Kansas Central Inc.	3.450%	4/15/50	8,096	5,622
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,656	2,617
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,979
	Evergy Metro Inc.	4.950%	4/15/33	4,000	3,996
	Evergy Metro Inc.	5.400%	4/1/34	13,000	13,284
	Evergy Metro Inc.	5.300%	10/1/41	3,355	3,224
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,203
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,390
[8]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,323
	Eversource Energy	5.000%	1/1/27	6,667	6,727
	Eversource Energy	2.900%	3/1/27	2,400	2,343
	Eversource Energy	4.600%	7/1/27	5,000	5,024
[3]	Eversource Energy	3.300%	1/15/28	8,850	8,618
	Eversource Energy	5.450%	3/1/28	13,200	13,542
[3]	Eversource Energy	4.250%	4/1/29	10,205	10,116
[3]	Eversource Energy	1.650%	8/15/30	9,510	8,255
	Eversource Energy	2.550%	3/15/31	3,500	3,117
	Eversource Energy	5.850%	4/15/31	16,500	17,369
	Eversource Energy	3.375%	3/1/32	14,500	13,211
	Eversource Energy	5.125%	5/15/33	17,500	17,499
	Eversource Energy	5.500%	1/1/34	12,500	12,737
	Eversource Energy	3.450%	1/15/50	10,850	7,610
	Exelon Corp.	2.750%	3/15/27	7,600	7,417
	Exelon Corp.	5.150%	3/15/28	9,162	9,367
	Exelon Corp.	5.150%	3/15/29	8,000	8,210
	Exelon Corp.	4.050%	4/15/30	13,251	13,043
	Exelon Corp.	5.125%	3/15/31	4,814	4,934
	Exelon Corp.	3.350%	3/15/32	3,527	3,253
	Exelon Corp.	5.450%	3/15/34	14,955	15,364
[3]	Exelon Corp.	4.950%	6/15/35	9,790	9,516
	Exelon Corp.	5.625%	6/15/35	4,380	4,507
	Exelon Corp.	5.100%	6/15/45	2,925	2,661
	Exelon Corp.	4.450%	4/15/46	1,350	1,122
	Exelon Corp.	4.700%	4/15/50	1,400	1,182
	Exelon Corp.	4.100%	3/15/52	4,000	3,069
	Exelon Corp.	5.600%	3/15/53	19,058	18,318
	Exelon Corp.	5.875%	3/15/55	6,353	6,344
	Exelon Corp.	6.500%	3/15/55	8,915	9,067
[3]	FirstEnergy Corp.	3.900%	7/15/27	15,545	15,372
	FirstEnergy Corp.	2.650%	3/1/30	8,429	7,740
[3]	FirstEnergy Corp.	2.250%	9/1/30	13,416	11,909
[3]	FirstEnergy Corp.	4.850%	7/15/47	11,000	9,356
[3]	FirstEnergy Corp.	3.400%	3/1/50	9,700	6,586
	FirstEnergy Transmission LLC	4.550%	1/15/30	7,350	7,354
	FirstEnergy Transmission LLC	5.000%	1/15/35	3,350	3,315
[3]	Florida Power & Light Co.	3.300%	5/30/27	2,325	2,289
	Florida Power & Light Co.	5.050%	4/1/28	12,255	12,556
	Florida Power & Light Co.	4.400%	5/15/28	5,250	5,292
	Florida Power & Light Co.	5.150%	6/15/29	6,350	6,572
	Florida Power & Light Co.	4.625%	5/15/30	9,000	9,125
	Florida Power & Light Co.	2.450%	2/3/32	21,895	19,338
	Florida Power & Light Co.	5.100%	4/1/33	13,000	13,297
	Florida Power & Light Co.	4.800%	5/15/33	4,613	4,629
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,062
	Florida Power & Light Co.	5.300%	6/15/34	4,457	4,595
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,538
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,492
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.960%	4/1/39	14,319	15,286
	Florida Power & Light Co.	5.690%	3/1/40	5,365	5,597
	Florida Power & Light Co.	5.250%	2/1/41	975	966
	Florida Power & Light Co.	4.125%	2/1/42	8,425	7,163
	Florida Power & Light Co.	4.050%	6/1/42	4,600	3,886
	Florida Power & Light Co.	3.800%	12/15/42	1,535	1,251
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,449
	Florida Power & Light Co.	3.950%	3/1/48	19,054	15,172
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,176
	Florida Power & Light Co.	3.150%	10/1/49	9,675	6,528
	Florida Power & Light Co.	2.875%	12/4/51	25,500	16,114
	Florida Power & Light Co.	5.300%	4/1/53	8,100	7,751
	Florida Power & Light Co.	5.600%	6/15/54	7,737	7,716
	Florida Power & Light Co.	5.700%	3/15/55	5,000	5,067
	Florida Power & Light Co.	5.800%	3/15/65	2,636	2,673
	Fortis Inc.	3.055%	10/4/26	6,473	6,361
	Georgia Power Co.	5.004%	2/23/27	8,025	8,142
	Georgia Power Co.	3.250%	3/30/27	3,500	3,451
	Georgia Power Co.	4.650%	5/16/28	15,168	15,381
[3]	Georgia Power Co.	2.650%	9/15/29	14,000	13,131
	Georgia Power Co.	4.550%	3/15/30	12,750	12,881
	Georgia Power Co.	4.850%	3/15/31	5,724	5,851
	Georgia Power Co.	4.950%	5/17/33	22,968	23,163
	Georgia Power Co.	5.200%	3/15/35	23,803	24,139
[3]	Georgia Power Co.	4.750%	9/1/40	3,425	3,192
	Georgia Power Co.	4.300%	3/15/43	2,555	2,170
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	5,143
	Iberdrola International BV	6.750%	7/15/36	10,285	11,675
[3]	Idaho Power Co.	5.500%	3/15/53	7,000	6,700
[3]	Idaho Power Co.	5.800%	4/1/54	1,050	1,056
[3]	Idaho Power Co.	5.700%	3/15/55	9,717	9,560
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,968
	Indiana Michigan Power Co.	6.050%	3/15/37	4,890	5,263
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,329
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	2,268	1,681
	Indiana Michigan Power Co.	4.250%	8/15/48	490	389
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,603
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,533
	Interstate Power & Light Co.	3.600%	4/1/29	6,774	6,587
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	7,208
	Interstate Power & Light Co.	5.700%	10/15/33	3,000	3,112
	Interstate Power & Light Co.	5.600%	6/29/35	3,650	3,752
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,476
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,150
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,556
	Interstate Power & Light Co.	5.450%	9/30/54	3,844	3,681
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,229
	IPALCO Enterprises Inc.	5.750%	4/1/34	10,300	10,343
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,366
	ITC Holdings Corp.	5.300%	7/1/43	4,226	3,871
	Jersey Central Power & Light Co.	5.100%	1/15/35	2,725	2,720
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,432	2,332
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	8,100	7,742
[3]	Kentucky Utilities Co.	5.450%	4/15/33	3,750	3,879
	Kentucky Utilities Co.	5.125%	11/1/40	7,548	7,268
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,805
	Kentucky Utilities Co.	3.300%	6/1/50	9,000	6,114
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,582
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	7,886
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,001
	MidAmerican Energy Co.	3.650%	4/15/29	14,300	14,033
	MidAmerican Energy Co.	6.750%	12/30/31	8,550	9,636
	MidAmerican Energy Co.	5.350%	1/15/34	428	443
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,779
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,461
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,660
	MidAmerican Energy Co.	4.400%	10/15/44	2,870	2,463
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,293
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,525
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,027
123

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	4.250%	7/15/49	3,524	2,864
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,374
	MidAmerican Energy Co.	5.850%	9/15/54	15,200	15,647
[3]	Mississippi Power Co.	4.250%	3/15/42	4,117	3,510
[3]	Mississippi Power Co.	3.100%	7/30/51	900	590
	National Fuel Gas Co.	5.500%	10/1/26	2,990	3,022
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,872
	National Fuel Gas Co.	4.750%	9/1/28	11,000	11,009
	National Fuel Gas Co.	5.500%	3/15/30	2,270	2,332
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,338
	National Fuel Gas Co.	5.950%	3/15/35	6,805	6,959
	National Grid plc	5.602%	6/12/28	11,500	11,903
	National Grid plc	5.809%	6/12/33	13,623	14,327
	National Grid plc	5.418%	1/11/34	5,500	5,650
	National Grid USA	5.803%	4/1/35	2,817	2,886
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,109
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	8,300	8,433
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	8,050	8,050
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	21,725	21,297
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,524
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,500	3,580
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,968
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	12,652	12,894
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,730	9,532
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	16,775	17,273
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	7,250	7,415
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,323
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	5,000	5,126
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,367
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,976
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,782
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	6,241
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	4,909	4,713
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	12,000	12,751
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,000	2,010
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	2,976	2,507
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	6,973
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	5,453
[3]	Nevada Power Co.	2.400%	5/1/30	3,044	2,791
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,064
[3]	Nevada Power Co.	6.750%	7/1/37	5,575	6,218
[3]	Nevada Power Co.	3.125%	8/1/50	3,114	1,984
[3]	Nevada Power Co.	5.900%	5/1/53	2,000	1,993
	Nevada Power Co.	6.000%	3/15/54	11,000	11,194
	Nevada Power Co.	6.250%	5/15/55	1,200	1,195
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	1,700	1,639
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	22,303
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	2,283	2,298
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	10,250	10,394
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,450	9,582
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	10,100	10,266
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	13,048
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,335	9,655
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	4,750	4,869
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	13,500	13,826
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	43,021	38,779
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	9,350	9,631
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	2,273	2,300
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	28,148	28,399
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	2,500	2,524
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	34,300	34,990
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	3,150	2,910
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	14,750	14,184
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	23,214	24,116
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	12,400	12,781
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	21,850	21,925
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	2,462	2,353
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	1,100	1,092
	NiSource Inc.	3.490%	5/15/27	10,500	10,343
	NiSource Inc.	5.250%	3/30/28	17,760	18,177
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.200%	7/1/29	5,200	5,339
	NiSource Inc.	2.950%	9/1/29	16,020	15,113
	NiSource Inc.	3.600%	5/1/30	7,173	6,890
	NiSource Inc.	1.700%	2/15/31	14,545	12,455
	NiSource Inc.	5.400%	6/30/33	5,000	5,121
	NiSource Inc.	5.350%	4/1/34	15,500	15,772
	NiSource Inc.	5.350%	7/15/35	11,900	11,996
	NiSource Inc.	5.950%	6/15/41	10,121	10,299
	NiSource Inc.	5.250%	2/15/43	4,120	3,851
	NiSource Inc.	4.375%	5/15/47	7,888	6,496
	NiSource Inc.	3.950%	3/30/48	1,045	807
	NiSource Inc.	5.000%	6/15/52	10,242	9,038
	NiSource Inc.	6.375%	3/31/55	6,250	6,293
	NiSource Inc.	5.850%	4/1/55	33,130	32,822
	Northern States Power Co.	2.250%	4/1/31	4,000	3,603
	Northern States Power Co.	5.050%	5/15/35	2,800	2,829
	Northern States Power Co.	6.250%	6/1/36	840	924
	Northern States Power Co.	6.200%	7/1/37	2,705	2,948
	Northern States Power Co.	5.350%	11/1/39	3,295	3,342
	Northern States Power Co.	4.000%	8/15/45	3,600	2,895
	Northern States Power Co.	3.600%	5/15/46	4,475	3,375
	Northern States Power Co.	3.600%	9/15/47	1,000	746
	Northern States Power Co.	2.900%	3/1/50	2,305	1,502
	Northern States Power Co.	2.600%	6/1/51	3,300	1,992
	Northern States Power Co.	3.200%	4/1/52	4,000	2,719
	Northern States Power Co.	4.500%	6/1/52	10,000	8,491
	Northern States Power Co.	5.100%	5/15/53	3,900	3,611
	Northern States Power Co.	5.400%	3/15/54	9,100	8,809
	Northern States Power Co.	5.650%	6/15/54	10,000	10,092
	Northern States Power Co.	5.650%	5/15/55	13,025	13,010
	Northwest Natural Holding Co.	7.000%	9/15/55	4,075	4,120
	NorthWestern Corp.	4.176%	11/15/44	6,425	5,223
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,899
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,376
	NSTAR Electric Co.	4.850%	3/1/30	8,260	8,402
	NSTAR Electric Co.	5.400%	6/1/34	8,000	8,206
	NSTAR Electric Co.	5.200%	3/1/35	3,879	3,914
	NSTAR Electric Co.	5.500%	3/15/40	1,005	1,018
	NSTAR Electric Co.	4.550%	6/1/52	5,000	4,160
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,722
	OGE Energy Corp.	5.450%	5/15/29	500	518
	Oglethorpe Power Corp.	5.375%	11/1/40	9,720	9,497
	Oglethorpe Power Corp.	4.500%	4/1/47	2,290	1,875
	Oglethorpe Power Corp.	5.050%	10/1/48	4,045	3,575
	Oglethorpe Power Corp.	3.750%	8/1/50	419	294
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,095
	Oglethorpe Power Corp.	6.200%	12/1/53	8,950	9,125
	Oglethorpe Power Corp.	5.800%	6/1/54	7,500	7,286
	Oglethorpe Power Corp.	5.900%	2/1/55	6,200	6,091
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,697
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,244
	Ohio Power Co.	5.000%	6/1/33	8,500	8,493
	Ohio Power Co.	5.650%	6/1/34	8,500	8,727
	Ohio Power Co.	4.150%	4/1/48	3,800	2,935
	Ohio Power Co.	4.000%	6/1/49	5,178	3,917
[3]	Ohio Power Co.	2.900%	10/1/51	4,984	3,040
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,463
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,756
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,898
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	4,666	4,825
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,762
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	3,023
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	11,800	11,500
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	1,651	1,647
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	3,055	3,071
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,500	8,538
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	4,000	3,936
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,732
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	7,300	7,380
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	9,185
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	4,975
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	600	579
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	4,596	4,540
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	172
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	8,165	8,580
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	2,702	2,755
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	230	275
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,433
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,725	2,403
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	8,721	8,348
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	2,393	1,846
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,292
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	10,530	7,847
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	4,994
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	6,718
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	10,055	8,931
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,358	4,078
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	13,405	12,983
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	18,703	18,779
	ONE Gas Inc.	5.100%	4/1/29	11,500	11,792
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,240
	ONE Gas Inc.	4.658%	2/1/44	7,382	6,498
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,512
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,000	9,768
	Pacific Gas & Electric Co.	5.450%	6/15/27	4,109	4,160
	Pacific Gas & Electric Co.	2.100%	8/1/27	10,000	9,475
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	20,121
	Pacific Gas & Electric Co.	3.000%	6/15/28	4,000	3,801
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	16,975
	Pacific Gas & Electric Co.	6.100%	1/15/29	37,908	39,272
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,000	8,129
	Pacific Gas & Electric Co.	4.550%	7/1/30	29,000	28,303
	Pacific Gas & Electric Co.	2.500%	2/1/31	38,516	33,433
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,367	8,417
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	938
	Pacific Gas & Electric Co.	5.900%	6/15/32	6,700	6,844
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,500	7,730
	Pacific Gas & Electric Co.	6.400%	6/15/33	12,960	13,538
	Pacific Gas & Electric Co.	6.950%	3/15/34	18,204	19,572
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,245	12,242
	Pacific Gas & Electric Co.	4.500%	7/1/40	37,131	30,889
	Pacific Gas & Electric Co.	3.300%	8/1/40	6,960	4,988
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,000	4,640
	Pacific Gas & Electric Co.	4.600%	6/15/43	3,000	2,377
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,292
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,716
	Pacific Gas & Electric Co.	3.950%	12/1/47	11,300	7,956
	Pacific Gas & Electric Co.	4.950%	7/1/50	43,227	34,833
	Pacific Gas & Electric Co.	5.250%	3/1/52	14,500	12,059
	Pacific Gas & Electric Co.	6.750%	1/15/53	20,901	21,062
	Pacific Gas & Electric Co.	6.700%	4/1/53	5,195	5,206
	Pacific Gas & Electric Co.	5.900%	10/1/54	7,700	6,972
	Pacific Gas & Electric Co.	6.150%	3/1/55	8,341	7,818
	PacifiCorp	5.100%	2/15/29	10,000	10,204
	PacifiCorp	3.500%	6/15/29	15,000	14,493
	PacifiCorp	2.700%	9/15/30	7,473	6,825
	PacifiCorp	5.300%	2/15/31	9,842	10,142
	PacifiCorp	7.700%	11/15/31	985	1,145
	PacifiCorp	5.450%	2/15/34	1,100	1,116
	PacifiCorp	5.250%	6/15/35	2,875	2,872
	PacifiCorp	6.100%	8/1/36	3,925	4,110
	PacifiCorp	5.750%	4/1/37	3,287	3,346
	PacifiCorp	6.250%	10/15/37	8,700	9,194
	PacifiCorp	6.350%	7/15/38	2,650	2,821
	PacifiCorp	6.000%	1/15/39	1,135	1,171
	PacifiCorp	4.100%	2/1/42	2,006	1,617
	PacifiCorp	4.125%	1/15/49	14,900	11,410
	PacifiCorp	4.150%	2/15/50	9,000	6,865
	PacifiCorp	3.300%	3/15/51	14,089	9,113
	PacifiCorp	2.900%	6/15/52	1,700	1,010
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	5.350%	12/1/53	16,189	14,575
	PacifiCorp	5.500%	5/15/54	545	501
	PacifiCorp	5.800%	1/15/55	23,475	22,481
	PacifiCorp	7.375%	9/15/55	10,855	11,297
	PECO Energy Co.	4.900%	6/15/33	1,612	1,637
	PECO Energy Co.	5.950%	10/1/36	2,500	2,660
	PECO Energy Co.	4.150%	10/1/44	2,732	2,266
	PECO Energy Co.	3.700%	9/15/47	2,000	1,517
	PECO Energy Co.	3.000%	9/15/49	3,740	2,455
	PECO Energy Co.	2.800%	6/15/50	10,900	6,841
	PECO Energy Co.	3.050%	3/15/51	4,000	2,615
	PECO Energy Co.	2.850%	9/15/51	4,325	2,723
	PECO Energy Co.	4.600%	5/15/52	13,000	11,108
	PECO Energy Co.	4.375%	8/15/52	2,955	2,449
	PECO Energy Co.	5.250%	9/15/54	16,023	15,174
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	2,354	2,163
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	6,760	5,435
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,532
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	815	824
[3]	PG&E Recovery Funding LLC	4.838%	6/1/33	6,522	6,575
[3]	PG&E Recovery Funding LLC	5.256%	1/15/38	15,970	16,133
[3]	PG&E Recovery Funding LLC	5.231%	6/1/42	6,100	6,072
[3]	PG&E Recovery Funding LLC	5.536%	7/15/47	4,970	4,864
[3]	PG&E Recovery Funding LLC	5.529%	6/1/49	11,000	10,805
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	7,402	7,268
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,023	2,003
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,640
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,169
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,338
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	10,930
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	12,025	11,414
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,455
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,555
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,339	1,297
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,294
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,890	10,187
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	10,800	10,852
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,063
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,520
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	3,848	3,414
	Pinnacle West Capital Corp.	4.900%	5/15/28	2,400	2,432
	Pinnacle West Capital Corp.	5.150%	5/15/30	2,215	2,267
	Potomac Electric Power Co.	5.200%	3/15/34	2,100	2,140
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,599
	Potomac Electric Power Co.	4.150%	3/15/43	6,390	5,295
	Potomac Electric Power Co.	5.500%	3/15/54	2,800	2,730
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,155
	PPL Electric Utilities Corp.	4.850%	2/15/34	7,870	7,879
	PPL Electric Utilities Corp.	6.250%	5/15/39	8,775	9,677
	PPL Electric Utilities Corp.	4.125%	6/15/44	7,825	6,553
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,349
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,269
	PPL Electric Utilities Corp.	3.000%	10/1/49	5,000	3,284
	Progress Energy Inc.	6.000%	12/1/39	4,007	4,180
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,195
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,039
	Public Service Co. of Colorado	1.875%	6/15/31	11,694	10,052
[3]	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,264
	Public Service Co. of Colorado	5.350%	5/15/34	27,000	27,400
[3]	Public Service Co. of Colorado	6.250%	9/1/37	400	429
	Public Service Co. of Colorado	6.500%	8/1/38	75	82
	Public Service Co. of Colorado	3.600%	9/15/42	1,291	994
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	2,860
	Public Service Co. of Colorado	3.800%	6/15/47	3,100	2,313
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	2,871
	Public Service Co. of Colorado	4.050%	9/15/49	5,534	4,209
[3]	Public Service Co. of Colorado	3.200%	3/1/50	10,200	6,785
[3]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,256
	Public Service Co. of Colorado	5.250%	4/1/53	8,862	8,126
	Public Service Co. of Colorado	5.750%	5/15/54	17,000	16,753
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of New Hampshire	5.350%	10/1/33	5,471	5,665
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,100
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,800	4,445
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,000	5,053
	Public Service Co. of Oklahoma	5.200%	1/15/35	14,300	14,300
	Public Service Co. of Oklahoma	5.450%	1/15/36	7,900	7,958
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,943
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,983
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,309
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,576
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	10,700	10,887
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,000	4,971
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	7,500	7,693
	Public Service Electric & Gas Co.	4.850%	8/1/34	9,275	9,259
[3]	Public Service Electric & Gas Co.	5.050%	3/1/35	2,702	2,733
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	928
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,541
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	512
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,078
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,289
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,032
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	4,300	2,920
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	6,683	4,170
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,663
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,600
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	866	814
	Public Service Electric & Gas Co.	5.450%	8/1/53	12,083	11,840
[3]	Public Service Electric & Gas Co.	5.450%	3/1/54	16,750	16,420
	Public Service Electric & Gas Co.	5.300%	8/1/54	6,268	6,007
[3]	Public Service Electric & Gas Co.	5.500%	3/1/55	12,988	12,836
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,176
	Public Service Enterprise Group Inc.	5.875%	10/15/28	5,000	5,234
	Public Service Enterprise Group Inc.	5.200%	4/1/29	18,700	19,240
	Public Service Enterprise Group Inc.	1.600%	8/15/30	20,364	17,610
	Public Service Enterprise Group Inc.	6.125%	10/15/33	15,000	15,966
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,739
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,027
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,266
[8]	Puget Energy Inc.	5.725%	3/15/35	7,625	7,684
	Puget Sound Energy Inc.	5.330%	6/15/34	2,100	2,139
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,138
	Puget Sound Energy Inc.	5.757%	10/1/39	13,540	13,987
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,547
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	4,934
	Puget Sound Energy Inc.	4.223%	6/15/48	10,225	8,162
	Puget Sound Energy Inc.	3.250%	9/15/49	3,894	2,605
	Puget Sound Energy Inc.	5.448%	6/1/53	661	628
	Puget Sound Energy Inc.	5.685%	6/15/54	4,300	4,219
	San Diego Gas & Electric Co.	4.950%	8/15/28	4,000	4,083
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,514	3,932
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,400
	San Diego Gas & Electric Co.	5.400%	4/15/35	4,089	4,176
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,681
	San Diego Gas & Electric Co.	4.500%	8/15/40	16,140	14,399
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,244
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	3,960
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	8,675	5,799
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,000	3,141
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,180
	San Diego Gas & Electric Co.	5.350%	4/1/53	3,300	3,078
	San Diego Gas & Electric Co.	5.550%	4/15/54	12,300	11,830
[3]	SCE Recovery Funding LLC	4.697%	6/15/40	3,898	3,783
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	2,019
[3]	SCE Recovery Funding LLC	3.240%	11/15/46	1,600	1,112
[3]	SCE Recovery Funding LLC	5.112%	12/15/47	3,475	3,247
	Sempra	3.250%	6/15/27	7,595	7,440
	Sempra	3.400%	2/1/28	14,958	14,603
	Sempra	3.700%	4/1/29	7,348	7,160
	Sempra	5.500%	8/1/33	10,285	10,501
	Sempra	3.800%	2/1/38	12,452	10,319
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sempra	6.000%	10/15/39	8,125	8,236
	Sempra	4.000%	2/1/48	7,570	5,589
	Sempra	4.125%	4/1/52	8,350	8,040
	Sempra	6.400%	10/1/54	10,750	10,190
	Sempra	6.875%	10/1/54	15,800	15,978
	Sempra	6.550%	4/1/55	4,750	4,498
	Sempra	6.625%	4/1/55	6,500	6,257
	Sierra Pacific Power Co.	5.900%	3/15/54	5,000	5,015
	Southern California Edison Co.	4.400%	9/6/26	4,800	4,793
	Southern California Edison Co.	4.875%	2/1/27	9,289	9,342
[3]	Southern California Edison Co.	4.700%	6/1/27	8,000	8,028
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,074
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,684
	Southern California Edison Co.	5.650%	10/1/28	6,000	6,146
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,832
	Southern California Edison Co.	6.650%	4/1/29	850	891
	Southern California Edison Co.	5.150%	6/1/29	10,000	10,124
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,631
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,154
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,577
	Southern California Edison Co.	5.450%	6/1/31	5,000	5,092
	Southern California Edison Co.	2.750%	2/1/32	6,500	5,592
	Southern California Edison Co.	5.950%	11/1/32	17,465	17,937
	Southern California Edison Co.	6.000%	1/15/34	5,655	5,797
	Southern California Edison Co.	5.200%	6/1/34	25,557	24,803
[3]	Southern California Edison Co.	5.750%	4/1/35	8,741	8,915
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	3,982
	Southern California Edison Co.	5.625%	2/1/36	5,445	5,299
[3]	Southern California Edison Co.	5.550%	1/15/37	5,000	4,815
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,798
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,458
	Southern California Edison Co.	5.500%	3/15/40	7,472	7,015
	Southern California Edison Co.	4.500%	9/1/40	8,882	7,423
	Southern California Edison Co.	4.050%	3/15/42	12,496	9,432
	Southern California Edison Co.	4.650%	10/1/43	12,216	9,870
[3]	Southern California Edison Co.	3.600%	2/1/45	2,650	1,825
	Southern California Edison Co.	4.000%	4/1/47	4,531	3,256
[3]	Southern California Edison Co.	4.125%	3/1/48	8,370	6,076
[3]	Southern California Edison Co.	4.875%	3/1/49	8,397	6,726
	Southern California Edison Co.	3.650%	2/1/50	17,452	11,631
[3]	Southern California Edison Co.	2.950%	2/1/51	2,000	1,167
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,496
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,344
[3]	Southern California Edison Co.	5.450%	6/1/52	10,700	9,231
	Southern California Edison Co.	5.700%	3/1/53	15,905	14,299
	Southern California Edison Co.	5.750%	4/15/54	10,125	9,065
	Southern California Edison Co.	5.900%	3/1/55	7,325	6,702
	Southern California Gas Co.	2.950%	4/15/27	8,000	7,837
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	9,211
	Southern California Gas Co.	5.200%	6/1/33	5,000	5,066
	Southern California Gas Co.	5.050%	9/1/34	6,000	6,039
	Southern California Gas Co.	5.450%	6/15/35	2,800	2,857
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,157
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,507
[3]	Southern California Gas Co.	4.300%	1/15/49	1,000	804
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,374
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,458
	Southern California Gas Co.	5.750%	6/1/53	7,400	7,273
	Southern California Gas Co.	5.600%	4/1/54	2,805	2,734
	Southern California Gas Co.	6.000%	6/15/55	13,500	13,760
	Southern Co.	3.250%	7/1/26	22,141	21,904
	Southern Co.	5.113%	8/1/27	15,050	15,277
[3]	Southern Co.	1.750%	3/15/28	5,000	4,686
	Southern Co.	4.850%	6/15/28	17,020	17,318
	Southern Co.	5.500%	3/15/29	23,000	23,945
[3]	Southern Co.	3.700%	4/30/30	14,200	13,738
	Southern Co.	5.700%	10/15/32	5,050	5,309
	Southern Co.	5.200%	6/15/33	27,247	27,755
	Southern Co.	4.850%	3/15/35	25,350	24,806
	Southern Co.	4.250%	7/1/36	11,245	10,305
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	4.400%	7/1/46	12,094	10,073
[3]	Southern Co.	3.750%	9/15/51	13,919	13,715
[3]	Southern Co.	6.375%	3/15/55	20,990	21,623
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	11,086	9,536
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	10,854	11,029
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	7,750	8,128
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	4,900	4,850
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,471
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,260
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	3,275	2,517
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	10,976
	Southern Power Co.	5.150%	9/15/41	4,990	4,710
	Southern Power Co.	5.250%	7/15/43	2,635	2,470
[3]	Southern Power Co.	4.950%	12/15/46	3,965	3,433
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,064
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,450
	Southwest Gas Corp.	2.200%	6/15/30	7,250	6,516
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,690
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,909
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,752
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	6,133
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,876
	Southwestern Electric Power Co.	5.300%	4/1/33	9,500	9,573
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,712
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	4,882
	Southwestern Electric Power Co.	3.250%	11/1/51	12,720	8,199
	Southwestern Public Service Co.	5.300%	5/15/35	7,975	7,998
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,612
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	5,881
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,274
[3]	Southwestern Public Service Co.	4.400%	11/15/48	1,422	1,139
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,463
[3]	Southwestern Public Service Co.	3.150%	5/1/50	9,750	6,351
	Southwestern Public Service Co.	6.000%	6/1/54	1,928	1,948
	Spire Missouri Inc.	4.800%	2/15/33	3,000	2,988
[3]	Spire Missouri Inc.	5.150%	8/15/34	1,200	1,219
	System Energy Resources Inc.	5.300%	12/15/34	4,300	4,251
	Tampa Electric Co.	4.900%	3/1/29	2,500	2,552
	Tampa Electric Co.	2.400%	3/15/31	4,500	4,033
	Tampa Electric Co.	5.150%	3/1/35	2,876	2,891
	Tampa Electric Co.	4.350%	5/15/44	796	667
	Tampa Electric Co.	4.300%	6/15/48	14,065	11,326
	Tampa Electric Co.	3.625%	6/15/50	9,373	6,672
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,426
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,991
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,157
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,718
	Tucson Electric Power Co.	5.200%	9/15/34	3,500	3,515
	Tucson Electric Power Co.	4.000%	6/15/50	8,050	6,054
	Tucson Electric Power Co.	5.500%	4/15/53	4,750	4,513
	Tucson Electric Power Co.	5.900%	4/15/55	3,636	3,619
	Union Electric Co.	2.950%	6/15/27	17,194	16,855
	Union Electric Co.	3.500%	3/15/29	10,284	10,037
	Union Electric Co.	2.950%	3/15/30	4,525	4,270
	Union Electric Co.	2.150%	3/15/32	5,600	4,823
	Union Electric Co.	5.200%	4/1/34	16,123	16,398
	Union Electric Co.	5.250%	4/15/35	6,503	6,637
	Union Electric Co.	5.300%	8/1/37	3,882	3,924
	Union Electric Co.	8.450%	3/15/39	2,365	3,016
	Union Electric Co.	3.650%	4/15/45	3,625	2,777
	Union Electric Co.	4.000%	4/1/48	8,500	6,658
	Union Electric Co.	3.250%	10/1/49	4,840	3,324
	Union Electric Co.	2.625%	3/15/51	9,000	5,351
	Union Electric Co.	3.900%	4/1/52	10,200	7,764
	Union Electric Co.	5.450%	3/15/53	5,500	5,303
	Union Electric Co.	5.125%	3/15/55	2,500	2,317
	United Utilities plc	6.875%	8/15/28	9,302	9,984
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	14,259
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,777
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	11,485
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	10,882	10,328
	Virginia Electric & Power Co.	2.300%	11/15/31	22,550	19,719
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,779
	Virginia Electric & Power Co.	5.000%	4/1/33	10,750	10,859
	Virginia Electric & Power Co.	5.300%	8/15/33	5,500	5,616
	Virginia Electric & Power Co.	5.050%	8/15/34	3,750	3,761
	Virginia Electric & Power Co.	5.150%	3/15/35	5,800	5,825
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,188
	Virginia Electric & Power Co.	6.350%	11/30/37	4,150	4,467
	Virginia Electric & Power Co.	4.000%	1/15/43	10,462	8,457
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	6,005	5,267
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,498
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	11,374	9,283
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	7,502
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	5,710
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	9,075
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,614
	Virginia Electric & Power Co.	2.450%	12/15/50	8,052	4,530
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,126
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	3,650	3,079
	Virginia Electric & Power Co.	5.450%	4/1/53	16,740	15,920
	Virginia Electric & Power Co.	5.700%	8/15/53	7,000	6,904
	Virginia Electric & Power Co.	5.550%	8/15/54	11,175	10,806
	Virginia Electric & Power Co.	5.650%	3/15/55	5,800	5,716
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	1,488	1,495
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	8,875	9,006
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,669
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,000	2,871
	WEC Energy Group Inc.	5.600%	9/12/26	2,088	2,116
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	2,037
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	10,780
	WEC Energy Group Inc.	4.750%	1/15/28	4,500	4,550
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,938
	WEC Energy Group Inc.	1.800%	10/15/30	1,711	1,499
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,339
	Wisconsin Electric Power Co.	5.000%	5/15/29	6,400	6,567
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	11,108
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,240	2,380
	Wisconsin Electric Power Co.	4.600%	10/1/34	1,825	1,803
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	106
	Wisconsin Electric Power Co.	4.300%	10/15/48	10,325	8,430
	Wisconsin Electric Power Co.	5.050%	10/1/54	4,025	3,620
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,238
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	4,244
	Wisconsin Power & Light Co.	4.950%	4/1/33	3,500	3,507
	Wisconsin Power & Light Co.	5.375%	3/30/34	12,400	12,679
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,353
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	2,858
	Wisconsin Public Service Corp.	4.550%	12/1/29	3,500	3,541
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,064
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,486
	Xcel Energy Inc.	3.350%	12/1/26	10,000	9,856
	Xcel Energy Inc.	1.750%	3/15/27	8,361	8,000
	Xcel Energy Inc.	4.750%	3/21/28	2,829	2,857
	Xcel Energy Inc.	4.000%	6/15/28	14,995	14,878
	Xcel Energy Inc.	2.600%	12/1/29	33,005	30,556
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,930
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,774
	Xcel Energy Inc.	4.600%	6/1/32	4,700	4,598
	Xcel Energy Inc.	5.450%	8/15/33	10,468	10,693
	Xcel Energy Inc.	5.600%	4/15/35	9,000	9,182
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,772
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,358
					7,972,816
Total Corporate Bonds (Cost $84,283,023)					79,531,161
Sovereign Bonds (3.3%)
[3]	African Development Bank	0.875%	7/22/26	18,725	18,128
	African Development Bank	4.625%	1/4/27	15,500	15,669
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	African Development Bank	4.125%	2/25/27	22,400	22,493
[3]	African Development Bank	4.375%	11/3/27	31,200	31,618
	African Development Bank	4.375%	3/14/28	21,900	22,246
	African Development Bank	3.875%	6/12/28	20,283	20,355
	African Development Bank	3.500%	9/18/29	23,875	23,572
	African Development Bank	4.000%	3/18/30	37,175	37,435
	African Development Bank	4.500%	6/12/35	5,307	5,385
[3]	African Development Bank	5.750%	Perpetual	3,900	3,742
[3]	Asian Development Bank	1.750%	8/14/26	7,666	7,484
[3]	Asian Development Bank	2.625%	1/12/27	11,224	11,018
[3]	Asian Development Bank	4.125%	1/12/27	35,000	35,137
[3]	Asian Development Bank	1.500%	1/20/27	48,150	46,452
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,119
	Asian Development Bank	6.220%	8/15/27	2,175	2,267
[3]	Asian Development Bank	3.125%	8/20/27	39,175	38,673
[3]	Asian Development Bank	2.500%	11/2/27	46,115	44,829
[3]	Asian Development Bank	4.375%	1/14/28	44,800	45,469
[3]	Asian Development Bank	2.750%	1/19/28	450	439
[3]	Asian Development Bank	3.750%	4/25/28	31,150	31,155
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,654
[3]	Asian Development Bank	4.500%	8/25/28	64,125	65,525
[3]	Asian Development Bank	3.125%	9/26/28	15,188	14,894
[3]	Asian Development Bank	4.375%	3/6/29	31,850	32,502
[3]	Asian Development Bank	3.625%	8/28/29	35,803	35,567
[3]	Asian Development Bank	1.750%	9/19/29	6,340	5,836
[3]	Asian Development Bank	1.875%	1/24/30	10,865	9,983
[3]	Asian Development Bank	4.125%	5/30/30	60,451	61,200
[3]	Asian Development Bank	0.750%	10/8/30	19,000	16,188
[3]	Asian Development Bank	1.500%	3/4/31	34,200	30,007
	Asian Development Bank	3.125%	4/27/32	25,000	23,633
[3]	Asian Development Bank	3.875%	9/28/32	9,600	9,485
[3]	Asian Development Bank	4.000%	1/12/33	22,530	22,393
[3]	Asian Development Bank	3.875%	6/14/33	22,450	22,074
[3]	Asian Development Bank	4.125%	1/12/34	28,000	27,812
	Asian Development Bank	4.375%	3/22/35	56,508	57,001
	Asian Infrastructure Investment Bank	4.875%	9/14/26	19,070	19,279
	Asian Infrastructure Investment Bank	3.750%	9/14/27	10,000	10,002
	Asian Infrastructure Investment Bank	4.000%	1/18/28	25,315	25,475
	Asian Infrastructure Investment Bank	4.125%	1/18/29	19,100	19,315
	Asian Infrastructure Investment Bank	4.500%	1/16/30	20,391	20,947
	Asian Infrastructure Investment Bank	4.250%	3/13/34	8,625	8,641
	Asian Infrastructure Investment Bank	4.500%	5/21/35	6,314	6,437
	Canadian Government Bond	3.750%	4/26/28	32,300	32,334
	Canadian Government Bond	4.625%	4/30/29	23,210	23,901
	Canadian Government Bond	4.000%	3/18/30	41,175	41,494
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,859
	Corp. Andina de Fomento	6.000%	4/26/27	11,920	12,298
	Corp. Andina de Fomento	4.125%	1/7/28	3,100	3,103
	Corp. Andina de Fomento	4.125%	6/30/28	6,071	6,082
	Corp. Andina de Fomento	5.000%	1/24/29	25,700	26,401
	Corp. Andina de Fomento	5.000%	1/22/30	16,677	17,192
	Council of Europe Development Bank	0.875%	9/22/26	20,900	20,148
	Council of Europe Development Bank	4.625%	6/11/27	7,213	7,319
	Council of Europe Development Bank	3.625%	1/26/28	16,100	16,042
[3]	Council of Europe Development Bank	3.625%	5/8/28	1,930	1,924
	Council of Europe Development Bank	4.125%	1/24/29	6,300	6,365
	Council of Europe Development Bank	4.500%	1/15/30	23,500	24,133
[3,8]	Electricite de France SA	4.750%	10/13/35	2,059	1,975
	Equinor ASA	3.000%	4/6/27	3,254	3,201
	Equinor ASA	7.250%	9/23/27	4,350	4,641
	Equinor ASA	3.625%	9/10/28	9,652	9,520
[8]	Equinor ASA	6.500%	12/1/28	225	241
	Equinor ASA	3.125%	4/6/30	17,391	16,588
	Equinor ASA	2.375%	5/22/30	26,288	24,111
	Equinor ASA	5.100%	8/17/40	11,100	10,960
	Equinor ASA	4.250%	11/23/41	3,100	2,737
	Equinor ASA	3.950%	5/15/43	3,025	2,533
	Equinor ASA	4.800%	11/8/43	12,295	11,360
	Equinor ASA	3.250%	11/18/49	11,671	8,151
	Equinor ASA	3.700%	4/6/50	19,825	14,956
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	35,400	35,945
	European Bank for Reconstruction & Development	4.125%	1/25/29	36,400	36,799
[3]	European Bank for Reconstruction & Development	4.250%	3/13/34	11,600	11,591
	European Investment Bank	0.750%	10/26/26	28,000	26,878
[3]	European Investment Bank	1.375%	3/15/27	31,000	29,762
	European Investment Bank	4.375%	3/19/27	84,125	84,898
	European Investment Bank	2.375%	5/24/27	22,528	21,946
	European Investment Bank	0.625%	10/21/27	4,000	3,728
	European Investment Bank	3.250%	11/15/27	34,823	34,447
	European Investment Bank	3.875%	3/15/28	51,700	51,899
	European Investment Bank	3.875%	6/15/28	53,225	53,457
	European Investment Bank	4.500%	10/16/28	37,400	38,275
	European Investment Bank	4.000%	2/15/29	82,200	82,844
	European Investment Bank	4.750%	6/15/29	97,000	100,438
	European Investment Bank	1.625%	10/9/29	3,060	2,802
	European Investment Bank	3.750%	11/15/29	56,900	56,789
	European Investment Bank	4.500%	3/14/30	83,456	85,880
	European Investment Bank	0.875%	5/17/30	3,000	2,609
	European Investment Bank	3.625%	7/15/30	48,625	48,131
	European Investment Bank	0.750%	9/23/30	17,010	14,535
	European Investment Bank	1.250%	2/14/31	32,933	28,579
	European Investment Bank	4.375%	10/10/31	28,844	29,475
	European Investment Bank	4.250%	8/16/32	58,180	58,933
	European Investment Bank	3.750%	2/14/33	25,875	25,347
	European Investment Bank	4.125%	2/13/34	49,425	49,156
	European Investment Bank	4.625%	2/12/35	58,471	60,179
	European Investment Bank	4.875%	2/15/36	14,460	15,164
[9]	Export Development Canada	3.000%	5/25/27	22,100	21,764
[9]	Export Development Canada	3.750%	9/7/27	28,805	28,797
[9]	Export Development Canada	3.875%	2/14/28	23,300	23,370
[9]	Export Development Canada	4.125%	2/13/29	37,950	38,376
[9]	Export Development Canada	4.000%	6/20/30	26,790	26,964
[9]	Export Development Canada	4.750%	6/5/34	10,080	10,442
	Export-Import Bank of Korea	3.250%	8/12/26	425	421
	Export-Import Bank of Korea	4.625%	1/11/27	16,700	16,824
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,389
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,957
	Export-Import Bank of Korea	4.000%	9/11/27	6,875	6,857
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,765
	Export-Import Bank of Korea	4.125%	10/17/27	9,200	9,195
	Export-Import Bank of Korea	5.000%	1/11/28	14,300	14,595
	Export-Import Bank of Korea	4.625%	1/14/28	9,900	10,018
	Export-Import Bank of Korea	4.500%	1/11/29	3,700	3,739
	Export-Import Bank of Korea	4.000%	9/11/29	9,200	9,137
	Export-Import Bank of Korea	4.875%	1/14/30	13,400	13,784
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	16,788
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,924
	Export-Import Bank of Korea	2.125%	1/18/32	6,900	5,949
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,273
	Export-Import Bank of Korea	5.125%	1/11/33	10,495	10,811
	Export-Import Bank of Korea	5.125%	9/18/33	8,200	8,462
	Export-Import Bank of Korea	4.625%	1/11/34	4,000	3,986
	Export-Import Bank of Korea	5.250%	1/14/35	6,100	6,370
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	6,946
[3]	Hong Kong Government International Bond	1.750%	11/24/31	8,587	7,331
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	4,621
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,558
	Inter-American Development Bank	1.500%	1/13/27	25,000	24,125
	Inter-American Development Bank	4.375%	2/1/27	24,360	24,548
	Inter-American Development Bank	2.375%	7/7/27	28,500	27,732
	Inter-American Development Bank	0.625%	9/16/27	33,700	31,480
	Inter-American Development Bank	4.000%	1/12/28	54,600	54,923
	Inter-American Development Bank	1.125%	7/20/28	21,100	19,506
	Inter-American Development Bank	3.125%	9/18/28	25,000	24,512
	Inter-American Development Bank	4.125%	2/15/29	79,000	79,882
	Inter-American Development Bank	2.250%	6/18/29	23,200	21,879
	Inter-American Development Bank	4.500%	2/15/30	45,740	47,026
	Inter-American Development Bank	3.750%	6/14/30	9,600	9,562
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	61,065
[3]	Inter-American Development Bank	3.625%	9/17/31	35,825	35,079
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Inter-American Development Bank	3.500%	4/12/33	24,100	23,103
[3]	Inter-American Development Bank	4.500%	9/13/33	31,025	31,662
	Inter-American Development Bank	4.375%	7/17/34	23,570	23,805
[3]	Inter-American Development Bank	3.875%	10/28/41	350	309
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,526
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,276
	Inter-American Investment Corp.	3.625%	2/17/27	2,650	2,637
	Inter-American Investment Corp.	4.125%	2/15/28	13,000	13,089
	Inter-American Investment Corp.	4.750%	9/19/28	6,975	7,160
	Inter-American Investment Corp.	4.250%	2/14/29	10,525	10,647
	Inter-American Investment Corp.	4.250%	4/1/30	20,750	21,012
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	25,674
	International Bank for Reconstruction & Development	4.000%	8/27/26	9,371	9,377
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	11,022
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	98,724
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	75,000	72,871
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	41,044
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	21,093
	International Bank for Reconstruction & Development	3.625%	5/5/28	26,574	26,496
	International Bank for Reconstruction & Development	3.500%	7/12/28	53,100	52,718
	International Bank for Reconstruction & Development	4.625%	8/1/28	47,850	49,043
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	22,633
	International Bank for Reconstruction & Development	3.625%	9/21/29	56,150	55,746
	International Bank for Reconstruction & Development	3.875%	10/16/29	31,667	31,742
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,648
	International Bank for Reconstruction & Development	3.875%	2/14/30	94,425	94,596
	International Bank for Reconstruction & Development	4.125%	3/20/30	65,125	65,930
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	13,040
	International Bank for Reconstruction & Development	4.000%	7/25/30	39,375	39,631
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	31,536
	International Bank for Reconstruction & Development	4.000%	1/10/31	52,100	52,314
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	69,101
	International Bank for Reconstruction & Development	4.500%	4/10/31	58,900	60,616
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	82,404
[3]	International Bank for Reconstruction & Development	4.625%	1/15/32	80,500	83,252
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	28,883
	International Bank for Reconstruction & Development	4.000%	5/6/32	37,148	37,042
	International Bank for Reconstruction & Development	4.750%	11/14/33	20,400	21,189
	International Bank for Reconstruction & Development	3.875%	8/28/34	34,315	33,360
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,583
[3]	International Finance Corp.	4.375%	1/15/27	52,500	52,894
[3]	International Finance Corp.	4.500%	1/21/28	13,672	13,923
[3]	International Finance Corp.	4.500%	7/13/28	11,200	11,439
[3]	International Finance Corp.	4.250%	7/2/29	30,000	30,499
[3]	International Finance Corp.	3.875%	7/2/30	19,150	19,183
	International Finance Corp.	0.750%	8/27/30	8,965	7,668
[10]	Japan Bank for International Cooperation	1.875%	7/21/26	22,000	21,497
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	51,150	50,095
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	12,508
[10]	Japan Bank for International Cooperation	4.625%	7/22/27	17,400	17,628
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	21,266
[10]	Japan Bank for International Cooperation	4.625%	7/19/28	7,500	7,655
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	27,150	26,641
[10]	Japan Bank for International Cooperation	4.875%	10/18/28	2,325	2,394
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	41,719	41,166
[10]	Japan Bank for International Cooperation	2.125%	2/16/29	28,567	26,793
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,452
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,582
[10]	Japan Bank for International Cooperation	4.375%	1/24/31	15,700	15,911
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	17,270
[10]	Japan Bank for International Cooperation	4.625%	4/17/34	5,800	5,886
[10]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,201
[10]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	29,541
[10]	Japan International Cooperation Agency	4.000%	5/23/28	7,825	7,826
[10]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,421
[10]	Japan International Cooperation Agency	4.750%	5/21/29	5,657	5,798
[10]	Japan International Cooperation Agency	4.250%	5/22/30	3,330	3,359
[10]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,435
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,233
[11]	KFW	4.625%	8/7/26	44,225	44,533
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	KFW	1.000%	10/1/26	25,000	24,120
[11]	KFW	4.375%	3/1/27	64,800	65,376
[11]	KFW	3.000%	5/20/27	80,330	79,174
[11]	KFW	4.000%	6/28/27	53,750	53,983
[11]	KFW	3.500%	8/27/27	17,000	16,915
[11]	KFW	3.750%	2/15/28	44,000	44,031
[11]	KFW	2.875%	4/3/28	18,635	18,225
[3,11]	KFW	3.875%	5/15/28	30,516	30,647
[11]	KFW	3.875%	6/15/28	45,775	45,973
[11]	KFW	4.000%	3/15/29	65,800	66,309
[11]	KFW	1.750%	9/14/29	7,225	6,659
[11]	KFW	4.625%	3/18/30	7,798	8,071
[11]	KFW	3.750%	7/15/30	41,528	41,377
[11]	KFW	0.750%	9/30/30	34,750	29,685
[11]	KFW	4.750%	10/29/30	17,200	17,920
[11]	KFW	4.125%	7/15/33	43,200	43,067
[11]	KFW	4.375%	2/28/34	17,275	17,469
[11]	KFW	0.000%	4/18/36	13,280	8,303
[11]	KFW	0.000%	6/29/37	27,892	16,455
	Korea Development Bank	5.375%	10/23/26	7,650	7,766
	Korea Development Bank	4.625%	2/15/27	11,900	11,990
	Korea Development Bank	1.375%	4/25/27	11,000	10,474
	Korea Development Bank	4.125%	10/16/27	6,200	6,197
	Korea Development Bank	4.625%	2/3/28	11,800	11,944
	Korea Development Bank	4.375%	2/15/28	24,425	24,590
	Korea Development Bank	5.375%	10/23/28	4,150	4,307
	Korea Development Bank	4.500%	2/15/29	21,900	22,135
	Korea Development Bank	4.875%	2/3/30	11,800	12,134
	Korea Development Bank	1.625%	1/19/31	9,500	8,284
	Korea Development Bank	2.000%	10/25/31	6,500	5,712
	Korea Development Bank	4.375%	2/15/33	11,700	11,483
	Korea Development Bank	5.625%	10/23/33	3,400	3,618
[3,11]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,424
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	22,450
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	16,450	16,511
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	43,392	44,659
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	18,670
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	12,000	12,636
	Nordic Investment Bank	4.375%	3/14/28	35,075	35,622
	Nordic Investment Bank	4.250%	2/28/29	14,425	14,650
	Nordic Investment Bank	3.750%	5/9/30	17,236	17,176
[12]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	7,800	7,903
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	21,503	21,840
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,950
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	21,200	21,449
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	12,500	12,584
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	8,800	8,889
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	11,785	11,746
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	15,640	16,046
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,196
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	26,294
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	26,520	27,992
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	12,322	14,695
[3]	Oriental Republic of Uruguay	5.442%	2/14/37	11,172	11,455
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	6,029	5,107
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	49,580	45,739
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	25,094
[3]	Oriental Republic of Uruguay	5.250%	9/10/60	14,500	13,127
	Province of Alberta	3.300%	3/15/28	14,000	13,790
	Province of Alberta	4.500%	6/26/29	15,940	16,263
	Province of Alberta	1.300%	7/22/30	25,282	22,153
	Province of Alberta	4.500%	1/24/34	13,900	13,884
	Province of British Columbia	0.900%	7/20/26	15,000	14,517
	Province of British Columbia	4.700%	1/24/28	32,996	33,661
	Province of British Columbia	4.800%	11/15/28	40,500	41,615
	Province of British Columbia	4.900%	4/24/29	35,000	36,182
	Province of British Columbia	1.300%	1/29/31	8,300	7,146
	Province of British Columbia	4.200%	7/6/33	14,650	14,384
	Province of British Columbia	4.750%	6/12/34	36,998	37,557
	Province of British Columbia	4.800%	6/11/35	23,748	24,065
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of British Columbia	7.250%	9/1/36	2,681	3,248
[3]	Province of Manitoba	1.500%	10/25/28	5,300	4,906
	Province of Manitoba	4.300%	7/27/33	12,950	12,757
	Province of Manitoba	4.900%	5/31/34	9,070	9,284
	Province of New Brunswick	3.625%	2/24/28	5,300	5,251
	Province of Ontario	3.100%	5/19/27	51,760	51,000
	Province of Ontario	1.050%	5/21/27	15,896	15,079
	Province of Ontario	4.200%	1/18/29	24,600	24,825
	Province of Ontario	3.700%	9/17/29	31,925	31,606
	Province of Ontario	2.000%	10/2/29	17,000	15,708
	Province of Ontario	4.700%	1/15/30	28,621	29,477
	Province of Ontario	1.125%	10/7/30	14,200	12,249
	Province of Ontario	1.600%	2/25/31	9,500	8,315
	Province of Ontario	1.800%	10/14/31	22,692	19,657
[3]	Province of Ontario	2.125%	1/21/32	18,224	16,011
	Province of Ontario	5.050%	4/24/34	20,051	20,803
	Province of Ontario	4.850%	6/11/35	2,376	2,420
	Province of Quebec	2.750%	4/12/27	43,050	42,164
	Province of Quebec	3.625%	4/13/28	14,300	14,212
	Province of Quebec	4.500%	4/3/29	31,300	31,924
[3]	Province of Quebec	7.500%	9/15/29	11,407	12,943
	Province of Quebec	1.350%	5/28/30	14,200	12,528
	Province of Quebec	1.900%	4/21/31	88,000	77,997
	Province of Quebec	4.500%	9/8/33	16,350	16,374
	Province of Quebec	4.250%	9/5/34	17,100	16,708
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,899
	Province of Saskatchewan	4.650%	1/28/30	10,956	11,242
[3]	Republic of Chile	2.750%	1/31/27	16,800	16,367
[3]	Republic of Chile	3.240%	2/6/28	35,310	34,322
[3]	Republic of Chile	4.850%	1/22/29	13,900	14,096
[3]	Republic of Chile	2.450%	1/31/31	12,937	11,551
[3]	Republic of Chile	2.550%	1/27/32	16,037	14,067
[3]	Republic of Chile	2.550%	7/27/33	22,853	19,270
[3]	Republic of Chile	3.500%	1/31/34	20,420	18,306
[3]	Republic of Chile	4.950%	1/5/36	21,244	20,852
[3]	Republic of Chile	5.650%	1/13/37	21,000	21,679
[3]	Republic of Chile	3.100%	5/7/41	50,810	37,789
[3]	Republic of Chile	4.340%	3/7/42	10,504	9,094
	Republic of Chile	3.860%	6/21/47	12,200	9,448
[3]	Republic of Chile	3.500%	1/25/50	23,700	16,876
[3]	Republic of Chile	4.000%	1/31/52	12,735	9,827
[3]	Republic of Chile	5.330%	1/5/54	11,826	11,107
[3]	Republic of Chile	3.100%	1/22/61	20,050	12,143
[3]	Republic of Chile	3.250%	9/21/71	12,750	7,749
[3]	Republic of Hungary	7.625%	3/29/41	18,941	21,309
[3]	Republic of Indonesia	4.150%	9/20/27	1,000	999
	Republic of Indonesia	3.500%	1/11/28	29,900	29,426
[3]	Republic of Indonesia	4.550%	1/11/28	4,600	4,638
	Republic of Indonesia	4.100%	4/24/28	7,850	7,838
	Republic of Indonesia	4.750%	2/11/29	16,150	16,444
[3]	Republic of Indonesia	4.400%	3/10/29	8,500	8,552
	Republic of Indonesia	3.400%	9/18/29	7,950	7,688
[3]	Republic of Indonesia	5.250%	1/15/30	10,525	10,908
	Republic of Indonesia	2.850%	2/14/30	11,800	11,047
	Republic of Indonesia	3.850%	10/15/30	17,800	17,335
	Republic of Indonesia	1.850%	3/12/31	15,800	13,670
[3]	Republic of Indonesia	2.150%	7/28/31	12,500	10,893
[3]	Republic of Indonesia	3.550%	3/31/32	16,045	14,964
[3]	Republic of Indonesia	4.650%	9/20/32	16,775	16,643
[3]	Republic of Indonesia	4.850%	1/11/33	13,700	13,734
[3]	Republic of Indonesia	4.700%	2/10/34	7,175	7,049
[3]	Republic of Indonesia	4.750%	9/10/34	13,004	12,762
[3]	Republic of Indonesia	5.600%	1/15/35	12,875	13,437
	Republic of Indonesia	4.350%	1/11/48	21,695	18,139
	Republic of Indonesia	5.350%	2/11/49	12,750	12,306
	Republic of Indonesia	3.700%	10/30/49	11,725	8,753
	Republic of Indonesia	3.500%	2/14/50	3,000	2,146
	Republic of Indonesia	4.200%	10/15/50	19,100	15,395
	Republic of Indonesia	3.050%	3/12/51	18,100	11,902
[3]	Republic of Indonesia	4.300%	3/31/52	8,075	6,544
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Indonesia	5.450%	9/20/52	5,500	5,301
[3]	Republic of Indonesia	5.650%	1/11/53	12,400	12,271
[3]	Republic of Indonesia	5.100%	2/10/54	8,565	7,950
[3]	Republic of Indonesia	5.150%	9/10/54	7,500	7,046
[3]	Republic of Indonesia	3.200%	9/23/61	7,700	4,833
	Republic of Indonesia	4.450%	4/15/70	11,785	9,349
	Republic of Indonesia	3.350%	3/12/71	7,300	4,569
[3]	Republic of Italy	2.875%	10/17/29	20,800	19,568
[3]	Republic of Italy	5.375%	6/15/33	21,495	22,424
[3]	Republic of Italy	4.000%	10/17/49	21,600	15,611
[3]	Republic of Italy	3.875%	5/6/51	34,655	23,761
	Republic of Korea	2.750%	1/19/27	42,176	41,390
	Republic of Korea	2.500%	6/19/29	10,500	9,917
	Republic of Korea	4.500%	7/3/29	18,300	18,613
	Republic of Korea	1.000%	9/16/30	7,500	6,434
	Republic of Korea	1.750%	10/15/31	6,750	5,869
	Republic of Korea	4.125%	6/10/44	8,711	7,567
	Republic of Korea	3.875%	9/20/48	5,693	4,636
	Republic of Panama	8.875%	9/30/27	7,896	8,559
[3]	Republic of Panama	3.875%	3/17/28	14,290	13,849
	Republic of Panama	9.375%	4/1/29	5,080	5,729
[3]	Republic of Panama	3.160%	1/23/30	18,300	16,490
[3]	Republic of Panama	7.500%	3/1/31	12,000	12,788
[3]	Republic of Panama	2.252%	9/29/32	42,275	32,262
[3]	Republic of Panama	6.400%	2/14/35	22,039	21,459
[3]	Republic of Panama	6.700%	1/26/36	18,563	18,466
[3]	Republic of Panama	6.875%	1/31/36	10,000	9,966
[3]	Republic of Panama	8.000%	3/1/38	12,820	13,725
[3]	Republic of Panama	4.500%	5/15/47	13,643	9,417
[3]	Republic of Panama	4.500%	4/16/50	29,718	20,046
[3]	Republic of Panama	4.300%	4/29/53	19,550	12,617
[3]	Republic of Panama	6.853%	3/28/54	15,700	14,389
[3]	Republic of Panama	4.500%	4/1/56	37,156	24,136
[3]	Republic of Panama	7.875%	3/1/57	3,365	3,435
[3]	Republic of Panama	3.870%	7/23/60	36,521	20,726
[3]	Republic of Panama	4.500%	1/19/63	12,800	8,229
	Republic of Peru	4.125%	8/25/27	9,300	9,289
	Republic of Peru	2.844%	6/20/30	2,525	2,311
[3]	Republic of Peru	2.783%	1/23/31	41,456	37,183
[3]	Republic of Peru	1.862%	12/1/32	12,100	9,674
	Republic of Peru	8.750%	11/21/33	27,193	33,226
[3]	Republic of Peru	3.000%	1/15/34	25,900	21,781
[3]	Republic of Peru	5.375%	2/8/35	13,975	13,954
[3]	Republic of Peru	5.500%	3/30/36	18,492	18,524
[3]	Republic of Peru	6.550%	3/14/37	13,180	14,286
[3]	Republic of Peru	3.300%	3/11/41	14,800	11,007
	Republic of Peru	5.625%	11/18/50	25,933	24,673
[3]	Republic of Peru	3.550%	3/10/51	15,050	10,334
[3]	Republic of Peru	5.875%	8/8/54	20,500	19,803
[3]	Republic of Peru	6.200%	6/30/55	15,968	16,048
[3]	Republic of Peru	2.780%	12/1/60	19,250	10,370
[3]	Republic of Peru	3.600%	1/15/72	11,675	7,204
[3]	Republic of Peru	3.230%	7/28/21	14,925	8,013
[3]	Republic of Poland	5.500%	11/16/27	16,957	17,474
[3]	Republic of Poland	4.625%	3/18/29	18,900	19,147
[3]	Republic of Poland	4.875%	2/12/30	35,000	35,652
[3]	Republic of Poland	5.750%	11/16/32	12,600	13,300
[3]	Republic of Poland	4.875%	10/4/33	29,800	29,632
[3]	Republic of Poland	5.125%	9/18/34	34,200	34,322
[3]	Republic of Poland	5.375%	2/12/35	32,100	32,728
[3]	Republic of Poland	5.500%	4/4/53	28,025	26,057
[3]	Republic of Poland	5.500%	3/18/54	39,050	36,203
	Republic of the Philippines	3.229%	3/29/27	5,200	5,097
	Republic of the Philippines	5.170%	10/13/27	5,200	5,300
	Republic of the Philippines	3.000%	2/1/28	46,550	44,953
	Republic of the Philippines	4.625%	7/17/28	1,600	1,611
	Republic of the Philippines	3.750%	1/14/29	26,296	25,808
	Republic of the Philippines	9.500%	2/2/30	14,800	17,843
	Republic of the Philippines	4.375%	3/5/30	11,000	11,021
	Republic of the Philippines	2.457%	5/5/30	11,800	10,782
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	7.750%	1/14/31	15,750	18,274
	Republic of the Philippines	1.648%	6/10/31	14,484	12,296
	Republic of the Philippines	1.950%	1/6/32	9,075	7,701
	Republic of the Philippines	6.375%	1/15/32	11,504	12,586
	Republic of the Philippines	3.556%	9/29/32	8,500	7,888
	Republic of the Philippines	5.609%	4/13/33	8,700	9,117
	Republic of the Philippines	5.000%	7/17/33	14,050	14,199
	Republic of the Philippines	5.250%	5/14/34	11,500	11,728
	Republic of the Philippines	6.375%	10/23/34	21,140	23,256
	Republic of the Philippines	5.500%	2/4/35	14,625	15,205
	Republic of the Philippines	4.750%	3/5/35	11,200	10,990
	Republic of the Philippines	5.000%	1/13/37	14,550	14,439
	Republic of the Philippines	3.950%	1/20/40	22,190	19,118
	Republic of the Philippines	3.700%	3/1/41	22,808	18,486
	Republic of the Philippines	3.700%	2/2/42	21,838	17,502
	Republic of the Philippines	2.950%	5/5/45	14,130	9,637
	Republic of the Philippines	2.650%	12/10/45	17,528	11,326
	Republic of the Philippines	3.200%	7/6/46	25,825	18,125
	Republic of the Philippines	4.200%	3/29/47	10,504	8,557
	Republic of the Philippines	5.950%	10/13/47	10,000	10,304
	Republic of the Philippines	5.500%	1/17/48	14,000	13,671
	Republic of the Philippines	5.600%	5/14/49	8,000	7,869
	Republic of the Philippines	5.175%	9/5/49	12,600	11,683
	Republic of the Philippines	5.900%	2/4/50	11,700	11,980
[3]	State of Israel	3.250%	1/17/28	6,795	6,557
[3]	State of Israel	5.375%	3/12/29	28,680	29,201
[3]	State of Israel	2.500%	1/15/30	9,125	8,239
[3]	State of Israel	5.375%	2/19/30	24,500	25,030
[3]	State of Israel	2.750%	7/3/30	19,627	17,733
[3]	State of Israel	4.500%	1/17/33	29,375	27,931
[3]	State of Israel	5.500%	3/12/34	33,500	33,885
[3]	State of Israel	5.625%	2/19/35	29,200	29,725
[3]	State of Israel	4.500%	1/30/43	19,730	16,363
[3]	State of Israel	4.125%	1/17/48	10,725	8,079
[3]	State of Israel	3.375%	1/15/50	25,525	16,522
[3]	State of Israel	3.875%	7/3/50	22,032	15,470
[3]	State of Israel	5.750%	3/12/54	31,050	28,816
[3]	State of Israel	4.500%	4/3/20	11,950	8,447
[3]	Svensk Exportkredit AB	4.875%	9/14/26	3,500	3,535
[3]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,593
[3,6]	Svensk Exportkredit AB	3.875%	8/4/27	27,070	27,097
[3]	Svensk Exportkredit AB	3.750%	9/13/27	17,600	17,569
	Svensk Exportkredit AB	3.750%	5/8/28	3,720	3,712
	Svensk Exportkredit AB	4.125%	6/14/28	13,250	13,357
[3]	Svensk Exportkredit AB	4.250%	2/1/29	27,400	27,717
[3]	Svensk Exportkredit AB	4.875%	10/4/30	12,380	12,886
	United Mexican States	4.150%	3/28/27	15,855	15,778
	United Mexican States	3.750%	1/11/28	27,600	27,145
[3]	United Mexican States	5.400%	2/9/28	10,150	10,358
	United Mexican States	4.500%	4/22/29	29,900	29,525
[3]	United Mexican States	5.000%	5/7/29	5,000	5,026
[3]	United Mexican States	3.250%	4/16/30	14,900	13,739
[3]	United Mexican States	6.000%	5/13/30	2,628	2,726
[3]	United Mexican States	2.659%	5/24/31	48,300	41,803
[3]	United Mexican States	8.300%	8/15/31	11,390	13,465
[3]	United Mexican States	4.750%	4/27/32	24,575	23,406
[3,6]	United Mexican States	5.850%	7/2/32	45,186	45,810
[3]	United Mexican States	7.500%	4/8/33	9,200	10,218
[3]	United Mexican States	4.875%	5/19/33	31,850	30,097
[3]	United Mexican States	3.500%	2/12/34	34,369	28,997
[3]	United Mexican States	6.750%	9/27/34	15,864	16,848
[3]	United Mexican States	6.350%	2/9/35	32,700	33,453
[3]	United Mexican States	6.000%	5/7/36	53,750	53,060
[3]	United Mexican States	6.875%	5/13/37	48,744	50,897
[3,6]	United Mexican States	6.625%	1/29/38	22,888	23,238
	United Mexican States	6.050%	1/11/40	29,032	27,728
[3]	United Mexican States	4.280%	8/14/41	36,896	28,432
[3]	United Mexican States	4.750%	3/8/44	42,333	33,394
	United Mexican States	5.550%	1/21/45	22,325	20,062
	United Mexican States	4.600%	1/23/46	26,191	19,755
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.350%	1/15/47	18,143	13,102
	United Mexican States	4.600%	2/10/48	17,396	12,950
[3]	United Mexican States	4.500%	1/31/50	23,200	16,932
[3]	United Mexican States	5.000%	4/27/51	27,890	21,675
[3]	United Mexican States	4.400%	2/12/52	24,525	17,233
[3]	United Mexican States	6.338%	5/4/53	33,040	30,386
[3]	United Mexican States	6.400%	5/7/54	29,745	27,404
[3]	United Mexican States	7.375%	5/13/55	28,044	28,988
[3]	United Mexican States	3.771%	5/24/61	47,100	27,750
[3]	United Mexican States	5.750%	10/12/10	24,333	19,255
Total Sovereign Bonds (Cost $10,932,752)					10,498,761
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	400	399
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	1,170	930
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,367
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,304
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	13,031
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,135	2,383
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	17,518	18,421
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	5,695
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	8,293
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,537
	Broward County FL Airport System Revenue	3.477%	10/1/43	375	303
	California Earthquake Authority Revenue	5.603%	7/1/27	3,600	3,638
	California GO	1.700%	2/1/28	4,125	3,901
	California GO	3.500%	4/1/28	5,500	5,438
	California GO Prere.	4.500%	4/1/28	3,270	3,315
	California GO Prere.	4.600%	4/1/28	11,425	11,611
	California GO	5.125%	9/1/29	5,500	5,728
	California GO	2.500%	10/1/29	7,630	7,175
	California GO	1.750%	11/1/30	9,464	8,363
	California GO	5.750%	10/1/31	7,800	8,361
	California GO	6.000%	3/1/33	4,200	4,564
	California GO	4.500%	4/1/33	10,800	10,719
	California GO	7.500%	4/1/34	23,080	26,765
	California GO	5.150%	9/1/34	3,500	3,591
	California GO	7.550%	4/1/39	31,220	37,417
	California GO	7.300%	10/1/39	19,015	21,992
	California GO	7.350%	11/1/39	11,730	13,634
	California GO	7.625%	3/1/40	14,985	17,937
	California GO	7.600%	11/1/40	20,835	25,123
	California GO	5.875%	10/1/41	2,300	2,356
	California GO	5.200%	3/1/43	4,700	4,490
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	800	726
	California State Taxable Various Purpose GO	5.125%	3/1/38	4,700	4,668
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,499
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,074
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,280
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,611
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,734
	California State University Systemwide Revenue	5.183%	11/1/53	2,400	2,283
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,660	1,691
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,597
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,308
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	9,398
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	5,781
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/40	5,000	5,164
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	10,770	11,929
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	4,974	5,510
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	3,760
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,613
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,248
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,008
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	3,051
	Connecticut GO	5.090%	10/1/30	800	804
	Connecticut GO	5.850%	3/15/32	10,205	10,947
139

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	6.229%	11/15/34	2,695	2,848
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	852
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,010
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,146
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,000	3,295
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,481
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,511
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,850
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,203
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,676
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,075
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	8,322
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,197
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,378
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	9,309
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	12,258
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	14,500	14,878
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,524	4,427
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,500	1,916
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,989	9,706
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,593	7,036
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,027	5,575
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,499
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	4,665	4,034
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	2,001
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,621
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,868
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,747
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	3,295	2,893
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	2,595	2,361
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,042
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	188
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	16,180
	Houston TX GO	6.290%	3/1/32	7,705	8,121
	Houston TX GO	3.961%	3/1/47	3,270	2,722
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/46	1,900	1,307
	Illinois GO	5.100%	6/1/33	76,461	76,690
	Illinois GO	6.630%	2/1/35	12,712	13,353
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,519
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,026
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	3,525	3,533
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	915	919
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,921
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,605
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	4,705	4,423
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,685
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,112
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	5,728
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,373
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	8,930
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	3,265	3,425
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	3,395	3,992
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	3,443	3,419
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,250	3,296
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,642
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,100	4,191
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	5,180	5,037
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	9,065	8,607
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	13,100	13,170
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,610	2,588
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	3,398	3,235
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	1,998
140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	1,904
	Massachusetts GO	5.456%	12/1/39	6,745	6,846
	Massachusetts GO	2.900%	9/1/49	5,495	3,690
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,029
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,288
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,377
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,646
	Massachusetts SO Revenue	4.110%	7/15/31	3,024	3,017
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,845
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	3,440	3,683
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	930	833
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/46	4,625	5,349
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,503
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/55	5,500	5,668
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/42	500	376
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,547
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,993
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,791
	Michigan State University Revenue	4.165%	8/15/22	5,300	3,814
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	3,300	2,450
	Mississippi GO	5.245%	11/1/34	3,220	3,252
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,023
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,561
	National Finance Authority NH Revenue	3.300%	4/1/32	3,600	2,548
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,406
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,668
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	20,396
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	22,623
	New York City NY GO	5.206%	10/1/31	4,000	4,046
	New York City NY GO	4.610%	9/1/37	8,150	7,916
	New York City NY GO	5.517%	10/1/37	3,525	3,581
	New York City NY GO	6.271%	12/1/37	6,525	6,992
	New York City NY GO	5.264%	10/1/44	7,000	6,788
	New York City NY GO	5.094%	10/1/49	7,750	7,314
	New York City NY GO	5.263%	10/1/52	3,250	3,126
	New York City NY GO	5.828%	10/1/53	7,700	7,936
	New York City NY GO	5.114%	10/1/54	5,000	4,705
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	5,686
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	794
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,023
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	360
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	5,798
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	13,284
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	9,965
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	375	407
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	995	1,174
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,782
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,225
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,945	3,458
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	585	579
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	2,455	2,351
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,485	5,660
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	11,244
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,866
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	4,586
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	2,949
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,039	2,975
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,545
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,485	4,228
	Oregon GO	5.892%	6/1/27	5,480	5,610
[14]	Oregon School Boards Association GO	5.528%	6/30/28	262	262
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/54	7,675	7,561
141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,824
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,405
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,689
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,209
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	15,112
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,103
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,870	5,516
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,278
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,472
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,150
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,359
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,300	2,160
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	825
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,524
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	29,910	25,099
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	6,623
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	2,743
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	90
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,469
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,091
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,258
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	644
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	2,910
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	832
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	2,915
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,435
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	6,986
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,378
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,027
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,722
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,070
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,325
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,170	3,195
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,160	6,317
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	5,000	5,069
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	6,463
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,326
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,322
	State Public School Building Authority PA Revenue	5.000%	9/15/27	3,572	3,609
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	723
	Texas GO	5.517%	4/1/39	11,570	11,909
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	19,044	19,477
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	19,715	19,914
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,322
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,068
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,860
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,387
	United Nations Development Corp. NY Revenue	6.536%	8/1/55	1,525	1,594
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	4,050	3,972
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	20,293
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	4,535	4,835
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	970
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	8,290	7,002
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,004
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,275	2,019
	University of California Revenue	1.316%	5/15/27	7,550	7,203
	University of California Revenue	1.614%	5/15/30	5,830	5,206
	University of California Revenue	3.071%	5/15/51	5,900	3,903
	University of California Revenue	4.858%	5/15/12	12,189	10,108
	University of California Revenue	4.767%	5/15/15	4,925	4,014
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,405
	University of Michigan Revenue	3.599%	4/1/47	4,120	3,403
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,575
	University of Michigan Revenue	3.504%	4/1/52	3,950	2,908
	University of Michigan Revenue	3.504%	4/1/52	5,300	3,902
	University of Michigan Revenue	4.454%	4/1/22	12,600	9,882
	University of Minnesota Revenue	4.048%	4/1/52	1,416	1,141
142

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,592
[15]	University of Oregon Revenue	3.424%	3/1/60	5,270	3,646
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	5,673
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,039
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	1,883
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,420
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,135
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,405
	University of Virginia Revenue	2.256%	9/1/50	11,890	6,769
	University of Virginia Revenue	4.179%	9/1/17	3,565	2,658
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,322
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,050	3,009
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,726
Total Taxable Municipal Bonds (Cost $1,706,229)					1,483,137
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[17]	Vanguard Market Liquidity Fund (Cost $4,051,804)	4.355%		40,522,584	4,051,853
Total Investments (100.3%) (Cost $336,417,354)					318,341,559
Other Assets and Liabilities—Net (-0.3%)					(972,928)
Net Assets (100%)					317,368,631
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $27,462 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $32,498 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $894,111, representing 0.3% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
143

Total Bond Market II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	265	55,126	138

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	(420)	(47,991)	(479)
				(341)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/20/30	USD	1,200,000	1.000	26,902	7,747
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
144

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $332,365,550)	314,289,706
Affiliated Issuers (Cost $4,051,804)	4,051,853
Total Investments in Securities	318,341,559
Investment in Vanguard	8,025
Cash	1,889
Receivables for Investment Securities Sold	3,747,043
Receivables for Accrued Income	2,411,988
Receivables for Capital Shares Issued	1,837,980
Variation Margin Receivable—Futures Contracts	729
Variation Margin Receivable—Centrally Cleared Swap Contracts	613
Total Assets	326,349,826
Liabilities
Payables for Investment Securities Purchased	8,911,219
Payables for Capital Shares Redeemed	63,151
Payables to Vanguard	6,825
Total Liabilities	8,981,195
Net Assets	317,368,631
At June 30, 2025, net assets consisted of:

Paid-in Capital	345,885,180
Total Distributable Earnings (Loss)	(28,516,549)
Net Assets	317,368,631

Investor Shares—Net Assets
Applicable to 15,768,542,573 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	150,548,741
Net Asset Value Per Share—Investor Shares	$9.55

Institutional Shares—Net Assets
Applicable to 17,472,809,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	166,819,890
Net Asset Value Per Share—Institutional Shares	$9.55
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	6,171,444
Total Income	6,171,444
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,018
Management and Administrative—Investor Shares	55,968
Management and Administrative—Institutional Shares	11,010
Marketing and Distribution—Investor Shares	3,293
Marketing and Distribution—Institutional Shares	2,390
Custodian Fees	223
Shareholders’ Reports and Proxy Fees—Investor Shares	982
Shareholders’ Reports and Proxy Fees—Institutional Shares	5
Trustees’ Fees and Expenses	86
Other Expenses	34
Total Expenses	82,009
Net Investment Income	6,089,435
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,854,473)
Futures Contracts	1,407
Swap Contracts	1,285
Realized Net Gain (Loss)	(1,851,781)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,105,663
Futures Contracts	(341)
Swap Contracts	7,747
Change in Unrealized Appreciation (Depreciation)	8,113,069
Net Increase (Decrease) in Net Assets Resulting from Operations	12,350,723
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $84,127, ($96), and ($425), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
146

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,089,435	10,797,927
Realized Net Gain (Loss)	(1,851,781)	(2,502,379)
Change in Unrealized Appreciation (Depreciation)	8,113,069	(4,407,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,350,723	3,887,848
Distributions
Investor Shares	(2,881,372)	(5,192,146)
Institutional Shares	(3,209,478)	(5,606,380)
Total Distributions	(6,090,850)	(10,798,526)
Capital Share Transactions
Investor Shares	(1,366,698)	18,746,834
Institutional Shares	3,024,495	25,412,994
Net Increase (Decrease) from Capital Share Transactions	1,657,797	44,159,828
Total Increase (Decrease)	7,917,670	37,249,150
Net Assets
Beginning of Period	309,450,961	272,201,811
End of Period	317,368,631	309,450,961
See accompanying Notes, which are an integral part of the Financial Statements.
147

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.36	$9.59	$9.37	$11.05	$11.46	$11.01
Investment Operations
Net Investment Income[1]	.184	.347	.293	.223	.194	.249
Net Realized and Unrealized Gain (Loss) on Investments	.190	(.230)	.219	(1.672)	(.393)	.551
Total from Investment Operations	.374	.117	.512	(1.449)	(.199)	.800
Distributions
Dividends from Net Investment Income	(.184)	(.347)	(.292)	(.223)	(.194)	(.249)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.017)	(.101)
Total Distributions	(.184)	(.347)	(.292)	(.231)	(.211)	(.350)
Net Asset Value, End of Period	$9.55	$9.36	$9.59	$9.37	$11.05	$11.46
Total Return[2]	4.02%	1.24%	5.58%	-13.19%	-1.73%	7.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150,549	$148,927	$133,525	$115,524	$141,913	$129,026
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.66%	3.13%	2.25%	1.74%	2.17%
Portfolio Turnover Rate[4]	55%	88%	39%	49%	76%	119%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 6%, 12%, 11%, 29%, 38%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
148

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.36	$9.59	$9.37	$11.05	$11.46	$11.01
Investment Operations
Net Investment Income[1]	.187	.354	.300	.231	.201	.256
Net Realized and Unrealized Gain (Loss) on Investments	.190	(.231)	.219	(1.673)	(.393)	.552
Total from Investment Operations	.377	.123	.519	(1.442)	(.192)	.808
Distributions
Dividends from Net Investment Income	(.187)	(.353)	(.299)	(.230)	(.201)	(.257)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.017)	(.101)
Total Distributions	(.187)	(.353)	(.299)	(.238)	(.218)	(.358)
Net Asset Value, End of Period	$9.55	$9.36	$9.59	$9.37	$11.05	$11.46
Total Return	4.06%	1.31%	5.66%	-13.12%	-1.67%	7.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$166,820	$160,524	$138,677	$114,556	$115,495	$92,739
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.73%	3.20%	2.34%	1.81%	2.24%
Portfolio Turnover Rate[3]	55%	88%	39%	49%	76%	119%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 6%, 12%, 11%, 29%, 38%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
149

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts securities with a value of $5,467,000 and cash of $13,315,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a
150

Total Bond Market II Index Fund
notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
151

Total Bond Market II Index Fund
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $8,025,000, representing less than 0.01% of the fund’s net assets and 3.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
152

Total Bond Market II Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	216,332,100	—	216,332,100
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,444,547	—	6,444,547
Corporate Bonds	—	79,531,161	—	79,531,161
Sovereign Bonds	—	10,498,761	—	10,498,761
Taxable Municipal Bonds	—	1,483,137	—	1,483,137
Temporary Cash Investments	4,051,853	—	—	4,051,853
Total	4,051,853	314,289,706	—	318,341,559

Derivative Financial Instruments
Assets
Futures Contracts[1]	138	—	—	138
Swap Contracts	7,747[1]	—	—	7,747
Total	7,885	—	—	7,885
Liabilities
Futures Contracts[1]	(479)	—	—	(479)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At June 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	138	—	138
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	7,747	7,747
Total Assets	138	7,747	7,885

Unrealized Depreciation—Futures Contracts[1]	(479)	—	(479)
Total Liabilities	(479)	—	(479)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,407	—	1,407
Swap Contracts	—	1,285	1,285
Realized Net Gain (Loss) on Derivatives	1,407	1,285	2,692

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(341)	—	(341)
Swap Contracts	—	7,747	7,747
Change in Unrealized Appreciation (Depreciation) on Derivatives	(341)	7,747	7,406
E.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	337,234,910
Gross Unrealized Appreciation	2,336,427
Gross Unrealized Depreciation	(21,222,372)
Net Unrealized Appreciation (Depreciation)	(18,885,945)
153

Total Bond Market II Index Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $7,828,377,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2025, the fund purchased $13,629,869,000 of investment securities and sold $14,818,423,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $157,601,015,000 and $155,066,244,000, respectively.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,331,418	989,683	20,504,349	2,164,923
Issued in Lieu of Cash Distributions	2,881,372	303,448	5,192,146	548,882
Redeemed	(13,579,488)	(1,434,351)	(6,949,661)	(727,771)
Net Increase (Decrease)—Investor Shares	(1,366,698)	(141,220)	18,746,834	1,986,034
Institutional Shares
Issued	13,067,296	1,384,822	27,508,742	2,901,701
Issued in Lieu of Cash Distributions	3,209,377	337,983	5,606,372	592,636
Redeemed	(13,252,178)	(1,398,592)	(7,702,120)	(806,768)
Net Increase (Decrease)—Institutional Shares	3,024,495	324,213	25,412,994	2,687,569
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6352 082025
154

Financial Statements
For the six-months ended June 30, 2025
Vanguard Inflation-Protected Securities Fund

Contents
Financial Statements	1

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	674,844	668,746
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	799,385	790,042
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	654,829	645,688
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	324,552	329,886
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	817,546	800,257
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	717,658	707,922
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	813,198	823,065
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	742,081	727,955
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	316,596	320,463
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	807,817	806,070
[1]	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	316,468	336,406
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	642,043	634,082
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	832,556	863,469
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	554,918	546,174
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	292,331	304,057
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	858,453	881,282
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	359,491	392,307
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	653,329	627,056
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/29	885,358	896,097
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	301,183	284,106
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/30	913,426	919,735
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,382,421	1,297,882
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	531,004	491,625
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	857,732	788,992
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,079,033	977,680
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	135,585	150,828
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	971,511	905,949
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	953,287	910,482
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	934,059	906,679
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	987,307	978,579
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/34	1,024,284	1,025,475
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/35	1,076,876	1,094,525
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	166,385	164,003
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	35,886	35,064
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	622,678	482,501
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	314,964	233,577
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	432,864	362,780
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	478,115	348,443
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	246,722	186,574
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	299,777	216,694
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	218,528	160,369
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	133,845	96,932
[2]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	276,976	160,436
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	298,151	161,997
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	175,145	93,356
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	335,754	265,719
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/54	203,189	185,890
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/55	172,808	167,087
	United States Treasury Note/Bond	0.625%	5/15/30	29,000	24,949
	United States Treasury Note/Bond	3.750%	6/30/30	34,200	34,115
	United States Treasury Note/Bond	4.250%	2/28/31	60,000	61,163
	United States Treasury Note/Bond	4.125%	3/31/31	20,000	20,255
	United States Treasury Note/Bond	4.625%	5/31/31	146,650	152,275
	United States Treasury Note/Bond	3.750%	8/31/31	70,000	69,344
	United States Treasury Note/Bond	4.125%	2/29/32	92,000	92,855
	United States Treasury Note/Bond	4.000%	2/15/34	109,000	107,884
	United States Treasury Note/Bond	4.250%	11/15/34	50,000	50,170
	United States Treasury Note/Bond	3.000%	2/15/49	82,000	60,427
	United States Treasury Note/Bond	2.000%	2/15/50	42,000	24,664
	United States Treasury Note/Bond	2.250%	2/15/52	237,000	144,801
1

Inflation-Protected Securities Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond		4.250%	2/15/54	177,500	161,948
Total U.S. Government and Agency Obligations (Cost $27,841,082)						27,159,833
					Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3]	Vanguard Market Liquidity Fund (Cost $11,417)		4.355%		114,196	11,418
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	64,200	488
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	64,200	488
Total Options Purchased (Cost $976)						976
Total Investments (99.7%) (Cost $27,853,475)						27,172,227
Other Assets and Liabilities—Net (0.3%)						78,068
Net Assets (100%)						27,250,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $31,803 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,312 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
2

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	1,624	177,016	(30)
10-Year U.S. Treasury Note	September 2025	642	71,984	844
Ultra 10-Year U.S. Treasury Note	September 2025	835	95,412	184
				998

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(721)	(85,889)	(2,344)
				(1,346)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/30/29	9/2/25[2]	175,000	3.365[3]	(0.000)[4]	—	—
2/15/35	9/2/25[2]	85,000	0.000[4]	(3.660)[3]	—	—
2/15/49	N/A	57,200	0.000[5]	(2.487)[6]	(465)	(465)
2/15/50	N/A	25,000	0.000[5]	(2.440)[6]	(27)	(27)
2/15/52	N/A	67,000	0.000[5]	(2.300)[6]	1,596	1,596
2/15/52	N/A	44,500	0.000[5]	(2.445)[6]	(123)	(123)
2/15/52	N/A	34,000	0.000[5]	(2.365)[6]	409	409
11/13/54	N/A	65,000	0.000[5]	(2.485)[6]	(816)	(816)
1/13/55	N/A	70,000	0.000[5]	(2.474)[6]	(763)	(763)
					(189)	(189)
1 Notional amount denominated in U.S. dollar.
2 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
3 Interest payment received/paid annually.
4 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
6 Interest payment received/paid at maturity.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,842,058)	27,160,809
Affiliated Issuers (Cost $11,417)	11,418
Total Investments in Securities	27,172,227
Investment in Vanguard	710
Receivables for Investment Securities Sold	548,784
Receivables for Accrued Income	116,512
Receivables for Capital Shares Issued	24,504
Other Assets	117
Total Assets	27,862,854
Liabilities
Due to Custodian	614
Payables for Investment Securities Purchased	507,734
Payables for Capital Shares Redeemed	82,145
Payables for Distributions	20,399
Payables to Vanguard	1,062
Variation Margin Payable—Futures Contracts	282
Variation Margin Payable—Centrally Cleared Swap Contracts	323
Total Liabilities	612,559
Net Assets	27,250,295
At June 30, 2025, net assets consisted of:

Paid-in Capital	31,030,306
Total Distributable Earnings (Loss)	(3,780,011)
Net Assets	27,250,295

Investor Shares—Net Assets
Applicable to 178,514,268 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,113,535
Net Asset Value Per Share—Investor Shares	$11.84

Admiral™ Shares—Net Assets
Applicable to 586,563,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,632,338
Net Asset Value Per Share—Admiral Shares	$23.24

Institutional Shares—Net Assets
Applicable to 1,215,169,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,504,422
Net Asset Value Per Share—Institutional Shares	$9.47
See accompanying Notes, which are an integral part of the Financial Statements.
4

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Interest[1]	658,722
Total Income	658,722
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,459
Management and Administrative—Investor Shares	1,901
Management and Administrative—Admiral Shares	4,877
Management and Administrative—Institutional Shares	2,445
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—Admiral Shares	378
Marketing and Distribution—Institutional Shares	173
Custodian Fees	9
Shareholders’ Reports and Proxy Fees—Investor Shares	6
Shareholders’ Reports and Proxy Fees—Admiral Shares	164
Shareholders’ Reports and Proxy Fees—Institutional Shares	206
Trustees’ Fees and Expenses	7
Other Expenses	5
Total Expenses	12,673
Net Investment Income	646,049
Realized Net Gain (Loss)
Investment Securities Sold[1]	(200,678)
Futures Contracts	(14,531)
Options Purchased	267
Options Written	(334)
Swap Contracts	(1,476)
Realized Net Gain (Loss)	(216,752)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	767,578
Futures Contracts	(407)
Options Purchased	—
Swap Contracts	98
Change in Unrealized Appreciation (Depreciation)	767,269
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,566
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,280, $18, and ($46), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	646,049	1,080,967
Realized Net Gain (Loss)	(216,752)	(1,078,296)
Change in Unrealized Appreciation (Depreciation)	767,269	496,916
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,566	499,587
Distributions
Investor Shares	(27,331)	(90,164)
Admiral Shares	(181,916)	(546,462)
Institutional Shares	(154,887)	(445,343)
Total Distributions	(364,134)	(1,081,969)
Capital Share Transactions
Investor Shares	(135,927)	(383,621)
Admiral Shares	100,867	(1,126,160)
Institutional Shares	629,038	(718,521)
Net Increase (Decrease) from Capital Share Transactions	593,978	(2,228,302)
Total Increase (Decrease)	1,426,410	(2,810,684)
Net Assets
Beginning of Period	25,823,885	28,634,569
End of Period	27,250,295	25,823,885
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.47	$11.73	$11.80	$14.49	$14.43	$13.18
Investment Operations
Net Investment Income[1]	.276	.453	.468	.965	.766	.193
Net Realized and Unrealized Gain (Loss) on Investments	.247	(.246)	(.045)	(2.672)	.023	1.242
Total from Investment Operations	.523	.207	.423	(1.707)	.789	1.435
Distributions
Dividends from Net Investment Income	(.153)	(.467)	(.493)	(.983)	(.728)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	(.001)	—
Total Distributions	(.153)	(.467)	(.493)	(.983)	(.729)	(.185)
Net Asset Value, End of Period	$11.84	$11.47	$11.73	$11.80	$14.49	$14.43
Total Return[2]	4.56%	1.75%	3.65%	-11.95%	5.56%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,114	$2,181	$2,614	$3,082	$4,024	$3,570
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.75%	3.85%	3.95%	7.33%	5.26%	1.38%
Portfolio Turnover Rate	42%	75%	34%	28%	24%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.52	$23.03	$23.16	$28.44	$28.32	$25.88
Investment Operations
Net Investment Income[1]	.556	.912	.947	1.929	1.534	.421
Net Realized and Unrealized Gain (Loss) on Investments	.477	(.483)	(.085)	(5.252)	.045	2.411
Total from Investment Operations	1.033	.429	.862	(3.323)	1.579	2.832
Distributions
Dividends from Net Investment Income	(.313)	(.939)	(.992)	(1.957)	(1.458)	(.392)
Distributions from Realized Capital Gains	—	—	—	—	(.001)	—
Total Distributions	(.313)	(.939)	(.992)	(1.957)	(1.459)	(.392)
Net Asset Value, End of Period	$23.24	$22.52	$23.03	$23.16	$28.44	$28.32
Total Return[2]	4.59%	1.86%	3.79%	-11.85%	5.68%	10.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,632	$13,109	$14,535	$16,985	$22,745	$18,143
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.86%	3.95%	4.07%	7.46%	5.37%	1.54%
Portfolio Turnover Rate	42%	75%	34%	28%	24%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.17	$9.38	$9.43	$11.59	$11.54	$10.54
Investment Operations
Net Investment Income[1]	.229	.377	.390	.781	.626	.174
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.201)	(.033)	(2.141)	.021	.989
Total from Investment Operations	.429	.176	.357	(1.360)	.647	1.163
Distributions
Dividends from Net Investment Income	(.129)	(.386)	(.407)	(.800)	(.597)	(.163)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	—
Total Distributions	(.129)	(.386)	(.407)	(.800)	(.597)	(.163)
Net Asset Value, End of Period	$9.47	$9.17	$9.38	$9.43	$11.59	$11.54
Total Return	4.68%	1.86%	3.85%	-11.90%	5.72%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,504	$10,534	$11,485	$12,033	$14,998	$12,587
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.92%	4.00%	4.12%	7.42%	5.37%	1.56%
Portfolio Turnover Rate	42%	75%	34%	28%	24%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented 6% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
10

Inflation-Protected Securities Fund
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2025.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
11

Inflation-Protected Securities Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $710,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,159,833	—	27,159,833
Temporary Cash Investments	11,418	—	—	11,418
Options Purchased	—	976	—	976
Total	11,418	27,160,809	—	27,172,227

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,028	—	—	1,028
Swap Contracts	2,005[1]	—	—	2,005
Total	3,033	—	—	3,033
Liabilities
Futures Contracts[1]	(2,374)	—	—	(2,374)
Swap Contracts	(2,194)[1]	—	—	(2,194)
Total	(4,568)	—	—	(4,568)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,041,462
Gross Unrealized Appreciation	231,732
Gross Unrealized Depreciation	(1,102,502)
Net Unrealized Appreciation (Depreciation)	(870,770)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $2,969,090,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $12,406,250,000 of investment securities and sold $11,210,620,000 of investment securities, other than temporary cash investments.
12

Inflation-Protected Securities Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	150,431	12,798	196,081	16,663
Issued in Lieu of Cash Distributions	25,459	2,148	83,947	7,203
Redeemed	(311,817)	(26,551)	(663,649)	(56,542)
Net Increase (Decrease)—Investor Shares	(135,927)	(11,605)	(383,621)	(32,676)
Admiral Shares
Issued	1,606,447	69,705	2,158,190	93,501
Issued in Lieu of Cash Distributions	161,589	6,944	484,579	21,183
Redeemed	(1,667,169)	(72,332)	(3,768,929)	(163,554)
Net Increase (Decrease)—Admiral Shares	100,867	4,317	(1,126,160)	(48,870)
Institutional Shares
Issued	1,615,353	171,490	1,714,048	182,460
Issued in Lieu of Cash Distributions	151,539	15,982	432,409	46,390
Redeemed	(1,137,854)	(120,843)	(2,864,978)	(304,481)
Net Increase (Decrease)—Institutional Shares	629,038	66,629	(718,521)	(75,631)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1192 082025
13

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Bond Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	604,158,695,218	25,409,983,479	N/A	N/A
Mark Loughridge	599,344,845,692	30,223,833,005	N/A	N/A
Scott C. Malpass	599,311,592,450	30,257,086,247	N/A	N/A
John Murphy	604,235,399,554	25,333,279,143	N/A	N/A
Lubos Pastor	604,282,415,642	25,286,263,055	N/A	N/A
Rebecca Patterson	604,548,849,204	25,019,829,493	N/A	N/A
André F. Perold	600,416,503,894	29,152,174,803	N/A	N/A
Salim Ramji	600,347,364,138	29,221,314,559	N/A	N/A
Sarah Bloom Raskin	598,981,935,143	30,586,743,554	N/A	N/A
Grant Reid	604,133,995,807	25,434,682,890	N/A	N/A
David Thomas	603,998,878,733	25,569,799,964	N/A	N/A
Barbara Venneman	604,443,359,960	25,125,318,737	N/A	N/A
Peter F. Volanakis	599,346,917,863	30,221,760,834	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Bond Index Funds

The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total Bond Market Index Fund

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Bond Market II Index Fund

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Inflation-Protected Securities Fund

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.